DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
FRN	Floating Rate Note
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2025.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

∞	Rates reflect the effective yields at purchase date.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 1/31/25

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (59.5%)
AUSTRALIA — (5.9%)
ANZ New Zealand International Ltd., SOFR + 0.600%, FRN
(r)Ω	5.063%, 02/18/25		460	$460,086
Australia & New Zealand Banking Group Ltd.
	4.050%, 05/12/25	AUD	900	558,737
(r)Ω	SOFR + 0.810%, FRN, 4.810%, 01/18/27		400	402,795
(r)	SOFR + 0.810%, FRN, 5.178%, 01/18/27		250	251,747
(r)	3M Swap + 0.970%, FRN, 5.387%, 05/12/27	AUD	500	313,259
Commonwealth Bank of Australia
(r)	SOFR + 0.400%, FRN, 4.760%, 07/07/25		1,100	1,100,854
(r)Ω	SOFR + 0.750%, FRN, 5.141%, 03/13/26		892	895,804
(r)Ω	SOFR + 0.520%, FRN, 4.908%, 06/15/26		1,218	1,219,798
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	5.284%, 07/02/27		2,000	2,019,280
National Australia Bank Ltd.
	3.900%, 05/30/25	AUD	4,000	2,481,378
Westpac Banking Corp.
	2.350%, 02/19/25		4,000	3,995,774
(r)	3M Swap + 1.050%, FRN, 5.470%, 05/20/27	AUD	500	313,691
TOTAL AUSTRALIA				14,013,203
CANADA — (6.3%)
Bank of Montreal
(r)	SOFR + 1.060%, FRN, 5.473%, 06/07/25		110	110,299
(r)	SOFR + 1.330%, FRN, 5.748%, 06/05/26		683	690,066
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	SOFR + 0.620%, FRN, 5.013%, 09/15/26		300	$300,430
Canadian Imperial Bank of Commerce
	3.945%, 08/04/25		2,250	2,243,525
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,450,000
Nutrien Ltd.
	3.000%, 04/01/25		186	185,473
	5.950%, 11/07/25		1,500	1,514,204
Province of Alberta
	1.000%, 05/20/25		600	593,913
Royal Bank of Canada
	3.403%, 03/24/25	CAD	10,000	6,884,439
TOTAL CANADA				14,972,349
FRANCE — (1.7%)
Banque Federative du Credit Mutuel SA
(r)Ω	SOFR + 0.410%, FRN, 4.932%, 02/04/25		1,000	1,000,004
(r)	SOFR + 1.400%, FRN, 5.772%, 07/13/26		1,300	1,316,696
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	5.272%, 03/11/27		1,800	1,806,099
TOTAL FRANCE				4,122,799
GERMANY — (3.4%)
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		1,871	1,867,089
Landeskreditbank Baden-Wuerttemberg Foerderbank, SONIA + 1.250%, FRN
(r)	5.978%, 02/23/26	GBP	3,800	4,761,326
Landwirtschaftliche Rentenbank
	0.500%, 05/27/25		600	592,747
Mercedes-Benz Finance North America LLC, SOFR + 0.630%, FRN
(r)Ω	5.012%, 07/31/26		600	600,636

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	T-Mobile USA, Inc.
	3.500%, 04/15/25		300	$299,256
	TOTAL GERMANY			8,121,054
JAPAN — (3.3%)
American Honda Finance Corp.
(r)	SOFR + 0.600%, FRN, 5.069%, 08/14/25		269	269,426
(r)	SOFR + 0.710%, FRN, 4.997%, 07/09/27		1,661	1,665,758
	Aviation Capital Group LLC
Ω	4.125%, 08/01/25		1,700	1,693,243
	Japan Bank for International Cooperation
	0.625%, 07/15/25		468	460,058
	Japan Finance Organization for Municipalities
	2.375%, 02/13/25		1,500	1,499,151
	Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		2,200	2,196,788
	TOTAL JAPAN			7,784,424
NETHERLANDS — (1.1%)
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 5.080%, 01/09/26		300	301,177
(r)	SOFR + 0.900%, FRN, 5.268%, 10/05/26		500	504,159
(r)	3M Swap + 0.870%, FRN, 5.288%, 02/26/27	AUD	3,000	1,873,231
	TOTAL NETHERLANDS			2,678,567
NEW ZEALAND — (0.9%)
New Zealand Local Government Funding Agency Bonds
	2.750%, 04/15/25	NZD	4,000	2,250,187
NORWAY — (1.4%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 5.399%, 06/17/26		3,200	3,229,838
SINGAPORE — (1.1%)
	DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)	5.019%, 09/12/25		750	750,988
		Face Amount^	Value†
		(000)
SINGAPORE — (Continued)
United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r) 5.135%, 02/24/27	AUD	3,000	$1,869,184
TOTAL SINGAPORE			2,620,172
SPAIN — (0.2%)
Santander Holdings USA, Inc.
3.450%, 06/02/25		452	449,788
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.2%)
Asian Development Bank, SOFR + 1.000%, FRN
(r) 5.375%, 04/06/27		5,000	5,078,715
Asian Infrastructure Investment Bank
0.500%, 05/28/25		148	146,180
European Investment Bank
1.250%, 05/12/25	SEK	35,000	3,146,016
(r) SONIA + 0.340%, FRN, 5.067%, 03/12/26	GBP	3,000	3,726,855
International Bank for Reconstruction & Development
0.625%, 04/22/25		78	77,356
(r) SOFR + 0.180%, FRN, 4.582%, 06/15/26		174	173,885
(r) SOFR + 0.430%, FRN, 4.900%, 08/19/27		5,000	5,020,543
International Finance Corp.
4.000%, 04/03/25	AUD	3,569	2,217,122
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			19,586,672
SWITZERLAND — (0.3%)
UBS Group AG
3.750%, 03/26/25		700	699,335
UNITED KINGDOM — (0.7%)
Barclays PLC
3.650%, 03/16/25		564	563,212
Reynolds American, Inc.
4.450%, 06/12/25		1,027	1,026,091
TOTAL UNITED KINGDOM			1,589,303
UNITED STATES — (25.0%)
AbbVie, Inc.
3.800%, 03/15/25		241	240,786
3.600%, 05/14/25		100	99,755

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25	1,245	$1,241,276
American Express Co.
(r)	SOFR + 0.930%, FRN, 5.352%, 03/04/25	500	500,000
(r)	SOFR + 0.650%, FRN, 5.172%, 11/04/26	266	266,823
	American Tower Corp.
	2.400%, 03/15/25	1,700	1,695,139
	American Water Capital Corp.
	3.400%, 03/01/25	2,600	2,597,185
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,810,560
	Amgen, Inc.
	3.125%, 05/01/25	3,000	2,989,516
	ARES Capital Corp.
	3.250%, 07/15/25	1,600	1,589,117
	AutoZone, Inc.
	3.250%, 04/15/25	690	688,170
	Bank of America NA, SOFR + 1.020%, FRN
(r)	5.484%, 08/18/26	300	302,550
	Bank of New York Mellon Corp., SOFR + 0.620%, FRN
(r)	5.002%, 04/25/25	1,500	1,501,130
	Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.944%, 02/20/26	750	752,369
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,800,000
	Campbell's Co.
	3.300%, 03/19/25	310	309,435
	Caterpillar Financial Services Corp.
	5.400%, 03/10/25	498	498,591
	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	5.125%, 04/01/25	1,093	1,093,477
	Citibank NA, SOFR + 1.060%, FRN
(r)	5.482%, 12/04/26	1,500	1,515,873
	Citigroup, Inc.
	3.300%, 04/27/25	270	269,193
	CNO Financial Group, Inc.
	5.250%, 05/30/25	1,800	1,800,465
	DCP Midstream Operating LP
	5.375%, 07/15/25	130	130,230
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Discover Financial Services
	3.750%, 03/04/25	700	$699,476
	Dollar Tree, Inc.
	4.000%, 05/15/25	1,800	1,797,207
	EIDP, Inc.
	1.700%, 07/15/25	670	661,232
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,988,605
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,102,064
	Franklin Resources, Inc.
	2.850%, 03/30/25	970	966,980
	General Motors Financial Co., Inc.
	3.800%, 04/07/25	1,500	1,497,638
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	2,140	2,138,057
	Gilead Sciences, Inc.
	3.500%, 02/01/25	1,000	1,000,000
	Global Payments, Inc.
	2.650%, 02/15/25	300	299,613
	Haleon U.K. Capital PLC
	3.125%, 03/24/25	1,500	1,496,754
	HCA, Inc.
	5.375%, 02/01/25	1,310	1,310,000
	Intel Corp.
	3.400%, 03/25/25	330	329,357
	J.M. Smucker Co.
	3.500%, 03/15/25	200	199,651
John Deere Capital Corp.
(r)	SOFR + 0.440%, FRN, 4.869%, 03/06/26	500	501,070
(r)	SOFR + 0.790%, FRN, 5.211%, 06/08/26	1,072	1,078,081
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.413%, 12/08/26	1,700	1,719,776
	Marathon Petroleum Corp.
	4.700%, 05/01/25	1,000	999,968
	Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.548%, 10/30/26	1,350	1,365,991
National Rural Utilities Cooperative Finance Corp.
	1.875%, 02/07/25	1,000	999,624
(r)	SOFR + 0.800%, FRN, 5.314%, 02/05/27	1,218	1,227,866
	Netflix, Inc.
Ω	3.625%, 06/15/25	240	238,973

Enhanced U.S. Large Company Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc.
6.051%, 03/01/25	962	$962,924
(r) SOFR + 0.760%, FRN, 5.142%, 01/29/26	750	752,774
Ovintiv, Inc.
5.650%, 05/15/25	1,815	1,818,555
Philip Morris International, Inc.
1.500%, 05/01/25	140	138,984
Phillips 66 Co.
3.605%, 02/15/25	130	129,902
Principal Financial Group, Inc.
3.400%, 05/15/25	174	173,390
Public Storage Operating Co., SOFR + 0.600%, FRN
(r) 4.982%, 07/25/25	190	190,320
QUALCOMM, Inc.
3.450%, 05/20/25	151	150,537
Ross Stores, Inc.
4.600%, 04/15/25	899	899,051
Synchrony Financial
4.500%, 07/23/25	1,800	1,796,556
Truist Financial Corp.
4.000%, 05/01/25	680	678,811
U.S. Bancorp
1.450%, 05/12/25	1,337	1,325,692
Ventas Realty LP
3.500%, 02/01/25	400	400,000
Virginia Electric & Power Co.
3.100%, 05/15/25	159	158,585
WP Carey, Inc.
4.000%, 02/01/25	1,600	1,600,000
TOTAL UNITED STATES		59,485,704
TOTAL BONDS		141,603,395
U.S. TREASURY OBLIGATIONS — (17.9%)
U.S. Treasury Notes
0.250%, 05/31/25	3,000	2,960,672
(r) 3M USTMMR + 0.125%, FRN, 4.365%, 07/31/25	1,000	1,000,420
(r) 3M USTMMR + 0.170%, FRN, 4.410%, 10/31/25	18,500	18,519,606
(r) 3M USTMMR + 0.245%, FRN, 4.485%, 01/31/26	12,000	12,023,436
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.150%, FRN, 4.390%, 04/30/26	8,000	$8,007,111
TOTAL U.S. TREASURY OBLIGATIONS			42,511,245
COMMERCIAL PAPER — (21.0%)
AUSTRALIA — (1.7%)
Australia & New Zealand Banking Group Ltd.
Ω	4.562%, 03/10/25	4,000	3,981,706
CANADA — (2.8%)
Bank of Montreal
	4.584%, 03/19/25	500	497,166
Canadian National Railway Co.
Ω	4.510%, 02/12/25	1,250	1,248,166
Ω	4.563%, 03/17/25	1,000	994,456
Canadian Pacific Railway Co.
Ω	4.628%, 03/05/25	1,500	1,493,755
TELUS Corp.
Ω	4.705%, 07/11/25	1,000	979,680
TransCanada PipeLines Ltd.
Ω	4.594%, 03/19/25	1,500	1,491,087
TOTAL CANADA			6,704,310
FRANCE — (1.7%)
BPCE SA
Ω	4.497%, 04/28/25	2,000	1,978,787
TotalEnergies Capital SA
Ω	4.439%, 02/25/25	2,000	1,993,961
TOTAL FRANCE			3,972,748
ITALY — (0.1%)
Intesa Sanpaolo Funding LLC
	5.031%, 02/10/25	250	249,671
SINGAPORE — (0.8%)
DBS Bank Ltd.
Ω	4.566%, 03/24/25	2,000	1,987,314
UNITED KINGDOM — (2.5%)
Experian Finance PLC
Ω	4.648%, 02/10/25	500	499,384
Lloyds Bank PLC
	4.463%, 05/05/25	2,250	2,224,385
LSEGA Financing PLC
Ω	4.497%, 02/13/25	2,000	1,996,799

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
Standard Chartered Bank
Ω	4.630%, 02/14/25	1,238	$1,235,917
TOTAL UNITED KINGDOM			5,956,485
UNITED STATES — (11.4%)
Amcor Flexibles North America, Inc.
Ω	4.621%, 02/27/25	500	498,251
Ameren Corp.
	4.613%, 02/21/25	1,750	1,745,430
Archer-Daniels-Midland Co.
Ω	4.457%, 03/11/25	2,000	1,990,550
Becton Dickinson & Co.
Ω	4.576%, 02/13/25	1,500	1,497,565
Broadcom, Inc.
Ω	4.621%, 02/20/25	1,500	1,496,036
Consolidated Edison Co. of New York, Inc.
Ω	4.710%, 02/27/25	500	498,306
CVS Health Corp.
Ω	5.121%, 04/09/25	1,500	1,486,619
Duke Energy Corp.
Ω	4.580%, 03/24/25	1,500	1,490,240
Enel Finance America LLC
Ω	4.644%, 03/14/25	1,000	994,710
Entergy Corp.
Ω	4.731%, 02/28/25	1,500	1,494,709
Eversource Energy
Ω	4.716%, 02/25/25	1,500	1,495,377
Glencore Funding LLC
Ω	4.631%, 02/21/25	1,000	997,366
Mondelez International, Inc.
Ω	4.579%, 02/26/25	1,500	1,495,158
NextEra Energy Capital Holdings, Inc.
Ω	4.604%, 02/11/25	500	499,313
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Parker-Hannifin Corp.
Ω	4.792%, 02/03/25		2,000	$1,999,254
Ω	4.705%, 02/19/25		500	498,811
Province of Quebec
Ω	4.459%, 03/20/25		2,000	1,988,609
Sherwin-Williams Co.
Ω	4.566%, 03/10/25		1,500	1,492,998
Southern Co.
Ω	4.577%, 02/04/25		1,500	1,499,254
Walt Disney Co.
Ω	4.462%, 03/07/25		2,000	1,991,590
TOTAL UNITED STATES				27,150,146
TOTAL COMMERCIAL PAPER (Cost $50,006,501)				50,002,380
FOREIGN SOVEREIGN OBLIGATIONS — (1.6%)
UNITED KINGDOM — (1.6%)
U.K. Treasury Bills
∞	4.730%, 02/10/25	GBP	3,000	3,716,298
TOTAL INVESTMENT SECURITIES (Cost $238,914,828)				237,833,318

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	65	751
TOTAL INVESTMENTS — (100.0%)
(Cost $238,915,579)^^			$237,834,069
As of January 31, 2025, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	14,960,326	AUD	22,576,833	Barclays Capital	02/11/25	$924,198
USD	3,204,646	SEK	35,241,202	NatWest Markets PLC	02/28/25	21,680
USD	12,339,558	GBP	9,855,869	NatWest Markets PLC	03/24/25	121,228
USD	7,052,157	CAD	10,084,357	Citibank, N.A.	04/17/25	91,258
USD	2,270,993	NZD	3,997,905	Barclays Capital	04/24/25	12,617
USD	24,848	NZD	43,780	Citibank, N.A.	04/24/25	117
Total Appreciation						$1,171,098

Enhanced U.S. Large Company Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	3,953,421	USD	2,567,335	Australia and New Zealand Bank	02/11/25	$(109,474)
AUD	2,968,404	USD	1,846,959	Citibank, N.A.	02/11/25	(1,487)
Total (Depreciation)						$(110,961)
Total Appreciation (Depreciation)						$1,060,137
As of January 31, 2025, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	825	03/21/25	$250,404,019	$250,274,062	$(129,957)
Total Futures Contracts			$250,404,019	$250,274,062	$(129,957)
As of January 31, 2025, the value of Rule 144A securities amounted to $60,721,069 or 24.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$14,013,203	—	$14,013,203
Canada	—	14,972,349	—	14,972,349
France	—	4,122,799	—	4,122,799
Germany	—	8,121,054	—	8,121,054
Japan	—	7,784,424	—	7,784,424
Netherlands	—	2,678,567	—	2,678,567
New Zealand	—	2,250,187	—	2,250,187
Norway	—	3,229,838	—	3,229,838
Singapore	—	2,620,172	—	2,620,172
Spain	—	449,788	—	449,788
Supranational Organization Obligations	—	19,586,672	—	19,586,672
Switzerland	—	699,335	—	699,335
United Kingdom	—	1,589,303	—	1,589,303
United States	—	59,485,704	—	59,485,704
U.S. Treasury Obligations	—	42,511,245	—	42,511,245
Commercial Paper	—	50,002,380	—	50,002,380
Foreign Sovereign Obligations	—	3,716,298	—	3,716,298
Securities Lending Collateral	—	751	—	751
Total Investments in Securities	—	$237,834,069	—	$237,834,069

Enhanced U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$1,171,098	—	$1,171,098
Liabilities
Forward Currency Contracts**	—	(110,961)	—	(110,961)
Futures Contracts**	$(129,957)	—	—	(129,957)
Total Financial Instruments	$(129,957)	$1,060,137	—	$930,180
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$24,713,347,450
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$24,713,347,450
Summary of the Portfolio’s Master Fund’s investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.2%)
COMMUNICATION SERVICES — (2.9%)
#*	Advantage Solutions, Inc.	609,879	$1,610,081
*	AMC Networks, Inc., Class A	225,244	2,169,100
*	Angi, Inc.	193,707	348,673
	ATN International, Inc.	111,349	1,731,477
*	Bandwidth, Inc., Class A	195,364	3,471,618
*	Boston Omaha Corp., Class A	212,434	3,088,790
*	Bumble, Inc., Class A	422,809	3,428,981
*	BuzzFeed, Inc.	12,661	30,893
#	Cable One, Inc.	22,876	6,954,533
#*	Cardlytics, Inc.	9,507	29,091
*	Cars.com, Inc.	535,367	9,593,777
*	Creative Realities, Inc.	6,116	15,290
*	Cumulus Media, Inc., Class A	72,039	64,115
*	DHI Group, Inc.	195,952	554,544
	Entravision Communications Corp., Class A	240,124	516,267
*	EW Scripps Co., Class A	583,502	1,096,984
*	Fluent, Inc.	1,541	4,361
*	Frontier Communications Parent, Inc.	1,224,698	43,795,200
*	Gaia, Inc.	122,644	689,259
*	Gambling.com Group Ltd.	27,809	391,829
*	Gannett Co., Inc.	607,395	2,745,425
	Gray Media, Inc.	623,777	2,332,926
*	Harte Hanks, Inc.	5,598	30,173
*	Integral Ad Science Holding Corp.	289,299	3,040,532
*	Intelligent Protection Management Corp.	1,133	1,994
	Interpublic Group of Cos., Inc.	1,030,583	29,546,815
*	IZEA Worldwide, Inc.	21,662	54,155
	John Wiley & Sons, Inc. (WLY US), Class A	131,241	5,371,694
	John Wiley & Sons, Inc. (WLYB US), Class B	223	9,152
*	Liberty Broadband Corp. (LBRDA US), Class A	71,646	5,447,245
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp. (LBRDK US), Class C	452,180	$34,664,119
*	Liberty Global Ltd. (LBTYA US), Class A	718,705	8,272,295
#*	Liberty Global Ltd. (LBTYK US), Class C	710,934	8,339,256
*	Liberty Latin America Ltd. (LILA US), Class A	258,272	1,596,121
*	Liberty Latin America Ltd. (LILAK US), Class C	1,147,754	7,035,732
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	7,325	527,180
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	8,643	636,038
*	Lions Gate Entertainment Corp. (LGF/A US), Class A	32,998	259,034
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	86,077	604,261
*	Madison Square Garden Entertainment Corp.	68,203	2,478,497
*	Magnite, Inc.	998,207	17,169,160
	Marcus Corp.	175,150	3,524,018
*	National CineMedia, Inc.	13,635	89,855
#	Nexstar Media Group, Inc.	278,725	42,706,245
#*	Nextdoor Holdings, Inc.	171,037	448,117
*	Outbrain, Inc.	70,312	422,575
#	Paramount Global (PARA US), Class B	30,405	330,806
	Paramount Global (PARAA US), Class A	512	11,679
*	Playstudios, Inc.	72,410	126,718
*	PubMatic, Inc., Class A	262,835	3,974,065
*	Reservoir Media, Inc.	56,766	471,725

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Saga Communications, Inc., Class A	47,086	$586,221
	Scholastic Corp.	273,403	5,306,752
	Shenandoah Telecommunications Co.	243,657	2,631,496
	Shutterstock, Inc.	75,738	2,235,786
#	Sinclair, Inc.	216,347	3,169,484
#	Sirius XM Holdings, Inc.	53,492	1,284,343
*	SPAR Group, Inc.	9,860	19,819
#*	Sphere Entertainment Co.	231,847	10,804,070
	Spok Holdings, Inc.	146,791	2,360,399
#*	Sunrise Communications AG, ADR, Class A	285,927	14,219,150
*	TechTarget, Inc.	11,911	202,844
	TEGNA, Inc.	1,466,969	26,728,175
	Telephone & Data Systems, Inc.	783,985	27,713,870
*	Thryv Holdings, Inc.	51,628	904,006
	Townsquare Media, Inc., Class A	17,155	152,336
*	TripAdvisor, Inc.	365,409	6,416,582
*	TrueCar, Inc.	383,562	1,319,453
*	U.S. Cellular Corp.	429,873	26,996,024
*	Urban One, Inc. (UONEK US)	244,383	218,772
*	Vimeo, Inc.	405,768	2,722,703
*	WideOpenWest, Inc.	131,801	562,790
*	Yelp, Inc.	130,117	5,196,873
*	Zedge, Inc., Class B	17,114	46,379
*	Ziff Davis, Inc.	307,272	16,558,888
*	ZoomInfo Technologies, Inc.	52,909	544,434
TOTAL COMMUNICATION SERVICES			420,754,119
CONSUMER DISCRETIONARY — (12.9%)
#*	1-800-Flowers.com, Inc., Class A	445,130	3,574,394
*	1stdibs.com, Inc.	59,734	232,365
#	Academy Sports & Outdoors, Inc.	542,486	28,377,443
*	Adient PLC	538,699	9,389,524
	ADT, Inc.	1,933,296	14,847,713
*	Adtalem Global Education, Inc.	379,827	40,690,866
#	Advance Auto Parts, Inc.	409,832	19,876,852
#	A-Mark Precious Metals, Inc.	226,744	6,387,378
	AMCON Distributing Co.	2,433	310,207
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	American Axle & Manufacturing Holdings, Inc.	1,023,083	$5,350,724
	American Eagle Outfitters, Inc.	1,575,311	25,425,520
*	American Outdoor Brands, Inc.	114,681	1,970,220
*	American Public Education, Inc.	121,568	2,695,163
*	America's Car-Mart, Inc.	46,060	2,242,661
#*	AMMO, Inc.	25,968	45,444
*	Aptiv PLC	377,209	23,545,386
	Aramark	173,410	6,747,383
	Ark Restaurants Corp.	34,043	448,006
	Arko Corp.	58,515	413,701
*	Asbury Automotive Group, Inc.	147,113	43,645,485
*	Aterian, Inc.	18,559	41,758
	Autoliv, Inc.	75,016	7,251,047
*	AutoNation, Inc.	299,131	56,401,150
*	Bally's Corp.	17,840	324,331
	Bassett Furniture Industries, Inc.	88,637	1,290,555
*	Beazer Homes USA, Inc.	151,803	3,363,954
*	Biglari Holdings, Inc. (BH US), Class B	15,476	3,590,587
*	Biglari Holdings, Inc. (BH/A US), Class A	943	1,046,645
*	BJ's Restaurants, Inc.	170,951	6,186,717
	BorgWarner, Inc.	1,684,556	53,737,336
	Brunswick Corp.	311,204	20,987,598
	Build-A-Bear Workshop, Inc.	2,782	117,790
*	Caesars Entertainment, Inc.	151,067	5,445,965
	Caleres, Inc.	302,150	5,538,409
*	Capri Holdings Ltd.	319,808	7,924,842
	Carriage Services, Inc.	69,120	2,830,464
#	Carter's, Inc.	191,493	10,325,303
	Cato Corp., Class A	188,545	631,626
*	Cavco Industries, Inc.	49,139	24,994,061
*	Century Casinos, Inc.	5,106	16,033
	Century Communities, Inc.	281,556	21,505,247
*	Chegg, Inc.	568,367	875,285
*	Citi Trends, Inc.	52,917	1,370,550
	Clarus Corp.	266,858	1,296,930
*	ContextLogic, Inc., Class A	52,223	405,773
#	Cracker Barrel Old Country Store, Inc.	16,656	1,082,307
*	Crocs, Inc.	15,091	1,540,338
	Crown Crafts, Inc.	34,975	158,437
*	Culp, Inc.	87,684	472,617
	Dana, Inc.	995,682	15,871,171

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Designer Brands, Inc., Class A	310,076	$1,559,682
#*	Destination XL Group, Inc.	198,512	539,953
#	Dillard's, Inc., Class A	35,467	16,602,457
*	Dorman Products, Inc.	96,744	12,700,552
#*	Dream Finders Homes, Inc., Class A	69,494	1,603,227
*	Duluth Holdings, Inc., Class B	204,650	597,578
*	Educational Development Corp.	794	1,294
*	El Pollo Loco Holdings, Inc.	384,376	4,562,543
#	Escalade, Inc.	36,769	544,917
	Ethan Allen Interiors, Inc.	228,482	7,087,512
#*	Figs, Inc., Class A	684,653	3,895,676
*	First Watch Restaurant Group, Inc.	197,367	4,140,760
	Flanigan's Enterprises, Inc.	3,498	86,995
	Flexsteel Industries, Inc.	40,142	1,980,205
*	Foot Locker, Inc.	670,557	13,444,668
*	Full House Resorts, Inc.	19,344	103,877
#*	Funko, Inc., Class A	262,384	3,673,376
	Gap, Inc.	2,057,687	49,528,526
*	Genesco, Inc.	100,400	4,181,660
*	Gentherm, Inc.	99,637	3,801,152
*	G-III Apparel Group Ltd.	332,138	10,369,348
	Golden Entertainment, Inc.	7,107	232,683
*	Good Times Restaurants, Inc.	24,349	61,846
*	Goodyear Tire & Rubber Co.	2,028,152	17,989,708
#*	GoPro, Inc., Class A	61,172	59,465
	Graham Holdings Co., Class B	32,455	30,144,853
*	Green Brick Partners, Inc.	190,182	11,500,306
	Group 1 Automotive, Inc.	114,300	52,176,807
*	GrowGeneration Corp.	373,348	522,687
#	Guess?, Inc.	407,467	5,260,399
	Hamilton Beach Brands Holding Co., Class A	40,098	686,077
	Harley-Davidson, Inc.	921,114	24,925,345
	Haverty Furniture Cos., Inc. (HVT US)	144,416	3,239,251
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	844	18,872
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Helen of Troy Ltd.	83,145	$5,136,698
*	Hilton Grand Vacations, Inc.	209,303	8,623,284
*	Holley, Inc.	86,733	264,536
	Hooker Furnishings Corp.	81,129	1,032,772
*	Hovnanian Enterprises, Inc., Class A	20,336	2,692,283
*	JAKKS Pacific, Inc.	76,914	2,313,573
	Jerash Holdings U.S., Inc.	25,144	88,004
#	Johnson Outdoors, Inc., Class A	68,403	2,216,257
	KB Home	221,451	14,859,362
#	Kohl's Corp.	822,467	10,864,789
#	Krispy Kreme, Inc.	508,435	4,611,505
	Lakeland Industries, Inc.	67,577	1,567,111
*	Lands' End, Inc.	124,261	1,547,049
*	Landsea Homes Corp.	130,637	1,084,287
*	Latham Group, Inc.	264,430	1,930,339
*	Laureate Education, Inc.	1,148,334	21,496,812
	La-Z-Boy, Inc.	373,906	17,648,363
	LCI Industries	155,369	16,281,117
	Lear Corp.	359,828	33,856,217
*	Legacy Housing Corp.	80,535	2,065,723
	Leggett & Platt, Inc.	182,146	1,923,462
*	LGI Homes, Inc.	210,076	18,755,585
*	Life Time Group Holdings, Inc.	302,883	8,780,578
	Lifetime Brands, Inc.	144,062	933,522
*	Lincoln Educational Services Corp.	137,358	2,241,683
	Lithia Motors, Inc.	197,965	74,454,636
*	Live Ventures, Inc.	1,033	9,968
	LKQ Corp.	525,438	19,646,127
#*	Lovesac Co.	112,959	2,887,232
*	M/I Homes, Inc.	132,543	16,673,909
	Macy's, Inc.	2,491,516	38,817,819
*	Malibu Boats, Inc., Class A	138,157	5,290,032
	Marine Products Corp.	36,115	339,120
*	MarineMax, Inc.	177,473	5,388,080
	Marriott Vacations Worldwide Corp.	244,143	21,184,288
#*	MasterCraft Boat Holdings, Inc.	116,277	2,117,404
*	Mattel, Inc.	444,025	8,276,626
	Meritage Homes Corp.	504,272	39,267,661
*	MGM Resorts International	53,816	1,855,576
*	Mister Car Wash, Inc.	250,208	2,006,668
#*	Mobileye Global, Inc., Class A	696,559	11,510,637
*	Mohawk Industries, Inc.	465,585	56,941,045

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Monarch Casino & Resort, Inc.	13,813	$1,178,801
	Monro, Inc.	210,044	4,125,264
*	Motorcar Parts of America, Inc.	144,967	961,131
	Movado Group, Inc.	128,374	2,454,511
*	National Vision Holdings, Inc.	540,060	6,156,684
	Newell Brands, Inc.	2,825,485	28,141,831
*	ODP Corp.	232,199	5,247,697
*	ONE Group Hospitality, Inc.	25,108	94,155
	OneSpaWorld Holdings Ltd.	95,215	2,033,792
#*	OneWater Marine, Inc., Class A	101,757	1,838,749
#	Oxford Industries, Inc.	110,107	9,233,573
#	Patrick Industries, Inc.	256,819	24,947,398
#	Penske Automotive Group, Inc.	308,138	51,036,897
	Perdoceo Education Corp.	586,437	16,877,657
*	Petco Health & Wellness Co., Inc.	539,039	1,843,513
*	PetMed Express, Inc.	56,189	267,460
	Phinia, Inc.	346,848	17,651,095
*	Playa Hotels & Resorts NV	1,093,157	13,402,105
#	Polaris, Inc.	54,217	2,586,151
#*	Portillo's, Inc., Class A	225,558	3,137,512
	PVH Corp.	411,361	36,857,946
	RCI Hospitality Holdings, Inc.	72,575	4,030,815
	Rocky Brands, Inc.	68,371	1,712,010
*	Sally Beauty Holdings, Inc.	655,865	7,129,253
#	Shoe Carnival, Inc.	243,659	6,593,413
	Signet Jewelers Ltd.	390,760	23,144,715
	Smith & Wesson Brands, Inc.	403,882	4,236,722
*	Solo Brands, Inc., Class A	74,910	73,412
	Sonic Automotive, Inc., Class A	223,246	16,576,015
*	Sonos, Inc.	51,651	712,267
*	Sportsman's Warehouse Holdings, Inc.	117,521	239,743
	Standard Motor Products, Inc.	172,929	5,364,258
*	Star Equity Holdings, Inc.	2,843	6,084
#*	Stitch Fix, Inc., Class A	127,765	601,773
*	Stoneridge, Inc.	199,634	1,032,108
	Strategic Education, Inc.	179,806	17,662,343
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Strattec Security Corp.	28,599	$1,071,319
#*	Stride, Inc.	178,511	24,081,134
	Sturm Ruger & Co., Inc.	17,741	631,580
	Superior Group of Cos., Inc.	109,546	1,653,049
*	Tandy Leather Factory, Inc.	5,876	28,587
*	Target Hospitality Corp.	13,024	125,421
*	Taylor Morrison Home Corp.	917,604	59,148,754
#	Thor Industries, Inc.	390,679	40,177,428
*	Tile Shop Holdings, Inc.	310,004	2,337,430
*	Tilly's, Inc., Class A	163,133	706,366
	Toll Brothers, Inc.	391	53,102
#*	Topgolf Callaway Brands Corp.	1,297,526	10,198,554
*	Traeger, Inc.	58,922	143,770
*	Tri Pointe Homes, Inc.	836,624	30,837,961
*	Under Armour, Inc. (UA US), Class C	1,557,218	11,725,852
#*	Under Armour, Inc. (UAA US), Class A	1,528,904	12,766,348
*	Unifi, Inc.	136,663	865,077
*	Universal Electronics, Inc.	73,404	734,040
*	Universal Technical Institute, Inc.	30,393	833,680
	Upbound Group, Inc.	346,816	10,175,581
*	Urban Outfitters, Inc.	495,956	27,485,882
#*	Vera Bradley, Inc.	214,175	801,014
*	Visteon Corp.	83,015	6,978,241
#*	VOXX International Corp.	180,969	1,335,551
	Weyco Group, Inc.	79,851	2,853,875
	Whirlpool Corp.	44,375	4,659,819
#	Winnebago Industries, Inc.	258,838	12,372,456
	Worthington Enterprises, Inc.	353,649	14,817,893
*	Zumiez, Inc.	171,111	2,730,932
TOTAL CONSUMER DISCRETIONARY			1,871,666,806
CONSUMER STAPLES — (4.4%)
	Alico, Inc.	52,988	1,636,799
	Andersons, Inc.	304,549	12,410,372
#	B&G Foods, Inc.	508,476	3,294,924
*	Boston Beer Co., Inc. , Class A	18,207	4,563,949
*	Bridgford Foods Corp.	1,732	17,753
	Bunge Global SA	282,032	21,471,096
	Calavo Growers, Inc.	119,015	2,724,253
	Cal-Maine Foods, Inc.	346,236	37,358,864
	Campbell's Co.	263,242	10,205,892

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Central Garden & Pet Co. (CENT US)	111,731	$4,077,064
*	Central Garden & Pet Co. (CENTA US), Class A	459,193	14,322,230
*	Coffee Holding Co., Inc.	5,738	22,665
	Conagra Brands, Inc.	980,874	25,394,828
*	Coty, Inc., Class A	520,638	3,816,277
*	Darling Ingredients, Inc.	787,240	29,490,010
	Dole PLC	232,197	3,162,523
	Edgewell Personal Care Co.	409,751	13,644,708
*	Farmer Bros Co.	98,238	169,952
	Flowers Foods, Inc.	121,871	2,382,578
	Fresh Del Monte Produce, Inc.	439,706	13,406,636
*	Grocery Outlet Holding Corp.	551,111	8,922,487
*	Hain Celestial Group, Inc.	378,764	1,916,546
*	HF Foods Group, Inc.	67,847	180,473
	Ingles Markets, Inc., Class A	128,530	8,511,257
	Ingredion, Inc.	430,680	58,761,979
	J&J Snack Foods Corp.	4,275	586,658
	J.M. Smucker Co.	407,947	43,605,455
	John B Sanfilippo & Son, Inc.	3,182	230,186
	Lifevantage Corp.	358	7,575
*	Lifeway Foods, Inc.	122,758	2,828,344
#	Limoneira Co.	93,634	2,159,200
*	Mannatech, Inc.	1,106	12,664
#	MGP Ingredients, Inc.	94,368	3,409,516
*	Mission Produce, Inc.	241,406	2,870,317
#	Molson Coors Beverage Co., Class B	979,075	53,604,356
*	Natural Alternatives International, Inc.	43,065	183,026
	Natural Grocers by Vitamin Cottage, Inc.	207,408	9,030,544
*	Nature's Sunshine Products, Inc.	99,462	1,383,516
	Nu Skin Enterprises, Inc., Class A	11,876	77,788
	Oil-Dri Corp. of America	101,706	4,273,686
#*	Olaplex Holdings, Inc.	151,611	236,513
*	Performance Food Group Co.	204,351	18,454,939
#*	Pilgrim's Pride Corp.	283,375	13,188,273
*	Post Holdings, Inc.	442,874	47,015,504
	PriceSmart, Inc.	227,546	20,699,860
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Reynolds Consumer Products, Inc.	16,320	$450,595
	Seaboard Corp.	6,428	15,673,650
*	Seneca Foods Corp. (SENEA US), Class A	62,234	4,537,481
*»	Seneca Foods Corp. (SENEB US), Class B	189	13,839
*	Simply Good Foods Co.	594,078	22,574,964
	SpartanNash Co.	290,247	5,291,203
	Spectrum Brands Holdings, Inc.	256,093	21,655,224
	Tootsie Roll Industries, Inc.	58,637	1,821,265
*	TreeHouse Foods, Inc.	473,171	16,333,863
*	United Natural Foods, Inc.	437,296	13,005,183
	Universal Corp.	222,421	11,815,004
*	USANA Health Sciences, Inc.	88,257	2,874,530
	Utz Brands, Inc.	30,555	408,215
	Village Super Market, Inc., Class A	108,087	3,686,848
	Weis Markets, Inc.	259,076	17,503,175
TOTAL CONSUMER STAPLES			643,369,074
ENERGY — (9.6%)
	Adams Resources & Energy, Inc.	30,611	1,161,687
*	Amplify Energy Corp.	367,711	1,963,577
*	Antero Resources Corp.	2,136,645	79,739,591
#	APA Corp.	1,294,390	28,385,973
	Archrock, Inc.	1,481,698	41,620,897
	Ardmore Shipping Corp.	381,247	4,525,402
#	Atlas Energy Solutions, Inc.	38,673	887,932
*	Barnwell Industries, Inc.	2,009	3,576
	Berry Corp.	548,859	2,393,025
*	Bristow Group, Inc.	202,033	6,741,841
	California Resources Corp.	494,046	24,307,063
	Chord Energy Corp. (CHRD US)	170,320	19,152,484
	Civitas Resources, Inc.	273,906	13,903,469
*	Clean Energy Fuels Corp.	1,561,827	5,169,647
*	CNX Resources Corp.	1,351,863	37,014,009
#*	Comstock Resources, Inc.	2,101,953	39,012,248

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Core Laboratories, Inc.	4,552	$77,247
#	Core Natural Resources, Inc.	447,602	40,436,365
	Crescent Energy Co., Class A	306,318	4,613,149
#	CVR Energy, Inc.	161,380	3,058,151
#	Delek U.S. Holdings, Inc.	538,828	9,623,468
	DHT Holdings, Inc.	1,442,172	16,325,387
*	DMC Global, Inc.	172,615	1,405,086
	Dorian LPG Ltd.	389,380	9,360,695
*	DT Midstream, Inc.	425,741	43,033,900
	Energy Services of America Corp.	2,852	34,253
	Epsilon Energy Ltd.	50,548	304,299
	Evolution Petroleum Corp.	256,465	1,361,829
#	Expand Energy Corp.	1,664,461	169,109,188
*	Expro Group Holdings NV	670,902	8,473,492
*	Forum Energy Technologies, Inc.	83,153	1,506,732
	FutureFuel Corp.	305,434	1,667,670
*	Geospace Technologies Corp.	79,898	726,273
#	Granite Ridge Resources, Inc.	123,308	763,277
*	Green Plains, Inc.	287,359	2,566,116
*	Gulf Island Fabrication, Inc.	118,659	850,785
*	Gulfport Energy Corp.	56,498	10,085,458
*	Hallador Energy Co.	274,817	2,948,786
*	Helix Energy Solutions Group, Inc.	1,359,248	10,901,169
	Helmerich & Payne, Inc.	704,516	22,255,660
	HF Sinclair Corp.	1,447,378	52,221,398
*	Innovex International, Inc.	473,519	7,377,426
#	International Seaways, Inc.	441,987	17,215,394
	Kodiak Gas Services, Inc.	79,821	3,734,026
#*	Kosmos Energy Ltd.	1,746,845	5,554,967
	Liberty Energy, Inc.	1,272,951	23,307,733
#	Magnolia Oil & Gas Corp., Class A	649,279	15,387,912
*	Mammoth Energy Services, Inc.	215,397	644,037
	Matador Resources Co.	932,173	54,066,034
	Mexco Energy Corp.	1,995	24,131
	Murphy Oil Corp.	1,299,135	34,595,965
*	Nabors Industries Ltd.	56,584	3,237,736
	NACCO Industries, Inc., Class A	51,248	1,620,974
		Shares	Value†
ENERGY — (Continued)
*	National Energy Services Reunited Corp.	1,200	$11,340
*	Natural Gas Services Group, Inc.	105,441	2,759,391
*	NCS Multistage Holdings, Inc.	1,837	52,924
#	Noble Corp. PLC	213,430	6,840,432
	Nordic American Tankers Ltd.	1,552,309	4,191,234
#	Northern Oil & Gas, Inc.	343,796	12,359,466
	NOV, Inc.	2,703,973	39,072,410
*	NPK International, Inc.	789,966	5,466,565
*	Oil States International, Inc.	347,622	1,765,920
	Ovintiv, Inc.	1,636,903	69,110,045
*	Par Pacific Holdings, Inc.	286,227	4,785,715
	Patterson-UTI Energy, Inc.	537,678	4,339,061
	PBF Energy, Inc., Class A	866,426	25,351,625
#	Peabody Energy Corp.	1,052,196	19,097,357
	Permian Resources Corp.	3,286,380	48,145,467
	PHX Minerals, Inc.	240,070	905,064
*	PrimeEnergy Resources Corp.	7,551	1,645,363
*	ProPetro Holding Corp.	770,375	6,840,930
	Range Resources Corp.	757,530	28,058,911
	Ranger Energy Services, Inc., Class A	131,266	2,151,450
*	REX American Resources Corp.	165,108	6,888,306
#	Riley Exploration Permian, Inc.	37,706	1,249,954
	RPC, Inc.	1,516,935	9,298,812
	SandRidge Energy, Inc.	265,318	3,144,018
	Scorpio Tankers, Inc.	490,401	23,352,896
*	SEACOR Marine Holdings, Inc.	190,165	1,289,319
*	Seadrill Ltd.	472,739	17,094,242
	Select Water Solutions, Inc.	918,925	11,486,562
	SFL Corp. Ltd.	1,075,571	11,347,274
	Sitio Royalties Corp., Class A	191,736	3,861,563
	SM Energy Co.	1,020,088	38,722,540
	Smart Sand, Inc.	178,811	427,358
*	Stabilis Solutions, Inc.	586	4,454
*	Talos Energy, Inc.	989,031	9,811,188
	Teekay Corp. Ltd.	701,414	5,008,096

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Teekay Tankers Ltd., Class A	271,345	$11,374,782
*	TETRA Technologies, Inc.	175,134	726,806
*	Tidewater, Inc.	190,132	10,478,175
*	TOP Ships, Inc.	1,650	10,082
#*	Transocean Ltd.	6,012,546	23,569,180
	VAALCO Energy, Inc.	342,206	1,403,045
*	Valaris Ltd.	265,037	12,705,874
#*	Vital Energy, Inc.	116,994	3,732,109
#	Vitesse Energy, Inc.	199,920	5,173,930
	World Kinect Corp.	528,258	14,933,854
TOTAL ENERGY			1,396,503,678
FINANCIALS — (28.6%)
	1st Source Corp.	216,609	13,585,716
*	Acacia Research Corp.	293,131	1,278,051
#	ACNB Corp.	40,332	1,657,645
	Affiliated Managers Group, Inc.	6,948	1,305,807
*	Affinity Bancshares, Inc.	6,529	119,154
	Alerus Financial Corp.	50,408	1,065,625
	Ally Financial, Inc.	2,167,576	84,470,437
	Amalgamated Financial Corp.	211,761	7,398,929
*	Ambac Financial Group, Inc.	409,184	4,758,810
	Amerant Bancorp, Inc.	158,253	3,671,470
	Ameris Bancorp	526,081	34,537,218
	AmeriServ Financial, Inc.	127,994	346,864
	Ames National Corp.	47,094	853,814
	Arrow Financial Corp.	115,759	3,080,347
	Associated Banc-Corp.	1,389,953	34,943,418
	Associated Capital Group, Inc., Class A	18,218	666,232
	Assured Guaranty Ltd.	443,627	41,967,114
#	Atlantic Union Bankshares Corp.	704,824	26,621,202
*	Atlanticus Holdings Corp.	95,883	5,702,162
	Auburn National BanCorp, Inc.	1,419	30,296
	Axis Capital Holdings Ltd.	718,352	65,384,399
*	Axos Financial, Inc.	501,657	35,080,874
	BancFirst Corp.	4,567	543,838
	Bank First Corp.	1,377	139,325
	Bank of Hawaii Corp.	24,000	1,788,240
	Bank of Marin Bancorp	95,777	2,420,285
	Bank of NT Butterfield & Son Ltd.	215,326	7,900,311
		Shares	Value†
FINANCIALS — (Continued)
	Bank of the James Financial Group, Inc.	3,940	$53,978
	Bank OZK	993,970	50,483,736
	Bank7 Corp.	31,467	1,351,822
	BankFinancial Corp.	144,704	1,950,610
	BankUnited, Inc.	531,172	21,836,481
	Bankwell Financial Group, Inc.	42,351	1,320,504
	Banner Corp.	244,435	17,274,221
	Bar Harbor Bankshares	104,443	3,308,754
	BayCom Corp.	88,102	2,465,975
	BCB Bancorp, Inc.	116,200	1,258,446
	Berkshire Hills Bancorp, Inc.	363,075	10,678,036
*	Blue Foundry Bancorp	154,479	1,506,170
*	Blue Ridge Bankshares, Inc.	22,459	75,687
#*	BM Technologies, Inc.	1,801	9,005
	BOK Financial Corp.	450,624	49,757,902
	Bread Financial Holdings, Inc.	430,862	27,286,490
*	Bridgewater Bancshares, Inc.	124,936	1,764,096
*	Brighthouse Financial, Inc.	492,898	30,416,736
*	Broadway Financial Corp.	6,851	52,821
	Brookline Bancorp, Inc.	698,765	8,545,896
	Burke & Herbert Financial Services Corp.	50,025	3,217,108
	Business First Bancshares, Inc.	93,901	2,534,388
*	BV Financial, Inc.	3,558	54,224
	Byline Bancorp, Inc.	297,955	8,742,000
	C&F Financial Corp.	20,710	1,582,658
	Cadence Bank	1,433,853	50,471,626
*	California BanCorp	21,176	351,522
»	California First Leasing Corp.	755	16,610
	Camden National Corp.	100,119	4,541,398
	Capital Bancorp, Inc.	56,429	1,750,428
	Capital City Bank Group, Inc.	150,069	5,536,045
	Capitol Federal Financial, Inc.	915,193	5,445,398
*	Carter Bankshares, Inc.	154,746	2,726,625
*	Carver Bancorp, Inc.	3,882	6,988
	Cass Information Systems, Inc.	1,538	63,350
	Cathay General Bancorp	509,923	24,216,243

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CB Financial Services, Inc.	1,337	$39,843
*	CCUR Holdings, Inc.	14	28,000
	Central Pacific Financial Corp.	191,391	5,720,677
	CF Bankshares, Inc.	88	2,151
	Chemung Financial Corp.	26,191	1,323,955
#	ChoiceOne Financial Services, Inc.	4,550	152,471
	Citizens & Northern Corp.	102,993	2,196,841
	Citizens Community Bancorp, Inc.	25,657	406,407
	Citizens Financial Services, Inc.	278	17,025
	City Holding Co.	6,691	790,408
	Civista Bancshares, Inc.	104,722	2,310,167
	CNB Financial Corp.	117,218	2,965,615
	CNO Financial Group, Inc.	789,069	31,515,416
*	Coastal Financial Corp.	9,727	867,454
	Cohen & Co., Inc.	2,487	24,223
	Colony Bankcorp, Inc.	100,022	1,685,371
	Columbia Banking System, Inc.	669,475	18,678,353
#*	Columbia Financial, Inc.	284,635	4,209,752
	Comerica, Inc.	798,628	53,763,637
	Community Financial System, Inc.	254,932	16,705,694
	Community Trust Bancorp, Inc.	166,382	8,903,101
	Community West Bancshares	92,902	1,810,660
	ConnectOne Bancorp, Inc.	285,786	7,241,817
*	Consumer Portfolio Services, Inc.	213,629	2,533,640
*	CrossFirst Bankshares, Inc.	323,706	5,256,985
*	Customers Bancorp, Inc.	274,921	15,664,999
	CVB Financial Corp.	940,223	19,594,247
	DigitalBridge Group, Inc.	285,326	3,130,026
	Dime Community Bancshares, Inc.	232,911	7,273,811
*	Dominari Holdings, Inc.	3,827	13,356
	Donegal Group, Inc. (DGICA US), Class A	269,955	4,003,433
	Eagle Bancorp Montana, Inc.	28,310	435,974
		Shares	Value†
FINANCIALS — (Continued)
	Eagle Bancorp, Inc.	205,971	$5,398,500
	Eastern Bankshares, Inc.	867,995	15,936,388
*	eHealth, Inc.	197,150	1,959,671
	Employers Holdings, Inc.	223,496	10,987,063
	Enact Holdings, Inc.	220,611	7,452,240
*	Encore Capital Group, Inc.	232,525	11,509,988
*	Enova International, Inc.	235,749	26,479,328
*	Enstar Group Ltd.	98,976	32,364,162
	Enterprise Bancorp, Inc.	59,266	2,508,730
	Enterprise Financial Services Corp.	259,709	15,540,987
	Equity Bancshares, Inc., Class A	109,441	4,771,628
	ESSA Bancorp, Inc.	35,707	746,633
	Essent Group Ltd.	737,908	42,983,141
	Evans Bancorp, Inc.	25,160	1,090,938
#*	EZCORP, Inc., Class A	456,467	5,482,169
	F&G Annuities & Life, Inc.	1,233	56,607
#	Farmers & Merchants Bancorp, Inc.	18,404	500,037
	Farmers National Banc Corp.	240,687	3,311,853
	FB Financial Corp.	433,241	22,879,457
	Federal Agricultural Mortgage Corp. (AGM US), Class C	64,690	12,794,388
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	301	45,147
	Fidelis Insurance Holdings Ltd.	5,991	98,852
	Fidelity D&D Bancorp, Inc.	1,845	82,656
*	Finance of America Cos., Inc., Class A	449	11,207
	Financial Institutions, Inc.	112,179	2,958,160
	Finward Bancorp	2,970	78,913
*	Finwise Bancorp	4,384	81,236
	First American Financial Corp.	717,656	45,370,212
	First BanCorp	1,425,884	29,601,352
	First Bancorp, Inc.	78,661	2,032,600
	First Bancorp/Southern Pines NC	291,043	12,843,728
	First Bancshares, Inc.	243,897	9,353,450
	First Bank	123,311	1,875,560
	First Busey Corp.	456,882	11,093,095

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	76,778	$3,966,351
	First Capital, Inc.	385	12,166
	First Commonwealth Financial Corp.	902,564	15,054,768
	First Community Bankshares, Inc.	186,524	8,089,546
	First Community Corp.	23,664	613,608
	First Financial Bancorp	834,473	23,381,933
	First Financial Corp.	83,564	4,026,949
	First Financial Northwest, Inc.	82,917	1,752,865
#	First Foundation, Inc.	379,274	1,953,261
#	First Hawaiian, Inc.	904,951	24,994,747
	First Horizon Corp.	3,817,933	83,574,553
	First Internet Bancorp	60,753	1,978,725
	First Interstate BancSystem, Inc., Class A	658,748	21,705,747
	First Merchants Corp.	414,569	18,423,446
#	First Mid Bancshares, Inc.	142,066	5,388,563
	First Northwest Bancorp	67,736	741,709
	First of Long Island Corp.	151,887	1,974,531
	First Savings Financial Group, Inc.	2,215	54,843
	First United Corp.	44,311	1,443,652
*	First Western Financial, Inc.	46,305	977,036
	FirstCash Holdings, Inc.	1,013	110,569
	Five Star Bancorp	21,401	650,804
	Flagstar Financial, Inc.	9,641	114,053
	Flushing Financial Corp.	211,021	2,943,743
	FNB Corp.	2,547,855	39,975,845
	Franklin Financial Services Corp.	2,704	93,531
#	Franklin Resources, Inc.	2,049,780	45,587,107
	FS Bancorp, Inc.	69,560	2,813,006
	Fulton Financial Corp.	1,423,950	28,963,143
*	Fundamental Global, Inc.	2,749	58,554
#*	FVCBankcorp, Inc.	55,112	665,202
*	Genworth Financial, Inc.	3,753,473	27,137,610
	German American Bancorp, Inc.	199,185	8,232,316
	Glacier Bancorp, Inc.	4,071	202,207
	Globe Life, Inc.	134,011	16,361,403
*	GoHealth, Inc., Class A	5,126	83,554
		Shares	Value†
FINANCIALS — (Continued)
	Great Southern Bancorp, Inc.	113,685	$6,683,541
*	Green Dot Corp., Class A	224,006	1,986,933
*	Greenlight Capital Re Ltd., Class A	304,410	4,109,535
#	Guaranty Bancshares, Inc.	76,251	3,134,679
	Hancock Whitney Corp.	748,903	44,739,465
	Hanmi Financial Corp.	214,751	5,158,319
	HarborOne Bancorp, Inc.	313,412	3,406,788
	Hawthorn Bancshares, Inc.	790	25,833
	HBT Financial, Inc.	56,821	1,381,887
	Heartland Financial USA, Inc.	304,353	19,682,509
	Hennessy Advisors, Inc.	3,114	38,302
	Heritage Commerce Corp.	417,829	4,048,763
	Heritage Financial Corp.	244,551	6,284,961
*	Heritage Global, Inc.	7,421	16,029
*	Heritage Insurance Holdings, Inc.	209,218	2,303,490
	Hilltop Holdings, Inc.	498,481	15,044,157
#	Hingham Institution For Savings	4,157	1,061,074
*	Hippo Holdings, Inc.	31,318	876,904
	Home Bancorp, Inc.	56,815	2,852,113
	Home BancShares, Inc.	988,421	29,840,430
*	HomeStreet, Inc.	52,081	524,456
	HomeTrust Bancshares, Inc.	79,091	2,908,176
	Hope Bancorp, Inc.	911,032	10,622,633
	Horace Mann Educators Corp.	290,708	11,230,050
	Horizon Bancorp, Inc.	296,909	4,985,102
	Independent Bank Corp. (IBCP US)	177,501	6,461,036
	Independent Bank Corp. (INDB US)	310,688	20,865,806
	International Bancshares Corp.	603,123	39,739,774
	Invesco Ltd.	2,916,245	56,079,391
	Investar Holding Corp.	51,799	987,807
	Investors Title Co.	13,443	3,029,380
	Jackson Financial, Inc., Class A	636,951	60,026,262
	James River Group Holdings Ltd.	123,301	589,379
	Janus Henderson Group PLC	1,138,700	51,161,791

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Jefferies Financial Group, Inc.	239,820	$18,439,760
	Kearny Financial Corp.	438,843	3,028,017
	Kemper Corp.	401,179	26,951,205
	Lake Shore Bancorp, Inc.	406	6,350
	Landmark Bancorp, Inc.	1,819	42,998
	LCNB Corp.	57,089	882,596
*	LendingClub Corp.	776,594	10,476,253
	Live Oak Bancshares, Inc.	140,874	4,999,618
	Magyar Bancorp, Inc.	1,882	26,988
*	Maiden Holdings Ltd.	474,884	479,633
	MainStreet Bancshares, Inc.	9,640	160,120
	Mercantile Bank Corp.	142,513	6,956,060
	Merchants Bancorp	171,993	7,211,667
#	Mercury General Corp.	395,152	19,694,376
	Meridian Corp.	18,651	311,845
	Metrocity Bankshares, Inc.	52,313	1,614,379
*	Metropolitan Bank Holding Corp.	37,440	2,401,027
	MGIC Investment Corp.	2,233,839	57,052,248
	Mid Penn Bancorp, Inc.	85,113	2,563,604
	Midland States Bancorp, Inc.	173,134	3,334,561
	MidWestOne Financial Group, Inc.	134,546	4,255,690
*	Mr. Cooper Group, Inc.	464,321	48,201,163
#	MVB Financial Corp.	67,685	1,320,534
	National Bank Holdings Corp., Class A	331,016	14,276,720
	National Bankshares, Inc.	21,024	617,895
	Navient Corp.	1,233,233	16,858,295
#	NBT Bancorp, Inc.	356,388	16,974,760
*	NCR Atleos Corp.	172,577	5,498,303
	Nelnet, Inc., Class A	253,591	27,938,120
*	NI Holdings, Inc.	56,328	850,553
	Nicolet Bankshares, Inc.	103,993	11,660,735
*	NMI Holdings, Inc.	724,343	27,974,127
	Northeast Bank	74,012	7,490,014
	Northeast Community Bancorp, Inc.	35,616	883,277
	Northfield Bancorp, Inc.	350,336	4,088,421
	Northrim BanCorp, Inc.	57,569	4,900,849
		Shares	Value†
FINANCIALS — (Continued)
	Northwest Bancshares, Inc.	906,177	$11,970,598
	Norwood Financial Corp.	10,002	266,253
	Oak Valley Bancorp	12,203	315,692
	OceanFirst Financial Corp.	418,270	7,512,129
	OFG Bancorp	466,692	19,932,415
	Ohio Valley Banc Corp.	13,383	319,185
*	Old Market Capital Corp.	43,400	281,232
	Old National Bancorp	2,321,423	55,365,939
	Old Point Financial Corp.	1,868	45,579
	Old Republic International Corp.	1,607,392	58,798,399
	Old Second Bancorp, Inc.	326,738	6,139,407
	OneMain Holdings, Inc.	581,436	32,292,955
*	Onity Group, Inc.	51,277	1,852,125
	OP Bancorp	67,076	890,769
*	Oportun Financial Corp.	141,034	648,756
	Oppenheimer Holdings, Inc., Class A	65,321	4,495,391
*	OptimumBank Holdings, Inc.	28,972	132,112
	Orange County Bancorp, Inc.	3,770	97,530
	Origin Bancorp, Inc.	169,191	6,415,723
	Orrstown Financial Services, Inc.	108,134	3,929,590
	Pacific Premier Bancorp, Inc.	682,680	17,681,412
	Park National Corp.	33,762	5,729,749
	Parke Bancorp, Inc.	79,478	1,608,635
	Pathfinder Bancorp, Inc.	806	13,420
	Pathward Financial, Inc.	224,755	17,919,716
*	Paysafe Ltd.	278,397	5,400,902
	PCB Bancorp	59,347	1,144,804
	Peapack-Gladstone Financial Corp.	151,126	4,783,138
	Penns Woods Bancorp, Inc.	30,797	937,153
	PennyMac Financial Services, Inc.	392,459	41,086,533
	Peoples Bancorp of North Carolina, Inc.	18,274	520,626
	Peoples Bancorp, Inc.	312,666	10,208,545
	Peoples Financial Services Corp.	24,222	1,246,706

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Pinnacle Financial Partners, Inc.	456,168	$56,916,081
*	Pioneer Bancorp, Inc.	23,464	271,713
	Plumas Bancorp	4,821	219,838
*	Ponce Financial Group, Inc.	139,268	1,848,086
	Popular, Inc.	616,200	63,431,628
*	PRA Group, Inc.	263,814	5,832,928
	Preferred Bank	111,272	10,165,810
	Premier Financial Corp.	252,786	7,035,034
	Primis Financial Corp.	116,180	1,288,436
	Princeton Bancorp, Inc.	4,856	148,205
*	ProAssurance Corp.	344,729	5,157,146
	Prosperity Bancshares, Inc.	675,112	54,008,960
*	Provident Bancorp, Inc.	59,959	702,120
	Provident Financial Holdings, Inc.	48,431	776,833
	Provident Financial Services, Inc.	903,512	16,778,218
	QCR Holdings, Inc.	163,316	12,699,452
	Radian Group, Inc.	758,065	25,789,371
	RBB Bancorp	127,454	2,397,410
	Red River Bancshares, Inc.	6,658	371,516
	Regional Management Corp.	98,770	3,534,978
	Reinsurance Group of America, Inc.	22,207	5,060,087
	RenaissanceRe Holdings Ltd.	41,745	9,709,052
#	Renasant Corp.	443,323	17,236,398
#*	Repay Holdings Corp.	624,888	4,667,913
	Republic Bancorp, Inc., Class A	105,108	6,879,319
	Richmond Mutual BanCorp, Inc.	3,315	47,802
	Riverview Bancorp, Inc.	261,491	1,474,809
	S&T Bancorp, Inc.	285,624	11,265,011
	Safety Insurance Group, Inc.	130,826	10,336,562
	Sandy Spring Bancorp, Inc.	318,716	10,782,162
	SB Financial Group, Inc.	2,107	47,134
	Seacoast Banking Corp. of Florida	468,341	13,324,301
*	Security National Financial Corp., Class A	68,347	845,452
	Shore Bancshares, Inc.	273,271	4,467,981
	Sierra Bancorp	103,227	3,111,262
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	892,136	$20,269,330
*	SiriusPoint Ltd.	728,247	10,603,276
*	Skyward Specialty Insurance Group, Inc.	28,830	1,276,592
	SmartFinancial, Inc.	101,267	3,570,674
*	SoFi Technologies, Inc.	260,799	4,115,408
	Sound Financial Bancorp, Inc.	476	25,161
	South Plains Financial, Inc.	76,395	2,744,872
*	Southern First Bancshares, Inc.	54,408	2,002,214
	Southern Missouri Bancorp, Inc.	75,109	4,444,951
	Southern States Bancshares, Inc.	5,826	191,559
	Southside Bancshares, Inc.	209,559	6,586,439
	SouthState Corp.	748,234	79,006,028
	Stellar Bancorp, Inc.	245,000	6,958,000
*	Sterling Bancorp, Inc.	86,728	408,489
	Stewart Information Services Corp.	247,507	16,134,981
	Stock Yards Bancorp, Inc.	38,573	2,843,216
*	StoneX Group, Inc.	236,046	25,851,758
	Summit State Bank	10,474	77,089
*	SWK Holdings Corp.	8,025	130,406
	Synovus Financial Corp.	593,657	33,494,128
	Territorial Bancorp, Inc.	59,405	536,427
*	Texas Capital Bancshares, Inc.	408,185	32,226,206
	TFS Financial Corp.	52,458	719,724
*	Third Coast Bancshares, Inc.	23,375	842,669
	Timberland Bancorp, Inc.	75,171	2,256,633
	Tiptree, Inc.	382,659	7,668,486
	Tompkins Financial Corp.	89,757	6,289,273
	Towne Bank	631,770	22,598,413
	TriCo Bancshares	233,558	10,246,189
#*	Triumph Financial, Inc.	98,192	7,566,676
	TrustCo Bank Corp.	167,343	5,381,751
	Trustmark Corp.	586,703	22,001,363
	U.S. Global Investors, Inc., Class A	3,324	8,177
	UMB Financial Corp.	145,312	17,132,285
	United Bancorp, Inc.	4,772	59,698
	United Bancshares, Inc.	6,084	176,436

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Bankshares, Inc.	962,011	$37,037,424
	United Community Banks, Inc.	935,483	31,029,971
	United Fire Group, Inc.	159,317	3,952,655
	United Security Bancshares	131,423	1,257,718
	Unity Bancorp, Inc.	74,071	3,581,333
	Universal Insurance Holdings, Inc.	220,152	4,257,740
	Univest Financial Corp.	357,596	10,867,342
	Unum Group	1,399,445	106,707,681
	USCB Financial Holdings, Inc.	1,565	29,704
	Valley National Bancorp	4,447,198	45,717,195
*	Velocity Financial, Inc.	16,188	300,126
	Veritex Holdings, Inc.	361,438	9,686,538
	Virginia National Bankshares Corp.	5,561	202,754
	Virtus Investment Partners, Inc.	36,912	7,363,944
	Voya Financial, Inc.	182,933	12,986,414
	WaFd, Inc.	681,564	20,228,820
	Walker & Dunlop, Inc.	173,736	16,690,818
	Washington Trust Bancorp, Inc.	117,528	3,851,393
	Waterstone Financial, Inc.	193,859	2,663,623
	Webster Financial Corp.	1,110,058	66,869,894
	WesBanco, Inc.	434,772	15,234,411
	West BanCorp, Inc.	114,387	2,508,507
	Westamerica BanCorp	59,406	3,074,855
	Western Alliance Bancorp	354,650	31,163,096
	Western New England Bancorp, Inc.	172,136	1,621,521
	Westwood Holdings Group, Inc.	37,183	572,246
	White Mountains Insurance Group Ltd.	22,645	43,760,557
	William Penn Bancorp	515	6,494
	Wintrust Financial Corp.	398,437	52,119,544
#*	World Acceptance Corp.	25,391	3,584,194
	WSFS Financial Corp.	518,594	29,041,264
	WVS Financial Corp.	111	1,390
	Zions Bancorp NA	1,204,682	69,702,901
TOTAL FINANCIALS			4,142,659,477
HEALTH CARE — (5.2%)
#*	2seventy bio, Inc.	103,583	275,531
		Shares	Value†
HEALTH CARE — (Continued)
*	89bio, Inc.	13,801	$132,490
#*	Absci Corp.	45,879	170,211
*	Acadia Healthcare Co., Inc.	587,664	26,509,523
#*	Accolade, Inc.	337,722	2,326,905
*	ACELYRIN, Inc.	16,509	32,523
*	Aclaris Therapeutics, Inc.	444	1,101
#*	Acrivon Therapeutics, Inc.	6,389	38,781
*	Acumen Pharmaceuticals, Inc.	13,857	20,786
*	AdaptHealth Corp.	695,755	7,528,069
*	Addus HomeCare Corp.	112,644	14,098,523
*	Adverum Biotechnologies, Inc.	43,824	184,937
*	Agios Pharmaceuticals, Inc.	116,666	4,012,144
*	Alector, Inc.	21,611	35,874
*	Aligos Therapeutics, Inc.	1,131	29,180
#*	Allogene Therapeutics, Inc.	532,554	958,597
*	Amedisys, Inc.	71,846	6,645,755
*	American Shared Hospital Services	38,407	118,305
*	AMN Healthcare Services, Inc.	26,385	726,115
*	Amneal Pharmaceuticals, Inc.	34,835	287,737
*	Amphastar Pharmaceuticals, Inc.	43,065	1,501,677
*	Amylyx Pharmaceuticals, Inc.	43,171	157,574
*	AngioDynamics, Inc.	223,616	2,551,459
*	ANI Pharmaceuticals, Inc.	87,428	5,126,778
*	Anika Therapeutics, Inc.	112,337	1,916,469
*	Annexon, Inc.	54,559	209,507
*	Aprea Therapeutics, Inc.	7,981	31,764
#*	Artivion, Inc.	144,810	4,483,318
*	Atea Pharmaceuticals, Inc.	210,357	643,692
*	Aura Biosciences, Inc.	1,314	10,315
*	Avanos Medical, Inc.	323,659	5,573,408
*	Avidity Biosciences, Inc.	15,010	494,279
*	Azenta, Inc.	407,146	22,006,241

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Bio-Rad Laboratories, Inc., Class A	127,858	$46,141,395
*	Black Diamond Therapeutics, Inc.	116,809	306,040
#*	Brookdale Senior Living, Inc.	1,249,607	5,785,680
*	C4 Therapeutics, Inc.	98,906	343,204
*	CareCloud, Inc.	9,671	33,268
#*	Caribou Biosciences, Inc.	386,510	552,709
*	Castle Biosciences, Inc.	146,984	4,155,238
*	Certara, Inc.	1,525,734	21,711,195
*	Cocrystal Pharma, Inc.	9,487	19,259
	Concentra Group Holdings Parent, Inc.	387,273	9,027,334
	CONMED Corp.	68,700	4,931,286
#*	CRISPR Therapeutics AG	11,590	482,028
*	Cross Country Healthcare, Inc.	319,154	5,814,986
#*	CryoPort, Inc.	98,894	745,661
*	Cullinan Therapeutics, Inc.	212,090	2,239,670
*	Cumberland Pharmaceuticals, Inc.	79,720	180,167
*	Cytek Biosciences, Inc.	12,181	62,732
*	Definitive Healthcare Corp.	364,707	1,772,476
	Dentsply Sirona, Inc.	760,341	15,024,338
*	Design Therapeutics, Inc.	32,514	157,693
*	DocGo, Inc.	10,083	49,306
#*	Dynavax Technologies Corp.	362,448	4,729,946
#*	Editas Medicine, Inc.	452,668	592,995
*	Elanco Animal Health, Inc.	2,493,105	29,992,053
*	Electromed, Inc.	28,854	992,578
*	Emergent BioSolutions, Inc.	217,015	2,441,419
*	Enanta Pharmaceuticals, Inc.	48,463	247,646
*	Enhabit, Inc.	350,143	2,941,201
*	Enovis Corp.	394,858	18,550,429
*	Entrada Therapeutics, Inc.	15,831	212,769
*	Envista Holdings Corp.	700,317	14,370,505
*	Erasca, Inc.	118,967	224,848
*	Evolent Health, Inc., Class A	163,096	1,704,353
		Shares	Value†
HEALTH CARE — (Continued)
*	EyePoint Pharmaceuticals, Inc.	5,420	$41,463
#*	Fate Therapeutics, Inc.	746,552	970,518
*	FONAR Corp.	48,165	758,599
*	Fulcrum Therapeutics, Inc.	129,238	511,782
*	Fulgent Genetics, Inc.	215,412	3,584,456
*	Generation Bio Co.	197,434	153,229
*	GoodRx Holdings, Inc., Class A	49,014	233,797
*	Harvard Bioscience, Inc.	338,224	578,363
*	Health Catalyst, Inc.	371,953	2,094,095
	HealthStream, Inc.	296,976	9,696,266
*	Hookipa Pharma, Inc.	9,400	18,424
*	iBio, Inc.	14,123	42,510
*	ICU Medical, Inc.	61,390	10,090,060
*	ImmuCell Corp.	15,443	82,157
*	InfuSystem Holdings, Inc.	70,695	571,923
#*	Innovative Eyewear, Inc.	960	5,002
#*	Innoviva, Inc.	618,399	11,526,957
*	Inogen, Inc.	122,185	1,428,343
#*	Instil Bio, Inc.	10,230	227,720
*	Integer Holdings Corp.	240,015	34,134,933
*	Integra LifeSciences Holdings Corp.	417,458	10,895,654
*	Intellia Therapeutics, Inc.	388,540	4,009,733
*	iTeos Therapeutics, Inc.	258,759	1,951,043
*	Jazz Pharmaceuticals PLC	157,750	19,619,367
*	Kewaunee Scientific Corp.	16,878	1,085,255
*	Kezar Life Sciences, Inc.	10,630	68,882
*	Kodiak Sciences, Inc.	147,206	942,118
*	Kura Oncology, Inc.	35,157	278,092
*	Lantern Pharma, Inc.	21,316	105,514
*	Leap Therapeutics, Inc.	5,330	2,985
*	LENSAR, Inc.	99,733	1,107,036
*	LifeStance Health Group, Inc.	187,133	1,491,450
#*	Lifeward Ltd.	14,949	20,779
*	Ligand Pharmaceuticals, Inc.	128,883	15,021,314
*	Lipocine, Inc.	6,920	29,894
*	Lisata Therapeutics, Inc.	3,039	7,628
*	LivaNova PLC	36,307	1,813,535
*	MaxCyte, Inc.	65,868	297,065
*	MEI Pharma, Inc.	10,410	29,564

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	MetaVia, Inc.	91	$166
*	Myriad Genetics, Inc.	3,083	39,062
	National HealthCare Corp.	140,121	14,386,223
*	Nautilus Biotechnology, Inc.	182,476	312,034
#*	Neogen Corp.	773,706	8,866,671
*	NeoGenomics, Inc.	11,195	160,088
*	Nkarta, Inc.	102,575	240,025
*	Nuvation Bio, Inc.	58,479	135,086
*	Olema Pharmaceuticals, Inc.	99,563	608,330
*»	OmniAb, Inc. (2200963D US)	10,236	0
*»	OmniAb, Inc. (2200964D US)	10,236	0
#*	OmniAb, Inc. (OABI UQ)	253,672	816,824
*	Omnicell, Inc.	139,897	6,293,966
*††	Opiant Pharmaceuticals, Inc.	26,299	0
*	OptimizeRx Corp.	108,164	600,310
*	Oramed Pharmaceuticals, Inc.	13,879	31,089
*	OraSure Technologies, Inc.	632,892	2,544,226
*	Organogenesis Holdings, Inc.	432,643	1,592,126
*	Orthofix Medical, Inc.	175,944	3,225,054
*	OrthoPediatrics Corp.	131,014	3,144,336
*	Owens & Minor, Inc.	601,059	8,559,080
*	Pacira BioSciences, Inc.	321,325	8,460,487
	Patterson Cos., Inc.	407,681	12,617,727
*††	PDL BioPharma, Inc.	1,058,582	613,978
*	Pediatrix Medical Group, Inc.	441,913	6,177,944
*	PepGen, Inc.	2,254	2,908
#	Perrigo Co. PLC	960,568	23,927,749
*	Personalis, Inc.	3,507	18,307
*	PharmaCyte Biotech, Inc.	2,009	3,234
	Phibro Animal Health Corp., Class A	107,909	2,353,495
#*	Pliant Therapeutics, Inc.	6,900	74,175
*	Precision BioSciences, Inc.	22,400	112,224
#	Premier, Inc., Class A	718,912	16,290,546
*	Prestige Consumer Healthcare, Inc.	359,132	27,570,564
*	Puma Biotechnology, Inc.	89,433	258,461
*	Quanterix Corp.	71,571	657,737
		Shares	Value†
HEALTH CARE — (Continued)
*	QuidelOrtho Corp.	239,809	$10,422,099
*	Quipt Home Medical Corp.	23,403	75,592
#*	REGENXBIO, Inc.	224,594	1,812,474
*	Relay Therapeutics, Inc.	515,847	2,305,836
*	Rezolute, Inc.	16,592	87,108
*	Sage Therapeutics, Inc.	35,717	258,948
#*	Sagimet Biosciences, Inc., Class A	6,274	27,606
#*	Sana Biotechnology, Inc.	68,913	221,900
	Select Medical Holdings Corp.	495,613	9,748,708
#*	Semler Scientific, Inc.	7,389	383,932
*	Sensus Healthcare, Inc.	28,842	237,514
#	SIGA Technologies, Inc.	293,905	1,757,552
	Simulations Plus, Inc.	16,528	567,241
*	Singular Genomics Systems, Inc.	347	6,898
*	Solid Biosciences, Inc.	49,668	157,944
*	STAAR Surgical Co.	28,530	690,141
*	Supernus Pharmaceuticals, Inc.	479,709	18,406,434
#*	Surgery Partners, Inc.	313,331	7,986,807
*	Sutro Biopharma, Inc.	34,944	67,092
*	Tactile Systems Technology, Inc.	111,119	1,945,694
*	Tango Therapeutics, Inc.	21,677	64,597
*	Teladoc Health, Inc.	1,048,053	10,648,218
#*	Tenax Therapeutics, Inc.	16,708	100,248
*	Tenet Healthcare Corp.	69,324	9,767,058
*	Terns Pharmaceuticals, Inc.	121,371	541,315
††	Tetraphase Pharmaceuticals, Inc.	1,600	48
*	Third Harmonic Bio, Inc.	3,231	16,995
*	TruBridge, Inc.	70,707	1,754,948
*	TScan Therapeutics, Inc.	41,685	107,130
	U.S. Physical Therapy, Inc.	14,523	1,288,335
	Universal Health Services, Inc., Class B	36,315	6,847,556
	Utah Medical Products, Inc.	13,274	812,767

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vanda Pharmaceuticals, Inc.	401,842	$1,772,123
*	Varex Imaging Corp.	290,314	3,988,914
*	Ventyx Biosciences, Inc.	41,479	83,373
*	Veracyte, Inc.	516,889	23,508,112
#*	Verve Therapeutics, Inc.	101,371	771,433
	Viatris, Inc.	2,599,653	29,324,086
*	Vir Biotechnology, Inc.	400,404	4,164,202
*	Voyager Therapeutics, Inc.	272,991	1,487,801
*	Werewolf Therapeutics, Inc.	34,060	45,640
*	Xencor, Inc.	27,920	510,378
*	Zimvie, Inc.	109,564	1,516,366
*	Zura Bio Ltd.	6,128	11,521
*	Zymeworks, Inc.	27,175	396,755
TOTAL HEALTH CARE			748,295,151
INDUSTRIALS — (15.6%)
#*	3D Systems Corp.	215,385	775,386
*	AAR Corp.	326,414	22,117,813
	ABM Industries, Inc.	561,310	29,951,502
	ACCO Brands Corp.	816,763	4,296,173
	Acme United Corp.	33,138	1,201,252
*	AerSale Corp.	48,450	328,007
	AGCO Corp.	504,154	52,648,802
*	Air Industries Group	3,792	16,533
	Air Lease Corp.	995,632	45,998,198
#*	Air Transport Services Group, Inc.	748,941	16,641,469
	Alamo Group, Inc.	101,965	18,920,625
*	Alaska Air Group, Inc.	922,273	67,556,497
	Albany International Corp., Class A	84,343	6,810,697
	Alight, Inc., Class A	2,874,493	19,690,277
#	Allegiant Travel Co.	125,660	12,871,354
	Allient, Inc.	82,887	2,089,581
*	Alpha Pro Tech Ltd.	21,849	116,892
#	Alta Equipment Group, Inc.	94,590	690,507
*	Ameresco, Inc., Class A	37,137	840,410
*	American Woodmark Corp.	135,257	10,531,110
	Apogee Enterprises, Inc.	183,439	9,359,058
	ArcBest Corp.	211,376	20,209,659
	Arcosa, Inc.	285,922	28,963,899
	Argan, Inc.	107,752	14,740,474
	Aris Water Solutions, Inc., Class A	70,856	1,808,954
	Astec Industries, Inc.	222,271	7,759,481
#*	Astronics Corp. (ATRO US)	163,703	2,897,543
		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp. (ATROB US), Class B	5,003	$97,208
#*	Asure Software, Inc.	175,835	2,078,370
	Atkore, Inc.	20,336	1,656,164
*	Avalon Holdings Corp., Class A	10,736	38,757
	AZZ, Inc.	152,409	13,075,168
*	Beacon Roofing Supply, Inc.	20,639	2,442,419
#*	Beam Global	8,188	21,862
	BGSF, Inc.	76,852	401,936
*	Blade Air Mobility, Inc.	465,772	1,793,222
*	BlueLinx Holdings, Inc.	75,717	8,160,778
	Boise Cascade Co.	347,909	43,892,199
*	Bowman Consulting Group Ltd.	10,488	266,710
	Brady Corp., Class A	72,898	5,430,172
*	BrightView Holdings, Inc.	481,879	7,594,413
*	Broadwind, Inc.	53,882	91,061
*	Cadeler AS (CDLR US), ADR	22,532	471,144
#*	CECO Environmental Corp.	225,070	6,373,982
#*	Chart Industries, Inc.	75,517	15,978,642
	Chicago Rivet & Machine Co.	2,571	39,593
	Civeo Corp.	81,308	1,913,990
#*	Clarivate PLC	1,505,043	8,157,333
	CNH Industrial NV	3,029,703	39,022,575
	Columbus McKinnon Corp.	258,294	9,407,067
*	Commercial Vehicle Group, Inc.	269,378	563,000
	CompX International, Inc.	11,443	280,468
#	Concentrix Corp.	176,146	9,208,913
	Concrete Pumping Holdings, Inc.	263,215	2,226,799
#*	Conduent, Inc.	1,526,374	6,044,441
	Copa Holdings SA, Class A	113,387	10,569,936
††	Costa Communications, Inc.	17,714	2,657
	Costamare, Inc.	848,679	9,895,597
	Covenant Logistics Group, Inc.	182,952	5,069,600
*»	CPI Aerostructures, Inc.	20,542	98,602
*	Custom Truck One Source, Inc.	366,207	1,863,994
#	Deluxe Corp.	269,126	6,241,032
#*	Distribution Solutions Group, Inc.	111,156	3,584,781

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	DLH Holdings Corp.	54,086	$405,645
*	DNOW, Inc.	778,709	11,587,190
	Douglas Dynamics, Inc.	65,819	1,701,421
*	Driven Brands Holdings, Inc.	13,879	229,142
*	Ducommun, Inc.	135,693	9,278,687
#	Dun & Bradstreet Holdings, Inc.	3,339,339	41,073,870
*	DXP Enterprises, Inc.	161,754	16,384,063
	Eastern Co.	43,844	1,184,665
	EnerSys	150,879	14,645,825
	Ennis, Inc.	238,930	4,957,797
	Enpro, Inc.	149,251	27,715,911
*	Enviri Corp.	514,492	4,928,833
	Esab Corp.	135,708	16,806,079
	ESCO Technologies, Inc.	223,713	29,695,664
	Espey Mfg. & Electronics Corp.	13,609	387,448
*	Everus Construction Group, Inc.	67,288	4,630,087
	EVI Industries, Inc.	3,546	61,488
#*	First Advantage Corp.	155,735	2,940,277
*	Forrester Research, Inc.	49,372	752,923
*	Frontier Group Holdings, Inc.	14,942	125,961
	FTAI Infrastructure, Inc.	97,806	686,598
*	Gates Industrial Corp. PLC	1,926,144	39,851,919
	GATX Corp.	186,481	30,857,011
	Genco Shipping & Trading Ltd.	390,645	5,648,727
*	Gencor Industries, Inc.	90,701	1,395,888
	Genpact Ltd.	267,138	13,006,949
*	Gibraltar Industries, Inc.	272,461	16,720,932
	Global Industrial Co.	4,731	116,903
*	GMS, Inc.	351,183	29,618,774
	Gorman-Rupp Co.	272,710	10,466,610
*	Graham Corp.	36,837	1,673,137
#	Granite Construction, Inc.	221,523	19,525,037
*	Great Lakes Dredge & Dock Corp.	600,622	6,600,836
	Greenbrier Cos., Inc.	281,755	18,669,086
*	GXO Logistics, Inc.	7,145	324,740
	H&E Equipment Services, Inc.	10,225	906,855
*	Hayward Holdings, Inc.	510,560	7,689,034
*	Healthcare Services Group, Inc.	500,348	5,548,859
	Heartland Express, Inc.	558,831	6,393,027
		Shares	Value†
INDUSTRIALS — (Continued)
	Heidrick & Struggles International, Inc.	181,623	$8,443,653
	Helios Technologies, Inc.	139,641	6,229,385
	Herc Holdings, Inc.	1,127	229,863
#*	Hertz Global Holdings, Inc.	598,290	2,470,938
	Hillenbrand, Inc.	307,828	10,463,074
*	Hillman Solutions Corp.	635,092	6,350,920
	HNI Corp.	144,858	7,221,171
	Hub Group, Inc., Class A	546,164	24,364,376
*	Hudson Global, Inc.	20,045	257,779
*	Hudson Technologies, Inc.	318,390	1,846,662
	Hurco Cos., Inc.	53,516	1,150,059
*	Huron Consulting Group, Inc.	134,469	17,047,980
*	Hyliion Holdings Corp.	50,374	118,379
	Hyster-Yale, Inc.	53,765	2,872,126
*	IBEX Holdings Ltd.	46,910	1,032,489
	ICF International, Inc.	139,198	16,245,799
	Insteel Industries, Inc.	176,086	5,051,907
	Interface, Inc.	260,286	6,444,681
*	Janus International Group, Inc.	259,005	2,147,151
#	JBT Marel Corp.	29,521	3,926,293
*	JELD-WEN Holding, Inc.	580,151	5,174,947
#*	JetBlue Airways Corp.	2,656,760	17,481,481
	Karat Packaging, Inc.	1,744	53,907
	Kelly Services, Inc., Class A	303,365	4,271,379
	Kennametal, Inc.	581,267	13,921,345
*	Kirby Corp.	155,918	17,018,450
	Knight-Swift Transportation Holdings, Inc.	1,222,697	69,803,772
	Korn Ferry	461,124	32,615,301
*	Kratos Defense & Security Solutions, Inc.	7,057	235,492
*	L.B. Foster Co., Class A	97,525	2,714,121
	Lindsay Corp.	7,153	959,861
	LSI Industries, Inc.	271,408	5,718,567
	Luxfer Holdings PLC	116,700	1,651,305
*	Manitowoc Co., Inc.	268,417	2,681,486
	ManpowerGroup, Inc.	329,344	19,833,096
	Marten Transport Ltd.	592,920	9,130,968
*	Mastech Digital, Inc.	16,223	226,635
*	Masterbrand, Inc.	439,984	7,620,523
*	Matrix Service Co.	148,670	2,015,965
#	Matson, Inc.	174,537	24,758,073
	Matthews International Corp., Class A	229,777	6,431,458
	Maximus, Inc.	64,463	4,853,419

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Mayville Engineering Co., Inc.	128,612	$2,038,500
	McGrath RentCorp	122,343	15,007,816
*	Mercury Systems, Inc.	408,636	17,036,035
	Miller Industries, Inc.	102,389	6,754,602
	MillerKnoll, Inc.	481,663	10,808,518
*	Mistras Group, Inc.	216,178	2,144,486
#*	Montrose Environmental Group, Inc.	58,477	1,217,491
	Moog, Inc., Class A	98,141	17,828,294
*	MRC Global, Inc.	495,472	7,273,529
	MSC Industrial Direct Co., Inc., Class A	69,976	5,626,770
	Mueller Industries, Inc.	408,700	32,185,125
*	MYR Group, Inc.	7,010	992,406
	National Presto Industries, Inc.	49,655	4,775,321
#*	Nikola Corp.	39,586	31,277
	NL Industries, Inc.	166,671	1,283,367
*	NN, Inc.	112,363	341,584
*	Northwest Pipe Co.	91,366	4,418,460
*	NV5 Global, Inc.	327,159	6,163,676
*	OPENLANE, Inc.	914,317	18,569,778
*	Orion Group Holdings, Inc.	268,621	2,116,733
	Oshkosh Corp.	76,490	8,903,436
*	PAMT Corp.	125,253	2,005,301
	Pangaea Logistics Solutions Ltd.	295,174	1,549,663
	Park Aerospace Corp.	58,126	842,246
	Park-Ohio Holdings Corp.	96,473	2,400,248
*	Paycor HCM, Inc.	151,368	3,349,774
*	Perma-Pipe International Holdings, Inc.	37,820	574,486
#	Powell Industries, Inc.	63,400	15,202,052
	Preformed Line Products Co.	47,292	7,114,608
	Primoris Services Corp.	504,782	38,752,114
*	Proto Labs, Inc.	172,711	7,207,230
	Quad/Graphics, Inc.	110,089	739,798
	Quanex Building Products Corp.	308,040	6,468,840
*	Quest Resource Holding Corp.	29,268	171,218
*	Radiant Logistics, Inc.	450,127	3,159,892
	Regal Rexnord Corp.	262,328	41,639,323
*	Resideo Technologies, Inc.	1,037,935	23,374,296
	Resources Connection, Inc.	256,675	2,156,070
	REV Group, Inc.	532,683	18,484,100
#	Rush Enterprises, Inc. (RUSHA US), Class A	494,431	30,036,683
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc. (RUSHB US), Class B	79,269	$4,543,699
	Ryder System, Inc.	370,749	59,101,098
#	Schneider National, Inc., Class B	621,289	18,483,348
	Science Applications International Corp.	17,921	1,940,486
	Sensata Technologies Holding PLC	571,165	15,512,841
*	Servotronics, Inc.	1,391	15,510
	Shyft Group, Inc.	40,821	490,260
*	SIFCO Industries, Inc.	17,808	69,163
*	Skillsoft Corp.	3,875	116,250
*	SkyWest, Inc.	358,499	43,349,699
	Standex International Corp.	16,358	2,988,607
	Stanley Black & Decker, Inc.	198,886	17,515,890
	Steelcase, Inc., Class A	494,094	5,672,199
*	Stratasys Ltd.	55,029	512,320
*	Sun Country Airlines Holdings, Inc.	374,853	6,357,507
#*	Sunrun, Inc.	1,204,704	10,902,571
*	TaskUS, Inc., Class A	37,230	612,433
*	Taylor Devices, Inc.	6,879	229,759
*	Team, Inc.	2,399	40,327
	Tennant Co.	10,583	905,058
	Terex Corp.	514,866	24,759,906
*	Thermon Group Holdings, Inc.	302,170	8,364,066
	Timken Co.	62,637	5,027,872
*	Titan International, Inc.	571,510	5,046,433
*	Titan Machinery, Inc.	179,538	3,360,951
	Trinity Industries, Inc.	793,811	30,029,870
*	TrueBlue, Inc.	225,934	1,841,362
*	Tutor Perini Corp.	343,521	8,275,421
	Twin Disc, Inc.	89,713	1,012,860
	UFP Industries, Inc.	217,982	25,209,618
#*	U-Haul Holding Co. (UHAL US)	21,194	1,544,407
	U-Haul Holding Co. (UHAL/B US)	443,164	28,690,437
*	Ultralife Corp.	133,967	1,015,470
	UniFirst Corp.	111,937	23,990,338
	Universal Logistics Holdings, Inc.	87,547	3,871,328
*	V2X, Inc.	107,729	5,615,913
	Vestis Corp.	323,072	4,516,547
	Virco Mfg. Corp.	42,050	458,345
*	VirTra, Inc.	33,241	211,745
#	VSE Corp.	131,057	13,413,684
	Wabash National Corp.	257,318	4,014,161
#	Werner Enterprises, Inc.	559,766	20,207,553

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	WESCO International, Inc.	361,694	$66,913,390
*	Wilhelmina International, Inc.	3,380	11,999
*	Willdan Group, Inc.	62,126	2,195,843
	Willis Lease Finance Corp.	26,768	5,190,851
TOTAL INDUSTRIALS			2,257,061,413
INFORMATION TECHNOLOGY — (6.9%)
*	8x8, Inc.	133,476	373,733
*	908 Devices, Inc.	157,776	394,440
*	ACCESS Newswire, Inc.	7,604	76,496
*	ACI Worldwide, Inc.	283,342	15,172,964
*	Alithya Group, Inc., Class A	17,314	20,257
*	Alpha & Omega Semiconductor Ltd.	237,023	9,106,424
	Amkor Technology, Inc.	1,774,900	43,680,289
*	Amtech Systems, Inc.	108,194	546,380
*	Arrow Electronics, Inc.	464,062	54,086,426
*	ASGN, Inc.	63,530	5,603,981
#*	Aspen Technology, Inc.	43,194	11,383,779
*	AstroNova, Inc.	66,617	772,757
*	Astrotech Corp.	100	660
*	Aviat Networks, Inc.	53,732	1,023,595
	Avnet, Inc.	855,782	44,209,698
*	Aware, Inc.	88,586	147,939
*	Axcelis Technologies, Inc.	13,493	917,524
	Bel Fuse, Inc. (BELFA US), Class A	3,065	253,200
	Bel Fuse, Inc. (BELFB US), Class B	116,101	9,415,791
	Belden, Inc.	25,105	2,923,979
	Benchmark Electronics, Inc.	322,761	13,768,984
*	Calix, Inc.	121,188	4,808,740
#*	Cerence, Inc.	105,109	1,309,658
*	CEVA, Inc.	39,277	1,265,112
#*	Cleanspark, Inc.	1,271,986	13,279,534
#*	Clearfield, Inc.	25,167	918,344
	Climb Global Solutions, Inc.	10,838	1,373,500
*	Coherent Corp.	589,416	53,336,254
*	Cohu, Inc.	408,980	9,369,732
*	Comtech Telecommunications Corp.	127,821	255,642
*	CoreCard Corp.	5,843	135,032
#*	Corsair Gaming, Inc.	372,911	3,415,865
	Crane NXT Co.	55,813	3,570,358
*	Crexendo, Inc.	40,096	231,354
	CSP, Inc.	33,977	678,860
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CTS Corp.	226,221	$11,557,631
#*	Daily Journal Corp.	4,296	1,761,790
*	Daktronics, Inc.	335,955	5,513,022
*	Data I/O Corp.	81,759	251,000
#*	Data Storage Corp.	10,026	44,916
*	Diebold Nixdorf, Inc.	29,298	1,268,310
*	Digi International, Inc.	325,526	10,172,687
*	Diodes, Inc.	323,861	19,101,322
*	DoubleVerify Holdings, Inc.	160,335	3,304,504
*	DXC Technology Co.	1,266,830	27,515,548
#*	E2open Parent Holdings, Inc.	1,711,026	4,499,998
*	Eastman Kodak Co.	377,613	2,790,560
*	eGain Corp.	126,893	774,047
*	ePlus, Inc.	205,942	16,454,766
*	EverCommerce, Inc.	16,275	165,028
*	Everspin Technologies, Inc.	28,152	172,290
*	FARO Technologies, Inc.	134,904	4,279,155
#*	Fastly, Inc., Class A	840,581	8,800,883
*	Flex Ltd.	373,295	15,547,737
*	FormFactor, Inc.	41,550	1,664,077
*	Franklin Wireless Corp.	15,682	77,155
	Frequency Electronics, Inc.	98,589	1,649,394
*	Grid Dynamics Holdings, Inc.	132,479	2,992,701
#*	GSI Technology, Inc.	15,906	44,537
*	Ichor Holdings Ltd.	309,540	8,499,968
*	Identiv, Inc.	41,334	143,016
	Immersion Corp.	18,382	153,857
#*	indie Semiconductor, Inc., Class A	264,252	1,083,433
	Information Services Group, Inc.	298,719	914,080
*	Insight Enterprises, Inc.	2,538	438,439
*	inTEST Corp.	112,763	1,031,781
*	Intevac, Inc.	298,773	1,051,681
*	IPG Photonics Corp.	130,206	9,548,006
#	Juniper Networks, Inc.	291,177	10,150,430
*	Key Tronic Corp.	108,829	397,226
*	Kimball Electronics, Inc.	225,024	4,090,936
*	Knowles Corp.	913,653	17,295,451
	Kulicke & Soffa Industries, Inc.	195,410	8,666,433
*	KVH Industries, Inc.	128,929	787,756
*	Lantronix, Inc.	188,284	739,956
*	LiveRamp Holdings, Inc.	193,564	6,581,176
	Logility Supply Chain Solutions, Inc.	139,211	1,965,659

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Magnachip Semiconductor Corp.	286,475	$1,160,224
*	Matterport, Inc.	1,182,041	6,158,434
	Methode Electronics, Inc.	126,721	1,434,482
*	Mirion Technologies, Inc.	775,832	12,289,179
*	Mitek Systems, Inc.	306,016	3,121,363
*	N-able, Inc.	64,989	629,743
*	nCino, Inc.	1,200	40,812
*	NETGEAR, Inc.	253,160	6,999,874
*	NetScout Systems, Inc.	605,996	14,446,945
*	NetSol Technologies, Inc.	19,650	52,072
	Network-1 Technologies, Inc.	105,957	144,102
*	Nortech Systems, Inc.	5,183	52,815
*	Olo, Inc., Class A	640,681	4,728,226
*	ON24, Inc.	306,349	2,110,745
	OneSpan, Inc.	17,695	340,452
#*	Optical Cable Corp.	52,935	260,970
*	OSI Systems, Inc.	118,957	23,367,913
	PC Connection, Inc.	188,024	13,955,141
*	Penguin Solutions, Inc.	171,666	3,481,386
*	Photronics, Inc.	566,339	13,020,134
#*	Plexus Corp.	245,769	34,827,925
*	Qorvo, Inc.	8,951	742,754
*	RF Industries Ltd.	32,903	172,083
*	Ribbon Communications, Inc.	812,696	3,332,054
	Richardson Electronics Ltd.	110,233	1,455,076
#*	Riot Platforms, Inc.	973,392	11,563,897
*	Rogers Corp.	140,207	13,046,261
*	Sanmina Corp.	454,272	38,036,195
	Sapiens International Corp. NV	15,032	411,276
*	ScanSource, Inc.	214,001	8,955,942
*	SecureWorks Corp., Class A	4,362	37,121
*	SigmaTron International, Inc.	14,077	22,664
*††	Silicon Graphics, Inc.	494	0
*	SmartRent, Inc.	318,454	468,127
	SolarWinds Corp.	1,088,162	16,191,851
#*	Soluna Holdings, Inc.	10,037	19,171
*	Sonim Technologies, Inc.	212	606
*	SoundThinking, Inc.	23,808	317,837
*	Synaptics, Inc.	47,397	4,024,005
*	Synchronoss Technologies, Inc.	6,954	68,706
	Taitron Components, Inc., Class A	17,671	46,121
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TD SYNNEX Corp.	630,395	$89,837,591
*	Telos Corp.	83,055	258,301
*	TransAct Technologies, Inc.	35,780	160,294
*	Trio-Tech International	7,885	47,705
*	TTM Technologies, Inc.	933,768	22,961,355
*	Twilio, Inc., Class A	312,558	45,814,752
*	Ultra Clean Holdings, Inc.	411,409	15,168,650
*	Veeco Instruments, Inc.	385,942	9,795,208
*	Verint Systems, Inc.	305,413	7,751,382
*	Viavi Solutions, Inc.	511,031	6,152,813
#*	VirnetX Holding Corp.	3,850	33,688
	Vishay Intertechnology, Inc.	1,111,786	18,822,537
*	Vishay Precision Group, Inc.	109,755	2,557,291
*	Vislink Technologies, Inc.	8,713	24,396
#*	Wolfspeed, Inc.	115,756	709,584
#	Xerox Holdings Corp.	1,348,592	11,516,976
*	Xperi, Inc.	314,588	2,837,584
TOTAL INFORMATION TECHNOLOGY			997,754,414
MATERIALS — (5.7%)
	AdvanSix, Inc.	189,610	5,931,001
	Alcoa Corp.	1,036,274	36,601,198
*	Alpha Metallurgical Resources, Inc.	107,729	19,732,721
*	Alto Ingredients, Inc.	278,037	453,200
	Amcor PLC	94,549	919,016
	American Vanguard Corp.	192,530	1,189,835
*	Ampco-Pittsburgh Corp.	35,971	89,928
*	Arcadium Lithium PLC	1,248,290	7,165,185
*	Arq, Inc.	51,401	320,742
*	Ascent Industries Co.	71,200	803,848
	Ashland, Inc.	371,685	23,598,281
*	Aspen Aerogels, Inc.	163,927	1,916,307
	Avient Corp.	331,668	14,228,557
	Cabot Corp.	10,222	883,896
	Caledonia Mining Corp. PLC	39,950	375,131
	Carpenter Technology Corp.	280,276	54,110,085
	Celanese Corp.	23,501	1,669,511
*	Century Aluminum Co.	68,649	1,254,904
*	Clearwater Paper Corp.	137,724	4,427,827
*	Cleveland-Cliffs, Inc.	3,214,408	32,915,538
*	Coeur Mining, Inc.	3,587,755	23,679,183
	Commercial Metals Co.	1,029,753	49,932,723

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Compass Minerals International, Inc.	110,780	$1,291,695
*	Core Molding Technologies, Inc.	37,724	557,184
	Eastman Chemical Co.	203,220	20,250,873
*	Ecovyst, Inc.	861,700	6,686,792
	Element Solutions, Inc.	493,841	12,746,036
	Ferroglobe PLC	384,426	1,495,417
	Flexible Solutions International, Inc.	23,309	141,719
*	Flotek Industries, Inc.	37,362	345,599
	FMC Corp.	18,364	1,024,344
	Fortitude Gold Corp.	93,160	488,158
	Friedman Industries, Inc.	71,065	1,078,056
	Graphic Packaging Holding Co.	580,951	15,935,486
	Greif, Inc. (GEF US), Class A	229,568	14,054,153
	Greif, Inc. (GEF/B US), Class B	51,100	3,238,207
	Hawkins, Inc.	28,725	3,070,990
	HB Fuller Co.	219,331	13,846,366
	Hecla Mining Co.	4,776,662	27,131,440
	Huntsman Corp.	1,268,913	21,355,806
	Innospec, Inc.	221,866	25,148,511
*	Intrepid Potash, Inc.	93,443	2,456,616
	Kaiser Aluminum Corp.	102,024	7,141,680
*	Knife River Corp.	19,721	2,042,701
	Koppers Holdings, Inc.	141,961	4,224,759
	Kronos Worldwide, Inc.	496,190	4,758,462
*	LSB Industries, Inc.	255,602	2,157,281
#*	Magnera Corp.	106,308	1,983,707
	Materion Corp.	176,437	17,820,137
	Mativ Holdings, Inc.	381,728	3,645,502
#*	McEwen Mining, Inc.	112,677	928,459
	Mercer International, Inc.	520,669	3,504,102
*	Metallus, Inc.	381,802	5,704,122
	Minerals Technologies, Inc.	287,566	22,053,437
	Mosaic Co.	2,140,479	59,697,959
#*	MP Materials Corp.	335,135	7,359,565
	Myers Industries, Inc.	59,466	715,971
*	Nexa Resources SA	56,050	349,752
	Northern Technologies International Corp.	38,194	452,217
*	O-I Glass, Inc.	1,092,852	13,048,653
	Olin Corp.	812,625	23,801,786
	Olympic Steel, Inc.	99,517	3,430,351
	Orion SA	314,408	4,385,992
	Pactiv Evergreen, Inc.	165,029	2,927,614
*	Perimeter Solutions, Inc.	229,624	2,870,300
		Shares	Value†
MATERIALS — (Continued)
	Quaker Chemical Corp.	42,980	$6,067,916
	Radius Recycling, Inc.	250,505	3,008,565
#	Ramaco Resources, Inc. (METC US), Class A	268,456	2,542,278
#	Ramaco Resources, Inc. (METCB US), Class B	4,089	36,024
*	Ranpak Holdings Corp.	233,152	1,706,673
*	Rayonier Advanced Materials, Inc.	483,359	3,866,872
††	Resolute Forest Products, Inc.	792,851	211,136
	Ryerson Holding Corp.	228,025	5,098,639
	Sensient Technologies Corp.	121,838	9,199,987
	Silgan Holdings, Inc.	247,715	13,629,279
	Sonoco Products Co.	360,864	17,191,561
	Stepan Co.	179,033	11,348,902
	SunCoke Energy, Inc.	750,080	7,043,251
	Sylvamo Corp.	112,401	9,003,320
*	Tredegar Corp.	225,317	1,768,738
	TriMas Corp.	293,831	7,140,093
	Tronox Holdings PLC	1,212,427	12,451,625
	U.S. Lime & Minerals, Inc.	6,120	676,750
	U.S. Steel Corp.	1,214,837	44,766,743
	Warrior Met Coal, Inc.	163,848	8,646,259
	Worthington Steel, Inc.	363,123	10,548,723
TOTAL MATERIALS			825,499,908
REAL ESTATE — (1.1%)
*	AMREP Corp.	16,504	501,061
*	Anywhere Real Estate, Inc.	764,211	2,758,802
*	Cushman & Wakefield PLC	1,598,389	22,041,784
*	Douglas Elliman, Inc.	158,776	282,621
*	Five Point Holdings LLC, Class A	106,160	697,471
*	Forestar Group, Inc.	355,559	8,483,638
*	FRP Holdings, Inc.	139,701	4,266,469
*	Howard Hughes Holdings, Inc.	354,444	27,068,888
*	Jones Lang LaSalle, Inc.	170,536	48,227,581
*»	JW Mays, Inc.	126	5,230
	Kennedy-Wilson Holdings, Inc.	1,216,579	11,010,040
	Marcus & Millichap, Inc.	268,135	10,232,032
	Newmark Group, Inc., Class A	1,128,123	15,940,378

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Opendoor Technologies, Inc.	1,129,166	$1,558,249
*	Rafael Holdings, Inc., Class B	13,499	27,808
*	RE/MAX Holdings, Inc., Class A	124,710	1,244,606
	RMR Group, Inc., Class A	28,362	529,519
#*	Seaport Entertainment Group, Inc.	89,305	2,376,406
*	Star Holdings	19,851	176,475
*	Stratus Properties, Inc.	43,697	842,915
*	Tejon Ranch Co.	211,430	3,429,395
TOTAL REAL ESTATE			161,701,368
UTILITIES — (0.3%)
#*	Altus Power, Inc.	577,440	2,327,083
	Brookfield Infrastructure Corp., Class A	397,669	16,590,751
#	Brookfield Renewable Corp.	348,779	9,308,911
	Genie Energy Ltd., Class B	176,935	2,535,479
	MDU Resources Group, Inc.	569,607	10,150,397
*	Montauk Renewables, Inc.	10,629	44,429
	Shares	Value†
UTILITIES — (Continued)
New Jersey Resources Corp.	62,593	$3,001,334
Ormat Technologies, Inc.	23,763	1,524,396
* Sunnova Energy International, Inc.	32,529	83,600
TOTAL UTILITIES		45,566,380
TOTAL COMMON STOCKS Cost ($9,297,841,220)		13,510,831,788

TEMPORARY CASH INVESTMENTS — (1.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	260,790,881	260,790,881
SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	62,614,183	724,320,870
TOTAL INVESTMENTS — (100.0%)
(Cost $10,282,879,274)^^			$14,495,943,539
As of January 31, 2025, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	474	03/21/25	$143,314,300	$143,793,825	$479,525
Total Futures Contracts			$143,314,300	$143,793,825	$479,525
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$420,754,119	—	—	$420,754,119
Consumer Discretionary	1,871,666,806	—	—	1,871,666,806
Consumer Staples	643,355,235	$13,839	—	643,369,074
Energy	1,396,503,678	—	—	1,396,503,678
Financials	4,142,642,867	16,610	—	4,142,659,477
Health Care	747,681,125	—	$614,026	748,295,151

U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Industrials	$2,256,960,154	$98,602	$2,657	$2,257,061,413
Information Technology	997,754,414	—	—	997,754,414
Materials	825,288,772	—	211,136	825,499,908
Real Estate	161,696,138	5,230	—	161,701,368
Utilities	45,566,380	—	—	45,566,380
Temporary Cash Investments	260,790,881	—	—	260,790,881
Securities Lending Collateral	—	724,320,870	—	724,320,870
Total Investments in Securities	$13,770,660,569	$724,455,151	$827,819˂˃	$14,495,943,539
Financial Instruments
Assets
Futures Contracts**	479,525	—	—	479,525
Total Financial Instruments	$479,525	—	—	$479,525
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.1%)
COMMUNICATION SERVICES — (2.5%)
#*	Advantage Solutions, Inc.	626,510	$1,653,986
*	AMC Networks, Inc., Class A	393,520	3,789,598
#*	Angi, Inc.	613,090	1,103,562
	ATN International, Inc.	212,246	3,300,425
*	Bandwidth, Inc., Class A	218,793	3,887,952
*	Boston Omaha Corp., Class A	392,525	5,707,313
*	Bumble, Inc., Class A	1,304,421	10,578,854
*	BuzzFeed, Inc.	45,860	111,898
#	Cable One, Inc.	19,073	5,798,383
*	Cars.com, Inc.	212,311	3,804,613
*	Creative Realities, Inc.	16,024	40,060
*	Cumulus Media, Inc., Class A	15,922	14,171
*	DHI Group, Inc.	564,689	1,598,070
#*	EchoStar Corp., Class A	62,374	1,725,265
#	Entravision Communications Corp., Class A	357,845	769,367
*	EW Scripps Co., Class A	984,879	1,851,572
*	Frontier Communications Parent, Inc.	959,072	34,296,415
*	Gaia, Inc.	17,852	100,328
*	Gannett Co., Inc.	955,756	4,320,017
	Gray Media, Inc.	1,275,974	4,772,143
	Gray Media, Inc., Class A	3,121	23,173
*	Integral Ad Science Holding Corp.	291,831	3,067,144
	John Wiley & Sons, Inc. (WLY US), Class A	19,468	796,825
*	Liberty Broadband Corp. (LBRDA US), Class A	32,708	2,486,789
*	Liberty Broadband Corp. (LBRDK US), Class C	55,660	4,266,896
*	Liberty Global Ltd. (LBTYA US), Class A	1,936,503	22,289,149
#*	Liberty Global Ltd. (LBTYK US), Class C	1,795,467	21,060,828
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd. (LILA US), Class A	539,998	$3,337,188
#*	Liberty Latin America Ltd. (LILAK US), Class C	2,319,235	14,216,911
*	Madison Square Garden Entertainment Corp.	64,577	2,346,728
*	Magnite, Inc.	19,309	332,115
#	Marcus Corp.	368,353	7,411,262
*	National CineMedia, Inc.	42,977	283,218
	Nexstar Media Group, Inc.	59,005	9,040,746
*	Outbrain, Inc.	49,994	300,464
#	Paramount Global (PARA US), Class B	535,567	5,826,969
	Saga Communications, Inc., Class A	88,923	1,107,091
	Scholastic Corp.	727,553	14,121,804
	Shenandoah Telecommunications Co.	453,649	4,899,409
	Shutterstock, Inc.	124,502	3,675,299
	Sinclair, Inc.	2,607	38,193
#*	Sphere Entertainment Co.	192,453	8,968,310
	Spok Holdings, Inc.	37,931	609,930
#*	Sunrise Communications AG, ADR, Class A	529,812	26,347,551
#	TEGNA, Inc.	2,300,217	41,909,954
	Telephone & Data Systems, Inc.	1,639,920	57,971,172
*	Thryv Holdings, Inc.	60,735	1,063,470
	Townsquare Media, Inc., Class A	331	2,939
*	TripAdvisor, Inc.	232,635	4,085,071
*	U.S. Cellular Corp.	542,801	34,087,903
#*	Urban One, Inc. (UONE US)	92,609	125,022
*	Urban One, Inc. (UONEK US)	136,607	122,291
*	Ziff Davis, Inc.	638,808	34,425,363
*	ZoomInfo Technologies, Inc.	1,374,396	14,142,535
TOTAL COMMUNICATION SERVICES			434,013,704

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (15.3%)
#*	1-800-Flowers.com, Inc., Class A	548,628	$4,405,483
#	Academy Sports & Outdoors, Inc.	785,558	41,092,539
*	Adient PLC	782,659	13,641,746
	ADT, Inc.	5,865,068	45,043,722
*	Adtalem Global Education, Inc.	476,440	51,041,017
#	Advance Auto Parts, Inc.	881,219	42,739,121
	A-Mark Precious Metals, Inc.	23,280	655,798
	AMCON Distributing Co.	4,641	591,727
*	American Axle & Manufacturing Holdings, Inc.	1,660,908	8,686,549
	American Eagle Outfitters, Inc.	1,395,902	22,529,858
*	American Outdoor Brands, Inc.	177,431	3,048,265
*	American Public Education, Inc.	49,046	1,087,350
#*	AMMO, Inc.	60,904	106,582
	Ark Restaurants Corp.	2,951	38,835
*	Asbury Automotive Group, Inc.	272,397	80,814,742
#*	Bally's Corp.	19,027	345,911
	Bassett Furniture Industries, Inc.	158,285	2,304,630
*	Beazer Homes USA, Inc.	54,686	1,211,842
*	Biglari Holdings, Inc. (BH US), Class B	10,371	2,406,176
*	Biglari Holdings, Inc. (BH/A US), Class A	951	1,055,524
*	BJ's Restaurants, Inc.	219,130	7,930,315
	BorgWarner, Inc.	2,899,650	92,498,835
	Brunswick Corp.	13,124	885,083
*	Caesars Entertainment, Inc.	142,090	5,122,344
	Caleres, Inc.	385,800	7,071,714
	Canterbury Park Holding Corp.	15,171	326,176
#*	Capri Holdings Ltd.	531,793	13,177,831
	Cato Corp., Class A	65,745	220,246
	Century Communities, Inc.	555,080	42,397,010
#*	Citi Trends, Inc.	83,330	2,158,247
	Clarus Corp.	241,281	1,172,626
	Crown Crafts, Inc.	139,711	632,891
*	Culp, Inc.	25,135	135,478
	Dana, Inc.	2,209,613	35,221,231
#	Designer Brands, Inc., Class A	588,265	2,958,973
#*	Destination XL Group, Inc.	332,195	903,570
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Dream Finders Homes, Inc., Class A	63,253	$1,459,247
*	Duluth Holdings, Inc., Class B	9,452	27,600
*	El Pollo Loco Holdings, Inc.	487,829	5,790,530
	Escalade, Inc.	44,219	655,326
	Ethan Allen Interiors, Inc.	439,621	13,637,043
#*	First Watch Restaurant Group, Inc.	327,616	6,873,384
	Flanigan's Enterprises, Inc.	5,134	127,683
	Flexsteel Industries, Inc.	110,073	5,429,901
*	Foot Locker, Inc.	1,385,440	27,778,072
	Gap, Inc.	1,678,609	40,404,119
*	Genesco, Inc.	175,808	7,322,403
*	Gentherm, Inc.	115,662	4,412,505
*	G-III Apparel Group Ltd.	602,919	18,823,131
	Golden Entertainment, Inc.	29,399	962,523
*	Goodyear Tire & Rubber Co.	4,159,622	36,895,847
#	Graham Holdings Co., Class B	90,789	84,326,639
*	Green Brick Partners, Inc.	440,128	26,614,540
	Group 1 Automotive, Inc.	206,801	94,402,588
#	Guess?, Inc.	683,744	8,827,135
	Hamilton Beach Brands Holding Co., Class A	12,490	213,704
#	Harley-Davidson, Inc.	1,920,618	51,971,923
	Haverty Furniture Cos., Inc. (HVT US)	275,651	6,182,852
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	5,701	127,474
*	Helen of Troy Ltd.	242,833	15,002,223
#*	Hilton Grand Vacations, Inc.	607,474	25,027,929
*	Holley, Inc.	381,290	1,162,934
	Hooker Furnishings Corp.	262,773	3,345,100
*	Hovnanian Enterprises, Inc., Class A	21,385	2,831,160
*	JAKKS Pacific, Inc.	154,144	4,636,652
#	Johnson Outdoors, Inc., Class A	117,884	3,819,442
	KB Home	389,505	26,135,785
#	Kohl's Corp.	1,527,511	20,178,420
#	Krispy Kreme, Inc.	842,358	7,640,187
	Lakeland Industries, Inc.	129,929	3,013,054

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lands' End, Inc.	114,515	$1,425,712
*	Landsea Homes Corp.	411,755	3,417,566
*	Latham Group, Inc.	676,023	4,934,968
*	Laureate Education, Inc.	775,021	14,508,393
	La-Z-Boy, Inc.	665,798	31,425,666
	LCI Industries	199,970	20,954,856
	Lear Corp.	722,085	67,940,978
*	Legacy Housing Corp.	230,415	5,910,145
*	LGI Homes, Inc.	371,846	33,198,411
*	Life Time Group Holdings, Inc.	1,354,360	39,262,896
	Lifetime Brands, Inc.	313,952	2,034,409
*	Lincoln Educational Services Corp.	87,255	1,424,002
	Lithia Motors, Inc.	261,493	98,347,517
*	Live Ventures, Inc.	9,604	92,679
	LKQ Corp.	314,855	11,772,428
#*	Lovesac Co.	146,578	3,746,534
*	M/I Homes, Inc.	405,508	51,012,906
#	Macy's, Inc.	4,003,412	62,373,159
#*	Malibu Boats, Inc., Class A	177,808	6,808,268
*	MarineMax, Inc.	363,456	11,034,524
	Marriott Vacations Worldwide Corp.	491,300	42,630,101
*	MasterCraft Boat Holdings, Inc.	192,904	3,512,782
	Meritage Homes Corp.	1,046,522	81,492,668
*	Mister Car Wash, Inc.	119,681	959,842
*	Mohawk Industries, Inc.	717,849	87,792,933
	Monro, Inc.	403,306	7,920,930
*	Motorcar Parts of America, Inc.	139,118	922,352
	Movado Group, Inc.	260,020	4,971,582
*	National Vision Holdings, Inc.	1,121,907	12,789,740
	Newell Brands, Inc.	5,389,904	53,683,444
»	Nobility Homes, Inc.	984	29,520
#*	ODP Corp.	621,689	14,050,171
#*	OneWater Marine, Inc., Class A	39,493	713,639
#	Oxford Industries, Inc.	114,183	9,575,386
#	Patrick Industries, Inc.	200,473	19,473,947
	Penske Automotive Group, Inc.	2,563	424,510
	Perdoceo Education Corp.	1,033,637	29,748,073
*	Petco Health & Wellness Co., Inc.	314,437	1,075,375
*	PetMed Express, Inc.	9,310	44,316
	Phinia, Inc.	388,238	19,757,432
*	Playa Hotels & Resorts NV	1,686,902	20,681,419
#	Polaris, Inc.	80,437	3,836,845
*	Portillo's, Inc., Class A	10,801	150,242
	PVH Corp.	813,566	72,895,514
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
»	QEP Co., Inc.	4,152	$184,556
	RCI Hospitality Holdings, Inc.	10,621	589,890
	Rocky Brands, Inc.	137,309	3,438,217
*	Sally Beauty Holdings, Inc.	619,982	6,739,204
#	Shoe Carnival, Inc.	471,702	12,764,256
#	Signet Jewelers Ltd.	392,258	23,233,441
*	Skechers USA, Inc., Class A	253,263	19,080,834
	Smith & Wesson Brands, Inc.	618,600	6,489,114
	Sonic Automotive, Inc., Class A	303,022	22,499,383
*	Sportsman's Warehouse Holdings, Inc.	34,274	69,919
	Standard Motor Products, Inc.	363,175	11,265,688
*	Stoneridge, Inc.	276,497	1,429,489
	Strategic Education, Inc.	346,498	34,036,499
*	Strattec Security Corp.	56,286	2,108,474
	Sturm Ruger & Co., Inc.	29,894	1,064,226
	Superior Group of Cos., Inc.	226,363	3,415,818
*	Superior Industries International, Inc.	164	343
*	Target Hospitality Corp.	7,292	70,222
*	Taylor Morrison Home Corp.	1,901,961	122,600,406
#	Thor Industries, Inc.	817,149	84,035,603
*	Tile Shop Holdings, Inc.	92,044	694,012
*	Tilly's, Inc., Class A	124,623	539,618
#*	Topgolf Callaway Brands Corp.	2,683,952	21,095,863
*	Traeger, Inc.	73,792	180,052
*	Tri Pointe Homes, Inc.	1,624,073	59,863,331
#*	Under Armour, Inc. (UA US), Class C	3,004,256	22,622,048
*	Under Armour, Inc. (UAA US), Class A	1,974,787	16,489,471
*	Universal Electronics, Inc.	15,339	153,390
*	Urban Outfitters, Inc.	1,290,603	71,525,218
#*	Vera Bradley, Inc.	383,963	1,436,022
*	Visteon Corp.	59,593	5,009,388
*	VOXX International Corp.	69,713	514,482
	Weyco Group, Inc.	129,611	4,632,297
#	Whirlpool Corp.	314,159	32,989,837
	Winnebago Industries, Inc.	443,590	21,203,602

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Worthington Enterprises, Inc.	212,788	$8,915,817
*	Zumiez, Inc.	244,621	3,904,151
TOTAL CONSUMER DISCRETIONARY			2,679,362,003
CONSUMER STAPLES — (3.9%)
#	Alico, Inc.	56,845	1,755,942
	Andersons, Inc.	658,757	26,844,348
#	B&G Foods, Inc.	860,318	5,574,861
*	Bridgford Foods Corp.	13,817	141,624
	Calavo Growers, Inc.	4,557	104,310
	Cal-Maine Foods, Inc.	401,766	43,350,551
#*	Central Garden & Pet Co. (CENT US)	169,732	6,193,521
#*	Central Garden & Pet Co. (CENTA US), Class A	791,122	24,675,095
*	Coty, Inc., Class A	1,590,616	11,659,215
*	Darling Ingredients, Inc.	1,905,626	71,384,750
	Dole PLC	623,196	8,487,930
#	Edgewell Personal Care Co.	820,529	27,323,616
	Fresh Del Monte Produce, Inc.	1,020,566	31,117,057
*	Grocery Outlet Holding Corp.	1,071,464	17,347,002
*	Hain Celestial Group, Inc.	123,454	624,677
*	HF Foods Group, Inc.	39,053	103,881
*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	254,722	16,867,691
	Ingredion, Inc.	463,019	63,174,312
#	MGP Ingredients, Inc.	145,804	5,267,899
*	Mission Produce, Inc.	279,679	3,325,383
*	Natural Alternatives International, Inc.	149,173	633,985
	Natural Grocers by Vitamin Cottage, Inc.	145,931	6,353,836
*	Nature's Sunshine Products, Inc.	87,611	1,218,669
	Oil-Dri Corp. of America	147,699	6,206,312
#*	Olaplex Holdings, Inc.	349,558	545,311
#*	Pilgrim's Pride Corp.	495,482	23,059,732
*	Post Holdings, Inc.	788,220	83,677,435
	PriceSmart, Inc.	3,332	303,112
#	Seaboard Corp.	14,788	36,058,172
#*	Seneca Foods Corp. (SENEA US), Class A	104,704	7,633,969
*»	Seneca Foods Corp. (SENEB US), Class B	24,020	1,758,744
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Simply Good Foods Co.	125,988	$4,787,544
	SpartanNash Co.	600,118	10,940,151
*	TreeHouse Foods, Inc.	729,029	25,166,081
*	United Natural Foods, Inc.	853,066	25,370,183
#	Universal Corp.	568,119	30,178,481
*	USANA Health Sciences, Inc.	91,970	2,995,463
	Village Super Market, Inc., Class A	180,505	6,157,026
	Weis Markets, Inc.	595,895	40,258,666
*	Willamette Valley Vineyards, Inc.	4,137	24,036
TOTAL CONSUMER STAPLES			678,650,573
ENERGY — (10.0%)
	Adams Resources & Energy, Inc.	74,510	2,827,655
*	Amplify Energy Corp.	654,924	3,497,294
*	Antero Resources Corp.	2,532,680	94,519,618
#	APA Corp.	1,459,956	32,016,835
	Archrock, Inc.	963,431	27,062,777
	Ardmore Shipping Corp.	684,952	8,130,380
#	Atlas Energy Solutions, Inc.	66,000	1,515,360
	Berry Corp.	1,046,281	4,561,785
*	Bristow Group, Inc.	387,918	12,944,824
	California Resources Corp.	774,759	38,118,143
	Chord Energy Corp. (CHRD US)	219,772	24,713,361
	Civitas Resources, Inc.	945,835	48,010,585
*	Clean Energy Fuels Corp.	847,010	2,803,603
#*	CNX Resources Corp.	2,131,351	58,356,390
#*	Comstock Resources, Inc.	3,949,663	73,305,745
#	Core Natural Resources, Inc.	517,432	46,744,807
#	Crescent Energy Co., Class A	1,296,032	19,518,242
#	CVR Energy, Inc.	18,121	343,393
#	Delek U.S. Holdings, Inc.	885,249	15,810,547
#	DHT Holdings, Inc.	2,799,556	31,690,974
*	DMC Global, Inc.	119,389	971,826
	Dorian LPG Ltd.	722,428	17,367,169
*	DT Midstream, Inc.	982,628	99,324,038
	Epsilon Energy Ltd.	89,687	539,916
	Evolution Petroleum Corp.	177,407	942,031
#	Expand Energy Corp.	480,113	48,779,481

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Expro Group Holdings NV	956,980	$12,086,657
*	Forum Energy Technologies, Inc.	123,106	2,230,681
	FutureFuel Corp.	589,270	3,217,414
*	Geospace Technologies Corp.	89,280	811,555
#	Granite Ridge Resources, Inc.	317,047	1,962,521
*	Green Plains, Inc.	57,584	514,225
*	Gulf Island Fabrication, Inc.	127	911
*	Gulfport Energy Corp.	125,314	22,369,802
*	Hallador Energy Co.	541,601	5,811,379
*	Helix Energy Solutions Group, Inc.	2,402,215	19,265,764
#	Helmerich & Payne, Inc.	1,479,231	46,728,907
	HF Sinclair Corp.	1,306,092	47,123,799
*	Innovex International, Inc.	263,317	4,102,479
#	International Seaways, Inc.	774,772	30,177,369
#	Kodiak Gas Services, Inc.	32,932	1,540,559
*	Kosmos Energy Ltd.	1,324,724	4,212,622
#	Liberty Energy, Inc.	2,314,030	42,369,889
*	Mammoth Energy Services, Inc.	104,576	312,682
	Matador Resources Co.	899,803	52,188,574
	Mexco Energy Corp.	4,558	55,133
	Murphy Oil Corp.	2,057,317	54,786,352
	NACCO Industries, Inc., Class A	125,103	3,957,008
*	National Energy Services Reunited Corp.	7,956	75,184
*	Natural Gas Services Group, Inc.	189,868	4,968,846
#	Noble Corp. PLC	413,055	13,238,413
#	Nordic American Tankers Ltd.	2,994,109	8,084,094
#	Northern Oil & Gas, Inc.	534,089	19,200,500
	NOV, Inc.	4,882,087	70,546,157
*	NPK International, Inc.	1,348,402	9,330,942
*	Oil States International, Inc.	365,277	1,855,607
	Ovintiv, Inc.	65,859	2,780,567
	Patterson-UTI Energy, Inc.	1,075,963	8,683,021
	PBF Energy, Inc., Class A	1,680,613	49,174,736
#	Peabody Energy Corp.	1,906,263	34,598,673
	Permian Resources Corp.	327,288	4,794,769
		Shares	Value†
ENERGY — (Continued)
#	PHX Minerals, Inc.	392,167	$1,478,470
*	PrimeEnergy Resources Corp.	2,255	491,365
#*	ProPetro Holding Corp.	1,638,938	14,553,769
	Range Resources Corp.	1,437,221	53,234,666
	Ranger Energy Services, Inc., Class A	318,732	5,224,017
*	REX American Resources Corp.	296,078	12,352,374
	Riley Exploration Permian, Inc.	50,306	1,667,644
#	RPC, Inc.	2,888,223	17,704,807
	SandRidge Energy, Inc.	158,615	1,879,588
	Scorpio Tankers, Inc.	833,225	39,678,175
*	SEACOR Marine Holdings, Inc.	338,863	2,297,491
*	Seadrill Ltd.	993,453	35,923,261
	Select Water Solutions, Inc.	1,401,273	17,515,913
	SFL Corp. Ltd.	2,110,239	22,263,021
	SM Energy Co.	1,620,128	61,500,059
#*	Talos Energy, Inc.	2,461,270	24,415,798
	Teekay Corp. Ltd.	1,531,127	10,932,247
	Teekay Tankers Ltd., Class A	469,742	19,691,585
#*	Transocean Ltd.	12,067,465	47,304,463
#	VAALCO Energy, Inc.	651,794	2,672,355
#*	Valaris Ltd.	476,839	22,859,662
#*	Vital Energy, Inc.	444,644	14,184,144
#	Vitesse Energy, Inc.	207,373	5,366,813
	World Kinect Corp.	948,328	26,809,233
TOTAL ENERGY			1,759,575,490
FINANCIALS — (28.1%)
	1st Source Corp.	270,262	16,950,833
*	Acacia Research Corp.	307,139	1,339,126
	ACNB Corp.	31,500	1,294,650
*	Affinity Bancshares, Inc.	1,447	26,408
	Alerus Financial Corp.	163,859	3,463,979
	Amalgamated Financial Corp.	9,303	325,047
*	Ambac Financial Group, Inc.	558,150	6,491,285
	Amerant Bancorp, Inc.	138,796	3,220,067
	Ameris Bancorp	1,007,961	66,172,640
	AmeriServ Financial, Inc.	324,794	880,192
	Arrow Financial Corp.	30,604	814,372
	Associated Banc-Corp.	2,647,240	66,551,614

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Associated Capital Group, Inc., Class A	18,742	$685,395
	Assured Guaranty Ltd.	1,126,316	106,549,494
	Atlantic American Corp.	196,322	331,784
#	Atlantic Union Bankshares Corp.	1,336,512	50,480,058
	Axis Capital Holdings Ltd.	730,395	66,480,553
	Bank of Marin Bancorp	189,505	4,788,791
	Bank OZK	1,564,702	79,471,215
	BankFinancial Corp.	172,883	2,330,463
	BankUnited, Inc.	1,092,500	44,912,675
	Bankwell Financial Group, Inc.	31,945	996,045
	Banner Corp.	452,333	31,966,373
	Bar Harbor Bankshares	208,208	6,596,029
	BayCom Corp.	141,573	3,962,628
	BCB Bancorp, Inc.	229,217	2,482,420
	Berkshire Hills Bancorp, Inc.	634,437	18,658,792
*	Blue Foundry Bancorp	144,480	1,408,680
	BOK Financial Corp.	229,704	25,363,916
	Bread Financial Holdings, Inc.	749,892	47,490,660
*	Bridgewater Bancshares, Inc.	119,046	1,680,930
*	Brighthouse Financial, Inc.	851,328	52,535,451
	Brookline Bancorp, Inc.	1,269,226	15,522,634
	Burke & Herbert Financial Services Corp.	98,806	6,354,214
	Business First Bancshares, Inc.	151,663	4,093,384
*	BV Financial, Inc.	10,977	167,290
	Byline Bancorp, Inc.	497,131	14,585,824
	C&F Financial Corp.	44,514	3,401,760
	Cadence Bank	2,391,358	84,175,802
*	California BanCorp	3,125	51,875
»	California First Leasing Corp.	12,672	278,784
	Camden National Corp.	182,744	8,289,268
	Capital Bancorp, Inc.	1,169	36,262
	Capital City Bank Group, Inc.	75,184	2,773,538
	Capitol Federal Financial, Inc.	364,422	2,168,311
*	Carter Bankshares, Inc.	213,387	3,759,879
#	Cathay General Bancorp	934,992	44,402,770
		Shares	Value†
FINANCIALS — (Continued)
	CB Financial Services, Inc.	1,113	$33,167
*	CCUR Holdings, Inc.	53	106,000
	Central Pacific Financial Corp.	171,299	5,120,127
	Chemung Financial Corp.	9,784	494,581
	ChoiceOne Financial Services, Inc.	1,844	61,792
	Citizens & Northern Corp.	3,518	75,039
	Citizens Community Bancorp, Inc.	54,998	871,168
	Citizens Financial Services, Inc.	1,758	107,660
	Civista Bancshares, Inc.	197,507	4,357,004
	CNB Financial Corp.	232,111	5,872,408
	Colony Bankcorp, Inc.	109,708	1,848,580
	Columbia Banking System, Inc.	2,118,258	59,099,398
	Comerica, Inc.	1,073,399	72,261,221
	Community Trust Bancorp, Inc.	165,536	8,857,831
	Community West Bancshares	82,561	1,609,114
#	ConnectOne Bancorp, Inc.	528,771	13,399,057
#*	Consumer Portfolio Services, Inc.	367,480	4,358,313
*	CrossFirst Bankshares, Inc.	649,755	10,552,021
*	Customers Bancorp, Inc.	491,732	28,018,889
	CVB Financial Corp.	876,020	18,256,257
	Dime Community Bancshares, Inc.	568,979	17,769,214
	Donegal Group, Inc. (DGICA US), Class A	396,238	5,876,210
	Donegal Group, Inc. (DGICB US), Class B	54,141	774,216
	Eagle Bancorp Montana, Inc.	7,023	108,154
	Eagle Bancorp, Inc.	394,747	10,346,319
	Eastern Bankshares, Inc.	1,837,722	33,740,576
*	eHealth, Inc.	45,159	448,880
	Employers Holdings, Inc.	484,955	23,840,388
	Enact Holdings, Inc.	556,012	18,782,085
*	Encore Capital Group, Inc.	218,440	10,812,780
*	Enstar Group Ltd.	132,334	43,271,895
	Enterprise Bancorp, Inc.	17,810	753,897

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Financial Services Corp.	463,615	$27,742,722
	Equity Bancshares, Inc., Class A	43,593	1,900,655
	ESSA Bancorp, Inc.	171,996	3,596,436
	Essent Group Ltd.	1,031,946	60,110,855
	Evans Bancorp, Inc.	25,588	1,109,496
#*	EZCORP, Inc., Class A	861,082	10,341,595
	F&G Annuities & Life, Inc.	3,498	160,593
	Farmers & Merchants Bancorp, Inc.	12,394	336,745
	Farmers National Banc Corp.	35,190	484,214
	FB Financial Corp.	25,604	1,352,147
	Fidelis Insurance Holdings Ltd.	115,354	1,903,341
	Financial Institutions, Inc.	243,657	6,425,235
	Finward Bancorp	280	7,440
*	Finwise Bancorp	8,326	154,281
	First American Financial Corp.	358,101	22,639,145
	First Bancorp, Inc.	442	11,421
	First Bancorp/Southern Pines NC	386,147	17,040,667
	First Bancshares, Inc.	408,259	15,656,733
	First Bank	162,864	2,477,161
#	First Busey Corp.	782,948	19,009,977
	First Business Financial Services, Inc.	130,396	6,736,257
	First Commonwealth Financial Corp.	1,356,012	22,618,280
	First Community Bankshares, Inc.	48,145	2,088,049
	First Community Corp.	4,471	115,933
	First Financial Bancorp	1,495,759	41,911,167
	First Financial Corp.	164,290	7,917,135
	First Financial Northwest, Inc.	251,056	5,307,324
	First Foundation, Inc.	164,349	846,397
#	First Hawaiian, Inc.	1,132,439	31,277,965
	First Horizon Corp.	4,562,287	99,868,462
	First Internet Bancorp	105,929	3,450,108
	First Interstate BancSystem, Inc., Class A	1,435,208	47,290,104
	First Merchants Corp.	791,902	35,192,125
	First Mid Bancshares, Inc.	128,786	4,884,853
	First Northwest Bancorp	22,373	244,984
	First of Long Island Corp.	280,125	3,641,625
		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	94,009	$3,062,813
*	First Western Financial, Inc.	13,247	279,512
*	Firstsun Capital Bancorp	2,252	95,034
	Flushing Financial Corp.	391,793	5,465,512
	FNB Corp.	6,256,727	98,168,047
	Franklin Financial Services Corp.	6,568	227,187
	Franklin Resources, Inc.	14,267	317,298
	FS Bancorp, Inc.	58,027	2,346,612
	Fulton Financial Corp.	2,778,912	56,523,070
*	Fundamental Global, Inc.	1,501	31,971
*	FVCBankcorp, Inc.	7,504	90,573
*	Genworth Financial, Inc.	6,792,468	49,109,544
	Great Southern Bancorp, Inc.	67,964	3,995,604
*	Green Dot Corp., Class A	441,178	3,913,249
*	Greenlight Capital Re Ltd., Class A	503,024	6,790,824
	Guaranty Bancshares, Inc.	3,005	123,536
	Hancock Whitney Corp.	1,165,024	69,598,534
	Hanmi Financial Corp.	371,466	8,922,613
	HarborOne Bancorp, Inc.	509,961	5,543,276
	Hawthorn Bancshares, Inc.	41,714	1,364,048
	HBT Financial, Inc.	9,524	231,624
	Heartland Financial USA, Inc.	462,628	29,918,153
	Heritage Commerce Corp.	808,009	7,829,607
	Heritage Financial Corp.	403,423	10,367,971
*	Heritage Insurance Holdings, Inc.	305,905	3,368,014
	Hilltop Holdings, Inc.	1,016,716	30,684,489
	Home Bancorp, Inc.	100,806	5,060,461
	Home BancShares, Inc.	252,975	7,637,315
*	HomeStreet, Inc.	132,932	1,338,625
	HomeTrust Bancshares, Inc.	228,321	8,395,363
	Hope Bancorp, Inc.	1,617,808	18,863,641
	Horace Mann Educators Corp.	553,613	21,386,070
	Horizon Bancorp, Inc.	441,032	7,404,927
	Independent Bank Corp. (IBCP US)	43,595	1,586,858

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp. (INDB US)	578,508	$38,852,597
	International Bancshares Corp.	544,697	35,890,085
	Invesco Ltd.	6,065,903	116,647,315
	Investar Holding Corp.	75,928	1,447,947
#	Jackson Financial, Inc., Class A	1,144,151	107,824,790
	James River Group Holdings Ltd.	13,241	63,292
	Janus Henderson Group PLC	1,457,159	65,470,154
	Kearny Financial Corp.	873,838	6,029,482
	Landmark Bancorp, Inc.	58,562	1,383,820
	LCNB Corp.	114,223	1,765,888
*	LendingClub Corp.	1,213,067	16,364,274
	Magyar Bancorp, Inc.	45,382	650,778
	MainStreet Bancshares, Inc.	29,679	492,968
	Mercantile Bank Corp.	284,049	13,864,432
	Merchants Bancorp	49,981	2,095,703
	Meridian Corp.	44,248	739,827
*	Metropolitan Bank Holding Corp.	15,561	997,927
	MGIC Investment Corp.	3,767,178	96,213,726
	Mid Penn Bancorp, Inc.	60,907	1,834,519
	Middlefield Banc Corp.	12,468	323,046
	Midland States Bancorp, Inc.	316,014	6,086,430
	MidWestOne Financial Group, Inc.	154,916	4,899,993
*	Mr. Cooper Group, Inc.	426,883	44,314,724
	MVB Financial Corp.	41,673	813,040
	National Bank Holdings Corp., Class A	244,903	10,562,666
	Navient Corp.	2,208,419	30,189,088
	NBT Bancorp, Inc.	4,583	218,288
	Nelnet, Inc., Class A	623,585	68,700,359
	Nicolet Bankshares, Inc.	52,286	5,862,829
*	NMI Holdings, Inc.	340,494	13,149,878
	Northeast Bank	24,077	2,436,592
	Northeast Community Bancorp, Inc.	90,411	2,242,193
	Northfield Bancorp, Inc.	576,484	6,727,568
	Northrim BanCorp, Inc.	144,251	12,280,088
	Northwest Bancshares, Inc.	1,955,005	25,825,616
	OceanFirst Financial Corp.	668,757	12,010,876
		Shares	Value†
FINANCIALS — (Continued)
	OFG Bancorp	628,461	$26,841,569
#*	Old Market Capital Corp.	138,264	895,951
	Old National Bancorp	4,454,278	106,234,530
	Old Republic International Corp.	75,931	2,777,556
	Old Second Bancorp, Inc.	221,123	4,154,901
*	Onity Group, Inc.	78,966	2,852,252
	OP Bancorp	140,693	1,868,403
	Oppenheimer Holdings, Inc., Class A	150,240	10,339,517
*	OptimumBank Holdings, Inc.	1,253	5,714
	Origin Bancorp, Inc.	230,714	8,748,675
	Orrstown Financial Services, Inc.	168,956	6,139,861
	Pacific Premier Bancorp, Inc.	1,457,281	37,743,578
	Parke Bancorp, Inc.	121,112	2,451,307
*	Paysafe Ltd.	117,839	2,286,077
	PCB Bancorp	136,427	2,631,677
	Peapack-Gladstone Financial Corp.	234,444	7,420,153
	Penns Woods Bancorp, Inc.	50,884	1,548,400
	PennyMac Financial Services, Inc.	239,578	25,081,421
	Peoples Bancorp of North Carolina, Inc.	7,096	202,165
	Peoples Bancorp, Inc.	617,597	20,164,542
	Peoples Financial Services Corp.	48,421	2,492,229
	Pinnacle Financial Partners, Inc.	495,382	61,808,812
*	Pioneer Bancorp, Inc.	1,132	13,109
*	Ponce Financial Group, Inc.	111,733	1,482,697
	Popular, Inc.	668,940	68,860,684
*	PRA Group, Inc.	349,286	7,722,713
	Premier Financial Corp.	550,745	15,327,233
	Primis Financial Corp.	322,801	3,579,863
	Princeton Bancorp, Inc.	39,787	1,214,299
*	ProAssurance Corp.	664,413	9,939,619
	Prosperity Bancshares, Inc.	1,247,800	99,824,000
#*	Provident Bancorp, Inc.	94,170	1,102,731
	Provident Financial Holdings, Inc.	170,109	2,728,548
	Provident Financial Services, Inc.	2,125,171	39,464,426
	QCR Holdings, Inc.	133,561	10,385,703
	Radian Group, Inc.	1,590,600	54,112,212

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	RBB Bancorp	116,617	$2,193,566
	Red River Bancshares, Inc.	764	42,631
	Regional Management Corp.	176,044	6,300,615
	Renasant Corp.	840,254	32,669,076
*	Repay Holdings Corp.	846,168	6,320,875
	Republic Bancorp, Inc., Class A	176,291	11,538,246
	Richmond Mutual BanCorp, Inc.	6,642	95,778
	Riverview Bancorp, Inc.	334,941	1,889,067
	S&T Bancorp, Inc.	536,673	21,166,383
	Sandy Spring Bancorp, Inc.	615,292	20,815,328
	SB Financial Group, Inc.	65,538	1,466,085
	Seacoast Banking Corp. of Florida	165,027	4,695,018
*	Security National Financial Corp., Class A	156,654	1,937,810
*	Selectquote, Inc.	95,791	412,859
	Shore Bancshares, Inc.	246,249	4,026,171
	Sierra Bancorp	302,494	9,117,169
	Simmons First National Corp., Class A	1,724,232	39,174,551
*	SiriusPoint Ltd.	1,275,581	18,572,459
#	SmartFinancial, Inc.	191,294	6,745,026
	South Plains Financial, Inc.	35,719	1,283,384
*	Southern First Bancshares, Inc.	38,328	1,410,470
	Southern Missouri Bancorp, Inc.	22,413	1,326,401
	Southern States Bancshares, Inc.	3,077	101,172
	Southside Bancshares, Inc.	59,571	1,872,317
	SouthState Corp.	827,630	87,389,452
	Stellar Bancorp, Inc.	403,252	11,452,357
#*	Sterling Bancorp, Inc.	221,553	1,043,515
	Stewart Information Services Corp.	238,403	15,541,492
	Summit State Bank	10,197	75,050
*	SWK Holdings Corp.	5,520	89,700
	Synovus Financial Corp.	524,918	29,615,874
	Territorial Bancorp, Inc.	115,434	1,042,369
*	Texas Capital Bancshares, Inc.	699,460	55,222,367
*	Third Coast Bancshares, Inc.	106,315	3,832,656
		Shares	Value†
FINANCIALS — (Continued)
	Timberland Bancorp, Inc.	136,306	$4,091,906
	Tiptree, Inc.	603,064	12,085,403
	Tompkins Financial Corp.	34,345	2,406,554
	Towne Bank	984,732	35,223,864
	TriCo Bancshares	150,342	6,595,504
	TrustCo Bank Corp.	288,909	9,291,313
#	Trustmark Corp.	837,226	31,395,975
	UMB Financial Corp.	3,223	379,992
*»	Unico American Corp.	99,017	6,931
	United Bancshares, Inc.	6,413	185,977
	United Bankshares, Inc.	1,971,279	75,894,242
	United Community Banks, Inc.	1,341,012	44,481,368
	United Fire Group, Inc.	259,705	6,443,281
	United Security Bancshares	273,651	2,618,840
	Unity Bancorp, Inc.	59,228	2,863,674
	Universal Insurance Holdings, Inc.	29,558	571,652
	Univest Financial Corp.	448,363	13,625,752
	Valley National Bancorp	6,939,705	71,340,167
*	Velocity Financial, Inc.	18,689	346,494
	Veritex Holdings, Inc.	724,259	19,410,141
	WaFd, Inc.	1,328,007	39,415,248
	Washington Trust Bancorp, Inc.	215,835	7,072,913
	Waterstone Financial, Inc.	294,983	4,053,066
	Webster Financial Corp.	1,518,118	91,451,428
	WesBanco, Inc.	961,932	33,706,097
	Western Alliance Bancorp	658,252	57,840,603
	Western New England Bancorp, Inc.	356,282	3,356,176
	Westwood Holdings Group, Inc.	14,001	215,475
	White Mountains Insurance Group Ltd.	37,279	72,040,176
	William Penn Bancorp	38,124	480,744
	Wintrust Financial Corp.	457,706	59,872,522
	WSFS Financial Corp.	765,483	42,867,048
	WVS Financial Corp.	1,740	21,785
	Zions Bancorp NA	1,519,039	87,891,597
TOTAL FINANCIALS			4,930,283,125

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (4.5%)
*	Acadia Healthcare Co., Inc.	410,944	$18,537,684
*	AdaptHealth Corp.	68,220	738,140
*	American Shared Hospital Services	118,315	364,446
*	AMN Healthcare Services, Inc.	28,283	778,348
*	Anika Therapeutics, Inc.	18,585	317,060
*	Avanos Medical, Inc.	662,533	11,408,818
#*	Azenta, Inc.	848,933	45,884,829
*	Bio-Rad Laboratories, Inc., Class A	199,832	72,115,372
*	Castle Biosciences, Inc.	57,795	1,633,865
*	Certara, Inc.	989,684	14,083,203
*	Charles River Laboratories International, Inc.	31,526	5,194,224
*	Cross Country Healthcare, Inc.	213,370	3,887,601
*	Cytek Biosciences, Inc.	24,993	128,714
	Dentsply Sirona, Inc.	2,262,331	44,703,661
*	DocGo, Inc.	55,543	271,605
*	Elanco Animal Health, Inc.	4,678,382	56,280,936
*	Enhabit, Inc.	283,080	2,377,872
#*	Enovis Corp.	769,442	36,148,385
*	Entrada Therapeutics, Inc.	37,674	506,339
*	Envista Holdings Corp.	1,643,333	33,721,193
*	Evolent Health, Inc., Class A	87,256	911,825
*	FONAR Corp.	75,865	1,194,874
	HealthStream, Inc.	19,181	626,260
*	ICU Medical, Inc.	31,973	5,255,082
*	ImmuCell Corp.	18,384	97,803
#*	Innoviva, Inc.	1,265,464	23,588,249
#*	Integer Holdings Corp.	203,008	28,871,798
*	Integra LifeSciences Holdings Corp.	300,536	7,843,990
*	Jazz Pharmaceuticals PLC	566,786	70,491,175
*	Kewaunee Scientific Corp.	51,334	3,300,776
*	LENSAR, Inc.	68,648	761,993
*	LifeStance Health Group, Inc.	150,039	1,195,811
	National HealthCare Corp.	202,433	20,783,796
#*	Neogen Corp.	2,649,103	30,358,720
*	NeoGenomics, Inc.	74,834	1,070,126
*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc. (2200963D US)	2,029	0
		Shares	Value†
HEALTH CARE — (Continued)
*»	OmniAb, Inc. (2200964D US)	2,029	$0
*	Omnicell, Inc.	280,841	12,635,037
*	OraSure Technologies, Inc.	911,164	3,662,879
*	Organogenesis Holdings, Inc.	481,447	1,771,725
*	OrthoPediatrics Corp.	55,123	1,322,952
*	Owens & Minor, Inc.	1,139,901	16,232,190
*	Pacira BioSciences, Inc.	513,784	13,527,933
	Patterson Cos., Inc.	130,605	4,042,225
*††	PDL BioPharma, Inc.	1,226,353	711,285
*	Pediatrix Medical Group, Inc.	548,680	7,670,546
	Perrigo Co. PLC	1,901,644	47,369,952
#	Premier, Inc., Class A	1,371,491	31,077,986
*	Prestige Consumer Healthcare, Inc.	641,833	49,273,519
*	Puma Biotechnology, Inc.	22,623	65,381
*	QuidelOrtho Corp.	101,059	4,392,024
*	Quipt Home Medical Corp.	7,997	25,830
#*	Sensus Healthcare, Inc.	79,133	651,660
*	Supernus Pharmaceuticals, Inc.	330,876	12,695,712
#*	Surgery Partners, Inc.	534,256	13,618,185
*	Tactile Systems Technology, Inc.	126,581	2,216,433
	Teleflex, Inc.	74,033	13,343,708
	Utah Medical Products, Inc.	18,616	1,139,858
*	Vanda Pharmaceuticals, Inc.	411,690	1,815,553
*	Varex Imaging Corp.	564,511	7,756,381
*	Voyager Therapeutics, Inc.	192,187	1,047,419
*	Zimvie, Inc.	357,058	4,941,683
TOTAL HEALTH CARE			798,442,629
INDUSTRIALS — (16.9%)
*	AAR Corp.	560,849	38,003,113
	ABM Industries, Inc.	1,079,418	57,597,744
	ACCO Brands Corp.	710,298	3,736,167
	Acme United Corp.	27,459	995,389
*	AerSale Corp.	3,075	20,818
#	AGCO Corp.	523,045	54,621,589
*	Air Industries Group	3,938	17,170
#	Air Lease Corp.	1,651,724	76,309,649
*	Air Transport Services Group, Inc.	299,516	6,655,245
	Alamo Group, Inc.	15,047	2,792,121
*	Alaska Air Group, Inc.	1,592,233	116,631,067

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Alight, Inc., Class A	7,369,584	$50,481,650
#	Allegiant Travel Co.	118,046	12,091,452
	Allient, Inc.	64,745	1,632,221
#*	Ameresco, Inc., Class A	134,063	3,033,846
*	American Woodmark Corp.	255,830	19,918,924
	ArcBest Corp.	323,726	30,951,443
	Arcosa, Inc.	716,486	72,580,032
	Astec Industries, Inc.	331,845	11,584,709
*	Asure Software, Inc.	151,498	1,790,706
	Atkore, Inc.	136,370	11,105,973
*	Avalon Holdings Corp., Class A	10,149	36,638
#	AZZ, Inc.	137,061	11,758,463
	BGSF, Inc.	13,716	71,735
*	BlueLinx Holdings, Inc.	132,713	14,303,807
	Boise Cascade Co.	318,788	40,218,294
#*	Bowman Consulting Group Ltd.	37,248	947,217
*	BrightView Holdings, Inc.	1,024,020	16,138,555
*	Broadwind, Inc.	39,495	66,747
*	Cadeler AS (CDLR US), ADR	81,238	1,698,687
#*	CECO Environmental Corp.	56,391	1,596,993
#*	Chart Industries, Inc.	259,455	54,898,083
	Chicago Rivet & Machine Co.	27,374	421,560
	Civeo Corp.	97,749	2,301,011
#*	Clarivate PLC	1,190,563	6,452,851
	Columbus McKinnon Corp.	461,804	16,818,902
*	Commercial Vehicle Group, Inc.	64,487	134,778
	CompX International, Inc.	66,839	1,638,224
	Concrete Pumping Holdings, Inc.	433,992	3,671,572
*	Conduent, Inc.	413,150	1,636,074
	Copa Holdings SA, Class A	185,021	17,247,658
	Costamare, Inc.	1,804,636	21,042,056
	Covenant Logistics Group, Inc.	372,100	10,310,891
*»	CPI Aerostructures, Inc.	34,339	164,827
#*	Custom Truck One Source, Inc.	634,226	3,228,210
	Deluxe Corp.	588,221	13,640,845
*	DLH Holdings Corp.	20,847	156,352
*	DNOW, Inc.	1,432,491	21,315,466
	Douglas Dynamics, Inc.	6,274	162,183
*	Ducommun, Inc.	256,466	17,537,145
		Shares	Value†
INDUSTRIALS — (Continued)
#	Dun & Bradstreet Holdings, Inc.	3,881,799	$47,746,128
*	DXP Enterprises, Inc.	200,171	20,275,321
	Eastern Co.	98,687	2,666,523
	EnerSys	117,196	11,376,216
	Ennis, Inc.	565,791	11,740,163
	Enpro, Inc.	206,836	38,409,445
*	Enviri Corp.	1,113,683	10,669,083
	ESCO Technologies, Inc.	135,429	17,976,845
	Espey Mfg. & Electronics Corp.	1,224	34,847
*	Everus Construction Group, Inc.	460,091	31,658,862
#*	First Advantage Corp.	647,045	12,216,210
*	Forrester Research, Inc.	38,443	586,256
#	FTAI Infrastructure, Inc.	200,000	1,404,000
*	Gates Industrial Corp. PLC	3,785,315	78,318,167
	GATX Corp.	570,002	94,318,231
#	Genco Shipping & Trading Ltd.	698,232	10,096,435
*	Gencor Industries, Inc.	186,095	2,864,002
*	Gibraltar Industries, Inc.	193,579	11,879,943
*	GMS, Inc.	251,985	21,252,415
*	Graham Corp.	31,372	1,424,916
	Granite Construction, Inc.	6,534	575,907
*	Great Lakes Dredge & Dock Corp.	977,927	10,747,418
#	Greenbrier Cos., Inc.	520,257	34,472,229
*	GXO Logistics, Inc.	510,446	23,199,771
*	Healthcare Services Group, Inc.	308,122	3,417,073
#	Heartland Express, Inc.	825,660	9,445,550
	Heidrick & Struggles International, Inc.	279,312	12,985,215
	Helios Technologies, Inc.	138,141	6,162,470
	Hillenbrand, Inc.	355,601	12,086,878
*	Hillman Solutions Corp.	1,510,662	15,106,620
	HNI Corp.	16,880	841,468
	Hub Group, Inc., Class A	1,136,673	50,706,982
*	Hudson Technologies, Inc.	355,451	2,061,616
	Huntington Ingalls Industries, Inc.	67,168	13,249,560
	Hurco Cos., Inc.	112,492	2,417,453
*	Huron Consulting Group, Inc.	8,620	1,092,844
	Hyster-Yale, Inc.	13,926	743,927

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	IBEX Holdings Ltd.	45,100	$992,651
	ICF International, Inc.	114,948	13,415,581
	Insteel Industries, Inc.	215,250	6,175,522
	Interface, Inc.	348,769	8,635,520
*	Janus International Group, Inc.	256,537	2,126,692
#	JBT Marel Corp.	95,340	12,680,220
*	JELD-WEN Holding, Inc.	765,861	6,831,480
*	JetBlue Airways Corp.	220,312	1,449,653
	Kelly Services, Inc., Class A	744,866	10,487,713
#	Kennametal, Inc.	1,107,524	26,525,200
*	Kirby Corp.	679,006	74,113,505
	Knight-Swift Transportation Holdings, Inc.	1,698,165	96,948,240
	Korn Ferry	715,510	50,608,022
*	L.B. Foster Co., Class A	160,670	4,471,446
	LSI Industries, Inc.	104,682	2,205,650
	Luxfer Holdings PLC	91,058	1,288,471
#*	Manitowoc Co., Inc.	513,578	5,130,644
	ManpowerGroup, Inc.	648,172	39,032,918
	Marten Transport Ltd.	1,452,498	22,368,469
*	Masterbrand, Inc.	876,401	15,179,265
	Matson, Inc.	513,392	72,824,655
	Matthews International Corp., Class A	370,498	10,370,239
*	Mayville Engineering Co., Inc.	95,975	1,521,204
*	Mercury Systems, Inc.	104,302	4,348,350
#*	Middleby Corp.	228,393	39,087,178
	Miller Industries, Inc.	198,507	13,095,507
	MillerKnoll, Inc.	975,561	21,891,589
*	Mistras Group, Inc.	354,255	3,514,210
*	Montrose Environmental Group, Inc.	12,895	268,474
*	MRC Global, Inc.	340,450	4,997,806
	National Presto Industries, Inc.	68,799	6,616,400
#	NL Industries, Inc.	787,540	6,064,058
*	NN, Inc.	35,040	106,522
*	Northwest Pipe Co.	174,124	8,420,637
*	NV5 Global, Inc.	97,374	1,834,526
*	OPENLANE, Inc.	1,471,602	29,888,237
*	Orion Group Holdings, Inc.	253,652	1,998,778
	Oshkosh Corp.	508,543	59,194,405
*	PAMT Corp.	351,655	5,629,996
	Pangaea Logistics Solutions Ltd.	604,343	3,172,801
	Park-Ohio Holdings Corp.	179,677	4,470,364
*	Paycor HCM, Inc.	151,791	3,359,135
		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Pipe International Holdings, Inc.	160,293	$2,434,851
	Preformed Line Products Co.	92,786	13,958,726
	Primoris Services Corp.	401,382	30,814,096
*	Proto Labs, Inc.	259,067	10,810,866
	Quad/Graphics, Inc.	217,868	1,464,073
	Quanex Building Products Corp.	695,578	14,607,138
*	Radiant Logistics, Inc.	628,615	4,412,877
	Regal Rexnord Corp.	12,563	1,994,125
*	Resideo Technologies, Inc.	2,036,569	45,863,534
	Resources Connection, Inc.	485,065	4,074,546
	Rush Enterprises, Inc. (RUSHA US), Class A	1,050,291	63,805,178
	Rush Enterprises, Inc. (RUSHB US), Class B	585,272	33,547,791
	Ryder System, Inc.	195,965	31,238,781
#	Schneider National, Inc., Class B	1,224,900	36,440,775
#	Sensata Technologies Holding PLC	1,721,558	46,757,515
*	Servotronics, Inc.	15,025	167,529
	Shyft Group, Inc.	65,768	789,874
*	SIFCO Industries, Inc.	49,091	190,660
*	SkyWest, Inc.	770,671	93,189,537
	Steelcase, Inc., Class A	1,414,403	16,237,346
*	Stratasys Ltd.	68,353	636,366
*	Sun Country Airlines Holdings, Inc.	221,856	3,762,678
#*	Sunrun, Inc.	1,004,071	9,086,842
*	Taylor Devices, Inc.	5,858	195,657
	Terex Corp.	218,889	10,526,372
*	Thermon Group Holdings, Inc.	225,588	6,244,276
	Timken Co.	291,498	23,398,544
*	Titan International, Inc.	346,273	3,057,591
*	Titan Machinery, Inc.	428,445	8,020,490
	Trinity Industries, Inc.	1,007,470	38,112,590
*	TrueBlue, Inc.	160,526	1,308,287
#*	Tutor Perini Corp.	533,312	12,847,486
	Twin Disc, Inc.	86,168	972,837
	UFP Industries, Inc.	13,192	1,525,655
*	Ultralife Corp.	226,959	1,720,349
	UniFirst Corp.	129,803	27,819,379
	Universal Logistics Holdings, Inc.	46,881	2,073,078
*	V2X, Inc.	112,399	5,859,360
	Vestis Corp.	784,184	10,962,892
	Virco Mfg. Corp.	105,487	1,149,808
*	VirTra, Inc.	47,855	304,836

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	VSE Corp.	50,100	$5,127,735
	Wabash National Corp.	368,481	5,748,304
#	Werner Enterprises, Inc.	869,916	31,403,968
	WESCO International, Inc.	387,820	71,746,700
*	Willdan Group, Inc.	7,746	273,782
	Willis Lease Finance Corp.	232,067	45,002,433
TOTAL INDUSTRIALS			2,963,423,887
INFORMATION TECHNOLOGY — (5.5%)
#*	Alithya Group, Inc., Class A	143,485	167,877
*	Alpha & Omega Semiconductor Ltd.	490,279	18,836,519
	Amkor Technology, Inc.	3,676,105	90,468,944
*	Amtech Systems, Inc.	382,991	1,934,105
*	Arrow Electronics, Inc.	685,511	79,896,307
#*	ASGN, Inc.	109,507	9,659,612
*	AstroNova, Inc.	170,149	1,973,728
*	Aviat Networks, Inc.	27,268	519,455
	Avnet, Inc.	1,756,480	90,739,757
*	Aware, Inc.	401,024	669,710
	Bel Fuse, Inc. (BELFA US), Class A	10,778	890,371
#	Bel Fuse, Inc. (BELFB US), Class B	166,097	13,470,467
	Benchmark Electronics, Inc.	714,940	30,499,340
#*	Cipher Mining, Inc.	571,661	3,275,618
*	Clearfield, Inc.	3,081	112,426
#*	Coherent Corp.	165,954	15,017,177
*	Cohu, Inc.	678,062	15,534,400
*	Comtech Telecommunications Corp.	229,164	458,328
*	Corsair Gaming, Inc.	48,853	447,494
	CSP, Inc.	170,112	3,398,838
*	Daktronics, Inc.	191,158	3,136,903
*	Diebold Nixdorf, Inc.	104,197	4,510,688
*	Digi International, Inc.	483,029	15,094,656
*	Diodes, Inc.	397,106	23,421,312
*	DXC Technology Co.	2,550,582	55,398,641
*	E2open Parent Holdings, Inc.	267,713	704,085
#*	Eastman Kodak Co.	500,584	3,699,316
*	ePlus, Inc.	87,596	6,998,920
*	FARO Technologies, Inc.	33,233	1,054,151
	Frequency Electronics, Inc.	138,424	2,315,834
*	Ichor Holdings Ltd.	256,166	7,034,318
	Immersion Corp.	23,936	200,344
*	IPG Photonics Corp.	255,391	18,727,822
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Key Tronic Corp.	214,941	$784,535
*	Kimball Electronics, Inc.	584,679	10,629,464
*	Knowles Corp.	1,326,165	25,104,303
*	KVH Industries, Inc.	57,545	351,600
*	Lantronix, Inc.	116,882	459,346
*	LiveRamp Holdings, Inc.	292,186	9,934,324
*	Mirion Technologies, Inc.	1,663,095	26,343,425
*	Mitek Systems, Inc.	103,978	1,060,576
*	NETGEAR, Inc.	65,080	1,799,462
*	NetScout Systems, Inc.	977,629	23,306,675
*	Nortech Systems, Inc.	584	5,951
*	Olo, Inc., Class A	122,460	903,755
*	Optical Cable Corp.	113,004	557,110
	PC Connection, Inc.	523,974	38,889,350
*	Penguin Solutions, Inc.	209,247	4,243,529
*	Photronics, Inc.	1,069,144	24,579,621
*	Plexus Corp.	161,792	22,927,544
*	Qorvo, Inc.	20,146	1,671,715
*	Ribbon Communications, Inc.	1,080,643	4,430,636
#	Richardson Electronics Ltd.	249,993	3,299,908
*	Rogers Corp.	130,925	12,182,571
*	Sanmina Corp.	1,043,372	87,361,538
#*	ScanSource, Inc.	392,724	16,435,499
*	SigmaTron International, Inc.	4,886	7,866
*††	Silicon Graphics, Inc.	289,563	0
	SolarWinds Corp.	787,887	11,723,759
*	SoundThinking, Inc.	245	3,271
	Taitron Components, Inc., Class A	7,394	19,298
	TD SYNNEX Corp.	8,714	1,241,832
*	TransAct Technologies, Inc.	108,712	487,030
*	Trio-Tech International	57,299	346,665
*	TTM Technologies, Inc.	1,798,729	44,230,746
*	Ultra Clean Holdings, Inc.	231,271	8,526,962
*	Veeco Instruments, Inc.	43,214	1,096,771
*	Verint Systems, Inc.	348,073	8,834,093
#*	Viasat, Inc.	197,967	1,904,443
#	Vishay Intertechnology, Inc.	2,094,618	35,461,883
*	Vishay Precision Group, Inc.	210,940	4,914,902
#	Xerox Holdings Corp.	1,562,760	13,345,970
TOTAL INFORMATION TECHNOLOGY			969,675,391

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (6.0%)
	AdvanSix, Inc.	396,595	$12,405,492
	Alcoa Corp.	662,487	23,399,041
*	Alpha Metallurgical Resources, Inc.	155,645	28,509,495
*	Alto Ingredients, Inc.	105,404	171,809
#	American Vanguard Corp.	381,007	2,354,623
*	Arcadium Lithium PLC	271,381	1,557,727
*	Arq, Inc.	50,804	317,017
*	Ascent Industries Co.	47,244	533,385
	Ashland, Inc.	732,113	46,481,854
*	Aspen Aerogels, Inc.	52,971	619,231
	Avient Corp.	911,184	39,089,794
#	Caledonia Mining Corp. PLC	85,694	804,667
	Celanese Corp.	197,112	14,002,836
*	Clearwater Paper Corp.	225,323	7,244,134
#*	Cleveland-Cliffs, Inc.	6,647,695	68,072,397
*	Coeur Mining, Inc.	524,267	3,460,162
	Commercial Metals Co.	1,724,114	83,602,288
*	Core Molding Technologies, Inc.	148,824	2,198,130
*	Ecovyst, Inc.	1,705,269	13,232,887
	Element Solutions, Inc.	2,296,388	59,269,774
	Ferroglobe PLC	380,758	1,481,149
*	Flotek Industries, Inc.	2,022	18,704
	FMC Corp.	598,661	33,393,311
	Fortitude Gold Corp.	40,459	212,005
	Friedman Industries, Inc.	170,848	2,591,764
	Greif, Inc. (GEF US), Class A	568,408	34,797,938
	Greif, Inc. (GEF/B US), Class B	27,841	1,764,284
	HB Fuller Co.	149,258	9,422,658
	Hecla Mining Co.	3,768,457	21,404,836
	Huntsman Corp.	2,525,623	42,506,235
	Innospec, Inc.	2,217	251,297
#*	Intrepid Potash, Inc.	141,694	3,725,135
	Kaiser Aluminum Corp.	108,179	7,572,530
	Koppers Holdings, Inc.	268,544	7,991,869
	Kronos Worldwide, Inc.	644,633	6,182,030
*	LSB Industries, Inc.	229,519	1,937,140
	Materion Corp.	144,233	14,567,533
	Mativ Holdings, Inc.	152,635	1,457,664
	Mercer International, Inc.	431,551	2,904,338
*	Metallus, Inc.	665,458	9,941,943
	Minerals Technologies, Inc.	486,309	37,295,037
	Mosaic Co.	2,795,341	77,962,061
	Myers Industries, Inc.	100,330	1,207,973
*	Nexa Resources SA	130,073	811,656
		Shares	Value†
MATERIALS — (Continued)
*	O-I Glass, Inc.	2,178,922	$26,016,329
	Olin Corp.	229,366	6,718,130
	Olympic Steel, Inc.	192,086	6,621,204
	Orion SA	385,442	5,376,916
	Pactiv Evergreen, Inc.	521,350	9,248,749
*	Perimeter Solutions, Inc.	880,939	11,011,738
	Quaker Chemical Corp.	53,282	7,522,353
	Radius Recycling, Inc.	446,274	5,359,751
#	Ramaco Resources, Inc. (METC US), Class A	432,441	4,095,216
	Ramaco Resources, Inc. (METCB US), Class B	11,753	103,544
*	Ranpak Holdings Corp.	582,836	4,266,360
*	Rayonier Advanced Materials, Inc.	961,428	7,691,424
††	Resolute Forest Products, Inc.	1,372,760	365,566
	Ryerson Holding Corp.	447,350	10,002,746
	Sonoco Products Co.	278,180	13,252,495
	Stepan Co.	227,375	14,413,301
	SunCoke Energy, Inc.	1,569,334	14,736,046
	TriMas Corp.	569,388	13,836,128
	Tronox Holdings PLC	2,238,194	22,986,252
#	U.S. Steel Corp.	3,049,811	112,385,535
	Warrior Met Coal, Inc.	380,293	20,068,062
*»	Webco Industries, Inc.	4,296	859,200
	Worthington Steel, Inc.	300,742	8,736,555
TOTAL MATERIALS			1,054,401,433
REAL ESTATE — (0.8%)
*	AMREP Corp.	19,530	592,931
*	Anywhere Real Estate, Inc.	1,648,156	5,949,843
#*	Cushman & Wakefield PLC	2,603,901	35,907,795
*	Five Point Holdings LLC, Class A	98,323	645,982
*	Forestar Group, Inc.	703,326	16,781,358
*	FRP Holdings, Inc.	172,204	5,259,110
*	Howard Hughes Holdings, Inc.	376,702	28,768,732
*	Jones Lang LaSalle, Inc.	109,322	30,916,262
	Marcus & Millichap, Inc.	27,428	1,046,652
	Newmark Group, Inc., Class A	619,387	8,751,938
*	RE/MAX Holdings, Inc., Class A	252,710	2,522,046
#*	Seaport Entertainment Group, Inc.	94,913	2,525,635

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Stratus Properties, Inc.	109,516	$2,112,564
*	Tejon Ranch Co.	424,854	6,891,132
TOTAL REAL ESTATE			148,671,980
UTILITIES — (0.6%)
*	Altus Power, Inc.	521,342	2,101,008
#	Brookfield Infrastructure Corp., Class A	481,836	20,102,198
	Genie Energy Ltd., Class B	2,289	32,801
	MDU Resources Group, Inc.	2,361,626	42,084,175
	New Jersey Resources Corp.	677,703	32,495,859
	Ormat Technologies, Inc.	132,337	8,489,419
TOTAL UTILITIES			105,305,460
TOTAL COMMON STOCKS Cost ($12,118,949,326)			16,521,805,675

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	171,433,253	$171,433,253
SECURITIES LENDING COLLATERAL — (4.9%)
@§	The DFA Short Term Investment Fund	75,380,237	871,998,579
TOTAL INVESTMENTS — (100.0%)
(Cost $13,162,310,012)^^			$17,565,237,507
As of January 31, 2025, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	498	03/21/25	$150,570,720	$151,074,525	$503,805
Total Futures Contracts			$150,570,720	$151,074,525	$503,805
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$434,013,704	—	—	$434,013,704
Consumer Discretionary	2,679,147,927	$214,076	—	2,679,362,003
Consumer Staples	676,891,829	1,758,744	—	678,650,573
Energy	1,759,575,490	—	—	1,759,575,490
Financials	4,929,997,410	285,715	—	4,930,283,125
Health Care	797,731,344	—	$711,285	798,442,629
Industrials	2,963,259,060	164,827	—	2,963,423,887
Information Technology	969,675,391	—	—	969,675,391
Materials	1,053,176,667	859,200	365,566	1,054,401,433
Real Estate	148,671,980	—	—	148,671,980
Utilities	105,305,460	—	—	105,305,460

U.S. Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$171,433,253	—	—	$171,433,253
Securities Lending Collateral	—	$871,998,579	—	871,998,579
Total Investments in Securities	$16,688,879,515	$875,281,141	$1,076,851˂˃	$17,565,237,507
Financial Instruments
Assets
Futures Contracts**	503,805	—	—	503,805
Total Financial Instruments	$503,805	—	—	$503,805
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (8.2%)
#	Alphabet, Inc. (GOOG US), Class C	2,455,878	$504,928,517
	Alphabet, Inc. (GOOGL US), Class A	2,762,096	563,522,826
*	AMC Networks, Inc., Class A	44,672	430,191
*	Anterix, Inc.	19,697	562,743
	AT&T, Inc.	4,674,552	110,927,119
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	15,003	640,478
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	55,951	2,168,101
	ATN International, Inc.	17,342	269,668
*	Bandwidth, Inc., Class A	44,262	786,536
*	Boston Omaha Corp., Class A	1,260	18,320
*	BuzzFeed, Inc.	6,695	16,336
#	Cable One, Inc.	6,483	1,970,897
*	Cargurus, Inc.	104,444	4,094,205
*	Cars.com, Inc.	163,514	2,930,171
#*	Charter Communications, Inc., Class A	101,255	34,982,590
#*	Cinemark Holdings, Inc.	163,217	4,672,903
	Comcast Corp., Class A	3,950,603	132,977,297
*	Creative Realities, Inc.	2,329	5,823
*	DHI Group, Inc.	775,296	2,194,088
#	Electronic Arts, Inc.	155,923	19,164,496
	Entravision Communications Corp., Class A	54,378	116,913
	Fox Corp. (FOX US), Class B	208,363	10,126,442
	Fox Corp. (FOXA US), Class A	278,213	14,238,941
*	Frontier Communications Parent, Inc.	218,769	7,823,179
*	Gaia, Inc.	5,400	30,348
*	Gambling.com Group Ltd.	5,258	74,085
*	Gannett Co., Inc.	117,731	532,144
	Gray Media, Inc.	124,188	464,463
	Gray Media, Inc., Class A	600	4,455
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Harte Hanks, Inc.	1,754	$9,454
	IDT Corp., Class B	170,439	8,041,312
*	IMAX Corp.	46,190	1,087,775
*	Integral Ad Science Holding Corp.	77,690	816,522
	Interpublic Group of Cos., Inc.	682,571	19,569,311
	Iridium Communications, Inc.	209,946	6,035,948
	John Wiley & Sons, Inc. (WLY US), Class A	36,150	1,479,620
	John Wiley & Sons, Inc. (WLYB US), Class B	84	3,447
*	Lee Enterprises, Inc.	5,601	72,253
*	Liberty Broadband Corp. (LBRDA US), Class A	9,694	737,035
*	Liberty Broadband Corp. (LBRDK US), Class C	96,897	7,428,124
*	Liberty Global Ltd. (LBTYA US), Class A	101,939	1,173,318
*	Liberty Global Ltd. (LBTYK US), Class C	130,873	1,535,140
*	Liberty Latin America Ltd. (LILA US), Class A	125,630	776,393
#*	Liberty Latin America Ltd. (LILAK US), Class C	181,900	1,115,047
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	9,224	811,896
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	174,666	16,715,536
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	20,487	1,474,449

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	55,388	$4,076,003
#*	Lions Gate Entertainment Corp. (LGF/A US), Class A	193,930	1,522,351
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	432,799	3,038,249
*	Live Nation Entertainment, Inc.	139,583	20,194,868
*	Lumen Technologies, Inc.	191,501	946,015
*	Madison Square Garden Entertainment Corp.	42,724	1,552,590
*	Madison Square Garden Sports Corp.	12,424	2,731,665
#*	Magnite, Inc.	303,286	5,216,519
	Marcus Corp.	25,713	517,346
	Match Group, Inc.	190,786	6,811,060
	Meta Platforms, Inc., Class A	1,205,814	831,022,893
*	Netflix, Inc.	170,109	166,155,667
	New York Times Co., Class A	270,403	14,682,883
#	News Corp. (NWS US), Class B	207,046	6,553,006
	News Corp. (NWSA US), Class A	398,434	11,203,964
#	Nexstar Media Group, Inc.	87,453	13,399,549
*	Nextdoor Holdings, Inc.	56,384	147,726
#	Omnicom Group, Inc.	276,600	24,006,114
#	Paramount Global (PARA US), Class B	102,584	1,116,114
#	Paramount Global (PARAA US), Class A	9,352	213,319
*	Pinterest, Inc., Class A	169,998	5,603,134
	Playtika Holding Corp.	47,899	343,436
*	PubMatic, Inc., Class A	87,542	1,323,635
*	QuinStreet, Inc.	67,642	1,600,410
*	Reservoir Media, Inc.	17,019	141,428
*	ROBLOX Corp., Class A	52,531	3,733,378
*	Roku, Inc.	64,254	5,317,661
	Saga Communications, Inc., Class A	14,867	185,094
	Scholastic Corp.	35,918	697,168
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shenandoah Telecommunications Co.	73,298	$791,618
	Shutterstock, Inc.	5,361	158,257
#	Sinclair, Inc.	51,300	751,545
#	Sirius XM Holdings, Inc.	111,629	2,680,212
*	Snap, Inc., Class A	266,016	3,003,321
#*	Sphere Entertainment Co.	52,228	2,433,825
	Spok Holdings, Inc.	38,438	618,083
*	Spotify Technology SA	34,542	18,948,014
*	Stagwell, Inc.	179,530	1,120,267
#*	Sunrise Communications AG, ADR, Class A	39,623	1,970,452
#*	Take-Two Interactive Software, Inc.	129,603	24,042,653
*	TechTarget, Inc.	44,033	749,882
#	TEGNA, Inc.	282,397	5,145,273
	Telephone & Data Systems, Inc.	50,227	1,775,524
*	Thryv Holdings, Inc.	32,795	574,240
#*	TKO Group Holdings, Inc.	75,267	11,682,191
	T-Mobile U.S., Inc.	354,944	82,691,304
	Townsquare Media, Inc., Class A	18,542	164,653
*	Trade Desk, Inc., Class A	131,381	15,592,297
*	Travelzoo	40,759	808,251
*	TripAdvisor, Inc.	65,970	1,158,433
*	TrueCar, Inc.	164,406	565,557
*	U.S. Cellular Corp.	47,023	2,953,044
	Verizon Communications, Inc.	3,152,505	124,177,172
*	Vimeo, Inc.	192,609	1,292,406
	Walt Disney Co.	871,520	98,534,051
*	Warner Bros Discovery, Inc.	151,593	1,582,631
#	Warner Music Group Corp., Class A	38,622	1,228,180
*	WideOpenWest, Inc.	52,827	225,571
#*	Yelp, Inc.	47,044	1,878,937
*	Zedge, Inc., Class B	7,377	19,992
#*	Ziff Davis, Inc.	49,887	2,688,410
TOTAL COMMUNICATION SERVICES			3,035,616,346
CONSUMER DISCRETIONARY — (10.8%)
#*	1-800-Flowers.com, Inc., Class A	56,792	456,040
*	1stdibs.com, Inc.	7,657	29,786
*	Abercrombie & Fitch Co., Class A	117,642	14,044,102

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Academy Sports & Outdoors, Inc.	69,857	$3,654,220
#	Acushnet Holdings Corp.	122,824	8,022,864
*	Adient PLC	107,909	1,880,854
	ADT, Inc.	386,432	2,967,798
*	Adtalem Global Education, Inc.	101,505	10,874,231
#	Advance Auto Parts, Inc.	49,495	2,400,508
*	Airbnb, Inc., Class A	101,590	13,325,560
	A-Mark Precious Metals, Inc.	38,309	1,079,165
*	Amazon.com, Inc.	4,552,800	1,082,109,504
	AMCON Distributing Co.	377	48,068
*	American Axle & Manufacturing Holdings, Inc.	194,120	1,015,248
	American Eagle Outfitters, Inc.	252,594	4,076,867
*	American Outdoor Brands, Inc.	29,787	511,741
*	American Public Education, Inc.	32,259	715,182
*	America's Car-Mart, Inc.	13,791	671,484
*	Aptiv PLC	206,300	12,877,246
	Aramark	348,221	13,549,279
	Arhaus, Inc.	33,807	415,150
	Ark Restaurants Corp.	3,088	40,638
	Arko Corp.	125,207	885,213
*	Asbury Automotive Group, Inc.	38,038	11,285,114
	Autoliv, Inc.	155,841	15,063,591
*	AutoNation, Inc.	112,335	21,180,764
*	AutoZone, Inc.	8,138	27,264,009
*	Barnes & Noble Education, Inc.	723	8,090
	Bassett Furniture Industries, Inc.	10,823	157,583
	Bath & Body Works, Inc.	155,937	5,864,791
*	Beazer Homes USA, Inc.	61,898	1,371,660
	Best Buy Co., Inc.	357,713	30,713,238
*	Biglari Holdings, Inc. (BH US), Class B	3,890	902,519
*	Biglari Holdings, Inc. (BH/A US), Class A	309	342,962
#*	BJ's Restaurants, Inc.	33,882	1,226,190
#	Bloomin' Brands, Inc.	93,744	1,177,425
	Booking Holdings, Inc.	15,960	75,611,458
#*	Boot Barn Holdings, Inc.	47,423	7,627,990
	BorgWarner, Inc.	237,914	7,589,457
	Boyd Gaming Corp.	41,929	3,213,858
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Bright Horizons Family Solutions, Inc.	70,176	$8,603,578
*	Brinker International, Inc.	63,587	11,570,926
	Brunswick Corp.	128,205	8,646,145
#	Buckle, Inc.	79,317	3,776,282
	Build-A-Bear Workshop, Inc.	37,650	1,594,101
*	Burlington Stores, Inc.	39,201	11,130,340
*	Caesars Entertainment, Inc.	61,534	2,218,301
#	Caleres, Inc.	51,818	949,824
	Camping World Holdings, Inc., Class A	59,147	1,365,704
*	Capri Holdings Ltd.	7,151	177,202
#*	CarMax, Inc.	206,378	17,674,212
*	Carnival Corp.	261,584	7,238,029
	Carriage Services, Inc.	37,494	1,535,379
#	Carter's, Inc.	41,597	2,242,910
*	Carvana Co.	62,273	15,411,322
	Cato Corp., Class A	18,389	61,603
*	Cava Group, Inc.	44,326	5,986,226
*	Cavco Industries, Inc.	11,807	6,005,512
	Century Communities, Inc.	70,527	5,386,852
*	Champion Homes, Inc.	96,528	8,912,430
#	Cheesecake Factory, Inc.	106,271	5,967,117
*	Chewy, Inc., Class A	41,298	1,609,796
*	Chipotle Mexican Grill, Inc.	657,500	38,365,125
#	Choice Hotels International, Inc.	60,898	8,972,102
	Churchill Downs, Inc.	71,300	8,811,254
*	Citi Trends, Inc.	19,163	496,322
	Clarus Corp.	2,357	11,455
#	Columbia Sportswear Co.	111,796	9,871,587
*	Cooper-Standard Holdings, Inc.	2,818	43,454
*	Coupang, Inc.	159,776	3,756,334
	Cracker Barrel Old Country Store, Inc.	7,279	472,989
#*	Crocs, Inc.	72,500	7,400,075
*	Culp, Inc.	1,114	6,004
	Dana, Inc.	218,714	3,486,301
	Darden Restaurants, Inc.	145,476	28,402,734
#*	Dave & Buster's Entertainment, Inc.	32,687	868,167
*	Deckers Outdoor Corp.	111,006	19,688,024
*	Denny's Corp.	30,109	190,590
	Designer Brands, Inc., Class A	28,712	144,421

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Destination XL Group, Inc.	61,036	$166,018
	Dick's Sporting Goods, Inc.	107,809	25,879,550
#	Dillard's, Inc., Class A	22,573	10,566,647
	Domino's Pizza, Inc.	16,396	7,363,772
*	DoorDash, Inc., Class A	122,416	23,115,813
*	Dorman Products, Inc.	47,411	6,224,116
	DR Horton, Inc.	237,364	33,681,952
*	DraftKings, Inc., Class A	202,091	8,477,717
*	Dream Finders Homes, Inc., Class A	9,170	211,552
#*	Duolingo, Inc.	4,918	1,790,103
*	Dutch Bros, Inc., Class A	27,368	1,711,047
	eBay, Inc.	580,318	39,159,859
*	El Pollo Loco Holdings, Inc.	59,005	700,389
	Escalade, Inc.	24,025	356,051
	Ethan Allen Interiors, Inc.	48,425	1,502,144
*	Etsy, Inc.	85,661	4,703,646
*	Expedia Group, Inc.	77,987	13,331,878
*	Figs, Inc., Class A	6,810	38,749
*	First Watch Restaurant Group, Inc.	4,892	102,634
*	Five Below, Inc.	84,265	7,902,372
	Flanigan's Enterprises, Inc.	1,100	27,357
	Flexsteel Industries, Inc.	11,820	583,081
#*	Floor & Decor Holdings, Inc., Class A	163,679	16,384,268
#*	Foot Locker, Inc.	118,348	2,372,877
	Ford Motor Co.	3,184,817	32,102,955
*	Fox Factory Holding Corp.	58,850	1,607,782
*	Frontdoor, Inc.	84,680	5,070,638
*	Full House Resorts, Inc.	1,684	9,043
*	Funko, Inc., Class A	20,168	282,352
	Gap, Inc.	436,511	10,506,820
	Garmin Ltd.	151,480	32,696,958
#	Garrett Motion, Inc.	114,631	1,098,165
	General Motors Co.	923,389	45,670,820
*	Genesco, Inc.	20,915	871,110
	Gentex Corp.	383,833	9,948,951
*	Gentherm, Inc.	33,703	1,285,769
	Genuine Parts Co.	150,801	17,530,616
*	G-III Apparel Group Ltd.	119,162	3,720,238
*	Global Business Travel Group I	7,579	66,847
*	Goodyear Tire & Rubber Co.	240,879	2,136,597
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Graham Holdings Co., Class B	7,210	$6,696,792
*	Grand Canyon Education, Inc.	49,375	8,672,225
*	Green Brick Partners, Inc.	14,320	865,930
	Group 1 Automotive, Inc.	27,011	12,330,251
#	Guess?, Inc.	81,181	1,048,047
#	H&R Block, Inc.	203,394	11,249,722
	Hamilton Beach Brands Holding Co., Class A	17,781	304,233
*	Hanesbrands, Inc.	390,447	3,170,430
#	Harley-Davidson, Inc.	37,341	1,010,447
	Hasbro, Inc.	152,710	8,832,746
	Haverty Furniture Cos., Inc. (HVT US)	21,988	493,191
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,608	35,955
*	Helen of Troy Ltd.	32,270	1,993,641
#*	Hilton Grand Vacations, Inc.	94,290	3,884,748
	Hilton Worldwide Holdings, Inc.	165,906	42,483,549
	Home Depot, Inc.	578,985	238,530,240
	Hooker Furnishings Corp.	21,480	273,440
*	Hovnanian Enterprises, Inc., Class A	99	13,107
	Hyatt Hotels Corp., Class A	73,948	11,700,792
#	Installed Building Products, Inc.	44,277	8,804,039
	International Game Technology PLC	41,102	699,556
	J Jill, Inc.	10,193	278,473
#	Jack in the Box, Inc.	33,995	1,332,264
*	JAKKS Pacific, Inc.	597	17,958
	Jerash Holdings U.S., Inc.	289	1,012
	Johnson Outdoors, Inc., Class A	10,775	349,110
#	KB Home	105,351	7,069,052
#	Kohl's Corp.	1,200	15,852
	Kontoor Brands, Inc.	73,560	6,756,486
	Krispy Kreme, Inc.	66,175	600,207
#*	Kura Sushi USA, Inc., Class A	2,896	231,680
	Lakeland Industries, Inc.	22,183	514,424
*	Lands' End, Inc.	33,646	418,893
*	Landsea Homes Corp.	16,604	137,813
#	Las Vegas Sands Corp.	191,870	8,793,402

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Laureate Education, Inc.	108,963	$2,039,787
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	96,652	4,561,974
#	LCI Industries	49,396	5,176,207
	Lear Corp.	81,316	7,651,022
*	Legacy Housing Corp.	7,534	193,247
	Lennar Corp. (LEN US), Class A	217,117	28,494,435
#	Lennar Corp. (LENB US), Class B	10,480	1,318,279
	Levi Strauss & Co., Class A	69,348	1,319,692
*	LGI Homes, Inc.	48,714	4,349,186
*	Life Time Group Holdings, Inc.	92,073	2,669,196
	Lifetime Brands, Inc.	38,957	252,441
*	Light & Wonder, Inc.	132,363	11,636,031
*	Lincoln Educational Services Corp.	44,740	730,157
*	Lindblad Expeditions Holdings, Inc.	6,019	76,562
#	Lithia Motors, Inc.	42,762	16,082,788
*	Live Ventures, Inc.	91	878
	LKQ Corp.	280,798	10,499,037
#*	Lovesac Co.	25,870	661,237
#	Lowe's Cos., Inc.	296,062	76,987,962
#	Lucky Strike Entertainment Corp.	13,832	147,311
*	Lululemon Athletica, Inc.	64,632	26,770,574
*	M/I Homes, Inc.	799	100,514
	Macy's, Inc.	386,055	6,014,737
*	Malibu Boats, Inc., Class A	50,547	1,935,445
	Marine Products Corp.	25,388	238,393
*	MarineMax, Inc.	31,740	963,626
	Marriott International, Inc., Class A	165,646	48,135,071
	Marriott Vacations Worldwide Corp.	54,790	4,754,128
*	MasterCraft Boat Holdings, Inc.	23,564	429,100
*	Mattel, Inc.	258,507	4,818,570
	McDonald's Corp.	392,232	113,237,378
	Meritage Homes Corp.	84,408	6,572,851
*	MGM Resorts International	252,492	8,705,924
*	Mister Car Wash, Inc.	17,362	139,243
*	Modine Manufacturing Co.	83,598	8,481,017
*	Mohawk Industries, Inc.	56,698	6,934,165
	Monarch Casino & Resort, Inc.	6,425	548,310
	Monro, Inc.	41,734	819,656
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Motorcar Parts of America, Inc.	38,506	$255,295
	Movado Group, Inc.	20,373	389,532
	Murphy USA, Inc.	33,424	16,809,264
	Nathan's Famous, Inc.	7,775	629,075
	Newell Brands, Inc.	6,199	61,742
	NIKE, Inc., Class B	653,823	50,278,989
»	Nobility Homes, Inc.	1,105	33,150
	Nordstrom, Inc.	62,023	1,500,957
#*	Norwegian Cruise Line Holdings Ltd.	269,588	7,642,820
*	NVR, Inc.	3,904	31,295,167
*	ODP Corp.	41,630	940,838
#*	Ollie's Bargain Outlet Holdings, Inc.	106,876	11,917,743
	OneSpaWorld Holdings Ltd.	104,196	2,225,627
*	OneWater Marine, Inc., Class A	11,262	203,504
#*	O'Reilly Automotive, Inc.	27,322	35,366,143
#	Oxford Industries, Inc.	25,572	2,144,468
#	Papa John's International, Inc.	29,672	1,174,121
#	Patrick Industries, Inc.	65,249	6,338,288
*	Penn Entertainment, Inc.	113,225	2,332,435
	Penske Automotive Group, Inc.	125,601	20,803,294
	Perdoceo Education Corp.	150,714	4,337,549
*	Petco Health & Wellness Co., Inc.	35,253	120,565
	Phinia, Inc.	82,276	4,187,026
*	Planet Fitness, Inc., Class A	121,589	13,151,066
*	Playa Hotels & Resorts NV	214,627	2,631,327
*	PlayAGS, Inc.	2,831	34,085
#	Polaris, Inc.	83,467	3,981,376
	Pool Corp.	30,526	10,508,576
*	Potbelly Corp.	1,811	22,475
	PulteGroup, Inc.	298,695	33,985,517
	PVH Corp.	73,278	6,565,709
#*	QuantumScape Corp.	422,554	2,184,604
	Ralph Lauren Corp.	51,193	12,782,892
	RCI Hospitality Holdings, Inc.	8,400	466,536
#	Red Rock Resorts, Inc., Class A	70,239	3,445,223
*	Revolve Group, Inc.	22,800	720,024
*	RH	21,751	9,116,062
	Rocky Brands, Inc.	12,303	308,067
	Ross Stores, Inc.	287,335	43,261,158
	Royal Caribbean Cruises Ltd.	149,970	39,982,002
*	Sabre Corp.	24,348	81,566

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sally Beauty Holdings, Inc.	146,195	$1,589,140
	Service Corp. International	233,460	18,237,895
*	Shake Shack, Inc., Class A	21,616	2,553,498
*	SharkNinja, Inc.	57,927	6,476,818
#	Shoe Carnival, Inc.	60,434	1,635,344
#	Signet Jewelers Ltd.	98,427	5,829,831
*	Skechers USA, Inc., Class A	204,231	15,386,764
*	Sleep Number Corp.	16,674	298,131
	Smith & Wesson Brands, Inc.	87,799	921,012
	Sonic Automotive, Inc., Class A	78,578	5,834,417
*	Sonos, Inc.	46,619	642,876
*	Sportsman's Warehouse Holdings, Inc.	36,515	74,491
	Standard Motor Products, Inc.	36,665	1,137,348
	Starbucks Corp.	594,978	64,067,231
	Steven Madden Ltd.	117,747	4,833,514
*	Stitch Fix, Inc., Class A	157,938	743,888
*	Stoneridge, Inc.	46,502	240,415
	Strategic Education, Inc.	39,673	3,897,079
*	Strattec Security Corp.	4,696	175,912
#*	Stride, Inc.	91,908	12,398,389
	Superior Group of Cos., Inc.	35,200	531,168
*	Superior Industries International, Inc.	15,495	32,385
#*	Sweetgreen, Inc., Class A	145,042	4,774,783
*	Tandy Leather Factory, Inc.	1,227	5,969
	Tapestry, Inc.	334,434	24,393,616
*	Taylor Morrison Home Corp.	276,183	17,802,756
	Tempur Sealy International, Inc.	197,627	12,478,169
*	Tesla, Inc.	643,531	260,372,643
	Texas Roadhouse, Inc.	96,575	17,489,732
#	Thor Industries, Inc.	96,116	9,884,569
*	Tile Shop Holdings, Inc.	100,937	761,065
*	Tilly's, Inc., Class A	16,515	71,510
	TJX Cos., Inc.	700,104	87,365,978
	Toll Brothers, Inc.	208,623	28,333,090
*	TopBuild Corp.	44,281	15,174,213
#*	Topgolf Callaway Brands Corp.	84,900	667,314
#	Tractor Supply Co.	466,822	25,376,444
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Travel & Leisure Co.	121,603	$6,610,339
*	Tri Pointe Homes, Inc.	196,905	7,257,918
*	Ulta Beauty, Inc.	48,202	19,866,454
*	Under Armour, Inc. (UA US), Class C	274,592	2,067,678
#*	Under Armour, Inc. (UAA US), Class A	205,574	1,716,543
*	Unifi, Inc.	7,519	47,595
#*	United Parks & Resorts, Inc.	97,387	5,118,661
*	Universal Electronics, Inc.	1,355	13,550
*	Universal Technical Institute, Inc.	85,046	2,332,812
	Upbound Group, Inc.	82,954	2,433,870
*	Urban Outfitters, Inc.	219,639	12,172,393
#	Vail Resorts, Inc.	36,055	6,133,677
*	Valvoline, Inc.	153,819	5,708,223
*	Vera Bradley, Inc.	56,580	211,609
#	VF Corp.	62,302	1,617,983
*	Victoria's Secret & Co.	46,505	1,690,922
*	Visteon Corp.	45,101	3,791,190
*	VOXX International Corp.	54,366	401,221
*	Warby Parker, Inc., Class A	125,724	3,483,812
#	Wendy's Co.	363,034	5,383,794
	Weyco Group, Inc.	14,654	523,734
#	Whirlpool Corp.	51,336	5,390,793
	Williams-Sonoma, Inc.	119,742	25,309,867
	Wingstop, Inc.	37,504	11,172,442
	Winmark Corp.	4,036	1,572,385
#	Winnebago Industries, Inc.	50,794	2,427,953
	Wolverine World Wide, Inc.	7,927	177,010
	Worthington Enterprises, Inc.	83,258	3,488,510
	Wyndham Hotels & Resorts, Inc.	101,410	10,650,078
	Wynn Resorts Ltd.	39,919	3,466,965
*Ω	XPEL, Inc.	5,028	210,824
#*	YETI Holdings, Inc.	41,265	1,537,534
	Yum! Brands, Inc.	172,941	22,568,800
*	Zumiez, Inc.	34,443	549,710
TOTAL CONSUMER DISCRETIONARY			4,034,129,370
CONSUMER STAPLES — (5.6%)
	Albertsons Cos., Inc., Class A	324,525	6,506,726
	Alico, Inc.	16,449	508,110
#	Altria Group, Inc.	782,547	40,872,430
	Andersons, Inc.	69,341	2,825,646
	B&G Foods, Inc.	33,715	218,473
*	BellRing Brands, Inc.	175,325	13,561,389

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	BJ's Wholesale Club Holdings, Inc.	191,460	$18,964,113
*	Boston Beer Co., Inc. , Class A	12,086	3,029,598
*	Bridgford Foods Corp.	5,919	60,670
	Brown-Forman Corp. (BF/A US), Class A	47,745	1,590,863
#	Brown-Forman Corp. (BFB US), Class B	225,181	7,433,225
	Bunge Global SA	176,791	13,459,099
	Calavo Growers, Inc.	27,114	620,639
	Cal-Maine Foods, Inc.	68,722	7,415,104
#	Campbell's Co.	259,445	10,058,683
	Casey's General Stores, Inc.	61,537	25,954,461
#*	Celsius Holdings, Inc.	71,426	1,784,221
*	Central Garden & Pet Co. (CENT US)	20,527	749,030
*	Central Garden & Pet Co. (CENTA US), Class A	107,569	3,355,077
#*	Chefs' Warehouse, Inc.	51,044	2,749,230
	Church & Dwight Co., Inc.	176,491	18,623,330
	Clorox Co.	106,669	16,926,237
#	Coca-Cola Co.	2,283,694	144,968,895
	Coca-Cola Consolidated, Inc.	11,891	16,262,369
	Colgate-Palmolive Co.	461,059	39,973,815
	Conagra Brands, Inc.	309,482	8,012,489
#	Constellation Brands, Inc., Class A	118,130	21,357,904
	Costco Wholesale Corp.	244,634	239,711,964
*	Coty, Inc., Class A	514,068	3,768,118
*	Darling Ingredients, Inc.	276,415	10,354,506
	Dole PLC	30,743	418,720
#	Dollar General Corp.	166,750	11,849,255
*	Dollar Tree, Inc.	231,361	16,970,329
#	Edgewell Personal Care Co.	53,866	1,793,738
#*	elf Beauty, Inc.	5,700	569,487
	Energizer Holdings, Inc.	37,389	1,270,852
	Estee Lauder Cos., Inc., Class A	123,536	10,306,608
*	FitLife Brands, Inc.	305	9,370
	Flowers Foods, Inc.	293,820	5,744,181
	Fresh Del Monte Produce, Inc.	98,917	3,015,979
*»	Fresh Market, Inc.	23,061	0
*	Freshpet, Inc.	46,320	7,408,884
	General Mills, Inc.	389,782	23,441,490
*	Grocery Outlet Holding Corp.	93,100	1,507,289
*	Herbalife Ltd.	15,799	86,263
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Hershey Co.	110,231	$16,451,977
*	HF Foods Group, Inc.	18,282	48,630
*	Honest Co., Inc.	50,169	321,583
	Hormel Foods Corp.	190,577	5,713,498
	Ingles Markets, Inc., Class A	37,572	2,488,018
	Ingredion, Inc.	113,515	15,487,987
	Interparfums, Inc.	46,967	6,623,286
	J&J Snack Foods Corp.	25,025	3,434,181
	J.M. Smucker Co.	75,725	8,094,245
	John B Sanfilippo & Son, Inc.	14,620	1,057,611
	Kellanova	230,467	18,836,068
	Kenvue, Inc.	1,858,904	39,576,066
	Keurig Dr. Pepper, Inc.	612,099	19,648,378
	Kimberly-Clark Corp.	198,892	25,849,993
	Kraft Heinz Co.	449,163	13,403,024
	Kroger Co.	1,272,898	78,461,433
#	Lamb Weston Holdings, Inc.	109,413	6,558,215
	Lancaster Colony Corp.	41,557	7,012,328
	Lifevantage Corp.	11,327	239,679
*	Lifeway Foods, Inc.	13,678	315,141
	Limoneira Co.	29,057	670,054
*	Mama's Creations, Inc.	5,508	42,412
*	Mannatech, Inc.	500	5,725
	McCormick & Co., Inc. (MKC US)	176,036	13,595,260
	McCormick & Co., Inc. (MKC/V US)	8,596	662,150
*	Medifast, Inc.	17,621	276,650
#	MGP Ingredients, Inc.	30,287	1,094,269
*	Mission Produce, Inc.	38,275	455,090
#	Molson Coors Beverage Co., Class B	145,009	7,939,243
	Mondelez International, Inc., Class A	577,565	33,492,994
*	Monster Beverage Corp.	300,184	14,621,963
	National Beverage Corp.	92,365	3,883,948
*	Natural Alternatives International, Inc.	9,699	41,221
	Natural Grocers by Vitamin Cottage, Inc.	50,818	2,212,616
	Natural Health Trends Corp.	4,427	22,179
*	Nature's Sunshine Products, Inc.	37,029	515,073
	Nu Skin Enterprises, Inc., Class A	4,801	31,447

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Oil-Dri Corp. of America	21,238	$892,421
	PepsiCo, Inc.	977,554	147,307,612
*	Performance Food Group Co.	275,753	24,903,253
	Philip Morris International, Inc.	635,337	82,720,877
#*	Pilgrim's Pride Corp.	192,549	8,961,230
*	Post Holdings, Inc.	125,799	13,354,822
	PriceSmart, Inc.	39,270	3,572,392
	Primo Brands Corp.	49,400	1,599,078
	Procter & Gamble Co.	1,494,389	248,053,630
	Reynolds Consumer Products, Inc.	44,200	1,220,362
	Seaboard Corp.	828	2,018,946
*	Seneca Foods Corp. (SENEA US), Class A	18,887	1,377,051
*»	Seneca Foods Corp. (SENEB US), Class B	1,662	121,692
*	Simply Good Foods Co.	139,441	5,298,758
	SpartanNash Co.	42,349	772,022
	Spectrum Brands Holdings, Inc.	65,145	5,508,661
*	Sprouts Farmers Market, Inc.	171,785	27,200,437
	Sysco Corp.	342,238	24,955,995
	Target Corp.	313,394	43,220,167
	Tootsie Roll Industries, Inc.	44,289	1,375,616
*	TreeHouse Foods, Inc.	59,099	2,040,097
	Turning Point Brands, Inc.	24,666	1,572,211
	Tyson Foods, Inc., Class A	211,919	11,971,304
*	U.S. Foods Holding Corp.	409,497	29,045,622
*	United Natural Foods, Inc.	129,013	3,836,847
	United-Guardian, Inc.	1,741	19,987
	Universal Corp.	43,354	2,302,964
*	USANA Health Sciences, Inc.	18,998	618,765
	Utz Brands, Inc.	45,505	607,947
	Village Super Market, Inc., Class A	19,632	669,648
#*	Vita Coco Co., Inc.	28,975	1,084,824
#*	Vital Farms, Inc.	40,187	1,763,205
	Walmart, Inc.	2,593,329	254,561,175
	WD-40 Co.	17,214	4,044,429
#	Weis Markets, Inc.	55,071	3,720,597
*	Willamette Valley Vineyards, Inc.	1,332	7,739
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	WK Kellogg Co.	56,060	$930,035
TOTAL CONSUMER STAPLES			2,078,484,912
ENERGY — (4.6%)
	Adams Resources & Energy, Inc.	3,234	122,730
*	Amplify Energy Corp.	65,372	349,086
	Antero Midstream Corp.	588,304	9,436,396
*	Antero Resources Corp.	340,017	12,689,434
	APA Corp.	239,744	5,257,586
	Archrock, Inc.	473,845	13,310,306
	Ardmore Shipping Corp.	81,498	967,381
	Baker Hughes Co.	588,091	27,158,042
	Berry Corp.	122,200	532,792
*	Bristow Group, Inc.	40,242	1,342,876
#	Cactus, Inc., Class A	64,311	3,840,010
#	California Resources Corp.	102,221	5,029,273
#*	Centrus Energy Corp., Class A	12,401	1,020,602
	ChampionX Corp.	120,777	3,459,053
	Cheniere Energy, Inc.	149,180	33,364,107
	Chevron Corp.	1,195,783	178,398,866
*	Clean Energy Fuels Corp.	302,984	1,002,877
*	CNX Resources Corp.	318,040	8,707,935
#*	Comstock Resources, Inc.	46,810	868,794
	ConocoPhillips	1,260,170	124,542,601
#	Core Laboratories, Inc.	28,599	485,325
#	Core Natural Resources, Inc.	123,105	11,121,306
	Coterra Energy, Inc.	1,087,859	30,155,452
	Crescent Energy Co., Class A	48,654	732,729
	CVR Energy, Inc.	21,336	404,317
#	Delek U.S. Holdings, Inc.	63,263	1,129,877
	Devon Energy Corp.	878,701	29,963,704
	DHT Holdings, Inc.	372,797	4,220,062
	Diamondback Energy, Inc.	220,982	36,320,602
*	DMC Global, Inc.	31,758	258,510
	Dorian LPG Ltd.	86,855	2,087,994
*	DT Midstream, Inc.	133,219	13,465,777
*	Encore Energy Corp.	5,489	18,169
	Energy Services of America Corp.	14,777	177,472
	EOG Resources, Inc.	500,872	63,004,689
	Epsilon Energy Ltd.	60,463	363,987
	EQT Corp.	476,829	24,375,498

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Evolution Petroleum Corp.	62,663	$332,741
	Excelerate Energy, Inc., Class A	4,589	137,073
	Expand Energy Corp.	238,429	24,224,386
*	Expro Group Holdings NV	65,808	831,155
	Exxon Mobil Corp.	3,603,758	384,989,467
*	Forum Energy Technologies, Inc.	14,479	262,359
	FutureFuel Corp.	4,197	22,916
#*	Geospace Technologies Corp.	10,582	96,190
	Granite Ridge Resources, Inc.	3,091	19,133
#*	Green Plains, Inc.	65,930	588,755
*	Gulf Island Fabrication, Inc.	2,022	14,498
*	Gulfport Energy Corp.	16,031	2,861,694
*	Hallador Energy Co.	8,905	95,551
	Halliburton Co.	822,633	21,404,911
*	Helix Energy Solutions Group, Inc.	264,929	2,124,731
#	Helmerich & Payne, Inc.	113,188	3,575,609
	Hess Corp.	230,914	32,103,973
	HF Sinclair Corp.	309,128	11,153,338
*	Innovex International, Inc.	8,299	129,298
#	International Seaways, Inc.	73,620	2,867,499
	Kinder Morgan, Inc.	1,165,002	32,014,255
#	Kinetik Holdings, Inc.	36,392	2,344,737
*	Kosmos Energy Ltd.	156,646	498,134
	Liberty Energy, Inc.	309,163	5,660,775
#	Magnolia Oil & Gas Corp., Class A	289,721	6,866,388
*	Mammoth Energy Services, Inc.	27,003	80,739
	Marathon Petroleum Corp.	381,020	55,518,424
	Matador Resources Co.	308,984	17,921,072
	Mexco Energy Corp.	4,333	52,412
	Murphy Oil Corp.	213,879	5,695,598
*	Nabors Industries Ltd.	12,059	690,016
	NACCO Industries, Inc., Class A	10,033	317,344
*	Natural Gas Services Group, Inc.	32,924	861,621
#	New Fortress Energy, Inc.	14,050	210,750
#	Noble Corp. PLC	116,721	3,740,908
	Nordic American Tankers Ltd.	291,261	786,405
#	Northern Oil & Gas, Inc.	135,747	4,880,105
		Shares	Value†
ENERGY — (Continued)
	NOV, Inc.	139,283	$2,012,639
*	NPK International, Inc.	178,323	1,233,995
#	Occidental Petroleum Corp.	698,169	32,569,584
*	Oceaneering International, Inc.	224,425	5,576,961
*	Oil States International, Inc.	110,400	560,832
#	ONEOK, Inc.	565,985	54,996,716
	Ovintiv, Inc.	260,358	10,992,315
*	Par Pacific Holdings, Inc.	75,826	1,267,811
	PBF Energy, Inc., Class A	143,739	4,205,803
#	Peabody Energy Corp.	100,129	1,817,341
	Permian Resources Corp.	627,543	9,193,505
	Phillips 66	302,239	35,624,911
	PHX Minerals, Inc.	57,379	216,319
*	PrimeEnergy Resources Corp.	843	183,690
*	ProPetro Holding Corp.	152,342	1,352,797
	Range Resources Corp.	421,322	15,605,767
	Ranger Energy Services, Inc., Class A	29,454	482,751
*	REX American Resources Corp.	34,281	1,430,203
	Riley Exploration Permian, Inc.	1,793	59,438
	RPC, Inc.	46,911	287,564
	SandRidge Energy, Inc.	36,068	427,406
	Schlumberger NV	734,158	29,571,884
	Scorpio Tankers, Inc.	94,268	4,489,042
*	SEACOR Marine Holdings, Inc.	41,604	282,075
*	Seadrill Ltd.	43,360	1,567,898
#	Select Water Solutions, Inc.	209,702	2,621,275
	SFL Corp. Ltd.	241,084	2,543,436
	Sitio Royalties Corp., Class A	35,514	715,252
	SM Energy Co.	171,411	6,506,762
	Solaris Energy Infrastructure, Inc.	42,219	1,152,157
*	Stabilis Solutions, Inc.	2,642	20,079
*	Talos Energy, Inc.	131,703	1,306,494
	Targa Resources Corp.	242,766	47,776,349
	TechnipFMC PLC	539,026	16,197,731
	Teekay Corp. Ltd.	109,481	781,694
	Teekay Tankers Ltd., Class A	69,546	2,915,368

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	TETRA Technologies, Inc.	91,487	$379,671
#	Texas Pacific Land Corp.	3,783	4,907,194
#*	Tidewater, Inc.	74,980	4,132,148
#*	Transocean Ltd.	413,038	1,619,109
#*	Uranium Energy Corp.	139,314	983,557
	VAALCO Energy, Inc.	40,414	165,697
#*	Valaris Ltd.	77,369	3,709,070
	Valero Energy Corp.	416,760	55,429,080
*	Vital Energy, Inc.	3,742	119,370
#	Vitesse Energy, Inc.	61,130	1,582,044
	Weatherford International PLC	78,876	4,965,244
	Williams Cos., Inc.	1,023,874	56,753,336
	World Kinect Corp.	124,028	3,506,272
TOTAL ENERGY			1,712,458,813
FINANCIALS — (16.4%)
	1st Source Corp.	52,420	3,287,782
*	Acacia Research Corp.	114,844	500,720
	Acadian Asset Management, Inc.	65,502	1,632,310
	ACNB Corp.	14,313	588,264
	Affiliated Managers Group, Inc.	35,352	6,644,055
*	Affinity Bancshares, Inc.	8,297	151,420
*	Affirm Holdings, Inc.	81,200	4,958,884
	Aflac, Inc.	378,948	40,691,436
	Alerus Financial Corp.	10,949	231,462
	Allstate Corp.	245,952	47,303,948
	Ally Financial, Inc.	528,777	20,606,440
	Amalgamated Financial Corp.	46,392	1,620,936
*	Ambac Financial Group, Inc.	51,615	600,282
	Amerant Bancorp, Inc.	37,732	875,382
	American Coastal Insurance Corp.	11,492	140,087
	American Express Co.	390,463	123,952,479
	American Financial Group, Inc.	120,375	16,438,410
	American International Group, Inc.	626,222	46,127,513
	Ameriprise Financial, Inc.	106,786	58,023,241
	Ameris Bancorp	138,321	9,080,774
	AMERISAFE, Inc.	32,642	1,632,753
	AmeriServ Financial, Inc.	8,436	22,862
	Ames National Corp.	1,136	20,596
	Aon PLC, Class A	113,269	42,002,411
#	Apollo Global Management, Inc.	156,296	26,723,490
		Shares	Value†
FINANCIALS — (Continued)
	Arch Capital Group Ltd.	365,322	$34,000,519
	ARES Management Corp., Class A	54,844	10,871,178
	Arrow Financial Corp.	17,452	464,398
	Arthur J Gallagher & Co.	108,245	32,670,506
#	Artisan Partners Asset Management, Inc., Class A	77,502	3,463,564
	Associated Banc-Corp.	272,106	6,840,745
	Associated Capital Group, Inc., Class A	4,191	153,265
	Assurant, Inc.	86,759	18,669,669
	Assured Guaranty Ltd.	126,709	11,986,671
	Atlantic American Corp.	2,737	4,626
#	Atlantic Union Bankshares Corp.	100,901	3,811,031
*	Atlanticus Holdings Corp.	19,232	1,143,727
	Auburn National BanCorp, Inc.	2,633	56,215
*	AvidXchange Holdings, Inc.	182,342	1,932,825
	Axis Capital Holdings Ltd.	141,267	12,858,122
*	Axos Financial, Inc.	110,770	7,746,146
#*	Baldwin Insurance Group, Inc.	44,998	1,842,668
	BancFirst Corp.	61,993	7,382,126
#*	Bancorp, Inc.	129,404	7,901,408
	Bank of America Corp.	3,912,477	181,147,685
	Bank of Hawaii Corp.	41,337	3,080,020
	Bank of Marin Bancorp	9,928	250,881
	Bank of New York Mellon Corp.	467,865	40,203,639
	Bank of NT Butterfield & Son Ltd.	51,516	1,890,122
	Bank of the James Financial Group, Inc.	3,363	46,073
	Bank OZK	166,416	8,452,269
	Bank7 Corp.	2,632	113,071
	BankFinancial Corp.	22,978	309,743
	BankUnited, Inc.	85,379	3,509,931
	Bankwell Financial Group, Inc.	9,630	300,263
	Banner Corp.	72,224	5,104,070
	Bar Harbor Bankshares	27,269	863,882
	BayCom Corp.	20,776	581,520
	BCB Bancorp, Inc.	30,485	330,153
*	Berkshire Hathaway, Inc., Class B	954,456	447,324,894

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Berkshire Hills Bancorp, Inc.	88,997	$2,617,402
	BGC Group, Inc., Class A	440,515	4,202,513
	Blackrock, Inc.	61,690	66,347,595
	Blackstone, Inc.	209,625	37,126,684
*	Block, Inc.	196,700	17,864,294
*	Blue Foundry Bancorp	29,554	288,151
*	BM Technologies, Inc.	1,011	5,055
	BOK Financial Corp.	81,414	8,989,734
	Bread Financial Holdings, Inc.	82,737	5,239,734
	Bridge Investment Group Holdings, Inc., Class A	21,757	174,274
*	Bridgewater Bancshares, Inc.	22,825	322,289
*	Brighthouse Financial, Inc.	42,243	2,606,816
	Brookline Bancorp, Inc.	163,466	1,999,189
	Brown & Brown, Inc.	249,639	26,127,218
	Burke & Herbert Financial Services Corp.	10,553	678,663
	Business First Bancshares, Inc.	11,738	316,809
*	BV Financial, Inc.	4,641	70,729
	Byline Bancorp, Inc.	34,323	1,007,037
	C&F Financial Corp.	3,812	291,313
	Cadence Bank	226,319	7,966,429
*	California BanCorp	2,613	43,376
	Camden National Corp.	19,005	862,067
*	Cantaloupe, Inc.	11,909	96,939
	Capital Bancorp, Inc.	6,836	212,053
	Capital City Bank Group, Inc.	34,347	1,267,061
	Capital One Financial Corp.	272,221	55,454,140
	Capitol Federal Financial, Inc.	291,665	1,735,407
#	Carlyle Group, Inc.	239,056	13,425,385
*	Carter Bankshares, Inc.	27,375	482,347
	Cass Information Systems, Inc.	17,765	731,740
	Cathay General Bancorp	129,800	6,164,202
	CB Financial Services, Inc.	1,493	44,491
	Cboe Global Markets, Inc.	91,390	18,673,719
*	CCUR Holdings, Inc.	1	2,000
	Central Pacific Financial Corp.	56,790	1,697,453
	CF Bankshares, Inc.	3,744	91,503
		Shares	Value†
FINANCIALS — (Continued)
	Charles Schwab Corp.	573,157	$47,411,547
	Chemung Financial Corp.	6,655	336,410
#	ChoiceOne Financial Services, Inc.	1,826	61,189
#	Chubb Ltd.	227,406	61,827,143
	Cincinnati Financial Corp.	131,496	18,021,527
	Citigroup, Inc.	692,112	56,358,680
	Citizens & Northern Corp.	29,752	634,610
	Citizens Community Bancorp, Inc.	18,370	290,981
	Citizens Financial Group, Inc.	364,457	17,337,219
#*	Citizens, Inc.	12,883	63,513
#	City Holding Co.	31,756	3,751,336
	Civista Bancshares, Inc.	32,428	715,362
	CME Group, Inc.	135,048	31,941,553
	CNB Financial Corp.	41,093	1,039,653
	CNO Financial Group, Inc.	178,117	7,113,993
*	Coastal Financial Corp.	26,487	2,362,111
#	Cohen & Steers, Inc.	85,298	7,559,962
*	Coinbase Global, Inc., Class A	58,183	16,950,453
	Colony Bankcorp, Inc.	12,083	203,599
	Columbia Banking System, Inc.	31,595	881,500
#*	Columbia Financial, Inc.	69,180	1,023,172
	Comerica, Inc.	142,539	9,595,725
	Commerce Bancshares, Inc.	235,870	15,756,116
	Community Financial System, Inc.	81,224	5,322,609
	Community Trust Bancorp, Inc.	53,596	2,867,922
	Community West Bancshares	25,402	495,085
	ConnectOne Bancorp, Inc.	72,347	1,833,273
*	Consumer Portfolio Services, Inc.	137,807	1,634,391
	Corebridge Financial, Inc.	286,492	9,671,970
*	Corpay, Inc.	87,994	33,480,837
	Crawford & Co. (CRD/A US), Class A	86,071	1,033,713
	Crawford & Co. (CRD/B US), Class B	47,154	554,059
*	Credit Acceptance Corp.	19,114	9,705,516

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	CrossFirst Bankshares, Inc.	56,683	$920,532
#	Cullen/Frost Bankers, Inc.	102,909	14,345,515
*	Customers Bancorp, Inc.	55,910	3,185,752
	CVB Financial Corp.	209,681	4,369,752
*	Dave, Inc.	1,221	116,996
	Diamond Hill Investment Group, Inc.	4,352	652,974
	DigitalBridge Group, Inc.	178,387	1,956,905
	Dime Community Bancshares, Inc.	70,511	2,202,059
	Discover Financial Services	219,616	44,162,581
	Donegal Group, Inc. (DGICA US), Class A	86,728	1,286,176
	Donegal Group, Inc. (DGICB US), Class B	2,147	30,702
*	Donnelley Financial Solutions, Inc.	63,953	4,244,561
	Eagle Bancorp Montana, Inc.	2,666	41,056
	Eagle Bancorp, Inc.	9,342	244,854
	East West Bancorp, Inc.	200,070	20,601,208
	Eastern Bankshares, Inc.	57,473	1,055,204
*	eHealth, Inc.	8,121	80,723
	Employers Holdings, Inc.	52,597	2,585,669
	Enact Holdings, Inc.	3,358	113,433
*	Encore Capital Group, Inc.	58,645	2,902,927
*	Enova International, Inc.	84,162	9,453,076
*	Enstar Group Ltd.	32,164	10,517,306
	Enterprise Bancorp, Inc.	14,956	633,087
	Enterprise Financial Services Corp.	68,314	4,087,910
	Equitable Holdings, Inc.	495,360	26,957,491
	Equity Bancshares, Inc., Class A	26,825	1,169,570
	Erie Indemnity Co., Class A	32,468	13,082,981
#	Esquire Financial Holdings, Inc.	15,778	1,410,080
	ESSA Bancorp, Inc.	9,594	200,611
	Essent Group Ltd.	176,108	10,258,291
*	Euronet Worldwide, Inc.	71,012	6,994,682
		Shares	Value†
FINANCIALS — (Continued)
	Evans Bancorp, Inc.	2,105	$91,273
	Evercore, Inc., Class A	70,215	20,451,523
	Everest Group Ltd.	40,663	14,130,799
#	EVERTEC, Inc.	112,423	3,650,375
*	EZCORP, Inc., Class A	133,758	1,606,434
	F&G Annuities & Life, Inc.	36,803	1,689,626
	FactSet Research Systems, Inc.	35,139	16,670,293
	Farmers & Merchants Bancorp, Inc.	6,977	189,565
	Farmers National Banc Corp.	16,403	225,705
	FB Financial Corp.	82,747	4,369,869
	Federal Agricultural Mortgage Corp. (AGM US), Class C	18,619	3,682,466
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	1,374	206,086
	Federated Hermes, Inc.	207,946	8,270,012
	Fidelity National Financial, Inc.	302,183	17,577,985
	Fidelity National Information Services, Inc.	341,352	27,809,947
#	Fifth Third Bancorp	628,365	27,842,853
	Financial Institutions, Inc.	28,787	759,113
	Finward Bancorp	1,270	33,744
*	Finwise Bancorp	11,312	209,611
	First American Financial Corp.	180,593	11,417,089
	First BanCorp	464,247	9,637,768
	First Bancorp, Inc.	20,479	529,177
	First Bancorp/Southern Pines NC	87,924	3,880,086
	First Bancshares, Inc.	50,736	1,945,726
	First Bank	23,604	359,017
	First Busey Corp.	105,327	2,557,340
	First Business Financial Services, Inc.	16,313	842,730
	First Capital, Inc.	3,880	122,608
	First Citizens BancShares, Inc., Class A	13,728	30,265,984
	First Commonwealth Financial Corp.	226,842	3,783,725
	First Community Bankshares, Inc.	35,111	1,522,764
	First Community Corp.	2,034	52,742

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bancorp	169,494	$4,749,222
	First Financial Bankshares, Inc.	211,177	7,868,455
	First Financial Corp.	23,079	1,112,177
	First Financial Northwest, Inc.	14,137	298,856
	First Foundation, Inc.	80,881	416,537
	First Hawaiian, Inc.	13,700	378,394
#	First Horizon Corp.	728,194	15,940,167
	First Internet Bancorp	18,211	593,132
	First Interstate BancSystem, Inc., Class A	58,551	1,929,255
	First Merchants Corp.	59,546	2,646,224
	First Mid Bancshares, Inc.	32,608	1,236,821
	First National Corp.	1,787	45,390
	First Northwest Bancorp	11,235	123,023
	First of Long Island Corp.	800	10,400
	First Savings Financial Group, Inc.	2,715	67,223
*	First Seacoast Bancorp, Inc.	23	236
	First U.S. Bancshares, Inc.	5,297	65,153
	First United Corp.	12,304	400,864
*	First Western Financial, Inc.	1,084	22,872
	FirstCash Holdings, Inc.	72,932	7,960,528
*	Fiserv, Inc.	253,288	54,720,340
	Five Star Bancorp	5,003	152,141
	Flushing Financial Corp.	46,461	648,131
*	Flywire Corp.	31,960	617,787
	FNB Corp.	463,904	7,278,654
	Franklin Financial Services Corp.	5,318	183,950
#	Franklin Resources, Inc.	149,720	3,329,773
	FS Bancorp, Inc.	18,178	735,118
	Fulton Financial Corp.	344,571	7,008,574
*	FVCBankcorp, Inc.	10,930	131,925
*	Genworth Financial, Inc.	459,413	3,321,556
	German American Bancorp, Inc.	61,568	2,544,605
#	Glacier Bancorp, Inc.	172,034	8,544,929
	Global Payments, Inc.	186,151	21,007,140
	Globe Life, Inc.	110,398	13,478,492
	Goldman Sachs Group, Inc.	176,078	112,760,351
#	Goosehead Insurance, Inc., Class A	12,383	1,327,086
		Shares	Value†
FINANCIALS — (Continued)
	Great Southern Bancorp, Inc.	25,144	$1,478,216
	Greene County Bancorp, Inc.	339	8,984
*	Greenlight Capital Re Ltd., Class A	53,364	720,414
	Guaranty Bancshares, Inc.	17,645	725,386
*	Hagerty, Inc., Class A	1,396	13,527
	Hamilton Lane, Inc., Class A	37,962	6,042,791
	Hancock Whitney Corp.	144,368	8,624,544
	Hanmi Financial Corp.	61,456	1,476,173
	Hanover Insurance Group, Inc.	71,834	10,997,067
	HarborOne Bancorp, Inc.	71,823	780,716
	Hartford Financial Services Group, Inc.	430,639	48,037,780
	Hawthorn Bancshares, Inc.	11,816	386,383
	HBT Financial, Inc.	4,919	119,630
#	HCI Group, Inc.	23,644	2,882,913
	Heartland Financial USA, Inc.	90,704	5,865,828
	Heritage Commerce Corp.	46,785	453,347
	Heritage Financial Corp.	70,327	1,807,404
*	Heritage Insurance Holdings, Inc.	38,448	423,312
	Hilltop Holdings, Inc.	140,544	4,241,618
#	Hingham Institution For Savings	3,148	803,527
*	Hippo Holdings, Inc.	963	26,964
	Home Bancorp, Inc.	12,605	632,771
	Home BancShares, Inc.	246,319	7,436,371
	Home Federal Bancorp, Inc. of Louisiana	2,148	27,344
*	HomeStreet, Inc.	14,705	148,079
	HomeTrust Bancshares, Inc.	3,257	119,760
	Hope Bancorp, Inc.	241,363	2,814,293
	Horace Mann Educators Corp.	84,260	3,254,964
	Horizon Bancorp, Inc.	86,307	1,449,095
	Houlihan Lokey, Inc.	85,808	15,593,030
	Huntington Bancshares, Inc.	1,334,654	22,956,049
*	I3 Verticals, Inc., Class A	37,499	933,350
*	ICC Holdings, Inc.	1,000	23,080
	IF Bancorp, Inc.	982	22,782

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp. (IBCP US)	40,534	$1,475,438
	Independent Bank Corp. (INDB US)	59,968	4,027,451
	Interactive Brokers Group, Inc., Class A	37,025	8,050,716
	Intercontinental Exchange, Inc.	251,052	40,125,641
	International Bancshares Corp.	132,955	8,760,405
*	International Money Express, Inc.	57,762	1,092,279
	Invesco Ltd.	237,234	4,562,010
	Investors Title Co.	3,641	820,499
	Jack Henry & Associates, Inc.	66,683	11,608,843
#	Jackson Financial, Inc., Class A	65,256	6,149,725
	Janus Henderson Group PLC	189,838	8,529,421
	Jefferies Financial Group, Inc.	347,509	26,719,967
	JPMorgan Chase & Co.	2,201,688	588,511,202
	Kearny Financial Corp.	101,853	702,786
	Kemper Corp.	98,234	6,599,360
*	Kentucky First Federal Bancorp	6,573	20,311
#	KeyCorp	623,452	11,209,667
*	Kingstone Cos., Inc.	931	15,818
*	Kingsway Financial Services, Inc.	1,318	10,676
#	Kinsale Capital Group, Inc.	25,262	11,164,288
	KKR & Co., Inc.	223,300	37,306,731
	Lake Shore Bancorp, Inc.	3,574	55,897
#	Lakeland Financial Corp.	54,013	3,675,045
	Landmark Bancorp, Inc.	7,969	188,307
#	Lazard, Inc.	54,954	2,987,849
	LCNB Corp.	10,519	162,624
*	LendingClub Corp.	252,079	3,400,546
*	LendingTree, Inc.	13,421	603,006
	Lincoln National Corp.	213,001	7,489,115
	Live Oak Bancshares, Inc.	94,865	3,366,759
	Loews Corp.	227,665	19,453,974
	LPL Financial Holdings, Inc.	88,990	32,649,541
	M&T Bank Corp.	98,280	19,777,867
	Magyar Bancorp, Inc.	5,872	84,204
*	Markel Group, Inc.	10,873	19,884,325
	MarketAxess Holdings, Inc.	26,420	5,829,045
		Shares	Value†
FINANCIALS — (Continued)
*	Marqeta, Inc., Class A	341,468	$1,314,652
	Marsh & McLennan Cos., Inc.	297,099	64,434,831
	Mastercard, Inc., Class A	511,224	283,949,146
	Mercantile Bank Corp.	34,629	1,690,241
	Merchants Bancorp	22,081	925,856
	Mercury General Corp.	87,017	4,336,927
	Meridian Corp.	12,316	205,924
	MetLife, Inc.	426,707	36,914,423
	Metrocity Bankshares, Inc.	6,183	190,807
*	Metropolitan Bank Holding Corp.	4,704	301,668
	MGIC Investment Corp.	325,362	8,309,745
	Mid Penn Bancorp, Inc.	17,986	541,738
	Middlefield Banc Corp.	11,702	303,199
	Midland States Bancorp, Inc.	30,221	582,056
	MidWestOne Financial Group, Inc.	30,215	955,700
	Moelis & Co., Class A	38,130	2,985,198
*	Moneylion, Inc.	1,534	133,427
	Moody's Corp.	88,674	44,287,343
#	Morgan Stanley	934,894	129,417,376
	Morningstar, Inc.	62,099	20,408,215
*	Mr. Cooper Group, Inc.	20,870	2,166,515
	MSCI, Inc.	45,780	27,320,131
	MVB Financial Corp.	20,795	405,710
	Nasdaq, Inc.	376,167	30,973,591
	National Bank Holdings Corp., Class A	80,445	3,469,593
	National Bankshares, Inc.	4,012	117,913
	Navient Corp.	395,851	5,411,283
#	NBT Bancorp, Inc.	99,854	4,756,046
*	NCR Atleos Corp.	111,031	3,537,448
	Nelnet, Inc., Class A	56,619	6,237,715
*	NerdWallet, Inc., Class A	49,576	707,945
*	NI Holdings, Inc.	21,302	321,660
	Nicolet Bankshares, Inc.	29,127	3,266,011
*	NMI Holdings, Inc.	157,596	6,086,358
	Northeast Bank	15,024	1,520,429
	Northeast Community Bancorp, Inc.	5,283	131,018
	Northern Trust Corp.	179,900	20,200,971
	Northfield Bancorp, Inc.	81,905	955,831
	Northrim BanCorp, Inc.	8,982	764,638
	Northwest Bancshares, Inc.	255,494	3,375,076

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Norwood Financial Corp.	10,362	$275,836
	Oak Valley Bancorp	12,060	311,992
	OceanFirst Financial Corp.	121,050	2,174,058
	OFG Bancorp	110,128	4,703,567
	Ohio Valley Banc Corp.	6,853	163,444
*	Old Market Capital Corp.	9,421	61,048
#	Old National Bancorp	387,660	9,245,691
	Old Republic International Corp.	490,431	17,939,966
	Old Second Bancorp, Inc.	76,257	1,432,869
	OneMain Holdings, Inc.	208,296	11,568,760
*	Onity Group, Inc.	11,671	421,557
	OP Bancorp	8,984	119,308
*	Open Lending Corp.	38,969	235,762
	Oppenheimer Holdings, Inc., Class A	13,697	942,628
	OppFi, Inc.	4,183	57,349
*	OptimumBank Holdings, Inc.	1,636	7,460
	Orange County Bancorp, Inc.	1,054	27,267
	Origin Bancorp, Inc.	37,592	1,425,489
	Orrstown Financial Services, Inc.	32,393	1,177,162
#*	Oscar Health, Inc., Class A	112,757	1,871,766
	Pacific Premier Bancorp, Inc.	61,492	1,592,643
*	Palomar Holdings, Inc.	35,578	3,837,799
#	Park National Corp.	30,495	5,175,306
	Parke Bancorp, Inc.	18,265	369,684
	Pathfinder Bancorp, Inc.	4,141	68,948
	Pathward Financial, Inc.	65,985	5,260,984
*	Paymentus Holdings, Inc., Class A	38,576	1,232,889
*	Payoneer Global, Inc.	444,443	4,711,096
*	PayPal Holdings, Inc.	415,554	36,809,773
*	Paysafe Ltd.	79,332	1,539,041
*	Paysign, Inc.	2,408	6,405
	PCB Bancorp	16,051	309,624
	Peapack-Gladstone Financial Corp.	32,318	1,022,865
	Penns Woods Bancorp, Inc.	6,404	194,874
	PennyMac Financial Services, Inc.	77,591	8,123,002
	Peoples Bancorp of North Carolina, Inc.	10,087	287,379
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp, Inc.	62,843	$2,051,824
	Peoples Financial Services Corp.	7,247	373,003
	Pinnacle Financial Partners, Inc.	120,045	14,978,015
*	Pioneer Bancorp, Inc.	14,070	162,931
	Piper Sandler Cos.	27,717	8,790,169
#	PJT Partners, Inc., Class A	19,890	3,281,253
	Plumas Bancorp	10,140	462,384
	PNC Financial Services Group, Inc.	220,907	44,391,262
*	Ponce Financial Group, Inc.	24,784	328,884
	Popular, Inc.	151,172	15,561,646
*	PRA Group, Inc.	71,819	1,587,918
#	Preferred Bank	34,165	3,121,314
	Premier Financial Corp.	58,000	1,614,140
	Primerica, Inc.	66,364	19,256,842
	Primis Financial Corp.	43,256	479,709
	Princeton Bancorp, Inc.	10,139	309,442
	Principal Financial Group, Inc.	241,425	19,905,491
*	Priority Technology Holdings, Inc.	4,161	39,530
*	ProAssurance Corp.	5,544	82,938
	PROG Holdings, Inc.	117,289	5,014,105
	Progressive Corp.	220,073	54,234,790
	Prosperity Bancshares, Inc.	106,783	8,542,640
*	Provident Bancorp, Inc.	9,530	111,596
	Provident Financial Holdings, Inc.	12,923	207,285
	Provident Financial Services, Inc.	164,191	3,049,027
	Prudential Financial, Inc.	435,994	52,650,635
	QCR Holdings, Inc.	34,604	2,690,807
	Radian Group, Inc.	132,571	4,510,065
	Raymond James Financial, Inc.	178,585	30,088,001
	RBB Bancorp	33,325	626,843
	Red River Bancshares, Inc.	1,695	94,581
	Regional Management Corp.	16,058	574,716
	Regions Financial Corp.	1,012,775	24,954,776
	Reinsurance Group of America, Inc.	76,308	17,387,541
*	Remitly Global, Inc.	25,325	595,137
	RenaissanceRe Holdings Ltd.	65,315	15,190,963
#	Renasant Corp.	121,137	4,709,807

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Repay Holdings Corp.	104,834	$783,110
	Republic Bancorp, Inc., Class A	33,127	2,168,162
*	Rhinebeck Bancorp, Inc.	4,151	41,593
	Richmond Mutual BanCorp, Inc.	8,015	115,576
	Riverview Bancorp, Inc.	50,914	287,155
	RLI Corp.	141,986	10,414,673
*	Robinhood Markets, Inc., Class A	179,508	9,325,441
*	Rocket Cos., Inc., Class A	38,289	482,441
	S&P Global, Inc.	123,314	64,297,153
	S&T Bancorp, Inc.	74,052	2,920,611
	Safety Insurance Group, Inc.	34,513	2,726,872
	Sandy Spring Bancorp, Inc.	87,834	2,971,424
	SB Financial Group, Inc.	8,465	189,362
	Seacoast Banking Corp. of Florida	94,819	2,697,601
*	Security National Financial Corp., Class A	31,576	390,595
	SEI Investments Co.	218,654	18,931,063
	Selective Insurance Group, Inc.	107,139	9,013,604
*	Selectquote, Inc.	7,020	30,256
#	ServisFirst Bancshares, Inc.	99,803	9,049,138
#*	Shift4 Payments, Inc., Class A	65,449	7,844,063
	Shore Bancshares, Inc.	37,751	617,229
	Sierra Bancorp	26,324	793,405
	Silvercrest Asset Management Group, Inc., Class A	14,147	261,719
	Simmons First National Corp., Class A	299,316	6,800,460
*	SiriusPoint Ltd.	284,802	4,146,717
*	Skyward Specialty Insurance Group, Inc.	13,639	603,935
	SLM Corp.	611,205	17,058,732
	SmartFinancial, Inc.	18,942	667,895
#*	SoFi Technologies, Inc.	1,061,098	16,744,126
	Sound Financial Bancorp, Inc.	3,278	173,275
	South Plains Financial, Inc.	6,125	220,071
*	Southern First Bancshares, Inc.	7,643	281,262
		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	11,863	$702,052
	Southern States Bancshares, Inc.	3,175	104,394
	Southside Bancshares, Inc.	36,523	1,147,918
	SouthState Corp.	90,081	9,511,653
	State Street Corp.	218,286	22,182,223
	Stellar Bancorp, Inc.	52,785	1,499,094
*	Sterling Bancorp, Inc.	40,006	188,428
	Stewart Information Services Corp.	59,412	3,873,068
	Stifel Financial Corp.	161,601	18,721,476
#	Stock Yards Bancorp, Inc.	61,436	4,528,448
*	StoneX Group, Inc.	53,935	5,906,961
	Summit State Bank	8,370	61,603
*	SWK Holdings Corp.	4,164	67,665
	Synchrony Financial	527,656	36,397,711
	Synovus Financial Corp.	189,295	10,680,024
#	T. Rowe Price Group, Inc.	174,833	20,441,474
	Territorial Bancorp, Inc.	2,388	21,564
*	Texas Capital Bancshares, Inc.	99,324	7,841,630
	TFS Financial Corp.	215,367	2,954,835
*	Third Coast Bancshares, Inc.	2,238	80,680
	Timberland Bancorp, Inc.	11,862	356,097
	Tiptree, Inc.	80,023	1,603,661
#*	Toast, Inc., Class A	176,961	7,241,244
	Tompkins Financial Corp.	14,555	1,019,869
	Towne Bank	69,980	2,503,185
	Tradeweb Markets, Inc., Class A	19,981	2,535,589
	Travelers Cos., Inc.	229,872	56,360,017
	TriCo Bancshares	45,246	1,984,942
*	Triumph Financial, Inc.	50,326	3,878,122
	Truist Financial Corp.	583,803	27,800,699
*	Trupanion, Inc.	8,654	410,546
	TrustCo Bank Corp.	39,203	1,260,768
	Trustmark Corp.	133,414	5,003,025
	U.S. Bancorp	977,697	46,714,363
#	UMB Financial Corp.	69,701	8,217,748
	Union Bankshares, Inc.	1,379	43,990
	United Bancorp, Inc.	5,663	70,844
	United Bancshares, Inc.	3,436	99,644
	United Bankshares, Inc.	141,305	5,440,242
	United Community Banks, Inc.	119,338	3,958,441

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Fire Group, Inc.	44,179	$1,096,081
	United Security Bancshares	17,660	169,006
	Unity Bancorp, Inc.	21,178	1,023,956
	Universal Insurance Holdings, Inc.	75,550	1,461,137
	Univest Financial Corp.	60,544	1,839,932
	Unum Group	281,779	21,485,649
	USCB Financial Holdings, Inc.	8,121	154,137
	Valley National Bancorp	617,849	6,351,488
	Value Line, Inc.	6,620	260,166
*	Velocity Financial, Inc.	13,161	244,005
	Veritex Holdings, Inc.	73,548	1,971,086
	Victory Capital Holdings, Inc., Class A	46,884	3,102,783
	Virginia National Bankshares Corp.	2,069	75,436
	Virtu Financial, Inc., Class A	105,266	4,216,956
	Virtus Investment Partners, Inc.	14,765	2,945,617
#	Visa, Inc., Class A	913,551	312,251,732
	Voya Financial, Inc.	182,238	12,937,076
	W.R. Berkley Corp.	395,532	23,269,148
	WaFd, Inc.	165,199	4,903,106
	Walker & Dunlop, Inc.	78,369	7,528,910
	Washington Trust Bancorp, Inc.	27,053	886,527
	Waterstone Financial, Inc.	49,498	680,103
	Webster Financial Corp.	295,129	17,778,571
	Wells Fargo & Co.	1,776,836	140,014,677
	WesBanco, Inc.	128,040	4,486,522
	West BanCorp, Inc.	29,738	652,154
	Westamerica BanCorp	52,668	2,726,096
	Western Alliance Bancorp	165,354	14,529,656
	Western New England Bancorp, Inc.	38,261	360,419
#	Western Union Co.	71,405	736,900
	Westwood Holdings Group, Inc.	17,313	266,447
*	WEX, Inc.	51,020	9,382,068
	White Mountains Insurance Group Ltd.	5,834	11,273,972
	Willis Towers Watson PLC	83,176	27,411,898
	Wintrust Financial Corp.	119,482	15,629,440
#	WisdomTree, Inc.	310,181	3,036,672
		Shares	Value†
FINANCIALS — (Continued)
*	World Acceptance Corp.	15,516	$2,190,239
	WSFS Financial Corp.	85,620	4,794,720
	WVS Financial Corp.	803	10,054
	Zions Bancorp NA	263,378	15,239,051
TOTAL FINANCIALS			6,109,001,016
HEALTH CARE — (8.9%)
	Abbott Laboratories	745,260	95,341,112
	AbbVie, Inc.	1,188,733	218,607,999
††	Abiomed, Inc.	26,621	415,554
#*	Absci Corp.	16,364	60,710
*	AC Immune SA	4,792	13,178
*	Acadia Healthcare Co., Inc.	108,421	4,890,871
*	ACADIA Pharmaceuticals, Inc.	53,550	999,243
*	AdaptHealth Corp.	91,069	985,367
#*	Adaptive Biotechnologies Corp.	167,739	1,299,977
*	Addus HomeCare Corp.	28,076	3,513,992
*	ADMA Biologics, Inc.	187,253	3,024,136
††	Aduro Biotech, Inc.	7,016	2,666
	Agilent Technologies, Inc.	129,989	19,695,933
*	Agios Pharmaceuticals, Inc.	48,210	1,657,942
*	Akero Therapeutics, Inc.	4,136	223,675
††	Albireo Pharma, Inc.	28,723	166,881
*	Align Technology, Inc.	25,063	5,491,554
*	Alkermes PLC	101,248	3,192,349
*	Alnylam Pharmaceuticals, Inc.	35,653	9,673,015
#*	Altimmune, Inc.	63,151	419,323
*	American Shared Hospital Services	797	2,455
	Amgen, Inc.	373,973	106,739,374
*	AMN Healthcare Services, Inc.	65,014	1,789,185
*	Amneal Pharmaceuticals, Inc.	233,873	1,931,791
*	Amphastar Pharmaceuticals, Inc.	12,090	421,578
*	AngioDynamics, Inc.	8,186	93,402
*	ANI Pharmaceuticals, Inc.	19,604	1,149,579
*	Anika Therapeutics, Inc.	22,225	379,159
*	Annexon, Inc.	40,873	156,952

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Aprea Therapeutics, Inc.	2,190	$8,716
*	Arcellx, Inc.	10,487	714,479
#*	Arcturus Therapeutics Holdings, Inc.	37,405	634,763
*	Arcus Biosciences, Inc.	119,489	1,541,408
#*	Artivion, Inc.	66,465	2,057,756
*	Arvinas, Inc.	22,672	399,254
#*	Astrana Health, Inc.	32,275	1,189,979
*	Aura Biosciences, Inc.	4,130	32,421
*	Avanos Medical, Inc.	49,996	860,931
*	Avantor, Inc.	162,462	3,619,653
*	Axogen, Inc.	63,336	1,153,349
*	Azenta, Inc.	57,045	3,083,282
	Baxter International, Inc.	266,823	8,687,757
*	Beam Therapeutics, Inc.	94,145	2,440,238
	Becton Dickinson & Co.	114,489	28,347,476
*	Biogen, Inc.	73,309	10,551,364
#*	BioLife Solutions, Inc.	93,880	2,563,393
*	BioMarin Pharmaceutical, Inc.	157,569	9,983,572
*	Bio-Rad Laboratories, Inc., Class A	21,633	7,806,917
*	Biote Corp., Class A	41,723	212,370
	Bio-Techne Corp.	112,938	8,306,590
*	Bioventus, Inc., Class A	3,840	41,011
*	Black Diamond Therapeutics, Inc.	1,569	4,111
*	Boston Scientific Corp.	530,072	54,258,170
	Bristol-Myers Squibb Co.	662,057	39,028,260
#*	Brookdale Senior Living, Inc.	260,066	1,204,106
	Bruker Corp.	232,721	13,532,726
	Cardinal Health, Inc.	216,292	26,746,669
*	Castle Biosciences, Inc.	34,964	988,432
*	Catalyst Pharmaceuticals, Inc.	144,288	3,255,137
*	Celcuity, Inc.	400	4,780
	Cencora, Inc.	149,912	38,109,130
*	Centene Corp.	360,439	23,078,909
*	Certara, Inc.	266,049	3,785,877
*	Charles River Laboratories International, Inc.	57,397	9,456,730
	Chemed Corp.	21,936	12,328,032
††	Chinook Therapeutics, Inc.	54,163	67,704
	Cigna Group	216,064	63,568,189
*	Codexis, Inc.	7,268	30,453
		Shares	Value†
HEALTH CARE — (Continued)
*	Collegium Pharmaceutical, Inc.	81,337	$2,612,544
*	Community Health Systems, Inc.	103,911	332,515
	Concentra Group Holdings Parent, Inc.	208,425	4,858,387
#	CONMED Corp.	44,505	3,194,569
*	Cooper Cos., Inc.	153,475	14,818,011
#*	Corcept Therapeutics, Inc.	171,686	11,489,227
*	CorVel Corp.	70,845	8,207,393
#*	CRISPR Therapeutics AG	92,857	3,861,923
*	Cross Country Healthcare, Inc.	52,782	961,688
*	Cullinan Therapeutics, Inc.	9,118	96,286
	CVS Health Corp.	438,642	24,774,500
*	Cytek Biosciences, Inc.	25,821	132,978
	Danaher Corp.	249,608	55,597,686
#*	DaVita, Inc.	136,507	24,052,533
*	Day One Biopharmaceuticals, Inc.	21,852	270,309
*	Definitive Healthcare Corp.	17,550	85,293
*	Denali Therapeutics, Inc.	87,894	2,047,930
	Dentsply Sirona, Inc.	107,423	2,122,678
*	Design Therapeutics, Inc.	2,582	12,523
*	Dexcom, Inc.	103,208	8,961,551
*	Disc Medicine, Inc.	2,583	144,131
*	Doximity, Inc., Class A	79,998	4,727,882
*	Dynavax Technologies Corp.	214,569	2,800,125
*	Edgewise Therapeutics, Inc.	25,330	709,747
*	Edwards Lifesciences Corp.	210,260	15,233,337
*	Elanco Animal Health, Inc.	463,016	5,570,083
*	Electromed, Inc.	5,226	179,774
	Elevance Health, Inc.	134,124	53,072,867
#	Eli Lilly & Co.	476,289	386,308,482
	Embecta Corp.	19,863	356,144
*	Emergent BioSolutions, Inc.	24,773	278,696
*	Enanta Pharmaceuticals, Inc.	4,018	20,532
	Encompass Health Corp.	201,471	20,000,026
*	Enhabit, Inc.	35,531	298,460
*	Enovis Corp.	25,415	1,193,997

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Ensign Group, Inc.	80,610	$11,257,993
*	Envista Holdings Corp.	114,672	2,353,069
*	Evolent Health, Inc., Class A	4,127	43,127
#*	Exact Sciences Corp.	64,434	3,611,526
*	Exelixis, Inc.	293,390	9,725,879
*	FONAR Corp.	11,430	180,023
*	Fortrea Holdings, Inc.	99,818	1,677,941
*	Fulcrum Therapeutics, Inc.	58,652	232,262
*	Fulgent Genetics, Inc.	11,851	197,201
*	GE HealthCare Technologies, Inc.	301,974	26,664,304
*	GeneDx Holdings Corp.	1,127	84,356
	Gilead Sciences, Inc.	817,781	79,488,313
*	Globus Medical, Inc., Class A	2,397	222,250
#*	GoodRx Holdings, Inc., Class A	126,048	601,249
#*	GRAIL, Inc.	6,353	192,369
*	Haemonetics Corp.	76,300	5,268,515
*	Halozyme Therapeutics, Inc.	66,773	3,782,023
*	Harmony Biosciences Holdings, Inc.	73,968	2,867,739
*	Harvard Bioscience, Inc.	100,799	172,366
	HCA Healthcare, Inc.	99,608	32,861,675
*	HealthEquity, Inc.	85,129	9,399,944
	HealthStream, Inc.	63,602	2,076,605
*	Henry Schein, Inc.	153,187	12,254,960
#*	Hims & Hers Health, Inc.	203,443	7,584,355
*	Hologic, Inc.	200,677	14,476,839
	Humana, Inc.	72,492	21,256,829
*	ICON PLC	4,967	988,830
*	ICU Medical, Inc.	10,009	1,645,079
*	IDEXX Laboratories, Inc.	40,087	16,918,718
#*	Illumina, Inc.	38,119	5,059,916
*	Incyte Corp.	45,092	3,344,023
*	InfuSystem Holdings, Inc.	25,741	208,245
*	Innoviva, Inc.	149,202	2,781,125
*	Inogen, Inc.	5,115	59,794
*	Inozyme Pharma, Inc.	14,435	20,786
*	Insmed, Inc.	42,464	3,251,893
#*	Inspire Medical Systems, Inc.	5,483	1,060,961
*	Instil Bio, Inc.	1,052	23,418
*	Insulet Corp.	17,917	4,987,734
*	Integer Holdings Corp.	70,300	9,998,066
*	Integra LifeSciences Holdings Corp.	56,492	1,474,441
#*	Intellia Therapeutics, Inc.	83,911	865,962
		Shares	Value†
HEALTH CARE — (Continued)
#*	Intuitive Surgical, Inc.	103,753	$59,334,266
*	Iovance Biotherapeutics, Inc.	16,500	96,525
*	IQVIA Holdings, Inc.	169,031	34,036,082
	iRadimed Corp.	6,081	360,056
*	iTeos Therapeutics, Inc.	50,391	379,948
*	Jasper Therapeutics, Inc.	745	4,515
*	Jazz Pharmaceuticals PLC	32,874	4,088,539
	Johnson & Johnson	1,207,598	183,736,036
*	Joint Corp.	33,568	370,926
*	KalVista Pharmaceuticals, Inc.	30,063	267,861
*	Kewaunee Scientific Corp.	4,457	286,585
*	Kiniksa Pharmaceuticals International PLC	39,043	765,243
*	Krystal Biotech, Inc.	26,932	4,302,118
*	Kura Oncology, Inc.	31,937	252,622
*	Kymera Therapeutics, Inc.	14,226	563,207
#	Labcorp Holdings, Inc.	92,172	23,024,566
*	Lantheus Holdings, Inc.	115,540	10,688,605
	LeMaitre Vascular, Inc.	22,375	2,168,809
*	LENSAR, Inc.	23,475	260,573
#	LENZ Therapeutics, Inc.	4,214	107,583
*	LifeStance Health Group, Inc.	16,005	127,560
*	Ligand Pharmaceuticals, Inc.	37,547	4,376,103
*	LivaNova PLC	38,652	1,930,667
*	MannKind Corp.	136,820	792,188
*	Masimo Corp.	47,812	8,330,285
*	MaxCyte, Inc.	57,887	261,070
	McKesson Corp.	66,558	39,585,371
*	Medpace Holdings, Inc.	36,494	12,741,880
	Medtronic PLC	435,456	39,548,114
*	MeiraGTx Holdings PLC	24,786	155,904
	Merck & Co., Inc.	1,066,745	105,415,741
*	Merit Medical Systems, Inc.	86,136	9,378,488
	Mesa Laboratories, Inc.	1,880	258,857
*	Mettler-Toledo International, Inc.	14,343	19,570,163
*	MiMedx Group, Inc.	9,037	78,622
††	Mirati Therapeutics, Inc.	10,076	30,026

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Moderna, Inc.	53,417	$2,105,698
*	Molina Healthcare, Inc.	66,098	20,517,480
*	Myriad Genetics, Inc.	113,652	1,439,971
*	Natera, Inc.	44,565	7,884,440
	National HealthCare Corp.	32,441	3,330,717
	National Research Corp.	16,853	280,940
*	Nautilus Biotechnology, Inc.	18,946	32,398
*	Neogen Corp.	10,337	118,462
*	NeoGenomics, Inc.	185,087	2,646,744
*††	Neoleukin Therapeutics, Inc.	3,638	0
*	Neurocrine Biosciences, Inc.	51,185	7,770,907
*	Nurix Therapeutics, Inc.	1,758	34,650
*	Olema Pharmaceuticals, Inc.	72,069	440,342
*»	OmniAb, Inc. (2200963D US)	12,217	0
*»	OmniAb, Inc. (2200964D US)	12,217	0
#*	OmniAb, Inc. (OABI UQ)	128,367	413,342
*	Omnicell, Inc.	36,421	1,638,581
*††	Opiant Pharmaceuticals, Inc.	3,087	0
*	OptimizeRx Corp.	1,149	6,377
*	Option Care Health, Inc.	87,266	2,698,265
*	Oramed Pharmaceuticals, Inc.	3,131	7,013
*	OraSure Technologies, Inc.	103,715	416,934
*	Organogenesis Holdings, Inc.	5,753	21,171
#	Organon & Co.	96,575	1,502,707
*	ORIC Pharmaceuticals, Inc.	11,220	116,912
*	Orthofix Medical, Inc.	2,980	54,623
*	OrthoPediatrics Corp.	24,588	590,112
*	Owens & Minor, Inc.	115,519	1,644,991
	Patterson Cos., Inc.	69,907	2,163,622
*††	PDL BioPharma, Inc.	309,383	179,442
*	Pediatrix Medical Group, Inc.	2,900	40,542
*	Pennant Group, Inc.	34,381	910,065
*	Penumbra, Inc.	20,440	5,456,867
*	Performant Healthcare, Inc.	21,017	49,600
#	Perrigo Co. PLC	88,911	2,214,773
		Shares	Value†
HEALTH CARE — (Continued)
*	Personalis, Inc.	17,005	$88,766
	Pfizer, Inc.	1,726,180	45,778,294
	Phibro Animal Health Corp., Class A	33,194	723,961
»	Poseida Therapeutics, Inc.	24,504	12,252
#	Premier, Inc., Class A	169,806	3,847,804
*	Prestige Consumer Healthcare, Inc.	104,602	8,030,296
*	Privia Health Group, Inc.	6,344	144,960
*	Pro-Dex, Inc.	7,945	301,672
#*	Prothena Corp. PLC	47,579	677,049
*	Pulmonx Corp.	62,538	355,216
*	Puma Biotechnology, Inc.	15,715	45,416
*	Quanterix Corp.	14,102	129,597
	Quest Diagnostics, Inc.	150,731	24,584,226
*	QuidelOrtho Corp.	40,300	1,751,438
#*	RadNet, Inc.	73,607	4,819,050
*	Regeneron Pharmaceuticals, Inc.	45,030	30,304,289
*	REGENXBIO, Inc.	568	4,584
*	Repligen Corp.	40,491	6,730,009
*	Replimune Group, Inc.	8,500	118,830
#	ResMed, Inc.	80,564	19,027,606
	Revvity, Inc.	108,323	13,662,780
*	Rezolute, Inc.	5,139	26,980
*	Rockwell Medical, Inc.	3,310	6,752
	Royalty Pharma PLC, Class A	91,010	2,874,096
*	RxSight, Inc.	14,193	480,717
*	Sarepta Therapeutics, Inc.	54,677	6,217,868
	Select Medical Holdings Corp.	258,281	5,080,387
#*	Semler Scientific, Inc.	10,631	552,387
*	Sensus Healthcare, Inc.	11,506	94,752
*	SI-BONE, Inc.	4,536	76,023
	SIGA Technologies, Inc.	123,214	736,820
*	Sight Sciences, Inc.	34,102	95,486
#	Simulations Plus, Inc.	16,456	564,770
*	Solid Biosciences, Inc.	9,317	29,628
*	Solventum Corp.	58,329	4,319,846
*	Sotera Health Co.	23,901	327,683
*	STAAR Surgical Co.	40,207	972,607
	STERIS PLC	80,675	17,800,939
	Stryker Corp.	133,119	52,088,134
#*	Summit Therapeutics, Inc.	24,137	518,946
*	Supernus Pharmaceuticals, Inc.	114,906	4,408,943
#*	Surgery Partners, Inc.	79,507	2,026,633

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Surmodics, Inc.	21,948	$747,110
*	Tactile Systems Technology, Inc.	41,837	732,566
*	Tango Therapeutics, Inc.	6,547	19,510
*	Tectonic Therapeutic, Inc.	112	6,064
	Teleflex, Inc.	36,897	6,650,315
*	Tenet Healthcare Corp.	162,661	22,917,308
*	Terns Pharmaceuticals, Inc.	90,713	404,580
*	Theravance Biopharma, Inc.	43,321	406,351
	Thermo Fisher Scientific, Inc.	148,560	88,801,740
*	Third Harmonic Bio, Inc.	1,616	8,500
*	Trevi Therapeutics, Inc.	8,010	31,559
*	TruBridge, Inc.	1,910	47,406
*	TScan Therapeutics, Inc.	3,016	7,751
#	U.S. Physical Therapy, Inc.	19,198	1,703,055
*	UFP Technologies, Inc.	11,144	3,060,811
*	United Therapeutics Corp.	56,215	19,741,022
	UnitedHealth Group, Inc.	450,705	244,502,955
	Universal Health Services, Inc., Class B	117,935	22,237,824
	Utah Medical Products, Inc.	5,390	330,030
*	Vanda Pharmaceuticals, Inc.	36,602	161,415
*	Varex Imaging Corp.	47,038	646,302
*	Vaxcyte, Inc.	5,576	492,472
*	Veeva Systems, Inc., Class A	48,960	11,420,410
*	Veracyte, Inc.	151,610	6,895,223
#*	Vericel Corp.	17,640	1,032,646
*	Vertex Pharmaceuticals, Inc.	85,019	39,251,572
	Viatris, Inc.	540,186	6,093,298
*	Vir Biotechnology, Inc.	4,291	44,626
*	Voyager Therapeutics, Inc.	55,314	301,461
*	Waters Corp.	51,456	21,378,939
	West Pharmaceutical Services, Inc.	49,224	16,812,457
*	XBiotech, Inc.	1,680	5,813
*	Xencor, Inc.	111,345	2,035,387
		Shares	Value†
HEALTH CARE — (Continued)
*	Xenon Pharmaceuticals, Inc.	5,299	$211,854
*	XOMA Royalty Corp.	803	21,368
	Zimmer Biomet Holdings, Inc.	95,864	10,495,191
*	Zimvie, Inc.	30,030	415,615
	Zoetis, Inc.	257,028	43,926,085
*	Zymeworks, Inc.	62,006	905,288
TOTAL HEALTH CARE			3,296,377,319
INDUSTRIALS — (12.3%)
*	3D Systems Corp.	1,500	5,400
	3M Co.	233,316	35,510,695
	A.O. Smith Corp.	194,336	13,078,813
	AAON, Inc.	103,243	12,015,420
*	AAR Corp.	88,516	5,997,844
	ABM Industries, Inc.	129,940	6,933,598
	ACCO Brands Corp.	200,242	1,053,273
	Acme United Corp.	4,368	158,340
	Acuity Brands, Inc.	51,134	16,996,430
*	ACV Auctions, Inc., Class A	119,078	2,519,691
	Advanced Drainage Systems, Inc.	119,804	14,485,502
	AECOM	151,570	15,981,541
#*	AeroVironment, Inc.	25,463	4,587,159
#	AGCO Corp.	150,039	15,668,573
	Air Lease Corp.	238,354	11,011,955
*	Air Transport Services Group, Inc.	98,853	2,196,514
	Alamo Group, Inc.	22,524	4,179,553
*	Alaska Air Group, Inc.	131,785	9,653,251
	Albany International Corp., Class A	55,813	4,506,900
	Alight, Inc., Class A	119,722	820,096
#	Allegiant Travel Co.	10,567	1,082,378
	Allegion PLC	89,351	11,859,558
	Allient, Inc.	27,953	704,695
#	Allison Transmission Holdings, Inc.	216,026	25,391,696
*	Alpha Pro Tech Ltd.	8,900	47,615
*	Amentum Holdings, Inc.	91,834	1,925,759
#*	Ameresco, Inc., Class A	50,423	1,141,073
*	American Airlines Group, Inc.	106,895	1,808,663
*	American Superconductor Corp.	51,547	1,354,140
*	American Woodmark Corp.	34,572	2,691,776
	AMETEK, Inc.	189,073	34,895,313
*	API Group Corp.	100,546	3,835,830
	Apogee Enterprises, Inc.	45,624	2,327,737

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Applied Industrial Technologies, Inc.	57,467	$14,943,144
#	ArcBest Corp.	47,200	4,512,792
	Arcosa, Inc.	94,626	9,585,614
	Argan, Inc.	26,464	3,620,275
	Aris Water Solutions, Inc., Class A	46,074	1,176,269
	Armstrong World Industries, Inc.	76,104	11,492,465
	Astec Industries, Inc.	24,248	846,498
*	Astronics Corp. (ATRO US)	32,863	581,675
*	Astronics Corp. (ATROB US), Class B	10,587	205,705
	Atkore, Inc.	102,243	8,326,670
	Atmus Filtration Technologies, Inc.	17,443	729,466
	Automatic Data Processing, Inc.	281,935	85,429,124
#*	Avis Budget Group, Inc.	47,719	4,280,394
*	Axon Enterprise, Inc.	28,328	18,474,955
*	AZEK Co., Inc.	152,746	7,825,178
	AZZ, Inc.	47,572	4,081,202
	Barrett Business Services, Inc.	40,383	1,749,795
*	Beacon Roofing Supply, Inc.	130,885	15,488,931
	BGSF, Inc.	17,473	91,384
*	Blade Air Mobility, Inc.	37,079	142,754
#*	Blue Bird Corp.	34,167	1,217,029
*	BlueLinx Holdings, Inc.	14,706	1,585,013
*	Boeing Co.	293,933	51,885,053
	Boise Cascade Co.	96,903	12,225,283
	Booz Allen Hamilton Holding Corp.	115,544	14,905,176
*	Bowman Consulting Group Ltd.	1,831	46,562
	Brady Corp., Class A	82,315	6,131,644
*	BrightView Holdings, Inc.	108,328	1,707,249
	Brink's Co.	62,803	5,861,404
	Broadridge Financial Solutions, Inc.	102,147	24,333,458
#*	Builders FirstSource, Inc.	194,534	32,541,648
	BWX Technologies, Inc.	127,681	14,419,015
*	Byrna Technologies, Inc.	4,544	122,870
*	CACI International, Inc., Class A	36,024	13,914,630
*	Cadeler AS (CDLR US), ADR	25,545	534,146
#	Cadre Holdings, Inc.	22,657	873,427
		Shares	Value†
INDUSTRIALS — (Continued)
	Carlisle Cos., Inc.	46,864	$18,251,653
	Carrier Global Corp.	471,222	30,808,494
*	Casella Waste Systems, Inc., Class A	18,527	1,992,394
#	Caterpillar, Inc.	414,093	153,810,704
*	CBIZ, Inc.	83,201	7,139,478
#*	CECO Environmental Corp.	72,221	2,045,299
#	CH Robinson Worldwide, Inc.	109,709	10,914,948
#*	Chart Industries, Inc.	36,180	7,655,326
	Chicago Rivet & Machine Co.	474	7,300
*	Cimpress PLC	25,264	1,679,551
	Cintas Corp.	202,932	40,702,071
	Civeo Corp.	18,717	440,598
#*	Clarivate PLC	106,393	576,650
*	Clean Harbors, Inc.	104,670	24,388,110
	CNH Industrial NV	187,183	2,410,917
	Columbus McKinnon Corp.	59,679	2,173,509
	Comfort Systems USA, Inc.	49,547	21,639,652
*	Commercial Vehicle Group, Inc.	32,192	67,281
	CompX International, Inc.	5,126	125,638
	Concentrix Corp.	2,331	121,865
	Concrete Pumping Holdings, Inc.	40,204	340,126
*	Conduent, Inc.	280,214	1,109,647
*	Construction Partners, Inc., Class A	74,775	6,011,910
	Copa Holdings SA, Class A	16,826	1,568,520
*	Copart, Inc.	303,332	17,572,023
*	Core & Main, Inc., Class A	74,647	4,213,077
††	Costa Communications, Inc.	5,421	813
	Costamare, Inc.	273,369	3,187,483
	Covenant Logistics Group, Inc.	75,820	2,100,972
*»	CPI Aerostructures, Inc.	14,667	70,402
	CRA International, Inc.	15,231	2,796,107
	Crane Co.	83,037	14,142,862
	CSG Systems International, Inc.	64,356	3,783,489
	CSW Industrials, Inc.	23,454	7,735,364
	CSX Corp.	1,409,800	46,340,126
	Cummins, Inc.	119,880	42,707,250
	Curtiss-Wright Corp.	58,955	20,453,848
*	Dayforce, Inc.	23,644	1,672,577
#	Deere & Co.	215,595	102,743,953
	Delta Air Lines, Inc.	567,330	38,164,289

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Deluxe Corp.	52,665	$1,221,301
*	Distribution Solutions Group, Inc.	40,216	1,296,966
*	DLH Holdings Corp.	17,762	133,215
*	DNOW, Inc.	151,915	2,260,495
	Donaldson Co., Inc.	207,319	14,759,040
	Douglas Dynamics, Inc.	48,640	1,257,344
	Dover Corp.	119,889	24,418,992
*	Driven Brands Holdings, Inc.	16,856	278,293
*	Ducommun, Inc.	28,679	1,961,070
	Dun & Bradstreet Holdings, Inc.	211,257	2,598,461
*	DXP Enterprises, Inc.	26,884	2,723,080
*	Dycom Industries, Inc.	60,662	11,474,824
	Eastern Co.	10,629	287,196
	Eaton Corp. PLC	173,614	56,674,554
	EMCOR Group, Inc.	44,764	20,056,958
	Emerson Electric Co.	239,422	31,112,889
*	Energy Recovery, Inc.	49,890	715,423
	Enerpac Tool Group Corp.	85,181	3,849,329
	EnerSys	88,446	8,585,453
	Ennis, Inc.	53,308	1,106,141
	Enpro, Inc.	42,864	7,959,845
*	Enviri Corp.	165,018	1,580,872
	Equifax, Inc.	63,541	17,459,796
	Esab Corp.	71,141	8,810,101
	ESCO Technologies, Inc.	44,193	5,866,179
	Espey Mfg. & Electronics Corp.	1,489	42,392
*	Everus Construction Group, Inc.	89,582	6,164,137
	EVI Industries, Inc.	100	1,734
*	ExlService Holdings, Inc.	226,309	11,374,290
	Expeditors International of Washington, Inc.	210,911	23,955,271
	Exponent, Inc.	59,149	5,422,189
	Fastenal Co.	497,576	36,442,466
	Federal Signal Corp.	96,765	9,512,967
	FedEx Corp.	224,338	59,420,406
	Ferguson Enterprises, Inc.	158,657	28,735,956
*	First Advantage Corp.	19,653	371,049
	Flowserve Corp.	106,406	6,663,144
#*	Fluence Energy, Inc.	2,540	33,045
*	Fluor Corp.	119,351	5,753,912
*	Forrester Research, Inc.	5,202	79,331
	Fortive Corp.	210,263	17,100,690
	Fortune Brands Innovations, Inc.	232,918	16,693,233
*	Franklin Covey Co.	22,780	863,590
		Shares	Value†
INDUSTRIALS — (Continued)
	Franklin Electric Co., Inc.	82,295	$8,228,677
*	FreightCar America, Inc.	4,172	50,940
#	FTAI Aviation Ltd.	27,149	2,729,289
	FTAI Infrastructure, Inc.	146,688	1,029,750
*	FTI Consulting, Inc.	64,114	12,524,670
*	Gates Industrial Corp. PLC	82,399	1,704,835
	GATX Corp.	71,539	11,837,558
	GE Vernova, Inc.	87,657	32,685,542
	Genco Shipping & Trading Ltd.	78,734	1,138,494
*	Gencor Industries, Inc.	20,578	316,695
*	Generac Holdings, Inc.	65,769	9,821,285
	General Dynamics Corp.	131,153	33,703,698
	General Electric Co.	350,629	71,377,546
	Genpact Ltd.	294,805	14,354,055
*	Gibraltar Industries, Inc.	61,179	3,754,555
	Global Industrial Co.	46,072	1,138,439
*	GMS, Inc.	79,138	6,674,499
	Gorman-Rupp Co.	52,284	2,006,660
	Graco, Inc.	126,975	10,687,486
*	Graham Corp.	18,683	848,582
	Granite Construction, Inc.	59,139	5,212,511
*	Great Lakes Dredge & Dock Corp.	207,363	2,278,919
#	Greenbrier Cos., Inc.	61,999	4,108,054
	Griffon Corp.	91,559	6,937,425
*	GXO Logistics, Inc.	179,805	8,172,137
	H&E Equipment Services, Inc.	94,152	8,350,341
*	Hayward Holdings, Inc.	77,016	1,159,861
*	Healthcare Services Group, Inc.	7,422	82,310
	Heartland Express, Inc.	29,435	336,736
	HEICO Corp. (HEI US)	28,816	6,885,295
	HEICO Corp. (HEIA US), Class A	47,921	9,120,804
	Heidrick & Struggles International, Inc.	45,773	2,127,987
	Helios Technologies, Inc.	47,907	2,137,131
	Herc Holdings, Inc.	73,288	14,947,821
	Hexcel Corp.	142,430	9,286,436
	Hillenbrand, Inc.	90,454	3,074,531
*	Hillman Solutions Corp.	106,790	1,067,900
	HireQuest, Inc.	1,136	14,768
#	HNI Corp.	78,740	3,925,189

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Honeywell International, Inc.	366,579	$82,011,054
	Howmet Aerospace, Inc.	275,848	34,916,840
	Hub Group, Inc., Class A	143,578	6,405,015
	Hubbell, Inc.	53,722	22,724,943
*	Hudson Global, Inc.	9,838	126,517
*	Hudson Technologies, Inc.	62,821	364,362
	Huntington Ingalls Industries, Inc.	68,152	13,443,664
	Hurco Cos., Inc.	6,927	148,861
*	Huron Consulting Group, Inc.	44,531	5,645,640
	Hyster-Yale, Inc.	19,107	1,020,696
*	IBEX Holdings Ltd.	825	18,158
	ICF International, Inc.	35,088	4,095,121
	IDEX Corp.	54,755	12,282,094
*	IES Holdings, Inc.	14,562	3,222,279
	Illinois Tool Works, Inc.	209,372	54,260,848
	Ingersoll Rand, Inc.	297,400	27,896,120
*	Innovative Solutions & Support, Inc.	18,819	219,618
#	Insperity, Inc.	50,138	3,760,851
	Insteel Industries, Inc.	29,260	839,469
	Interface, Inc.	131,102	3,246,086
	ITT, Inc.	126,487	19,102,067
	Jacobs Solutions, Inc.	91,834	12,868,698
*	Janus International Group, Inc.	118,546	982,746
	JB Hunt Transport Services, Inc.	113,434	19,422,170
#	JBT Marel Corp.	55,746	7,414,218
*	JELD-WEN Holding, Inc.	48,179	429,757
#*	JetBlue Airways Corp.	933,140	6,140,061
	Johnson Controls International PLC	429,175	33,475,650
#	Kadant, Inc.	18,247	6,804,306
	Karat Packaging, Inc.	2,625	81,139
	KBR, Inc.	259,174	14,104,249
	Kelly Services, Inc., Class A	46,827	659,324
	Kennametal, Inc.	98,066	2,348,681
	Kforce, Inc.	50,373	2,807,287
*	Kirby Corp.	99,845	10,898,082
	Knight-Swift Transportation Holdings, Inc.	278,609	15,905,788
	Korn Ferry	108,293	7,659,564
#*	Kratos Defense & Security Solutions, Inc.	224,693	7,498,005
*	L.B. Foster Co., Class A	21,327	593,530
		Shares	Value†
INDUSTRIALS — (Continued)
	L3Harris Technologies, Inc.	112,435	$23,837,344
#	Landstar System, Inc.	59,376	9,776,852
	Leidos Holdings, Inc.	106,633	15,145,085
	Lennox International, Inc.	31,130	18,442,035
*	Leonardo DRS, Inc.	4,999	175,715
*	Limbach Holdings, Inc.	15,309	1,415,776
	Lincoln Electric Holdings, Inc.	82,478	16,394,977
	Lindsay Corp.	18,341	2,461,179
*	Liquidity Services, Inc.	63,454	2,198,681
	Lockheed Martin Corp.	186,232	86,216,104
	LSI Industries, Inc.	60,412	1,272,881
	Luxfer Holdings PLC	30,675	434,051
*	Lyft, Inc., Class A	89,375	1,210,138
*	Manitowoc Co., Inc.	68,189	681,208
	ManpowerGroup, Inc.	59,507	3,583,512
	Marten Transport Ltd.	176,079	2,711,617
	Masco Corp.	170,498	13,517,081
#*	MasTec, Inc.	122,971	17,841,862
*	Mastech Digital, Inc.	14,713	205,541
*	Masterbrand, Inc.	242,798	4,205,261
*	Matrix Service Co.	46,200	626,472
#	Matson, Inc.	80,684	11,445,025
	Matthews International Corp., Class A	37,895	1,060,681
	Maximus, Inc.	96,742	7,283,705
*	Mayville Engineering Co., Inc.	34,384	544,986
	McGrath RentCorp	9,858	1,209,281
*	Mercury Systems, Inc.	69,599	2,901,582
#*	Middleby Corp.	87,998	15,059,978
#	Miller Industries, Inc.	24,578	1,621,411
	MillerKnoll, Inc.	74,142	1,663,746
*	Mistras Group, Inc.	24,943	247,435
*	Montrose Environmental Group, Inc.	14,614	304,263
	Moog, Inc., Class A	60,150	10,926,849
*	MRC Global, Inc.	171,616	2,519,323
	MSA Safety, Inc.	50,384	8,299,756
	MSC Industrial Direct Co., Inc., Class A	69,569	5,594,043
	Mueller Industries, Inc.	186,280	14,669,550
	Mueller Water Products, Inc., Class A	288,030	6,624,690
*	MYR Group, Inc.	27,991	3,962,686
	National Presto Industries, Inc.	12,435	1,195,874
	NL Industries, Inc.	249,437	1,920,665
#	Nordson Corp.	47,563	10,474,324
	Norfolk Southern Corp.	156,816	40,035,125
	Northrop Grumman Corp.	65,021	31,682,783
*	Northwest Pipe Co.	20,413	987,173

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NV5 Global, Inc.	89,972	$1,695,073
	nVent Electric PLC	252,046	16,405,674
	Old Dominion Freight Line, Inc.	110,631	20,534,220
	Omega Flex, Inc.	9,191	361,758
*	OPENLANE, Inc.	240,842	4,891,501
*	Optex Systems Holdings, Inc.	1,457	9,740
*	Orion Group Holdings, Inc.	69,591	548,377
	Oshkosh Corp.	114,146	13,286,594
	Otis Worldwide Corp.	270,834	25,842,980
	Owens Corning	166,589	30,744,000
	PACCAR, Inc.	419,228	46,484,001
*	PAMT Corp.	53,896	862,875
	Pangaea Logistics Solutions Ltd.	62,914	330,299
	Park Aerospace Corp.	19,658	284,844
	Parker-Hannifin Corp.	77,306	54,659,207
	Park-Ohio Holdings Corp.	28,070	698,382
*	Parsons Corp.	57,242	4,537,573
#	Paychex, Inc.	207,898	30,700,298
	Paycom Software, Inc.	36,043	7,481,085
*	Paylocity Holding Corp.	34,710	7,133,599
	Pentair PLC	274,046	28,413,089
*	Perma-Fix Environmental Services, Inc.	9,203	94,147
*	Perma-Pipe International Holdings, Inc.	8,588	130,452
#	Powell Industries, Inc.	21,390	5,128,894
	Preformed Line Products Co.	10,405	1,565,328
	Primoris Services Corp.	116,711	8,959,903
*	Proto Labs, Inc.	42,693	1,781,579
*	Pursuit Attractions & Hospitality, Inc.	24,119	952,701
	Quad/Graphics, Inc.	93,659	629,388
	Quanex Building Products Corp.	52,260	1,097,460
	Quanta Services, Inc.	100,548	30,929,570
*	Quest Resource Holding Corp.	8,339	48,783
*	Radiant Logistics, Inc.	88,175	618,989
*	RBC Bearings, Inc.	30,704	10,708,020
*	RCM Technologies, Inc.	10,846	211,822
	Regal Rexnord Corp.	116,184	18,441,886
	Republic Services, Inc.	148,840	32,278,931
*	Resideo Technologies, Inc.	234,732	5,286,165
	Resources Connection, Inc.	15,303	128,545
		Shares	Value†
INDUSTRIALS — (Continued)
	REV Group, Inc.	106,419	$3,692,739
#	Robert Half, Inc.	202,264	13,104,685
#*	Rocket Lab USA, Inc.	74,352	2,159,926
	Rockwell Automation, Inc.	89,876	25,024,175
	Rollins, Inc.	285,473	14,130,914
	RTX Corp.	782,005	100,839,545
#	Rush Enterprises, Inc. (RUSHA US), Class A	141,929	8,622,187
	Rush Enterprises, Inc. (RUSHB US), Class B	15,151	868,455
*	RXO, Inc.	189,442	4,859,187
	Ryder System, Inc.	118,409	18,875,579
*	Saia, Inc.	23,182	11,129,910
	Schneider National, Inc., Class B	121,014	3,600,167
	Science Applications International Corp.	108,019	11,696,297
	Sensata Technologies Holding PLC	129,133	3,507,252
	Shyft Group, Inc.	54,708	657,043
*	SIFCO Industries, Inc.	3,251	12,626
	Simpson Manufacturing Co., Inc.	77,914	13,089,552
#*	SiteOne Landscape Supply, Inc.	61,370	8,732,951
*	SkyWest, Inc.	83,553	10,103,229
	Snap-on, Inc.	60,102	21,345,225
	Southwest Airlines Co.	749,465	23,016,070
*	Spire Global, Inc.	1,906	32,688
*	SPX Technologies, Inc.	72,021	10,696,559
	SS&C Technologies Holdings, Inc.	259,576	21,012,677
	Standex International Corp.	19,680	3,595,536
	Stanley Black & Decker, Inc.	127,459	11,225,314
	Steelcase, Inc., Class A	102,352	1,175,001
*	Sterling Infrastructure, Inc.	47,819	6,810,382
*	Stratasys Ltd.	142,361	1,325,381
#*	Sunrun, Inc.	191,240	1,730,722
#*	Symbotic, Inc.	5,013	147,132
#*	TaskUS, Inc., Class A	41,945	689,995
*	Taylor Devices, Inc.	3,116	104,074
#	Tecnoglass, Inc.	66,255	5,035,380
	Tennant Co.	31,558	2,698,840
	Terex Corp.	124,301	5,977,635
	Tetra Tech, Inc.	376,514	13,855,715
	Textron, Inc.	189,605	14,506,679
*	Thermon Group Holdings, Inc.	71,953	1,991,659
	Timken Co.	148,216	11,897,298

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Titan International, Inc.	95,454	$842,859
*	Titan Machinery, Inc.	30,741	575,472
	Toro Co.	146,545	12,202,802
	Trane Technologies PLC	106,912	38,782,328
*	Transcat, Inc.	14,702	1,132,348
	TransDigm Group, Inc.	25,806	34,924,292
	TransUnion	154,848	15,368,664
*	Trex Co., Inc.	133,578	9,728,486
	TriNet Group, Inc.	59,805	5,585,189
	Trinity Industries, Inc.	203,807	7,710,019
*	Triumph Group, Inc.	1,457	27,304
*	TrueBlue, Inc.	25,723	209,642
*	Tutor Perini Corp.	107,309	2,585,074
	Twin Disc, Inc.	6,300	71,127
*	Uber Technologies, Inc.	416,151	27,819,694
	UFP Industries, Inc.	106,963	12,370,271
#*	U-Haul Holding Co. (UHAL US)	30,210	2,201,403
	U-Haul Holding Co. (UHAL/B US)	282,425	18,284,195
*	Ultralife Corp.	50,332	381,517
	UniFirst Corp.	27,757	5,948,880
	Union Pacific Corp.	400,290	99,187,859
*	United Airlines Holdings, Inc.	370,452	39,208,640
	United Parcel Service, Inc., Class B	504,408	57,618,526
	United Rentals, Inc.	93,544	70,911,965
#	Universal Logistics Holdings, Inc.	59,856	2,646,832
*	Upwork, Inc.	95,228	1,500,793
*	V2X, Inc.	12,067	629,053
	Valmont Industries, Inc.	36,986	12,270,475
	Veralto Corp.	83,202	8,602,255
	Verisk Analytics, Inc.	123,276	35,434,453
*	Verra Mobility Corp.	183,715	4,848,239
	Vertiv Holdings Co., Class A	140,784	16,474,544
	Vestis Corp.	5,527	77,267
*	Vicor Corp.	27,067	1,384,206
	Virco Mfg. Corp.	24,607	268,216
*	VirTra, Inc.	9,035	57,553
#	VSE Corp.	34,766	3,558,300
	Wabash National Corp.	122,753	1,914,947
	Waste Management, Inc.	314,321	69,232,343
#	Watsco, Inc. (WSO US)	24,193	11,578,528
#»	Watsco, Inc. (WSO/B US), Class B	2,268	1,098,279
	Watts Water Technologies, Inc., Class A	46,897	9,697,362
		Shares	Value†
INDUSTRIALS — (Continued)
#	Werner Enterprises, Inc.	154,083	$5,562,396
	WESCO International, Inc.	72,551	13,421,935
	Westinghouse Air Brake Technologies Corp.	143,318	29,798,679
*	Wilhelmina International, Inc.	584	2,073
*	Willdan Group, Inc.	23,945	846,336
	Willis Lease Finance Corp.	4,420	857,126
#*	WillScot Holdings Corp.	418,008	15,491,377
	Woodward, Inc.	93,629	17,344,772
	WW Grainger, Inc.	42,558	45,225,110
*	Xometry, Inc., Class A	11,405	378,760
*	XPO, Inc.	171,972	22,987,497
	Xylem, Inc.	153,784	19,075,367
#	Zurn Elkay Water Solutions Corp.	64,926	2,560,681
TOTAL INDUSTRIALS			4,556,308,271
INFORMATION TECHNOLOGY — (24.2%)
*	8x8, Inc.	16,517	46,248
	A10 Networks, Inc.	67,577	1,325,185
	Accenture PLC, Class A	364,396	140,274,240
*	ACCESS Newswire, Inc.	306	3,078
*	ACI Worldwide, Inc.	198,203	10,613,771
	Adeia, Inc.	153,709	1,975,161
*	Adobe, Inc.	255,487	111,762,788
	Advanced Energy Industries, Inc.	56,389	6,489,246
*	Advanced Micro Devices, Inc.	555,071	64,360,482
*	Akamai Technologies, Inc.	148,639	14,849,036
*	Alarm.com Holdings, Inc.	53,926	3,271,690
*	Alkami Technology, Inc.	53,849	1,873,407
*	Alpha & Omega Semiconductor Ltd.	72,667	2,791,866
*	Altair Engineering, Inc., Class A	8,084	892,069
*	Ambarella, Inc.	47,282	3,627,475
	Amdocs Ltd.	157,917	13,926,700
	Amkor Technology, Inc.	454,930	11,195,827
	Amphenol Corp., Class A	673,826	47,693,404
*	Amtech Systems, Inc.	18,946	95,677
	Analog Devices, Inc.	200,810	42,549,631
*	Appfolio, Inc., Class A	5,200	1,216,332
	Apple, Inc.	7,862,720	1,855,601,920

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Applied Materials, Inc.	462,303	$83,376,346
*	AppLovin Corp., Class A	96,950	35,831,750
*	Arista Networks, Inc.	344,973	39,751,239
*	Arrow Electronics, Inc.	110,472	12,875,512
*	ASGN, Inc.	85,834	7,571,417
#*	Aspen Technology, Inc.	41,015	10,809,503
*	AstroNova, Inc.	10,455	121,278
*	Atlassian Corp., Class A	25,965	7,965,543
#*	Aurora Innovation, Inc.	511,854	3,480,607
*	Autodesk, Inc.	116,906	36,397,514
*	AvePoint, Inc.	75,915	1,425,684
*	Aviat Networks, Inc.	32,122	611,924
	Avnet, Inc.	173,801	8,978,560
*	Axcelis Technologies, Inc.	53,944	3,668,192
*	Backblaze, Inc., Class A	2,666	16,129
	Badger Meter, Inc.	34,341	7,345,883
	Bel Fuse, Inc. (BELFA US), Class A	1,700	140,437
	Bel Fuse, Inc. (BELFB US), Class B	23,581	1,912,419
	Belden, Inc.	71,701	8,351,015
	Benchmark Electronics, Inc.	77,510	3,306,577
	Bentley Systems, Inc., Class B	96,641	4,498,639
*	Blackbaud, Inc.	66,644	5,141,585
*	BlackLine, Inc.	6,586	420,516
*	Box, Inc., Class A	136,942	4,572,493
	Broadcom, Inc.	1,725,908	381,891,663
*	Cadence Design Systems, Inc.	95,869	28,532,532
*	Calix, Inc.	95,431	3,786,702
*	CCC Intelligent Solutions Holdings, Inc.	145,575	1,617,338
	CDW Corp.	121,804	24,256,049
*	CEVA, Inc.	54,057	1,741,176
*	Ciena Corp.	267,152	23,279,625
*	Cipher Mining, Inc.	41,239	236,299
*	Cirrus Logic, Inc.	82,556	8,291,925
	Cisco Systems, Inc.	2,518,417	152,616,070
#	Clear Secure, Inc., Class A	32,378	766,387
#*	Clearfield, Inc.	17,732	647,041
	Climb Global Solutions, Inc.	4,864	616,415
*	Cloudflare, Inc., Class A	49,127	6,799,177
*	Coda Octopus Group, Inc.	10,231	82,360
	Cognex Corp.	124,354	4,961,725
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cognizant Technology Solutions Corp., Class A	402,209	$33,226,485
*	Coherent Corp.	169,885	15,372,894
*	Cohu, Inc.	72,424	1,659,234
*	Commvault Systems, Inc.	24,105	3,838,962
*	Comtech Telecommunications Corp.	11,158	22,316
*	Consensus Cloud Solutions, Inc.	18,918	535,758
	Corning, Inc.	481,047	25,052,928
*	CPI Card Group, Inc.	1,323	38,063
#	Crane NXT Co.	98,120	6,276,736
*	Credo Technology Group Holding Ltd.	107,108	7,499,702
*	Crexendo, Inc.	2,746	15,844
*	Crowdstrike Holdings, Inc., Class A	17,999	7,164,862
*	CS Disco, Inc.	20,700	104,328
	CSP, Inc.	12,078	241,318
	CTS Corp.	53,770	2,747,109
*	CVD Equipment Corp.	2,900	10,295
*	Daily Journal Corp.	2,120	869,412
*	Daktronics, Inc.	123,811	2,031,739
*	Data Storage Corp.	608	2,724
*	Datadog, Inc., Class A	49,790	7,105,531
	Dell Technologies, Inc., Class C	155,755	16,136,218
*	Diebold Nixdorf, Inc.	5,859	253,636
*	Digi International, Inc.	53,587	1,674,594
#*	DigitalOcean Holdings, Inc.	43,210	1,792,351
*	Diodes, Inc.	95,808	5,650,756
*	DocuSign, Inc.	144,650	13,991,994
	Dolby Laboratories, Inc., Class A	97,283	8,145,506
*	Dropbox, Inc., Class A	162,534	5,225,468
*	DXC Technology Co.	255,501	5,549,482
*	Dynatrace, Inc.	148,647	8,584,364
*	E2open Parent Holdings, Inc.	122,926	323,295
*	Eastman Kodak Co.	30,240	223,474
*	eGain Corp.	4,291	26,175
*	Elastic NV	15,914	1,791,598
*	Enfusion, Inc., Class A	6,819	76,100
#*	Enphase Energy, Inc.	63,767	3,971,409
	Entegris, Inc.	79,964	8,119,545
*	EPAM Systems, Inc.	33,911	8,612,038
*	ePlus, Inc.	40,808	3,260,559
*	EverCommerce, Inc.	9,855	99,930
*	Everspin Technologies, Inc.	8,104	49,596
*	Extreme Networks, Inc.	113,785	1,798,941
*	F5, Inc.	82,667	24,573,592
*	Fabrinet	54,454	11,773,499

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fair Isaac Corp.	14,909	$27,932,906
*	FARO Technologies, Inc.	15,628	495,720
*	First Solar, Inc.	118,308	19,818,956
*	Flex Ltd.	870,735	36,266,113
*	FormFactor, Inc.	131,285	5,257,964
*	Fortinet, Inc.	361,244	36,442,295
*	Franklin Wireless Corp.	2,438	11,995
	Frequency Electronics, Inc.	25,787	431,417
*	Freshworks, Inc., Class A	97,871	1,820,401
*	Gartner, Inc.	60,461	32,820,045
	Gen Digital, Inc.	451,910	12,160,898
*	Genasys, Inc.	29,336	89,475
*	Globant SA	47,863	10,210,135
#*	GoDaddy, Inc., Class A	107,562	22,873,059
*	Grid Dynamics Holdings, Inc.	74,581	1,684,785
#*	GSI Technology, Inc.	33,150	92,820
*	Guidewire Software, Inc.	61,761	13,048,246
	Hackett Group, Inc.	56,109	1,732,646
*	Harmonic, Inc.	241,100	2,719,608
*	HashiCorp, Inc., Class A	70,066	2,396,257
	Hewlett Packard Enterprise Co.	1,228,466	26,031,195
	HP, Inc.	735,637	23,908,202
*	HubSpot, Inc.	12,544	9,778,424
*	Ichor Holdings Ltd.	48,754	1,338,785
*	Identiv, Inc.	21,759	75,286
	Immersion Corp.	16,951	141,880
#*	indie Semiconductor, Inc., Class A	2,000	8,200
*	Infinera Corp.	170,926	1,131,530
*	Informatica, Inc., Class A	24,655	633,140
	Information Services Group, Inc.	35,495	108,615
#*	Insight Enterprises, Inc.	49,344	8,524,176
*	Intapp, Inc.	24,353	1,736,125
	Intel Corp.	1,313,750	25,526,162
*	Intellicheck, Inc.	2,198	5,825
#	InterDigital, Inc.	52,968	9,692,085
	International Business Machines Corp.	582,556	148,959,569
*	inTEST Corp.	19,860	181,719
	Intuit, Inc.	100,847	60,660,479
*	IPG Photonics Corp.	53,996	3,959,527
*	Itron, Inc.	88,154	9,464,213
	Jabil, Inc.	211,804	34,399,088
*	Jamf Holding Corp.	66,741	1,008,457
*	JFrog Ltd.	127,879	4,445,074
*	Key Tronic Corp.	11,279	41,168
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Keysight Technologies, Inc.	145,115	$25,881,260
*	Kimball Electronics, Inc.	35,185	639,663
	KLA Corp.	90,914	67,116,351
*	Knowles Corp.	277,435	5,251,845
	Kulicke & Soffa Industries, Inc.	115,108	5,105,040
*	KVH Industries, Inc.	19,953	121,913
*	Kyndryl Holdings, Inc.	211,497	8,028,426
	Lam Research Corp.	722,090	58,525,394
*	Lantronix, Inc.	49,076	192,869
*	Lattice Semiconductor Corp.	121,248	6,913,561
*	LGL Group, Inc.	1,687	11,134
	Littelfuse, Inc.	37,926	9,040,041
*	LiveRamp Holdings, Inc.	104,823	3,563,982
	Logility Supply Chain Solutions, Inc.	52,451	740,608
*	Lumentum Holdings, Inc.	79,087	6,727,140
*	MACOM Technology Solutions Holdings, Inc.	77,730	10,279,793
*	Manhattan Associates, Inc.	47,679	9,945,363
	Marvell Technology, Inc.	286,271	32,308,545
*	Matterport, Inc.	288,908	1,505,211
*	MaxLinear, Inc.	73,139	1,306,263
*	Meridianlink, Inc.	16,744	322,322
	Methode Electronics, Inc.	49,012	554,816
	Microchip Technology, Inc.	354,060	19,225,458
	Micron Technology, Inc.	449,454	41,008,183
	Microsoft Corp.	3,593,703	1,491,602,367
*	Mirion Technologies, Inc.	83,064	1,315,734
*	Mitek Systems, Inc.	74,819	763,154
	MKS Instruments, Inc.	5,171	585,771
*	MongoDB, Inc.	19,934	5,448,361
	Monolithic Power Systems, Inc.	20,035	12,769,708
	Motorola Solutions, Inc.	98,334	46,143,229
*	M-Tron Industries, Inc.	843	49,653
*	N-able, Inc.	119,952	1,162,335
	Napco Security Technologies, Inc.	45,988	1,687,760
*	nCino, Inc.	84,745	2,882,177
#*	NCR Voyix Corp.	135,746	1,668,318
	NetApp, Inc.	197,406	24,103,273
*	NETGEAR, Inc.	69,474	1,920,956
*	NetScout Systems, Inc.	60,800	1,449,472

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NetSol Technologies, Inc.	3,138	$8,316
*	nLight, Inc.	60,481	675,573
*	Nortech Systems, Inc.	1,100	11,209
*	Novanta, Inc.	44,308	6,631,135
*	Nutanix, Inc., Class A	25,045	1,722,219
	NVE Corp.	5,232	374,925
	NVIDIA Corp.	15,004,491	1,801,589,165
	NXP Semiconductors NV	112,684	23,500,248
*	Okta, Inc.	117,692	11,088,940
*	Olo, Inc., Class A	56,511	417,051
*	ON Semiconductor Corp.	448,097	23,453,397
*	ON24, Inc.	65,369	450,392
#	OneSpan, Inc.	59,145	1,137,950
*	Onto Innovation, Inc.	51,133	10,469,993
*	Ooma, Inc.	15,345	220,508
*	Optical Cable Corp.	3,696	18,221
	Oracle Corp.	840,214	142,886,793
#*	OSI Systems, Inc.	29,417	5,778,675
#*	Ouster, Inc.	56,446	562,202
#*	Palantir Technologies, Inc., Class A	598,388	49,361,026
#*	Palo Alto Networks, Inc.	176,388	32,529,475
#*	PAR Technology Corp.	24,163	1,753,992
	PC Connection, Inc.	51,001	3,785,294
*	PDF Solutions, Inc.	51,745	1,441,616
	Pegasystems, Inc.	49,131	5,320,396
#*	Penguin Solutions, Inc.	103,326	2,095,451
*	Photronics, Inc.	288,781	6,639,075
*	Plexus Corp.	46,804	6,632,595
	Power Integrations, Inc.	65,169	4,061,332
*	Powerfleet, Inc. NJ	89,305	527,793
*	Procore Technologies, Inc.	45,378	3,610,274
	Progress Software Corp.	96,220	5,516,293
*	PTC, Inc.	70,991	13,735,339
#*	Pure Storage, Inc., Class A	221,099	14,988,301
*	Q2 Holdings, Inc.	53,900	5,129,663
*	Qorvo, Inc.	111,528	9,254,593
	QUALCOMM, Inc.	801,076	138,530,073
*	Qualys, Inc.	45,398	6,328,935
*	QuickLogic Corp.	2,500	20,525
*	Rambus, Inc.	126,395	7,788,460
	Red Violet, Inc.	3,537	128,747
*	RF Industries Ltd.	9,040	47,279
*	Ribbon Communications, Inc.	102,669	420,943
	Richardson Electronics Ltd.	21,406	282,559
*	Rimini Street, Inc.	19,901	57,315
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	RingCentral, Inc., Class A	51,114	$1,779,789
*	Rogers Corp.	26,956	2,508,256
	Roper Technologies, Inc.	41,731	24,022,450
	Salesforce, Inc.	276,131	94,353,963
*	Samsara, Inc., Class A	38,194	1,966,991
*	Sanmina Corp.	120,317	10,074,142
	Sapiens International Corp. NV	48,520	1,327,507
*	ScanSource, Inc.	51,441	2,152,806
	Seagate Technology Holdings PLC	159,832	15,401,412
*	SecureWorks Corp., Class A	13,515	115,013
*	SEMrush Holdings, Inc., Class A	6,295	109,785
*	SentinelOne, Inc., Class A	343,825	8,234,609
#*	ServiceNow, Inc.	36,022	36,684,084
*	Silicon Laboratories, Inc.	47,208	6,400,933
*	SiTime Corp.	15,481	3,161,220
	Skyworks Solutions, Inc.	149,310	13,252,756
*	Snowflake, Inc., Class A	47,162	8,560,375
#*	SolarEdge Technologies, Inc.	1,831	23,986
	SolarWinds Corp.	197,412	2,937,491
*	SPS Commerce, Inc.	5,803	1,071,698
*	Synaptics, Inc.	55,016	4,670,858
*	Synchronoss Technologies, Inc.	1,500	14,820
#*	Synopsys, Inc.	47,246	24,826,828
	TD SYNNEX Corp.	114,133	16,265,094
	TE Connectivity PLC	181,858	26,909,528
*	Teledyne Technologies, Inc.	34,169	17,471,635
*	Telos Corp.	13,385	41,627
*	Teradata Corp.	84,645	2,701,022
	Teradyne, Inc.	110,930	12,844,585
#*	Terawulf, Inc.	372,096	1,774,898
	Texas Instruments, Inc.	698,180	128,891,010
*	TransAct Technologies, Inc.	786	3,521
*	Trimble, Inc.	199,370	14,944,775
*	Trio-Tech International	1,525	9,226
*	TTM Technologies, Inc.	215,980	5,310,948
*	Turtle Beach Corp.	5,485	97,359
*	Twilio, Inc., Class A	190,734	27,957,790
*	Tyler Technologies, Inc.	21,500	12,935,260
*	Ultra Clean Holdings, Inc.	101,643	3,747,577

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Unisys Corp.	70,522	$469,677
	Universal Display Corp.	48,479	7,267,972
#*	Veeco Instruments, Inc.	89,758	2,278,058
*	Verint Systems, Inc.	108,542	2,754,796
*	VeriSign, Inc.	65,251	14,028,965
*	Vertex, Inc., Class A	37,166	2,146,337
*	Viant Technology, Inc., Class A	2,954	65,372
*	Viasat, Inc.	21,884	210,524
*	Viavi Solutions, Inc.	407,669	4,908,335
#	Vishay Intertechnology, Inc.	198,951	3,368,240
*	Vishay Precision Group, Inc.	15,664	364,971
	Vontier Corp.	198,935	7,668,944
*	Western Digital Corp.	194,388	12,660,490
*	WidePoint Corp.	4,900	18,620
*	Workday, Inc., Class A	42,783	11,211,713
	Xerox Holdings Corp.	27,068	231,161
*	Xperi, Inc.	4,694	42,340
*	Yext, Inc.	61,401	404,019
*	Zebra Technologies Corp., Class A	38,978	15,277,037
*	Zoom Communications, Inc.	93,504	8,129,238
#*	Zscaler, Inc.	33,761	6,839,641
TOTAL INFORMATION TECHNOLOGY			9,005,469,286
MATERIALS — (3.0%)
	AdvanSix, Inc.	44,412	1,389,207
	Air Products & Chemicals, Inc.	96,372	32,309,677
#	Albemarle Corp.	71,400	6,011,166
	Alcoa Corp.	96,875	3,421,625
*	Alpha Metallurgical Resources, Inc.	19,640	3,597,459
#	Amcor PLC	892,064	8,670,862
*	American Biltrite, Inc.	17	1,615
	American Vanguard Corp.	17,133	105,882
	AptarGroup, Inc.	104,911	16,486,764
*	Arcadium Lithium PLC	727,956	4,178,467
#*	Arq, Inc.	44,340	276,682
*	Ascent Industries Co.	10,249	115,711
	Ashland, Inc.	91,776	5,826,858
#*	Aspen Aerogels, Inc.	102,185	1,194,543
*	ATI, Inc.	185,772	10,605,723
	Avery Dennison Corp.	90,910	16,884,714
	Avient Corp.	114,067	4,893,474
*	Axalta Coating Systems Ltd.	289,463	10,403,300
	Balchem Corp.	47,346	7,573,466
	Ball Corp.	236,390	13,166,923
		Shares	Value†
MATERIALS — (Continued)
	Berry Global Group, Inc.	303,278	$20,598,642
	Cabot Corp.	114,681	9,916,466
	Caledonia Mining Corp. PLC	1,100	10,329
	Carpenter Technology Corp.	79,299	15,309,465
	Celanese Corp.	110,566	7,854,609
*	Century Aluminum Co.	110,982	2,028,751
	CF Industries Holdings, Inc.	305,398	28,160,750
	Chemours Co.	137,024	2,602,086
*	Clearwater Paper Corp.	248,011	7,973,554
#*	Cleveland-Cliffs, Inc.	309,164	3,165,839
*	Coeur Mining, Inc.	585,686	3,865,528
	Commercial Metals Co.	240,137	11,644,243
*	Core Molding Technologies, Inc.	11,422	168,703
	Corteva, Inc.	502,230	32,780,552
	CRH PLC (CRHCF US)	1,800	178,254
	Crown Holdings, Inc.	197,731	17,372,646
*	Dakota Gold Corp.	62,653	139,090
	Dow, Inc.	437,043	17,066,529
	DuPont de Nemours, Inc.	211,605	16,251,264
	Eagle Materials, Inc.	60,035	15,413,386
	Eastman Chemical Co.	151,316	15,078,639
	Ecolab, Inc.	113,210	28,324,010
*	Ecovyst, Inc.	156,641	1,215,534
	Element Solutions, Inc.	245,527	6,337,052
	Ferroglobe PLC	35,771	139,149
	First Majestic Silver Corp. (AG US)	240,296	1,369,687
*	Flotek Industries, Inc.	2,987	27,630
	FMC Corp.	62,709	3,497,908
	Fortitude Gold Corp.	38,385	201,137
	Freeport-McMoRan, Inc.	898,463	32,209,899
	Friedman Industries, Inc.	9,041	137,152
#	Graphic Packaging Holding Co.	673,074	18,462,420
	Greif, Inc. (GEF US), Class A	63,005	3,857,166
	Greif, Inc. (GEF/B US), Class B	23,807	1,508,650
	Hawkins, Inc.	40,696	4,350,809
	HB Fuller Co.	102,295	6,457,883
	Hecla Mining Co.	537,410	3,052,489
	Huntsman Corp.	236,854	3,986,253
*	Idaho Strategic Resources, Inc.	58	741
*	Ingevity Corp.	55,695	2,525,768

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Innospec, Inc.	44,002	$4,987,627
	International Flavors & Fragrances, Inc.	127,583	11,111,203
#	International Paper Co.	246,517	13,713,741
*	Intrepid Potash, Inc.	14,592	383,624
	Kaiser Aluminum Corp.	20,095	1,406,650
*	Knife River Corp.	94,808	9,820,213
	Koppers Holdings, Inc.	31,332	932,440
	Kronos Worldwide, Inc.	75,098	720,190
	Linde PLC	225,284	100,503,698
	Louisiana-Pacific Corp.	118,996	13,918,962
*	LSB Industries, Inc.	221,169	1,866,666
	LyondellBasell Industries NV, Class A	295,211	22,347,473
*	Magnera Corp.	83,797	1,563,652
	Martin Marietta Materials, Inc.	53,410	29,061,449
	Materion Corp.	34,420	3,476,420
	Mativ Holdings, Inc.	71,527	683,083
	Mercer International, Inc.	93,986	632,526
*	Metallus, Inc.	121,567	1,816,211
	Minerals Technologies, Inc.	46,948	3,600,442
	Mosaic Co.	242,879	6,773,895
	Myers Industries, Inc.	47,483	571,695
	NewMarket Corp.	18,674	9,300,025
#	Newmont Corp.	619,239	26,453,890
*	Nexa Resources SA	13,008	81,170
	Northern Technologies International Corp.	15,000	177,600
	Nucor Corp.	317,779	40,812,357
*	O-I Glass, Inc.	9,897	118,170
	Olin Corp.	285,216	8,353,977
	Olympic Steel, Inc.	37,847	1,304,586
	Orion SA	66,391	926,154
	Packaging Corp. of America	116,084	24,686,423
	Pactiv Evergreen, Inc.	1,543	27,373
*	Perimeter Solutions, Inc.	75,499	943,738
	PPG Industries, Inc.	183,526	21,175,230
	Quaker Chemical Corp.	8,403	1,186,336
	Radius Recycling, Inc.	22,564	270,994
	Ramaco Resources, Inc. (METC US), Class A	35,523	336,403
	Ramaco Resources, Inc. (METCB US), Class B	947	8,346
*	Ranpak Holdings Corp.	33,442	244,795
		Shares	Value†
MATERIALS — (Continued)
*	Rayonier Advanced Materials, Inc.	112,113	$896,904
	Reliance, Inc.	86,198	24,954,321
††	Resolute Forest Products, Inc.	163,412	43,517
	Royal Gold, Inc.	91,793	12,834,497
	RPM International, Inc.	154,445	19,552,737
	Ryerson Holding Corp.	76,436	1,709,109
	Sealed Air Corp.	161,535	5,626,264
	Sensient Technologies Corp.	51,035	3,853,653
	Sherwin-Williams Co.	149,007	53,368,347
#	Silgan Holdings, Inc.	229,732	12,639,855
	Smurfit WestRock PLC	184,807	9,811,404
	Sonoco Products Co.	176,782	8,421,894
	Southern Copper Corp.	59,539	5,454,963
#	Steel Dynamics, Inc.	282,821	36,257,652
	Stepan Co.	31,868	2,020,113
	SunCoke Energy, Inc.	162,635	1,527,143
	Sylvamo Corp.	66,570	5,332,257
*	Tredegar Corp.	58,922	462,538
	TriMas Corp.	59,472	1,445,170
	Tronox Holdings PLC	191,869	1,970,495
*	U.S. Gold Corp.	2,698	19,938
	U.S. Lime & Minerals, Inc.	39,838	4,405,286
#	U.S. Steel Corp.	17,145	631,793
	Vulcan Materials Co.	117,856	32,310,222
	Warrior Met Coal, Inc.	117,737	6,212,981
	Westlake Corp.	56,735	6,483,108
	Worthington Steel, Inc.	78,280	2,274,034
TOTAL MATERIALS			1,119,174,402
REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	205,628
*	Anywhere Real Estate, Inc.	7,748	27,970
*	CBRE Group, Inc., Class A	271,094	39,238,146
*	CKX Lands, Inc.	743	8,389
*	Compass, Inc., Class A	29,998	217,486
*	Comstock Holding Cos., Inc.	3,056	25,395
*	CoStar Group, Inc.	178,350	13,661,610
*	Cushman & Wakefield PLC	234,009	3,226,984
*	Douglas Elliman, Inc.	46,367	82,533
*	Five Point Holdings LLC, Class A	70,034	460,123
*	Forestar Group, Inc.	39,733	948,029
*	FRP Holdings, Inc.	37,886	1,157,038

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Howard Hughes Holdings, Inc.	90,970	$6,947,379
*	Jones Lang LaSalle, Inc.	74,733	21,134,492
*»	JW Mays, Inc.	900	37,359
	Kennedy-Wilson Holdings, Inc.	186,028	1,683,553
	Marcus & Millichap, Inc.	79,667	3,040,093
*	Maui Land & Pineapple Co., Inc.	9,974	200,777
*»	Millrose Properties, Inc., Class A	113,798	1,058,321
	Newmark Group, Inc., Class A	225,178	3,181,765
*	Rafael Holdings, Inc., Class B	19,697	40,576
	RMR Group, Inc., Class A	1,407	26,269
*	Seaport Entertainment Group, Inc.	22,919	609,875
	St. Joe Co.	90,897	4,372,146
*	Stratus Properties, Inc.	6,238	120,331
*	Tejon Ranch Co.	39,240	636,473
*	Zillow Group, Inc. (Z US), Class C	133,735	10,995,692
*	Zillow Group, Inc. (ZG US), Class A	58,679	4,647,377
TOTAL REAL ESTATE			117,991,809
UTILITIES — (2.3%)
	AES Corp.	445,524	4,900,764
	ALLETE, Inc.	63,894	4,192,724
	Alliant Energy Corp.	236,759	13,940,370
*	Altus Power, Inc.	46,600	187,798
	Ameren Corp.	172,084	16,210,313
	American Electric Power Co., Inc.	250,917	24,680,196
	American States Water Co.	56,025	4,173,862
	American Water Works Co., Inc.	113,895	14,195,873
	Artesian Resources Corp., Class A	9,786	303,366
	Atmos Energy Corp.	102,106	14,551,126
	Avista Corp.	88,959	3,257,679
	Black Hills Corp.	55,728	3,272,905
#	Brookfield Renewable Corp.	140,256	3,743,433
	California Water Service Group	72,894	3,301,369
	CenterPoint Energy, Inc.	432,065	14,072,357
	Chesapeake Utilities Corp.	25,608	3,130,578
		Shares	Value†
UTILITIES — (Continued)
	Clearway Energy, Inc. (CWEN US), Class C	76,238	$1,976,851
	Clearway Energy, Inc. (CWENA US), Class A	24,106	591,320
	CMS Energy Corp.	215,833	14,244,978
	Consolidated Edison, Inc.	200,815	18,824,398
	Consolidated Water Co. Ltd.	26,390	690,890
	Constellation Energy Corp.	165,059	49,514,399
	Dominion Energy, Inc.	261,014	14,509,768
	DTE Energy Co.	122,301	14,661,444
	Duke Energy Corp.	369,102	41,335,733
	Edison International	147,412	7,960,248
	Entergy Corp.	262,726	21,301,824
	Essential Utilities, Inc.	219,773	7,797,546
	Evergy, Inc.	184,147	11,816,713
	Eversource Energy	169,247	9,762,167
	Exelon Corp.	445,235	17,809,400
	FirstEnergy Corp.	280,717	11,172,537
	Genie Energy Ltd., Class B	50,356	721,601
	Global Water Resources, Inc.	1,904	21,896
*	Hawaiian Electric Industries, Inc.	55,128	503,870
	IDACORP, Inc.	72,282	7,946,683
	MDU Resources Group, Inc.	358,328	6,385,405
#	MGE Energy, Inc.	53,374	4,795,654
	Middlesex Water Co.	26,334	1,333,554
	National Fuel Gas Co.	76,220	5,337,687
	New Jersey Resources Corp.	143,120	6,862,604
	NextEra Energy, Inc.	957,284	68,503,243
	NiSource, Inc.	296,183	11,047,626
	Northwest Natural Holding Co.	30,127	1,202,670
	Northwestern Energy Group, Inc.	51,221	2,761,324
	NRG Energy, Inc.	437,560	44,823,646
	OGE Energy Corp.	222,267	9,386,335
	ONE Gas, Inc.	70,572	4,985,206
#	Ormat Technologies, Inc.	93,258	5,982,501
#	Otter Tail Corp.	64,486	4,968,001
	PG&E Corp.	519,158	8,124,823
#	Pinnacle West Capital Corp.	99,372	8,641,389
	Portland General Electric Co.	120,995	4,977,734
	PPL Corp.	267,021	8,971,906
	Public Service Enterprise Group, Inc.	300,038	25,065,175

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
*	Pure Cycle Corp.	31,214	$366,765
	RGC Resources, Inc.	7,658	162,886
	Sempra	295,714	24,523,562
	SJW Group	31,550	1,584,756
	Southern Co.	534,107	44,838,283
	Southwest Gas Holdings, Inc.	58,444	4,364,598
	Spire, Inc.	58,560	4,155,418
*	Sunnova Energy International, Inc.	40,748	104,722
	TXNM Energy, Inc.	122,521	5,923,890
	UGI Corp.	143,715	4,416,362
	Unitil Corp.	25,846	1,384,570
	Vistra Corp.	698,187	117,316,362
	WEC Energy Group, Inc.	187,863	18,647,281
	Xcel Energy, Inc.	324,279	21,791,549
	York Water Co.	16,121	498,623
TOTAL UTILITIES			865,515,089
TOTAL COMMON STOCKS Cost ($10,976,943,615)			35,930,526,633

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	299,461,437	$299,461,437
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	84,290,736	975,075,236
TOTAL INVESTMENTS — (100.0%)
(Cost $12,251,414,447)^^			$37,205,063,306
As of January 31, 2025, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	847	03/21/25	$257,642,347	$256,948,037	$(694,310)
Total Futures Contracts			$257,642,347	$256,948,037	$(694,310)
As of January 31, 2025, the value of Rule 144A securities amounted to $210,824 or 0.0% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$3,035,616,346	—	—	$3,035,616,346
Consumer Discretionary	4,034,096,220	$33,150	—	4,034,129,370
Consumer Staples	2,078,363,220	121,692	—	2,078,484,912
Energy	1,712,458,813	—	—	1,712,458,813
Financials	6,109,001,016	—	—	6,109,001,016
Health Care	3,295,502,794	12,252	$862,273	3,296,377,319
Industrials	4,555,138,777	1,168,681	813	4,556,308,271
Information Technology	9,005,469,286	—	—	9,005,469,286
Materials	1,119,130,885	—	43,517	1,119,174,402
Real Estate	116,896,129	1,095,680	—	117,991,809

U.S. Core Equity 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$865,515,089	—	—	$865,515,089
Temporary Cash Investments	299,461,437	—	—	299,461,437
Securities Lending Collateral	—	$975,075,236	—	975,075,236
Total Investments in Securities	$36,226,650,012	$977,506,691	$906,603˂˃	$37,205,063,306
Financial Instruments
Liabilities
Futures Contracts**	(694,310)	—	—	(694,310)
Total Financial Instruments	$(694,310)	—	—	$(694,310)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (7.4%)
*	Advantage Solutions, Inc.	110,220	$290,981
	Alphabet, Inc. (GOOG US), Class C	1,560,942	320,929,675
	Alphabet, Inc. (GOOGL US), Class A	2,149,693	438,580,366
*	Altice USA, Inc., Class A	15,900	44,679
*	Anterix, Inc.	27,372	782,018
	AT&T, Inc.	3,969,677	94,200,435
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	25,005	1,067,463
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	75,182	2,913,303
	ATN International, Inc.	13,066	203,176
*	Bandwidth, Inc., Class A	47,083	836,665
*	Boston Omaha Corp., Class A	10,314	149,966
#	Cable One, Inc.	10,731	3,262,331
*	Cargurus, Inc.	139,163	5,455,190
*	Cars.com, Inc.	164,649	2,950,510
#*	Charter Communications, Inc., Class A	89,310	30,855,712
#*	Cinemark Holdings, Inc.	270,650	7,748,710
	Cogent Communications Holdings, Inc.	2,782	209,596
	Comcast Corp., Class A	3,103,081	104,449,706
*	Creative Realities, Inc.	4,133	10,333
*	DHI Group, Inc.	750,413	2,123,669
	Electronic Arts, Inc.	116,272	14,290,992
	Entravision Communications Corp., Class A	139,230	299,345
*	EverQuote, Inc., Class A	1,868	37,734
*	Fluent, Inc.	1,222	3,458
	Fox Corp. (FOX US), Class B	233,522	11,349,169
#	Fox Corp. (FOXA US), Class A	282,235	14,444,787
*	Frontier Communications Parent, Inc.	192,646	6,889,021
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Gaia, Inc.	1,936	$10,880
*	Gambling.com Group Ltd.	15,145	213,393
*	Gannett Co., Inc.	35,155	158,901
	Gray Media, Inc., Class A	3,160	23,463
*	Harte Hanks, Inc.	3,652	19,684
	IDT Corp., Class B	190,279	8,977,363
#*	IMAX Corp.	81,551	1,920,526
*	Integral Ad Science Holding Corp.	309,693	3,254,873
	Interpublic Group of Cos., Inc.	686,983	19,695,803
	Iridium Communications, Inc.	309,905	8,909,769
*	IZEA Worldwide, Inc.	3,176	7,940
	John Wiley & Sons, Inc. (WLY US), Class A	52,008	2,128,687
	John Wiley & Sons, Inc. (WLYB US), Class B	38	1,560
*	Liberty Broadband Corp. (LBRDA US), Class A	13,937	1,059,630
*	Liberty Broadband Corp. (LBRDK US), Class C	106,084	8,132,399
*	Liberty Global Ltd. (LBTYA US), Class A	133,199	1,533,121
*	Liberty Global Ltd. (LBTYK US), Class C	45,235	530,607
*	Liberty Latin America Ltd. (LILA US), Class A	202,611	1,252,136
#*	Liberty Latin America Ltd. (LILAK US), Class C	110,180	675,403
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	5,267	463,601
#*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	189,609	18,145,581

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	25,309	$1,821,489
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	69,306	5,100,229
#*	Lions Gate Entertainment Corp. (LGF/A US), Class A	222,172	1,744,050
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	381,611	2,678,909
#*	Live Nation Entertainment, Inc.	129,375	18,717,975
*	Lumen Technologies, Inc.	166,220	821,127
*	Madison Square Garden Entertainment Corp.	53,738	1,952,839
*	Madison Square Garden Sports Corp.	20,620	4,533,719
#*	Magnite, Inc.	362,636	6,237,339
	Marcus Corp.	37,325	750,979
	Match Group, Inc.	132,980	4,747,386
#	Meta Platforms, Inc., Class A	1,285,867	886,193,819
*	Netflix, Inc.	71,847	70,177,276
	New York Times Co., Class A	256,031	13,902,483
#	News Corp. (NWS US), Class B	260,357	8,240,299
	News Corp. (NWSA US), Class A	353,154	9,930,690
#	Nexstar Media Group, Inc.	85,635	13,120,995
*	Nextdoor Holdings, Inc.	126,055	330,264
#	Omnicom Group, Inc.	223,443	19,392,618
*	Outbrain, Inc.	6,346	38,139
#	Paramount Global (PARA US), Class B	160,273	1,743,770
	Paramount Global (PARAA US), Class A	17,062	389,184
*	Pinterest, Inc., Class A	149,142	4,915,720
	Playtika Holding Corp.	76,119	545,773
*	PubMatic, Inc., Class A	109,427	1,654,536
*	QuinStreet, Inc.	116,257	2,750,641
*	Reservoir Media, Inc.	17,174	142,716
*	ROBLOX Corp., Class A	29,740	2,113,622
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Roku, Inc.	2,948	$243,976
	Saga Communications, Inc., Class A	13,087	162,933
	Scholastic Corp.	41,960	814,444
	Shenandoah Telecommunications Co.	85,389	922,201
#	Shutterstock, Inc.	60,529	1,786,816
	Sinclair, Inc.	150,877	2,210,348
	Sirius XM Holdings, Inc.	5,175	124,252
*	Skillz, Inc.	3,863	25,689
*	Snap, Inc., Class A	296,782	3,350,669
#*	Sphere Entertainment Co.	60,946	2,840,084
	Spok Holdings, Inc.	46,655	750,212
*	Spotify Technology SA	15,222	8,350,028
*	Stagwell, Inc.	29,040	181,210
#*	Sunrise Communications AG, ADR, Class A	34,341	1,707,778
*	Take-Two Interactive Software, Inc.	129,096	23,948,599
#*	TechTarget, Inc.	59,229	1,008,670
#	TEGNA, Inc.	416,687	7,592,037
	Telephone & Data Systems, Inc.	171,552	6,064,363
*	Thryv Holdings, Inc.	48,761	853,805
*	TKO Group Holdings, Inc.	64,527	10,015,236
	T-Mobile U.S., Inc.	383,861	89,428,097
	Townsquare Media, Inc., Class A	17,750	157,620
*	Trade Desk, Inc., Class A	46,197	5,482,660
*	Travelzoo	35,466	703,291
*	TripAdvisor, Inc.	146,847	2,578,633
*	TrueCar, Inc.	115,927	398,789
*	U.S. Cellular Corp.	66,939	4,203,769
	Verizon Communications, Inc.	2,145,202	84,499,507
*	Vimeo, Inc.	326,219	2,188,930
	Walt Disney Co.	655,083	74,063,684
*	Warner Bros Discovery, Inc.	474,759	4,956,484
#	Warner Music Group Corp., Class A	48,785	1,551,363
*	WideOpenWest, Inc.	65,912	281,444
*	Yelp, Inc.	80,207	3,203,468
*	Zedge, Inc., Class B	8,399	22,761
*	Ziff Davis, Inc.	91,151	4,912,127
TOTAL COMMUNICATION SERVICES			2,577,768,873

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (9.9%)
#*	1-800-Flowers.com, Inc., Class A	72,556	$582,625
*	1stdibs.com, Inc.	8,519	33,139
*	Abercrombie & Fitch Co., Class A	116,159	13,867,061
#	Academy Sports & Outdoors, Inc.	121,858	6,374,392
#	Acushnet Holdings Corp.	167,733	10,956,320
*	Adient PLC	98,940	1,724,524
	ADT, Inc.	324,285	2,490,509
*	Adtalem Global Education, Inc.	100,289	10,743,961
#	Advance Auto Parts, Inc.	19,701	955,498
*	Airbnb, Inc., Class A	41,023	5,380,987
	A-Mark Precious Metals, Inc.	44,114	1,242,691
*	Amazon.com, Inc.	3,238,070	769,624,478
	AMCON Distributing Co.	1,168	148,920
*	American Axle & Manufacturing Holdings, Inc.	138,632	725,045
	American Eagle Outfitters, Inc.	342,210	5,523,269
*	American Outdoor Brands, Inc.	31,950	548,901
*	American Public Education, Inc.	42,476	941,693
#*	America's Car-Mart, Inc.	17,988	875,836
*	Aptiv PLC	291,858	18,217,776
	Aramark	369,099	14,361,642
#	Arhaus, Inc.	100,893	1,238,966
	Ark Restaurants Corp.	7,366	96,937
	Arko Corp.	121,831	861,345
*	Asbury Automotive Group, Inc.	47,993	14,238,563
	Autoliv, Inc.	155,704	15,050,349
*	AutoNation, Inc.	105,335	19,860,914
*	AutoZone, Inc.	3,741	12,533,136
	Bassett Furniture Industries, Inc.	18,048	262,779
	Bath & Body Works, Inc.	125,058	4,703,431
*	Beazer Homes USA, Inc.	82,176	1,821,020
	Best Buy Co., Inc.	380,018	32,628,345
#*	Biglari Holdings, Inc. (BH US), Class B	4,566	1,059,358
*	Biglari Holdings, Inc. (BH/A US), Class A	446	495,020
*	BJ's Restaurants, Inc.	41,586	1,504,997
#	Bloomin' Brands, Inc.	80,126	1,006,383
	Booking Holdings, Inc.	9,330	44,201,435
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Boot Barn Holdings, Inc.	62,327	$10,025,298
	BorgWarner, Inc.	258,359	8,241,652
	Boyd Gaming Corp.	77,977	5,976,937
*	Bright Horizons Family Solutions, Inc.	79,480	9,744,248
*	Brinker International, Inc.	73,032	13,289,633
#	Brunswick Corp.	159,163	10,733,953
#	Buckle, Inc.	125,514	5,975,721
	Build-A-Bear Workshop, Inc.	35,885	1,519,371
*	Burlington Stores, Inc.	58,409	16,584,067
*	Caesars Entertainment, Inc.	16,788	605,207
#	Caleres, Inc.	55,872	1,024,134
	Camping World Holdings, Inc., Class A	89,142	2,058,289
*	CarMax, Inc.	202,903	17,376,613
*	Carnival Corp.	316,549	8,758,911
	Carriage Services, Inc.	40,374	1,653,315
#	Carter's, Inc.	75,215	4,055,593
*	Carvana Co.	50,254	12,436,860
*	Cava Group, Inc.	16,843	2,274,647
*	Cavco Industries, Inc.	16,552	8,419,009
	Century Communities, Inc.	77,610	5,927,852
*	Champion Homes, Inc.	127,380	11,760,995
#	Cheesecake Factory, Inc.	115,955	6,510,873
*	Chewy, Inc., Class A	56,245	2,192,430
*	Chipotle Mexican Grill, Inc.	390,153	22,765,428
#	Choice Hotels International, Inc.	75,521	11,126,509
	Churchill Downs, Inc.	88,391	10,923,360
*	Citi Trends, Inc.	18,194	471,225
#	Columbia Sportswear Co.	132,603	11,708,845
*	Cooper-Standard Holdings, Inc.	1,405	21,665
*	Coupang, Inc.	183,652	4,317,658
*	Coursera, Inc.	70,883	546,508
#	Cracker Barrel Old Country Store, Inc.	23,471	1,525,146
#*	Crocs, Inc.	72,668	7,417,223
*	Culp, Inc.	17,123	92,293
	Dana, Inc.	179,801	2,866,028
#	Darden Restaurants, Inc.	163,809	31,982,069
#*	Dave & Buster's Entertainment, Inc.	45,390	1,205,558
*	Deckers Outdoor Corp.	109,572	19,433,690
#	Designer Brands, Inc., Class A	47,506	238,955

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dick's Sporting Goods, Inc.	114,739	$27,543,097
#	Dillard's, Inc., Class A	19,364	9,064,482
#	Domino's Pizza, Inc.	19,533	8,772,661
*	DoorDash, Inc., Class A	95,377	18,010,039
*	Dorman Products, Inc.	62,311	8,180,188
	DR Horton, Inc.	180,790	25,654,101
*	DraftKings, Inc., Class A	153,846	6,453,840
*	Dream Finders Homes, Inc., Class A	9,629	222,141
*	Duolingo, Inc.	16,346	5,949,780
*	Dutch Bros, Inc., Class A	35,046	2,191,076
	eBay, Inc.	569,716	38,444,436
*	El Pollo Loco Holdings, Inc.	75,091	891,330
	Escalade, Inc.	37,461	555,172
	Ethan Allen Interiors, Inc.	50,989	1,581,679
*	Etsy, Inc.	79,449	4,362,545
*	Everi Holdings, Inc.	13,173	179,680
*	Expedia Group, Inc.	61,269	10,473,936
#*	Figs, Inc., Class A	273,491	1,556,164
*	First Watch Restaurant Group, Inc.	10,800	226,584
*	Five Below, Inc.	87,336	8,190,370
	Flanigan's Enterprises, Inc.	2,891	71,899
	Flexsteel Industries, Inc.	16,740	825,784
#*	Floor & Decor Holdings, Inc., Class A	109,958	11,006,796
*	Foot Locker, Inc.	112,096	2,247,525
	Ford Motor Co.	2,682,413	27,038,723
*	Fox Factory Holding Corp.	100,175	2,736,781
*	Frontdoor, Inc.	165,928	9,935,769
*	Full House Resorts, Inc.	23,954	128,633
#*	Funko, Inc., Class A	67,810	949,340
*	GameStop Corp., Class A	72,514	1,950,627
	Gap, Inc.	233,637	5,623,643
	Garmin Ltd.	160,683	34,683,426
#	Garrett Motion, Inc.	154,984	1,484,747
	General Motors Co.	1,068,788	52,862,254
*	Genesco, Inc.	28,875	1,202,644
	Gentex Corp.	446,355	11,569,522
*	Gentherm, Inc.	60,802	2,319,596
	Genuine Parts Co.	155,341	18,058,391
*	G-III Apparel Group Ltd.	116,499	3,637,099
*	Global Business Travel Group I	4,838	42,671
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Good Times Restaurants, Inc.	903	$2,294
	Graham Holdings Co., Class B	9,121	8,471,767
*	Grand Canyon Education, Inc.	71,413	12,542,979
*	Green Brick Partners, Inc.	24,451	1,478,552
#	Group 1 Automotive, Inc.	32,632	14,896,182
#	Guess?, Inc.	60,784	784,721
#	H&R Block, Inc.	159,291	8,810,385
	Hamilton Beach Brands Holding Co., Class A	22,412	383,469
*	Hanesbrands, Inc.	534,069	4,336,640
#	Harley-Davidson, Inc.	150,423	4,070,446
	Hasbro, Inc.	139,675	8,078,802
	Haverty Furniture Cos., Inc. (HVT US)	24,270	544,376
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	2,523	56,414
#*	Helen of Troy Ltd.	53,869	3,328,027
*	Hilton Grand Vacations, Inc.	112,482	4,634,258
	Hilton Worldwide Holdings, Inc.	86,501	22,150,311
	Home Depot, Inc.	543,803	224,035,960
	Hooker Furnishings Corp.	31,765	404,368
*	Hovnanian Enterprises, Inc., Class A	300	39,717
	Hyatt Hotels Corp., Class A	43,346	6,858,638
#	Installed Building Products, Inc.	62,161	12,360,093
	International Game Technology PLC	98,836	1,682,189
	J Jill, Inc.	3,140	85,785
#	Jack in the Box, Inc.	29,986	1,175,151
*	JAKKS Pacific, Inc.	6,158	185,233
	Jerash Holdings U.S., Inc.	3,471	12,148
#	Johnson Outdoors, Inc., Class A	21,439	694,624
	KB Home	157,600	10,574,960
#	Kohl's Corp.	119,716	1,581,448
	Kontoor Brands, Inc.	97,066	8,915,512
#	Krispy Kreme, Inc.	66,243	600,824
*	Kura Sushi USA, Inc., Class A	4,648	371,840
	Lakeland Industries, Inc.	27,379	634,919
*	Lands' End, Inc.	67,122	835,669
*	Landsea Homes Corp.	33,937	281,677

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Las Vegas Sands Corp.	70,539	$3,232,802
*	Latham Group, Inc.	9,398	68,605
*	Laureate Education, Inc.	135,904	2,544,123
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	111,038	5,240,994
#	LCI Industries	67,594	7,083,175
	Lear Corp.	75,971	7,148,111
*	Legacy Housing Corp.	9,372	240,392
#	Lennar Corp. (LEN US), Class A	264,168	34,669,408
#	Lennar Corp. (LENB US), Class B	31,301	3,937,353
	Levi Strauss & Co., Class A	109,818	2,089,837
*	LGI Homes, Inc.	62,386	5,569,822
*	Life Time Group Holdings, Inc.	100,742	2,920,511
	Lifetime Brands, Inc.	42,821	277,480
*	Light & Wonder, Inc.	120,879	10,626,473
*	Lincoln Educational Services Corp.	56,293	918,702
*	Lindblad Expeditions Holdings, Inc.	11,010	140,047
	Lithia Motors, Inc.	47,862	18,000,898
	LKQ Corp.	279,912	10,465,910
#*	Lovesac Co.	36,299	927,802
	Lowe's Cos., Inc.	110,465	28,725,319
#*	Lululemon Athletica, Inc.	49,611	20,548,876
*	M/I Homes, Inc.	28,770	3,619,266
	Macy's, Inc.	327,981	5,109,944
*	Malibu Boats, Inc., Class A	53,069	2,032,012
	Marine Products Corp.	32,828	308,255
*	MarineMax, Inc.	39,235	1,191,175
	Marriott International, Inc., Class A	52,937	15,382,963
	Marriott Vacations Worldwide Corp.	69,510	6,031,383
*	MasterCraft Boat Holdings, Inc.	24,198	440,646
*	Mattel, Inc.	400,077	7,457,435
	McDonald's Corp.	153,898	44,430,353
	Meritage Homes Corp.	153,214	11,930,774
*	MGM Resorts International	257,788	8,888,530
*	Mister Car Wash, Inc.	26,700	214,134
*	Modine Manufacturing Co.	128,643	13,050,832
*	Mohawk Industries, Inc.	62,668	7,664,296
	Monarch Casino & Resort, Inc.	6,743	575,448
	Monro, Inc.	39,545	776,664
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Motorcar Parts of America, Inc.	45,358	$300,724
	Movado Group, Inc.	24,221	463,105
	Murphy USA, Inc.	36,384	18,297,877
	Nathan's Famous, Inc.	7,929	641,535
	Newell Brands, Inc.	92,638	922,674
#	NIKE, Inc., Class B	377,528	29,031,903
»	Nobility Homes, Inc.	2,557	76,710
	Nordstrom, Inc.	80,371	1,944,978
#*	Norwegian Cruise Line Holdings Ltd.	607,536	17,223,646
*	NVR, Inc.	3,640	29,178,895
*	ODP Corp.	43,098	974,015
#*	Ollie's Bargain Outlet Holdings, Inc.	112,120	12,502,501
	OneSpaWorld Holdings Ltd.	189,411	4,045,819
*	OneWater Marine, Inc., Class A	17,737	320,508
*	O'Reilly Automotive, Inc.	11,414	14,774,510
#	Oxford Industries, Inc.	40,317	3,380,984
#	Papa John's International, Inc.	49,539	1,960,258
#	Patrick Industries, Inc.	78,229	7,599,165
*	Penn Entertainment, Inc.	100,413	2,068,508
	Penske Automotive Group, Inc.	166,426	27,565,138
	Perdoceo Education Corp.	174,842	5,031,953
*	Petco Health & Wellness Co., Inc.	109,460	374,353
	Phinia, Inc.	87,196	4,437,404
*	Planet Fitness, Inc., Class A	114,412	12,374,802
*	Playa Hotels & Resorts NV	295,904	3,627,783
#	Polaris, Inc.	65,888	3,142,858
	Pool Corp.	34,813	11,984,375
*	Potbelly Corp.	1,410	17,498
	PulteGroup, Inc.	301,495	34,304,101
	PVH Corp.	72,210	6,470,016
#*	QuantumScape Corp.	435,370	2,250,863
	Ralph Lauren Corp.	58,151	14,520,305
	RCI Hospitality Holdings, Inc.	15,909	883,586
#	Red Rock Resorts, Inc., Class A	105,513	5,175,413
#*	Revolve Group, Inc.	83,587	2,639,677
#*	RH	30,257	12,681,011
#*	Rivian Automotive, Inc., Class A	225,702	2,834,817
	Rocky Brands, Inc.	18,710	468,498
	Ross Stores, Inc.	288,307	43,407,502
#	Royal Caribbean Cruises Ltd.	198,667	52,964,622

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sally Beauty Holdings, Inc.	156,419	$1,700,274
	Service Corp. International	323,227	25,250,493
*	Shake Shack, Inc., Class A	36,852	4,353,327
*	SharkNinja, Inc.	75,642	8,457,532
#	Shoe Carnival, Inc.	59,681	1,614,968
#	Signet Jewelers Ltd.	131,114	7,765,882
*	Skechers USA, Inc., Class A	236,448	17,813,992
#*	Sleep Number Corp.	38,743	692,725
#	Smith & Wesson Brands, Inc.	85,240	894,168
	Sonic Automotive, Inc., Class A	50,080	3,718,440
*	Sonos, Inc.	81,909	1,129,525
	Standard Motor Products, Inc.	44,428	1,378,157
	Starbucks Corp.	231,502	24,928,135
	Steven Madden Ltd.	147,402	6,050,852
*	Stitch Fix, Inc., Class A	107,999	508,675
*	Stoneridge, Inc.	55,178	285,270
	Strategic Education, Inc.	63,278	6,215,798
*	Strattec Security Corp.	6,444	241,392
#*	Stride, Inc.	138,789	18,722,636
	Superior Group of Cos., Inc.	44,530	671,958
*	Superior Industries International, Inc.	14,681	30,683
#*	Sweetgreen, Inc., Class A	129,546	4,264,654
*»	Tandy Leather Factory, Inc.	825	4,014
	Tapestry, Inc.	323,864	23,622,640
*	Taylor Morrison Home Corp.	276,729	17,837,951
	Tempur Sealy International, Inc.	317,043	20,018,095
*	Tesla, Inc.	295,770	119,668,542
	Texas Roadhouse, Inc.	88,442	16,016,846
#	Thor Industries, Inc.	67,807	6,973,272
*	Tile Shop Holdings, Inc.	118,253	891,628
*	Tilly's, Inc., Class A	54,593	236,388
	TJX Cos., Inc.	688,601	85,930,519
	Toll Brothers, Inc.	196,569	26,696,036
*	TopBuild Corp.	68,601	23,508,191
#	Tractor Supply Co.	479,923	26,088,614
	Travel & Leisure Co.	107,368	5,836,524
*	Tri Pointe Homes, Inc.	248,450	9,157,867
#*	Ulta Beauty, Inc.	54,211	22,343,064
*	Under Armour, Inc. (UA US), Class C	318,034	2,394,796
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Under Armour, Inc. (UAA US), Class A	276,434	$2,308,224
*	Unifi, Inc.	23,073	146,052
#*	United Parks & Resorts, Inc.	94,870	4,986,367
*	Universal Electronics, Inc.	1,852	18,520
*	Universal Technical Institute, Inc.	112,734	3,092,294
	Upbound Group, Inc.	145,170	4,259,288
*	Urban Outfitters, Inc.	244,921	13,573,522
#	Vail Resorts, Inc.	48,344	8,224,281
*	Valvoline, Inc.	228,066	8,463,529
*	Vera Bradley, Inc.	44,423	166,142
#	VF Corp.	48,000	1,246,560
*	Victoria's Secret & Co.	92,738	3,371,954
*	Visteon Corp.	55,214	4,641,289
*	VOXX International Corp.	35,563	262,455
*	Warby Parker, Inc., Class A	177,922	4,930,219
	Wendy's Co.	449,620	6,667,865
	Weyco Group, Inc.	23,535	841,141
#	Whirlpool Corp.	54,402	5,712,754
#	Williams-Sonoma, Inc.	199,648	42,199,598
	Wingstop, Inc.	30,721	9,151,786
	Winmark Corp.	2,716	1,058,126
#	Winnebago Industries, Inc.	74,792	3,575,058
#	Wolverine World Wide, Inc.	24,869	555,325
	Worthington Enterprises, Inc.	130,972	5,487,727
	Wyndham Hotels & Resorts, Inc.	156,344	16,419,247
	Wynn Resorts Ltd.	30,474	2,646,667
#*	YETI Holdings, Inc.	100,213	3,733,936
	Yum! Brands, Inc.	108,530	14,163,165
*	Zumiez, Inc.	36,642	584,806
TOTAL CONSUMER DISCRETIONARY			3,447,197,622
CONSUMER STAPLES — (5.6%)
	Albertsons Cos., Inc., Class A	153,925	3,086,196
	Alico, Inc.	17,042	526,427
	Altria Group, Inc.	377,456	19,714,527
	Andersons, Inc.	69,135	2,817,251
	B&G Foods, Inc.	65,915	427,129
*	BellRing Brands, Inc.	142,957	11,057,724
#*	BJ's Wholesale Club Holdings, Inc.	239,975	23,769,524
*	Boston Beer Co., Inc. , Class A	16,595	4,159,869
*	Bridgford Foods Corp.	11,491	117,783
#	Brown-Forman Corp. (BF/A US), Class A	54,390	1,812,275

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Brown-Forman Corp. (BFB US), Class B	231,870	$7,654,029
	Bunge Global SA	257,076	19,571,196
	Calavo Growers, Inc.	29,644	678,551
	Cal-Maine Foods, Inc.	90,674	9,783,725
	Campbell's Co.	261,368	10,133,237
	Casey's General Stores, Inc.	70,486	29,728,880
#*	Celsius Holdings, Inc.	30,351	758,168
#*	Central Garden & Pet Co. (CENT US)	36,639	1,336,957
*	Central Garden & Pet Co. (CENTA US), Class A	136,866	4,268,851
*	Chefs' Warehouse, Inc.	79,789	4,297,436
	Church & Dwight Co., Inc.	190,258	20,076,024
	Clorox Co.	80,853	12,829,754
	Coca-Cola Co.	2,176,890	138,188,977
	Coca-Cola Consolidated, Inc.	15,899	21,743,790
*	Coffee Holding Co., Inc.	3,583	14,153
	Colgate-Palmolive Co.	310,252	26,898,848
	Conagra Brands, Inc.	364,453	9,435,688
	Constellation Brands, Inc., Class A	87,981	15,906,965
	Costco Wholesale Corp.	167,179	163,815,358
*	Coty, Inc., Class A	343,373	2,516,924
*	Darling Ingredients, Inc.	257,402	9,642,279
	Dole PLC	9,389	127,878
	Dollar General Corp.	169,894	12,072,668
*	Dollar Tree, Inc.	214,140	15,707,169
	Edgewell Personal Care Co.	70,135	2,335,495
#*	elf Beauty, Inc.	18,731	1,871,414
	Energizer Holdings, Inc.	50,278	1,708,949
	Estee Lauder Cos., Inc., Class A	44,234	3,690,443
*	FitLife Brands, Inc.	300	9,216
	Flowers Foods, Inc.	359,444	7,027,130
	Fresh Del Monte Produce, Inc.	124,294	3,789,724
*»	Fresh Market, Inc.	18,803	0
*	Freshpet, Inc.	67,001	10,716,810
#	General Mills, Inc.	293,041	17,623,486
*	Hain Celestial Group, Inc.	21,928	110,956
*	Herbalife Ltd.	84,000	458,640
	Hershey Co.	140,242	20,931,118
*	Honest Co., Inc.	94,267	604,251
	Hormel Foods Corp.	432,386	12,962,932
	Ingles Markets, Inc., Class A	34,438	2,280,484
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingredion, Inc.	126,659	$17,281,354
	Interparfums, Inc.	52,192	7,360,116
	J&J Snack Foods Corp.	39,402	5,407,136
	J.M. Smucker Co.	100,158	10,705,889
	John B Sanfilippo & Son, Inc.	23,908	1,729,505
	Kellanova	297,224	24,292,118
	Kenvue, Inc.	1,694,718	36,080,546
	Keurig Dr. Pepper, Inc.	560,858	18,003,542
	Kimberly-Clark Corp.	175,136	22,762,426
	Kraft Heinz Co.	454,115	13,550,792
	Kroger Co.	1,280,416	78,924,842
*	Laird Superfood, Inc.	4,842	36,557
#	Lamb Weston Holdings, Inc.	107,112	6,420,293
	Lancaster Colony Corp.	48,853	8,243,455
#	Lifevantage Corp.	21,105	446,582
*	Lifeway Foods, Inc.	25,136	579,133
	Limoneira Co.	29,038	669,616
*	Mama's Creations, Inc.	9,034	69,562
	McCormick & Co., Inc. (MKC US)	206,990	15,985,838
	McCormick & Co., Inc. (MKC/V US)	6,660	513,020
#*	Medifast, Inc.	18,745	294,296
#	MGP Ingredients, Inc.	32,848	1,186,798
*	Mission Produce, Inc.	70,825	842,109
#	Molson Coors Beverage Co., Class B	127,080	6,957,630
	Mondelez International, Inc., Class A	545,190	31,615,568
*	Monster Beverage Corp.	351,386	17,116,012
	National Beverage Corp.	144,662	6,083,037
*	Natural Alternatives International, Inc.	16,603	70,563
	Natural Grocers by Vitamin Cottage, Inc.	60,510	2,634,605
	Natural Health Trends Corp.	2,025	10,145
*	Nature's Sunshine Products, Inc.	53,859	749,179
	Oil-Dri Corp. of America	26,740	1,123,615
	PepsiCo, Inc.	987,923	148,870,117
*	Performance Food Group Co.	140,615	12,698,941
	Philip Morris International, Inc.	291,355	37,934,421
#*	Pilgrim's Pride Corp.	210,564	9,799,649
*	Post Holdings, Inc.	135,588	14,394,022

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PriceSmart, Inc.	55,507	$5,049,472
	Primo Brands Corp.	39,100	1,265,667
	Procter & Gamble Co.	1,475,717	244,954,265
	Reynolds Consumer Products, Inc.	87,901	2,426,947
	Seaboard Corp.	1,031	2,513,929
*	Seneca Foods Corp. (SENEA US), Class A	19,365	1,411,902
*»	Seneca Foods Corp. (SENEB US), Class B	2,299	168,333
*	Simply Good Foods Co.	206,879	7,861,402
	SpartanNash Co.	52,178	951,205
	Spectrum Brands Holdings, Inc.	88,652	7,496,413
*	Sprouts Farmers Market, Inc.	221,512	35,074,210
	Sysco Corp.	322,574	23,522,096
	Target Corp.	430,413	59,358,257
#	Tootsie Roll Industries, Inc.	90,067	2,797,481
*	TreeHouse Foods, Inc.	51,605	1,781,405
	Turning Point Brands, Inc.	35,127	2,238,995
	Tyson Foods, Inc., Class A	265,567	15,001,880
*	U.S. Foods Holding Corp.	443,636	31,467,101
*	United Natural Foods, Inc.	149,006	4,431,438
	United-Guardian, Inc.	4,655	53,439
	Universal Corp.	63,038	3,348,579
*	USANA Health Sciences, Inc.	43,440	1,414,841
	Utz Brands, Inc.	78,777	1,052,461
	Village Super Market, Inc., Class A	27,555	939,901
#*	Vita Coco Co., Inc.	42,329	1,584,798
*	Vital Farms, Inc.	50,127	2,199,322
	Walmart, Inc.	2,286,919	224,483,969
	WD-40 Co.	28,507	6,697,720
#	Weis Markets, Inc.	65,471	4,423,221
#	WK Kellogg Co.	85,489	1,418,262
TOTAL CONSUMER STAPLES			1,949,629,198
ENERGY — (4.8%)
	Adams Resources & Energy, Inc.	7,057	267,813
#*	Amplify Energy Corp.	66,408	354,619
	Antero Midstream Corp.	855,022	13,714,553
*	Antero Resources Corp.	332,581	12,411,923
#	APA Corp.	67,736	1,485,450
		Shares	Value†
ENERGY — (Continued)
	Archrock, Inc.	466,521	$13,104,575
	Ardmore Shipping Corp.	125,062	1,484,486
	Baker Hughes Co.	526,795	24,327,393
	Berry Corp.	90,571	394,890
*	Bristow Group, Inc.	55,311	1,845,728
	Cactus, Inc., Class A	116,416	6,951,199
	California Resources Corp.	105,958	5,213,134
#*	Centrus Energy Corp., Class A	12,449	1,024,553
	ChampionX Corp.	339,701	9,729,037
	Cheniere Energy, Inc.	203,923	45,607,379
#	Chevron Corp.	1,174,412	175,210,526
*	Clean Energy Fuels Corp.	399,847	1,323,494
*	CNX Resources Corp.	401,459	10,991,947
#*	Comstock Resources, Inc.	130,586	2,423,676
	ConocoPhillips	1,303,709	128,845,560
	Core Laboratories, Inc.	15,204	258,012
	Core Natural Resources, Inc.	117,276	10,594,714
	Coterra Energy, Inc.	961,542	26,653,944
	Crescent Energy Co., Class A	17,524	263,911
	CVR Energy, Inc.	11,960	226,642
#	Delek U.S. Holdings, Inc.	51,859	926,202
	Devon Energy Corp.	809,240	27,595,084
	DHT Holdings, Inc.	495,445	5,608,437
	Diamondback Energy, Inc.	181,854	29,889,523
*	DMC Global, Inc.	26,142	212,796
#	Dorian LPG Ltd.	125,558	3,018,414
*	DT Midstream, Inc.	171,867	17,372,316
*	Encore Energy Corp.	11,862	39,263
	Energy Services of America Corp.	19,547	234,759
	EOG Resources, Inc.	415,841	52,308,639
	Epsilon Energy Ltd.	67,458	406,097
	EQT Corp.	458,430	23,434,942
	Evolution Petroleum Corp.	50,961	270,603
	Excelerate Energy, Inc., Class A	10,228	305,510
#	Expand Energy Corp.	387,920	39,412,672
*	Expro Group Holdings NV	138,796	1,752,993
	Exxon Mobil Corp.	3,049,952	325,826,372
	FutureFuel Corp.	66,379	362,429
*	Geospace Technologies Corp.	35,517	322,850
	Granite Ridge Resources, Inc.	18,515	114,608
*	Green Plains, Inc.	49,291	440,169

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Gulf Island Fabrication, Inc.	15,569	$111,630
*	Gulfport Energy Corp.	23,699	4,230,508
*	Hallador Energy Co.	3,912	41,976
	Halliburton Co.	985,364	25,639,171
*	Helix Energy Solutions Group, Inc.	429,013	3,440,684
#	Helmerich & Payne, Inc.	152,806	4,827,142
	Hess Corp.	323,864	45,026,812
	HF Sinclair Corp.	368,490	13,295,119
#	International Seaways, Inc.	67,341	2,622,932
	Kinder Morgan, Inc.	903,831	24,837,276
#	Kinetik Holdings, Inc.	30,453	1,962,087
	Kodiak Gas Services, Inc.	6,636	310,432
#	Liberty Energy, Inc.	313,138	5,733,557
#	Magnolia Oil & Gas Corp., Class A	263,445	6,243,646
*	Mammoth Energy Services, Inc.	14,869	44,458
	Marathon Petroleum Corp.	271,717	39,591,884
	Matador Resources Co.	298,453	17,310,274
	Murphy Oil Corp.	260,771	6,944,332
*	Nabors Industries Ltd.	2,059	117,816
	NACCO Industries, Inc., Class A	14,740	466,226
*	Natural Gas Services Group, Inc.	40,757	1,066,611
*	NCS Multistage Holdings, Inc.	502	14,463
#	Noble Corp. PLC	63,744	2,042,995
#	Nordic American Tankers Ltd.	254,061	685,965
#	Northern Oil & Gas, Inc.	144,080	5,179,676
	NOV, Inc.	92,040	1,329,978
*	NPK International, Inc.	265,959	1,840,436
	Occidental Petroleum Corp.	626,352	29,219,321
*	Oceaneering International, Inc.	158,587	3,940,887
*	Oil States International, Inc.	146,869	746,094
#	ONEOK, Inc.	602,010	58,497,345
	Ovintiv, Inc.	279,590	11,804,290
*	Par Pacific Holdings, Inc.	66,104	1,105,259
	PBF Energy, Inc., Class A	204,944	5,996,661
#	Peabody Energy Corp.	143,527	2,605,015
	Permian Resources Corp.	578,515	8,475,245
	Phillips 66	262,444	30,934,274
		Shares	Value†
ENERGY — (Continued)
	PHX Minerals, Inc.	62,833	$236,880
*	PrimeEnergy Resources Corp.	2,513	547,583
*	ProPetro Holding Corp.	130,183	1,156,025
	Range Resources Corp.	528,144	19,562,454
	Ranger Energy Services, Inc., Class A	28,964	474,720
*	REX American Resources Corp.	37,873	1,580,062
#	RPC, Inc.	320,306	1,963,476
	SandRidge Energy, Inc.	53,216	630,610
#	Schlumberger NV	800,783	32,255,539
	Scorpio Tankers, Inc.	127,597	6,076,169
*	SEACOR Marine Holdings, Inc.	31,068	210,641
*	Seadrill Ltd.	32,555	1,177,189
	Select Water Solutions, Inc.	272,890	3,411,125
	SFL Corp. Ltd.	276,544	2,917,539
	Sitio Royalties Corp., Class A	24,027	483,904
	SM Energy Co.	205,527	7,801,805
	Smart Sand, Inc.	9,803	23,429
	Solaris Energy Infrastructure, Inc.	67,099	1,831,132
*	Stabilis Solutions, Inc.	3,403	25,863
	Targa Resources Corp.	213,248	41,967,206
	TechnipFMC PLC	595,564	17,896,698
	Teekay Corp. Ltd.	121,260	865,796
	Teekay Tankers Ltd., Class A	86,293	3,617,403
*	TETRA Technologies, Inc.	62,984	261,384
#	Texas Pacific Land Corp.	14,515	18,828,423
#*	Tidewater, Inc.	103,044	5,678,755
*	TOP Ships, Inc.	1,424	8,701
#*	Transocean Ltd.	501,014	1,963,975
#*	Uranium Energy Corp.	187,283	1,322,218
	VAALCO Energy, Inc.	11,059	45,342
#*	Valaris Ltd.	84,014	4,027,631
	Valero Energy Corp.	347,323	46,193,959
#	Vitesse Energy, Inc.	63,407	1,640,973
	Weatherford International PLC	92,565	5,826,967
	Williams Cos., Inc.	674,140	37,367,580
#	World Kinect Corp.	156,333	4,419,534
TOTAL ENERGY			1,667,145,003
FINANCIALS — (17.3%)
	1st Source Corp.	65,072	4,081,316

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Acacia Research Corp.	150,435	$655,897
	Acadian Asset Management, Inc.	96,067	2,393,990
	ACNB Corp.	15,047	618,432
	Affiliated Managers Group, Inc.	55,558	10,441,571
*	Affinity Bancshares, Inc.	11,076	202,137
*	Affirm Holdings, Inc.	240,554	14,690,633
	Aflac, Inc.	247,162	26,540,256
	Alerus Financial Corp.	20,205	427,134
	Allstate Corp.	226,588	43,579,670
	Ally Financial, Inc.	593,124	23,114,042
	Amalgamated Financial Corp.	61,780	2,158,593
*	Ambac Financial Group, Inc.	60,448	703,010
	Amerant Bancorp, Inc.	33,661	780,935
	American Coastal Insurance Corp.	6,725	81,978
	American Express Co.	340,764	108,175,532
	American Financial Group, Inc.	160,262	21,885,379
	American International Group, Inc.	509,460	37,526,824
	Ameriprise Financial, Inc.	97,813	53,147,672
	Ameris Bancorp	183,351	12,036,993
	AMERISAFE, Inc.	40,351	2,018,357
	AmeriServ Financial, Inc.	21,821	59,135
	Ames National Corp.	11,722	212,520
	Aon PLC, Class A	48,339	17,925,068
#	Apollo Global Management, Inc.	158,216	27,051,772
	Arch Capital Group Ltd.	445,568	41,469,014
	ARES Management Corp., Class A	57,354	11,368,710
	Arrow Financial Corp.	25,758	685,420
	Arthur J Gallagher & Co.	95,579	28,847,654
#	Artisan Partners Asset Management, Inc., Class A	124,800	5,577,312
	Associated Banc-Corp.	348,229	8,754,477
	Associated Capital Group, Inc., Class A	5,133	187,714
	Assurant, Inc.	100,829	21,697,393
	Assured Guaranty Ltd.	139,731	13,218,553
	Atlantic American Corp.	17,563	29,681
#	Atlantic Union Bankshares Corp.	177,427	6,701,418
		Shares	Value†
FINANCIALS — (Continued)
*	Atlanticus Holdings Corp.	36,113	$2,147,640
	Auburn National BanCorp, Inc.	6,204	132,455
*	AvidXchange Holdings, Inc.	181,830	1,927,398
	Axis Capital Holdings Ltd.	221,583	20,168,485
*	Axos Financial, Inc.	139,887	9,782,298
*	Baldwin Insurance Group, Inc.	81,210	3,325,549
	BancFirst Corp.	87,663	10,438,910
#*	Bancorp, Inc.	126,043	7,696,186
	Bank First Corp.	451	45,632
	Bank of America Corp.	3,352,939	155,241,076
#	Bank of Hawaii Corp.	66,854	4,981,292
	Bank of Marin Bancorp	31,625	799,164
	Bank of New York Mellon Corp.	501,033	43,053,766
	Bank of NT Butterfield & Son Ltd.	101,555	3,726,053
	Bank of the James Financial Group, Inc.	8,408	115,190
	Bank OZK	233,821	11,875,769
	Bank7 Corp.	1,366	58,683
	BankFinancial Corp.	43,627	588,092
	BankUnited, Inc.	130,681	5,372,296
	Bankwell Financial Group, Inc.	7,366	229,672
	Banner Corp.	77,707	5,491,554
	Bar Harbor Bankshares	36,295	1,149,826
	BayCom Corp.	24,349	681,529
	BCB Bancorp, Inc.	20,620	223,315
*	Berkshire Hathaway, Inc., Class B	813,088	381,069,953
	Berkshire Hills Bancorp, Inc.	106,994	3,146,694
	BGC Group, Inc., Class A	827,412	7,893,510
	Blackrock, Inc.	45,877	49,340,713
	Blackstone, Inc.	115,421	20,442,213
#*	Block, Inc.	154,908	14,068,745
*	Blue Foundry Bancorp	38,049	370,978
*	Blue Ridge Bankshares, Inc.	6,136	20,678
*	BM Technologies, Inc.	2,109	10,545
	BOK Financial Corp.	127,845	14,116,645
	Bread Financial Holdings, Inc.	103,890	6,579,354
	Bridge Investment Group Holdings, Inc., Class A	6,793	54,412
*	Bridgewater Bancshares, Inc.	44,336	626,024

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Brighthouse Financial, Inc.	38,169	$2,355,409
*	Broadway Financial Corp.	61	470
	Brookline Bancorp, Inc.	228,952	2,800,083
	Brown & Brown, Inc.	233,551	24,443,448
	Burke & Herbert Financial Services Corp.	14,391	925,485
	Business First Bancshares, Inc.	17,724	478,371
*	BV Financial, Inc.	2,876	43,830
	Byline Bancorp, Inc.	44,655	1,310,178
	C&F Financial Corp.	5,958	455,310
	Cadence Bank	265,103	9,331,626
*	California BanCorp	5,647	93,740
»	California First Leasing Corp.	1,535	33,770
	Camden National Corp.	38,691	1,755,024
*	Cantaloupe, Inc.	4,641	37,778
	Capital Bancorp, Inc.	4,480	138,970
	Capital City Bank Group, Inc.	44,492	1,641,310
	Capital One Financial Corp.	177,398	36,137,747
	Capitol Federal Financial, Inc.	176,720	1,051,484
#	Carlyle Group, Inc.	228,252	12,818,632
*	Carter Bankshares, Inc.	28,814	507,703
	Cass Information Systems, Inc.	31,127	1,282,121
	Cathay General Bancorp	191,589	9,098,562
	CB Financial Services, Inc.	747	22,261
	Cboe Global Markets, Inc.	76,244	15,578,937
*»	CCUR Holdings, Inc.	4	8,000
	Central Pacific Financial Corp.	71,845	2,147,447
	CF Bankshares, Inc.	7,043	172,131
	Charles Schwab Corp.	678,772	56,148,020
	Chemung Financial Corp.	10,517	531,634
	Chubb Ltd.	178,272	48,468,591
	Cincinnati Financial Corp.	200,928	27,537,182
	Citigroup, Inc.	941,348	76,653,968
	Citizens & Northern Corp.	30,143	642,950
	Citizens Community Bancorp, Inc.	24,520	388,397
	Citizens Financial Group, Inc.	538,949	25,637,804
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Services, Inc.	925	$56,647
	City Holding Co.	39,028	4,610,378
	Civista Bancshares, Inc.	24,121	532,109
	CME Group, Inc.	111,525	26,377,893
	CNB Financial Corp.	51,670	1,307,251
	CNO Financial Group, Inc.	170,411	6,806,215
#*	Coastal Financial Corp.	35,722	3,185,688
	Cohen & Co., Inc.	1,816	17,688
#	Cohen & Steers, Inc.	100,452	8,903,061
*	Coinbase Global, Inc., Class A	10,677	3,110,530
	Colony Bankcorp, Inc.	22,040	371,374
	Columbia Banking System, Inc.	68,204	1,902,892
#*	Columbia Financial, Inc.	111,487	1,648,893
	Comerica, Inc.	166,250	11,191,950
	Commerce Bancshares, Inc.	253,330	16,922,444
	Community Financial System, Inc.	131,093	8,590,524
	Community Trust Bancorp, Inc.	49,175	2,631,354
	Community West Bancshares	32,277	629,079
#	ConnectOne Bancorp, Inc.	79,658	2,018,534
*	Consumer Portfolio Services, Inc.	175,197	2,077,836
	Corebridge Financial, Inc.	462,847	15,625,715
*	Corpay, Inc.	113,759	43,284,162
	Crawford & Co. (CRD/A US), Class A	87,227	1,047,596
	Crawford & Co. (CRD/B US), Class B	54,625	641,844
*	Credit Acceptance Corp.	26,793	13,604,682
*	CrossFirst Bankshares, Inc.	60,281	978,963
#	Cullen/Frost Bankers, Inc.	103,752	14,463,029
*	Customers Bancorp, Inc.	79,008	4,501,876
	CVB Financial Corp.	288,159	6,005,234
#	Diamond Hill Investment Group, Inc.	5,368	805,415
#	DigitalBridge Group, Inc.	302,631	3,319,862

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Dime Community Bancshares, Inc.	96,258	$3,006,137
	Discover Financial Services	205,254	41,274,527
	Donegal Group, Inc. (DGICA US), Class A	68,531	1,016,315
	Donegal Group, Inc. (DGICB US), Class B	5,678	81,195
*	Donnelley Financial Solutions, Inc.	77,075	5,115,468
	Eagle Bancorp Montana, Inc.	10,752	165,581
	Eagle Bancorp, Inc.	97,957	2,567,453
	East West Bancorp, Inc.	247,667	25,502,271
	Eastern Bankshares, Inc.	77,800	1,428,408
	Employers Holdings, Inc.	65,933	3,241,266
	Enact Holdings, Inc.	24,112	814,503
*	Encore Capital Group, Inc.	62,892	3,113,154
*	Enova International, Inc.	94,321	10,594,135
*	Enstar Group Ltd.	42,857	14,013,810
	Enterprise Bancorp, Inc.	18,101	766,215
	Enterprise Financial Services Corp.	73,875	4,420,680
	Equitable Holdings, Inc.	521,959	28,405,009
	Equity Bancshares, Inc., Class A	32,990	1,438,364
	Erie Indemnity Co., Class A	27,561	11,105,705
#	Esquire Financial Holdings, Inc.	20,382	1,821,539
	ESSA Bancorp, Inc.	19,001	397,311
	Essent Group Ltd.	189,061	11,012,803
*	Euronet Worldwide, Inc.	86,383	8,508,725
	Evans Bancorp, Inc.	6,754	292,853
	Evercore, Inc., Class A	50,884	14,820,983
	Everest Group Ltd.	43,520	15,123,635
#	EVERTEC, Inc.	158,139	5,134,773
*	EZCORP, Inc., Class A	137,432	1,650,558
	F&G Annuities & Life, Inc.	32,157	1,476,328
	FactSet Research Systems, Inc.	33,613	15,946,343
	Farmers & Merchants Bancorp, Inc.	8,217	223,256
		Shares	Value†
FINANCIALS — (Continued)
	Farmers National Banc Corp.	49,951	$687,326
	FB Financial Corp.	81,078	4,281,729
	Federal Agricultural Mortgage Corp. (AGM US), Class C	22,971	4,543,204
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,460	368,975
#	Federated Hermes, Inc.	223,422	8,885,493
#	Fidelity D&D Bancorp, Inc.	2,824	126,515
	Fidelity National Financial, Inc.	274,106	15,944,746
	Fidelity National Information Services, Inc.	327,594	26,689,083
#	Fifth Third Bancorp	780,570	34,587,057
	Financial Institutions, Inc.	37,718	994,624
	Finward Bancorp	1,450	38,527
*	Finwise Bancorp	11,665	216,152
	First American Financial Corp.	259,806	16,424,935
	First BanCorp	552,393	11,467,679
	First Bancorp, Inc.	25,617	661,943
	First Bancorp/Southern Pines NC	109,188	4,818,466
	First Bancshares, Inc.	44,720	1,715,012
	First Bank	38,105	579,577
	First Busey Corp.	146,566	3,558,622
	First Business Financial Services, Inc.	24,196	1,249,965
	First Capital, Inc.	4,002	126,463
	First Citizens BancShares, Inc., Class A	13,321	29,368,675
	First Commonwealth Financial Corp.	271,741	4,532,640
	First Community Bankshares, Inc.	51,375	2,228,134
	First Community Corp.	11,112	288,134
	First Financial Bancorp	253,474	7,102,341
	First Financial Bankshares, Inc.	239,954	8,940,686
	First Financial Corp.	30,359	1,463,000
	First Financial Northwest, Inc.	22,460	474,804
	First Foundation, Inc.	132,708	683,446
#	First Hawaiian, Inc.	100,999	2,789,592
	First Horizon Corp.	449,089	9,830,558
	First Internet Bancorp	23,124	753,149

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	83,367	$2,746,943
	First Merchants Corp.	108,823	4,836,094
	First Mid Bancshares, Inc.	38,497	1,460,191
	First National Corp.	1,920	48,768
	First of Long Island Corp.	47,909	622,817
	First Savings Financial Group, Inc.	11,154	276,173
	First U.S. Bancshares, Inc.	11,190	137,637
	First United Corp.	18,660	607,943
*	First Western Financial, Inc.	11,240	237,164
	FirstCash Holdings, Inc.	104,652	11,422,766
*	Fiserv, Inc.	218,222	47,144,681
	Five Star Bancorp	8,307	252,616
	Flushing Financial Corp.	42,768	596,614
*	Flywire Corp.	5,900	114,047
	FNB Corp.	658,204	10,327,221
	Franklin Financial Services Corp.	4,753	164,406
	Franklin Resources, Inc.	18,600	413,664
	FS Bancorp, Inc.	23,810	962,876
	Fulton Financial Corp.	426,652	8,678,102
*	FVCBankcorp, Inc.	11,566	139,602
	GCM Grosvenor, Inc., Class A	7,518	101,643
*	Genworth Financial, Inc.	437,533	3,163,364
	German American Bancorp, Inc.	78,789	3,256,349
#	Glacier Bancorp, Inc.	251,546	12,494,290
	Glen Burnie Bancorp	303	1,488
	Global Payments, Inc.	178,975	20,197,329
	Globe Life, Inc.	150,636	18,391,149
	Goldman Sachs Group, Inc.	169,100	108,291,640
#	Goosehead Insurance, Inc., Class A	5,842	626,087
	Great Southern Bancorp, Inc.	31,136	1,830,485
*	Green Dot Corp., Class A	1,416	12,560
	Greene County Bancorp, Inc.	4,267	113,076
*	Greenlight Capital Re Ltd., Class A	85,144	1,149,444
	Guaranty Bancshares, Inc.	24,606	1,011,553
*	Hagerty, Inc., Class A	1,923	18,634
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Lane, Inc., Class A	53,801	$8,564,043
	Hancock Whitney Corp.	212,086	12,670,018
	Hanmi Financial Corp.	53,952	1,295,927
	Hanover Insurance Group, Inc.	95,525	14,623,922
	HarborOne Bancorp, Inc.	84,090	914,058
	Hartford Financial Services Group, Inc.	462,207	51,559,191
	Hawthorn Bancshares, Inc.	19,298	631,045
	HBT Financial, Inc.	7,172	174,423
#	HCI Group, Inc.	25,609	3,122,505
	Heartland Financial USA, Inc.	69,590	4,500,385
	Heritage Commerce Corp.	78,658	762,196
	Heritage Financial Corp.	68,656	1,764,459
*	Heritage Insurance Holdings, Inc.	46,886	516,215
	Hilltop Holdings, Inc.	213,829	6,453,359
#	Hingham Institution For Savings	3,887	992,157
*	Hippo Holdings, Inc.	4,325	121,100
	Home Bancorp, Inc.	17,090	857,918
	Home BancShares, Inc.	400,670	12,096,227
	Home Federal Bancorp, Inc. of Louisiana	5,115	65,114
*	HomeStreet, Inc.	11,934	120,175
	HomeTrust Bancshares, Inc.	17,503	643,585
	Hope Bancorp, Inc.	286,565	3,341,348
	Horace Mann Educators Corp.	94,075	3,634,117
	Horizon Bancorp, Inc.	50,237	843,479
	Houlihan Lokey, Inc.	96,361	17,510,721
	Huntington Bancshares, Inc.	1,349,510	23,211,572
*	I3 Verticals, Inc., Class A	47,126	1,172,966
*	ICC Holdings, Inc.	2,163	49,922
	IF Bancorp, Inc.	6,461	149,895
	Independent Bank Corp. (IBCP US)	52,735	1,919,554
	Independent Bank Corp. (INDB US)	93,230	6,261,327
	Interactive Brokers Group, Inc., Class A	15,350	3,337,704
	Intercontinental Exchange, Inc.	172,446	27,562,044
#	International Bancshares Corp.	165,100	10,878,439

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	International Money Express, Inc.	54,715	$1,034,661
	Invesco Ltd.	351,194	6,753,461
	Investar Holding Corp.	10,969	209,179
	Investors Title Co.	4,936	1,112,328
	Jack Henry & Associates, Inc.	89,221	15,532,484
	Jackson Financial, Inc., Class A	88,168	8,308,952
	Janus Henderson Group PLC	352,833	15,852,787
	Jefferies Financial Group, Inc.	363,688	27,963,970
	JPMorgan Chase & Co.	1,819,978	486,480,119
	Kearny Financial Corp.	61,689	425,654
	Kemper Corp.	165,095	11,091,082
*	Kentucky First Federal Bancorp	5,416	16,735
#	KeyCorp	788,337	14,174,299
*	Kingstone Cos., Inc.	12,183	206,989
#	Kinsale Capital Group, Inc.	24,672	10,903,544
	KKR & Co., Inc.	220,163	36,782,632
	Lake Shore Bancorp, Inc.	8,295	129,734
#	Lakeland Financial Corp.	71,769	4,883,163
	Landmark Bancorp, Inc.	13,854	327,370
#	Lazard, Inc.	52,408	2,849,423
	LCNB Corp.	13,732	212,297
*	LendingClub Corp.	287,904	3,883,825
*	LendingTree, Inc.	10,711	481,245
	Lincoln National Corp.	303,222	10,661,286
	Live Oak Bancshares, Inc.	109,386	3,882,109
	Loews Corp.	300,622	25,688,150
	LPL Financial Holdings, Inc.	108,895	39,952,487
	M&T Bank Corp.	130,404	26,242,501
	Magyar Bancorp, Inc.	10,743	154,055
*	Maiden Holdings Ltd.	13,054	13,185
*	Markel Group, Inc.	12,029	21,998,395
	MarketAxess Holdings, Inc.	26,704	5,891,704
*	Marqeta, Inc., Class A	381,261	1,467,855
	Marsh & McLennan Cos., Inc.	217,295	47,126,940
	Mastercard, Inc., Class A	486,597	270,270,572
	Mercantile Bank Corp.	42,466	2,072,765
	Merchants Bancorp	34,955	1,465,663
	Mercury General Corp.	78,241	3,899,531
	Meridian Corp.	15,480	258,826
	MetLife, Inc.	474,080	41,012,661
		Shares	Value†
FINANCIALS — (Continued)
	Metrocity Bankshares, Inc.	12,871	$397,199
*	Metropolitan Bank Holding Corp.	13,690	877,940
	MGIC Investment Corp.	490,983	12,539,706
	Mid Penn Bancorp, Inc.	25,453	766,644
	Middlefield Banc Corp.	15,418	399,480
	Midland States Bancorp, Inc.	36,050	694,323
	MidWestOne Financial Group, Inc.	37,240	1,177,901
	Moelis & Co., Class A	48,301	3,781,485
	Moody's Corp.	56,054	27,995,610
	Morgan Stanley	740,128	102,455,919
	Morningstar, Inc.	42,526	13,975,745
*	Mr. Cooper Group, Inc.	52,741	5,475,043
	MSCI, Inc.	28,097	16,767,447
	MVB Financial Corp.	20,313	396,307
	Nasdaq, Inc.	438,668	36,119,923
	National Bank Holdings Corp., Class A	100,659	4,341,423
	National Bankshares, Inc.	200	5,878
#	Navient Corp.	446,059	6,097,627
#	NBT Bancorp, Inc.	125,226	5,964,514
*	NCR Atleos Corp.	138,349	4,407,799
	Nelnet, Inc., Class A	83,753	9,227,068
*	NerdWallet, Inc., Class A	97,767	1,396,113
*	NI Holdings, Inc.	26,669	402,702
	Nicolet Bankshares, Inc.	37,042	4,153,519
*	NMI Holdings, Inc.	235,780	9,105,824
	Northeast Bank	21,480	2,173,776
	Northeast Community Bancorp, Inc.	4,059	100,663
	Northern Trust Corp.	220,900	24,804,861
	Northfield Bancorp, Inc.	90,145	1,051,992
	Northrim BanCorp, Inc.	15,135	1,288,443
	Northwest Bancshares, Inc.	338,131	4,466,711
	Norwood Financial Corp.	4,550	121,121
	Oak Valley Bancorp	15,512	401,295
	OceanFirst Financial Corp.	136,863	2,458,059
	OFG Bancorp	123,606	5,279,212
	Ohio Valley Banc Corp.	8,106	193,328
*	Old Market Capital Corp.	4,633	30,022
	Old National Bancorp	694,791	16,570,765

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old Point Financial Corp.	6,443	$157,209
	Old Republic International Corp.	457,479	16,734,582
	Old Second Bancorp, Inc.	99,783	1,874,923
	OneMain Holdings, Inc.	167,597	9,308,337
*	Onity Group, Inc.	15,356	554,659
	OP Bancorp	16,829	223,489
#*	Open Lending Corp.	106,164	642,292
	Oppenheimer Holdings, Inc., Class A	16,285	1,120,734
	OppFi, Inc.	912	12,504
*	OptimumBank Holdings, Inc.	2,591	11,815
	Orange County Bancorp, Inc.	2,338	60,484
	Origin Bancorp, Inc.	49,274	1,868,470
	Orrstown Financial Services, Inc.	46,864	1,703,038
#*	Oscar Health, Inc., Class A	179,701	2,983,037
	Pacific Premier Bancorp, Inc.	89,842	2,326,908
*	Palomar Holdings, Inc.	45,038	4,858,249
	Park National Corp.	42,357	7,188,406
	Parke Bancorp, Inc.	31,687	641,345
	Pathfinder Bancorp, Inc.	8,118	135,165
	Pathward Financial, Inc.	72,350	5,768,465
*	Paymentus Holdings, Inc., Class A	40,097	1,281,500
*	Payoneer Global, Inc.	387,777	4,110,436
*	PayPal Holdings, Inc.	210,709	18,664,603
*	Paysafe Ltd.	95,809	1,858,695
*	Paysign, Inc.	3,016	8,023
	PCB Bancorp	23,637	455,958
	Peapack-Gladstone Financial Corp.	37,844	1,197,763
	Penns Woods Bancorp, Inc.	7,848	238,815
	PennyMac Financial Services, Inc.	95,592	10,007,526
	Peoples Bancorp of North Carolina, Inc.	13,339	380,028
	Peoples Bancorp, Inc.	90,895	2,967,722
	Peoples Financial Services Corp.	4,670	240,365
	Pinnacle Financial Partners, Inc.	131,139	16,362,213
*	Pioneer Bancorp, Inc.	32,050	371,139
	Piper Sandler Cos.	39,150	12,416,031
	PJT Partners, Inc., Class A	21,670	3,574,900
		Shares	Value†
FINANCIALS — (Continued)
	Plumas Bancorp	13,751	$627,046
	PNC Financial Services Group, Inc.	184,664	37,108,231
*	Ponce Financial Group, Inc.	39,730	527,217
	Popular, Inc.	192,027	19,767,259
*	PRA Group, Inc.	145,201	3,210,394
#	Preferred Bank	35,554	3,248,213
	Premier Financial Corp.	93,494	2,601,938
	Primerica, Inc.	74,401	21,588,938
	Primis Financial Corp.	29,207	323,906
	Princeton Bancorp, Inc.	15,033	458,807
	Principal Financial Group, Inc.	285,996	23,580,370
*	Priority Technology Holdings, Inc.	2,223	21,119
*	ProAssurance Corp.	111,320	1,665,347
	PROG Holdings, Inc.	115,906	4,954,981
	Progressive Corp.	208,376	51,352,181
	Prosperity Bancshares, Inc.	195,788	15,663,040
*	Provident Bancorp, Inc.	23,142	270,993
	Provident Financial Holdings, Inc.	17,143	274,974
	Provident Financial Services, Inc.	156,618	2,908,396
	Prudential Financial, Inc.	300,573	36,297,195
	QCR Holdings, Inc.	44,710	3,476,650
	Radian Group, Inc.	181,035	6,158,811
	Raymond James Financial, Inc.	171,665	28,922,119
	RBB Bancorp	47,967	902,259
	Red River Bancshares, Inc.	3,034	169,297
	Regional Management Corp.	22,928	820,593
	Regions Financial Corp.	850,277	20,950,825
	Reinsurance Group of America, Inc.	94,766	21,593,381
*	Remitly Global, Inc.	108,773	2,556,165
	RenaissanceRe Holdings Ltd.	85,190	19,813,490
#	Renasant Corp.	154,264	5,997,784
*	Repay Holdings Corp.	113,862	850,549
	Republic Bancorp, Inc., Class A	45,364	2,969,074
*	Rhinebeck Bancorp, Inc.	6,548	65,611
	Richmond Mutual BanCorp, Inc.	8,215	118,460
	Riverview Bancorp, Inc.	31,957	180,237

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	RLI Corp.	184,480	$13,531,608
*	Robinhood Markets, Inc., Class A	304,215	15,803,969
*	Rocket Cos., Inc., Class A	16,585	208,971
*	Root, Inc., Class A	752	73,320
	S&P Global, Inc.	90,759	47,322,650
	S&T Bancorp, Inc.	87,048	3,433,173
	Safety Insurance Group, Inc.	40,566	3,205,120
	Sandy Spring Bancorp, Inc.	115,557	3,909,293
	SB Financial Group, Inc.	12,913	288,864
	Seacoast Banking Corp. of Florida	48,156	1,370,038
*	Security National Financial Corp., Class A	46,601	576,454
	SEI Investments Co.	235,630	20,400,845
	Selective Insurance Group, Inc.	118,259	9,949,130
*	Selectquote, Inc.	49,521	213,436
#	ServisFirst Bancshares, Inc.	120,633	10,937,794
#*	Shift4 Payments, Inc., Class A	112,654	13,501,582
	Shore Bancshares, Inc.	18,936	309,604
*	Siebert Financial Corp.	2,656	7,782
	Sierra Bancorp	26,727	805,552
	Silvercrest Asset Management Group, Inc., Class A	27,562	509,897
	Simmons First National Corp., Class A	86,703	1,969,892
*	SiriusPoint Ltd.	400,172	5,826,504
*	Skyward Specialty Insurance Group, Inc.	22,777	1,008,566
	SLM Corp.	577,290	16,112,164
	SmartFinancial, Inc.	24,425	861,225
#*	SoFi Technologies, Inc.	1,731,132	27,317,263
	Sound Financial Bancorp, Inc.	5,599	295,963
	South Plains Financial, Inc.	8,821	316,939
*	Southern First Bancshares, Inc.	9,314	342,755
	Southern Missouri Bancorp, Inc.	16,218	959,781
	Southern States Bancshares, Inc.	5,532	181,892
	Southside Bancshares, Inc.	53,171	1,671,165
		Shares	Value†
FINANCIALS — (Continued)
	SouthState Corp.	115,189	$12,162,807
	State Street Corp.	247,354	25,136,113
	Stellar Bancorp, Inc.	41,103	1,167,325
	StepStone Group, Inc., Class A	29,274	1,875,878
*	Sterling Bancorp, Inc.	27,876	131,296
	Stewart Information Services Corp.	73,479	4,790,096
	Stifel Financial Corp.	181,426	21,018,202
	Stock Yards Bancorp, Inc.	75,187	5,542,034
*	StoneX Group, Inc.	78,498	8,597,101
	Summit State Bank	14,814	109,031
*	SWK Holdings Corp.	654	10,628
#	Synchrony Financial	507,113	34,980,655
	Synovus Financial Corp.	359,975	20,309,789
	T. Rowe Price Group, Inc.	193,183	22,586,956
*	Texas Capital Bancshares, Inc.	122,677	9,685,349
	TFS Financial Corp.	296,084	4,062,272
*	Third Coast Bancshares, Inc.	3,646	131,438
	Timberland Bancorp, Inc.	15,758	473,055
	Tiptree, Inc.	123,205	2,469,028
*	Toast, Inc., Class A	98,969	4,049,811
	Tompkins Financial Corp.	20,731	1,452,621
	Towne Bank	119,612	4,278,521
	Tradeweb Markets, Inc., Class A	20,578	2,611,348
	Travelers Cos., Inc.	217,354	53,290,854
	TriCo Bancshares	71,819	3,150,700
*	Triumph Financial, Inc.	62,086	4,784,347
	Truist Financial Corp.	562,697	26,795,631
*	Trupanion, Inc.	1,537	72,915
	TrustCo Bank Corp.	42,547	1,368,312
	Trustmark Corp.	144,303	5,411,362
	U.S. Bancorp	724,966	34,638,875
	U.S. Global Investors, Inc., Class A	4,338	10,671
#	UMB Financial Corp.	124,449	14,672,537
	Union Bankshares, Inc.	3,042	97,040
	United Bancorp, Inc.	11,080	138,611
	United Bancshares, Inc.	6,275	181,975
	United Bankshares, Inc.	420,394	16,185,169
	United Community Banks, Inc.	169,336	5,616,875
	United Fire Group, Inc.	52,361	1,299,076
	United Security Bancshares	30,125	288,296
	Unity Bancorp, Inc.	24,623	1,190,522

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Universal Insurance Holdings, Inc.	75,615	$1,462,394
	Univest Financial Corp.	68,774	2,090,042
	Unum Group	302,556	23,069,895
	USCB Financial Holdings, Inc.	9,556	181,373
	UWM Holdings Corp.	17,556	105,863
	Valley National Bancorp	807,772	8,303,896
	Value Line, Inc.	11,063	434,776
*	Velocity Financial, Inc.	18,284	338,985
	Veritex Holdings, Inc.	65,760	1,762,368
	Victory Capital Holdings, Inc., Class A	88,821	5,878,174
	Virginia National Bankshares Corp.	1,567	57,133
	Virtu Financial, Inc., Class A	131,769	5,278,666
	Virtus Investment Partners, Inc.	18,801	3,750,799
	Visa, Inc., Class A	909,954	311,022,277
	Voya Financial, Inc.	174,011	12,353,041
	W.R. Berkley Corp.	336,746	19,810,767
	WaFd, Inc.	189,982	5,638,666
	Walker & Dunlop, Inc.	89,592	8,607,103
	Washington Trust Bancorp, Inc.	28,705	940,663
	Waterstone Financial, Inc.	48,203	662,309
	Webster Financial Corp.	303,388	18,276,093
	Wells Fargo & Co.	1,742,572	137,314,674
	WesBanco, Inc.	142,894	5,007,006
	West BanCorp, Inc.	32,086	703,646
	Westamerica BanCorp	59,365	3,072,732
#	Western Alliance Bancorp	179,794	15,798,499
	Western New England Bancorp, Inc.	55,617	523,912
#	Western Union Co.	345,231	3,562,784
	Westwood Holdings Group, Inc.	28,206	434,090
*	WEX, Inc.	55,525	10,210,492
#	White Mountains Insurance Group Ltd.	6,818	13,175,512
	Willis Towers Watson PLC	83,445	27,500,551
	Wintrust Financial Corp.	172,379	22,548,897
#	WisdomTree, Inc.	322,176	3,154,103
*	World Acceptance Corp.	15,543	2,194,050
	WSFS Financial Corp.	157,343	8,811,208
	WVS Financial Corp.	2,157	27,006
		Shares	Value†
FINANCIALS — (Continued)
	Zions Bancorp NA	286,831	$16,596,042
TOTAL FINANCIALS			6,043,511,141
HEALTH CARE — (8.7%)
	Abbott Laboratories	654,730	83,759,609
	AbbVie, Inc.	1,090,619	200,564,834
††	Abiomed, Inc.	32,675	510,057
#*	Absci Corp.	11,952	44,342
*	AC Immune SA	17,301	47,578
*	Acadia Healthcare Co., Inc.	137,843	6,218,098
*	ACADIA Pharmaceuticals, Inc.	24,527	457,674
#*	AdaptHealth Corp.	137,725	1,490,184
*	Adaptive Biotechnologies Corp.	12,703	98,448
*	Addus HomeCare Corp.	39,393	4,930,428
*	ADMA Biologics, Inc.	232,715	3,758,347
††	Aduro Biotech, Inc.	19,543	7,426
*	Adverum Biotechnologies, Inc.	19,368	81,733
	Agilent Technologies, Inc.	144,563	21,904,186
*	Agios Pharmaceuticals, Inc.	52,538	1,806,782
*	Akero Therapeutics, Inc.	7,941	429,449
††	Albireo Pharma, Inc.	26,553	154,273
*	Aldeyra Therapeutics, Inc.	17,053	89,358
*	Align Technology, Inc.	17,364	3,804,626
*	Alkermes PLC	139,666	4,403,669
*	Alnylam Pharmaceuticals, Inc.	21,324	5,785,414
*	American Shared Hospital Services	3,958	12,192
	Amgen, Inc.	365,932	104,444,311
*	AMN Healthcare Services, Inc.	71,063	1,955,654
*	Amneal Pharmaceuticals, Inc.	182,792	1,509,862
*	Amphastar Pharmaceuticals, Inc.	4,416	153,986
*	AngioDynamics, Inc.	1,925	21,964
*	ANI Pharmaceuticals, Inc.	39,195	2,298,395
*	Anika Therapeutics, Inc.	25,707	438,561
*	Arcellx, Inc.	1,581	107,714

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Arcturus Therapeutics Holdings, Inc.	44,140	$749,056
*	Arcus Biosciences, Inc.	112,715	1,454,023
*	ARS Pharmaceuticals, Inc.	8,588	111,816
#*	Artivion, Inc.	114,590	3,547,706
*	Arvinas, Inc.	21,261	374,406
#*	Astrana Health, Inc.	57,595	2,123,528
*	Atea Pharmaceuticals, Inc.	16,803	51,417
*	Aura Biosciences, Inc.	35,850	281,422
*	Avanos Medical, Inc.	59,316	1,021,422
*	Avantor, Inc.	133,993	2,985,364
*	Axogen, Inc.	91,390	1,664,212
#*	Azenta, Inc.	81,521	4,406,210
	Baxter International, Inc.	215,088	7,003,265
#*	Beam Therapeutics, Inc.	177,638	4,604,377
	Becton Dickinson & Co.	83,038	20,560,209
*	Biogen, Inc.	64,981	9,352,715
*	BioLife Solutions, Inc.	102,068	2,786,967
*	BioMarin Pharmaceutical, Inc.	22,411	1,419,961
*	Bio-Rad Laboratories, Inc., Class A	16,139	5,824,242
*	Biote Corp., Class A	40,878	208,069
	Bio-Techne Corp.	133,131	9,791,785
*	Bioventus, Inc., Class A	15,703	167,708
*	Black Diamond Therapeutics, Inc.	26,617	69,737
*	Boston Scientific Corp.	422,664	43,263,887
	Bristol-Myers Squibb Co.	956,698	56,397,347
#*	Brookdale Senior Living, Inc.	393,854	1,823,544
	Bruker Corp.	251,344	14,615,654
	Cardinal Health, Inc.	155,230	19,195,742
*	CareDx, Inc.	14,087	328,227
*	Castle Biosciences, Inc.	59,470	1,681,217
*	Catalyst Pharmaceuticals, Inc.	191,923	4,329,783
	Cencora, Inc.	125,411	31,880,730
*	Centene Corp.	375,289	24,029,755
*	Certara, Inc.	419,252	5,965,956
*	Charles River Laboratories International, Inc.	55,150	9,086,514
	Chemed Corp.	26,628	14,964,936
††	Chinook Therapeutics, Inc.	21,057	26,321
*	ChromaDex Corp.	3,724	20,966
	Cigna Group	170,382	50,128,088
		Shares	Value†
HEALTH CARE — (Continued)
*	Collegium Pharmaceutical, Inc.	88,658	$2,847,695
*	Community Health Systems, Inc.	178,960	572,672
	Concentra Group Holdings Parent, Inc.	278,537	6,492,697
#	CONMED Corp.	56,825	4,078,898
*	Cooper Cos., Inc.	153,906	14,859,624
#*	Corcept Therapeutics, Inc.	166,436	11,137,897
*	CorVel Corp.	84,183	9,752,601
#*	CRISPR Therapeutics AG	97,761	4,065,880
*	Cross Country Healthcare, Inc.	74,569	1,358,647
*	Cullinan Therapeutics, Inc.	46,694	493,089
	CVS Health Corp.	644,521	36,402,546
	Danaher Corp.	195,436	43,531,415
#*	DaVita, Inc.	155,909	27,471,166
*	Day One Biopharmaceuticals, Inc.	35,686	441,436
*	Denali Therapeutics, Inc.	128,267	2,988,621
	Dentsply Sirona, Inc.	131,783	2,604,032
*	Design Therapeutics, Inc.	2,000	9,700
*	Dexcom, Inc.	44,108	3,829,898
*	Disc Medicine, Inc.	8,381	467,660
*	Doximity, Inc., Class A	93,751	5,540,684
#*	Dynavax Technologies Corp.	213,029	2,780,028
*	Edwards Lifesciences Corp.	155,162	11,241,487
*	Elanco Animal Health, Inc.	566,205	6,811,446
*	Electromed, Inc.	13,044	448,714
	Elevance Health, Inc.	124,444	49,242,491
	Eli Lilly & Co.	402,622	326,558,652
	Embecta Corp.	11,538	206,876
*	Emergent BioSolutions, Inc.	7,184	80,820
*	Enanta Pharmaceuticals, Inc.	1,368	6,990
	Encompass Health Corp.	228,833	22,716,252
*	Enhabit, Inc.	67,918	570,511
#*	Enovis Corp.	64,748	3,041,861
	Ensign Group, Inc.	99,530	13,900,360
*	Envista Holdings Corp.	133,749	2,744,529
*	Evolent Health, Inc., Class A	58,317	609,413
#*	Exact Sciences Corp.	47,821	2,680,367

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Exagen, Inc.	3,009	$12,036
*	Exelixis, Inc.	372,943	12,363,060
*	FONAR Corp.	15,907	250,535
*	Forian, Inc.	4,603	10,357
*	Fortrea Holdings, Inc.	114,141	1,918,710
*	Fulcrum Therapeutics, Inc.	84,316	333,891
*	Fulgent Genetics, Inc.	10,869	180,860
*	GE HealthCare Technologies, Inc.	320,492	28,299,444
	Gilead Sciences, Inc.	743,690	72,286,668
*	Glaukos Corp.	1,532	239,666
*	Globus Medical, Inc., Class A	11,250	1,043,100
#*	GoodRx Holdings, Inc., Class A	138,788	662,019
#*	GRAIL, Inc.	2,934	88,842
*	Haemonetics Corp.	113,217	7,817,634
#*	Halozyme Therapeutics, Inc.	162,942	9,229,035
*	Harmony Biosciences Holdings, Inc.	96,870	3,755,650
*	Harvard Bioscience, Inc.	105,265	180,003
#	HCA Healthcare, Inc.	40,275	13,287,125
*	Health Catalyst, Inc.	37,902	213,388
#*	HealthEquity, Inc.	98,120	10,834,410
	HealthStream, Inc.	72,291	2,360,301
#*	Henry Schein, Inc.	175,487	14,038,960
*	Hologic, Inc.	208,337	15,029,431
	Humana, Inc.	80,513	23,608,827
*	ICON PLC	26,655	5,306,477
*	ICU Medical, Inc.	7,949	1,306,498
*	IDEXX Laboratories, Inc.	49,085	20,716,324
#*	Illumina, Inc.	18,170	2,411,886
*††	IMARA, Inc.	6,186	0
*	Immunovant, Inc.	4,430	96,308
*	Inari Medical, Inc.	20,005	1,593,798
*	Incyte Corp.	117,051	8,680,502
*	InfuSystem Holdings, Inc.	40,643	328,802
#*	Innoviva, Inc.	134,835	2,513,324
*	Inogen, Inc.	3,001	35,082
*	Inozyme Pharma, Inc.	6,460	9,302
*	Insmed, Inc.	8,769	671,530
#*	Inspire Medical Systems, Inc.	7,900	1,528,650
*	Instil Bio, Inc.	636	14,157
#*	Insulet Corp.	21,563	6,002,708
#*	Integer Holdings Corp.	78,148	11,114,209
*	Integra LifeSciences Holdings Corp.	74,076	1,933,384
#*	Intellia Therapeutics, Inc.	127,715	1,318,019
*	Intuitive Surgical, Inc.	34,199	19,557,724
*	Iovance Biotherapeutics, Inc.	36,800	215,280
		Shares	Value†
HEALTH CARE — (Continued)
*	IQVIA Holdings, Inc.	166,558	$33,538,119
	iRadimed Corp.	6,240	369,470
*	iTeos Therapeutics, Inc.	60,237	454,187
*	Jazz Pharmaceuticals PLC	57,171	7,110,357
	Johnson & Johnson	943,653	143,576,804
#*	Joint Corp.	29,610	327,190
*	KalVista Pharmaceuticals, Inc.	41,449	369,311
*	Kewaunee Scientific Corp.	6,314	405,990
*	Kiniksa Pharmaceuticals International PLC	61,362	1,202,695
*	KORU Medical Systems, Inc.	5,740	25,199
*	Krystal Biotech, Inc.	28,315	4,523,038
*	Kura Oncology, Inc.	92,618	732,608
*	Kymera Therapeutics, Inc.	2,147	85,000
	Labcorp Holdings, Inc.	86,550	21,620,190
*	Lantern Pharma, Inc.	2,813	13,924
#*	Lantheus Holdings, Inc.	159,155	14,723,429
	LeMaitre Vascular, Inc.	33,707	3,267,220
*	LENSAR, Inc.	35,748	396,803
	LENZ Therapeutics, Inc.	2,963	75,645
*	LifeStance Health Group, Inc.	8,650	68,941
*	Ligand Pharmaceuticals, Inc.	48,211	5,618,992
*	Lipocine, Inc.	32	138
*	Lisata Therapeutics, Inc.	1,515	3,803
*	LivaNova PLC	69,901	3,491,555
*	MannKind Corp.	63,852	369,703
*	Masimo Corp.	31,242	5,443,294
*	MaxCyte, Inc.	87,731	395,667
	McKesson Corp.	25,919	15,415,325
*	Medpace Holdings, Inc.	45,807	15,993,514
	Medtronic PLC	420,257	38,167,741
*	MeiraGTx Holdings PLC	43,944	276,408
	Merck & Co., Inc.	1,004,606	99,275,165
*	Merit Medical Systems, Inc.	125,296	13,642,228
*††	Merrimack Pharmaceuticals, Inc.	2,035	0
	Mesa Laboratories, Inc.	1,400	192,766

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Mettler-Toledo International, Inc.	12,496	$17,050,042
*	MiMedx Group, Inc.	27,235	236,945
††	Mirati Therapeutics, Inc.	32,564	97,041
*	Molina Healthcare, Inc.	60,991	18,932,216
#*	MoonLake Immunotherapeutics	1,544	71,009
*	Myriad Genetics, Inc.	139,448	1,766,806
*	Natera, Inc.	23,316	4,125,067
	National HealthCare Corp.	41,132	4,223,022
	National Research Corp.	38,592	643,329
*	Nautilus Biotechnology, Inc.	23,253	39,763
#*	Neogen Corp.	44,690	512,147
*	NeoGenomics, Inc.	237,186	3,391,760
*††	Neoleukin Therapeutics, Inc.	1,526	0
*	Neurocrine Biosciences, Inc.	47,061	7,144,801
*	Nkarta, Inc.	3,757	8,791
*	Nuvation Bio, Inc.	3,452	7,974
*	Olema Pharmaceuticals, Inc.	55,851	341,250
*»	OmniAb, Inc. (2200963D US)	13,783	0
*»	OmniAb, Inc. (2200964D US)	13,783	0
#*	OmniAb, Inc. (OABI UQ)	153,274	493,542
*	Omnicell, Inc.	64,615	2,907,029
*††	Opiant Pharmaceuticals, Inc.	5,178	0
*	OptimizeRx Corp.	15,151	84,088
*	Option Care Health, Inc.	168,143	5,198,982
*	Oramed Pharmaceuticals, Inc.	23,349	52,302
*	OraSure Technologies, Inc.	154,063	619,333
*	Organogenesis Holdings, Inc.	47,614	175,220
#	Organon & Co.	160,196	2,492,650
*	ORIC Pharmaceuticals, Inc.	25,467	265,366
*	OrthoPediatrics Corp.	1,400	33,600
*	Owens & Minor, Inc.	194,666	2,772,044
	Patterson Cos., Inc.	89,220	2,761,359
*††	PDL BioPharma, Inc.	458,319	265,825
*	Pediatrix Medical Group, Inc.	2,100	29,358
		Shares	Value†
HEALTH CARE — (Continued)
*	Pennant Group, Inc.	36,578	$968,220
*	Penumbra, Inc.	9,736	2,599,220
*	Performant Healthcare, Inc.	14,004	33,049
*	Personalis, Inc.	8,213	42,872
	Pfizer, Inc.	2,623,305	69,570,049
	Phibro Animal Health Corp., Class A	44,549	971,614
»	Poseida Therapeutics, Inc.	45,912	22,956
#	Premier, Inc., Class A	198,590	4,500,049
*	Prestige Consumer Healthcare, Inc.	129,274	9,924,365
*	Pro-Dex, Inc.	6,861	260,512
*	Pulmonx Corp.	10,065	57,169
*	Puma Biotechnology, Inc.	5,406	15,623
*	Quanterix Corp.	8,046	73,943
	Quest Diagnostics, Inc.	151,722	24,745,858
#*	RadNet, Inc.	106,204	6,953,176
#*	Recursion Pharmaceuticals, Inc., Class A	32,217	233,251
*	Regeneron Pharmaceuticals, Inc.	35,578	23,943,282
*	REGENXBIO, Inc.	15,766	127,232
*	Relay Therapeutics, Inc.	49,096	219,459
*	Repligen Corp.	44,926	7,467,150
*	Replimune Group, Inc.	16,800	234,864
#	ResMed, Inc.	98,337	23,225,233
#	Revvity, Inc.	131,301	16,560,995
*	Rezolute, Inc.	3,558	18,680
*	Rockwell Medical, Inc.	3,030	6,181
	Royalty Pharma PLC, Class A	206,043	6,506,838
*	RxSight, Inc.	9,125	309,064
*	Sarepta Therapeutics, Inc.	25,958	2,951,944
	Select Medical Holdings Corp.	345,164	6,789,376
#*	Semler Scientific, Inc.	3,124	162,323
*	Sensus Healthcare, Inc.	22,487	185,180
#*	Sera Prognostics, Inc., Class A	3,612	23,370
#	SIGA Technologies, Inc.	129,954	777,125
*	Sight Sciences, Inc.	6,130	17,164
	Simulations Plus, Inc.	7,254	248,957
*	Singular Genomics Systems, Inc.	770	15,308
*	Solid Biosciences, Inc.	5,023	15,973
#*	Solventum Corp.	33,036	2,446,646
*	Sotera Health Co.	86,489	1,185,764
*	STAAR Surgical Co.	10,620	256,898

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	STERIS PLC	78,539	$17,329,630
*	Stoke Therapeutics, Inc.	19,248	220,967
	Stryker Corp.	83,305	32,596,413
#*	Summit Therapeutics, Inc.	16,566	356,169
*	Supernus Pharmaceuticals, Inc.	131,816	5,057,780
#*	Surgery Partners, Inc.	134,487	3,428,074
*	Surmodics, Inc.	33,441	1,138,332
*	Sutro Biopharma, Inc.	15,327	29,428
*	Tactile Systems Technology, Inc.	22,009	385,378
*	Talkspace, Inc.	29,568	91,661
*	Tango Therapeutics, Inc.	16,325	48,649
	Teleflex, Inc.	41,739	7,523,037
*	Tenet Healthcare Corp.	208,668	29,399,235
*	Terns Pharmaceuticals, Inc.	90,661	404,348
*	Theravance Biopharma, Inc.	14,405	135,119
	Thermo Fisher Scientific, Inc.	109,340	65,357,985
*	Third Harmonic Bio, Inc.	968	5,092
*	Trevi Therapeutics, Inc.	17,372	68,446
*	Twist Bioscience Corp.	805	42,158
	U.S. Physical Therapy, Inc.	27,638	2,451,767
#*	UFP Technologies, Inc.	11,622	3,192,099
*	United Therapeutics Corp.	75,551	26,531,245
	UnitedHealth Group, Inc.	428,765	232,600,725
	Universal Health Services, Inc., Class B	105,499	19,892,891
	Utah Medical Products, Inc.	8,679	531,415
*	Vanda Pharmaceuticals, Inc.	107,495	474,053
*	Varex Imaging Corp.	8,461	116,254
*	Vaxcyte, Inc.	20,364	1,798,548
*	Veeva Systems, Inc., Class A	47,287	11,030,166
#*	Veracyte, Inc.	199,881	9,090,588
#*	Vericel Corp.	11,902	696,743
*	Vertex Pharmaceuticals, Inc.	74,228	34,269,583
	Viatris, Inc.	668,691	7,542,834
		Shares	Value†
HEALTH CARE — (Continued)
*	Voyager Therapeutics, Inc.	17,707	$96,503
#*	Waters Corp.	53,681	22,303,382
	West Pharmaceutical Services, Inc.	33,964	11,600,404
*	XBiotech, Inc.	9,859	34,112
*	Xencor, Inc.	82,668	1,511,171
*	Xenon Pharmaceuticals, Inc.	23,391	935,172
*	XOMA Royalty Corp.	1,135	30,202
*	Y-mAbs Therapeutics, Inc.	9,179	54,799
	Zimmer Biomet Holdings, Inc.	129,461	14,173,390
*	Zimvie, Inc.	35,979	497,949
	Zoetis, Inc.	188,364	32,191,408
*	Zymeworks, Inc.	61,852	903,039
TOTAL HEALTH CARE			3,056,323,364
INDUSTRIALS — (13.6%)
*	3D Systems Corp.	59,250	213,300
	3M Co.	142,434	21,678,455
	A.O. Smith Corp.	215,953	14,533,637
	AAON, Inc.	99,317	11,558,512
*	AAR Corp.	95,170	6,448,719
	ABM Industries, Inc.	166,691	8,894,632
	ACCO Brands Corp.	258,220	1,358,237
	Acme United Corp.	7,309	264,951
	Acuity Brands, Inc.	51,835	17,229,436
*	ACV Auctions, Inc., Class A	197,970	4,189,045
	Advanced Drainage Systems, Inc.	119,635	14,465,068
	AECOM	182,809	19,275,381
*	AeroVironment, Inc.	33,075	5,958,461
#	AGCO Corp.	199,026	20,784,285
*	Air Industries Group	856	3,732
#	Air Lease Corp.	228,077	10,537,157
*	Air Transport Services Group, Inc.	149,977	3,332,489
	Alamo Group, Inc.	27,851	5,168,032
*	Alaska Air Group, Inc.	228,095	16,707,959
	Albany International Corp., Class A	73,251	5,915,018
	Alight, Inc., Class A	120,369	824,528
#	Allegiant Travel Co.	24,342	2,493,351
	Allegion PLC	167,286	22,203,871
	Allient, Inc.	38,332	966,350
#	Allison Transmission Holdings, Inc.	231,323	27,189,705
*	Alpha Pro Tech Ltd.	28,782	153,984
*	Amentum Holdings, Inc.	110,266	2,312,278
#*	Ameresco, Inc., Class A	75,789	1,715,105

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	American Airlines Group, Inc.	242,596	$4,104,724
#*	American Superconductor Corp.	44,216	1,161,554
*	American Woodmark Corp.	41,140	3,203,160
	AMETEK, Inc.	188,916	34,866,337
*	API Group Corp.	127,499	4,864,087
	Apogee Enterprises, Inc.	62,269	3,176,964
	Applied Industrial Technologies, Inc.	64,371	16,738,391
#	ArcBest Corp.	43,433	4,152,629
	Arcosa, Inc.	127,665	12,932,465
	Argan, Inc.	35,538	4,861,598
	Aris Water Solutions, Inc., Class A	57,765	1,474,740
	Armstrong World Industries, Inc.	106,799	16,127,717
	Astec Industries, Inc.	38,765	1,353,286
#*	Astronics Corp. (ATRO US)	62,803	1,111,613
*	Astronics Corp. (ATROB US), Class B	32,187	625,393
	Atkore, Inc.	95,209	7,753,821
	Atmus Filtration Technologies, Inc.	16,832	703,914
	Automatic Data Processing, Inc.	271,074	82,138,133
#*	Avis Budget Group, Inc.	49,336	4,425,439
*	Axon Enterprise, Inc.	20,530	13,389,255
*	AZEK Co., Inc.	185,096	9,482,468
	AZZ, Inc.	64,053	5,495,107
	Barrett Business Services, Inc.	52,959	2,294,713
*	Beacon Roofing Supply, Inc.	164,249	19,437,227
*	Blade Air Mobility, Inc.	41,381	159,317
#*	Blue Bird Corp.	40,447	1,440,722
*	BlueLinx Holdings, Inc.	19,291	2,079,184
*	Boeing Co.	124,648	22,002,865
	Boise Cascade Co.	108,436	13,680,286
	Booz Allen Hamilton Holding Corp.	125,752	16,222,008
*	Bowman Consulting Group Ltd.	3,273	83,232
	Brady Corp., Class A	97,439	7,258,231
*	BrightView Holdings, Inc.	109,618	1,727,580
	Brink's Co.	104,266	9,731,146
	Broadridge Financial Solutions, Inc.	105,014	25,016,435
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Builders FirstSource, Inc.	193,644	$32,392,768
	BWX Technologies, Inc.	131,552	14,856,167
*	Byrna Technologies, Inc.	10,362	280,188
*	CACI International, Inc., Class A	39,260	15,164,568
*	Cadeler AS (CDLR US), ADR	26,622	556,666
#	Cadre Holdings, Inc.	31,927	1,230,786
	Carlisle Cos., Inc.	53,573	20,864,541
	Carrier Global Corp.	463,560	30,307,553
*	Casella Waste Systems, Inc., Class A	36,188	3,891,658
	Caterpillar, Inc.	321,812	119,533,849
*	CBIZ, Inc.	108,055	9,272,200
#*	CECO Environmental Corp.	81,642	2,312,101
	CH Robinson Worldwide, Inc.	110,103	10,954,147
#*	Chart Industries, Inc.	4,195	887,620
	Chicago Rivet & Machine Co.	653	10,056
*	Cimpress PLC	36,788	2,445,666
	Cintas Corp.	121,817	24,432,836
	Civeo Corp.	16,271	383,019
#*	Clarivate PLC	434,615	2,355,613
*	Clean Harbors, Inc.	123,149	28,693,717
	CNH Industrial NV	559,133	7,201,633
	Columbus McKinnon Corp.	74,898	2,727,785
	Comfort Systems USA, Inc.	35,060	15,312,455
*	Commercial Vehicle Group, Inc.	30,694	64,150
	CompX International, Inc.	9,138	223,972
#	Concentrix Corp.	25,071	1,310,712
	Concrete Pumping Holdings, Inc.	52,436	443,609
*	Conduent, Inc.	521,421	2,064,827
*	Construction Partners, Inc., Class A	109,213	8,780,725
	Copa Holdings SA, Class A	37,535	3,499,013
*	Copart, Inc.	299,632	17,357,682
*	Core & Main, Inc., Class A	163,371	9,220,659
††	Costa Communications, Inc.	5,301	795
	Costamare, Inc.	324,279	3,781,093
	Covenant Logistics Group, Inc.	57,452	1,591,995

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*»	CPI Aerostructures, Inc.	27,297	$131,026
	CRA International, Inc.	18,595	3,413,670
	Crane Co.	83,415	14,207,243
	CSG Systems International, Inc.	78,321	4,604,492
	CSW Industrials, Inc.	21,221	6,998,898
	CSX Corp.	1,752,747	57,612,794
	Cummins, Inc.	121,273	43,203,506
	Curtiss-Wright Corp.	63,537	22,043,527
#*	Dayforce, Inc.	50,837	3,596,209
	Deere & Co.	216,269	103,065,155
	Delta Air Lines, Inc.	875,323	58,882,978
#	Deluxe Corp.	55,285	1,282,059
*	Distribution Solutions Group, Inc.	57,764	1,862,889
*	DLH Holdings Corp.	21,039	157,793
*	DNOW, Inc.	169,933	2,528,603
	Donaldson Co., Inc.	249,492	17,761,336
	Douglas Dynamics, Inc.	74,803	1,933,658
	Dover Corp.	121,635	24,774,617
*	Driven Brands Holdings, Inc.	30,795	508,425
*	Ducommun, Inc.	38,298	2,618,817
	Dun & Bradstreet Holdings, Inc.	233,093	2,867,044
*	DXP Enterprises, Inc.	48,547	4,917,326
*	Dycom Industries, Inc.	71,487	13,522,481
	Eastern Co.	13,697	370,093
	Eaton Corp. PLC	114,490	37,374,116
	EMCOR Group, Inc.	51,043	22,870,327
#	Emerson Electric Co.	177,372	23,049,491
*	Energy Recovery, Inc.	32,089	460,156
#	Enerpac Tool Group Corp.	144,400	6,525,436
	EnerSys	106,477	10,335,722
	Ennis, Inc.	69,032	1,432,414
	Enpro, Inc.	58,621	10,885,920
*	Enviri Corp.	212,671	2,037,388
	Equifax, Inc.	64,068	17,604,605
	Esab Corp.	105,133	13,019,671
	ESCO Technologies, Inc.	60,077	7,974,621
	Espey Mfg. & Electronics Corp.	4,614	131,361
*	Everus Construction Group, Inc.	120,035	8,259,608
	EVI Industries, Inc.	1,292	22,403
*	ExlService Holdings, Inc.	250,449	12,587,567
	Expeditors International of Washington, Inc.	200,981	22,827,422
	Exponent, Inc.	62,757	5,752,934
	Fastenal Co.	540,788	39,607,313
	Federal Signal Corp.	124,769	12,266,040
	FedEx Corp.	184,851	48,961,484
		Shares	Value†
INDUSTRIALS — (Continued)
#	Ferguson Enterprises, Inc.	186,297	$33,742,113
#*	First Advantage Corp.	71,135	1,343,029
	Flowserve Corp.	213,787	13,387,342
#*	Fluence Energy, Inc.	68,333	889,012
*	Fluor Corp.	162,840	7,850,516
*	Forrester Research, Inc.	5,894	89,884
	Fortive Corp.	253,056	20,581,045
	Fortune Brands Innovations, Inc.	232,257	16,645,859
*	Franklin Covey Co.	36,225	1,373,290
	Franklin Electric Co., Inc.	101,037	10,102,690
*	FreightCar America, Inc.	8,587	104,847
#	FTAI Aviation Ltd.	19,115	1,921,631
	FTAI Infrastructure, Inc.	80,263	563,446
*	FTI Consulting, Inc.	65,128	12,722,755
*	Gates Industrial Corp. PLC	163,118	3,374,911
	GATX Corp.	94,507	15,638,073
	GE Vernova, Inc.	108,306	40,385,141
	Genco Shipping & Trading Ltd.	111,281	1,609,123
*	Gencor Industries, Inc.	25,389	390,737
*	Generac Holdings, Inc.	61,227	9,143,028
	General Dynamics Corp.	129,173	33,194,878
	General Electric Co.	433,225	88,191,613
	Genpact Ltd.	383,167	18,656,401
*	Gibraltar Industries, Inc.	76,132	4,672,221
	Global Industrial Co.	61,705	1,524,731
*	GMS, Inc.	102,650	8,657,501
	Gorman-Rupp Co.	61,610	2,364,592
	Graco, Inc.	140,309	11,809,809
*	Graham Corp.	31,572	1,434,000
	Granite Construction, Inc.	96,646	8,518,378
*	Great Lakes Dredge & Dock Corp.	178,365	1,960,231
	Greenbrier Cos., Inc.	82,643	5,475,925
	Griffon Corp.	100,583	7,621,174
*	GXO Logistics, Inc.	231,024	10,500,041
	H&E Equipment Services, Inc.	93,141	8,260,675
*	Hayward Holdings, Inc.	238,498	3,591,780
*	Healthcare Services Group, Inc.	32,452	359,893
	Heartland Express, Inc.	56,511	646,486
#	HEICO Corp. (HEI US)	27,411	6,549,584

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	HEICO Corp. (HEIA US), Class A	59,691	$11,360,988
	Heidrick & Struggles International, Inc.	53,936	2,507,485
	Helios Technologies, Inc.	75,958	3,388,486
	Herc Holdings, Inc.	75,405	15,379,604
	Hexcel Corp.	153,972	10,038,974
	Hillenbrand, Inc.	129,787	4,411,460
*	Hillman Solutions Corp.	129,020	1,290,200
	HireQuest, Inc.	871	11,323
#	HNI Corp.	104,283	5,198,508
	Honeywell International, Inc.	381,428	85,333,072
	Howmet Aerospace, Inc.	314,646	39,827,891
	Hub Group, Inc., Class A	163,521	7,294,672
	Hubbell, Inc.	61,444	25,991,426
*	Hudson Global, Inc.	16,688	214,608
*	Hudson Technologies, Inc.	22,575	130,935
	Huntington Ingalls Industries, Inc.	70,809	13,967,783
	Hurco Cos., Inc.	7,720	165,903
*	Huron Consulting Group, Inc.	68,030	8,624,843
	Hyster-Yale, Inc.	31,385	1,676,587
*	IBEX Holdings Ltd.	5,559	122,354
	ICF International, Inc.	41,495	4,842,881
*	Ideal Power, Inc.	3,327	22,857
	IDEX Corp.	72,068	16,165,573
*	IES Holdings, Inc.	44,415	9,828,151
	Illinois Tool Works, Inc.	211,517	54,816,746
	Ingersoll Rand, Inc.	280,410	26,302,458
*	Innodata, Inc.	7,948	294,712
*	Innovative Solutions & Support, Inc.	29,317	342,129
	Insperity, Inc.	73,548	5,516,836
	Insteel Industries, Inc.	38,155	1,094,667
	Interface, Inc.	146,873	3,636,575
	ITT, Inc.	148,206	22,382,070
	Jacobs Solutions, Inc.	110,266	15,451,575
#*	Janus International Group, Inc.	169,436	1,404,624
	JB Hunt Transport Services, Inc.	160,285	27,443,998
#	JBT Marel Corp.	75,193	10,000,669
#*	JELD-WEN Holding, Inc.	65,210	581,673
#*	JetBlue Airways Corp.	920,730	6,058,403
	Johnson Controls International PLC	318,085	24,810,630
#	Kadant, Inc.	23,982	8,942,888
	Karat Packaging, Inc.	2,335	72,175
	KBR, Inc.	314,884	17,135,987
		Shares	Value†
INDUSTRIALS — (Continued)
	Kelly Services, Inc., Class A	62,807	$884,323
	Kennametal, Inc.	118,320	2,833,764
	Kforce, Inc.	57,442	3,201,243
*	Kirby Corp.	148,301	16,187,054
	Knight-Swift Transportation Holdings, Inc.	286,465	16,354,287
	Korn Ferry	138,072	9,765,833
#*	Kratos Defense & Security Solutions, Inc.	334,045	11,147,082
*	L.B. Foster Co., Class A	28,244	786,031
	L3Harris Technologies, Inc.	88,923	18,852,565
	Landstar System, Inc.	85,783	14,125,029
	Leidos Holdings, Inc.	118,493	16,829,561
#	Lennox International, Inc.	33,252	19,699,150
*	Leonardo DRS, Inc.	2,934	103,130
#*	Limbach Holdings, Inc.	16,573	1,532,671
	Lincoln Electric Holdings, Inc.	87,619	17,416,905
	Lindsay Corp.	26,949	3,616,286
*	Liquidity Services, Inc.	87,133	3,019,158
	Lockheed Martin Corp.	161,715	74,865,959
	LSI Industries, Inc.	79,007	1,664,678
	Luxfer Holdings PLC	39,886	564,387
*	Lyft, Inc., Class A	80,240	1,086,450
*	Manitowoc Co., Inc.	108,927	1,088,181
	ManpowerGroup, Inc.	102,846	6,193,386
	Marten Transport Ltd.	216,131	3,328,417
	Masco Corp.	172,950	13,711,476
#*	MasTec, Inc.	128,769	18,683,094
*	Mastech Digital, Inc.	18,872	263,642
*	Masterbrand, Inc.	287,341	4,976,746
*	Matrix Service Co.	70,661	958,163
#	Matson, Inc.	89,142	12,644,793
	Matthews International Corp., Class A	3,206	89,736
	Maximus, Inc.	129,179	9,725,887
*	Mayville Engineering Co., Inc.	13,706	217,240
	McGrath RentCorp	17,508	2,147,706
*	Mercury Systems, Inc.	117,977	4,918,461
#*	Middleby Corp.	103,964	17,792,399
#	Miller Industries, Inc.	28,038	1,849,667
#	MillerKnoll, Inc.	80,516	1,806,779
*	Mistras Group, Inc.	19,214	190,603
#*	Montrose Environmental Group, Inc.	24,939	519,230
	Moog, Inc., Class A	63,636	11,560,116
*	MRC Global, Inc.	169,849	2,493,383
	MSA Safety, Inc.	57,710	9,506,568
#	MSC Industrial Direct Co., Inc., Class A	99,473	7,998,624

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Industries, Inc.	197,723	$15,570,686
	Mueller Water Products, Inc., Class A	344,657	7,927,111
#*	MYR Group, Inc.	36,519	5,169,995
	National Presto Industries, Inc.	15,297	1,471,113
*	NEXTracker, Inc., Class A	83,338	4,201,902
	NL Industries, Inc.	254,088	1,956,478
*	NN, Inc.	2,987	9,080
#	Nordson Corp.	54,310	11,960,148
	Norfolk Southern Corp.	125,124	31,944,157
	Northrop Grumman Corp.	64,731	31,541,474
*	Northwest Pipe Co.	26,331	1,273,367
*	NV5 Global, Inc.	126,325	2,379,963
	nVent Electric PLC	200,418	13,045,208
	Old Dominion Freight Line, Inc.	159,682	29,638,576
#	Omega Flex, Inc.	14,464	569,303
*	OPENLANE, Inc.	288,349	5,856,368
*	Optex Systems Holdings, Inc.	1,476	9,867
*	Orion Group Holdings, Inc.	112,479	886,335
	Oshkosh Corp.	140,668	16,373,755
	Otis Worldwide Corp.	256,975	24,520,555
	Owens Corning	171,211	31,596,990
#	PACCAR, Inc.	459,736	50,975,528
#*	Palladyne AI Corp.	5,149	43,818
*	PAMT Corp.	67,432	1,079,586
	Pangaea Logistics Solutions Ltd.	86,986	456,677
	Park Aerospace Corp.	34,763	503,716
	Parker-Hannifin Corp.	54,247	38,355,341
	Park-Ohio Holdings Corp.	43,856	1,091,137
*	Parsons Corp.	81,793	6,483,731
#	Paychex, Inc.	242,965	35,878,642
	Paycom Software, Inc.	45,687	9,482,794
*	Paylocity Holding Corp.	35,766	7,350,628
	Pentair PLC	224,191	23,244,123
#*	Perma-Fix Environmental Services, Inc.	20,738	212,150
*	Perma-Pipe International Holdings, Inc.	16,930	257,167
*	Planet Labs PBC	17,911	109,257
#	Powell Industries, Inc.	28,113	6,740,935
	Preformed Line Products Co.	13,546	2,037,860
	Primoris Services Corp.	142,484	10,938,497
*	Proto Labs, Inc.	49,363	2,059,918
		Shares	Value†
INDUSTRIALS — (Continued)
*	Pursuit Attractions & Hospitality, Inc.	44,930	$1,774,735
	Quad/Graphics, Inc.	92,400	620,928
	Quanex Building Products Corp.	70,047	1,470,987
#	Quanta Services, Inc.	96,447	29,668,062
*	Quest Resource Holding Corp.	19,515	114,163
*	Radiant Logistics, Inc.	123,080	864,022
*	RBC Bearings, Inc.	32,714	11,409,008
*	RCM Technologies, Inc.	616	12,030
	Regal Rexnord Corp.	117,764	18,692,680
	Republic Services, Inc.	105,204	22,815,592
*	Resideo Technologies, Inc.	319,514	7,195,455
	REV Group, Inc.	115,033	3,991,645
#	Robert Half, Inc.	230,197	14,914,464
#*	Rocket Lab USA, Inc.	296,971	8,627,008
	Rockwell Automation, Inc.	113,910	31,715,961
	Rollins, Inc.	321,041	15,891,530
	RTX Corp.	701,753	90,491,049
#	Rush Enterprises, Inc. (RUSHA US), Class A	178,054	10,816,781
	Rush Enterprises, Inc. (RUSHB US), Class B	26,258	1,505,109
*	RXO, Inc.	275,658	7,070,628
	Ryder System, Inc.	114,903	18,316,687
#*	Saia, Inc.	36,312	17,433,754
#	Schneider National, Inc., Class B	68,148	2,027,403
	Science Applications International Corp.	109,550	11,862,074
	Sensata Technologies Holding PLC	52,048	1,413,624
*	Servotronics, Inc.	1,473	16,424
	Shyft Group, Inc.	61,862	742,963
*	SIFCO Industries, Inc.	7,118	27,645
	Simpson Manufacturing Co., Inc.	85,329	14,335,272
#*	SiteOne Landscape Supply, Inc.	65,228	9,281,944
*	SkyWest, Inc.	106,462	12,873,385
	Snap-on, Inc.	55,011	19,537,157
#	Southwest Airlines Co.	897,568	27,564,313
#*	Spire Global, Inc.	2,702	46,339
*	SPX Technologies, Inc.	94,656	14,058,309
	SS&C Technologies Holdings, Inc.	274,155	22,192,847
	Standex International Corp.	26,335	4,811,405

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Stanley Black & Decker, Inc.	117,710	$10,366,720
	Steelcase, Inc., Class A	195,831	2,248,140
*	Sterling Infrastructure, Inc.	75,730	10,785,467
*	Stratasys Ltd.	35,215	327,852
*	Sun Country Airlines Holdings, Inc.	15,500	262,880
#*	Sunrun, Inc.	265,032	2,398,540
#*	TaskUS, Inc., Class A	42,105	692,627
*	Taylor Devices, Inc.	4,486	149,832
#	Tecnoglass, Inc.	80,600	6,125,600
	Tennant Co.	41,821	3,576,532
	Terex Corp.	174,548	8,394,013
	Tetra Tech, Inc.	344,745	12,686,616
	Textron, Inc.	181,789	13,908,676
*	Thermon Group Holdings, Inc.	89,006	2,463,686
	Timken Co.	174,819	14,032,721
#*	Titan International, Inc.	191,559	1,691,466
#*	Titan Machinery, Inc.	46,989	879,634
	Toro Co.	154,432	12,859,553
	Trane Technologies PLC	44,320	16,077,080
#*	Transcat, Inc.	19,349	1,490,260
	TransDigm Group, Inc.	10,746	14,542,992
	TransUnion	154,741	15,358,044
*	Trex Co., Inc.	141,311	10,291,680
#	TriNet Group, Inc.	81,862	7,645,092
	Trinity Industries, Inc.	218,870	8,279,852
*	Triumph Group, Inc.	24,255	454,539
*	TrueBlue, Inc.	53,580	436,677
*	Tutor Perini Corp.	99,932	2,407,362
	Twin Disc, Inc.	21,208	239,438
*	Uber Technologies, Inc.	75,422	5,041,961
	UFP Industries, Inc.	129,329	14,956,899
#*	U-Haul Holding Co. (UHAL US)	33,051	2,408,426
	U-Haul Holding Co. (UHAL/B US)	315,360	20,416,406
*	Ultralife Corp.	45,236	342,889
	UniFirst Corp.	38,197	8,186,381
#	Union Pacific Corp.	437,167	108,325,611
*	United Airlines Holdings, Inc.	448,724	47,492,948
	United Parcel Service, Inc., Class B	446,131	50,961,544
	United Rentals, Inc.	80,671	61,153,458
	Universal Logistics Holdings, Inc.	72,087	3,187,687
*	Upwork, Inc.	73,540	1,158,990
*	V2X, Inc.	28,530	1,487,269
	Valmont Industries, Inc.	44,612	14,800,477
	Veralto Corp.	83,898	8,674,214
	Verisk Analytics, Inc.	129,932	37,347,654
		Shares	Value†
INDUSTRIALS — (Continued)
*	Verra Mobility Corp.	239,696	$6,325,577
	Vertiv Holdings Co., Class A	275,894	32,285,116
*	Vicor Corp.	49,203	2,516,241
	Virco Mfg. Corp.	31,667	345,170
*	VirTra, Inc.	14,076	89,664
#	VSE Corp.	41,721	4,270,144
	Wabash National Corp.	116,804	1,822,142
	Waste Management, Inc.	266,340	58,664,048
#	Watsco, Inc. (WSO US)	51,198	24,502,851
»	Watsco, Inc. (WSO/B US), Class B	4,958	2,400,912
	Watts Water Technologies, Inc., Class A	55,298	11,434,520
#	Werner Enterprises, Inc.	193,671	6,991,523
	WESCO International, Inc.	7,457	1,379,545
	Westinghouse Air Brake Technologies Corp.	136,162	28,310,803
*	Wilhelmina International, Inc.	3,386	12,020
*	Willdan Group, Inc.	29,946	1,058,441
#	Willis Lease Finance Corp.	8,926	1,730,930
#*	WillScot Holdings Corp.	500,797	18,559,537
	Woodward, Inc.	108,224	20,048,496
	WW Grainger, Inc.	40,749	43,302,740
#*	Xometry, Inc., Class A	14,727	489,084
*	XPO, Inc.	202,315	27,043,446
#	Xylem, Inc.	193,441	23,994,422
#	Zurn Elkay Water Solutions Corp.	201,715	7,955,640
TOTAL INDUSTRIALS			4,753,999,203
INFORMATION TECHNOLOGY — (24.0%)
*	8x8, Inc.	12,516	35,045
	A10 Networks, Inc.	158,916	3,116,343
	Accenture PLC, Class A	305,009	117,413,215
*	ACI Worldwide, Inc.	214,165	11,468,536
#	Adeia, Inc.	198,102	2,545,611
*	Adobe, Inc.	156,112	68,291,194
	Advanced Energy Industries, Inc.	81,092	9,332,067
*	Advanced Micro Devices, Inc.	338,161	39,209,768
*	Agilysys, Inc.	976	88,055
*	Akamai Technologies, Inc.	169,610	16,944,039

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alarm.com Holdings, Inc.	52,480	$3,183,962
*	Alithya Group, Inc., Class A	12,242	14,323
*	Alkami Technology, Inc.	57,531	2,001,504
#*	Alpha & Omega Semiconductor Ltd.	76,697	2,946,699
*	Altair Engineering, Inc., Class A	11,748	1,296,392
*	Ambarella, Inc.	67,984	5,215,733
	Amdocs Ltd.	152,769	13,472,698
	Amkor Technology, Inc.	654,084	16,097,007
	Amphenol Corp., Class A	366,198	25,919,494
*	Amtech Systems, Inc.	14,266	72,043
	Analog Devices, Inc.	153,770	32,582,325
*	Appfolio, Inc., Class A	13,936	3,259,770
	Apple, Inc.	7,398,175	1,745,969,300
	Applied Materials, Inc.	266,328	48,032,255
*	AppLovin Corp., Class A	254,085	93,907,275
*	Arista Networks, Inc.	141,641	16,321,292
*	Arrow Electronics, Inc.	115,438	13,454,299
*	ASGN, Inc.	118,930	10,490,815
#*	Aspen Technology, Inc.	49,906	13,152,726
*	AstroNova, Inc.	16,656	193,210
*	Atlassian Corp., Class A	15,287	4,689,746
#*	Aurora Innovation, Inc.	644,773	4,384,456
*	Autodesk, Inc.	64,852	20,191,022
*	AvePoint, Inc.	87,821	1,649,278
*	Aviat Networks, Inc.	33,652	641,071
	Avnet, Inc.	231,964	11,983,260
*	Axcelis Technologies, Inc.	42,412	2,884,016
	Badger Meter, Inc.	37,986	8,125,585
	Bel Fuse, Inc. (BELFA US), Class A	2,432	200,908
	Bel Fuse, Inc. (BELFB US), Class B	25,945	2,104,140
	Belden, Inc.	90,271	10,513,863
	Benchmark Electronics, Inc.	95,849	4,088,918
	Bentley Systems, Inc., Class B	74,633	3,474,166
*	BK Technologies Corp.	4,890	163,619
*	Blackbaud, Inc.	80,882	6,240,046
*	BlackLine, Inc.	16,756	1,069,871
*	Box, Inc., Class A	203,631	6,799,239
	Broadcom, Inc.	1,269,570	280,917,754
*	Cadence Design Systems, Inc.	36,844	10,965,511
*	Calix, Inc.	145,566	5,776,059
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CCC Intelligent Solutions Holdings, Inc.	311,477	$3,460,509
	CDW Corp.	130,020	25,892,183
*	CEVA, Inc.	62,879	2,025,333
*	Ciena Corp.	217,264	18,932,385
*	Cirrus Logic, Inc.	119,439	11,996,453
	Cisco Systems, Inc.	2,247,906	136,223,104
#	Clear Secure, Inc., Class A	62,818	1,486,902
#*	Clearfield, Inc.	27,236	993,842
	Climb Global Solutions, Inc.	9,354	1,185,432
*	Cloudflare, Inc., Class A	6,205	858,772
*	Coda Octopus Group, Inc.	22,446	180,690
	Cognex Corp.	95,948	3,828,325
	Cognizant Technology Solutions Corp., Class A	542,303	44,799,651
*	Coherent Corp.	157,610	14,262,129
*	Cohu, Inc.	124,556	2,853,578
*	Commvault Systems, Inc.	13,923	2,217,377
*	Consensus Cloud Solutions, Inc.	31,506	892,250
*	CoreCard Corp.	729	16,847
	Corning, Inc.	742,499	38,669,348
*	CPI Card Group, Inc.	215	6,186
	Crane NXT Co.	101,603	6,499,544
*	Credo Technology Group Holding Ltd.	110,212	7,717,044
*	Crexendo, Inc.	15,880	91,628
*	Crowdstrike Holdings, Inc., Class A	7,753	3,086,237
*	CS Disco, Inc.	18,784	94,671
	CSP, Inc.	17,490	349,450
	CTS Corp.	67,175	3,431,971
*	CVD Equipment Corp.	2,764	9,812
*	Daily Journal Corp.	1,473	604,077
*	Daktronics, Inc.	123,838	2,032,182
*	Data Storage Corp.	1,207	5,407
*	Datadog, Inc., Class A	24,069	3,434,887
	Dell Technologies, Inc., Class C	159,887	16,564,293
*	Diebold Nixdorf, Inc.	24,826	1,074,718
*	Digi International, Inc.	88,284	2,758,875
#*	DigitalOcean Holdings, Inc.	67,076	2,782,313
*	Diodes, Inc.	122,995	7,254,245
*	DocuSign, Inc.	16,458	1,591,982
	Dolby Laboratories, Inc., Class A	110,837	9,280,382
*	DoubleVerify Holdings, Inc.	33,631	693,135
*	Dropbox, Inc., Class A	179,759	5,779,252
#*	DXC Technology Co.	284,911	6,188,267

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Dynatrace, Inc.	97,752	$5,645,178
*	E2open Parent Holdings, Inc.	342,505	900,788
*	Eastman Kodak Co.	50,393	372,404
*	Elastic NV	11,765	1,324,504
*	Electro-Sensors, Inc.	212	1,041
*	Enfusion, Inc., Class A	11,872	132,492
#*	Enphase Energy, Inc.	66,551	4,144,796
	Entegris, Inc.	75,467	7,662,919
*	EPAM Systems, Inc.	48,391	12,289,378
*	ePlus, Inc.	55,514	4,435,569
*	EverCommerce, Inc.	8,655	87,762
*	Everspin Technologies, Inc.	14,120	86,414
#*	Evolv Technologies Holdings, Inc.	57,048	228,763
*	Extreme Networks, Inc.	109,529	1,731,654
*	F5, Inc.	79,293	23,570,637
*	Fabrinet	52,285	11,304,540
*	Fair Isaac Corp.	13,924	26,087,449
#*	FARO Technologies, Inc.	28,410	901,165
*	First Solar, Inc.	94,830	15,885,922
#*	Flex Ltd.	797,456	33,214,042
*	FormFactor, Inc.	180,968	7,247,768
*	Fortinet, Inc.	162,993	16,442,734
*	Franklin Wireless Corp.	8,801	43,301
	Frequency Electronics, Inc.	36,985	618,759
*	Freshworks, Inc., Class A	4,314	80,240
*	Gartner, Inc.	72,045	39,108,187
	Gen Digital, Inc.	803,719	21,628,078
*	Genasys, Inc.	36,815	112,286
#*	Globant SA	44,306	9,451,356
*	GoDaddy, Inc., Class A	103,810	22,075,197
*	Grid Dynamics Holdings, Inc.	95,726	2,162,450
#*	GSI Technology, Inc.	38,559	107,965
*	Guidewire Software, Inc.	44,081	9,312,993
	Hackett Group, Inc.	73,730	2,276,782
*	Harmonic, Inc.	238,176	2,686,625
*	HashiCorp, Inc., Class A	83,818	2,866,576
	Hewlett Packard Enterprise Co.	1,175,649	24,912,002
	HP, Inc.	536,451	17,434,658
*	HubSpot, Inc.	5,453	4,250,777
*	Ichor Holdings Ltd.	74,226	2,038,246
*	Identiv, Inc.	33,818	117,010
	Immersion Corp.	12,568	105,194
*	Infinera Corp.	192,531	1,274,555
*	Informatica, Inc., Class A	37,116	953,139
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Information Services Group, Inc.	43,033	$131,681
#*	Insight Enterprises, Inc.	48,925	8,451,794
*	Intapp, Inc.	41,903	2,987,265
	Intel Corp.	1,107,085	21,510,662
*	Intellicheck, Inc.	1,258	3,334
	InterDigital, Inc.	88,259	16,149,632
	International Business Machines Corp.	547,292	139,942,564
*	inTEST Corp.	25,923	237,195
*	Intevac, Inc.	37,351	131,476
	Intuit, Inc.	37,984	22,847,756
*	IPG Photonics Corp.	76,968	5,644,063
*	Itron, Inc.	102,615	11,016,746
	Jabil, Inc.	249,841	40,576,677
*	Jamf Holding Corp.	149,529	2,259,383
*	JFrog Ltd.	164,191	5,707,279
*	Key Tronic Corp.	22,454	81,957
*	Keysight Technologies, Inc.	144,880	25,839,348
*	Kimball Electronics, Inc.	43,702	794,502
	KLA Corp.	77,815	57,446,146
*	Knowles Corp.	245,716	4,651,404
	Kulicke & Soffa Industries, Inc.	151,597	6,723,327
*	KVH Industries, Inc.	68,090	416,030
#*	Kyndryl Holdings, Inc.	385,428	14,630,847
	Lam Research Corp.	753,190	61,046,050
*	Lantronix, Inc.	70,683	277,784
#*	Lattice Semiconductor Corp.	102,060	5,819,461
*	LGL Group, Inc.	6,640	43,824
	Littelfuse, Inc.	53,267	12,696,722
*	LiveRamp Holdings, Inc.	149,588	5,085,992
	Logility Supply Chain Solutions, Inc.	53,849	760,348
*	Lumentum Holdings, Inc.	149,386	12,706,773
*	MACOM Technology Solutions Holdings, Inc.	63,881	8,448,262
#*	Manhattan Associates, Inc.	57,118	11,914,244
	Marvell Technology, Inc.	123,676	13,958,073
*	Matterport, Inc.	298,482	1,555,091
*	MaxLinear, Inc.	92,565	1,653,211
*	Meridianlink, Inc.	49,112	945,406
	Methode Electronics, Inc.	52,888	598,692
	Microchip Technology, Inc.	233,257	12,665,855
	Micron Technology, Inc.	333,240	30,404,818
	Microsoft Corp.	3,538,224	1,468,575,253

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Mirion Technologies, Inc.	77,293	$1,224,321
*	Mitek Systems, Inc.	55,586	566,977
	MKS Instruments, Inc.	15,337	1,737,375
*	MongoDB, Inc.	7,608	2,079,419
	Monolithic Power Systems, Inc.	15,272	9,733,915
	Motorola Solutions, Inc.	72,016	33,793,508
*	M-Tron Industries, Inc.	3,320	195,548
*	N-able, Inc.	180,809	1,752,039
#	Napco Security Technologies, Inc.	46,020	1,688,934
#*	nCino, Inc.	156,683	5,328,789
#*	NCR Voyix Corp.	130,816	1,607,729
	NetApp, Inc.	241,476	29,484,220
*	NETGEAR, Inc.	76,133	2,105,077
*	NetScout Systems, Inc.	98,488	2,347,954
*	NetSol Technologies, Inc.	4,199	11,127
*	nLight, Inc.	93,242	1,041,513
*	Nortech Systems, Inc.	446	4,545
*	Novanta, Inc.	31,333	4,689,297
*	Nutanix, Inc., Class A	85,299	5,865,586
#	NVE Corp.	6,692	479,549
	NVIDIA Corp.	14,615,591	1,754,893,943
	NXP Semiconductors NV	190,210	39,668,296
*	Okta, Inc.	79,897	7,527,895
*	Olo, Inc., Class A	38,975	287,636
*	ON Semiconductor Corp.	422,462	22,111,661
*	ON24, Inc.	34,711	239,159
	OneSpan, Inc.	69,242	1,332,216
*	Onto Innovation, Inc.	44,086	9,027,049
*	Ooma, Inc.	3,797	54,563
*	Optical Cable Corp.	4,427	21,825
#	Oracle Corp.	832,941	141,649,946
#*	OSI Systems, Inc.	40,600	7,975,464
*	Ouster, Inc.	19,532	194,539
*	Palantir Technologies, Inc., Class A	413,256	34,089,487
*	Palo Alto Networks, Inc.	69,570	12,830,099
#*	PAR Technology Corp.	41,797	3,034,044
	PC Connection, Inc.	64,414	4,780,807
*	PDF Solutions, Inc.	85,355	2,377,990
#	Pegasystems, Inc.	66,649	7,217,420
#*	Penguin Solutions, Inc.	140,472	2,848,772
*	Photronics, Inc.	168,184	3,866,550
*	Plexus Corp.	60,231	8,535,335
	Power Integrations, Inc.	124,140	7,736,405
*	Powerfleet, Inc. NJ	46,023	271,996
#*	Procore Technologies, Inc.	8,417	669,657
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Progress Software Corp.	113,899	$6,529,830
*	PTC, Inc.	60,114	11,630,857
#*	Pure Storage, Inc., Class A	103,915	7,044,398
*	Q2 Holdings, Inc.	73,348	6,980,529
#*	Qorvo, Inc.	110,552	9,173,605
	QUALCOMM, Inc.	817,724	141,409,011
*	Qualys, Inc.	67,023	9,343,676
#*	QuickLogic Corp.	4,090	33,579
*	Rambus, Inc.	177,830	10,957,885
	Red Violet, Inc.	3,910	142,324
*	RF Industries Ltd.	19,118	99,987
*	Ribbon Communications, Inc.	261,667	1,072,835
	Richardson Electronics Ltd.	31,325	413,490
*	Rimini Street, Inc.	52,407	150,932
*	RingCentral, Inc., Class A	28,013	975,413
*	Rogers Corp.	38,296	3,563,443
	Roper Technologies, Inc.	31,832	18,324,091
	Salesforce, Inc.	183,017	62,536,909
*	Samsara, Inc., Class A	69,922	3,600,983
*	Sanmina Corp.	145,143	12,152,823
	Sapiens International Corp. NV	66,683	1,824,447
*	ScanSource, Inc.	92,591	3,874,933
	Seagate Technology Holdings PLC	129,022	12,432,560
*	SecureWorks Corp., Class A	11,891	101,192
*	SEMrush Holdings, Inc., Class A	30,327	528,903
*	SentinelOne, Inc., Class A	394,294	9,443,341
*	ServiceNow, Inc.	13,777	14,030,221
#*	Silicon Laboratories, Inc.	63,252	8,576,339
#*	SiTime Corp.	20,778	4,242,868
	Skyworks Solutions, Inc.	153,411	13,616,760
*	Snowflake, Inc., Class A	21,154	3,839,663
	SolarWinds Corp.	266,448	3,964,746
*	SPS Commerce, Inc.	2,404	443,971
»	SRAX, Inc.	3,513	351
*	Synaptics, Inc.	88,306	7,497,179
*	Synchronoss Technologies, Inc.	1,336	13,200
#*	Synopsys, Inc.	21,336	11,211,641
	TD SYNNEX Corp.	138,988	19,807,180
	TE Connectivity PLC	215,681	31,914,318
*	Teledyne Technologies, Inc.	39,965	20,435,303

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Telos Corp.	11,369	$35,358
*	Teradata Corp.	129,689	4,138,376
#	Teradyne, Inc.	112,658	13,044,670
#*	Terawulf, Inc.	100,907	481,326
	Texas Instruments, Inc.	524,903	96,902,343
*	Trimble, Inc.	227,402	17,046,054
*	Trio-Tech International	3,963	23,977
*	TTM Technologies, Inc.	270,648	6,655,234
*	Turtle Beach Corp.	10,135	179,896
*	Twilio, Inc., Class A	68,830	10,089,101
*	Tyler Technologies, Inc.	18,698	11,249,465
*	Ultra Clean Holdings, Inc.	115,934	4,274,487
*	Unisys Corp.	2,136	14,226
	Universal Display Corp.	40,337	6,047,323
*	Veeco Instruments, Inc.	131,417	3,335,363
*	Verint Systems, Inc.	98,651	2,503,762
*	VeriSign, Inc.	57,371	12,334,765
#*	Vertex, Inc., Class A	41,258	2,382,650
*	Viant Technology, Inc., Class A	2,633	58,268
*	Viasat, Inc.	4,366	42,001
*	Viavi Solutions, Inc.	493,081	5,936,695
	Vishay Intertechnology, Inc.	281,827	4,771,331
*	Vishay Precision Group, Inc.	28,547	665,145
	Vontier Corp.	251,073	9,678,864
*	Western Digital Corp.	194,711	12,681,527
*	WidePoint Corp.	562	2,136
*	Workday, Inc., Class A	13,900	3,642,634
#	Xerox Holdings Corp.	225,156	1,922,832
*	Xperi, Inc.	13,658	123,195
*	Yext, Inc.	88,902	584,975
*	Zebra Technologies Corp., Class A	39,055	15,307,217
*	Zoom Communications, Inc.	96,172	8,361,194
*	Zscaler, Inc.	13,908	2,817,622
TOTAL INFORMATION TECHNOLOGY			8,379,896,317
MATERIALS — (3.4%)
	AdvanSix, Inc.	49,764	1,556,618
#	Air Products & Chemicals, Inc.	96,668	32,408,914
#	Albemarle Corp.	107,476	9,048,404
	Alcoa Corp.	169,171	5,975,120
*	Alpha Metallurgical Resources, Inc.	11,497	2,105,905
#	Amcor PLC	1,345,325	13,076,559
		Shares	Value†
MATERIALS — (Continued)
*	American Biltrite, Inc.	36	$3,420
	AptarGroup, Inc.	124,240	19,524,316
*	Arcadium Lithium PLC	984,445	5,650,714
*	Arq, Inc.	33,633	209,870
*	Ascent Industries Co.	19,088	215,504
	Ashland, Inc.	119,052	7,558,611
#*	Aspen Aerogels, Inc.	96,937	1,133,194
*	ATI, Inc.	227,010	12,960,001
	Avery Dennison Corp.	142,088	26,390,004
	Avient Corp.	189,145	8,114,321
*	Axalta Coating Systems Ltd.	436,883	15,701,575
	Balchem Corp.	66,375	10,617,345
#	Ball Corp.	264,562	14,736,103
	Berry Global Group, Inc.	304,227	20,663,098
	Cabot Corp.	137,563	11,895,073
	Caledonia Mining Corp. PLC	1,563	14,677
	Carpenter Technology Corp.	130,108	25,118,650
	Celanese Corp.	106,191	7,543,809
*	Century Aluminum Co.	245,589	4,489,367
	CF Industries Holdings, Inc.	247,915	22,860,242
	Chemours Co.	65,914	1,251,707
*	Clearwater Paper Corp.	101,220	3,254,223
#*	Cleveland-Cliffs, Inc.	296,519	3,036,355
*	Coeur Mining, Inc.	738,660	4,875,156
	Commercial Metals Co.	252,512	12,244,307
*	Core Molding Technologies, Inc.	17,303	255,565
	Corteva, Inc.	458,974	29,957,233
	CRH PLC (CRHCF US)	93,049	9,214,642
	Crown Holdings, Inc.	272,535	23,944,925
*	Dakota Gold Corp.	18,042	40,053
#	Dow, Inc.	643,209	25,117,311
	DuPont de Nemours, Inc.	181,245	13,919,616
	Eagle Materials, Inc.	76,453	19,628,543
	Eastman Chemical Co.	118,624	11,820,882
	Ecolab, Inc.	91,823	22,973,196
	Element Solutions, Inc.	568,940	14,684,341
	Ferroglobe PLC	23,821	92,664
	First Majestic Silver Corp. (AG US)	218,218	1,243,843
	Flexible Solutions International, Inc.	3,460	21,037
*	Flotek Industries, Inc.	7,468	69,079
	FMC Corp.	119,636	6,673,296
	Fortitude Gold Corp.	54,214	284,081
	Freeport-McMoRan, Inc.	794,665	28,488,740

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Friedman Industries, Inc.	15,398	$233,588
#	Graphic Packaging Holding Co.	764,498	20,970,180
	Greif, Inc. (GEF US), Class A	70,581	4,320,969
	Greif, Inc. (GEF/B US), Class B	32,148	2,037,219
	Hawkins, Inc.	51,235	5,477,534
	HB Fuller Co.	124,455	7,856,844
	Hecla Mining Co.	751,216	4,266,907
	Huntsman Corp.	459,245	7,729,093
*	Idaho Strategic Resources, Inc.	1,131	14,454
*	Ingevity Corp.	45,710	2,072,949
	Innospec, Inc.	52,156	5,911,883
	International Flavors & Fragrances, Inc.	106,261	9,254,271
#	International Paper Co.	353,899	19,687,401
*	Intrepid Potash, Inc.	26,976	709,199
	Kaiser Aluminum Corp.	21,717	1,520,190
#*	Knife River Corp.	118,604	12,285,002
	Koppers Holdings, Inc.	50,987	1,517,373
	Kronos Worldwide, Inc.	101,226	970,757
	Linde PLC	175,250	78,182,530
#	Louisiana-Pacific Corp.	176,125	20,601,341
*	LSB Industries, Inc.	190,132	1,604,714
	LyondellBasell Industries NV, Class A	286,179	21,663,750
*	Magnera Corp.	84,058	1,568,522
	Martin Marietta Materials, Inc.	50,140	27,282,177
	Materion Corp.	52,387	5,291,087
	Mativ Holdings, Inc.	72,842	695,641
	Mercer International, Inc.	92,160	620,237
*	Metallus, Inc.	125,226	1,870,876
	Minerals Technologies, Inc.	69,298	5,314,464
	Mosaic Co.	74,700	2,083,383
	Myers Industries, Inc.	48,156	579,798
	NewMarket Corp.	19,260	9,591,865
	Newmont Corp.	533,060	22,772,323
*	Nexa Resources SA	21,304	132,937
	Northern Technologies International Corp.	21,837	258,550
	Nucor Corp.	215,596	27,688,994
	Olin Corp.	312,035	9,139,505
	Olympic Steel, Inc.	29,553	1,018,692
	Orion SA	17,423	243,051
	Packaging Corp. of America	99,018	21,057,168
	Pactiv Evergreen, Inc.	46,421	823,509
		Shares	Value†
MATERIALS — (Continued)
*	Perimeter Solutions, Inc.	104,254	$1,303,175
#	PPG Industries, Inc.	236,776	27,319,215
	Quaker Chemical Corp.	3,787	534,649
	Radius Recycling, Inc.	30,863	370,665
#	Ramaco Resources, Inc. (METC US), Class A	41,213	390,287
	Ramaco Resources, Inc. (METCB US), Class B	4,246	37,406
*	Ranpak Holdings Corp.	27,705	202,801
*	Rayonier Advanced Materials, Inc.	166,383	1,331,064
	Reliance, Inc.	81,191	23,504,795
††	Resolute Forest Products, Inc.	229,171	61,028
	Royal Gold, Inc.	98,520	13,775,066
	RPM International, Inc.	170,372	21,569,095
	Ryerson Holding Corp.	88,140	1,970,810
	Sealed Air Corp.	193,460	6,738,212
	Sensient Technologies Corp.	87,506	6,607,578
	Sherwin-Williams Co.	139,942	50,121,627
	Silgan Holdings, Inc.	300,473	16,532,024
*	Smith-Midland Corp.	778	31,143
	Smurfit WestRock PLC	160,789	8,536,288
	Sonoco Products Co.	260,843	12,426,561
	Southern Copper Corp.	57,702	5,286,657
	Steel Dynamics, Inc.	229,593	29,433,823
	Stepan Co.	43,206	2,738,828
	SunCoke Energy, Inc.	170,879	1,604,554
	Sylvamo Corp.	75,601	6,055,640
*	Tredegar Corp.	6,214	48,780
	TriMas Corp.	100,300	2,437,290
	Tronox Holdings PLC	222,640	2,286,513
*	U.S. Gold Corp.	6,134	45,330
	U.S. Lime & Minerals, Inc.	52,548	5,810,758
	U.S. Steel Corp.	76,122	2,805,096
	Vulcan Materials Co.	116,859	32,036,895
	Warrior Met Coal, Inc.	126,547	6,677,885
	Westlake Corp.	50,760	5,800,345
	Worthington Steel, Inc.	126,194	3,665,936
TOTAL MATERIALS			1,179,680,955
REAL ESTATE — (0.4%)
*	AMREP Corp.	9,398	285,323
*	Anywhere Real Estate, Inc.	159,890	577,203
*	CBRE Group, Inc., Class A	271,159	39,247,554

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	CKX Lands, Inc.	2,161	$24,398
*	Comstock Holding Cos., Inc.	4,554	37,844
*	CoStar Group, Inc.	185,770	14,229,982
*	Cushman & Wakefield PLC	384,386	5,300,683
*	Douglas Elliman, Inc.	27,019	48,094
*	Five Point Holdings LLC, Class A	104,641	687,491
*	Forestar Group, Inc.	59,853	1,428,093
*	FRP Holdings, Inc.	51,216	1,564,137
*	Howard Hughes Holdings, Inc.	114,263	8,726,265
*	Jones Lang LaSalle, Inc.	81,107	22,937,060
*»	JW Mays, Inc.	2,713	112,617
	Kennedy-Wilson Holdings, Inc.	142,123	1,286,213
#	Marcus & Millichap, Inc.	102,814	3,923,382
#*	Maui Land & Pineapple Co., Inc.	12,873	259,133
*»	Millrose Properties, Inc., Class A	147,735	1,373,931
	Newmark Group, Inc., Class A	346,364	4,894,123
*	Rafael Holdings, Inc., Class B	20,215	41,643
*	RE/MAX Holdings, Inc., Class A	5,184	51,736
	RMR Group, Inc., Class A	23,160	432,397
*	Seaport Entertainment Group, Inc.	28,788	766,049
	St. Joe Co.	129,189	6,213,991
*	Stratus Properties, Inc.	10,220	197,144
*	Tejon Ranch Co.	44,718	725,326
#*	Zillow Group, Inc. (Z US), Class C	170,206	13,994,337
#*	Zillow Group, Inc. (ZG US), Class A	58,846	4,660,603
TOTAL REAL ESTATE			134,026,752
UTILITIES — (2.0%)
	AES Corp.	501,659	5,518,249
	ALLETE, Inc.	66,245	4,346,997
	Alliant Energy Corp.	189,574	11,162,117
	Ameren Corp.	114,460	10,782,132
	American Electric Power Co., Inc.	221,751	21,811,428
	American States Water Co.	56,210	4,187,645
	American Water Works Co., Inc.	76,643	9,552,784
		Shares	Value†
UTILITIES — (Continued)
	Artesian Resources Corp., Class A	12,197	$378,107
	Atmos Energy Corp.	92,101	13,125,314
	Avista Corp.	107,514	3,937,163
	Black Hills Corp.	68,263	4,009,086
#	Brookfield Renewable Corp.	127,554	3,404,416
	California Water Service Group	92,876	4,206,354
	CenterPoint Energy, Inc.	358,090	11,662,991
	Chesapeake Utilities Corp.	33,768	4,128,138
	Clearway Energy, Inc. (CWEN US), Class C	109,210	2,831,815
	Clearway Energy, Inc. (CWENA US), Class A	30,472	747,478
	CMS Energy Corp.	167,973	11,086,218
	Consolidated Edison, Inc.	145,724	13,660,168
#	Consolidated Water Co. Ltd.	25,922	678,638
	Constellation Energy Corp.	77,855	23,354,943
	Dominion Energy, Inc.	122,561	6,813,166
	DTE Energy Co.	105,448	12,641,106
	Duke Energy Corp.	144,772	16,213,016
	Edison International	127,504	6,885,216
	Entergy Corp.	215,812	17,498,037
	Essential Utilities, Inc.	164,106	5,822,481
	Evergy, Inc.	216,513	13,893,639
	Eversource Energy	102,092	5,888,667
	Exelon Corp.	391,646	15,665,840
	FirstEnergy Corp.	247,840	9,864,032
	Genie Energy Ltd., Class B	48,749	698,573
	Global Water Resources, Inc.	821	9,442
#	IDACORP, Inc.	68,279	7,506,593
#	MDU Resources Group, Inc.	480,142	8,556,130
#	MGE Energy, Inc.	59,222	5,321,097
	Middlesex Water Co.	29,188	1,478,080
	National Fuel Gas Co.	40,440	2,832,013
	New Jersey Resources Corp.	170,123	8,157,398
#	NextEra Energy, Inc.	402,588	28,809,197
	NiSource, Inc.	320,661	11,960,655
	Northwest Natural Holding Co.	42,858	1,710,891
	Northwestern Energy Group, Inc.	59,193	3,191,095
#	NRG Energy, Inc.	537,776	55,089,774
	OGE Energy Corp.	193,838	8,185,779
	ONE Gas, Inc.	74,793	5,283,378

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Ormat Technologies, Inc.	133,771	$8,581,410
#	Otter Tail Corp.	68,475	5,275,314
	PG&E Corp.	775,952	12,143,649
	Pinnacle West Capital Corp.	73,729	6,411,474
	Portland General Electric Co.	118,737	4,884,840
#	PPL Corp.	368,720	12,388,992
	Public Service Enterprise Group, Inc.	296,330	24,755,408
*	Pure Cycle Corp.	41,462	487,179
	RGC Resources, Inc.	9,760	207,595
	Sempra	208,030	17,251,928
	SJW Group	42,041	2,111,719
	Southern Co.	226,157	18,985,880
	Southwest Gas Holdings, Inc.	78,920	5,893,746
	Spire, Inc.	71,074	5,043,411
*	Sunnova Energy International, Inc.	33,383	85,794
	TXNM Energy, Inc.	74,020	3,578,867
#	UGI Corp.	258,497	7,943,613
	Unitil Corp.	26,478	1,418,427
	Vistra Corp.	691,902	116,260,293
	Shares	Value†
UTILITIES — (Continued)
WEC Energy Group, Inc.	105,697	$10,491,484
Xcel Energy, Inc.	270,396	18,170,611
York Water Co.	20,837	644,488
TOTAL UTILITIES		707,563,598
TOTAL COMMON STOCKS Cost ($11,944,315,534)		33,896,742,026

TEMPORARY CASH INVESTMENTS — (0.4%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	146,187,676	146,187,676
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	74,318,929	859,721,376
TOTAL INVESTMENTS — (100.0%)
(Cost $12,950,176,741)^^			$34,902,651,078
As of January 31, 2025, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	392	03/21/25	$119,086,159	$118,918,100	$(168,059)
Total Futures Contracts			$119,086,159	$118,918,100	$(168,059)
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,577,768,873	—	—	$2,577,768,873
Consumer Discretionary	3,447,120,912	$76,710	—	3,447,197,622
Consumer Staples	1,949,460,865	168,333	—	1,949,629,198
Energy	1,667,145,003	—	—	1,667,145,003
Financials	6,043,477,371	33,770	—	6,043,511,141
Health Care	3,055,239,465	22,956	$1,060,943	3,056,323,364
Industrials	4,751,466,470	2,531,938	795	4,753,999,203
Information Technology	8,379,895,966	351	—	8,379,896,317
Materials	1,179,619,927	—	61,028	1,179,680,955
Real Estate	132,540,204	1,486,548	—	134,026,752

U.S. Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$707,563,598	—	—	$707,563,598
Temporary Cash Investments	146,187,676	—	—	146,187,676
Securities Lending Collateral	—	$859,721,376	—	859,721,376
Total Investments in Securities	$34,037,486,330	$864,041,982	$1,122,766˂˃	$34,902,651,078
Financial Instruments
Liabilities
Futures Contracts**	(168,059)	—	—	(168,059)
Total Financial Instruments	$(168,059)	—	—	$(168,059)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (7.2%)
	Alphabet, Inc. (GOOG US), Class C	232,055	$47,710,508
	Alphabet, Inc. (GOOGL US), Class A	242,808	49,537,688
*	AMC Networks, Inc., Class A	4,894	47,129
*	Anterix, Inc.	4,161	118,880
	AT&T, Inc.	479,870	11,387,315
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	1,256	53,619
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	41	1,589
	ATN International, Inc.	3,917	60,909
*	Bandwidth, Inc., Class A	17,147	304,702
*	Boston Omaha Corp., Class A	4,807	69,894
	Cable One, Inc.	1,090	331,371
*	Cargurus, Inc.	1,727	67,698
*	Cars.com, Inc.	60,339	1,081,275
#*	Charter Communications, Inc., Class A	45,917	15,863,864
*	Cinemark Holdings, Inc.	74,142	2,122,685
	Comcast Corp., Class A	401,170	13,503,382
*	Creative Realities, Inc.	100	250
	Electronic Arts, Inc.	26,029	3,199,224
	Emerald Holding, Inc.	3,272	14,724
	Entravision Communications Corp., Class A	72,522	155,922
*	Eventbrite, Inc., Class A	9,491	30,086
	Fox Corp. (FOX US), Class B	49,650	2,412,990
	Fox Corp. (FOXA US), Class A	93,567	4,788,759
*	Frontier Communications Parent, Inc.	120,192	4,298,066
*	Gaia, Inc.	9,523	53,519
*	Gannett Co., Inc.	3,425	15,481
	Gray Media, Inc.	52,447	196,152
	Gray Media, Inc., Class A	2,300	17,078
	IDT Corp., Class B	20,261	955,914
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	IMAX Corp.	13,419	$316,017
*	Integral Ad Science Holding Corp.	65,953	693,166
	Interpublic Group of Cos., Inc.	80,376	2,304,380
	Iridium Communications, Inc.	65,223	1,875,161
	John Wiley & Sons, Inc. (WLY US), Class A	29,480	1,206,616
	John Wiley & Sons, Inc. (WLYB US), Class B	131	5,376
*	Lee Enterprises, Inc.	3,698	47,704
*	Liberty Broadband Corp. (LBRDA US), Class A	2,185	166,126
*	Liberty Broadband Corp. (LBRDK US), Class C	34,705	2,660,485
*	Liberty Global Ltd. (LBTYA US), Class A	46,057	530,116
*	Liberty Global Ltd. (LBTYK US), Class C	32,852	385,354
*	Liberty Latin America Ltd. (LILA US), Class A	20,793	128,501
*	Liberty Latin America Ltd. (LILAK US), Class C	135,519	830,732
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	846	74,465
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	890	85,173
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	3,558	256,069
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	13,869	1,020,620

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lions Gate Entertainment Corp. (LGF/A US), Class A	29,251	$229,620
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	34,682	243,468
*	Lumen Technologies, Inc.	139,728	690,256
*	Madison Square Garden Entertainment Corp.	11,711	425,578
*	Madison Square Garden Sports Corp.	3,499	769,325
*	Magnite, Inc.	3,133	53,888
	Marcus Corp.	6,804	136,897
	Match Group, Inc.	4,910	175,287
	Meta Platforms, Inc., Class A	177,447	122,292,923
	New York Times Co., Class A	41,331	2,244,273
	News Corp. (NWSA US), Class A	154,388	4,341,391
	Nexstar Media Group, Inc.	21,425	3,282,739
*	Nextdoor Holdings, Inc.	79,049	207,108
	Omnicom Group, Inc.	38,949	3,380,384
#	Paramount Global (PARAA US), Class A	3,778	86,176
*	PubMatic, Inc., Class A	28,385	429,181
*	QuinStreet, Inc.	629	14,882
*	Reservoir Media, Inc.	7,804	64,851
*	Roku, Inc.	2,431	201,190
	Saga Communications, Inc., Class A	2,124	26,444
	Scholastic Corp.	17,750	344,528
	Shenandoah Telecommunications Co.	37,897	409,288
	Shutterstock, Inc.	13,290	392,321
#	Sirius XM Holdings, Inc.	12,179	292,418
#*	Sphere Entertainment Co.	26,688	1,243,661
	Spok Holdings, Inc.	17,010	273,521
*	Stagwell, Inc.	22,543	140,668
*	Sunrise Communications AG, ADR, Class A	15,781	784,789
*	Take-Two Interactive Software, Inc.	129	23,931
*	TechTarget, Inc.	17,658	300,716
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	TEGNA, Inc.	141,558	$2,579,187
	Telephone & Data Systems, Inc.	86,144	3,045,190
*	Thryv Holdings, Inc.	22,293	390,350
*	TKO Group Holdings, Inc.	239	37,095
	T-Mobile U.S., Inc.	39,147	9,120,077
	Townsquare Media, Inc., Class A	524	4,653
*	Travelzoo	12,456	247,003
*	TripAdvisor, Inc.	10,504	184,450
*	TrueCar, Inc.	52,303	179,922
*	U.S. Cellular Corp.	46,149	2,898,157
	Verizon Communications, Inc.	425,249	16,750,558
*	Vimeo, Inc.	37,604	252,323
	Walt Disney Co.	59,817	6,762,910
*	Warner Bros Discovery, Inc.	28,957	302,311
#	Warner Music Group Corp., Class A	19,900	632,820
*	WideOpenWest, Inc.	22,903	97,796
*	Yelp, Inc.	40,602	1,621,644
*	Zedge, Inc., Class B	5,669	15,363
*	Ziff Davis, Inc.	26,017	1,402,056
*	ZoomInfo Technologies, Inc.	157,603	1,621,735
TOTAL COMMUNICATION SERVICES			362,634,036
CONSUMER DISCRETIONARY — (11.0%)
*	1-800-Flowers.com, Inc., Class A	25,052	201,168
*	1stdibs.com, Inc.	14,223	55,327
*	Abercrombie & Fitch Co., Class A	33,335	3,979,532
	Academy Sports & Outdoors, Inc.	63,006	3,295,844
*	Accel Entertainment, Inc.	4,871	54,896
	Acushnet Holdings Corp.	53,852	3,517,613
*	Adient PLC	30,408	530,011
	ADT, Inc.	80,065	614,899
*	Adtalem Global Education, Inc.	35,462	3,799,044
#	Advance Auto Parts, Inc.	19,844	962,434
	A-Mark Precious Metals, Inc.	14,437	406,690
*	Amazon.com, Inc.	402,355	95,631,736
	AMCON Distributing Co.	438	55,845
*	American Axle & Manufacturing Holdings, Inc.	79,396	415,241

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	American Eagle Outfitters, Inc.	133,690	$2,157,757
*	American Outdoor Brands, Inc.	10,326	177,401
*	American Public Education, Inc.	17,400	385,758
*	America's Car-Mart, Inc.	5,702	277,630
*	Aptiv PLC	51,182	3,194,780
	Aramark	71,176	2,769,458
	Arhaus, Inc.	19,085	234,364
	Ark Restaurants Corp.	2,975	39,151
	Arko Corp.	33,810	239,037
*	Asbury Automotive Group, Inc.	10,150	3,011,302
	Autoliv, Inc.	26,841	2,594,451
*	AutoNation, Inc.	25,001	4,713,939
*	AutoZone, Inc.	193	646,591
	Bassett Furniture Industries, Inc.	9,023	131,375
	Bath & Body Works, Inc.	16,472	619,512
*	Beazer Homes USA, Inc.	25,298	560,604
	Best Buy Co., Inc.	57,526	4,939,182
*	Beyond, Inc.	22,601	187,362
*	Biglari Holdings, Inc. (BH US), Class B	1,079	250,339
*	Biglari Holdings, Inc. (BH/A US), Class A	142	157,607
*	BJ's Restaurants, Inc.	21,582	781,053
	Bloomin' Brands, Inc.	44,701	561,445
	Booking Holdings, Inc.	139	658,521
*	Boot Barn Holdings, Inc.	15,558	2,502,504
	BorgWarner, Inc.	125,153	3,992,381
	Boyd Gaming Corp.	37,836	2,900,129
*	Bright Horizons Family Solutions, Inc.	1,035	126,891
*	Brinker International, Inc.	15,974	2,906,789
	Brunswick Corp.	39,658	2,674,536
	Buckle, Inc.	31,954	1,521,330
	Build-A-Bear Workshop, Inc.	12,758	540,174
*	Burlington Stores, Inc.	13,178	3,741,630
*	Caesars Entertainment, Inc.	7,463	269,041
	Caleres, Inc.	29,262	536,372
	Camping World Holdings, Inc., Class A	30,208	697,503
*	Capri Holdings Ltd.	44,674	1,107,022
*	CarMax, Inc.	41,777	3,577,782
*	Carnival Corp.	3,410	94,355
	Carriage Services, Inc.	12,999	532,309
	Carter's, Inc.	2,639	142,295
*	Carvana Co.	19,267	4,768,197
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Cato Corp., Class A	2,852	$9,554
*	Cavco Industries, Inc.	181	92,064
	Century Communities, Inc.	25,407	1,940,587
*	Champion Homes, Inc.	1,260	116,336
#	Cheesecake Factory, Inc.	35,759	2,007,868
*	Chipotle Mexican Grill, Inc.	75,426	4,401,107
#	Choice Hotels International, Inc.	8,184	1,205,749
	Churchill Downs, Inc.	5,130	633,965
*	Citi Trends, Inc.	10,291	266,537
	Clarus Corp.	3,449	16,762
	Columbia Sportswear Co.	1,134	100,132
	Cracker Barrel Old Country Store, Inc.	4,697	305,211
*	Crocs, Inc.	28,509	2,909,914
	Crown Crafts, Inc.	4,355	19,728
*	Culp, Inc.	9,172	49,437
	Dana, Inc.	89,057	1,419,569
	Darden Restaurants, Inc.	16,601	3,241,179
#*	Dave & Buster's Entertainment, Inc.	21,558	572,580
*	Deckers Outdoor Corp.	11,124	1,972,953
	Designer Brands, Inc., Class A	25,450	128,014
*	Destination XL Group, Inc.	20,561	55,926
	Dick's Sporting Goods, Inc.	18,439	4,426,282
#	Dillard's, Inc., Class A	6,484	3,035,225
*	Dorman Products, Inc.	21,085	2,768,039
	DR Horton, Inc.	53,858	7,642,450
*	Dream Finders Homes, Inc., Class A	5,587	128,892
*	Duluth Holdings, Inc., Class B	10,904	31,840
	eBay, Inc.	90,744	6,123,405
*	El Pollo Loco Holdings, Inc.	28,257	335,411
	Escalade, Inc.	11,226	166,369
	Ethan Allen Interiors, Inc.	24,001	744,511
*	Etsy, Inc.	4,577	251,323
*	European Wax Center, Inc., Class A	3,511	23,699
*	Expedia Group, Inc.	20,060	3,429,257
*	Figs, Inc., Class A	60,481	344,137
*	First Watch Restaurant Group, Inc.	9,331	195,764
*	Five Below, Inc.	10,014	939,113

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flanigan's Enterprises, Inc.	1,001	$24,895
	Flexsteel Industries, Inc.	4,222	208,271
*	Floor & Decor Holdings, Inc., Class A	15,459	1,547,446
*	Foot Locker, Inc.	56,497	1,132,765
	Ford Motor Co.	809,416	8,158,913
*	Fox Factory Holding Corp.	13,049	356,499
*	Frontdoor, Inc.	20,345	1,218,259
*	Full House Resorts, Inc.	6,472	34,755
	Gap, Inc.	146,891	3,535,666
	Garmin Ltd.	22,692	4,898,068
	General Motors Co.	281,807	13,938,174
*	Genesco, Inc.	9,078	378,099
	Gentex Corp.	117,490	3,045,341
*	Gentherm, Inc.	28,320	1,080,408
	Genuine Parts Co.	20,218	2,350,343
*	G-III Apparel Group Ltd.	35,582	1,110,870
*	Good Times Restaurants, Inc.	3,814	9,688
*	Goodyear Tire & Rubber Co.	84,861	752,717
	Graham Holdings Co., Class B	2,726	2,531,963
*	Grand Canyon Education, Inc.	16,592	2,914,219
*	Green Brick Partners, Inc.	22,902	1,384,884
	Group 1 Automotive, Inc.	8,051	3,675,201
#	Guess?, Inc.	39,088	504,626
	H&R Block, Inc.	14,049	777,050
	Hamilton Beach Brands Holding Co., Class A	9,256	158,370
*	Hanesbrands, Inc.	250,528	2,034,287
	Harley-Davidson, Inc.	62,070	1,679,614
	Hasbro, Inc.	15,669	906,295
	Haverty Furniture Cos., Inc. (HVT US)	13,505	302,917
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	1,796	40,159
*	Helen of Troy Ltd.	18,167	1,122,357
*	Hilton Grand Vacations, Inc.	20,280	835,536
	Hilton Worldwide Holdings, Inc.	3,870	990,991
	Home Depot, Inc.	57,279	23,597,802
	Hooker Furnishings Corp.	14,550	185,222
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Hovnanian Enterprises, Inc., Class A	2,664	$352,687
	Hyatt Hotels Corp., Class A	208	32,912
	Installed Building Products, Inc.	13,852	2,754,332
	International Game Technology PLC	102,105	1,737,827
*	iRobot Corp.	7,838	60,274
	J Jill, Inc.	2,926	79,938
	Jack in the Box, Inc.	3,149	123,409
*	JAKKS Pacific, Inc.	7,300	219,584
	Johnson Outdoors, Inc., Class A	7,633	247,309
	KB Home	43,152	2,895,499
#	Kohl's Corp.	9,716	128,348
	Kontoor Brands, Inc.	21,478	1,972,754
	Krispy Kreme, Inc.	32,822	297,696
	Lakeland Industries, Inc.	6,573	152,428
*	Lands' End, Inc.	31,801	395,922
*	Landsea Homes Corp.	9,347	77,580
#	Las Vegas Sands Corp.	65,001	2,978,996
*	Laureate Education, Inc.	99,781	1,867,900
	La-Z-Boy, Inc.	35,595	1,680,084
	LCI Industries	24,084	2,523,762
	Lear Corp.	34,267	3,224,182
*	Legacy Housing Corp.	1,789	45,888
	Leggett & Platt, Inc.	23,651	249,755
	Lennar Corp. (LEN US), Class A	51,229	6,723,294
	Lennar Corp. (LENB US), Class B	23	2,893
*	LGI Homes, Inc.	20,033	1,788,546
*	Life Time Group Holdings, Inc.	35,424	1,026,942
	Lifetime Brands, Inc.	17,347	112,409
*	Light & Wonder, Inc.	19,895	1,748,969
*	Lincoln Educational Services Corp.	825	13,464
	Lithia Motors, Inc.	7,668	2,883,935
*	Live Ventures, Inc.	1,595	15,392
	LKQ Corp.	48,165	1,800,889
*	Lovesac Co.	10,487	268,048
	Lowe's Cos., Inc.	2,351	611,354
*	Lululemon Athletica, Inc.	20,274	8,397,491
*	M/I Homes, Inc.	18,350	2,308,430
	Macy's, Inc.	159,350	2,482,673
*	Malibu Boats, Inc., Class A	15,949	610,687
	Marine Products Corp.	15,913	149,423
*	MarineMax, Inc.	17,752	538,951
	Marriott Vacations Worldwide Corp.	29,885	2,593,121

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	MasterCraft Boat Holdings, Inc.	10,240	$186,470
*	Mattel, Inc.	51,375	957,630
	McDonald's Corp.	9,956	2,874,297
	Meritage Homes Corp.	45,629	3,553,130
*	MGM Resorts International	29,407	1,013,953
*	Modine Manufacturing Co.	22,810	2,314,075
*	Mohawk Industries, Inc.	34,136	4,174,833
	Monarch Casino & Resort, Inc.	5,624	479,952
	Monro, Inc.	10,989	215,824
*	Motorcar Parts of America, Inc.	7,952	52,722
	Movado Group, Inc.	8,033	153,591
	Murphy USA, Inc.	3,988	2,005,605
	Nathan's Famous, Inc.	1,159	93,775
*	National Vision Holdings, Inc.	5,415	61,731
	Newell Brands, Inc.	28,390	282,764
	NIKE, Inc., Class B	95,356	7,332,876
»	Nobility Homes, Inc.	1,284	38,520
	Nordstrom, Inc.	5,647	136,657
*	Norwegian Cruise Line Holdings Ltd.	131,841	3,737,692
*	NVR, Inc.	623	4,994,080
*	ODP Corp.	23,242	525,269
*	Ollie's Bargain Outlet Holdings, Inc.	1,217	135,708
	OneSpaWorld Holdings Ltd.	2,252	48,103
*	OneWater Marine, Inc., Class A	6,206	112,142
#	Oxford Industries, Inc.	12,697	1,064,770
#	Papa John's International, Inc.	6,888	272,558
	Patrick Industries, Inc.	27,726	2,693,304
*	Penn Entertainment, Inc.	31,008	638,765
	Penske Automotive Group, Inc.	13,049	2,161,306
	Perdoceo Education Corp.	53,163	1,530,031
	Phinia, Inc.	28,669	1,458,965
*	Planet Fitness, Inc., Class A	7,567	818,447
*	Playa Hotels & Resorts NV	74,648	915,184
#	Polaris, Inc.	23,367	1,114,606
	Pool Corp.	5,233	1,801,460
*	Potbelly Corp.	2,928	36,336
	PulteGroup, Inc.	62,105	7,066,307
	PVH Corp.	28,063	2,514,445
»	QEP Co., Inc.	1,575	70,009
	Ralph Lauren Corp.	12,076	3,015,377
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	RCI Hospitality Holdings, Inc.	7,216	$400,777
	Red Rock Resorts, Inc., Class A	21,324	1,045,942
*	Revolve Group, Inc.	859	27,127
*	RH	3,323	1,392,703
#*	Rivian Automotive, Inc., Class A	198,632	2,494,818
	Rocky Brands, Inc.	6,339	158,729
	Ross Stores, Inc.	64,682	9,738,522
	Royal Caribbean Cruises Ltd.	37,330	9,952,178
*	Sally Beauty Holdings, Inc.	46,468	505,107
	Service Corp. International	45,055	3,519,697
*	SharkNinja, Inc.	18,876	2,110,526
	Shoe Carnival, Inc.	25,648	694,035
	Signet Jewelers Ltd.	46,478	2,752,892
*	Skechers USA, Inc., Class A	39,428	2,970,506
*	Sleep Number Corp.	6,590	117,829
	Smith & Wesson Brands, Inc.	38,234	401,075
	Sonic Automotive, Inc., Class A	29,694	2,204,780
*	Sonos, Inc.	2,829	39,012
*	Sportsman's Warehouse Holdings, Inc.	18,604	37,952
	Standard Motor Products, Inc.	18,509	574,149
	Starbucks Corp.	4,200	452,256
	Steven Madden Ltd.	50,165	2,059,273
*	Stitch Fix, Inc., Class A	2,704	12,736
*	Stoneridge, Inc.	16,373	84,648
	Strategic Education, Inc.	19,876	1,952,420
*	Strattec Security Corp.	3,345	125,304
*	Stride, Inc.	24,816	3,347,678
	Superior Group of Cos., Inc.	14,299	215,772
*»	Tandy Leather Factory, Inc.	2,500	12,163
#	Tapestry, Inc.	69,999	5,105,727
*	Taylor Morrison Home Corp.	65,253	4,206,208
	Tempur Sealy International, Inc.	23,482	1,482,653
	Texas Roadhouse, Inc.	18,173	3,291,130
#	Thor Industries, Inc.	33,155	3,409,660
*	Tile Shop Holdings, Inc.	37,689	284,175
*	Tilly's, Inc., Class A	8,798	38,095
	TJX Cos., Inc.	77,599	9,683,579

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Toll Brothers, Inc.	29,995	$4,073,621
*	TopBuild Corp.	8,542	2,927,173
*	Topgolf Callaway Brands Corp.	48,972	384,920
	Tractor Supply Co.	49,900	2,712,564
	Travel & Leisure Co.	17,825	968,967
*	Tri Pointe Homes, Inc.	79,644	2,935,678
*	Ulta Beauty, Inc.	4,881	2,011,704
*	Under Armour, Inc. (UA US), Class C	148,769	1,120,231
*	Under Armour, Inc. (UAA US), Class A	111,235	928,812
*	Unifi, Inc.	8,259	52,279
#*	United Parks & Resorts, Inc.	15,384	808,583
*	Universal Electronics, Inc.	3,297	32,970
*	Universal Technical Institute, Inc.	35,976	986,822
	Upbound Group, Inc.	32,310	947,975
*	Urban Outfitters, Inc.	58,061	3,217,741
	Vail Resorts, Inc.	5,819	989,928
*	Valvoline, Inc.	31,325	1,162,471
*	Vera Bradley, Inc.	2,039	7,626
	VF Corp.	10,051	261,024
*	Victoria's Secret & Co.	24,890	905,000
*	Visteon Corp.	16,990	1,428,179
*	VOXX International Corp.	14,681	108,346
	Wendy's Co.	59,202	877,966
	Weyco Group, Inc.	8,527	304,755
	Whirlpool Corp.	20,952	2,200,170
	Williams-Sonoma, Inc.	21,440	4,531,773
	Wingstop, Inc.	2,537	755,772
	Winmark Corp.	949	369,721
	Winnebago Industries, Inc.	23,213	1,109,581
	Worthington Enterprises, Inc.	39,194	1,642,229
	Wyndham Hotels & Resorts, Inc.	20,217	2,123,189
	Wynn Resorts Ltd.	5,127	445,280
*	YETI Holdings, Inc.	13,147	489,857
	Yum! Brands, Inc.	3,460	451,530
*	Zumiez, Inc.	16,061	256,334
TOTAL CONSUMER DISCRETIONARY			557,175,548
CONSUMER STAPLES — (5.7%)
	Albertsons Cos., Inc., Class A	189,786	3,805,209
	Alico, Inc.	5,885	181,788
	Andersons, Inc.	28,587	1,164,920
	Archer-Daniels-Midland Co.	55,201	2,827,947
	B&G Foods, Inc.	42,598	276,035
*	BellRing Brands, Inc.	11,593	896,719
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	BJ's Wholesale Club Holdings, Inc.	19,268	$1,908,495
*	Boston Beer Co., Inc. , Class A	1,785	447,446
*	Bridgford Foods Corp.	4,114	42,169
	Brown-Forman Corp. (BF/A US), Class A	3,283	109,390
	Bunge Global SA	37,652	2,866,447
	Calavo Growers, Inc.	12,531	286,835
	Cal-Maine Foods, Inc.	21,112	2,277,985
	Campbell's Co.	35,835	1,389,323
	Casey's General Stores, Inc.	10,685	4,506,612
*	Celsius Holdings, Inc.	3,535	88,304
*	Central Garden & Pet Co. (CENT US)	3,303	120,526
*	Central Garden & Pet Co. (CENTA US), Class A	50,584	1,577,715
*	Chefs' Warehouse, Inc.	28,443	1,531,940
	Church & Dwight Co., Inc.	20,030	2,113,566
	Clorox Co.	18,840	2,989,531
	Coca-Cola Co.	322,114	20,447,797
	Coca-Cola Consolidated, Inc.	2,233	3,053,895
	Colgate-Palmolive Co.	18,992	1,646,606
	Conagra Brands, Inc.	93,898	2,431,019
	Constellation Brands, Inc., Class A	33,619	6,078,315
	Costco Wholesale Corp.	24,956	24,453,885
*	Coty, Inc., Class A	142,903	1,047,479
*	Darling Ingredients, Inc.	65,425	2,450,820
	Dole PLC	7,367	100,339
	Dollar General Corp.	58,168	4,133,418
#*	Dollar Tree, Inc.	40,516	2,971,849
	Edgewell Personal Care Co.	26,001	865,833
*	elf Beauty, Inc.	141	14,087
	Energizer Holdings, Inc.	12,486	424,399
	Estee Lauder Cos., Inc., Class A	43,932	3,665,247
	Flowers Foods, Inc.	102,083	1,995,723
	Fresh Del Monte Produce, Inc.	38,784	1,182,524
*»	Fresh Market, Inc.	6,378	0
	General Mills, Inc.	95,040	5,715,706
*	Grocery Outlet Holding Corp.	27,111	438,927
*	Hain Celestial Group, Inc.	17,672	89,420
*	Herbalife Ltd.	2,377	12,978
	Hershey Co.	22,709	3,389,318
*	Honest Co., Inc.	2,770	17,756

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Hormel Foods Corp.	63,712	$1,910,086
	Ingles Markets, Inc., Class A	11,945	790,998
	Ingredion, Inc.	19,523	2,663,718
	Interparfums, Inc.	14,838	2,092,455
	J&J Snack Foods Corp.	12,158	1,668,442
	J.M. Smucker Co.	22,091	2,361,307
	John B Sanfilippo & Son, Inc.	7,690	556,295
	Kellanova	29,809	2,436,290
	Kenvue, Inc.	187,936	4,001,157
	Keurig Dr. Pepper, Inc.	114,051	3,661,037
	Kimberly-Clark Corp.	43,614	5,668,512
	Kraft Heinz Co.	91,107	2,718,633
	Kroger Co.	148,256	9,138,500
#	Lamb Weston Holdings, Inc.	35,448	2,124,753
	Lancaster Colony Corp.	7,532	1,270,950
	Lifevantage Corp.	3,901	82,545
*	Lifeway Foods, Inc.	6,493	149,599
	Limoneira Co.	10,401	239,847
	McCormick & Co., Inc. (MKC US)	18,155	1,402,111
	McCormick & Co., Inc. (MKC/V US)	2,128	163,920
*	Medifast, Inc.	10,658	167,331
#	MGP Ingredients, Inc.	17,799	643,078
*	Mission Produce, Inc.	21,116	251,069
	Molson Coors Beverage Co., Class B	43,239	2,367,335
	Mondelez International, Inc., Class A	66,070	3,831,399
*	Monster Beverage Corp.	83,491	4,066,847
	National Beverage Corp.	20,130	846,467
*	Natural Alternatives International, Inc.	8,015	34,064
	Natural Grocers by Vitamin Cottage, Inc.	12,385	539,243
	Natural Health Trends Corp.	1,821	9,123
*	Nature's Sunshine Products, Inc.	17,012	236,637
	Nu Skin Enterprises, Inc., Class A	3,835	25,119
	Oil-Dri Corp. of America	9,946	417,931
	PepsiCo, Inc.	111,677	16,828,607
*	Performance Food Group Co.	48,588	4,387,982
	Philip Morris International, Inc.	21,517	2,801,513
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Pilgrim's Pride Corp.	33,161	$1,543,313
*	Post Holdings, Inc.	36,607	3,886,199
	PriceSmart, Inc.	25,269	2,298,721
	Procter & Gamble Co.	171,113	28,403,047
	Reynolds Consumer Products, Inc.	25,025	690,940
	Seaboard Corp.	519	1,265,498
*	Seneca Foods Corp. (SENEA US), Class A	4,703	342,896
*»	Seneca Foods Corp. (SENEB US), Class B	1,251	91,598
*	Simply Good Foods Co.	76,094	2,891,572
	SpartanNash Co.	24,188	440,947
	Spectrum Brands Holdings, Inc.	22,693	1,918,920
*	Sprouts Farmers Market, Inc.	3,604	570,657
	Sysco Corp.	104,426	7,614,744
	Target Corp.	27,580	3,803,558
	Tootsie Roll Industries, Inc.	14,341	445,431
*	TreeHouse Foods, Inc.	29,051	1,002,841
	Turning Point Brands, Inc.	9,779	623,313
	Tyson Foods, Inc., Class A	32,975	1,862,758
*	U.S. Foods Holding Corp.	65,151	4,621,160
*	United Natural Foods, Inc.	38,533	1,145,971
	United-Guardian, Inc.	1,872	21,491
	Universal Corp.	20,505	1,089,226
*	USANA Health Sciences, Inc.	15,614	508,548
	Utz Brands, Inc.	2,444	32,652
	Village Super Market, Inc., Class A	10,038	342,396
*	Vita Coco Co., Inc.	18,266	683,879
*	Vital Farms, Inc.	12,710	557,651
#	Walgreens Boots Alliance, Inc.	184,990	1,901,697
	Walmart, Inc.	190,017	18,652,069
	WD-40 Co.	64	15,037
	Weis Markets, Inc.	21,760	1,470,106
*	Willamette Valley Vineyards, Inc.	800	4,648
	WK Kellogg Co.	7,452	123,629
TOTAL CONSUMER STAPLES			291,458,255
ENERGY — (6.3%)
	Adams Resources & Energy, Inc.	3,200	121,440
*	Amplify Energy Corp.	28,550	152,457

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Antero Midstream Corp.	230,743	$3,701,118
*	Antero Resources Corp.	83,908	3,131,447
	APA Corp.	180,980	3,968,891
	Archrock, Inc.	155,766	4,375,467
	Ardmore Shipping Corp.	39,384	467,488
	Atlas Energy Solutions, Inc.	2,246	51,568
	Baker Hughes Co.	142,225	6,567,950
#*	Battalion Oil Corp.	6,998	12,946
	Berry Corp.	43,300	188,788
*	Bristow Group, Inc.	20,789	693,729
	Cactus, Inc., Class A	26,100	1,558,431
	California Resources Corp.	46,410	2,283,372
#*	Centrus Energy Corp., Class A	4,556	374,959
	ChampionX Corp.	86,393	2,474,296
	Cheniere Energy, Inc.	40,441	9,044,630
	Chevron Corp.	103,209	15,397,751
	Chord Energy Corp. (CHRD US)	20,520	2,307,474
*	Clean Energy Fuels Corp.	136,359	451,348
*	CNX Resources Corp.	93,922	2,571,584
#*	Comstock Resources, Inc.	165,867	3,078,492
	ConocoPhillips	135,652	13,406,487
	Core Laboratories, Inc.	21,368	362,615
	Core Natural Resources, Inc.	48,658	4,395,764
	Coterra Energy, Inc.	220,704	6,117,915
	Crescent Energy Co., Class A	51,132	770,048
#	CVR Energy, Inc.	13,538	256,545
	Delek U.S. Holdings, Inc.	31,881	569,395
	Devon Energy Corp.	168,763	5,754,818
	DHT Holdings, Inc.	152,263	1,723,617
	Diamondback Energy, Inc.	33,682	5,535,974
*	DMC Global, Inc.	11,148	90,745
	Dorian LPG Ltd.	44,246	1,063,674
*	DT Midstream, Inc.	51,541	5,209,764
*	Encore Energy Corp.	20,454	67,703
	Energy Services of America Corp.	4,053	48,677
	EOG Resources, Inc.	58,982	7,419,346
	Epsilon Energy Ltd.	15,216	91,600
	EQT Corp.	307,494	15,719,093
	Evolution Petroleum Corp.	27,352	145,239
	Expand Energy Corp.	85,537	8,690,559
*	Expro Group Holdings NV	58,029	732,906
		Shares	Value†
ENERGY — (Continued)
	Exxon Mobil Corp.	262,419	$28,034,222
*	Forum Energy Technologies, Inc.	6,070	109,988
	FutureFuel Corp.	2,994	16,347
*	Geospace Technologies Corp.	6,068	55,158
	Granite Ridge Resources, Inc.	5,098	31,557
*	Green Plains, Inc.	32,916	293,940
*	Gulf Island Fabrication, Inc.	10,040	71,987
*	Gulfport Energy Corp.	10,014	1,787,599
*	Hallador Energy Co.	9,891	106,130
	Halliburton Co.	235,215	6,120,294
*	Helix Energy Solutions Group, Inc.	123,048	986,845
	Helmerich & Payne, Inc.	56,916	1,797,976
	Hess Corp.	66,773	9,283,450
	HF Sinclair Corp.	118,385	4,271,331
*	Innovex International, Inc.	7,862	122,490
	International Seaways, Inc.	37,593	1,464,247
	Kinder Morgan, Inc.	256,274	7,042,410
	Kodiak Gas Services, Inc.	1,980	92,624
*	Kosmos Energy Ltd.	143,345	455,837
	Liberty Energy, Inc.	145,739	2,668,481
#	Magnolia Oil & Gas Corp., Class A	120,200	2,848,740
*	Mammoth Energy Services, Inc.	13,792	41,238
	Marathon Petroleum Corp.	74,127	10,801,045
	Matador Resources Co.	78,797	4,570,226
	Mexco Energy Corp.	4,035	48,807
	Murphy Oil Corp.	117,173	3,120,317
*	Nabors Industries Ltd.	1,429	81,767
	NACCO Industries, Inc., Class A	4,808	152,077
*	Natural Gas Services Group, Inc.	10,917	285,698
*	NCS Multistage Holdings, Inc.	1,080	31,115
	New Fortress Energy, Inc.	10,837	162,555
	Noble Corp. PLC	23,799	762,758
	Nordic American Tankers Ltd.	143,773	388,187
#	Northern Oil & Gas, Inc.	79,340	2,852,273
	NOV, Inc.	153,223	2,214,072
*	NPK International, Inc.	88,701	613,811
	Occidental Petroleum Corp.	144,240	6,728,796

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Oceaneering International, Inc.	79,506	$1,975,724
*	Oil States International, Inc.	45,410	230,683
	ONEOK, Inc.	57,833	5,619,640
	Ovintiv, Inc.	71,175	3,005,008
*	Par Pacific Holdings, Inc.	43,108	720,766
	PBF Energy, Inc., Class A	93,132	2,725,042
	Peabody Energy Corp.	98,380	1,785,597
	Permian Resources Corp.	210,619	3,085,568
	Phillips 66	56,010	6,601,899
	PHX Minerals, Inc.	30,919	116,565
*	PrimeEnergy Resources Corp.	1,038	226,180
*	ProPetro Holding Corp.	60,035	533,111
	Range Resources Corp.	69,869	2,587,948
	Ranger Energy Services, Inc., Class A	11,326	185,633
*	REX American Resources Corp.	13,534	564,638
	Riley Exploration Permian, Inc.	1,159	38,421
	RPC, Inc.	139,731	856,551
	SandRidge Energy, Inc.	30,105	356,744
	Schlumberger NV	111,868	4,506,043
	Scorpio Tankers, Inc.	41,584	1,980,230
*	SEACOR Marine Holdings, Inc.	18,638	126,366
*	Seadrill Ltd.	7,748	280,168
	Select Water Solutions, Inc.	98,967	1,237,088
	SFL Corp. Ltd.	144,909	1,528,790
	Sitio Royalties Corp., Class A	21,394	430,875
	SM Energy Co.	78,849	2,993,108
*	Stabilis Solutions, Inc.	2,037	15,481
*	Talos Energy, Inc.	91,135	904,059
	Targa Resources Corp.	37,895	7,457,736
	TechnipFMC PLC	127,463	3,830,263
	Teekay Corp. Ltd.	67,248	480,151
	Teekay Tankers Ltd., Class A	28,031	1,175,060
*	TETRA Technologies, Inc.	24,685	102,443
#	Texas Pacific Land Corp.	687	891,156
*	Tidewater, Inc.	24,086	1,327,379
#*	Transocean Ltd.	398,741	1,563,065
	VAALCO Energy, Inc.	21,138	86,666
		Shares	Value†
ENERGY — (Continued)
*	Valaris Ltd.	22,685	$1,087,519
	Valero Energy Corp.	71,298	9,482,634
	Vitesse Energy, Inc.	19,888	514,701
	Weatherford International PLC	17,126	1,078,082
	Williams Cos., Inc.	58,567	3,246,369
	World Kinect Corp.	43,053	1,217,108
TOTAL ENERGY			320,422,763
FINANCIALS — (19.1%)
	1st Source Corp.	19,833	1,243,926
*	Acacia Research Corp.	34,675	151,183
	Acadian Asset Management, Inc.	11,540	287,577
	ACNB Corp.	7,285	299,414
	Affiliated Managers Group, Inc.	16,301	3,063,610
*	Affinity Bancshares, Inc.	810	14,783
	Aflac, Inc.	53,007	5,691,892
	Alerus Financial Corp.	8,324	175,969
	Allstate Corp.	34,430	6,621,922
	Ally Financial, Inc.	107,632	4,194,419
	Amalgamated Financial Corp.	25,801	901,487
*	Ambac Financial Group, Inc.	30,419	353,773
	Amerant Bancorp, Inc.	19,289	447,505
	American Coastal Insurance Corp.	10,298	125,533
	American Express Co.	53,131	16,866,436
	American Financial Group, Inc.	22,318	3,047,746
	American International Group, Inc.	118,879	8,756,627
	Ameriprise Financial, Inc.	19,285	10,478,698
	Ameris Bancorp	37,249	2,445,397
	AMERISAFE, Inc.	13,699	685,224
	AmeriServ Financial, Inc.	15,921	43,146
	Ames National Corp.	609	11,041
	Aon PLC, Class A	6,914	2,563,849
#	Apollo Global Management, Inc.	3,875	662,547
	Arch Capital Group Ltd.	70,233	6,536,585
	Arrow Financial Corp.	13,541	360,326
	Arthur J Gallagher & Co.	11,175	3,372,838
	Artisan Partners Asset Management, Inc., Class A	20,958	936,613
	Associated Banc-Corp.	120,140	3,020,320

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Associated Capital Group, Inc., Class A	2,402	$87,841
	Assurant, Inc.	15,367	3,306,825
	Assured Guaranty Ltd.	27,512	2,602,635
	Atlantic American Corp.	5,179	8,753
#	Atlantic Union Bankshares Corp.	75,001	2,832,788
*	Atlanticus Holdings Corp.	14,638	870,522
	Auburn National BanCorp, Inc.	2,722	58,115
*	AvidXchange Holdings, Inc.	10,576	112,106
	Axis Capital Holdings Ltd.	45,117	4,106,549
*	Axos Financial, Inc.	37,259	2,605,522
	BancFirst Corp.	24,428	2,908,886
*	Bancorp, Inc.	40,930	2,499,186
	Bank of America Corp.	227,596	10,537,695
	Bank of Hawaii Corp.	32,151	2,395,571
	Bank of Marin Bancorp	2,474	62,518
	Bank of New York Mellon Corp.	163,385	14,039,673
	Bank of NT Butterfield & Son Ltd.	34,731	1,274,280
	Bank of the James Financial Group, Inc.	1,690	23,153
	Bank OZK	65,090	3,305,921
	Bank7 Corp.	4,635	199,120
	BankFinancial Corp.	16,142	217,594
	BankUnited, Inc.	59,243	2,435,480
	Bankwell Financial Group, Inc.	4,829	150,568
	Banner Corp.	27,876	1,969,997
	Bar Harbor Bankshares	12,263	388,492
	BayCom Corp.	8,823	246,956
	BCB Bancorp, Inc.	15,111	163,652
*	Berkshire Hathaway, Inc., Class B	59,299	27,791,662
	Berkshire Hills Bancorp, Inc.	35,777	1,052,202
	BGC Group, Inc., Class A	190,517	1,817,532
	Blackrock, Inc.	277	297,914
*	Block, Inc.	22,444	2,038,364
*	Blue Foundry Bancorp	10,815	105,446
	BOK Financial Corp.	34,580	3,818,324
	Bread Financial Holdings, Inc.	33,130	2,098,123
*	Bridgewater Bancshares, Inc.	7,535	106,394
*	Brighthouse Financial, Inc.	61,354	3,786,155
		Shares	Value†
FINANCIALS — (Continued)
	Brookline Bancorp, Inc.	65,129	$796,528
	Brown & Brown, Inc.	35,188	3,682,776
	Burke & Herbert Financial Services Corp.	6,264	402,838
	Business First Bancshares, Inc.	16,652	449,437
*	BV Financial, Inc.	1,771	26,990
	Byline Bancorp, Inc.	13,032	382,359
	C&F Financial Corp.	3,616	276,335
	Cadence Bank	103,816	3,654,323
*	California BanCorp	3,170	52,622
»	California First Leasing Corp.	1,028	22,616
	Camden National Corp.	11,793	534,930
*	Cantaloupe, Inc.	1,756	14,294
	Capital Bancorp, Inc.	3,991	123,801
	Capital City Bank Group, Inc.	13,708	505,688
	Capital One Financial Corp.	12,574	2,561,450
	Capitol Federal Financial, Inc.	26,919	160,168
	Carlyle Group, Inc.	4,005	224,921
*	Carter Bankshares, Inc.	18,144	319,697
	Cass Information Systems, Inc.	10,977	452,143
	Cathay General Bancorp	57,598	2,735,329
	CB Financial Services, Inc.	1,467	43,717
	Cboe Global Markets, Inc.	11,984	2,448,691
*»	CCUR Holdings, Inc.	2	4,000
	Central Pacific Financial Corp.	22,566	674,498
	CF Bankshares, Inc.	1,903	46,509
	Charles Schwab Corp.	59,213	4,898,099
	Chemung Financial Corp.	3,839	194,061
	Chubb Ltd.	12,649	3,439,010
	Cincinnati Financial Corp.	18,532	2,539,811
	Citigroup, Inc.	62,333	5,075,776
	Citizens & Northern Corp.	4,769	101,723
	Citizens Community Bancorp, Inc.	9,063	143,558
	Citizens Financial Group, Inc.	66,818	3,178,532
	Citizens Financial Services, Inc.	291	17,821
#*	Citizens, Inc.	19,162	94,469
	City Holding Co.	10,966	1,295,414

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Civista Bancshares, Inc.	12,433	$274,272
	CME Group, Inc.	2,646	625,832
	CNB Financial Corp.	16,400	414,920
	CNO Financial Group, Inc.	16,341	652,660
*	Coastal Financial Corp.	345	30,767
	Colony Bankcorp, Inc.	10,942	184,373
	Columbia Banking System, Inc.	40,449	1,128,527
*	Columbia Financial, Inc.	48,769	721,294
	Comerica, Inc.	36,784	2,476,299
	Commerce Bancshares, Inc.	37,658	2,515,554
	Community Financial System, Inc.	42,614	2,792,495
	Community Trust Bancorp, Inc.	15,389	823,465
	Community West Bancshares	11,275	219,750
	ConnectOne Bancorp, Inc.	31,109	788,302
*	Consumer Portfolio Services, Inc.	43,119	511,391
	Corebridge Financial, Inc.	159,549	5,386,374
*	Corpay, Inc.	9,017	3,430,878
	Crawford & Co. (CRD/A US), Class A	24,877	298,773
	Crawford & Co. (CRD/B US), Class B	21,302	250,299
*	Credit Acceptance Corp.	299	151,823
*	CrossFirst Bankshares, Inc.	26,760	434,582
	Cullen/Frost Bankers, Inc.	17,294	2,410,784
*	Customers Bancorp, Inc.	25,361	1,445,070
	CVB Financial Corp.	112,995	2,354,816
*	Dave, Inc.	1,621	155,324
	Diamond Hill Investment Group, Inc.	2,919	437,967
	DigitalBridge Group, Inc.	58,918	646,330
	Dime Community Bancshares, Inc.	22,926	715,979
	Discover Financial Services	31,971	6,429,048
	Donegal Group, Inc. (DGICA US), Class A	23,174	343,670
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICB US), Class B	3,821	$54,640
*	Donnelley Financial Solutions, Inc.	24,643	1,635,556
	Eagle Bancorp Montana, Inc.	5,214	80,296
	Eagle Bancorp, Inc.	2,086	54,674
	East West Bancorp, Inc.	41,536	4,276,962
	Eastern Bankshares, Inc.	29,522	542,024
*	eHealth, Inc.	4,344	43,179
	Employers Holdings, Inc.	19,995	982,954
	Enact Holdings, Inc.	9,125	308,242
*	Encore Capital Group, Inc.	19,166	948,717
*	Enova International, Inc.	24,733	2,778,011
*	Enstar Group Ltd.	15,179	4,963,381
	Enterprise Bancorp, Inc.	6,961	294,659
	Enterprise Financial Services Corp.	30,102	1,801,304
	Equitable Holdings, Inc.	66,859	3,638,467
	Equity Bancshares, Inc., Class A	13,160	573,776
	Esquire Financial Holdings, Inc.	2,267	202,602
	ESSA Bancorp, Inc.	12,606	263,591
	Essent Group Ltd.	49,891	2,906,151
*	Euronet Worldwide, Inc.	18,826	1,854,361
	Evans Bancorp, Inc.	3,849	166,893
	Evercore, Inc., Class A	672	195,733
	Everest Group Ltd.	11,615	4,036,329
	EVERTEC, Inc.	24,381	791,651
*	EZCORP, Inc., Class A	41,658	500,313
	F&G Annuities & Life, Inc.	11,495	527,735
	FactSet Research Systems, Inc.	3,846	1,824,581
	Farmers & Merchants Bancorp, Inc.	2,373	64,474
	Farmers National Banc Corp.	18,464	254,065
	FB Financial Corp.	37,230	1,966,116
	Federal Agricultural Mortgage Corp. (AGM US), Class C	8,779	1,736,311

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	987	$148,040
	Federated Hermes, Inc.	67,419	2,681,254
*	FFBW, Inc.	153	2,180
	Fidelity D&D Bancorp, Inc.	50	2,240
	Fidelity National Financial, Inc.	86,336	5,022,165
	Fidelity National Information Services, Inc.	120,977	9,855,996
#	Fifth Third Bancorp	150,681	6,676,675
	Financial Institutions, Inc.	13,233	348,954
	Finward Bancorp	872	23,169
*	Finwise Bancorp	9,069	168,049
	First American Financial Corp.	55,552	3,511,997
	First BanCorp	154,661	3,210,762
	First Bancorp, Inc.	9,500	245,480
	First Bancorp/Southern Pines NC	33,445	1,475,928
	First Bancshares, Inc.	25,366	972,786
	First Bank	15,693	238,691
	First Busey Corp.	46,013	1,117,196
	First Business Financial Services, Inc.	7,059	364,668
	First Capital, Inc.	2,597	82,065
	First Citizens BancShares, Inc., Class A	2,820	6,217,226
	First Commonwealth Financial Corp.	82,340	1,373,431
	First Community Bankshares, Inc.	14,797	641,746
	First Community Corp.	2,082	53,986
	First Financial Bancorp	77,248	2,164,489
	First Financial Bankshares, Inc.	2,845	106,005
	First Financial Corp.	9,553	460,359
	First Financial Northwest, Inc.	14,131	298,729
	First Guaranty Bancshares, Inc.	425	4,369
	First Hawaiian, Inc.	57,602	1,590,967
	First Horizon Corp.	148,276	3,245,762
	First Internet Bancorp	7,012	228,381
	First Interstate BancSystem, Inc., Class A	54,926	1,809,812
	First Merchants Corp.	47,463	2,109,256
		Shares	Value†
FINANCIALS — (Continued)
	First Mid Bancshares, Inc.	15,551	$589,849
	First National Corp.	2,096	53,238
	First Northwest Bancorp	4,192	45,902
	First Savings Financial Group, Inc.	5,890	145,836
*	First Seacoast Bancorp, Inc.	822	8,434
	First U.S. Bancshares, Inc.	1,708	21,008
	First United Corp.	5,428	176,844
*	First Western Financial, Inc.	5,270	111,197
	FirstCash Holdings, Inc.	30,840	3,366,186
*	Fiserv, Inc.	22,803	4,926,360
	Five Star Bancorp	4,616	140,373
	Flushing Financial Corp.	14,362	200,350
*	Flywire Corp.	6,800	131,444
	FNB Corp.	193,930	3,042,762
	Franklin Financial Services Corp.	2,057	71,152
#	Franklin Resources, Inc.	84,400	1,877,056
	FS Bancorp, Inc.	7,078	286,234
	Fulton Financial Corp.	135,191	2,749,785
*	FVCBankcorp, Inc.	4,362	52,649
*	Genworth Financial, Inc.	261,477	1,890,479
	German American Bancorp, Inc.	24,009	992,292
	Glacier Bancorp, Inc.	61,157	3,037,668
	Global Payments, Inc.	29,422	3,320,273
	Globe Life, Inc.	28,633	3,495,803
	Goldman Sachs Group, Inc.	21,056	13,484,262
#	Goosehead Insurance, Inc., Class A	5,779	619,335
	Great Southern Bancorp, Inc.	9,445	555,272
*	Green Dot Corp., Class A	27,185	241,131
*	Greenlight Capital Re Ltd., Class A	28,179	380,416
	Guaranty Bancshares, Inc.	5,967	245,303
	Hamilton Lane, Inc., Class A	180	28,652
	Hancock Whitney Corp.	46,414	2,772,772
	Hanmi Financial Corp.	23,150	556,063
	Hanover Insurance Group, Inc.	19,476	2,981,581
	HarborOne Bancorp, Inc.	27,173	295,371

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hartford Financial Services Group, Inc.	86,857	$9,688,898
	Hawthorn Bancshares, Inc.	6,587	215,395
	HBT Financial, Inc.	2,401	58,392
#	HCI Group, Inc.	9,610	1,171,747
	Heartland Financial USA, Inc.	34,104	2,205,506
	Hennessy Advisors, Inc.	4,456	54,809
	Heritage Commerce Corp.	46,286	448,511
	Heritage Financial Corp.	27,629	710,065
*	Heritage Insurance Holdings, Inc.	30,516	335,981
	Hilltop Holdings, Inc.	52,552	1,586,019
#	Hingham Institution For Savings	1,724	440,051
	Home Bancorp, Inc.	6,907	346,731
	Home BancShares, Inc.	107,215	3,236,821
	Home Federal Bancorp, Inc. of Louisiana	944	12,017
*	HomeStreet, Inc.	8,405	84,638
	HomeTrust Bancshares, Inc.	9,675	355,750
	Hope Bancorp, Inc.	92,376	1,077,104
	Horace Mann Educators Corp.	33,045	1,276,528
	Horizon Bancorp, Inc.	28,905	485,315
	Houlihan Lokey, Inc.	8,659	1,573,513
	Huntington Bancshares, Inc.	167,957	2,888,860
*	I3 Verticals, Inc., Class A	7,584	188,766
	IF Bancorp, Inc.	781	18,119
	Independent Bank Corp. (IBCP US)	16,334	594,558
	Independent Bank Corp. (INDB US)	34,376	2,308,692
	Intercontinental Exchange, Inc.	21,365	3,414,768
	International Bancshares Corp.	58,707	3,868,204
*	International Money Express, Inc.	23,145	437,672
	Invesco Ltd.	57,619	1,108,013
	Investar Holding Corp.	2,788	53,167
	Investors Title Co.	1,524	343,433
	Jack Henry & Associates, Inc.	12,721	2,214,599
	Jackson Financial, Inc., Class A	50,900	4,796,816
	James River Group Holdings Ltd.	7,360	35,181
		Shares	Value†
FINANCIALS — (Continued)
	Janus Henderson Group PLC	85,748	$3,852,658
	Jefferies Financial Group, Inc.	55,414	4,260,782
	JPMorgan Chase & Co.	155,473	41,557,933
	Kearny Financial Corp.	36,022	248,552
	Kemper Corp.	52,142	3,502,900
	KeyCorp	204,649	3,679,589
*	Kingstone Cos., Inc.	2,088	35,475
	Kinsale Capital Group, Inc.	4,708	2,080,654
	KKR & Co., Inc.	4,490	750,144
	Lake Shore Bancorp, Inc.	2,509	39,241
	Lakeland Financial Corp.	19,024	1,294,393
	Landmark Bancorp, Inc.	5,310	125,475
	Lazard, Inc.	26,679	1,450,537
	LCNB Corp.	2,100	32,466
*	LendingClub Corp.	74,890	1,010,266
	Lincoln National Corp.	91,869	3,230,114
	Live Oak Bancshares, Inc.	32,637	1,158,287
	Loews Corp.	54,718	4,675,653
	LPL Financial Holdings, Inc.	16,691	6,123,761
	M&T Bank Corp.	19,140	3,851,734
	Magyar Bancorp, Inc.	2,911	41,744
*	Maiden Holdings Ltd.	3,022	3,052
	MainStreet Bancshares, Inc.	828	13,753
*	Markel Group, Inc.	1,574	2,878,500
*	Marqeta, Inc., Class A	263,166	1,013,189
	Marsh & McLennan Cos., Inc.	20,881	4,528,671
	Mastercard, Inc., Class A	49,813	27,667,635
	Mercantile Bank Corp.	15,235	743,620
	Merchants Bancorp	10,995	461,020
	Mercury General Corp.	51,953	2,589,338
	MetLife, Inc.	136,315	11,792,611
	Metrocity Bankshares, Inc.	4,305	132,852
*	Metropolitan Bank Holding Corp.	1,437	92,155
	MGIC Investment Corp.	147,321	3,762,578
	Mid Penn Bancorp, Inc.	13,072	393,729
	Middlefield Banc Corp.	6,625	171,654
	Midland States Bancorp, Inc.	12,319	237,264

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MidWestOne Financial Group, Inc.	9,112	$288,213
*	Moneylion, Inc.	780	67,844
	Moody's Corp.	8,347	4,168,826
	Morgan Stanley	73,467	10,170,037
	Morningstar, Inc.	3,648	1,198,879
*	Mr. Cooper Group, Inc.	43,168	4,481,270
	MSCI, Inc.	2,500	1,491,925
	MVB Financial Corp.	8,542	166,654
	Nasdaq, Inc.	49,471	4,073,442
	National Bank Holdings Corp., Class A	30,752	1,326,334
	National Bankshares, Inc.	1,092	32,094
	Navient Corp.	135,362	1,850,399
	NBT Bancorp, Inc.	38,165	1,817,799
*	NCR Atleos Corp.	41,262	1,314,607
	Nelnet, Inc., Class A	20,730	2,283,824
*	NerdWallet, Inc., Class A	5,644	80,596
*	NI Holdings, Inc.	14,940	225,594
	Nicolet Bankshares, Inc.	12,580	1,410,595
*	NMI Holdings, Inc.	74,685	2,884,335
	Northeast Bank	7,135	722,062
	Northeast Community Bancorp, Inc.	3,544	87,891
	Northern Trust Corp.	44,543	5,001,733
	Northfield Bancorp, Inc.	33,611	392,240
	Northrim BanCorp, Inc.	4,461	379,765
	Northwest Bancshares, Inc.	103,064	1,361,475
	Norwood Financial Corp.	4,061	108,104
	Oak Valley Bancorp	6,523	168,750
	OceanFirst Financial Corp.	32,639	586,196
	OFG Bancorp	43,414	1,854,212
	Ohio Valley Banc Corp.	4,011	95,662
*	Old Market Capital Corp.	6,412	41,550
	Old National Bancorp	181,269	4,323,266
	Old Point Financial Corp.	2,926	71,394
	Old Republic International Corp.	68,374	2,501,121
	Old Second Bancorp, Inc.	34,043	639,668
	OneMain Holdings, Inc.	60,730	3,372,944
*	Onity Group, Inc.	4,084	147,514
	OP Bancorp	9,341	124,048
*	Oportun Financial Corp.	12,558	57,767
		Shares	Value†
FINANCIALS — (Continued)
	Oppenheimer Holdings, Inc., Class A	8,277	$569,623
*	OptimumBank Holdings, Inc.	2,148	9,795
	Orange County Bancorp, Inc.	788	20,386
	Origin Bancorp, Inc.	15,384	583,361
	Orrstown Financial Services, Inc.	15,646	568,576
	Pacific Premier Bancorp, Inc.	50,550	1,309,245
*	Palomar Holdings, Inc.	15,383	1,659,364
	Park National Corp.	12,806	2,173,306
	Parke Bancorp, Inc.	10,211	206,671
	Pathfinder Bancorp, Inc.	1,554	25,874
	Pathward Financial, Inc.	22,764	1,814,974
*	Payoneer Global, Inc.	79,019	837,601
*	PayPal Holdings, Inc.	57,114	5,059,158
*	Paysafe Ltd.	29,945	580,933
	PCB Bancorp	6,587	127,063
	Peapack-Gladstone Financial Corp.	14,755	466,996
	Penns Woods Bancorp, Inc.	5,598	170,347
	PennyMac Financial Services, Inc.	27,644	2,894,050
	Peoples Bancorp of North Carolina, Inc.	3,887	110,741
	Peoples Bancorp, Inc.	28,749	938,655
	Peoples Financial Services Corp.	3,825	196,873
	Pinnacle Financial Partners, Inc.	20,830	2,598,959
*	Pioneer Bancorp, Inc.	10,487	121,439
	Plumas Bancorp	5,164	235,478
	PNC Financial Services Group, Inc.	13,077	2,627,823
*	Ponce Financial Group, Inc.	7,460	98,994
	Popular, Inc.	38,457	3,958,764
*	PRA Group, Inc.	31,895	705,198
	Preferred Bank	12,640	1,154,790
	Premier Financial Corp.	28,995	806,931
	Primerica, Inc.	10,783	3,128,903
	Primis Financial Corp.	14,364	159,297
	Princeton Bancorp, Inc.	1,413	43,125
	Principal Financial Group, Inc.	52,797	4,353,113
*	ProAssurance Corp.	7,569	113,232
	PROG Holdings, Inc.	29,939	1,279,892
	Progressive Corp.	34,361	8,467,925

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Prosperity Bancshares, Inc.	51,491	$4,119,280
*	Provident Bancorp, Inc.	4,920	57,613
	Provident Financial Holdings, Inc.	7,891	126,572
	Provident Financial Services, Inc.	107,786	2,001,586
	Prudential Financial, Inc.	84,418	10,194,318
	QCR Holdings, Inc.	13,677	1,063,524
	Radian Group, Inc.	80,322	2,732,554
	Raymond James Financial, Inc.	25,147	4,236,767
	RBB Bancorp	11,112	209,017
	Red River Bancshares, Inc.	3,292	183,694
	Regional Management Corp.	11,883	425,293
	Regions Financial Corp.	231,937	5,714,928
	Reinsurance Group of America, Inc.	15,256	3,476,232
*	Remitly Global, Inc.	312	7,332
	RenaissanceRe Holdings Ltd.	15,597	3,627,550
	Renasant Corp.	45,499	1,769,001
*	Repay Holdings Corp.	48,566	362,788
	Republic Bancorp, Inc., Class A	14,023	917,805
*	Rhinebeck Bancorp, Inc.	2,179	21,834
	Richmond Mutual BanCorp, Inc.	8,657	124,834
	Riverview Bancorp, Inc.	17,378	98,012
	RLI Corp.	33,830	2,481,430
*	Robinhood Markets, Inc., Class A	1,663	86,393
	S&P Global, Inc.	2,305	1,201,850
	S&T Bancorp, Inc.	30,952	1,220,747
	Safety Insurance Group, Inc.	12,004	948,436
	Sandy Spring Bancorp, Inc.	33,874	1,145,957
	SB Financial Group, Inc.	5,783	129,366
	Seacoast Banking Corp. of Florida	43,820	1,246,679
*	Security National Financial Corp., Class A	17,221	213,024
	SEI Investments Co.	39,218	3,395,494
	Selective Insurance Group, Inc.	26,559	2,234,409
	ServisFirst Bancshares, Inc.	1,292	117,146
		Shares	Value†
FINANCIALS — (Continued)
#*	Shift4 Payments, Inc., Class A	1,359	$162,876
	Shore Bancshares, Inc.	14,775	241,571
	Sierra Bancorp	12,077	364,001
	Silvercrest Asset Management Group, Inc., Class A	3,536	65,416
	Simmons First National Corp., Class A	99,662	2,264,321
*	SiriusPoint Ltd.	130,946	1,906,574
*	Skyward Specialty Insurance Group, Inc.	5,359	237,297
	SLM Corp.	133,894	3,736,982
	SmartFinancial, Inc.	8,761	308,913
*	SoFi Technologies, Inc.	222,240	3,506,947
	Sound Financial Bancorp, Inc.	1,802	95,254
	South Plains Financial, Inc.	7,869	282,733
*	Southern First Bancshares, Inc.	4,205	154,744
	Southern Missouri Bancorp, Inc.	5,092	301,345
	Southern States Bancshares, Inc.	3,284	107,978
	Southside Bancshares, Inc.	24,519	770,632
	SouthState Corp.	57,144	6,033,835
	State Street Corp.	33,816	3,436,382
	Stellar Bancorp, Inc.	45,336	1,287,542
*	Sterling Bancorp, Inc.	34,677	163,329
	Stewart Information Services Corp.	20,560	1,340,306
	Stifel Financial Corp.	29,079	3,368,802
	Stock Yards Bancorp, Inc.	25,069	1,847,836
*	StoneX Group, Inc.	26,487	2,900,856
	Summit State Bank	4,662	34,312
*	SWK Holdings Corp.	459	7,459
	Synchrony Financial	90,747	6,259,728
	Synovus Financial Corp.	76,571	4,320,136
	T. Rowe Price Group, Inc.	18,720	2,188,742
	Territorial Bancorp, Inc.	4,795	43,299
*	Texas Capital Bancshares, Inc.	37,384	2,951,467
	TFS Financial Corp.	68,078	934,030
*	Third Coast Bancshares, Inc.	1,356	48,884
	Timberland Bancorp, Inc.	6,842	205,397
	Tiptree, Inc.	49,507	992,120

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tompkins Financial Corp.	11,644	$815,895
	Towne Bank	58,927	2,107,819
	Tradeweb Markets, Inc., Class A	343	43,527
	Travelers Cos., Inc.	88,314	21,652,827
	TriCo Bancshares	26,700	1,171,329
*	Triumph Financial, Inc.	6,695	515,917
	Truist Financial Corp.	43,754	2,083,565
	TrustCo Bank Corp.	15,379	494,589
	Trustmark Corp.	49,475	1,855,312
	U.S. Bancorp	51,416	2,456,656
	UMB Financial Corp.	26,318	3,102,892
	Union Bankshares, Inc.	2,000	63,800
	United Bancorp, Inc.	2,256	28,223
	United Bancshares, Inc.	2,040	59,160
	United Bankshares, Inc.	76,882	2,959,957
	United Community Banks, Inc.	83,329	2,764,023
	United Fire Group, Inc.	13,386	332,107
	United Security Bancshares	6,792	64,999
	Unity Bancorp, Inc.	6,942	335,646
	Universal Insurance Holdings, Inc.	26,697	516,320
	Univest Financial Corp.	23,495	714,013
	Unum Group	49,243	3,754,779
	USCB Financial Holdings, Inc.	7,405	140,547
	Valley National Bancorp	173,383	1,782,377
	Value Line, Inc.	867	34,073
*	Velocity Financial, Inc.	20,216	374,805
	Veritex Holdings, Inc.	12,929	346,497
	Victory Capital Holdings, Inc., Class A	20,055	1,327,240
	Virginia National Bankshares Corp.	3,246	118,349
	Virtu Financial, Inc., Class A	48,932	1,960,216
	Virtus Investment Partners, Inc.	6,624	1,321,488
#	Visa, Inc., Class A	98,369	33,622,524
	Voya Financial, Inc.	76,641	5,440,745
	W.R. Berkley Corp.	45,925	2,701,768
	WaFd, Inc.	65,812	1,953,300
	Walker & Dunlop, Inc.	31,869	3,061,655
	Washington Trust Bancorp, Inc.	13,805	452,390
	Waterstone Financial, Inc.	15,709	215,842
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	46,222	$2,784,413
	Wells Fargo & Co.	209,492	16,507,970
	WesBanco, Inc.	47,811	1,675,297
	West BanCorp, Inc.	14,349	314,674
	Westamerica BanCorp	24,045	1,244,569
	Western Alliance Bancorp	28,682	2,520,287
	Western New England Bancorp, Inc.	18,176	171,218
	Western Union Co.	69,546	717,715
	Westwood Holdings Group, Inc.	12,438	191,421
*	WEX, Inc.	8,860	1,629,265
	White Mountains Insurance Group Ltd.	1,385	2,676,457
	Willis Towers Watson PLC	14,197	4,678,834
	Wintrust Financial Corp.	17,971	2,350,787
	WisdomTree, Inc.	105,061	1,028,547
*	World Acceptance Corp.	5,426	765,934
	WSFS Financial Corp.	47,647	2,668,232
	WVS Financial Corp.	1,627	20,370
	Zions Bancorp NA	44,257	2,560,710
TOTAL FINANCIALS			970,607,429
HEALTH CARE — (8.2%)
*	10X Genomics, Inc., Class A	1,663	24,945
	Abbott Laboratories	63,378	8,107,948
	AbbVie, Inc.	101,895	18,738,490
††	Abiomed, Inc.	2,059	32,141
*	AC Immune SA	15,821	43,508
*	Acadia Healthcare Co., Inc.	43,122	1,945,233
*	Accolade, Inc.	23,961	165,091
*	AdaptHealth Corp.	49,728	538,057
*	Addus HomeCare Corp.	7,005	876,746
*	ADMA Biologics, Inc.	53,932	871,002
††	Aduro Biotech, Inc.	740	281
	Agilent Technologies, Inc.	29,723	4,503,629
*	Agios Pharmaceuticals, Inc.	6,233	214,353
††	Albireo Pharma, Inc.	7,009	40,722
*	Align Technology, Inc.	7,904	1,731,845
*	Alkermes PLC	48,887	1,541,407
*	Alnylam Pharmaceuticals, Inc.	1,331	361,114
*	Amedisys, Inc.	6,940	641,950
*	American Shared Hospital Services	3,867	11,912

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Amgen, Inc.	49,592	$14,154,549
*	AMN Healthcare Services, Inc.	40,093	1,103,359
*	Amneal Pharmaceuticals, Inc.	65,888	544,235
*	AngioDynamics, Inc.	1,057	12,060
*	ANI Pharmaceuticals, Inc.	12,019	704,794
*	Anika Therapeutics, Inc.	11,894	202,912
*	Arcturus Therapeutics Holdings, Inc.	15,137	256,875
*	Arcus Biosciences, Inc.	22,803	294,159
*	ARS Pharmaceuticals, Inc.	2,045	26,626
*	Artivion, Inc.	476	14,737
*	Arvinas, Inc.	10,288	181,172
*	Atea Pharmaceuticals, Inc.	5,068	15,508
*	AtriCure, Inc.	1,782	71,048
*	Avanos Medical, Inc.	20,471	352,511
*	Avantor, Inc.	108,737	2,422,660
*	Azenta, Inc.	23,169	1,252,284
	Baxter International, Inc.	80,139	2,609,326
*	Beam Therapeutics, Inc.	21,171	548,752
	Becton Dickinson & Co.	9,587	2,373,741
*	Biogen, Inc.	10,261	1,476,866
*	BioLife Solutions, Inc.	3,576	97,643
*	BioMarin Pharmaceutical, Inc.	14,377	910,927
*	Bio-Rad Laboratories, Inc., Class A	7,716	2,784,550
*	Biote Corp., Class A	12,723	64,760
*	Boston Scientific Corp.	12,990	1,329,656
	Bristol-Myers Squibb Co.	314,157	18,519,555
#*	Brookdale Senior Living, Inc.	177,940	823,862
	Bruker Corp.	22,783	1,324,831
	Cardinal Health, Inc.	2,485	307,295
*	CareDx, Inc.	1,172	27,308
*	Castle Biosciences, Inc.	12,898	364,626
*	Catalyst Pharmaceuticals, Inc.	63,355	1,429,289
*	Celcuity, Inc.	430	5,139
	Cencora, Inc.	26,708	6,789,441
*	Centene Corp.	42,525	2,722,876
*	Certara, Inc.	112,024	1,594,102
		Shares	Value†
HEALTH CARE — (Continued)
*	Charles River Laboratories International, Inc.	9,573	$1,577,247
	Chemed Corp.	4,093	2,300,266
††	Chinook Therapeutics, Inc.	45,796	57,245
	Cigna Group	17,540	5,160,443
*	Codexis, Inc.	3,421	14,334
*	Collegium Pharmaceutical, Inc.	31,260	1,004,071
*	Community Health Systems, Inc.	8,154	26,093
	Concentra Group Holdings Parent, Inc.	62,939	1,467,108
	CONMED Corp.	15,145	1,087,108
*	Cooper Cos., Inc.	26,154	2,525,169
*	Corcept Therapeutics, Inc.	1,070	71,604
*	CorVel Corp.	978	113,301
#*	CRISPR Therapeutics AG	42,073	1,749,816
*	Cross Country Healthcare, Inc.	19,466	354,671
*	Cullinan Therapeutics, Inc.	16,673	176,067
	CVS Health Corp.	82,604	4,665,474
*	Cytek Biosciences, Inc.	51,011	262,707
*	DaVita, Inc.	13,526	2,383,281
*	Day One Biopharmaceuticals, Inc.	22,934	283,694
*	Definitive Healthcare Corp.	35,740	173,696
*	Denali Therapeutics, Inc.	4,265	99,374
	Dentsply Sirona, Inc.	50,594	999,737
*	Dynavax Technologies Corp.	64,735	844,792
*	Edgewise Therapeutics, Inc.	2,050	57,441
*	Edwards Lifesciences Corp.	57,971	4,199,999
*	Elanco Animal Health, Inc.	204,751	2,463,155
*	Electromed, Inc.	274	9,426
	Elevance Health, Inc.	12,391	4,903,119
	Eli Lilly & Co.	46,473	37,693,321
	Embecta Corp.	6,288	112,744
*	Emergent BioSolutions, Inc.	244	2,745
*	Enanta Pharmaceuticals, Inc.	1,448	7,399
	Encompass Health Corp.	29,171	2,895,805

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Enhabit, Inc.	26,573	$223,213
*	Enovis Corp.	33,267	1,562,884
	Ensign Group, Inc.	16,386	2,288,469
*	Envista Holdings Corp.	16,355	335,605
*	Evolent Health, Inc., Class A	35,623	372,260
*	Exelixis, Inc.	77,009	2,552,848
*	Fate Therapeutics, Inc.	888	1,154
*	FONAR Corp.	2,752	43,344
*	Fortrea Holdings, Inc.	22,412	376,746
*	Fulcrum Therapeutics, Inc.	41,743	165,302
*	Fulgent Genetics, Inc.	18,623	309,887
*	GE HealthCare Technologies, Inc.	84,301	7,443,778
	Gilead Sciences, Inc.	120,414	11,704,241
*	Haemonetics Corp.	22,473	1,551,761
#*	Halozyme Therapeutics, Inc.	17,695	1,002,245
*	Harmony Biosciences Holdings, Inc.	21,300	825,801
*	Harvard Bioscience, Inc.	34,163	58,419
*	Health Catalyst, Inc.	8,246	46,425
*	HealthEquity, Inc.	1,848	204,056
	HealthStream, Inc.	11,265	367,802
*	Henry Schein, Inc.	16,134	1,290,720
*	Hologic, Inc.	18,579	1,340,289
	Humana, Inc.	18,963	5,560,520
*	ICON PLC	17,138	3,411,833
*	ICU Medical, Inc.	415	68,209
*	Ideaya Biosciences, Inc.	955	23,254
*	IDEXX Laboratories, Inc.	8,715	3,678,166
*	ImmuCell Corp.	2,993	15,923
*	Incyte Corp.	17,876	1,325,684
*	InfuSystem Holdings, Inc.	10,768	87,113
*	Innoviva, Inc.	70,296	1,310,317
*	Inovio Pharmaceuticals, Inc.	863	1,804
*	Integer Holdings Corp.	2,825	401,771
*	Integra LifeSciences Holdings Corp.	16,836	439,420
*	Intellia Therapeutics, Inc.	45,251	466,990
*	Iovance Biotherapeutics, Inc.	21,389	125,126
*	IQVIA Holdings, Inc.	33,490	6,743,546
	iRadimed Corp.	285	16,875
*	iTeos Therapeutics, Inc.	13,135	99,038
*	Janux Therapeutics, Inc.	2,771	120,483
		Shares	Value†
HEALTH CARE — (Continued)
*	Jazz Pharmaceuticals PLC	28,666	$3,565,190
	Johnson & Johnson	144,378	21,967,113
*	Kewaunee Scientific Corp.	2,037	130,979
††	Kinnate Biopharma, Inc.	9,473	663
*	Krystal Biotech, Inc.	621	99,199
*	Kymera Therapeutics, Inc.	1,424	56,376
	Labcorp Holdings, Inc.	21,457	5,359,959
*	Lantern Pharma, Inc.	1,402	6,940
*	Lantheus Holdings, Inc.	37,265	3,447,385
*	LENSAR, Inc.	31,615	350,926
	LENZ Therapeutics, Inc.	626	15,982
*	LifeStance Health Group, Inc.	6,761	53,885
*	Ligand Pharmaceuticals, Inc.	8,410	980,185
*	Lisata Therapeutics, Inc.	3,732	9,367
*	LivaNova PLC	32,159	1,606,342
*	MannKind Corp.	15,442	89,409
*	MaxCyte, Inc.	11,304	50,981
	McKesson Corp.	421	250,390
*	Medpace Holdings, Inc.	7,287	2,544,256
	Medtronic PLC	57,439	5,216,610
*	MeiraGTx Holdings PLC	3,682	23,160
	Merck & Co., Inc.	151,696	14,990,599
*††	Merrimack Pharmaceuticals, Inc.	9,794	0
	Mesa Laboratories, Inc.	2,200	302,918
*	Mettler-Toledo International, Inc.	300	409,332
*	MiMedx Group, Inc.	30,977	269,500
*	Moderna, Inc.	58,328	2,299,290
*	ModivCare, Inc.	2,985	11,940
*	Molina Healthcare, Inc.	5,256	1,631,515
*	Monte Rosa Therapeutics, Inc.	5,011	33,373
*	Myriad Genetics, Inc.	19,154	242,681
	National HealthCare Corp.	12,491	1,282,451
	National Research Corp.	16,415	273,638
*	Nautilus Biotechnology, Inc.	20,690	35,380
*	Neogen Corp.	28,105	322,083
*	NeoGenomics, Inc.	98,081	1,402,558

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Neurocrine Biosciences, Inc.	9,440	$1,433,181
*	Nevro Corp.	3,600	18,252
*	Olema Pharmaceuticals, Inc.	639	3,904
*»	OmniAb, Inc. (2200963D US)	6,492	0
*»	OmniAb, Inc. (2200964D US)	6,492	0
*	OmniAb, Inc. (OABI UQ)	33,563	108,073
*	Omnicell, Inc.	9,550	429,654
*	OptimizeRx Corp.	2,664	14,785
*	Option Care Health, Inc.	66,794	2,065,270
*	OraSure Technologies, Inc.	13,192	53,032
*	Organogenesis Holdings, Inc.	15,432	56,790
	Organon & Co.	63,872	993,848
*	OrthoPediatrics Corp.	157	3,768
*	Owens & Minor, Inc.	31,189	444,131
*	Pacira BioSciences, Inc.	3,184	83,835
*††	PDL BioPharma, Inc.	418,608	242,793
*	Pediatrix Medical Group, Inc.	34,392	480,800
*	Performant Healthcare, Inc.	1,901	4,486
	Perrigo Co. PLC	67,389	1,678,660
	Pfizer, Inc.	335,624	8,900,748
	Phibro Animal Health Corp., Class A	9,829	214,370
#	Premier, Inc., Class A	31,544	714,787
*	Prestige Consumer Healthcare, Inc.	38,623	2,965,088
*	Pro-Dex, Inc.	810	30,756
*	Prothena Corp. PLC	44,814	637,703
*	Quanterix Corp.	4,693	43,129
	Quest Diagnostics, Inc.	32,879	5,362,565
*	QuidelOrtho Corp.	4,627	201,089
*	Regeneron Pharmaceuticals, Inc.	377	253,713
*	REGENXBIO, Inc.	21,536	173,796
*	Relay Therapeutics, Inc.	9,155	40,923
*	Replimune Group, Inc.	4,721	66,000
	ResMed, Inc.	19,356	4,571,500
*	Revolution Medicines, Inc.	736	31,611
	Revvity, Inc.	33,455	4,219,679
	Royalty Pharma PLC, Class A	26,746	844,639
		Shares	Value†
HEALTH CARE — (Continued)
*	Sage Therapeutics, Inc.	4,149	$30,080
	Select Medical Holdings Corp.	77,995	1,534,162
#*	Semler Scientific, Inc.	1,308	67,964
*	SI-BONE, Inc.	12,705	212,936
	SIGA Technologies, Inc.	64,399	385,106
	Simulations Plus, Inc.	467	16,027
#*	Solid Biosciences, Inc.	1,737	5,524
*	Sotera Health Co.	13,567	186,004
*	SpringWorks Therapeutics, Inc.	1,587	59,513
	STERIS PLC	72	15,887
	Stryker Corp.	220	86,084
*	Supernus Pharmaceuticals, Inc.	44,671	1,714,026
*	Surgery Partners, Inc.	32,228	821,492
*	Surmodics, Inc.	12,576	428,087
*	Tactile Systems Technology, Inc.	19,413	339,922
*	Teladoc Health, Inc.	13,773	139,934
	Teleflex, Inc.	9,220	1,661,813
*	Tenet Healthcare Corp.	27,534	3,879,265
*	Terns Pharmaceuticals, Inc.	752	3,354
*	Theravance Biopharma, Inc.	9,441	88,557
	Thermo Fisher Scientific, Inc.	3,012	1,800,423
*	TruBridge, Inc.	7,905	196,202
*	Twist Bioscience Corp.	1,343	70,333
	U.S. Physical Therapy, Inc.	1,116	99,000
*	UFP Technologies, Inc.	158	43,396
*	United Therapeutics Corp.	13,376	4,697,250
	UnitedHealth Group, Inc.	55,187	29,938,396
	Universal Health Services, Inc., Class B	17,592	3,317,148
	Utah Medical Products, Inc.	2,964	181,486
*	Vanda Pharmaceuticals, Inc.	14,341	63,244
*	Varex Imaging Corp.	22,895	314,577
*	Veracyte, Inc.	1,639	74,542
	Viatris, Inc.	281,023	3,169,939
*	Voyager Therapeutics, Inc.	19,187	104,569
*	Waters Corp.	2,683	1,114,733
*	XBiotech, Inc.	1,910	6,609

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Xencor, Inc.	4,196	$76,703
*	Xenon Pharmaceuticals, Inc.	2,200	87,956
*	XOMA Royalty Corp.	579	15,407
*	Zentalis Pharmaceuticals, Inc.	6,821	11,869
	Zimmer Biomet Holdings, Inc.	22,580	2,472,058
*	Zimvie, Inc.	8,336	115,370
	Zoetis, Inc.	18,287	3,125,248
*	Zymeworks, Inc.	6,708	97,937
TOTAL HEALTH CARE			415,400,226
INDUSTRIALS — (14.6%)
	3M Co.	44,651	6,795,882
	A.O. Smith Corp.	34,289	2,307,650
*	AAR Corp.	29,118	1,973,036
	ABM Industries, Inc.	50,796	2,710,475
	ACCO Brands Corp.	55,779	293,398
	Acme United Corp.	1,921	69,636
	Acuity Brands, Inc.	8,323	2,766,482
	Advanced Drainage Systems, Inc.	19,953	2,412,517
	AECOM	21,905	2,309,663
*	AerSale Corp.	5,481	37,106
	AGCO Corp.	40,256	4,203,934
*	Air Industries Group	317	1,382
	Air Lease Corp.	73,844	3,411,593
*	Air Transport Services Group, Inc.	4,574	101,634
	Alamo Group, Inc.	10,936	2,029,284
*	Alaska Air Group, Inc.	36,755	2,692,304
	Albany International Corp., Class A	23,641	1,909,011
	Alight, Inc., Class A	127,971	876,601
	Allegiant Travel Co.	12,056	1,234,896
	Allegion PLC	10,433	1,384,772
	Allient, Inc.	14,359	361,990
	Allison Transmission Holdings, Inc.	33,740	3,965,800
*	Alpha Pro Tech Ltd.	2,600	13,910
	Alta Equipment Group, Inc.	5,164	37,697
*	Amentum Holdings, Inc.	5,561	116,614
*	Ameresco, Inc., Class A	28,526	645,543
*	American Airlines Group, Inc.	33,763	571,270
*	American Woodmark Corp.	14,208	1,106,235
	AMETEK, Inc.	27,671	5,106,960
*	API Group Corp.	1,727	65,885
	Apogee Enterprises, Inc.	18,738	956,013
		Shares	Value†
INDUSTRIALS — (Continued)
	Applied Industrial Technologies, Inc.	10,001	$2,600,560
	ArcBest Corp.	22,906	2,190,043
	Arcosa, Inc.	39,813	4,033,057
	Armstrong World Industries, Inc.	21,332	3,221,345
	Astec Industries, Inc.	11,264	393,226
*	Astronics Corp. (ATRO US)	18,483	327,149
*	Astronics Corp. (ATROB US), Class B	13,363	259,643
*	Asure Software, Inc.	13,809	163,222
	Atkore, Inc.	36,079	2,938,274
	Atmus Filtration Technologies, Inc.	630	26,347
	Automatic Data Processing, Inc.	37,904	11,485,291
*	Avis Budget Group, Inc.	3,513	315,116
*	AZEK Co., Inc.	69,366	3,553,620
	AZZ, Inc.	23,996	2,058,617
	Barrett Business Services, Inc.	17,920	776,474
*	Beacon Roofing Supply, Inc.	38,940	4,608,160
*	Blue Bird Corp.	17,257	614,694
*	BlueLinx Holdings, Inc.	7,685	828,289
*	Boeing Co.	2,183	385,343
	Boise Cascade Co.	24,218	3,055,343
	Booz Allen Hamilton Holding Corp.	29,471	3,801,759
*	Bowman Consulting Group Ltd.	1,736	44,146
	Brady Corp., Class A	31,801	2,368,856
*	BrightView Holdings, Inc.	26,880	423,629
	Brink's Co.	18,815	1,756,004
	Broadridge Financial Solutions, Inc.	13,941	3,321,025
*	Builders FirstSource, Inc.	30,594	5,117,764
*	CACI International, Inc., Class A	6,056	2,339,191
*	Cadeler AS (CDLR US), ADR	23,521	491,824
	Cadre Holdings, Inc.	3,857	148,687
	Carlisle Cos., Inc.	10,105	3,935,493
	Carrier Global Corp.	38,711	2,530,925
*	Casella Waste Systems, Inc., Class A	5,066	544,798
	Caterpillar, Inc.	39,914	14,825,656
*	CBIZ, Inc.	38,037	3,263,955
*	CECO Environmental Corp.	500	14,160

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CH Robinson Worldwide, Inc.	13,017	$1,295,061
#*	Chart Industries, Inc.	17,900	3,787,461
	Chicago Rivet & Machine Co.	855	13,167
*	Cimpress PLC	6,783	450,934
	Cintas Corp.	17,224	3,454,618
	Civeo Corp.	2,250	52,965
#*	Clarivate PLC	255,672	1,385,742
*	Clean Harbors, Inc.	16,149	3,762,717
	CNH Industrial NV	377,017	4,855,979
	Columbus McKinnon Corp.	23,209	845,272
	Comfort Systems USA, Inc.	625	272,969
*	Commercial Vehicle Group, Inc.	30,006	62,713
	CompX International, Inc.	3,722	91,226
#	Concentrix Corp.	40,401	2,112,164
	Concrete Pumping Holdings, Inc.	22,380	189,335
*	Conduent, Inc.	163,683	648,185
*	Construction Partners, Inc., Class A	22,816	1,834,406
	Copa Holdings SA, Class A	14,555	1,356,817
*	Copart, Inc.	24,987	1,447,497
*	Core & Main, Inc., Class A	16,123	909,982
††	Costa Communications, Inc.	2,485	373
	Costamare, Inc.	93,741	1,093,020
	Covenant Logistics Group, Inc.	20,442	566,448
	CRA International, Inc.	4,897	898,991
	Crane Co.	12,265	2,088,975
	CSG Systems International, Inc.	27,518	1,617,783
	CSX Corp.	119,497	3,927,866
	Cummins, Inc.	16,881	6,013,856
	Curtiss-Wright Corp.	9,889	3,430,890
*	Custom Truck One Source, Inc.	17,338	88,250
	Deere & Co.	25,785	12,288,100
	Delta Air Lines, Inc.	149,987	10,089,625
	Deluxe Corp.	33,492	776,679
*	Distribution Solutions Group, Inc.	18,675	602,269
*	DLH Holdings Corp.	4,597	34,478
*	DNOW, Inc.	59,597	886,803
	Donaldson Co., Inc.	31,166	2,218,708
	Douglas Dynamics, Inc.	22,967	593,697
	Dover Corp.	16,701	3,401,660
*	Ducommun, Inc.	11,956	817,551
		Shares	Value†
INDUSTRIALS — (Continued)
	Dun & Bradstreet Holdings, Inc.	129,006	$1,586,774
*	DXP Enterprises, Inc.	11,286	1,143,159
*	Dycom Industries, Inc.	16,646	3,148,757
	Eastern Co.	5,309	143,449
	Eaton Corp. PLC	12,676	4,137,953
	EMCOR Group, Inc.	6,622	2,967,053
	Emerson Electric Co.	4,176	542,671
	Enerpac Tool Group Corp.	46,277	2,091,258
	EnerSys	35,677	3,463,166
	Ennis, Inc.	25,451	528,108
	Enpro, Inc.	14,970	2,779,929
*	Enviri Corp.	82,835	793,559
	Equifax, Inc.	17,535	4,818,267
	Esab Corp.	28,979	3,588,759
	ESCO Technologies, Inc.	597	79,246
	Espey Mfg. & Electronics Corp.	2,258	64,285
*	Everus Construction Group, Inc.	28,967	1,993,219
	EVI Industries, Inc.	3,830	66,412
*	ExlService Holdings, Inc.	7,019	352,775
	Expeditors International of Washington, Inc.	11,529	1,309,464
	Fastenal Co.	70,880	5,191,251
	Federal Signal Corp.	29,294	2,879,893
	FedEx Corp.	21,097	5,587,962
	Ferguson Enterprises, Inc.	39,433	7,142,105
*	First Advantage Corp.	24,310	458,973
	Flowserve Corp.	60,718	3,802,161
*	Fluor Corp.	379	18,272
*	Forrester Research, Inc.	4,217	64,309
	Fortive Corp.	40,474	3,291,750
	Fortune Brands Innovations, Inc.	25,464	1,825,005
*	Franklin Covey Co.	9,180	348,014
	Franklin Electric Co., Inc.	21,902	2,189,981
#	FTAI Aviation Ltd.	21,301	2,141,390
	FTAI Infrastructure, Inc.	10,630	74,623
*	FTI Consulting, Inc.	10,300	2,012,105
*	Gates Industrial Corp. PLC	88,589	1,832,906
	GATX Corp.	22,386	3,704,211
	Genco Shipping & Trading Ltd.	25,725	371,984
*	Gencor Industries, Inc.	10,519	161,887
*	Generac Holdings, Inc.	6,608	986,773
	General Dynamics Corp.	11,205	2,879,461

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Genpact Ltd.	66,360	$3,231,068
*	Gibraltar Industries, Inc.	24,545	1,506,327
	Global Industrial Co.	32,646	806,683
*	GMS, Inc.	36,715	3,096,543
	Gorman-Rupp Co.	18,860	723,847
	Graco, Inc.	19,366	1,630,036
*	Graham Corp.	289	13,126
	Granite Construction, Inc.	31,433	2,770,505
*	Great Lakes Dredge & Dock Corp.	66,820	734,352
	Greenbrier Cos., Inc.	29,597	1,961,097
	Griffon Corp.	31,309	2,372,283
*	GXO Logistics, Inc.	42,980	1,953,441
	H&E Equipment Services, Inc.	34,346	3,046,147
*	Hayward Holdings, Inc.	85,244	1,283,775
*	Healthcare Services Group, Inc.	18,480	204,943
	Heartland Express, Inc.	40,260	460,574
	Heidrick & Struggles International, Inc.	16,511	767,596
	Helios Technologies, Inc.	19,343	862,891
	Herc Holdings, Inc.	19,618	4,001,287
#*	Hertz Global Holdings, Inc.	25,476	105,216
	Hexcel Corp.	36,315	2,367,738
	Hillenbrand, Inc.	40,968	1,392,502
*	Hillman Solutions Corp.	15,462	154,620
	HNI Corp.	34,375	1,713,594
	Honeywell International, Inc.	52,928	11,841,052
	Howmet Aerospace, Inc.	6,208	785,809
	Hub Group, Inc., Class A	57,372	2,559,365
	Hubbell, Inc.	7,919	3,349,816
*	Hudson Global, Inc.	4,041	51,967
*	Hudson Technologies, Inc.	31,276	181,401
	Huntington Ingalls Industries, Inc.	12,504	2,466,539
	Hurco Cos., Inc.	3,620	77,794
*	Huron Consulting Group, Inc.	14,619	1,853,397
	Hyster-Yale, Inc.	14,525	775,926
*	IBEX Holdings Ltd.	3,250	71,533
	IDEX Corp.	6,614	1,483,586
*	IES Holdings, Inc.	16,084	3,559,068
	Illinois Tool Works, Inc.	27,470	7,119,125
	Ingersoll Rand, Inc.	296	27,765
		Shares	Value†
INDUSTRIALS — (Continued)
*	Innovative Solutions & Support, Inc.	14,202	$165,737
	Insperity, Inc.	11,619	871,541
	Insteel Industries, Inc.	15,736	451,466
	Interface, Inc.	49,786	1,232,701
	ITT, Inc.	21,977	3,318,967
	Jacobs Solutions, Inc.	5,561	779,263
*	Janus International Group, Inc.	17,863	148,084
	JB Hunt Transport Services, Inc.	17,722	3,034,361
	JBT Marel Corp.	18,325	2,437,225
*	JELD-WEN Holding, Inc.	41,765	372,544
*	JetBlue Airways Corp.	204,532	1,345,821
	Johnson Controls International PLC	9,725	758,550
	Kadant, Inc.	5,840	2,177,736
	Karat Packaging, Inc.	5,494	169,820
	KBR, Inc.	51,889	2,823,799
	Kelly Services, Inc., Class A	36,182	509,443
	Kennametal, Inc.	73,358	1,756,924
	Kforce, Inc.	16,899	941,781
*	Kirby Corp.	32,848	3,585,359
	Knight-Swift Transportation Holdings, Inc.	43,656	2,492,321
	Korn Ferry	41,729	2,951,492
*	Kratos Defense & Security Solutions, Inc.	3,370	112,457
*	L.B. Foster Co., Class A	4,677	130,161
	L3Harris Technologies, Inc.	30,729	6,514,855
	Landstar System, Inc.	10,347	1,703,737
	Leidos Holdings, Inc.	18,079	2,567,760
	Lennox International, Inc.	2,709	1,604,866
	Lincoln Electric Holdings, Inc.	6,174	1,227,268
	Lindsay Corp.	7,806	1,047,487
*	Liquidity Services, Inc.	21,955	760,741
	Lockheed Martin Corp.	17,533	8,116,902
	LSI Industries, Inc.	22,255	468,913
	Luxfer Holdings PLC	18,526	262,143
*	Manitowoc Co., Inc.	45,738	456,923
	ManpowerGroup, Inc.	28,090	1,691,580
	Marten Transport Ltd.	80,831	1,244,797
	Masco Corp.	647	51,294
*	MasTec, Inc.	20,647	2,995,673
*	Mastech Digital, Inc.	1,982	27,689
*	Masterbrand, Inc.	55,633	963,564
*	Matrix Service Co.	23,483	318,429
	Matson, Inc.	20,896	2,964,098
	Matthews International Corp., Class A	14,802	414,308

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Maximus, Inc.	25,230	$1,899,567
*	Mayville Engineering Co., Inc.	7,256	115,008
	McGrath RentCorp	257	31,526
*	Mercury Systems, Inc.	28,050	1,169,405
*	Middleby Corp.	13,555	2,319,803
	Miller Industries, Inc.	10,796	712,212
	MillerKnoll, Inc.	34,312	769,961
*	Mistras Group, Inc.	26,406	261,948
*	Montrose Environmental Group, Inc.	9,000	187,380
	Moog, Inc., Class A	13,800	2,506,908
*	MRC Global, Inc.	64,037	940,063
	MSA Safety, Inc.	8,487	1,398,064
	MSC Industrial Direct Co., Inc., Class A	24,221	1,947,611
	Mueller Industries, Inc.	29,638	2,333,993
	Mueller Water Products, Inc., Class A	112,359	2,584,257
*	MYR Group, Inc.	11,593	1,641,221
	National Presto Industries, Inc.	4,560	438,535
*	NEXTracker, Inc., Class A	26,197	1,320,853
	NL Industries, Inc.	17,836	137,337
*	NN, Inc.	14,160	43,046
	Nordson Corp.	4,924	1,084,363
	Norfolk Southern Corp.	22,361	5,708,763
	Northrop Grumman Corp.	6,575	3,203,800
*	Northwest Pipe Co.	8,323	402,500
*	NV5 Global, Inc.	38,160	718,934
	nVent Electric PLC	44,444	2,892,860
	Old Dominion Freight Line, Inc.	29,932	5,555,679
	Omega Flex, Inc.	5,545	218,251
*	OPENLANE, Inc.	87,637	1,779,907
*	Orion Group Holdings, Inc.	10,969	86,436
	Oshkosh Corp.	40,939	4,765,300
	Otis Worldwide Corp.	4,623	441,127
	Owens Corning	24,838	4,583,853
	PACCAR, Inc.	55,850	6,192,648
*	PAMT Corp.	21,988	352,028
	Pangaea Logistics Solutions Ltd.	36,161	189,845
	Park Aerospace Corp.	13,943	202,034
	Parker-Hannifin Corp.	7,379	5,217,322
	Park-Ohio Holdings Corp.	13,746	342,000
*	Parsons Corp.	333	26,397
	Paychex, Inc.	38,988	5,757,358
	Paycom Software, Inc.	2,951	612,510
*	Paycor HCM, Inc.	5,748	127,203
		Shares	Value†
INDUSTRIALS — (Continued)
*	Paylocity Holding Corp.	976	$200,588
	Pentair PLC	44,556	4,619,566
*	Perma-Fix Environmental Services, Inc.	215	2,199
*	Perma-Pipe International Holdings, Inc.	5,730	87,039
#	Powell Industries, Inc.	8,218	1,970,512
	Preformed Line Products Co.	3,962	596,043
	Primoris Services Corp.	38,624	2,965,164
*	Proto Labs, Inc.	13,290	554,592
*	Pursuit Attractions & Hospitality, Inc.	13,030	514,685
	Quad/Graphics, Inc.	36,794	247,256
	Quanex Building Products Corp.	11,883	249,543
*	Quest Resource Holding Corp.	10,130	59,261
*	Radiant Logistics, Inc.	39,808	279,452
*	RBC Bearings, Inc.	65	22,669
*	RCM Technologies, Inc.	3,727	72,788
	Regal Rexnord Corp.	17,859	2,834,759
	Republic Services, Inc.	15,538	3,369,726
*	Resideo Technologies, Inc.	136,536	3,074,791
	Resources Connection, Inc.	17,688	148,579
	REV Group, Inc.	1,555	53,959
	Robert Half, Inc.	28,346	1,836,537
	Rockwell Automation, Inc.	14,639	4,075,937
	Rollins, Inc.	24,767	1,225,967
	RTX Corp.	76,700	9,890,465
	Rush Enterprises, Inc. (RUSHA US), Class A	39,856	2,421,252
	Rush Enterprises, Inc. (RUSHB US), Class B	14,025	803,913
*	RXO, Inc.	4,900	125,685
	Ryder System, Inc.	29,143	4,645,686
*	Saia, Inc.	3,376	1,620,851
	Schneider National, Inc., Class B	67,640	2,012,290
	Science Applications International Corp.	24,973	2,704,076
	Sensata Technologies Holding PLC	52,970	1,438,665
*	Servotronics, Inc.	1,499	16,714
	Shyft Group, Inc.	29,377	352,818
*	SIFCO Industries, Inc.	4,888	18,984

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Simpson Manufacturing Co., Inc.	20,213	$3,395,784
*	SiteOne Landscape Supply, Inc.	10,251	1,458,717
*	SkyWest, Inc.	25,430	3,074,996
	Snap-on, Inc.	7,030	2,496,704
#	Southwest Airlines Co.	173,511	5,328,523
*	SPX Technologies, Inc.	22,273	3,307,986
	SS&C Technologies Holdings, Inc.	71,637	5,799,015
	Standex International Corp.	9,005	1,645,214
	Stanley Black & Decker, Inc.	31,978	2,816,302
	Steelcase, Inc., Class A	88,678	1,018,023
*	Sterling Infrastructure, Inc.	13,663	1,945,884
*	Stratasys Ltd.	18,454	171,807
*	Sun Country Airlines Holdings, Inc.	13,366	226,687
#*	Sunrun, Inc.	119,935	1,085,412
*	TaskUS, Inc., Class A	16,400	269,780
*	Taylor Devices, Inc.	1,412	47,161
	Tecnoglass, Inc.	25,633	1,948,108
	Tennant Co.	14,463	1,236,876
	Terex Corp.	58,736	2,824,614
	Textron, Inc.	38,596	2,952,980
*	Thermon Group Holdings, Inc.	27,250	754,280
	Timken Co.	44,118	3,541,352
*	Titan International, Inc.	61,808	545,765
*	Titan Machinery, Inc.	15,793	295,645
	Toro Co.	19,647	1,636,006
	Trane Technologies PLC	10,703	3,882,513
*	Transcat, Inc.	103	7,933
	TransDigm Group, Inc.	112	151,574
	TransUnion	17,540	1,740,845
*	Trex Co., Inc.	16,675	1,214,440
	TriNet Group, Inc.	8,723	814,641
	Trinity Industries, Inc.	70,160	2,654,153
*	Triumph Group, Inc.	1,104	20,689
*	TrueBlue, Inc.	18,191	148,257
	TTEC Holdings, Inc.	7,321	27,673
*	Tutor Perini Corp.	46,322	1,115,897
	Twin Disc, Inc.	12,774	144,218
	UFP Industries, Inc.	19,201	2,220,596
*	U-Haul Holding Co. (UHAL US)	8,150	593,891
	U-Haul Holding Co. (UHAL/B US)	67,037	4,339,975
*	Ultralife Corp.	13,766	104,346
	UniFirst Corp.	12,159	2,605,917
	Union Pacific Corp.	48,637	12,051,762
		Shares	Value†
INDUSTRIALS — (Continued)
*	United Airlines Holdings, Inc.	103,979	$11,005,137
	United Parcel Service, Inc., Class B	62,307	7,117,329
	United Rentals, Inc.	16,649	12,620,941
	Universal Logistics Holdings, Inc.	23,600	1,043,592
*	V2X, Inc.	17,366	905,290
	Valmont Industries, Inc.	10,285	3,412,152
	Veralto Corp.	10,383	1,073,498
	Verisk Analytics, Inc.	13,647	3,922,694
*	Verra Mobility Corp.	71,811	1,895,092
	Vertiv Holdings Co., Class A	45,282	5,298,900
	Vestis Corp.	59,067	825,757
*	Vicor Corp.	1,000	51,140
	Virco Mfg. Corp.	17,465	190,369
*	VirTra, Inc.	2,086	13,288
	VSE Corp.	459	46,979
	Wabash National Corp.	40,667	634,405
	Waste Management, Inc.	29,881	6,581,589
»	Watsco, Inc. (WSO/B US), Class B	1,205	583,521
	Watts Water Technologies, Inc., Class A	13,126	2,714,194
	Werner Enterprises, Inc.	58,334	2,105,857
	WESCO International, Inc.	14,714	2,722,090
	Westinghouse Air Brake Technologies Corp.	17,155	3,566,868
*	Willdan Group, Inc.	182	6,433
	Willis Lease Finance Corp.	6,948	1,347,356
*	WillScot Holdings Corp.	68,847	2,551,470
	Woodward, Inc.	16,018	2,967,334
	WW Grainger, Inc.	6,116	6,499,290
*	XPO, Inc.	23,874	3,191,238
	Xylem, Inc.	358	44,406
	Zurn Elkay Water Solutions Corp.	14,032	553,422
TOTAL INDUSTRIALS			742,881,682
INFORMATION TECHNOLOGY — (18.1%)
	A10 Networks, Inc.	53,068	1,040,663
	Accenture PLC, Class A	25,525	9,825,849
*	ACI Worldwide, Inc.	50,283	2,692,655
	Adeia, Inc.	66,896	859,614
*	Adobe, Inc.	24,096	10,540,795

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Advanced Energy Industries, Inc.	859	$98,854
*	Advanced Micro Devices, Inc.	3,150	365,242
*	Airgain, Inc.	5,308	36,466
*	Akamai Technologies, Inc.	17,530	1,751,247
*	Alarm.com Holdings, Inc.	4,195	254,511
*	Alithya Group, Inc., Class A	9,189	10,751
*	Alpha & Omega Semiconductor Ltd.	23,485	902,294
*	Ambarella, Inc.	892	68,434
	Amdocs Ltd.	29,378	2,590,846
	Amkor Technology, Inc.	155,181	3,819,004
	Amphenol Corp., Class A	39,510	2,796,518
*	Amtech Systems, Inc.	7,816	39,471
	Apple, Inc.	866,768	204,557,064
	Applied Materials, Inc.	33,891	6,112,242
*	AppLovin Corp., Class A	47,377	17,510,065
*	Arrow Electronics, Inc.	33,090	3,856,639
*	ASGN, Inc.	29,991	2,645,506
*	Aspen Technology, Inc.	14,470	3,813,568
*	AstroNova, Inc.	7,311	84,808
*	Autodesk, Inc.	8,126	2,529,949
*	Aviat Networks, Inc.	10,266	195,567
	Avnet, Inc.	46,889	2,422,286
*	Axcelis Technologies, Inc.	17,674	1,201,832
	Bel Fuse, Inc. (BELFA US), Class A	2,276	188,020
	Bel Fuse, Inc. (BELFB US), Class B	10,532	854,145
	Belden, Inc.	20,613	2,400,796
	Benchmark Electronics, Inc.	29,121	1,242,302
*	Bill Holdings, Inc.	5,436	526,042
*	BK Technologies Corp.	1,538	51,461
*	Blackbaud, Inc.	2,597	200,359
*	Box, Inc., Class A	25,834	862,597
	CDW Corp.	10,144	2,020,076
*	Cerence, Inc.	27,026	336,744
*	CEVA, Inc.	1,024	32,983
*	Ciena Corp.	2,634	229,527
*	Cirrus Logic, Inc.	25,475	2,558,709
	Cisco Systems, Inc.	244,592	14,822,275
*	Clearfield, Inc.	6,868	250,613
	Climb Global Solutions, Inc.	150	19,009
*	Coda Octopus Group, Inc.	4,669	37,585
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cognizant Technology Solutions Corp., Class A	111,001	$9,169,793
*	Coherent Corp.	2,713	245,499
*	Cohu, Inc.	38,142	873,833
*	Consensus Cloud Solutions, Inc.	5,485	155,335
	Corning, Inc.	109,028	5,678,178
*	Corsair Gaming, Inc.	7,105	65,082
*	CPI Card Group, Inc.	706	20,312
	Crane NXT Co.	32,023	2,048,511
*	Crexendo, Inc.	3,718	21,453
*	CS Disco, Inc.	10,253	51,675
	CSP, Inc.	248	4,955
	CTS Corp.	956	48,842
*	CVD Equipment Corp.	5,741	20,381
*	Daily Journal Corp.	99	40,600
*	Daktronics, Inc.	41,316	677,996
*	Data I/O Corp.	1,500	4,605
*	Diebold Nixdorf, Inc.	10,483	453,809
*	Digi International, Inc.	29,595	924,844
*	Diodes, Inc.	37,482	2,210,688
	Dolby Laboratories, Inc., Class A	1,279	107,091
*	DoubleVerify Holdings, Inc.	1,278	26,340
*	Dropbox, Inc., Class A	20,775	667,916
*	DXC Technology Co.	133,696	2,903,877
*	E2open Parent Holdings, Inc.	64,577	169,838
*	Eastman Kodak Co.	4,122	30,462
	Entegris, Inc.	8,787	892,232
*	ePlus, Inc.	151	12,065
*	EverCommerce, Inc.	8,089	82,022
*	F5, Inc.	11,981	3,561,472
*	Fabrinet	252	54,485
*	Fair Isaac Corp.	775	1,452,009
*	FARO Technologies, Inc.	10,931	346,731
*	First Solar, Inc.	19,499	3,266,472
*	Flex Ltd.	104,569	4,355,299
*	Fortinet, Inc.	29,168	2,942,468
*	Franklin Wireless Corp.	6,922	34,056
	Frequency Electronics, Inc.	5,834	97,603
*	Gartner, Inc.	7,640	4,147,221
	Gen Digital, Inc.	78,040	2,100,056
*	Genasys, Inc.	1,974	6,021
*	GLOBALFOUNDRIES, Inc.	527	21,855
*	Globant SA	5,573	1,188,832
*	GoDaddy, Inc., Class A	15,433	3,281,827
*	Grid Dynamics Holdings, Inc.	1,783	40,278
	Hackett Group, Inc.	17,982	555,284
*	Harmonic, Inc.	1,388	15,657

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	HashiCorp, Inc., Class A	42,325	$1,447,515
	Hewlett Packard Enterprise Co.	291,830	6,183,878
	HP, Inc.	10,773	350,122
*	Ichor Holdings Ltd.	25,601	703,003
	Immersion Corp.	5,938	49,701
*	Infinera Corp.	73,633	487,450
*	Informatica, Inc., Class A	2,410	61,889
	Information Services Group, Inc.	7,246	22,173
*	Insight Enterprises, Inc.	14,714	2,541,843
	Intel Corp.	150,024	2,914,966
	InterDigital, Inc.	15,946	2,917,799
	International Business Machines Corp.	75,589	19,328,107
*	inTEST Corp.	11,005	100,696
*	Intevac, Inc.	6,007	21,145
	Intuit, Inc.	2,073	1,246,930
*	IPG Photonics Corp.	5,509	403,975
*	Itron, Inc.	1,490	159,966
	Jabil, Inc.	41,095	6,674,239
*	Jamf Holding Corp.	20,151	304,482
*	JFrog Ltd.	9,373	325,805
	Juniper Networks, Inc.	151,640	5,286,170
*	Key Tronic Corp.	10,062	36,726
*	Keysight Technologies, Inc.	20,470	3,650,824
*	Kimball Electronics, Inc.	19,966	362,982
	KLA Corp.	10,803	7,975,207
*	Knowles Corp.	86,575	1,638,865
	Kulicke & Soffa Industries, Inc.	8,517	377,729
*	KVH Industries, Inc.	9,686	59,181
*	Kyndryl Holdings, Inc.	90,671	3,441,871
	Lam Research Corp.	64,767	5,249,365
*	Lantronix, Inc.	8,601	33,802
*	LGL Group, Inc.	2,275	15,015
	Littelfuse, Inc.	1,076	256,475
*	LiveRamp Holdings, Inc.	52,914	1,799,076
	Logility Supply Chain Solutions, Inc.	4,402	62,156
*	Magnachip Semiconductor Corp.	4,530	18,347
*	Manhattan Associates, Inc.	8,323	1,736,095
*	MaxLinear, Inc.	14,334	256,005
*	Meridianlink, Inc.	1,585	30,511
	Methode Electronics, Inc.	23,049	260,915
	Microchip Technology, Inc.	47,515	2,580,064
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Micron Technology, Inc.	9,345	$852,638
	Microsoft Corp.	393,546	163,345,203
*	Mirion Technologies, Inc.	27,184	430,595
*	Mitek Systems, Inc.	20,935	213,537
	Motorola Solutions, Inc.	5,843	2,741,828
*	M-Tron Industries, Inc.	92	5,419
*	N-able, Inc.	620	6,008
	Napco Security Technologies, Inc.	382	14,019
#*	Navitas Semiconductor Corp.	32,479	98,411
*	nCino, Inc.	2,574	87,542
#*	NCR Voyix Corp.	46,678	573,673
	NetApp, Inc.	42,477	5,186,442
*	NETGEAR, Inc.	23,274	643,526
*	NetScout Systems, Inc.	24,170	576,213
*	nLight, Inc.	26,940	300,920
*	Nortech Systems, Inc.	1,040	10,598
*	Nutanix, Inc., Class A	1,890	129,966
	NVE Corp.	2,847	204,016
	NVIDIA Corp.	1,431,033	171,824,132
	NXP Semiconductors NV	65,018	13,559,504
*	Okta, Inc.	26,744	2,519,820
*	Olo, Inc., Class A	44,390	327,598
*	ON Semiconductor Corp.	77,943	4,079,537
*	ON24, Inc.	1,900	13,091
	OneSpan, Inc.	1,052	20,240
*	Optical Cable Corp.	6,626	32,666
	Oracle Corp.	96,455	16,403,137
*	OSI Systems, Inc.	11,674	2,293,241
*	PAR Technology Corp.	803	58,290
	PC Connection, Inc.	25,775	1,913,020
*	PDF Solutions, Inc.	980	27,303
	Pegasystems, Inc.	1,337	144,784
*	Penguin Solutions, Inc.	31,666	642,186
*	Photronics, Inc.	59,793	1,374,641
*	Plexus Corp.	542	76,807
	Power Integrations, Inc.	321	20,005
*	Powerfleet, Inc. NJ	15,785	93,289
	Progress Software Corp.	29,413	1,686,247
*	Qorvo, Inc.	12,461	1,034,014
	QUALCOMM, Inc.	67,178	11,617,092
*	Qualys, Inc.	4,239	590,959
*	Rambus, Inc.	23,209	1,430,139
*	RF Industries Ltd.	7,730	40,428
*	Ribbon Communications, Inc.	45,062	184,754

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Richardson Electronics Ltd.	10,614	$140,105
*	Rogers Corp.	15,355	1,428,783
	Salesforce, Inc.	35,610	12,167,937
*	Sanmina Corp.	42,870	3,589,505
	Sapiens International Corp. NV	22,840	624,902
*	ScanSource, Inc.	19,268	806,366
	Seagate Technology Holdings PLC	1,196	115,247
*	SentinelOne, Inc., Class A	6,443	154,310
*	Silicon Laboratories, Inc.	177	23,999
	Skyworks Solutions, Inc.	29,222	2,593,745
#*	SolarEdge Technologies, Inc.	2,609	34,178
	SolarWinds Corp.	89,106	1,325,897
*	Synaptics, Inc.	18,436	1,565,216
	Taitron Components, Inc., Class A	855	2,232
	TD SYNNEX Corp.	22,059	3,143,628
	TE Connectivity PLC	21,510	3,182,835
*	Teledyne Technologies, Inc.	5,165	2,641,019
*	Telos Corp.	13,674	42,526
*	Teradata Corp.	40,361	1,287,920
	Teradyne, Inc.	30,630	3,546,648
	Texas Instruments, Inc.	26,731	4,934,810
*	TransAct Technologies, Inc.	8,099	36,284
*	Trimble, Inc.	4,274	320,379
*	TTM Technologies, Inc.	82,491	2,028,454
*	Turtle Beach Corp.	602	10,686
*	Twilio, Inc., Class A	37,884	5,553,037
*	Ultra Clean Holdings, Inc.	36,452	1,343,985
*	Unisys Corp.	19,701	131,209
	Universal Display Corp.	420	62,966
*	Veeco Instruments, Inc.	39,194	994,744
*	Verint Systems, Inc.	46,840	1,188,799
*	VeriSign, Inc.	400	86,000
*	Viavi Solutions, Inc.	7,130	85,845
	Vishay Intertechnology, Inc.	100,103	1,694,744
*	Vishay Precision Group, Inc.	9,882	230,251
	Vontier Corp.	59,654	2,299,662
*	Western Digital Corp.	39,879	2,597,319
*	WidePoint Corp.	1,177	4,473
#*	Wolfspeed, Inc.	35,749	219,141
	Xerox Holdings Corp.	125,567	1,072,342
*	Xperi, Inc.	6,185	55,789
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zoom Communications, Inc.	36,812	$3,200,435
TOTAL INFORMATION TECHNOLOGY			919,700,738
MATERIALS — (5.0%)
	AdvanSix, Inc.	18,468	577,679
	Air Products & Chemicals, Inc.	8,130	2,725,664
	Albemarle Corp.	10,037	845,015
	Alcoa Corp.	73,385	2,591,958
*	Alpha Metallurgical Resources, Inc.	9,310	1,705,313
#	Amcor PLC	162,279	1,577,352
	American Vanguard Corp.	19,416	119,991
	AptarGroup, Inc.	17,944	2,819,900
*	Arcadium Lithium PLC	212,312	1,218,671
*	Arq, Inc.	3,973	24,792
*	Ascent Industries Co.	9,589	108,260
	Ashland, Inc.	36,047	2,288,624
*	Aspen Aerogels, Inc.	19,336	226,038
*	ATI, Inc.	39,295	2,243,352
	Avery Dennison Corp.	13,122	2,437,149
	Avient Corp.	51,804	2,222,392
*	Axalta Coating Systems Ltd.	68,159	2,449,634
	Balchem Corp.	89	14,236
	Ball Corp.	63,423	3,532,661
	Berry Global Group, Inc.	62,448	4,241,468
	Cabot Corp.	31,034	2,683,510
	Caledonia Mining Corp. PLC	1,210	11,362
	Carpenter Technology Corp.	40,717	7,860,824
	Celanese Corp.	17,857	1,268,561
*	Century Aluminum Co.	2,097	38,333
	CF Industries Holdings, Inc.	47,029	4,336,544
	Chemours Co.	30,355	576,441
*	Clearwater Paper Corp.	12,278	394,738
*	Cleveland-Cliffs, Inc.	114,992	1,177,518
*	Coeur Mining, Inc.	4,491	29,641
	Commercial Metals Co.	66,301	3,214,936
*	Core Molding Technologies, Inc.	8,981	132,649
	Corteva, Inc.	79,853	5,212,005
	CRH PLC (CRHCF US)	26,600	2,634,198
	Crown Holdings, Inc.	21,143	1,857,624
*	Dakota Gold Corp.	11,415	25,341
	Dow, Inc.	114,781	4,482,198

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	DuPont de Nemours, Inc.	41,007	$3,149,338
	Eagle Materials, Inc.	10,614	2,725,038
	Eastman Chemical Co.	77,858	7,758,550
	Ecolab, Inc.	9,334	2,335,273
*	Ecovyst, Inc.	53,511	415,245
	Element Solutions, Inc.	106,247	2,742,235
	Ferroglobe PLC	54,592	212,363
	First Majestic Silver Corp. (AG US)	28,639	163,242
	FMC Corp.	14,998	836,588
	Fortitude Gold Corp.	17,074	89,468
	Freeport-McMoRan, Inc.	267,343	9,584,247
	Friedman Industries, Inc.	9,833	149,167
	Graphic Packaging Holding Co.	122,968	3,373,012
	Greif, Inc. (GEF US), Class A	30,282	1,853,864
	Greif, Inc. (GEF/B US), Class B	10,075	638,453
	Hawkins, Inc.	17,156	1,834,148
	HB Fuller Co.	44,273	2,794,955
	Hecla Mining Co.	520,329	2,955,469
	Huntsman Corp.	140,170	2,359,061
*	Ingevity Corp.	13,051	591,863
	Innospec, Inc.	18,589	2,107,063
	International Flavors & Fragrances, Inc.	46,439	4,044,373
#	International Paper Co.	275,500	15,326,065
*	Intrepid Potash, Inc.	8,190	215,315
	Kaiser Aluminum Corp.	15,381	1,076,670
*	Knife River Corp.	27,140	2,811,161
	Koppers Holdings, Inc.	19,886	591,807
	Kronos Worldwide, Inc.	44,540	427,139
	Linde PLC	28,454	12,693,899
	Louisiana-Pacific Corp.	38,418	4,493,753
*	LSB Industries, Inc.	8,343	70,415
	LyondellBasell Industries NV, Class A	74,903	5,670,157
*	Magnera Corp.	9,771	182,327
	Martin Marietta Materials, Inc.	6,388	3,475,839
	Materion Corp.	19,585	1,978,085
	Mativ Holdings, Inc.	36,512	348,690
	Mercer International, Inc.	42,634	286,927
*	Metallus, Inc.	34,377	513,592
	Minerals Technologies, Inc.	25,797	1,978,372
		Shares	Value†
MATERIALS — (Continued)
	Mosaic Co.	56,128	$1,565,410
	Myers Industries, Inc.	26,133	314,641
	NewMarket Corp.	3,889	1,936,800
	Newmont Corp.	163,021	6,964,257
*	Nexa Resources SA	4,756	29,677
	Northern Technologies International Corp.	7,510	88,918
	Nucor Corp.	52,766	6,776,737
*	O-I Glass, Inc.	25,700	306,858
	Olin Corp.	79,365	2,324,601
	Olympic Steel, Inc.	9,341	321,984
	Orion SA	30,485	425,266
	Packaging Corp. of America	17,420	3,704,537
*	Perimeter Solutions, Inc.	69,028	862,850
	PPG Industries, Inc.	43,039	4,965,840
	Quaker Chemical Corp.	4,811	679,217
	Radius Recycling, Inc.	17,455	209,635
	Ramaco Resources, Inc. (METC US), Class A	14,569	137,968
	Ramaco Resources, Inc. (METCB US), Class B	2,632	23,188
*	Ranpak Holdings Corp.	24,217	177,268
*	Rayonier Advanced Materials, Inc.	53,324	426,592
	Reliance, Inc.	16,216	4,694,532
††	Resolute Forest Products, Inc.	66,341	17,667
	Royal Gold, Inc.	2,833	396,110
	RPM International, Inc.	14,838	1,878,491
	Ryerson Holding Corp.	23,479	524,990
	Sealed Air Corp.	42,057	1,464,845
	Sensient Technologies Corp.	8,320	628,243
	Sherwin-Williams Co.	16,234	5,814,369
	Silgan Holdings, Inc.	48,379	2,661,813
	Smurfit WestRock PLC	91,261	4,845,047
	Sonoco Products Co.	56,204	2,677,559
	Southern Copper Corp.	2,838	260,018
	Steel Dynamics, Inc.	45,616	5,847,971
	Stepan Co.	18,198	1,153,571
	SunCoke Energy, Inc.	60,147	564,780
	Sylvamo Corp.	21,415	1,715,342
*	Tredegar Corp.	3,100	24,335
	TriMas Corp.	32,821	797,550
	Tronox Holdings PLC	93,212	957,287
*	U.S. Gold Corp.	320	2,365
	U.S. Lime & Minerals, Inc.	16,311	1,803,670
	Vulcan Materials Co.	15,682	4,299,220

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Warrior Met Coal, Inc.	42,685	$2,252,487
	Westlake Corp.	15,137	1,729,705
	Worthington Steel, Inc.	36,170	1,050,739
TOTAL MATERIALS			255,064,750
REAL ESTATE — (0.3%)
*	AMREP Corp.	1,288	39,104
*	Anywhere Real Estate, Inc.	52,791	190,575
*	CBRE Group, Inc., Class A	37,401	5,413,421
*	CKX Lands, Inc.	465	5,250
*	Comstock Holding Cos., Inc.	2,434	20,227
*	Cushman & Wakefield PLC	88,096	1,214,844
*	Forestar Group, Inc.	16,251	387,749
*	FRP Holdings, Inc.	15,968	487,663
*	Howard Hughes Holdings, Inc.	36,241	2,767,725
*	Jones Lang LaSalle, Inc.	12,794	3,618,143
*»	JW Mays, Inc.	300	12,453
	Kennedy-Wilson Holdings, Inc.	18,571	168,068
	Marcus & Millichap, Inc.	31,407	1,198,491
*»	Millrose Properties, Inc., Class A	29,646	275,712
	Newmark Group, Inc., Class A	5,341	75,468
*	Rafael Holdings, Inc., Class B	20,549	42,331
*	RE/MAX Holdings, Inc., Class A	16,120	160,878
*	Seaport Entertainment Group, Inc.	9,129	242,923
	St. Joe Co.	660	31,746
*	Stratus Properties, Inc.	5,422	104,590
*	Tejon Ranch Co.	15,607	253,145
*	Zillow Group, Inc. (Z US), Class C	2,877	236,547
TOTAL REAL ESTATE			16,947,053
UTILITIES — (1.1%)
	AES Corp.	54,711	601,821
	ALLETE, Inc.	9,015	591,564
	Alliant Energy Corp.	106	6,241
*	Altus Power, Inc.	21,595	87,028
	American States Water Co.	10,192	759,304
	Artesian Resources Corp., Class A	2,539	78,709
	Avista Corp.	22,064	807,984
	Black Hills Corp.	12,973	761,904
		Shares	Value†
UTILITIES — (Continued)
#	Brookfield Renewable Corp.	18,351	$489,788
	California Water Service Group	16,250	735,963
	CenterPoint Energy, Inc.	6,565	213,822
	Chesapeake Utilities Corp.	6,157	752,693
	Clearway Energy, Inc. (CWEN US), Class C	14,450	374,689
	Clearway Energy, Inc. (CWENA US), Class A	3,852	94,490
	Consolidated Water Co. Ltd.	4,429	115,951
	Dominion Energy, Inc.	14,600	811,614
	Edison International	2,298	124,092
	Essential Utilities, Inc.	18,470	655,316
	Evergy, Inc.	20,651	1,325,175
	Exelon Corp.	2,450	98,000
	Genie Energy Ltd., Class B	19,918	285,425
	Global Water Resources, Inc.	1,359	15,629
	IDACORP, Inc.	8,146	895,571
	MDU Resources Group, Inc.	115,868	2,064,768
	MGE Energy, Inc.	9,764	877,295
	Middlesex Water Co.	5,066	256,542
	National Fuel Gas Co.	9,136	639,794
	New Jersey Resources Corp.	53,388	2,559,955
	NextEra Energy, Inc.	4,600	329,176
	NiSource, Inc.	31,603	1,178,792
	Northwest Natural Holding Co.	2,200	87,824
	Northwestern Energy Group, Inc.	12,148	654,899
	NRG Energy, Inc.	54,744	5,607,975
	OGE Energy Corp.	16,299	688,307
	ONE Gas, Inc.	7,311	516,449
	Ormat Technologies, Inc.	32,616	2,092,316
	Otter Tail Corp.	11,279	868,934
	PG&E Corp.	144,723	2,264,915
	Pinnacle West Capital Corp.	7,400	643,504
	Portland General Electric Co.	15,008	617,429
	Public Service Enterprise Group, Inc.	4,719	394,225
*	Pure Cycle Corp.	2,900	34,075
	RGC Resources, Inc.	1,634	34,755
	Sempra	33,601	2,786,531
	SJW Group	9,295	466,888

U.S. Vector Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Southern Co.	495	$41,555
Southwest Gas Holdings, Inc.	7,654	571,601
Spire, Inc.	7,217	512,118
TXNM Energy, Inc.	20,489	990,643
UGI Corp.	26,511	814,683
Unitil Corp.	4,596	246,208
Vistra Corp.	84,904	14,266,419
WEC Energy Group, Inc.	1,100	109,186
Xcel Energy, Inc.	1,451	97,507
York Water Co.	3,876	119,885
TOTAL UTILITIES		54,117,926
TOTAL COMMON STOCKS Cost ($3,026,835,130)		4,906,410,406

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	42,088,533	$42,088,533
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	11,142,841	128,900,384
TOTAL INVESTMENTS — (100.0%)
(Cost $3,197,814,010)^^			$5,077,399,323
As of January 31, 2025, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	132	03/21/25	$40,217,135	$40,043,850	$(173,285)
Total Futures Contracts			$40,217,135	$40,043,850	$(173,285)
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$362,634,036	—	—	$362,634,036
Consumer Discretionary	557,067,019	$108,529	—	557,175,548
Consumer Staples	291,366,657	91,598	—	291,458,255
Energy	320,422,763	—	—	320,422,763
Financials	970,584,813	22,616	—	970,607,429
Health Care	415,026,381	—	$373,845	415,400,226
Industrials	742,297,788	583,521	373	742,881,682
Information Technology	919,700,738	—	—	919,700,738
Materials	255,047,083	—	17,667	255,064,750
Real Estate	16,658,888	288,165	—	16,947,053
Utilities	54,117,926	—	—	54,117,926
Temporary Cash Investments	42,088,533	—	—	42,088,533
Securities Lending Collateral	—	128,900,384	—	128,900,384
Total Investments in Securities	$4,947,012,625	$129,994,813	$391,885˂˃	$5,077,399,323

U.S. Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(173,285)	—	—	$(173,285)
Total Financial Instruments	$(173,285)	—	—	$(173,285)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.9%)
COMMUNICATION SERVICES — (2.2%)
*	Advantage Solutions, Inc.	129,826	$342,741
#*	Altice USA, Inc., Class A	397,057	1,115,730
*	AMC Networks, Inc., Class A	135,012	1,300,166
*	Angi, Inc.	97,735	175,923
*	Anterix, Inc.	77,526	2,214,918
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	55,694	2,377,577
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	178,065	6,900,019
	ATN International, Inc.	62,836	977,100
*	Bandwidth, Inc., Class A	82,485	1,465,758
*	Boston Omaha Corp., Class A	109,785	1,596,274
*	Bumble, Inc., Class A	166,011	1,346,349
#	Cable One, Inc.	5,155	1,567,172
#*	Cardlytics, Inc.	106,031	324,455
*	Cargurus, Inc.	420,333	16,477,054
*	Cars.com, Inc.	386,462	6,925,399
#*	Cinemark Holdings, Inc.	571,476	16,361,358
	Cogent Communications Holdings, Inc.	32,800	2,471,152
*	Cumulus Media, Inc., Class A	65,718	58,489
*	DHI Group, Inc.	200,688	567,947
	Emerald Holding, Inc.	4,622	20,799
	Entravision Communications Corp., Class A	35,533	76,396
*	Eventbrite, Inc., Class A	8,914	28,257
*	EverQuote, Inc., Class A	66,634	1,346,007
*	EW Scripps Co., Class A	317,411	596,733
*	Frontier Communications Parent, Inc.	491,581	17,578,937
*	Gaia, Inc.	11,477	64,501
*	Gambling.com Group Ltd.	108,942	1,534,993
*	Gannett Co., Inc.	328,576	1,485,163
#*	Gogo, Inc.	213,440	1,801,434
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Gray Media, Inc.	213,825	$799,705
	Gray Media, Inc., Class A	3,603	26,752
*	Harte Hanks, Inc.	6,069	32,712
	IDT Corp., Class B	206,341	9,735,168
#*	IMAX Corp.	279,857	6,590,632
*	Integral Ad Science Holding Corp.	267,061	2,806,811
*	Intelligent Protection Management Corp.	3,698	6,508
	Iridium Communications, Inc.	446,937	12,849,439
	John Wiley & Sons, Inc. (WLY US), Class A	203,136	8,314,356
*	Lee Enterprises, Inc.	3,105	40,054
*	Liberty Broadband Corp. (LBRDA US), Class A	8,821	670,661
*	Liberty Broadband Corp. (LBRDK US), Class C	50,567	3,876,466
*	Liberty Global Ltd. (LBTYA US), Class A	413,359	4,757,762
#*	Liberty Global Ltd. (LBTYK US), Class C	439,080	5,150,408
*	Liberty Latin America Ltd. (LILA US), Class A	153,237	947,005
#*	Liberty Latin America Ltd. (LILAK US), Class C	751,190	4,604,795
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	414,957	2,912,998
*	Lumen Technologies, Inc.	830,662	4,103,470
*	Madison Square Garden Entertainment Corp.	139,155	5,056,893
*	Madison Square Garden Sports Corp.	61,103	13,434,717
*	Magnite, Inc.	596,763	10,264,324
	Marcus Corp.	104,379	2,100,105
	Match Group, Inc.	750,182	26,781,497
*	National CineMedia, Inc.	13,124	86,487

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	New York Times Co., Class A	506,403	$27,497,683
	Nexstar Media Group, Inc.	117,868	18,059,735
*	Nextdoor Holdings, Inc.	494,359	1,295,221
*	Outbrain, Inc.	11,971	71,946
#	Paramount Global (PARA US), Class B	393,255	4,278,614
#	Paramount Global (PARAA US), Class A	4,805	109,602
*»	Pegasus Cos., Inc.	34	1,020
	Playtika Holding Corp.	151,593	1,086,922
*	PubMatic, Inc., Class A	170,646	2,580,167
*	QuinStreet, Inc.	337,554	7,986,528
*»	Reading International, Inc. (RDIB US), Class B	2,710	16,721
*	Reservoir Media, Inc.	7,519	62,483
	Saga Communications, Inc., Class A	22,213	276,552
	Scholastic Corp.	121,945	2,366,952
	Shenandoah Telecommunications Co.	341,325	3,686,310
	Shutterstock, Inc.	146,622	4,328,281
#	Sinclair, Inc.	183,316	2,685,579
#*	Sphere Entertainment Co.	128,024	5,965,918
	Spok Holdings, Inc.	97,452	1,567,028
*	Stagwell, Inc.	320,117	1,997,530
#*	Sunrise Communications AG, ADR, Class A	158,634	7,888,869
*	TechTarget, Inc.	193,190	3,290,026
#	TEGNA, Inc.	837,336	15,256,262
	Telephone & Data Systems, Inc.	465,425	16,452,774
*	Thryv Holdings, Inc.	135,457	2,371,852
	Townsquare Media, Inc., Class A	22,749	202,011
*	Travelzoo	30,516	605,132
*	TripAdvisor, Inc.	515,810	9,057,624
*	TrueCar, Inc.	381,658	1,312,904
*	U.S. Cellular Corp.	83,744	5,259,123
*	Urban One, Inc. (UONE US)	38,196	51,565
*	Urban One, Inc. (UONEK US)	48,078	43,039
*	Vimeo, Inc.	700,122	4,697,819
#*	Vivid Seats, Inc., Class A	446,798	1,921,231
*	WideOpenWest, Inc.	5,163	22,046
*	Yelp, Inc.	305,702	12,209,738
*	Zedge, Inc., Class B	9,282	25,154
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	184,611	$9,948,687
*	ZipRecruiter, Inc., Class A	13,552	93,238
*	ZoomInfo Technologies, Inc.	605,596	6,231,583
TOTAL COMMUNICATION SERVICES			397,909,995
CONSUMER DISCRETIONARY — (13.2%)
#*	1-800-Flowers.com, Inc., Class A	292,084	2,345,435
*	1stdibs.com, Inc.	13,958	54,297
*	Abercrombie & Fitch Co., Class A	307,692	36,732,271
#	Academy Sports & Outdoors, Inc.	396,265	20,728,622
*	Accel Entertainment, Inc.	121,562	1,370,004
#	Acushnet Holdings Corp.	294,682	19,248,628
*	Adient PLC	335,579	5,849,142
	ADT, Inc.	1,763,794	13,545,938
*	Adtalem Global Education, Inc.	261,543	28,019,102
#	Advance Auto Parts, Inc.	165,046	8,004,731
	A-Mark Precious Metals, Inc.	140,789	3,966,026
	AMCON Distributing Co.	3,090	393,975
*	American Axle & Manufacturing Holdings, Inc.	943,809	4,936,121
	American Eagle Outfitters, Inc.	1,189,408	19,197,045
*	American Outdoor Brands, Inc.	101,597	1,745,436
*	American Public Education, Inc.	51,369	1,138,851
*	America's Car-Mart, Inc.	42,470	2,067,864
#*	AMMO, Inc.	31,899	55,823
	Aramark	486,392	18,925,513
#	Arhaus, Inc.	172,035	2,112,590
	Ark Restaurants Corp.	16,816	221,299
	Arko Corp.	190,080	1,343,866
*	Asbury Automotive Group, Inc.	102,835	30,509,088
	Autoliv, Inc.	161,538	15,614,263
*	AutoNation, Inc.	188,124	35,470,780
*	Bally's Corp.	6,548	119,043
	Bassett Furniture Industries, Inc.	110,876	1,614,355
	Bath & Body Works, Inc.	494,193	18,586,599
*	Beazer Homes USA, Inc.	64,485	1,428,988

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Beyond, Inc.	73,167	$606,554
*	Biglari Holdings, Inc. (BH US), Class B	11,401	2,645,146
*	Biglari Holdings, Inc. (BH/A US), Class A	244	270,818
*	BJ's Restaurants, Inc.	103,845	3,758,151
	Bloomin' Brands, Inc.	394,209	4,951,265
#*	Boot Barn Holdings, Inc.	157,220	25,288,837
	BorgWarner, Inc.	674,789	21,525,769
*	Bright Horizons Family Solutions, Inc.	212,498	26,052,255
*	Brinker International, Inc.	237,814	43,275,014
	Brunswick Corp.	283,503	19,119,442
	Buckle, Inc.	268,599	12,787,998
	Build-A-Bear Workshop, Inc.	71,733	3,037,175
	Caleres, Inc.	186,801	3,424,062
	Camping World Holdings, Inc., Class A	210,835	4,868,180
*	Capri Holdings Ltd.	75,778	1,877,779
	Carriage Services, Inc.	82,598	3,382,388
#	Carter's, Inc.	151,819	8,186,080
	Cato Corp., Class A	66,070	221,335
*	Cavco Industries, Inc.	42,561	21,648,227
	Century Communities, Inc.	193,880	14,808,554
*	Champion Homes, Inc.	266,245	24,582,401
#	Cheesecake Factory, Inc.	258,499	14,514,719
*	Chegg, Inc.	155,810	239,947
#	Choice Hotels International, Inc.	159,119	23,443,002
	Churchill Downs, Inc.	7,419	916,840
*	Citi Trends, Inc.	52,032	1,347,629
	Clarus Corp.	120,817	587,171
#	Columbia Sportswear Co.	224,155	19,792,887
*	ContextLogic, Inc., Class A	4,238	32,929
*	Cooper-Standard Holdings, Inc.	91,231	1,406,782
*	Coursera, Inc.	448,034	3,454,342
	Cracker Barrel Old Country Store, Inc.	90,737	5,896,090
	Cricut, Inc., Class A	31,914	171,378
*	Crocs, Inc.	205,822	21,008,252
	Crown Crafts, Inc.	7,793	35,302
*	Culp, Inc.	31,633	170,502
	Dana, Inc.	602,247	9,599,817
#*	Dave & Buster's Entertainment, Inc.	177,171	4,705,662
*	Denny's Corp.	204,174	1,292,421
#	Designer Brands, Inc., Class A	182,251	916,723
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Destination XL Group, Inc.	246,950	$671,704
#	Dillard's, Inc., Class A	51,920	24,304,271
#	Dine Brands Global, Inc.	63,909	1,941,555
*	Dorman Products, Inc.	162,235	21,298,211
#*	Dream Finders Homes, Inc., Class A	115,971	2,675,451
*	Duluth Holdings, Inc., Class B	114,252	333,616
*	Dutch Bros, Inc., Class A	285,714	17,862,839
*	El Pollo Loco Holdings, Inc.	150,343	1,784,571
*	Envela Corp.	19,113	132,835
	Escalade, Inc.	56,160	832,291
	Ethan Allen Interiors, Inc.	168,838	5,237,355
*	Etsy, Inc.	301,610	16,561,405
*	European Wax Center, Inc., Class A	144,336	974,268
#*	Everi Holdings, Inc.	159,180	2,171,215
#*	Figs, Inc., Class A	387,738	2,206,229
#*	First Watch Restaurant Group, Inc.	233,334	4,895,347
*	Five Below, Inc.	118,115	11,076,825
	Flanigan's Enterprises, Inc.	9,481	235,792
	Flexsteel Industries, Inc.	31,938	1,575,502
#*	Foot Locker, Inc.	379,389	7,606,749
*	Fox Factory Holding Corp.	221,197	6,043,102
*	Frontdoor, Inc.	382,851	22,925,118
*	Full House Resorts, Inc.	33,015	177,291
#*	Funko, Inc., Class A	214,919	3,008,866
	Gap, Inc.	1,393,581	33,543,495
#	Garrett Motion, Inc.	735,234	7,043,542
*	Genesco, Inc.	58,681	2,444,064
	Gentex Corp.	587,203	15,220,302
*	Gentherm, Inc.	176,577	6,736,413
*	G-III Apparel Group Ltd.	280,078	8,744,035
*	Global Business Travel Group I	30,758	271,286
	Golden Entertainment, Inc.	29,776	974,866
*	Goodyear Tire & Rubber Co.	1,189,350	10,549,535
*	GoPro, Inc., Class A	60,079	58,403
	Graham Holdings Co., Class B	27,119	25,188,670
*	Grand Canyon Education, Inc.	132,023	23,188,520
*	Green Brick Partners, Inc.	103,821	6,278,056

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Group 1 Automotive, Inc.	71,135	$32,472,416
#*	Groupon, Inc.	25,913	271,309
*	GrowGeneration Corp.	121,466	170,052
#	Guess?, Inc.	233,464	3,014,020
#	H&R Block, Inc.	650,971	36,005,206
	Hamilton Beach Brands Holding Co., Class A	55,868	955,901
*	Hanesbrands, Inc.	1,391,199	11,296,536
#	Harley-Davidson, Inc.	512,904	13,879,182
	Hasbro, Inc.	340,555	19,697,701
	Haverty Furniture Cos., Inc. (HVT US)	79,637	1,786,258
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	3,785	84,633
*	Helen of Troy Ltd.	134,424	8,304,715
*	Hilton Grand Vacations, Inc.	350,735	14,450,282
*	Holley, Inc.	42,683	130,183
	Hooker Furnishings Corp.	48,234	614,019
*	Hovnanian Enterprises, Inc., Class A	20,221	2,677,058
*	Inspired Entertainment, Inc.	56,253	566,468
#	Installed Building Products, Inc.	147,746	29,377,815
	International Game Technology PLC	330,684	5,628,242
	J Jill, Inc.	58,064	1,586,308
#	Jack in the Box, Inc.	101,494	3,977,550
*	JAKKS Pacific, Inc.	44,606	1,341,748
#	Johnson Outdoors, Inc., Class A	38,287	1,240,499
	KB Home	385,011	25,834,238
#	Kohl's Corp.	460,503	6,083,245
	Kontoor Brands, Inc.	246,312	22,623,757
	Krispy Kreme, Inc.	392,513	3,560,093
#*	Kura Sushi USA, Inc., Class A	41,168	3,293,440
	Lakeland Industries, Inc.	53,156	1,232,688
*	Lands' End, Inc.	135,763	1,690,249
*	Landsea Homes Corp.	98,276	815,691
*	Latham Group, Inc.	42,455	309,922
*	Laureate Education, Inc.	756,121	14,154,585
*††	Lazare Kaplan International, Inc.	9,600	0
	La-Z-Boy, Inc.	217,778	10,279,122
	LCI Industries	135,118	14,159,015
#	Lear Corp.	133,344	12,546,337
*	Legacy Housing Corp.	50,063	1,284,116
	Leggett & Platt, Inc.	88,405	933,557
*	Leslie's, Inc.	161,973	327,185
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Levi Strauss & Co., Class A	273,749	$5,209,443
*	LGI Homes, Inc.	110,476	9,863,297
*	Life Time Group Holdings, Inc.	367,681	10,659,072
	Lifetime Brands, Inc.	69,325	449,226
*	Light & Wonder, Inc.	52,081	4,578,441
*	Lincoln Educational Services Corp.	135,220	2,206,790
*	Lindblad Expeditions Holdings, Inc.	60,313	767,181
	Lithia Motors, Inc.	67,466	25,373,963
*	Live Ventures, Inc.	8,538	82,392
	LKQ Corp.	45,220	1,690,776
#*	Lovesac Co.	62,910	1,607,980
*	M/I Homes, Inc.	142,828	17,967,762
	Macy's, Inc.	1,117,953	17,417,708
*	Malibu Boats, Inc., Class A	128,917	4,936,232
	Marine Products Corp.	102,680	964,165
*	MarineMax, Inc.	118,488	3,597,296
	Marriott Vacations Worldwide Corp.	186,033	16,142,083
*	MasterCraft Boat Holdings, Inc.	68,748	1,251,901
*	Mattel, Inc.	1,031,706	19,231,000
	Meritage Homes Corp.	379,891	29,582,112
*	Mister Car Wash, Inc.	331,637	2,659,729
*	Modine Manufacturing Co.	295,920	30,021,084
*	Mohawk Industries, Inc.	187,691	22,954,609
	Monarch Casino & Resort, Inc.	25,536	2,179,242
	Monro, Inc.	121,018	2,376,794
*	Motorcar Parts of America, Inc.	86,333	572,388
	Movado Group, Inc.	80,779	1,544,494
	Murphy USA, Inc.	5,701	2,867,090
	Nathan's Famous, Inc.	51,488	4,165,894
*	National Vision Holdings, Inc.	325,535	3,711,099
	Newell Brands, Inc.	1,120,803	11,163,198
	Nordstrom, Inc.	18,378	444,748
*	Norwegian Cruise Line Holdings Ltd.	877,616	24,880,414
*	ODP Corp.	135,522	3,062,797
*	Ollie's Bargain Outlet Holdings, Inc.	323,771	36,103,704
*	ONE Group Hospitality, Inc.	34,868	130,755
	OneSpaWorld Holdings Ltd.	464,053	9,912,172
#*	OneWater Marine, Inc., Class A	31,857	575,656
#	Oxford Industries, Inc.	82,431	6,912,664
#	Papa John's International, Inc.	183,778	7,272,095

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Patrick Industries, Inc.	178,315	$17,321,519
	Penske Automotive Group, Inc.	8,317	1,377,545
	Perdoceo Education Corp.	400,467	11,525,440
*	Petco Health & Wellness Co., Inc.	154,621	528,804
*	PetMed Express, Inc.	4,099	19,511
	Phinia, Inc.	74,482	3,790,389
*	Planet Fitness, Inc., Class A	292,069	31,590,183
*	Playa Hotels & Resorts NV	554,373	6,796,613
*	PlayAGS, Inc.	44,994	541,728
#	Polaris, Inc.	177,710	8,476,767
#*	Portillo's, Inc., Class A	60,298	838,745
*	Potbelly Corp.	124,457	1,544,511
	PVH Corp.	242,683	21,744,397
#*	QuantumScape Corp.	1,092,200	5,646,674
	RCI Hospitality Holdings, Inc.	46,726	2,595,162
#*	Red Robin Gourmet Burgers, Inc.	9,449	56,788
	Red Rock Resorts, Inc., Class A	66,206	3,247,404
#*	Revolve Group, Inc.	168,622	5,325,083
*	RH	61,391	25,729,582
	Rocky Brands, Inc.	63,044	1,578,622
*	RumbleON, Inc., Class B	1,094	4,759
*	Sabre Corp.	692,642	2,320,351
*	Sally Beauty Holdings, Inc.	451,073	4,903,164
*	Shake Shack, Inc., Class A	209,489	24,746,936
*	SharkNinja, Inc.	3,341	373,557
#	Shoe Carnival, Inc.	158,367	4,285,411
#	Signet Jewelers Ltd.	294,633	17,451,113
*	Skechers USA, Inc., Class A	66,479	5,008,528
#*	Sleep Number Corp.	170,635	3,050,954
	Smith & Wesson Brands, Inc.	313,016	3,283,538
*	Soho House & Co., Inc.	17,189	135,277
	Sonic Automotive, Inc., Class A	165,136	12,261,348
*	Sonos, Inc.	500,956	6,908,183
*	Sportsman's Warehouse Holdings, Inc.	138,268	282,067
	Standard Motor Products, Inc.	114,041	3,537,552
	Steven Madden Ltd.	385,349	15,818,576
#*	Stitch Fix, Inc., Class A	355,586	1,674,810
*	Stoneridge, Inc.	121,699	629,184
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Strategic Education, Inc.	130,072	$12,776,973
*	Strattec Security Corp.	11,203	419,664
#*	Stride, Inc.	287,387	38,768,506
	Sturm Ruger & Co., Inc.	12,363	440,123
	Superior Group of Cos., Inc.	45,996	694,080
*	Superior Industries International, Inc.	5,892	12,314
#*	Sweetgreen, Inc., Class A	397,045	13,070,721
*	Taylor Morrison Home Corp.	672,639	43,358,310
	Tempur Sealy International, Inc.	349,932	22,094,706
#	Thor Industries, Inc.	202,615	20,836,927
*	Tile Shop Holdings, Inc.	201,144	1,516,626
*	Tilly's, Inc., Class A	94,981	411,268
*	TopBuild Corp.	8,017	2,747,266
#*	Topgolf Callaway Brands Corp.	749,547	5,891,439
*	Traeger, Inc.	21,739	53,043
	Travel & Leisure Co.	316,676	17,214,507
*	Tri Pointe Homes, Inc.	647,677	23,873,374
*	Udemy, Inc.	56,201	420,383
*	Under Armour, Inc. (UA US), Class C	882,089	6,642,130
#*	Under Armour, Inc. (UAA US), Class A	833,467	6,959,449
*	Unifi, Inc.	76,303	482,998
#*	United Parks & Resorts, Inc.	304,493	16,004,152
*	Universal Electronics, Inc.	43,954	439,540
*	Universal Technical Institute, Inc.	237,364	6,510,895
	Upbound Group, Inc.	278,657	8,175,796
*	Urban Outfitters, Inc.	584,822	32,410,835
#	Vail Resorts, Inc.	85,369	14,522,974
*	Valvoline, Inc.	843,415	31,299,131
*	Vera Bradley, Inc.	120,510	450,707
#	VF Corp.	1,152,385	29,927,438
*	Victoria's Secret & Co.	281,503	10,235,449
*	Visteon Corp.	146,499	12,314,706
*	VOXX International Corp.	143,169	1,056,587
*	Warby Parker, Inc., Class A	350,084	9,700,828
	Wendy's Co.	1,028,316	15,249,926
	Weyco Group, Inc.	57,792	2,065,486
#	Whirlpool Corp.	140,711	14,776,062
	Wingstop, Inc.	66,701	19,870,228
	Winmark Corp.	22,768	8,870,185
#	Winnebago Industries, Inc.	161,386	7,714,251

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wolverine World Wide, Inc.	125,330	$2,798,619
	Worthington Enterprises, Inc.	262,735	11,008,597
	Wyndham Hotels & Resorts, Inc.	266,444	27,981,949
	Wynn Resorts Ltd.	136,024	11,813,684
#*Ω	XPEL, Inc.	52,054	2,182,624
*	YETI Holdings, Inc.	360,186	13,420,530
*	Zumiez, Inc.	109,589	1,749,040
TOTAL CONSUMER DISCRETIONARY			2,391,899,703
CONSUMER STAPLES — (4.0%)
	Alico, Inc.	33,310	1,028,946
	Andersons, Inc.	220,404	8,981,463
#	B&G Foods, Inc.	207,181	1,342,533
*	BellRing Brands, Inc.	575,454	44,511,367
*	Boston Beer Co., Inc. , Class A	39,414	9,879,907
*	Bridgford Foods Corp.	27,242	279,231
	Calavo Growers, Inc.	73,715	1,687,336
	Cal-Maine Foods, Inc.	226,409	24,429,531
#*	Celsius Holdings, Inc.	403,110	10,069,688
#*	Central Garden & Pet Co. (CENT US)	69,930	2,551,746
*	Central Garden & Pet Co. (CENTA US), Class A	267,280	8,336,463
*	Chefs' Warehouse, Inc.	233,434	12,572,755
	Coca-Cola Consolidated, Inc.	14,705	20,110,852
*	Coty, Inc., Class A	1,714,449	12,566,911
*	Darling Ingredients, Inc.	446,625	16,730,573
	Dole PLC	109,398	1,490,001
	Edgewell Personal Care Co.	244,913	8,155,603
#*	elf Beauty, Inc.	80,508	8,043,554
	Energizer Holdings, Inc.	182,046	6,187,744
	Flowers Foods, Inc.	769,792	15,049,434
	Fresh Del Monte Produce, Inc.	315,418	9,617,095
*»	Fresh Market, Inc.	285,242	0
*	Freshpet, Inc.	269,590	43,120,920
*	Grocery Outlet Holding Corp.	378,635	6,130,101
*	Hain Celestial Group, Inc.	109,924	556,215
*	Herbalife Ltd.	282,370	1,541,740
*	Honest Co., Inc.	175,422	1,124,455
	Ingles Markets, Inc., Class A	77,429	5,127,348
	Ingredion, Inc.	240,926	32,871,943
	Interparfums, Inc.	169,941	23,965,080
		Shares	Value†
CONSUMER STAPLES — (Continued)
	J&J Snack Foods Corp.	102,004	$13,998,009
	John B Sanfilippo & Son, Inc.	47,792	3,457,273
*	Laird Superfood, Inc.	12,003	90,623
#	Lamb Weston Holdings, Inc.	236,571	14,180,066
	Lancaster Colony Corp.	146,286	24,684,300
#	Lifevantage Corp.	72,727	1,538,903
*	Lifeway Foods, Inc.	17,183	395,896
	Limoneira Co.	75,512	1,741,307
#*	Mama's Creations, Inc.	106,852	822,760
*	Medifast, Inc.	27,952	438,846
#	MGP Ingredients, Inc.	134,184	4,848,068
*	Mission Produce, Inc.	68,980	820,172
	National Beverage Corp.	288,911	12,148,708
*	Natural Alternatives International, Inc.	25,533	108,515
	Natural Grocers by Vitamin Cottage, Inc.	114,074	4,966,782
	Natural Health Trends Corp.	2,240	11,222
*	Nature's Sunshine Products, Inc.	76,612	1,065,673
	Oil-Dri Corp. of America	56,680	2,381,694
*	Olaplex Holdings, Inc.	5,163	8,054
#*	Pilgrim's Pride Corp.	207,363	9,650,674
*	Post Holdings, Inc.	249,782	26,516,857
	PriceSmart, Inc.	150,800	13,718,276
	Reynolds Consumer Products, Inc.	455,603	12,579,199
*	Rocky Mountain Chocolate Factory, Inc.	13,940	24,953
	Seaboard Corp.	3,348	8,163,562
*	Seneca Foods Corp. (SENEA US), Class A	59,923	4,368,986
*»	Seneca Foods Corp. (SENEB US), Class B	2,796	204,723
*	Simply Good Foods Co.	509,120	19,346,560
	SpartanNash Co.	179,074	3,264,519
	Spectrum Brands Holdings, Inc.	193,678	16,377,412
*	Sprouts Farmers Market, Inc.	595,328	94,264,236
	Tootsie Roll Industries, Inc.	176,373	5,478,145
*	TreeHouse Foods, Inc.	424,621	14,657,917

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Turning Point Brands, Inc.	101,407	$6,463,682
*	United Natural Foods, Inc.	315,865	9,393,825
	United-Guardian, Inc.	8,416	96,616
	Universal Corp.	159,638	8,479,971
*	USANA Health Sciences, Inc.	100,478	3,272,568
	Utz Brands, Inc.	312,291	4,172,208
	Village Super Market, Inc., Class A	69,705	2,377,638
#*	Vita Coco Co., Inc.	213,718	8,001,602
*	Vital Farms, Inc.	184,062	8,075,720
	WD-40 Co.	71,857	16,882,802
#	Weis Markets, Inc.	178,714	12,073,918
	WK Kellogg Co.	5,280	87,595
TOTAL CONSUMER STAPLES			733,761,570
ENERGY — (4.3%)
	Adams Resources & Energy, Inc.	22,991	872,508
*	Amplify Energy Corp.	173,310	925,475
	Antero Midstream Corp.	2,089,510	33,515,740
*	Antero Resources Corp.	440,248	16,430,055
	APA Corp.	230,633	5,057,782
	Archrock, Inc.	736,969	20,701,459
	Ardmore Shipping Corp.	227,585	2,701,434
#	Atlas Energy Solutions, Inc.	26,514	608,761
*	Barnwell Industries, Inc.	49,095	87,389
	Berry Corp.	323,932	1,412,344
*	Bristow Group, Inc.	115,221	3,844,925
	Cactus, Inc., Class A	303,293	18,109,625
	California Resources Corp.	325,112	15,995,510
#*	Centrus Energy Corp., Class A	66,524	5,474,925
	ChampionX Corp.	656,402	18,799,353
	Chord Energy Corp. (CHRD US)	54,523	6,131,111
	Civitas Resources, Inc.	202,026	10,254,840
*	Clean Energy Fuels Corp.	1,323,125	4,379,544
#*	CNX Resources Corp.	1,057,561	28,956,020
#*	Comstock Resources, Inc.	1,072,163	19,899,345
#	Core Laboratories, Inc.	194,624	3,302,769
	Core Natural Resources, Inc.	299,489	27,055,836
		Shares	Value†
ENERGY — (Continued)
	Crescent Energy Co., Class A	332,556	$5,008,293
#	CVR Energy, Inc.	204,804	3,881,036
	Delek U.S. Holdings, Inc.	267,175	4,771,746
	DHT Holdings, Inc.	945,478	10,702,811
*	DMC Global, Inc.	82,959	675,286
#	Dorian LPG Ltd.	224,726	5,402,413
*	DT Midstream, Inc.	266,472	26,934,990
#*	Encore Energy Corp.	76,587	253,503
	Energy Services of America Corp.	22,964	275,798
	Epsilon Energy Ltd.	67,181	404,430
	Evolution Petroleum Corp.	134,642	714,949
	Excelerate Energy, Inc., Class A	68,439	2,044,273
*	Expro Group Holdings NV	366,369	4,627,240
*	Forum Energy Technologies, Inc.	46,834	848,632
	FutureFuel Corp.	174,727	954,009
*	Geospace Technologies Corp.	53,663	487,797
	Granite Ridge Resources, Inc.	36,931	228,603
*	Green Plains, Inc.	267,657	2,390,177
*	Gulf Island Fabrication, Inc.	27,876	199,871
*	Gulfport Energy Corp.	51,209	9,141,319
*	Hallador Energy Co.	160,002	1,716,821
*	Helix Energy Solutions Group, Inc.	767,248	6,153,329
	Helmerich & Payne, Inc.	397,886	12,569,219
	HF Sinclair Corp.	230,107	8,302,261
*	Innovex International, Inc.	98,613	1,536,391
#	International Seaways, Inc.	271,081	10,558,605
#	Kinetik Holdings, Inc.	199,666	12,864,480
#	Kodiak Gas Services, Inc.	19,853	928,723
*	Kosmos Energy Ltd.	1,780,809	5,662,973
	Liberty Energy, Inc.	737,898	13,510,912
#	Magnolia Oil & Gas Corp., Class A	734,864	17,416,277
*	Mammoth Energy Services, Inc.	112,308	335,801
	Matador Resources Co.	413,113	23,960,554
	Mexco Energy Corp.	11,067	133,865
	Murphy Oil Corp.	534,335	14,229,341
*	Nabors Industries Ltd.	38,921	2,227,060
	NACCO Industries, Inc., Class A	39,657	1,254,351

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Natural Gas Services Group, Inc.	68,965	$1,804,814
*	NCS Multistage Holdings, Inc.	1,829	52,693
#	New Fortress Energy, Inc.	243,739	3,656,085
#	Noble Corp. PLC	482,328	15,458,612
#	Nordic American Tankers Ltd.	1,057,529	2,855,328
#	Northern Oil & Gas, Inc.	305,746	10,991,569
	NOV, Inc.	1,093,926	15,807,231
*	NPK International, Inc.	445,710	3,084,313
*	Oceaneering International, Inc.	447,314	11,115,753
*	Oil States International, Inc.	316,271	1,606,657
	ONEOK, Inc.	238,887	23,212,632
*	Par Pacific Holdings, Inc.	289,896	4,847,061
	Patterson-UTI Energy, Inc.	137,648	1,110,819
	PBF Energy, Inc., Class A	484,972	14,190,281
#	Peabody Energy Corp.	599,775	10,885,916
	PHX Minerals, Inc.	164,255	619,241
*	PrimeEnergy Resources Corp.	4,319	941,110
*	ProPetro Holding Corp.	440,214	3,909,100
	Range Resources Corp.	648,343	24,014,625
	Ranger Energy Services, Inc., Class A	44,983	737,271
*	REX American Resources Corp.	92,229	3,847,794
	Riley Exploration Permian, Inc.	18,970	628,856
#	RPC, Inc.	890,091	5,456,258
	SandRidge Energy, Inc.	223,703	2,650,881
	Scorpio Tankers, Inc.	310,977	14,808,725
*	SEACOR Marine Holdings, Inc.	115,625	783,938
*	Seadrill Ltd.	246,912	8,928,338
	Select Water Solutions, Inc.	515,727	6,446,588
	SFL Corp. Ltd.	608,964	6,424,570
	Sitio Royalties Corp., Class A	175,578	3,536,141
	SM Energy Co.	593,143	22,515,708
	Smart Sand, Inc.	13,971	33,391
	Solaris Energy Infrastructure, Inc.	125,574	3,426,914
*††	Strongbridge Biopharma	228,415	0
		Shares	Value†
ENERGY — (Continued)
*	Talos Energy, Inc.	633,842	$6,287,713
	TechnipFMC PLC	4,889	146,914
	Teekay Corp. Ltd.	471,111	3,363,733
	Teekay Tankers Ltd., Class A	155,927	6,536,460
*	TETRA Technologies, Inc.	553,252	2,295,996
#*	Tidewater, Inc.	251,360	13,852,450
#*	Transocean Ltd.	3,211,673	12,589,758
#*	Uranium Energy Corp.	1,749,962	12,354,732
	VAALCO Energy, Inc.	64,417	264,110
#*	Valaris Ltd.	268,722	12,882,533
#*	Vital Energy, Inc.	118,558	3,782,000
#	Vitesse Energy, Inc.	60,181	1,557,484
	Weatherford International PLC	185,705	11,690,130
	World Kinect Corp.	284,230	8,035,182
TOTAL ENERGY			783,853,297
FINANCIALS — (20.1%)
	1st Source Corp.	172,732	10,833,751
*	Acacia Research Corp.	225,100	981,436
	Acadian Asset Management, Inc.	250,903	6,252,503
	ACNB Corp.	22,855	939,340
	Affiliated Managers Group, Inc.	181,556	34,121,635
	Alerus Financial Corp.	57,188	1,208,954
	Amalgamated Financial Corp.	117,525	4,106,323
*	Ambac Financial Group, Inc.	255,707	2,973,872
	Amerant Bancorp, Inc.	41,737	968,298
#	American Coastal Insurance Corp.	28,299	344,965
	Ameris Bancorp	415,332	27,266,546
	AMERISAFE, Inc.	120,527	6,028,761
	AmeriServ Financial, Inc.	196,617	532,832
	Ames National Corp.	33,773	612,304
	Arrow Financial Corp.	82,203	2,187,422
	Artisan Partners Asset Management, Inc., Class A	370,952	16,577,845
	Associated Banc-Corp.	984,209	24,743,014
	Associated Capital Group, Inc., Class A	12,173	445,167
	Assurant, Inc.	12,960	2,788,862
	Assured Guaranty Ltd.	299,572	28,339,511
	Atlantic American Corp.	13,763	23,259
#	Atlantic Union Bankshares Corp.	500,343	18,897,955
*	Atlanticus Holdings Corp.	77,380	4,601,789

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Auburn National BanCorp, Inc.	3,016	$64,392
*	AvidXchange Holdings, Inc.	860,440	9,120,664
	Axis Capital Holdings Ltd.	325,123	29,592,695
*	Axos Financial, Inc.	302,256	21,136,762
#*	Baldwin Insurance Group, Inc.	290,728	11,905,312
	BancFirst Corp.	178,144	21,213,388
#*	Bancorp, Inc.	251,647	15,365,566
	Bank First Corp.	2,585	261,550
#	Bank of Hawaii Corp.	196,258	14,623,184
	Bank of Marin Bancorp	24,927	629,905
	Bank of NT Butterfield & Son Ltd.	206,651	7,582,025
	Bank OZK	646,331	32,827,151
	Bank7 Corp.	2,875	123,510
	BankFinancial Corp.	63,016	849,456
	BankUnited, Inc.	613,674	25,228,138
	Bankwell Financial Group, Inc.	30,313	945,159
	Banner Corp.	261,402	18,473,279
	Bar Harbor Bankshares	66,015	2,091,355
	BayCom Corp.	54,475	1,524,755
	BCB Bancorp, Inc.	55,386	599,830
	Berkshire Hills Bancorp, Inc.	182,419	5,364,943
	BGC Group, Inc., Class A	1,671,191	15,943,162
*	Blue Foundry Bancorp	91,222	889,414
*	Blue Ridge Bankshares, Inc.	4,028	13,574
#*	BM Technologies, Inc.	4,045	20,225
	BOK Financial Corp.	234,404	25,882,890
	Bread Financial Holdings, Inc.	218,758	13,853,944
	Bridge Investment Group Holdings, Inc., Class A	59,877	479,615
*	Bridgewater Bancshares, Inc.	64,755	914,341
*	Brighthouse Financial, Inc.	330,733	20,409,533
	Brookline Bancorp, Inc.	397,502	4,861,449
	Burke & Herbert Financial Services Corp.	31,545	2,028,659
	Business First Bancshares, Inc.	64,142	1,731,193
	Byline Bancorp, Inc.	180,931	5,308,516
	C&F Financial Corp.	16,094	1,229,903
	Cadence Bank	986,984	34,741,837
*	California BanCorp	3,567	59,212
		Shares	Value†
FINANCIALS — (Continued)
»	California First Leasing Corp.	2,096	$46,112
	Camden National Corp.	96,494	4,376,968
*	Cantaloupe, Inc.	317,367	2,583,367
	Capital Bancorp, Inc.	32,982	1,023,102
	Capital City Bank Group, Inc.	103,864	3,831,543
	Capitol Federal Financial, Inc.	584,216	3,476,085
*	Carter Bankshares, Inc.	82,483	1,453,350
	Cass Information Systems, Inc.	95,094	3,916,922
	Cathay General Bancorp	406,253	19,292,955
*	CCUR Holdings, Inc.	16	32,000
	Central Pacific Financial Corp.	118,704	3,548,063
	Chemung Financial Corp.	19,078	964,393
	Citizens & Northern Corp.	57,554	1,227,627
	Citizens Community Bancorp, Inc.	2,418	38,301
	City Holding Co.	99,300	11,730,309
	Civista Bancshares, Inc.	69,678	1,537,097
	CNB Financial Corp.	65,823	1,665,322
	CNO Financial Group, Inc.	541,854	21,641,649
*	Coastal Financial Corp.	60,117	5,361,234
#	Cohen & Steers, Inc.	326,465	28,934,593
	Colony Bankcorp, Inc.	30,947	521,457
	Columbia Banking System, Inc.	175,221	4,888,666
#*	Columbia Financial, Inc.	244,852	3,621,361
	Comerica, Inc.	339,614	22,862,814
	Commerce Bancshares, Inc.	410,698	27,434,626
	Community Financial System, Inc.	288,526	18,907,109
	Community Trust Bancorp, Inc.	156,850	8,393,043
	Community West Bancshares	60,768	1,184,368
	ConnectOne Bancorp, Inc.	180,602	4,576,455
*	Consumer Portfolio Services, Inc.	147,584	1,750,346
	Crawford & Co. (CRD/A US), Class A	193,793	2,327,454

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co. (CRD/B US), Class B	148,910	$1,749,692
#*	Credit Acceptance Corp.	36,270	18,416,818
*	CrossFirst Bankshares, Inc.	122,349	1,986,948
	Cullen/Frost Bankers, Inc.	163,895	22,846,963
*	Customers Bancorp, Inc.	168,208	9,584,492
	CVB Financial Corp.	768,503	16,015,603
*	Dave, Inc.	5,001	479,196
	Diamond Hill Investment Group, Inc.	21,542	3,232,162
	DigitalBridge Group, Inc.	547,886	6,010,309
	Dime Community Bancshares, Inc.	177,909	5,556,098
	Donegal Group, Inc. (DGICA US), Class A	188,318	2,792,756
	Donegal Group, Inc. (DGICB US), Class B	5,267	75,318
#*	Donnelley Financial Solutions, Inc.	191,459	12,707,134
	Eagle Bancorp Montana, Inc.	2,405	37,037
	Eagle Bancorp, Inc.	78,877	2,067,366
	Eastern Bankshares, Inc.	590,542	10,842,351
*	eHealth, Inc.	111,733	1,110,626
	Employers Holdings, Inc.	207,429	10,197,210
	Enact Holdings, Inc.	108,109	3,651,922
*	Encore Capital Group, Inc.	157,376	7,790,112
*	Enova International, Inc.	190,369	21,382,246
*	Enstar Group Ltd.	28,765	9,405,867
	Enterprise Bancorp, Inc.	50,666	2,144,692
	Enterprise Financial Services Corp.	210,949	12,623,188
	Equity Bancshares, Inc., Class A	134,828	5,878,501
	Esquire Financial Holdings, Inc.	36,387	3,251,906
	ESSA Bancorp, Inc.	49,615	1,037,450
	Essent Group Ltd.	484,121	28,200,048
*	Euronet Worldwide, Inc.	176,246	17,360,231
	Evans Bancorp, Inc.	16,596	719,603
	Evercore, Inc., Class A	49,492	14,415,535
		Shares	Value†
FINANCIALS — (Continued)
#	EVERTEC, Inc.	424,009	$13,767,572
*	EZCORP, Inc., Class A	326,082	3,916,245
	F&G Annuities & Life, Inc.	47,721	2,190,871
	Farmers & Merchants Bancorp, Inc.	15,879	431,432
	Farmers National Banc Corp.	160,551	2,209,182
	FB Financial Corp.	174,601	9,220,679
	Federal Agricultural Mortgage Corp. (AGM US), Class C	52,252	10,334,401
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	2,089	313,329
	Federated Hermes, Inc.	543,518	21,615,711
	Fidelis Insurance Holdings Ltd.	18,183	300,019
	Fidelity D&D Bancorp, Inc.	1,359	60,883
*	Finance of America Cos., Inc., Class A	1,860	46,426
	Financial Institutions, Inc.	79,051	2,084,575
	First American Financial Corp.	336,721	21,287,502
	First BanCorp	1,289,534	26,770,726
	First Bancorp, Inc.	64,170	1,658,153
	First Bancorp/Southern Pines NC	219,051	9,666,721
	First Bancshares, Inc.	95,769	3,672,741
	First Bank	90,549	1,377,250
	First Busey Corp.	293,554	7,127,491
	First Business Financial Services, Inc.	53,713	2,774,814
	First Commonwealth Financial Corp.	658,056	10,976,374
	First Community Bankshares, Inc.	159,242	6,906,326
	First Community Corp.	2,448	63,477
	First Financial Bancorp	636,868	17,845,041
#	First Financial Bankshares, Inc.	630,193	23,480,991
	First Financial Corp.	55,879	2,692,809
	First Financial Northwest, Inc.	81,969	1,732,825
	First Foundation, Inc.	137,597	708,625
	First Hawaiian, Inc.	478,413	13,213,767
	First Horizon Corp.	862,877	18,888,378
	First Internet Bancorp	56,624	1,844,244

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	433,389	$14,280,168
	First Merchants Corp.	312,774	13,899,677
	First Mid Bancshares, Inc.	48,014	1,821,171
	First Northwest Bancorp	23,253	254,620
	First of Long Island Corp.	83,420	1,084,460
	First Savings Financial Group, Inc.	429	10,622
	First U.S. Bancshares, Inc.	2,966	36,482
	First United Corp.	41,878	1,364,385
*	First Western Financial, Inc.	11,151	235,286
	FirstCash Holdings, Inc.	237,484	25,921,379
*	Firstsun Capital Bancorp	780	32,916
	Five Star Bancorp	16,716	508,334
	Flushing Financial Corp.	137,207	1,914,038
*	Flywire Corp.	481,852	9,314,199
	FNB Corp.	1,710,913	26,844,225
	FS Bancorp, Inc.	46,084	1,863,637
	Fulton Financial Corp.	1,034,770	21,047,222
*	Fundamental Global, Inc.	1,993	42,451
*	FVCBankcorp, Inc.	17,291	208,702
	GCM Grosvenor, Inc., Class A	11,153	150,789
*	Genworth Financial, Inc.	2,853,072	20,627,711
	German American Bancorp, Inc.	158,002	6,530,223
	Glacier Bancorp, Inc.	645,416	32,057,813
	Globe Life, Inc.	155,418	18,974,984
*	GoHealth, Inc., Class A	1,215	19,804
#	Goosehead Insurance, Inc., Class A	92,706	9,935,302
	Great Southern Bancorp, Inc.	91,632	5,387,045
*	Green Dot Corp., Class A	57,472	509,777
#	Greene County Bancorp, Inc.	17,069	452,328
*	Greenlight Capital Re Ltd., Class A	161,551	2,180,938
	Guaranty Bancshares, Inc.	43,941	1,806,414
*	Hagerty, Inc., Class A	5,014	48,586
#	Hamilton Lane, Inc., Class A	156,724	24,947,326
		Shares	Value†
FINANCIALS — (Continued)
	Hancock Whitney Corp.	468,256	$27,973,613
	Hanmi Financial Corp.	160,623	3,858,164
	Hanover Insurance Group, Inc.	156,155	23,905,769
	HarborOne Bancorp, Inc.	288,091	3,131,549
	Hawthorn Bancshares, Inc.	6,047	197,737
	HBT Financial, Inc.	64,442	1,567,229
#	HCI Group, Inc.	55,575	6,776,260
	Heartland Financial USA, Inc.	347,470	22,470,885
	Heritage Commerce Corp.	374,033	3,624,380
	Heritage Financial Corp.	234,493	6,026,470
*	Heritage Global, Inc.	14,047	30,342
*	Heritage Insurance Holdings, Inc.	104,190	1,147,132
	Hilltop Holdings, Inc.	435,638	13,147,555
#	Hingham Institution For Savings	9,469	2,416,962
*	Hippo Holdings, Inc.	8,818	246,904
	Home Bancorp, Inc.	34,347	1,724,219
	Home BancShares, Inc.	1,059,635	31,990,381
*	HomeStreet, Inc.	27,837	280,319
	HomeTrust Bancshares, Inc.	60,636	2,229,586
	Hope Bancorp, Inc.	961,848	11,215,148
	Horace Mann Educators Corp.	216,345	8,357,407
	Horizon Bancorp, Inc.	376,954	6,329,058
#	Houlihan Lokey, Inc.	33,429	6,074,718
*	I3 Verticals, Inc., Class A	97,856	2,435,636
	Independent Bank Corp. (IBCP US)	110,890	4,036,396
	Independent Bank Corp. (INDB US)	261,205	17,542,528
	International Bancshares Corp.	460,631	30,350,977
*	International Money Express, Inc.	157,340	2,975,299
	Invesco Ltd.	1,003,822	19,303,497
	Investar Holding Corp.	21,937	418,339
	Investors Title Co.	12,004	2,705,101
#	Jackson Financial, Inc., Class A	275,753	25,986,963
	Janus Henderson Group PLC	604,074	27,141,045
#*	Katapult Holdings, Inc.	1,600	14,656
	Kearny Financial Corp.	269,663	1,860,675
	Kemper Corp.	373,839	25,114,504
*	Kingstone Cos., Inc.	9,423	160,097

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Kingsway Financial Services, Inc.	24,424	$197,834
	Kinsale Capital Group, Inc.	17,990	7,950,501
	Lake Shore Bancorp, Inc.	537	8,399
#	Lakeland Financial Corp.	151,886	10,334,323
	Landmark Bancorp, Inc.	16,003	378,152
#	Lazard, Inc.	170,416	9,265,518
	LCNB Corp.	38,704	598,364
*	LendingClub Corp.	437,758	5,905,355
*	LendingTree, Inc.	28,162	1,265,319
	Lincoln National Corp.	653,857	22,989,612
	Live Oak Bancshares, Inc.	198,397	7,041,110
*	loanDepot, Inc., Class A	39,055	66,003
	Magyar Bancorp, Inc.	5,370	77,006
*	Maiden Holdings Ltd.	518,221	523,403
	MainStreet Bancshares, Inc.	9,629	159,938
	MarketAxess Holdings, Inc.	91,424	20,170,877
*	Marqeta, Inc., Class A	1,953,363	7,520,448
	Mercantile Bank Corp.	112,866	5,508,989
	Merchants Bancorp	144,243	6,048,109
	Mercury General Corp.	162,849	8,116,394
	Meridian Corp.	24,189	404,440
	Metrocity Bankshares, Inc.	65,355	2,016,855
*	Metropolitan Bank Holding Corp.	14,385	922,510
	MGIC Investment Corp.	1,351,323	34,512,789
	Mid Penn Bancorp, Inc.	16,106	485,113
	Middlefield Banc Corp.	930	24,096
	Midland States Bancorp, Inc.	98,587	1,898,786
	MidWestOne Financial Group, Inc.	13,769	435,513
	Moelis & Co., Class A	189,463	14,833,058
*	Moneylion, Inc.	1,357	118,032
*	Mr. Cooper Group, Inc.	317,086	32,916,698
	MVB Financial Corp.	17,813	347,532
	National Bank Holdings Corp., Class A	230,588	9,945,260
	National Bankshares, Inc.	20,766	610,313
	Navient Corp.	907,922	12,411,294
	NBT Bancorp, Inc.	279,235	13,299,963
*	NCR Atleos Corp.	379,978	12,106,099
	Nelnet, Inc., Class A	228,981	25,226,837
		Shares	Value†
FINANCIALS — (Continued)
*	NerdWallet, Inc., Class A	194,659	$2,779,731
*	NI Holdings, Inc.	5,817	87,837
	Nicolet Bankshares, Inc.	66,431	7,448,908
*	NMI Holdings, Inc.	449,170	17,346,945
	Northeast Bank	49,475	5,006,870
	Northeast Community Bancorp, Inc.	31,003	768,874
	Northfield Bancorp, Inc.	268,531	3,133,757
	Northrim BanCorp, Inc.	46,048	3,920,066
	Northwest Bancshares, Inc.	707,998	9,352,654
	Norwood Financial Corp.	12,475	332,084
	Oak Valley Bancorp	7,857	203,261
	OceanFirst Financial Corp.	259,035	4,652,269
	OFG Bancorp	290,243	12,396,279
	Ohio Valley Banc Corp.	17,848	425,675
*	Old Market Capital Corp.	33,215	215,233
	Old National Bancorp	1,406,657	33,548,769
	Old Republic International Corp.	581,232	21,261,467
	Old Second Bancorp, Inc.	203,254	3,819,143
	OneMain Holdings, Inc.	484,439	26,905,742
*	Onity Group, Inc.	34,464	1,244,840
	OP Bancorp	37,414	496,858
*	Open Lending Corp.	351,914	2,129,080
*	Oportun Financial Corp.	68,329	314,313
	Oppenheimer Holdings, Inc., Class A	63,509	4,370,689
#	OppFi, Inc.	4,235	58,062
	Orange County Bancorp, Inc.	1,268	32,803
	Origin Bancorp, Inc.	66,802	2,533,132
	Orrstown Financial Services, Inc.	82,942	3,014,112
#*	Oscar Health, Inc., Class A	659,338	10,945,011
	Pacific Premier Bancorp, Inc.	610,023	15,799,596
*	Palomar Holdings, Inc.	107,365	11,581,463
	Park National Corp.	80,641	13,685,584
	Parke Bancorp, Inc.	17,028	344,647
	Pathward Financial, Inc.	175,010	13,953,547
*	Paymentus Holdings, Inc., Class A	134,895	4,311,244

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Payoneer Global, Inc.	1,393,739	$14,773,633
#*	Paysafe Ltd.	150,334	2,916,480
*	Paysign, Inc.	41,540	110,496
	PCB Bancorp	26,165	504,723
	Peapack-Gladstone Financial Corp.	106,869	3,382,404
	Penns Woods Bancorp, Inc.	33,881	1,030,999
	PennyMac Financial Services, Inc.	232,008	24,288,918
	Peoples Bancorp of North Carolina, Inc.	15,462	440,512
	Peoples Bancorp, Inc.	185,354	6,051,808
	Peoples Financial Services Corp.	18,003	926,614
	Pinnacle Financial Partners, Inc.	261,419	32,617,249
*	Pioneer Bancorp, Inc.	1,272	14,730
	Piper Sandler Cos.	91,871	29,135,969
#	PJT Partners, Inc., Class A	124,437	20,528,372
	Plumas Bancorp	5,482	249,979
*	Ponce Financial Group, Inc.	85,805	1,138,632
	Popular, Inc.	288,051	29,651,970
*	PRA Group, Inc.	179,391	3,966,335
	Preferred Bank	85,581	7,818,680
	Premier Financial Corp.	215,333	5,992,717
	Primerica, Inc.	79,475	23,061,261
	Primis Financial Corp.	35,635	395,192
	Princeton Bancorp, Inc.	2,333	71,203
*	Priority Technology Holdings, Inc.	4,111	39,054
*	ProAssurance Corp.	187,725	2,808,366
	PROG Holdings, Inc.	332,746	14,224,891
	Prosperity Bancshares, Inc.	280,013	22,401,040
*	Provident Bancorp, Inc.	4,318	50,564
	Provident Financial Holdings, Inc.	45,781	734,327
	Provident Financial Services, Inc.	594,138	11,033,143
	QCR Holdings, Inc.	106,366	8,271,020
	Radian Group, Inc.	223,172	7,592,311
	RBB Bancorp	24,899	468,350
	Red River Bancshares, Inc.	13,132	732,766
	Regional Management Corp.	93,963	3,362,936
*	Remitly Global, Inc.	763,399	17,939,876
#	Renasant Corp.	337,276	13,113,291
*	Repay Holdings Corp.	380,460	2,842,036
	Republic Bancorp, Inc., Class A	107,815	7,056,492
		Shares	Value†
FINANCIALS — (Continued)
	Richmond Mutual BanCorp, Inc.	5,690	$82,050
	Riverview Bancorp, Inc.	70,217	396,024
	RLI Corp.	437,338	32,078,742
*	Root, Inc., Class A	638	62,205
	S&T Bancorp, Inc.	233,426	9,206,321
	Safety Insurance Group, Inc.	105,737	8,354,280
	Sandy Spring Bancorp, Inc.	265,772	8,991,067
	SB Financial Group, Inc.	5,020	112,297
	Seacoast Banking Corp. of Florida	386,037	10,982,753
*	Security National Financial Corp., Class A	55,523	686,820
	SEI Investments Co.	203,023	17,577,731
	Selective Insurance Group, Inc.	322,818	27,158,678
*	Selectquote, Inc.	35,859	154,552
	ServisFirst Bancshares, Inc.	313,735	28,446,352
#*	Shift4 Payments, Inc., Class A	252,228	30,229,526
	Shore Bancshares, Inc.	77,887	1,273,452
	Sierra Bancorp	64,499	1,944,000
	Silvercrest Asset Management Group, Inc., Class A	41,452	766,862
	Simmons First National Corp., Class A	551,738	12,535,487
*	SiriusPoint Ltd.	528,557	7,695,790
*	Skyward Specialty Insurance Group, Inc.	79,402	3,515,921
	SLM Corp.	1,101,665	30,747,470
	SmartFinancial, Inc.	64,485	2,273,741
	Sound Financial Bancorp, Inc.	100	5,286
	South Plains Financial, Inc.	39,947	1,435,296
*	Southern First Bancshares, Inc.	21,185	779,608
	Southern Missouri Bancorp, Inc.	52,214	3,090,025
	Southern States Bancshares, Inc.	567	18,643
	Southside Bancshares, Inc.	194,573	6,115,429
	SouthState Corp.	549,442	58,015,515
	Stellar Bancorp, Inc.	189,500	5,381,800
	StepStone Group, Inc., Class A	74,575	4,778,766
*	Sterling Bancorp, Inc.	71,706	337,735

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Stewart Information Services Corp.	164,952	$10,753,221
	Stifel Financial Corp.	193,710	22,441,303
#	Stock Yards Bancorp, Inc.	184,695	13,613,868
*	StoneX Group, Inc.	167,633	18,359,166
	Summit State Bank	1,117	8,221
	Synovus Financial Corp.	524,742	29,605,944
	Territorial Bancorp, Inc.	26,635	240,514
*	Texas Capital Bancshares, Inc.	242,615	19,154,454
	TFS Financial Corp.	486,825	6,679,239
*	Third Coast Bancshares, Inc.	10,268	370,161
	Timberland Bancorp, Inc.	66,619	1,999,902
	Tiptree, Inc.	275,767	5,526,371
	Tompkins Financial Corp.	62,659	4,390,516
	Towne Bank	318,616	11,396,894
	TriCo Bancshares	201,229	8,827,916
*	Triumph Financial, Inc.	136,504	10,518,998
*	Trupanion, Inc.	16,774	795,759
	TrustCo Bank Corp.	96,971	3,118,587
	Trustmark Corp.	433,919	16,271,962
#	UMB Financial Corp.	323,859	38,182,976
	Union Bankshares, Inc.	4,114	131,237
	United Bancshares, Inc.	900	26,100
	United Bankshares, Inc.	837,226	32,233,201
	United Community Banks, Inc.	632,894	20,993,094
	United Fire Group, Inc.	102,655	2,546,871
	United Security Bancshares	74,677	714,659
	Unity Bancorp, Inc.	57,910	2,799,948
	Universal Insurance Holdings, Inc.	164,286	3,177,291
	Univest Financial Corp.	128,231	3,896,940
	USCB Financial Holdings, Inc.	2,375	45,077
	Valley National Bancorp	2,704,872	27,806,084
	Value Line, Inc.	19,729	775,350
*	Velocity Financial, Inc.	976	18,095
	Veritex Holdings, Inc.	172,311	4,617,935
	Victory Capital Holdings, Inc., Class A	265,610	17,578,070
	Virginia National Bankshares Corp.	1,327	48,382
		Shares	Value†
FINANCIALS — (Continued)
	Virtu Financial, Inc., Class A	429,164	$17,192,310
	Virtus Investment Partners, Inc.	42,267	8,432,266
	Voya Financial, Inc.	266,570	18,923,804
	WaFd, Inc.	431,000	12,792,080
	Walker & Dunlop, Inc.	180,069	17,299,229
	Washington Trust Bancorp, Inc.	78,383	2,568,611
	Waterstone Financial, Inc.	192,117	2,639,688
	Webster Financial Corp.	317,566	19,130,176
	WesBanco, Inc.	311,860	10,927,574
	West BanCorp, Inc.	77,475	1,699,027
	Westamerica BanCorp	180,636	9,349,719
	Western Alliance Bancorp	302,600	26,589,462
	Western New England Bancorp, Inc.	125,531	1,182,502
#	Western Union Co.	1,241,088	12,808,028
	Westwood Holdings Group, Inc.	8,904	137,033
*	WEX, Inc.	111,858	20,569,568
	White Mountains Insurance Group Ltd.	17,818	34,432,572
	Wintrust Financial Corp.	317,621	41,548,003
#	WisdomTree, Inc.	805,840	7,889,174
*	World Acceptance Corp.	42,345	5,977,420
	WSFS Financial Corp.	408,753	22,890,168
	WVS Financial Corp.	3,823	47,864
	Zions Bancorp NA	410,230	23,735,908
TOTAL FINANCIALS			3,649,102,437
HEALTH CARE — (8.6%)
*	2seventy bio, Inc.	24,066	64,016
*	89bio, Inc.	30,148	289,421
*	Aadi Bioscience, Inc.	7,572	21,807
#*	Absci Corp.	81,215	301,308
*	AC Immune SA	8,138	22,379
*	Acadia Healthcare Co., Inc.	383,444	17,297,159
*	ACADIA Pharmaceuticals, Inc.	259,463	4,841,580
*	Accolade, Inc.	140,110	965,358
*	Accuray, Inc.	97,553	217,543
*	Aclaris Therapeutics, Inc.	3,691	9,154
#*	Acrivon Therapeutics, Inc.	2,405	14,598
*	AdaptHealth Corp.	211,209	2,285,281

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Adaptive Biotechnologies Corp.	40,208	$311,612
*	Addus HomeCare Corp.	89,282	11,174,535
*	ADMA Biologics, Inc.	1,009,118	16,297,256
††	Aduro Biotech, Inc.	57,164	21,722
*	Adverum Biotechnologies, Inc.	48,596	205,075
*	Agios Pharmaceuticals, Inc.	193,962	6,670,353
#*	AirSculpt Technologies, Inc.	3,015	14,442
*	Akebia Therapeutics, Inc.	19,650	44,016
*	Akero Therapeutics, Inc.	53,416	2,888,737
††	Albireo Pharma, Inc.	36,732	213,413
*	Aldeyra Therapeutics, Inc.	153,371	803,664
*	Alector, Inc.	120,754	200,452
*	Alkermes PLC	870,998	27,462,567
*	Allogene Therapeutics, Inc.	276,107	496,993
#*	Altimmune, Inc.	137,675	914,162
*	Amedisys, Inc.	68,164	6,305,170
*	American Shared Hospital Services	3,446	10,615
*	AMN Healthcare Services, Inc.	201,662	5,549,738
*	Amneal Pharmaceuticals, Inc.	978,150	8,079,519
*	Amphastar Pharmaceuticals, Inc.	258,304	9,007,060
*	AngioDynamics, Inc.	164,668	1,878,862
*	ANI Pharmaceuticals, Inc.	94,074	5,516,499
*	Anika Therapeutics, Inc.	76,903	1,311,965
#*	Annexon, Inc.	221,391	850,141
*	Apyx Medical Corp.	17,308	25,097
*	Arcellx, Inc.	99,742	6,795,422
#*	Arcturus Therapeutics Holdings, Inc.	139,163	2,361,596
*	Arcus Biosciences, Inc.	228,174	2,943,445
#*	Artivion, Inc.	239,793	7,423,991
*	Arvinas, Inc.	150,752	2,654,743
*	Assembly Biosciences, Inc.	2,853	39,971
*	Astrana Health, Inc.	164,161	6,052,616
*	Astria Therapeutics, Inc.	33,703	264,906
		Shares	Value†
HEALTH CARE — (Continued)
*	Atea Pharmaceuticals, Inc.	90,832	$277,946
*	AtriCure, Inc.	95,718	3,816,277
*	aTyr Pharma, Inc.	31,997	123,508
*	Aura Biosciences, Inc.	66,619	522,959
*	Avanos Medical, Inc.	196,375	3,381,577
*	Axogen, Inc.	185,576	3,379,339
*	Azenta, Inc.	207,917	11,237,914
#*	Beam Therapeutics, Inc.	327,963	8,500,801
*	BioLife Solutions, Inc.	144,921	3,957,068
#*	Biomea Fusion, Inc.	10,236	42,786
*	Bio-Rad Laboratories, Inc., Class A	25,430	9,177,178
*	Biote Corp., Class A	186,142	947,463
*	Bioventus, Inc., Class A	106,442	1,136,801
#*	Black Diamond Therapeutics, Inc.	59,950	157,069
#*	Brookdale Senior Living, Inc.	851,587	3,942,848
	Bruker Corp.	218,308	12,694,610
*	Cardiff Oncology, Inc.	5,896	23,761
*	CareDx, Inc.	180,780	4,212,174
*	Castle Biosciences, Inc.	107,677	3,044,029
*	Catalyst Pharmaceuticals, Inc.	579,289	13,068,760
*	Certara, Inc.	779,051	11,085,896
*	Charles River Laboratories International, Inc.	89,048	14,671,548
	Chemed Corp.	29,666	16,672,292
††	Chinook Therapeutics, Inc.	363,217	454,021
*	ChromaDex Corp.	18,557	104,476
*	Codexis, Inc.	59,011	247,256
*	Cogent Biosciences, Inc.	175,270	1,631,764
*	Collegium Pharmaceutical, Inc.	183,605	5,897,393
#*	Community Health Systems, Inc.	585,976	1,875,123
#	Concentra Group Holdings Parent, Inc.	757,899	17,666,626
#	CONMED Corp.	163,599	11,743,136
#*	Corcept Therapeutics, Inc.	554,502	37,107,274
*	CorVel Corp.	390,906	45,286,460
#*	CRISPR Therapeutics AG	288,127	11,983,202
*	Cross Country Healthcare, Inc.	257,943	4,699,721
*	CryoPort, Inc.	135,044	1,018,232

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cullinan Therapeutics, Inc.	181,725	$1,919,016
*	CVRx, Inc.	7,660	122,407
*	Cytek Biosciences, Inc.	458,318	2,360,338
*	Day One Biopharmaceuticals, Inc.	68,040	841,655
*	Definitive Healthcare Corp.	91,744	445,876
*	Denali Therapeutics, Inc.	391,373	9,118,991
	Dentsply Sirona, Inc.	427,252	8,442,499
*	Design Therapeutics, Inc.	7,519	36,467
*	Disc Medicine, Inc.	12,851	717,086
*	DocGo, Inc.	12,147	59,399
*	Doximity, Inc., Class A	333,863	19,731,303
*	Dynavax Technologies Corp.	730,230	9,529,501
*	Edgewise Therapeutics, Inc.	123,075	3,448,561
*	Editas Medicine, Inc.	119,283	156,261
*	Elanco Animal Health, Inc.	1,791,871	21,556,208
*	ElectroCore, Inc.	1,267	21,184
*	Electromed, Inc.	59,305	2,040,092
#	Embecta Corp.	60,643	1,087,329
*	Emergent BioSolutions, Inc.	66,688	750,240
*	Enanta Pharmaceuticals, Inc.	28,964	148,006
	Encompass Health Corp.	338,877	33,640,320
*	Enhabit, Inc.	128,881	1,082,600
#*	Enovis Corp.	237,471	11,156,388
	Ensign Group, Inc.	300,806	42,010,566
*	Entrada Therapeutics, Inc.	15,202	204,315
*	Envista Holdings Corp.	389,339	7,989,236
*	Erasca, Inc.	167,654	316,866
*	Evolent Health, Inc., Class A	522,728	5,462,508
#*	Exact Sciences Corp.	130,222	7,298,943
*	Exelixis, Inc.	1,141,581	37,843,410
*	Fate Therapeutics, Inc.	383,544	498,607
*	FONAR Corp.	27,129	427,282
*	Fulcrum Therapeutics, Inc.	214,511	849,464
*	Fulgent Genetics, Inc.	130,035	2,163,782
*	Glaukos Corp.	55,877	8,741,398
#*	GoodRx Holdings, Inc., Class A	447,693	2,135,496
*	Haemonetics Corp.	215,293	14,865,982
		Shares	Value†
HEALTH CARE — (Continued)
#*	Halozyme Therapeutics, Inc.	480,681	$27,225,772
*	Harmony Biosciences Holdings, Inc.	227,724	8,828,859
*	Harvard Bioscience, Inc.	139,208	238,046
*	Health Catalyst, Inc.	112,110	631,179
*	HealthEquity, Inc.	369,598	40,811,011
	HealthStream, Inc.	196,291	6,408,901
*	Henry Schein, Inc.	414,619	33,169,520
#*	Hims & Hers Health, Inc.	711,615	26,529,007
*	ICU Medical, Inc.	58,785	9,661,903
*	Ideaya Biosciences, Inc.	7,418	180,628
*††	IMARA, Inc.	8,795	0
*	Immunovant, Inc.	1,616	35,132
*	Inari Medical, Inc.	8,660	689,942
*	InfuSystem Holdings, Inc.	71,840	581,186
#*	Innovative Eyewear, Inc.	1,311	6,830
#*	Innoviva, Inc.	398,285	7,424,032
*	Inogen, Inc.	57,699	674,501
*	Inotiv, Inc.	5,400	23,112
*	Inovio Pharmaceuticals, Inc.	7,665	16,020
*	Inozyme Pharma, Inc.	87,483	125,976
#*	Inspire Medical Systems, Inc.	91,682	17,740,467
*	Instil Bio, Inc.	2,331	51,888
*	Integer Holdings Corp.	177,937	25,306,200
*	Integra LifeSciences Holdings Corp.	178,039	4,646,818
#*	Intellia Therapeutics, Inc.	420,517	4,339,735
#*	Iovance Biotherapeutics, Inc.	464,776	2,718,940
	iRadimed Corp.	57,164	3,384,680
*	Ironwood Pharmaceuticals, Inc.	29,368	68,721
*	iTeos Therapeutics, Inc.	155,249	1,170,577
#*	Jasper Therapeutics, Inc.	11,595	70,266
#*	Jazz Pharmaceuticals PLC	204,349	25,414,885
*	Joint Corp.	34,849	385,081
*	KalVista Pharmaceuticals, Inc.	134,449	1,197,941
*	Kewaunee Scientific Corp.	15,077	969,451
#*	Kezar Life Sciences, Inc.	1,272	8,243

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Kiniksa Pharmaceuticals International PLC	176,974	$3,468,690
*	Kodiak Sciences, Inc.	13,465	86,176
#*	Krystal Biotech, Inc.	135,476	21,640,936
*	Kura Oncology, Inc.	221,202	1,749,708
*	Kymera Therapeutics, Inc.	50,291	1,991,021
*	Lantheus Holdings, Inc.	337,124	31,187,341
*	Leap Therapeutics, Inc.	12,675	7,099
	LeMaitre Vascular, Inc.	119,234	11,557,352
*	LENSAR, Inc.	102,775	1,140,802
#	LENZ Therapeutics, Inc.	1,979	50,524
*	LifeStance Health Group, Inc.	332,931	2,653,460
*	Ligand Pharmaceuticals, Inc.	80,760	9,412,578
*	LivaNova PLC	231,887	11,582,756
*	MacroGenics, Inc.	167,337	502,011
#*	MannKind Corp.	764,810	4,428,250
*	Maravai LifeSciences Holdings, Inc., Class A	217,329	1,071,432
*	Marker Therapeutics, Inc.	15,900	29,256
*	Masimo Corp.	157,798	27,493,146
*	MaxCyte, Inc.	174,247	785,854
*	Medpace Holdings, Inc.	6,035	2,107,120
*	MeiraGTx Holdings PLC	28,242	177,642
*	Merit Medical Systems, Inc.	308,890	33,631,943
*††	Merrimack Pharmaceuticals, Inc.	88,364	0
	Mesa Laboratories, Inc.	19,511	2,686,470
*	MetaVia, Inc.	355	646
*	MiMedx Group, Inc.	426,608	3,711,490
††	Mirati Therapeutics, Inc.	13,386	39,890
*	ModivCare, Inc.	58,949	235,796
*	Monte Rosa Therapeutics, Inc.	15,985	106,460
*	MoonLake Immunotherapeutics	32,118	1,477,107
*	Myriad Genetics, Inc.	391,069	4,954,844
	National HealthCare Corp.	85,061	8,733,213
	National Research Corp.	102,246	1,704,441
#*	Neogen Corp.	316,829	3,630,860
		Shares	Value†
HEALTH CARE — (Continued)
*	NeoGenomics, Inc.	551,555	$7,887,236
*	Nexgel, Inc.	152	581
*	Nkarta, Inc.	71,212	166,636
*	Nurix Therapeutics, Inc.	6,787	133,772
*	Nuvalent, Inc., Class A	1,546	132,662
*	Nuvation Bio, Inc.	70,009	161,721
*	Olema Pharmaceuticals, Inc.	248,593	1,518,903
*»	OmniAb, Inc. (2200963D US)	30,196	0
*»	OmniAb, Inc. (2200964D US)	30,196	0
#*	OmniAb, Inc. (OABI UQ)	489,630	1,576,609
*	Omnicell, Inc.	262,958	11,830,480
*††	Opiant Pharmaceuticals, Inc.	18,273	0
*	OptimizeRx Corp.	26,310	146,020
*	Option Care Health, Inc.	933,459	28,862,552
*	OraSure Technologies, Inc.	228,544	918,747
*	Organogenesis Holdings, Inc.	140,644	517,570
#	Organon & Co.	751,526	11,693,745
*	ORIC Pharmaceuticals, Inc.	107,492	1,120,067
*	Orthofix Medical, Inc.	52,202	956,863
*	OrthoPediatrics Corp.	90,557	2,173,368
*	Owens & Minor, Inc.	409,120	5,825,869
#*	Pacira BioSciences, Inc.	99,062	2,608,302
	Patterson Cos., Inc.	185,721	5,748,065
*††	PDL BioPharma, Inc.	1,354,466	785,590
*	Pediatrix Medical Group, Inc.	189,099	2,643,604
*	Pennant Group, Inc.	181,247	4,797,608
*	Penumbra, Inc.	91,179	24,342,058
*	PepGen, Inc.	4,559	5,881
*	Performant Healthcare, Inc.	141,381	333,659
	Perrigo Co. PLC	562,753	14,018,177
*	Personalis, Inc.	37,756	197,086
	Phibro Animal Health Corp., Class A	89,063	1,942,464
*	Phreesia, Inc.	11,693	332,783
*	Pliant Therapeutics, Inc.	165,721	1,781,501
»	Poseida Therapeutics, Inc.	44,685	22,342
*	Precision BioSciences, Inc.	4,894	24,519
#	Premier, Inc., Class A	464,676	10,529,558

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Prestige Consumer Healthcare, Inc.	262,982	$20,189,128
*	Privia Health Group, Inc.	435,271	9,945,942
*	Pro-Dex, Inc.	22,198	842,858
*	Progyny, Inc.	374,106	8,668,036
#*	Prothena Corp. PLC	254,119	3,616,113
*	PTC Therapeutics, Inc.	29,004	1,330,703
*	Pulmonx Corp.	86,121	489,167
*	Puma Biotechnology, Inc.	170,817	493,661
*	Quanterix Corp.	158,875	1,460,061
*	QuidelOrtho Corp.	28,322	1,230,874
*	Quipt Home Medical Corp.	6,725	21,722
*	RadNet, Inc.	404,850	26,505,529
*	REGENXBIO, Inc.	204,604	1,651,154
*	Relay Therapeutics, Inc.	203,397	909,185
*	Repligen Corp.	131,527	21,861,103
*	Replimune Group, Inc.	51,617	721,606
*	Revolution Medicines, Inc.	111,240	4,777,758
*††	Rexahn Pharmaceuticals, Inc.	246	0
*	Rezolute, Inc.	22,632	118,818
*	Rigel Pharmaceuticals, Inc.	1,114	24,118
*	Rocket Pharmaceuticals, Inc.	45,448	488,112
*	Rockwell Medical, Inc.	11,666	23,799
*	RxSight, Inc.	80,609	2,730,227
*	Sage Therapeutics, Inc.	12,059	87,428
#*	Sana Biotechnology, Inc.	223,410	719,380
#*	Sanara Medtech, Inc.	2,230	81,016
*	Savara, Inc.	56,258	151,897
#*	Schrodinger, Inc.	232,217	5,822,841
	Select Medical Holdings Corp.	847,215	16,664,719
#*	Semler Scientific, Inc.	29,565	1,536,197
*	Sensus Healthcare, Inc.	34,290	282,378
#*	SI-BONE, Inc.	71,544	1,199,077
	SIGA Technologies, Inc.	291,028	1,740,347
*	Sight Sciences, Inc.	36,016	100,845
#	Simulations Plus, Inc.	82,829	2,842,691
*	Singular Genomics Systems, Inc.	711	14,135
*	Solid Biosciences, Inc.	6,664	21,192
*	Sonida Senior Living, Inc.	1,499	34,612
*	Sotera Health Co.	837,421	11,481,042
		Shares	Value†
HEALTH CARE — (Continued)
#*	SpringWorks Therapeutics, Inc.	110,461	$4,142,287
*	STAAR Surgical Co.	205,540	4,972,013
*	Stoke Therapeutics, Inc.	49,416	567,296
*	Supernus Pharmaceuticals, Inc.	334,588	12,838,142
#*	Surgery Partners, Inc.	530,877	13,532,055
*	Surmodics, Inc.	118,517	4,034,319
*	Sutro Biopharma, Inc.	343,242	659,025
*	Syndax Pharmaceuticals, Inc.	55,320	783,884
*	Tactile Systems Technology, Inc.	77,803	1,362,331
*	Talkspace, Inc.	300,456	931,414
*	Tango Therapeutics, Inc.	163,682	487,772
*	Tarsus Pharmaceuticals, Inc.	40,745	2,190,451
*	Tectonic Therapeutic, Inc.	1,407	76,175
*	Teladoc Health, Inc.	206,537	2,098,416
	Teleflex, Inc.	67,660	12,195,038
*	Terns Pharmaceuticals, Inc.	180,732	806,065
††	Tetraphase Pharmaceuticals, Inc.	2,198	66
*	Theravance Biopharma, Inc.	107,449	1,007,872
*	Third Harmonic Bio, Inc.	16,199	85,207
#*	TransMedics Group, Inc.	68,227	4,608,734
#*	Trevi Therapeutics, Inc.	5,258	20,717
*	TruBridge, Inc.	6,366	158,004
*	TScan Therapeutics, Inc.	17,879	45,949
#*	Twist Bioscience Corp.	192,851	10,099,607
*	Tyra Biosciences, Inc.	2,610	37,741
	U.S. Physical Therapy, Inc.	80,006	7,097,332
*	UFP Technologies, Inc.	40,725	11,185,528
	Utah Medical Products, Inc.	27,369	1,675,804
*	Vanda Pharmaceuticals, Inc.	247,838	1,092,966
*	Varex Imaging Corp.	175,127	2,406,245
*	Veracyte, Inc.	338,851	15,410,943
#*	Vericel Corp.	205,022	12,001,988

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Verve Therapeutics, Inc.	14,242	$108,382
*	Vir Biotechnology, Inc.	69,495	722,748
*	Voyager Therapeutics, Inc.	109,465	596,584
*	Werewolf Therapeutics, Inc.	6,822	9,141
*	Xencor, Inc.	293,412	5,363,571
*	Xenon Pharmaceuticals, Inc.	106,269	4,248,635
*	XOMA Royalty Corp.	2,364	62,906
*	Y-mAbs Therapeutics, Inc.	42,313	252,609
*	Zentalis Pharmaceuticals, Inc.	122,523	213,190
*	Zimvie, Inc.	114,145	1,579,767
*	Zura Bio Ltd.	3,840	7,219
*	Zymeworks, Inc.	149,995	2,189,927
TOTAL HEALTH CARE			1,571,482,727
INDUSTRIALS — (19.6%)
*	3D Systems Corp.	63,287	227,833
	AAON, Inc.	365,478	42,534,330
*	AAR Corp.	202,300	13,707,848
	ABM Industries, Inc.	389,746	20,796,847
	ACCO Brands Corp.	649,436	3,416,033
	Acme United Corp.	19,849	719,526
	Acuity Brands, Inc.	96,289	32,005,501
*	ACV Auctions, Inc., Class A	513,608	10,867,945
	Advanced Drainage Systems, Inc.	14,210	1,718,131
#*	AeroVironment, Inc.	148,075	26,675,711
*	AerSale Corp.	6,149	41,629
	AGCO Corp.	140,505	14,672,937
#	Air Lease Corp.	491,332	22,699,538
*	Air Transport Services Group, Inc.	392,963	8,731,638
	Alamo Group, Inc.	63,998	11,875,469
*	Alaska Air Group, Inc.	443,574	32,491,796
	Albany International Corp., Class A	180,450	14,571,338
#	Alight, Inc., Class A	1,806,392	12,373,785
#	Allegiant Travel Co.	75,049	7,687,269
	Allient, Inc.	128,847	3,248,233
	Allison Transmission Holdings, Inc.	373,397	43,889,083
*	Alpha Pro Tech Ltd.	22,068	118,064
#	Alta Equipment Group, Inc.	113,034	825,148
*	Ameresco, Inc., Class A	198,205	4,485,379
#*	American Airlines Group, Inc.	1,317,184	22,286,753
		Shares	Value†
INDUSTRIALS — (Continued)
#*	American Superconductor Corp.	160,827	$4,224,925
*	American Woodmark Corp.	95,774	7,456,964
*	API Group Corp.	416,813	15,901,416
	Apogee Enterprises, Inc.	169,953	8,671,002
	Applied Industrial Technologies, Inc.	203,985	53,042,220
	ArcBest Corp.	126,155	12,061,680
	Arcosa, Inc.	212,738	21,550,359
	Argan, Inc.	93,072	12,732,250
	Aris Water Solutions, Inc., Class A	111,253	2,840,289
	Armstrong World Industries, Inc.	248,186	37,478,568
	Astec Industries, Inc.	120,994	4,223,901
#*	Astronics Corp. (ATRO US)	125,191	2,215,881
*	Astronics Corp. (ATROB US), Class B	39,754	772,420
*	Asure Software, Inc.	112,813	1,333,450
	Atkore, Inc.	182,302	14,846,675
	Atmus Filtration Technologies, Inc.	126,929	5,308,171
*	Avalon Holdings Corp., Class A	27,805	100,376
*	Avis Budget Group, Inc.	267	23,950
*	AZEK Co., Inc.	652,292	33,416,919
	AZZ, Inc.	132,294	11,349,502
	Barrett Business Services, Inc.	192,689	8,349,214
*	Beacon Roofing Supply, Inc.	369,877	43,771,244
	BGSF, Inc.	17,440	91,211
*	BlackSky Technology, Inc.	3,844	57,622
*	Blade Air Mobility, Inc.	116,442	448,302
#*	Bloom Energy Corp., Class A	113,825	2,683,994
#*	Blue Bird Corp.	124,550	4,436,471
*	BlueLinx Holdings, Inc.	38,288	4,126,681
	Boise Cascade Co.	252,352	31,836,728
*	Bowman Consulting Group Ltd.	16,917	430,199
	Brady Corp., Class A	297,707	22,176,194
*	BrightView Holdings, Inc.	231,602	3,650,048
	Brink's Co.	229,127	21,384,423
*	Broadwind, Inc.	33,929	57,340
	BWX Technologies, Inc.	176,288	19,908,204

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Byrna Technologies, Inc.	5,660	$153,046
*	Cadeler AS (CDLR US), ADR	43,595	911,571
#	Cadre Holdings, Inc.	99,681	3,842,703
*	Casella Waste Systems, Inc., Class A	312,570	33,613,778
*	CBIZ, Inc.	266,387	22,858,668
#*	CECO Environmental Corp.	232,113	6,573,440
#*	Chart Industries, Inc.	125,929	26,645,317
	Chicago Rivet & Machine Co.	3,975	61,215
*	Cimpress PLC	134,027	8,910,115
	Civeo Corp.	20,236	476,355
#*	Clarivate PLC	2,121,619	11,499,175
	Columbus McKinnon Corp.	153,257	5,581,620
	Comfort Systems USA, Inc.	66,069	28,855,636
*	Commercial Vehicle Group, Inc.	146,451	306,083
	CompX International, Inc.	21,907	536,941
	Concentrix Corp.	1,147	59,965
	Concrete Pumping Holdings, Inc.	104,404	883,258
*	Conduent, Inc.	1,111,719	4,402,407
*	Construction Partners, Inc., Class A	170,510	13,709,004
	Copa Holdings SA, Class A	115,295	10,747,800
*	Core & Main, Inc., Class A	274,549	15,495,546
††	Costa Communications, Inc.	5,954	893
	Costamare, Inc.	594,390	6,930,587
	Covenant Logistics Group, Inc.	113,713	3,150,987
	CRA International, Inc.	43,812	8,043,007
	Crane Co.	159,518	27,169,106
	CSG Systems International, Inc.	184,597	10,852,458
	CSW Industrials, Inc.	86,599	28,561,216
*	Custom Truck One Source, Inc.	165,017	839,937
#*	Dayforce, Inc.	277,537	19,632,967
	Deluxe Corp.	188,785	4,377,924
*	Distribution Solutions Group, Inc.	190,463	6,142,432
*	DLH Holdings Corp.	2,381	17,858
*	DNOW, Inc.	598,615	8,907,391
	Donaldson Co., Inc.	152,147	10,831,345
	Douglas Dynamics, Inc.	155,826	4,028,102
		Shares	Value†
INDUSTRIALS — (Continued)
*	Driven Brands Holdings, Inc.	121,375	$2,003,901
*	Ducommun, Inc.	94,952	6,492,818
	Dun & Bradstreet Holdings, Inc.	1,317,629	16,206,837
*	DXP Enterprises, Inc.	118,488	12,001,650
*	Dycom Industries, Inc.	153,175	28,974,583
	Eastern Co.	31,570	853,021
*	Energy Recovery, Inc.	111,426	1,597,849
	Enerpac Tool Group Corp.	320,342	14,476,255
	EnerSys	211,695	20,549,234
	Ennis, Inc.	176,373	3,659,740
	Enpro, Inc.	120,269	22,333,953
*	Enviri Corp.	235,767	2,258,648
	Esab Corp.	238,858	29,580,175
	ESCO Technologies, Inc.	163,145	21,655,867
	Espey Mfg. & Electronics Corp.	8,095	230,465
*	Everus Construction Group, Inc.	187,225	12,882,952
	EVI Industries, Inc.	17,700	306,918
*	ExlService Holdings, Inc.	856,513	43,048,343
	Exponent, Inc.	270,822	24,826,253
	Federal Signal Corp.	325,114	31,961,957
#*	First Advantage Corp.	350,551	6,618,403
	Flowserve Corp.	478,684	29,975,192
#*	Fluence Energy, Inc.	374,634	4,873,988
*	Fluor Corp.	581,661	28,041,877
*	Forrester Research, Inc.	41,457	632,219
	Fortune Brands Innovations, Inc.	149,358	10,704,488
*	Franklin Covey Co.	81,161	3,076,814
	Franklin Electric Co., Inc.	258,537	25,851,115
*	Frontier Group Holdings, Inc.	74,529	628,279
#	FTAI Infrastructure, Inc.	246,396	1,729,700
*	FTI Consulting, Inc.	155,073	30,293,511
*	Gates Industrial Corp. PLC	745,107	15,416,264
	GATX Corp.	235,921	39,037,848
	Genco Shipping & Trading Ltd.	245,775	3,553,907
*	Gencor Industries, Inc.	113,942	1,753,567
*	Generac Holdings, Inc.	125,684	18,768,392
	Genpact Ltd.	468,509	22,811,703
*	Gibraltar Industries, Inc.	165,450	10,153,667
	Global Industrial Co.	189,412	4,680,371
*	GMS, Inc.	203,784	17,187,143
	Gorman-Rupp Co.	246,161	9,447,659
*	Graham Corp.	43,530	1,977,133

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Granite Construction, Inc.	293,341	$25,855,076
*	Great Lakes Dredge & Dock Corp.	440,352	4,839,468
	Greenbrier Cos., Inc.	175,771	11,646,586
	Griffon Corp.	223,039	16,899,665
*	GXO Logistics, Inc.	370,449	16,836,907
	H&E Equipment Services, Inc.	193,812	17,189,186
*	Hayward Holdings, Inc.	600,244	9,039,675
*	Healthcare Services Group, Inc.	320,011	3,548,922
	Heartland Express, Inc.	326,017	3,729,634
	Heidrick & Struggles International, Inc.	143,504	6,671,501
	Helios Technologies, Inc.	188,782	8,421,565
	Herc Holdings, Inc.	150,997	30,797,348
	Hexcel Corp.	255,084	16,631,477
	Hillenbrand, Inc.	263,807	8,966,800
*	Hillman Solutions Corp.	409,062	4,090,620
	HireQuest, Inc.	703	9,139
#	HNI Corp.	254,184	12,671,072
	Hub Group, Inc., Class A	330,172	14,728,973
*	Hudson Technologies, Inc.	204,867	1,188,229
	Huntington Ingalls Industries, Inc.	13,580	2,678,791
	Hurco Cos., Inc.	23,758	510,559
*	Huron Consulting Group, Inc.	148,382	18,811,870
*	Hyliion Holdings Corp.	27,529	64,693
	Hyster-Yale, Inc.	69,322	3,703,181
*	IBEX Holdings Ltd.	46,475	1,022,915
	ICF International, Inc.	100,033	11,674,851
*	IES Holdings, Inc.	199,706	44,190,944
#*	Innodata, Inc.	74,222	2,752,152
*	Innovative Solutions & Support, Inc.	64,015	747,055
	Insperity, Inc.	165,428	12,408,754
	Insteel Industries, Inc.	142,976	4,101,981
	Interface, Inc.	256,958	6,362,280
*	Janus International Group, Inc.	404,382	3,352,327
#	JBT Marel Corp.	168,966	22,472,478
*	JELD-WEN Holding, Inc.	331,376	2,955,874
#*	JetBlue Airways Corp.	1,480,549	9,742,012
#	Kadant, Inc.	56,357	21,015,525
	Karat Packaging, Inc.	18,430	569,671
	KBR, Inc.	286,567	15,594,976
	Kelly Services, Inc., Class A	155,601	2,190,862
	Kennametal, Inc.	690,060	16,526,937
		Shares	Value†
INDUSTRIALS — (Continued)
	Kforce, Inc.	128,094	$7,138,679
*	Kirby Corp.	239,885	26,183,448
#	Knight-Swift Transportation Holdings, Inc.	368,761	21,052,565
	Korn Ferry	286,804	20,285,647
#*	Kratos Defense & Security Solutions, Inc.	773,604	25,815,165
*	L.B. Foster Co., Class A	48,037	1,336,870
	Landstar System, Inc.	105,414	17,357,469
*	Legalzoom.com, Inc.	527,395	4,741,281
*	Leonardo DRS, Inc.	273,775	9,623,191
*	Limbach Holdings, Inc.	73,188	6,768,426
	Lindsay Corp.	57,054	7,656,076
*	Liquidity Services, Inc.	333,402	11,552,379
	LSI Industries, Inc.	274,313	5,779,775
	Luxfer Holdings PLC	24,854	351,684
*	Lyft, Inc., Class A	999,442	13,532,445
*	Manitowoc Co., Inc.	146,740	1,465,933
	ManpowerGroup, Inc.	182,696	11,001,953
	Marten Transport Ltd.	530,014	8,162,216
#*	MasTec, Inc.	185,394	26,898,815
*	Mastech Digital, Inc.	76,309	1,066,037
*	Masterbrand, Inc.	447,679	7,753,800
*	Matrix Service Co.	112,596	1,526,802
	Matson, Inc.	192,157	27,257,470
	Matthews International Corp., Class A	50,212	1,405,434
	Maximus, Inc.	214,471	16,147,522
*	Mayville Engineering Co., Inc.	44,592	706,783
	McGrath RentCorp	118,345	14,517,381
*	Mercury Systems, Inc.	263,013	10,965,012
*	Middleby Corp.	149,162	25,527,585
#	Miller Industries, Inc.	68,352	4,509,181
	MillerKnoll, Inc.	286,805	6,435,904
*	Mistras Group, Inc.	128,992	1,279,601
#*	Montrose Environmental Group, Inc.	142,101	2,958,543
	Moog, Inc., Class A	196,687	35,730,160
*	MRC Global, Inc.	375,343	5,510,035
	MSA Safety, Inc.	208,831	34,400,731
	MSC Industrial Direct Co., Inc., Class A	165,823	13,333,827
	Mueller Industries, Inc.	602,048	47,411,280
	Mueller Water Products, Inc., Class A	821,797	18,901,331
*	MYR Group, Inc.	84,669	11,986,590
	National Presto Industries, Inc.	30,749	2,957,131
*	Net Power, Inc.	3,130	26,887
*	NEXTracker, Inc., Class A	387,457	19,535,582
	NL Industries, Inc.	109,368	842,134

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NN, Inc.	28,556	$86,810
*	Northwest Pipe Co.	72,615	3,511,661
*	NV5 Global, Inc.	345,580	6,510,727
	Omega Flex, Inc.	42,209	1,661,346
*	OPENLANE, Inc.	480,156	9,751,968
*	Orion Group Holdings, Inc.	155,264	1,223,480
	Oshkosh Corp.	232,837	27,102,227
*	PAMT Corp.	152,414	2,440,148
	Pangaea Logistics Solutions Ltd.	129,901	681,980
	Park Aerospace Corp.	86,680	1,255,993
	Park-Ohio Holdings Corp.	52,229	1,299,458
*	Parsons Corp.	254,908	20,206,557
*	Paycor HCM, Inc.	3,359	74,335
*	Paylocity Holding Corp.	111,730	22,962,750
*	Perma-Fix Environmental Services, Inc.	8,310	85,011
*	Perma-Pipe International Holdings, Inc.	34,113	518,176
	Pioneer Power Solutions, Inc.	17,282	63,425
*	Planet Labs PBC	174,585	1,064,969
#	Powell Industries, Inc.	95,807	22,972,602
	Preformed Line Products Co.	35,183	5,292,931
	Primoris Services Corp.	356,386	27,359,753
*	Proto Labs, Inc.	169,617	7,078,117
*	Pursuit Attractions & Hospitality, Inc.	91,901	3,630,090
	Quad/Graphics, Inc.	161,068	1,082,377
	Quanex Building Products Corp.	222,115	4,664,415
*	Quest Resource Holding Corp.	12,483	73,026
*	Radiant Logistics, Inc.	356,544	2,502,939
*	RBC Bearings, Inc.	64,150	22,372,313
*	RCM Technologies, Inc.	64,897	1,267,438
	Regal Rexnord Corp.	2,704	429,206
*	Resideo Technologies, Inc.	562,495	12,667,387
	Resources Connection, Inc.	138,511	1,163,492
	REV Group, Inc.	310,184	10,763,385
	Robert Half, Inc.	255,447	16,550,411
#*	Rocket Lab USA, Inc.	350,000	10,167,500
	Rush Enterprises, Inc. (RUSHA US), Class A	410,726	24,951,605
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc. (RUSHB US), Class B	111,364	$6,383,384
*	RXO, Inc.	422,854	10,846,205
	Ryder System, Inc.	50,823	8,101,694
	Schneider National, Inc., Class B	329,245	9,795,039
	Science Applications International Corp.	191,894	20,778,282
	Sensata Technologies Holding PLC	439,625	11,940,215
*	Servotronics, Inc.	1,500	16,725
	Shyft Group, Inc.	279,991	3,362,692
*	SIFCO Industries, Inc.	14,255	55,364
	Simpson Manufacturing Co., Inc.	224,601	37,732,968
*	SiteOne Landscape Supply, Inc.	114,973	16,360,658
*	Skillsoft Corp.	1,013	30,390
*	SkyWest, Inc.	214,195	25,900,459
*	SPX Technologies, Inc.	231,382	34,364,855
	Standex International Corp.	79,230	14,475,321
	Steelcase, Inc., Class A	414,196	4,754,970
*	Sterling Infrastructure, Inc.	194,172	27,653,976
*	Stratasys Ltd.	66,969	623,481
*	Sun Country Airlines Holdings, Inc.	75,185	1,275,138
#*	Sunrun, Inc.	811,203	7,341,387
#*	TaskUS, Inc., Class A	78,472	1,290,864
*	Taylor Devices, Inc.	1,696	56,646
	Tecnoglass, Inc.	162,870	12,378,120
	Tennant Co.	108,107	9,245,311
	Terex Corp.	370,264	17,805,996
*	Thermon Group Holdings, Inc.	170,781	4,727,218
	Timken Co.	372,178	29,874,728
*	Titan International, Inc.	399,151	3,524,503
*	Titan Machinery, Inc.	157,608	2,950,422
	Toro Co.	86,723	7,221,424
*	Transcat, Inc.	46,777	3,602,765
*	Trex Co., Inc.	288,497	21,011,237
	TriNet Group, Inc.	190,236	17,766,140
	Trinity Industries, Inc.	451,253	17,070,901
*	Triumph Group, Inc.	31,142	583,601
*	TrueBlue, Inc.	87,923	716,572
#	TTEC Holdings, Inc.	80,525	304,385
*	Tutor Perini Corp.	276,512	6,661,174
	Twin Disc, Inc.	55,883	630,919
	UFP Industries, Inc.	323,079	37,364,086
*	Ultralife Corp.	100,410	761,108
	UniFirst Corp.	78,789	16,886,058
	Universal Logistics Holdings, Inc.	127,719	5,647,734

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Upwork, Inc.	499,540	$7,872,750
*	V2X, Inc.	98,937	5,157,586
	Valmont Industries, Inc.	105,000	34,834,800
*	Verra Mobility Corp.	665,304	17,557,373
	Vestis Corp.	268,718	3,756,678
*	Vicor Corp.	131,856	6,743,116
	Virco Mfg. Corp.	39,152	426,757
*	VirTra, Inc.	29,728	189,367
#	VSE Corp.	85,811	8,782,756
	Wabash National Corp.	299,131	4,666,444
	Watts Water Technologies, Inc., Class A	145,390	30,063,744
#	Werner Enterprises, Inc.	421,316	15,209,508
	WESCO International, Inc.	57,217	10,585,145
*	Willdan Group, Inc.	30,134	1,065,086
	Willis Lease Finance Corp.	32,308	6,265,167
*	WillScot Holdings Corp.	425,872	15,782,816
	Woodward, Inc.	4,929	913,097
#*	Xometry, Inc., Class A	141,409	4,696,193
	Zurn Elkay Water Solutions Corp.	332,361	13,108,318
TOTAL INDUSTRIALS			3,564,002,184
INFORMATION TECHNOLOGY — (11.4%)
*	8x8, Inc.	99,580	278,824
*	908 Devices, Inc.	29,922	74,805
	A10 Networks, Inc.	326,932	6,411,137
*	ACCESS Newswire, Inc.	13,122	132,007
*	ACI Worldwide, Inc.	617,866	33,086,724
	Adeia, Inc.	470,415	6,044,833
*	ADTRAN Holdings, Inc.	7,491	77,682
	Advanced Energy Industries, Inc.	199,914	23,006,103
*	Aeva Technologies, Inc.	5,325	22,578
*	Agilysys, Inc.	58,345	5,263,886
*	Airgain, Inc.	2,708	18,604
*	Alarm.com Holdings, Inc.	296,148	17,967,299
#*	Alithya Group, Inc., Class A	58,809	68,807
*	Alkami Technology, Inc.	335,160	11,660,216
*	Allegro MicroSystems, Inc.	542,196	13,061,502
*	Alpha & Omega Semiconductor Ltd.	152,414	5,855,746
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Altair Engineering, Inc., Class A	219,611	$24,234,074
*	Ambarella, Inc.	138,620	10,634,926
	Amdocs Ltd.	37,291	3,288,693
#	Amkor Technology, Inc.	1,307,269	32,171,890
*	Amtech Systems, Inc.	86,064	434,623
*	Appfolio, Inc., Class A	22,971	5,373,147
#*	Applied Optoelectronics, Inc.	126,651	3,536,096
*	Arlo Technologies, Inc.	1,923	22,518
*	Arrow Electronics, Inc.	155,726	18,149,865
*	ASGN, Inc.	232,053	20,469,395
*	AstroNova, Inc.	40,013	464,151
#*	Aurora Innovation, Inc.	2,670,444	18,159,019
*	AvePoint, Inc.	617,096	11,589,063
*	Aviat Networks, Inc.	52,863	1,007,040
	Avnet, Inc.	518,154	26,767,836
*	Aware, Inc.	28,531	47,647
*	Axcelis Technologies, Inc.	163,373	11,109,364
*	AXT, Inc.	8,558	17,886
*	Backblaze, Inc., Class A	100	605
	Badger Meter, Inc.	156,071	33,385,148
	Bel Fuse, Inc. (BELFA US), Class A	10,995	908,297
	Bel Fuse, Inc. (BELFB US), Class B	60,774	4,928,771
	Belden, Inc.	283,684	33,040,675
	Benchmark Electronics, Inc.	213,760	9,119,002
*	Bill Holdings, Inc.	305,521	29,565,267
*	BK Technologies Corp.	17,076	571,363
*	Blackbaud, Inc.	266,271	20,542,808
#*	BlackLine, Inc.	200,730	12,816,610
*	Box, Inc., Class A	697,122	23,276,904
#*	C3.ai, Inc., Class A	134,127	4,204,881
*	Calix, Inc.	349,178	13,855,383
*	CCC Intelligent Solutions Holdings, Inc.	1,603,479	17,814,652
#*	Cerence, Inc.	40,169	500,506
*	CEVA, Inc.	124,043	3,995,425
*	Ciena Corp.	337,924	29,446,697
#*	Cipher Mining, Inc.	200,515	1,148,951
*	Cirrus Logic, Inc.	278,988	28,021,555
#	Clear Secure, Inc., Class A	278,709	6,597,042
#*	Clearfield, Inc.	34,251	1,249,819
	Climb Global Solutions, Inc.	25,007	3,169,137
*	Coda Octopus Group, Inc.	2,667	21,469
	Cognex Corp.	388,981	15,520,342
*	Cohu, Inc.	293,289	6,719,251

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Commvault Systems, Inc.	180,307	$28,715,693
*	Comtech Telecommunications Corp.	18,003	36,006
*	Consensus Cloud Solutions, Inc.	67,534	1,912,563
*	CoreCard Corp.	34,016	786,110
#*	Corsair Gaming, Inc.	238,741	2,186,868
*	CPI Card Group, Inc.	5,657	162,752
#	Crane NXT Co.	205,102	13,120,375
*	Credo Technology Group Holding Ltd.	682,289	47,773,876
*	Crexendo, Inc.	4,563	26,329
*	CS Disco, Inc.	170,856	861,114
	CSP, Inc.	52,803	1,055,004
	CTS Corp.	203,736	10,408,872
*	CVD Equipment Corp.	8,212	29,153
*	Daily Journal Corp.	5,585	2,290,408
*	Daktronics, Inc.	287,877	4,724,062
*	Data I/O Corp.	31,665	97,212
*	Diebold Nixdorf, Inc.	40,141	1,737,704
*	Digi International, Inc.	233,831	7,307,219
#*	DigitalOcean Holdings, Inc.	331,472	13,749,459
*	Diodes, Inc.	265,496	15,658,954
	Dolby Laboratories, Inc., Class A	132,623	11,104,524
*	DoubleVerify Holdings, Inc.	319,814	6,591,367
*	Dropbox, Inc., Class A	712,616	22,910,604
*	DXC Technology Co.	1,263,318	27,439,267
*	E2open Parent Holdings, Inc.	820,954	2,159,109
#*	Eastman Kodak Co.	105,018	776,083
*	eGain Corp.	105,821	645,508
*	Elastic NV	28,814	3,243,880
*	Enfusion, Inc., Class A	162,146	1,809,549
#*	Enphase Energy, Inc.	117,268	7,303,451
*	ePlus, Inc.	142,567	11,391,103
*	EverCommerce, Inc.	31,031	314,654
*	Everspin Technologies, Inc.	93,112	569,845
*	Expensify, Inc., Class A	7,575	27,119
*	Extreme Networks, Inc.	324,782	5,134,803
*	Fabrinet	189,336	40,936,337
*	FARO Technologies, Inc.	64,767	2,054,409
#*	Fastly, Inc., Class A	178,996	1,874,088
*	Five9, Inc.	113,684	4,659,907
*	FormFactor, Inc.	406,621	16,285,171
	Frequency Electronics, Inc.	56,362	942,936
*	Freshworks, Inc., Class A	863,743	16,065,620
*	Globant SA	99,043	21,127,853
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Grid Dynamics Holdings, Inc.	289,855	$6,547,824
	Hackett Group, Inc.	232,080	7,166,630
*	Harmonic, Inc.	696,007	7,850,959
#*	HashiCorp, Inc., Class A	188,259	6,438,458
*	Ichor Holdings Ltd.	196,285	5,389,986
*	Identiv, Inc.	5,061	17,511
	Immersion Corp.	15,378	128,714
#*	indie Semiconductor, Inc., Class A	484,533	1,986,585
*	Infinera Corp.	543,001	3,594,667
*	Informatica, Inc., Class A	355,137	9,119,918
	Information Services Group, Inc.	59,649	182,526
#*	Insight Enterprises, Inc.	176,395	30,472,236
*	Intapp, Inc.	257,689	18,370,649
#	InterDigital, Inc.	167,666	30,679,525
*	inTEST Corp.	66,790	611,128
*	Intevac, Inc.	53,224	187,348
*	IPG Photonics Corp.	157,859	11,575,800
*	Itron, Inc.	304,757	32,718,712
*	Jamf Holding Corp.	493,200	7,452,252
*	JFrog Ltd.	461,149	16,029,539
*	Key Tronic Corp.	48,645	177,554
*	Kimball Electronics, Inc.	133,655	2,429,848
*	Knowles Corp.	596,263	11,287,259
	Kulicke & Soffa Industries, Inc.	282,828	12,543,422
*	KVH Industries, Inc.	115,064	703,041
*	Kyndryl Holdings, Inc.	1,120,611	42,538,394
*	Lantronix, Inc.	167,087	656,652
*	Lattice Semiconductor Corp.	340,883	19,437,149
*	LGL Group, Inc.	15,751	103,957
*	Life360, Inc.	2,822	129,022
	Littelfuse, Inc.	78,131	18,623,305
*	LiveRamp Holdings, Inc.	377,896	12,848,464
	Logility Supply Chain Solutions, Inc.	269,815	3,809,788
*	Lumentum Holdings, Inc.	219,581	18,677,560
#*	MACOM Technology Solutions Holdings, Inc.	234,307	30,987,101
*	Magnachip Semiconductor Corp.	31,888	129,146
*	Matterport, Inc.	563,825	2,937,528
*	MaxLinear, Inc.	279,127	4,985,208
*	Meridianlink, Inc.	151,460	2,915,605
	Methode Electronics, Inc.	162,100	1,834,972

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Mirion Technologies, Inc.	750,965	$11,895,286
*	Mitek Systems, Inc.	211,964	2,162,033
	MKS Instruments, Inc.	61,939	7,016,450
*	M-Tron Industries, Inc.	7,875	463,837
*	N-able, Inc.	666,630	6,459,645
	Napco Security Technologies, Inc.	195,679	7,181,419
#*	Navitas Semiconductor Corp.	267,553	810,686
*	nCino, Inc.	301,679	10,260,103
#*	NCR Voyix Corp.	601,808	7,396,220
*	NETGEAR, Inc.	151,954	4,201,528
*	NetScout Systems, Inc.	423,886	10,105,442
	Network-1 Technologies, Inc.	135,577	184,385
*	nLight, Inc.	203,307	2,270,939
*	Novanta, Inc.	190,932	28,574,883
	NVE Corp.	25,650	1,838,079
*	Olo, Inc., Class A	336,708	2,484,905
*	ON24, Inc.	173,405	1,194,760
	OneSpan, Inc.	166,968	3,212,464
*	Onto Innovation, Inc.	61,696	12,632,873
*	Ooma, Inc.	45,373	652,010
*	Optical Cable Corp.	19,296	95,129
*	OSI Systems, Inc.	87,929	17,272,773
*	Ouster, Inc.	66,626	663,595
*	PAR Technology Corp.	154,121	11,187,643
	PC Connection, Inc.	133,963	9,942,734
*	PDF Solutions, Inc.	203,560	5,671,182
	Pegasystems, Inc.	180,211	19,515,049
#*	Penguin Solutions, Inc.	344,276	6,981,917
*	Photronics, Inc.	354,189	8,142,805
*	Plexus Corp.	167,557	23,744,502
	Power Integrations, Inc.	301,572	18,793,967
*	Powerfleet, Inc. NJ	281,794	1,665,403
#*	Procore Technologies, Inc.	183,126	14,569,505
	Progress Software Corp.	227,681	13,052,952
*	Q2 Holdings, Inc.	236,912	22,546,915
*	Qorvo, Inc.	46,473	3,856,330
*	Qualys, Inc.	195,342	27,232,628
*	Rambus, Inc.	447,828	27,595,161
*	Rapid7, Inc.	17,684	681,188
#	Red Violet, Inc.	28,980	1,054,872
	ReposiTrak, Inc.	823	17,390
*	RF Industries Ltd.	18,967	99,197
*	Ribbon Communications, Inc.	511,083	2,095,440
	Richardson Electronics Ltd.	78,889	1,041,335
*	Rimini Street, Inc.	37,270	107,338
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	RingCentral, Inc., Class A	128,047	$4,458,597
*	Rogers Corp.	100,011	9,306,024
*	Sanmina Corp.	299,702	25,094,048
	Sapiens International Corp. NV	184,996	5,061,491
*	ScanSource, Inc.	151,203	6,327,846
*	SecureWorks Corp., Class A	9,747	82,947
*	SEMrush Holdings, Inc., Class A	210,072	3,663,656
#*	SentinelOne, Inc., Class A	893,875	21,408,306
*	SigmaTron International, Inc.	4,390	7,068
*††	Silicon Graphics, Inc.	10,199	0
*	Silicon Laboratories, Inc.	138,969	18,842,807
#*	SiTime Corp.	59,674	12,185,431
*	SkyWater Technology, Inc.	2,890	29,854
*	SmartRent, Inc.	55,881	82,145
	SolarWinds Corp.	605,264	9,006,328
*	Sonim Technologies, Inc.	1,523	4,356
*	SoundThinking, Inc.	30,922	412,809
*	Sprinklr, Inc., Class A	288,257	2,568,370
*	SPS Commerce, Inc.	135,068	24,944,358
»	SRAX, Inc.	70,653	7,065
*	Synaptics, Inc.	209,559	17,791,559
*	Synchronoss Technologies, Inc.	10,632	105,044
*	Telos Corp.	105,457	327,971
*	Tenable Holdings, Inc.	23,627	1,018,087
*	Teradata Corp.	275,106	8,778,632
#*	Terawulf, Inc.	1,338,783	6,385,995
*	TransAct Technologies, Inc.	41,999	188,156
*	Trio-Tech International	12,740	77,078
*	TTM Technologies, Inc.	631,904	15,538,519
*	Turtle Beach Corp.	82,878	1,471,084
*	Twilio, Inc., Class A	25	3,665
*	UiPath, Inc., Class A	1,145,919	16,294,968
*	Ultra Clean Holdings, Inc.	270,635	9,978,312
*	Unisys Corp.	290,829	1,936,921
#*	Unity Software, Inc.	895,251	19,874,572
	Universal Display Corp.	89,867	13,472,861
*	Upland Software, Inc.	6,403	26,893
*	Veeco Instruments, Inc.	281,073	7,133,633
*	Verint Systems, Inc.	363,410	9,223,346
*	Vertex, Inc., Class A	255,798	14,772,334
*	Viant Technology, Inc., Class A	62,257	1,377,747
#*	Viavi Solutions, Inc.	1,182,785	14,240,731

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vishay Intertechnology, Inc.	831,433	$14,076,161
*	Vishay Precision Group, Inc.	83,045	1,934,948
	Vontier Corp.	579,107	22,324,575
*	WidePoint Corp.	13,930	52,934
#*	Wolfspeed, Inc.	73,516	450,653
#	Xerox Holdings Corp.	514,102	4,390,431
*	Xperi, Inc.	189,823	1,712,203
#*	Yext, Inc.	347,449	2,286,214
*	Zeta Global Holdings Corp., Class A	87,839	1,611,846
TOTAL INFORMATION TECHNOLOGY			2,064,187,884
MATERIALS — (5.3%)
	AdvanSix, Inc.	116,795	3,653,348
	Alcoa Corp.	616,201	21,764,219
*	Alpha Metallurgical Resources, Inc.	64,557	11,824,906
*	Alto Ingredients, Inc.	84,087	137,062
	American Vanguard Corp.	89,534	553,320
*	Ampco-Pittsburgh Corp.	4,014	10,035
#*	Arcadium Lithium PLC	1,062,686	6,099,818
	Ardagh Metal Packaging SA	92,317	255,718
*	Arq, Inc.	11,049	68,946
*	Ascent Industries Co.	43,974	496,466
	Ashland, Inc.	212,703	13,504,513
#*	Aspen Aerogels, Inc.	334,457	3,909,802
*	ATI, Inc.	615,494	35,138,552
	Avient Corp.	469,364	20,135,716
*	Axalta Coating Systems Ltd.	678,972	24,402,254
	Balchem Corp.	170,668	27,300,053
	Berry Global Group, Inc.	336,096	22,827,640
*	Bioceres Crop Solutions Corp.	9,257	63,410
	Cabot Corp.	345,262	29,854,805
	Caledonia Mining Corp. PLC	16,455	154,512
	Carpenter Technology Corp.	329,599	63,632,383
	Celanese Corp.	4,347	308,811
*	Century Aluminum Co.	492,378	9,000,670
	Chemours Co.	343,525	6,523,540
*	Clearwater Paper Corp.	88,752	2,853,377
#*	Cleveland-Cliffs, Inc.	1,201,667	12,305,070
*	Coeur Mining, Inc.	1,741,048	11,490,917
	Commercial Metals Co.	596,626	28,930,395
	Compass Minerals International, Inc.	15,665	182,654
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	46,870	$692,270
	Crown Holdings, Inc.	36,315	3,190,636
*	Dakota Gold Corp.	49,807	110,572
	Eagle Materials, Inc.	76,452	19,628,287
*	Ecovyst, Inc.	487,066	3,779,632
	Element Solutions, Inc.	1,612,787	41,626,033
	Ferroglobe PLC	411,917	1,602,357
	First Majestic Silver Corp. (AG US)	298,809	1,703,211
*	Flotek Industries, Inc.	4,512	41,736
	FMC Corp.	284,743	15,882,965
	Fortitude Gold Corp.	179,751	941,895
	Friedman Industries, Inc.	63,820	968,149
#	Graphic Packaging Holding Co.	674,212	18,493,635
	Greif, Inc. (GEF US), Class A	183,279	11,220,340
	Greif, Inc. (GEF/B US), Class B	25,262	1,600,853
	Hawkins, Inc.	138,175	14,772,289
	HB Fuller Co.	289,885	18,300,440
	Hecla Mining Co.	2,742,754	15,578,843
	Huntsman Corp.	596,935	10,046,416
*	Idaho Strategic Resources, Inc.	3,678	47,005
*	Ingevity Corp.	150,523	6,826,218
	Innospec, Inc.	130,945	14,842,616
*	Intrepid Potash, Inc.	67,191	1,766,451
	Kaiser Aluminum Corp.	90,119	6,308,330
*	Knife River Corp.	228,602	23,678,595
	Koppers Holdings, Inc.	129,899	3,865,794
	Kronos Worldwide, Inc.	230,769	2,213,075
	Louisiana-Pacific Corp.	368,756	43,133,389
*	LSB Industries, Inc.	329,845	2,783,892
*	Magnera Corp.	118,046	2,202,738
	Materion Corp.	110,097	11,119,797
	Mativ Holdings, Inc.	248,068	2,369,049
*	McEwen Mining, Inc.	38,822	319,893
	Mercer International, Inc.	475,150	3,197,760
*	Metallus, Inc.	319,594	4,774,734
	Minerals Technologies, Inc.	216,170	16,578,077
	Mosaic Co.	426,107	11,884,124
#*	MP Materials Corp.	366,667	8,052,007
	Myers Industries, Inc.	284,645	3,427,126
	NewMarket Corp.	30,639	15,258,835
*	Nexa Resources SA	13,494	84,203
	Northern Technologies International Corp.	41,625	492,840
*	O-I Glass, Inc.	436,603	5,213,040
	Olin Corp.	343,012	10,046,822

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Olympic Steel, Inc.	76,313	$2,630,509
	Orion SA	306,702	4,278,493
	Pactiv Evergreen, Inc.	104,268	1,849,714
*	Perimeter Solutions, Inc.	94,288	1,178,600
#	Quaker Chemical Corp.	60,084	8,482,659
	Radius Recycling, Inc.	152,007	1,825,604
#	Ramaco Resources, Inc. (METC US), Class A	125,132	1,185,000
	Ramaco Resources, Inc. (METCB US), Class B	7,305	64,357
*	Ranpak Holdings Corp.	178,171	1,304,212
*	Rayonier Advanced Materials, Inc.	272,858	2,182,864
††	Resolute Forest Products, Inc.	595,780	158,656
	Royal Gold, Inc.	100,693	14,078,895
	Ryerson Holding Corp.	233,512	5,221,328
	Scotts Miracle-Gro Co.	15,451	1,096,403
	Sealed Air Corp.	425,109	14,806,546
	Sensient Technologies Corp.	259,976	19,630,788
	Silgan Holdings, Inc.	606,874	33,390,208
#*	Smith-Midland Corp.	10,360	414,711
	Sonoco Products Co.	331,091	15,773,175
	Stepan Co.	132,549	8,402,281
*	Summit Materials, Inc., Class A	14,471	756,978
	SunCoke Energy, Inc.	452,527	4,249,229
	Sylvamo Corp.	168,777	13,519,038
*	Tredegar Corp.	93,361	732,884
	TriMas Corp.	215,699	5,241,486
	Tronox Holdings PLC	659,311	6,771,124
*	U.S. Gold Corp.	809	5,979
	U.S. Lime & Minerals, Inc.	178,985	19,792,161
	U.S. Steel Corp.	362,879	13,372,091
	Warrior Met Coal, Inc.	175,363	9,253,906
	Worthington Steel, Inc.	331,956	9,643,322
TOTAL MATERIALS			959,343,082
REAL ESTATE — (0.5%)
*	AMREP Corp.	11,209	340,305
*	Anywhere Real Estate, Inc.	242,973	877,132
*	CKX Lands, Inc.	5,107	57,658
*	Compass, Inc., Class A	84,368	611,668
*	Comstock Holding Cos., Inc.	19,084	158,588
*	Cushman & Wakefield PLC	872,782	12,035,664
*	Douglas Elliman, Inc.	10,135	18,040
		Shares	Value†
REAL ESTATE — (Continued)
	eXp World Holdings, Inc.	21,718	$247,151
*	Five Point Holdings LLC, Class A	8,920	58,604
*	Forestar Group, Inc.	211,666	5,050,351
*	FRP Holdings, Inc.	171,481	5,237,030
*	Howard Hughes Holdings, Inc.	200,043	15,277,284
*	Jones Lang LaSalle, Inc.	5,073	1,434,644
*»	JW Mays, Inc.	200	8,302
	Kennedy-Wilson Holdings, Inc.	379,849	3,437,633
	Marcus & Millichap, Inc.	182,499	6,964,162
*	Maui Land & Pineapple Co., Inc.	93,972	1,891,656
	Newmark Group, Inc., Class A	580,681	8,205,022
#*	Opendoor Technologies, Inc.	611,497	843,866
*	Rafael Holdings, Inc., Class B	17,033	35,088
*	RE/MAX Holdings, Inc., Class A	45,973	458,811
	RMR Group, Inc., Class A	65,095	1,215,324
#*	Seaport Entertainment Group, Inc.	50,403	1,341,224
	St. Joe Co.	303,448	14,595,849
*	Stratus Properties, Inc.	34,606	667,550
*	Tejon Ranch Co.	116,630	1,891,739
TOTAL REAL ESTATE			82,960,345
UTILITIES — (2.7%)
	AES Corp.	1,017,780	11,195,580
	ALLETE, Inc.	287,291	18,852,035
*	Altus Power, Inc.	322,059	1,297,898
	American States Water Co.	198,436	14,783,482
	Artesian Resources Corp., Class A	80,992	2,510,752
	Avista Corp.	420,394	15,394,828
	Black Hills Corp.	288,167	16,924,048
#	Brookfield Infrastructure Corp., Class A	445,253	18,575,955
	California Water Service Group	335,209	15,181,616
	Chesapeake Utilities Corp.	119,133	14,564,009
	Clearway Energy, Inc. (CWEN US), Class C	326,673	8,470,631

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Clearway Energy, Inc. (CWENA US), Class A	132,629	$3,253,389
	Consolidated Water Co. Ltd.	100,422	2,629,048
	Essential Utilities, Inc.	23,883	847,369
	Genie Energy Ltd., Class B	179,580	2,573,381
	Global Water Resources, Inc.	26,333	302,830
*	Hawaiian Electric Industries, Inc.	194,263	1,775,564
#	IDACORP, Inc.	176,156	19,366,591
	MDU Resources Group, Inc.	730,030	13,009,135
#	MGE Energy, Inc.	217,910	19,579,214
	Middlesex Water Co.	105,105	5,322,517
*	Montauk Renewables, Inc.	184,254	770,182
	National Fuel Gas Co.	276,811	19,385,074
	New Jersey Resources Corp.	526,244	25,233,400
	Northwest Natural Holding Co.	157,886	6,302,809
	Northwestern Energy Group, Inc.	325,298	17,536,815
	OGE Energy Corp.	543,719	22,961,253
	ONE Gas, Inc.	249,575	17,629,978
	Ormat Technologies, Inc.	266,023	17,065,376
#	Otter Tail Corp.	247,230	19,046,599
	Pinnacle West Capital Corp.	224,253	19,501,041
	Portland General Electric Co.	436,179	17,944,404
*	Pure Cycle Corp.	102,327	1,202,342
	RGC Resources, Inc.	31,616	672,472
	SJW Group	164,930	8,284,434
	Southwest Gas Holdings, Inc.	283,034	21,136,979
	Shares	Value†
UTILITIES — (Continued)
Spire, Inc.	306,460	$21,746,402
# TXNM Energy, Inc.	473,558	22,896,529
UGI Corp.	571,421	17,559,767
Unitil Corp.	113,072	6,057,267
York Water Co.	125,068	3,868,353
TOTAL UTILITIES		493,211,348
TOTAL COMMON STOCKS		16,691,714,572
RIGHTS/WARRANTS — (0.0%)
INDUSTRIALS — (0.0%)
*» TurnOnGreen, Inc. Warrants 07/14/2028, 11.500%	90,960	109
TOTAL RIGHTS/WARRANTS		109
TOTAL INVESTMENT SECURITIES (Cost $9,732,351,095)		16,691,714,681

TEMPORARY CASH INVESTMENTS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	136,123,340	136,123,340
SECURITIES LENDING COLLATERAL — (7.3%)
@§	The DFA Short Term Investment Fund	115,329,263	1,334,128,918
TOTAL INVESTMENTS — (100.0%)
(Cost $11,202,480,595)^^			$18,161,966,939
As of January 31, 2025, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	450	03/21/25	$136,887,465	$136,513,125	$(374,340)
Total Futures Contracts			$136,887,465	$136,513,125	$(374,340)

U.S. Small Cap Portfolio
CONTINUED
As of January 31, 2025, the value of Rule 144A securities amounted to $2,182,624 or 0.0% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$397,892,254	$17,741	—	$397,909,995
Consumer Discretionary	2,391,899,703	—	—	2,391,899,703
Consumer Staples	733,556,847	204,723	—	733,761,570
Energy	783,853,297	—	—	783,853,297
Financials	3,649,056,325	46,112	—	3,649,102,437
Health Care	1,569,945,683	22,342	$1,514,702	1,571,482,727
Industrials	3,564,001,291	—	893	3,564,002,184
Information Technology	2,064,180,819	7,065	—	2,064,187,884
Materials	959,184,426	—	158,656	959,343,082
Real Estate	82,952,043	8,302	—	82,960,345
Utilities	493,211,348	—	—	493,211,348
Rights/Warrants
Industrials	—	109	—	109
Temporary Cash Investments	136,123,340	—	—	136,123,340
Securities Lending Collateral	—	1,334,128,918	—	1,334,128,918
Total Investments in Securities	$16,825,857,376	$1,334,435,312	$1,674,251˂˃	$18,161,966,939
Financial Instruments
Liabilities
Futures Contracts**	(374,340)	—	—	(374,340)
Total Financial Instruments	$(374,340)	—	—	$(374,340)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.9%)
COMMUNICATION SERVICES — (3.1%)
#*	Advantage Solutions, Inc.	388,435	$1,025,468
*	Altice USA, Inc., Class A	481,021	1,351,669
*	AMC Networks, Inc., Class A	131,621	1,267,510
*	Anterix, Inc.	72,354	2,067,154
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	61,107	2,608,658
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	203,906	7,901,357
	ATN International, Inc.	65,558	1,019,427
*	Bandwidth, Inc., Class A	104,564	1,858,102
*	Boston Omaha Corp., Class A	107,467	1,562,570
*	Bumble, Inc., Class A	465,585	3,775,894
#	Cable One, Inc.	18,175	5,525,382
*	Cardlytics, Inc.	22,362	68,428
*	Cargurus, Inc.	444,224	17,413,581
*	Cars.com, Inc.	358,043	6,416,131
#*	Cinemark Holdings, Inc.	550,854	15,770,950
#	Cogent Communications Holdings, Inc.	33,828	2,548,601
*	DHI Group, Inc.	141,056	399,188
	Emerald Holding, Inc.	774	3,483
	Entravision Communications Corp., Class A	810,206	1,741,943
*	Eventbrite, Inc., Class A	181,781	576,246
*	EverQuote, Inc., Class A	57,997	1,171,539
*	EW Scripps Co., Class A	296,165	556,790
*	Gaia, Inc.	49,648	279,022
*	Gambling.com Group Ltd.	25,532	359,746
*	Gannett Co., Inc.	603,694	2,728,697
#*	Globalstar, Inc.	767,183	1,173,790
#*	Gogo, Inc.	158,166	1,334,921
	Gray Media, Inc.	372,666	1,393,771
	Gray Media, Inc., Class A	3,666	27,220
	IDT Corp., Class B	227,352	10,726,467
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	IMAX Corp.	213,810	$5,035,225
*	Integral Ad Science Holding Corp.	239,272	2,514,749
	Iridium Communications, Inc.	107,600	3,093,500
	John Wiley & Sons, Inc. (WLY US), Class A	160,010	6,549,209
*	Liberty Global Ltd. (LBTYA US), Class A	273,828	3,151,760
*	Liberty Global Ltd. (LBTYK US), Class C	173,541	2,035,636
*	Liberty Latin America Ltd. (LILA US), Class A	163,278	1,009,058
*	Liberty Latin America Ltd. (LILAK US), Class C	695,635	4,264,243
*	LICT Corp.	0	9,262
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	182,734	1,282,793
*»	Machten, Inc.	97	597
*	Madison Square Garden Entertainment Corp.	113,440	4,122,410
*	Magnite, Inc.	318,960	5,486,112
	Marcus Corp.	101,780	2,047,814
	Nexstar Media Group, Inc.	4,762	729,634
*	Nextdoor Holdings, Inc.	212,169	555,883
*	Outbrain, Inc.	2,505	15,055
*»	Pegasus Cos., Inc.	41	1,230
*	PubMatic, Inc., Class A	168,613	2,549,429
*	QuinStreet, Inc.	229,911	5,439,694
*	Reading International, Inc. (RDI US), Class A	109,290	172,678
*»	Reading International, Inc. (RDIB US), Class B	11,620	71,695
*	Reservoir Media, Inc.	25,520	212,071
	Saga Communications, Inc., Class A	22,689	282,478

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Scholastic Corp.	112,345	$2,180,616
	Shenandoah Telecommunications Co.	360,547	3,893,908
#	Shutterstock, Inc.	137,042	4,045,480
#	Sinclair, Inc.	138,526	2,029,406
*	Sphere Entertainment Co.	118,627	5,528,018
	Spok Holdings, Inc.	74,636	1,200,147
*	Stagwell, Inc.	237,515	1,482,094
*	TechTarget, Inc.	180,160	3,068,125
	TEGNA, Inc.	662,007	12,061,768
	Telephone & Data Systems, Inc.	290,175	10,257,686
*	Thryv Holdings, Inc.	94,769	1,659,405
	Townsquare Media, Inc., Class A	3,949	35,067
*	Travelzoo	71,454	1,416,933
*	TripAdvisor, Inc.	478,885	8,409,221
*	TrueCar, Inc.	552,329	1,900,012
*	U.S. Cellular Corp.	139,426	8,755,953
*	Urban One, Inc. (UONEK US)	57,956	51,882
*	Vimeo, Inc.	583,420	3,914,748
*	Vivid Seats, Inc., Class A	77,353	332,618
*	WideOpenWest, Inc.	26,083	111,374
*	Yelp, Inc.	297,496	11,881,990
*	Zedge, Inc., Class B	24,863	67,379
*	Ziff Davis, Inc.	123,864	6,675,031
*	ZipRecruiter, Inc., Class A	23,200	159,616
*	ZoomInfo Technologies, Inc.	472,362	4,860,605
TOTAL COMMUNICATION SERVICES			241,265,002
CONSUMER DISCRETIONARY — (12.8%)
*	1-800-Flowers.com, Inc., Class A	182,996	1,469,458
*	1stdibs.com, Inc.	15,412	59,953
	Academy Sports & Outdoors, Inc.	119,849	6,269,301
*	Accel Entertainment, Inc.	225,559	2,542,050
#	Acushnet Holdings Corp.	162,106	10,588,764
*	Adient PLC	349,727	6,095,742
*	Adtalem Global Education, Inc.	268,742	28,790,330
#	Advance Auto Parts, Inc.	232,892	11,295,262
#*	Allbirds, Inc., Class A	3,641	23,120
	A-Mark Precious Metals, Inc.	109,116	3,073,798
	AMCON Distributing Co.	5,890	750,975
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	American Axle & Manufacturing Holdings, Inc.	486,493	$2,544,358
	American Eagle Outfitters, Inc.	862,452	13,919,975
*	American Outdoor Brands, Inc.	57,967	995,873
*	American Public Education, Inc.	74,621	1,654,348
#*	America's Car-Mart, Inc.	43,453	2,115,727
#*	AMMO, Inc.	29,020	50,785
	Arhaus, Inc.	20,471	251,384
	Ark Restaurants Corp.	33,977	447,137
	Arko Corp.	93,450	660,692
*	Asbury Automotive Group, Inc.	7,924	2,350,892
#*	Barnes & Noble Education, Inc.	6,351	71,068
	Bassett Furniture Industries, Inc.	77,182	1,123,770
*	Beazer Homes USA, Inc.	81,581	1,807,835
#*	Beyond, Inc.	191,490	1,587,452
*	Biglari Holdings, Inc. (BH US), Class B	9,577	2,221,960
*	Biglari Holdings, Inc. (BH/A US), Class A	840	932,324
*	BJ's Restaurants, Inc.	115,635	4,184,831
#	Bloomin' Brands, Inc.	355,313	4,462,731
#*	Boot Barn Holdings, Inc.	108,896	17,515,922
*	Brinker International, Inc.	106,357	19,353,783
	Brunswick Corp.	44,867	3,025,830
	Buckle, Inc.	227,162	10,815,183
	Build-A-Bear Workshop, Inc.	83,448	3,533,188
	Caleres, Inc.	182,871	3,352,025
	Camping World Holdings, Inc., Class A	22,532	520,264
	Canterbury Park Holding Corp.	10,905	234,458
*	Capri Holdings Ltd.	161,665	4,006,059
	Carriage Services, Inc.	178,409	7,305,849
#	Carter's, Inc.	178,097	9,602,990
	Cato Corp., Class A	143,482	480,665
*	Cavco Industries, Inc.	58,602	29,807,321
	Century Communities, Inc.	212,216	16,209,058
*	Champion Homes, Inc.	35,060	3,237,090
#	Cheesecake Factory, Inc.	133,140	7,475,811

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Citi Trends, Inc.	74,548	$1,930,793
#	Columbia Sportswear Co.	5,888	519,910
*	ContextLogic, Inc., Class A	10,916	84,817
*	Cooper-Standard Holdings, Inc.	68,644	1,058,490
*	Coursera, Inc.	335,875	2,589,596
#	Cracker Barrel Old Country Store, Inc.	56,878	3,695,932
	Crown Crafts, Inc.	12,250	55,493
*	Culp, Inc.	149,674	806,743
	Dana, Inc.	594,511	9,476,505
#*	Dave & Buster's Entertainment, Inc.	238,223	6,327,203
*	Denny's Corp.	198,773	1,258,233
#	Designer Brands, Inc., Class A	145,795	733,349
*	Destination XL Group, Inc.	168,234	457,596
	Dine Brands Global, Inc.	59,195	1,798,344
*	Dorman Products, Inc.	105,782	13,887,061
#*	Dream Finders Homes, Inc., Class A	56,482	1,303,040
*	Duluth Holdings, Inc., Class B	20,013	58,438
*	Educational Development Corp.	3,317	5,407
*	El Pollo Loco Holdings, Inc.	189,349	2,247,573
	Escalade, Inc.	69,154	1,024,862
	Ethan Allen Interiors, Inc.	211,669	6,565,972
*	European Wax Center, Inc., Class A	93,666	632,246
#*	Everi Holdings, Inc.	320,539	4,372,152
#*	Figs, Inc., Class A	521,601	2,967,910
*	First Watch Restaurant Group, Inc.	149,074	3,127,573
	Flanigan's Enterprises, Inc.	21,539	535,675
	Flexsteel Industries, Inc.	25,596	1,262,651
*	Foot Locker, Inc.	392,451	7,868,643
*	Fox Factory Holding Corp.	63,799	1,742,989
*	Frontdoor, Inc.	371,382	22,238,354
*	Full House Resorts, Inc.	24,398	131,017
#*	Funko, Inc., Class A	205,155	2,872,170
#	Garrett Motion, Inc.	412,666	3,953,340
*	Genesco, Inc.	46,433	1,933,934
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Gentherm, Inc.	174,705	$6,664,996
*	G-III Apparel Group Ltd.	375,297	11,716,772
*	Global Business Travel Group I	39,126	345,091
	Golden Entertainment, Inc.	7,760	254,062
*	Goodyear Tire & Rubber Co.	1,112,531	9,868,150
*	GoPro, Inc., Class A	8,799	8,554
	Graham Holdings Co., Class B	13,765	12,785,207
*	Grand Canyon Education, Inc.	63,901	11,223,572
*	Green Brick Partners, Inc.	192,927	11,666,296
	Group 1 Automotive, Inc.	17,741	8,098,589
*	GrowGeneration Corp.	176,878	247,629
#	Guess?, Inc.	473,394	6,111,517
	Hamilton Beach Brands Holding Co., Class A	64,926	1,110,884
*	Hanesbrands, Inc.	678,667	5,510,776
	Harley-Davidson, Inc.	235,445	6,371,142
	Haverty Furniture Cos., Inc. (HVT US)	120,317	2,698,710
	Haverty Furniture Cos., Inc. (HVT/A US), Class A	18,389	411,178
*	Helen of Troy Ltd.	88,456	5,464,812
*	Hilton Grand Vacations, Inc.	124,029	5,109,995
*	Holley, Inc.	104,660	319,213
	Hooker Furnishings Corp.	40,052	509,862
*	Hovnanian Enterprises, Inc., Class A	24,571	3,252,955
*	Inspired Entertainment, Inc.	26,445	266,301
	J Jill, Inc.	59,109	1,614,858
#	Jack in the Box, Inc.	48,895	1,916,195
*	JAKKS Pacific, Inc.	19,079	573,896
#	Johnson Outdoors, Inc., Class A	70,270	2,276,748
#	Kohl's Corp.	437,657	5,781,449
	Kontoor Brands, Inc.	231,500	21,263,275
#	Krispy Kreme, Inc.	302,670	2,745,217
#*	Kura Sushi USA, Inc., Class A	30,634	2,450,720
	Lakeland Industries, Inc.	42,927	995,477
*	Lands' End, Inc.	138,486	1,724,151

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Landsea Homes Corp.	93,635	$777,171
*	Latham Group, Inc.	56,722	414,071
*	Laureate Education, Inc.	803,253	15,036,896
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	290,016	13,688,755
	LCI Industries	77,857	8,158,635
#*††	Lear Corp.	498,411	0
*	Legacy Housing Corp.	45,111	1,157,097
	Leggett & Platt, Inc.	249,511	2,634,836
*	Leslie's, Inc.	109,505	221,200
*	LGI Homes, Inc.	96,774	8,639,983
	Lifetime Brands, Inc.	103,294	669,345
*	Lincoln Educational Services Corp.	92,730	1,513,354
*	Lindblad Expeditions Holdings, Inc.	37,823	481,109
*	Live Ventures, Inc.	6,057	58,450
#*	Lovesac Co.	62,203	1,589,909
*	M/I Homes, Inc.	121,927	15,338,417
	Macy's, Inc.	548,010	8,537,996
*	Malibu Boats, Inc., Class A	115,064	4,405,801
	Marine Products Corp.	177,968	1,671,120
*	MarineMax, Inc.	125,894	3,822,142
	Marriott Vacations Worldwide Corp.	92,422	8,019,457
*	MasterCraft Boat Holdings, Inc.	62,396	1,136,231
*	Mister Car Wash, Inc.	253,209	2,030,736
*	Modine Manufacturing Co.	55,414	5,621,750
	Monarch Casino & Resort, Inc.	27,353	2,334,305
	Monro, Inc.	108,714	2,135,143
*	Motorcar Parts of America, Inc.	84,137	557,828
	Movado Group, Inc.	126,566	2,419,942
	Nathan's Famous, Inc.	51,835	4,193,970
*	National Vision Holdings, Inc.	304,252	3,468,473
	Newell Brands, Inc.	1,226,369	12,214,635
»	Nobility Homes, Inc.	2,100	63,000
	Nordstrom, Inc.	30,746	744,053
*	ODP Corp.	278,740	6,299,524
*	ONE Group Hospitality, Inc.	13,397	50,239
	OneSpaWorld Holdings Ltd.	379,420	8,104,411
#*	OneWater Marine, Inc., Class A	46,404	838,520
#	Oxford Industries, Inc.	112,737	9,454,125
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Papa John's International, Inc.	58,274	$2,305,902
#	Patrick Industries, Inc.	214,638	20,849,935
*	Penn Entertainment, Inc.	51,671	1,064,423
	Perdoceo Education Corp.	501,684	14,438,466
*	Petco Health & Wellness Co., Inc.	382,972	1,309,764
*	PetMed Express, Inc.	8,499	40,455
	Phinia, Inc.	91,183	4,640,303
*	Playa Hotels & Resorts NV	565,321	6,930,835
*	PlayAGS, Inc.	68,953	830,194
#	Polaris, Inc.	84,562	4,033,607
#*	Portillo's, Inc., Class A	172,591	2,400,741
*	Potbelly Corp.	124,148	1,540,677
»	QEP Co., Inc.	1,449	64,408
#*	QuantumScape Corp.	1,213,742	6,275,046
*	Rave Restaurant Group, Inc.	23,757	59,868
	RCI Hospitality Holdings, Inc.	32,826	1,823,156
#*	Red Robin Gourmet Burgers, Inc.	16,925	101,719
*	Revolve Group, Inc.	11,539	364,402
	Rocky Brands, Inc.	43,280	1,083,731
*	Sabre Corp.	490,102	1,641,842
*	Sally Beauty Holdings, Inc.	304,206	3,306,719
*	Shake Shack, Inc., Class A	72,192	8,528,041
#	Shoe Carnival, Inc.	129,497	3,504,189
#	Signet Jewelers Ltd.	195,670	11,589,534
*	Sleep Number Corp.	3,188	57,001
	Smith & Wesson Brands, Inc.	335,382	3,518,157
	Sonic Automotive, Inc., Class A	154,803	11,494,123
*	Sonos, Inc.	367,055	5,061,688
*	Sportsman's Warehouse Holdings, Inc.	8,860	18,074
	Standard Motor Products, Inc.	151,888	4,711,566
	Steven Madden Ltd.	193,779	7,954,628
#*	Stitch Fix, Inc., Class A	328,346	1,546,510
*	Stoneridge, Inc.	211,963	1,095,849
	Strategic Education, Inc.	107,770	10,586,247
*	Strattec Security Corp.	20,403	764,296
*	Stride, Inc.	188,292	25,400,591

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Sturm Ruger & Co., Inc.	22,149	$788,504
	Superior Group of Cos., Inc.	103,071	1,555,341
#*	Sweetgreen, Inc., Class A	206,972	6,813,518
*	Target Hospitality Corp.	80,490	775,119
*	Tile Shop Holdings, Inc.	172,323	1,299,315
*	Tilly's, Inc., Class A	92,704	401,408
#*	Topgolf Callaway Brands Corp.	711,176	5,589,843
*	Traeger, Inc.	24,959	60,900
	Travel & Leisure Co.	287,890	15,649,700
*	Tri Pointe Homes, Inc.	625,733	23,064,518
*	Udemy, Inc.	10,169	76,064
*	Under Armour, Inc. (UA US), Class C	591,297	4,452,466
*	Under Armour, Inc. (UAA US), Class A	526,459	4,395,933
*	Unifi, Inc.	74,223	469,832
#*	United Parks & Resorts, Inc.	134,627	7,075,995
*	Universal Electronics, Inc.	65,190	651,900
*	Universal Technical Institute, Inc.	196,423	5,387,883
	Upbound Group, Inc.	343,482	10,077,762
*	Urban Outfitters, Inc.	167,071	9,259,075
*	Valvoline, Inc.	133,812	4,965,763
*	Vera Bradley, Inc.	115,625	432,438
*	Victoria's Secret & Co.	98,568	3,583,933
*	Visteon Corp.	64,789	5,446,163
*	VOXX International Corp.	87,122	642,960
*	Warby Parker, Inc., Class A	93,941	2,603,105
	Wendy's Co.	346,360	5,136,519
	Weyco Group, Inc.	60,632	2,166,988
	Winmark Corp.	40,501	15,778,785
	Winnebago Industries, Inc.	133,649	6,388,422
	Wolverine World Wide, Inc.	21,525	480,653
	Worthington Enterprises, Inc.	191,103	8,007,216
#*Ω	XPEL, Inc.	42,408	1,778,167
#*	YETI Holdings, Inc.	142,578	5,312,456
*	Zumiez, Inc.	182,689	2,915,716
TOTAL CONSUMER DISCRETIONARY			1,002,623,327
CONSUMER STAPLES — (3.2%)
	Alico, Inc.	65,143	2,012,267
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Andersons, Inc.	219,624	$8,949,678
#	B&G Foods, Inc.	238,627	1,546,303
*	Boston Beer Co., Inc. , Class A	17,137	4,295,732
*	Bridgford Foods Corp.	72,953	747,768
	Calavo Growers, Inc.	105,040	2,404,366
	Cal-Maine Foods, Inc.	109,780	11,845,262
*	Central Garden & Pet Co. (CENT US)	69,768	2,545,834
*	Central Garden & Pet Co. (CENTA US), Class A	344,601	10,748,105
*	Chefs' Warehouse, Inc.	196,786	10,598,894
	Dole PLC	48,903	666,059
	Edgewell Personal Care Co.	310,477	10,338,884
	Energizer Holdings, Inc.	75,741	2,574,437
	Flowers Foods, Inc.	311,875	6,097,156
#*	Forafric Global PLC	6,341	60,937
	Fresh Del Monte Produce, Inc.	190,368	5,804,320
*	Grocery Outlet Holding Corp.	130,912	2,119,465
*	Hain Celestial Group, Inc.	97,465	493,173
*	Herbalife Ltd.	224,279	1,224,563
*	HF Foods Group, Inc.	7,090	18,859
*	Honest Co., Inc.	137,806	883,336
	Ingles Markets, Inc., Class A	111,996	7,416,375
	Interparfums, Inc.	74,540	10,511,631
	J&J Snack Foods Corp.	52,850	7,252,605
	John B Sanfilippo & Son, Inc.	57,549	4,163,095
	Lancaster Colony Corp.	6,336	1,069,137
#	Lifevantage Corp.	42,829	906,262
*	Lifeway Foods, Inc.	34,238	788,843
	Limoneira Co.	68,957	1,590,148
#*	Mama's Creations, Inc.	100,181	771,394
#*	Medifast, Inc.	56,668	889,688
#	MGP Ingredients, Inc.	112,214	4,054,292
*	Mission Produce, Inc.	203,749	2,422,576
	National Beverage Corp.	22,311	938,178
*	Natural Alternatives International, Inc.	67,637	287,457
	Natural Grocers by Vitamin Cottage, Inc.	114,017	4,964,300
*	Nature's Sunshine Products, Inc.	158,759	2,208,338

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Nu Skin Enterprises, Inc., Class A	15,476	$101,368
	Oil-Dri Corp. of America	113,452	4,767,253
#*	Olaplex Holdings, Inc.	96,629	150,741
	PriceSmart, Inc.	152,668	13,888,208
*	Rocky Mountain Chocolate Factory, Inc.	65,289	116,867
	Seaboard Corp.	1,401	3,416,114
*	Seneca Foods Corp. (SENEA US), Class A	41,815	3,048,732
*»	Seneca Foods Corp. (SENEB US), Class B	11,120	814,206
*	Simply Good Foods Co.	184,151	6,997,738
	SpartanNash Co.	266,885	4,865,313
	Spectrum Brands Holdings, Inc.	10,611	897,266
	Tootsie Roll Industries, Inc.	168,518	5,234,169
*	TreeHouse Foods, Inc.	214,738	7,412,756
	Turning Point Brands, Inc.	88,044	5,611,925
*	United Natural Foods, Inc.	172,865	5,141,005
	United-Guardian, Inc.	32,274	370,505
	Universal Corp.	132,394	7,032,769
*	USANA Health Sciences, Inc.	47,159	1,535,969
	Utz Brands, Inc.	138,274	1,847,341
	Village Super Market, Inc., Class A	60,778	2,073,138
#*	Vita Coco Co., Inc.	111,443	4,172,426
*	Vital Farms, Inc.	168,689	7,401,230
	WD-40 Co.	50,247	11,805,533
	Weis Markets, Inc.	196,657	13,286,147
*	Willamette Valley Vineyards, Inc.	3,868	22,473
TOTAL CONSUMER STAPLES			248,220,909
ENERGY — (4.9%)
	Adams Resources & Energy, Inc.	29,530	1,120,664
*	Amplify Energy Corp.	158,588	846,860
	Archrock, Inc.	700,318	19,671,933
	Ardmore Shipping Corp.	181,369	2,152,850
#	Atlas Energy Solutions, Inc.	46,338	1,063,920
	Berry Corp.	310,580	1,354,129
*	Bristow Group, Inc.	121,557	4,056,357
	Cactus, Inc., Class A	48,298	2,883,874
		Shares	Value†
ENERGY — (Continued)
	California Resources Corp.	170,701	$8,398,489
#*	Centrus Energy Corp., Class A	64,228	5,285,964
	Civitas Resources, Inc.	77,042	3,910,652
*	Clean Energy Fuels Corp.	864,494	2,861,475
*	CNX Resources Corp.	615,042	16,839,850
#	Core Laboratories, Inc.	91,275	1,548,937
	Core Natural Resources, Inc.	213,624	19,298,792
	Crescent Energy Co., Class A	280,568	4,225,354
#	CVR Energy, Inc.	349,918	6,630,946
	Delek U.S. Holdings, Inc.	249,712	4,459,856
	DHT Holdings, Inc.	937,005	10,606,897
*	DMC Global, Inc.	89,830	731,216
	Dorian LPG Ltd.	212,955	5,119,438
#*	Encore Energy Corp.	379,465	1,256,029
	Energy Services of America Corp.	50,163	602,458
	Epsilon Energy Ltd.	37,521	225,876
	Evolution Petroleum Corp.	137,591	730,608
	Excelerate Energy, Inc., Class A	19,991	597,131
*	Expro Group Holdings NV	335,644	4,239,184
*	Forum Energy Technologies, Inc.	23,969	434,318
	FutureFuel Corp.	98,304	536,740
#*	Geospace Technologies Corp.	117,003	1,063,557
	Granite Ridge Resources, Inc.	24,957	154,484
*	Green Plains, Inc.	178,169	1,591,049
*	Gulf Island Fabrication, Inc.	81,357	583,330
*	Gulfport Energy Corp.	70,166	12,525,333
*	Hallador Energy Co.	112,340	1,205,408
*	Helix Energy Solutions Group, Inc.	877,739	7,039,467
	Helmerich & Payne, Inc.	210,467	6,648,653
*	Innovex International, Inc.	258,525	4,027,820
	International Seaways, Inc.	256,449	9,988,689
#	Kodiak Gas Services, Inc.	81,853	3,829,083
*	Kosmos Energy Ltd.	1,034,177	3,288,683
	Liberty Energy, Inc.	676,133	12,379,995

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Mammoth Energy Services, Inc.	113,681	$339,906
	Mexco Energy Corp.	1,906	23,055
	Murphy Oil Corp.	228,852	6,094,329
#*	Nabors Industries Ltd.	24,344	1,392,964
	NACCO Industries, Inc., Class A	40,634	1,285,253
*	Natural Gas Services Group, Inc.	86,248	2,257,110
#*††	Next Bridge Hydrocarbons, Inc.	18,077	0
	Nordic American Tankers Ltd.	874,332	2,360,696
#	Northern Oil & Gas, Inc.	175,580	6,312,101
*	NPK International, Inc.	659,016	4,560,391
*	Oceaneering International, Inc.	439,356	10,917,997
*	Oil States International, Inc.	245,339	1,246,322
#*	OPAL Fuels, Inc., Class A	4,407	13,441
*	Par Pacific Holdings, Inc.	310,089	5,184,688
	Patterson-UTI Energy, Inc.	402,127	3,245,165
	PBF Energy, Inc., Class A	226,463	6,626,307
	Peabody Energy Corp.	365,762	6,638,580
	PHX Minerals, Inc.	151,244	570,190
*	PrimeEnergy Resources Corp.	2,657	578,960
*	ProPetro Holding Corp.	425,876	3,781,779
	Ranger Energy Services, Inc., Class A	49,206	806,486
*	REX American Resources Corp.	140,112	5,845,473
	Riley Exploration Permian, Inc.	17,006	563,749
#	RPC, Inc.	862,528	5,287,297
	SandRidge Energy, Inc.	47,791	566,323
	Scorpio Tankers, Inc.	281,079	13,384,982
*	SEACOR Marine Holdings, Inc.	107,271	727,297
*	Seadrill Ltd.	218,779	7,911,049
	Select Water Solutions, Inc.	440,763	5,509,538
	SFL Corp. Ltd.	889,603	9,385,312
	Sitio Royalties Corp., Class A	234,924	4,731,369
	SM Energy Co.	210,918	8,006,447
	Smart Sand, Inc.	128,306	306,651
		Shares	Value†
ENERGY — (Continued)
	Solaris Energy Infrastructure, Inc.	110,953	$3,027,907
*††	Strongbridge Biopharma	9,014	0
*	Talos Energy, Inc.	570,591	5,660,263
	Teekay Corp. Ltd.	417,513	2,981,043
	Teekay Tankers Ltd., Class A	147,759	6,194,057
*	TETRA Technologies, Inc.	502,379	2,084,873
#*	Tidewater, Inc.	221,807	12,223,784
*	TOP Ships, Inc.	4,756	29,059
#*	Transocean Ltd.	1,337,582	5,243,321
#*	Uranium Energy Corp.	671,986	4,744,221
*	Valaris Ltd.	116,824	5,600,543
#*	Vital Energy, Inc.	93,530	2,983,607
	Vitesse Energy, Inc.	30,333	785,018
#	W&T Offshore, Inc.	159,192	248,340
	World Kinect Corp.	364,012	10,290,619
TOTAL ENERGY			384,574,210
FINANCIALS — (21.5%)
	1st Source Corp.	187,069	11,732,968
*	Acacia Research Corp.	107,703	469,585
	Acadian Asset Management, Inc.	248,928	6,203,286
	ACNB Corp.	31,333	1,287,786
*	Affinity Bancshares, Inc.	1,853	33,817
	Alerus Financial Corp.	84,183	1,779,629
#*	AlTi Global, Inc.	2,789	10,849
	Amalgamated Financial Corp.	131,403	4,591,221
*	Ambac Financial Group, Inc.	197,378	2,295,506
	Amerant Bancorp, Inc.	49,188	1,141,162
	American Coastal Insurance Corp.	17,903	218,238
	Ameris Bancorp	202,549	13,297,342
	AMERISAFE, Inc.	137,478	6,876,650
	AmeriServ Financial, Inc.	111,291	301,599
	Ames National Corp.	33,655	610,165
	Arrow Financial Corp.	149,563	3,979,871
#	Artisan Partners Asset Management, Inc., Class A	297,594	13,299,476
	Associated Banc-Corp.	438,067	11,013,004
	Associated Capital Group, Inc., Class A	10,258	375,135

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Assured Guaranty Ltd.	69,276	$6,553,510
	Atlantic American Corp.	7,131	12,051
#	Atlantic Union Bankshares Corp.	463,377	17,501,749
*	Atlanticus Holdings Corp.	110,757	6,586,719
	Auburn National BanCorp, Inc.	12,735	271,892
*	AvidXchange Holdings, Inc.	806,615	8,550,119
*	Axos Financial, Inc.	254,321	17,784,668
#*	Baldwin Insurance Group, Inc.	167,018	6,839,387
	BancFirst Corp.	229,316	27,306,949
#*	Bancorp, Inc.	468,315	28,595,314
	Bank First Corp.	2,082	210,657
	Bank of Hawaii Corp.	33,676	2,509,199
	Bank of Marin Bancorp	65,170	1,646,846
	Bank of NT Butterfield & Son Ltd.	212,744	7,805,577
	Bank7 Corp.	12,335	529,912
	BankFinancial Corp.	54,281	731,708
	BankUnited, Inc.	232,146	9,543,522
	Bankwell Financial Group, Inc.	30,245	943,039
	Banner Corp.	241,612	17,074,720
	Bar Harbor Bankshares	78,510	2,487,197
	BayCom Corp.	50,923	1,425,335
	BCB Bancorp, Inc.	109,021	1,180,697
	Berkshire Hills Bancorp, Inc.	162,789	4,787,624
	BGC Group, Inc., Class A	969,730	9,251,224
*	Blue Foundry Bancorp	91,766	894,719
*	Blue Ridge Bankshares, Inc.	4,689	15,802
	Bread Financial Holdings, Inc.	217,446	13,770,855
	Bridge Investment Group Holdings, Inc., Class A	19,981	160,048
*	Bridgewater Bancshares, Inc.	36,832	520,068
*	Brighthouse Financial, Inc.	134,803	8,318,693
	Brookline Bancorp, Inc.	299,347	3,661,014
	Burke & Herbert Financial Services Corp.	32,980	2,120,944
	Business First Bancshares, Inc.	73,860	1,993,481
		Shares	Value†
FINANCIALS — (Continued)
*	BV Financial, Inc.	1,883	$28,697
	Byline Bancorp, Inc.	184,258	5,406,130
	C&F Financial Corp.	17,437	1,332,536
*	California BanCorp	5,846	97,044
»	California First Leasing Corp.	10,510	231,220
	Camden National Corp.	89,860	4,076,050
*	Cantaloupe, Inc.	308,696	2,512,785
	Capital Bancorp, Inc.	24,276	753,042
	Capital City Bank Group, Inc.	96,546	3,561,582
	Capitol Federal Financial, Inc.	543,835	3,235,818
*	Carter Bankshares, Inc.	78,996	1,391,910
	Cass Information Systems, Inc.	88,777	3,656,725
	Cathay General Bancorp	186,925	8,877,068
	CB Financial Services, Inc.	1,003	29,889
*	CCUR Holdings, Inc.	11	22,000
	Central Pacific Financial Corp.	116,245	3,474,563
	CF Bankshares, Inc.	629	15,373
	Chemung Financial Corp.	12,247	619,086
	Citizens & Northern Corp.	41,666	888,736
	Citizens Community Bancorp, Inc.	9,123	144,508
#*	Citizens, Inc.	84,504	416,605
#	City Holding Co.	106,475	12,577,892
	Civista Bancshares, Inc.	52,649	1,161,437
	CNB Financial Corp.	80,307	2,031,767
*	Coastal Financial Corp.	57,864	5,160,312
	Cohen & Steers, Inc.	100,581	8,914,494
	Colony Bankcorp, Inc.	25,068	422,396
*	Columbia Financial, Inc.	189,597	2,804,140
	Community Financial System, Inc.	107,972	7,075,405
	Community Trust Bancorp, Inc.	152,015	8,134,323
	Community West Bancshares	75,630	1,474,029
	ConnectOne Bancorp, Inc.	172,974	4,383,161
*	Consumer Portfolio Services, Inc.	122,735	1,455,637
	Crawford & Co. (CRD/A US), Class A	237,860	2,856,699

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co. (CRD/B US), Class B	25,338	$297,722
*	CrossFirst Bankshares, Inc.	187,447	3,044,139
*	Customers Bancorp, Inc.	154,585	8,808,253
	CVB Financial Corp.	224,764	4,684,082
*	Dave, Inc.	8,715	835,071
	Diamond Hill Investment Group, Inc.	9,175	1,376,617
	DigitalBridge Group, Inc.	300,844	3,300,259
	Dime Community Bancshares, Inc.	205,027	6,402,993
	Donegal Group, Inc. (DGICA US), Class A	132,871	1,970,477
	Donegal Group, Inc. (DGICB US), Class B	34,951	499,799
*	Donnelley Financial Solutions, Inc.	143,572	9,528,874
	Eagle Bancorp Montana, Inc.	578	8,901
	Eagle Bancorp, Inc.	116,337	3,049,193
	Eastern Bankshares, Inc.	216,271	3,970,736
*	eHealth, Inc.	68,485	680,741
	Employers Holdings, Inc.	213,939	10,517,241
*	Encore Capital Group, Inc.	238,170	11,789,415
*	Enova International, Inc.	257,390	28,910,045
	Enterprise Bancorp, Inc.	38,445	1,627,377
	Enterprise Financial Services Corp.	214,385	12,828,798
	Equity Bancshares, Inc., Class A	64,039	2,792,100
	Esquire Financial Holdings, Inc.	29,823	2,665,282
	ESSA Bancorp, Inc.	59,731	1,248,975
*	Euronet Worldwide, Inc.	21,641	2,131,639
	Evans Bancorp, Inc.	16,965	735,602
	EVERTEC, Inc.	293,666	9,535,335
*	EZCORP, Inc., Class A	445,915	5,355,439
	Farmers & Merchants Bancorp, Inc.	9,724	264,201
	Farmers National Banc Corp.	166,190	2,286,774
	FB Financial Corp.	150,354	7,940,195
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM US), Class C	77,888	$15,404,689
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	4,200	629,958
	Federated Hermes, Inc.	214,694	8,538,380
	Fidelis Insurance Holdings Ltd.	12,008	198,132
	Fidelity D&D Bancorp, Inc.	657	29,434
*	Finance of America Cos., Inc., Class A	719	17,946
	Financial Institutions, Inc.	73,038	1,926,012
*	Finwise Bancorp	7,017	130,025
	First BanCorp	1,493,379	31,002,548
	First Bancorp, Inc.	74,808	1,933,039
	First Bancorp/Southern Pines NC	213,103	9,404,235
	First Bancshares, Inc.	82,804	3,175,533
	First Bank	74,565	1,134,134
	First Busey Corp.	265,680	6,450,710
	First Business Financial Services, Inc.	46,264	2,389,998
	First Capital, Inc.	350	11,060
	First Commonwealth Financial Corp.	695,694	11,604,176
	First Community Bankshares, Inc.	99,265	4,305,123
	First Community Corp.	15,851	411,016
	First Financial Bancorp	475,064	13,311,293
	First Financial Corp.	93,594	4,510,295
	First Financial Northwest, Inc.	56,022	1,184,305
	First Foundation, Inc.	221,888	1,142,723
	First Hawaiian, Inc.	243,185	6,716,770
	First Internet Bancorp	45,889	1,494,605
	First Interstate BancSystem, Inc., Class A	152,813	5,035,188
	First Merchants Corp.	316,851	14,080,858
	First Mid Bancshares, Inc.	74,392	2,821,689
	First National Corp.	1,082	27,483
	First Northwest Bancorp	21,093	230,968
	First of Long Island Corp.	121,149	1,574,937
	First United Corp.	29,799	970,851

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	First Western Financial, Inc.	8,430	$177,873
*	Firstsun Capital Bancorp	1,046	44,141
	Five Star Bancorp	29,961	911,114
	Flushing Financial Corp.	213,336	2,976,037
*	Flywire Corp.	123,367	2,384,684
	Franklin Financial Services Corp.	1,044	36,112
	FS Bancorp, Inc.	41,320	1,670,981
	Fulton Financial Corp.	677,461	13,779,557
*	Fundamental Global, Inc.	1,833	39,043
*	FVCBankcorp, Inc.	4,180	50,453
*	Genworth Financial, Inc.	2,133,102	15,422,327
	German American Bancorp, Inc.	132,569	5,479,077
#	Goosehead Insurance, Inc., Class A	102,305	10,964,027
	Great Southern Bancorp, Inc.	112,534	6,615,874
*	Green Dot Corp., Class A	310,800	2,756,796
*	Greenlight Capital Re Ltd., Class A	150,600	2,033,100
	Guaranty Bancshares, Inc.	40,838	1,678,850
	Hancock Whitney Corp.	52,261	3,122,072
	Hanmi Financial Corp.	166,035	3,988,161
	HarborOne Bancorp, Inc.	265,163	2,882,322
	Hawthorn Bancshares, Inc.	19,768	646,414
	HBT Financial, Inc.	97,588	2,373,340
#	HCI Group, Inc.	74,541	9,088,784
	Heartland Financial USA, Inc.	171,718	11,105,003
	Heritage Commerce Corp.	237,158	2,298,061
	Heritage Financial Corp.	231,273	5,943,716
*	Heritage Global, Inc.	57,931	125,131
*	Heritage Insurance Holdings, Inc.	141,265	1,555,328
#	Hingham Institution For Savings	14,583	3,722,311
*	Hippo Holdings, Inc.	3,365	94,220
	Home Bancorp, Inc.	35,474	1,780,795
*	HomeStreet, Inc.	70,128	706,189
	HomeTrust Bancshares, Inc.	66,754	2,454,545
	Hope Bancorp, Inc.	250,200	2,917,332
		Shares	Value†
FINANCIALS — (Continued)
	Horace Mann Educators Corp.	304,047	$11,745,336
	Horizon Bancorp, Inc.	189,860	3,187,749
*	I3 Verticals, Inc., Class A	83,902	2,088,321
	Independent Bank Corp. (IBCP US)	88,232	3,211,645
	Independent Bank Corp. (INDB US)	73,573	4,941,163
	International Bancshares Corp.	223,231	14,708,691
*	International Money Express, Inc.	126,166	2,385,799
	Investar Holding Corp.	13,376	255,080
	Investors Title Co.	19,117	4,308,016
*	Katapult Holdings, Inc.	1,007	9,224
	Kearny Financial Corp.	251,967	1,738,572
	Kemper Corp.	169,823	11,408,709
*	Kentucky First Federal Bancorp	40,640	125,578
*	Kingstone Cos., Inc.	3,600	61,164
	Lake Shore Bancorp, Inc.	4,212	65,876
#	Lakeland Financial Corp.	173,499	11,804,872
	Landmark Bancorp, Inc.	27,119	640,822
	LCNB Corp.	35,299	545,723
*	LendingClub Corp.	419,536	5,659,541
#*	LendingTree, Inc.	32,497	1,460,090
	Live Oak Bancshares, Inc.	187,845	6,666,619
*	loanDepot, Inc., Class A	13,521	22,850
	Magyar Bancorp, Inc.	25,049	359,203
*	Maiden Holdings Ltd.	237,552	239,928
	MainStreet Bancshares, Inc.	3,194	53,052
*	Marqeta, Inc., Class A	749,985	2,887,442
	Mercantile Bank Corp.	76,300	3,724,203
	Merchants Bancorp	134,966	5,659,124
	Mercury General Corp.	251,758	12,547,619
	Meridian Corp.	6,998	117,007
	Metrocity Bankshares, Inc.	58,106	1,793,151
*	Metropolitan Bank Holding Corp.	10,886	698,119
	Mid Penn Bancorp, Inc.	20,294	611,255
	Middlefield Banc Corp.	1,832	47,467

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Midland States Bancorp, Inc.	83,984	$1,617,532
	MidWestOne Financial Group, Inc.	37,535	1,187,232
*	Moneylion, Inc.	1,665	144,822
	MVB Financial Corp.	42,884	836,667
	National Bank Holdings Corp., Class A	209,609	9,040,436
	National Bankshares, Inc.	4,723	138,809
	Navient Corp.	451,072	6,166,154
	NBT Bancorp, Inc.	318,566	15,173,299
	Nelnet, Inc., Class A	59,990	6,609,098
*	NerdWallet, Inc., Class A	100,141	1,430,013
*	NI Holdings, Inc.	37,399	564,725
	Nicolet Bankshares, Inc.	64,165	7,194,821
*	NMI Holdings, Inc.	537,539	20,759,756
	Northeast Bank	42,137	4,264,264
	Northeast Community Bancorp, Inc.	18,554	460,139
	Northfield Bancorp, Inc.	217,836	2,542,146
	Northrim BanCorp, Inc.	50,162	4,270,291
	Northwest Bancshares, Inc.	789,687	10,431,765
	Norwood Financial Corp.	22,723	604,886
	Oak Valley Bancorp	7,182	185,798
	OceanFirst Financial Corp.	226,868	4,074,549
	OFG Bancorp	404,726	17,285,847
	Ohio Valley Banc Corp.	18,090	431,447
*	Old Market Capital Corp.	52,807	342,189
	Old Second Bancorp, Inc.	161,662	3,037,629
*	Onity Group, Inc.	32,538	1,175,273
	OP Bancorp	17,026	226,105
*	Open Lending Corp.	222,713	1,347,414
	Oppenheimer Holdings, Inc., Class A	55,158	3,795,974
*	OptimumBank Holdings, Inc.	3,264	14,884
	Orange County Bancorp, Inc.	1,420	36,735
	Origin Bancorp, Inc.	51,945	1,969,754
	Orrstown Financial Services, Inc.	78,363	2,847,711
*	Oscar Health, Inc., Class A	464,062	7,703,429
		Shares	Value†
FINANCIALS — (Continued)
	Pacific Premier Bancorp, Inc.	540,489	$13,998,665
*	Palomar Holdings, Inc.	89,620	9,667,309
	Park National Corp.	69,937	11,869,008
	Parke Bancorp, Inc.	19,873	402,230
	Pathfinder Bancorp, Inc.	100	1,665
	Pathward Financial, Inc.	272,936	21,761,187
*	Paymentus Holdings, Inc., Class A	113,064	3,613,525
*	Payoneer Global, Inc.	387,839	4,111,093
*	Paysafe Ltd.	141,402	2,743,199
	PCB Bancorp	32,739	631,535
	Peapack-Gladstone Financial Corp.	116,169	3,676,749
	Penns Woods Bancorp, Inc.	45,229	1,376,318
	PennyMac Financial Services, Inc.	91,154	9,542,912
	Peoples Bancorp of North Carolina, Inc.	24,084	686,153
	Peoples Bancorp, Inc.	205,490	6,709,249
	Peoples Financial Services Corp.	21,154	1,088,796
*	Pioneer Bancorp, Inc.	17,597	203,773
	Piper Sandler Cos.	98,344	31,188,816
	Plumas Bancorp	8,762	399,547
*	Ponce Financial Group, Inc.	49,684	659,307
*	PRA Group, Inc.	56,231	1,243,267
	Preferred Bank	115,302	10,533,991
	Premier Financial Corp.	178,693	4,973,026
	Primis Financial Corp.	50,068	555,254
	Princeton Bancorp, Inc.	2,150	65,618
*	ProAssurance Corp.	197,934	2,961,093
	PROG Holdings, Inc.	206,681	8,835,613
*	Provident Bancorp, Inc.	31,830	372,729
	Provident Financial Holdings, Inc.	64,625	1,036,585
	Provident Financial Services, Inc.	565,628	10,503,712
	QCR Holdings, Inc.	105,756	8,223,587
	RBB Bancorp	46,040	866,012
	Red River Bancshares, Inc.	6,403	357,287
	Regional Management Corp.	66,929	2,395,389
*	Remitly Global, Inc.	288,793	6,786,635
#	Renasant Corp.	379,449	14,752,977
*	Repay Holdings Corp.	355,589	2,656,250
	Republic Bancorp, Inc., Class A	171,671	11,235,867

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Richmond Mutual BanCorp, Inc.	3,990	$57,536
	Riverview Bancorp, Inc.	62,230	350,977
*	Root, Inc., Class A	3,974	387,465
	S&T Bancorp, Inc.	220,507	8,696,796
	Safety Insurance Group, Inc.	112,031	8,851,569
	Sandy Spring Bancorp, Inc.	118,520	4,009,532
	SB Financial Group, Inc.	8,523	190,660
	Seacoast Banking Corp. of Florida	342,569	9,746,088
*	Security National Financial Corp., Class A	76,846	950,585
*	Selectquote, Inc.	30,469	131,321
	ServisFirst Bancshares, Inc.	19,132	1,734,698
	Shore Bancshares, Inc.	59,836	978,319
	Sierra Bancorp	80,030	2,412,104
	Silvercrest Asset Management Group, Inc., Class A	34,585	639,823
	Simmons First National Corp., Class A	763,401	17,344,471
*	SiriusPoint Ltd.	653,647	9,517,100
*	Skyward Specialty Insurance Group, Inc.	33,314	1,475,144
	SmartFinancial, Inc.	61,721	2,176,282
	Sound Financial Bancorp, Inc.	300	15,858
	South Plains Financial, Inc.	57,703	2,073,269
*	Southern First Bancshares, Inc.	64,908	2,388,614
	Southern Missouri Bancorp, Inc.	49,412	2,924,202
	Southern States Bancshares, Inc.	14,216	467,422
	Southside Bancshares, Inc.	181,668	5,709,825
	SouthState Corp.	43,484	4,591,476
	Stellar Bancorp, Inc.	112,986	3,208,802
*	Sterling Bancorp, Inc.	106,206	500,230
	Stewart Information Services Corp.	200,788	13,089,370
#	Stock Yards Bancorp, Inc.	194,594	14,343,524
*	StoneX Group, Inc.	196,357	21,505,019
	Summit State Bank	3,397	25,002
		Shares	Value†
FINANCIALS — (Continued)
	Territorial Bancorp, Inc.	34,317	$309,883
*	Texas Capital Bancshares, Inc.	204,783	16,167,618
	TFS Financial Corp.	1,612	22,117
*	Third Coast Bancshares, Inc.	16,932	610,399
	Timberland Bancorp, Inc.	69,760	2,094,195
	Tiptree, Inc.	258,075	5,171,823
	Tompkins Financial Corp.	86,944	6,092,166
	Towne Bank	304,040	10,875,511
	TriCo Bancshares	194,897	8,550,131
*	Triumph Financial, Inc.	188,788	14,548,003
*	Trupanion, Inc.	15,383	729,770
	TrustCo Bank Corp.	70,404	2,264,193
	Trustmark Corp.	203,999	7,649,962
	U.S. Global Investors, Inc., Class A	10,779	26,516
*»	Unico American Corp.	95,372	6,676
	Union Bankshares, Inc.	14,917	475,852
	United Bancorp, Inc.	2,991	37,417
	United Bancshares, Inc.	6,172	178,988
	United Bankshares, Inc.	11,877	457,265
	United Community Banks, Inc.	160,919	5,337,683
	United Fire Group, Inc.	206,667	5,127,408
	United Security Bancshares	58,152	556,515
	Unity Bancorp, Inc.	56,684	2,740,671
	Universal Insurance Holdings, Inc.	284,946	5,510,856
	Univest Financial Corp.	113,937	3,462,545
	USCB Financial Holdings, Inc.	13,434	254,977
	Valley National Bancorp	2,582,537	26,548,480
	Value Line, Inc.	30,550	1,200,615
*	Velocity Financial, Inc.	18,969	351,685
	Veritex Holdings, Inc.	211,377	5,664,904
	Victory Capital Holdings, Inc., Class A	273,580	18,105,524
	Virginia National Bankshares Corp.	4,265	155,502
	Virtu Financial, Inc., Class A	127,684	5,115,021
	Virtus Investment Partners, Inc.	52,908	10,555,146

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	WaFd, Inc.	336,136	$9,976,516
	Walker & Dunlop, Inc.	141,082	13,553,748
	Washington Trust Bancorp, Inc.	101,428	3,323,796
	Waterstone Financial, Inc.	152,016	2,088,700
	WesBanco, Inc.	389,132	13,635,185
	West BanCorp, Inc.	106,132	2,327,475
	Westamerica BanCorp	106,302	5,502,192
	Western New England Bancorp, Inc.	129,241	1,217,450
	Western Union Co.	392,668	4,052,334
	Westwood Holdings Group, Inc.	26,477	407,481
	White Mountains Insurance Group Ltd.	4,239	8,191,698
	Wintrust Financial Corp.	1	131
#	WisdomTree, Inc.	648,981	6,353,524
#*	World Acceptance Corp.	60,400	8,526,064
	WSFS Financial Corp.	336,405	18,838,680
	WVS Financial Corp.	3,711	46,462
TOTAL FINANCIALS			1,684,900,812
HEALTH CARE — (10.7%)
*	2seventy bio, Inc.	74,035	196,933
*	89bio, Inc.	54,828	526,349
#*	Absci Corp.	99,534	369,271
*	AC Immune SA	10,530	28,957
*	Acadia Healthcare Co., Inc.	59,528	2,685,308
*	ACADIA Pharmaceuticals, Inc.	223,737	4,174,932
*	Accolade, Inc.	143,927	991,657
*	Accuray, Inc.	46,001	102,582
*	Aclaris Therapeutics, Inc.	3,692	9,156
*	AdaptHealth Corp.	169,400	1,832,908
#*	Adaptive Biotechnologies Corp.	252,513	1,956,976
*	Addus HomeCare Corp.	95,071	11,899,086
*	ADMA Biologics, Inc.	961,282	15,524,704
#††	Aduro Biotech, Inc.	3,260	1,239
*	Adverum Biotechnologies, Inc.	31,623	133,449
*	Agios Pharmaceuticals, Inc.	315,792	10,860,087
		Shares	Value†
HEALTH CARE — (Continued)
*	Akebia Therapeutics, Inc.	20,998	$47,036
*	Akero Therapeutics, Inc.	72,313	3,910,687
††	Albireo Pharma, Inc.	44,018	255,745
*	Aldeyra Therapeutics, Inc.	214,186	1,122,335
*	Alector, Inc.	128,900	213,974
*	Alkermes PLC	72,454	2,284,475
#*	Allogene Therapeutics, Inc.	362,258	652,064
#*	Altimmune, Inc.	17,790	118,126
*	Amedisys, Inc.	28,208	2,609,240
*	American Shared Hospital Services	5,689	17,524
*	AMN Healthcare Services, Inc.	149,138	4,104,278
*	Amneal Pharmaceuticals, Inc.	753,858	6,226,867
*	Amphastar Pharmaceuticals, Inc.	319,741	11,149,369
*	AnaptysBio, Inc.	30,779	551,867
*	AngioDynamics, Inc.	167,743	1,913,948
*	ANI Pharmaceuticals, Inc.	86,385	5,065,616
*	Anika Therapeutics, Inc.	100,789	1,719,460
*	Annexon, Inc.	49,459	189,923
*	Arcellx, Inc.	37,368	2,545,882
#*	Arcturus Therapeutics Holdings, Inc.	122,352	2,076,313
*	Arcus Biosciences, Inc.	340,472	4,392,089
*	ARS Pharmaceuticals, Inc.	45,737	595,496
*	Artivion, Inc.	264,764	8,197,093
*	Arvinas, Inc.	124,156	2,186,387
*	Assembly Biosciences, Inc.	766	10,732
*	Astrana Health, Inc.	192,741	7,106,361
*	Astria Therapeutics, Inc.	7,475	58,753
*	Atea Pharmaceuticals, Inc.	85,855	262,716
*	AtriCure, Inc.	131,253	5,233,057
*	aTyr Pharma, Inc.	22,452	86,665
*	Aura Biosciences, Inc.	54,211	425,556
*	Avanos Medical, Inc.	173,767	2,992,268
*	Avidity Biosciences, Inc.	39,587	1,303,600
*	Axogen, Inc.	67,398	1,227,318
*	Azenta, Inc.	198,868	10,748,815
#*	Beam Therapeutics, Inc.	241,056	6,248,172

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	BioLife Solutions, Inc.	125,094	$3,415,692
#*	Biomea Fusion, Inc.	18,310	76,536
*	Biote Corp., Class A	174,763	889,544
*	Bioventus, Inc., Class A	22,951	245,117
*	Black Diamond Therapeutics, Inc.	46,254	121,185
*	Brookdale Senior Living, Inc.	826,600	3,827,158
*	Cabaletta Bio, Inc.	6,031	14,414
*	CareDx, Inc.	82,170	1,914,561
*	Caribou Biosciences, Inc.	161,068	230,327
*	Castle Biosciences, Inc.	90,535	2,559,424
*	Catalyst Pharmaceuticals, Inc.	684,621	15,445,050
*	Certara, Inc.	709,182	10,091,660
#*	Check Cap Ltd.	8,958	7,922
††	Chinook Therapeutics, Inc.	384,400	480,500
*	ChromaDex Corp.	3,349	18,855
*	Codexis, Inc.	14,875	62,326
*	Cogent Biosciences, Inc.	168,059	1,564,629
*	Collegium Pharmaceutical, Inc.	187,959	6,037,243
*	Community Health Systems, Inc.	259,722	831,110
	Concentra Group Holdings Parent, Inc.	159,315	3,713,633
	CONMED Corp.	54,418	3,906,124
#*	Corcept Therapeutics, Inc.	218,591	14,628,110
*	CorVel Corp.	413,168	47,865,513
#*	CRISPR Therapeutics AG	156,991	6,529,256
*	Cross Country Healthcare, Inc.	296,441	5,401,155
*	CryoPort, Inc.	146,347	1,103,456
*	Cullinan Therapeutics, Inc.	159,881	1,688,343
*	Cumberland Pharmaceuticals, Inc.	47,772	107,965
*	Cytek Biosciences, Inc.	260,559	1,341,879
#*	Day One Biopharmaceuticals, Inc.	234,174	2,896,732
*	Definitive Healthcare Corp.	269,624	1,310,373
*	Denali Therapeutics, Inc.	128,428	2,992,372
		Shares	Value†
HEALTH CARE — (Continued)
	Dentsply Sirona, Inc.	195,253	$3,858,199
*	Design Therapeutics, Inc.	8,891	43,121
*	Disc Medicine, Inc.	25,412	1,417,990
*	Dynavax Technologies Corp.	549,426	7,170,009
*	Dyne Therapeutics, Inc.	73,729	1,048,426
*	Edesa Biotech, Inc.	7,911	15,150
*	Edgewise Therapeutics, Inc.	24,559	688,143
*	Editas Medicine, Inc.	183,800	240,778
*	Electromed, Inc.	44,680	1,536,992
	Embecta Corp.	51,486	923,144
*	Emergent BioSolutions, Inc.	98,725	1,110,656
*	Enanta Pharmaceuticals, Inc.	9,837	50,267
*	Enhabit, Inc.	192,855	1,619,982
*	Enovis Corp.	216,935	10,191,606
*	Entrada Therapeutics, Inc.	16,774	225,443
*	Envista Holdings Corp.	694,949	14,260,353
*	Erasca, Inc.	257,288	486,274
*	Evolent Health, Inc., Class A	453,092	4,734,811
*	Fate Therapeutics, Inc.	241,706	314,218
*	FONAR Corp.	54,951	865,478
*	Fulcrum Therapeutics, Inc.	241,431	956,067
*	Fulgent Genetics, Inc.	118,278	1,968,146
*	GoodRx Holdings, Inc., Class A	176,851	843,579
*	Haemonetics Corp.	71,542	4,939,975
*	Harmony Biosciences Holdings, Inc.	133,745	5,185,294
*	Harvard Bioscience, Inc.	175,588	300,255
*	Health Catalyst, Inc.	251,091	1,413,642
	HealthStream, Inc.	250,097	8,165,667
#*	Hims & Hers Health, Inc.	324,200	12,086,176
*	ICU Medical, Inc.	58,234	9,571,340
*	Ideaya Biosciences, Inc.	270,006	6,574,646
*	ImmuCell Corp.	1,763	9,379
#*	Immunovant, Inc.	87,977	1,912,620
*	Inari Medical, Inc.	44,173	3,519,263
*	InfuSystem Holdings, Inc.	48,951	396,014
#*	Inmune Bio, Inc.	7,498	76,180
#*	Innovative Eyewear, Inc.	495	2,579
*	Innoviva, Inc.	342,310	6,380,658
*	Inogen, Inc.	84,989	993,521

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Inozyme Pharma, Inc.	44,388	$63,919
*	Instil Bio, Inc.	7,602	169,221
*	Integer Holdings Corp.	153,874	21,883,960
*	Integra LifeSciences Holdings Corp.	74,946	1,956,091
*	Intellia Therapeutics, Inc.	308,988	3,188,756
#*	Iovance Biotherapeutics, Inc.	369,056	2,158,978
	iRadimed Corp.	56,210	3,328,194
*	Ironwood Pharmaceuticals, Inc.	43,838	102,581
*	iTeos Therapeutics, Inc.	89,192	672,508
*	Janux Therapeutics, Inc.	4,563	198,399
*	Joint Corp.	27,032	298,704
#*	KalVista Pharmaceuticals, Inc.	159,527	1,421,386
*	Keros Therapeutics, Inc.	19,472	221,981
*	Kewaunee Scientific Corp.	25,344	1,629,619
*	Kezar Life Sciences, Inc.	3,935	25,499
*	Kiniksa Pharmaceuticals International PLC	107,223	2,101,571
*	Krystal Biotech, Inc.	142,736	22,800,649
*	Kura Oncology, Inc.	311,509	2,464,036
*	Kymera Therapeutics, Inc.	8,343	330,299
*	Larimar Therapeutics, Inc.	26,870	103,181
#	LeMaitre Vascular, Inc.	145,353	14,089,066
*	LENSAR, Inc.	81,309	902,530
*	LifeStance Health Group, Inc.	461,575	3,678,753
*	Ligand Pharmaceuticals, Inc.	77,764	9,063,394
*	LivaNova PLC	176,881	8,835,206
*	MacroGenics, Inc.	121,332	363,996
*	MannKind Corp.	172,997	1,001,653
*	Maravai LifeSciences Holdings, Inc., Class A	100,482	495,376
#*	MaxCyte, Inc.	212,382	957,843
*	MeiraGTx Holdings PLC	48,201	303,184
		Shares	Value†
HEALTH CARE — (Continued)
*††	Merrimack Pharmaceuticals, Inc.	145,158	$0
	Mesa Laboratories, Inc.	22,045	3,035,376
*	MiMedx Group, Inc.	261,680	2,276,616
††	Mirati Therapeutics, Inc.	65,800	196,084
#*	ModivCare, Inc.	89,602	358,408
*	Monte Rosa Therapeutics, Inc.	7,043	46,906
*	Myriad Genetics, Inc.	376,638	4,772,003
	National HealthCare Corp.	105,846	10,867,209
	National Research Corp.	205,431	3,424,535
*	Nautilus Biotechnology, Inc.	94,396	161,417
#*	Neogen Corp.	214,946	2,463,281
*	NeoGenomics, Inc.	493,950	7,063,485
*††	Neoleukin Therapeutics, Inc.	2,887	0
*	Neurogene, Inc.	721	11,428
*	Nexgel, Inc.	198	756
*	Nkarta, Inc.	47,331	110,755
*	Nurix Therapeutics, Inc.	123,689	2,437,910
*	Nutex Health, Inc.	1,753	83,495
*	Olema Pharmaceuticals, Inc.	255,760	1,562,694
*»	OmniAb, Inc. (2200963D US)	35,754	0
*»	OmniAb, Inc. (2200964D US)	35,754	0
#*	OmniAb, Inc. (OABI UQ)	397,806	1,280,935
*	Omnicell, Inc.	119,772	5,388,542
#*††	Opiant Pharmaceuticals, Inc.	15,320	0
*	OptimizeRx Corp.	73,593	408,441
*	Option Care Health, Inc.	221,431	6,846,647
*	OraSure Technologies, Inc.	292,083	1,174,174
*	Organogenesis Holdings, Inc.	194,038	714,060
#	Organon & Co.	363,547	5,656,791
*	ORIC Pharmaceuticals, Inc.	83,598	871,091
*	Orthofix Medical, Inc.	46,749	856,909
*	OrthoPediatrics Corp.	52,379	1,257,096
*	Owens & Minor, Inc.	305,633	4,352,214
*	Pacira BioSciences, Inc.	93,242	2,455,062

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Paragon 28, Inc.	24,392	$317,584
	Patterson Cos., Inc.	34,936	1,081,269
#*††	PDL BioPharma, Inc.	616,320	357,466
*	Pediatrix Medical Group, Inc.	355,333	4,967,555
*	Pennant Group, Inc.	227,781	6,029,363
*	PepGen, Inc.	1,261	1,627
*	Performant Healthcare, Inc.	73,233	172,830
	Perrigo Co. PLC	532,389	13,261,810
*	Personalis, Inc.	51,598	269,342
	Phibro Animal Health Corp., Class A	80,906	1,764,560
*	Phreesia, Inc.	42,494	1,209,379
*	Pliant Therapeutics, Inc.	75,847	815,355
»	Poseida Therapeutics, Inc.	65,427	32,713
*	Precision BioSciences, Inc.	11,857	59,404
#	Premier, Inc., Class A	526,158	11,922,740
*	Prestige Consumer Healthcare, Inc.	285,192	21,894,190
*	Privia Health Group, Inc.	153,593	3,509,600
*	Pro-Dex, Inc.	376	14,277
*	Progyny, Inc.	183,345	4,248,104
*	Protagonist Therapeutics, Inc.	187,921	7,103,414
#*	Prothena Corp. PLC	208,714	2,970,000
*	PTC Therapeutics, Inc.	31,123	1,427,923
*	Pulmonx Corp.	50,644	287,658
*	Puma Biotechnology, Inc.	110,817	320,261
*	Quanterix Corp.	154,929	1,423,797
*	QuidelOrtho Corp.	168,215	7,310,624
*	Quipt Home Medical Corp.	5,400	17,442
#*	RadNet, Inc.	157,754	10,328,154
#*	Recursion Pharmaceuticals, Inc., Class A	713,571	5,166,254
*	REGENXBIO, Inc.	128,489	1,036,906
*	Relay Therapeutics, Inc.	692,544	3,095,672
*	Replimune Group, Inc.	149,201	2,085,830
*	Rezolute, Inc.	24,354	127,858
*	Rigel Pharmaceuticals, Inc.	1,302	28,188
*	Rocket Pharmaceuticals, Inc.	225,748	2,424,534
*	Rockwell Medical, Inc.	16,080	32,803
		Shares	Value†
HEALTH CARE — (Continued)
*	RxSight, Inc.	41,143	$1,393,513
*	Sage Therapeutics, Inc.	6,536	47,386
*	Sagimet Biosciences, Inc., Class A	1,024	4,506
#*	Sana Biotechnology, Inc.	288,601	929,295
*	Sanara Medtech, Inc.	1,126	40,908
*	Savara, Inc.	52,313	141,245
*	Scholar Rock Holding Corp.	6,548	264,408
#*	Schrodinger, Inc.	247,177	6,197,963
	Select Medical Holdings Corp.	220,363	4,334,540
#*	Semler Scientific, Inc.	29,145	1,514,374
*	Sensus Healthcare, Inc.	15,309	126,070
*	SI-BONE, Inc.	41,635	697,803
	SIGA Technologies, Inc.	298,070	1,782,459
*	Sight Sciences, Inc.	34,808	97,462
	Simulations Plus, Inc.	77,415	2,656,883
*	Singular Genomics Systems, Inc.	9	179
*	Solid Biosciences, Inc.	21,765	69,213
*	Sonida Senior Living, Inc.	996	22,998
*	Sotera Health Co.	153,885	2,109,763
#*	SpringWorks Therapeutics, Inc.	251,361	9,426,037
*	STAAR Surgical Co.	104,956	2,538,886
*	Stoke Therapeutics, Inc.	83,328	956,605
*	Supernus Pharmaceuticals, Inc.	229,127	8,791,603
#*	Surgery Partners, Inc.	121,283	3,091,504
*	Surmodics, Inc.	74,836	2,547,417
*	Sutro Biopharma, Inc.	74,075	142,224
*	Syndax Pharmaceuticals, Inc.	44,805	634,887
*	Tactile Systems Technology, Inc.	90,479	1,584,287
*	Talkspace, Inc.	7,651	23,718
*	Tango Therapeutics, Inc.	128,456	382,799
*	Tarsus Pharmaceuticals, Inc.	112,153	6,029,345
*	Tectonic Therapeutic, Inc.	2,302	124,630
*	Teladoc Health, Inc.	551,916	5,607,467
*	Terns Pharmaceuticals, Inc.	203,613	908,114

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Theravance Biopharma, Inc.	48,147	$451,619
*	Third Harmonic Bio, Inc.	11,106	58,418
#*	TransMedics Group, Inc.	48,491	3,275,567
*	Trevi Therapeutics, Inc.	25,016	98,563
*	TruBridge, Inc.	39,949	991,534
*	TScan Therapeutics, Inc.	24,571	63,147
*	Twist Bioscience Corp.	191,789	10,043,990
*	Tyra Biosciences, Inc.	4,756	68,772
	U.S. Physical Therapy, Inc.	74,251	6,586,806
*	UFP Technologies, Inc.	36,119	9,920,445
	Utah Medical Products, Inc.	44,482	2,723,633
*	Vanda Pharmaceuticals, Inc.	123,185	543,246
*	Varex Imaging Corp.	158,247	2,174,314
*	Ventyx Biosciences, Inc.	32,706	65,739
*	Veracyte, Inc.	320,657	14,583,480
*	Vericel Corp.	203,615	11,919,622
*	Verve Therapeutics, Inc.	14,254	108,473
*	Viking Therapeutics, Inc.	1,502	49,190
*	Vir Biotechnology, Inc.	133,042	1,383,637
*	Voyager Therapeutics, Inc.	117,107	638,233
*	Werewolf Therapeutics, Inc.	2,595	3,477
#*	XBiotech, Inc.	15,235	52,713
*	Xencor, Inc.	251,460	4,596,689
*	Xenon Pharmaceuticals, Inc.	22,924	916,502
*	Xeris Biopharma Holdings, Inc.	912	3,247
*	XOMA Royalty Corp.	5,094	135,551
#*	Y-mAbs Therapeutics, Inc.	136,671	815,926
*	Zentalis Pharmaceuticals, Inc.	68,013	118,343
*	Zevra Therapeutics, Inc.	3,909	30,647
*	Zimvie, Inc.	81,155	1,123,185
#*	Zura Bio Ltd.	18,229	34,271
		Shares	Value†
HEALTH CARE — (Continued)
*	Zymeworks, Inc.	48,116	$702,494
TOTAL HEALTH CARE			838,120,909
INDUSTRIALS — (18.2%)
*	3D Systems Corp.	152,300	548,280
*	AAR Corp.	264,917	17,950,776
	ABM Industries, Inc.	250,502	13,366,787
	ACCO Brands Corp.	462,089	2,430,588
	Acme United Corp.	31,357	1,136,691
*	ACV Auctions, Inc., Class A	479,361	10,143,279
#*	AeroVironment, Inc.	51,738	9,320,601
*	AerSale Corp.	10,094	68,336
*	Air Transport Services Group, Inc.	504,724	11,214,967
	Alamo Group, Inc.	74,062	13,742,945
	Albany International Corp., Class A	178,866	14,443,429
	Alight, Inc., Class A	821,472	5,627,083
	Allegiant Travel Co.	35,836	3,670,681
	Allient, Inc.	79,283	1,998,724
	Alta Equipment Group, Inc.	34,990	255,427
*	Ameresco, Inc., Class A	155,020	3,508,103
#*	American Superconductor Corp.	79,416	2,086,258
*	American Woodmark Corp.	107,144	8,342,232
	Apogee Enterprises, Inc.	166,788	8,509,524
	ArcBest Corp.	177,391	16,960,354
	Arcosa, Inc.	69,413	7,031,537
	Argan, Inc.	120,680	16,509,024
	Astec Industries, Inc.	161,706	5,645,156
*	Astronics Corp. (ATRO US)	132,624	2,347,445
*	Astronics Corp. (ATROB US), Class B	36,203	703,424
*	Asure Software, Inc.	5,721	67,622
	Atkore, Inc.	28,857	2,350,114
	Atmus Filtration Technologies, Inc.	68,815	2,877,843
#*	Avis Budget Group, Inc.	27,949	2,507,025
	AZZ, Inc.	55,961	4,800,894
	Barrett Business Services, Inc.	148,613	6,439,401
	BGSF, Inc.	22,580	118,093
*	Blue Bird Corp.	7,653	272,600
*	BlueLinx Holdings, Inc.	41,694	4,493,779
	Boise Cascade Co.	259,653	32,757,822
*	Bowman Consulting Group Ltd.	16,067	408,584

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Brady Corp., Class A	106,793	$7,955,011
*	BrightView Holdings, Inc.	136,283	2,147,820
	Brink's Co.	77,986	7,278,433
*	Cadeler AS (CDLR US), ADR	35,884	750,334
#	Cadre Holdings, Inc.	26,085	1,005,577
*	CBIZ, Inc.	382,583	32,829,447
*	CECO Environmental Corp.	251,431	7,120,526
	Chicago Rivet & Machine Co.	17,700	272,580
*	Cimpress PLC	94,876	6,307,356
	Civeo Corp.	51,116	1,203,271
#*	Clarivate PLC	416,917	2,259,690
	Columbus McKinnon Corp.	142,734	5,198,372
*	Commercial Vehicle Group, Inc.	77,980	162,978
	CompX International, Inc.	22,380	548,534
	Concrete Pumping Holdings, Inc.	123,180	1,042,103
*	Conduent, Inc.	717,763	2,842,341
*	Construction Partners, Inc., Class A	133,636	10,744,334
	Copa Holdings SA, Class A	37,990	3,541,428
#††	Costa Communications, Inc.	22,311	3,347
	Costamare, Inc.	709,583	8,273,738
	Covenant Logistics Group, Inc.	108,647	3,010,608
	CRA International, Inc.	80,006	14,687,501
	CSG Systems International, Inc.	226,031	13,288,362
*	Custom Truck One Source, Inc.	10,232	52,081
	Deluxe Corp.	163,428	3,789,895
*	Distribution Solutions Group, Inc.	136,930	4,415,993
*	DLH Holdings Corp.	14,417	108,128
*	DNOW, Inc.	526,591	7,835,674
	Douglas Dynamics, Inc.	198,169	5,122,669
*	Driven Brands Holdings, Inc.	41,885	691,521
*	Ducommun, Inc.	79,823	5,458,297
	Dun & Bradstreet Holdings, Inc.	12,844	157,981
*	DXP Enterprises, Inc.	106,385	10,775,737
*	Dycom Industries, Inc.	41,563	7,862,057
	Eastern Co.	54,081	1,461,269
*	Energy Recovery, Inc.	101,058	1,449,172
		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	274,712	$12,414,235
	EnerSys	45,456	4,412,414
	Ennis, Inc.	219,027	4,544,810
	Enpro, Inc.	125,591	23,322,249
*	Enviri Corp.	288,425	2,763,112
	ESCO Technologies, Inc.	167,084	22,178,730
	Espey Mfg. & Electronics Corp.	32,985	939,083
*	Everus Construction Group, Inc.	29,092	2,001,821
	EVI Industries, Inc.	36,137	626,616
	Exponent, Inc.	20,215	1,853,109
	Federal Signal Corp.	108,218	10,638,912
#*	First Advantage Corp.	213,417	4,029,313
#*	Fluence Energy, Inc.	74,025	963,065
*	Forrester Research, Inc.	138,829	2,117,142
#*	Franklin Covey Co.	142,516	5,402,782
	Franklin Electric Co., Inc.	14,704	1,470,253
	FTAI Infrastructure, Inc.	9,800	68,796
*	Gates Industrial Corp. PLC	46,224	956,375
	Genco Shipping & Trading Ltd.	199,672	2,887,257
*	Gencor Industries, Inc.	55,104	848,051
*	Gibraltar Industries, Inc.	197,971	12,149,480
	Global Industrial Co.	281,794	6,963,130
*	GMS, Inc.	223,238	18,827,893
	Gorman-Rupp Co.	224,294	8,608,404
*	Graham Corp.	79,003	3,588,316
#	Granite Construction, Inc.	297,076	26,184,279
*	Great Lakes Dredge & Dock Corp.	308,009	3,385,019
	Greenbrier Cos., Inc.	184,079	12,197,075
	Griffon Corp.	370,648	28,083,999
	H&E Equipment Services, Inc.	258,256	22,904,725
*	Hayward Holdings, Inc.	208,834	3,145,040
*	Healthcare Services Group, Inc.	37,601	416,995
	Heartland Express, Inc.	54,818	627,118
	Heidrick & Struggles International, Inc.	113,276	5,266,201
	Helios Technologies, Inc.	212,483	9,478,867
	Hillenbrand, Inc.	94,897	3,225,549
*	Hillman Solutions Corp.	144,294	1,442,940

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	HireQuest, Inc.	878	$11,414
	HNI Corp.	171,293	8,538,956
	Hub Group, Inc., Class A	393,428	17,550,823
*	Hudson Global, Inc.	2,393	30,774
*	Hudson Technologies, Inc.	173,327	1,005,297
	Hurco Cos., Inc.	50,036	1,075,274
*	Huron Consulting Group, Inc.	170,273	21,587,211
	Hyster-Yale, Inc.	89,179	4,763,942
*	IBEX Holdings Ltd.	8,319	183,101
	ICF International, Inc.	129,423	15,104,958
*	IES Holdings, Inc.	156,480	34,625,894
*	Innodata, Inc.	28,429	1,054,147
*	Innovative Solutions & Support, Inc.	132,659	1,548,131
	Insperity, Inc.	49,226	3,692,442
	Insteel Industries, Inc.	147,946	4,244,571
	Interface, Inc.	252,933	6,262,621
*	Janus International Group, Inc.	289,414	2,399,242
#	JBT Marel Corp.	15,439	2,053,387
*	JELD-WEN Holding, Inc.	299,646	2,672,842
*	JetBlue Airways Corp.	1,274,000	8,382,920
#	Kadant, Inc.	71,812	26,778,695
	Karat Packaging, Inc.	4,702	145,339
	Kelly Services, Inc., Class A	310,302	4,369,052
	Kennametal, Inc.	320,400	7,673,580
	Kforce, Inc.	149,906	8,354,261
	Korn Ferry	116,136	8,214,299
*	Kratos Defense & Security Solutions, Inc.	348,143	11,617,532
*	L.B. Foster Co., Class A	90,999	2,532,502
*	Legalzoom.com, Inc.	6,609	59,415
*	Limbach Holdings, Inc.	84,590	7,822,883
	Lindsay Corp.	74,351	9,977,161
*	Liquidity Services, Inc.	192,756	6,678,995
	LSI Industries, Inc.	222,014	4,677,835
*	Manitowoc Co., Inc.	82,757	826,742
	ManpowerGroup, Inc.	91,340	5,500,495
	Marten Transport Ltd.	591,955	9,116,107
*	Mastech Digital, Inc.	54,954	767,707
*	Masterbrand, Inc.	58,033	1,005,132
*	Matrix Service Co.	129,687	1,758,556
#	Matson, Inc.	225,848	32,036,539
	Matthews International Corp., Class A	59,274	1,659,079
	Maximus, Inc.	86,668	6,525,234
*	Mayville Engineering Co., Inc.	37,170	589,145
	McGrath RentCorp	117,151	14,370,913
		Shares	Value†
INDUSTRIALS — (Continued)
*	Mercury Systems, Inc.	58,712	$2,447,703
	Miller Industries, Inc.	76,338	5,036,018
	MillerKnoll, Inc.	160,935	3,611,381
*	Mistras Group, Inc.	104,430	1,035,946
#*	Montrose Environmental Group, Inc.	59,788	1,244,786
	Moog, Inc., Class A	15,725	2,856,604
*	MRC Global, Inc.	424,089	6,225,627
	MSC Industrial Direct Co., Inc., Class A	53,042	4,265,107
	Mueller Water Products, Inc., Class A	866,234	19,923,382
*	MYR Group, Inc.	135,972	19,249,556
	National Presto Industries, Inc.	39,388	3,787,944
	NL Industries, Inc.	96,157	740,409
*	Northwest Pipe Co.	86,887	4,201,855
*	NV5 Global, Inc.	269,596	5,079,189
	Omega Flex, Inc.	90,354	3,556,333
*	OPENLANE, Inc.	513,182	10,422,726
*	Orion Group Holdings, Inc.	177,528	1,398,921
*	PAMT Corp.	163,228	2,613,280
	Pangaea Logistics Solutions Ltd.	67,554	354,659
	Park Aerospace Corp.	132,745	1,923,475
	Park-Ohio Holdings Corp.	114,524	2,849,357
*	Paycor HCM, Inc.	87,200	1,929,736
#*	Perma-Fix Environmental Services, Inc.	2,699	27,611
*	Perma-Pipe International Holdings, Inc.	52,501	797,490
#	Powell Industries, Inc.	112,544	26,985,800
	Preformed Line Products Co.	51,179	7,699,369
	Primoris Services Corp.	361,141	27,724,795
*	Proto Labs, Inc.	58,991	2,461,694
*	Pursuit Attractions & Hospitality, Inc.	34,187	1,350,387
	Quad/Graphics, Inc.	361,051	2,426,263
	Quanex Building Products Corp.	248,545	5,219,445
*	Quest Resource Holding Corp.	1,700	9,945
*	Radiant Logistics, Inc.	197,232	1,384,569
*	RCM Technologies, Inc.	19,136	373,726
*	Resideo Technologies, Inc.	283,039	6,374,038

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Resources Connection, Inc.	133,039	$1,117,528
	REV Group, Inc.	257,651	8,940,490
	Rush Enterprises, Inc. (RUSHA US), Class A	368,286	22,373,374
	Rush Enterprises, Inc. (RUSHB US), Class B	203,494	11,664,276
*	RXO, Inc.	133,919	3,435,022
	Schneider National, Inc., Class B	2,688	79,968
	Sensata Technologies Holding PLC	140,256	3,809,353
*	Servotronics, Inc.	24,804	276,565
	Shyft Group, Inc.	216,126	2,595,673
*	SIFCO Industries, Inc.	45,608	177,132
*	SkyWest, Inc.	193,810	23,435,505
	Standex International Corp.	83,616	15,276,643
	Steelcase, Inc., Class A	327,563	3,760,423
*	Sterling Infrastructure, Inc.	89,333	12,722,806
*	Stratasys Ltd.	31,299	291,394
*	Sunrun, Inc.	301,759	2,730,919
*	TaskUS, Inc., Class A	1,193	19,625
#	Tecnoglass, Inc.	180,436	13,713,136
	Tennant Co.	124,247	10,625,603
	Terex Corp.	171,708	8,257,438
*	Thermon Group Holdings, Inc.	155,845	4,313,790
*	Titan International, Inc.	401,378	3,544,168
*	Titan Machinery, Inc.	76,338	1,429,047
*	Transcat, Inc.	44,874	3,456,195
	TriNet Group, Inc.	45,150	4,216,559
	Trinity Industries, Inc.	358,905	13,577,376
*	Triumph Group, Inc.	1,503	28,166
*	TrueBlue, Inc.	177,424	1,446,006
#	TTEC Holdings, Inc.	63,955	241,750
*	Tutor Perini Corp.	225,294	5,427,332
	Twin Disc, Inc.	86,242	973,672
#*††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	89,107	675,431
	UniFirst Corp.	5,989	1,283,562
	Universal Logistics Holdings, Inc.	106,109	4,692,140
*	Upwork, Inc.	114,356	1,802,251
*	V2X, Inc.	47,027	2,451,518
*	Verra Mobility Corp.	395,338	10,432,970
	Vestis Corp.	98,972	1,383,629
*	Vicor Corp.	25,625	1,310,463
	Virco Mfg. Corp.	113,487	1,237,008
#	VSE Corp.	75,217	7,698,460
		Shares	Value†
INDUSTRIALS — (Continued)
	Wabash National Corp.	421,005	$6,567,678
#	Werner Enterprises, Inc.	159,433	5,755,531
*	Willdan Group, Inc.	47,861	1,691,647
	Willis Lease Finance Corp.	74,923	14,529,068
TOTAL INDUSTRIALS			1,430,145,309
INFORMATION TECHNOLOGY — (10.5%)
*	8x8, Inc.	61,178	171,298
*	908 Devices, Inc.	6,110	15,275
	A10 Networks, Inc.	344,112	6,748,036
*	ACI Worldwide, Inc.	318,451	17,053,051
	Adeia, Inc.	522,819	6,718,224
*	ADTRAN Holdings, Inc.	51,243	531,390
	Advanced Energy Industries, Inc.	61,407	7,066,718
#*	Agilysys, Inc.	130,221	11,748,539
*	Airgain, Inc.	26,952	185,160
*	Alarm.com Holdings, Inc.	190,553	11,560,851
#*	Alithya Group, Inc., Class A	73,715	86,247
*	Alkami Technology, Inc.	166,465	5,791,317
*	Allegro MicroSystems, Inc.	280,463	6,756,354
*	Alpha & Omega Semiconductor Ltd.	192,304	7,388,320
*	Ambarella, Inc.	75,475	5,790,442
*	Amtech Systems, Inc.	44,592	225,190
#*	Applied Optoelectronics, Inc.	34,763	970,583
*	Arlo Technologies, Inc.	12,353	144,654
*	ASGN, Inc.	52,335	4,616,470
*	AstroNova, Inc.	59,126	685,862
*	AvePoint, Inc.	312,470	5,868,187
*	Aviat Networks, Inc.	35,081	668,293
	Avnet, Inc.	103,143	5,328,367
*	Aware, Inc.	83,027	138,655
*	Axcelis Technologies, Inc.	92,647	6,299,996
	Bel Fuse, Inc. (BELFA US), Class A	31,130	2,571,649
	Bel Fuse, Inc. (BELFB US), Class B	71,871	5,828,738
	Belden, Inc.	204,344	23,799,946
	Benchmark Electronics, Inc.	296,235	12,637,385
*	BK Technologies Corp.	9,350	312,851
*	Blackbaud, Inc.	91,582	7,065,551
*	BlackLine, Inc.	93,239	5,953,310

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Box, Inc., Class A	263,334	$8,792,722
#*	C3.ai, Inc., Class A	31,033	972,885
*	Calix, Inc.	288,495	11,447,482
#*	Cerence, Inc.	67,015	835,007
*	CEVA, Inc.	128,692	4,145,169
*	Cipher Mining, Inc.	32,215	184,592
#	Clear Secure, Inc., Class A	100,822	2,386,457
#*	Clearfield, Inc.	33,622	1,226,867
	Climb Global Solutions, Inc.	29,231	3,704,445
*	Cohu, Inc.	254,361	5,827,411
*	Comtech Telecommunications Corp.	77,587	155,174
*	Consensus Cloud Solutions, Inc.	8,646	244,855
*	CoreCard Corp.	6,491	150,007
#*	Corsair Gaming, Inc.	335,273	3,071,101
*	CPI Card Group, Inc.	517	14,874
#	Crane NXT Co.	118,305	7,567,971
*	Crexendo, Inc.	7,172	41,382
*	CS Disco, Inc.	140,928	710,277
	CSP, Inc.	97,739	1,952,825
	CTS Corp.	239,172	12,219,297
*	CVD Equipment Corp.	35,043	124,403
*	Daily Journal Corp.	5,102	2,092,330
*	Daktronics, Inc.	195,368	3,205,989
*	Data I/O Corp.	49,450	151,811
*	Data Storage Corp.	9,283	41,588
*	Diebold Nixdorf, Inc.	25,957	1,123,679
*	Digi International, Inc.	231,060	7,220,625
#*	DigitalOcean Holdings, Inc.	131,013	5,434,419
*	Diodes, Inc.	71,131	4,195,306
*	DoubleVerify Holdings, Inc.	126,787	2,613,080
*	DXC Technology Co.	616,391	13,388,013
*	E2open Parent Holdings, Inc.	408,419	1,074,142
*	Eastman Kodak Co.	212,083	1,567,293
*	eGain Corp.	68,392	417,191
*	Electro-Sensors, Inc.	4,550	22,340
*	Enfusion, Inc., Class A	123,639	1,379,811
*	ePlus, Inc.	169,823	13,568,858
*	EverCommerce, Inc.	6,970	70,676
*	Everspin Technologies, Inc.	52,393	320,645
#*	Evolv Technologies Holdings, Inc.	53,239	213,488
*	Expensify, Inc., Class A	5,869	21,011
*	Extreme Networks, Inc.	435,464	6,884,686
*	FARO Technologies, Inc.	79,050	2,507,466
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fastly, Inc., Class A	131,412	$1,375,884
*	Five9, Inc.	89,460	3,666,965
*	FormFactor, Inc.	443,240	17,751,762
	Frequency Electronics, Inc.	67,479	1,128,924
*	Freshworks, Inc., Class A	64,180	1,193,748
*	Grid Dynamics Holdings, Inc.	208,212	4,703,509
#*	GSI Technology, Inc.	54,160	151,648
	Hackett Group, Inc.	312,454	9,648,580
*	Harmonic, Inc.	764,154	8,619,657
*	Ichor Holdings Ltd.	131,188	3,602,422
*	Identiv, Inc.	33,314	115,266
	Immersion Corp.	5,457	45,675
#*	indie Semiconductor, Inc., Class A	543,933	2,230,125
*	Infinera Corp.	276,395	1,829,735
	Information Services Group, Inc.	145,438	445,040
#*	Insight Enterprises, Inc.	11,367	1,963,649
*	Intapp, Inc.	60,757	4,331,367
#	InterDigital, Inc.	129,352	23,668,829
*	inTEST Corp.	72,616	664,436
*	Intevac, Inc.	92,323	324,977
*	IPG Photonics Corp.	45,820	3,359,981
*	Itron, Inc.	177,401	19,045,771
*	Jamf Holding Corp.	382,095	5,773,455
*	JFrog Ltd.	231,736	8,055,143
*	Key Tronic Corp.	63,132	230,432
*	Kimball Electronics, Inc.	183,859	3,342,557
*	Knowles Corp.	549,007	10,392,703
	Kulicke & Soffa Industries, Inc.	345,310	15,314,498
*	KVH Industries, Inc.	89,348	545,916
*	Lantronix, Inc.	118,543	465,874
*	LGL Group, Inc.	51,187	337,834
*	Life360, Inc.	13,310	608,533
*	LiveRamp Holdings, Inc.	267,518	9,095,612
	Logility Supply Chain Solutions, Inc.	202,969	2,865,922
*	Magnachip Semiconductor Corp.	78,504	317,941
*	Matterport, Inc.	526,283	2,741,934
*	MaxLinear, Inc.	277,832	4,962,080
*	Meridianlink, Inc.	112,647	2,168,455
	Methode Electronics, Inc.	242,341	2,743,300
*	Mirion Technologies, Inc.	404,428	6,406,140
*	Mitek Systems, Inc.	178,775	1,823,505
*	M-Tron Industries, Inc.	16,700	983,630
*	N-able, Inc.	671,741	6,509,170

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Napco Security Technologies, Inc.	342,840	$12,582,228
#*	Navitas Semiconductor Corp.	334,515	1,013,580
*	nCino, Inc.	144,492	4,914,173
#*	NCR Voyix Corp.	484,900	5,959,421
*	NETGEAR, Inc.	76,398	2,112,405
*	NetScout Systems, Inc.	418,995	9,988,841
	Network-1 Technologies, Inc.	41,388	56,288
*	nLight, Inc.	200,349	2,237,898
#	NVE Corp.	25,368	1,817,871
*	Olo, Inc., Class A	448,228	3,307,923
*	ON24, Inc.	118,624	817,319
	OneSpan, Inc.	61,443	1,182,163
*	Ooma, Inc.	30,255	434,764
*	Optical Cable Corp.	27,967	137,877
*	OSI Systems, Inc.	110,122	21,632,366
*	PAR Technology Corp.	125,048	9,077,234
	PC Connection, Inc.	152,870	11,346,011
*	PDF Solutions, Inc.	170,662	4,754,643
*	Penguin Solutions, Inc.	302,404	6,132,753
*	Photronics, Inc.	315,189	7,246,195
*	Plexus Corp.	205,049	29,057,494
	Power Integrations, Inc.	55,005	3,427,912
*	Powerfleet, Inc. NJ	100,603	594,564
	Progress Software Corp.	298,601	17,118,795
*	Q2 Holdings, Inc.	150,430	14,316,423
*	Rapid7, Inc.	29,046	1,118,852
	Red Violet, Inc.	6,912	251,597
*	RF Industries Ltd.	52,025	272,091
*	Ribbon Communications, Inc.	398,646	1,634,449
	Richardson Electronics Ltd.	101,116	1,334,731
*	RingCentral, Inc., Class A	81,171	2,826,374
*	Rogers Corp.	76,669	7,134,050
*	Sanmina Corp.	275,638	23,079,170
	Sapiens International Corp. NV	241,724	6,613,569
*	ScanSource, Inc.	208,903	8,742,591
*	SecureWorks Corp., Class A	4,016	34,176
*	SEMrush Holdings, Inc., Class A	48,316	842,631
*	Silicon Laboratories, Inc.	41,217	5,588,613
*	SiTime Corp.	2,378	485,588
*	SmartRent, Inc.	254,447	374,037
	SolarWinds Corp.	579,227	8,618,898
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SoundThinking, Inc.	10,972	$146,476
*	Sprinklr, Inc., Class A	52,844	470,840
»	SRAX, Inc.	29,242	2,924
*	Synaptics, Inc.	105,662	8,970,704
*	Synchronoss Technologies, Inc.	1,008	9,959
*	Telos Corp.	232,558	723,255
*	Tenable Holdings, Inc.	3,819	164,561
*	Teradata Corp.	150,519	4,803,061
#*	Terawulf, Inc.	632,434	3,016,710
*	TransAct Technologies, Inc.	39,743	178,049
*	Trio-Tech International	14,028	84,871
*	TTM Technologies, Inc.	656,760	16,149,728
*	Turtle Beach Corp.	62,175	1,103,606
*	Ultra Clean Holdings, Inc.	238,303	8,786,232
*	Unisys Corp.	264,085	1,758,806
*	Veeco Instruments, Inc.	310,526	7,881,150
*	Verint Systems, Inc.	171,149	4,343,762
*	Viant Technology, Inc., Class A	32,804	725,953
#*	Viasat, Inc.	127,232	1,223,972
*	Viavi Solutions, Inc.	584,428	7,036,513
	Vishay Intertechnology, Inc.	506,160	8,569,289
*	Vishay Precision Group, Inc.	99,291	2,313,480
#	Xerox Holdings Corp.	480,492	4,103,402
*	Xperi, Inc.	184,911	1,667,897
*	Yext, Inc.	77,153	507,667
*	Zeta Global Holdings Corp., Class A	196,044	3,597,407
TOTAL INFORMATION TECHNOLOGY			828,127,975
MATERIALS — (4.5%)
	AdvanSix, Inc.	109,967	3,439,768
*	Alpha Metallurgical Resources, Inc.	61,260	11,220,994
	American Vanguard Corp.	113,086	698,871
	Ardagh Metal Packaging SA	13,346	36,968
*	Arq, Inc.	21,144	131,939
*	Ascent Industries Co.	55,788	629,847
	Ashland, Inc.	80,912	5,137,103
#*	Aspen Aerogels, Inc.	339,473	3,968,439
	Avient Corp.	108,759	4,665,761
*	Bioceres Crop Solutions Corp.	15,939	109,182

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Caledonia Mining Corp. PLC	14,558	$136,700
*	Century Aluminum Co.	804,592	14,707,942
	Chemours Co.	183,530	3,485,235
*	Clearwater Paper Corp.	97,071	3,120,833
*	Cleveland-Cliffs, Inc.	31,832	325,960
*	Coeur Mining, Inc.	1,633,080	10,778,328
	Compass Minerals International, Inc.	1,600	18,656
*	Core Molding Technologies, Inc.	42,148	622,526
*	Dakota Gold Corp.	38,662	85,830
*	Ecovyst, Inc.	458,227	3,555,841
	Ferroglobe PLC	489,659	1,904,773
	First Majestic Silver Corp. (AG US)	268,767	1,531,972
*	Flotek Industries, Inc.	3,706	34,280
	Fortitude Gold Corp.	56,138	294,163
	Friedman Industries, Inc.	73,063	1,108,366
	Greif, Inc. (GEF US), Class A	95,064	5,819,818
	Greif, Inc. (GEF/B US), Class B	20,094	1,273,357
	Hawkins, Inc.	186,538	19,942,778
	HB Fuller Co.	47,121	2,974,749
	Hecla Mining Co.	2,249,222	12,775,581
	Huntsman Corp.	614,208	10,337,121
*	Idaho Strategic Resources, Inc.	130	1,661
*	Ingevity Corp.	52,519	2,381,737
	Innospec, Inc.	162,813	18,454,854
*	Intrepid Potash, Inc.	63,646	1,673,253
	Kaiser Aluminum Corp.	102,170	7,151,900
	Koppers Holdings, Inc.	116,078	3,454,481
	Kronos Worldwide, Inc.	249,000	2,387,910
*	LSB Industries, Inc.	71,554	603,916
*	Magnera Corp.	25,387	473,721
	Materion Corp.	143,510	14,494,510
	Mativ Holdings, Inc.	213,523	2,039,145
*	McEwen Mining, Inc.	48,661	400,967
	Mercer International, Inc.	278,123	1,871,768
*	Metallus, Inc.	301,214	4,500,137
	Minerals Technologies, Inc.	179,479	13,764,244
#*	MP Materials Corp.	262,896	5,773,196
	Myers Industries, Inc.	260,599	3,137,612
	NewMarket Corp.	887	441,744
*	Nexa Resources SA	57,871	361,115
	Northern Technologies International Corp.	75,302	891,576
*	O-I Glass, Inc.	613,515	7,325,369
		Shares	Value†
MATERIALS — (Continued)
	Olin Corp.	138,966	$4,070,314
	Olympic Steel, Inc.	81,144	2,797,034
	Orion SA	225,791	3,149,784
	Pactiv Evergreen, Inc.	211,614	3,754,032
*	Perimeter Solutions, Inc.	56,812	710,150
	Quaker Chemical Corp.	32,022	4,520,866
	Radius Recycling, Inc.	142,206	1,707,894
	Ramaco Resources, Inc. (METC US), Class A	177,701	1,682,828
	Ramaco Resources, Inc. (METCB US), Class B	3,392	29,884
*	Ranpak Holdings Corp.	244,570	1,790,252
*	Rayonier Advanced Materials, Inc.	272,665	2,181,320
††	Resolute Forest Products, Inc.	332,327	88,499
	Ryerson Holding Corp.	160,688	3,592,984
	Scotts Miracle-Gro Co.	57,193	4,058,415
	Sensient Technologies Corp.	76,631	5,786,407
*	Smith-Midland Corp.	1,828	73,175
	Sonoco Products Co.	34,530	1,645,009
	Stepan Co.	146,903	9,312,181
	SunCoke Energy, Inc.	412,466	3,873,056
	Sylvamo Corp.	218,073	17,467,647
*	Tredegar Corp.	124,723	979,076
	TriMas Corp.	254,701	6,189,234
	Tronox Holdings PLC	749,982	7,702,315
*	U.S. Gold Corp.	6,742	49,823
	U.S. Lime & Minerals, Inc.	293,100	32,410,998
	Warrior Met Coal, Inc.	214,407	11,314,257
	Worthington Steel, Inc.	161,919	4,703,747
TOTAL MATERIALS			352,099,678
REAL ESTATE — (1.2%)
*	AMREP Corp.	60,952	1,850,503
*	Anywhere Real Estate, Inc.	407,159	1,469,844
*	CKX Lands, Inc.	12,473	140,820
*	Compass, Inc., Class A	777,663	5,638,057
*	Cushman & Wakefield PLC	595,785	8,215,875
*	Five Point Holdings LLC, Class A	24,172	158,810
*	Forestar Group, Inc.	168,353	4,016,902

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	FRP Holdings, Inc.	174,616	$5,332,773
*	Howard Hughes Holdings, Inc.	237,384	18,129,016
*»	JW Mays, Inc.	2,700	112,077
	Kennedy-Wilson Holdings, Inc.	570,138	5,159,749
	Marcus & Millichap, Inc.	254,835	9,724,504
*	Maui Land & Pineapple Co., Inc.	85,311	1,717,310
	Newmark Group, Inc., Class A	495,498	7,001,387
*	Rafael Holdings, Inc., Class B	114,197	235,246
*	RE/MAX Holdings, Inc., Class A	69,271	691,325
	RMR Group, Inc., Class A	56,617	1,057,039
*	Seaport Entertainment Group, Inc.	59,812	1,591,597
	St. Joe Co.	393,997	18,951,256
*	Star Holdings	877	7,796
*	Stratus Properties, Inc.	54,159	1,044,727
*	Tejon Ranch Co.	130,797	2,121,527
TOTAL REAL ESTATE			94,368,140
UTILITIES — (2.3%)
	ALLETE, Inc.	104,755	6,874,023
*	Altus Power, Inc.	185,836	748,919
	American States Water Co.	152,009	11,324,671
	Artesian Resources Corp., Class A	46,409	1,438,679
	Avista Corp.	266,241	9,749,745
	Black Hills Corp.	105,589	6,201,242
	California Water Service Group	247,671	11,217,020
	Chesapeake Utilities Corp.	116,526	14,245,303
	Consolidated Water Co. Ltd.	82,866	2,169,432
	Genie Energy Ltd., Class B	197,675	2,832,683
	Global Water Resources, Inc.	34,593	397,820
*	Hawaiian Electric Industries, Inc.	115,489	1,055,569
		Shares	Value†
UTILITIES — (Continued)
	MDU Resources Group, Inc.	243,390	$4,337,210
	MGE Energy, Inc.	131,963	11,856,876
	Middlesex Water Co.	106,858	5,411,289
*	Montauk Renewables, Inc.	47,413	198,186
	New Jersey Resources Corp.	138,861	6,658,385
	Northwest Natural Holding Co.	146,892	5,863,929
	Northwestern Energy Group, Inc.	145,184	7,826,869
	ONE Gas, Inc.	93,116	6,577,714
	Ormat Technologies, Inc.	78,458	5,033,081
#	Otter Tail Corp.	251,306	19,360,614
	Portland General Electric Co.	166,051	6,831,338
*	Pure Cycle Corp.	98,269	1,154,661
	RGC Resources, Inc.	23,748	505,120
	SJW Group	164,987	8,287,297
	Spire, Inc.	81,863	5,808,998
#*	Sunnova Energy International, Inc.	377,486	970,139
	TXNM Energy, Inc.	157,983	7,638,478
	Unitil Corp.	104,022	5,572,459
	York Water Co.	84,409	2,610,770
TOTAL UTILITIES			180,758,519
TOTAL COMMON STOCKS Cost ($4,056,414,462)			7,285,204,790

TEMPORARY CASH INVESTMENTS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	60,885,097	60,885,097
SECURITIES LENDING COLLATERAL — (6.3%)
@§	The DFA Short Term Investment Fund	42,898,770	496,252,969
TOTAL INVESTMENTS — (100.0%)
(Cost $4,613,506,728)^^			$7,842,342,856

U.S. Micro Cap Portfolio
CONTINUED
As of January 31, 2025, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	177	03/21/25	$53,842,403	$53,695,162	$(147,241)
Total Futures Contracts			$53,842,403	$53,695,162	$(147,241)
As of January 31, 2025, the value of Rule 144A securities amounted to $1,778,167 or 0.0% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$241,191,480	$73,522	—	$241,265,002
Consumer Discretionary	1,002,495,919	127,408	—	1,002,623,327
Consumer Staples	247,406,703	814,206	—	248,220,909
Energy	384,574,210	—	—	384,574,210
Financials	1,684,662,916	237,896	—	1,684,900,812
Health Care	836,797,162	32,713	$1,291,034	838,120,909
Industrials	1,430,141,962	—	3,347	1,430,145,309
Information Technology	828,125,051	2,924	—	828,127,975
Materials	352,011,179	—	88,499	352,099,678
Real Estate	94,256,063	112,077	—	94,368,140
Utilities	180,758,519	—	—	180,758,519
Temporary Cash Investments	60,885,097	—	—	60,885,097
Securities Lending Collateral	—	496,252,969	—	496,252,969
Total Investments in Securities	$7,343,306,261	$497,653,715	$1,382,880˂˃	$7,842,342,856
Financial Instruments
Liabilities
Futures Contracts**	(147,241)	—	—	(147,241)
Total Financial Instruments	$(147,241)	—	—	$(147,241)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.4%)
REAL ESTATE — (97.4%)
	Acadia Realty Trust	592,501	$13,651,223
	Agree Realty Corp.	571,870	41,500,606
	Alexander & Baldwin, Inc.	69,499	1,240,557
	Alexander's, Inc.	12,182	2,313,971
	Alexandria Real Estate Equities, Inc.	865,552	84,261,487
	Alpine Income Property Trust, Inc.	34,171	576,123
	American Assets Trust, Inc.	232,036	5,633,834
	American Homes 4 Rent, Class A	1,866,406	64,633,640
	American Tower Corp.	2,574,849	476,218,323
	Americold Realty Trust, Inc.	1,432,939	31,309,717
	Apartment Investment & Management Co., Class A	584,025	5,279,586
	Apple Hospitality REIT, Inc.	1,151,155	17,773,833
	AvalonBay Communities, Inc.	796,908	176,523,091
*	Bluerock Homes Trust, Inc.	21,940	254,723
	Braemar Hotels & Resorts, Inc.	282,340	719,967
#	Brandywine Realty Trust	689,908	3,787,595
	Brixmor Property Group, Inc.	1,704,072	44,408,116
	Broadstone Net Lease, Inc.	962,343	15,147,279
	BRT Apartments Corp.	59,313	1,016,625
	BXP, Inc.	833,866	60,988,959
	Camden Property Trust	587,761	66,834,303
	CareTrust REIT, Inc.	996,962	26,419,493
	CBL & Associates Properties, Inc.	53,151	1,626,952
	Centerspace	76,689	4,658,857
	Chatham Lodging Trust	216,430	1,891,598
	City Office REIT, Inc.	191,254	1,015,559
	Clipper Realty, Inc.	76,438	311,867
	Community Healthcare Trust, Inc.	129,952	2,576,948
	COPT Defense Properties	633,136	18,639,524
	Cousins Properties, Inc.	789,587	24,106,091
	Crown Castle, Inc.	2,434,601	217,361,177
		Shares	Value†
REAL ESTATE — (Continued)
#	CTO Realty Growth, Inc.	135,418	$2,658,255
	CubeSmart	1,222,157	50,963,947
	Curbline Properties Corp.	498,085	12,188,140
	DiamondRock Hospitality Co.	991,918	8,709,040
	Digital Realty Trust, Inc.	1,829,580	299,794,979
	Diversified Healthcare Trust	601,796	1,492,454
#	Douglas Emmett, Inc.	928,038	17,038,778
	Easterly Government Properties, Inc.	473,681	5,381,016
	EastGroup Properties, Inc.	265,405	45,017,996
	Elme Communities	435,479	6,645,410
	Empire State Realty Trust, Inc., Class A	666,629	6,372,973
#	EPR Properties	394,203	18,172,758
	Equinix, Inc.	526,980	481,480,547
	Equity LifeStyle Properties, Inc.	963,936	63,089,611
	Equity Residential	1,898,893	134,118,813
#	Essential Properties Realty Trust, Inc.	976,934	31,359,581
	Essex Property Trust, Inc.	359,745	102,372,635
	Extra Space Storage, Inc.	1,167,615	179,812,710
	Federal Realty Investment Trust	424,429	46,105,722
	First Industrial Realty Trust, Inc.	713,739	38,106,525
	Four Corners Property Trust, Inc.	508,460	13,947,058
	Franklin Street Properties Corp.	234,183	423,871
	Gaming & Leisure Properties, Inc.	1,545,921	74,807,117
	Getty Realty Corp.	292,448	9,068,812
	Gladstone Commercial Corp.	231,989	3,760,542
	Global Medical REIT, Inc.	296,104	2,321,455
	Global Net Lease, Inc.	955,368	6,869,096
	Global Self Storage, Inc.	43,975	226,911
	Healthcare Realty Trust, Inc.	1,889,731	31,652,994
	Healthpeak Properties, Inc.	3,827,430	79,074,704

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Highwoods Properties, Inc.	552,563	$16,460,852
	Host Hotels & Resorts, Inc.	3,799,372	63,487,506
	Hudson Pacific Properties, Inc.	623,499	1,951,552
#	Independence Realty Trust, Inc.	1,188,559	22,832,218
	Industrial Logistics Properties Trust	278,519	1,105,720
	Innovative Industrial Properties, Inc.	148,537	10,647,132
	InvenTrust Properties Corp.	395,956	11,775,731
	Invitation Homes, Inc.	3,399,547	105,895,889
	Iron Mountain, Inc.	1,643,004	166,879,916
	JBG SMITH Properties	391,001	6,064,426
#	Kilroy Realty Corp.	584,279	22,798,567
	Kimco Realty Corp.	3,779,808	84,856,690
	Kite Realty Group Trust	1,203,187	27,853,779
	Lamar Advertising Co., Class A	494,157	62,471,328
	LTC Properties, Inc.	245,958	8,460,955
	LXP Industrial Trust	1,488,488	12,384,220
	Macerich Co.	1,158,185	24,067,084
#	Medical Properties Trust, Inc.	2,932,286	13,752,421
	Mid-America Apartment Communities, Inc.	647,138	98,740,316
	Modiv Industrial, Inc.	11,509	168,492
#	National Health Investors, Inc.	251,905	17,157,250
#	National Storage Affiliates Trust	383,504	14,247,174
#	NET Lease Office Properties	84,119	2,685,078
#	NETSTREIT Corp.	346,489	5,017,161
	NexPoint Residential Trust, Inc.	127,772	5,044,439
	NNN REIT, Inc.	1,039,917	40,962,331
	Office Properties Income Trust	195,033	177,207
	Omega Healthcare Investors, Inc.	1,479,943	54,846,688
	One Liberty Properties, Inc.	95,825	2,459,828
	Orion Office REIT, Inc.	235,687	954,532
	Outfront Media, Inc.	670,787	12,342,481
	Paramount Group, Inc.	849,099	4,152,094
	Park Hotels & Resorts, Inc.	1,037,098	13,990,452
	Peakstone Realty Trust	11,826	127,129
	Pebblebrook Hotel Trust	555,097	7,288,424
		Shares	Value†
REAL ESTATE — (Continued)
	Phillips Edison & Co., Inc.	499,369	$18,142,076
#	Piedmont Office Realty Trust, Inc., Class A	589,804	5,154,887
	Plymouth Industrial REIT, Inc.	217,240	3,649,632
	Postal Realty Trust, Inc., Class A	73,804	971,261
	Prologis, Inc.	5,015,096	598,050,198
	Public Storage	874,642	261,063,144
	Realty Income Corp.	4,732,549	258,586,477
	Regency Centers Corp.	972,708	69,879,343
	Retail Opportunity Investments Corp.	102,778	1,795,532
#	Rexford Industrial Realty, Inc.	1,218,991	49,564,174
	RLJ Lodging Trust	823,372	8,027,877
	Ryman Hospitality Properties, Inc.	319,612	33,508,122
	Sabra Health Care REIT, Inc.	1,226,597	20,496,436
	Saul Centers, Inc.	74,829	2,732,755
	SBA Communications Corp.	600,906	118,714,989
	Service Properties Trust	778,827	2,219,657
	Sila Realty Trust, Inc.	81,033	2,014,480
	Simon Property Group, Inc.	1,835,992	319,205,569
	SITE Centers Corp.	195,117	2,922,853
#	SL Green Realty Corp.	377,449	25,436,288
#	STAG Industrial, Inc.	999,400	34,159,492
	Summit Hotel Properties, Inc.	505,785	3,393,817
	Sun Communities, Inc.	699,270	88,457,655
	Sunstone Hotel Investors, Inc.	840,041	9,517,665
	Tanger, Inc.	614,365	20,163,459
#	Terreno Realty Corp.	536,056	35,068,784
	UDR, Inc.	1,754,739	73,242,806
#	UMH Properties, Inc.	394,017	7,088,366
#	Uniti Group, Inc.	1,090,944	5,945,645
	Universal Health Realty Income Trust	73,588	2,872,876
	Urban Edge Properties	689,886	14,032,281
	Ventas, Inc.	2,321,329	140,254,698
	Veris Residential, Inc.	346,102	5,516,866
	VICI Properties, Inc.	5,748,798	171,141,716
	Vornado Realty Trust	877,860	37,976,224
	Welltower, Inc.	2,494,846	340,496,582
	Whitestone REIT	231,889	3,107,313
#	WP Carey, Inc.	1,189,832	66,523,507

DFA Real Estate Securities Portfolio
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
Xenia Hotels & Resorts, Inc.	528,172	$7,901,453
TOTAL REAL ESTATE		6,998,820,091
TOTAL COMMON STOCKS Cost ($4,120,767,680)		6,998,820,091

TEMPORARY CASH INVESTMENTS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.330%	61,489,171	61,489,171
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	10,659,984	$123,314,699
TOTAL INVESTMENTS — (100.0%)
(Cost $4,305,562,350)^^			$7,183,623,961
As of January 31, 2025, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	197	03/21/25	$60,316,411	$59,762,412	$(553,999)
Total Futures Contracts			$60,316,411	$59,762,412	$(553,999)
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Real Estate	$6,998,820,091	—	—	$6,998,820,091
Temporary Cash Investments	61,489,171	—	—	61,489,171
Securities Lending Collateral	—	$123,314,699	—	123,314,699
Total Investments in Securities	$7,060,309,262	$123,314,699	—	$7,183,623,961
Financial Instruments
Liabilities
Futures Contracts**	(553,999)	—	—	(553,999)
Total Financial Instruments	$(553,999)	—	—	$(553,999)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.3%)
	AGL Energy Ltd.	259,985	$1,849,347
	ALS Ltd.	243,765	2,457,573
	Ampol Ltd.	140,268	2,516,954
	ANZ Group Holdings Ltd.	668,376	12,621,325
#	APA Group	482,054	2,032,934
	Aristocrat Leisure Ltd.	180,450	8,390,852
	ASX Ltd.	41,528	1,628,290
	Atlas Arteria Ltd.	365,025	1,139,774
#	Aurizon Holdings Ltd.	1,213,919	2,456,754
	Bendigo & Adelaide Bank Ltd.	285,791	2,398,308
	BHP Group Ltd. (BHP AU)	1,152,782	28,311,960
#	BHP Group Ltd. (BHP LN), Class DI	242,396	5,976,363
#	BHP Group Ltd. (BHP US), Sponsored ADR	300,265	14,758,025
	BlueScope Steel Ltd.	232,410	3,034,876
	Brambles Ltd.	570,506	6,971,861
	CAR Group Ltd.	90,286	2,249,873
	Challenger Ltd.	16,787	65,201
	Cleanaway Waste Management Ltd.	1,014,244	1,736,668
	Cochlear Ltd.	22,145	4,358,614
	Coles Group Ltd.	502,968	6,062,757
	Commonwealth Bank of Australia	399,233	39,397,188
	Computershare Ltd.	179,161	3,894,610
	CSL Ltd.	69,937	12,074,117
#	Endeavour Group Ltd.	703,876	1,836,051
	Evolution Mining Ltd.	1,203,701	4,182,970
	Fortescue Ltd.	638,579	7,478,634
	Harvey Norman Holdings Ltd.	414,306	1,326,047
	HUB24 Ltd.	21,547	1,066,730
	Incitec Pivot Ltd.	556,038	1,027,134
	Insurance Australia Group Ltd.	1,347,639	7,642,800
*	James Hardie Industries PLC (JHX AU), CDI	157,942	5,308,598
	JB Hi-Fi Ltd.	87,528	5,460,989
	Lottery Corp. Ltd.	827,246	2,571,767
*	Lynas Rare Earths Ltd.	298,029	1,155,170
	Macquarie Group Ltd.	70,544	10,435,815
	Medibank Pvt Ltd.	854,349	2,106,580
	Mineral Resources Ltd.	57,490	1,226,462
	Myer Holdings Ltd.	60,458	34,113
		Shares	Value»
AUSTRALIA — (Continued)
	National Australia Bank Ltd.	761,920	$18,774,966
	Netwealth Group Ltd.	75,388	1,457,298
#*	NEXTDC Ltd.	202,074	1,837,655
	Northern Star Resources Ltd.	466,038	4,932,416
	Orica Ltd.	256,717	2,782,815
	Origin Energy Ltd.	639,687	4,125,578
#*	Pilbara Minerals Ltd.	1,006,077	1,411,079
	Premier Investments Ltd.	8,397	122,997
	Pro Medicus Ltd.	23,723	4,059,855
*	Qantas Airways Ltd.	299,473	1,735,404
	QBE Insurance Group Ltd.	608,569	7,855,258
	Qube Holdings Ltd.	798,076	2,048,117
	Ramsay Health Care Ltd.	61,205	1,271,450
	REA Group Ltd.	15,885	2,436,413
#	Reece Ltd.	79,223	1,160,618
	Rio Tinto Ltd.	130,228	9,379,140
	Santos Ltd.	2,230,872	9,659,575
#	SEEK Ltd.	117,034	1,645,468
	SGH Ltd.	107,212	3,163,081
	Sonic Healthcare Ltd.	199,908	3,511,932
	South32 Ltd. (S32 AU)	2,534,898	5,205,028
	Steadfast Group Ltd.	394,176	1,416,050
	Suncorp Group Ltd.	483,395	6,197,630
	Technology One Ltd.	173,263	3,294,289
*	Telix Pharmaceuticals Ltd.	70,294	1,262,670
	Telstra Group Ltd. (TLS AU)	1,417,464	3,460,583
	TPG Telecom Ltd.	194,582	527,125
#	Transurban Group	991,946	8,170,733
	Treasury Wine Estates Ltd.	295,168	1,958,141
	Wesfarmers Ltd.	328,349	15,466,673
	Westpac Banking Corp.	748,445	15,529,359
	Whitehaven Coal Ltd.	77,761	292,207
	WiseTech Global Ltd.	48,021	3,635,319
	Woodside Energy Group Ltd. (WDS AU)	656,980	10,012,889
	Woodside Energy Group Ltd. (WDS LN)	43,801	672,880
#	Woodside Energy Group Ltd. (WDS US), ADR	68,532	1,045,113
	Woolworths Group Ltd.	390,867	7,348,888

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Worley Ltd.	174,527	$1,550,782
*	Xero Ltd.	49,167	5,533,994
#	Yancoal Australia Ltd.	297,444	1,185,674
TOTAL AUSTRALIA			396,381,226
AUSTRIA — (0.2%)
	Erste Group Bank AG	129,852	7,983,149
	OMV AG	82,151	3,382,929
	Verbund AG	21,683	1,664,608
TOTAL AUSTRIA			13,030,686
BELGIUM — (0.9%)
	Ageas SA	100,830	5,194,091
	Anheuser-Busch InBev SA (ABI BB)	347,367	17,116,985
*	Argenx SE (ARGX BB)	4,901	3,235,332
*	Argenx SE (ARGX US), ADR	2,482	1,626,033
	D'ieteren Group	6,808	1,141,954
	KBC Group NV	175,179	13,437,587
	Lotus Bakeries NV	71	757,351
	Solvay SA	31,374	958,906
	Syensqo SA	76,668	6,040,955
	UCB SA	39,323	7,650,417
TOTAL BELGIUM			57,159,611
CANADA — (11.0%)
	Agnico Eagle Mines Ltd. (AEM CN)	19,787	1,839,125
	Agnico Eagle Mines Ltd. (AEM US)	182,318	16,944,635
	Alamos Gold, Inc. (AGI US), Class A	202,728	4,243,097
	Alimentation Couche-Tard, Inc.	260,232	13,742,599
	AltaGas Ltd.	156,204	3,604,832
	ARC Resources Ltd.	412,789	7,069,404
	AtkinsRealis Group, Inc.	90,231	4,521,018
	Bank of Montreal (BMO CN)	11,607	1,149,080
	Bank of Montreal (BMO US)	193,447	19,158,991
	Bank of Nova Scotia (BNS CN)	153,045	7,830,479
	Bank of Nova Scotia (BNS US)	168,645	8,629,565
	Barrick Gold Corp. (0R22 LI)	141,262	2,345,174
	Barrick Gold Corp. (GOLD US)	569,896	9,329,197
	BCE, Inc. (BCE US)	17,800	423,462
*	Bombardier, Inc. (BBD/A CN), Class A	600	35,277
		Shares	Value»
CANADA — (Continued)
*	Bombardier, Inc. (BBD/B CN), Class B	48,400	$2,832,367
	Brookfield Corp. (BN CN)	92,109	5,631,712
	Brookfield Corp. (BN US)	99,097	6,064,736
*	CAE, Inc. (CAE CN)	27,144	640,056
#*	CAE, Inc. (CAE US)	55,300	1,305,080
	Cameco Corp. (CCJ US)	59,913	2,962,099
	Canadian Imperial Bank of Commerce (CM CN)	160,785	10,128,232
	Canadian Imperial Bank of Commerce (CM US)	109,835	6,921,802
	Canadian National Railway Co. (CNI US)	58,609	6,125,227
	Canadian National Railway Co. (CNR CN)	78,308	8,180,218
	Canadian Natural Resources Ltd. (CNQ CN)	31,472	956,059
	Canadian Natural Resources Ltd. (CNQ US)	706,958	21,456,175
	Canadian Pacific Kansas City Ltd. (CP CN)	66,912	5,317,601
	Canadian Pacific Kansas City Ltd. (CP US)	130,454	10,384,138
#	Canadian Tire Corp. Ltd., Class A	3,365	378,836
	Canadian Utilities Ltd., Class A	61,090	1,427,052
	Capital Power Corp.	58,920	2,157,582
	CCL Industries, Inc., Class B	74,386	3,694,860
*	Celestica, Inc. (CLS US)	66,238	8,178,406
	Cenovus Energy, Inc. (CVE CN)	69,958	1,011,812
	Cenovus Energy, Inc. (CVE US)	491,406	7,110,645
	CGI, Inc. (GIB US)	82,960	9,774,347
	CGI, Inc. (GIBA CN)	199	23,459
	Colliers International Group, Inc. (CIGI US)	17,103	2,434,612
	Constellation Software, Inc.	6,352	20,773,512

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Descartes Systems Group, Inc. (DSG CN)	15,836	$1,833,069
*	Descartes Systems Group, Inc. (DSGX US)	7,933	918,879
#	Dollarama, Inc.	102,886	9,736,066
	Element Fleet Management Corp.	268,036	5,265,372
#	Emera, Inc.	135,162	5,135,477
	Empire Co. Ltd., Class A	91,042	2,677,356
#	Enbridge, Inc. (ENB CN)	34,288	1,482,762
#	Enbridge, Inc. (ENB US)	478,252	20,679,616
	Endeavour Mining PLC	8,560	176,047
	Fairfax Financial Holdings Ltd.	12,227	16,457,970
*	First Quantum Minerals Ltd.	157,443	1,970,540
	FirstService Corp. (FSV CN)	18,565	3,376,279
	FirstService Corp. (FSV US)	3,957	719,660
#	Fortis, Inc. (FTS CN)	146,619	6,244,687
#	Fortis, Inc. (FTS US)	27,287	1,162,972
#	Franco-Nevada Corp. (FNV US)	50,399	6,852,248
	George Weston Ltd.	22,248	3,438,960
	GFL Environmental, Inc.	72,871	3,142,926
	Gildan Activewear, Inc. (GIL US)	98,507	5,083,946
	Great-West Lifeco, Inc.	134,181	4,338,367
Ω	Hydro One Ltd.	115,325	3,588,259
	iA Financial Corp., Inc.	71,974	6,646,459
	IGM Financial, Inc.	39,490	1,267,017
	Imperial Oil Ltd. (IMO US)	75,274	5,016,259
	Intact Financial Corp.	45,388	8,062,003
*	Ivanhoe Mines Ltd., Class A	134,750	1,447,310
	Keyera Corp.	126,300	3,583,866
	Kinross Gold Corp. (K CN)	748,885	8,435,165
	Kinross Gold Corp. (KGC US)	375,679	4,237,659
	Loblaw Cos. Ltd.	56,928	7,128,221
	Lundin Mining Corp.	441,451	3,487,018
#	Magna International, Inc. (MGA US)	146,403	5,807,807
	Manulife Financial Corp. (MFC CN)	198,270	5,928,933
		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp. (MFC US)	190,396	$5,694,744
	MEG Energy Corp.	15,013	246,162
	Metro, Inc.	94,918	5,930,797
#	National Bank of Canada	194,599	17,271,356
	Nutrien Ltd. (NTR CN)	12,443	642,206
	Nutrien Ltd. (NTR US)	204,102	10,537,766
	Onex Corp.	4,959	380,349
	Open Text Corp. (OTEX US)	88,610	2,608,678
	Pan American Silver Corp. (PAAS US)	173,732	4,032,320
	Pembina Pipeline Corp. (PBA US)	196,513	7,096,084
	Quebecor, Inc., Class B	16,207	359,747
	RB Global, Inc. (RBA CN)	15,049	1,345,593
	RB Global, Inc. (RBA US)	48,863	4,372,261
	Restaurant Brands International, Inc. (QSR CN)	58,971	3,625,863
#	Restaurant Brands International, Inc. (QSR US)	41,074	2,527,694
#	Rogers Communications, Inc. (RCI US), Class B	63,944	1,757,181
	Rogers Communications, Inc. (RCIB CN), Class B	80,132	2,201,032
	Royal Bank of Canada (RY CN)	290,111	35,367,851
	Royal Bank of Canada (RY US)	206,240	25,146,843
	Saputo, Inc.	106,878	1,775,968
*	Shopify, Inc. (SHOP CN), Class A	9,260	1,080,668
*	Shopify, Inc. (SHOP US), Class A	52,496	6,131,533
	South Bow Corp.	68,268	1,631,625
	Stantec, Inc. (STN CN)	43,878	3,395,575
	Stantec, Inc. (STN US)	2,600	201,318
	Sun Life Financial, Inc. (SLF CN)	45,991	2,652,152
	Sun Life Financial, Inc. (SLF US)	130,410	7,518,136
	Suncor Energy, Inc. (SU US)	558,310	20,970,124
	TC Energy Corp. (TRP CN)	3,077	138,654

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TC Energy Corp. (TRP US)	338,269	$15,239,018
	Teck Resources Ltd. (TECK US), Class B	201,224	8,226,037
	TELUS Corp.	81,584	1,183,329
#	TFI International, Inc. (TFII US)	34,897	4,599,774
	Thomson Reuters Corp. (TRI US)	26,806	4,510,109
	TMX Group Ltd.	107,305	3,321,002
	Toromont Industries Ltd.	48,516	3,868,662
	Toronto-Dominion Bank (TD CN)	167,363	9,547,643
	Toronto-Dominion Bank (TD US)	305,698	17,446,185
	Tourmaline Oil Corp.	204,886	9,333,954
	Waste Connections, Inc. (WCN CN)	22,131	4,066,559
	Waste Connections, Inc. (WCN US)	21,551	3,960,394
	West Fraser Timber Co. Ltd. (WFG CN)	40,174	3,483,212
	Wheaton Precious Metals Corp. (WPM US)	81,471	5,089,493
	WSP Global, Inc.	39,637	6,726,304
TOTAL CANADA			689,307,690
DENMARK — (2.5%)
	AP Moller - Maersk AS (MAERSKA DC), Class A	971	1,405,178
	AP Moller - Maersk AS (MAERSKB DC), Class B	1,472	2,173,964
	Carlsberg AS, Class B	49,267	5,160,280
#	Coloplast AS, Class B	43,715	5,034,549
	Danske Bank AS	264,432	7,895,300
*	Demant AS	22,718	912,097
	DSV AS	71,219	14,187,835
*	Genmab AS (GMAB DC)	20,347	3,999,344
*	Genmab AS (GMAB US), Sponsored ADR	1,009	19,847
	H Lundbeck AS (HLUNB DC)	2,027	12,404
	Novo Nordisk AS (NOVOB DC), Class B	923,030	77,926,441
	Novonesis (Novozymes) B	195,607	11,214,742
#*Ω	Orsted AS	65,306	2,518,234
	Pandora AS	69,540	13,304,270
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS (ROCKA DC), Class A	43	$15,254
	Rockwool AS (ROCKB DC), Class B	4,829	1,710,022
	Tryg AS	201,083	4,073,649
*	Vestas Wind Systems AS	299,204	4,115,441
*	Zealand Pharma AS	17,754	1,804,096
TOTAL DENMARK			157,482,947
FINLAND — (0.9%)
	Elisa OYJ	4,344	186,984
#	Fortum OYJ	211,567	3,073,963
	Kesko OYJ (KESKOA FH), Class A	45,169	851,280
	Kone OYJ, Class B	98,576	5,102,386
	Metso OYJ	37,637	373,574
	Neste OYJ	139,912	1,772,864
#	Nokia OYJ (NOK US), Sponsored ADR	224,074	1,030,740
	Nokia OYJ (NOKIA FH)	1,564,193	7,375,866
	Nokia OYJ (NOKIA FP)	268,823	1,261,613
	Nordea Bank Abp (NDA FH)	816,647	9,713,242
	Nordea Bank Abp (NDA SS)	598,154	7,122,442
	Sampo OYJ, Class A	140,293	5,791,336
	Stora Enso OYJ, Class R	35,260	390,514
	UPM-Kymmene OYJ	157,021	4,630,533
	Wartsila OYJ Abp	286,987	5,421,239
TOTAL FINLAND			54,098,576
FRANCE — (8.7%)
	Accor SA	63,770	3,278,397
	Aeroports de Paris SA	14,111	1,607,975
	Air Liquide SA	110,773	19,350,029
	Airbus SE	134,972	23,346,299
*	Alstom SA	112,775	2,232,143
Ω	Amundi SA	28,160	1,982,345
	AXA SA	323,708	12,280,560
	BioMerieux	19,678	2,388,321
	BNP Paribas SA	230,011	15,711,976
	Bollore SE	356,077	2,103,703
	Bouygues SA	126,311	4,014,969
	Bureau Veritas SA	168,692	5,271,902
*	Canal & SA	340,073	774,793
	Capgemini SE	55,178	10,026,743
	Carrefour SA	307,187	4,376,612
	Cie de Saint-Gobain SA	176,953	16,593,484
	Cie Generale des Etablissements Michelin SCA	390,422	13,577,706
	Credit Agricole SA	260,750	3,925,432

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Danone SA	218,217	$15,284,996
	Dassault Aviation SA	9,499	2,143,475
	Dassault Systemes SE	70,721	2,761,077
	Edenred SE	4,858	167,602
	Eiffage SA	5,665	506,094
	Engie SA	792,687	13,085,583
	EssilorLuxottica SA	54,473	14,950,586
	Eurofins Scientific SE	67,409	3,616,505
Ω	Euronext NV	37,614	4,368,757
	Getlink SE	117,190	1,874,727
	Hermes International SCA	9,337	26,261,798
	Ipsen SA	22,202	2,740,648
	Kering SA	22,325	5,844,423
	Legrand SA	91,595	9,338,370
	L'Oreal SA	48,037	17,823,273
*	Louis Hachette Group	340,073	454,819
	LVMH Moet Hennessy Louis Vuitton SE	85,031	62,192,042
	Orange SA (ORA FP)	1,251,477	13,459,015
	Pernod Ricard SA	40,186	4,589,612
	Publicis Groupe SA (PUB FP)	104,028	11,063,577
	Renault SA	82,943	4,258,105
	Rexel SA	18,645	493,606
	Safran SA	106,656	26,439,624
	Sanofi SA (SAN FP)	216,767	23,558,680
	Sartorius Stedim Biotech	4,152	957,363
	Schneider Electric SE (0NWV LI)	935	236,964
	Schneider Electric SE (SU FP)	100,339	25,448,443
	Societe Generale SA	324,830	10,514,759
	Sodexo SA	43,413	3,212,084
	Sodexo, Inc.	16,625	1,227,971
	STMicroelectronics NV (STM FP)	178,896	3,996,706
	STMicroelectronics NV (STM US)	191,480	4,298,726
	Thales SA	34,475	5,580,648
	TotalEnergies SE (TTE FP)	937,065	54,286,190
#	TotalEnergies SE (TTE US), Sponsored ADR	18,895	1,096,477
	Veolia Environnement SA (VEOEY US), ADR	34,172	485,584
	Veolia Environnement SA (VIE FP)	229,655	6,552,948
	Vinci SA	170,302	18,428,869
	Vivendi SE	340,073	961,212
TOTAL FRANCE			547,405,327
		Shares	Value»
GERMANY — (7.6%)
	adidas AG	57,706	$15,214,757
	Allianz SE (ALIZY US), ADR	69,394	2,247,672
	Allianz SE (ALV GR)	73,809	24,066,633
	BASF SE	427,160	20,579,590
	Bayer AG	486,282	10,881,353
	Bayerische Motoren Werke AG	130,059	10,562,039
	Beiersdorf AG	17,838	2,386,260
	Brenntag SE	19,497	1,226,751
	Commerzbank AG	484,764	9,360,332
	Continental AG	57,566	4,091,395
*	Covestro AG	101,939	6,271,067
	CTS Eventim AG & Co. KGaA	10,348	1,009,047
	Daimler Truck Holding AG	260,984	11,493,067
	Deutsche Bank AG (DB US)	724,088	14,141,439
	Deutsche Bank AG (DBK GR)	18,657	365,170
	Deutsche Boerse AG	79,669	19,681,252
	Deutsche Lufthansa AG	346,934	2,250,479
	Deutsche Post AG	428,384	15,423,028
	Deutsche Telekom AG (DTE GR)	1,442,056	48,379,479
	Deutsche Wohnen SE	17,516	438,276
Ω	DWS Group GmbH & Co. KGaA	1,507	74,373
	E.ON SE	776,635	9,199,097
	Evonik Industries AG	6,981	131,088
	Fresenius Medical Care AG (FME GR)	97,884	4,862,368
*	Fresenius SE & Co. KGaA	186,413	7,133,190
	GEA Group AG	13,318	702,886
	Hannover Rueck SE	20,891	5,504,544
#Ω	Hapag-Lloyd AG	11,070	1,595,009
	Heidelberg Materials AG	77,789	10,946,156
	Hella GmbH & Co. KGaA	5,208	485,451
	Henkel AG & Co. KGaA	41,920	3,238,207
	HOCHTIEF AG	8,769	1,269,169
	Infineon Technologies AG (IFX GR)	558,941	18,377,141
	Knorr-Bremse AG	33,897	2,679,204
	Mercedes-Benz Group AG	318,203	19,359,514
	Merck KGaA	16,618	2,508,528
	MTU Aero Engines AG	13,065	4,463,174
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,347	25,121,568
	Nemetschek SE	37,203	4,445,054
	Qiagen NV	63,664	2,830,743

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Rational AG	2,583	$2,295,325
	Rheinmetall AG	17,893	13,989,359
	RWE AG	241,954	7,497,852
	SAP SE (SAP GR)	121,405	33,456,077
	Siemens AG (SIE GR)	184,833	39,623,770
#*	Siemens Energy AG	178,818	10,639,186
Ω	Siemens Healthineers AG	57,939	3,288,395
	Symrise AG	45,654	4,674,697
*	Talanx AG	39,645	3,367,477
	Volkswagen AG	11,232	1,176,238
	Vonovia SE	251,595	7,697,096
*Ω	Zalando SE	60,736	2,263,505
TOTAL GERMANY			474,964,527
HONG KONG — (1.5%)
	AIA Group Ltd.	3,249,000	22,840,938
	ASMPT Ltd.	53,400	493,111
	BOC Hong Kong Holdings Ltd.	1,008,000	3,276,739
Ω	Budweiser Brewing Co. APAC Ltd.	477,900	437,526
#	Cathay Pacific Airways Ltd.	1,108,000	1,495,972
	CK Asset Holdings Ltd.	718,486	3,002,139
	CK Hutchison Holdings Ltd.	829,962	4,179,431
	CK Infrastructure Holdings Ltd.	197,000	1,341,537
	CLP Holdings Ltd.	374,400	3,112,979
Ω	ESR Group Ltd.	132,400	203,786
	Galaxy Entertainment Group Ltd.	722,000	3,141,832
	Hang Seng Bank Ltd.	184,300	2,309,386
	Henderson Land Development Co. Ltd.	572,571	1,588,010
	HK Electric Investments & HK Electric Investments Ltd.	903,500	606,826
	HKT Trust & HKT Ltd.	3,073,000	3,779,607
	Hong Kong & China Gas Co. Ltd.	3,458,661	2,655,523
	Hong Kong Exchanges & Clearing Ltd.	349,451	13,677,392
	MGM China Holdings Ltd.	170,800	240,586
	MTR Corp. Ltd.	278,314	872,494
	PCCW Ltd.	392,000	227,987
	Power Assets Holdings Ltd.	277,707	1,796,671
	PRADA SpA	167,500	1,342,938
Ω	Samsonite International SA	15,300	44,571
*	Sands China Ltd.	692,800	1,665,499
		Shares	Value»
HONG KONG — (Continued)
*	Shandong Hi-Speed Holdings Group Ltd.	123,000	$94,339
	Sino Land Co. Ltd.	1,739,584	1,668,312
	SITC International Holdings Co. Ltd.	595,000	1,415,018
	Sun Hung Kai Properties Ltd.	274,108	2,450,345
	Swire Pacific Ltd. (19 HK), Class A	195,000	1,693,516
	Swire Pacific Ltd. (87 HK), Class B	262,500	368,583
	Swire Properties Ltd.	339,000	669,447
	Techtronic Industries Co. Ltd.	426,000	5,729,310
Ω	WH Group Ltd.	5,480,735	4,275,492
	Wharf Real Estate Investment Co. Ltd.	633,609	1,576,691
	Xinyi Glass Holdings Ltd.	219,000	202,703
TOTAL HONG KONG			94,477,236
IRELAND — (0.4%)
	AIB Group PLC	891,345	5,241,285
	Bank of Ireland Group PLC	702,580	6,980,963
	Kerry Group PLC (KYGA ID), Class A	29,556	3,035,153
	Kerry Group PLC (KYGA LN), Class A	18,318	1,900,655
	Kingspan Group PLC (KSP ID)	66,776	4,632,363
TOTAL IRELAND			21,790,419
ISRAEL — (0.8%)
*	Airport City Ltd.	27,194	458,936
	Alony Hetz Properties & Investments Ltd.	49,249	443,912
#	Amot Investments Ltd.	66,234	387,259
*	Ashtrom Group Ltd.	20,618	355,600
	Aura Investments Ltd.	61,914	405,256
	Azrieli Group Ltd.	9,244	765,917
	Bank Hapoalim BM	406,787	5,218,544
	Bank Leumi Le-Israel BM	544,991	6,820,517
	Bezeq The Israeli Telecommunication Corp. Ltd.	747,201	1,185,967
#*	Big Shopping Centers Ltd.	3,720	581,109
	Camtek Ltd.	6,429	567,112
	Clal Insurance Enterprises Holdings Ltd.	34,262	896,411
	Delek Group Ltd.	6,339	925,864
	Delta Galil Ltd.	3,655	207,347

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Elbit Systems Ltd. (ESLT IT)	1,836	$555,216
	Elbit Systems Ltd. (ESLT US)	1,611	492,241
#	Electra Ltd.	961	539,896
#	Energix-Renewable Energies Ltd.	93,195	303,643
*	Enlight Renewable Energy Ltd. (ENLT IT)	17,327	280,018
*	Enlight Renewable Energy Ltd. (ENLT US)	5,349	84,942
*	Fattal Holdings 1998 Ltd.	3,434	479,660
	First International Bank of Israel Ltd.	30,269	1,607,203
	Formula Systems 1985 Ltd. (FORTY IT)	4,912	451,850
	Gav-Yam Lands Corp. Ltd.	14,388	123,455
	Harel Insurance Investments & Financial Services Ltd.	89,142	1,413,803
#	Hilan Ltd.	7,611	477,195
	ICL Group Ltd.	180,517	1,073,287
	Israel Discount Bank Ltd., Class A	621,182	4,541,644
	Kenon Holdings Ltd.	7,366	225,465
	Matrix IT Ltd.	21,993	541,173
	Melisron Ltd.	8,604	813,973
#	Menora Mivtachim Holdings Ltd.	10,679	496,315
#	Migdal Insurance & Financial Holdings Ltd.	235,484	484,039
	Mivne Real Estate KD Ltd.	218,369	654,457
	Mizrahi Tefahot Bank Ltd.	54,319	2,585,504
	Next Vision Stabilized Systems Ltd.	25,973	482,360
#*	Nice Ltd. (NICE US), Sponsored ADR	4,996	830,035
*	Nova Ltd. (NVMI IT)	4,380	1,052,225
*	OPC Energy Ltd.	43,681	375,002
	Paz Retail & Energy Ltd.	1,187	171,165
	Phoenix Financial Ltd.	104,783	1,769,937
*	Shapir Engineering & Industry Ltd.	28,049	208,184
*	Shikun & Binui Ltd.	128,304	424,802
	Shufersal Ltd.	101,896	1,055,854
	Strauss Group Ltd.	18,826	380,552
		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	35,664	$627,807
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	271,359	4,811,195
*	Tower Semiconductor Ltd. (TSEM IT)	34,410	1,613,192
	YH Dimri Construction & Development Ltd.	2,309	228,812
TOTAL ISRAEL			51,475,852
ITALY — (2.4%)
	Banca Mediolanum SpA	99,896	1,341,193
#	Banca Monte dei Paschi di Siena SpA	171,676	1,099,966
	Banco BPM SpA	655,081	5,758,291
	BPER Banca SpA	506,168	3,448,115
	Enel SpA	2,454,239	17,443,966
	Eni SpA (ENI IM)	926,673	13,046,103
	Ferrari NV (RACE IM)	35,703	15,317,998
	Ferrari NV (RACE US)	65	27,854
	FinecoBank Banca Fineco SpA	277,025	5,259,361
	Generali	131,581	4,166,314
Ω	Infrastrutture Wireless Italiane SpA	91,240	948,590
	Intesa Sanpaolo SpA	3,246,212	14,050,680
	Leonardo SpA	132,436	4,137,502
	Mediobanca Banca di Credito Finanziario SpA	236,095	3,859,514
	Moncler SpA	88,254	5,586,730
#*Ω	Nexi SpA	27,187	138,065
Ω	Poste Italiane SpA	154,290	2,341,444
	Prysmian SpA	75,797	5,272,368
	Recordati Industria Chimica e Farmaceutica SpA	50,467	3,066,583
	Snam SpA	516,930	2,390,519
	Stellantis NV (STLA UX)	26,989	354,366
	Stellantis NV (STLAM IM)	852,765	11,386,024
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	44,357	118,877
	Tenaris SA (TEN IM)	101,644	1,920,991
#	Tenaris SA (TS US), ADR	13,804	520,135
	Terna - Rete Elettrica Nazionale	480,460	3,963,275
	UniCredit SpA	494,070	22,689,303

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Unipol Assicurazioni SpA	5,185	$70,260
TOTAL ITALY			149,724,387
JAPAN — (21.3%)
	ABC-Mart, Inc.	35,500	740,952
	Acom Co. Ltd.	211,300	521,069
	Advantest Corp.	232,400	12,848,741
	Aeon Co. Ltd.	221,500	5,366,332
#	Aeon Mall Co. Ltd.	38,848	490,331
	AGC, Inc.	105,400	3,044,935
	Air Water, Inc.	136,100	1,696,858
	Aisin Corp.	248,400	2,809,802
	Ajinomoto Co., Inc.	124,400	4,986,866
	Alfresa Holdings Corp.	87,600	1,199,153
	Amada Co. Ltd.	164,800	1,701,640
	ANA Holdings, Inc.	54,100	1,014,865
	Aozora Bank Ltd.	18,300	282,454
	Asahi Group Holdings Ltd.	627,500	6,796,663
	Asahi Intecc Co. Ltd.	73,900	1,239,058
	Asahi Kasei Corp.	656,912	4,461,508
	Asics Corp.	246,300	5,490,058
	Astellas Pharma, Inc.	406,075	3,936,499
	Azbil Corp.	160,300	1,207,491
	Bandai Namco Holdings, Inc.	197,700	4,903,756
	BayCurrent, Inc.	61,700	2,631,007
	BIPROGY, Inc.	49,200	1,520,217
	Bridgestone Corp.	224,213	8,042,721
	Brother Industries Ltd.	148,000	2,607,753
	Calbee, Inc.	45,100	860,032
	Canon Marketing Japan, Inc.	28,600	939,266
#	Canon, Inc. (7751 JP)	205,100	6,610,153
#	Canon, Inc. (CAJ US), Sponsored ADR	22,768	734,268
	Capcom Co. Ltd.	118,700	2,710,180
	Central Japan Railway Co.	179,065	3,321,080
	Chiba Bank Ltd.	198,137	1,687,463
	Chubu Electric Power Co., Inc.	226,399	2,358,593
	Chugai Pharmaceutical Co. Ltd.	183,900	7,928,851
#	Chugoku Electric Power Co., Inc.	5,408	30,121
	Coca-Cola Bottlers Japan Holdings, Inc.	60,722	944,788
	COMSYS Holdings Corp.	60,800	1,263,375
	Concordia Financial Group Ltd.	460,464	2,673,649
	Cosmo Energy Holdings Co. Ltd.	48,094	2,076,572
		Shares	Value»
JAPAN — (Continued)
	Cosmos Pharmaceutical Corp.	15,800	$739,478
	Credit Saison Co. Ltd.	112,400	2,649,508
	CyberAgent, Inc.	165,800	1,234,427
	Dai Nippon Printing Co. Ltd.	161,200	2,382,437
	Daicel Corp.	5,700	50,437
	Daifuku Co. Ltd.	86,947	1,784,531
	Dai-ichi Life Holdings, Inc.	228,050	6,226,947
	Daiichi Sankyo Co. Ltd.	217,938	6,076,199
	Daikin Industries Ltd.	86,800	10,195,629
	Daito Trust Construction Co. Ltd.	26,300	2,818,113
	Daiwa House Industry Co. Ltd.	228,500	7,198,606
	Daiwa Securities Group, Inc.	513,300	3,715,860
	Denso Corp.	418,100	5,785,874
	Dentsu Group, Inc.	81,182	1,880,741
	Dentsu Soken, Inc.	2,200	87,008
	Dexerials Corp.	71,400	930,442
	Disco Corp.	28,200	8,161,734
	DMG Mori Co. Ltd.	17,100	275,822
	East Japan Railway Co.	215,200	3,831,276
	Ebara Corp.	200,000	3,294,429
	Eisai Co. Ltd.	66,500	1,969,872
#	Electric Power Development Co. Ltd.	57,600	908,687
	ENEOS Holdings, Inc.	1,399,470	7,035,577
	EXEO Group, Inc.	30,200	329,734
	FANUC Corp.	107,400	3,199,642
	Fast Retailing Co. Ltd.	52,500	17,291,249
	Food & Life Cos. Ltd.	41,400	926,137
	Fuji Electric Co. Ltd.	56,900	2,710,997
	Fuji Media Holdings, Inc.	23,019	324,680
#	Fuji Soft, Inc.	22,800	1,449,797
	FUJIFILM Holdings Corp.	245,000	5,397,619
	Fujikura Ltd.	138,700	5,582,433
#	Fujitec Co. Ltd.	1,900	72,325
	Fujitsu Ltd.	463,640	8,966,685
	Fukuoka Financial Group, Inc.	79,500	2,157,653
	Furukawa Electric Co. Ltd.	24,019	1,098,298
	Fuyo General Lease Co. Ltd.	1,400	104,343
	GMO Payment Gateway, Inc.	17,502	922,644
	Goldwin, Inc.	9,100	479,999
	Gunma Bank Ltd.	118,391	850,088

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hachijuni Bank Ltd.	190,571	$1,247,207
	Hakuhodo DY Holdings, Inc.	135,600	1,006,741
#	Hamamatsu Photonics KK	131,800	1,626,611
	Hankyu Hanshin Holdings, Inc.	89,948	2,288,690
	Haseko Corp.	179,500	2,356,115
	Hikari Tsushin, Inc.	6,700	1,530,469
	Hirose Electric Co. Ltd.	14,700	1,757,151
	Hisamitsu Pharmaceutical Co., Inc.	15,608	447,493
	Hitachi Construction Machinery Co. Ltd.	64,600	1,546,828
	Hitachi Ltd. (6501 JP)	1,333,175	33,516,576
	Honda Motor Co. Ltd. (7267 JP)	1,275,807	12,075,699
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	13,282	376,412
	Horiba Ltd.	3,600	225,624
	Hoshizaki Corp.	27,700	1,025,209
	Hoya Corp.	107,200	14,395,443
	Hulic Co. Ltd.	183,200	1,614,639
	Ibiden Co. Ltd.	51,358	1,505,970
	Idemitsu Kosan Co. Ltd.	612,595	4,088,558
	IHI Corp.	45,100	2,698,252
	Iida Group Holdings Co. Ltd.	73,650	1,115,573
	INFRONEER Holdings, Inc.	15,700	118,354
	Inpex Corp.	501,917	5,989,901
	Internet Initiative Japan, Inc.	49,200	918,848
	Isetan Mitsukoshi Holdings Ltd.	137,580	2,377,566
	Isuzu Motors Ltd.	424,293	5,704,354
	ITOCHU Corp.	244,000	11,234,749
	Iwatani Corp.	135,600	1,484,881
	Iyogin Holdings, Inc.	40,600	430,627
	J Front Retailing Co. Ltd.	161,300	2,259,985
	Japan Airlines Co. Ltd.	85,800	1,407,781
	Japan Airport Terminal Co. Ltd.	29,600	961,344
	Japan Exchange Group, Inc.	355,400	3,755,224
	Japan Post Bank Co. Ltd.	199,800	2,066,713
	Japan Post Holdings Co. Ltd.	490,590	5,123,725
	Japan Post Insurance Co. Ltd.	65,500	1,276,440
		Shares	Value»
JAPAN — (Continued)
	Japan Steel Works Ltd.	14,300	$505,771
	Japan Tobacco, Inc.	400,700	10,208,161
	JFE Holdings, Inc.	310,596	3,591,868
	JTEKT Corp.	69,464	546,047
	Kadokawa Corp.	30,600	647,433
	Kajima Corp.	166,500	2,960,548
	Kakaku.com, Inc.	52,699	825,294
	Kamigumi Co. Ltd.	4,600	100,218
	Kandenko Co. Ltd.	35,100	561,783
	Kansai Electric Power Co., Inc.	257,800	2,844,249
	Kansai Paint Co. Ltd.	67,500	914,777
	Kao Corp.	102,400	4,060,399
	Kawasaki Heavy Industries Ltd.	73,100	3,301,741
#	Kawasaki Kisen Kaisha Ltd.	171,600	2,171,549
	KDDI Corp.	539,700	17,980,641
	Keihan Holdings Co. Ltd.	24,311	523,559
	Keio Corp.	40,782	1,031,696
#	Keisei Electric Railway Co. Ltd.	152,373	1,453,207
	Kewpie Corp.	53,000	1,029,921
	Keyence Corp.	27,704	11,932,355
	Kikkoman Corp.	221,600	2,319,319
	Kinden Corp.	65,500	1,339,870
	Kintetsu Group Holdings Co. Ltd.	74,128	1,598,624
	Kirin Holdings Co. Ltd.	228,100	2,886,350
	Kobayashi Pharmaceutical Co. Ltd.	16,400	611,377
	Kobe Bussan Co. Ltd.	49,200	1,118,047
	Kobe Steel Ltd.	260,200	2,770,462
#	Koei Tecmo Holdings Co. Ltd.	42,824	534,507
	Koito Manufacturing Co. Ltd.	98,500	1,295,242
	Komatsu Ltd.	298,500	9,003,729
	Konami Group Corp.	35,400	3,258,678
	Kose Corp.	9,630	425,810
	Kubota Corp. (6326 JP)	355,745	4,462,226
	Kuraray Co. Ltd.	222,000	3,250,098
	Kurita Water Industries Ltd.	50,400	1,755,385
	Kyocera Corp.	436,760	4,533,478
	Kyoto Financial Group, Inc.	111,152	1,671,530
	Kyowa Kirin Co. Ltd.	83,900	1,250,253
	Kyushu Electric Power Co., Inc.	166,400	1,441,923
	Kyushu Financial Group, Inc.	33,300	168,446
	Kyushu Railway Co.	58,700	1,427,407
	Lasertec Corp.	28,500	2,964,098

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lion Corp.	112,600	$1,205,444
	Lixil Corp.	168,840	1,900,442
	LY Corp.	608,800	1,778,261
#	M3, Inc.	149,500	1,356,867
	Macnica Holdings, Inc.	2,400	28,170
	Makita Corp. (6586 JP)	79,100	2,339,182
	Marubeni Corp.	272,100	4,045,462
	Marui Group Co. Ltd.	91,200	1,519,661
	Maruwa Co. Ltd.	3,600	881,427
	MatsukiyoCocokara & Co.	120,440	1,782,648
	Mazda Motor Corp.	345,772	2,364,174
#	McDonald's Holdings Co. Japan Ltd.	26,100	984,170
	Mebuki Financial Group, Inc.	513,249	2,269,338
	Medipal Holdings Corp.	89,050	1,338,840
	MEIJI Holdings Co. Ltd.	104,568	2,104,693
	Minebea Mitsumi, Inc.	165,900	2,662,478
	MISUMI Group, Inc.	120,300	1,925,472
	Mitsubishi Chemical Group Corp.	865,613	4,421,255
	Mitsubishi Corp.	740,400	11,808,803
	Mitsubishi Electric Corp.	419,700	6,879,288
	Mitsubishi Estate Co. Ltd.	254,253	3,694,549
	Mitsubishi Gas Chemical Co., Inc.	87,700	1,532,644
	Mitsubishi HC Capital, Inc.	613,970	4,082,951
	Mitsubishi Heavy Industries Ltd.	570,900	8,355,261
	Mitsubishi Logistics Corp.	136,500	975,154
	Mitsubishi Motors Corp.	429,799	1,274,845
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	1,563,572	19,773,542
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	734,653	9,263,974
	Mitsui & Co. Ltd. (8031 JP)	543,510	10,757,142
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	1,616	636,639
	Mitsui Chemicals, Inc.	110,600	2,425,398
	Mitsui Fudosan Co. Ltd.	532,800	4,808,941
#	Mitsui OSK Lines Ltd.	117,900	4,006,562
	Miura Co. Ltd.	19,400	467,491
		Shares	Value»
JAPAN — (Continued)
	Mizuho Financial Group, Inc. (8411 JP)	501,612	$13,812,292
	MonotaRO Co. Ltd.	79,687	1,372,896
	MS&AD Insurance Group Holdings, Inc.	359,985	7,463,892
	Murata Manufacturing Co. Ltd.	419,700	6,593,820
#	Nagoya Railroad Co. Ltd.	4,428	49,407
	NEC Corp.	54,555	5,410,661
	Nexon Co. Ltd.	106,800	1,387,434
	NGK Insulators Ltd.	134,012	1,719,686
	NH Foods Ltd.	49,000	1,599,327
	NHK Spring Co. Ltd.	71,400	910,029
	Nichias Corp.	4,200	137,465
	Nichirei Corp.	70,100	1,781,077
	NIDEC Corp. (6594 JP)	173,544	2,997,371
	Nifco, Inc.	6,700	160,120
	Nikon Corp.	147,500	1,580,241
	Nintendo Co. Ltd.	148,900	9,768,532
	Nippon Electric Glass Co. Ltd.	8,500	182,589
	NIPPON EXPRESS HOLDINGS, Inc.	162,000	2,625,705
	Nippon Paint Holdings Co. Ltd.	307,800	1,939,539
	Nippon Sanso Holdings Corp.	83,000	2,350,604
	Nippon Steel Corp.	310,942	6,454,837
	Nippon Telegraph & Telephone Corp.	7,319,800	7,205,981
	Nippon Television Holdings, Inc.	8,700	160,603
	Nippon Yusen KK	142,800	4,481,568
	Nissan Chemical Corp.	56,399	1,696,892
#	Nissan Motor Co. Ltd.	1,011,400	2,767,620
	Nisshin Seifun Group, Inc.	81,370	915,056
	Nissin Foods Holdings Co. Ltd.	49,600	1,109,052
	Niterra Co. Ltd.	94,800	3,126,718
	Nitori Holdings Co. Ltd.	24,300	2,845,641
	Nitto Denko Corp.	342,200	6,070,350
	NOF Corp.	101,400	1,349,066
	NOK Corp.	11,300	170,974
	Nomura Holdings, Inc. (8604 JP)	619,100	4,025,007
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	300,092	1,944,596
	Nomura Real Estate Holdings, Inc.	64,100	1,703,691

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Research Institute Ltd.	134,834	$4,555,666
	NS Solutions Corp.	33,800	859,762
	NSK Ltd.	15,400	66,848
	NTT Data Group Corp.	195,500	3,793,989
	Obayashi Corp.	292,800	3,932,340
	OBIC Business Consultants Co. Ltd.	9,700	486,255
	Obic Co. Ltd.	92,500	2,762,536
#	Odakyu Electric Railway Co. Ltd.	120,000	1,138,190
	Oji Holdings Corp.	472,500	1,908,319
	Olympus Corp.	163,400	2,479,758
	Omron Corp.	53,900	1,778,141
	Ono Pharmaceutical Co. Ltd.	188,500	1,961,034
	Open House Group Co. Ltd.	60,100	1,966,080
	Oracle Corp. Japan	12,652	1,154,999
	Organo Corp.	10,700	529,657
#	Oriental Land Co. Ltd.	202,700	4,555,495
	ORIX Corp. (8591 JP)	343,700	7,259,914
	Osaka Gas Co. Ltd.	129,000	2,536,233
	Otsuka Corp.	68,100	1,535,295
	Otsuka Holdings Co. Ltd.	106,700	5,571,573
	Pan Pacific International Holdings Corp.	140,592	3,914,268
	Panasonic Holdings Corp.	685,740	6,997,097
	Persol Holdings Co. Ltd.	1,105,565	1,684,365
*	Rakuten Bank Ltd.	34,300	1,052,886
*	Rakuten Group, Inc.	435,113	2,732,142
	Recruit Holdings Co. Ltd.	381,000	26,590,816
	Renesas Electronics Corp.	573,100	7,676,371
	Resona Holdings, Inc.	631,631	4,688,245
	Resonac Holdings Corp.	118,700	2,877,488
	Ricoh Co. Ltd.	270,100	3,097,593
	Rinnai Corp.	43,500	958,865
#	Rohm Co. Ltd.	138,248	1,316,634
	Rohto Pharmaceutical Co. Ltd.	54,300	920,533
	Ryohin Keikaku Co. Ltd.	119,200	3,158,423
	Sankyo Co. Ltd.	147,800	1,981,835
	Sanrio Co. Ltd.	71,400	2,664,313
	Santen Pharmaceutical Co. Ltd.	148,192	1,491,229
	Sanwa Holdings Corp.	136,400	4,269,045
	Sapporo Holdings Ltd.	22,100	1,025,188
	SBI Holdings, Inc.	112,450	3,241,578
		Shares	Value»
JAPAN — (Continued)
	SBI Sumishin Net Bank Ltd.	20,600	$627,753
	SCREEN Holdings Co. Ltd.	34,900	2,431,913
	SCSK Corp.	55,699	1,233,235
	Secom Co. Ltd.	114,200	3,842,959
	Sega Sammy Holdings, Inc.	94,948	1,837,717
	Seibu Holdings, Inc.	109,000	2,350,912
	Seiko Epson Corp.	163,400	2,952,847
	Seino Holdings Co. Ltd.	68,100	1,028,018
	Sekisui Chemical Co. Ltd.	188,700	3,127,246
#	Sekisui House Ltd.	192,960	4,434,794
	Seven & i Holdings Co. Ltd.	890,228	14,211,381
#	Seven Bank Ltd.	11,201	22,217
#	SG Holdings Co. Ltd.	170,100	1,603,095
#*	Sharp Corp.	90,600	544,118
	Shimadzu Corp.	77,300	2,242,393
	Shimamura Co. Ltd.	23,708	1,349,007
	Shimano, Inc.	18,300	2,567,961
	Shimizu Corp.	237,600	2,060,059
	Shin-Etsu Chemical Co. Ltd.	500,100	15,504,206
#*	Shinko Electric Industries Co. Ltd.	23,200	874,788
	Shionogi & Co. Ltd.	256,200	3,767,192
	Shiseido Co. Ltd.	106,400	1,786,818
	Shizuoka Financial Group, Inc.	202,870	1,810,095
#	Skylark Holdings Co. Ltd.	139,100	2,200,780
	SMC Corp.	8,400	3,178,444
#	Socionext, Inc.	76,300	1,182,440
	SoftBank Corp.	7,901,000	10,162,761
	SoftBank Group Corp.	374,776	22,910,681
	Sohgo Security Services Co. Ltd.	219,600	1,475,175
	Sojitz Corp.	107,299	2,205,485
	Sompo Holdings, Inc.	309,182	8,621,865
	Sony Group Corp. (6758 JP)	2,161,700	47,707,298
	Square Enix Holdings Co. Ltd.	27,000	1,094,392
#	Stanley Electric Co. Ltd.	68,800	1,147,648
	Subaru Corp.	332,586	5,793,448
	Sugi Holdings Co. Ltd.	63,300	1,100,813
#	SUMCO Corp.	205,600	1,517,947
	Sumitomo Bakelite Co. Ltd.	12,200	293,787
	Sumitomo Chemical Co. Ltd.	675,649	1,461,503
	Sumitomo Corp.	240,000	5,203,257
	Sumitomo Electric Industries Ltd.	353,200	6,598,525

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Forestry Co. Ltd.	97,000	$3,316,013
	Sumitomo Heavy Industries Ltd.	62,210	1,282,006
	Sumitomo Metal Mining Co. Ltd.	110,236	2,517,358
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	814,620	20,074,759
	Sumitomo Mitsui Trust Group, Inc.	195,080	4,905,354
	Sumitomo Realty & Development Co. Ltd.	127,000	4,388,282
	Sumitomo Rubber Industries Ltd.	114,512	1,334,877
	Sundrug Co. Ltd.	43,000	1,163,680
	Suntory Beverage & Food Ltd.	71,700	2,227,169
	Suzuki Motor Corp.	601,200	7,194,074
	Sysmex Corp.	180,864	3,457,281
	T&D Holdings, Inc.	172,600	3,283,685
	Taiheiyo Cement Corp.	41,601	1,047,729
	Taisei Corp.	61,700	2,588,471
	Takasago Thermal Engineering Co. Ltd.	13,700	533,589
	Takashimaya Co. Ltd.	34,400	292,052
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	468,997	12,616,026
	TBS Holdings, Inc.	17,600	478,836
	TDK Corp. (6762 JP)	709,010	8,570,017
	Terumo Corp.	188,400	3,537,004
	THK Co. Ltd.	39,800	981,710
	TIS, Inc.	90,799	2,007,683
	Tobu Railway Co. Ltd.	68,599	1,180,573
	Toei Animation Co. Ltd.	18,500	378,532
	Toei Co. Ltd.	11,100	407,066
	Toho Co. Ltd. (9602 JP)	27,500	1,239,341
	Toho Gas Co. Ltd.	29,600	742,942
	Toho Holdings Co. Ltd.	16,900	467,213
	Tohoku Electric Power Co., Inc.	190,800	1,394,482
	Tokio Marine Holdings, Inc. (8766 JP)	648,143	21,377,924
#	Tokyo Century Corp.	135,500	1,311,445
*	Tokyo Electric Power Co. Holdings, Inc.	642,472	1,683,747
	Tokyo Electron Ltd.	131,100	22,114,455
	Tokyo Gas Co. Ltd.	122,900	3,476,692
	Tokyo Ohka Kogyo Co. Ltd.	47,200	1,051,687
		Shares	Value»
JAPAN — (Continued)
	Tokyo Seimitsu Co. Ltd.	2,500	$118,363
	Tokyo Tatemono Co. Ltd.	122,419	1,887,837
	Tokyu Corp.	182,917	2,087,512
	Tokyu Fudosan Holdings Corp.	454,800	2,920,127
	Tomy Co. Ltd.	35,300	1,087,810
	TOPPAN Holdings, Inc.	100,000	2,806,698
	Toray Industries, Inc.	571,293	3,964,187
	Toridoll Holdings Corp.	5,900	143,124
	Tosoh Corp.	133,800	1,780,183
#	TOTO Ltd.	52,800	1,290,603
	Toyo Seikan Group Holdings Ltd.	72,000	1,093,205
	Toyo Suisan Kaisha Ltd.	26,600	1,718,787
	Toyo Tire Corp.	1,100	18,081
	Toyoda Gosei Co. Ltd.	4,800	85,786
	Toyota Boshoku Corp.	15,619	207,315
	Toyota Industries Corp.	30,100	2,511,454
	Toyota Motor Corp. (7203 JP)	2,968,515	56,311,273
#	Toyota Motor Corp. (TM US), Sponsored ADR	60,927	11,510,938
	Toyota Tsusho Corp.	247,980	4,188,291
*	Trend Micro, Inc. (4704 JP)	47,000	2,784,291
	Tsumura & Co.	19,000	559,396
	Tsuruha Holdings, Inc.	23,900	1,462,751
	Ulvac, Inc.	2,300	90,455
	Unicharm Corp.	337,097	2,632,664
	USS Co. Ltd.	181,300	1,625,588
	Welcia Holdings Co. Ltd.	33,099	476,373
	West Japan Railway Co.	154,800	2,847,616
	Yakult Honsha Co. Ltd.	91,900	1,678,432
	Yamada Holdings Co. Ltd.	277,400	814,502
	Yamaguchi Financial Group, Inc.	73,100	814,645
	Yamaha Corp.	156,600	1,107,527
	Yamaha Motor Co. Ltd.	567,900	4,750,830
	Yamato Holdings Co. Ltd.	103,300	1,237,324
	Yamato Kogyo Co. Ltd.	21,200	1,049,098
	Yamazaki Baking Co. Ltd.	42,300	760,616
	Yaoko Co. Ltd.	6,100	356,747

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yaskawa Electric Corp.	81,100	$2,354,598
	Yokogawa Electric Corp.	76,200	1,672,674
	Yokohama Rubber Co. Ltd.	91,300	2,055,521
	Zenkoku Hosho Co. Ltd.	15,400	546,358
	Zensho Holdings Co. Ltd.	30,700	1,693,651
	ZOZO, Inc.	46,100	1,512,193
TOTAL JAPAN			1,333,609,561
NETHERLANDS — (3.7%)
Ω	ABN AMRO Bank NV	232,906	3,906,560
*Ω	Adyen NV	5,653	9,124,604
	Aegon Ltd. (AEG US)	516,439	3,356,853
	Aegon Ltd. (AGN NA)	350,997	2,291,482
	Akzo Nobel NV	61,706	3,504,773
#	ArcelorMittal SA (MT US)	217,742	5,380,420
	ASM International NV	19,135	11,101,810
	ASML Holding NV (ASML NA)	30,871	22,837,037
	ASML Holding NV (ASML US)	69,368	51,284,456
	ASR Nederland NV	106,539	5,249,923
	BE Semiconductor Industries NV	25,589	3,263,400
	Coca-Cola Europacific Partners PLC	102,049	8,016,391
Ω	CTP NV	11,909	197,999
	HAL Trust	2,748	340,811
*	Havas NV	340,073	535,891
	Heineken NV	69,957	4,860,448
	IMCD NV	13,389	2,096,722
	ING Groep NV (INGA NA)	811,477	13,487,468
*	InPost SA	18,849	308,361
	JDE Peet's NV	24,010	419,359
	Koninklijke Ahold Delhaize NV (AD NA)	477,963	16,943,500
	Koninklijke KPN NV	2,098,613	7,593,877
#*	Koninklijke Philips NV (PHG US)	175,457	4,839,104
*	Koninklijke Philips NV (PHIA NA)	142,434	3,925,803
	NN Group NV	162,562	7,460,985
	Prosus NV (PRX NA)	245,959	9,395,026
	Randstad NV	2,424	104,644
	Universal Music Group NV	275,518	7,684,811
	Wolters Kluwer NV	118,210	21,474,266
TOTAL NETHERLANDS			230,986,784
		Shares	Value»
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	250,340	$906,616
	Auckland International Airport Ltd.	323,222	1,576,349
#	Chorus Ltd. (CNU NZ)	377,181	1,843,354
	Contact Energy Ltd.	329,380	1,727,828
	EBOS Group Ltd.	56,588	1,276,263
	Fisher & Paykel Healthcare Corp. Ltd.	139,336	2,947,949
*	Fletcher Building Ltd. (FBU NZ)	254,134	409,007
	Fonterra Co-Operative Group Ltd.	22,286	62,597
#	Infratil Ltd.	229,393	1,449,817
#	Mainfreight Ltd.	29,044	1,179,163
#	Mercury NZ Ltd.	196,850	699,862
#	Meridian Energy Ltd.	289,317	961,929
#	Port of Tauranga Ltd.	117,196	429,060
*	Ryman Healthcare Ltd.	90,019	221,032
	Spark New Zealand Ltd.	619,079	1,015,478
	Summerset Group Holdings Ltd.	22,134	161,938
	Vector Ltd.	65,942	146,368
TOTAL NEW ZEALAND			17,014,610
NORWAY — (0.7%)
	Aker ASA, Class A	6,538	350,848
	Aker BP ASA	130,836	2,730,866
	Aker Solutions ASA	134,249	381,182
	Austevoll Seafood ASA	42,198	412,193
*Ω	AutoStore Holdings Ltd.	67,198	60,249
	Bakkafrost P	10,429	594,518
	Borregaard ASA	16,639	298,813
Ω	BW LPG Ltd.	74,997	947,157
*	Cadeler AS (CADLR NO)	29,006	153,888
*	Cadeler AS (CDLR US), ADR	8,063	168,597
	DNB Bank ASA	220,050	4,674,012
*Ω	Entra ASA	18,738	193,959
	Equinor ASA	337,920	8,138,388
#	Frontline PLC	61,270	1,074,811
	Gjensidige Forsikring ASA	31,239	640,560
	Golar LNG Ltd.	6,906	281,420
	Golden Ocean Group Ltd.	67,870	629,344
	Hafnia Ltd.	151,063	796,085
#	Hoegh Autoliners ASA	56,999	517,098
	Kongsberg Gruppen ASA	17,719	2,103,299
	Leroy Seafood Group ASA	99,660	494,132

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Mowi ASA	83,404	$1,672,656
*	Nordic Semiconductor ASA	8,820	88,571
	Norsk Hydro ASA	341,534	2,014,352
	Orkla ASA	104,280	968,348
	Protector Forsikring ASA	20,382	594,773
#	Salmar ASA	17,861	944,290
	Schibsted ASA (SCHA NO), Class A	10,518	312,293
	Schibsted ASA (SCHB NO), Class B	15,214	434,902
	SpareBank 1 Sor-Norge ASA	79,319	1,130,556
	Storebrand ASA	257,410	3,030,952
	Subsea 7 SA	98,067	1,617,747
	Telenor ASA	127,673	1,560,838
	TGS ASA	94,327	949,321
#	TOMRA Systems ASA	45,197	668,057
	Var Energi ASA	189,869	583,503
	Veidekke ASA	39,108	499,490
	Wallenius Wilhelmsen ASA	75,368	606,651
	Wilh Wilhelmsen Holding ASA, Class A	1,018	36,990
#	Yara International ASA	39,442	1,180,636
TOTAL NORWAY			44,536,345
PORTUGAL — (0.2%)
	EDP Renovaveis SA	127,293	1,190,947
	EDP SA (EDP PL)	1,302,139	4,094,151
	Galp Energia SGPS SA	371,585	6,218,907
	Jeronimo Martins SGPS SA	93,116	1,835,402
TOTAL PORTUGAL			13,339,407
SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	773,550	1,392,602
	City Developments Ltd.	263,200	975,744
	DBS Group Holdings Ltd.	542,548	17,758,639
	Genting Singapore Ltd.	2,058,500	1,139,858
	Hongkong Land Holdings Ltd.	443,000	1,927,679
	Jardine Cycle & Carriage Ltd.	75,310	1,541,856
	Keppel Ltd.	497,900	2,473,413
	Oversea-Chinese Banking Corp. Ltd.	863,257	11,010,649
	SATS Ltd.	309,600	770,546
*	Seatrium Ltd.	861,948	1,408,979
		Shares	Value»
SINGAPORE — (Continued)
	Sembcorp Industries Ltd.	511,720	$2,093,179
	Singapore Airlines Ltd.	733,700	3,422,632
	Singapore Exchange Ltd.	307,800	2,769,421
	Singapore Technologies Engineering Ltd.	564,800	2,004,605
	Singapore Telecommunications Ltd.	666,350	1,628,134
	United Overseas Bank Ltd.	419,865	11,541,938
	UOL Group Ltd.	185,987	693,629
	Wilmar International Ltd.	903,900	2,066,371
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	3,368,623
TOTAL SINGAPORE			69,988,497
SPAIN — (2.3%)
	ACS Actividades de Construccion y Servicios SA	121,543	6,188,265
Ω	Aena SME SA	25,257	5,439,352
	Amadeus IT Group SA	160,860	11,771,341
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	1,401,013	15,950,474
#	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	729,514	8,272,689
	Banco de Sabadell SA	2,511,975	5,921,162
	Banco Santander SA (SAN SM)	3,608,632	18,492,447
	CaixaBank SA	1,480,864	8,964,203
Ω	Cellnex Telecom SA	130,992	4,387,341
	Endesa SA	108,730	2,407,099
	Ferrovial SE	107,922	4,606,467
	Iberdrola SA	1,139,019	16,096,469
	Industria de Diseno Textil SA	322,128	17,485,310
	Mapfre SA	41,985	116,648
	Naturgy Energy Group SA	33,680	827,006
	Redeia Corp. SA	160,836	2,705,441
	Repsol SA (REP SM)	643,429	7,477,864
#	Telefonica SA (TEF SM)	2,057,219	8,381,718
#	Telefonica SA (TEF US), Sponsored ADR	163,106	658,948
TOTAL SPAIN			146,150,244

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (2.7%)
	AAK AB	54,219	$1,575,857
	AddTech AB, Class B	86,646	2,529,037
	Alfa Laval AB	60,529	2,698,178
	Assa Abloy AB, Class B	199,102	6,099,750
	Atlas Copco AB (ATCOA SS), Class A	671,935	11,225,182
	Atlas Copco AB (ATCOB SS), Class B	412,967	6,139,415
	Atrium Ljungberg AB, Class B	16,066	284,135
	Avanza Bank Holding AB	71,879	2,155,466
	Axfood AB	40,005	857,880
	Beijer Ref AB	76,553	1,135,959
	Billerud Aktiebolag	54,324	557,754
	Boliden AB	143,974	4,324,300
*Ω	BoneSupport Holding AB	4,403	138,012
	Bure Equity AB	13,503	491,252
*	Camurus AB	11,372	609,513
*	Castellum AB	127,644	1,384,405
	Catena AB	13,056	568,737
	Elekta AB, Class B	7,007	41,526
*	Embracer Group AB	26,150	528,744
	Epiroc AB (EPIA SS), Class A	177,442	3,381,406
	Epiroc AB (EPIB SS), Class B	99,521	1,661,443
	Essity AB (ESSITYA SS), Class A	8,605	218,918
	Essity AB (ESSITYB SS), Class B	153,538	3,888,467
Ω	Evolution AB	41,375	3,174,274
	Fabege AB	92,014	688,232
*	Fastighets AB Balder, Class B	219,988	1,565,365
	Fortnox AB	194,108	1,343,657
	Getinge AB, Class B	79,031	1,551,932
#	H & M Hennes & Mauritz AB, Class B	192,384	2,563,094
	Hemnet Group AB	45,149	1,500,282
	Hexagon AB, Class B	359,770	4,165,319
	Hexpol AB	116,699	1,091,886
	Holmen AB (HOLMB SS), Class B	30,769	1,165,857
	Hufvudstaden AB, Class A	26,022	289,697
	Husqvarna AB (HUSQA SS), Class A	12,600	67,448
	Husqvarna AB (HUSQB SS), Class B	164,617	876,609
	Indutrade AB	83,885	2,309,286
		Shares	Value»
SWEDEN — (Continued)
	Lagercrantz Group AB, Class B	111,522	$2,367,645
	Lifco AB, Class B	50,995	1,672,223
	Medicover AB, Class B	25,704	474,793
Ω	Munters Group AB	73,237	1,163,589
	Mycronic AB	42,637	1,728,607
	Nibe Industrier AB, Class B	236,728	948,443
	Nordnet AB publ	59,465	1,413,584
	Pandox AB	52,404	954,254
	Saab AB, Class B	104,644	2,262,050
	Sagax AB (SAGAB SS), Class B	72,944	1,605,374
	Sandvik AB	245,661	5,068,723
	Sectra AB, Class B	52,754	1,207,397
	Securitas AB, Class B	225,286	2,866,322
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	442,167	6,267,385
	Skanska AB, Class B	148,452	3,180,559
	SKF AB (SKFA SS), Class A	5,065	102,231
	SKF AB (SKFB SS), Class B	161,381	3,259,537
	SSAB AB (SSABA SS), Class A	135,094	649,030
	SSAB AB (SSABB SS), Class B	307,719	1,451,566
	Svenska Cellulosa AB SCA (SCAA SS), Class A	8,605	117,445
	Svenska Cellulosa AB SCA (SCAB SS), Class B	192,067	2,645,210
	Svenska Handelsbanken AB (SHBA SS), Class A	292,444	3,235,505
#	Svenska Handelsbanken AB (SHBB SS), Class B	3,612	54,102
	Sweco AB, Class B	73,964	1,155,918
	Swedbank AB, Class A	193,925	4,222,415
*	Swedish Orphan Biovitrum AB	46,038	1,392,279
	Tele2 AB, Class B	284,401	3,166,766
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	17,870	134,876
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	1,161,673	8,747,254
#	Telia Co. AB	1,256,555	3,701,958
Ω	Thule Group AB	37,171	1,176,914
	Trelleborg AB, Class B	97,629	3,675,949
	Vitrolife AB	32,261	647,147

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Volvo AB (VOLVA SS), Class A	82,123	$2,265,404
#	Volvo AB (VOLVB SS), Class B	647,552	17,842,262
#*	Volvo Car AB, Class B	344,095	778,921
	Wallenstam AB, Class B	162,936	703,359
	Wihlborgs Fastigheter AB	108,561	1,075,649
TOTAL SWEDEN			170,230,919
SWITZERLAND — (8.1%)
	ABB Ltd.	293,918	16,004,535
#	Alcon AG	192,210	17,511,571
	Baloise Holding AG	7,395	1,349,372
	Banque Cantonale Vaudoise	5,454	550,391
	Barry Callebaut AG	530	582,615
	BKW AG	7,964	1,358,730
	Chocoladefabriken Lindt & Spruengli AG	35	3,961,393
	Cie Financiere Richemont SA, Class A	144,014	27,840,575
	DSM-Firmenich AG	28,398	2,899,133
	EMS-Chemie Holding AG	2,147	1,519,851
	Geberit AG	14,480	8,076,486
	Givaudan SA	2,013	8,792,310
	Helvetia Holding AG	3,853	672,330
	Holcim AG (HOLN FP)	29,333	2,961,161
	Holcim AG (HOLN SW)	159,276	15,963,266
	Julius Baer Group Ltd.	92,739	6,516,242
	Kuehne & Nagel International AG	17,809	4,046,789
#	Logitech International SA (LOGI US)	40,563	3,951,647
	Logitech International SA (LOGN SW)	13,924	1,378,353
	Lonza Group AG	24,189	15,338,054
	Nestle SA	702,768	59,693,552
	Novartis AG (NOVN SW)	340,245	35,615,744
#	Novartis AG (NVS US), Sponsored ADR	363,346	38,049,593
	Partners Group Holding AG	8,371	12,716,799
	Roche Holding AG (RO SW)	10,773	3,582,623
	Roche Holding AG (ROG SW)	238,935	75,114,403
	Sandoz Group AG (SDZ SW)	192,877	9,234,441
	Sandoz Group AG (SDZNY US), ADR	39,056	1,865,686
		Shares	Value»
SWITZERLAND — (Continued)
	Schindler Holding AG	9,697	$2,727,159
	SGS SA	64,592	6,274,366
	SIG Group AG	24,234	528,506
	Sika AG	45,361	11,520,055
	Sonova Holding AG	17,883	6,239,079
	Straumann Holding AG	29,184	4,138,748
#	Swatch Group AG (UHR SW)	11,684	2,164,587
	Swatch Group AG (UHRN SW)	21,762	794,312
	Swiss Life Holding AG	11,467	9,362,118
	Swiss Prime Site AG	8,723	995,832
	Swiss Re AG	147,397	22,502,702
	Swisscom AG	17,356	9,766,899
#*	UBS Group AG (UBS US)	274,342	9,717,207
	UBS Group AG (UBSG SW)	411,734	14,517,547
Ω	VAT Group AG	12,384	4,757,433
	Zurich Insurance Group AG	41,362	25,063,905
TOTAL SWITZERLAND			508,218,100
UNITED KINGDOM — (12.6%)
	3i Group PLC	317,379	15,247,938
	Admiral Group PLC	92,548	3,092,074
Ω	Airtel Africa PLC	52,099	92,763
	Anglo American PLC	436,016	12,767,065
	Antofagasta PLC	146,171	3,099,470
	Ashtead Group PLC	189,219	12,331,761
	Associated British Foods PLC	142,156	3,335,626
	AstraZeneca PLC (AZN LN)	128,443	18,030,258
	AstraZeneca PLC (AZN US), Sponsored ADR	419,929	29,714,176
Ω	Auto Trader Group PLC	474,580	4,622,340
	Aviva PLC	959,090	6,079,240
	B&M European Value Retail SA	41,034	163,824
	BAE Systems PLC	589,279	8,907,674
	Barclays PLC (BARC LN)	1,697,316	6,220,653
	Barclays PLC (BCS US), Sponsored ADR	335,471	4,924,714
	Barratt Redrow PLC	585,678	3,280,800
	Beazley PLC	377,627	3,899,117
	Berkeley Group Holdings PLC	1,781	85,212
	BP PLC (BP LN)	2,286,869	11,830,641
	BP PLC (BP US), Sponsored ADR	748,671	23,253,706

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco PLC (BATS LN)	442,204	$17,544,857
	British American Tobacco PLC (BTI US), Sponsored ADR	22,867	906,448
	BT Group PLC	4,335,302	7,598,272
	Bunzl PLC	94,984	4,043,151
*	Carnival PLC (CCL LN)	20,899	523,962
	Centrica PLC	2,668,294	4,689,541
	Coca-Cola HBC AG	77,054	2,674,880
	Compass Group PLC	437,966	15,089,841
Ω	ConvaTec Group PLC	630,121	1,921,202
	Croda International PLC	33,638	1,385,523
	DCC PLC	54,003	3,723,619
#	Diageo PLC (DEO US), Sponsored ADR	51,045	6,123,869
	Diageo PLC (DGE LN)	169,923	5,062,076
	Diploma PLC	56,315	3,153,229
	DS Smith PLC	830,221	5,953,758
	easyJet PLC	41,783	263,911
	Entain PLC	30,609	265,775
*††	Evraz PLC	179,407	0
	Experian PLC	315,029	15,518,209
*	Flutter Entertainment PLC	35,144	9,424,645
	Fresnillo PLC	71,755	614,177
	Glencore PLC	3,172,321	13,705,840
	GSK PLC (GSK LN)	714,113	12,439,550
#	GSK PLC (GSK US), Sponsored ADR	363,226	12,810,967
	Haleon PLC (HLN LN)	1,217,623	5,675,598
#	Haleon PLC (HLN US), ADR	300,137	2,842,297
	Halma PLC	94,722	3,548,407
	Hargreaves Lansdown PLC	146,161	1,991,867
	Hikma Pharmaceuticals PLC	55,366	1,569,598
	Hiscox Ltd.	17,491	235,932
	Howden Joinery Group PLC	36,711	371,058
	HSBC Holdings PLC (HSBA LN)	1,377,459	14,386,343
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	508,469	26,659,030
	IMI PLC	69,915	1,729,859
	Imperial Brands PLC	378,415	12,763,046
	Informa PLC	432,233	4,612,102
		Shares	Value»
UNITED KINGDOM — (Continued)
	InterContinental Hotels Group PLC (IHG LN)	56,200	$7,493,782
#	InterContinental Hotels Group PLC (IHG US), ADR	1,227	165,355
	Intermediate Capital Group PLC	147,806	4,306,869
	International Consolidated Airlines Group SA	119,677	499,062
	Intertek Group PLC	72,170	4,551,657
	Investec PLC	281,041	1,805,592
	J Sainsbury PLC	923,337	2,899,967
	JD Sports Fashion PLC	1,097,314	1,204,191
	Kingfisher PLC	74,478	226,266
	Legal & General Group PLC	2,109,101	6,298,061
	Lloyds Banking Group PLC (LLOY LN)	19,790,572	15,216,261
#	Lloyds Banking Group PLC (LYG US), ADR	1,025,568	3,127,982
	London Stock Exchange Group PLC	62,942	9,366,243
	M&G PLC	984,675	2,536,657
	Marks & Spencer Group PLC	1,446,215	5,991,093
	Melrose Industries PLC	624,201	4,710,911
	Mondi PLC	174,547	2,716,948
	National Grid PLC (NG LN)	614,883	7,459,298
#	National Grid PLC (NGG US), Sponsored ADR	94,014	5,772,460
	NatWest Group PLC (NWG LN)	2,267,099	12,087,380
	NatWest Group PLC (NWG US), Sponsored ADR	275,889	2,974,080
	Next PLC	43,637	5,363,406
#	Pearson PLC (PSO US), Sponsored ADR	50,913	848,720
	Pearson PLC (PSON LN)	226,928	3,764,910
	Persimmon PLC	18,005	281,155
	Phoenix Group Holdings PLC	320,847	2,067,859
	Prudential PLC (PRU LN)	538,464	4,481,060
	Prudential PLC (PUK US), ADR	47,310	786,765

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reckitt Benckiser Group PLC	294,382	$19,467,110
	RELX PLC (REL LN)	170,011	8,442,138
	RELX PLC (RELX US), Sponsored ADR	104,741	5,225,531
	RELX PLC (REN NA)	200,352	9,948,031
	Rentokil Initial PLC	692,796	3,393,000
	Rightmove PLC	317,075	2,609,191
	Rio Tinto PLC (RIO LN)	154,229	9,287,962
#	Rio Tinto PLC (RIO US), Sponsored ADR	216,049	13,051,520
*	Rolls-Royce Holdings PLC	2,349,715	17,519,814
	Sage Group PLC	281,990	4,686,526
	Schroders PLC	295,050	1,288,485
	Severn Trent PLC	109,787	3,428,791
	Shell PLC (SHEL LN)	77,031	2,529,276
	Shell PLC (SHEL US), ADR	1,080,769	71,168,639
	Smith & Nephew PLC (SN LN)	206,252	2,615,507
	Smith & Nephew PLC (SNN US), Sponsored ADR	13,121	333,011
	Smiths Group PLC	131,756	3,355,849
	Spirax Group PLC	19,361	1,924,928
	SSE PLC	373,710	7,528,580
	St. James's Place PLC	45,346	588,847
	Standard Chartered PLC	1,001,127	13,464,671
	Taylor Wimpey PLC	178,836	264,856
	Tesco PLC	2,914,039	13,411,543
	Unilever PLC (UL US), Sponsored ADR	296,374	17,005,940
	Unilever PLC (ULVR LN)	89,128	5,104,986
	Unilever PLC (UNA NA)	248,265	14,211,427
	United Utilities Group PLC	279,907	3,536,659
	Vodafone Group PLC (VOD LN)	9,408,677	8,015,674
	Vodafone Group PLC (VOD US), Sponsored ADR	21,712	185,424
	Weir Group PLC	112,716	3,362,406
	Whitbread PLC	81,778	2,836,599
*	Wise PLC, Class A	111,056	1,530,075
	WPP PLC (WPP LN)	260,445	2,475,828
#	WPP PLC (WPP US), Sponsored ADR	13,587	645,111
TOTAL UNITED KINGDOM			786,249,416
		Shares	Value»
UNITED STATES — (0.0%)
	Brookfield Infrastructure Corp., Class A	2,520	$105,113
	Smurfit WestRock PLC	45,164	2,397,757
TOTAL UNITED STATES			2,502,870
TOTAL COMMON STOCKS			6,030,125,237
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 8.168%	24,220	1,840,307
#Ω	Dr. Ing hc F Porsche AG, 3.772%	27,451	1,747,784
	Henkel AG & Co. KGaA, 2.202%	69,345	6,059,614
	Porsche Automobil Holding SE, 6.716%	62,054	2,452,425
#	Sartorius AG, 0.266%	4,139	1,194,398
	Volkswagen AG, 9.258%	83,376	8,501,509
TOTAL GERMANY			21,796,037
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/07/2025	121,543	60,018
TOTAL RIGHTS/WARRANTS			60,018
TOTAL INVESTMENT SECURITIES (Cost $3,855,960,039)			6,051,981,292

			Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	18,542,869	214,503,904
TOTAL INVESTMENTS — (100.0%)
(Cost $4,070,448,674)^^			$6,266,485,196

Large Cap International Portfolio
CONTINUED
As of January 31, 2025, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	186	03/21/25	$55,281,201	$56,425,425	$1,144,224
Total Futures Contracts			$55,281,201	$56,425,425	$1,144,224
As of January 31, 2025, the value of Rule 144A securities amounted to $71,119,883 or 1.1% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$15,803,138	$380,578,088	—	$396,381,226
Austria	—	13,030,686	—	13,030,686
Belgium	1,626,033	55,533,578	—	57,159,611
Canada	686,962,516	2,345,174	—	689,307,690
Denmark	19,847	157,463,100	—	157,482,947
Finland	1,030,740	53,067,836	—	54,098,576
France	6,335,606	541,069,721	—	547,405,327
Germany	23,354,281	451,610,246	—	474,964,527
Hong Kong	—	94,477,236	—	94,477,236
Ireland	—	21,790,419	—	21,790,419
Israel	6,218,413	45,257,439	—	51,475,852
Italy	1,021,232	148,703,155	—	149,724,387
Japan	24,466,827	1,309,142,734	—	1,333,609,561
Netherlands	65,396,724	165,590,060	—	230,986,784
New Zealand	—	17,014,610	—	17,014,610
Norway	450,017	44,086,328	—	44,536,345
Portugal	—	13,339,407	—	13,339,407
Singapore	—	69,988,497	—	69,988,497
Spain	8,931,637	137,218,607	—	146,150,244
Sweden	—	170,230,919	—	170,230,919
Switzerland	69,324,412	438,893,688	—	508,218,100
United Kingdom	228,525,745	557,723,671	—	786,249,416
United States	2,502,870	—	—	2,502,870
Preferred Stocks
Germany	—	21,796,037	—	21,796,037
Rights/Warrants
Spain	—	60,018	—	60,018
Securities Lending Collateral	—	214,503,904	—	214,503,904
Total Investments in Securities	$1,141,970,038	$5,124,515,158	—˂˃	$6,266,485,196
Financial Instruments
Assets
Futures Contracts**	1,144,224	—	—	1,144,224
Total Financial Instruments	$1,144,224	—	—	$1,144,224
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.3%)
*	3P Learning Ltd.	182,513	$76,848
#	Accent Group Ltd.	1,867,320	2,530,230
	Acrow Ltd.	799,638	571,802
	Adairs Ltd.	561,755	921,062
	AGL Energy Ltd.	1,030,143	7,327,697
*	AI-Media Technologies Ltd.	21,654	9,726
*	Ainsworth Game Technology Ltd.	387,271	168,734
#*	Alkane Resources Ltd.	1,394,142	503,783
*	Alliance Aviation Services Ltd.	84,362	144,536
	ALS Ltd.	1,149,918	11,593,163
#*	AMA Group Ltd.	8,154,665	266,897
	Amotiv Ltd.	609,332	4,055,581
	AMP Ltd.	10,886,227	11,994,536
*	Amplitude Energy Ltd.	13,511,959	1,674,020
#	Ampol Ltd.	792,682	14,223,803
	Ansell Ltd.	505,746	10,995,947
	ANZ Group Holdings Ltd.	2,163,379	40,852,319
#	APA Group	1,358,561	5,729,368
#*	Appen Ltd.	483,540	811,823
#*	Arafura Rare Earths Ltd. (ARU AU)	3,470,709	278,003
#	ARB Corp. Ltd.	269,599	6,534,275
	Aristocrat Leisure Ltd.	763,058	35,481,888
#	ARN Media Ltd.	1,779,831	742,979
#*	Articore Group Ltd.	321,992	43,859
#	ASX Ltd.	93,407	3,662,438
	Atlas Arteria Ltd.	1,996,188	6,233,008
	AUB Group Ltd.	252,163	4,970,207
#*	Audinate Group Ltd.	48,475	224,095
#*	Aurelia Metals Ltd.	6,366,969	744,014
	Aurizon Holdings Ltd.	7,262,625	14,698,249
	Aussie Broadband Ltd.	606,996	1,478,197
*	Austal Ltd.	1,606,219	3,804,502
#	Austin Engineering Ltd.	36,772	11,363
*	Australian Agricultural Co. Ltd.	1,336,443	1,174,866
	Australian Clinical Labs Ltd.	757,883	1,762,308
#	Australian Ethical Investment Ltd.	253,283	782,983
#	Australian Finance Group Ltd.	810,904	828,117
#*	Australian Strategic Materials Ltd.	391,361	115,907
		Shares	Value»
AUSTRALIA — (Continued)
#*	Australian Vanadium Ltd.	1,474,018	$11,839
*	Australian Vintage Ltd.	94,787	7,302
	Auswide Bank Ltd.	82,020	256,870
#	Autosports Group Ltd.	10,383	10,756
*	AVJennings Ltd.	408,347	182,486
#	Baby Bunting Group Ltd.	398,158	469,252
#	Bank of Queensland Ltd.	2,984,695	12,857,105
#*	Bannerman Energy Ltd. (BMN AU)	93,589	170,432
	Bapcor Ltd.	1,101,242	3,387,188
	Beach Energy Ltd.	8,712,124	8,167,924
#	Beacon Lighting Group Ltd.	7,127	14,009
	Bega Cheese Ltd.	1,965,996	7,033,240
#	Bell Financial Group Ltd.	286,368	240,780
*	Bellevue Gold Ltd.	3,226,510	2,457,791
	Bendigo & Adelaide Bank Ltd.	2,013,005	16,892,783
	BHP Group Ltd. (BHP AU)	4,062,481	99,773,245
#	BHP Group Ltd. (BHP LN), Class DI	338,292	8,340,714
#	BHP Group Ltd. (BHP US), Sponsored ADR	1,184,773	58,231,593
	Bisalloy Steel Group Ltd.	5,274	12,579
	BlueScope Steel Ltd.	1,032,700	13,485,286
#*	Boss Energy Ltd.	646,100	1,300,701
	Brambles Ltd.	2,189,246	26,753,653
	Bravura Solutions Ltd.	1,467,999	1,957,150
#	Breville Group Ltd.	342,840	8,075,922
	Brickworks Ltd.	372,034	5,990,664
	Capral Ltd.	14,656	90,515
*	Capricorn Metals Ltd.	1,491,376	7,026,869
	CAR Group Ltd.	194,213	4,839,671
#*	Carnarvon Energy Ltd.	6,152,554	476,011
#	Cash Converters International Ltd.	1,858,189	287,534
#*	Catapult Group International Ltd.	192,104	477,546
	Cedar Woods Properties Ltd.	298,918	999,511
*	Centrebet International Ltd.	22,005	0
#*	Cettire Ltd.	602,468	535,499

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Challenger Ltd.	2,117,291	$8,223,644
#	Champion Iron Ltd.	1,813,855	6,162,949
#*	Chrysos Corp. Ltd.	13,677	43,202
*	City Chic Collective Ltd.	474,531	35,186
	Civmec Australia Ltd.	327,100	264,628
	Cleanaway Waste Management Ltd.	6,149,747	10,530,076
#	Clinuvel Pharmaceuticals Ltd.	79,086	592,848
	Clover Corp. Ltd.	41,173	9,995
#*	Coast Entertainment Holdings Ltd.	1,813,268	544,944
	Cochlear Ltd.	71,657	14,103,645
	Codan Ltd.	531,345	5,250,136
#*	Cogstate Ltd.	34,463	24,742
	Coles Group Ltd.	1,798,408	21,677,941
	Collins Foods Ltd.	571,168	2,654,771
*	Comet Ridge Ltd.	551,430	47,973
	Commonwealth Bank of Australia	753,318	74,339,070
	Computershare Ltd.	703,248	15,287,237
#*	Core Lithium Ltd.	493,674	26,891
Ω	Coronado Global Resources, Inc., CDI	102,026	41,175
#	Corporate Travel Management Ltd.	255,204	2,417,393
	Credit Corp. Group Ltd.	240,953	2,298,793
#	CSL Ltd.	138,390	23,892,033
	Data#3 Ltd.	806,304	3,459,910
*	De Grey Mining Ltd.	996,006	1,220,664
#*	Deep Yellow Ltd.	987,096	810,599
	Deterra Royalties Ltd.	1,021,339	2,554,128
#*	Develop Global Ltd.	23,536	36,156
	Dicker Data Ltd.	372,912	1,984,569
	Domain Holdings Australia Ltd.	727,314	1,226,985
#	Domino's Pizza Enterprises Ltd.	190,462	3,523,325
	Downer EDI Ltd.	3,146,423	11,073,947
#*	DUG Technology Ltd.	13,704	11,351
#	Duratec Ltd.	251,568	238,800
#	Eagers Automotive Ltd.	625,153	4,969,256
#	Elders Ltd.	972,861	4,285,968
#*	Electro Optic Systems Holdings Ltd.	27,306	20,330
#*	Emeco Holdings Ltd.	1,482,020	844,000
*	Emerald Resources NL	2,042,095	5,376,921
#*	EML Payments Ltd.	930,319	474,323
#	Endeavour Group Ltd.	4,440,686	11,583,469
*	Energy World Corp. Ltd.	8,267,947	108,694
		Shares	Value»
AUSTRALIA — (Continued)
	Enero Group Ltd.	111,101	$76,602
*	Environmental Group Ltd.	176,104	28,846
	EQT Holdings Ltd.	77,433	1,646,893
*	ESG Minerals	4,224	0
	Euroz Hartleys Group Ltd.	129,142	79,707
	Evolution Mining Ltd.	6,712,845	23,327,745
	EVT Ltd.	438,071	3,175,909
*	Fenix Resources Ltd.	127,590	24,101
	Finbar Group Ltd.	5,532	2,714
#*	Findi Ltd.	2,941	7,917
*	FleetPartners Group Ltd.	1,074,934	1,868,204
	Fleetwood Ltd.	403,476	470,610
	Flight Centre Travel Group Ltd.	588,435	6,486,501
	Fortescue Ltd.	2,360,751	27,647,626
#*	Frontier Digital Ventures Ltd.	46,215	7,168
	G8 Education Ltd.	3,576,612	3,087,638
*	Genesis Minerals Ltd.	146,104	283,468
	GenusPlus Group Ltd.	6,945	11,539
	Gold Road Resources Ltd.	4,838,950	7,333,212
#	GR Engineering Services Ltd.	185,799	330,360
	GrainCorp Ltd., Class A	1,099,366	5,112,008
	Grange Resources Ltd.	3,269,703	465,725
	GWA Group Ltd.	1,036,706	1,613,162
	Hansen Technologies Ltd.	721,150	2,437,503
#	Harvey Norman Holdings Ltd.	2,425,054	7,761,741
*	Healius Ltd.	4,421,142	3,906,858
	Helia Group Ltd.	2,111,355	6,306,722
#*	Highfield Resources Ltd.	332,037	48,536
#*	Hillgrove Resources Ltd.	1,161,966	29,331
	Horizon Oil Ltd.	237,477	30,226
	HUB24 Ltd.	124,786	6,177,797
#	Humm Group Ltd.	1,933,393	707,334
#	IDP Education Ltd.	216,089	1,770,455
	IGO Ltd.	733,814	2,206,552
	Iluka Resources Ltd.	1,567,192	4,233,611
	Imdex Ltd.	1,592,388	2,583,556
#*	Immutep Ltd. (IMM AU)	425,572	90,759
#*	Immutep Ltd. (IMMP US), Sponsored ADR	5,613	11,731
*	ImpediMed Ltd.	12,557	429
#*	Imugene Ltd.	3,662,603	81,457
	Incitec Pivot Ltd.	6,194,476	11,442,670

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Infomedia Ltd.	1,643,926	$1,413,245
	Inghams Group Ltd.	1,684,204	3,351,725
	Insignia Financial Ltd.	2,618,831	7,117,742
	Insurance Australia Group Ltd.	5,989,377	33,967,264
	Integral Diagnostics Ltd.	823,040	1,589,028
#*	ioneer Ltd.	1,638,925	170,481
#	IPD Group Ltd.	21,113	50,399
	IPH Ltd.	758,643	2,342,313
*	IRESS Ltd.	208,981	1,209,776
	IVE Group Ltd.	423,738	585,306
*	James Hardie Industries PLC (JHX AU), CDI	587,693	19,752,986
#*	James Hardie Industries PLC (JHX US), Sponsored ADR	38,440	1,301,578
	JB Hi-Fi Ltd.	489,017	30,510,426
#	Johns Lyng Group Ltd.	847,441	1,940,687
*	Judo Capital Holdings Ltd.	282,398	349,474
	Jupiter Mines Ltd.	2,395,578	229,854
#	Karoon Energy Ltd.	3,163,888	3,059,372
	Kelsian Group Ltd.	347,540	815,234
#	Kogan.com Ltd.	160,823	471,830
	Lendlease Corp. Ltd.	1,771,905	7,058,786
#	Lifestyle Communities Ltd.	334,182	2,018,588
#	Lindsay Australia Ltd.	305,212	167,450
#*	Liontown Resources Ltd.	918,176	377,039
	Lottery Corp. Ltd.	3,159,237	9,821,528
#	Lovisa Holdings Ltd.	317,504	5,663,610
	Lycopodium Ltd.	97,952	686,056
*	Lynas Rare Earths Ltd.	1,463,678	5,673,261
#	MA Financial Group Ltd.	229,293	940,546
#	Maas Group Holdings Ltd.	20,979	59,016
	Macmahon Holdings Ltd.	4,944,481	1,085,258
	Macquarie Group Ltd.	184,518	27,296,215
#*	Macquarie Technology Group Ltd.	22,558	1,184,158
#	Mader Group Ltd.	24,395	93,974
	Magellan Financial Group Ltd.	868,642	5,595,986
*	Mayne Pharma Group Ltd.	280,148	789,403
	McMillan Shakespeare Ltd.	301,312	2,866,553
	McPherson's Ltd.	645,002	127,842
	Medibank Pvt Ltd.	3,885,523	9,580,589
#*	Megaport Ltd.	506,389	2,641,789
		Shares	Value»
AUSTRALIA — (Continued)
*	Mesoblast Ltd. (MESO US), ADR	796	$16,031
#*	Mesoblast Ltd. (MSB AU)	613,688	1,193,604
#*	Metals X Ltd.	2,644,985	782,419
	Metcash Ltd.	4,197,178	8,199,876
	Michael Hill International Ltd. (MHJ AU)	70,160	21,892
#	Michael Hill International Ltd. (MHJ NZ)	72,300	22,833
#	Mineral Resources Ltd.	363,574	7,756,298
	Monadelphous Group Ltd.	342,296	3,320,793
	Monash IVF Group Ltd.	1,219,360	910,085
#*	Mount Gibson Iron Ltd.	3,112,326	607,273
#	Myer Holdings Ltd.	9,201,368	5,191,842
#	MyState Ltd.	668,478	1,891,962
#*	Nanosonics Ltd.	272,545	578,458
	National Australia Bank Ltd.	2,515,057	61,975,153
	Navigator Global Investments Ltd.	1,285,450	1,259,673
	Netwealth Group Ltd.	536,889	10,378,404
*	Neuren Pharmaceuticals Ltd.	30,941	274,450
#	New Hope Corp. Ltd.	2,337,069	6,967,692
*	NEXTDC Ltd.	556,191	5,057,986
	nib holdings Ltd.	1,983,875	7,060,897
#	Nick Scali Ltd.	393,426	3,932,314
	Nickel Industries Ltd.	4,467,272	2,082,913
	Nine Entertainment Co. Holdings Ltd.	4,879,631	4,072,370
	Northern Star Resources Ltd.	2,211,422	23,405,072
#*	Novonix Ltd.	172,214	58,125
	NRW Holdings Ltd.	2,713,669	5,714,428
	Nufarm Ltd.	2,111,832	4,727,456
*	Nuix Ltd.	356,322	983,765
	Objective Corp. Ltd.	55,180	565,123
*	OFX Group Ltd.	1,124,054	973,642
*	OM Holdings Ltd.	418,603	88,507
#*	Omni Bridgeway Ltd.	831,931	695,431
	oOh!media Ltd.	2,361,047	1,701,754
	Orica Ltd.	1,399,902	15,174,953
	Origin Energy Ltd.	2,632,725	16,979,418
	Orora Ltd.	6,628,794	9,647,771
#	Pacific Current Group Ltd.	236,569	1,733,370
#*	Paladin Energy Ltd.	340,984	1,851,233
*	Panoramic Resources Ltd.	3,747,267	0
*	Pantoro Ltd.	1,167,202	82,315

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Paragon Care Ltd.	160,736	$54,358
	Peet Ltd.	1,092,350	982,744
#*	Peninsula Energy Ltd.	24,055	16,149
#	PeopleIN Ltd.	68,789	39,168
	Pepper Money Ltd.	77,310	68,712
	Perenti Ltd.	3,957,368	3,424,345
#	Perpetual Ltd.	424,014	5,600,621
	Perseus Mining Ltd.	6,318,689	11,025,569
*	PEXA Group Ltd.	372,441	3,012,069
*	Pilbara Minerals Ltd.	4,457,990	6,252,579
	Pinnacle Investment Management Group Ltd.	151,739	2,379,108
#	Platinum Asset Management Ltd.	1,461,947	614,558
	PointsBet Holdings Ltd.	49,262	26,023
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#	Praemium Ltd.	694,612	383,589
	Premier Investments Ltd.	416,034	6,093,948
	Pro Medicus Ltd.	129,219	22,114,001
	Propel Funeral Partners Ltd.	109,432	402,091
#	PWR Holdings Ltd.	339,433	1,719,739
*	Qantas Airways Ltd.	833,452	4,829,740
	QBE Insurance Group Ltd.	2,304,480	29,745,658
	Qube Holdings Ltd.	3,861,608	9,910,113
	Ramelius Resources Ltd.	5,174,498	7,797,624
	Ramsay Health Care Ltd.	378,098	7,854,468
	REA Group Ltd.	72,139	11,064,550
#*	ReadyTech Holdings Ltd.	19,841	39,244
#	Reece Ltd.	307,194	4,500,396
	Regis Healthcare Ltd.	600,786	2,426,861
*	Regis Resources Ltd.	3,639,956	6,782,758
	Reject Shop Ltd.	125,143	219,904
	Reliance Worldwide Corp. Ltd.	2,806,829	9,345,727
#	Resimac Group Ltd.	61,700	38,933
*	Resolute Mining Ltd.	10,393,941	2,626,767
*	Retail Food Group Ltd.	25,031	33,507
#	Ridley Corp. Ltd.	1,305,429	2,274,552
	Rio Tinto Ltd.	683,883	49,253,886
*	RPMGlobal Holdings Ltd.	589,917	1,010,089
*	Sandfire Resources Ltd.	2,243,286	13,604,993
	Santos Ltd.	10,353,005	44,828,044
#	SEEK Ltd.	412,507	5,799,744
#*	Select Harvests Ltd.	790,774	2,272,618
#	Servcorp Ltd.	229,479	725,582
		Shares	Value»
AUSTRALIA — (Continued)
	Service Stream Ltd.	2,922,631	$2,838,439
#*	Seven West Media Ltd.	4,171,906	427,074
	SG Fleet Group Ltd.	352,792	752,371
	SGH Ltd.	512,804	15,129,343
	Shaver Shop Group Ltd.	416,027	342,153
#	Sigma Healthcare Ltd.	7,513,131	13,280,485
#*	Silver Mines Ltd.	669,087	31,652
	Sims Ltd. (SGM AU)	664,743	5,398,173
	SmartGroup Corp. Ltd.	511,157	2,520,689
	Solvar Ltd.	812,136	645,200
	Sonic Healthcare Ltd.	688,547	12,096,216
	South32 Ltd. (S32 AU)	7,811,984	16,040,722
	South32 Ltd. (SOUHY US), ADR	407,090	4,188,956
	Southern Cross Electrical Engineering Ltd.	232,867	217,108
#	Southern Cross Media Group Ltd.	930,825	357,117
*	Spartan Resources Ltd.	104,085	86,025
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	570,733	509,930
#*	St Barbara Ltd.	4,075,611	633,647
	Stanmore Resources Ltd.	667,254	1,075,767
#*	Star Entertainment Group Ltd.	10,382,720	759,972
	Steadfast Group Ltd.	2,097,992	7,536,890
	Step One Clothing Ltd.	26,130	20,207
*††	Strandline Resources Ltd.	1,026,220	11,484
#*	Strike Energy Ltd.	1,110,340	160,334
	Suncorp Group Ltd.	2,149,069	27,553,281
††	Sunland Group Ltd.	273,202	2,378
	Super Retail Group Ltd.	1,047,902	10,095,575
*	Superloop Ltd.	1,345,064	1,884,426
#*	Syrah Resources Ltd.	2,816,556	397,818
#	Tabcorp Holdings Ltd.	10,321,757	4,310,137
	Technology One Ltd.	1,040,098	19,775,620
*	Telix Pharmaceuticals Ltd.	57,414	1,031,311
#	Telstra Group Ltd. (TLGPY US), ADR	31,198	382,955
	Telstra Group Ltd. (TLS AU)	5,234,712	12,779,974
*	Temple & Webster Group Ltd.	55,614	492,296
#*††	Ten Sixty Four Ltd.	1,871,019	127,953

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Terracom Ltd.	2,027,778	$212,635
#	TPG Telecom Ltd.	1,021,035	2,765,998
	Transurban Group	1,336,306	11,007,252
	Treasury Wine Estates Ltd.	1,014,201	6,728,198
*	Tuas Ltd.	821,465	3,329,427
#*	Tyro Payments Ltd.	706,489	359,320
#	Universal Store Holdings Ltd.	8,603	45,342
*	Vault Minerals Ltd.	24,538,078	5,814,642
	Ventia Services Group Pty. Ltd.	3,687,213	8,667,865
Ω	Viva Energy Group Ltd.	3,724,991	5,935,107
*	Vulcan Energy Resources Ltd.	4,031	11,502
	Vulcan Steel Ltd.	2,180	9,742
*	Vysarn Ltd.	7,706	2,192
#*	WEB Travel Group Ltd.	708,501	2,219,840
*	Webjet Group Ltd.	708,501	331,467
	Wesfarmers Ltd.	867,784	40,876,402
*	West African Resources Ltd.	4,953,838	5,015,055
	Westgold Resources Ltd.	2,819,516	4,441,714
	Westpac Banking Corp.	2,426,921	50,355,774
	Whitehaven Coal Ltd.	2,806,590	10,546,485
	WiseTech Global Ltd.	92,956	7,037,020
	Woodside Energy Group Ltd. (WDS AU)	2,722,162	41,487,879
	Woodside Energy Group Ltd. (WDS LN)	299,211	4,596,541
#	Woodside Energy Group Ltd. (WDS US), ADR	460,399	7,021,085
	Woolworths Group Ltd.	1,182,262	22,228,305
	Worley Ltd.	1,029,689	9,149,431
#*	Xanadu Mines Ltd.	147,601	4,294
*	Xero Ltd.	116,523	13,115,252
	XRF Scientific Ltd.	283,906	315,638
#	Yancoal Australia Ltd.	1,299,617	5,180,547
*	Zip Co. Ltd.	2,069,645	3,072,844
TOTAL AUSTRALIA			1,992,892,693
AUSTRIA — (0.5%)
	Addiko Bank AG	10,150	191,501
	Agrana Beteiligungs AG	49,302	550,028
	ANDRITZ AG	335,732	19,009,388
#*	AT&S Austria Technologie & Systemtechnik AG	45,056	614,806
		Shares	Value»
AUSTRIA — (Continued)
Ω	BAWAG Group AG	250,872	$22,678,185
	CA Immobilien Anlagen AG	105,280	2,599,655
*	DO & Co. AG	34,540	6,909,974
	Erste Group Bank AG	374,745	23,038,883
*	Eurotelesites AG	148,219	834,617
	EVN AG	167,785	4,044,965
*	FACC AG	18,573	139,055
	Frequentis AG	407	11,613
#,*	Immofinanz AG (IIA AV)	316,972	1,636,802
*	Kapsch TrafficCom AG	9,730	71,787
#*	Lenzing AG	49,418	1,276,768
	Mayr Melnhof Karton AG	19,515	1,564,088
	Oberbank AG	5,628	408,713
#	Oesterreichische Post AG	143,438	4,333,036
	OMV AG	527,444	21,719,826
	Palfinger AG	46,816	1,104,828
*	POLYTEC Holding AG	63,853	155,256
	Porr AG	65,497	1,381,520
	Raiffeisen Bank International AG	367,971	8,322,513
*	Rosenbauer International AG	4,215	150,286
	Schoeller-Bleckmann Oilfield Equipment AG	16,047	572,413
#	Semperit AG Holding	25,048	363,292
	Strabag SE (STR AV)	16,808	822,944
	Telekom Austria AG	550,025	4,589,349
*	UBM Development AG	5,647	111,722
	UNIQA Insurance Group AG	254,600	2,153,545
	Verbund AG	82,944	6,367,628
	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,465	6,110,195
	voestalpine AG	425,526	8,899,836
	Wienerberger AG	305,412	8,915,591
	Zumtobel Group AG	103,076	528,646
TOTAL AUSTRIA			162,183,254
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	113,643	22,054,301
	Ageas SA	666,438	34,330,591
#*	AGFA-Gevaert NV	642,144	576,248
	Anheuser-Busch InBev SA (ABI BB)	1,085,246	53,476,984

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	59,509	$2,926,653
*	Argenx SE (ARGX BB)	8,301	5,479,798
*	Argenx SE (ARGX US), ADR	4,370	2,862,918
*	Atenor	22,912	75,058
	Azelis Group NV	181,217	3,712,388
	Barco NV	59,649	592,139
	Bekaert SA	210,956	7,364,439
	bpost SA	342,803	660,342
	Cie d'Entreprises CFE	55,505	366,912
	CMB Tech NV	24,625	265,704
	Colruyt Group NV	256,206	9,437,425
	Deceuninck NV	320,114	774,548
	Deme Group NV	44,003	6,175,392
	D'ieteren Group	16,443	2,758,101
	Econocom Group SA NV	329,215	619,875
#	Elia Group SA	56,576	3,817,809
	EVS Broadcast Equipment SA	57,926	1,877,097
	Exmar NV	1,216	14,460
	Fagron	309,163	6,129,058
*	Galapagos NV (GLPG BB)	152,486	3,505,259
*	Galapagos NV (GLPG NA)	5,271	121,167
#	Gimv NV	104,163	4,108,630
	Greenyard NV	36,121	190,345
*	Hyloris Pharmaceuticals SA	739	4,116
#	Immobel SA	12,649	242,732
	Ion Beam Applications	15,980	220,621
	Jensen-Group NV	9,952	466,781
	KBC Group NV	859,921	65,962,604
#	Kinepolis Group NV	52,332	2,089,575
	Lotus Bakeries NV	1,423	15,179,027
	Melexis NV	73,001	4,399,830
*	Nyxoah SA	1,115	12,042
*	Ontex Group NV	312,803	2,648,950
*	Onward Medical NV	4,822	31,791
*	Orange Belgium SA	143,087	2,205,121
	Proximus SADP	642,856	3,561,438
#	Recticel SA	168,419	1,763,251
	Roularta Media Group NV	304	3,865
	Sipef NV	19,091	1,102,636
	Solvay SA	311,505	9,520,752
	Syensqo SA	311,505	24,544,630
	Tessenderlo Group SA	109,576	2,390,578
	UCB SA	73,466	14,293,049
		Shares	Value»
BELGIUM — (Continued)
	Umicore SA	278,044	$2,799,046
#	Van de Velde NV	26,441	843,814
#	VGP NV	42,265	3,607,449
	Viohalco SA	173,711	1,081,434
	What's Cooking BV	2,086	216,090
TOTAL BELGIUM			333,464,863
CANADA — (10.9%)
*	5N Plus, Inc.	227,024	1,209,045
	Acadian Timber Corp.	48,264	572,520
*	ACT Energy Technologies Ltd.	11,543	50,433
	ADENTRA, Inc.	49,393	1,175,223
	ADF Group, Inc.	62,077	342,131
*	Advantage Energy Ltd.	1,381,916	8,776,334
	Aecon Group, Inc.	304,780	5,024,618
	Africa Oil Corp.	628,125	821,163
	Ag Growth International, Inc.	84,692	2,286,075
	AGF Management Ltd., Class B	361,684	2,807,167
	Agnico Eagle Mines Ltd. (AEM CN)	229,775	21,356,165
	Agnico Eagle Mines Ltd. (AEM US)	415,090	38,578,468
#*	Aimia, Inc.	195,436	325,424
#*	Air Canada	478,277	6,453,375
#	AirBoss of America Corp.	82,883	233,819
	Alamos Gold, Inc. (AGI CN), Class A	841,303	17,591,916
	Alamos Gold, Inc. (AGI US), Class A	126,938	2,656,811
	Algoma Central Corp.	18,060	185,403
#	Algonquin Power & Utilities Corp. (AQN CN)	747,141	3,326,110
#	Algonquin Power & Utilities Corp. (AQN US)	672,046	2,983,884
	Alimentation Couche-Tard, Inc.	723,830	38,224,758
	AltaGas Ltd.	840,207	19,390,059
	Altius Minerals Corp.	74,789	1,389,927
	Altus Group Ltd.	45,784	1,869,667
	Amerigo Resources Ltd.	433,074	494,652
	Andlauer Healthcare Group, Inc.	56,862	1,786,437
#	Andrew Peller Ltd., Class A	102,169	301,583
	ARC Resources Ltd.	2,180,848	37,349,086
*	Aritzia, Inc.	392,273	18,866,675
	Atco Ltd., Class I	171,385	5,451,631
*	Athabasca Oil Corp.	2,130,660	7,124,924

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	AtkinsRealis Group, Inc.	331,030	$16,586,235
*	ATS Corp. (ATS CN)	213,465	5,773,770
#*	ATS Corp. (ATS US)	8,755	237,698
	Aura Minerals, Inc.	1,500	19,600
#*	Aurora Cannabis, Inc. (ACB CN)	1,289	4,684
#*	Aurora Cannabis, Inc. (ACB US)	13,112	47,858
#*	AutoCanada, Inc.	164,032	2,240,366
	B2Gold Corp. (BTG US)	2,296,754	5,558,145
	B2Gold Corp. (BTO CN)	5,565,554	13,441,425
	Badger Infrastructure Solution	167,401	4,549,723
#*	Ballard Power Systems, Inc. (BLDP CN)	231,472	316,943
#*	Ballard Power Systems, Inc. (BLDP US)	381,989	519,505
	Bank of Montreal (BMO US)	739,051	73,195,611
	Bank of Nova Scotia (BNS CN)	156,246	7,994,255
#	Bank of Nova Scotia (BNS US)	933,185	47,751,076
	Barrick Gold Corp. (0R22 LI)	412,954	6,855,692
	Barrick Gold Corp. (GOLD US)	1,668,708	27,316,750
*	Bausch & Lomb Corp.	14,194	246,266
#*	Bausch Health Cos., Inc. (BHC US)	660,045	4,904,134
#	Baytex Energy Corp.	1,114,192	2,675,563
	BCE, Inc. (BCE CN)	6,325	150,623
	BCE, Inc. (BCE US)	85,709	2,039,017
#	Birchcliff Energy Ltd.	991,440	3,895,223
	Bird Construction, Inc.	200,471	3,263,594
	Black Diamond Group Ltd.	290,513	1,833,009
#*	BlackBerry Ltd.	247,841	1,100,414
	BMTC Group, Inc.	7,200	64,106
*	Bombardier, Inc. (BBD/A CN), Class A	4,940	290,448
*	Bombardier, Inc. (BBD/B CN), Class B	183,727	10,751,699
*	Bonterra Energy Corp.	136,052	337,942
	Boralex, Inc., Class A	257,604	4,580,099
#	Boyd Group Services, Inc.	68,586	11,248,132
		Shares	Value»
CANADA — (Continued)
	Brookfield Corp. (BN US)	309,492	$18,940,910
#	Brookfield Infrastructure Corp., Class A	175,457	7,324,462
#	BRP, Inc. (DOO CN)	74,840	3,578,890
	BRP, Inc. (DOOO US)	9,048	432,585
#*	CAE, Inc. (CAE US)	473,964	11,185,550
*	Calfrac Well Services Ltd.	67,258	174,931
	Calian Group Ltd.	30,349	1,029,070
	Cameco Corp. (CCJ US)	104,370	5,160,053
	Canaccord Genuity Group, Inc.	463,257	3,136,509
#	Canacol Energy Ltd.	113,536	297,638
#*	Canada Goose Holdings, Inc. (GOOS CN)	47,682	522,309
#*	Canada Goose Holdings, Inc. (GOOS US)	13,667	149,654
#	Canadian Imperial Bank of Commerce (CM US)	751,848	47,381,461
	Canadian National Railway Co. (CNI US)	352,208	36,809,258
	Canadian National Railway Co. (CNR CN)	32,594	3,404,838
	Canadian Natural Resources Ltd. (CNQ US)	2,238,375	67,934,681
	Canadian Pacific Kansas City Ltd. (CP US)	233,836	18,613,346
#	Canadian Tire Corp. Ltd., Class A	213,331	24,017,077
	Canadian Utilities Ltd., Class A	205,888	4,809,507
	Canadian Western Bank	545,631	21,729,881
*	Canfor Corp.	392,858	4,079,009
#	Capital Power Corp.	336,369	12,317,445
*	Capstone Copper Corp.	2,846,554	15,943,131
#	Cardinal Energy Ltd.	603,543	2,624,550
#	Cargojet, Inc.	7,533	617,215
	Cascades, Inc.	296,736	2,623,633
	CCL Industries, Inc., Class B	425,261	21,123,330
*	Celestica, Inc. (CLS CN)	180,887	22,332,235
*	Celestica, Inc. (CLS US)	430,580	53,163,713

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cenovus Energy, Inc. (CVE CN)	665,241	$9,621,472
	Cenovus Energy, Inc. (CVE US)	2,722,433	39,393,606
	Centerra Gold, Inc.	1,062,702	6,646,686
	CES Energy Solutions Corp.	1,182,879	7,007,664
	CGI, Inc. (GIB US)	132,544	15,616,334
	CGI, Inc. (GIBA CN)	174,898	20,618,072
*††	Chesswood Group Ltd.	24,123	11,287
	CI Financial Corp.	646,107	13,857,058
*	Cineplex, Inc.	2,825	21,362
*	Cipher Pharmaceuticals, Inc.	5,529	51,701
	Clairvest Group, Inc.	516	24,800
#	Cogeco Communications, Inc.	78,957	3,322,132
	Cogeco, Inc.	23,757	870,935
*	Colabor Group, Inc.	27,100	16,223
	Colliers International Group, Inc. (CIGI CN)	10,139	1,442,628
	Colliers International Group, Inc. (CIGI US)	72,700	10,348,845
	Computer Modelling Group Ltd.	379,228	2,695,445
*	Conifex Timber, Inc.	32,928	7,250
	Constellation Software, Inc.	18,501	60,505,469
	Converge Technology Solutions Corp.	205,239	478,729
	Corby Spirit & Wine Ltd.	38,585	342,482
*	Corus Entertainment, Inc., Class B	322,025	22,157
*	Cronos Group, Inc. (CRON CN)	8,403	15,784
#*	Cronos Group, Inc. (CRON US)	680,834	1,293,585
*	Culico Metals, Inc.	31,776	2,733
	Definity Financial Corp.	201,184	7,911,147
#*	Denison Mines Corp. (DML CN)	1,668,715	3,054,173
*	dentalcorp Holdings Ltd.	26,849	139,847
*	Descartes Systems Group, Inc. (DSG CN)	34,366	3,977,977
*	Descartes Systems Group, Inc. (DSGX US)	31,478	3,646,097
	Dexterra Group, Inc.	149,186	821,197
		Shares	Value»
CANADA — (Continued)
*	Docebo, Inc.	13,058	$546,273
#	Dollarama, Inc.	431,147	40,799,289
	Doman Building Materials Group Ltd.	344,477	1,874,850
*	Dorel Industries, Inc., Class B	177,248	632,963
	DREAM Unlimited Corp., Class A	143,444	2,177,297
	Dundee Precious Metals, Inc.	872,687	8,844,862
	Dye & Durham Ltd.	68,293	698,272
	Dynacor Group, Inc.	7,600	29,389
	E-L Financial Corp. Ltd.	538	518,529
*	Eldorado Gold Corp. (EGO US)	91,679	1,397,188
*	Eldorado Gold Corp. (ELD CN)	795,056	12,100,756
	Element Fleet Management Corp.	1,666,595	32,739,042
#	Emera, Inc.	402,686	15,300,045
	Empire Co. Ltd., Class A	569,865	16,758,544
#	Enbridge, Inc. (ENB CN)	22	953
#	Enbridge, Inc. (ENB US)	936,844	40,509,135
	Endeavour Mining PLC	677,159	13,926,644
#*	Endeavour Silver Corp. (EDR CN)	157,495	620,942
	Enerflex Ltd. (EFX CN)	543,967	5,150,161
#*	Energy Fuels, Inc.	205,896	1,086,610
	Enghouse Systems Ltd.	161,492	3,065,720
*	Ensign Energy Services, Inc.	694,761	1,510,610
#	EQB, Inc.	151,456	11,292,374
#*	Equinox Gold Corp. (EQX CN)	203,196	1,226,153
#*	Equinox Gold Corp. (EQX US)	1,160,255	7,042,748
#*	ERO Copper Corp. (ERO CN)	67,234	900,247
*	ERO Copper Corp. (ERO US)	243,774	3,266,572
	Evertz Technologies Ltd.	127,536	1,140,791
#	Exchange Income Corp.	106,691	4,105,843
	Exco Technologies Ltd.	114,408	554,977
#	Extendicare, Inc.	293,896	2,092,974
	Fairfax Financial Holdings Ltd.	48,934	65,866,878

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Fiera Capital Corp.	105,010	$567,192
	Finning International, Inc.	668,984	16,704,462
*	Firan Technology Group Corp.	11,249	63,855
	Firm Capital Mortgage Investment Corp.	150,718	1,226,817
	First Majestic Silver Corp. (AG US)	637,865	3,635,831
#	First Majestic Silver Corp. (FR CN)	82,658	470,918
#	First National Financial Corp.	78,535	2,188,508
*	First Quantum Minerals Ltd.	922,566	11,546,756
	FirstService Corp. (FSV CN)	4,407	801,468
	FirstService Corp. (FSV US)	78,004	14,186,587
	Foraco International SA	237,750	382,795
#	Fortis, Inc. (FTS CN)	205,753	8,763,278
#	Fortis, Inc. (FTS US)	209,270	8,919,087
*	Fortuna Mining Corp. (FSM US)	267,189	1,354,648
*	Fortuna Mining Corp. (FVI CN)	1,253,300	6,346,915
#	Franco-Nevada Corp. (FNV US)	79,087	10,752,669
#	Freehold Royalties Ltd.	503,792	4,333,024
	Frontera Energy Corp.	103,482	581,724
*	Galiano Gold, Inc.	738,913	813,473
	Gamehost, Inc.	83,742	593,486
*	GDI Integrated Facility Services, Inc.	21,121	500,794
	Gear Energy Ltd.	537,509	188,619
	George Weston Ltd.	114,877	17,756,988
	GFL Environmental, Inc.	150,752	6,501,934
#	Gibson Energy, Inc.	660,600	11,145,224
	Gildan Activewear, Inc. (GIL CN)	131,307	6,771,569
	Gildan Activewear, Inc. (GIL US)	359,798	18,569,175
	goeasy Ltd.	73,651	8,966,231
*	GoldMoney, Inc.	9,639	56,576
	Great-West Lifeco, Inc.	418,752	13,539,173
	Guardian Capital Group Ltd., Class A	23,906	755,498
*	Haivision Systems, Inc.	38,800	134,820
	Hammond Manufacturing Co. Ltd., Class A	1,600	10,293
		Shares	Value»
CANADA — (Continued)
	Hammond Power Solutions, Inc.	34,395	$2,472,152
	Headwater Exploration, Inc.	869,487	4,002,386
*	Heroux-Devtek, Inc.	155,414	3,439,030
	High Liner Foods, Inc.	90,421	995,449
*	HLS Therapeutics, Inc.	1,000	2,766
	Hudbay Minerals, Inc. (HBM CN)	2,516,716	20,745,350
Ω	Hydro One Ltd.	274,288	8,534,285
#*	i-80 Gold Corp.	413,213	235,984
	iA Financial Corp., Inc.	410,077	37,868,672
*	IAMGOLD Corp. (IAG US)	15,714	98,055
*	IAMGOLD Corp. (IMG CN)	2,715,226	16,889,010
	IGM Financial, Inc.	251,399	8,066,010
#*	Imperial Metals Corp.	164,385	225,084
	Imperial Oil Ltd. (IMO US)	223,225	14,875,714
	Information Services Corp.	31,209	575,928
	Innergex Renewable Energy, Inc.	303,262	1,519,077
#	InPlay Oil Corp.	17,292	20,108
	Intact Financial Corp.	141,040	25,052,104
*	Interfor Corp.	265,657	3,107,420
*	Ivanhoe Mines Ltd., Class A	241,559	2,594,513
Ω	Jamieson Wellness, Inc.	69,440	1,579,105
*	K92 Mining, Inc.	385,674	2,560,811
	K-Bro Linen, Inc.	32,564	827,236
*	Kelt Exploration Ltd.	835,753	3,956,363
	Keyera Corp.	628,640	17,838,176
*	Kinaxis, Inc.	57,594	6,631,028
	Kinross Gold Corp. (K CN)	5,951,051	67,030,450
*	Knight Therapeutics, Inc.	332,704	1,268,229
*	Kolibri Global Energy, Inc.	26,102	195,763
#	KP Tissue, Inc.	37,940	208,581
#	Labrador Iron Ore Royalty Corp.	264,024	5,542,624
*	Laramide Resources Ltd.	26,500	10,940
#*	Largo, Inc. (LGO CN)	59,040	102,371
	Lassonde Industries, Inc., Class A	9,485	1,188,276
#	Laurentian Bank of Canada	186,528	3,593,618
	Leon's Furniture Ltd.	151,048	2,700,125

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	$20,181
#*	Lightspeed Commerce, Inc. (LSPD US)	528,015	7,619,256
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	283,954	11,046,726
	Loblaw Cos. Ltd.	147,370	18,452,765
*	Lucara Diamond Corp.	1,820,013	450,824
	Lundin Gold, Inc.	442,016	10,948,895
	Lundin Mining Corp.	2,957,041	23,357,643
#	Magellan Aerospace Corp.	76,301	506,626
	Magna International, Inc. (MG CN)	308,444	12,228,674
#	Magna International, Inc. (MGA US)	610,423	24,215,480
	Mainstreet Equity Corp.	17,173	2,430,582
*	Major Drilling Group International, Inc.	403,554	2,335,218
*	Mandalay Resources Corp.	42,348	138,989
	Manulife Financial Corp. (MFC CN)	47	1,405
	Manulife Financial Corp. (MFC US)	994,039	29,731,706
	Maple Leaf Foods, Inc.	186,996	2,748,295
	Martinrea International, Inc.	309,790	1,873,640
*	Mattr Corp.	274,180	2,203,476
	Maxim Power Corp.	24,537	100,285
*	MDA Space Ltd.	135,249	2,145,968
	Medical Facilities Corp.	139,805	1,582,408
	MEG Energy Corp.	1,254,914	20,576,324
	Melcor Developments Ltd.	17,176	150,919
	Methanex Corp. (MEOH US)	182,101	9,505,672
#	Methanex Corp. (MX CN)	122,100	6,367,330
	Metro, Inc.	313,098	19,563,377
	Morguard Corp.	9,968	767,962
#	MTY Food Group, Inc.	74,603	2,590,712
#	Mullen Group Ltd.	416,894	4,274,071
#	National Bank of Canada	919,091	81,572,607
	Neo Performance Materials, Inc.	42,009	243,380
*	New Gold, Inc. (NGD CN)	4,727,443	14,279,750
		Shares	Value»
CANADA — (Continued)
*	NFI Group, Inc.	121,143	$1,001,919
	North American Construction Group Ltd. (NOA CN)	84,700	1,608,504
	North American Construction Group Ltd. (NOA US)	36,817	700,259
	North West Co., Inc.	226,559	7,239,412
	Northland Power, Inc.	918,310	10,747,895
	Nutrien Ltd. (NTR CN)	36,595	1,888,742
	Nutrien Ltd. (NTR US)	920,125	47,506,074
*	NuVista Energy Ltd.	977,858	8,753,523
*	Obsidian Energy Ltd. (OBE CN)	86,800	446,736
*	Obsidian Energy Ltd. (OBE US)	132,429	683,334
	OceanaGold Corp.	3,580,178	10,691,143
#	Onex Corp.	271,433	20,818,548
	Open Text Corp. (OTEX CN)	61,986	1,823,732
	Open Text Corp. (OTEX US)	293,399	8,637,667
*††	Orbite Technologies, Inc.	174,500	0
*	Organigram Holdings, Inc. (OGI US)	34,983	52,474
*	Orla Mining Ltd. (ORLA US)	81,263	501,393
#	Osisko Gold Royalties Ltd. (OR CN)	372,904	6,896,934
	Osisko Gold Royalties Ltd. (OR US)	5,600	103,712
*	Paladin Energy Ltd.	204,789	1,113,176
	Pan American Silver Corp. (PAAS CN)	311,644	7,228,488
	Pan American Silver Corp. (PAAS US)	626,997	14,552,598
#	Paramount Resources Ltd., Class A	380,813	7,541,051
	Parex Resources, Inc.	474,519	4,522,027
	Parkland Corp.	561,765	12,504,282
	Pason Systems, Inc.	302,458	2,747,064
*	Payfare, Inc.	5,700	15,335
	Pembina Pipeline Corp. (PBA US)	341,120	12,317,843
	Pet Valu Holdings Ltd.	10,549	185,089
#	Petrus Resources Ltd.	29,921	28,205
#	Peyto Exploration & Development Corp.	877,140	9,469,380
	PHX Energy Services Corp.	175,346	1,105,150
#	Pine Cliff Energy Ltd.	408,078	247,090

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Pizza Pizza Royalty Corp.	132,141	$1,181,982
	Polaris Renewable Energy, Inc.	92,453	816,800
	Pollard Banknote Ltd.	32,696	637,115
	PrairieSky Royalty Ltd.	477,607	8,892,590
*	Precision Drilling Corp. (PD CN)	63,794	3,720,049
*	Precision Drilling Corp. (PDS US)	5,426	316,287
#	Premium Brands Holdings Corp.	119,718	6,473,759
	Primo Brands Corp.	506,094	16,382,263
#	Propel Holdings, Inc.	10,200	270,484
#*	Quarterhill, Inc.	587,981	671,585
	Quebecor, Inc., Class B	511,830	11,361,087
#*	Questerre Energy Corp., Class A	145,025	24,697
	RB Global, Inc. (RBA CN)	6,709	599,879
	RB Global, Inc. (RBA US)	147,125	13,164,745
*	Real Matters, Inc.	4,105	17,060
	Restaurant Brands International, Inc. (QSR CN)	40,764	2,506,396
#	Restaurant Brands International, Inc. (QSR US)	227,084	13,974,749
*	RF Capital Group, Inc.	11,366	82,192
	Richelieu Hardware Ltd.	192,286	5,435,104
	Rogers Communications, Inc. (RCI US), Class B	151,950	4,175,586
#	Rogers Communications, Inc. (RCIB CN), Class B	472,361	12,974,611
	Rogers Sugar, Inc.	356,561	1,410,690
	Royal Bank of Canada (RY CN)	394,930	48,146,487
	Royal Bank of Canada (RY US)	1,198,667	146,153,467
	Russel Metals, Inc.	329,978	9,233,980
	Sandstorm Gold Ltd. (SAND US)	330,200	1,931,670
*	Sangoma Technologies Corp.	20,967	147,729
	Saputo, Inc.	450,239	7,481,523
*	Saturn Oil & Gas, Inc.	14,900	21,632
	Savaria Corp.	104,914	1,357,851
		Shares	Value»
CANADA — (Continued)
*	Seabridge Gold, Inc. (SA US)	135,926	$1,673,249
	Secure Waste Infrastructure Corp.	1,105,344	11,423,447
*	Shopify, Inc. (SHOP US), Class A	119,367	13,942,066
	Sienna Senior Living, Inc.	209,716	2,255,383
*	SilverCrest Metals, Inc. (SIL CN)	7,684	80,522
*	SilverCrest Metals, Inc. (SILV US)	490,221	5,147,320
*	SNDL, Inc.	107,315	186,728
	Softchoice Corp.	1,500	25,101
*	Source Energy Services Ltd.	8,200	76,451
	South Bow Corp.	295,212	7,055,572
*	Spartan Delta Corp.	43,473	113,667
Ω	Spin Master Corp.	88,961	1,883,462
	Sprott, Inc. (SII CN)	29,477	1,280,021
	Sprott, Inc. (SII US)	10,961	477,571
*	SSR Mining, Inc. (SSRM CN)	672,353	5,384,933
*	SSR Mining, Inc. (SSRM US)	6,434	51,665
	Stantec, Inc. (STN CN)	139,694	10,810,461
	Stantec, Inc. (STN US)	71,176	5,511,158
	Stella-Jones, Inc.	249,792	12,053,472
*Ω	STEP Energy Services Ltd.	43,194	131,661
#	StorageVault Canada, Inc.	532,906	1,338,361
	Strathcona Resources Ltd.	4,454	85,534
	Sun Life Financial, Inc. (SLF CN)	269,659	15,550,363
#	Sun Life Financial, Inc. (SLF US)	607,650	35,031,022
	Suncor Energy, Inc. (SU CN)	8	317
	Suncor Energy, Inc. (SU US)	2,627,914	98,704,450
#*	SunOpta, Inc. (SOY CN)	83,538	614,457
#*	SunOpta, Inc. (STKL US)	6,269	45,952
	Superior Plus Corp.	679,883	2,816,180
	Supremex, Inc.	20,200	50,175
#	Surge Energy, Inc.	314,489	1,172,827
	Sylogist Ltd.	15,100	109,924
*	Taiga Building Products Ltd.	19,400	51,392
	Tamarack Valley Energy Ltd.	1,815,047	5,507,522

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Taseko Mines Ltd. (TGB US)	110,319	$205,193
*	Taseko Mines Ltd. (TKO CN)	849,603	1,584,219
	TC Energy Corp. (TRP US)	1,476,061	66,496,548
	Teck Resources Ltd. (TECK US), Class B	831,559	33,994,132
	Teck Resources Ltd. (TECK/A CN), Class A	4,800	198,361
	Teck Resources Ltd. (TECKB CN), Class B	70	2,860
	TELUS Corp.	281,803	4,087,389
*	Tenaz Energy Corp.	7,000	66,901
	TerraVest Industries, Inc.	22,464	2,056,669
	TFI International, Inc. (TFII CN)	149,590	19,714,775
	TFI International, Inc. (TFII US)	4,016	529,349
	Thomson Reuters Corp. (TRI CN)	25,396	4,267,702
	Thomson Reuters Corp. (TRI US)	40,184	6,760,958
#*	Tidewater Midstream & Infrastructure Ltd.	303,630	41,783
	Timbercreek Financial Corp.	233,537	1,111,966
	TMX Group Ltd.	289,953	8,973,809
#	Topaz Energy Corp.	279,553	4,818,387
*	Torex Gold Resources, Inc.	376,556	7,987,905
	Toromont Industries Ltd.	237,426	18,932,328
	Toronto-Dominion Bank (TD CN)	607,466	34,654,423
	Toronto-Dominion Bank (TD US)	744,456	42,486,104
	Total Energy Services, Inc.	182,689	1,405,346
	Tourmaline Oil Corp.	1,231,740	56,114,145
#	TransAlta Corp.	390,820	4,486,614
	TransAlta Corp.	701,890	8,070,033
#*	Transat AT, Inc.	39,718	49,465
	Transcontinental, Inc., Class A	355,104	4,466,440
*††	Trevali Mining Corp.	258,153	0
	Trican Well Service Ltd.	1,376,313	4,375,109
	Triple Flag Precious Metals Corp. (TFPM CN)	2,987	47,764
		Shares	Value»
CANADA — (Continued)
	Triple Flag Precious Metals Corp. (TFPM US)	86,915	$1,393,241
*	Trisura Group Ltd. (TRRSF US)	231	5,298
*	Trisura Group Ltd. (TSU CN)	90,225	2,056,731
*	Valeura Energy, Inc.	5,100	24,774
	Vecima Networks, Inc.	4,100	39,213
	Veren, Inc. (VRN CN)	2,034,603	10,247,562
	Veren, Inc. (VRN US)	566,872	2,851,365
#	Vermilion Energy, Inc. (VET CN)	177,120	1,631,840
	Vermilion Energy, Inc. (VET US)	550,511	5,075,711
	VersaBank (VBNK CN)	21,290	291,367
	VersaBank (VBNK US)	3,669	50,779
*	VerticalScope Holdings, Inc.	20,489	173,121
*††	Victoria Gold Corp./Vancouver	1,949	483
*	Viemed Healthcare, Inc.	100,781	825,396
	Wajax Corp.	110,951	1,587,904
	Waste Connections, Inc. (WCN CN)	29,311	5,385,841
	Waste Connections, Inc. (WCN US)	78,536	14,432,646
*	Well Health Technologies Corp.	214,073	873,467
*	Wesdome Gold Mines Ltd.	623,055	6,156,170
	West Fraser Timber Co. Ltd. (WFG CN)	190,292	16,498,908
#	West Fraser Timber Co. Ltd. (WFG US)	19,314	1,676,074
*	Western Forest Products, Inc.	1,447,651	398,431
	Westshore Terminals Investment Corp.	126,556	2,035,903
	Wheaton Precious Metals Corp. (WPM CN)	52	3,244
	Wheaton Precious Metals Corp. (WPM US)	179,106	11,188,752
#	Whitecap Resources, Inc.	2,695,957	17,752,305
#*	WildBrain Ltd.	386,389	417,402
	Winpak Ltd.	108,456	3,226,778
	WSP Global, Inc.	133,461	22,648,011
*	Yangarra Resources Ltd.	278,894	197,654

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Yellow Pages Ltd.	49,061	$382,806
TOTAL CANADA			3,422,929,861
CHINA — (0.0%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	2,627,562	15,078,176
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	1,815,000	98,449
	SIIC Environment Holdings Ltd. (SIIC SP)	1,928,180	215,986
TOTAL CHINA			15,392,611
DENMARK — (2.7%)
*	ALK-Abello AS	525,386	11,830,590
	Alm Brand AS	4,542,002	9,464,392
	Ambu AS, Class B	745,983	13,885,826
	AP Moller - Maersk AS (MAERSKA DC), Class A	3,745	5,419,557
#	AP Moller - Maersk AS (MAERSKB DC), Class B	4,881	7,208,640
*	Bang & Olufsen AS	533,253	940,992
*	Bavarian Nordic AS	352,376	9,642,532
	Carlsberg AS, Class B	259,060	27,134,229
	cBrain AS	18,561	498,851
	Chemometec AS	42,122	3,262,608
	Coloplast AS, Class B	158,557	18,260,619
	Columbus AS	314,193	568,356
	D/S Norden AS	100,294	2,851,569
	Danske Bank AS	1,144,970	34,186,037
*	Demant AS	336,454	13,508,181
#	Dfds AS	112,604	1,673,631
#	Djurslands Bank AS	1,040	93,880
	DSV AS	214,644	42,760,179
	FLSmidth & Co. AS	246,550	12,798,567
#	Fluegger Group AS	350	16,391
	Foroya Banki P	2,818	67,540
*	Genmab AS (GMAB DC)	86,966	17,093,773
*	GN Store Nord AS	601,039	12,309,255
	GronlandsBANKEN AS	33	3,326
	H Lundbeck AS (HLUNA DC), Class A	164,384	820,821
	H Lundbeck AS (HLUNB DC)	1,283,159	7,852,101
#*	H&H International AS, Class B	75,228	790,055
		Shares	Value»
DENMARK — (Continued)
#	Harboes Bryggeri AS, Class B	2,462	$48,985
*	Huscompagniet AS	3,907	31,054
#	ISS AS	745,793	14,094,696
	Jeudan AS	19,857	553,973
	Jyske Bank AS	247,254	17,882,630
	Matas AS	204,660	3,930,850
*	MT Hoejgaard Holding AS	725	28,472
*Ω	Netcompany Group AS	197,795	8,048,048
*	Nilfisk Holding AS	60,785	952,845
*	NKT AS	286,799	19,172,501
#*Ω	NNIT AS	36,488	472,795
	North Media AS	26,060	177,364
	Novo Nordisk AS (NOVOB DC), Class B	1,773,052	149,689,211
#	Novo Nordisk AS (NVO US), Sponsored ADR	928,818	78,438,680
	Novonesis (Novozymes) B	763,750	43,788,101
*	NTG Nordic Transport Group AS	19,888	656,912
#*Ω	Orsted AS	147,750	5,697,319
	Pandora AS	436,522	83,514,615
#	Parken Sport & Entertainment AS	10,398	194,750
	Per Aarsleff Holding AS	98,509	6,340,822
	Ringkjoebing Landbobank AS	146,741	23,934,649
	Rockwool AS (ROCKA DC), Class A	7,901	2,802,801
	Rockwool AS (ROCKB DC), Class B	50,207	17,779,059
	Royal Unibrew AS	238,392	16,479,183
#*	RTX AS	28,702	262,092
Ω	Scandinavian Tobacco Group AS	257,856	3,710,440
	Schouw & Co. AS	69,765	5,419,527
	Solar AS, Class B	21,517	904,291
	SP Group AS	11,063	467,738
	Spar Nord Bank AS	426,959	12,333,230
	Sparekassen Sjaelland-Fyn AS	10,605	386,892
*	Svitzer Group AS	14,548	428,053
	Sydbank AS	333,715	17,717,144
*	TCM Group AS	8,463	82,350
	Tivoli AS	1,741	152,707
	TORM PLC, Class A	198,795	3,957,426
	Tryg AS	817,510	16,561,564
	UIE PLC	43,770	1,895,702
*	Vestas Wind Systems AS	980,605	13,487,860

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Zealand Pharma AS	126,535	$12,858,024
TOTAL DENMARK			840,277,853
FINLAND — (1.6%)
	Aktia Bank OYJ	215,201	2,182,223
#	Alandsbanken Abp, Class B	1,250	48,508
#*	Alisa Pankki OYJ	1,367	26,729
	Alma Media OYJ	67,280	792,410
#	Anora Group OYJ	47,645	137,582
	Apetit OYJ	3,389	49,423
	Aspo OYJ	32,663	167,246
	Atria OYJ	77,416	945,867
	Bittium OYJ	77,079	536,286
	Cargotec OYJ, Class B	197,332	9,812,787
	Citycon OYJ	189,047	669,374
	Digia OYJ	28,994	200,096
	Elisa OYJ	473,046	20,361,899
Ω	Enento Group OYJ	27,350	494,534
	eQ OYJ	7,039	86,248
	Evli OYJ, Class B	1,367	26,823
#*	Finnair OYJ	572,020	1,474,234
	Fiskars OYJ Abp	96,244	1,533,982
#	Fortum OYJ	1,547,773	22,488,370
	F-Secure OYJ	276,617	535,411
	Glaston OYJ Abp	11,415	9,831
	Gofore OYJ	7,011	157,063
	Harvia OYJ	50,346	2,477,518
*	HKFoods OYJ	213,312	228,897
	Huhtamaki OYJ	460,971	17,020,134
	Ilkka OYJ	29,672	101,032
*	Incap OYJ	30,277	351,467
*	Kalmar OYJ, Class B	197,492	6,639,464
#	Kamux Corp.	41,665	123,947
	Kemira OYJ	573,091	12,641,569
	Kesko OYJ (KESKOA FH), Class A	179,939	3,391,230
	Kesko OYJ (KESKOB FH), Class B	1,296,571	24,870,083
*	Kojamo OYJ	364,883	3,790,863
	Kone OYJ, Class B	443,209	22,940,912
	Konecranes OYJ	370,966	22,317,006
#	Lassila & Tikanoja OYJ	141,253	1,268,645
*	Lindex Group OYJ	140,031	402,450
	Mandatum OYJ	599,197	2,961,961
	Marimekko OYJ	111,933	1,489,871
	Metsa Board OYJ (METSB FH), Class B	556,623	2,782,913
	Metso OYJ	2,113,150	20,974,535
#	Neste OYJ	483,805	6,130,430
#	Nokia OYJ (NOK US), Sponsored ADR	2,495,826	11,480,800
	Nokia OYJ (NOKIA FH)	3,375,434	15,916,674
		Shares	Value»
FINLAND — (Continued)
	Nokia OYJ (NOKIA FP)	1,186,596	$5,568,811
#	Nokian Renkaat OYJ	588,896	4,901,098
	Nordea Bank Abp (NDA FH)	3,434,642	40,851,812
	Nordea Bank Abp (NDA SS)	2,414,342	28,748,466
	Olvi OYJ, Class A	48,514	1,536,848
#	Oma Saastopankki OYJ	24,666	285,634
#*	Optomed OYJ	11,306	51,838
	Oriola OYJ (OKDBV FH), Class B	645,015	628,368
	Orion OYJ (ORNAV FH), Class A	20,499	1,098,457
	Orion OYJ (ORNBV FH), Class B	440,437	23,901,801
#	Outokumpu OYJ	1,421,995	4,550,504
	Pihlajalinna OYJ	42,037	466,015
	Ponsse OYJ	47,190	1,012,712
	Puuilo OYJ	163,834	1,736,771
*	QT Group OYJ	74,730	6,123,544
	Raisio OYJ, Class V	384,238	903,587
*	Rapala VMC OYJ	25,862	49,858
*	Remedy Entertainment OYJ	2,352	32,324
	Revenio Group OYJ	60,079	1,929,397
*	Sampo OYJ, Class A	612,089	25,279,312
	Sanoma OYJ	426,907	3,685,498
	Scanfil OYJ	18,778	159,594
	Stora Enso OYJ, Class R	1,723,813	19,091,674
	Suominen OYJ	10,369	25,152
	Taaleri PLC	19,235	158,953
#	Talenom OYJ	21,268	76,709
#*	Teleste OYJ	20,343	58,031
Ω	Terveystalo OYJ	281,679	3,427,555
	TietoEVRY OYJ	376,214	7,252,574
	Tokmanni Group Corp.	156,541	2,268,282
	UPM-Kymmene OYJ	749,346	22,098,134
	Vaisala OYJ, Class A	60,863	3,360,954
#	Valmet OYJ	585,054	15,951,018
	Wartsila OYJ Abp	953,765	18,016,795
#*	WithSecure OYJ	88,143	72,904
*	YIT OYJ	620,725	1,630,569
TOTAL FINLAND			490,030,880
FRANCE — (7.5%)
*	74Software SA	38,165	1,075,817
#	ABC arbitrage	82,766	437,538
	Accor SA	436,148	22,422,240
	Aeroports de Paris SA	102,660	11,698,300
	Air Liquide SA	186,338	32,549,861
	Airbus SE	335,774	58,079,306
	AKWEL SADIR	51,264	427,245
*	Alstom SA	1,086,863	21,512,154

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Altamir	46,348	$1,123,209
	Alten SA	108,218	9,954,388
Ω	Amundi SA	161,801	11,390,109
	Arkema SA	270,308	21,543,488
#	Assystem SA	31,540	1,266,226
	Aubay	27,927	1,344,951
	AXA SA	929,826	35,274,951
Ω	Ayvens SA	40,618	299,247
#*	Bastide le Confort Medical	13,234	309,217
#	Beneteau SACA	151,602	1,445,266
*	Bigben Interactive	22,635	30,295
	BioMerieux	60,838	7,383,916
	BNP Paribas SA	765,928	52,320,287
	Boiron SA	27,994	767,693
	Bollore SE	1,432,186	8,461,353
#	Bonduelle SCA	58,581	371,796
*††	Bourbon Corp. SA	56,660	0
	Bouygues SA	801,598	25,479,896
	Bureau Veritas SA	789,401	24,670,079
*	Canal & SA	1,944,279	4,429,680
	Capgemini SE	170,259	30,938,840
	Carrefour SA	2,086,617	29,728,837
#	Catana Group	91,952	516,160
	CBo Territoria	2,301	8,746
*	Cegedim SA	36,781	478,216
	Cie de Saint-Gobain SA	738,817	69,281,381
	Cie des Alpes	102,140	1,734,448
	Cie Generale des Etablissements Michelin SCA	2,060,119	71,644,768
#*	Claranova SE	40,921	60,036
#*	Clariane SE	884,784	1,985,179
	Coface SA	661,633	10,668,675
	Credit Agricole SA	892,367	13,434,040
	Danone SA	658,692	46,138,040
	Dassault Aviation SA	26,133	5,896,983
	Dassault Systemes SE	107,422	4,193,950
	Derichebourg SA	587,211	3,273,503
	Edenred SE	326,889	11,277,743
	Eiffage SA	402,573	35,964,618
#*	Ekinops SAS	16,325	54,579
	Electricite de Strasbourg SA	1,257	164,685
*Ω	Elior Group SA	555,988	1,504,819
	Elis SA	1,003,894	20,551,631
	Engie SA	3,382,163	55,832,348
#	Equasens	10,557	412,440
#	Eramet SA	38,470	2,147,670
	EssilorLuxottica SA	103,853	28,503,354
	Esso SA Francaise	12,668	1,467,279
	Etablissements Maurel et Prom SA	364,634	2,335,222
	Eurazeo SE	158,681	13,099,619
#*	Euroapi SA	18,789	62,881
	Eurofins Scientific SE	413,234	22,170,079
Ω	Euronext NV	202,561	23,526,872
		Shares	Value»
FRANCE — (Continued)
#*	Eutelsat Communications SACA	890,493	$1,596,583
	Exclusive Networks SA	20,720	406,157
	Exel Industries SA, Class A	6,839	315,128
	Fnac Darty SA (0QSH LI)	12,150	368,771
	Fnac Darty SA (FNAC FP)	49,601	1,515,924
	Forvia SE (1EO IM)	64,858	683,205
	Forvia SE (FRVIA FP)	466,781	4,899,039
*	Gaumont SA	768	64,662
	Gaztransport Et Technigaz SA	149,223	22,795,411
	GEA	181	16,779
	Getlink SE	995,847	15,930,896
	GL Events SACA	43,779	863,278
	Groupe Crit SA	22,390	1,332,899
	Groupe SFPI	7,834	15,621
#	Guerbet	29,169	826,383
*	Guillemot Corp.	18,369	119,764
*	Haulotte Group SA	27,104	77,625
	Hermes International SCA	23,367	65,723,406
*	ID Logistics Group SACA	13,312	5,568,224
	Imerys SA	161,118	4,440,807
#	Infotel SA	2,750	106,556
	Interparfums SA	32,474	1,480,032
	Ipsen SA	133,207	16,443,268
	IPSOS SA	201,457	9,532,719
#	Jacquet Metals SACA	62,057	1,052,164
*	JCDecaux SE	262,483	4,395,261
	Kaufman & Broad SA	71,601	2,463,487
	Kering SA	75,210	19,689,096
#*	La Francaise De L'energie SACA	603	14,508
Ω	La Francaise des Jeux SACA	353,503	13,432,313
	Laurent-Perrier	7,300	794,547
	Lectra	39,422	1,097,702
	Legrand SA	210,812	21,492,880
	Linedata Services	3,879	325,735
	LISI SA	40,903	1,163,538
	LNA Sante SA	27,399	625,649
	L'Oreal SA	121,996	45,264,442
*	Louis Hachette Group	1,944,279	2,600,311
*	Lumibird	1,775	14,175
	LVMH Moet Hennessy Louis Vuitton SE	247,349	180,912,129
#Ω	Maisons du Monde SA	124,765	531,031
	Manitou BF SA	37,916	851,458
	Mersen SA	105,917	2,392,993

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Metropole Television SA	125,572	$1,615,266
#*	Nacon SA	1,448	854
Ω	Neoen SA	154,430	6,371,805
	Nexans SA	106,976	10,438,198
*	Nexity SA	161,114	2,158,122
	NRJ Group	87,380	628,171
	Oeneo SA	138,265	1,337,508
	Opmobility	280,234	3,171,193
	Orange SA (ORA FP)	6,978,148	75,046,523
	Pernod Ricard SA	77,494	8,850,532
*	Pierre Et Vacances SA	311,118	517,001
	Pluxee NV	95,284	2,212,844
	Publicis Groupe SA (PUB FP)	440,260	46,822,492
	Publicis Groupe SA (PUBGY US), ADR	28,265	749,023
	Quadient SA	138,101	2,613,094
*††	Recylex SA	65,252	0
	Renault SA	492,514	25,284,549
	Rexel SA	1,166,393	30,878,958
	Robertet SA	1,432	1,265,000
	Rubis SCA	227,033	5,933,782
	Safran SA	250,617	62,127,019
	Samse SACA	989	146,012
	Sanofi SA (SAN FP)	552,673	60,065,628
	Sanofi SA (SNY US), ADR	68,537	3,724,301
	Sartorius Stedim Biotech	9,917	2,286,650
	Savencia SA	22,006	1,138,403
	Schneider Electric SE (0NWV LI)	19,869	5,035,063
	Schneider Electric SE (SU FP)	154,363	39,150,261
	SCOR SE	589,300	15,055,473
	SEB SA	107,631	10,240,014
	Seche Environnement SACA	12,569	1,114,520
	SES SA	1,846,294	5,998,517
#*Ω	SMCP SA	170,220	561,685
	Societe BIC SA	114,721	7,563,938
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	81,094
	Societe Generale SA	1,071,889	34,697,085
	Societe LDC SADIR	5,087	341,841
	Sodexo SA	200,574	14,840,267
	Sodexo, Inc.	8,908	657,971
*	SOITEC	43,863	3,823,593
	Sopra Steria Group	71,040	13,207,099
	SPIE SA	537,963	17,928,923
	Stef SA	22,312	3,096,838
	STMicroelectronics NV (STM FP)	876,681	19,585,885
		Shares	Value»
FRANCE — (Continued)
	STMicroelectronics NV (STM US)	463,269	$10,400,389
	Sword Group	29,591	1,079,820
*	Synergie SE	44,505	1,296,084
	Technip Energies NV	618,619	17,525,592
	Teleperformance SE	196,899	18,437,961
	Television Francaise 1 SA	209,304	1,650,450
	TFF Group	795	22,478
	Thales SA	142,400	23,051,029
	Thermador Groupe	13,170	971,274
	Tikehau Capital SCA	25,541	573,034
	TotalEnergies SE (TTE FP)	4,093,590	237,150,469
#	TotalEnergies SE (TTE US), Sponsored ADR	215,223	12,489,391
	Trigano SA	43,525	5,964,612
*	Ubisoft Entertainment SA	368,613	4,253,189
	Valeo SE	740,417	8,253,324
*	Vallourec SACA	802,756	15,247,902
	Veolia Environnement SA (VIE FP)	620,139	17,694,971
Ω	Verallia SA	294,207	9,055,707
	Vetoquinol SA	2,379	174,836
	Vicat SACA	89,628	3,738,005
	VIEL & Cie SA	80,059	1,010,626
	Vinci SA	701,249	75,884,172
	Virbac SACA	13,467	4,520,595
*	Viridien	28,021	1,616,035
	Vivendi SE	1,944,278	5,495,484
#*	Voltalia SA	51,820	382,916
	Vranken-Pommery Monopole SA	9,140	121,803
#	Wavestone	26,350	1,338,669
*Ω	Worldline SA	414,872	3,671,349
*Ω	X-Fab Silicon Foundries SE	220,636	1,137,452
TOTAL FRANCE			2,351,935,318
GERMANY — (7.1%)
	1&1 AG	177,566	2,245,216
	7C Solarparken AG	207,839	412,428
#*	About You Holding SE	17,742	121,507
#	Adesso SE	9,670	959,619
	adidas AG	175,489	46,269,409
	Adtran Networks SE	25,248	525,801
	All for One Group SE	6,241	402,267
	Allgeier SE	19,044	302,940
	Allianz SE (ALIZY US), ADR	50,320	1,629,865
	Allianz SE (ALV GR)	195,310	63,684,022
	AlzChem Group AG	3,431	228,513
	Amadeus Fire AG	17,147	1,400,080
*	Aroundtown SA	2,165,274	6,425,074
	Atoss Software SE	32,850	3,921,542

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Aumann AG	4,179	$47,903
	Aurubis AG	152,294	11,951,103
*Ω	Auto1 Group SE	13,573	262,321
	BASF SE	2,341,169	112,792,156
*	Basler AG	13,664	115,221
	Bayer AG	2,148,242	48,070,417
	Bayerische Motoren Werke AG	582,272	47,286,073
#*	BayWa AG (BYW6 GR)	64,660	605,479
#	Bechtle AG	350,338	11,758,683
Ω	Befesa SA	102,654	2,226,016
#	Beiersdorf AG	41,531	5,555,767
	Bertrandt AG	26,000	541,350
	Bijou Brigitte AG	18,904	739,380
	Bilfinger SE	112,125	5,767,161
#	Borussia Dortmund GmbH & Co. KGaA	385,955	1,307,205
#*	BRANICKS Group AG	114,046	296,806
#	Brenntag SE	488,802	30,755,403
	CANCOM SE (COK GR)	33,366	876,163
	Carl Zeiss Meditec AG	23,186	1,412,471
*	Ceconomy AG	727,155	2,247,921
	CENIT AG	29,348	259,382
	Cewe Stiftung & Co. KGaA	34,614	3,663,948
	Commerzbank AG	1,576,057	30,432,159
#*	CompuGroup Medical SE & Co. KGaA	101,645	2,325,097
	Continental AG	403,333	28,666,136
*	Covestro AG	516,166	31,753,418
	CTS Eventim AG & Co. KGaA	211,308	20,604,929
	Daimler Truck Holding AG	1,631,746	71,857,913
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	72,333
	Dermapharm Holding SE	75,933	3,123,020
#	Deutsche Bank AG (DB US)	1,265,286	24,711,036
	Deutsche Bank AG (DBK GR)	1,854,208	36,292,105
	Deutsche Beteiligungs AG	61,661	1,529,853
	Deutsche Boerse AG	281,109	69,444,539
	Deutsche EuroShop AG	17,860	352,350
#	Deutsche Lufthansa AG	1,409,207	9,141,194
		Shares	Value»
GERMANY — (Continued)
#*Ω	Deutsche Pfandbriefbank AG	630,955	$3,580,935
	Deutsche Post AG	1,962,999	70,673,483
	Deutsche Telekom AG (DTE GR)	6,058,727	203,263,990
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	7,726	258,744
	Deutsche Wohnen SE	66,493	1,663,753
	Deutz AG	225,216	1,089,423
*	Dr. Hoenle AG	15,398	138,835
	Draegerwerk AG & Co. KGaA	14,733	719,271
	Duerr AG	190,743	4,698,176
Ω	DWS Group GmbH & Co. KGaA	112,511	5,552,612
	E.ON SE	4,164,426	49,326,848
	Eckert & Ziegler SE	36,307	2,050,667
	EDAG Engineering Group AG	20,949	143,719
	Elmos Semiconductor SE	32,846	2,411,148
	ElringKlinger AG	117,463	574,726
	Energiekontor AG	27,170	1,253,211
	Evonik Industries AG	911,668	17,119,181
#*	Evotec SE	292,776	2,619,195
	Fabasoft AG	4,612	82,811
	Fielmann Group AG	103,613	4,705,684
	flatexDEGIRO AG	300,341	5,088,384
#*	Fraport AG Frankfurt Airport Services Worldwide	160,050	9,534,235
	Freenet AG	753,145	23,236,338
	Fresenius Medical Care AG (FME GR)	544,294	27,037,692
	Fresenius Medical Care AG (FMS US), ADR	1,074	26,710
*	Fresenius SE & Co. KGaA	703,880	26,934,331
	Friedrich Vorwerk Group SE	10,661	392,705
	FUCHS SE	127,236	4,339,607
	GEA Group AG	629,633	33,230,209
	Gerresheimer AG	145,559	10,194,996
	Gesco SE	29,514	402,968
#	GFT Technologies SE	80,626	1,894,217
*	Grand City Properties SA	208,070	2,402,585
#	Grenke AG	74,412	1,293,551
	H&R GmbH & Co. KGaA	71,325	278,257
	Hannover Rueck SE	63,173	16,645,378
#Ω	Hapag-Lloyd AG	49,332	7,107,950
	Hawesko Holding SE	1,974	48,815
	Heidelberg Materials AG	338,572	47,642,494

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Heidelberger Druckmaschinen AG	1,089,340	$1,370,164
	Hella GmbH & Co. KGaA	38,064	3,548,042
#*	HelloFresh SE	505,480	5,561,614
	Henkel AG & Co. KGaA	139,179	10,751,201
#	Hensoldt AG	231,630	9,313,141
	HOCHTIEF AG	84,900	12,287,881
	Hornbach Holding AG & Co. KGaA	44,857	3,440,309
	HUGO BOSS AG	172,645	8,088,081
	Indus Holding AG	49,401	1,056,542
	Infineon Technologies AG (IFNNY US), ADR	184,129	6,030,225
	Infineon Technologies AG (IFX GR)	1,775,601	58,379,095
	Init Innovation in Traffic Systems SE	12,825	493,217
Ω	Instone Real Estate Group SE	115,129	991,727
	IVU Traffic Technologies AG	28,696	465,857
	Jenoptik AG	211,262	4,737,901
Ω	JOST Werke SE	32,847	1,580,489
	K&S AG	346,291	4,808,581
	KION Group AG	359,666	13,355,921
	Kloeckner & Co. SE	20,637	104,963
#	Knaus Tabbert AG	9,810	154,150
	Knorr-Bremse AG	212,851	16,823,649
#*	Koenig & Bauer AG	67,745	1,149,704
#	Kontron AG	168,742	3,432,581
	Krones AG	57,689	7,871,864
	KSB SE & Co. KGaA	267	184,935
	KWS Saat SE & Co. KGaA	35,313	2,221,483
	Lanxess AG	408,612	11,096,933
	LEG Immobilien SE	188,708	15,551,054
	Leifheit AG	30,103	502,830
#*	LPKF Laser & Electronics SE	13,810	120,476
*	Mediclin AG	12,692	39,568
*	Medios AG	43,616	561,000
	Mercedes-Benz Group AG	1,479,813	90,032,027
	Merck KGaA	26,178	3,951,634
	METRO AG	627,445	2,507,721
	MLP SE	323,179	2,342,349
	MTU Aero Engines AG	20,438	6,981,886
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	168,661	91,419,700
#	Mutares SE & Co. KGaA	52,436	1,449,751
#*	Nagarro SE	31,247	2,737,011
		Shares	Value»
GERMANY — (Continued)
	Nemetschek SE	195,375	$23,343,614
*	Nexus AG	25,495	1,824,948
#*	Nordex SE	327,084	3,776,139
	Norma Group SE	152,250	2,612,003
#	Patrizia SE	194,013	1,620,443
*	Pentixapharm Holding AG	36,307	112,732
	Pfeiffer Vacuum Technology AG	18,422	2,963,220
#	PNE AG	79,925	1,005,729
	ProCredit Holding AG	23,562	215,049
	ProSiebenSat.1 Media SE	634,547	3,645,729
#*	PSI Software SE	5,829	135,443
	Puma SE (PUM GR)	327,064	10,263,336
#*	PVA TePla AG	67,791	971,404
	PWO AG	5,972	179,243
*	q.beyond AG	684,149	513,094
	Qiagen NV	189,676	8,434,995
*	R Stahl AG	4,599	81,793
	Rational AG	13,027	11,576,150
	Rheinmetall AG	84,035	65,701,433
#	RTL Group SA	135,576	4,142,932
	RWE AG	868,514	26,914,163
	SAF-Holland SE	82,602	1,416,638
#	Salzgitter AG	108,896	2,009,990
	SAP SE (SAP GR)	198,124	54,597,849
#	Secunet Security Networks AG	4,059	533,982
*	SFC Energy AG	2,564	45,082
*	SGL Carbon SE	174,965	684,904
	Siemens AG (SIE GR)	283,199	60,711,086
	Siemens AG (SIEGY US), Sponsored ADR	16,696	1,783,926
*	Siemens Energy AG	592,352	35,243,338
Ω	Siemens Healthineers AG	159,033	9,026,102
	Siltronic AG	74,257	3,395,482
	Sixt SE	38,792	3,150,283
#	SMA Solar Technology AG	30,939	432,572
*	SNP Schneider-Neureither & Partner SE	243	16,934
	Stabilus SE	105,184	3,474,942
	STRATEC SE	8,076	295,633
	Stroeer SE & Co. KGaA	137,619	8,134,155
	Suedzucker AG	307,479	3,383,556
*	Surteco Group SE	34,391	779,545
	SUSS MicroTec SE	61,566	2,749,369
	Symrise AG	254,511	26,060,408
*	TAG Immobilien AG	628,263	9,336,908
	Takkt AG	103,371	874,599
*	Talanx AG	205,455	17,451,508
*Ω	TeamViewer SE	376,817	4,462,526

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Technotrans SE	35,958	$651,789
	thyssenkrupp AG	1,888,202	9,357,151
*	TUI AG	1,624,991	13,746,335
#	United Internet AG	398,036	6,675,364
#	Verbio SE	36,978	351,500
	Volkswagen AG	73,488	7,695,816
	Vonovia SE	698,256	21,361,891
	Vossloh AG	42,621	2,094,431
#	Wacker Chemie AG	56,488	3,871,104
	Wacker Neuson SE	105,064	1,781,815
#	Washtec AG	52,755	2,183,717
*	Westwing Group SE	10,903	87,618
	Wuestenrot & Wuerttembergische AG	111,263	1,421,418
*Ω	Zalando SE	189,769	7,072,299
	Zeal Network SE	20,957	986,090
TOTAL GERMANY			2,243,951,032
HONG KONG — (1.5%)
*	Aceso Life Science Group Ltd.	1,422,900	8,840
*	Acme International Holdings Ltd.	352,500	76,971
	Aeon Credit Service Asia Co. Ltd.	28,000	20,824
	AIA Group Ltd.	9,272,600	65,187,712
*	Aidigong Maternal & Child Health Ltd.	67,466	12,602
*	Allied Group Ltd.	1,676,000	306,227
	Analogue Holdings Ltd.	34,000	3,667
*	AOM International Group Co. Ltd.	60,000	9,760
	APAC Resources Ltd.	361,197	43,675
*	Apollo Future Mobility Group Ltd.	66,400	4,600
	Asia Financial Holdings Ltd.	400,000	194,954
*	Asia Standard International Group Ltd.	2,185,561	105,883
	ASMPT Ltd.	482,800	4,458,312
	Associated International Hotels Ltd.	79,000	50,079
	Bank of East Asia Ltd.	3,642,555	4,611,640
	BOC Hong Kong Holdings Ltd.	3,312,000	10,766,428
	Bright Smart Securities & Commodities Group Ltd.	3,018,000	920,218
Ω	Budweiser Brewing Co. APAC Ltd.	1,864,300	1,706,799
		Shares	Value»
HONG KONG — (Continued)
	Build King Holdings Ltd.	870,000	$103,026
	Cafe de Coral Holdings Ltd.	1,602,000	1,559,510
#	Cathay Pacific Airways Ltd.	6,407,180	8,650,688
*	Century City International Holdings Ltd.	980,000	16,010
	Chen Hsong Holdings	408,000	71,173
	Cheuk Nang Holdings Ltd.	124,488	26,861
	Chevalier International Holdings Ltd.	130,276	66,883
*	Chi Kan Holdings Ltd.	88,000	26,164
*	China Energy Development Holdings Ltd.	33,840,000	254,398
	China Motor Bus Co. Ltd.	6,800	43,947
*	China Star Entertainment Ltd.	8,376,000	446,185
*	Chinese Estates Holdings Ltd.	1,984,000	298,585
	Chow Sang Sang Holdings International Ltd.	1,658,000	1,405,396
*	Chuang's China Investments Ltd.	6,484,219	76,486
*	Chuang's Consortium International Ltd.	4,671,553	203,357
	CITIC Telecom International Holdings Ltd.	8,815,000	2,482,484
	CK Asset Holdings Ltd.	2,380,124	9,945,168
	CK Hutchison Holdings Ltd.	2,034,408	10,244,648
	CK Infrastructure Holdings Ltd.	451,545	3,074,946
*	CK Life Sciences International Holdings, Inc.	7,186,000	481,388
	CLP Holdings Ltd.	920,500	7,653,572
*	C-Mer Medical Holdings Ltd.	1,490,000	370,808
	CN Logistics International Holdings Ltd.	88,000	38,788
*	CNT Group Ltd.	814,000	24,862
#††	Convoy, Inc.	23,823,171	95,698
*	Cowell e Holdings, Inc.	388,000	1,281,184
Ω	Crystal International Group Ltd.	941,500	559,507
*	CSC Holdings Ltd.	98,610,000	353,214
*	CSI Properties Ltd.	29,024,200	316,618

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CTF Services Ltd.	5,542,221	$5,221,388
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	1,987,702	2,030,406
	Dah Sing Financial Holdings Ltd.	870,044	3,105,919
	Dickson Concepts International Ltd.	427,000	269,692
	Dream International Ltd.	24,000	16,577
	Dynamic Holdings Ltd.	42,000	54,112
	Eagle Nice International Holdings Ltd.	1,394,000	731,805
#	EC Healthcare	1,855,000	143,297
††	EcoGreen International Group Ltd.	468,240	21,411
	Emperor International Holdings Ltd.	6,684,416	174,876
	Emperor Watch & Jewellery Ltd.	18,200,000	399,606
*	Energy International Investments Holdings Ltd.	436,000	21,756
*	ENM Holdings Ltd.	4,992,000	168,402
*	Esprit Holdings Ltd.	11,430,969	183,212
Ω	ESR Group Ltd.	3,591,152	5,527,387
*	Eternity Investment Ltd.	520,000	3,728
	EuroEyes International Eye Clinic Ltd.	73,000	30,748
	Fairwood Holdings Ltd.	313,000	239,030
	Far East Consortium International Ltd.	6,698,465	756,871
*	Far East Hotels & Entertainment Ltd.	322,000	19,856
	First Pacific Co. Ltd.	10,595,756	5,866,406
#*Ω	FIT Hon Teng Ltd.	4,265,000	1,867,651
*Ω	Fosun Tourism Group	656,200	625,077
	Four Seas Mercantile Holdings Ltd.	36,000	12,246
*Ω	Frontage Holdings Corp.	1,238,000	270,631
	FSE Lifestyle Services Ltd.	430,000	310,585
	Galaxy Entertainment Group Ltd.	1,787,000	7,776,253
	Get Nice Financial Group Ltd.	798,824	94,239
	Giordano International Ltd.	5,084,000	1,006,105
	Glorious Sun Enterprises Ltd.	1,763,000	267,232
		Shares	Value»
HONG KONG — (Continued)
#††	Gold Financial Holdings Ltd.	2,104,000	$0
	Gold Peak Technology Group Ltd.	605,000	40,356
	Golden Resources Development International Ltd.	1,144,000	52,870
*	GR Life Style Company Ltd.	2,932,000	283,043
	Great Eagle Holdings Ltd.	985,652	1,324,131
	G-Resources Group Ltd.	6,457,820	3,080,121
	Guoco Group Ltd.	26,000	232,931
#	Guotai Junan International Holdings Ltd.	12,779,000	1,878,685
	Hang Lung Group Ltd.	3,125,000	4,142,537
	Hang Lung Properties Ltd.	6,127,284	4,846,929
#	Hang Seng Bank Ltd.	466,400	5,844,261
*	Hanison Construction Holdings Ltd.	289,496	10,616
*	Harbour Centre Development Ltd.	158,000	96,749
	Henderson Land Development Co. Ltd.	2,186,104	6,063,101
	HK Electric Investments & HK Electric Investments Ltd.	4,928,000	3,309,839
	HKBN Ltd.	803,500	544,333
*	HKR International Ltd.	4,565,238	484,750
	HKT Trust & HKT Ltd.	9,900,000	12,176,410
	Hon Kwok Land Investment Co. Ltd.	234,000	30,689
	Hong Kong & China Gas Co. Ltd.	10,997,586	8,443,828
	Hong Kong Exchanges & Clearing Ltd.	812,318	31,793,847
	Hong Kong Ferry Holdings Co. Ltd.	489,000	261,622
#*	Hong Kong Technology Venture Co. Ltd.	1,296,535	216,484
	Hongkong & Shanghai Hotels Ltd.	2,291,726	1,709,862
	Hongkong Chinese Ltd.	4,312,263	137,887
Ω	Honma Golf Ltd.	558,000	235,509
	Hung Hing Printing Group Ltd.	1,234,524	161,669

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,736,000	$803,854
	Hysan Development Co. Ltd.	1,386,215	2,004,383
	IGG, Inc.	2,375,000	1,236,538
Ω	Impro Precision Industries Ltd.	160,000	43,817
	International Housewares Retail Co. Ltd.	1,496,000	212,561
*	IPE Group Ltd.	1,635,000	98,738
	Johnson Electric Holdings Ltd.	1,727,818	2,290,987
	K Wah International Holdings Ltd.	3,864,000	860,573
*	Kader Holdings Co. Ltd.	100,000	3,085
	Karrie International Holdings Ltd.	1,958,000	193,315
	Kerry Logistics Network Ltd.	2,055,791	1,726,222
	Kerry Properties Ltd.	2,533,083	4,982,510
#	Kowloon Development Co. Ltd.	2,015,984	988,902
	KRP Development Holdings Ltd.	41,500	3,202
*	Lai Sun Development Co. Ltd.	1,819,480	155,433
	Lam Soon Hong Kong Ltd.	12,000	12,833
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	21,291
*	Lerado Financial Group Co. Ltd.	74,000	1,330
*	Lippo Ltd.	236,000	13,303
	Liu Chong Hing Investment Ltd.	1,034,000	524,414
	Luk Fook Holdings International Ltd.	1,690,000	3,107,562
	Man Wah Holdings Ltd.	8,041,200	4,875,024
*	MECOM Power & Construction Ltd.	2,917,500	63,686
#*	Melco International Development Ltd.	412,000	229,247
*	Melco Resorts & Entertainment Ltd., ADR	47,606	281,351
	MGM China Holdings Ltd.	1,381,200	1,945,538
*††	MH Development NPV	314,080	0
*	Midland Holdings Ltd.	1,342,364	143,222
		Shares	Value»
HONG KONG — (Continued)
	Miramar Hotel & Investment	581,000	$655,721
	Modern Dental Group Ltd.	1,402,000	739,632
#*	Mongolian Mining Corp.	2,136,000	1,925,724
	MTR Corp. Ltd.	686,632	2,152,542
*	NagaCorp Ltd.	5,724,719	2,118,540
	Nameson Holdings Ltd.	1,670,000	180,107
	National Electronics Holdings	61,600	3,547
*	National United Resources Holdings Ltd.	332,000	1,244
*	New Focus Auto Tech Holdings Ltd.	5,064,000	29,296
#	New World Development Co. Ltd.	5,045,284	2,707,237
*††	NewOcean Energy Holdings Ltd.	4,088,000	0
#	Nissin Foods Co. Ltd.	834,000	605,964
	Oriental Watch Holdings	2,165,793	979,116
#*	Oshidori International Holdings Ltd.	17,547,000	377,112
	Pacific Basin Shipping Ltd.	23,911,000	4,839,836
	Pacific Textiles Holdings Ltd.	3,914,000	773,090
*	Paliburg Holdings Ltd.	882,790	59,793
	Paradise Entertainment Ltd.	120,000	13,312
	PAX Global Technology Ltd.	393,000	241,938
	PC Partner Group Ltd.	970,000	658,720
	PCCW Ltd.	17,115,308	9,954,237
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,429,000	389,043
	Pico Far East Holdings Ltd.	3,390,000	920,006
	Playmates Holdings Ltd.	3,856,000	275,585
	Plover Bay Technologies Ltd.	1,048,000	652,547
	Power Assets Holdings Ltd.	1,360,500	8,801,978
	PRADA SpA	800,700	6,419,646
*	Public Financial Holdings Ltd.	1,950,000	355,619
*	Regal Hotels International Holdings Ltd.	1,641,400	497,042

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	Regina Miracle International Holdings Ltd.	1,148,000	$315,205
#	Sa Sa International Holdings Ltd.	2,658,000	225,704
Ω	Samsonite International SA	4,758,000	13,860,832
*	Sands China Ltd.	1,488,000	3,577,169
	SAS Dragon Holdings Ltd.	1,326,000	707,154
	SEA Holdings Ltd.	1,123,918	205,208
#*	Shandong Hi-Speed Holdings Group Ltd.	128,000	98,174
	Shangri-La Asia Ltd.	4,816,166	3,139,486
*	Shun Ho Property Investments Ltd.	70,224	5,597
*	Shun Tak Holdings Ltd.	8,912,250	700,409
	Singamas Container Holdings Ltd.	6,636,000	606,763
	Sino Land Co. Ltd.	6,131,156	5,879,957
	SITC International Holdings Co. Ltd.	4,284,000	10,188,127
*	SJM Holdings Ltd.	3,361,125	1,056,590
	SmarTone Telecommunications Holdings Ltd.	1,510,930	790,004
*	Solomon Systech International Ltd.	1,002,000	60,456
	Soundwill Holdings Ltd.	466,500	317,970
	Stella International Holdings Ltd.	1,890,000	4,296,911
	Sun Hung Kai & Co. Ltd.	3,155,787	1,115,443
	Sun Hung Kai Properties Ltd.	838,511	7,495,737
	SUNeVision Holdings Ltd.	2,341,000	1,127,834
	Swire Pacific Ltd. (19 HK), Class A	758,000	6,582,999
	Swire Pacific Ltd. (87 HK), Class B	1,382,500	1,941,204
	Swire Properties Ltd.	738,850	1,459,059
	TAI Cheung Holdings Ltd.	1,103,000	414,718
	Tai Hing Group Holdings Ltd.	1,034,000	126,290
	Tai Sang Land Development Ltd.	145,523	32,609
	Tan Chong International Ltd.	372,000	50,912
	Tao Heung Holdings Ltd.	583,000	34,384
	Techtronic Industries Co. Ltd.	1,082,500	14,558,635
		Shares	Value»
HONG KONG — (Continued)
#*	Television Broadcasts Ltd.	1,228,900	$502,678
	Texhong International Group Ltd.	1,281,500	654,206
	Texwinca Holdings Ltd.	3,458,000	330,158
#	Theme International Holdings Ltd.	15,010,000	763,590
#*	Tongda Group Holdings Ltd.	3,860,000	41,123
	Town Health International Medical Group Ltd.	2,602,000	95,264
	Tradelink Electronic Commerce Ltd.	2,608,000	308,199
	Transport International Holdings Ltd.	1,213,009	1,270,597
	Tycoon Group Holdings Ltd.	482,000	212,233
	United Laboratories International Holdings Ltd.	5,269,500	7,833,544
*	Unity Group Holdings International Ltd.	174,000	8,815
*††	Untrade.Genting Hk	1,416,000	0
*	Value Partners Group Ltd.	3,203,000	592,094
	Vedan International Holdings Ltd.	1,404,000	90,448
	Vesync Co. Ltd.	114,000	77,120
	Vitasoy International Holdings Ltd.	2,014,000	2,316,848
	Viva Goods Company Ltd.	192,000	14,453
*	Vobile Group Ltd.	488,000	213,705
*Ω	VPower Group International Holdings Ltd.	1,265,506	26,271
	VSTECS Holdings Ltd.	3,775,200	2,294,010
	VTech Holdings Ltd.	686,600	4,526,933
*	Wai Kee Holdings Ltd.	294,000	24,159
*	Wang On Group Ltd.	61,780,000	166,670
*	Wealthink AI-Innovation Capital Ltd.	1,516,000	16,456
Ω	WH Group Ltd.	26,649,234	20,788,923
	Wharf Real Estate Investment Co. Ltd.	1,951,750	4,856,791
	Wing On Co. International Ltd.	123,137	188,341
	Wing Tai Properties Ltd.	462,000	101,021
	Wynn Macau Ltd.	2,986,400	2,183,573
*	Xingye Alloy Materials Group Ltd.	279,000	36,386

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Xinyi Glass Holdings Ltd.	6,984,215	$6,464,465
	YTO International Express & Supply Chain Technology Ltd.	26,000	3,551
	Yue Yuen Industrial Holdings Ltd.	3,628,000	7,731,872
#*	Zhaobangji Lifestyle Holdings Ltd.	4,424,000	88,337
TOTAL HONG KONG			483,225,777
IRELAND — (0.4%)
	AIB Group PLC	5,824,385	34,248,536
	Bank of Ireland Group PLC	4,521,858	44,930,006
	Cairn Homes PLC	2,901,465	6,893,570
	Dalata Hotel Group PLC	640,820	3,135,464
	FBD Holdings PLC (FBD ID)	67,472	911,940
	FBD Holdings PLC (FBH LN)	18,709	252,313
	Glanbia PLC (GLB ID)	717,800	10,487,578
	Glanbia PLC (GLB LN)	74,909	1,090,611
*Ω	Glenveagh Properties PLC	2,219,683	3,914,776
	Irish Continental Group PLC (IR5B ID)	492,900	2,619,172
	Kerry Group PLC (KYGA ID), Class A	12,158	1,248,525
	Kerry Group PLC (KYGA LN), Class A	76,886	7,977,604
	Kingspan Group PLC (KGP LN)	19,320	1,344,755
	Kingspan Group PLC (KSP ID)	300,950	20,877,407
*	Permanent TSB Group Holdings PLC	66,622	96,007
TOTAL IRELAND			140,028,264
ISRAEL — (1.0%)
#*	Adgar Investment & Development Ltd.	194,139	286,644
*	Afcon Holdings Ltd.	2,339	121,307
#*	AFI Properties Ltd.	50,056	2,491,915
#	Africa Israel Residences Ltd.	10,691	804,078
*	Airport City Ltd.	142,156	2,399,075
*	Allot Ltd.	48,893	417,099
		Shares	Value»
ISRAEL — (Continued)
#	Alony Hetz Properties & Investments Ltd.	208,871	$1,882,684
*	Alrov Properties & Lodgings Ltd.	27,535	1,438,770
#	Amot Investments Ltd.	284,975	1,666,203
#	Arad Ltd.	18,543	264,256
*	Argo Properties NV	11,247	332,908
	Aryt Industries Ltd.	9,314	34,619
#	Ashdod Refinery Ltd.	38,845	662,854
*	Ashtrom Group Ltd.	88,131	1,519,991
	Atreyu Capital Markets Ltd.	5,574	116,561
	AudioCodes Ltd. (AUDC IT)	9,004	92,339
	AudioCodes Ltd. (AUDC US)	46,165	468,575
	Aura Investments Ltd.	183,463	1,200,851
	Automatic Bank Services Ltd.	41,174	298,042
*	Avgol Industries 1953 Ltd.	305,415	127,407
#*	Azorim-Investment Development & Construction Co. Ltd.	212,317	1,286,497
	Azrieli Group Ltd.	23,130	1,916,450
	Bank Hapoalim BM	1,400,697	17,969,105
	Bank Leumi Le-Israel BM	2,382,401	29,815,548
*	Bet Shemesh Engines Holdings 1997 Ltd.	17,612	2,053,304
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,178,137	5,044,380
*	Big Shopping Centers Ltd.	18,371	2,869,775
	Blue Square Real Estate Ltd.	17,734	1,608,730
*	Brack Capital Properties NV	6,273	422,070
#*	Brainsway Ltd. (BWAY IT)	41,757	220,641
	Camtek Ltd.	10,598	934,866
	Carasso Motors Ltd.	109,966	879,399
*	Cellcom Israel Ltd. (CEL IT)	479,698	3,153,867
*	Cellcom Israel Ltd. (CELJF US)	48,866	322,516
*	Ceragon Networks Ltd.	99,230	457,450
#	Clal Insurance Enterprises Holdings Ltd.	259,218	6,782,026
#*	Compugen Ltd.	81,192	193,499
	Danel Adir Yeoshua Ltd.	21,238	2,465,072

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Danya Cebus Ltd.	6,488	$223,569
*	Delek Automotive Systems Ltd.	63,635	555,587
#	Delek Group Ltd.	34,370	5,020,030
	Delta Galil Ltd.	51,428	2,917,499
	Delta Israel Brands Ltd.	823	15,270
	Diplomat Holdings Ltd.	12,311	174,739
#	Direct Finance of Direct Group 2006 Ltd.	1,025	170,758
*	Dor Alon Energy in Israel 1988 Ltd.	1,634	47,453
*	Doral Group Renewable Energy Resources Ltd.	78,203	295,572
#*	Duniec Brothers Ltd.	2,984	208,769
*	El Al Israel Airlines	301,267	755,491
	Elbit Systems Ltd. (ESLT IT)	1,279	386,777
#	Elbit Systems Ltd. (ESLT US)	1,864	569,545
*	Electra Consumer Products 1970 Ltd.	30,423	979,953
#	Electra Ltd.	7,139	4,010,735
#	Electra Real Estate Ltd.	34,338	435,645
#*	Electreon Wireless Ltd.	868	52,659
*	Ellomay Capital Ltd.	2,636	44,622
#	Energix-Renewable Energies Ltd.	185,882	605,631
*	Enlight Renewable Energy Ltd. (ENLT IT)	27,899	450,870
*	Enlight Renewable Energy Ltd. (ENLT US)	20,640	327,763
#*	Equital Ltd.	113,188	4,552,701
*	Fattal Holdings 1998 Ltd.	23,376	3,265,151
	First International Bank of Israel Ltd.	163,656	8,689,695
#	FMS Enterprises Migun Ltd.	12,304	539,853
	Formula Systems 1985 Ltd. (FORTY IT)	49,097	4,516,382
	Fox Wizel Ltd.	45,474	3,761,354
	Gav-Yam Lands Corp. Ltd.	157,040	1,347,449
*	Gilat Satellite Networks Ltd.	92,616	655,270
	Globrands Ltd.	82	11,238
		Shares	Value»
ISRAEL — (Continued)
#*	Hagag Group Real Estate Development	35,863	$257,550
#*	Hamat Group Ltd.	11,261	51,494
	Harel Insurance Investments & Financial Services Ltd.	466,631	7,400,824
	Hilan Ltd.	69,600	4,363,787
	ICL Group Ltd.	527,561	3,136,682
	IDI Insurance Co. Ltd.	36,741	1,527,785
*	IES Holdings Ltd.	5,166	360,200
	Ilex Medical Ltd.	11,771	247,408
#	Inrom Construction Industries Ltd.	328,521	1,555,385
	Isracard Ltd.	482,737	2,222,963
	Israel Canada TR Ltd.	181,820	798,767
	Israel Discount Bank Ltd., Class A	2,025,538	14,809,302
*	Israel Land Development Co. Ltd.	61,365	595,986
#	Israel Shipyards Industries Ltd.	9,199	298,587
	Isras Investment Co. Ltd.	4,934	1,176,665
	Issta Ltd.	25,299	698,992
#*	Kamada Ltd. (KMDA IT)	38,092	259,101
*	Kamada Ltd. (KMDA US)	40,420	272,027
	Kardan Real Estate Enterprise & Development Ltd.	236,728	402,495
#	Kenon Holdings Ltd.	57,414	1,757,376
	Kerur Holdings Ltd.	23,328	560,217
*	Klil Industries Ltd.	5,157	370,511
#	Kvutzat Acro Ltd.	33,275	592,124
	Lapidoth Capital Ltd.	18,593	397,403
	M Yochananof & Sons Ltd.	18,750	1,308,543
#	Magic Software Enterprises Ltd. (MGIC IT)	19,579	255,995
	Magic Software Enterprises Ltd. (MGIC US)	51,774	656,494
*	Malam - Team Ltd.	4,392	108,479
	Matrix IT Ltd.	171,619	4,222,960
	Max Stock Ltd.	191,035	705,608
#	Maytronics Ltd.	105,870	240,201
	Mediterranean Towers Ltd.	314,007	1,001,150
	Mega Or Holdings Ltd.	65,529	2,141,851

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Meitav Investment House Ltd.	163,940	$1,717,786
	Melisron Ltd.	31,412	2,971,654
#	MENIF - Financial Services Ltd.	6,350	30,966
	Menora Mivtachim Holdings Ltd.	101,172	4,702,047
#*	Meshek Energy Renewable Energies Ltd.	55,117	44,291
#	Meshulam Levinstein Contracting & Engineering Ltd.	6,121	705,032
#	Migdal Insurance & Financial Holdings Ltd.	1,716,318	3,527,902
	Mivne Real Estate KD Ltd.	839,510	2,516,032
	Mivtach Shamir Holdings Ltd.	19,553	1,216,611
	Mizrahi Tefahot Bank Ltd.	271,604	12,927,947
#	Nawi Group Ltd.	66,743	773,860
*	Nayax Ltd.	8,950	339,866
	Neto Malinda Trading Ltd.	9,641	235,779
*	Neto ME Holdings Ltd.	3,268	130,490
	Next Vision Stabilized Systems Ltd.	171,626	3,187,370
#*	Nice Ltd. (NICE US), Sponsored ADR	10,434	1,733,505
*	Nova Ltd. (NVMI IT)	23,975	5,759,612
	Novolog Ltd.	325,479	149,939
	Oil Refineries Ltd.	10,285,361	3,037,359
	One Software Technologies Ltd.	92,305	1,677,415
*	OPC Energy Ltd.	132,252	1,135,381
#*	OY Nofar Energy Ltd.	3,691	90,702
#	Palram Industries 1990 Ltd.	25,342	657,614
#*	Partner Communications Co. Ltd.	543,882	3,798,171
#	Paz Retail & Energy Ltd.	41,742	6,019,189
#	Peninsula Group Ltd.	90,236	51,383
*	Perion Network Ltd.	85,830	756,646
	Phoenix Financial Ltd.	398,290	6,727,698
#	Plasson Industries Ltd.	11,331	646,129
#	Polyram Plastic Industries Ltd.	33,733	118,789
#	Prashkovsky Investments & Construction Ltd.	22,906	654,380
		Shares	Value»
ISRAEL — (Continued)
*	Priortech Ltd.	17,231	$866,667
	Qualitau Ltd.	3,708	258,113
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,835,689
*	Rani Zim Shopping Centers Ltd.	71,393	89,349
	Retailors Ltd.	37,539	734,781
	Sano-Brunos Enterprises Ltd.	139	13,544
*	Scope Metals Group Ltd.	29,813	1,278,758
#*	Shapir Engineering & Industry Ltd.	68,815	510,754
#*	Shikun & Binui Ltd.	846,748	2,803,504
#*	Shikun & Binui Soltec Renewable Energy	14,820	9,099
	Shufersal Ltd.	297,688	3,084,666
	Strauss Group Ltd.	30,620	618,958
	Summit Real Estate Holdings Ltd.	160,850	2,602,042
	Suny Cellular Communication Ltd.	183,699	65,933
	Tadiran Group Ltd.	10,126	747,023
Ω	Tamar Petroleum Ltd.	91,788	637,177
*	TAT Technologies Ltd.	7,244	221,703
	Tel Aviv Stock Exchange Ltd.	188,178	2,133,121
#	Telsys Ltd.	7,024	356,144
*	Tera Light Ltd.	1,738	3,963
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	314,182	5,530,668
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	646,959	11,470,583
#	Tiv Taam Holdings 1 Ltd.	207,976	401,501
*	Tower Semiconductor Ltd. (TSEM US)	58,012	2,836,207
#	Turpaz Industries Ltd.	14,761	107,381
	Victory Supermarket Chain Ltd.	102	1,603
	YD More Investments Ltd.	53,863	219,588
	YH Dimri Construction & Development Ltd.	16,215	1,606,839
TOTAL ISRAEL			305,451,218
ITALY — (2.8%)
	A2A SpA	6,174,034	14,580,825
*	Abitare In SpA	11,287	53,154
	ACEA SpA	221,961	4,246,670

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Aeffe SpA	143,961	$119,184
#	Amplifon SpA	447,216	11,951,330
Ω	Anima Holding SpA	744,647	5,109,411
	Ariston Holding NV	16,994	60,698
	Arnoldo Mondadori Editore SpA	796,298	1,816,487
	Ascopiave SpA	302,866	881,703
	Avio SpA	35,879	596,652
	Azimut Holding SpA	502,932	13,149,705
	Banca Generali SpA	294,523	14,747,733
#	Banca IFIS SpA	121,797	2,672,493
	Banca Mediolanum SpA	601,666	8,077,905
#	Banca Monte dei Paschi di Siena SpA	3,480,693	22,301,559
	Banca Popolare di Sondrio SpA	2,126,626	19,636,742
#	Banca Profilo SpA	963,146	184,587
Ω	Banca Sistema SpA	234,953	375,115
	Banco BPM SpA	4,773,661	41,961,421
	Banco di Desio e della Brianza SpA	100,099	820,943
	BasicNet SpA	4,285	34,341
Ω	BFF Bank SpA	616,198	5,283,376
	Biesse SpA	16,733	139,583
	BPER Banca SpA	5,171,852	35,231,660
	Brembo NV	258,854	2,520,113
	Brunello Cucinelli SpA	136,585	17,559,899
	Buzzi SpA	275,635	11,291,222
	Cairo Communication SpA	231,262	609,681
Ω	Carel Industries SpA	73,457	1,464,728
	Cembre SpA	6,702	281,278
	Cementir Holding NV	193,185	2,346,628
*	CIR SpA-Compagnie Industriali	2,238,490	1,389,741
	Comer Industries SpA	993	30,911
	Credito Emiliano SpA	406,582	4,773,259
	d'Amico International Shipping SA	252,303	1,037,775
	Danieli & C Officine Meccaniche SpA (DAN IM)	55,127	1,438,698
	Danieli & C Officine Meccaniche SpA (DANR IM)	163,712	3,300,851
	Datalogic SpA	44,649	219,119
#*Ω	doValue SpA	101,127	174,314
	Emak SpA	287,089	278,514
Ω	Enav SpA	107,033	382,909
	Enel SpA	7,879,569	56,005,520
#	Eni SpA (E US), Sponsored ADR	35,842	1,008,952
	Eni SpA (ENI IM)	3,520,539	49,563,671
	ERG SpA	49,735	1,007,943
*	Esprinet SpA	134,200	661,640
		Shares	Value»
ITALY — (Continued)
	Ferrari NV (RACE IM)	106,547	$45,712,447
	Fiera Milano SpA	13,338	68,370
	Fila SpA	51,466	508,396
	FinecoBank Banca Fineco SpA	1,661,259	31,539,252
	Fnac Darty SA	3,099	94,827
	FNM SpA	658,558	294,574
*	Garofalo Health Care SpA	19,608	106,942
	Gefran SpA	19,486	183,386
	Generali	174,768	5,533,766
#*	Geox SpA	139,408	65,449
	GPI SpA	3,556	36,249
	Hera SpA	2,784,484	10,182,452
	IMMSI SpA	635,850	328,711
Ω	Infrastrutture Wireless Italiane SpA	251,239	2,612,043
	Intercos SpA	18,189	269,431
	Intesa Sanpaolo SpA	8,812,451	38,143,205
	Iren SpA	1,706,523	3,693,198
	Italgas SpA	1,441,065	8,608,954
	Italian Sea Group SpA	47,208	400,870
	Italmobiliare SpA	38,013	1,058,920
	Iveco Group NV	824,488	10,034,931
	Leonardo SpA	226,762	7,084,391
	LU-VE SpA	14,085	419,291
	Maire SpA	626,222	6,165,955
#*††	Mariella Burani Fashion Group SpA	2,868	0
	MARR SpA	32,221	335,963
	Mediobanca Banca di Credito Finanziario SpA	1,384,582	22,634,168
	MFE-MediaForEurope NV (MFEA IM), Class A	841,224	2,735,740
	MFE-MediaForEurope NV (MFEB IM), Class B	288,322	1,276,431
	Moltiply Group SpA	61,269	2,460,003
	Moncler SpA	320,581	20,293,693
*	Newlat Food SpA	37,066	490,790
*Ω	Nexi SpA	1,239,733	6,295,787
	Orsero SpA	27,544	354,417
Ω	OVS SpA	1,268,772	4,538,524
	Pharmanutra SpA	13,984	736,521
#	Piaggio & C SpA	527,512	1,177,596
Ω	Piovan SpA	11,041	159,604
Ω	Pirelli & C SpA	1,317,000	7,925,153
Ω	Poste Italiane SpA	735,249	11,157,847
	Prysmian SpA	227,816	15,846,665
Ω	RAI Way SpA	443,480	2,638,362
	Recordati Industria Chimica e Farmaceutica SpA	172,033	10,453,435
	Reply SpA	62,505	10,303,071

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Rizzoli Corriere Della Sera Mediagroup SpA	670,863	$630,425
	Sabaf SpA	34,522	556,362
#*	Safilo Group SpA	145,732	162,370
*	Saipem SpA	4,388,104	10,707,683
#	Salvatore Ferragamo SpA	92,525	736,954
	Sanlorenzo SpA	53,430	1,972,191
	Sesa SpA	23,255	1,641,247
	Snam SpA	2,201,967	10,182,895
#	Sogefi SpA	258,428	533,290
	SOL SpA	145,703	5,916,223
#	Spaxs SpA	225,056	847,146
	Stellantis NV (STLA UX)	11,429	150,063
	Stellantis NV (STLAM IM)	4,876,053	65,104,520
	Tamburi Investment Partners SpA	200,556	1,760,678
Ω	Technogym SpA	457,549	5,322,439
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	179,044	479,838
#*	Telecom Italia SpA (TIT IM)	28,849,782	7,918,884
	Tenaris SA (TEN IM)	417,015	7,881,252
	Tenaris SA (TS US), ADR	96,792	3,647,123
	Terna - Rete Elettrica Nazionale	1,564,057	12,901,778
	TXT e-solutions SpA	10,450	404,008
	UniCredit SpA	1,450,170	66,596,541
	Unipol Assicurazioni SpA	2,005,427	27,174,960
	Webuild SpA	1,506,169	4,587,115
	Wiit SpA	34,624	659,601
#	Zignago Vetro SpA	73,473	798,426
TOTAL ITALY			895,614,435
JAPAN — (22.2%)
#	&Do Holdings Co. Ltd.	27,200	210,908
	77 Bank Ltd.	289,674	8,887,708
#	A&D HOLON Holdings Co. Ltd.	106,800	1,304,576
#	AB&Company Co. Ltd.	13,700	73,118
	ABC-Mart, Inc.	93,900	1,959,870
#	Achilles Corp.	71,000	668,525
	Acom Co. Ltd.	1,090,600	2,689,434
	AD Works Group Co. Ltd.	184,699	246,780
#	Adastria Co. Ltd.	155,500	3,323,268
	ADEKA Corp.	369,800	6,892,000
#	Ad-sol Nissin Corp.	30,300	380,379
#	Advan Group Co. Ltd.	70,900	460,784
		Shares	Value»
JAPAN — (Continued)
	Advanced Media, Inc.	34,100	$244,383
	Advantest Corp.	654,100	36,163,345
#	Adventure, Inc.	1,700	40,839
	Adways, Inc.	9,700	18,494
#	Aeon Co. Ltd.	570,368	13,818,451
	Aeon Delight Co. Ltd.	68,790	1,810,646
#	Aeon Fantasy Co. Ltd.	29,100	536,457
#	AEON Financial Service Co. Ltd.	454,600	3,673,488
#	Aeon Hokkaido Corp.	114,100	657,281
#	Aeon Kyushu Co. Ltd.	7,100	120,644
#	Aeon Mall Co. Ltd.	177,620	2,241,883
	AFC-HD AMS Life Science Co. Ltd.	19,871	113,839
	AGC, Inc.	400,800	11,578,843
#	AGS Corp.	4,100	24,111
#	Ahresty Corp.	92,200	360,576
	Ai Holdings Corp.	68,400	875,610
	Aica Kogyo Co. Ltd.	146,500	3,056,853
#	Aichi Corp.	141,700	1,309,321
#	Aichi Financial Group, Inc.	91,551	1,586,424
#	Aichi Steel Corp.	65,700	2,932,134
	Aichi Tokei Denki Co. Ltd.	34,800	425,418
	Aida Engineering Ltd.	197,800	1,032,461
#	Aidma Holdings, Inc.	4,300	50,285
	Aiful Corp.	1,088,100	2,368,471
#	Ain Holdings, Inc.	110,998	3,349,241
	Aiphone Co. Ltd.	47,500	828,859
	Air Water, Inc.	781,700	9,746,022
	Airport Facilities Co. Ltd.	123,000	471,108
#	Airtech Japan Ltd.	30,500	212,940
#	Airtrip Corp.	37,200	296,836
#	Aisan Industry Co. Ltd.	198,800	2,442,782
	Aisin Corp.	915,546	10,356,293
	AIT Corp.	35,800	393,947
	Aizawa Securities Group Co. Ltd.	30,900	346,547
	Ajinomoto Co., Inc.	329,500	13,208,781
	Ajis Co. Ltd.	18,400	275,359
	Akatsuki Corp.	107,500	322,291
	Akatsuki, Inc.	28,200	538,400
#*	Akebono Brake Industry Co. Ltd.	457,624	332,458
	Akita Bank Ltd.	85,500	1,274,893
	Albis Co. Ltd.	27,100	457,330
	Alconix Corp.	130,635	1,277,730
	Alfresa Holdings Corp.	501,500	6,865,015
#	Alinco, Inc.	85,300	575,250
#	Alleanza Holdings Co. Ltd.	58,700	418,130
	Allied Telesis Holdings KK	36,900	24,443

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Almado, Inc.	3,900	$29,746
	Alpen Co. Ltd.	75,974	1,043,528
	Alpha Corp.	28,109	208,526
#	Alpha Systems, Inc.	13,920	314,958
	Alps Alpine Co. Ltd.	891,204	8,911,714
#	Altech Corp.	90,210	1,442,866
	Amada Co. Ltd.	1,035,300	10,689,974
	Amano Corp.	196,700	5,145,205
	Amiyaki Tei Co. Ltd.	39,900	409,863
#	Amuse, Inc.	39,700	388,874
	Amvis Holdings, Inc.	152,800	644,223
	ANA Holdings, Inc.	152,400	2,858,879
	Anabuki Kosan, Inc.	12,300	157,971
	Anest Iwata Corp.	140,700	1,225,750
	Anicom Holdings, Inc.	243,700	1,019,263
*	Anrakutei Co. Ltd.	2,200	99,550
	Anycolor, Inc.	14,500	296,483
	AOI Electronics Co. Ltd.	6,800	92,636
	AOKI Holdings, Inc.	172,600	1,460,532
	Aoyama Trading Co. Ltd.	199,400	2,808,230
	Aoyama Zaisan Networks Co. Ltd.	91,800	1,092,057
#	Aozora Bank Ltd.	350,700	5,412,931
	Arakawa Chemical Industries Ltd.	75,604	543,402
	Arata Corp.	131,700	2,684,307
	Araya Industrial Co. Ltd.	17,000	560,182
	ARCLANDS Corp.	154,386	1,709,831
	Arcs Co. Ltd.	178,373	3,099,539
	ARE Holdings, Inc.	263,800	3,262,732
	Arealink Co. Ltd.	70,300	1,053,623
*	Arent, Inc.	4,000	142,940
	Argo Graphics, Inc.	48,200	1,527,660
	Arisawa Manufacturing Co. Ltd.	132,200	1,231,516
	Artience Co. Ltd.	173,500	3,451,583
#	Artnature, Inc.	80,200	414,973
#	Artner Co. Ltd.	15,800	187,563
	As One Corp.	146,160	2,389,320
#	Asahi Co. Ltd.	80,500	769,947
	Asahi Diamond Industrial Co. Ltd.	262,727	1,454,583
	Asahi Group Holdings Ltd.	2,196,900	23,795,361
	Asahi Intecc Co. Ltd.	361,700	6,064,508
	Asahi Kasei Corp.	2,505,200	17,014,408
#	Asahi Kogyosha Co. Ltd.	72,600	1,027,812
#	Asahi Net, Inc.	76,400	320,801
#	Asahi Yukizai Corp.	70,100	1,956,177
	Asanuma Corp.	315,600	1,309,446
	Asax Co. Ltd.	6,600	28,297
	Ashimori Industry Co. Ltd.	18,800	351,441
		Shares	Value»
JAPAN — (Continued)
	Asia Pile Holdings Corp.	175,800	$955,638
	Asics Corp.	894,500	19,938,518
	ASKA Pharmaceutical Holdings Co. Ltd.	88,300	1,118,120
	ASKUL Corp.	172,900	1,895,400
	Astellas Pharma, Inc.	380,100	3,684,697
	Astena Holdings Co. Ltd.	165,800	474,239
	Asti Corp.	15,099	184,992
	Atrae, Inc.	28,100	134,394
*	Atsugi Co. Ltd.	67,800	453,002
	Aucnet, Inc.	43,000	727,408
	Autobacs Seven Co. Ltd.	281,800	2,701,812
	Aval Data Corp.	1,800	30,263
	Avant Group Corp.	83,700	1,041,591
	Avex, Inc.	104,800	973,648
	Awa Bank Ltd.	252,422	4,592,781
	Axell Corp.	22,900	188,718
	Axial Retailing, Inc.	301,556	1,730,649
	Azbil Corp.	954,820	7,192,368
#	AZ-COM MARUWA Holdings, Inc.	229,600	1,693,787
	AZOOM Co. Ltd.	5,200	218,422
	Bandai Namco Holdings, Inc.	570,500	14,150,698
	Bando Chemical Industries Ltd.	150,900	1,843,053
	Bank of Iwate Ltd.	74,300	1,468,847
	Bank of Kochi Ltd.	16,800	89,607
	Bank of Nagoya Ltd.	54,699	2,526,167
	Bank of Saga Ltd.	58,280	876,655
	Bank of the Ryukyus Ltd.	285,300	2,103,528
	Base Co. Ltd.	27,600	535,419
*	baudroie, Inc.	7,800	245,790
	BayCurrent, Inc.	265,000	11,300,110
#	Beauty Garage, Inc.	30,200	266,204
	Beenos, Inc.	46,500	1,186,546
	Belc Co. Ltd.	52,938	2,143,471
	Bell System24 Holdings, Inc.	155,300	1,263,790
	Belluna Co. Ltd.	219,708	1,242,098
#	Bewith, Inc.	21,600	195,652
#	Bic Camera, Inc.	291,200	3,134,076
	BIPROGY, Inc.	247,200	7,638,164
	B-Lot Co. Ltd.	41,200	328,735
	BML, Inc.	108,400	1,987,104
#	Bookoff Group Holdings Ltd.	42,000	372,607
	Bourbon Corp.	2,800	45,741
#	Br Holdings Corp.	123,800	272,729
	B-R31 Ice Cream Co. Ltd.	700	18,115
#	BrainPad, Inc.	59,900	434,722
	Bridgestone Corp.	863,500	30,974,520
	Broadmedia Corp.	16,759	209,381

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	BRONCO BILLY Co. Ltd.	6,800	$158,671
	Brother Industries Ltd.	454,600	8,010,029
	Bunka Shutter Co. Ltd.	243,600	2,929,803
	Business Brain Showa-Ota, Inc.	19,900	277,288
#	Business Engineering Corp.	15,800	364,337
	BuySell Technologies Co. Ltd.	16,700	294,028
	C Uyemura & Co. Ltd.	19,400	1,286,019
	CAC Holdings Corp.	42,200	478,404
#	Calbee, Inc.	248,300	4,734,944
	Canon Electronics, Inc.	80,801	1,322,998
	Canon Marketing Japan, Inc.	150,000	4,926,219
	Canon, Inc. (7751 JP)	314,334	10,130,647
#	Canon, Inc. (CAJ US), Sponsored ADR	29,783	960,502
	Capcom Co. Ltd.	622,300	14,208,466
	Career Design Center Co. Ltd.	16,300	189,913
#	Careerlink Co. Ltd.	27,900	446,115
	Carenet, Inc.	33,700	126,396
	Carlit Co. Ltd.	83,400	624,506
#	Casa, Inc.	5,100	26,318
	Casio Computer Co. Ltd.	292,700	2,433,482
	CAVE Interactive Co. Ltd.	2,300	13,900
	Cawachi Ltd.	72,600	1,243,641
#	CDS Co. Ltd.	5,900	66,384
	Celsys, Inc.	177,100	1,594,750
	Central Automotive Products Ltd.	37,300	1,104,598
	Central Glass Co. Ltd.	126,200	2,669,887
	Central Japan Railway Co.	327,400	6,072,218
	Central Security Patrols Co. Ltd.	33,100	616,009
#	Central Sports Co. Ltd.	22,200	346,537
#	Ceres, Inc.	19,200	358,405
#	Change Holdings, Inc.	167,600	1,576,383
	Charm Care Corp. KK	66,100	544,174
	Chiba Bank Ltd.	893,763	7,611,863
#	Chiba Kogyo Bank Ltd.	204,900	2,072,450
#	Chikaranomoto Holdings Co. Ltd.	43,800	335,983
		Shares	Value»
JAPAN — (Continued)
#	CHIMNEY Co. Ltd.	7,500	$57,747
	Chino Corp.	30,600	436,013
#	Chiyoda Co. Ltd.	59,100	486,286
*	Chiyoda Integre Co. Ltd.	54,000	1,013,037
	Chofu Seisakusho Co. Ltd.	85,500	1,063,698
#	Chori Co. Ltd.	47,000	1,047,264
#	Choushimaru Co. Ltd.	6,100	59,785
	Chubu Electric Power Co., Inc.	596,400	6,213,213
	Chubu Shiryo Co. Ltd.	129,098	1,083,496
	Chudenko Corp.	156,400	3,255,996
	Chuetsu Pulp & Paper Co. Ltd.	38,211	367,564
	Chugai Pharmaceutical Co. Ltd.	439,200	18,936,113
	Chugai Ro Co. Ltd.	25,600	550,899
	Chugin Financial Group, Inc.	490,700	5,386,871
#	Chugoku Electric Power Co., Inc.	525,100	2,924,692
	Chugoku Marine Paints Ltd.	139,900	2,123,575
	Chuo Gyorui Co. Ltd.	3,800	100,285
	Chuo Spring Co. Ltd.	88,169	866,492
	Citizen Watch Co. Ltd.	956,150	5,793,433
	CKD Corp.	132,800	2,160,815
	CK-San-Etsu Co. Ltd.	16,400	417,267
	Cleanup Corp.	140,500	582,913
	CMK Corp.	302,700	895,680
	Coca-Cola Bottlers Japan Holdings, Inc.	418,652	6,513,910
	COLOPL, Inc.	186,400	592,062
#	Colowide Co. Ltd.	286,100	3,147,491
#	Computer Engineering & Consulting Ltd.	89,000	1,085,524
	Computer Institute of Japan Ltd.	143,970	435,207
	COMSYS Holdings Corp.	265,094	5,508,439
#	Comture Corp.	96,700	1,354,518
	Concordia Financial Group Ltd.	1,891,211	10,981,174
	Copro-Holdings Co. Ltd.	16,700	177,925
#*	Core Concept Technologies, Inc.	5,700	33,688
#	Core Corp.	17,200	207,810
	Corona Corp.	62,900	385,912
	Cosel Co. Ltd.	101,300	666,221
	Cosmo Energy Holdings Co. Ltd.	265,800	11,476,540

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cosmos Initia Co. Ltd.	43,100	$247,185
	Cosmos Pharmaceutical Corp.	108,200	5,064,022
#	Cota Co. Ltd.	63,881	675,066
#	CRE, Inc.	23,300	255,354
	Create Medic Co. Ltd.	3,300	19,340
#	Create Restaurants Holdings, Inc.	475,400	4,147,336
	Create SD Holdings Co. Ltd.	100,800	1,837,650
	Credit Saison Co. Ltd.	591,900	13,952,348
	Creek & River Co. Ltd.	52,200	559,326
	Cresco Ltd.	134,600	990,724
	Cross Cat Co. Ltd.	11,500	80,631
	CrowdWorks, Inc.	13,200	107,037
	CTI Engineering Co. Ltd.	115,100	1,967,217
	CTS Co. Ltd.	102,900	555,243
#	Cube System, Inc.	17,900	120,582
*	CUC, Inc.	20,900	203,874
	Curves Holdings Co. Ltd.	185,200	877,619
#*	Cyber Security Cloud, Inc.	17,700	230,278
	CyberAgent, Inc.	791,100	5,889,959
	Cybozu, Inc.	112,900	1,992,672
	Dai Nippon Printing Co. Ltd.	568,800	8,406,515
	Dai Nippon Toryo Co. Ltd.	111,400	867,361
	Daicel Corp.	1,108,000	9,804,328
	Dai-Dan Co. Ltd.	120,000	2,844,795
	Daido Metal Co. Ltd.	179,824	584,170
	Daido Steel Co. Ltd.	568,500	4,527,711
	Daiei Kankyo Co. Ltd.	3,600	65,672
	Daifuku Co. Ltd.	323,200	6,633,471
#	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	1,128,185
#	Daiho Corp.	29,100	642,895
	Dai-Ichi Cutter Kogyo KK	29,400	252,875
	Daiichi Jitsugyo Co. Ltd.	78,000	1,301,213
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	95,100	423,074
	Dai-ichi Life Holdings, Inc.	730,888	19,957,029
	Daiichi Sankyo Co. Ltd.	248,600	6,931,068
	Daiichikosho Co. Ltd.	273,554	3,184,559
		Shares	Value»
JAPAN — (Continued)
	Daiken Medical Co. Ltd.	65,400	$212,304
	Daiki Aluminium Industry Co. Ltd.	158,400	1,079,936
#	Daiki Axis Co. Ltd.	21,800	91,221
	Daikin Industries Ltd.	222,000	26,076,378
#	Daikoku Denki Co. Ltd.	20,300	377,912
	Daikokutenbussan Co. Ltd.	21,600	1,049,905
	Daikyonishikawa Corp.	189,900	778,157
	Dainichi Co. Ltd.	37,800	160,172
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	60,659	1,122,633
	Daio Paper Corp.	414,700	2,298,394
	Daiseki Co. Ltd.	146,790	3,509,620
#	Daiseki Eco. Solution Co. Ltd.	15,200	118,574
	Daishi Hokuetsu Financial Group, Inc.	368,048	7,111,749
	Daishinku Corp.	162,200	623,128
	Daisue Construction Co. Ltd.	42,100	469,305
#	Daisyo Corp.	12,400	88,803
#	Daito Bank Ltd.	5,100	24,010
	Daito Pharmaceutical Co. Ltd.	62,334	832,536
	Daito Trust Construction Co. Ltd.	108,200	11,593,910
	Daitron Co. Ltd.	44,100	761,340
	Daiwa House Industry Co. Ltd.	1,163,900	36,667,209
	Daiwa Industries Ltd.	108,100	1,114,418
	Daiwa Securities Group, Inc.	1,774,500	12,845,887
	Daiwabo Holdings Co. Ltd.	442,200	8,605,929
	DCM Holdings Co. Ltd.	532,280	4,858,562
#*	DD GROUP Co. Ltd.	45,300	368,850
	Dear Life Co. Ltd.	142,600	919,519
	Delica Foods Holdings Co. Ltd.	14,600	48,053
#*	Demae-Can Co. Ltd.	95,600	144,987
#	DeNA Co. Ltd.	312,900	5,493,250
	Denka Co. Ltd.	482,800	6,876,188
	Densan System Holdings Co. Ltd.	26,800	390,731
	Denso Corp.	911,300	12,611,018
	Dentsu Group, Inc.	242,000	5,606,408
	Dentsu Soken, Inc.	99,700	3,943,050
#	Denyo Co. Ltd.	75,900	1,311,355

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dexerials Corp.	547,200	$7,130,782
	DIC Corp.	363,584	7,876,082
	Digital Arts, Inc.	46,100	1,758,740
	Digital Hearts Holdings Co. Ltd.	56,200	315,173
#	Digital Holdings, Inc.	49,700	422,107
	Digital Information Technologies Corp.	39,900	529,025
	Dip Corp.	136,000	2,028,871
	Disco Corp.	80,600	23,327,509
	DKK Co. Ltd.	42,900	470,206
#	DKS Co. Ltd.	33,353	630,083
	DMG Mori Co. Ltd.	434,500	7,008,459
	DMS, Inc.	1,300	15,412
	DMW Corp.	900	22,131
	Doshisha Co. Ltd.	89,300	1,223,530
	Double Standard, Inc.	23,400	258,136
	Doutor Nichires Holdings Co. Ltd.	122,323	1,860,108
	Dowa Holdings Co. Ltd.	247,100	7,358,777
	DTS Corp.	172,400	4,702,114
	Duskin Co. Ltd.	171,500	4,108,399
#	DyDo Group Holdings, Inc.	71,200	1,487,834
	Eagle Industry Co. Ltd.	103,800	1,384,040
	East Japan Railway Co.	412,500	7,343,873
#	EAT&HOLDINGS Co. Ltd.	27,800	383,329
	Ebara Corp.	926,000	15,253,205
	Ebara Foods Industry, Inc.	11,300	210,928
	Ebara Jitsugyo Co. Ltd.	26,400	670,210
	Ebase Co. Ltd.	76,362	307,944
#	Eco's Co. Ltd.	40,700	533,537
#	EDION Corp.	436,100	5,149,081
	EF-ON, Inc.	76,539	187,190
	eGuarantee, Inc.	101,300	1,137,177
#	E-Guardian, Inc.	8,154	103,905
#	Ehime Bank Ltd.	172,298	1,275,611
	Eidai Co. Ltd.	108,100	144,103
	Eiken Chemical Co. Ltd.	24,400	335,225
	Eisai Co. Ltd.	121,500	3,599,089
	Eizo Corp.	182,300	2,589,408
	EJ Holdings, Inc.	40,500	420,566
	Elan Corp.	37,300	178,133
	Elecom Co. Ltd.	138,900	1,335,577
#	Electric Power Development Co. Ltd.	259,700	4,096,980
	EM Systems Co. Ltd.	96,500	496,035
	en Japan, Inc.	58,400	756,150
	Endo Lighting Corp.	59,800	537,993
		Shares	Value»
JAPAN — (Continued)
	ENEOS Holdings, Inc.	7,563,820	$38,025,709
	Enomoto Co. Ltd.	32,800	292,241
#	Enplas Corp.	16,500	567,727
	Entrust, Inc.	18,200	92,470
	Envipro Holdings, Inc.	47,200	121,753
*	eRex Co. Ltd.	36,500	187,798
	ERI Holdings Co. Ltd.	9,100	134,592
	ES-Con Japan Ltd.	122,300	793,817
	Eslead Corp.	38,800	1,164,710
	ESPEC Corp.	68,000	1,134,197
#	Eternal Hospitality Group Co. Ltd.	26,700	473,276
	Exedy Corp.	149,100	4,612,093
	EXEO Group, Inc.	640,295	6,990,961
#	Ezaki Glico Co. Ltd.	126,600	3,817,033
	F&M Co. Ltd.	23,100	278,962
	FaithNetwork Co. Ltd.	1,900	21,805
	FALCO HOLDINGS Co. Ltd.	40,000	611,565
	FANUC Corp.	149,066	4,440,948
	Fast Fitness Japan, Inc.	24,500	203,173
	Fast Retailing Co. Ltd.	125,800	41,433,126
	FCC Co. Ltd.	169,500	3,383,802
*	FDK Corp.	10,800	44,874
	Feed One Co. Ltd.	111,416	606,574
	Felissimo Corp.	5,200	25,436
#	Ferrotec Holdings Corp.	305,100	5,054,625
#	FFRI Security, Inc.	13,600	225,085
#	Fibergate, Inc.	33,600	201,113
	FIDEA Holdings Co. Ltd.	127,640	1,239,391
	Financial Partners Group Co. Ltd.	232,500	3,803,630
	FINDEX, Inc.	63,600	371,824
#	Fintech Global, Inc.	632,200	461,934
	First Bank of Toyama Ltd.	38,400	265,964
#	First-Corp., Inc.	27,500	149,825
#	Fixstars Corp.	90,800	1,003,005
	FJ Next Holdings Co. Ltd.	92,500	692,312
#	Focus Systems Corp.	27,600	196,926
	Food & Life Cos. Ltd.	409,200	9,153,995
#	Forum Engineering, Inc.	55,200	373,507
#	Forval Corp.	4,000	37,686
	Foster Electric Co. Ltd.	95,110	983,804
	FP Corp.	198,300	3,864,730
#	FP Partner, Inc.	13,000	183,793
#	France Bed Holdings Co. Ltd.	125,500	1,037,116
	Freebit Co. Ltd.	55,800	480,011
#	Freund Corp.	10,900	55,791

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Fronteo, Inc.	17,100	$71,773
#	F-Tech, Inc.	69,700	242,109
	FTGroup Co. Ltd.	45,100	353,966
#	Fudo Tetra Corp.	67,920	957,894
	Fuji Corp. (6134 JP)	278,700	4,208,597
	Fuji Corp. (7605 JP)	60,200	759,341
	Fuji Corp. Ltd.	158,855	784,465
	Fuji Electric Co. Ltd.	256,700	12,230,453
*	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	89,165
	Fuji Kosan Co. Ltd.	10,900	99,745
	Fuji Kyuko Co. Ltd.	85,100	1,269,397
	Fuji Media Holdings, Inc.	160,200	2,259,598
	Fuji Nihon Corp.	5,400	36,554
#	Fuji Oil Co. Ltd.	186,300	384,235
	Fuji Oil Holdings, Inc.	201,100	4,368,477
#	Fuji Pharma Co. Ltd.	58,800	552,653
	Fuji Seal International, Inc.	184,207	2,833,099
#	Fuji Soft, Inc.	87,900	5,589,350
#	Fujibo Holdings, Inc.	47,400	1,576,392
#	Fujicco Co. Ltd.	88,800	943,979
	FUJIFILM Holdings Corp.	569,025	12,536,245
	Fujikura Composites, Inc.	101,100	1,024,121
	Fujikura Kasei Co. Ltd.	105,200	335,858
	Fujikura Ltd.	428,900	17,262,476
	Fujimi, Inc.	87,800	1,235,275
#*	Fujio Food Group, Inc.	18,100	126,798
#	Fujisash Co. Ltd.	14,340	60,143
	Fujishoji Co. Ltd.	33,700	298,944
	Fujita Kanko, Inc.	24,900	1,590,704
	Fujitsu Ltd.	1,404,790	27,168,298
#	Fujiya Co. Ltd.	45,000	723,634
#	FuKoKu Co. Ltd.	43,300	497,872
	Fukuda Corp.	29,500	964,746
	Fukuda Denshi Co. Ltd.	84,000	3,636,379
	Fukui Bank Ltd.	90,142	1,137,001
	Fukui Computer Holdings, Inc.	40,900	760,703
	Fukuoka Financial Group, Inc.	312,656	8,485,576
	Fukushima Galilei Co. Ltd.	113,600	1,936,587
#	Fukuyama Transporting Co. Ltd.	98,400	2,330,960
	FULLCAST Holdings Co. Ltd.	85,300	826,858
	Fumakilla Ltd.	16,801	118,287
		Shares	Value»
JAPAN — (Continued)
	Funai Soken Holdings, Inc.	143,520	$2,226,759
#	Furukawa Battery Co. Ltd.	61,600	547,179
	Furukawa Co. Ltd.	133,164	1,692,415
	Furukawa Electric Co. Ltd.	217,688	9,954,038
	Furuno Electric Co. Ltd.	108,000	1,839,311
	Furuya Metal Co. Ltd.	53,700	1,138,201
#	Furyu Corp.	78,400	538,790
	Fuso Chemical Co. Ltd.	108,200	2,331,702
	Fuso Pharmaceutical Industries Ltd.	39,198	614,009
#	Futaba Corp.	185,000	578,441
	Futaba Industrial Co. Ltd.	267,500	1,309,230
	Future Corp.	213,800	2,500,948
	Fuyo General Lease Co. Ltd.	94,500	7,043,140
	G-7 Holdings, Inc.	126,400	1,188,858
#*	GA Technologies Co. Ltd.	41,500	406,212
	Gakken Holdings Co. Ltd.	141,700	951,010
	Gakkyusha Co. Ltd.	30,700	409,914
	Gakujo Co. Ltd.	34,700	503,359
	Gecoss Corp.	60,749	398,680
#	Genki Global Dining Concepts Corp.	55,800	1,136,136
	Genky DrugStores Co. Ltd.	81,600	1,649,054
	Geo Holdings Corp.	122,600	1,439,521
	Gift Holdings, Inc.	28,100	595,059
#	giftee, Inc.	38,300	339,171
#	Giken Ltd.	25,400	244,830
	Global Link Management KK	2,000	39,271
#	Global Security Experts, Inc.	1,700	51,438
	GLOBERIDE, Inc.	96,998	1,196,892
	Glory Ltd.	194,745	3,310,392
	GLtechno Holdings, Inc.	25,000	454,137
	GMO Financial Gate, Inc.	14,500	606,764
#	GMO Financial Holdings, Inc.	189,500	862,348
	GMO GlobalSign Holdings KK	18,100	288,261
	GMO internet group, Inc.	262,700	4,662,861
	GMO Payment Gateway, Inc.	92,400	4,871,003
#*	GNI Group Ltd.	176,600	3,775,242
#	Godo Steel Ltd.	53,900	1,391,756

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Gokurakuyu Holdings Co. Ltd.	39,100	$135,680
#	Goldcrest Co. Ltd.	79,030	1,571,203
	Goldwin, Inc.	56,000	2,953,842
	Good Com Asset Co. Ltd.	7,700	45,989
	Gourmet Kineya Co. Ltd.	6,500	45,995
#	Grandy House Corp.	78,000	293,431
	GREE Holdings, Inc.	239,000	713,596
#	Greens Co. Ltd.	30,000	446,620
#	gremz, Inc.	34,300	515,724
	GS Yuasa Corp.	343,499	5,522,499
#	GSI Creos Corp.	41,400	583,049
	G-Tekt Corp.	107,089	1,181,690
	Gun-Ei Chemical Industry Co. Ltd.	20,900	370,499
*	GungHo Online Entertainment, Inc.	147,418	3,091,476
	Gunma Bank Ltd.	1,197,801	8,600,620
	Gunze Ltd.	73,800	2,506,138
#	H.U. Group Holdings, Inc.	181,000	2,964,799
	H2O Retailing Corp.	416,960	6,212,194
	HABA Laboratories, Inc.	2,800	30,035
	Hachijuni Bank Ltd.	1,459,173	9,549,671
#	Hagihara Industries, Inc.	45,500	434,647
#	Hagiwara Electric Holdings Co. Ltd.	36,100	791,531
#	Hagoromo Foods Corp.	1,500	30,896
#	Hakudo Co. Ltd.	22,100	337,027
#	Hakuhodo DY Holdings, Inc.	747,600	5,550,438
#	Hakuto Co. Ltd.	1,400	40,530
	Halows Co. Ltd.	50,800	1,246,696
	Hamakyorex Co. Ltd.	356,400	3,118,508
	Hamamatsu Photonics KK	495,198	6,111,490
#	Hamee Corp.	20,200	169,176
	Hankyu Hanshin Holdings, Inc.	370,300	9,422,133
	Hanwa Co. Ltd.	163,800	5,060,001
#	Happinet Corp.	78,800	2,367,950
	Hard Off Corp. Co. Ltd.	44,600	560,710
#	Harima Chemicals Group, Inc.	69,400	391,111
	Haseko Corp.	1,089,900	14,306,018
	Hazama Ando Corp.	709,280	5,304,824
	Heiwa Corp.	257,500	3,869,956
	Heiwa Real Estate Co. Ltd.	123,700	3,601,566
	Heiwado Co. Ltd.	173,596	2,630,943
	Helios Techno Holding Co. Ltd.	4,600	26,089
		Shares	Value»
JAPAN — (Continued)
#	Hennge KK	61,600	$464,047
	Hibino Corp.	4,400	86,906
#	Hibiya Engineering Ltd.	89,600	2,212,469
	Hiday Hidaka Corp.	34,800	666,387
	Hikari Tsushin, Inc.	10,300	2,352,811
	HI-LEX Corp.	98,800	984,693
	Himacs Ltd.	2,700	24,159
#	Himaraya Co. Ltd.	21,000	113,402
*	Hino Motors Ltd.	1,267,296	4,144,647
	Hioki EE Corp.	38,000	1,892,247
	Hirakawa Hewtech Corp.	50,200	497,270
	Hirano Tecseed Co. Ltd.	34,700	401,567
	Hirata Corp.	35,700	1,247,982
	Hirogin Holdings, Inc.	1,020,700	8,115,950
	Hirose Electric Co. Ltd.	55,625	6,649,084
	Hirose Tusyo, Inc.	4,800	123,003
	Hiroshima Gas Co. Ltd.	109,500	256,063
*	HIS Co. Ltd.	200,500	1,974,227
	Hisaka Works Ltd.	91,800	622,093
	Hisamitsu Pharmaceutical Co., Inc.	68,400	1,961,078
#	Hitachi Construction Machinery Co. Ltd.	361,200	8,648,827
	Hitachi Ltd. (6501 JP)	4,375,425	110,000,012
	Hitachi Ltd. (HTHIY US), ADR	258,150	13,217,280
#	Hito Communications Holdings, Inc.	28,300	166,912
	Hochiki Corp.	62,800	998,453
	Hodogaya Chemical Co. Ltd.	27,700	651,282
	Hogy Medical Co. Ltd.	77,800	2,428,829
#	Hokkaido Electric Power Co., Inc.	495,500	2,522,505
	Hokkaido Gas Co. Ltd.	237,800	837,616
	Hokkan Holdings Ltd.	64,400	685,048
#	Hokko Chemical Industry Co. Ltd.	94,000	873,883
	Hokkoku Financial Holdings, Inc.	100,500	3,502,083
#	Hokuetsu Corp.	491,895	4,630,345
#	Hokuetsu Industries Co. Ltd.	91,200	1,165,694
	Hokuhoku Financial Group, Inc.	604,310	8,219,591
	Hokuriku Electric Industry Co. Ltd.	27,993	290,251
	Hokuriku Electric Power Co.	492,700	2,739,306

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electrical Construction Co. Ltd.	27,820	$214,827
	Hokuto Corp.	67,076	789,002
	Honda Motor Co. Ltd. (7267 JP)	3,092,769	29,273,508
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	460,628	13,054,198
#	H-One Co. Ltd.	115,705	755,428
	Honeys Holdings Co. Ltd.	85,830	939,309
	Hoosiers Holdings Co. Ltd.	138,500	929,461
	Horiba Ltd.	113,400	7,107,170
	Hoshizaki Corp.	85,900	3,179,259
	Hosiden Corp.	242,400	3,285,313
	Hosokawa Micron Corp.	63,100	1,761,238
#	Hotland Co. Ltd.	45,000	593,914
	House Foods Group, Inc.	196,100	3,569,627
	Howa Machinery Ltd.	66,800	524,409
	Hoya Corp.	298,900	40,138,039
#	HS Holdings Co. Ltd.	88,558	501,701
	Hulic Co. Ltd.	847,217	7,466,975
	Hyakugo Bank Ltd.	1,067,698	4,680,406
	Hyakujushi Bank Ltd.	128,400	2,998,059
	Ibiden Co. Ltd.	375,905	11,022,655
#	IBJ, Inc.	78,300	330,198
	Ichibanya Co. Ltd.	156,160	999,081
	Ichiken Co. Ltd.	28,500	465,431
	Ichikoh Industries Ltd.	204,000	530,806
#	Ichimasa Kamaboko Co. Ltd.	1,700	7,935
	Ichinen Holdings Co. Ltd.	113,472	1,338,776
	Ichiyoshi Securities Co. Ltd.	70,000	384,964
	Icom, Inc.	34,700	621,931
	ID Holdings Corp.	51,225	580,370
	IDEA Consultants, Inc.	2,900	45,434
	Idec Corp.	133,400	2,192,371
	Idemitsu Kosan Co. Ltd.	3,021,155	20,163,676
	IDOM, Inc.	387,300	2,877,496
#	IG Port, Inc.	18,800	291,615
	IHI Corp.	47,300	2,829,874
	Iida Group Holdings Co. Ltd.	433,295	6,563,100
	Iino Kaiun Kaisha Ltd.	388,500	2,803,042
	IKK Holdings, Inc.	45,500	225,328
#	I'll, Inc.	32,300	535,267
#	Imagica Group, Inc.	93,799	331,196
	Imasen Electric Industrial	19,400	67,659
	i-mobile Co. Ltd.	101,000	313,747
		Shares	Value»
JAPAN — (Continued)
#	Imuraya Group Co. Ltd.	21,800	$345,193
	Inaba Denki Sangyo Co. Ltd.	169,400	4,034,768
#	Inaba Seisakusho Co. Ltd.	49,800	544,411
	Inabata & Co. Ltd.	212,200	4,387,856
#	I-NE Co. Ltd.	23,200	315,836
	Ines Corp.	98,000	1,158,868
#	I-Net Corp.	57,210	606,879
	Infomart Corp.	65,000	135,621
	INFRONEER Holdings, Inc.	727,808	5,486,540
	Innotech Corp.	64,600	585,314
#	Innovation Holdings Co. Ltd.	4,000	23,616
	Inpex Corp.	3,030,900	36,170,903
	Insource Co. Ltd.	201,796	1,380,035
#	Intage Holdings, Inc.	32,000	329,036
	Integrated Design & Engineering Holdings Co. Ltd.	68,200	2,850,337
	Intelligent Wave, Inc.	29,200	200,377
	Inter Action Corp.	23,600	167,081
	Internet Initiative Japan, Inc.	360,800	6,738,221
#	Inui Global Logistics Co. Ltd.	40,500	431,796
#	IPS, Inc.	23,001	378,614
#	IR Japan Holdings Ltd.	35,200	171,554
	Iriso Electronics Co. Ltd.	80,614	1,367,746
	ISB Corp.	38,300	329,133
#	Ise Chemicals Corp.	7,800	1,365,736
#	Iseki & Co. Ltd.	88,300	533,120
#	Isetan Mitsukoshi Holdings Ltd.	265,740	4,592,342
#	Ishihara Chemical Co. Ltd.	8,100	122,470
	Ishihara Sangyo Kaisha Ltd.	154,500	1,593,682
	Ishizuka Glass Co. Ltd.	7,899	122,578
#*	Istyle, Inc.	277,600	931,894
	Isuzu Motors Ltd.	2,009,907	27,021,943
	Itfor, Inc.	97,200	901,760
#	ITmedia, Inc.	37,200	398,495
	Ito En Ltd.	207,896	4,587,363
	ITOCHU Corp.	383,700	17,667,102
	Itochu Enex Co. Ltd.	288,100	2,948,456
	Itochu-Shokuhin Co. Ltd.	24,300	1,155,549
	Itoham Yonekyu Holdings, Inc.	156,029	3,880,197
	Itoki Corp.	211,500	2,198,594
	IwaiCosmo Holdings, Inc.	94,800	1,515,608

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Iwaki Co. Ltd.	23,700	$373,213
	Iwatani Corp.	862,000	9,439,291
	Iwatsuka Confectionery Co. Ltd.	1,000	16,688
	Iyogin Holdings, Inc.	915,257	9,707,753
	Izumi Co. Ltd.	145,900	2,934,478
	J Front Retailing Co. Ltd.	994,301	13,931,219
	J Trust Co. Ltd.	132,019	438,835
	JAC Recruitment Co. Ltd.	288,800	1,269,803
	Jaccs Co. Ltd.	121,500	2,987,106
#*	Jade Group, Inc.	33,300	286,351
	JAFCO Group Co. Ltd.	282,300	4,126,015
#	JALCO Holdings, Inc.	23,600	46,057
#*	Jamco Corp.	31,500	361,749
	JANOME Corp.	79,199	511,396
	Japan Airlines Co. Ltd.	449,700	7,378,542
	Japan Airport Terminal Co. Ltd.	180,182	5,851,924
	Japan Aviation Electronics Industry Ltd.	238,700	4,321,213
#	Japan Business Systems, Inc.	10,100	59,853
#	Japan Cash Machine Co. Ltd.	66,300	492,937
#*	Japan Communications, Inc.	693,600	556,333
	Japan Elevator Service Holdings Co. Ltd.	252,400	4,885,452
#	Japan Engine Corp.	900	24,123
	Japan Exchange Group, Inc.	1,469,400	15,525,960
#	Japan Foundation Engineering Co. Ltd.	67,200	251,144
#	Japan Investment Adviser Co. Ltd.	48,800	395,810
	Japan Lifeline Co. Ltd.	221,400	2,029,381
	Japan Material Co. Ltd.	203,600	2,273,045
	Japan Medical Dynamic Marketing, Inc.	79,841	319,152
	Japan Oil Transportation Co. Ltd.	8,479	149,960
	Japan Petroleum Exploration Co. Ltd.	429,000	3,042,193
		Shares	Value»
JAPAN — (Continued)
	Japan Post Bank Co. Ltd.	681,300	$7,047,304
	Japan Post Holdings Co. Ltd.	1,043,700	10,900,409
	Japan Post Insurance Co. Ltd.	231,300	4,507,489
	Japan Property Management Center Co. Ltd.	52,300	373,760
	Japan Pulp & Paper Co. Ltd.	591,000	2,468,220
#	Japan Pure Chemical Co. Ltd.	2,200	44,300
	Japan Securities Finance Co. Ltd.	430,900	5,305,438
	Japan Steel Works Ltd.	124,400	4,399,850
#	Japan System Techniques Co. Ltd.	44,400	527,469
	Japan Tobacco, Inc.	1,285,000	32,736,429
	Japan Transcity Corp.	157,600	1,054,974
	Japan Wool Textile Co. Ltd.	225,700	1,931,224
	JBCC Holdings, Inc.	54,100	1,673,934
	JCR Pharmaceuticals Co. Ltd.	51,699	183,144
	JCU Corp.	105,600	2,451,964
	JDC Corp.	170,700	546,428
	Jeol Ltd.	164,800	6,073,799
	JFE Holdings, Inc.	1,111,008	12,848,184
	JFE Systems, Inc.	11,700	263,067
	JGC Holdings Corp.	755,900	6,346,586
	Jichodo Co. Ltd.	100	6,057
#*	JIG-SAW, Inc.	13,200	282,405
#*	Jimoto Holdings, Inc.	52,010	109,649
	JINS Holdings, Inc.	53,600	2,444,716
	JINUSHI Co. Ltd.	62,900	899,545
	JK Holdings Co. Ltd.	69,700	449,704
	J-Lease Co. Ltd.	55,200	445,382
#	JM Holdings Co. Ltd.	71,100	1,101,358
	JMS Co. Ltd.	135,940	390,145
	J-Oil Mills, Inc.	93,100	1,223,543
#	Joshin Denki Co. Ltd.	83,717	1,274,939
	Joyful Honda Co. Ltd.	90,000	1,085,354
#	JP-Holdings, Inc.	276,500	1,161,629
#	JSB Co. Ltd.	29,400	603,107
#	JSP Corp.	50,700	697,961
	JTEKT Corp.	788,399	6,197,493
#*	Juki Corp.	135,799	332,068
	Juroku Financial Group, Inc.	141,900	4,260,752
	Justsystems Corp.	114,899	2,484,094
	JVCKenwood Corp.	847,570	9,821,492
#	K&O Energy Group, Inc.	59,600	1,252,623
	Kadokawa Corp.	137,505	2,909,320

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kadoya Sesame Mills, Inc.	8,500	$198,757
	Kaga Electronics Co. Ltd.	172,200	3,083,707
	Kagome Co. Ltd.	148,500	2,782,164
	Kajima Corp.	568,600	10,110,317
	Kakaku.com, Inc.	389,200	6,095,078
	Kaken Pharmaceutical Co. Ltd.	60,100	1,632,320
#	Kakiyasu Honten Co. Ltd.	22,000	398,554
#	Kamakura Shinsho Ltd.	76,800	250,667
	Kameda Seika Co. Ltd.	27,000	678,376
	Kamei Corp.	115,400	1,324,553
	Kamigumi Co. Ltd.	289,900	6,315,914
	Kanaden Corp.	81,200	774,537
	Kanadevia Corp.	820,700	5,648,408
#	Kanagawa Chuo Kotsu Co. Ltd.	20,500	499,953
	Kanamic Network Co. Ltd.	91,900	267,550
	Kanamoto Co. Ltd.	143,359	2,884,886
	Kandenko Co. Ltd.	474,600	7,596,075
	Kaneka Corp.	212,600	5,160,790
	Kaneko Seeds Co. Ltd.	18,700	171,633
	Kanematsu Corp.	420,400	7,034,014
#	Kanemi Co. Ltd.	3,400	74,262
	Kanro, Inc.	17,400	404,014
	Kansai Electric Power Co., Inc.	601,500	6,636,214
	Kansai Paint Co. Ltd.	450,900	6,110,711
	Kanto Denka Kogyo Co. Ltd.	206,218	1,266,931
	Kao Corp.	234,400	9,294,506
*	Kaonavi, Inc.	9,300	121,216
#	Kappa Create Co. Ltd.	19,500	183,397
#	Kasumigaseki Capital Co. Ltd.	5,900	564,327
	Katakura Industries Co. Ltd.	110,700	1,472,444
	Katitas Co. Ltd.	201,377	2,815,423
	Kato Sangyo Co. Ltd.	83,300	2,352,495
	Kato Works Co. Ltd.	47,226	403,040
	Kawada Technologies, Inc.	76,400	1,329,941
	Kawagishi Bridge Works Co. Ltd.	6,000	142,069
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	475,242
	Kawasaki Heavy Industries Ltd.	149,900	6,770,602
		Shares	Value»
JAPAN — (Continued)
#	Kawasaki Kisen Kaisha Ltd.	555,798	$7,033,466
	KDDI Corp.	1,712,100	57,040,309
#	KeePer Technical Laboratory Co. Ltd.	61,300	1,758,850
	Keihan Holdings Co. Ltd.	252,377	5,435,167
#	Keihanshin Building Co. Ltd.	109,800	1,058,615
	Keihin Co. Ltd.	9,500	127,206
#	Keikyu Corp.	372,000	3,261,208
	Keio Corp.	170,600	4,315,809
#	Keisei Electric Railway Co. Ltd.	410,244	3,912,566
	KEIWA, Inc.	10,800	70,555
	Keiyo Bank Ltd.	629,255	3,301,262
	KEL Corp.	11,500	105,433
	Kenko Mayonnaise Co. Ltd.	49,730	576,740
	Kewpie Corp.	230,400	4,477,242
	Keyence Corp.	45,820	19,735,074
	KH Neochem Co. Ltd.	148,199	2,002,686
#	Kibun Foods, Inc.	28,800	203,441
	Kikkoman Corp.	590,550	6,180,838
	Kimoto Co. Ltd.	64,200	129,875
#	Kimura Chemical Plants Co. Ltd.	73,400	391,504
#	Kimura Unity Co. Ltd.	17,000	171,280
	Kinden Corp.	327,600	6,701,398
#	King Jim Co. Ltd.	9,300	51,731
#	Kintetsu Department Store Co. Ltd.	28,200	407,788
	Kintetsu Group Holdings Co. Ltd.	284,798	6,141,876
	Kirin Holdings Co. Ltd.	884,780	11,195,898
	Kissei Pharmaceutical Co. Ltd.	147,200	3,748,598
#	Ki-Star Real Estate Co. Ltd.	46,800	1,304,804
	Kitagawa Corp.	36,781	283,608
#	Kita-Nippon Bank Ltd.	38,400	772,635
	Kitano Construction Corp.	15,500	441,345
	Kitz Corp.	374,100	2,821,423
	Kiyo Bank Ltd.	486,800	7,244,274
#*	KLab, Inc.	156,400	147,484
#*	KNT-CT Holdings Co. Ltd.	38,800	299,096
#	Koa Corp.	145,100	919,661
#	Koa Shoji Holdings Co. Ltd.	29,400	117,550
#	Koatsu Gas Kogyo Co. Ltd.	156,186	838,723
#	Kobayashi Pharmaceutical Co. Ltd.	67,200	2,505,153
	Kobe Bussan Co. Ltd.	209,899	4,769,857

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kobe Electric Railway Co. Ltd.	15,400	$242,382
	Kobe Steel Ltd.	1,273,682	13,561,445
#	Koei Tecmo Holdings Co. Ltd.	134,200	1,675,016
	Kohnan Shoji Co. Ltd.	121,800	2,831,526
	Kohoku Kogyo Co. Ltd.	8,700	151,775
	Kohsoku Corp.	39,800	638,887
	Koike Sanso Kogyo Co. Ltd.	3,300	129,290
	Koike-ya, Inc.	4,500	137,088
	Koito Manufacturing Co. Ltd.	583,899	7,678,077
#	Kojima Co. Ltd.	160,400	1,029,077
	Kokuyo Co. Ltd.	319,764	5,557,869
	Komatsu Ltd.	1,366,800	41,227,125
	Komatsu Matere Co. Ltd.	117,300	612,508
	Komatsu Wall Industry Co. Ltd.	77,000	744,622
	KOMEDA Holdings Co. Ltd.	209,200	3,721,669
#	Komehyo Holdings Co. Ltd.	34,900	915,658
	Komeri Co. Ltd.	142,500	2,790,220
	Komori Corp.	199,113	1,563,783
#*	Konaka Co. Ltd.	107,880	156,278
	Konami Group Corp.	134,762	12,405,254
	Kondotec, Inc.	69,800	604,037
	Konica Minolta, Inc.	1,917,800	7,763,162
	Konishi Co. Ltd.	221,000	1,818,445
	Konoike Transport Co. Ltd.	117,400	2,389,252
#	Konoshima Chemical Co. Ltd.	31,800	344,565
#	Kosaido Holdings Co. Ltd.	268,500	919,713
	Kose Corp.	33,300	1,472,428
#	Koshidaka Holdings Co. Ltd.	243,724	1,672,144
#	Kotobuki Spirits Co. Ltd.	386,299	5,645,003
#*	Kourakuen Corp.	6,800	45,913
	Kozo Keikaku Engineering Holdings, Inc.	9,500	270,812
	KPP Group Holdings Co. Ltd.	132,600	569,288
	Krosaki Harima Corp.	111,000	1,780,462
	KRS Corp.	58,467	831,583
#	K's Holdings Corp.	702,680	6,456,686
	KU Holdings Co. Ltd.	56,100	407,599
	Kubota Corp. (6326 JP)	823,900	10,334,448
		Shares	Value»
JAPAN — (Continued)
#	Kubota Corp. (KUBTY US), Sponsored ADR	39,134	$2,447,832
	Kumagai Gumi Co. Ltd.	197,600	4,889,357
	Kumiai Chemical Industry Co. Ltd.	317,665	1,552,498
#	Kura Sushi, Inc.	74,299	1,316,773
#	Kurabo Industries Ltd.	77,614	2,895,890
	Kuraray Co. Ltd.	1,336,000	19,559,148
	Kureha Corp.	220,900	3,965,254
	Kurimoto Ltd.	50,000	1,441,981
	Kurita Water Industries Ltd.	227,600	7,927,096
	Kuriyama Holdings Corp.	65,700	530,043
	Kushikatsu Tanaka Holdings Co.	15,700	134,853
	Kusuri No. Aoki Holdings Co. Ltd.	206,300	4,395,311
	KYB Corp.	194,400	3,673,502
	Kyocera Corp.	1,554,220	16,132,480
	Kyodo Printing Co. Ltd.	37,100	1,018,127
	Kyoei Steel Ltd.	100,376	1,227,654
#	Kyokuto Boeki Kaisha Ltd.	45,618	452,067
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	2,368,359
#	Kyokuto Securities Co. Ltd.	107,143	1,145,682
	Kyokuyo Co. Ltd.	44,100	1,173,294
	Kyorin Pharmaceutical Co. Ltd.	187,100	1,773,031
	KYORITSU Co. Ltd.	170,500	193,040
#	Kyoritsu Maintenance Co. Ltd.	248,199	4,911,291
	Kyosan Electric Manufacturing Co. Ltd.	162,500	533,241
	Kyoto Financial Group, Inc.	480,644	7,228,037
#	Kyowa Electronic Instruments Co. Ltd.	37,700	97,347
	Kyowa Kirin Co. Ltd.	296,063	4,411,842
	Kyowa Leather Cloth Co. Ltd.	41,224	185,416
	Kyudenko Corp.	176,800	6,001,596
	Kyushu Electric Power Co., Inc.	554,100	4,801,501
	Kyushu Financial Group, Inc.	1,202,748	6,084,039
	Kyushu Leasing Service Co. Ltd.	3,300	21,491
	Kyushu Railway Co.	215,100	5,230,582
#	LA Holdings Co. Ltd.	16,200	630,855

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lacto Japan Co. Ltd.	40,900	$820,289
	Lasertec Corp.	102,400	10,649,953
#	LEC, Inc.	87,800	714,616
	Leopalace21 Corp.	701,200	2,494,870
	Life Corp.	109,400	2,538,167
#	Lifedrink Co., Inc.	114,200	1,576,427
	LIFULL Co. Ltd.	299,700	384,289
#	LIKE, Inc.	37,200	346,801
#	Link & Motivation, Inc.	188,400	657,009
	Lintec Corp.	174,200	3,257,457
	Lion Corp.	594,001	6,359,102
#	LITALICO, Inc.	90,100	639,909
	Lixil Corp.	1,025,619	11,544,238
#	Loadstar Capital KK	20,000	349,921
	Look Holdings, Inc.	31,700	457,766
	Luckland Co. Ltd.	4,600	54,756
	LY Corp.	1,622,283	4,738,571
	M3, Inc.	326,959	2,967,491
	Mabuchi Motor Co. Ltd.	251,500	3,453,888
	Macbee Planet, Inc.	7,100	148,178
	Macnica Holdings, Inc.	616,650	7,237,877
	Macromill, Inc.	176,200	1,418,723
	Maeda Kosen Co. Ltd.	203,200	2,516,621
	Maezawa Industries, Inc.	51,900	400,284
	Maezawa Kasei Industries Co. Ltd.	55,800	620,314
	Maezawa Kyuso Industries Co. Ltd.	82,500	705,326
	Makino Milling Machine Co. Ltd.	113,188	8,455,649
	Makita Corp. (6586 JP)	305,791	9,042,994
	Makita Corp. (MKTAY US), Sponsored ADR	800	23,736
	Mamiya-Op Co. Ltd.	800	8,604
#	Mammy Mart Corp.	2,400	62,854
#	Management Solutions Co. Ltd.	47,400	523,769
	Mandom Corp.	163,500	1,294,421
#	Mani, Inc.	208,300	1,937,867
	MarkLines Co. Ltd.	45,600	647,170
#	Mars Group Holdings Corp.	34,500	704,196
	Marubeni Corp.	759,159	11,286,840
	Marubun Corp.	84,200	601,352
	Marudai Food Co. Ltd.	110,414	1,178,250
	Maruha Nichiro Corp.	203,197	3,917,761
	Marui Group Co. Ltd.	465,900	7,763,266
	Maruichi Steel Tube Ltd.	178,400	3,878,988
		Shares	Value»
JAPAN — (Continued)
	MARUKA FURUSATO Corp.	75,776	$1,146,098
	Marusan Securities Co. Ltd.	196,300	1,282,898
	Maruwa Co. Ltd.	20,700	5,068,205
	Maruyama Manufacturing Co., Inc.	7,900	100,887
	Maruzen CHI Holdings Co. Ltd.	80,600	162,601
	Maruzen Co. Ltd.	26,400	564,649
	Maruzen Showa Unyu Co. Ltd.	57,400	2,202,043
	Marvelous, Inc.	14,900	55,298
	Matching Service Japan Co. Ltd.	29,900	210,163
	Matsuda Sangyo Co. Ltd.	63,362	1,277,138
#	Matsui Construction Co. Ltd.	77,700	424,326
	Matsui Securities Co. Ltd.	441,700	2,323,661
	MatsukiyoCocokara & Co.	671,155	9,933,849
#	Matsuoka Corp.	10,400	130,835
#	Matsuya Co. Ltd.	49,200	340,144
	Matsuyafoods Holdings Co. Ltd.	18,200	713,143
	Max Co. Ltd.	90,000	2,298,028
	Maxell Ltd.	254,642	3,281,016
	Maxvalu Tokai Co. Ltd.	29,700	625,242
	Mazda Motor Corp.	1,992,741	13,625,123
#	McDonald's Holdings Co. Japan Ltd.	96,300	3,631,247
	MCJ Co. Ltd.	369,300	3,236,046
	Mebuki Financial Group, Inc.	3,021,591	13,360,009
#	MEC Co. Ltd.	44,500	921,485
#	Media Do Co. Ltd.	30,017	300,917
#	Medical Data Vision Co. Ltd.	94,800	319,421
#	Medical System Network Co. Ltd.	105,900	273,800
	Medikit Co. Ltd.	1,200	20,315
	Medipal Holdings Corp.	478,700	7,197,111
#	Medius Holdings Co. Ltd.	14,000	80,411
#*	Medley, Inc.	28,700	750,433
	MedPeer, Inc.	16,100	48,058
	Megachips Corp.	58,200	2,185,176
	Megmilk Snow Brand Co. Ltd.	216,500	3,709,722
	Meidensha Corp.	165,300	4,225,132
#	Meiho Facility Works Ltd.	18,000	104,541

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meiji Electric Industries Co. Ltd.	24,300	$227,848
	MEIJI Holdings Co. Ltd.	379,540	7,639,194
#	Meiji Shipping Group Co. Ltd.	65,900	288,384
	Meiko Electronics Co. Ltd.	126,300	7,335,630
	Meisei Industrial Co. Ltd.	139,200	1,260,361
	MEITEC Group Holdings, Inc.	334,900	6,502,869
	Meito Sangyo Co. Ltd.	40,600	513,797
	Meiwa Corp.	106,000	471,979
#	Meiwa Estate Co. Ltd.	36,400	237,288
	Melco Holdings, Inc.	22,500	312,472
	Menicon Co. Ltd.	311,199	2,792,359
*	Mercari, Inc.	351,100	4,239,486
	Mercuria Holdings Co. Ltd.	15,400	71,206
	METAWATER Co. Ltd.	60,400	718,055
	Micronics Japan Co. Ltd.	97,900	2,370,450
#*	Microwave Chemical Co. Ltd.	4,700	18,084
#	Midac Holdings Co. Ltd.	40,100	426,966
	Mie Kotsu Group Holdings, Inc.	235,561	783,332
#	Migalo Holdings, Inc.	8,200	218,308
	Mikuni Corp.	87,278	177,841
	Milbon Co. Ltd.	58,572	1,203,930
	MIMAKI ENGINEERING Co. Ltd.	87,300	827,723
	Minebea Mitsumi, Inc.	673,526	10,809,209
#	Ministop Co. Ltd.	59,500	661,332
	Mirai Industry Co. Ltd.	10,100	238,539
#	Miraial Co. Ltd.	35,800	286,242
	Mirait One Corp.	359,210	5,334,576
	Mirarth Holdings, Inc.	367,100	1,233,852
#	Miroku Jyoho Service Co. Ltd.	79,400	977,447
	MISUMI Group, Inc.	223,500	3,577,248
	Mitani Corp.	141,600	1,787,254
	Mitani Sekisan Co. Ltd.	10,800	353,316
#	Mito Securities Co. Ltd.	286,700	1,073,252
	Mitsuba Corp.	160,200	908,462
	Mitsubishi Chemical Group Corp.	5,014,260	25,611,122
	Mitsubishi Corp.	1,678,800	26,775,552
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Electric Corp.	771,600	$12,647,268
	Mitsubishi Estate Co. Ltd.	594,720	8,641,872
	Mitsubishi Gas Chemical Co., Inc.	519,700	9,082,273
	Mitsubishi HC Capital, Inc.	3,511,270	23,350,233
	Mitsubishi Heavy Industries Ltd.	853,000	12,483,863
	Mitsubishi Kakoki Kaisha Ltd.	29,700	684,605
	Mitsubishi Logisnext Co. Ltd.	194,000	2,484,724
	Mitsubishi Logistics Corp.	665,495	4,754,287
#	Mitsubishi Materials Corp.	417,120	6,546,973
	Mitsubishi Motors Corp.	2,479,199	7,353,657
#	Mitsubishi Paper Mills Ltd.	125,600	489,939
	Mitsubishi Pencil Co. Ltd.	67,500	965,036
	Mitsubishi Research Institute, Inc.	37,100	1,154,293
	Mitsubishi Shokuhin Co. Ltd.	76,200	2,442,629
	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	624,396
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	6,213,700	78,580,876
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	603,097	7,605,053
	Mitsuboshi Belting Ltd.	94,600	2,395,185
	Mitsui & Co. Ltd. (8031 JP)	1,170,590	23,168,301
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,806	7,408,812
	Mitsui Chemicals, Inc.	331,589	7,271,560
	Mitsui DM Sugar Holdings Co. Ltd.	83,900	1,858,286
#	Mitsui E&S Co. Ltd.	386,519	3,915,661
	Mitsui Fudosan Co. Ltd.	1,418,500	12,803,082
#	Mitsui High-Tec, Inc.	428,000	2,487,063
#	Mitsui Matsushima Holdings Co. Ltd.	49,700	1,382,370
	Mitsui Mining & Smelting Co. Ltd.	237,400	6,999,229
#	Mitsui OSK Lines Ltd.	562,700	19,122,075

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui-Soko Holdings Co. Ltd.	120,800	$5,982,003
	Mitsuuroko Group Holdings Co. Ltd.	132,600	1,542,046
	Miura Co. Ltd.	134,800	3,248,337
	MIXI, Inc.	164,100	3,402,782
#	Miyaji Engineering Group, Inc.	108,000	1,359,586
	Miyazaki Bank Ltd.	108,300	2,284,165
	Miyoshi Oil & Fat Co. Ltd.	31,045	331,438
	Mizuho Financial Group, Inc. (8411 JP)	1,707,696	47,022,789
	Mizuho Leasing Co. Ltd.	803,600	5,259,464
#	Mizuho Medy Co. Ltd.	27,300	266,102
	Mizuno Corp.	92,321	5,155,654
	Mochida Pharmaceutical Co. Ltd.	52,098	1,130,473
	Modec, Inc.	65,500	1,346,457
#	Monogatari Corp.	126,000	2,716,827
	MonotaRO Co. Ltd.	364,300	6,276,383
	MORESCO Corp.	10,100	83,523
	Mori-Gumi Co. Ltd.	51,800	104,442
	Morinaga & Co. Ltd.	314,800	5,426,241
	Morinaga Milk Industry Co. Ltd.	358,800	6,712,214
#	Moriroku Holdings Co. Ltd.	23,362	303,115
	Morita Holdings Corp.	149,900	2,150,402
	Morito Co. Ltd.	74,100	731,713
#	Morozoff Ltd.	58,194	616,226
#	Mory Industries, Inc.	24,100	714,589
	MOS Food Services, Inc.	20,500	463,806
	MrMax Holdings Ltd.	126,600	558,895
	MS&AD Insurance Group Holdings, Inc.	1,130,922	23,448,420
	MTI Ltd.	7,200	47,893
	Mugen Estate Co. Ltd.	57,251	681,627
	m-up Holdings, Inc.	111,700	1,150,196
	Murakami Corp.	2,100	72,448
	Murata Manufacturing Co. Ltd.	576,660	9,059,786
	Musashi Seimitsu Industry Co. Ltd.	227,200	4,461,192
	Musashino Bank Ltd.	150,101	3,138,500
	Muto Seiko Co.	5,000	53,861
	Mutoh Holdings Co. Ltd.	7,700	140,616
	Nabtesco Corp.	201,500	3,603,065
#	NAC Co. Ltd.	78,800	308,200
#	Nachi-Fujikoshi Corp.	69,264	1,478,133
	Nadex Co. Ltd.	4,600	26,128
		Shares	Value»
JAPAN — (Continued)
#	Nafco Co. Ltd.	27,100	$331,849
#	Nagano Keiki Co. Ltd.	61,000	868,792
	Nagase & Co. Ltd.	454,400	8,534,958
#	Nagase Brothers, Inc.	21,400	259,424
#	Nagawa Co. Ltd.	6,900	288,261
#	Nagoya Railroad Co. Ltd.	364,099	4,062,563
	Naigai Trans Line Ltd.	26,700	451,554
	Nakabayashi Co. Ltd.	135,300	461,769
#	Nakamoto Packs Co. Ltd.	18,300	206,364
	Nakamuraya Co. Ltd.	15,500	315,885
	Nakanishi, Inc.	158,600	2,616,132
#	Nakano Corp.	8,100	37,917
	Nakayama Steel Works Ltd.	182,100	901,434
#	Namura Shipbuilding Co. Ltd.	162,548	2,087,053
	Nankai Electric Railway Co. Ltd.	267,000	4,421,565
	Nanto Bank Ltd.	151,101	3,430,401
	Narasaki Sangyo Co. Ltd.	13,400	231,298
	Nasu Denki Tekko Co. Ltd.	1,000	76,400
	Natori Co. Ltd.	29,400	412,716
	NCD Co. Ltd./Shinagawa	8,600	155,865
	NEC Capital Solutions Ltd.	53,100	1,353,046
	NEC Corp.	80,680	8,001,747
	NEOJAPAN, Inc.	3,100	33,415
	Neturen Co. Ltd.	143,000	920,953
#	New Art Holdings Co. Ltd.	18,600	208,211
*	New Japan Chemical Co. Ltd.	3,600	4,718
	Nexon Co. Ltd.	180,200	2,340,970
#	Nextage Co. Ltd.	191,300	1,846,539
#*	NexTone, Inc.	8,300	74,532
#	NF Holdings Corp.	3,700	30,232
	NGK Insulators Ltd.	768,388	9,860,207
	NH Foods Ltd.	266,699	8,704,876
	NHK Spring Co. Ltd.	824,637	10,510,413
#	Nicca Chemical Co. Ltd.	45,801	334,290
	Nice Corp.	27,761	257,079
	Nichia Steel Works Ltd.	133,401	259,058
	Nichias Corp.	321,500	10,522,634
#	Nichiban Co. Ltd.	47,100	624,771
	Nichicon Corp.	234,700	1,655,417
#	Nichiden Corp.	52,600	1,032,297
	Nichiha Corp.	105,500	1,971,960
	Nichimo Co. Ltd.	16,259	203,100
	Nichirei Corp.	389,199	9,888,634
	Nichireki Group Co. Ltd.	108,900	1,696,969

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichirin Co. Ltd.	55,030	$1,216,785
	NIDEC Corp. (6594 JP)	657,587	11,357,533
	Nifco, Inc.	300,300	7,176,722
#	Nihon Chouzai Co. Ltd.	62,927	541,937
	Nihon Dempa Kogyo Co. Ltd.	102,600	572,692
	Nihon Dengi Co. Ltd.	14,400	352,859
	Nihon Denkei Co. Ltd.	30,300	364,855
	Nihon Flush Co. Ltd.	78,400	407,455
#	Nihon House Holdings Co. Ltd.	194,377	406,697
	Nihon Kagaku Sangyo Co. Ltd.	54,300	497,653
#	Nihon M&A Center Holdings, Inc.	1,196,199	4,668,290
	Nihon Nohyaku Co. Ltd.	191,500	933,066
	Nihon Parkerizing Co. Ltd.	296,200	2,415,440
	Nihon Plast Co. Ltd.	78,471	171,915
	Nihon Tokushu Toryo Co. Ltd.	79,400	671,560
	Nihon Trim Co. Ltd.	10,500	249,983
#	Nihon Yamamura Glass Co. Ltd.	14,500	144,907
#	Niitaka Co. Ltd.	10,200	125,890
	Nikkiso Co. Ltd.	214,300	1,400,129
	Nikko Co. Ltd.	113,400	518,502
	Nikkon Holdings Co. Ltd.	495,400	7,209,277
#	Nikon Corp.	783,700	8,396,166
	Nintendo Co. Ltd.	251,111	16,474,048
	Nippi, Inc.	8,500	311,006
	Nippn Corp.	250,900	3,509,200
	Nippon Air Conditioning Services Co. Ltd.	91,700	652,877
	Nippon Aqua Co. Ltd.	49,400	244,372
#	Nippon Avionics Co. Ltd.	26,000	362,844
	Nippon Beet Sugar Manufacturing Co. Ltd.	52,241	794,685
	Nippon Carbide Industries Co., Inc.	44,600	512,479
	Nippon Carbon Co. Ltd.	35,500	984,075
	Nippon Chemical Industrial Co. Ltd.	36,700	558,481
#*	Nippon Chemi-Con Corp.	89,400	575,805
#	Nippon Coke & Engineering Co. Ltd.	848,555	522,908
		Shares	Value»
JAPAN — (Continued)
#	Nippon Concept Corp.	32,900	$387,914
	Nippon Concrete Industries Co. Ltd.	221,101	531,267
	Nippon Denko Co. Ltd.	533,650	960,353
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,153,665
	Nippon Dry-Chemical Co. Ltd.	6,200	161,139
	Nippon Electric Glass Co. Ltd.	325,401	6,989,966
	NIPPON EXPRESS HOLDINGS, Inc.	825,228	13,375,344
	Nippon Felt Co. Ltd.	15,100	45,434
#	Nippon Fine Chemical Co. Ltd.	43,300	628,912
	Nippon Gas Co. Ltd.	544,500	7,635,416
	Nippon Hume Corp.	104,600	1,030,782
	Nippon Kayaku Co. Ltd.	493,400	4,038,049
	Nippon Kodoshi Corp.	37,300	450,124
	Nippon Light Metal Holdings Co. Ltd.	274,328	2,809,458
	Nippon Paint Holdings Co. Ltd.	1,151,400	7,255,313
#	Nippon Paper Industries Co. Ltd.	485,096	2,769,526
	Nippon Parking Development Co. Ltd.	932,000	1,271,146
	Nippon Rietec Co. Ltd.	17,500	153,297
	Nippon Road Co. Ltd.	83,000	976,550
	Nippon Sanso Holdings Corp.	348,000	9,855,546
	Nippon Seiki Co. Ltd.	254,300	1,827,217
#	Nippon Seisen Co. Ltd.	41,500	366,175
	Nippon Sharyo Ltd.	34,399	492,723
*	Nippon Sheet Glass Co. Ltd.	449,260	1,094,714
	Nippon Shinyaku Co. Ltd.	192,894	4,667,407
	Nippon Shokubai Co. Ltd.	426,700	5,176,237
	Nippon Signal Co. Ltd.	276,450	1,617,905
	Nippon Soda Co. Ltd.	216,600	4,019,093
	Nippon Steel Corp.	1,059,379	21,991,613
	Nippon Telegraph & Telephone Corp.	14,775,000	14,545,257
	Nippon Television Holdings, Inc.	23,800	439,352
	Nippon Thompson Co. Ltd.	350,000	1,152,350

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Tungsten Co. Ltd.	9,800	$78,182
#	Nippon Yakin Kogyo Co. Ltd.	59,660	1,540,110
	Nippon Yusen KK	721,690	22,649,180
	Nipro Corp.	713,201	6,661,930
	Nishikawa Rubber Co. Ltd.	3,400	47,100
	Nishimatsu Construction Co. Ltd.	150,000	4,873,461
#	Nishimatsuya Chain Co. Ltd.	144,900	2,171,490
	Nishi-Nippon Financial Holdings, Inc.	635,014	8,713,227
	Nishi-Nippon Railroad Co. Ltd.	163,600	2,365,619
	Nishio Holdings Co. Ltd.	95,200	2,617,319
	Nissan Chemical Corp.	283,260	8,522,523
#	Nissan Motor Co. Ltd.	4,062,013	11,115,394
#	Nissan Shatai Co. Ltd.	234,300	1,553,720
#	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	399,218
	Nissei ASB Machine Co. Ltd.	27,200	947,744
#	Nissei Plastic Industrial Co. Ltd.	53,368	330,486
	Nissha Co. Ltd.	185,183	1,933,805
	Nisshin Group Holdings Co. Ltd.	136,100	460,337
	Nisshin Oillio Group Ltd.	136,600	4,383,025
	Nisshin Seifun Group, Inc.	591,045	6,646,668
	Nisshinbo Holdings, Inc.	681,241	3,897,420
	Nissin Corp.	54,697	1,593,477
	Nissin Foods Holdings Co. Ltd.	101,625	2,272,326
#	Nisso Holdings Co. Ltd.	58,600	291,446
	Nissui Corp.	1,451,900	8,000,277
	Niterra Co. Ltd.	505,400	16,669,230
	Nitori Holdings Co. Ltd.	62,600	7,330,746
	Nitta Corp.	80,200	1,863,055
	Nitta Gelatin, Inc.	56,263	260,431
	Nittetsu Mining Co. Ltd.	64,402	1,964,346
	Nitto Denko Corp.	1,680,500	29,810,703
	Nitto Fuji Flour Milling Co. Ltd.	3,600	151,038
#	Nitto Kogyo Corp.	118,100	2,209,848
#	Nitto Kohki Co. Ltd.	58,400	879,202
		Shares	Value»
JAPAN — (Continued)
	Nitto Seiko Co. Ltd.	131,805	$492,838
	Nittoc Construction Co. Ltd.	84,949	580,673
	Nittoku Co. Ltd.	29,600	401,061
#	NJS Co. Ltd.	22,900	579,734
	Noda Corp.	44,452	202,197
	Noevir Holdings Co. Ltd.	53,400	1,591,073
	NOF Corp.	415,700	5,530,637
	Nohmi Bosai Ltd.	69,400	1,379,172
	Nojima Corp.	392,000	5,892,020
	NOK Corp.	343,200	5,192,782
	Nomura Holdings, Inc. (8604 JP)	2,202,698	14,320,585
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	122,223	792,005
#	Nomura Micro Science Co. Ltd.	13,600	226,056
	Nomura Real Estate Holdings, Inc.	268,600	7,139,022
	Nomura Research Institute Ltd.	328,585	11,101,973
	Noritake Co. Ltd.	96,000	2,379,464
	Noritsu Koki Co. Ltd.	96,600	3,123,671
#	Noritz Corp.	146,500	1,603,558
	North Pacific Bank Ltd.	1,264,600	4,274,146
	Nozawa Corp.	30,300	166,358
#	NPC, Inc.	27,000	159,079
	NPR-RIKEN Corp.	121,580	1,985,830
	NS Solutions Corp.	141,800	3,606,932
	NS Tool Co. Ltd.	47,200	231,156
	NS United Kaiun Kaisha Ltd.	60,800	1,534,444
	NSD Co. Ltd.	206,978	4,370,117
	NSK Ltd.	1,246,746	5,411,887
	NSW, Inc.	34,700	648,476
	NTN Corp.	2,014,300	3,226,476
	NTT Data Group Corp.	775,700	15,053,696
	Oat Agrio Co. Ltd.	27,500	351,869
#	Obara Group, Inc.	38,600	943,938
	Obayashi Corp.	884,000	11,872,229
	OBIC Business Consultants Co. Ltd.	15,400	771,992
	Obic Co. Ltd.	234,300	6,997,430
#	Odakyu Electric Railway Co. Ltd.	489,399	4,641,909
#	Oenon Holdings, Inc.	183,600	452,586
	Ogaki Kyoritsu Bank Ltd.	207,846	2,870,452
#	Ohara, Inc.	37,400	271,163
#	Ohashi Technica, Inc.	47,100	608,942
	Ohba Co. Ltd.	19,400	122,350
	Ohsho Food Service Corp.	89,400	1,664,480

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	OIE Sangyo Co. Ltd.	11,800	$145,865
	Oiles Corp.	88,001	1,383,348
	Oita Bank Ltd.	64,600	1,310,177
	Oji Holdings Corp.	2,263,100	9,140,141
	Okabe Co. Ltd.	150,900	715,094
	Okada Aiyon Corp.	21,000	262,511
	Okamoto Industries, Inc.	37,600	1,285,772
	Okamoto Machine Tool Works Ltd.	21,561	520,843
	Okamura Corp.	260,400	3,328,951
	Okasan Securities Group, Inc.	678,378	2,803,843
	Oki Electric Industry Co. Ltd.	416,378	2,603,332
	Okinawa Cellular Telephone Co.	81,700	2,243,310
	Okinawa Electric Power Co., Inc.	117,158	677,715
	Okinawa Financial Group, Inc.	99,640	1,699,457
	OKUMA Corp.	229,600	5,178,777
	Okumura Corp.	130,400	3,280,326
	Okura Industrial Co. Ltd.	37,051	720,861
#	Okuwa Co. Ltd.	137,647	706,688
	Olympus Corp.	230,600	3,499,585
	Omron Corp.	213,800	7,053,181
	Ono Pharmaceutical Co. Ltd.	758,200	7,887,830
	Onoken Co. Ltd.	135,300	1,351,476
	Onward Holdings Co. Ltd.	382,896	1,533,420
	Ootoya Holdings Co. Ltd.	8,300	272,037
	Open House Group Co. Ltd.	298,598	9,768,181
	Open Up Group, Inc.	107,400	1,304,728
	Optex Group Co. Ltd.	112,460	1,189,580
#*	Optim Corp.	64,400	318,998
	Optorun Co. Ltd.	108,000	1,257,902
	Oracle Corp. Japan	52,973	4,835,895
#	Organo Corp.	97,500	4,826,310
	Orient Corp.	250,444	1,318,125
#	Oriental Land Co. Ltd.	553,700	12,443,895
	Oriental Shiraishi Corp.	571,300	1,453,168
	Origin Co. Ltd.	25,500	180,826
	ORIX Corp. (8591 JP)	1,137,800	24,033,548
#	ORIX Corp. (IX US), Sponsored ADR	5,011	530,114
#	Oro Co. Ltd.	30,500	485,304
	Osaka Gas Co. Ltd.	346,400	6,810,474
#	Osaka Organic Chemical Industry Ltd.	70,000	1,224,368
		Shares	Value»
JAPAN — (Continued)
#	Osaka Steel Co. Ltd.	14,000	$210,853
#	OSAKA Titanium Technologies Co. Ltd.	119,900	1,458,305
#	Osaki Electric Co. Ltd.	194,600	941,941
	OSG Corp.	281,100	3,111,057
	Otsuka Corp.	260,600	5,875,152
	Otsuka Holdings Co. Ltd.	163,100	8,516,622
#	OUG Holdings, Inc.	3,900	65,208
	Oyo Corp.	103,300	1,717,009
#	Ozu Corp.	7,200	79,001
	Pacific Industrial Co. Ltd.	197,400	1,932,875
#*	Pacific Metals Co. Ltd.	78,958	782,983
	Pack Corp.	58,000	1,317,744
	PAL GROUP Holdings Co. Ltd.	212,200	4,681,519
	PALTAC Corp.	93,158	2,603,167
	Pan Pacific International Holdings Corp.	422,200	11,754,609
	Panasonic Holdings Corp.	2,188,742	22,333,305
	Paraca, Inc.	22,122	262,947
	Paramount Bed Holdings Co. Ltd.	141,800	2,560,873
	Park24 Co. Ltd.	385,001	5,083,387
	Parker Corp.	6,000	32,018
	Pasona Group, Inc.	101,600	1,313,375
#	Pegasus Co. Ltd.	122,956	389,735
	Penta-Ocean Construction Co. Ltd.	1,444,700	6,094,274
#	People Dreams & Technologies Group Co. Ltd.	17,800	184,505
*	PeptiDream, Inc.	334,600	4,592,340
	Persol Holdings Co. Ltd.	5,812,601	8,855,692
#	Pharma Foods International Co. Ltd.	84,600	535,631
	PHC Holdings Corp.	64,400	430,836
#*	PIA Corp.	14,000	285,204
	Pickles Holdings Co. Ltd.	46,982	323,875
	Pigeon Corp.	295,900	2,804,108
	PILLAR Corp.	97,200	2,650,318
	Pilot Corp.	115,000	3,261,601
#	Piolax, Inc.	121,300	1,826,296
	Plus Alpha Consulting Co. Ltd.	82,900	956,524
	Pole To Win Holdings, Inc.	76,700	206,216

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Port, Inc.	30,300	$374,308
*	PR Times Corp.	18,226	254,090
	Premium Group Co. Ltd.	150,000	2,534,206
	Premium Water Holdings, Inc.	6,100	114,035
	Press Kogyo Co. Ltd.	397,300	1,446,674
#	Pressance Corp.	158,300	2,431,936
	Prestige International, Inc.	310,700	1,401,956
	Prima Meat Packers Ltd.	124,499	1,758,762
	Procrea Holdings, Inc.	130,027	1,463,489
#	Pronexus, Inc.	40,700	349,572
#	Pro-Ship, Inc.	29,800	298,915
	Proto Corp.	100,900	811,101
	PS Construction Co. Ltd.	45,817	349,176
	Punch Industry Co. Ltd.	11,600	29,453
	QB Net Holdings Co. Ltd.	9,721	63,776
	Qol Holdings Co. Ltd.	117,100	1,105,813
	Quick Co. Ltd.	45,900	655,445
	Raccoon Holdings, Inc.	37,700	219,564
	Raito Kogyo Co. Ltd.	201,800	2,848,690
	Raiznext Corp.	123,700	1,235,494
	Raksul, Inc.	122,600	1,066,361
	Rakus Co. Ltd.	275,499	3,421,869
*	Rakuten Bank Ltd.	151,300	4,644,365
*	Rakuten Group, Inc.	249,400	1,566,021
	Rasa Corp.	34,900	320,806
	Rasa Industries Ltd.	37,799	602,567
	Recruit Holdings Co. Ltd.	1,047,700	73,121,254
	Relo Group, Inc.	419,899	5,146,450
#	Renaissance, Inc.	16,900	112,981
	Renesas Electronics Corp.	2,152,699	28,834,264
	Rengo Co. Ltd.	1,327,210	7,501,698
#*	RENOVA, Inc.	55,700	221,454
	Resol Holdings Co. Ltd.	4,100	138,692
	Resona Holdings, Inc.	2,288,890	16,989,156
	Resonac Holdings Corp.	640,200	15,519,526
	Resorttrust, Inc.	291,600	6,112,424
	Restar Corp.	99,000	1,595,218
#	Retail Partners Co. Ltd.	54,900	451,568
	Rheon Automatic Machinery Co. Ltd.	64,200	607,473
#	Rhythm Co. Ltd.	41,200	1,010,523
	Ricoh Co. Ltd.	1,138,519	13,056,897
	Ricoh Leasing Co. Ltd.	77,500	2,560,954
		Shares	Value»
JAPAN — (Continued)
#	Ride On Express Holdings Co. Ltd.	38,900	$255,597
	Riken Keiki Co. Ltd.	88,900	1,780,511
	Riken Technos Corp.	194,200	1,277,308
	Riken Vitamin Co. Ltd.	65,400	994,792
#	Ringer Hut Co. Ltd.	22,900	335,955
	Rinnai Corp.	204,200	4,501,157
	Rion Co. Ltd.	33,300	595,339
#	Riso Kagaku Corp.	23,516	212,757
#	Riso Kyoiku Co. Ltd.	192,293	369,915
	Rix Corp.	7,400	138,929
#	Rock Field Co. Ltd.	47,900	490,544
	Rohm Co. Ltd.	802,200	7,639,919
	Rohto Pharmaceutical Co. Ltd.	251,600	4,265,304
	Rokko Butter Co. Ltd.	46,912	374,007
	Roland Corp.	56,300	1,433,697
#	Rorze Corp.	346,000	3,772,010
	Round One Corp.	770,641	6,503,999
#	Royal Holdings Co. Ltd.	107,300	1,782,112
	RS Technologies Co. Ltd.	28,100	546,272
	Ryobi Ltd.	103,067	1,507,258
#	RYODEN Corp.	74,000	1,190,335
	Ryohin Keikaku Co. Ltd.	547,850	14,516,292
	Ryoyo Ryosan Holdings, Inc.	75,660	1,223,666
	S Foods, Inc.	72,100	1,165,336
	S&B Foods, Inc.	5,300	176,613
#	Sac's Bar Holdings, Inc.	60,500	360,451
	Sagami Rubber Industries Co. Ltd.	28,000	173,729
	Saibu Gas Holdings Co. Ltd.	80,100	882,978
	Saizeriya Co. Ltd.	121,800	3,642,126
	Sakai Chemical Industry Co. Ltd.	76,000	1,247,589
	Sakai Heavy Industries Ltd.	37,400	562,616
	Sakai Moving Service Co. Ltd.	85,800	1,333,145
	Sakata INX Corp.	191,000	2,098,682
	Sakata Seed Corp.	45,800	1,081,815
	Sala Corp.	233,360	1,241,362
#	Samco, Inc.	11,200	211,978
#	San Holdings, Inc.	96,200	647,595
	San ju San Financial Group, Inc.	98,217	1,523,884
	San-A Co. Ltd.	151,400	2,881,444
	San-Ai Obbli Co. Ltd.	259,200	3,003,220
	Sangetsu Corp.	190,500	3,540,623
	San-In Godo Bank Ltd.	692,197	5,916,676
#*	Sanix, Inc.	35,600	52,328

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Sanken Electric Co. Ltd.	92,900	$3,648,710
	Sanki Engineering Co. Ltd.	161,700	3,255,570
	Sanko Gosei Ltd.	92,152	409,330
	Sanko Metal Industrial Co. Ltd.	11,300	443,418
	Sankyo Co. Ltd.	808,850	10,845,788
	Sankyo Frontier Co. Ltd.	28,200	375,769
	Sankyo Seiko Co. Ltd.	113,400	447,728
	Sankyo Tateyama, Inc.	133,035	514,073
	Sankyu, Inc.	252,000	9,000,500
	Sanoh Industrial Co. Ltd.	129,600	599,522
	Sanrio Co. Ltd.	277,100	10,340,072
	Sansei Landic Co. Ltd.	18,900	115,476
	Sansei Technologies, Inc.	44,700	383,950
#	Sansha Electric Manufacturing Co. Ltd.	32,400	178,340
#	Sanshin Electronics Co. Ltd.	35,000	439,733
#	Santec Holdings Corp.	18,100	713,318
	Santen Pharmaceutical Co. Ltd.	803,599	8,086,472
	Sanwa Holdings Corp.	444,600	13,915,082
	Sanyo Chemical Industries Ltd.	70,700	1,783,083
	Sanyo Denki Co. Ltd.	47,600	2,877,989
#	Sanyo Electric Railway Co. Ltd.	46,600	606,317
	Sanyo Engineering & Construction, Inc.	32,400	161,951
	Sanyo Industries Ltd.	1,500	27,200
	Sanyo Shokai Ltd.	43,099	846,439
	Sanyo Special Steel Co. Ltd.	110,700	1,421,355
	Sanyo Trading Co. Ltd.	111,300	1,075,935
	Sapporo Holdings Ltd.	102,400	4,750,193
	Sata Construction Co. Ltd.	46,000	294,311
	Sato Holdings Corp.	115,882	1,643,544
#	Sato Shoji Corp.	49,800	465,648
#	Satori Electric Co. Ltd.	47,500	511,054
	Sawai Group Holdings Co. Ltd.	467,100	6,033,125
		Shares	Value»
JAPAN — (Continued)
	SAXA, Inc.	23,400	$431,996
*	SBI ARUHI Corp.	57,070	326,573
	SBI Global Asset Management Co. Ltd.	59,000	264,360
	SBI Holdings, Inc.	431,380	12,435,320
	SBI Sumishin Net Bank Ltd.	114,900	3,501,400
	SBS Holdings, Inc.	102,800	1,634,024
	SCREEN Holdings Co. Ltd.	145,400	10,131,811
	Scroll Corp.	141,300	980,766
	SCSK Corp.	219,677	4,863,884
	SEC Carbon Ltd.	14,000	197,326
	Secom Co. Ltd.	182,800	6,151,427
#	Seed Co. Ltd.	9,400	30,360
	Sega Sammy Holdings, Inc.	298,612	5,779,629
#	Segue Group Co. Ltd.	21,300	86,289
	Seibu Holdings, Inc.	481,300	10,380,681
	Seika Corp.	36,134	1,049,385
	Seikagaku Corp.	172,500	881,491
#	Seikitokyu Kogyo Co. Ltd.	95,399	948,211
	Seiko Electric Co. Ltd.	12,500	95,507
	Seiko Epson Corp.	527,900	9,539,827
	Seiko Group Corp.	132,500	4,533,703
#	Seino Holdings Co. Ltd.	321,000	4,845,726
#	Seiren Co. Ltd.	182,200	3,146,744
	Sekisui Chemical Co. Ltd.	740,500	12,271,995
#	Sekisui House Ltd.	526,700	12,105,131
	Sekisui Jushi Corp.	94,200	1,191,229
#	Sekisui Kasei Co. Ltd.	150,021	340,416
	SEMITEC Corp.	30,000	351,816
	Senko Group Holdings Co. Ltd.	605,000	6,065,704
	Senshu Electric Co. Ltd.	43,700	1,417,087
	Senshu Ikeda Holdings, Inc.	1,055,460	2,985,047
#*	Senshukai Co. Ltd.	110,900	165,021
	Seria Co. Ltd.	152,200	2,612,635
	Seven & i Holdings Co. Ltd.	4,047,856	64,618,979
	Seven Bank Ltd.	2,229,600	4,422,283
#	SFP Holdings Co. Ltd.	6,500	90,100
	SG Holdings Co. Ltd.	637,230	6,005,526
#*	Sharp Corp.	337,898	2,029,320
	Shibaura Electronics Co. Ltd.	70,200	1,437,080
#	Shibaura Machine Co. Ltd.	97,000	2,233,637

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shibaura Mechatronics Corp.	47,700	$2,496,713
	Shibusawa Logistics Corp.	37,500	745,296
	Shibuya Corp.	74,500	1,751,306
#*	SHIFT, Inc.	713,985	5,888,852
	Shiga Bank Ltd.	207,336	6,161,054
	Shikibo Ltd.	80,200	521,388
	Shikoku Bank Ltd.	231,800	1,818,295
	Shikoku Electric Power Co., Inc.	343,900	2,635,494
	Shikoku Kasei Holdings Corp.	117,600	1,450,874
	Shima Seiki Manufacturing Ltd.	119,600	786,291
	Shimadaya Corp.	27,100	250,214
	Shimadzu Corp.	188,300	5,462,387
	Shimamura Co. Ltd.	138,892	7,903,085
	Shimano, Inc.	42,807	6,006,923
#	Shimizu Bank Ltd.	65,900	637,317
	Shimizu Corp.	896,900	7,776,376
#	Shimojima Co. Ltd.	13,800	117,227
	Shin Maint Holdings Co. Ltd.	6,100	62,886
	Shin Nippon Air Technologies Co. Ltd.	89,600	1,108,608
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,130,113
	Shinagawa Refractories Co. Ltd.	141,400	1,579,160
	Shindengen Electric Manufacturing Co. Ltd.	40,900	638,249
	Shin-Etsu Chemical Co. Ltd.	1,178,800	36,545,407
	Shin-Etsu Polymer Co. Ltd.	185,300	1,937,658
#*	Shinko Electric Industries Co. Ltd.	57,100	2,153,034
#	Shinko Shoji Co. Ltd.	147,900	966,014
	Shinmaywa Industries Ltd.	287,100	2,500,191
	Shinnihon Corp.	141,400	1,457,620
	Shinnihonseiyaku Co. Ltd.	33,600	423,132
	Shinsho Corp.	25,500	1,005,000
	Shinwa Co. Ltd. (3447 JP)	53,200	256,361
	Shinwa Co. Ltd. (7607 JP)	33,700	642,501
	Shionogi & Co. Ltd.	924,000	13,586,593
	Ship Healthcare Holdings, Inc.	407,400	5,560,218
	Shiseido Co. Ltd.	196,404	3,298,291
		Shares	Value»
JAPAN — (Continued)
	Shizuoka Financial Group, Inc.	823,630	$7,348,786
	Shizuoka Gas Co. Ltd.	222,200	1,438,500
	SHO-BOND Holdings Co. Ltd.	89,000	2,884,067
	Shoei Co. Ltd.	205,100	2,844,483
#	Shoei Foods Corp.	28,100	742,981
	Shofu, Inc.	21,000	287,754
	Showa Sangyo Co. Ltd.	90,728	1,616,804
	Showa Shinku Co. Ltd.	17,400	157,856
	Sigma Koki Co. Ltd.	6,600	59,331
	SIGMAXYZ Holdings, Inc.	284,400	1,716,180
	Siix Corp.	136,480	993,484
*	Simplex Holdings, Inc.	115,500	2,157,595
	Sinanen Holdings Co. Ltd.	26,400	1,101,576
	Sinfonia Technology Co. Ltd.	111,500	4,994,998
	Sinko Industries Ltd.	172,500	1,377,392
	Sintokogio Ltd.	173,900	1,040,839
	SK Kaken Co. Ltd.	2,500	144,214
#	SK-Electronics Co. Ltd.	34,722	437,393
	SKY Perfect JSAT Holdings, Inc.	770,500	4,616,352
#	Skylark Holdings Co. Ltd.	712,400	11,271,283
	Skymark Airlines, Inc.	31,000	125,671
#*	Smaregi, Inc.	22,100	378,650
	SMC Corp.	9,400	3,556,831
#	SMK Corp.	22,199	404,562
	SMS Co. Ltd.	275,300	2,947,974
#	Socionext, Inc.	411,800	6,381,768
	Soda Nikka Co. Ltd.	70,300	508,212
	Sodick Co. Ltd.	272,034	1,450,149
	Soft99 Corp.	11,800	109,783
	SoftBank Corp.	19,213,000	24,712,963
	SoftBank Group Corp.	897,663	54,875,610
	Softcreate Holdings Corp.	63,000	934,163
	Software Service, Inc.	9,300	709,045
	Sohgo Security Services Co. Ltd.	1,115,500	7,493,431
	Sojitz Corp.	379,219	7,794,684
	Soken Chemical & Engineering Co. Ltd.	30,200	675,844
	Solasto Corp.	259,000	790,156
	Soliton Systems KK	37,800	280,155
	Sompo Holdings, Inc.	1,298,800	36,218,404
	Sony Group Corp. (6758 JP)	5,644,000	124,559,371

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sony Group Corp. (SONY US), Sponsored ADR	1,703,445	$37,492,824
	Sotetsu Holdings, Inc.	191,800	3,177,210
	Sotoh Co. Ltd.	11,700	51,324
	Space Co. Ltd.	63,460	455,262
	Sparx Group Co. Ltd.	106,539	1,005,943
	SPK Corp.	30,800	417,473
	S-Pool, Inc.	184,500	334,979
#	Sprix, Inc.	3,700	22,490
	Square Enix Holdings Co. Ltd.	52,900	2,144,197
	SRA Holdings	51,500	1,432,436
#*	SRE Holdings Corp.	26,100	564,669
#	SRS Holdings Co. Ltd.	20,900	159,676
#	ST Corp.	19,100	187,568
#	St. Care Holding Corp.	60,000	288,247
	St. Marc Holdings Co. Ltd.	19,300	318,677
#	Stanley Electric Co. Ltd.	419,100	6,990,978
	Star Mica Holdings Co. Ltd.	110,600	607,530
	Star Micronics Co. Ltd.	120,000	1,508,274
	Startia Holdings, Inc.	9,700	139,104
	Starts Corp., Inc.	199,700	4,960,750
	Starzen Co. Ltd.	75,398	1,409,937
	Stella Chemifa Corp.	45,400	1,296,712
	Step Co. Ltd.	29,100	409,362
	STI Foods Holdings, Inc.	28,800	271,291
	Strike Co. Ltd.	33,000	671,935
#	Studio Alice Co. Ltd.	44,300	608,626
	Subaru Corp.	1,829,800	31,874,017
#	Subaru Enterprise Co. Ltd.	32,000	696,515
	Sugi Holdings Co. Ltd.	341,400	5,937,084
#	Sugimoto & Co. Ltd.	97,700	831,393
#	SUMCO Corp.	1,378,060	10,174,230
	Sumida Corp.	140,400	822,977
#	Suminoe Co. Ltd.	7,800	108,001
#	Sumiseki Holdings, Inc.	124,200	642,904
	Sumitomo Bakelite Co. Ltd.	251,400	6,053,932
	Sumitomo Chemical Co. Ltd.	3,661,652	7,920,557
	Sumitomo Corp.	627,700	13,608,684
	Sumitomo Densetsu Co. Ltd.	73,400	2,353,304
	Sumitomo Electric Industries Ltd.	1,367,900	25,555,273
	Sumitomo Forestry Co. Ltd.	489,800	16,744,157
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries Ltd.	430,063	$8,862,614
	Sumitomo Metal Mining Co. Ltd.	461,700	10,543,417
	Sumitomo Mitsui Construction Co. Ltd.	277,980	745,628
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	2,617,410	64,501,088
	Sumitomo Mitsui Trust Group, Inc.	770,246	19,368,073
	Sumitomo Osaka Cement Co. Ltd.	148,899	3,175,113
	Sumitomo Realty & Development Co. Ltd.	427,700	14,778,491
	Sumitomo Riko Co. Ltd.	243,800	2,837,602
	Sumitomo Rubber Industries Ltd.	747,563	8,714,414
	Sumitomo Seika Chemicals Co. Ltd.	42,101	1,257,810
	Sumitomo Warehouse Co. Ltd.	276,100	4,811,159
	Sun Frontier Fudousan Co. Ltd.	163,500	2,113,602
*	Sun*, Inc. (4053 JP)	3,400	15,173
#	Suncall Corp.	117,900	194,015
	Sundrug Co. Ltd.	257,800	6,976,668
	Suntory Beverage & Food Ltd.	248,900	7,731,413
	Sun-Wa Technos Corp.	52,400	766,141
#	SUNWELS Co. Ltd.	3,500	14,359
	Suruga Bank Ltd.	600,200	4,665,439
#	Suzuden Corp.	21,700	265,884
	Suzuken Co. Ltd.	194,299	6,064,720
	Suzuki Co. Ltd.	53,000	597,329
	Suzuki Motor Corp.	2,110,900	25,259,433
	SWCC Corp.	184,800	9,011,027
	Sysmex Corp.	684,300	13,080,642
	System Research Co. Ltd.	15,000	156,880
	System Support Holdings, Inc.	18,700	238,735
#	Systems Engineering Consultants Co. Ltd.	7,600	238,284
	Systena Corp.	1,154,100	2,638,628
#	Syuppin Co. Ltd.	78,300	557,059
	T Hasegawa Co. Ltd.	126,192	2,432,840
	T RAD Co. Ltd.	21,100	489,279
	T&D Holdings, Inc.	654,210	12,446,231
	Tachibana Eletech Co. Ltd.	78,580	1,347,552
	Tachikawa Corp.	47,139	430,544

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tachi-S Co. Ltd.	142,300	$1,692,682
#	Tadano Ltd.	470,245	3,484,575
	Taihei Dengyo Kaisha Ltd.	55,300	1,715,055
	Taiheiyo Cement Corp.	415,491	10,464,228
	Taiheiyo Kouhatsu, Inc.	31,399	144,194
	Taiho Kogyo Co. Ltd.	98,700	407,775
	Taikisha Ltd.	88,200	2,654,698
	Taiko Bank Ltd.	25,600	255,726
	Taisei Corp.	197,580	8,288,971
	Taisei Lamick Co. Ltd.	22,900	372,991
	Taiyo Holdings Co. Ltd.	128,900	3,467,108
#	Taiyo Yuden Co. Ltd.	364,299	5,093,314
	Takamatsu Construction Group Co. Ltd.	66,700	1,177,905
#	Takamiya Co. Ltd.	110,243	291,547
	Takano Co. Ltd.	27,500	123,845
#	Takaoka Toko Co. Ltd.	49,974	676,219
	Takara & Co. Ltd.	25,600	513,768
	Takara Bio, Inc.	78,900	524,270
	Takara Holdings, Inc.	534,600	4,702,218
	Takara Standard Co. Ltd.	189,445	2,046,967
	Takasago International Corp.	73,200	2,538,924
	Takasago Thermal Engineering Co. Ltd.	100,600	3,918,180
#	Takashima & Co. Ltd.	68,400	565,729
#	Takashimaya Co. Ltd.	1,059,800	8,997,584
#	Takasho Co. Ltd.	16,100	41,964
	Take & Give Needs Co. Ltd.	42,100	258,512
#	TAKEBISHI Corp.	34,600	428,994
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,487,707	40,019,339
	Takemoto Yohki Co. Ltd.	43,800	229,613
#	Takeuchi Manufacturing Co. Ltd.	173,000	6,055,659
#	Taki Chemical Co. Ltd.	6,300	135,221
	Takuma Co. Ltd.	222,900	2,412,722
#	Tama Home Co. Ltd.	92,800	1,964,560
	Tamron Co. Ltd.	156,500	4,578,232
	Tamura Corp.	302,900	1,162,026
	Tanabe Engineering Corp.	22,500	264,299
		Shares	Value»
JAPAN — (Continued)
#	Tanaka Chemical Corp.	13,900	$43,883
#	Tanseisha Co. Ltd.	108,949	631,379
#	TASUKI Holdings, Inc.	14,112	61,326
#	Tayca Corp.	73,000	711,442
#	Tazmo Co. Ltd.	33,600	446,464
#	Tbk Co. Ltd.	100,301	177,541
	TBS Holdings, Inc.	118,700	3,229,422
	TDC Soft, Inc.	97,400	878,253
	TDK Corp. (6762 JP)	2,302,500	27,831,011
#	TDK Corp. (TTDKY US), Sponsored ADR	597,870	7,234,227
	Tear Corp.	41,400	114,072
	TechMatrix Corp.	128,000	2,076,399
	Techno Horizon Co. Ltd.	11,700	31,709
#	Techno Medica Co. Ltd.	12,200	138,504
	Techno Ryowa Ltd.	23,570	389,421
	Techno Smart Corp.	29,200	333,348
	TechnoPro Holdings, Inc.	417,599	8,335,512
	Tecnos Japan, Inc.	13,500	72,237
	Teijin Ltd.	650,668	5,550,123
	Teikoku Electric Manufacturing Co. Ltd.	48,900	880,541
#	Teikoku Sen-I Co. Ltd.	79,900	1,226,050
	Teikoku Tsushin Kogyo Co. Ltd.	38,400	578,955
	Tekken Corp.	51,899	850,509
	Temairazu, Inc.	3,400	67,834
	Tenma Corp.	75,400	1,364,719
#	Tenpos Holdings Co. Ltd.	2,000	45,424
#	Tera Probe, Inc.	14,300	289,851
	Terumo Corp.	290,900	5,461,329
	Tess Holdings Co. Ltd.	176,688	306,472
	THK Co. Ltd.	301,700	7,441,759
	Tigers Polymer Corp.	6,600	30,176
	TIS, Inc.	459,101	10,151,313
	TKC Corp.	82,100	2,015,392
	Toa Corp. (1885 JP)	278,400	2,126,692
	Toa Corp. (6809 JP)	153,216	936,310
#	TOA ROAD Corp.	151,100	1,271,576
	Toagosei Co. Ltd.	465,650	4,317,618
	TOBISHIMA HOLDINGS, Inc.	87,240	926,666
	Tobu Railway Co. Ltd.	280,400	4,825,618
	TOC Co. Ltd.	148,200	616,603
	Tocalo Co. Ltd.	303,700	3,519,670
	Tochigi Bank Ltd.	548,501	1,027,392
	Toda Corp.	878,600	5,318,632

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toei Animation Co. Ltd.	94,000	$1,923,351
	Toei Co. Ltd.	61,000	2,237,029
#	Toell Co. Ltd.	25,400	121,493
	Toenec Corp.	194,800	1,284,132
	Togami Electric Manufacturing Co. Ltd.	11,600	232,867
#	Toho Bank Ltd.	889,455	1,774,092
	Toho Chemical Industry Co. Ltd.	23,000	95,485
#	Toho Co. Ltd. (8142 JP)	40,400	719,767
	Toho Co. Ltd. (9602 JP)	60,000	2,704,017
	Toho Gas Co. Ltd.	148,955	3,738,681
#	Toho Holdings Co. Ltd.	212,000	5,860,901
#	Toho Titanium Co. Ltd.	173,600	1,158,901
#*	Toho Zinc Co. Ltd.	71,799	239,750
	Tohoku Bank Ltd.	62,000	453,606
	Tohoku Electric Power Co., Inc.	645,000	4,714,050
#	Tohokushinsha Film Corp.	36,600	150,293
	Tokai Carbon Co. Ltd.	912,600	5,082,568
	Tokai Corp.	94,102	1,333,540
	TOKAI Holdings Corp.	489,300	2,978,125
	Tokai Rika Co. Ltd.	256,167	3,763,337
	Tokai Tokyo Financial Holdings, Inc.	924,517	3,017,638
	Token Corp.	25,470	2,037,871
	Tokio Marine Holdings, Inc. (8766 JP)	1,440,936	47,526,888
	Tokio Marine Holdings, Inc. (TKOMY US), ADR	167,916	5,551,303
#	Tokushu Tokai Paper Co. Ltd.	42,138	969,656
	Tokuyama Corp.	308,112	5,113,823
	Tokyo Century Corp.	671,720	6,501,282
*	Tokyo Electric Power Co. Holdings, Inc.	1,675,112	4,390,021
#	Tokyo Electron Device Ltd.	107,400	2,166,862
	Tokyo Electron Ltd.	393,800	66,427,705
	Tokyo Energy & Systems, Inc.	88,900	620,656
	Tokyo Gas Co. Ltd.	343,500	9,717,199
	Tokyo Individualized Educational Institute, Inc.	71,455	161,501
#	Tokyo Keiki, Inc.	10,199	207,088
		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	134,674	$4,164,761
	Tokyo Ohka Kogyo Co. Ltd.	126,300	2,814,155
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	69,107
	Tokyo Rope Manufacturing Co. Ltd.	43,099	360,411
#	Tokyo Sangyo Co. Ltd.	86,400	412,003
	Tokyo Seimitsu Co. Ltd.	103,400	4,895,507
	Tokyo Steel Manufacturing Co. Ltd.	260,800	2,625,979
	Tokyo Tatemono Co. Ltd.	708,600	10,927,399
#	Tokyo Tekko Co. Ltd.	41,000	1,568,208
#	Tokyo Theatres Co., Inc.	34,100	237,841
#	Tokyotokeiba Co. Ltd.	66,600	1,921,075
	Tokyu Construction Co. Ltd.	398,780	1,894,353
	Tokyu Corp.	493,106	5,627,480
	Tokyu Fudosan Holdings Corp.	2,108,594	13,538,614
	Toli Corp.	183,400	548,509
#	Tomato Bank Ltd.	39,600	319,883
	Tomen Devices Corp.	12,600	496,943
	Tomoe Corp.	127,800	979,214
	Tomoe Engineering Co. Ltd.	28,800	704,846
#	Tomoku Co. Ltd.	52,600	800,548
#	TOMONY Holdings, Inc.	1,146,460	3,328,501
	Tomy Co. Ltd.	305,000	9,398,929
	Tonami Holdings Co. Ltd.	26,100	1,099,149
	Topcon Corp.	417,300	7,811,338
	TOPPAN Holdings, Inc.	398,120	11,174,026
	Topre Corp.	163,036	1,991,887
	Topy Industries Ltd.	77,300	1,033,151
	Toray Industries, Inc.	2,548,000	17,680,502
#	Torex Semiconductor Ltd.	25,000	188,104
#	Toridoll Holdings Corp.	181,300	4,398,036
	Torigoe Co. Ltd.	74,500	351,149
	Torii Pharmaceutical Co. Ltd.	69,900	2,236,658
#	Torishima Pump Manufacturing Co. Ltd.	83,600	1,221,497

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tosei Corp.	169,600	$2,607,403
	Toshiba TEC Corp.	139,300	3,054,893
	Tosho Co. Ltd.	16,700	74,433
	Tosoh Corp.	718,813	9,563,666
	Totech Corp.	89,600	1,367,235
	Totetsu Kogyo Co. Ltd.	93,800	1,939,677
#	TOTO Ltd.	191,898	4,690,610
#	Tottori Bank Ltd.	37,800	316,517
	Toukei Computer Co. Ltd.	14,200	398,637
	Tow Co. Ltd.	94,800	190,340
#	Towa Bank Ltd.	189,800	819,184
#	Towa Corp.	150,000	1,978,047
	Towa Pharmaceutical Co. Ltd.	138,700	2,685,221
#	Toyo Construction Co. Ltd.	393,600	3,533,373
	Toyo Corp.	103,200	942,812
	Toyo Denki Seizo KK	33,200	274,676
	Toyo Engineering Corp.	122,505	568,235
#	Toyo Gosei Co. Ltd.	27,500	926,487
	Toyo Kanetsu KK	34,100	861,072
	Toyo Machinery & Metal Co. Ltd.	68,300	280,096
#	Toyo Securities Co. Ltd.	219,300	776,269
	Toyo Seikan Group Holdings Ltd.	429,600	6,522,793
	Toyo Suisan Kaisha Ltd.	56,400	3,644,346
	Toyo Tanso Co. Ltd.	59,800	1,529,512
	Toyo Tire Corp.	606,300	9,965,968
#	Toyo Wharf & Warehouse Co. Ltd.	27,600	220,560
	Toyobo Co. Ltd.	418,178	2,643,699
	Toyoda Gosei Co. Ltd.	274,000	4,896,970
	Toyota Boshoku Corp.	381,200	5,059,771
	Toyota Industries Corp.	97,700	8,151,796
#	Toyota Motor Corp. (7203 JP)	13,495,791	256,008,533
#	Toyota Motor Corp. (TM US), Sponsored ADR	124,418	23,506,293
	Toyota Tsusho Corp.	1,186,938	20,046,946
	TPR Co. Ltd.	99,767	1,536,907
#	Traders Holdings Co. Ltd.	84,219	533,941
#	Transaction Co. Ltd.	52,300	651,211
#*	Transaction Media Networks, Inc.	21,400	50,086
	Transcosmos, Inc.	74,400	1,538,469
	TRE Holdings Corp.	158,412	1,593,231
		Shares	Value»
JAPAN — (Continued)
#	Treasure Factory Co. Ltd.	49,000	$522,235
*	Trend Micro, Inc. (4704 JP)	192,500	11,403,746
*	Trend Micro, Inc. (TMICY US), Sponsored ADR	3,140	186,830
	Trinity Industrial Corp.	7,900	56,040
	Trusco Nakayama Corp.	156,022	2,078,467
#	TRYT, Inc.	54,800	148,737
	TS Tech Co. Ltd.	404,200	4,581,038
#	TSI Holdings Co. Ltd.	271,990	2,170,190
#	Tsubaki Nakashima Co. Ltd.	193,800	581,187
	Tsubakimoto Chain Co.	393,000	4,828,762
#	Tsubakimoto Kogyo Co. Ltd.	52,200	666,429
#	Tsuburaya Fields Holdings, Inc.	147,300	1,764,311
	Tsugami Corp.	191,300	2,045,666
	Tsukada Global Holdings, Inc.	65,900	194,614
	Tsukishima Holdings Co. Ltd.	117,600	1,111,757
#	Tsukuba Bank Ltd.	359,700	594,131
	Tsumura & Co.	159,700	4,701,867
	Tsuruha Holdings, Inc.	139,600	8,543,933
	Tsurumi Manufacturing Co. Ltd.	65,100	1,412,186
	Tsutsumi Jewelry Co. Ltd.	24,300	368,535
#	Tsuzuki Denki Co. Ltd.	23,900	428,249
	TV Asahi Holdings Corp.	138,200	2,184,821
	Tv Tokyo Holdings Corp.	32,200	664,709
	TYK Corp.	55,000	145,782
	UACJ Corp.	164,214	5,641,808
	UBE Corp.	456,965	6,720,700
	Ubicom Holdings, Inc.	21,126	182,695
	Uchida Yoko Co. Ltd.	40,200	1,761,236
	Ukai Co. Ltd.	1,000	23,383
	ULS Group, Inc.	9,400	300,396
	Ulvac, Inc.	109,100	4,290,713
	Umenohana Co. Ltd.	2,100	11,793
#	U-Next Holdings Co. Ltd.	227,700	2,728,188
	Unicharm Corp.	1,137,199	8,881,309
	Unipres Corp.	168,241	1,187,772
	United Arrows Ltd.	84,000	1,424,669
#	United Super Markets Holdings, Inc.	274,523	1,378,391
	UNITED, Inc.	71,400	369,268
*	Unitika Ltd.	35,671	33,231

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Universal Entertainment Corp.	117,400	$857,865
#	Urbanet Corp. Co. Ltd.	126,000	348,471
#	User Local, Inc.	12,800	149,520
	Ushio, Inc.	449,800	6,030,672
	USS Co. Ltd.	827,000	7,415,121
	UT Group Co. Ltd.	114,900	1,620,563
	V Technology Co. Ltd.	39,200	586,388
	Valor Holdings Co. Ltd.	175,213	2,462,733
	Valqua Ltd.	78,700	1,654,051
#	Value HR Co. Ltd.	66,800	651,535
	ValueCommerce Co. Ltd.	88,700	688,674
#*	V-Cube, Inc.	82,500	111,572
#	Vector, Inc.	115,700	775,264
	Vertex Corp.	106,680	1,348,048
	Vision, Inc.	149,100	1,119,004
*	Visional, Inc.	75,900	3,765,148
	Vital KSK Holdings, Inc.	206,185	1,571,598
	VT Holdings Co. Ltd.	365,900	1,233,140
	Wacoal Holdings Corp.	166,100	5,795,941
	Wacom Co. Ltd.	221,900	954,926
	Wakachiku Construction Co. Ltd.	34,200	811,391
	Wakita & Co. Ltd.	198,300	2,304,613
	Warabeya Nichiyo Holdings Co. Ltd.	56,332	764,086
#	Waseda Academy Co. Ltd.	22,100	280,140
#	Watahan & Co. Ltd.	78,100	842,200
	WATAMI Co. Ltd.	49,200	291,093
	Wavelock Holdings Co. Ltd.	19,300	88,367
#	WDB Holdings Co. Ltd.	35,600	396,187
	WDI Corp.	2,100	45,434
	Wealth Management, Inc.	5,800	38,880
	Weathernews, Inc.	33,400	758,436
#	Welcia Holdings Co. Ltd.	308,687	4,442,733
	Wellneo Sugar Co. Ltd.	54,200	803,902
	Wellnet Corp.	50,400	274,810
#	West Holdings Corp.	130,506	1,325,255
	West Japan Railway Co.	384,000	7,063,853
#	Will Group, Inc.	76,100	493,894
*	WingArc1st, Inc.	59,400	1,311,366
	With U.S. Corp.	1,100	16,500
#	Wood One Co. Ltd.	30,574	157,570
		Shares	Value»
JAPAN — (Continued)
#	Workman Co. Ltd.	61,200	$1,713,132
	World Co. Ltd.	86,100	1,374,808
	World Holdings Co. Ltd.	40,200	525,000
	Wowow, Inc.	12,600	81,353
#*	W-Scope Corp.	86,200	139,498
	Xebio Holdings Co. Ltd.	117,857	954,502
#	YAC Holdings Co. Ltd.	7,400	42,387
	Yahagi Construction Co. Ltd.	110,900	1,104,711
	Yakult Honsha Co. Ltd.	125,000	2,282,960
	YAKUODO Holdings Co. Ltd.	42,500	526,147
	YAMABIKO Corp.	168,640	2,968,565
	YAMADA Consulting Group Co. Ltd.	29,800	367,954
	Yamada Holdings Co. Ltd.	1,769,033	5,194,239
#	Yamae Group Holdings Co. Ltd.	35,500	461,090
	Yamagata Bank Ltd.	128,399	861,510
	Yamaguchi Financial Group, Inc.	651,900	7,264,937
	Yamaha Corp.	726,597	5,138,736
	Yamaha Motor Co. Ltd.	3,172,500	26,539,899
	Yamaichi Electronics Co. Ltd.	126,500	1,894,017
#	Yamami Co.	11,800	255,088
	Yamanashi Chuo Bank Ltd.	121,900	1,779,359
#	Yamatane Corp.	45,100	1,104,506
#	Yamato Corp.	84,800	716,858
	Yamato Holdings Co. Ltd.	556,100	6,660,947
	Yamato Kogyo Co. Ltd.	112,100	5,547,351
#	Yamaura Corp.	24,100	193,623
	Yamaya Corp.	14,210	257,777
	Yamazaki Baking Co. Ltd.	383,100	6,888,703
	Yamazen Corp.	230,700	1,986,914
	Yaoko Co. Ltd.	89,500	5,234,244
#	Yashima Denki Co. Ltd.	42,800	472,484
	Yaskawa Electric Corp.	153,800	4,465,317
	Yasuda Logistics Corp.	75,700	860,522
#	YE DIGITAL Corp.	43,600	177,990
	Yellow Hat Ltd.	150,200	2,649,305
	Yodogawa Steel Works Ltd.	105,200	3,809,304

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yokogawa Bridge Holdings Corp.	140,100	$2,433,414
	Yokogawa Electric Corp.	284,100	6,236,310
	Yokohama Rubber Co. Ltd.	532,300	11,984,160
#	Yokorei Co. Ltd.	225,900	1,260,908
	Yokowo Co. Ltd.	77,900	819,356
	Yomeishu Seizo Co. Ltd.	22,000	358,656
	Yondenko Corp.	118,380	1,168,091
#	Yondoshi Holdings, Inc.	57,500	708,949
	Yonex Co. Ltd.	204,100	2,745,970
	Yorozu Corp.	111,110	735,163
#*	Yoshimura Food Holdings KK	33,200	217,178
#	Yoshinoya Holdings Co. Ltd.	180,000	3,413,176
	Yossix Holdings Co. Ltd.	8,500	165,030
	Yotai Refractories Co. Ltd.	44,200	482,308
	Yuasa Funashoku Co. Ltd.	2,900	73,386
	Yuasa Trading Co. Ltd.	74,100	2,105,012
	Yuken Kogyo Co. Ltd.	4,500	75,272
	Yukiguni Maitake Co. Ltd.	83,218	625,986
	Yurtec Corp.	208,600	2,343,036
	Yushin Precision Equipment Co. Ltd.	50,000	221,393
	Yushiro Chemical Industry Co. Ltd.	42,100	570,235
#	Yutaka Foods Corp.	4,000	59,950
	Yutaka Giken Co. Ltd.	2,200	28,379
	Zacros Corp.	75,900	1,946,173
	Zaoh Co. Ltd.	18,400	280,992
	Zenitaka Corp.	10,937	277,597
	Zenkoku Hosho Co. Ltd.	185,500	6,581,128
	Zenrin Co. Ltd.	117,950	670,100
	Zensho Holdings Co. Ltd.	172,797	9,532,830
	Zeon Corp.	576,100	5,355,480
	ZERIA Pharmaceutical Co. Ltd.	72,700	1,045,590
	ZIGExN Co. Ltd.	233,100	694,486
	Zojirushi Corp.	21,500	233,208
	ZOZO, Inc.	246,900	8,098,925
#	Zuiko Corp.	64,535	554,974
TOTAL JAPAN			7,015,048,613
NETHERLANDS — (3.3%)
	Aalberts NV	507,573	17,915,765
Ω	ABN AMRO Bank NV	981,642	16,465,198
		Shares	Value»
NETHERLANDS — (Continued)
	Acomo NV	86,252	$1,621,104
*Ω	Adyen NV	12,138	19,592,153
	Aegon Ltd. (AEG US)	532,037	3,458,241
#	Aegon Ltd. (AGN NA)	4,417,781	28,841,458
	Akzo Nobel NV	375,061	21,302,711
*Ω	Alfen NV	12,665	185,970
	Allfunds Group PLC	402,887	2,071,766
#	AMG Critical Materials NV	102,504	1,487,475
	Aperam SA	237,788	6,562,235
	Arcadis NV	312,262	17,827,207
#	ArcelorMittal SA (MT US)	803,577	19,856,393
	ASM International NV	82,491	47,859,914
	ASML Holding NV (ASML NA)	126,227	93,378,073
	ASML Holding NV (ASML US)	180,734	133,618,454
	ASR Nederland NV	600,547	29,593,160
*	Avantium NV	33,230	60,696
Ω	B&S Group SARL	114,363	495,948
*Ω	Basic-Fit NV	115,920	2,931,916
	BE Semiconductor Industries NV	107,180	13,668,814
#	Brunel International NV	67,170	652,161
	Coca-Cola Europacific Partners PLC	270,395	21,240,700
	Corbion NV	307,895	7,188,406
Ω	CTP NV	175,555	2,918,773
	Flow Traders Ltd.	162,291	4,077,882
	ForFarmers NV	178,805	630,653
	Fugro NV	492,014	7,853,469
	HAL Trust	877	108,767
*	Havas NV	1,944,279	3,063,817
	Heineken NV	214,641	14,912,753
	IMCD NV	209,532	32,812,782
	ING Groep NV (ING US), Sponsored ADR	17,787	294,730
	ING Groep NV (INGA NA)	2,231,490	37,089,344
*	InPost SA	695,392	11,376,285
	JDE Peet's NV	188,712	3,296,046
*Ω	Just Eat Takeaway.com NV (JET LN)	119,982	1,460,649
*Ω	Just Eat Takeaway.com NV (TKWY NA)	6,519	78,720
#	Kendrion NV	72,114	769,956
	Koninklijke Ahold Delhaize NV (AD NA)	1,861,947	66,004,898
	Koninklijke BAM Groep NV	1,590,527	6,982,577
	Koninklijke Heijmans NV	143,047	4,766,416

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke KPN NV	14,507,899	$52,497,151
#*	Koninklijke Philips NV (PHG US)	1,176,496	32,447,760
	Koninklijke Vopak NV	327,100	15,014,171
#	Nedap NV	22,758	1,402,917
	NN Group NV	833,029	38,232,903
#*	NX Filtration NV	3,533	10,849
	OCI NV	347,967	4,006,995
#*	Pharming Group NV	1,538,543	1,378,071
#	PostNL NV	629,533	640,654
	Prosus NV (PRX NA)	778,407	29,733,223
	Randstad NV	347,803	15,014,661
	SBM Offshore NV	886,185	16,555,832
*	SIF Holding NV	9,744	123,100
Ω	Signify NV	426,479	9,206,266
	Sligro Food Group NV	95,837	1,053,760
#	TKH Group NV	205,954	7,582,446
#*	TomTom NV	136,199	719,281
	Universal Music Group NV	616,766	17,202,978
	Van Lanschot Kempen NV	105,539	5,192,640
	Wolters Kluwer NV	456,840	82,990,472
TOTAL NETHERLANDS			1,037,380,565
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	549,748	1,990,934
	Air New Zealand Ltd.	6,435,747	2,284,893
	Auckland International Airport Ltd.	787,876	3,842,462
#	Channel Infrastructure NZ Ltd.	1,217,764	1,310,089
	Chorus Ltd. (CHRYY US), ADR	10,086	239,643
#	Chorus Ltd. (CNU NZ)	2,050,462	10,020,989
	Comvita Ltd.	26,297	11,414
	Contact Energy Ltd.	1,172,316	6,149,616
	EBOS Group Ltd.	176,312	3,976,469
*	Eroad Ltd.	50,575	30,784
	Fisher & Paykel Healthcare Corp. Ltd.	349,622	7,396,996
*	Fletcher Building Ltd. (FBU AU)	133,936	215,044
*	Fletcher Building Ltd. (FBU NZ)	2,939,911	4,731,539
#	Fonterra Co-Operative Group Ltd.	193,658	543,947
	Freightways Group Ltd.	651,817	3,928,997
	Genesis Energy Ltd.	1,843,123	2,285,642
*	Gentrack Group Ltd.	111,983	803,383
#	Hallenstein Glasson Holdings Ltd.	164,912	791,085
		Shares	Value»
NEW ZEALAND — (Continued)
#	Heartland Group Holdings Ltd.	3,027,241	$1,842,357
#	Infratil Ltd.	523,661	3,309,659
#	Investore Property Ltd.	543,404	342,581
#*	KMD Brands Ltd.	3,035,664	692,733
#	Mainfreight Ltd.	97,515	3,959,030
#	Manawa Energy Ltd.	147,037	468,999
#	Mercury NZ Ltd.	438,052	1,557,410
	Meridian Energy Ltd.	157,182	522,603
	Napier Port Holdings Ltd.	15,243	23,211
#	NZME Ltd. (NZM AU)	1,016,313	609,306
#	NZX Ltd.	1,142,921	951,943
*	Oceania Healthcare Ltd.	2,432,456	1,124,650
*	PGG Wrightson Ltd.	15,190	15,551
#	Port of Tauranga Ltd.	394,422	1,443,997
*	Rakon Ltd.	220,288	70,889
#	Restaurant Brands New Zealand Ltd.	111,871	250,623
*	Ryman Healthcare Ltd.	1,034,891	2,541,066
	Sanford Ltd.	282,603	757,904
	Scales Corp. Ltd.	391,940	896,890
*	Serko Ltd.	66,043	139,678
#	Skellerup Holdings Ltd.	697,270	2,000,980
#	SKY Network Television Ltd.	795,781	1,255,641
	SKYCITY Entertainment Group Ltd.	3,087,184	2,432,383
#	Spark New Zealand Ltd.	2,078,386	3,409,185
#	Steel & Tube Holdings Ltd.	731,601	346,586
	Summerset Group Holdings Ltd.	1,053,455	7,707,337
#	Tourism Holdings Ltd.	660,820	722,248
#	TOWER Ltd.	1,302,985	945,051
	Turners Automotive Group Ltd.	14,605	45,131
	Vector Ltd.	284,783	632,119
#*	Vista Group International Ltd.	335,878	612,847
	Warehouse Group Ltd.	455,162	264,766
TOTAL NEW ZEALAND			92,449,280
NORWAY — (0.7%)
	2020 Bulkers Ltd.	63,205	701,171
	ABG Sundal Collier Holding ASA	1,577,802	970,755
	AF Gruppen ASA	102,508	1,450,537
#*	Akastor ASA	532,765	646,993
	Aker ASA, Class A	15,585	836,336

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	Aker BioMarine ASA	2,119	$12,251
	Aker BP ASA	567,338	11,841,717
	Aker Solutions ASA	656,573	1,864,251
	AMSC ASA	262,793	717,720
*	Archer Ltd.	84,102	208,920
*	ArcticZymes Technologies ASA	45,019	58,078
	Atea ASA	305,892	3,900,994
	Austevoll Seafood ASA	300,232	2,932,684
*Ω	AutoStore Holdings Ltd.	160,654	144,041
#Ω	Avance Gas Holding Ltd.	92,309	705,084
#*	Axactor ASA	668,230	234,347
	B2 Impact ASA	892,479	849,391
	Bakkafrost P	21,909	1,248,950
	Belships ASA	472,736	844,065
*	Bluenord ASA	48,241	2,865,847
	Bonheur ASA	106,404	2,294,722
#	Borr Drilling Ltd.	58,832	204,147
	Borregaard ASA	317,660	5,704,733
	Bouvet ASA	208,688	1,487,045
Ω	BW LPG Ltd.	508,241	6,418,711
	BW Offshore Ltd.	552,341	1,550,800
*	Cadeler AS (CADLR NO)	128,116	679,706
*	Cadeler AS (CDLR US), ADR	6,566	137,295
*	Cloudberry Clean Energy ASA	405,947	437,518
*Ω	Crayon Group Holding ASA	104,832	977,664
	DNB Bank ASA	682,028	14,486,738
	DNO ASA	2,226,670	2,568,025
*	DOF Group ASA	142,788	1,198,927
*Ω	Elkem ASA	890,696	1,754,137
*	Elliptic Laboratories ASA	49,251	49,573
Ω	Elmera Group ASA	257,489	694,146
	Elopak ASA	210,303	768,589
*Ω	Entra ASA	52,679	545,287
	Equinor ASA	1,320,048	31,791,735
Ω	Europris ASA	626,923	4,573,656
	FLEX LNG Ltd. (FLNG NO)	68,867	1,761,156
*	FLEX LNG Ltd. (FLNG US)	4,783	122,014
#	Frontline PLC	271,218	4,757,754
*	Gentoo Media, Inc.	112,692	227,419
	Gjensidige Forsikring ASA	29,624	607,444
	Golar LNG Ltd.	19,800	806,850
	Golden Ocean Group Ltd.	299,018	2,772,730
#	Grieg Seafood ASA	297,425	1,965,077
	Hafnia Ltd.	594,739	3,134,209
		Shares	Value»
NORWAY — (Continued)
*	Hexagon Composites ASA	318,507	$1,055,901
*	Hexagon Purus ASA	110,988	28,594
#	Hoegh Autoliners ASA	400,551	3,633,818
Ω	Kid ASA	112,190	1,546,406
	Kitron ASA	557,120	1,908,575
Ω	Klaveness Combination Carriers ASA	88,158	586,735
*	Kongsberg Automotive ASA	3,243,194	484,150
	Kongsberg Gruppen ASA	42,972	5,100,906
	Leroy Seafood Group ASA	279,090	1,383,778
*	LINK Mobility Group Holding ASA	797,615	1,640,563
	Magnora ASA	79,109	183,569
	Medistim ASA	8,511	120,417
*	Morrow Bank ASA	109,423	90,356
	Mowi ASA	150,940	3,027,072
	MPC Container Ships ASA	1,706,696	2,766,746
Ω	Multiconsult ASA	32,633	570,495
*	Nekkar ASA	104,908	91,873
#*	NEL ASA	1,897,209	395,389
	Norbit ASA	39,565	372,781
*	Nordic Mining ASA	26,314	50,772
#*	Nordic Semiconductor ASA	53,268	534,923
	Norsk Hydro ASA	817,996	4,824,503
#*Ω	Norske Skog ASA	167,386	353,802
*	Northern Ocean Ltd.	39,056	26,407
#*	Norwegian Air Shuttle ASA	150,444	143,697
*	NRC Group ASA	13,302	5,120
	Odfjell Drilling Ltd.	499,918	2,738,869
	Odfjell SE, Class A	70,738	737,717
	Odfjell Technology Ltd.	90,672	360,426
*	OKEA ASA	151,914	266,773
#Ω	Okeanis Eco Tankers Corp.	72,190	1,740,697
	Olav Thon Eiendomsselskap ASA	23,024	463,571
	Orkla ASA	167,306	1,553,609
	Panoro Energy ASA	308,248	775,377
	Pareto Bank ASA	55,950	365,749
	Pexip Holding ASA	161,937	660,503
*	PhotoCure ASA	2,635	13,413
	Protector Forsikring ASA	144,955	4,229,970
	Rana Gruber ASA	114,198	739,445
#*	REC Silicon ASA	256,044	31,907
#	Salmar ASA	39,871	2,107,957

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	Salmon Evolution ASA	380,665	$237,866
*	SATS ASA	228,630	554,296
#*Ω	Scatec ASA	438,224	3,064,422
	Schibsted ASA (SCHA NO), Class A	15,308	454,514
	Schibsted ASA (SCHB NO), Class B	26,608	760,606
	SD Standard ETC PLC	132,941	20,041
	Sea1 offshore, Inc.	51,334	103,091
	Selvaag Bolig ASA	118,861	372,856
#*Ω	Shelf Drilling Ltd.	567,337	446,384
*	SmartCraft ASA	22,831	53,442
#††	Solstad Maritime Holding AS	40,084	54,449
*	Solstad Offshore ASA	65,463	232,851
	SpareBank 1 Helgeland	808	11,928
	Sparebank 1 Oestlandet	24,428	360,711
	SpareBank 1 Sor-Norge ASA	354,103	5,047,127
	Sparebanken More	13,664	118,227
	Sparebanken Sor	740	13,814
	Stolt-Nielsen Ltd.	124,720	3,223,020
	Storebrand ASA	940,744	11,077,074
	Subsea 7 SA	403,951	6,663,713
	Telenor ASA	397,455	4,858,998
	TGS ASA	508,525	5,117,873
	TOMRA Systems ASA	96,069	1,419,996
	Var Energi ASA	593,287	1,823,282
	Veidekke ASA	379,003	4,840,654
	Wallenius Wilhelmsen ASA	297,461	2,394,319
	Wilh Wilhelmsen Holding ASA, Class A	51,941	1,887,331
#*Ω	XXL ASA	17,575	19,787
#	Yara International ASA	137,167	4,105,886
*	Zaptec ASA	62,455	79,031
TOTAL NORWAY			234,642,859
PORTUGAL — (0.3%)
	Altri SGPS SA	381,542	2,277,610
	Banco Comercial Portugues SA, Class R	43,547,651	22,731,519
	Corticeira Amorim SGPS SA	39,492	344,891
	CTT-Correios de Portugal SA	261,986	1,598,044
#	EDP Renovaveis SA	608,278	5,691,016
	EDP SA (EDP PL)	2,907,393	9,141,349
		Shares	Value»
PORTUGAL — (Continued)
#	EDP SA (EDPFY US), Sponsored ADR	7,202	$226,618
	Galp Energia SGPS SA	1,755,858	29,386,326
	Ibersol SGPS SA	28,374	250,610
	Jeronimo Martins SGPS SA	360,889	7,113,453
#	Mota-Engil SGPS SA	266,220	790,868
	Navigator Co. SA	1,046,365	3,823,698
	NOS SGPS SA	887,932	3,121,523
	REN - Redes Energeticas Nacionais SGPS SA	1,159,548	2,856,966
	Semapa-Sociedade de Investimento e Gestao	9,521	148,271
	Sonae SGPS SA	4,568,937	4,262,840
TOTAL PORTUGAL			93,765,602
SINGAPORE — (1.1%)
*††	Abterra Ltd.	189,000	0
*	AEM Holdings Ltd.	1,060,312	1,156,602
	Aztech Global Ltd.	613,100	315,465
	Banyan Tree Holdings Ltd.	733,700	186,099
	Bonvests Holdings Ltd.	51,600	34,233
	Boustead Singapore Ltd.	1,326,646	984,684
	BRC Asia Ltd.	15,300	33,038
#	Bukit Sembawang Estates Ltd.	678,300	1,775,047
	Bund Center Investment Ltd.	316,000	87,441
	Capitaland India Trust	2,983,221	2,234,905
#	CapitaLand Investment Ltd.	3,088,600	5,560,328
	Centurion Corp. Ltd.	909,800	669,168
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	786,975
	China Sunsine Chemical Holdings Ltd.	3,113,200	1,017,398
	City Developments Ltd.	1,485,300	5,506,356
	ComfortDelGro Corp. Ltd.	5,435,969	5,633,972
#*	COSCO Shipping International Singapore Co. Ltd.	3,924,900	392,002
*	Creative Technology Ltd.	27,000	22,337
	CSE Global Ltd.	1,653,051	546,364

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	DBS Group Holdings Ltd.	1,692,847	$55,410,137
*	Del Monte Pacific Ltd.	2,441,882	142,555
#	Delfi Ltd.	805,200	444,168
#	DFI Retail Group Holdings Ltd.	1,048,500	2,459,899
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	955,273	718,073
	First Resources Ltd.	2,145,100	2,284,127
	Food Empire Holdings Ltd.	1,029,400	746,107
	Frasers Property Ltd.	1,146,900	729,014
#	Frencken Group Ltd.	1,501,400	1,239,909
#*	Fu Yu Corp. Ltd.	2,514,200	234,722
*	Gallant Venture Ltd.	2,485,000	153,871
	Genting Singapore Ltd.	9,538,500	5,281,774
#	Geo Energy Resources Ltd.	3,320,700	696,580
	Golden Agri-Resources Ltd.	29,624,669	5,333,727
	GP Industries Ltd.	164,000	56,265
	Grand Venture Technology Ltd.	25,000	15,788
	GSH Corp. Ltd.	52,560	6,536
#	GuocoLand Ltd.	1,148,321	1,232,543
	Haw Par Corp. Ltd.	355,000	3,017,836
	Hiap Hoe Ltd.	128,000	51,263
	Ho Bee Land Ltd.	1,006,200	1,345,172
	Hong Fok Corp. Ltd.	1,647,888	955,854
	Hong Leong Asia Ltd.	2,586,100	1,888,119
	Hong Leong Finance Ltd.	140,300	254,935
	Hongkong Land Holdings Ltd.	1,660,400	7,225,096
	Hotel Grand Central Ltd.	183,373	96,396
	Hour Glass Ltd.	717,000	828,256
	Hutchison Port Holdings Trust	20,794,800	3,304,689
#*††	Hyflux Ltd.	2,064,700	0
	iFAST Corp. Ltd.	315,300	1,729,530
	Indofood Agri Resources Ltd.	10,819,700	2,546,754
	InnoTek Ltd.	433,700	137,170
#	ISDN Holdings Ltd.	468,878	105,245
#	Jardine Cycle & Carriage Ltd.	325,297	6,659,954
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Infrastructure Trust	8,677,857	2,902,778
	Keppel Ltd.	1,932,600	9,600,557
	Low Keng Huat Singapore Ltd.	293,000	68,893
		Shares	Value»
SINGAPORE — (Continued)
	Mandarin Oriental International Ltd.	201,600	$362,055
	Marco Polo Marine Ltd.	7,705,400	311,482
	Metro Holdings Ltd.	1,879,500	601,946
	Mewah International, Inc.	47,900	9,363
#*††	Midas Holdings Ltd.	4,664,147	0
#	Nanofilm Technologies International Ltd.	435,700	228,637
	Netlink NBN Trust	4,104,600	2,598,206
*	Oceanus Group Ltd.	1,015,400	4,484
	Olam Group Ltd.	2,169,575	1,850,737
	OUE Ltd.	1,147,100	851,530
	Oversea-Chinese Banking Corp. Ltd.	2,122,568	27,072,878
#*	Oxley Holdings Ltd.	5,872,996	305,162
	Pan-United Corp. Ltd.	390,200	180,812
#	Propnex Ltd.	599,800	485,097
	PSC Corp. Ltd.	215,900	53,157
	Q&M Dental Group Singapore Ltd.	1,415,140	296,535
	QAF Ltd.	1,141,965	713,820
	Raffles Medical Group Ltd.	2,416,563	1,484,645
*	Rex International Holding Ltd.	1,160,900	119,143
	Riverstone Holdings Ltd.	1,474,800	1,104,804
#	Samudera Shipping Line Ltd.	815,900	494,533
	SATS Ltd.	530,321	1,319,886
	SBS Transit Ltd.	96,100	172,590
*	Seatrium Ltd.	5,384,591	8,801,897
	Sembcorp Industries Ltd.	2,595,100	10,615,195
	Sheng Siong Group Ltd.	2,739,200	3,280,703
	SHS Holdings Ltd.	106,300	9,433
	SIA Engineering Co. Ltd.	251,700	440,311
	Sinarmas Land Ltd.	4,896,900	1,055,691
	Sing Holdings Ltd.	392,300	98,442
#	Singapore Airlines Ltd.	3,092,700	14,427,116
	Singapore Exchange Ltd.	1,399,400	12,591,056
	Singapore Land Group Ltd.	560,723	787,331
	Singapore Post Ltd.	5,712,616	2,326,872
	Singapore Shipping Corp. Ltd.	143,035	28,919
	Singapore Technologies Engineering Ltd.	2,257,000	8,010,611

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Telecommunications Ltd.	801,350	$1,957,988
	Stamford Land Corp. Ltd.	2,667,176	716,012
	StarHub Ltd.	2,431,810	2,198,140
#	Straits Trading Co. Ltd.	629,718	679,602
#*††	Swiber Holdings Ltd.	1,301,500	0
*	Thomson Medical Group Ltd.	5,667,600	187,669
	Tiong Woon Corp. Holding Ltd.	160,750	72,633
#	Tuan Sing Holdings Ltd.	3,498,718	706,944
	UMS Integration Ltd.	2,280,408	1,756,454
	United Overseas Bank Ltd.	1,510,989	41,536,545
	United Overseas Insurance Ltd.	1,900	9,955
	UOB-Kay Hian Holdings Ltd.	1,402,215	1,783,030
	UOL Group Ltd.	1,230,488	4,589,042
	Valuetronics Holdings Ltd.	2,514,360	1,155,756
	Venture Corp. Ltd.	521,600	4,840,662
	Vicom Ltd.	9,600	9,265
#	Wee Hur Holdings Ltd.	917,300	330,470
	Wilmar International Ltd.	2,892,700	6,612,891
	Wing Tai Holdings Ltd.	2,108,324	1,906,572
	Yangzijiang Shipbuilding Holdings Ltd.	5,494,700	12,305,261
	Yeo Hiap Seng Ltd.	64,554	27,084
TOTAL SINGAPORE			333,323,760
SOUTH AFRICA — (0.0%)
#	Anglogold Ashanti PLC (AU US)	411,065	12,418,274
SPAIN — (2.4%)
	Acciona SA	88,160	9,932,849
	Acerinox SA	738,861	7,414,324
	ACS Actividades de Construccion y Servicios SA	768,699	39,137,695
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	36,395	1,126,369
Ω	Aena SME SA	89,799	19,339,127
	Alantra Partners SA	3,093	27,949
	Almirall SA	238,321	2,340,524
	Amadeus IT Group SA	603,233	44,143,113
		Shares	Value»
SPAIN — (Continued)
#*	Amper SA	1,495,840	$191,473
	Atresmedia Corp. de Medios de Comunicacion SA	356,510	1,629,447
	Audax Renovables SA	75,792	119,893
	Azkoyen SA	55,415	361,694
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,497,154	73,969,820
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	1,966,312	22,297,978
	Banco de Sabadell SA	20,339,535	47,943,820
	Banco Santander SA (SAN SM)	11,550,342	59,189,769
	Banco Santander SA (SAN US), Sponsored ADR	93,721	477,040
	Bankinter SA	3,101,692	26,426,648
	CaixaBank SA	6,774,643	41,009,343
Ω	Cellnex Telecom SA	343,195	11,494,699
#	CIE Automotive SA	228,491	6,090,392
	Construcciones y Auxiliar de Ferrocarriles SA	85,510	3,166,151
	Corp. ACCIONA Energias Renovables SA	92,358	1,714,552
*	Distribuidora Internacional de Alimentacion SA	35,346,869	612,223
	Ebro Foods SA	177,872	2,962,044
*	eDreams ODIGEO SA	102,679	976,405
#	Elecnor SA	103,773	1,793,967
	Enagas SA	656,435	8,307,800
#	Ence Energia y Celulosa SA	475,928	1,717,516
#	Endesa SA	621,334	13,755,290
	Ercros SA	552,483	2,027,564
	Faes Farma SA	1,136,759	4,170,025
	Ferrovial SE	376,490	16,069,835
	Fluidra SA	150,763	3,870,842
#Ω	Gestamp Automocion SA	756,968	2,071,682
#Ω	Global Dominion Access SA	378,355	1,183,452
*	Grifols SA	148,821	1,273,258
	Grupo Catalana Occidente SA	140,839	5,607,941
	Grupo Empresarial San Jose SA	77,918	458,794
	Iberdrola SA	2,149,726	30,379,663

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Iberpapel Gestion SA (IBG SM)	7,706	$147,979
#	Indra Sistemas SA	583,697	11,187,249
	Industria de Diseno Textil SA	873,477	47,412,880
	Laboratorios Farmaceuticos Rovi SA	115,662	7,810,875
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	666,372	863,345
	Logista Integral SA	315,807	9,542,101
	Mapfre SA	3,959,364	11,000,446
	Melia Hotels International SA	359,462	2,677,040
	Miquel y Costas & Miquel SA	136,639	1,857,217
	Naturgy Energy Group SA	191,332	4,698,120
Ω	Neinor Homes SA	79,415	1,385,820
#*	Obrascon Huarte Lain SA	2,003,661	767,820
*	Oryzon Genomics SA	17,553	25,840
	Pharma Mar SA	11,766	1,125,562
	Prim SA	7,030	70,789
#*	Promotora de Informaciones SA, Class A	739,421	250,950
Ω	Prosegur Cash SA	530,415	314,075
	Realia Business SA	722,094	746,835
	Redeia Corp. SA	769,817	12,949,181
	Repsol SA (REP SM)	3,125,645	36,325,904
	Repsol SA (REPYY US), Sponsored ADR	74,826	870,220
	Sacyr SA	1,721,676	5,631,610
*	Solaria Energia y Medio Ambiente SA	217,213	1,699,526
#*	Soltec Power Holdings SA	5,663	9,388
*Ω	Talgo SA	183,992	742,546
*	Tecnicas Reunidas SA	69,958	987,840
	Telefonica SA (TEF SM)	12,533,397	51,064,763
	Telefonica SA (TEF US), Sponsored ADR	220,307	890,040
#	Tubacex SA	456,505	1,614,322
#*	Tubos Reunidos SA	28,836	16,852
Ω	Unicaja Banco SA	3,920,205	5,578,078
	Vidrala SA	76,793	7,863,270
	Viscofan SA	178,754	11,312,381
	Vocento SA	126,195	95,939
TOTAL SPAIN			756,319,773
		Shares	Value»
SWEDEN — (2.8%)
	AAK AB	178,677	$5,193,188
Ω	AcadeMedia AB	379,838	2,338,381
	AddLife AB, Class B	314,472	4,286,262
	Addnode Group AB	323,648	3,436,887
	AddTech AB, Class B	358,034	10,450,353
	AFRY AB	318,480	5,069,375
	Alfa Laval AB	196,506	8,759,571
Ω	Alimak Group AB	154,649	1,619,141
	Alleima AB	500,742	4,151,683
	Alligo AB, Class B	116,445	1,489,385
Ω	Ambea AB	385,415	3,231,098
*	Annehem Fastigheter AB, Class B	332,016	493,680
	AQ Group AB	156,164	2,232,120
	Arise AB	110,741	377,194
	Arjo AB, Class B	911,805	3,266,648
	Assa Abloy AB, Class B	324,022	9,926,837
	Atlas Copco AB (ATCOA SS), Class A	2,042,559	34,122,493
	Atlas Copco AB (ATCOB SS), Class B	1,164,748	17,315,841
	Atrium Ljungberg AB, Class B	115,534	2,043,278
Ω	Attendo AB	491,899	2,272,916
	Avanza Bank Holding AB	331,218	9,932,375
	Axfood AB	223,360	4,789,803
*	Balco Group AB	13,631	48,048
	Beijer Alma AB	148,925	2,367,496
	Beijer Ref AB	210,000	3,116,159
	Bergman & Beving AB	131,120	3,806,853
	Betsson AB, Class B	689,732	9,415,633
#*	Better Collective AS	100,558	977,249
*	BHG Group AB	244,808	593,543
	Bilia AB, Class A	368,992	4,325,951
	Billerud Aktiebolag	737,728	7,574,384
	BioGaia AB, Class B	212,960	2,329,051
	Biotage AB	89,927	1,148,339
	Bjorn Borg AB	94,604	482,561
	Boliden AB	530,095	15,921,556
*	Bonava AB, Class B	1,055,063	862,767
*Ω	Boozt AB	31,308	368,535
Ω	Bravida Holding AB	297,595	2,374,833
	BTS Group AB, Class B	400	10,374
	Bufab AB	119,639	5,027,232
	Bulten AB	78,358	551,603
	Bure Equity AB	287,877	10,473,236
	Byggmax Group AB	271,745	1,211,641
*	Camurus AB	58,632	3,142,540
*	Carasent AB	2,705	5,343
*	Castellum AB	361,326	3,918,879
	Catella AB	125,475	306,103
	Catena AB	83,708	3,646,430

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Cavotec SA	3,925	$6,866
	Cellavision AB	31,183	633,730
#	Cibus Nordic Real Estate AB publ	59,028	957,166
#*	Cint Group AB	268,565	207,047
	Clas Ohlson AB, Class B	233,515	4,984,148
	Cloetta AB, Class B	1,072,098	2,734,738
Ω	Coor Service Management Holding AB	260,518	743,392
#	Corem Property Group AB (COREB SS), Class B	1,910,054	1,012,826
	Corem Property Group AB (CORED SS), Class D	6,348	131,913
	CTT Systems AB	8,413	215,019
	Dios Fastigheter AB	292,589	2,019,426
Ω	Dometic Group AB	916,537	4,641,367
*Ω	Dustin Group AB	1,064,529	368,068
*	Dynavox Group AB	38,482	259,606
	Eastnine AB	382,446	1,694,182
#	Elanders AB, Class B	26,505	200,750
*	Electrolux AB, Class B	226,021	2,048,060
	Electrolux Professional AB, Class B	675,670	4,669,730
	Elekta AB, Class B	781,562	4,631,776
*Ω	Eltel AB	80,003	46,723
*	Embracer Group AB	126,276	2,553,256
*	Enea AB	70,527	621,346
#	Engcon AB	37,594	352,009
#	Eolus Vind AB, Class B	5,761	27,658
	Ependion AB	18,004	198,852
	Epiroc AB (EPIA SS), Class A	489,587	9,329,768
	Epiroc AB (EPIB SS), Class B	292,831	4,888,638
	Essity AB (ESSITYA SS), Class A	25,484	648,334
	Essity AB (ESSITYB SS), Class B	400,503	10,143,045
Ω	Evolution AB	114,319	8,770,509
	Ework Group AB	35,343	484,618
	Fabege AB	311,394	2,329,115
	Fagerhult Group AB	182,369	886,946
#*	Fastighets AB Balder, Class B	678,942	4,831,138
*	Fastighets AB Trianon	18,381	35,962
*	Fastighetsbolaget Emilshus AB, Class B	9,174	37,423
		Shares	Value»
SWEDEN — (Continued)
	FastPartner AB (FPARA SS), Class A	71,498	$401,983
	Fenix Outdoor International AG	9,035	552,104
*	Ferronordic AB	4,364	24,636
	Fortnox AB	929,117	6,431,547
	G5 Entertainment AB	17,553	205,395
	Getinge AB, Class B	288,036	5,656,164
	Granges AB	538,929	6,536,924
*Ω	Green Landscaping Group AB	9,902	61,088
#	H & M Hennes & Mauritz AB, Class B	551,754	7,350,910
	Hanza AB	97,222	707,776
	Heba Fastighets AB, Class B	104,151	301,931
	Hemnet Group AB	240,499	7,991,680
	Hexagon AB, Class B	814,118	9,425,636
*	Hexatronic Group AB	448,144	1,462,993
	Hexpol AB	711,767	6,659,595
	HMS Networks AB	103,792	4,800,208
*Ω	Hoist Finance AB	252,896	2,128,470
	Holmen AB (HOLMB SS), Class B	141,050	5,344,474
	Hufvudstaden AB, Class A	156,396	1,741,124
*	Humana AB	89,004	289,732
	Husqvarna AB (HUSQA SS), Class A	64,995	347,921
	Husqvarna AB (HUSQB SS), Class B	834,732	4,445,068
	Indutrade AB	370,294	10,193,893
	Instalco AB	754,498	2,148,437
*	International Petroleum Corp. (IPCO CN)	23,432	304,881
#*	International Petroleum Corp. (IPCO SS)	414,659	5,454,192
	INVISIO AB	41,881	1,247,154
	Inwido AB	382,023	7,021,358
	ITAB Shop Concept AB	40,046	77,737
	JM AB	271,307	4,028,719
*	John Mattson Fastighetsforetagen AB	37,329	209,723
	Kabe Group AB, Class B	1,643	44,981
*	Karnov Group AB	155,881	1,253,479
#*	K-fast Holding AB	143,336	206,726
*	Klarabo Sverige AB, Class B	26,335	38,811

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	KNOW IT AB	129,927	$1,619,001
	Lagercrantz Group AB, Class B	631,476	13,406,421
	Lifco AB, Class B	132,131	4,332,826
	Lime Technologies AB	21,768	685,028
	Lindab International AB	315,548	5,635,191
	Loomis AB	367,201	11,687,369
*	Maha Energy AB	5,355	3,039
*	Medcap AB	23,770	861,178
	Medicover AB, Class B	158,721	2,931,827
	MEKO AB	194,746	2,326,033
	Micro Systemation AB, Class B	45,756	228,497
*	Modern Times Group MTG AB, Class B	387,383	3,597,061
	Momentum Group AB	124,891	1,972,037
Ω	Munters Group AB	264,149	4,196,798
	Mycronic AB	183,704	7,447,804
#	NCAB Group AB	583,941	3,510,523
	NCC AB, Class B	413,256	6,665,220
	Nederman Holding AB	21,329	414,762
*	Net Insight AB, Class B	808,180	519,066
#	New Wave Group AB, Class B	471,376	4,491,893
	Nibe Industrier AB, Class B	445,753	1,785,895
	Nilorngruppen AB, Class B	15,584	98,467
*	Nivika Fastigheter AB, Class B	12,968	45,953
*	Nobia AB	2,474,776	906,502
	Nolato AB, Class B	813,243	4,231,841
	Nordic Waterproofing Holding AB	76,509	1,205,226
	Nordnet AB publ	273,288	6,496,521
*	Norion Bank AB	260,502	786,378
*	Norva24 Group AB	37,350	83,490
*	Note AB	11,284	166,336
#	NP3 Fastigheter AB	75,267	1,789,411
	Nyfosa AB	472,982	4,852,842
	OEM International AB, Class B	236,638	2,645,177
#*	Orron Energy AB	483,124	291,048
*	Ovzon AB	79,344	135,383
	Pandox AB	311,171	5,666,289
	Peab AB, Class B	849,010	6,089,714
	Platzer Fastigheter Holding AB, Class B	85,181	655,886
	Prevas AB, Class B	24,929	234,071
*	Pricer AB, Class B	611,644	616,644
	Proact IT Group AB	140,884	1,519,370
	Ratos AB, Class B	1,026,200	3,216,740
		Shares	Value»
SWEDEN — (Continued)
	RaySearch Laboratories AB	131,837	$2,799,856
	Rejlers AB	9,832	131,481
	Rottneros AB	395,433	338,266
	Rvrc Holding AB	162,838	726,021
	Saab AB, Class B	71,753	1,551,058
	Sagax AB (SAGAA SS), Class A	758	16,611
	Sagax AB (SAGAB SS), Class B	164,479	3,619,904
	Sandvik AB	709,625	14,641,691
	Scandi Standard AB	255,955	1,935,029
Ω	Scandic Hotels Group AB	724,329	5,039,419
*	Sdiptech AB, Class B	73,132	1,497,303
	Sectra AB, Class B	303,136	6,937,967
	Securitas AB, Class B	846,191	10,766,119
*	Sedana Medical AB	108,158	178,404
*	Sensys Gatso Group AB	35,488	202,350
*Ω	Sinch AB	2,525,726	5,345,149
	SinterCast AB	725	7,005
*	Sivers Semiconductors AB	444,477	132,850
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	1,517,986	21,516,312
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,509	211,629
	Skanska AB, Class B	581,598	12,460,638
	SKF AB (SKFA SS), Class A	44,341	894,967
	SKF AB (SKFB SS), Class B	557,621	11,262,704
	SkiStar AB	206,381	3,117,128
	Softronic AB, Class B	33,747	70,701
	Solid Forsakring AB	56,354	432,507
	SSAB AB (SSABA SS), Class A	388,283	1,865,421
	SSAB AB (SSABAH FH), Class A	89,315	430,909
	SSAB AB (SSABB SS), Class B	901,312	4,251,651
	SSAB AB (SSABBH FH), Class B	505,629	2,381,955
*	Stendorren Fastigheter AB	21,280	417,506
*	Stillfront Group AB	1,722,497	1,037,177
	Storskogen Group AB, Class B	1,708,439	1,841,971
	Svenska Cellulosa AB SCA (SCAA SS), Class A	36,564	499,042

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA (SCAB SS), Class B	762,362	$10,499,499
	Svenska Handelsbanken AB (SHBA SS), Class A	1,037,400	11,477,455
#	Svenska Handelsbanken AB (SHBB SS), Class B	28,441	425,999
	Sweco AB, Class B	426,371	6,663,374
#	Swedbank AB, Class A	692,195	15,071,468
*	Swedish Orphan Biovitrum AB	148,707	4,497,191
	Synsam AB	107,344	477,742
	Systemair AB	226,796	1,729,855
	Tele2 AB, Class B	1,097,324	12,218,553
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	72,339	545,986
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,523,376	34,060,460
#	Telia Co. AB	5,401,056	15,912,144
*	TF Bank AB	20,190	673,785
Ω	Thule Group AB	139,985	4,432,227
	Trelleborg AB, Class B	288,337	10,856,528
	Troax Group AB	130,585	2,743,007
	Truecaller AB, Class B	667,049	3,966,095
	VBG Group AB, Class B	45,459	1,353,979
#*	Viaplay Group AB	170,328	9,315
	Vitec Software Group AB, Class B	79,319	4,181,180
	Vitrolife AB	169,356	3,397,234
	Volati AB	52,232	500,832
	Volvo AB (VOLVA SS), Class A	313,529	8,648,856
	Volvo AB (VOLVB SS), Class B	2,374,296	65,419,936
#*	Volvo Car AB, Class B	1,223,400	2,769,388
	Wallenstam AB, Class B	551,705	2,381,589
	Wihlborgs Fastigheter AB	637,411	6,315,623
	XANO Industri AB, Class B	19,406	95,203
TOTAL SWEDEN			874,181,410
		Shares	Value»
SWITZERLAND — (7.7%)
	ABB Ltd.	1,147,832	$62,502,187
	Accelleron Industries AG (ACLN SW)	362,880	18,134,967
	Adecco Group AG	502,380	11,959,500
	Alcon AG	742,255	67,679,144
	Allreal Holding AG	86,380	16,172,241
	ALSO Holding AG	30,812	8,513,097
*	ams-OSRAM AG	331,240	2,458,463
	APG SGA SA	4,201	957,477
*	Arbonia AG	250,748	3,409,867
*	Aryzta AG	4,706,401	9,306,179
	Ascom Holding AG	131,181	495,826
	Autoneum Holding AG	14,565	2,036,885
	Avolta AG	248,464	11,230,728
	Baloise Holding AG	199,991	36,492,525
	Banque Cantonale de Geneve	4,912	1,422,763
#	Banque Cantonale Vaudoise	148,708	15,006,888
#	Barry Callebaut AG	11,066	12,164,560
*	Basilea Pharmaceutica Ag Allschwil	9,659	430,041
	Belimo Holding AG	16,687	12,177,147
	Bell Food Group AG	10,288	3,004,292
	Bellevue Group AG	36,334	537,161
	Berner Kantonalbank AG	13,673	3,697,317
	BKW AG	51,778	8,833,794
	Bossard Holding AG, Class A	35,099	7,813,636
	Bucher Industries AG	37,549	15,099,653
	Burckhardt Compression Holding AG	11,872	8,969,791
	Burkhalter Holding AG	20,144	2,178,444
	Bystronic AG	6,050	2,174,715
#	Calida Holding AG	1,888	46,705
	Carlo Gavazzi Holding AG	1,409	294,922
	Cembra Money Bank AG	141,182	13,911,235
	Chocoladefabriken Lindt & Spruengli AG	98	11,091,901
*	Cicor Technologies Ltd.	9,793	727,729
	Cie Financiere Richemont SA, Class A	366,231	70,799,238
	Cie Financiere Tradition SA	5,238	1,112,831
#	Clariant AG	1,049,031	11,807,939
	Coltene Holding AG	11,040	675,356

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	COSMO Pharmaceuticals NV	17,002	$1,226,852
	CPH Group AG	211	18,459
#	Daetwyler Holding AG	25,104	3,816,951
	DKSH Holding AG	158,783	12,469,174
#*	DocMorris AG	2,969	64,036
	dormakaba Holding AG	13,958	10,022,679
	DSM-Firmenich AG	186,419	19,031,391
	EFG International AG	562,030	8,792,853
	Emmi AG	9,210	8,019,117
	EMS-Chemie Holding AG	3,159	2,236,241
#	Feintool International Holding AG	29,056	460,566
	Flughafen Zurich AG	106,450	25,627,162
	Forbo Holding AG	4,415	4,227,724
	Fundamenta Real Estate AG	4,346	80,576
Ω	Galenica AG	236,556	21,081,054
*	GAM Holding AG	565,368	60,710
	Geberit AG	72,553	40,467,768
	Georg Fischer AG	374,190	29,469,704
	Givaudan SA	4,713	20,585,274
	Gurit Holding AG, Class BR	16,941	344,469
	Helvetia Holding AG	206,472	36,028,371
	Hiag Immobilien Holding AG	6,354	612,534
	Holcim AG (HOLN FP)	170,271	17,188,820
	Holcim AG (HOLN SW)	628,649	63,005,676
	Huber & Suhner AG	87,248	7,241,327
	Implenia AG	51,747	1,974,684
*	Ina Invest AG	16,758	386,933
	Inficon Holding AG	8,200	10,569,740
	Interroll Holding AG	2,119	4,969,569
	Intershop Holding AG	18,917	2,834,505
	Investis Holding SA	6,553	805,948
	Julius Baer Group Ltd.	481,122	33,805,707
	Jungfraubahn Holding AG	11,063	2,204,426
	Kardex Holding AG	21,021	6,499,341
#	Komax Holding AG	17,709	2,617,065
*	Kudelski SA	172,373	241,886
	Kuehne & Nagel International AG	88,672	20,149,188
	Landis & Gyr Group AG	103,355	7,064,633
	LEM Holding SA	2,364	2,241,233
	Liechtensteinische Landesbank AG	46,137	3,709,500
#	Logitech International SA (LOGI US)	63,140	6,151,099
		Shares	Value»
SWITZERLAND — (Continued)
	Logitech International SA (LOGN SW)	123,141	$12,189,869
	Lonza Group AG	75,578	47,923,414
	Luzerner Kantonalbank AG	55,160	4,133,489
Ω	Medacta Group SA	15,344	1,960,217
Ω	Medmix AG	89,242	1,203,714
#	Meier Tobler Group AG	19,650	598,126
	Metall Zug AG, Class B	958	1,105,518
	Mikron Holding AG	52,323	926,381
#	Mobilezone Holding AG	167,487	2,097,308
	Mobimo Holding AG	43,511	14,451,882
*Ω	Montana Aerospace AG	1,046	18,653
	Naturenergie Holding AG	17,137	645,393
	Nestle SA	2,330,257	197,933,483
	Novartis AG (NOVN SW)	119,002	12,456,744
#	Novartis AG (NVS US), Sponsored ADR	2,448,400	256,396,448
#	Novavest Real Estate AG	1,797	68,271
	OC Oerlikon Corp. AG Pfaffikon	923,952	3,706,572
*	Orascom Development Holding AG	65,164	397,947
#	Orell Fuessli AG	613	52,097
#	Orior AG	25,850	1,117,096
	Partners Group Holding AG	42,682	64,840,330
*	Peach Property Group AG	2,196	19,907
	Phoenix Mecano AG	1,820	833,553
	Plazza AG, Class A	2,787	1,060,978
	PSP Swiss Property AG	143,815	21,244,641
	Rieter Holding AG	12,545	1,214,460
	Roche Holding AG (RO SW)	29,069	9,667,062
	Roche Holding AG (ROG SW)	607,318	190,923,594
	Romande Energie Holding SA	15,476	795,758
	Sandoz Group AG (SDZ SW)	693,330	33,194,788
	Sandoz Group AG (SDZNY US), ADR	324,425	15,497,792
*	Santhera Pharmaceuticals Holding AG	6,025	113,138
	Schindler Holding AG	38,107	10,717,115

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Schweiter Technologies AG	4,280	$2,139,016
*Ω	Sensirion Holding AG	12,826	935,155
	SFS Group AG	83,309	10,467,398
	SGS SA	338,990	32,928,960
	Siegfried Holding AG	21,918	24,618,351
#	SIG Group AG	1,046,934	22,832,033
	Sika AG	77,337	19,640,803
	SKAN Group AG	11,678	1,008,631
	Softwareone Holding AG	252,517	1,647,279
	Sonova Holding AG	53,497	18,664,206
	St. Galler Kantonalbank AG	11,578	5,728,962
	Stadler Rail AG	96,927	2,153,498
#	StarragTornos Group AG	2,262	96,864
	Straumann Holding AG	78,875	11,185,709
	Sulzer AG	108,989	17,692,039
#	Swatch Group AG (UHR SW)	61,152	11,329,066
	Swatch Group AG (UHRN SW)	120,865	4,411,565
	Swiss Life Holding AG	51,237	41,831,938
	Swiss Prime Site AG	360,529	41,158,571
	Swiss Re AG	526,787	80,423,148
	Swisscom AG	56,873	32,004,658
	Swissquote Group Holding SA	55,101	23,920,287
	Tecan Group AG	986	253,122
	Temenos AG	177,241	15,071,984
	Thurgauer Kantonalbank	1,440	208,028
	TX Group AG	11,468	2,348,054
	u-blox Holding AG	33,921	2,523,391
#*	UBS Group AG (UBS US)	757,484	26,830,101
	UBS Group AG (UBSG SW)	1,737,119	61,250,006
	Valiant Holding AG	84,566	10,027,748
#	Varia U.S. Properties AG	3,801	126,872
Ω	VAT Group AG	35,337	13,575,050
	Vaudoise Assurances Holding SA	4,301	2,388,218
	Vetropack Holding AG	40,832	1,138,772
	Vontobel Holding AG	153,475	11,340,792
	VP Bank AG, Class A	15,365	1,369,272
	VZ Holding AG	43,161	7,429,672
*	V-ZUG Holding AG	6,544	335,339
	Walliser Kantonalbank	3,138	390,883
#	Warteck Invest AG	347	734,081
	Ypsomed Holding AG	9,812	3,855,697
	Zehnder Group AG	47,747	2,638,724
		Shares	Value»
SWITZERLAND — (Continued)
	Zug Estates Holding AG, Class B	466	$1,074,140
	Zuger Kantonalbank	230	2,179,327
	Zurich Insurance Group AG	107,485	65,132,097
TOTAL SWITZERLAND			2,442,277,334
UNITED KINGDOM — (12.1%)
	3i Group PLC	1,235,688	59,366,541
	4imprint Group PLC	103,434	7,655,829
	abrdn PLC	4,749,911	9,084,543
*	Accesso Technology Group PLC	9,570	58,799
*	Accsys Technologies PLC	6,992	3,768
	Admiral Group PLC	482,358	16,115,815
	Advanced Medical Solutions Group PLC	138,403	358,588
	AG Barr PLC	297,204	2,241,193
Ω	Airtel Africa PLC	3,878,871	6,906,375
	AJ Bell PLC	1,051,101	5,772,551
Ω	Alfa Financial Software Holdings PLC	416,528	1,142,306
#*	Alliance Pharma PLC	1,698,769	1,282,833
*	Alphawave IP Group PLC	14,487	25,559
	Anglo American PLC	1,249,118	36,575,656
	Anglo-Eastern Plantations PLC	36,389	303,752
	Antofagasta PLC	314,471	6,668,173
*	AO World PLC	315,863	385,095
	Ashmore Group PLC	1,398,879	2,938,557
	Ashtead Group PLC	726,910	47,374,105
	Ashtead Technology Holdings PLC	23,057	159,305
#*	ASOS PLC	121,670	638,223
	Associated British Foods PLC	484,861	11,377,044
#*Ω	Aston Martin Lagonda Global Holdings PLC	190,346	246,716
	AstraZeneca PLC (AZN LN)	241,813	33,944,635
	AstraZeneca PLC (AZN US), Sponsored ADR	1,637,723	115,885,279
	Atalaya Mining Copper SA	72,722	308,334
*	Auction Technology Group PLC	40,032	305,409
Ω	Auto Trader Group PLC	1,604,440	15,627,012
	Aviva PLC	3,320,997	21,050,296
	Avon Technologies PLC	83,263	1,530,097

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail SA	3,177,684	$12,686,588
	Babcock International Group PLC	2,732,988	18,192,726
	BAE Systems PLC	893,626	13,508,251
Ω	Bakkavor Group PLC	792,402	1,307,265
	Balfour Beatty PLC	2,021,799	11,639,569
	Bank of Georgia Group PLC	237,307	13,930,296
	Barclays PLC (BARC LN)	8,137,027	29,822,155
	Barclays PLC (BCS US), Sponsored ADR	896,402	13,159,181
	Barratt Redrow PLC	5,074,457	28,425,649
	Beazley PLC	2,515,359	25,971,871
#	Begbies Traynor Group PLC	60,562	69,623
	Bellway PLC	540,371	17,443,118
	Berkeley Group Holdings PLC	256,343	12,264,684
	Bloomsbury Publishing PLC	272,633	2,248,997
	Bodycote PLC	871,789	6,870,774
#*	boohoo Group PLC	1,788,396	639,050
	BP PLC (BP LN)	10,974,429	56,773,926
	BP PLC (BP US), Sponsored ADR	2,928,721	90,966,074
#	Braemar PLC	71,897	239,002
	Breedon Group PLC	446,493	2,403,442
Ω	Bridgepoint Group PLC	68,260	319,156
	British American Tobacco PLC (BATS LN)	1,241,472	49,256,562
	British American Tobacco PLC (BTI US), Sponsored ADR	47,984	1,902,086
	Brooks Macdonald Group PLC	4,885	90,293
#	BT Group PLC	24,178,337	42,376,192
	Bunzl PLC	234,872	9,997,717
	Burberry Group PLC	256,573	3,749,890
	Burford Capital Ltd.	637,010	8,968,895
	Bytes Technology Group PLC (BYIT LN)	942,205	5,363,419
	C&C Group PLC	1,641,024	2,952,039
#*	Capita PLC	936,936	166,854
	Capital Ltd.	157,962	148,412
	Capricorn Energy PLC	530,467	2,045,102
	Card Factory PLC	1,551,832	1,812,933
*	Carnival PLC (CCL LN)	47,585	1,193,011
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Carnival PLC (CUK US), ADR	701	$17,644
	Carr's Group PLC	71,804	111,419
	Castings PLC	62,771	209,030
	Centaur Media PLC	126,418	42,216
	Central Asia Metals PLC	576,887	1,075,222
	Centrica PLC	18,970,160	33,340,159
	Chemring Group PLC	807,172	3,176,237
	Chesnara PLC	547,357	1,806,980
	Clarkson PLC	86,620	4,580,217
*	Close Brothers Group PLC	885,967	3,494,915
Ω	CMC Markets PLC	479,654	1,326,175
	Coats Group PLC	3,051,893	3,618,720
	Coca-Cola HBC AG	235,914	8,189,602
	Cohort PLC	4,387	62,471
	Compass Group PLC	1,127,082	38,832,892
	Computacenter PLC	360,262	10,380,541
	Conduit Holdings Ltd.	24,435	137,523
Ω	ConvaTec Group PLC	2,508,798	7,649,178
	Costain Group PLC	858,991	1,012,760
	Cranswick PLC	174,860	10,890,416
	Crest Nicholson Holdings PLC	1,230,629	2,726,824
	Croda International PLC	43,840	1,805,722
*	Currys PLC	9,242,269	10,696,649
	CVS Group PLC	197,459	2,394,872
	DCC PLC	297,569	20,518,001
#*	De La Rue PLC	482,892	682,148
	DFS Furniture PLC	633,331	1,045,757
#	Diageo PLC (DEO US), Sponsored ADR	198,216	23,779,974
	Diageo PLC (DGE LN)	369,044	10,993,973
#*	Dialight PLC	31,395	45,844
	Diploma PLC	155,125	8,685,869
	Direct Line Insurance Group PLC	4,769,821	15,802,731
	DiscoverIE Group PLC	188,017	1,480,745
	Diversified Energy Co. PLC (DEC LN)	36,210	581,294
	Domino's Pizza Group PLC	1,238,776	4,608,243
#	dotdigital group PLC	511,749	550,192
	Dowlais Group PLC	3,540,183	3,132,129
	Dr. Martens PLC	293,475	260,441
	Drax Group PLC	1,827,637	14,085,790
	DS Smith PLC	5,257,370	37,702,143
	Dunelm Group PLC	559,440	6,835,314
	Dyson Group PLC	3,999	158
	easyJet PLC	866,636	5,473,878
	Ecora Resources PLC	1,446,111	1,109,035

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	EKF Diagnostics Holdings PLC	38,270	$11,825
	Elementis PLC	1,921,786	3,723,709
	Energean PLC	532,680	6,103,469
*	EnQuest PLC	8,505,619	1,248,354
	Entain PLC	711,367	6,176,729
	Epwin Group PLC	9,451	10,880
	Essentra PLC	1,132,414	1,745,239
*††	Evraz PLC	1,444,631	0
	Experian PLC	805,423	39,674,833
	FDM Group Holdings PLC	202,345	590,684
	Firstgroup PLC	3,204,141	6,459,575
#*	Flutter Entertainment PLC	93,709	25,129,897
	Foresight Group Holdings Ltd.	111,678	543,766
Ω	Forterra PLC	653,810	1,295,888
	Foxtons Group PLC	817,147	681,410
*	Frasers Group PLC	610,275	4,791,610
	Fresnillo PLC	129,357	1,107,214
	Fuller Smith & Turner PLC, Class A	120,526	822,398
*	Fund Technologies PLC	14,112	325,140
*Ω	Funding Circle Holdings PLC	65,068	101,674
	Future PLC	140,310	1,587,439
	Galliford Try Holdings PLC	477,687	2,212,524
	Games Workshop Group PLC	128,575	23,111,196
*	Gaming Realms PLC	157,902	70,186
	Gamma Communications PLC	180,820	2,992,209
	GB Group PLC	274,911	1,190,936
*	Genel Energy PLC	787,975	630,065
	Genuit Group PLC	1,001,006	4,845,284
*	Georgia Capital PLC	189,316	2,827,667
	Glencore PLC	7,015,206	30,308,819
#	Gooch & Housego PLC	23,082	126,403
	Goodwin PLC	896	81,579
	Grafton Group PLC, CDI	687,629	7,869,323
	Grainger PLC	2,753,289	7,239,424
	Greencore Group PLC	1,957,577	4,690,063
	Greggs PLC	536,211	14,302,687
*	Griffin Mining Ltd.	1,878	3,439
	GSK PLC (GSK LN)	2,561,499	44,620,229
#	GSK PLC (GSK US), Sponsored ADR	665,109	23,458,409
	Gulf Keystone Petroleum Ltd.	1,376,186	2,906,717
*	Gulf Marine Services PLC	321,392	68,320
		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Gym Group PLC	478,207	$811,759
	H&T Group PLC	17,925	76,501
	Haleon PLC (HLN LN)	4,086,631	19,048,650
	Halfords Group PLC	837,098	1,468,635
	Halma PLC	201,658	7,554,366
	Harbour Energy PLC	2,224,176	6,420,746
	Hargreaves Lansdown PLC	1,208,514	16,469,505
	Hargreaves Services PLC	29,274	231,012
	Harworth Group PLC	146,511	317,060
	Hays PLC	5,738,847	5,419,784
	Headlam Group PLC	227,984	366,164
	Helical PLC	1,472,061	3,274,623
*	Helios Towers PLC	1,710,823	1,999,173
	Henry Boot PLC	368,414	934,873
	Hikma Pharmaceuticals PLC	331,091	9,386,263
	Hill & Smith PLC	274,943	6,738,128
	Hilton Food Group PLC	195,909	2,144,240
	Hiscox Ltd.	1,226,594	16,545,266
*	Hochschild Mining PLC	1,350,126	2,934,434
	Hollywood Bowl Group PLC	540,756	1,878,782
*Ω	Hostelworld Group PLC	135,705	218,491
	Howden Joinery Group PLC	2,111,292	21,339,953
	HSBC Holdings PLC (HSBA LN)	1,656,655	17,302,299
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,452,162	128,566,854
	Hunting PLC	905,027	3,882,943
Ω	Ibstock PLC	1,278,278	2,666,803
#	IDOX PLC	178,554	139,431
	IG Group Holdings PLC	1,443,408	18,209,601
	IMI PLC	1,060,808	26,246,837
	Impax Asset Management Group PLC	156,932	428,580
	Imperial Brands PLC	1,665,881	56,186,241
	Inchcape PLC	1,874,167	15,602,763
*	Indivior PLC	243,730	2,875,849
	Informa PLC	1,611,612	17,196,555
	IntegraFin Holdings PLC	827,064	3,708,088
	InterContinental Hotels Group PLC (IHG LN)	102,390	13,652,752

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	InterContinental Hotels Group PLC (IHG US), ADR	70,112	$9,445,502
	Intermediate Capital Group PLC	545,342	15,890,526
	International Consolidated Airlines Group SA	937,841	3,910,867
	International Distribution Services PLC	3,603,207	16,264,185
	International Personal Finance PLC	1,398,938	2,225,552
	International Workplace Group PLC	3,470,530	7,372,046
	Intertek Group PLC	284,702	17,955,743
	Investec PLC	1,993,381	12,806,789
#	iomart Group PLC	74,425	65,736
*	IP Group PLC	3,422,479	2,227,925
#*	IQE PLC	1,127,628	206,804
	Ithaca Energy PLC	7,394	11,435
	ITV PLC	9,472,092	8,687,364
	J D Wetherspoon PLC	424,492	3,275,253
	J Sainsbury PLC	5,959,262	18,716,528
*	James Fisher & Sons PLC	191,714	728,566
#	James Halstead PLC	99,511	211,783
	JD Sports Fashion PLC	5,790,094	6,354,044
	JET2 PLC	172,775	3,263,968
*	John Wood Group PLC	4,289,083	3,833,232
	Johnson Matthey PLC	355,432	6,283,560
	Johnson Service Group PLC	757,933	1,275,196
	Jupiter Fund Management PLC	2,098,164	2,078,783
	Just Group PLC	5,077,421	10,401,052
	Kainos Group PLC	236,638	2,409,101
	Keller Group PLC	557,441	9,425,386
	Kier Group PLC	1,804,272	3,340,079
	Kingfisher PLC	6,359,558	19,320,498
	Kitwave Group PLC	101,030	358,635
#	Knights Group Holdings PLC	59,372	84,378
	Lancashire Holdings Ltd.	981,933	7,900,188
	Learning Technologies Group PLC	68,849	77,948
	Legal & General Group PLC	7,877,170	23,522,297
	Liontrust Asset Management PLC	85,264	472,197
		Shares	Value»
UNITED KINGDOM — (Continued)
	Lloyds Banking Group PLC (LLOY LN)	70,821,302	$54,451,959
	Lloyds Banking Group PLC (LYG US), ADR	335,403	1,022,979
	London Investment Group PLC	17,231	77,894
	London Stock Exchange Group PLC	87,315	12,993,221
	LSL Property Services PLC	131,721	478,717
Ω	Luceco PLC	214,166	417,358
	M&C Saatchi PLC	41,806	94,501
	M&G PLC	5,775,534	14,878,565
	Macfarlane Group PLC	248,152	334,162
	Man Group PLC	5,379,360	14,216,492
	Marks & Spencer Group PLC	9,324,447	38,627,474
	Marshalls PLC	742,707	2,399,149
*	Marston's PLC	3,668,040	1,845,383
*	McBride PLC	868,504	1,473,581
	Me Group International PLC	1,183,140	3,133,668
	Mears Group PLC	822,901	3,624,973
	Melrose Industries PLC	2,116,215	15,971,293
#*	Metro Bank Holdings PLC	28,970	36,563
	Midwich Group PLC	33,747	111,212
*	Mitchells & Butlers PLC	1,936,319	5,538,274
	Mitie Group PLC	5,748,755	8,232,044
	MJ Gleeson PLC	124,636	750,706
*	Mobico Group PLC	1,971,857	1,787,731
	Mondi PLC	1,122,616	17,474,318
	MONY Group PLC	2,833,478	6,785,371
*	Moonpig Group PLC	212,685	598,220
	Morgan Advanced Materials PLC	1,290,968	4,353,649
	Morgan Sindall Group PLC	223,820	10,173,245
	Mortgage Advice Bureau Holdings Ltd.	14,788	130,773
*	Motorpoint group PLC	26,215	40,754
	MP Evans Group PLC	28,366	362,869
*	N Brown Group PLC	39,454	19,281
#*	Naked Wines PLC	84,053	57,501
	National Grid PLC (NG LN)	898,153	10,895,716
#	National Grid PLC (NGG US), Sponsored ADR	265,504	16,301,976

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	NatWest Group PLC (NWG LN)	8,042,886	$42,881,859
	NatWest Group PLC (NWG US), Sponsored ADR	868,765	9,365,287
	NCC Group PLC	468,191	832,972
	Next 15 Group PLC	163,792	686,596
	Next PLC	204,305	25,111,047
#*	Nexxen International Ltd. (NEXN LN)	4,362	20,965
*	Nexxen International Ltd. (NEXN US), ADR	19,617	187,931
	Ninety One PLC	1,552,252	2,869,991
	Norcros PLC	138,482	398,193
*	Ocado Group PLC	661,882	2,451,439
Ω	On the Beach Group PLC	293,916	935,864
	OSB Group PLC	1,837,819	9,562,300
	Oxford Instruments PLC	195,814	5,068,491
*	Oxford Nanopore Technologies PLC	41,721	75,239
	Pagegroup PLC	1,651,704	6,676,688
	Pan African Resources PLC	6,504,004	3,220,886
#*	Pantheon Resources PLC	83,985	52,108
	Paragon Banking Group PLC	1,275,805	12,718,459
	PayPoint PLC	219,605	1,938,679
#	Pearson PLC (PSO US), Sponsored ADR	479,050	7,985,763
	Pearson PLC (PSON LN)	373,750	6,200,800
#	Pennon Group PLC	712,595	5,093,522
*	Pensana PLC	40,400	13,388
	Persimmon PLC	933,652	14,579,342
#*	Petra Diamonds Ltd.	52,064	17,659
	Pets at Home Group PLC	1,305,295	3,657,332
	Pharos Energy PLC	1,985,137	592,927
	Phoenix Group Holdings PLC	1,164,314	7,504,004
*	Phoenix Spree Deutschland Ltd.	26,200	52,209
	Pinewood Technologies Group PLC	281,494	1,191,179
*	Playtech PLC	805,012	7,331,684
	Plus500 Ltd.	364,123	12,764,592
	Polar Capital Holdings PLC	319,110	1,978,617
	Porvair PLC	11,959	101,395
#	PPHE Hotel Group Ltd.	32,501	524,495
		Shares	Value»
UNITED KINGDOM — (Continued)
	Premier Foods PLC	4,532,047	$10,546,405
	Prudential PLC (PRU LN)	1,203,112	10,012,215
	Prudential PLC (PUK US), ADR	344,958	5,736,652
#*	PureTech Health PLC (PRTC LN)	245,633	453,607
*	PureTech Health PLC (PRTC US), ADR	137	2,647
	PZ Cussons PLC	532,674	514,833
	QinetiQ Group PLC	1,754,089	8,052,504
Ω	Quilter PLC	4,527,857	9,065,258
	Rank Group PLC	615,103	678,766
	Rathbones Group PLC	157,789	3,394,941
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,459,052	2,682,374
	Reckitt Benckiser Group PLC	841,578	55,652,492
	Record PLC	193,593	133,807
	RELX PLC (REL LN)	596,581	29,624,079
	RELX PLC (RELX US), Sponsored ADR	366,786	18,298,950
	RELX PLC (REN NA)	437,454	21,720,802
	Renew Holdings PLC	113,340	1,026,741
	Renewi PLC	493,412	4,894,538
	Renishaw PLC	18,127	806,402
	Renold PLC	105,020	67,921
	Rentokil Initial PLC	1,170,699	5,733,552
	RHI Magnesita NV	9,135	394,843
	Ricardo PLC	130,371	405,990
	Rightmove PLC	2,557,301	21,043,873
	Rio Tinto PLC (RIO LN)	515,369	31,036,495
#	Rio Tinto PLC (RIO US), Sponsored ADR	605,290	36,565,569
*	RM PLC	1,461	1,948
	Robert Walters PLC	191,734	688,700
*	Rockhopper Exploration PLC	174,882	72,040
*	Rolls-Royce Holdings PLC	8,379,400	62,478,014
	Rotork PLC	2,452,946	10,579,511
	RS Group PLC	1,026,735	8,260,938
	RWS Holdings PLC	723,800	1,225,124
	S&U PLC	5,532	113,429
#*	S4 Capital PLC	442,489	204,702
Ω	Sabre Insurance Group PLC	337,168	551,755
*	Saga PLC	623,622	954,295
	Sage Group PLC	860,010	14,292,917
*††	Savannah Energy PLC	547,478	74,670
	Savills PLC	614,348	8,112,031
	Schroders PLC	1,487,179	6,494,513

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Secure Trust Bank PLC	12,403	$67,812
	Senior PLC	1,282,494	2,612,346
	Serco Group PLC	4,807,795	9,200,578
	Serica Energy PLC	236,615	409,804
	Severfield PLC	923,662	559,846
	Severn Trent PLC	304,341	9,504,967
	Shell PLC (SHEL LN)	1,472,115	48,336,497
	Shell PLC (SHEL US), ADR	4,348,544	286,351,561
#*	SIG PLC	2,671,809	484,331
*	Sigmaroc PLC	58,938	53,128
	Smith & Nephew PLC (SN LN)	663,549	8,414,548
	Smith & Nephew PLC (SNN US), Sponsored ADR	12,095	306,971
	Smiths Group PLC	411,883	10,490,734
	Smiths News PLC	517,576	389,774
	Softcat PLC	570,660	11,313,960
#*	SolGold PLC	1,323,363	117,763
	Spectris PLC	150,709	5,633,706
	Speedy Hire PLC	2,304,314	782,596
	Spirax Group PLC	62,656	6,229,426
Ω	Spire Healthcare Group PLC	1,328,805	3,852,367
*	Spirent Communications PLC	1,731,946	3,953,877
	SSE PLC	1,272,272	25,630,574
	SSP Group PLC	2,205,922	4,969,749
	St. James's Place PLC	771,359	10,016,585
	Standard Chartered PLC	3,772,921	50,743,951
	SThree PLC	497,318	1,561,671
*	Strix Group PLC	321,064	191,451
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	69,518	172,455
*	Synthomer PLC	643,415	1,237,818
	Tate & Lyle PLC	1,329,703	10,838,642
	Tatton Asset Management PLC	4,130	33,775
	Taylor Wimpey PLC	10,576,969	15,664,456
	TBC Bank Group PLC	89,366	3,698,810
	Team Internet Group PLC	376,051	501,680
	Telecom Plus PLC	271,797	5,628,125
	Tesco PLC	12,493,811	57,501,379
*	THG PLC	2,092,250	1,055,263
Ω	TI Fluid Systems PLC	892,254	2,154,453
	Topps Tiles PLC	908,268	422,501
	TP ICAP Group PLC	6,119,026	20,694,193
*Ω	Trainline PLC	366,397	1,609,159
	Travis Perkins PLC	1,054,744	9,280,593
	Treatt PLC	19,168	99,518
		Shares	Value»
UNITED KINGDOM — (Continued)
	Trifast PLC	656,753	$618,578
	TT Electronics PLC	945,588	1,067,080
#*	Tullow Oil PLC	2,723,645	607,774
	Unilever PLC (UL US), Sponsored ADR	551,057	31,619,651
	Unilever PLC (ULVR LN)	253,281	14,507,180
	Unilever PLC (UNA NA)	796,683	45,604,503
	United Utilities Group PLC	855,467	10,808,929
	Vanquis Banking Group PLC	884,149	573,036
	Vertu Motors PLC	1,018,006	673,213
	Vesuvius PLC	1,257,471	6,395,126
	Victorian Plumbing Group PLC	21,312	28,088
	Victrex PLC	145,967	1,789,904
*	Videndum PLC	77,752	96,104
*	Vistry Group PLC	1,148,029	8,451,358
	Vodafone Group PLC (VOD LN)	36,258,147	30,889,941
#	Volex PLC	213,565	767,022
	Volution Group PLC	405,026	2,660,497
	Vp PLC	17,348	128,403
*Ω	Watches of Switzerland Group PLC	555,233	3,928,287
#*	Watkin Jones PLC	462,728	185,519
	Weir Group PLC	346,643	10,340,631
	WH Smith PLC	510,497	8,260,583
	Whitbread PLC	485,000	16,822,989
	Wickes Group PLC	1,213,929	2,776,469
	Wilmington PLC	153,206	735,339
*	Wise PLC, Class A	225,503	3,106,869
	WPP PLC (WPP LN)	430,273	4,090,238
#	WPP PLC (WPP US), Sponsored ADR	143,409	6,809,059
*	Xaar PLC	211,992	211,882
	XPS Pensions Group PLC	118,949	512,095
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	59,183	574,173
	Young & Co.'s Brewery PLC (YNGN LN)	5,711	40,399
	Zigup PLC	1,209,893	4,578,974
	Zotefoams PLC	30,144	113,832
TOTAL UNITED KINGDOM			3,817,657,030
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	137,326	1,460,244

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
	Alcoa Corp., CDI	36,069	$1,244,475
*	Gran Tierra Energy, Inc.	2,169	12,512
*	Gran Tierra Energy, Inc. (GTE CN)	168,240	956,178
	Smurfit WestRock PLC	231,242	12,276,638
TOTAL UNITED STATES			15,950,047
TOTAL COMMON STOCKS			30,402,792,606
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 8.168%	110,605	8,404,092
#Ω	Dr. Ing hc F Porsche AG, 3.772%	111,824	7,119,749
	Draegerwerk AG & Co. KGaA, 3.203%	41,380	2,436,614
	Einhell Germany AG, 1.549%	9,323	612,900
	FUCHS SE, 2.538%	267,030	12,137,315
	Henkel AG & Co. KGaA, 2.202%	255,824	22,354,816
	Jungheinrich AG, 3.012%	250,846	6,483,170
	Porsche Automobil Holding SE, 6.716%	370,147	14,628,514
#	Sartorius AG, 0.266%	5,876	1,695,646
	Sixt SE, 6.667%	89,513	5,491,889
	STO SE & Co. KGaA, 4.456%	9,414	1,117,120
	Villeroy & Boch AG, 6.885%	60,976	963,503
	Volkswagen AG, 9.258%	396,516	40,431,112
TOTAL GERMANY			123,876,440
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants 07/24/2025	10,752	0
*	Imugene Ltd. Warrants 08/31/2026	223,457	2,223
		Shares	Value»

AUSTRALIA — (Continued)
*	Panoramic Resources Ltd.	823,501	$0
*	Silver Mines Ltd. Rights 06/17/26	28,100	0
TOTAL AUSTRALIA			2,223
BELGIUM — (0.0%)
*	Gimv NV Rights 02/06/2025	104,163	95,092
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	72,239	792
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	66,474	0
NORWAY — (0.0%)
*	XXL ASA Rights 03/14/2025	42,804	10,589
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/07/2025	768,699	379,585
TOTAL RIGHTS/WARRANTS			488,281
TOTAL INVESTMENT SECURITIES (Cost $22,670,688,347)			30,527,157,327

			Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	88,094,622	1,019,078,590
TOTAL INVESTMENTS — (100.0%)
(Cost $23,689,667,630)^^			$31,546,235,917

International Core Equity Portfolio
CONTINUED
As of January 31, 2025, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	949	03/21/25	$291,152,515	$287,891,012	$(3,261,503)
Total Futures Contracts			$291,152,515	$287,891,012	$(3,261,503)
As of January 31, 2025, the value of Rule 144A securities amounted to $556,564,014 or 1.7% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$71,575,172	$1,921,175,706	$141,815	$1,992,892,693
Austria	—	162,183,254	—	162,183,254
Belgium	6,067,317	327,397,546	—	333,464,863
Canada	3,415,786,765	7,131,326	11,770	3,422,929,861
China	15,078,176	314,435	—	15,392,611
Denmark	78,438,680	761,839,173	—	840,277,853
Finland	11,480,800	478,550,080	—	490,030,880
France	29,963,415	2,321,971,903	—	2,351,935,318
Germany	72,650,028	2,171,301,004	—	2,243,951,032
Hong Kong	281,351	482,827,317	117,109	483,225,777
Ireland	—	140,028,264	—	140,028,264
Israel	19,114,665	286,336,553	—	305,451,218
Italy	5,285,976	890,328,459	—	895,614,435
Japan	120,011,009	6,895,037,604	—	7,015,048,613
Netherlands	192,739,395	844,641,170	—	1,037,380,565
New Zealand	239,643	92,209,637	—	92,449,280
Norway	1,270,306	233,318,104	54,449	234,642,859
Portugal	226,618	93,538,984	—	93,765,602
Singapore	194,205	333,129,555	—	333,323,760
South Africa	12,418,274	—	—	12,418,274
Spain	24,535,278	731,784,495	—	756,319,773
Sweden	310,224	873,871,186	—	874,181,410
Switzerland	335,140,147	2,107,137,187	—	2,442,277,334
United Kingdom	827,735,999	2,989,846,361	74,670	3,817,657,030
United States	13,232,816	2,717,231	—	15,950,047
Preferred Stocks
Germany	—	123,876,440	—	123,876,440
Rights/Warrants
Australia	—	2,223	—	2,223
Belgium	—	95,092	—	95,092
Hong Kong	—	792	—	792
Norway	—	10,589	—	10,589
Spain	—	379,585	—	379,585
Securities Lending Collateral	—	1,019,078,590	—	1,019,078,590
Total Investments in Securities	$5,253,776,259	$26,292,059,845	$399,813˂˃	$31,546,235,917

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(3,261,503)	—	—	$(3,261,503)
Total Financial Instruments	$(3,261,503)	—	—	$(3,261,503)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
The Continental Small Company Series	$4,835,971,638
The Japanese Small Company Series	2,657,853,104
The United Kingdom Small Company Series	1,426,285,101
The Canadian Small Company Series	1,285,842,145
The Asia Pacific Small Company Series	1,151,498,007
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,357,449,995

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.330% (Cost $76,736,024)	76,736,024	76,736,024
TOTAL INVESTMENTS — (100.0%) (Cost $9,624,691,839)^^		$11,434,186,019
As of January 31, 2025, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	226	03/21/25	$68,677,577	$68,559,925	$(117,652)
Total Futures Contracts			$68,677,577	$68,559,925	$(117,652)
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$11,357,449,995	—	—	$11,357,449,995
Temporary Cash Investments	76,736,024	—	—	76,736,024
Total Investments in Securities	$11,434,186,019	—	—	$11,434,186,019
Financial Instruments
Liabilities
Futures Contracts**	(117,652)	—	—	(117,652)
Total Financial Instruments	$(117,652)	—	—	$(117,652)
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (65.1%)
U.S. Small Cap Portfolio	1,218,621	$61,625,653
INTERNATIONAL EQUITIES — (34.9%)
The Emerging Markets Small Cap Series		9,931,648
The Continental Small Company Series		9,809,690
The Japanese Small Company Series		5,445,393
The United Kingdom Small Company Series		2,874,302
The Canadian Small Company Series		2,580,999
The Asia Pacific Small Company Series		2,355,112
TOTAL INTERNATIONAL EQUITIES		32,997,144
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $69,944,763)^^		$94,622,797
Summary of the Portfolio’s investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$94,622,797	—	—	$94,622,797
Total Investments in Securities	$94,622,797	—	—	$94,622,797

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Japanese Small Company Series	$208,562,834
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$208,562,834
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Asia Pacific Small Company Series	$147,567,709
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$147,567,709
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The United Kingdom Small Company Series	$20,580,825
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$20,580,825
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Continental Small Company Series	$112,697,181
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$112,697,181
Summary of the Portfolio's Master Fund's investments as of January 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (23.8%)
	Abacus Group	3,674,129	$2,614,988
	Abacus Storage King	4,129,868	2,972,979
	Arena REIT	3,213,819	7,693,343
	Aspen Group Ltd.	1,420,251	2,277,008
	BWP Trust	4,200,046	8,814,528
	Carindale Property Trust	259,419	731,547
#	Centuria Capital Group	4,491,239	4,935,808
	Centuria Industrial REIT	4,462,749	8,087,741
	Centuria Office REIT	3,571,616	2,584,898
	Charter Hall Group	3,409,666	32,784,017
#	Charter Hall Long Wale REIT	4,882,934	11,693,398
	Charter Hall Retail REIT	4,282,505	8,600,261
	Charter Hall Social Infrastructure REIT	2,644,662	4,219,100
	Cromwell Property Group	13,250,980	3,192,771
	Dexus	7,393,555	32,977,435
#	Dexus Convenience Retail REIT	662,789	1,174,087
	Dexus Industria REIT	2,648,721	4,467,864
	Elanor Commercial Property Fund	54,174	20,149
*††	Elanor Investor Group	67,755	26,116
	Garda Property Group	323,917	226,952
	GDI Property Group Partnership	6,034,375	2,205,094
	Goodman Group	12,844,539	286,435,209
	GPT Group	13,680,073	38,835,613
	Growthpoint Properties Australia Ltd.	2,222,140	3,308,160
#	HealthCo REIT	1,582,753	985,354
	HMC Capital Ltd.	793,712	4,609,059
	HomeCo Daily Needs REIT	12,868,503	9,411,369
	Ingenia Communities Group	2,928,618	10,320,822
#	Mirvac Group	28,780,157	34,815,982
	National Storage REIT	9,946,902	13,748,045
	RAM Essential Services Property Fund	210,545	79,639
	Region RE Ltd.	8,759,912	11,764,267
	Scentre Group	38,195,678	86,439,511
	Stockland	17,605,639	55,774,732
		Shares	Value»
AUSTRALIA — (Continued)
	Vicinity Ltd.	27,838,629	$37,728,888
	Waypoint REIT Ltd.	5,596,829	8,388,530
TOTAL AUSTRALIA			744,945,264
BELGIUM — (3.5%)
	Aedifica SA	375,422	22,617,839
	Ascencio	37,135	1,848,232
#	Care Property Invest NV	290,490	3,367,783
	Cofinimmo SA	297,684	16,782,995
	Home Invest Belgium SA	47,758	909,507
	Montea NV	146,604	10,133,019
#	Nextensa SA	29,939	1,246,093
	Retail Estates NV	119,475	7,116,262
	Shurgard Self Storage Ltd.	64,861	2,400,724
	Vastned NV	123,770	3,667,439
	Warehouses De Pauw CVA	1,321,450	28,384,754
	Wereldhave Belgium Comm VA	41,857	2,074,909
	Xior Student Housing NV	245,595	7,842,539
TOTAL BELGIUM			108,392,095
CANADA — (4.0%)
#	Allied Properties Real Estate Investment Trust	372,787	4,458,003
#	Artis Real Estate Investment Trust	366,816	1,930,810
	Automotive Properties Real Estate Investment Trust	170,020	1,250,568
	Boardwalk Real Estate Investment Trust	159,076	6,857,337
	BSR Real Estate Investment Trust	187,682	2,103,915
#	BTB Real Estate Investment Trust	333,609	759,793
#	Canadian Apartment Properties REIT	524,201	14,611,334
	Choice Properties Real Estate Investment Trust	1,129,657	10,042,435
	Crombie Real Estate Investment Trust	411,603	3,806,340
	CT Real Estate Investment Trust	355,236	3,492,842

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Dream Industrial Real Estate Investment Trust	884,294	$7,106,722
#	Dream Office Real Estate Investment Trust	78,214	995,609
	European Residential Real Estate Investment Trust	281,442	464,761
	Firm Capital Property Trust	50,300	194,506
	First Capital Real Estate Investment Trust	714,488	8,170,634
	Granite Real Estate Investment Trust	234,711	11,335,442
	H&R Real Estate Investment Trust	848,072	5,455,998
	InterRent Real Estate Investment Trust	447,342	3,007,212
	Killam Apartment Real Estate Investment Trust	358,853	4,081,494
#Ω	Minto Apartment Real Estate Investment Trust	128,850	1,170,276
#	Morguard North American Residential Real Estate Investment Trust	174,198	2,017,238
#	Morguard Real Estate Investment Trust	337,356	1,299,889
	Nexus Industrial REIT	204,365	1,037,750
#	NorthWest Healthcare Properties Real Estate Investment Trust	740,767	2,303,827
	Plaza Retail REIT	504,311	1,238,786
	Primaris Real Estate Investment Trust	321,680	3,304,556
	PRO Real Estate Investment Trust	269,882	974,907
#	RioCan Real Estate Investment Trust	1,007,431	12,809,939
	Slate Grocery REIT, Class U	190,358	1,840,252
#	SmartCentres Real Estate Investment Trust	469,487	7,933,809
#*	True North Commercial Real Estate Investment Trust	56,423	351,346
TOTAL CANADA			126,408,330
		Shares	Value»
CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust	310,000	$48,573
	Spring Real Estate Investment Trust	5,882,000	1,398,077
#	Yuexiu Real Estate Investment Trust	17,859,250	2,045,378
TOTAL CHINA			3,492,028
FRANCE — (6.6%)
	Altarea SCA	40,084	4,192,810
	ARGAN SA	73,764	4,870,140
	Carmila SA	476,130	8,252,467
	Covivio Hotels SACA	6,220	126,870
	Covivio SA	382,357	20,319,685
	Gecina SA	291,073	28,416,143
	ICADE	209,305	4,921,404
	Klepierre SA	1,294,432	38,536,931
	Mercialys SA	615,338	6,754,801
	Unibail-Rodamco-Westfield (URW AU), CDI	6	25
	Unibail-Rodamco-Westfield (URW FP)	1,087,323	91,037,830
*	Vitura SA	10,741	39,029
TOTAL FRANCE			207,468,135
GERMANY — (0.2%)
*	Deutsche Konsum REIT-AG	11,682	45,302
	Hamborner REIT AG	784,068	5,227,215
TOTAL GERMANY			5,272,517
HONG KONG — (3.1%)
	Champion REIT	20,928,012	4,462,752
	Fortune Real Estate Investment Trust	13,078,000	6,716,169
	Link REIT	19,709,420	81,434,715
	Prosperity REIT	14,116,000	2,231,217
*	Regal Real Estate Investment Trust	9,834,000	554,347
	SF Real Estate Investment Trust	697,000	278,414
	Sunlight Real Estate Investment Trust	10,764,000	2,571,929
TOTAL HONG KONG			98,249,543
INDIA — (0.2%)
Ω	Brookfield India Real Estate Trust	390,516	1,345,998
	Embassy Office Parks REIT	835,151	3,572,394
Ω	Mindspace Business Parks REIT	274,205	1,183,501

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Nexus Select Trust	67,210	$107,678
TOTAL INDIA			6,209,571
IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	4,290,504	4,159,316
ITALY — (0.1%)
*	Immobiliare Grande Distribuzione SIIQ SpA	412,811	1,246,160
JAPAN — (20.5%)
	Activia Properties, Inc.	4,651	10,120,105
#	Advance Residence Investment Corp.	20,866	19,204,675
#	AEON REIT Investment Corp.	12,402	10,016,001
#	Comforia Residential REIT, Inc.	5,073	8,873,118
	CRE Logistics REIT, Inc.	4,154	4,026,403
#	Daiwa House REIT Investment Corp.	17,378	27,343,384
	Daiwa Office Investment Corp.	4,236	8,036,070
	Daiwa Securities Living Investments Corp.	14,411	8,302,839
#	ESCON Japan REIT Investment Corp.	2,180	1,568,528
	Frontier Real Estate Investment Corp.	18,876	9,851,526
	Fukuoka REIT Corp.	5,369	5,086,810
	Global One Real Estate Investment Corp.	7,428	5,039,773
#	GLP J-Reit	34,892	28,570,969
	Hankyu Hanshin REIT, Inc.	4,540	3,746,496
#	Health Care & Medical Investment Corp.	2,714	1,853,194
#	Heiwa Real Estate REIT, Inc.	7,480	6,175,914
#	Hoshino Resorts REIT, Inc.	4,095	5,463,056
#	Hulic Reit, Inc.	9,650	8,813,302
#	Ichigo Hotel REIT Investment Corp.	1,455	1,208,561
#	Ichigo Office REIT Investment Corp.	7,222	3,857,745
#	Industrial & Infrastructure Fund Investment Corp.	15,535	11,601,760
		Shares	Value»
JAPAN — (Continued)
	Invincible Investment Corp.	53,766	$23,444,818
	Japan Excellent, Inc.	8,883	7,179,010
	Japan Hotel REIT Investment Corp.	39,720	18,393,310
#	Japan Logistics Fund, Inc.	20,316	11,764,757
	Japan Metropolitan Fund Invest	56,888	34,631,409
	Japan Prime Realty Investment Corp.	6,396	14,085,584
	Japan Real Estate Investment Corp.	46,210	32,555,996
	KDX Realty Investment Corp.	30,647	30,601,136
#	LaSalle Logiport REIT	13,660	12,623,458
	Marimo Regional Revitalization REIT, Inc.	1,622	1,145,761
	Mirai Corp.	13,572	3,626,912
#	Mitsubishi Estate Logistics REIT Investment Corp.	3,498	8,018,026
	Mitsui Fudosan Logistics Park, Inc.	22,503	14,800,418
#	Mori Hills REIT Investment Corp.	11,307	9,146,743
#	Mori Trust Reit, Inc.	21,125	8,616,151
#	Nippon Accommodations Fund, Inc.	3,738	14,057,669
#	Nippon Building Fund, Inc.	56,949	45,323,031
	Nippon Hotel & Residential Investment Corp.	1,940	829,574
	Nippon Prologis REIT, Inc.	16,672	25,425,528
	NIPPON REIT Investment Corp.	13,309	6,982,999
#	Nomura Real Estate Master Fund, Inc.	29,729	28,632,092
#	NTT UD REIT Investment Corp.	11,169	9,509,160
	One REIT, Inc.	1,763	2,747,474
#	Orix JREIT, Inc.	19,526	21,665,688
	Samty Residential Investment Corp.	2,908	1,748,147
	Sankei Real Estate, Inc.	3,383	1,802,178
	Sekisui House Reit, Inc.	31,110	15,903,796
	SOSiLA Logistics REIT, Inc.	5,053	3,599,672
#	Star Asia Investment Corp.	17,715	5,900,767

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Starts Proceed Investment Corp.	1,758	$1,988,258
#	Takara Leben Real Estate Investment Corp.	5,302	3,026,336
#	Tokyu REIT, Inc.	6,733	7,046,298
	Tosei REIT Investment Corp.	2,312	1,915,101
	United Urban Investment Corp.	23,322	22,586,850
	XYMAX REIT Investment Corp.	1,778	1,332,458
TOTAL JAPAN			641,416,794
MALAYSIA — (0.8%)
	Al-'Aqar Healthcare REIT	295,700	85,633
#	Axis Real Estate Investment Trust	9,189,725	3,668,027
	Capitaland Malaysia Trust	12,782,743	1,964,424
	IGB Real Estate Investment Trust	10,866,200	5,287,638
	KIP REIT	162,000	32,156
#	KLCCP Stapled Group	2,308,900	4,215,374
	Pavilion Real Estate Investment Trust	4,563,500	1,542,998
	Sunway Real Estate Investment Trust	13,476,900	5,710,254
#	YTL Hospitality REIT	4,794,900	1,278,704
TOTAL MALAYSIA			23,785,208
MEXICO — (2.4%)
	Asesor de Activos Prisma SAPI de CV	8,188,318	1,995,512
#	Concentradora Fibra Danhos SA de CV	2,600,657	2,671,942
Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,227,043	2,131,677
#Ω	FIBRA Macquarie Mexico	11,548,368	17,532,654
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,492,850	626,764
	Fibra Uno Administracion SA de CV	21,215,310	22,022,069
#	Prologis Property Mexico SA de CV	9,312,856	29,009,983
TOTAL MEXICO			75,990,601
	Shares	Value»
NETHERLANDS — (0.6%)
Eurocommercial Properties NV	456,525	$11,142,286
NSI NV	175,860	3,990,288
Wereldhave NV	265,639	4,029,259
TOTAL NETHERLANDS		19,161,833
NEW ZEALAND — (1.5%)
Argosy Property Ltd.	9,002,060	5,166,381
Goodman Property Trust	10,934,689	12,851,232
Kiwi Property Group Ltd.	16,848,832	8,631,526
Precinct Properties Group	12,869,488	8,942,794
# Property for Industry Ltd.	3,374,328	4,117,544
Stride Property Group	4,466,901	3,236,805
# Vital Healthcare Property Trust	4,731,631	4,987,603
TOTAL NEW ZEALAND		47,933,885
PHILIPPINES — (0.1%)
AREIT, Inc.	2,141,300	1,539,960
DDMP Reit, Inc.	7,381,000	133,746
MREIT, Inc.	2,867,200	662,838
TOTAL PHILIPPINES		2,336,544
SAUDI ARABIA — (0.1%)
Al Rajhi REIT	769,197	1,725,443
Derayah REIT	124,460	202,101
Jadwa REIT Saudi Fund	390,056	1,064,636
Riyad REIT Fund	489,344	824,344
TOTAL SAUDI ARABIA		3,816,524
SINGAPORE — (10.9%)
Acrophyte Hospitality Trust	143,100	30,730
AIMS APAC REIT	5,929,354	5,623,231
CapitaLand Ascendas REIT	28,211,280	53,484,269
CapitaLand Ascott Trust	19,578,621	12,870,343
# CapitaLand China Trust	10,462,600	5,638,687
CapitaLand Integrated Commercial Trust	44,306,591	63,246,273
CDL Hospitality Trusts	8,364,080	5,311,714
Daiwa House Logistics Trust	386,500	164,882
Digital Core REIT Management Pte. Ltd.	1,012,400	560,155

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*††	EC World Real Estate Investment Trust	2,427,600	$89,316
	ESR-REIT	59,554,832	11,364,456
	Far East Hospitality Trust	9,362,821	4,163,073
	First Real Estate Investment Trust	16,410,803	3,321,334
	Frasers Centrepoint Trust	9,336,558	14,653,944
	Frasers Hospitality Trust	282,900	120,430
#	Frasers Logistics & Commercial Trust	23,927,232	15,520,939
#	IREIT Global	2,752,634	546,865
#	Keppel DC REIT	11,849,373	19,111,617
#	Keppel Pacific Oak U.S. REIT	6,793,000	1,616,673
	Keppel REIT	18,652,726	11,701,230
	Lendlease Global Commercial REIT	14,228,971	5,791,442
*	Lippo Malls Indonesia Retail Trust	55,201,179	643,567
#	Manulife U.S. Real Estate Investment Trust	14,528,686	1,372,263
#	Mapletree Industrial Trust	16,080,858	24,791,477
	Mapletree Logistics Trust	26,265,347	23,470,706
	Mapletree Pan Asia Commercial Trust	18,238,006	16,152,807
	OUE Real Estate Investment Trust	14,560,954	3,147,395
	Paragon REIT	439,900	286,429
#	Parkway Life Real Estate Investment Trust	3,448,300	9,798,696
#	Prime U.S. REIT	4,794,400	855,465
	Sabana Industrial Real Estate Investment Trust	7,626,097	1,991,831
#	Sasseur Real Estate Investment Trust	4,409,600	2,204,284
	Starhill Global REIT	21,384,426	8,016,359
	Suntec Real Estate Investment Trust	15,845,800	13,837,161
	United Hampshire U.S. REIT	218,477	102,559
TOTAL SINGAPORE			341,602,602
SOUTH AFRICA — (2.2%)
	Attacq Ltd.	4,749,517	3,294,090
	Burstone Group Ltd.	5,333,795	2,441,144
	Emira Property Fund Ltd.	372,693	218,093
		Shares	Value»
SOUTH AFRICA — (Continued)
	Equites Property Fund Ltd.	6,869,532	$5,197,557
	Fairvest Ltd., Class B	7,724,056	1,856,060
	Growthpoint Properties Ltd.	27,031,194	17,410,572
	Hyprop Investments Ltd.	2,713,201	6,379,801
#	Octodec Investments Ltd.	555,360	335,035
	Redefine Properties Ltd.	50,508,585	11,960,514
	Resilient REIT Ltd.	2,474,527	7,678,472
	SA Corporate Real Estate Ltd.	23,251,157	3,581,858
	Stor-Age Property REIT Ltd.	777,996	607,605
	Vukile Property Fund Ltd.	9,248,999	8,604,632
TOTAL SOUTH AFRICA			69,565,433
SOUTH KOREA — (0.5%)
	D&D Platform REIT Co. Ltd.	87,620	181,242
	E KOCREF CR-REIT Co. Ltd.	289,110	816,695
	ESR Kendall Square REIT Co. Ltd.	373,005	1,186,061
	IGIS Residence REIT Co. Ltd.	179,672	473,186
	IGIS Value Plus REIT Co. Ltd.	337,510	974,236
	JR Global Reit	1,425,220	2,405,211
	KB Star Real Estate Investment Trust, Inc.	189,471	418,840
	Koramco Life Infra Reit Co. Ltd.	623,626	1,699,914
	LOTTE REIT Co. Ltd.	647,782	1,368,469
	Mirae Asset Global REIT Co. Ltd.	173,438	311,409
	Miraeasset Maps Reit1 Co. Ltd.	69,520	120,514
	NH All-One REIT Co. Ltd.	157,054	362,720
	Shinhan Alpha REIT Co. Ltd.	809,063	3,208,991
	Shinhan Seobu T&D REIT Co. Ltd.	117,027	282,872
	SK REITs Co. Ltd.	737,701	2,484,706
TOTAL SOUTH KOREA			16,295,066
SPAIN — (1.3%)
#	Inmobiliaria Colonial Socimi SA	2,291,394	12,929,741

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Merlin Properties Socimi SA	2,490,984	$28,706,793
TOTAL SPAIN			41,636,534
TAIWAN — (0.3%)
	Cathay No. 1 REIT	10,846,000	4,963,133
	Cathay No. 2 REIT	4,142,000	1,953,722
	Fubon No. 1 REIT	1,308,000	531,675
	Fubon No. 2 REIT	4,032,000	1,429,687
TOTAL TAIWAN			8,878,217
THAILAND — (0.1%)
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,571,400	1,071,155
	IMPACT Growth Real Estate Investment Trust	1,778,800	559,919
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	3,653,300	1,084,870
TOTAL THAILAND			2,715,944
TURKEY — (0.8%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	15,998,991	887,648
	AKIS Gayrimenkul Yatirimi AS	8,884,303	1,774,597
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	54,504	321,318
	Alarko Gayrimenkul Yatirim Ortakligi AS	1,121,298	633,376
#*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	15,414,348	6,560,385
	Halk Gayrimenkul Yatirim Ortakligi AS	6,904,307	547,925
*	Is Gayrimenkul Yatirim Ortakligi AS	2,838,436	1,548,036
*	Kiler Gayrimenkul Yatirim Ortakligi AS	4,326,011	585,499
*	Kuyumcukent Gayrimenkul Yatirimlari AS	3,013,148	1,865,017
*	Ozak Gayrimenkul Yatirim Ortakligi	2,242,908	740,773
	Panora Gayrimenkul Yatirim Ortakligi	439,810	770,873
*	Pera Yatirim Holding AS	7,022,022	1,306,540
		Shares	Value»
TURKEY — (Continued)
*	Reysas Gayrimenkul Yatirim Ortakligi AS	3,876,687	$1,723,885
*	Servet Gayrimenkul Yatirim Ortakligi AS	123,200	806,481
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,353,889	2,250,666
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	12,065,389	691,007
	Yeni Gimat Gayrimenkul Ortakligi AS	1,007,774	1,942,608
*	Yesil Gayrimenkul Yatirim Ortakligi AS	241,979	57,901
TOTAL TURKEY			25,014,535
UNITED KINGDOM — (13.4%)
	abrdn Property Income Trust Ltd.	3,627,036	307,651
	AEW U.K. REIT PLC	192,870	242,887
	Assura PLC	24,433,216	11,401,362
	Big Yellow Group PLC	1,515,888	17,875,629
	British Land Co. PLC	7,998,075	37,199,904
	Care Reit PLC	2,112,565	2,227,141
	CLS Holdings PLC	1,066,338	952,301
#	Custodian Property Income REIT PLC	3,282,369	3,082,627
	Derwent London PLC	768,920	18,696,710
	Empiric Student Property PLC	5,409,791	5,626,500
	Great Portland Estates PLC	2,692,761	9,622,381
	Hammerson PLC	3,303,119	11,665,573
	Helical PLC	137,787	306,509
	Land Securities Group PLC	5,065,854	36,534,470
	LondonMetric Property PLC	15,280,276	35,152,799
	NewRiver REIT PLC	3,932,929	3,711,860
	Palace Capital PLC	29,488	83,923
	Picton Property Income Ltd.	1,604,357	1,291,330
	Primary Health Properties PLC	11,470,479	13,388,334
	PRS REIT PLC	2,215,507	3,023,396
#Ω	Regional REIT Ltd.	1,321,721	1,917,732
Ω	Residential Secure Income PLC	234,096	161,733
	Safestore Holdings PLC	1,784,152	13,548,202
	Schroder European Real Estate Investment Trust PLC	105,100	85,805
	Schroder Real Estate Investment Trust Ltd.	4,869,095	2,781,791

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Segro PLC	9,695,805	$85,726,145
	Shaftesbury Capital PLC	11,186,348	17,146,555
	Sirius Real Estate Ltd.	3,727,271	3,693,622
Ω	Social Housing Reit PLC	970,906	703,321
	Supermarket Income REIT PLC	2,251,551	1,878,109
	Target Healthcare REIT PLC	5,090,582	5,434,481
	Town Centre Securities PLC	222	338
	Tritax Big Box REIT PLC	17,625,135	31,861,705
	UNITE Group PLC	2,873,144	30,431,757
	Urban Logistics REIT PLC	2,264,178	3,073,914
	Warehouse REIT PLC	1,161,572	1,152,624
	Shares	Value»
UNITED KINGDOM — (Continued)
Workspace Group PLC	1,349,262	$7,832,233
TOTAL UNITED KINGDOM		419,823,354
TOTAL COMMON STOCKS Cost ($3,214,842,054)		3,045,816,033

			Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	7,454,812	86,237,262
TOTAL INVESTMENTS — (100.0%)
(Cost $3,301,072,473)^^			$3,132,053,295
As of January 31, 2025, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	37	03/21/25	$11,057,096	$11,224,412	$167,316
Total Futures Contracts			$11,057,096	$11,224,412	$167,316
As of January 31, 2025, the value of Rule 144A securities amounted to $26,146,892 or 0.8% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$744,919,148	$26,116	$744,945,264
Belgium	—	108,392,095	—	108,392,095
Canada	$126,408,330	—	—	126,408,330
China	—	3,492,028	—	3,492,028
France	—	207,468,135	—	207,468,135
Germany	—	5,272,517	—	5,272,517
Hong Kong	—	98,249,543	—	98,249,543
India	—	6,209,571	—	6,209,571
Ireland	—	4,159,316	—	4,159,316
Italy	—	1,246,160	—	1,246,160
Japan	—	641,416,794	—	641,416,794
Malaysia	—	23,785,208	—	23,785,208

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Mexico	$75,990,601	—	—	$75,990,601
Netherlands	—	$19,161,833	—	19,161,833
New Zealand	—	47,933,885	—	47,933,885
Philippines	—	2,336,544	—	2,336,544
Saudi Arabia	—	3,816,524	—	3,816,524
Singapore	—	341,513,286	$89,316	341,602,602
South Africa	—	69,565,433	—	69,565,433
South Korea	—	16,295,066	—	16,295,066
Spain	—	41,636,534	—	41,636,534
Taiwan	—	8,878,217	—	8,878,217
Thailand	—	2,715,944	—	2,715,944
Turkey	—	25,014,535	—	25,014,535
United Kingdom	—	419,823,354	—	419,823,354
Securities Lending Collateral	—	86,237,262	—	86,237,262
Total Investments in Securities	$202,398,931	$2,929,538,932	$115,432˂˃	$3,132,053,295
Financial Instruments
Assets
Futures Contracts**	167,316	—	—	167,316
Total Financial Instruments	$167,316	—	—	$167,316
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (74.3%)
UNITED STATES — (74.3%)
#	Acadia Realty Trust	489,162	$11,270,292
	Agree Realty Corp.	435,697	31,618,531
	Alexander & Baldwin, Inc.	6,590	117,632
	Alexander's, Inc.	8,949	1,699,863
	Alexandria Real Estate Equities, Inc.	689,514	67,124,188
	Alpine Income Property Trust, Inc.	51,332	865,458
	American Assets Trust, Inc.	236,627	5,745,304
	American Homes 4 Rent, Class A	1,420,016	49,175,154
	American Tower Corp.	1,824,448	337,431,658
	Americold Realty Trust, Inc.	1,116,883	24,403,894
	Apartment Investment & Management Co., Class A	541,905	4,898,821
	Apple Hospitality REIT, Inc.	986,639	15,233,706
	AvalonBay Communities, Inc.	605,839	134,199,397
*	Bluerock Homes Trust, Inc.	14,660	170,207
	Braemar Hotels & Resorts, Inc.	258,414	658,956
#	Brandywine Realty Trust	749,584	4,115,216
	Brixmor Property Group, Inc.	1,293,671	33,713,066
	Broadstone Net Lease, Inc.	815,181	12,830,949
	BRT Apartments Corp.	45,063	772,380
	BXP, Inc.	638,250	46,681,605
	Camden Property Trust	454,681	51,701,777
	CareTrust REIT, Inc.	674,197	17,866,220
	CBL & Associates Properties, Inc.	15,536	475,557
	Centerspace	70,646	4,291,744
	Chatham Lodging Trust	207,183	1,810,779
	City Office REIT, Inc.	207,861	1,103,742
	Clipper Realty, Inc.	24,998	101,992
	Community Healthcare Trust, Inc.	123,195	2,442,957
	COPT Defense Properties	474,397	13,966,248
	Cousins Properties, Inc.	657,966	20,087,702
	Crown Castle, Inc.	1,624,476	145,033,217
		Shares	Value†
UNITED STATES — (Continued)
#	CTO Realty Growth, Inc.	106,315	$2,086,963
	CubeSmart	943,492	39,343,616
	Curbline Properties Corp.	407,782	9,978,426
	DiamondRock Hospitality Co.	908,158	7,973,627
	Digital Realty Trust, Inc.	1,353,023	221,706,349
#	Diversified Healthcare Trust	760,225	1,885,358
#	Douglas Emmett, Inc.	742,149	13,625,856
#	Easterly Government Properties, Inc.	425,823	4,837,349
	EastGroup Properties, Inc.	209,941	35,610,192
	Elme Communities	378,834	5,781,007
	Empire State Realty Trust, Inc., Class A	610,460	5,835,998
#	EPR Properties	326,869	15,068,661
	Equinix, Inc.	372,930	340,731,224
	Equity LifeStyle Properties, Inc.	768,338	50,287,722
	Equity Residential	1,539,244	108,716,804
#	Essential Properties Realty Trust, Inc.	743,446	23,864,617
	Essex Property Trust, Inc.	271,764	77,335,881
	Extra Space Storage, Inc.	898,207	138,323,910
	Federal Realty Investment Trust	322,659	35,050,447
	First Industrial Realty Trust, Inc.	565,808	30,208,489
#	Four Corners Property Trust, Inc.	406,010	11,136,854
	Franklin Street Properties Corp.	380,388	688,502
	Gaming & Leisure Properties, Inc.	1,182,086	57,201,142
#	Getty Realty Corp.	226,348	7,019,051
	Gladstone Commercial Corp.	172,580	2,797,522
	Global Medical REIT, Inc.	286,363	2,245,086
#	Global Net Lease, Inc.	850,509	6,115,156
	Healthcare Realty Trust, Inc.	1,536,847	25,742,187
	Healthpeak Properties, Inc.	2,975,423	61,472,243
	Highwoods Properties, Inc.	452,529	13,480,839

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Host Hotels & Resorts, Inc.	2,990,726	$49,975,031
	Hudson Pacific Properties, Inc.	584,287	1,828,818
#	Independence Realty Trust, Inc.	969,520	18,624,479
	Industrial Logistics Properties Trust	263,014	1,044,166
	Innovative Industrial Properties, Inc.	88,108	6,315,581
	InvenTrust Properties Corp.	214,616	6,382,680
	Invitation Homes, Inc.	2,500,090	77,877,803
	Iron Mountain, Inc.	1,096,289	111,350,074
	JBG SMITH Properties	355,070	5,507,136
#	Kilroy Realty Corp.	481,464	18,786,725
	Kimco Realty Corp.	2,864,865	64,316,222
	Kite Realty Group Trust	949,060	21,970,739
#	Lamar Advertising Co., Class A	375,402	47,458,321
#	LTC Properties, Inc.	194,038	6,674,907
	LXP Industrial Trust	1,262,264	10,502,036
	Macerich Co.	902,621	18,756,464
#	Medical Properties Trust, Inc.	2,453,106	11,505,067
	Mid-America Apartment Communities, Inc.	500,941	76,433,578
	Modiv Industrial, Inc.	4,584	67,110
#	National Health Investors, Inc.	194,726	13,262,788
	National Storage Affiliates Trust	274,807	10,209,080
#	NET Lease Office Properties	64,966	2,073,715
#	NETSTREIT Corp.	332,667	4,817,018
	NexPoint Residential Trust, Inc.	100,715	3,976,228
	NNN REIT, Inc.	799,951	31,510,070
#	Office Properties Income Trust	231,988	210,784
#	Omega Healthcare Investors, Inc.	1,118,909	41,466,768
	One Liberty Properties, Inc.	75,903	1,948,430
	Orion Office REIT, Inc.	243,170	984,839
	Outfront Media, Inc.	577,462	10,625,299
	Paramount Group, Inc.	762,034	3,726,346
	Park Hotels & Resorts, Inc.	885,362	11,943,533
#	Peakstone Realty Trust	4,732	50,869
#	Pebblebrook Hotel Trust	506,577	6,651,356
	Phillips Edison & Co., Inc.	333,269	12,107,663
		Shares	Value†
UNITED STATES — (Continued)
	Piedmont Office Realty Trust, Inc., Class A	551,540	$4,820,460
	Plymouth Industrial REIT, Inc.	180,442	3,031,426
	Postal Realty Trust, Inc., Class A	89,485	1,177,623
	Prologis, Inc.	3,977,121	474,271,679
	Public Storage	592,200	176,759,856
	Realty Income Corp.	3,402,840	185,931,169
#	Regency Centers Corp.	745,930	53,587,611
	Retail Opportunity Investments Corp.	93,810	1,638,861
	Rexford Industrial Realty, Inc.	944,976	38,422,724
	RLJ Lodging Trust	667,851	6,511,547
	Ryman Hospitality Properties, Inc.	241,773	25,347,481
	Sabra Health Care REIT, Inc.	1,027,077	17,162,457
	Saul Centers, Inc.	53,400	1,950,168
	SBA Communications Corp.	392,932	77,627,646
	Service Properties Trust	722,265	2,058,455
	Sila Realty Trust, Inc.	12,211	303,565
	Simon Property Group, Inc.	1,225,739	213,106,983
	SITE Centers Corp.	205,739	3,081,970
#	SL Green Realty Corp.	300,559	20,254,671
	STAG Industrial, Inc.	771,928	26,384,499
	Summit Hotel Properties, Inc.	486,076	3,261,570
	Sun Communities, Inc.	536,595	67,879,267
	Sunstone Hotel Investors, Inc.	817,791	9,265,572
#	Tanger, Inc.	410,530	13,473,595
#	Terreno Realty Corp.	415,756	27,198,758
	UDR, Inc.	1,337,672	55,834,429
#	UMH Properties, Inc.	322,526	5,802,243
#	Uniti Group, Inc.	1,023,894	5,580,222
	Universal Health Realty Income Trust	57,188	2,232,620
	Urban Edge Properties	531,711	10,815,002
	Ventas, Inc.	1,753,019	105,917,408
	Veris Residential, Inc.	354,221	5,646,283
	VICI Properties, Inc.	4,400,037	130,989,101
#	Vornado Realty Trust	689,730	29,837,720
	Welltower, Inc.	2,349,886	320,712,441
	Whitestone REIT	213,439	2,860,083
	WP Carey, Inc.	936,424	52,355,466
	Xenia Hotels & Resorts, Inc.	439,029	6,567,874
TOTAL UNITED STATES			5,298,361,518

DFA Global Real Estate Securities Portfolio
CONTINUED
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (23.9%)
UNITED STATES — (23.9%)
Investment in DFA International Real Estate Securities Portfolio	509,823,919	$1,707,910,129
TOTAL INVESTMENT SECURITIES (Cost $6,575,312,225)		7,006,271,647

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	10,796,273	$124,891,282
TOTAL INVESTMENTS — (100.0%)
(Cost $6,700,194,824)^^			$7,131,162,929
As of January 31, 2025, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	181	03/21/25	$55,340,631	$54,908,612	$(432,019)
Total Futures Contracts			$55,340,631	$54,908,612	$(432,019)
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$5,298,361,518	—	—	$5,298,361,518
Affiliated Investment Company	1,707,910,129	—	—	1,707,910,129
Securities Lending Collateral	—	$124,891,282	—	124,891,282
Total Investments in Securities	$7,006,271,647	$124,891,282	—	$7,131,162,929
Financial Instruments
Liabilities
Futures Contracts**	(432,019)	—	—	(432,019)
Total Financial Instruments	$(432,019)	—	—	$(432,019)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (6.3%)
	Acrow Ltd.	119	$85
#	Adairs Ltd.	1,054,805	1,729,475
*	Ainsworth Game Technology Ltd.	814,002	354,660
#*	Alkane Resources Ltd.	4,330,561	1,564,878
*	Alliance Aviation Services Ltd.	74,296	127,290
	Amotiv Ltd.	964,384	6,418,730
	AMP Ltd.	5,510,902	6,071,958
*	Amplitude Energy Ltd.	26,549,233	3,289,231
	Ansell Ltd.	1,390,338	30,228,777
#	ARN Media Ltd.	1,105,243	461,377
*	Aurelia Metals Ltd.	2,833,315	331,088
*	Austal Ltd.	5,067,264	12,002,358
#*	Australian Agricultural Co. Ltd.	1,934,248	1,700,396
*	Australian Vintage Ltd.	612,478	47,181
	Auswide Bank Ltd.	12,705	39,789
#*	AVJennings Ltd.	1,640,643	733,188
#	Bank of Queensland Ltd.	7,459,287	32,132,207
	Bapcor Ltd.	1,116,052	3,432,740
*	BCI Minerals Ltd.	1,592,254	266,605
	Beach Energy Ltd.	26,126,860	24,494,854
	Bega Cheese Ltd.	176,883	632,789
	Bell Financial Group Ltd.	49,868	41,929
#	Brickworks Ltd.	1,038,186	16,717,352
	Capral Ltd.	28,874	178,325
#	Cedar Woods Properties Ltd.	852,413	2,850,268
	Challenger Ltd.	2,750,384	10,682,603
#	Champion Iron Ltd.	233,541	793,504
Ω	Coronado Global Resources, Inc., CDI	849,950	343,021
#	Corporate Travel Management Ltd.	624,794	5,918,296
	Credit Corp. Group Ltd.	497,531	4,746,654
#*	Develop Global Ltd.	152,290	233,950
	Domain Holdings Australia Ltd.	531,420	896,510
	Downer EDI Ltd.	10,673,231	37,564,814
*††	Elanor Investor Group	68,066	26,236
	Elders Ltd.	1,362,694	6,003,391
#*	Emeco Holdings Ltd.	3,768,674	2,146,232
	Enero Group Ltd.	24,327	16,773
	EQT Holdings Ltd.	26,105	555,217
	EVT Ltd.	551,193	3,996,015
		Shares	Value»
AUSTRALIA — (Continued)
*	Fenix Resources Ltd.	543,160	$102,600
	Finbar Group Ltd.	11,796	5,787
*	FleetPartners Group Ltd.	3,951,946	6,868,367
#	Fleetwood Ltd.	938,271	1,094,389
	G8 Education Ltd.	10,636,725	9,182,533
	Gold Road Resources Ltd.	323,369	490,051
	GrainCorp Ltd., Class A	4,664,869	21,691,454
	Grange Resources Ltd.	3,512,315	500,282
	GWA Group Ltd.	1,537,515	2,392,444
#	Harvey Norman Holdings Ltd.	3,959,547	12,673,112
*	Healius Ltd.	11,119,593	9,826,120
	Helia Group Ltd.	6,335,205	18,923,575
#	Humm Group Ltd.	4,946,490	1,809,679
	IGO Ltd.	516,798	1,553,993
	Iluka Resources Ltd.	3,586,626	9,688,909
	Imdex Ltd.	659,125	1,069,391
	Incitec Pivot Ltd.	2,724,096	5,032,053
	Insignia Financial Ltd.	7,324,101	19,906,233
	Integral Diagnostics Ltd.	90,034	173,827
#*	ioneer Ltd.	673,185	70,025
	IVE Group Ltd.	1,517,990	2,096,789
*	Judo Capital Holdings Ltd.	892,363	1,104,320
#	Jupiter Mines Ltd.	5,591,342	536,486
#	Karoon Energy Ltd.	2,475,840	2,394,053
#	Kelsian Group Ltd.	721,275	1,691,914
	Lendlease Corp. Ltd.	1,788,627	7,125,402
	Maas Group Holdings Ltd.	6,892	19,388
#	Macmahon Holdings Ltd.	9,132,039	2,004,379
#	Magellan Financial Group Ltd.	1,703,601	10,974,978
	McPherson's Ltd.	807,998	160,149
#*	Metals X Ltd.	1,609,527	476,118
#	Michael Hill International Ltd. (MHJ AU)	340,566	106,268
	Monash IVF Group Ltd.	5,139,541	3,835,961
#*	Mount Gibson Iron Ltd.	6,449,156	1,258,351
#	Myer Holdings Ltd.	9,269,185	5,230,108
#	MyState Ltd.	839,230	2,375,233
	Navigator Global Investments Ltd.	1,864,713	1,827,320
#	New Hope Corp. Ltd.	6,195,884	18,472,289
	Nickel Industries Ltd.	16,155,182	7,532,526

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Nine Entertainment Co. Holdings Ltd.	13,238,304	$11,048,226
	NRW Holdings Ltd.	6,437,012	13,555,022
	Nufarm Ltd.	3,889,803	8,707,545
#*	OFX Group Ltd.	42,259	36,604
*	OM Holdings Ltd.	97,211	20,554
	oOh!media Ltd.	3,677,321	2,650,474
	Orora Ltd.	1,072,822	1,561,421
#	Pacific Current Group Ltd.	70,198	514,349
*	Pantoro Ltd.	682,751	48,150
	Peet Ltd.	2,980,572	2,681,502
	Perenti Ltd.	5,077,856	4,393,913
#	Perpetual Ltd.	377,165	4,981,809
	Perseus Mining Ltd.	20,726,171	36,165,387
#	Peter Warren Automotive Holdings Ltd.	196,341	191,240
*	PEXA Group Ltd.	561,996	4,545,071
#	Platinum Asset Management Ltd.	111,814	47,003
	Ramelius Resources Ltd.	10,564,713	15,920,320
*	Regis Resources Ltd.	11,870,980	22,120,592
#	Reject Shop Ltd.	325,760	572,433
	Reliance Worldwide Corp. Ltd.	5,734,006	19,092,170
*	Resolute Mining Ltd.	33,277,803	8,410,000
*	Retail Food Group Ltd.	11,013	14,742
#	Ridley Corp. Ltd.	3,728,767	6,496,924
*	Sandfire Resources Ltd.	7,717,862	46,806,986
*	Select Harvests Ltd.	403,749	1,160,341
	Servcorp Ltd.	246,475	779,321
	Service Stream Ltd.	6,502,857	6,315,529
*	Seven West Media Ltd.	166,755	17,071
	SG Fleet Group Ltd.	107,833	229,967
	Shaver Shop Group Ltd.	1,334,931	1,097,887
#	Sigma Healthcare Ltd.	2,093,116	3,699,868
	Sims Ltd. (SGM AU)	2,897,689	23,531,238
	Solvar Ltd.	2,580,600	2,050,152
	Southern Cross Electrical Engineering Ltd.	111,445	103,903
#	Southern Cross Media Group Ltd.	1,839,642	705,790
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	985,005	880,068
	Stanmore Resources Ltd.	230,296	371,290
#*	Star Entertainment Group Ltd.	6,584,198	481,936
††	Sunland Group Ltd.	1,837,244	15,991
		Shares	Value»
AUSTRALIA — (Continued)
	Super Retail Group Ltd.	1,098,423	$10,582,298
*	Superloop Ltd.	2,521,151	3,532,116
#	Tabcorp Holdings Ltd.	16,468,395	6,876,836
*††	Ten Sixty Four Ltd.	500,279	34,213
*	Vault Minerals Ltd.	41,473,465	9,827,720
Ω	Viva Energy Group Ltd.	620,526	988,697
*	West African Resources Ltd.	6,881,484	6,966,522
	Westgold Resources Ltd.	5,901,076	9,296,038
	Whitehaven Coal Ltd.	1,098,521	4,127,975
TOTAL AUSTRALIA			716,302,806
AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	299,865	3,345,386
Ω	BAWAG Group AG	236,308	21,361,637
	EVN AG	51,054	1,230,811
	Mayr Melnhof Karton AG	1,084	86,881
#	Oberbank AG	17,472	1,268,842
	Porr AG	77,322	1,630,943
	Raiffeisen Bank International AG	301,318	6,815,002
#	Semperit AG Holding	37,270	540,558
	UNIQA Insurance Group AG	163,105	1,379,631
	Vienna Insurance Group AG Wiener Versicherung Gruppe	448,639	15,023,548
	voestalpine AG	1,558,534	32,596,591
	Wienerberger AG	33,765	985,668
	Zumtobel Group AG	201,216	1,031,976
TOTAL AUSTRIA			87,297,474
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	300,134	58,245,960
#*	AGFA-Gevaert NV	598,041	536,671
	Bekaert SA	841,379	29,372,401
	bpost SA	673,769	1,297,883
	Cie d'Entreprises CFE	51,813	342,506
	Deceuninck NV	1,497,273	3,622,802
	Deme Group NV	2,874	403,338
	Econocom Group SA NV	23,550	44,342
*	Galapagos NV (GLPG BB)	129,461	2,975,973
*	Galapagos NV (GLPG NA)	15,694	360,764
#	Gimv NV	214,060	8,443,434
	Greenyard NV	71,122	374,788
*	Ontex Group NV	298,377	2,526,784

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Proximus SADP	2,096,852	$11,616,612
#	Recticel SA	303,819	3,180,812
	Roularta Media Group NV	392	4,984
	Sipef NV	89,430	5,165,197
	Tessenderlo Group SA	171,181	3,734,586
	Umicore SA	25,617	257,884
#	VGP NV	10,750	917,546
	Viohalco SA	35,319	219,878
TOTAL BELGIUM			133,645,145
CANADA — (11.8%)
	Acadian Timber Corp.	115,277	1,367,444
*	ACT Energy Technologies Ltd.	4,600	20,098
	ADENTRA, Inc.	86,600	2,060,500
*	Advantage Energy Ltd.	3,127,543	19,862,540
#	Aecon Group, Inc.	1,090,635	17,980,263
	AGF Management Ltd., Class B	1,244,832	9,661,613
*	Aimia, Inc.	25,469	42,409
	Alamos Gold, Inc. (AGI US), Class A	5,535,847	115,865,278
	Alaris Equity Partners Income	270,019	3,691,662
#	Algoma Central Corp.	307,731	3,159,147
	Algoma Steel Group, Inc. (ASTL CN)	3,600	29,328
	Algoma Steel Group, Inc. (ASTL US)	69,875	570,180
#	Andrew Peller Ltd., Class A	24,665	72,806
#*	AutoCanada, Inc.	4,900	66,925
	B2Gold Corp. (BTG US)	8,535,021	20,654,751
	B2Gold Corp. (BTO CN)	2,191,628	5,293,022
#	Baytex Energy Corp.	2,827,132	6,788,929
#	Birchcliff Energy Ltd.	6,030,814	23,694,188
	Black Diamond Group Ltd.	849,546	5,360,262
*	Bonterra Energy Corp.	236,298	586,944
*	Calfrac Well Services Ltd.	8,902	23,153
	Canaccord Genuity Group, Inc.	1,156,148	7,827,774
	Canadian Western Bank	1,871,396	74,528,779
*	Canfor Corp.	66,420	689,633
*	Capstone Copper Corp.	1,251,666	7,010,397
#	Cardinal Energy Ltd.	1,744,378	7,585,556
	Cascades, Inc.	1,468,243	12,981,679
		Shares	Value»
CANADA — (Continued)
*	Celestica, Inc. (CLS US)	827,589	$102,182,414
	Centerra Gold, Inc.	4,591,101	28,715,112
	CES Energy Solutions Corp.	1,332,733	7,895,435
*††	Chesswood Group Ltd.	30,800	14,411
#	Cogeco Communications, Inc.	168,550	7,091,776
	Cogeco, Inc.	63,118	2,313,914
*	Conifex Timber, Inc.	21,950	4,833
	Converge Technology Solutions Corp.	57,816	134,858
*	Corus Entertainment, Inc., Class B	264,781	18,219
*	dentalcorp Holdings Ltd.	142,970	744,682
	Dexterra Group, Inc.	193,588	1,065,611
	Doman Building Materials Group Ltd.	679,748	3,699,595
*	Dorel Industries, Inc., Class B	32,301	115,349
	DREAM Unlimited Corp., Class A	220,825	3,351,834
	Dundee Precious Metals, Inc.	3,059,998	31,013,707
	E-L Financial Corp. Ltd.	6,159	5,936,092
*	Eldorado Gold Corp. (EGO US)	2,432,109	37,065,341
*	Eldorado Gold Corp. (ELD CN)	885,955	13,484,243
	Enerflex Ltd. (EFX CN)	109,457	1,036,315
	Enerflex Ltd. (EFXT US)	53,440	507,680
*	Ensign Energy Services, Inc.	993,880	2,160,980
#	EQB, Inc.	456,673	34,048,981
#*	Equinox Gold Corp. (EQX CN)	983,959	5,937,538
#*	Equinox Gold Corp. (EQX US)	3,336,492	20,252,506
	Exco Technologies Ltd.	360,519	1,748,828
	Firm Capital Mortgage Investment Corp.	184,532	1,502,056
	First Majestic Silver Corp. (AG US)	169,701	967,296
	First Majestic Silver Corp. (FR CN)	1,837	10,466
#*	Fortuna Mining Corp. (FSM US)	3,374,763	17,110,048
*	Fortuna Mining Corp. (FVI CN)	1,734,325	8,782,903

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Frontera Energy Corp.	338,203	$1,901,207
*	GoGold Resources, Inc.	20,200	21,404
*	GoldMoney, Inc.	1,640	9,625
	Guardian Capital Group Ltd., Class A	94,821	2,996,614
*	Heroux-Devtek, Inc.	233,147	5,159,120
	High Liner Foods, Inc.	261,796	2,882,125
	Hudbay Minerals, Inc. (HBM US)	4,838,327	40,012,964
#*	IAMGOLD Corp. (IAG US)	2,866,069	17,884,271
*	IAMGOLD Corp. (IMG CN)	6,068,030	37,743,827
#	InPlay Oil Corp.	17,400	20,233
*	Interfor Corp.	809,916	9,473,679
*	Kelt Exploration Ltd.	1,665,045	7,882,143
*	Knight Therapeutics, Inc.	862,163	3,286,464
#	KP Tissue, Inc.	7,820	42,992
	Lassonde Industries, Inc., Class A	15,370	1,925,546
#	Laurentian Bank of Canada	540,798	10,418,925
	Leon's Furniture Ltd.	3,558	63,603
#*	Lightspeed Commerce, Inc. (LSPD US)	35,368	510,360
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	951,381	37,011,788
*	Lucara Diamond Corp.	42,000	10,404
#	Magellan Aerospace Corp.	125,305	832,004
*	Major Drilling Group International, Inc.	226,362	1,309,873
*	Mandalay Resources Corp.	8,398	27,563
	Martinrea International, Inc.	1,989,936	12,035,323
*	Mattr Corp.	386,470	3,105,907
*	MDA Space Ltd.	6,713	106,514
	MEG Energy Corp.	2,218,787	36,380,565
	Melcor Developments Ltd.	153,409	1,347,943
	Methanex Corp. (MEOH US)	296,588	15,481,894
	Methanex Corp. (MX CN)	71,170	3,711,408
	MTY Food Group, Inc.	64,306	2,233,133
#	Mullen Group Ltd.	1,156,736	11,859,061
	Neo Performance Materials, Inc.	37,026	214,511
		Shares	Value»
CANADA — (Continued)
*	New Gold, Inc. (NGD US)	2,005,345	$6,056,142
	Northland Power, Inc.	915,140	10,710,793
*	NuVista Energy Ltd.	2,836,608	25,392,555
*	Obsidian Energy Ltd. (OBE CN)	66,913	344,383
*	Obsidian Energy Ltd. (OBE US)	388,454	2,004,423
	OceanaGold Corp.	12,195,224	36,417,430
	Onex Corp.	235,620	18,071,739
#	Paramount Resources Ltd., Class A	793,651	15,716,290
	Parex Resources, Inc.	950,165	9,054,794
#	Petrus Resources Ltd.	39,160	36,914
#	Peyto Exploration & Development Corp.	2,850,665	30,775,060
	Pizza Pizza Royalty Corp.	503,416	4,502,981
	Polaris Renewable Energy, Inc.	314,108	2,775,069
*	Precision Drilling Corp. (PD CN)	163,428	9,530,093
*	Precision Drilling Corp. (PDS US)	97,629	5,690,794
*	Quarterhill, Inc.	325,229	371,473
	Russel Metals, Inc.	732,381	20,494,675
	Sandstorm Gold Ltd. (SAND US)	1,320,648	7,725,791
	Sandstorm Gold Ltd. (SSL CN)	280,040	1,633,976
*	Saturn Oil & Gas, Inc.	54,000	78,398
#*	SNDL, Inc.	172,438	300,042
*	Source Energy Services Ltd.	7,200	67,128
*	Spartan Delta Corp.	35,331	92,378
*	SSR Mining, Inc. (SSRM CN)	680,335	5,448,862
*Ω	STEP Energy Services Ltd.	81,021	246,963
	Superior Plus Corp.	213,951	886,218
	Supremex, Inc.	16,500	40,985
#	Surge Energy, Inc.	88,636	330,552
#	Tamarack Valley Energy Ltd.	5,351,573	16,238,647
#*	Tidewater Midstream & Infrastructure Ltd.	962,451	132,446
#	Timbercreek Financial Corp.	983,818	4,684,364
*	Torex Gold Resources, Inc.	1,240,727	26,319,616
	Total Energy Services, Inc.	569,661	4,382,159
	Transcontinental, Inc., Class A	1,108,945	13,948,130

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Valeura Energy, Inc.	104,405	$507,173
#	Veren, Inc. (VRN CN)	6,012,475	30,282,669
	Veren, Inc. (VRN US)	3,242,983	16,312,204
	Vermilion Energy, Inc. (VET CN)	59,105	544,546
	Vermilion Energy, Inc. (VET US)	962,293	8,872,341
	VersaBank (VBNK CN)	36,929	505,396
	VersaBank (VBNK US)	6,219	86,071
*††	Victoria Gold Corp./Vancouver	1,811	449
	Wajax Corp.	242,791	3,474,767
*	Well Health Technologies Corp.	89,333	364,499
#	Whitecap Resources, Inc.	8,516,758	56,081,035
*	Yangarra Resources Ltd.	297,149	210,592
TOTAL CANADA			1,352,035,281
CHINA — (0.1%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	2,929,933	16,813,322
*††	Hanfeng Evergreen, Inc.	707,267	0
	SIIC Environment Holdings Ltd. (SIIC SP)	1,867,500	209,189
TOTAL CHINA			17,022,511
DENMARK — (3.4%)
	Alm Brand AS	1,439,662	2,999,894
*	Bavarian Nordic AS	361,502	9,892,259
	D/S Norden AS	437,003	12,424,915
#	Dfds AS	463,455	6,888,321
	FLSmidth & Co. AS	180,891	9,390,167
	Foroya Banki P	1,339	32,092
#*	GN Store Nord AS	110,153	2,255,929
	GronlandsBANKEN AS	1,455	146,642
	H Lundbeck AS (HLUNA DC), Class A	340,188	1,698,665
	H Lundbeck AS (HLUNB DC)	3,249,218	19,883,107
#	Harboes Bryggeri AS, Class B	3,226	64,186
	Jyske Bank AS	1,071,483	77,494,941
	Matas AS	702,064	13,484,357
*	Nilfisk Holding AS	55,715	873,369
	Per Aarsleff Holding AS	444,275	28,597,070
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS (ROCKA DC), Class A	2,070	$734,312
Ω	Scandinavian Tobacco Group AS	1,146,728	16,500,935
	Schouw & Co. AS	356,267	27,675,749
	Solar AS, Class B	39,034	1,640,476
	Spar Nord Bank AS	1,942,097	56,099,833
	Sparekassen Sjaelland-Fyn AS	80,771	2,946,694
	Sydbank AS	1,514,553	80,408,591
#	TORM PLC, Class A	375,890	7,482,869
	UIE PLC	128,438	5,562,720
TOTAL DENMARK			385,178,093
FINLAND — (2.1%)
	Aktia Bank OYJ	517,751	5,250,199
	Aspo OYJ	18,087	92,612
	Atria OYJ	271,974	3,322,973
	Cargotec OYJ, Class B	597,338	29,704,004
Ω	Enento Group OYJ	11,069	200,146
#	Fiskars OYJ Abp	226,527	3,610,493
*	HKFoods OYJ	314,909	337,918
	Huhtamaki OYJ	230,793	8,521,421
*	Kalmar OYJ, Class B	597,338	20,081,848
	Kemira OYJ	2,810,827	62,002,829
	Konecranes OYJ	157,314	9,463,879
	Lassila & Tikanoja OYJ	5,811	52,191
*	Lindex Group OYJ	20,302	58,348
	Mandatum OYJ	1,422,848	7,033,448
#	Metsa Board OYJ (METSB FH), Class B	3,628,663	18,141,997
#	Nokian Renkaat OYJ	915,950	7,623,011
#	Oma Saastopankki OYJ	32,318	374,245
	Raisio OYJ, Class V	1,027,493	2,416,287
*	Rapala VMC OYJ	41,445	79,899
	Sanoma OYJ	81,385	702,599
	Stora Enso OYJ, Class R	1,284,657	14,227,908
Ω	Terveystalo OYJ	67,039	815,751
	TietoEVRY OYJ	1,005,815	19,389,890
#	Valmet OYJ	918,033	25,029,417
*	YIT OYJ	277,742	729,594
TOTAL FINLAND			239,262,907
FRANCE — (4.3%)
*	74Software SA	4,204	118,505
	AKWEL SADIR	157,885	1,315,847
*	Alstom SA	1,669,792	33,050,001
	Altamir	311,054	7,538,160
	Alten SA	2,283	210,001
	Arkema SA	374,014	29,808,833
#	Assystem SA	15,684	629,661
Ω	Ayvens SA	76,493	563,551

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Beneteau SACA	138,927	$1,324,431
*	Bigben Interactive	25,814	34,549
	Bonduelle SCA	181,821	1,153,963
	Cie des Alpes	359,346	6,102,085
#*	Clariane SE	327,845	735,582
	Coface SA	1,575,547	25,405,320
	Derichebourg SA	1,329,271	7,410,236
	Eiffage SA	116,840	10,438,122
*Ω	Elior Group SA	298,340	807,477
	Elis SA	2,681,289	54,891,116
	Esso SA Francaise	5,802	672,020
	Etablissements Maurel et Prom SA	683,698	4,378,601
	Eurazeo SE	320,227	26,435,753
#*	Eutelsat Communications SACA	1,454,869	2,608,464
	Exel Industries SA, Class A	525	24,191
	Fnac Darty SA (FNAC FP)	152,572	4,662,961
	Forvia SE (FRVIA FP)	640,260	6,719,765
*	Gaumont SA	11,739	988,371
	GL Events SACA	168,715	3,326,892
	Groupe Crit SA	9,537	567,747
	Groupe SFPI	140,840	280,836
#	Guerbet	26,129	740,258
*	Haulotte Group SA	13,790	39,494
	Imerys SA	420,844	11,599,492
	IPSOS SA	134,926	6,384,547
#	Jacquet Metals SACA	301,009	5,103,547
	LISI SA	24,765	704,472
#Ω	Maisons du Monde SA	156,593	666,499
	Manitou BF SA	29,476	661,926
	Mersen SA	359,377	8,119,440
	Metropole Television SA	69,315	891,617
*	Nexity SA	440,508	5,900,606
	Opmobility	271,318	3,070,297
	Quadient SA	484,812	9,173,426
	Rexel SA	2,119,321	56,106,668
	Samse SACA	990	146,159
	Savencia SA	113,956	5,895,114
	SCOR SE	2,169,277	55,420,825
	Seche Environnement SACA	15,608	1,383,995
	SES SA	5,171,592	16,802,245
#*Ω	SMCP SA	117,390	387,358
	Societe BIC SA	16,376	1,079,724
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,285	138,021
	Societe LDC SADIR	1,778	119,480
	Teleperformance SE	68,546	6,418,765
		Shares	Value»
FRANCE — (Continued)
	Television Francaise 1 SA	626,784	$4,942,455
	Trigano SA	12,343	1,691,469
*	Ubisoft Entertainment SA	317,634	3,664,975
	Valeo SE	2,780,835	30,997,574
	Vicat SACA	261,116	10,890,043
	VIEL & Cie SA	16,500	208,288
*	Viridien	55,025	3,173,417
#*	Voltalia SA	28,566	211,084
#	Vranken-Pommery Monopole SA	17,057	227,309
*Ω	X-Fab Silicon Foundries SE	107,742	555,446
TOTAL FRANCE			485,719,076
GERMANY — (3.3%)
	1&1 AG	563,663	7,127,181
	7C Solarparken AG	287,984	571,465
#Ω	Aumann AG	1,944	22,284
	Aurubis AG	360,398	28,281,833
#*	BayWa AG (BYW6 GR)	236,398	2,213,641
Ω	Befesa SA	195,677	4,243,187
	Bijou Brigitte AG	44,960	1,758,491
	Bilfinger SE	326,658	16,801,689
#	Borussia Dortmund GmbH & Co. KGaA	953,296	3,228,752
	CANCOM SE (COK GR)	54,323	1,426,476
	Deutsche Beteiligungs AG	182,539	4,528,921
*Ω	Deutsche Pfandbriefbank AG	64,840	367,994
	Deutz AG	1,903,378	9,207,087
	Draegerwerk AG & Co. KGaA	40,925	1,997,976
	Duerr AG	451,419	11,118,867
Ω	DWS Group GmbH & Co. KGaA	211,552	10,440,456
	Elmos Semiconductor SE	4,744	348,246
#	ElringKlinger AG	379,287	1,855,787
#	Evonik Industries AG	216,467	4,064,789
	FORTEC Elektronik AG	1,354	27,603
#*	Fraport AG Frankfurt Airport Services Worldwide	490,424	29,214,729
	Freenet AG	57,538	1,775,186
	Gerresheimer AG	5,301	371,284
	Gesco SE	114,765	1,566,938
#	Grenke AG	183,147	3,183,760
	H&R GmbH & Co. KGaA	215,585	841,048

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Heidelberger Druckmaschinen AG	1,099,856	$1,383,391
	Hornbach Holding AG & Co. KGaA	142,073	10,896,292
	Indus Holding AG	175,102	3,744,914
Ω	Instone Real Estate Group SE	5,685	48,971
	Jenoptik AG	182,835	4,100,378
Ω	JOST Werke SE	29,094	1,399,907
	K&S AG	1,512,539	21,003,049
	KION Group AG	928,723	34,487,416
#	Kloeckner & Co. SE	79,359	403,632
#*	Koenig & Bauer AG	76,039	1,290,462
	Kontron AG	10,262	208,751
	Krones AG	31,934	4,357,505
	KSB SE & Co. KGaA	5,653	3,915,487
	KWS Saat SE & Co. KGaA	36,891	2,320,752
	Lanxess AG	275,166	7,472,856
*	Mediclin AG	402,538	1,254,941
#*	Medios AG	29,610	380,851
	METRO AG	1,600,256	6,395,773
	MLP SE	1,292,363	9,366,838
#	Mutares SE & Co. KGaA	64,715	1,789,241
	Norma Group SE	37,294	639,816
	Patrizia SE	50,124	418,649
#	PNE AG	29,821	375,250
#	ProSiebenSat.1 Media SE	1,642,147	9,434,798
	PWO AG	5,898	177,022
*	q.beyond AG	693,063	519,779
#	RTL Group SA	132,785	4,057,644
	SAF-Holland SE	750,702	12,874,664
#	Salzgitter AG	347,785	6,419,377
*	Schaeffler AG	36,949	163,829
*	SGL Carbon SE	33,170	129,845
	Siltronic AG	177,064	8,096,444
#	Sixt SE	62,015	5,036,214
	Stabilus SE	49,642	1,640,012
#	Suedzucker AG	951,083	10,465,895
*	Surteco Group SE	92,185	2,089,568
	Takkt AG	388,693	3,288,646
	Technotrans SE	1,248	22,622
	United Internet AG	1,010,002	16,938,495
#	Verbio SE	2,679	25,466
	Vossloh AG	90,624	4,453,337
#	Wacker Chemie AG	213,655	14,641,706
#	Wacker Neuson SE	648,936	11,005,520
	Wuestenrot & Wuerttembergische AG	109,016	1,392,712
TOTAL GERMANY			377,114,387
GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0
		Shares	Value»
HONG KONG — (1.6%)
	Aeon Credit Service Asia Co. Ltd.	1,250,000	$929,635
*	Allied Group Ltd.	31,060,000	5,675,072
	Asia Financial Holdings Ltd.	3,250,106	1,584,056
*	Asia Standard International Group Ltd.	11,007,503	533,276
	Associated International Hotels Ltd.	455,000	288,427
	Bank of East Asia Ltd.	6,364,847	8,058,186
*	Century City International Holdings Ltd.	17,195,300	280,912
	Chen Hsong Holdings	2,492,000	434,713
	Cheuk Nang Holdings Ltd.	5,083,016	1,096,775
	Chevalier International Holdings Ltd.	2,342,858	1,202,808
*	China Energy Development Holdings Ltd.	4,910,000	36,912
	Chinney Investments Ltd.	132,000	10,864
	Chow Sang Sang Holdings International Ltd.	3,832,000	3,248,177
*	Chuang's China Investments Ltd.	11,364,415	134,051
*	Chuang's Consortium International Ltd.	16,101,520	700,913
	CITIC Telecom International Holdings Ltd.	10,946,000	3,082,617
*	CSI Properties Ltd.	90,545,476	987,739
#	CTF Services Ltd.	9,837,000	9,267,548
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	4,812,288	4,915,675
	Dah Sing Financial Holdings Ltd.	2,374,956	8,478,216
	Dickson Concepts International Ltd.	2,024,000	1,278,353
	Eagle Nice International Holdings Ltd.	738,000	387,426
††	EcoGreen International Group Ltd.	3,623,840	165,707
	Emperor International Holdings Ltd.	19,862,333	519,634
	Emperor Watch & Jewellery Ltd.	53,310,000	1,170,495

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Far East Consortium International Ltd.	30,891,679	$3,490,503
	First Pacific Co. Ltd.	25,376,000	14,049,581
	Get Nice Financial Group Ltd.	5,013,324	591,434
	Glorious Sun Enterprises Ltd.	2,726,000	413,202
	Gold Peak Technology Group Ltd.	7,106,907	474,063
	Golden Resources Development International Ltd.	9,447,000	436,597
	Great Eagle Holdings Ltd.	2,821,240	3,790,072
	Guotai Junan International Holdings Ltd.	16,938,000	2,490,114
	Hang Lung Group Ltd.	5,389,000	7,143,722
	Hang Lung Properties Ltd.	6,124,286	4,844,558
*	Hanison Construction Holdings Ltd.	7,584,724	278,138
*	Harbour Centre Development Ltd.	2,192,000	1,342,238
*	HKR International Ltd.	15,736,557	1,670,952
	Hon Kwok Land Investment Co. Ltd.	5,720,935	750,299
	Hong Kong Ferry Holdings Co. Ltd.	2,332,000	1,247,655
#*	Hong Kong Technology Venture Co. Ltd.	304,000	50,759
	Hongkong & Shanghai Hotels Ltd.	6,933,341	5,172,981
	Hongkong Chinese Ltd.	14,033,090	448,717
	Hung Hing Printing Group Ltd.	6,999,275	916,601
#	Hutchison Telecommunications Hong Kong Holdings Ltd.	17,878,000	2,133,507
*	IPE Group Ltd.	8,660,000	522,978
	Jacobson Pharma Corp. Ltd.	650,000	105,150
	Johnson Electric Holdings Ltd.	3,905,114	5,177,956
	K Wah International Holdings Ltd.	4,695,000	1,045,650
*	Kader Holdings Co. Ltd.	104,000	3,208
	Keck Seng Investments Hong Kong Ltd.	898,000	262,326
		Shares	Value»
HONG KONG — (Continued)
	Kerry Logistics Network Ltd.	1,255,000	$1,053,808
	Kerry Properties Ltd.	4,169,000	8,200,317
	Kowloon Development Co. Ltd.	8,393,128	4,117,086
*	Lai Sun Development Co. Ltd.	7,698,696	657,678
*	Lai Sun Garment International Ltd.	13,516,359	921,593
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	2,641,000	154,583
*	Lerado Financial Group Co. Ltd.	65,840	1,184
*	Lippo Ltd.	2,259,500	127,364
	Liu Chong Hing Investment Ltd.	3,428,000	1,738,578
	Luk Fook Holdings International Ltd.	789,000	1,450,808
*	Midland Holdings Ltd.	809,969	86,419
	Miramar Hotel & Investment	2,236,000	2,523,567
	Nanyang Holdings Ltd.	98,350	309,935
	National Electronics Holdings	2,691,648	155,008
#	New World Development Co. Ltd.	2,691,000	1,443,957
	Oriental Enterprise Holdings Ltd.	118,000	5,352
	Oriental Watch Holdings	5,248,587	2,372,790
	Pacific Basin Shipping Ltd.	14,137,000	2,861,477
*	Paliburg Holdings Ltd.	7,623,041	516,321
	PAX Global Technology Ltd.	109,000	67,102
	PC Partner Group Ltd.	168,000	114,088
	Pico Far East Holdings Ltd.	640,000	173,688
	Playmates Holdings Ltd.	24,721,000	1,766,787
*	Public Financial Holdings Ltd.	4,256,444	776,242
*	Regal Hotels International Holdings Ltd.	7,538,623	2,282,813
	Safety Godown Co. Ltd.	308,000	71,261
	SAS Dragon Holdings Ltd.	36,000	19,199
	SEA Holdings Ltd.	2,365,368	431,876
	Shangri-La Asia Ltd.	656,000	427,623

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Shun Ho Property Investments Ltd.	271,173	$21,612
*	Shun Tak Holdings Ltd.	14,312,546	1,124,815
	Singamas Container Holdings Ltd.	17,330,000	1,584,570
	SmarTone Telecommunications Holdings Ltd.	1,659,500	867,686
	Soundwill Holdings Ltd.	1,232,500	840,080
*	South China Holdings Co. Ltd.	26,665,751	111,692
	Sun Hung Kai & Co. Ltd.	5,316,688	1,879,234
	TAI Cheung Holdings Ltd.	3,350,000	1,259,571
	Tan Chong International Ltd.	3,879,000	530,883
	Tao Heung Holdings Ltd.	747,000	44,056
	Tern Properties Co. Ltd.	146,000	45,145
	Texhong International Group Ltd.	84,500	43,137
	Texwinca Holdings Ltd.	9,370,000	894,617
	Tian Teck Land Ltd.	432,000	105,262
	Transport International Holdings Ltd.	1,134,438	1,188,296
	United Laboratories International Holdings Ltd.	4,282,000	6,365,544
	Upbest Group Ltd.	4,476,000	422,149
	Vedan International Holdings Ltd.	6,156,000	396,580
*Ω	VPower Group International Holdings Ltd.	1,046,000	21,714
	VSTECS Holdings Ltd.	2,288,000	1,390,309
*	Wai Kee Holdings Ltd.	574,000	47,167
*	Wang On Group Ltd.	90,180,000	243,288
	Wing On Co. International Ltd.	2,095,500	3,205,119
	Wing Tai Properties Ltd.	2,306,749	504,396
*	Xingye Alloy Materials Group Ltd.	1,406,000	183,367
	Yue Yuen Industrial Holdings Ltd.	7,021,000	14,962,921
*	Zensun Enterprises Ltd.	212,000	4,497
TOTAL HONG KONG			186,437,359
		Shares	Value»
IRELAND — (0.1%)
	Cairn Homes PLC	1,430,652	$3,399,076
	Dalata Hotel Group PLC	941,225	4,605,314
*Ω	Glenveagh Properties PLC	1,216,422	2,145,360
TOTAL IRELAND			10,149,750
ISRAEL — (0.9%)
*	Alrov Properties & Lodgings Ltd.	13,259	692,813
#	Ashdod Refinery Ltd.	19,242	328,346
	AudioCodes Ltd. (AUDC US)	1,954	19,833
#*	Azorim-Investment Development & Construction Co. Ltd.	847,467	5,135,077
	Carasso Motors Ltd.	304,381	2,434,138
*	Cellcom Israel Ltd. (CEL IT)	384,546	2,528,272
*	Cellcom Israel Ltd. (CELJF US)	29,907	197,386
	Clal Insurance Enterprises Holdings Ltd.	182,909	4,785,522
*	Delek Automotive Systems Ltd.	914	7,980
	Delta Galil Ltd.	7,577	429,842
	Direct Finance of Direct Group 2006 Ltd.	566	94,292
*	Dor Alon Energy in Israel 1988 Ltd.	22,296	647,493
#*	Equital Ltd.	394,618	15,872,522
*	Gilat Satellite Networks Ltd.	44,259	313,137
	Harel Insurance Investments & Financial Services Ltd.	177,072	2,808,383
#*	IES Holdings Ltd.	7,410	516,663
	Isracard Ltd.	1,108,318	5,103,708
	Isras Investment Co. Ltd.	13,497	3,218,778
	Kardan Real Estate Enterprise & Development Ltd.	10,908	18,546
	Kerur Holdings Ltd.	11,372	273,096
#	Mediterranean Towers Ltd.	372,049	1,186,205
#	Menora Mivtachim Holdings Ltd.	412,105	19,152,900
	Meshulam Levinstein Contracting & Engineering Ltd.	2,175	250,504

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Migdal Insurance & Financial Holdings Ltd.	749,834	$1,541,288
	Mivtach Shamir Holdings Ltd.	8,665	539,147
	Mizrahi Tefahot Bank Ltd.	1	56
#	Nawi Group Ltd.	72,228	837,458
	Neto Malinda Trading Ltd.	8,734	213,598
	Oil Refineries Ltd.	30,699,981	9,065,980
#	Palram Industries 1990 Ltd.	55,265	1,434,102
	Paz Retail & Energy Ltd.	87,000	12,545,351
	Plasson Industries Ltd.	8,138	464,054
	Prashkovsky Investments & Construction Ltd.	38,732	1,106,498
*	Scope Metals Group Ltd.	5,783	248,048
	Summit Real Estate Holdings Ltd.	538,910	8,717,851
#Ω	Tamar Petroleum Ltd.	219,905	1,526,543
*	Tera Light Ltd.	129,675	295,683
TOTAL ISRAEL			104,551,093
ITALY — (6.7%)
	A2A SpA	7,166,537	16,924,757
	ACEA SpA	43,978	841,409
Ω	Anima Holding SpA	4,143,052	28,427,641
	Ariston Holding NV	12,966	46,311
#	Banca IFIS SpA	320,778	7,038,573
#	Banca Monte dei Paschi di Siena SpA	10,566,054	67,699,012
	Banca Popolare di Sondrio SpA	8,486,970	78,366,596
#	Banca Profilo SpA	1,744,825	334,396
Ω	Banca Sistema SpA	499,240	797,064
	Banco BPM SpA	5,080,782	44,661,076
	Banco di Desio e della Brianza SpA	469,094	3,847,184
	Biesse SpA	50,805	423,804
	BPER Banca SpA	16,771,527	114,250,899
	Buzzi SpA	1,588,128	65,056,708
	Cairo Communication SpA	786,092	2,072,391
	Cementir Holding NV	1,272,630	15,458,698
*	CIR SpA-Compagnie Industriali	7,484,407	4,646,608
	Credito Emiliano SpA	1,477,196	17,342,233
	d'Amico International Shipping SA	707,426	2,909,790
		Shares	Value»
ITALY — (Continued)
#	Danieli & C Officine Meccaniche SpA (DAN IM)	299,192	$7,808,278
	Danieli & C Officine Meccaniche SpA (DANR IM)	398,994	8,044,737
	Emak SpA	1,018,820	988,390
	ERG SpA	36,653	742,820
*	Esprinet SpA	183,054	902,503
	Fila SpA	262,096	2,589,058
#	FNM SpA	3,110,853	1,391,491
	Hera SpA	1,328,306	4,857,421
#	IMMSI SpA	3,017,733	1,560,058
	Italmobiliare SpA	114,256	3,182,805
	Iveco Group NV	2,704,370	32,915,190
	Leonardo SpA	1,580,816	49,387,102
	MFE-MediaForEurope NV (MFEA IM), Class A	2,055,848	6,685,812
#	MFE-MediaForEurope NV (MFEB IM), Class B	671,472	2,972,676
#*Ω	Nexi SpA	3,413,587	17,335,360
	Orsero SpA	74,305	956,106
Ω	OVS SpA	5,039,445	18,026,597
Ω	Pirelli & C SpA	4,985,116	29,998,333
	Rizzoli Corriere Della Sera Mediagroup SpA	1,578,533	1,483,382
#*	Safilo Group SpA	175,815	195,887
#	Sogefi SpA	100,101	206,567
*	Telecom Italia SpA (TIT IM)	97,333,703	26,716,816
	Unipol Assicurazioni SpA	5,684,249	77,025,610
TOTAL ITALY			767,118,149
JAPAN — (25.5%)
	77 Bank Ltd.	898,100	27,555,251
	Achilles Corp.	197,500	1,859,629
	AD Works Group Co. Ltd.	299,099	399,632
	ADEKA Corp.	92,100	1,716,477
	AEON Financial Service Co. Ltd.	1,122,014	9,066,663
#	Ahresty Corp.	71,400	279,231
	Aichi Corp.	254,100	2,347,907
	Aichi Steel Corp.	80,834	3,607,551
	Aichi Tokei Denki Co. Ltd.	113,663	1,389,491
	Aida Engineering Ltd.	172,322	899,473
	Aiful Corp.	316,900	689,797
	Ainavo Holdings Co. Ltd.	39,200	162,821
	Aiphone Co. Ltd.	212,600	3,709,799
#	Airport Facilities Co. Ltd.	401,800	1,538,953

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aisan Industry Co. Ltd.	766,630	$9,420,069
	Akatsuki Corp.	30,400	91,141
	Akatsuki, Inc.	54,700	1,044,342
#*	Akebono Brake Industry Co. Ltd.	449,399	326,483
#	Albis Co. Ltd.	73,087	1,233,390
	Alconix Corp.	405,825	3,969,339
	Alinco, Inc.	63,100	425,537
	Alpen Co. Ltd.	316,712	4,350,143
	Alpha Corp.	21,800	161,723
	Alps Alpine Co. Ltd.	2,969,680	29,695,712
	Anabuki Kosan, Inc.	28,800	369,883
	AOKI Holdings, Inc.	454,900	3,849,341
	Aoyama Trading Co. Ltd.	375,419	5,287,177
	Arakawa Chemical Industries Ltd.	113,353	814,722
	Arata Corp.	195,500	3,984,677
#	Araya Industrial Co. Ltd.	25,100	827,093
#	ARCLANDS Corp.	275,800	3,054,495
	Arcs Co. Ltd.	441,000	7,663,136
	Arisawa Manufacturing Co. Ltd.	421,782	3,929,133
	Artience Co. Ltd.	531,200	10,567,612
#	Artnature, Inc.	39,100	202,312
#	Asahi Co. Ltd.	15,700	150,164
	Asahi Diamond Industrial Co. Ltd.	717,636	3,973,178
#	Asahi Kogyosha Co. Ltd.	353,396	5,003,093
	Asahi Printing Co. Ltd.	11,900	69,446
#	Ashimori Industry Co. Ltd.	84,199	1,573,990
	Asia Pile Holdings Corp.	543,000	2,951,716
	ASKA Pharmaceutical Holdings Co. Ltd.	327,900	4,152,112
#	Astena Holdings Co. Ltd.	611,900	1,750,221
#	Asti Corp.	38,300	469,249
	Autobacs Seven Co. Ltd.	70,900	679,767
	Awa Bank Ltd.	314,801	5,727,758
	Bando Chemical Industries Ltd.	559,400	6,832,364
#	Bank of Kochi Ltd.	41,799	222,944
	Bank of Nagoya Ltd.	147,304	6,802,948
	Bank of Saga Ltd.	143,134	2,153,039
	Bank of the Ryukyus Ltd.	105,413	777,214
	Belluna Co. Ltd.	781,952	4,420,691
	BML, Inc.	16,400	300,632
	Bunka Shutter Co. Ltd.	260,500	3,133,061
		Shares	Value»
JAPAN — (Continued)
	Business Brain Showa-Ota, Inc.	800	$11,147
	Canon Electronics, Inc.	284,999	4,666,441
#	Carlit Co. Ltd.	437,500	3,276,034
	Cawachi Ltd.	291,800	4,998,547
	Central Glass Co. Ltd.	548,300	11,599,833
#	Chiba Kogyo Bank Ltd.	833,242	8,427,782
	Chino Corp.	2,900	41,321
*	Chiyoda Integre Co. Ltd.	157,600	2,956,566
	Chori Co. Ltd.	116,200	2,589,193
	Chubu Shiryo Co. Ltd.	489,784	4,110,669
#	Chubu Steel Plate Co. Ltd.	13,400	199,612
	Chudenko Corp.	235,560	4,903,979
#	Chuetsu Pulp & Paper Co. Ltd.	81,800	786,860
#	Chugai Ro Co. Ltd.	16,100	346,464
	Chugin Financial Group, Inc.	1,022,200	11,221,643
	Chuo Gyorui Co. Ltd.	59,600	1,572,886
	Chuo Spring Co. Ltd.	117,431	1,154,069
#	Chuo Warehouse Co. Ltd.	42,700	407,329
#	Citizen Watch Co. Ltd.	2,861,700	17,339,399
	CK-San-Etsu Co. Ltd.	9,900	251,887
	Cleanup Corp.	218,000	904,449
	CMK Corp.	1,003,900	2,970,509
	Cosel Co. Ltd.	120,100	789,863
	CTI Engineering Co. Ltd.	156,000	2,666,254
	Dai Nippon Toryo Co. Ltd.	203,550	1,584,842
	Dai-Dan Co. Ltd.	22,900	542,882
	Daido Kogyo Co. Ltd.	23,789	114,734
#	Daido Metal Co. Ltd.	365,870	1,188,552
	Daido Steel Co. Ltd.	2,389,000	19,026,738
#	Daihatsu Diesel Manufacturing Co. Ltd.	367,700	5,451,164
#	Daiho Corp.	126,900	2,803,553
	Daiichi Jitsugyo Co. Ltd.	391,000	6,522,749
	Daiichi Kensetsu Corp.	12,800	201,583
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	49,400	219,767
	Daiki Aluminium Industry Co. Ltd.	35,899	244,751
	Daikyonishikawa Corp.	332,849	1,363,923

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dainichi Co. Ltd.	239,000	$1,012,725
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	167,107	3,092,696
	Daio Paper Corp.	75,499	418,438
	Daishi Hokuetsu Financial Group, Inc.	1,153,886	22,296,410
	Daishinku Corp.	197,325	758,068
	Daisue Construction Co. Ltd.	170,400	1,899,515
	Daito Pharmaceutical Co. Ltd.	113,462	1,515,403
	Daiwa Industries Ltd.	17,700	182,472
	DCM Holdings Co. Ltd.	1,825,310	16,661,121
	Denka Co. Ltd.	183,250	2,609,904
	Denyo Co. Ltd.	322,400	5,570,236
	DIC Corp.	1,108,582	24,014,486
#	Digital Holdings, Inc.	11,300	95,972
#	DKS Co. Ltd.	94,379	1,782,945
	DMW Corp.	45,300	1,113,940
	Doshisha Co. Ltd.	136,200	1,866,123
	Dowa Holdings Co. Ltd.	357,400	10,643,573
	DyDo Group Holdings, Inc.	8,600	179,710
	Eagle Industry Co. Ltd.	412,599	5,501,478
	EDION Corp.	2,078,900	24,545,802
	EF-ON, Inc.	62,239	152,217
#	Ehime Bank Ltd.	241,870	1,790,688
	Eizo Corp.	148,400	2,107,889
	EJ Holdings, Inc.	60,400	627,215
	Endo Lighting Corp.	179,500	1,614,880
	Enomoto Co. Ltd.	52,217	465,243
	Eslead Corp.	182,700	5,484,343
	Exedy Corp.	480,136	14,851,992
	EXEO Group, Inc.	328,900	3,591,045
#	FALCO HOLDINGS Co. Ltd.	14,100	215,577
	FCC Co. Ltd.	521,345	10,407,835
	Feed One Co. Ltd.	348,480	1,897,203
#	Ferrotec Holdings Corp.	479,114	7,937,534
	FIDEA Holdings Co. Ltd.	30,896	300,002
#	First Bank of Toyama Ltd.	569,300	3,943,055
#	First Juken Co. Ltd.	3,400	21,782
	FJ Next Holdings Co. Ltd.	441,760	3,306,332
	Foster Electric Co. Ltd.	101,690	1,051,867
#	F-Tech, Inc.	15,000	52,104
#	Fuji Co. Ltd.	12,300	169,527
	Fuji Corp. Ltd.	211,846	1,046,148
		Shares	Value»
JAPAN — (Continued)
#	Fuji Die Co. Ltd.	10,200	$54,051
	Fuji Oil Co. Ltd.	110,299	227,486
#	Fuji Pharma Co. Ltd.	126,000	1,184,256
	Fuji Seal International, Inc.	203,270	3,126,288
#	Fujicco Co. Ltd.	59,200	629,319
	Fujikura Composites, Inc.	400,700	4,059,003
	Fujikura Kasei Co. Ltd.	83,500	266,579
#	Fujisash Co. Ltd.	32,800	137,567
	Fujishoji Co. Ltd.	25,900	229,752
#	FuKoKu Co. Ltd.	204,100	2,346,782
#	Fukuda Corp.	115,400	3,773,957
	Fukuyama Transporting Co. Ltd.	285,662	6,766,937
	Furukawa Battery Co. Ltd.	4,700	41,749
	Furukawa Co. Ltd.	435,556	5,535,591
	Furukawa Electric Co. Ltd.	954,102	43,627,487
	Furuno Electric Co. Ltd.	390,400	6,648,767
	Fuso Pharmaceutical Industries Ltd.	39,601	620,322
	Futaba Industrial Co. Ltd.	1,178,600	5,768,443
	Fuyo General Lease Co. Ltd.	207,800	15,487,456
	Gakken Holdings Co. Ltd.	187,300	1,257,051
	Gecoss Corp.	288,700	1,894,661
	Geo Holdings Corp.	365,200	4,288,034
	GLOBERIDE, Inc.	32,600	402,263
	Glory Ltd.	410,652	6,980,507
#	Godo Steel Ltd.	100,400	2,592,436
#	Goldcrest Co. Ltd.	151,430	3,010,595
#	Grandy House Corp.	284,300	1,069,518
	GREE Holdings, Inc.	142,100	424,276
	GS Yuasa Corp.	623,600	10,025,736
#	GSI Creos Corp.	179,414	2,526,743
	G-Tekt Corp.	487,449	5,378,831
#	Gun-Ei Chemical Industry Co. Ltd.	51,000	904,090
	Gunma Bank Ltd.	5,461,696	39,216,841
	Gunze Ltd.	309,796	10,520,210
	H.U. Group Holdings, Inc.	19,371	317,299
	H2O Retailing Corp.	1,151,339	17,153,544
	Hagihara Industries, Inc.	62,805	599,956
	Hagiwara Electric Holdings Co. Ltd.	125,098	2,742,907
	Hamakyorex Co. Ltd.	346,800	3,034,507
	Hanwa Co. Ltd.	641,200	19,807,525
	Harima Chemicals Group, Inc.	68,000	383,222

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hashimoto Sogyo Holdings Co. Ltd.	7,800	$62,067
	Heiwa Corp.	234,700	3,527,296
	Heiwado Co. Ltd.	449,110	6,806,510
#	Hibiya Engineering Ltd.	110,500	2,728,547
*	Hino Motors Ltd.	2,205,487	7,212,968
	Hirakawa Hewtech Corp.	93,632	927,499
	Hirano Tecseed Co. Ltd.	17,600	203,677
	Hirata Corp.	22,199	776,021
	Hirogin Holdings, Inc.	3,649,881	29,021,507
	Hisaka Works Ltd.	137,800	933,818
	Hodogaya Chemical Co. Ltd.	64,674	1,520,613
#	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	2,343,280
	Hokkan Holdings Ltd.	88,700	943,537
#	Hokko Chemical Industry Co. Ltd.	359,500	3,342,138
	Hokkoku Financial Holdings, Inc.	439,616	15,319,119
#	Hokuetsu Corp.	2,424,074	22,818,483
	Hokuhoku Financial Group, Inc.	1,279,210	17,399,319
	Hokuriku Electric Industry Co. Ltd.	120,668	1,251,172
#	Hokuriku Electrical Construction Co. Ltd.	189,320	1,461,937
	Hoosiers Holdings Co. Ltd.	263,000	1,764,969
	Hosiden Corp.	933,400	12,650,622
	Hosokawa Micron Corp.	2,900	80,944
	Howa Machinery Ltd.	50,620	397,389
#	HS Holdings Co. Ltd.	101,930	577,456
	Hyakugo Bank Ltd.	2,616,190	11,468,440
	Hyakujushi Bank Ltd.	88,999	2,078,071
	Ichikawa Co. Ltd.	12,000	134,509
	Ichiken Co. Ltd.	81,403	1,329,385
	Ichikoh Industries Ltd.	352,600	917,461
	Ichinen Holdings Co. Ltd.	183,100	2,160,268
	Icom, Inc.	3,600	64,523
#	Iino Kaiun Kaisha Ltd.	591,000	4,264,087
	Imagica Group, Inc.	10,800	38,134
	Imura & Co. Ltd.	9,500	59,947
#	Inaba Seisakusho Co. Ltd.	115,200	1,259,360
	Inabata & Co. Ltd.	611,100	12,636,280
	Ines Corp.	433,300	5,123,853
	INFRONEER Holdings, Inc.	720,500	5,431,449
	Innotech Corp.	326,000	2,953,751
		Shares	Value»
JAPAN — (Continued)
	Integrated Design & Engineering Holdings Co. Ltd.	282,900	$11,823,463
	Iriso Electronics Co. Ltd.	76,199	1,292,839
#	Iseki & Co. Ltd.	119,913	723,986
	Ishihara Sangyo Kaisha Ltd.	771,500	7,958,097
	Ishizuka Glass Co. Ltd.	21,899	339,833
	Itochu Enex Co. Ltd.	507,700	5,195,874
	Itochu-Shokuhin Co. Ltd.	82,900	3,942,180
	Itoham Yonekyu Holdings, Inc.	306,940	7,633,107
	IwaiCosmo Holdings, Inc.	425,200	6,797,854
	Iyogin Holdings, Inc.	1,532,200	16,251,413
	Izumi Co. Ltd.	111,400	2,240,582
	Jaccs Co. Ltd.	442,200	10,871,590
	JAFCO Group Co. Ltd.	419,800	6,135,675
	JANOME Corp.	256,700	1,657,539
#	Japan Foundation Engineering Co. Ltd.	238,100	889,842
	Japan Medical Dynamic Marketing, Inc.	30,500	121,919
#	Japan Oil Transportation Co. Ltd.	40,221	711,350
	Japan Pulp & Paper Co. Ltd.	2,204,400	9,206,335
	Japan Securities Finance Co. Ltd.	342,100	4,212,092
	Japan Transcity Corp.	850,500	5,693,244
	Japan Wool Textile Co. Ltd.	774,700	6,628,796
#	Jichodo Co. Ltd.	1,000	60,570
	JK Holdings Co. Ltd.	267,600	1,726,552
#	JMS Co. Ltd.	179,761	515,910
	J-Oil Mills, Inc.	311,400	4,092,493
#	Joshin Denki Co. Ltd.	203,739	3,102,773
#	JSP Corp.	172,799	2,378,836
	JTEKT Corp.	600,979	4,724,211
	Juroku Financial Group, Inc.	426,400	12,803,275
#	K&O Energy Group, Inc.	253,000	5,317,341
	Kamei Corp.	571,500	6,559,636
	Kanaden Corp.	340,900	3,251,721
	Kanagawa Chuo Kotsu Co. Ltd.	1,600	39,021
	Kanamoto Co. Ltd.	365,941	7,364,017
	Kandenko Co. Ltd.	974,900	15,603,484
	Kaneka Corp.	716,400	17,390,359

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanematsu Corp.	333,630	$5,582,203
	Kanto Denka Kogyo Co. Ltd.	190,229	1,168,701
	Katakura Industries Co. Ltd.	133,500	1,775,712
	Kato Sangyo Co. Ltd.	5,300	149,679
	Kawada Technologies, Inc.	279,200	4,860,205
	Kawai Musical Instruments Manufacturing Co. Ltd.	28,508	555,254
#	Keihin Co. Ltd.	31,700	424,465
	KEIWA, Inc.	9,500	62,062
	Keiyo Bank Ltd.	1,092,870	5,733,526
	KEL Corp.	31,100	285,127
	Kenko Mayonnaise Co. Ltd.	152,130	1,764,316
	Kimoto Co. Ltd.	38,200	77,277
	Kimura Unity Co. Ltd.	93,200	939,016
#	Kitagawa Corp.	70,119	540,669
#	Kita-Nippon Bank Ltd.	4,843	97,445
	Kitano Construction Corp.	86,527	2,463,758
	Kitz Corp.	500,300	3,773,210
	Kiyo Bank Ltd.	323,800	4,818,603
*	KNT-CT Holdings Co. Ltd.	2,848	21,954
#	Koa Corp.	67,799	429,718
	Koatsu Gas Kogyo Co. Ltd.	206,000	1,106,225
	Kohnan Shoji Co. Ltd.	189,376	4,402,489
#	Koike Sanso Kogyo Co. Ltd.	3,900	152,797
#	Kojima Co. Ltd.	112,200	719,841
	Komatsu Matere Co. Ltd.	5,035	26,291
#	Komatsu Wall Industry Co. Ltd.	308,800	2,986,223
	Komeri Co. Ltd.	554,500	10,857,383
	Komori Corp.	189,171	1,485,701
	Konica Minolta, Inc.	1,192,490	4,827,142
	Konoike Transport Co. Ltd.	395,200	8,042,866
	KPP Group Holdings Co. Ltd.	489,112	2,099,893
	Krosaki Harima Corp.	12,700	203,711
	KRS Corp.	213,300	3,033,791
	K's Holdings Corp.	665,400	6,114,133
	KU Holdings Co. Ltd.	215,100	1,562,824
	Kumagai Gumi Co. Ltd.	323,785	8,011,641
#	Kumiai Chemical Industry Co. Ltd.	483,800	2,364,436
#	Kurabo Industries Ltd.	271,400	10,126,325
	Kureha Corp.	282,100	5,063,821
	Kurimoto Ltd.	178,200	5,139,219
		Shares	Value»
JAPAN — (Continued)
	Kuriyama Holdings Corp.	108,070	$871,868
	KVK Corp.	2,500	30,028
	KYB Corp.	605,600	11,443,791
#	Kyodo Printing Co. Ltd.	82,400	2,261,285
#	Kyoei Steel Ltd.	326,243	3,990,133
#	Kyokuto Boeki Kaisha Ltd.	6,600	65,405
	Kyokuto Kaihatsu Kogyo Co. Ltd.	558,050	8,683,725
#	Kyokuto Securities Co. Ltd.	56,957	609,042
	Kyokuyo Co. Ltd.	58,699	1,561,705
	Kyorin Pharmaceutical Co. Ltd.	119,099	1,128,627
	Kyosan Electric Manufacturing Co. Ltd.	851,800	2,795,168
#	Kyowa Electronic Instruments Co. Ltd.	250,600	647,087
	Kyowa Leather Cloth Co. Ltd.	152,700	686,809
	Kyushu Financial Group, Inc.	113,480	574,033
	Kyushu Leasing Service Co. Ltd.	71,000	462,387
	LIFULL Co. Ltd.	67,300	86,295
	Lintec Corp.	151,600	2,834,847
#	Look Holdings, Inc.	127,599	1,842,603
	Mabuchi Motor Co. Ltd.	93,100	1,278,556
	Macromill, Inc.	169,700	1,366,387
	Maezawa Industries, Inc.	86,200	664,827
#	Maezawa Kasei Industries Co. Ltd.	222,500	2,473,474
	Maezawa Kyuso Industries Co. Ltd.	317,000	2,710,160
	Makino Milling Machine Co. Ltd.	345,212	25,788,877
	Mamiya-Op Co. Ltd.	15,800	169,928
	Mandom Corp.	65,438	518,069
	Marubun Corp.	348,500	2,488,968
	Marudai Food Co. Ltd.	343,474	3,665,280
	Maruha Nichiro Corp.	634,904	12,241,362
	Maruichi Steel Tube Ltd.	215,500	4,685,661
#	MARUKA FURUSATO Corp.	117,714	1,780,402
	Maruyama Manufacturing Co., Inc.	23,200	296,274
#	Maruzen CHI Holdings Co. Ltd.	38,000	76,661

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruzen Showa Unyu Co. Ltd.	291,200	$11,171,342
	Matsuda Sangyo Co. Ltd.	213,100	4,295,288
	Matsui Construction Co. Ltd.	272,400	1,487,599
	Maxell Ltd.	287,558	3,705,133
	Megmilk Snow Brand Co. Ltd.	652,669	11,183,468
#	Meiji Electric Industries Co. Ltd.	69,100	647,914
#	Meiji Shipping Group Co. Ltd.	15,400	67,392
	Meisei Industrial Co. Ltd.	484,900	4,390,440
#	Meiwa Corp.	91,700	408,306
#	Meiwa Estate Co. Ltd.	194,500	1,267,925
	Melco Holdings, Inc.	1,600	22,220
	Mie Kotsu Group Holdings, Inc.	59,146	196,683
	Mikuni Corp.	90,352	184,105
#	Miraial Co. Ltd.	98,262	785,663
	Mirait One Corp.	896,009	13,306,501
	Mirarth Holdings, Inc.	747,446	2,512,226
#	Mitani Sangyo Co. Ltd.	146,500	307,338
#	Mito Securities Co. Ltd.	167,271	626,173
	Mitsuba Corp.	395,541	2,243,034
	Mitsubishi Kakoki Kaisha Ltd.	110,500	2,547,100
#	Mitsubishi Materials Corp.	1,666,976	26,164,287
	Mitsubishi Paper Mills Ltd.	100,035	390,215
	Mitsubishi Shokuhin Co. Ltd.	118,000	3,782,548
	Mitsubishi Steel Manufacturing Co. Ltd.	166,716	1,723,456
	Mitsui DM Sugar Holdings Co. Ltd.	212,306	4,702,328
#	Mitsui E&S Co. Ltd.	13,500	136,763
#	Mitsui Matsushima Holdings Co. Ltd.	8,000	222,514
	Mitsui Mining & Smelting Co. Ltd.	848,285	25,009,860
	Mitsuuroko Group Holdings Co. Ltd.	443,400	5,156,434
	Miyazaki Bank Ltd.	61,026	1,287,105
#	Miyoshi Oil & Fat Co. Ltd.	14,500	154,803
	Mizuho Leasing Co. Ltd.	1,902,300	12,450,322
	Mizuno Corp.	30,979	1,730,018
#	MORESCO Corp.	13,000	107,505
		Shares	Value»
JAPAN — (Continued)
	Morinaga Milk Industry Co. Ltd.	9,200	$172,108
#	Moriroku Holdings Co. Ltd.	85,699	1,111,919
	Morita Holdings Corp.	140,100	2,009,816
	Morito Co. Ltd.	156,500	1,545,386
#	Mory Industries, Inc.	119,900	3,555,153
#	MrMax Holdings Ltd.	133,475	589,246
	Murakami Corp.	58,700	2,025,098
	Musashi Seimitsu Industry Co. Ltd.	109,500	2,150,090
	Musashino Bank Ltd.	304,678	6,370,590
	Muto Seiko Co.	5,100	54,939
	Nachi-Fujikoshi Corp.	76,988	1,642,967
	Nadex Co. Ltd.	4,300	24,424
#	Nafco Co. Ltd.	170,400	2,086,606
	Nagase & Co. Ltd.	1,471,200	27,633,429
#	Nakabayashi Co. Ltd.	267,900	914,323
#	Nakano Corp.	6,300	29,491
	Nakayama Steel Works Ltd.	597,000	2,955,277
	Nanto Bank Ltd.	84,646	1,921,693
	Narasaki Sangyo Co. Ltd.	34,900	602,411
	Nasu Denki Tekko Co. Ltd.	6,600	504,242
	NEC Capital Solutions Ltd.	224,500	5,720,506
	Neturen Co. Ltd.	757,900	4,881,052
	NHK Spring Co. Ltd.	2,620,200	33,395,765
	Nicca Chemical Co. Ltd.	37,899	276,615
	Nice Corp.	29,200	270,404
	Nichia Steel Works Ltd.	50,299	97,678
#	Nichicon Corp.	26,300	185,503
#	Nichiden Corp.	44,800	879,219
	Nichiha Corp.	33,400	624,298
	Nichimo Co. Ltd.	115,100	1,437,778
#	Nichireki Group Co. Ltd.	461,800	7,196,147
	Nichirin Co. Ltd.	112,860	2,495,482
#	Nihon Chouzai Co. Ltd.	121,324	1,044,860
	Nihon Denkei Co. Ltd.	75,950	914,545
	Nihon Flush Co. Ltd.	2,100	10,914
#	Nihon House Holdings Co. Ltd.	120,697	252,536
	Nihon Kagaku Sangyo Co. Ltd.	89,800	823,007
	Nihon Nohyaku Co. Ltd.	600,400	2,925,393
	Nihon Parkerizing Co. Ltd.	72,200	588,774
	Nihon Tokushu Toryo Co. Ltd.	146,300	1,237,396

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nihon Yamamura Glass Co. Ltd.	30,299	$302,796
	Nikkiso Co. Ltd.	790,004	5,161,491
	Nikko Co. Ltd.	481,600	2,202,035
	Nikkon Holdings Co. Ltd.	1,391,800	20,254,080
	Nippi, Inc.	14,300	523,222
	Nippn Corp.	604,500	8,454,809
#	Nippon Beet Sugar Manufacturing Co. Ltd.	117,199	1,782,820
	Nippon Carbide Industries Co., Inc.	68,106	782,576
	Nippon Chemical Industrial Co. Ltd.	53,700	817,178
*	Nippon Chemi-Con Corp.	182,776	1,177,218
#	Nippon Coke & Engineering Co. Ltd.	1,637,852	1,009,300
	Nippon Concrete Industries Co. Ltd.	787,799	1,892,944
	Nippon Denko Co. Ltd.	1,192,300	2,145,655
	Nippon Densetsu Kogyo Co. Ltd.	396,999	5,226,179
	Nippon Electric Glass Co. Ltd.	1,192,000	25,605,453
#	Nippon Felt Co. Ltd.	108,100	325,259
#	Nippon Filcon Co. Ltd.	55,700	178,278
#	Nippon Hume Corp.	488,200	4,810,973
	Nippon Kayaku Co. Ltd.	988,900	8,093,285
	Nippon Kodoshi Corp.	1,000	12,068
	Nippon Light Metal Holdings Co. Ltd.	550,517	5,637,976
#	Nippon Paper Industries Co. Ltd.	999,557	5,706,704
	Nippon Rietec Co. Ltd.	19,440	170,291
	Nippon Road Co. Ltd.	401,200	4,720,384
	Nippon Seiki Co. Ltd.	529,500	3,804,606
	Nippon Seisen Co. Ltd.	243,500	2,148,519
	Nippon Sharyo Ltd.	36,399	521,371
#*	Nippon Sheet Glass Co. Ltd.	944,207	2,300,753
	Nippon Shokubai Co. Ltd.	1,257,000	15,248,489
	Nippon Signal Co. Ltd.	448,082	2,622,370
	Nippon Soda Co. Ltd.	881,800	16,362,126
	Nippon Thompson Co. Ltd.	887,163	2,920,920
#	Nippon Yakin Kogyo Co. Ltd.	263,146	6,793,057
		Shares	Value»
JAPAN — (Continued)
	Nipro Corp.	737,896	$6,892,603
	Nishikawa Rubber Co. Ltd.	30,000	415,585
	Nishi-Nippon Financial Holdings, Inc.	1,992,400	27,338,357
	Nishio Holdings Co. Ltd.	193,600	5,322,616
#	Nissan Shatai Co. Ltd.	92,900	616,051
	Nissan Tokyo Sales Holdings Co. Ltd.	533,700	1,725,203
#	Nissei Plastic Industrial Co. Ltd.	284,300	1,760,555
	Nissha Co. Ltd.	458,415	4,787,076
#	Nisshin Group Holdings Co. Ltd.	756,000	2,557,054
	Nisshin Oillio Group Ltd.	624,300	20,031,642
	Nisshinbo Holdings, Inc.	2,123,874	12,150,809
	Nissin Corp.	264,403	7,702,800
	Nissui Corp.	1,329,700	7,326,929
	Nitta Corp.	150,696	3,500,685
	Nitta Gelatin, Inc.	102,737	475,550
	Nittetsu Mining Co. Ltd.	291,398	8,888,023
	Nitto Fuji Flour Milling Co. Ltd.	62,500	2,622,194
#	Nitto Kohki Co. Ltd.	56,700	853,609
	Nitto Seiko Co. Ltd.	496,347	1,855,914
	Nittoku Co. Ltd.	45,000	609,722
	Noda Corp.	62,800	285,656
	Nojima Corp.	23,400	351,718
	NOK Corp.	913,220	13,817,462
	Noritake Co. Ltd.	416,600	10,325,881
	Noritsu Koki Co. Ltd.	193,400	6,253,809
	Noritz Corp.	261,862	2,866,286
	North Pacific Bank Ltd.	4,002,800	13,528,824
	Nozawa Corp.	15,300	84,002
	NPR-RIKEN Corp.	329,545	5,382,630
	NS United Kaiun Kaisha Ltd.	222,400	5,612,836
	NSK Ltd.	205,700	892,905
#	NTN Corp.	8,824,648	14,135,192
	Ogaki Kyoritsu Bank Ltd.	42,030	580,454
#	Ohara, Inc.	42,600	308,865
#	Ohashi Technica, Inc.	183,800	2,376,297
	Oiles Corp.	36,400	572,196
	Oita Bank Ltd.	1,200	24,338
	Okabe Co. Ltd.	340,859	1,615,283
	Okamoto Industries, Inc.	400	13,678
	Okamoto Machine Tool Works Ltd.	9,200	222,242
	Okasan Securities Group, Inc.	1,185,900	4,901,511

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Oki Electric Industry Co. Ltd.	1,072,986	$6,708,660
	Okinawa Financial Group, Inc.	132,520	2,260,257
	OKUMA Corp.	70,900	1,599,196
	Okumura Corp.	323,000	8,125,348
#	Okura Industrial Co. Ltd.	141,549	2,753,966
#	Okuwa Co. Ltd.	318,292	1,634,130
	Onamba Co. Ltd.	6,800	43,662
#	Onoken Co. Ltd.	293,349	2,930,185
#	Orient Corp.	150,602	792,641
	Oriental Shiraishi Corp.	791,600	2,013,527
#	Osaka Steel Co. Ltd.	372,200	5,605,665
#	Osaki Electric Co. Ltd.	480,060	2,323,681
	OUG Holdings, Inc.	24,500	409,637
	Oyo Corp.	29,500	490,337
#	Pacific Industrial Co. Ltd.	897,924	8,792,173
	Pack Corp.	23,300	529,370
	PALTAC Corp.	12,300	343,706
	Parker Corp.	31,800	169,694
	Pegasus Co. Ltd.	77,379	245,269
	Pickles Holdings Co. Ltd.	4,595	31,676
	Piolax, Inc.	475,587	7,160,451
	Press Kogyo Co. Ltd.	1,848,500	6,730,874
#	Pressance Corp.	204,000	3,134,017
	Prima Meat Packers Ltd.	11,500	162,457
	Procrea Holdings, Inc.	17,946	201,987
	PS Construction Co. Ltd.	162,129	1,235,600
	Punch Industry Co. Ltd.	14,500	36,817
	Raiznext Corp.	11,000	109,866
	Rasa Corp.	101,300	931,165
	Rasa Industries Ltd.	106,400	1,696,160
	Rengo Co. Ltd.	2,493,800	14,095,534
#*	RENOVA, Inc.	175,045	695,949
	Restar Corp.	119,200	1,920,707
#	Retail Partners Co. Ltd.	147,200	1,210,763
#	Rhythm Co. Ltd.	124,300	3,048,739
	Ricoh Leasing Co. Ltd.	362,000	11,962,135
	Riken Technos Corp.	934,500	6,146,470
	Rion Co. Ltd.	7,900	141,236
#	Ryobi Ltd.	358,432	5,241,730
	RYODEN Corp.	368,900	5,933,982
	S Foods, Inc.	23,600	381,441
#	Sac's Bar Holdings, Inc.	5,800	34,556
	Sakai Chemical Industry Co. Ltd.	252,984	4,152,895
		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries Ltd.	140,300	$2,110,563
	Sakata INX Corp.	367,030	4,032,876
	Sala Corp.	663,640	3,530,243
	San Holdings, Inc.	386,400	2,601,152
	San ju San Financial Group, Inc.	84,800	1,315,713
	San-Ai Obbli Co. Ltd.	688,300	7,974,985
	San-In Godo Bank Ltd.	2,985,500	25,519,087
	Sanki Engineering Co. Ltd.	146,200	2,943,502
	Sanko Gosei Ltd.	345,547	1,534,887
	Sanko Metal Industrial Co. Ltd.	42,500	1,667,723
#	Sankyo Seiko Co. Ltd.	299,500	1,182,490
	Sankyo Tateyama, Inc.	256,341	990,551
	Sankyu, Inc.	13,800	492,885
#	Sanoh Industrial Co. Ltd.	367,600	1,700,495
	Sansei Technologies, Inc.	102,122	877,176
#	Sansha Electric Manufacturing Co. Ltd.	183,600	1,010,590
	Sanshin Electronics Co. Ltd.	2,300	28,897
	Sanyo Chemical Industries Ltd.	119,800	3,021,406
	Sanyo Denki Co. Ltd.	80,800	4,885,326
#	Sanyo Industries Ltd.	43,800	794,253
	Sanyo Shokai Ltd.	25,900	508,661
	Sanyo Special Steel Co. Ltd.	226,700	2,910,760
	Sanyo Trading Co. Ltd.	137,600	1,330,177
	Sata Construction Co. Ltd.	14,200	90,853
	Sato Holdings Corp.	8,900	126,228
#	Sato Shoji Corp.	236,800	2,214,167
	SAXA, Inc.	66,099	1,220,279
	Scroll Corp.	4,900	34,011
	SEC Carbon Ltd.	19,700	277,666
	Seibu Electric & Machinery Co. Ltd.	5,500	69,892
	Seika Corp.	82,166	2,386,223
	Seiko Group Corp.	243,264	8,323,674
	Sekisui Jushi Corp.	254,314	3,215,990
	Sekisui Kasei Co. Ltd.	23,397	53,091
	Senshu Ikeda Holdings, Inc.	3,933,644	11,125,112
#	Shibaura Machine Co. Ltd.	201,100	4,630,768

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shibusawa Logistics Corp.	165,700	$3,293,216
	Shibuya Corp.	35,200	827,463
	Shiga Bank Ltd.	163,000	4,843,596
	Shikibo Ltd.	6,370	41,412
	Shikoku Bank Ltd.	215,699	1,691,995
	Shinagawa Refractories Co. Ltd.	524,600	5,858,751
	Shindengen Electric Manufacturing Co. Ltd.	57,799	901,959
	Shinko Shoji Co. Ltd.	153,100	999,978
	Shinmaywa Industries Ltd.	324,500	2,825,886
	Shinnihon Corp.	478,500	4,932,612
	Shinsho Corp.	115,099	4,536,254
	Shinwa Co. Ltd. (3447 JP)	43,400	209,137
	Shinwa Co. Ltd. (7607 JP)	2,700	51,476
	Shizuoka Gas Co. Ltd.	729,000	4,719,472
	Showa Sangyo Co. Ltd.	107,172	1,909,841
	Sigma Koki Co. Ltd.	4,200	37,756
	Siix Corp.	173,420	1,262,383
	Sinanen Holdings Co. Ltd.	125,500	5,236,658
	Sintokogio Ltd.	222,462	1,331,496
#	SK-Electronics Co. Ltd.	15,263	192,268
	SKY Perfect JSAT Holdings, Inc.	2,834,700	16,983,741
#	SMK Corp.	50,549	921,221
#	SNT Corp.	363,300	479,301
#	Soda Nikka Co. Ltd.	149,700	1,082,210
	Sodick Co. Ltd.	161,566	861,270
	Soft99 Corp.	88,100	819,654
	Soken Chemical & Engineering Co. Ltd.	86,000	1,924,590
	Space Co. Ltd.	7,400	53,088
	SPK Corp.	110,236	1,494,172
	Star Mica Holdings Co. Ltd.	72,229	396,757
	Star Micronics Co. Ltd.	57,100	717,687
	Starzen Co. Ltd.	182,990	3,421,899
	Stella Chemifa Corp.	43,200	1,233,876
#	Subaru Enterprise Co. Ltd.	57,900	1,260,257
#	Sugimoto & Co. Ltd.	267,838	2,279,208
	Sumida Corp.	261,816	1,534,676
#	Suminoe Co. Ltd.	64,700	895,851
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Construction Co. Ltd.	111,100	$298,004
	Sumitomo Osaka Cement Co. Ltd.	452,724	9,653,859
	Sumitomo Riko Co. Ltd.	716,424	8,338,500
	Sumitomo Seika Chemicals Co. Ltd.	135,014	4,033,680
	Sumitomo Warehouse Co. Ltd.	1,113,500	19,403,208
	Sun Frontier Fudousan Co. Ltd.	489,000	6,321,417
#	Suncall Corp.	62,200	102,356
	Sun-Wa Technos Corp.	260,300	3,805,851
	Suruga Bank Ltd.	2,652,300	20,616,700
	Suzuken Co. Ltd.	12,938	403,838
	Suzuki Co. Ltd.	201,423	2,270,109
	T RAD Co. Ltd.	66,400	1,539,722
	Tachibana Eletech Co. Ltd.	373,820	6,410,561
#	Tachikawa Corp.	207,261	1,893,017
#	Tachi-S Co. Ltd.	212,300	2,525,343
#	Tadano Ltd.	215,900	1,599,846
#	Taihei Dengyo Kaisha Ltd.	242,100	7,508,404
	Taiheiyo Cement Corp.	1,120,921	28,230,614
	Taiheiyo Kouhatsu, Inc.	46,300	212,625
#	Taiho Kogyo Co. Ltd.	104,199	430,494
	Taisei Lamick Co. Ltd.	6,900	112,386
#	Taiyo Yuden Co. Ltd.	434,551	6,075,517
	Takamatsu Construction Group Co. Ltd.	157,900	2,788,475
#	Takano Co. Ltd.	71,600	322,447
#	Takaoka Toko Co. Ltd.	220,244	2,980,212
	Takara Holdings, Inc.	88,000	774,028
	Takara Standard Co. Ltd.	542,253	5,859,094
	Takasago International Corp.	166,210	5,764,952
	Takashima & Co. Ltd.	209,400	1,731,926
	Takashimaya Co. Ltd.	1,738,634	14,760,808
	Take & Give Needs Co. Ltd.	9,500	58,334
#	TAKEBISHI Corp.	66,500	824,512
#	Tamura Corp.	409,239	1,569,978
	Tanabe Engineering Corp.	26,400	310,111
	Tayca Corp.	127,983	1,247,294
#	Tbk Co. Ltd.	257,100	455,089
	Techno Ryowa Ltd.	220,770	3,647,542

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Teijin Ltd.	1,864,726	$15,905,897
	Teikoku Tsushin Kogyo Co. Ltd.	156,100	2,353,513
#	Tenma Corp.	329,900	5,971,098
	Tera Probe, Inc.	10,799	218,888
#	Terasaki Electric Co. Ltd.	19,800	305,349
	Tess Holdings Co. Ltd.	220,000	381,599
	THK Co. Ltd.	139,992	3,453,055
	Tigers Polymer Corp.	232,000	1,060,732
	Toa Corp. (1885 JP)	1,057,400	8,077,457
	Toa Corp. (6809 JP)	169,067	1,033,176
#	TOA ROAD Corp.	430,700	3,624,539
	Toagosei Co. Ltd.	1,701,200	15,773,931
	TOBISHIMA HOLDINGS, Inc.	218,176	2,317,472
	TOC Co. Ltd.	83,200	346,163
	Toda Corp.	1,960,100	11,865,526
	Toenec Corp.	1,077,500	7,102,937
	Togami Electric Manufacturing Co. Ltd.	13,600	273,017
	Toho Bank Ltd.	513,845	1,024,906
	Toho Holdings Co. Ltd.	36,600	1,011,835
	Tohoku Bank Ltd.	45,014	329,333
#	Tokai Carbon Co. Ltd.	663,071	3,692,859
	Tokai Corp.	77,663	1,100,579
	Tokai Rika Co. Ltd.	945,900	13,896,172
	Tokai Tokyo Financial Holdings, Inc.	2,500,392	8,161,320
#	Tokushu Tokai Paper Co. Ltd.	160,981	3,704,404
	Tokuyama Corp.	1,031,267	17,116,235
	Tokyo Energy & Systems, Inc.	522,610	3,648,604
	Tokyo Kiraboshi Financial Group, Inc.	337,888	10,449,106
#	Tokyo Rope Manufacturing Co. Ltd.	164,000	1,371,433
	Tokyo Sangyo Co. Ltd.	298,700	1,424,368
	Tokyo Steel Manufacturing Co. Ltd.	48,800	491,364
#	Tokyo Tekko Co. Ltd.	125,300	4,792,598
	Tokyu Construction Co. Ltd.	198,900	944,849
	Toli Corp.	933,300	2,791,293
#	Tomato Bank Ltd.	37,100	299,689
	Tomen Devices Corp.	13,500	532,439
	Tomoe Corp.	641,900	4,918,288
#	Tomoe Engineering Co. Ltd.	94,900	2,322,565
	Tomoku Co. Ltd.	234,964	3,576,045
		Shares	Value»
JAPAN — (Continued)
	TOMONY Holdings, Inc.	588,486	$1,708,543
	Tonami Holdings Co. Ltd.	144,000	6,064,272
	Topre Corp.	389,899	4,763,579
	Topy Industries Ltd.	149,299	1,995,451
	Tosho Co. Ltd.	60,199	268,312
#	Towa Bank Ltd.	215,002	927,957
	Towa Pharmaceutical Co. Ltd.	143,240	2,773,115
	Toyo Construction Co. Ltd.	672,100	6,033,485
#	Toyo Engineering Corp.	135,810	629,950
	Toyo Kanetsu KK	88,100	2,224,647
#	Toyo Logistics Co. Ltd.	1,499	13,663
#	Toyo Machinery & Metal Co. Ltd.	221,800	909,593
	Toyo Tire Corp.	1,301,392	21,391,441
#	Toyo Wharf & Warehouse Co. Ltd.	46,799	373,986
	Toyobo Co. Ltd.	707,173	4,470,706
	Toyoda Gosei Co. Ltd.	307,301	5,492,131
	Toyota Boshoku Corp.	164,100	2,178,144
	TPR Co. Ltd.	277,171	4,269,809
	Trinity Industrial Corp.	12,100	85,834
	Trusco Nakayama Corp.	15,100	201,157
	TS Tech Co. Ltd.	1,148,500	13,016,631
#	TSI Holdings Co. Ltd.	639,005	5,098,579
	Tsubakimoto Chain Co.	1,231,416	15,130,316
#	Tsubakimoto Kogyo Co. Ltd.	66,100	843,888
	Tsukishima Holdings Co. Ltd.	448,630	4,241,220
	Tsukuba Bank Ltd.	188,667	311,629
	Tsumura & Co.	23,200	683,051
	Tsurumi Manufacturing Co. Ltd.	191,300	4,149,787
	TV Asahi Holdings Corp.	168,700	2,667,000
	Tv Tokyo Holdings Corp.	135,800	2,803,338
#	TYK Corp.	479,200	1,270,160
	UACJ Corp.	649,269	22,306,514
	UBE Corp.	1,715,555	25,231,103
#	Ueki Corp.	28,500	290,790
	Unipres Corp.	355,839	2,512,204
#	United Super Markets Holdings, Inc.	266,800	1,339,614
#	Urbanet Corp. Co. Ltd.	73,700	203,828

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ushio, Inc.	4,000	$53,630
	V Technology Co. Ltd.	3,900	58,340
	Valor Holdings Co. Ltd.	358,230	5,035,157
	Vital KSK Holdings, Inc.	103,700	790,430
	VT Holdings Co. Ltd.	179,664	605,496
	Wakachiku Construction Co. Ltd.	155,900	3,698,711
	Wakita & Co. Ltd.	832,300	9,672,867
	Warabeya Nichiyo Holdings Co. Ltd.	163,968	2,224,059
	Wellneo Sugar Co. Ltd.	177,200	2,628,254
	Wood One Co. Ltd.	37,775	194,682
	World Co. Ltd.	278,500	4,446,970
	Wowow, Inc.	8,300	53,590
	Xebio Holdings Co. Ltd.	188,746	1,528,619
	Yahagi Construction Co. Ltd.	242,800	2,418,610
	YAMABIKO Corp.	395,545	6,962,767
#	Yamae Group Holdings Co. Ltd.	13,036	169,317
	Yamaguchi Financial Group, Inc.	230,247	2,565,930
#	Yamatane Corp.	203,099	4,973,927
#	Yamato Corp.	337,500	2,853,060
#	Yamaya Corp.	54,200	983,218
#	Yamazen Corp.	219,500	1,890,454
#	Yasuda Logistics Corp.	316,500	3,597,824
	Yellow Hat Ltd.	251,800	4,441,378
	Yodogawa Steel Works Ltd.	437,300	15,834,682
	Yokogawa Bridge Holdings Corp.	199,000	3,456,456
#	Yokorei Co. Ltd.	1,039,400	5,801,630
	Yokowo Co. Ltd.	74,300	781,491
	Yondenko Corp.	473,600	4,673,153
	Yorozu Corp.	91,407	604,797
	Yotai Refractories Co. Ltd.	99,100	1,081,373
	Yuasa Funashoku Co. Ltd.	39,299	994,482
	Yuasa Trading Co. Ltd.	47,000	1,335,163
	Yuken Kogyo Co. Ltd.	13,200	220,797
	Yurtec Corp.	1,000,000	11,232,198
	Yushiro Chemical Industry Co. Ltd.	158,700	2,149,557
	Yutaka Giken Co. Ltd.	15,500	199,940
	Zacros Corp.	64,400	1,651,298
	Zeon Corp.	590,900	5,493,062
TOTAL JAPAN			2,911,400,653
		Shares	Value»
NETHERLANDS — (2.1%)
	Aalberts NV	15,618	$551,267
	Acomo NV	29,723	558,643
	Allfunds Group PLC	533,674	2,744,313
	Aperam SA	780,246	21,532,451
	ASR Nederland NV	296,008	14,586,389
Ω	B&S Group SARL	9,819	42,581
#	Brunel International NV	20,970	203,600
	Flow Traders Ltd.	75,205	1,889,674
	ForFarmers NV	299,343	1,055,796
	Fugro NV	591,372	9,439,409
	JDE Peet's NV	10,639	185,821
*Ω	Just Eat Takeaway.com NV (TKWY NA)	144,987	1,750,788
	Kendrion NV	805	8,595
	Koninklijke BAM Groep NV	5,256,195	23,075,237
	Koninklijke Heijmans NV	587,961	19,591,230
	Koninklijke Vopak NV	554,928	25,471,672
	SBM Offshore NV	3,171,882	59,257,542
Ω	Signify NV	2,105,979	45,461,095
	Sligro Food Group NV	38,044	418,307
	Van Lanschot Kempen NV	172,348	8,479,719
TOTAL NETHERLANDS			236,304,129
NEW ZEALAND — (0.1%)
	Air New Zealand Ltd.	1,004,470	356,618
	Chorus Ltd. (CNU NZ)	475,234	2,322,557
#	Colonial Motor Co. Ltd.	247,107	900,909
*	Fletcher Building Ltd. (FBU NZ)	712,785	1,147,167
	Genesis Energy Ltd.	26,268	32,575
*	KMD Brands Ltd.	1,707,717	389,698
#	Millennium & Copthorne Hotels New Zealand Ltd.	806,695	1,026,704
#	NZME Ltd. (NZM AU)	1,012,279	606,887
#*	PGG Wrightson Ltd.	121,001	123,877
*††	RPNZ Ltd.	832,183	0
*	Ryman Healthcare Ltd.	16,311	40,050
	Sanford Ltd.	824,750	2,211,872
	SKY Network Television Ltd.	990,520	1,562,915
	SKYCITY Entertainment Group Ltd.	26,814	21,127
	Summerset Group Holdings Ltd.	97,200	711,139
TOTAL NEW ZEALAND			11,454,095

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.7%)
*	Akastor ASA	360,482	$437,772
	AMSC ASA	777,848	2,124,399
	Austevoll Seafood ASA	194,499	1,899,878
#Ω	Avance Gas Holding Ltd.	195,461	1,492,990
	B2 Impact ASA	2,124,214	2,021,659
	Bonheur ASA	168,065	3,624,484
Ω	BW LPG Ltd.	460,064	5,810,270
	BW Offshore Ltd.	1,148,758	3,225,352
*	Cloudberry Clean Energy ASA	12,999	14,010
	DNO ASA	6,571,804	7,579,280
#*Ω	Elkem ASA	1,619,055	3,188,567
	FLEX LNG Ltd. (FLNG NO)	2,529	64,675
Ω	Klaveness Combination Carriers ASA	40,896	272,183
*	Kongsberg Automotive ASA	2,171,978	324,237
*	LINK Mobility Group Holding ASA	503,435	1,035,483
	MPC Container Ships ASA	3,422,477	5,548,220
#*Ω	Norske Skog ASA	405,712	857,550
*	Northern Ocean Ltd.	77,255	52,234
#*	NRC Group ASA	53,462	20,577
	Odfjell Drilling Ltd.	1,919,859	10,518,208
	Odfjell SE, Class A	313,140	3,265,696
	Panoro Energy ASA	314,806	791,873
	Pareto Bank ASA	103,624	677,398
#*Ω	Scatec ASA	233,958	1,636,026
	Sea1 offshore, Inc.	301,804	606,096
	Selvaag Bolig ASA	14,297	44,848
#*Ω	Shelf Drilling Ltd.	815,018	641,261
#††	Solstad Maritime Holding AS	26,825	36,438
	Sparebank 1 Oestlandet	87,879	1,297,648
	SpareBank 1 Sor-Norge ASA	23,192	330,563
	Sparebanken More	22,735	196,714
	Sparebanken Sor	1,413	26,377
	Stolt-Nielsen Ltd.	183,376	4,738,811
	TGS ASA	657,846	6,620,663
	Wilh Wilhelmsen Holding ASA, Class A	190,487	6,921,547
TOTAL NORWAY			77,943,987
PORTUGAL — (0.6%)
	Banco Comercial Portugues SA, Class R	111,363,918	58,131,058
		Shares	Value»
PORTUGAL — (Continued)
	Semapa-Sociedade de Investimento e Gestao	21,230	$330,617
	Sonae SGPS SA	10,400,396	9,703,618
TOTAL PORTUGAL			68,165,293
SINGAPORE — (0.6%)
#	Banyan Tree Holdings Ltd.	2,924,600	741,807
	Bonvests Holdings Ltd.	1,274,180	845,334
	Bukit Sembawang Estates Ltd.	99,500	260,382
	China Aviation Oil Singapore Corp. Ltd.	1,750,000	1,156,928
	Chuan Hup Holdings Ltd.	3,904,100	470,707
*	COSCO Shipping International Singapore Co. Ltd.	2,364,100	236,116
*	Del Monte Pacific Ltd.	916,400	53,498
#*††	Ezra Holdings Ltd.	12,978,893	0
	Far East Orchard Ltd.	3,345,807	2,515,023
	First Resources Ltd.	168,900	179,847
	First Sponsor Group Ltd.	1,045,655	829,223
#	Geo Energy Resources Ltd.	1,670,600	350,440
	Golden Agri-Resources Ltd.	54,366,200	9,788,276
	GP Industries Ltd.	133,408	45,770
	GuocoLand Ltd.	2,670,300	2,866,150
	Haw Par Corp. Ltd.	315,400	2,681,198
	Hiap Hoe Ltd.	65,200	26,112
#	Ho Bee Land Ltd.	5,392,300	7,208,874
	Hong Fok Corp. Ltd.	5,053,560	2,931,306
	Hong Leong Asia Ltd.	3,032,000	2,213,672
	Hong Leong Finance Ltd.	1,148,400	2,086,722
	Hotel Grand Central Ltd.	2,704,349	1,421,628
	Hutchison Port Holdings Trust	27,992,600	4,448,556
#*††	Hyflux Ltd.	5,949,038	0
	Indofood Agri Resources Ltd.	423,200	99,613
	InnoTek Ltd.	62,100	19,641
	ISDN Holdings Ltd.	108,155	24,277
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	64,848
	Metro Holdings Ltd.	5,649,760	1,809,445
*††	Midas Holdings Ltd.	29,676,800	0
	Netlink NBN Trust	945,600	598,563

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Olam Group Ltd.	137,200	$117,037
	OUE Ltd.	2,396,000	1,778,629
	PSC Corp. Ltd.	3,464,343	852,965
	QAF Ltd.	3,152,608	1,970,633
*	Rex International Holding Ltd.	773,300	79,364
	Samudera Shipping Line Ltd.	306,400	185,715
	Sinarmas Land Ltd.	387,100	83,452
	Sing Holdings Ltd.	1,587,200	398,284
	Sing Investments & Finance Ltd.	264,900	208,496
	Singapore Land Group Ltd.	1,944,021	2,729,670
	Singapore Post Ltd.	3,260,500	1,328,072
	Singapura Finance Ltd.	210,000	105,376
	Stamford Land Corp. Ltd.	6,012,967	1,614,201
#*††	Swiber Holdings Ltd.	10,173,200	0
	Tiong Woon Corp. Holding Ltd.	2,061,750	931,577
#	Tuan Sing Holdings Ltd.	11,261,530	2,275,484
	UOB-Kay Hian Holdings Ltd.	496,625	631,499
	Valuetronics Holdings Ltd.	329,900	151,643
	Wee Hur Holdings Ltd.	166,300	59,912
	Wing Tai Holdings Ltd.	5,616,254	5,078,817
	Yeo Hiap Seng Ltd.	323,363	135,672
TOTAL SINGAPORE			66,690,454
SOUTH AFRICA — (0.4%)
#	Anglogold Ashanti PLC (AU US)	1,536,684	46,423,224
SPAIN — (4.0%)
	Acciona SA	8,504	958,132
#	Acerinox SA	3,010,816	30,212,926
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	80,397	2,488,162
	Atresmedia Corp. de Medios de Comunicacion SA	280,721	1,283,049
	Banco de Sabadell SA	91,690,362	216,130,144
	Bankinter SA	8,623,162	73,469,985
	Corp. ACCIONA Energias Renovables SA	108,528	2,014,735
#	Ebro Foods SA	1,369,772	22,810,387
	Elecnor SA	23,703	409,763
	Enagas SA	194,471	2,461,213
		Shares	Value»
SPAIN — (Continued)
#	Ence Energia y Celulosa SA	179,607	$648,161
	Ercros SA	2,572,637	9,441,353
#Ω	Gestamp Automocion SA	1,281,210	3,506,435
	Grupo Catalana Occidente SA	699,989	27,872,230
	Iberpapel Gestion SA (IBG SM)	64,589	1,240,368
	Mapfre SA	16,273,716	45,213,861
Ω	Neinor Homes SA	224,166	3,911,777
#	Tubacex SA	1,149,209	4,063,907
Ω	Unicaja Banco SA	5,979,097	8,507,684
#	Vocento SA	678,452	515,790
TOTAL SPAIN			457,160,062
SWEDEN — (2.8%)
Ω	AcadeMedia AB	991,552	6,104,251
	AFRY AB	584,457	9,303,039
Ω	Alimak Group AB	536,764	5,619,801
	Alleima AB	968,454	8,029,502
	Alligo AB, Class B	289,217	3,699,217
Ω	Ambea AB	713,417	5,980,878
	Arise AB	7,554	25,730
	Arjo AB, Class B	2,806,239	10,053,681
Ω	Attendo AB	1,165,432	5,385,108
	Bergman & Beving AB	357,549	10,380,845
	Betsson AB, Class B	1,100,884	15,028,329
#*	Better Collective AS	11,810	114,773
	Billerud Aktiebolag	449,738	4,617,539
Ω	Bravida Holding AB	13,230	105,576
	Bulten AB	210,173	1,479,519
	Bure Equity AB	393,507	14,316,153
	Byggmax Group AB	880,413	3,925,534
#*	Cint Group AB	405,879	312,907
	Cloetta AB, Class B	2,341,114	5,971,780
Ω	Dometic Group AB	1,168,443	5,917,026
*Ω	Dustin Group AB	441,688	152,717
#	Elanders AB, Class B	139,356	1,055,489
	Fagerhult Group AB	168,563	819,801
	Fasadgruppen Group AB	28,326	109,873
	Granges AB	2,192,616	26,595,274
	Hanza AB	10,423	75,879
*	Hexatronic Group AB	50,183	163,825
*Ω	Hoist Finance AB	879,342	7,400,882
*	Humana AB	301,698	982,110
*	International Petroleum Corp. (IPCO CN)	52,912	688,458
#*	International Petroleum Corp. (IPCO SS)	1,498,526	19,710,772
	Inwido AB	1,047,113	19,245,320
	ITAB Shop Concept AB	177,414	344,393
	JM AB	990,356	14,706,094

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Kabe Group AB, Class B	1,549	$42,407
	KNOW IT AB	81,126	1,010,899
	Lindab International AB	817,643	14,601,819
	Loomis AB	541,445	17,233,253
	MEKO AB	654,046	7,811,880
*	Modern Times Group MTG AB, Class B	504,533	4,684,862
	Momentum Group AB	92,180	1,455,528
	NCC AB, Class B	609,877	9,836,431
#	New Wave Group AB, Class B	1,166,229	11,113,371
*	Nobia AB	732,392	268,273
	Nordic Waterproofing Holding AB	193,923	3,054,817
*	Norion Bank AB	502,086	1,515,647
	Peab AB, Class B	2,063,003	14,797,351
	Ratos AB, Class B	3,020,490	9,468,068
	Rejlers AB	10,104	135,118
	Rottneros AB	1,486,329	1,271,453
	Scandi Standard AB	87,281	659,848
*	Sensys Gatso Group AB	15,937	90,872
*Ω	Sinch AB	2,662,274	5,634,124
*	Stillfront Group AB	270,153	162,669
	Storskogen Group AB, Class B	4,860,343	5,240,228
	VBG Group AB, Class B	58,596	1,745,259
TOTAL SWEDEN			320,256,252
SWITZERLAND — (6.5%)
#	Adecco Group AG	1,447,948	34,469,395
	Allreal Holding AG	207,730	38,891,636
*	Aluflexpack AG	1,010	17,394
*	ams-OSRAM AG	381,274	2,829,815
*	Arbonia AG	816,045	11,097,217
	Autoneum Holding AG	56,693	7,928,398
#	Baloise Holding AG	271,773	49,590,647
	Banque Cantonale de Geneve	35,043	10,150,219
	Banque Cantonale du Jura SA	3,334	217,360
	Banque Cantonale Vaudoise	15,614	1,575,689
	Bell Food Group AG	37,320	10,898,152
	Bellevue Group AG	6,424	94,972
	Berner Kantonalbank AG	51,787	14,003,729
	Bucher Industries AG	10,179	4,093,301
	Bystronic AG	5,283	1,899,012
	Carlo Gavazzi Holding AG	8,949	1,873,145
	Cembra Money Bank AG	184,921	18,221,015
		Shares	Value»
SWITZERLAND — (Continued)
*	Cicor Technologies Ltd.	21,958	$1,631,723
	Cie Financiere Tradition SA	16,344	3,472,337
#	Clariant AG	1,640,246	18,462,681
	EFG International AG	1,971,950	30,850,786
#	Feintool International Holding AG	61,122	968,843
	Flughafen Zurich AG	19,055	4,587,370
	Forbo Holding AG	626	599,446
#*	GAM Holding AG	755,916	81,172
#	Gurit Holding AG, Class BR	10,041	204,168
	Helvetia Holding AG	593,698	103,597,444
	Huber & Suhner AG	12,906	1,071,160
	Implenia AG	306,846	11,709,353
	Investis Holding SA	18,658	2,294,733
	Jungfraubahn Holding AG	27,450	5,469,717
*	Kudelski SA	37,289	52,327
	Landis & Gyr Group AG	257,519	17,602,217
	Liechtensteinische Landesbank AG	203,052	16,325,757
	Luzerner Kantonalbank AG	174,443	13,072,123
Ω	Medmix AG	25,447	343,234
	Meier Tobler Group AG	583	17,746
	Metall Zug AG, Class B	1,294	1,493,257
	Mikron Holding AG	3,236	57,294
	Mobimo Holding AG	123,961	41,172,800
*Ω	Montana Aerospace AG	32,412	577,995
	Naturenergie Holding AG	29,733	1,119,769
	OC Oerlikon Corp. AG Pfaffikon	1,273,916	5,110,505
	Orell Fuessli AG	244	20,737
	Phoenix Mecano AG	8,075	3,698,320
	Rieter Holding AG	29,299	2,836,387
	Schweiter Technologies AG	5,346	2,671,434
	Siegfried Holding AG	58,589	65,807,308
	Softwareone Holding AG	42,731	278,753
	St. Galler Kantonalbank AG	51,081	25,275,618
	Swiss Prime Site AG	675,650	77,133,291
	Tecan Group AG	8,048	2,066,054
	Thurgauer Kantonalbank	11,153	1,611,204
	TX Group AG	12,433	2,545,636
	Valiant Holding AG	46,409	5,503,131
	Vaudoise Assurances Holding SA	22,405	12,440,835
	Vetropack Holding AG	126,468	3,527,093

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Vontobel Holding AG	327,233	$24,180,364
	VP Bank AG, Class A	58,368	5,201,539
*	V-ZUG Holding AG	18,546	950,366
	Walliser Kantonalbank	18,315	2,281,394
	Zehnder Group AG	116,741	6,451,656
	Zug Estates Holding AG, Class B	749	1,726,461
	Zuger Kantonalbank	409	3,875,413
TOTAL SWITZERLAND			739,880,047
UNITED KINGDOM — (11.4%)
	abrdn PLC	10,243,617	19,591,644
#*	Alliance Pharma PLC	315,021	237,890
	Anglo-Eastern Plantations PLC	351,813	2,936,705
	Ashmore Group PLC	526,597	1,106,197
#*Ω	Aston Martin Lagonda Global Holdings PLC	53,925	69,894
	Atalaya Mining Copper SA	164,299	696,612
*	Auction Technology Group PLC	135,171	1,031,235
Ω	Bakkavor Group PLC	2,597,844	4,285,792
	Balfour Beatty PLC	8,689,209	50,024,085
	Bank of Georgia Group PLC	848,250	49,793,616
	Barratt Redrow PLC	7,205,635	40,363,892
	Beazley PLC	723,524	7,470,612
	Bellway PLC	2,173,886	70,172,809
	Berkeley Group Holdings PLC	80,085	3,831,653
	Bloomsbury Publishing PLC	449,494	3,707,955
	Bodycote PLC	2,312,458	18,225,025
	Breedon Group PLC	1,290,501	6,946,683
	Burford Capital Ltd.	464,589	6,541,263
	C&C Group PLC	1,458,545	2,623,778
*	Camellia PLC	661	39,917
	Capital Ltd.	127,318	119,620
	Capricorn Energy PLC	1,171,314	4,515,751
	Card Factory PLC	3,126,817	3,652,914
#	Carr's Group PLC	662,780	1,028,441
	Castings PLC	476,009	1,585,131
	Central Asia Metals PLC	1,875,283	3,495,219
	Chemring Group PLC	628,689	2,473,903
	Chesnara PLC	1,010,084	3,334,572
*	Close Brothers Group PLC	1,173,556	4,629,381
	Conduit Holdings Ltd.	51,064	287,393
	Costain Group PLC	326,298	384,709
	Crest Nicholson Holdings PLC	3,527,086	7,815,307
*	Currys PLC	4,156,327	4,810,375
		Shares	Value»
UNITED KINGDOM — (Continued)
*	De La Rue PLC	97,420	$137,619
	DFS Furniture PLC	590,204	974,546
	Direct Line Insurance Group PLC	5,746,086	19,037,162
	Diversified Energy Co. PLC (DEC LN)	1,537	24,667
	Drax Group PLC	4,233,025	32,624,367
	DS Smith PLC	1,485,702	10,654,405
	Ecora Resources PLC	1,590,293	1,219,610
	Elementis PLC	8,324,625	16,130,038
*	EnQuest PLC	21,045,445	3,088,801
	Epwin Group PLC	229,279	263,941
	Essentra PLC	72,827	112,239
	Firstgroup PLC	10,619,911	21,409,829
#	Flowtech Fluidpower PLC	70,616	60,586
	Foxtons Group PLC	2,322,240	1,936,491
*	Frasers Group PLC	2,233,685	17,537,910
	Fresnillo PLC	312,242	2,672,594
	Fuller Smith & Turner PLC, Class A	5,756	39,276
	Future PLC	449,317	5,083,480
	Galliford Try Holdings PLC	552,315	2,558,183
*	Genel Energy PLC	307,599	245,956
	Genuit Group PLC	385,396	1,865,477
*	Georgia Capital PLC	188,920	2,821,752
	Grafton Group PLC, CDI	5,225,428	59,800,533
	Grainger PLC	9,240,392	24,296,437
	Greencore Group PLC	3,777,249	9,049,728
*	Griffin Mining Ltd.	11,516	21,088
#	Gulf Keystone Petroleum Ltd.	1,659,572	3,505,271
*	Gulf Marine Services PLC	644,968	137,104
*Ω	Gym Group PLC	7,592	12,887
	H&T Group PLC	82,514	352,154
	Halfords Group PLC	3,693,332	6,479,717
	Hargreaves Services PLC	18,548	146,369
	Harworth Group PLC	298,281	645,501
	Headlam Group PLC	371,177	596,146
	Helical PLC	974,743	2,168,331
	Henry Boot PLC	1,192,226	3,025,346
	Hiscox Ltd.	366,659	4,945,785
*	Hochschild Mining PLC	2,027,898	4,407,539
	Hunting PLC	1,302,087	5,586,496
Ω	Ibstock PLC	2,125,081	4,433,442
	IG Group Holdings PLC	1,074,142	13,551,053
	International Distribution Services PLC	5,306,434	23,952,225

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	International Personal Finance PLC	1,574,416	$2,504,717
	iomart Group PLC	52,218	46,122
	Ithaca Energy PLC	36,540	56,510
	ITV PLC	5,823,220	5,340,787
*	James Fisher & Sons PLC	43,951	167,026
*	John Wood Group PLC	2,747,401	2,455,403
	Johnson Matthey PLC	1,038,519	18,359,639
	Jupiter Fund Management PLC	4,065,403	4,027,850
	Just Group PLC	1,094,802	2,242,692
	Keller Group PLC	1,423,361	24,066,630
	Kier Group PLC	3,018,551	5,587,959
	Lancashire Holdings Ltd.	910,807	7,327,940
	Learning Technologies Group PLC	483,527	547,427
	LSL Property Services PLC	6,233	22,653
	Marks & Spencer Group PLC	16,549,859	68,559,480
	Marshalls PLC	651,629	2,104,942
*	Marston's PLC	4,738,786	2,384,073
	Mears Group PLC	1,698,361	7,481,475
*	Mitchells & Butlers PLC	4,779,874	13,671,432
	MJ Gleeson PLC	568,988	3,427,119
*	Mobico Group PLC	4,599,616	4,170,118
	Morgan Sindall Group PLC	61,103	2,777,302
	MP Evans Group PLC	93,082	1,190,743
*	N Brown Group PLC	11,459	5,600
	Norcros PLC	187,995	540,564
Ω	On the Beach Group PLC	399,757	1,272,874
	OSB Group PLC	5,981,407	31,121,676
	Pan African Resources PLC	3,447,514	1,707,264
	Paragon Banking Group PLC	6,508,032	64,878,361
	Persimmon PLC	1,922,840	30,025,900
	Pets at Home Group PLC	6,656,124	18,649,926
	Pharos Energy PLC	997,016	297,792
	Pinewood Technologies Group PLC	731,929	3,097,248
*	Playtech PLC	4,880,838	44,452,459
	Premier Foods PLC	16,958,900	39,464,600
Ω	Quilter PLC	17,750,117	35,537,649
	Rathbones Group PLC	19,028	409,401
	Reach PLC	4,234,703	4,619,284
	Renewi PLC	480,866	4,770,089
		Shares	Value»
UNITED KINGDOM — (Continued)
	RHI Magnesita NV	19,239	$831,570
	Ricardo PLC	115,231	358,843
	RWS Holdings PLC	149,715	253,412
	S&U PLC	7,969	163,398
#*	S4 Capital PLC	83,565	38,658
Ω	Sabre Insurance Group PLC	41,560	68,010
*	Saga PLC	512,034	783,538
	Secure Trust Bank PLC	6,241	34,122
	Senior PLC	3,027,984	6,167,781
	Serco Group PLC	385,046	736,855
	Serica Energy PLC	450,950	781,020
	Severfield PLC	1,718,093	1,041,364
#*	SIG PLC	5,095,704	923,721
*	Sigmaroc PLC	18,641	16,803
	Speedy Hire PLC	9,172,982	3,115,347
Ω	Spire Healthcare Group PLC	4,951,458	14,354,880
	Taylor Wimpey PLC	3,057,232	4,527,750
	TBC Bank Group PLC	400,294	16,567,949
Ω	TI Fluid Systems PLC	629,015	1,518,831
	TP ICAP Group PLC	6,806,700	23,019,867
	Travis Perkins PLC	2,985,489	26,269,035
	Trifast PLC	319,768	301,181
	TT Electronics PLC	2,215,267	2,499,892
	Vertu Motors PLC	3,765,802	2,490,345
	Vesuvius PLC	6,350,622	32,297,386
*	Vistry Group PLC	6,404,405	47,146,832
	Vp PLC	275,589	2,039,795
*Ω	Watches of Switzerland Group PLC	34,806	246,253
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	44,319	429,968
	Zigup PLC	4,143,640	15,682,060
TOTAL UNITED KINGDOM			1,299,519,246
UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	365,497	3,886,486
	Alcoa Corp., CDI	33,067	1,140,898
*	Gran Tierra Energy, Inc. (GTE CN)	176,103	1,000,865
#*	Gran Tierra Energy, Inc. (GTE US)	17,525	100,068
TOTAL UNITED STATES			6,128,317
TOTAL COMMON STOCKS			11,103,159,790

DFA International Small Cap Value Portfolio
CONTINUED
	Shares	Value»
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Draegerwerk AG & Co. KGaA, 3.203%	26,263	$1,546,467
Jungheinrich AG, 3.012%	235,400	6,083,965
Sixt SE, 6.667%	22,739	1,395,105
STO SE & Co. KGaA, 4.456%	25,064	2,974,239
TOTAL GERMANY		11,999,776
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
* Gimv NV Rights 02/06/2025	214,060	195,418
ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	347,241	0
TOTAL RIGHTS/WARRANTS		195,418
TOTAL INVESTMENT SECURITIES (Cost $8,454,419,314)		11,115,354,984

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	25,459,057	$294,510,375
TOTAL INVESTMENTS — (100.0%)
(Cost $8,748,907,950)^^			$11,409,865,359
As of January 31, 2025, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	339	03/21/25	$103,352,666	$102,839,887	$(512,779)
Total Futures Contracts			$103,352,666	$102,839,887	$(512,779)
As of January 31, 2025, the value of Rule 144A securities amounted to $342,828,365 or 3.0% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$716,226,366	$76,440	$716,302,806
Austria	—	87,297,474	—	87,297,474
Belgium	—	133,645,145	—	133,645,145
Canada	$1,351,720,379	300,042	14,860	1,352,035,281
China	16,813,322	209,189	—	17,022,511
Denmark	—	385,178,093	—	385,178,093
Finland	—	239,262,907	—	239,262,907
France	—	485,719,076	—	485,719,076

DFA International Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$377,114,387	—	$377,114,387
Hong Kong	—	186,271,652	$165,707	186,437,359
Ireland	—	10,149,750	—	10,149,750
Israel	$217,219	104,333,874	—	104,551,093
Italy	—	767,118,149	—	767,118,149
Japan	—	2,911,400,653	—	2,911,400,653
Netherlands	—	236,304,129	—	236,304,129
New Zealand	—	11,454,095	—	11,454,095
Norway	—	77,907,549	36,438	77,943,987
Portugal	—	68,165,293	—	68,165,293
Singapore	—	66,690,454	—	66,690,454
South Africa	46,423,224	—	—	46,423,224
Spain	—	457,160,062	—	457,160,062
Sweden	688,458	319,567,794	—	320,256,252
Switzerland	—	739,880,047	—	739,880,047
United Kingdom	—	1,299,519,246	—	1,299,519,246
United States	1,100,933	5,027,384	—	6,128,317
Preferred Stocks
Germany	—	11,999,776	—	11,999,776
Rights/Warrants
Belgium	—	195,418	—	195,418
Securities Lending Collateral	—	294,510,375	—	294,510,375
Total Investments in Securities	$1,416,963,535	$9,992,608,379	$293,445˂˃	$11,409,865,359
Financial Instruments
Liabilities
Futures Contracts**	(512,779)	—	—	(512,779)
Total Financial Instruments	$(512,779)	—	—	$(512,779)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.3%)
AUSTRALIA — (6.6%)
	Accent Group Ltd.	376,491	$510,148
	Acrow Ltd.	320,057	228,865
	Adairs Ltd.	203,880	334,285
	AGL Energy Ltd.	78,701	559,822
*	Ainsworth Game Technology Ltd.	31,523	13,735
*	Alkane Resources Ltd.	328,751	118,796
*	Alliance Aviation Services Ltd.	59,799	102,453
	ALS Ltd.	21,204	213,773
#*	AMA Group Ltd.	1,923,960	62,970
	Amotiv Ltd.	138,052	918,844
	AMP Ltd.	1,395,553	1,537,632
#*	Amplitude Energy Ltd.	1,697,314	210,283
	Ampol Ltd.	91,071	1,634,169
	Ansell Ltd.	60,760	1,321,046
	ANZ Group Holdings Ltd.	120,660	2,278,492
#	APA Group	83,407	351,747
#*	Arafura Rare Earths Ltd. (ARU AU)	281,678	22,562
	ARB Corp. Ltd.	31,045	752,438
	Aristocrat Leisure Ltd.	90,766	4,220,582
#	ARN Media Ltd.	200,589	83,735
	ASX Ltd.	1,336	52,384
	Atlas Arteria Ltd.	38,600	120,527
	AUB Group Ltd.	17,803	350,902
#*	Aurelia Metals Ltd.	1,541,009	180,075
	Aurizon Holdings Ltd.	1,179,100	2,386,287
	Aussie Broadband Ltd.	105,298	256,429
*	Austal Ltd.	274,983	651,327
#	Austin Engineering Ltd.	207,907	64,244
#*	Australian Agricultural Co. Ltd.	175,967	154,692
#	Australian Clinical Labs Ltd.	145,644	338,667
#	Australian Ethical Investment Ltd.	65,952	203,880
#	Australian Finance Group Ltd.	130,244	133,009
#*	Australian Strategic Materials Ltd.	76,789	22,742
	Auswide Bank Ltd.	31,481	98,592
#	Autosports Group Ltd.	17,198	17,817
#††	AVZ Minerals Ltd.	100,493	10,537
#	Baby Bunting Group Ltd.	110,259	129,947
#	Bank of Queensland Ltd.	275,368	1,186,197
		Shares	Value»
AUSTRALIA — (Continued)
#*	Bannerman Energy Ltd. (BMN AU)	11,984	$21,824
	Bapcor Ltd.	202,739	623,582
	Beach Energy Ltd.	1,248,635	1,170,639
#	Beacon Lighting Group Ltd.	74,050	145,558
	Bega Cheese Ltd.	264,917	947,726
	Bell Financial Group Ltd.	111,621	93,852
	Bendigo & Adelaide Bank Ltd.	146,622	1,230,426
	BHP Group Ltd. (BHP AU)	648,027	15,915,338
	BHP Group Ltd. (BHP US), Sponsored ADR	13,221	649,812
	Bisalloy Steel Group Ltd.	14,762	35,210
	BlueScope Steel Ltd.	226,025	2,951,492
#*	Boss Energy Ltd.	89,437	180,051
	Brambles Ltd.	435,330	5,319,945
	Bravura Solutions Ltd.	268,444	357,892
	Breville Group Ltd.	25,429	599,004
	Brickworks Ltd.	57,878	931,978
	Capral Ltd.	20,818	128,571
*	Capricorn Metals Ltd.	187,647	884,130
	CAR Group Ltd.	1,367	34,065
*	Carnarvon Energy Ltd.	949,415	73,454
	Cedar Woods Properties Ltd.	45,049	150,633
*	Centrebet International Ltd.	6,648	0
#*	Cettire Ltd.	178,715	158,849
	Challenger Ltd.	441,287	1,713,977
	Champion Iron Ltd.	255,055	866,602
	Civmec Australia Ltd.	166,600	134,781
	Cleanaway Waste Management Ltd.	652,951	1,118,034
#*	Coast Entertainment Holdings Ltd.	352,453	105,923
#	Cobram Estate Olives Ltd.	44,506	55,757
	Cochlear Ltd.	3,417	672,539
	Codan Ltd.	41,367	408,741
	Coles Group Ltd.	309,984	3,736,535
	Collins Foods Ltd.	175,557	815,984
*	Comet Ridge Ltd.	271,316	23,604
	Commonwealth Bank of Australia	66,429	6,555,359
	Computershare Ltd.	98,078	2,132,024

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Corporate Travel Management Ltd.	63,421	$600,749
	Credit Corp. Group Ltd.	43,121	411,392
	Data#3 Ltd.	128,978	553,454
*	De Grey Mining Ltd.	15,569	19,081
#*	Deep Yellow Ltd.	18,066	14,836
	Deterra Royalties Ltd.	226,326	565,988
#*	Develop Global Ltd.	12,805	19,671
	Dicker Data Ltd.	50,929	271,035
	Domain Holdings Australia Ltd.	76,695	129,385
	Domino's Pizza Enterprises Ltd.	9,453	174,869
	Downer EDI Ltd.	464,048	1,633,233
#*	DUG Technology Ltd.	15,667	12,977
	Duratec Ltd.	83,910	79,651
#	Eagers Automotive Ltd.	66,570	529,159
*††	Elanor Investor Group	45,594	17,574
#	Elders Ltd.	174,687	769,589
#*	Electro Optic Systems Holdings Ltd.	19,461	14,489
#*	Emeco Holdings Ltd.	396,027	225,534
*	Emerald Resources NL	195,959	515,968
#*	EML Payments Ltd.	88,850	45,300
#	Endeavour Group Ltd.	335,365	874,795
	Enero Group Ltd.	79,986	55,148
	EQT Holdings Ltd.	12,304	261,689
	Euroz Hartleys Group Ltd.	3,066	1,892
	Evolution Mining Ltd.	595,063	2,067,898
	EVT Ltd.	84,757	614,468
*	Fenix Resources Ltd.	576,517	108,901
	Fiducian Group Ltd.	1,933	10,866
*	FleetPartners Group Ltd.	289,870	503,786
	Fleetwood Ltd.	80,117	93,448
	Flight Centre Travel Group Ltd.	53,419	588,854
	Fortescue Ltd.	404,831	4,741,125
#*	Frontier Digital Ventures Ltd.	56,903	8,825
	G8 Education Ltd.	946,251	816,885
#	Generation Development Group Ltd.	28,703	81,051
	Gold Road Resources Ltd.	980,621	1,486,087
	GR Engineering Services Ltd.	56,753	100,910
	GrainCorp Ltd., Class A	218,250	1,014,854
	Grange Resources Ltd.	650,790	92,696
	GWA Group Ltd.	227,822	354,501
		Shares	Value»
AUSTRALIA — (Continued)
	Hansen Technologies Ltd.	140,451	$474,727
	Harvey Norman Holdings Ltd.	251,673	805,516
*	Healius Ltd.	630,670	557,308
	Helia Group Ltd.	399,142	1,192,258
	Helloworld Travel Ltd.	19,262	23,957
	Horizon Oil Ltd.	293,270	37,327
*	Hot Chili Ltd.	64,306	27,180
	HUB24 Ltd.	14,305	708,200
#	Humm Group Ltd.	324,816	118,834
#	IDP Education Ltd.	113,099	926,640
	IGO Ltd.	81,051	243,717
	Iluka Resources Ltd.	309,193	835,254
	Imdex Ltd.	336,475	545,911
	Incitec Pivot Ltd.	449,190	829,761
	Infomedia Ltd.	301,785	259,438
	Inghams Group Ltd.	318,889	634,619
	Insignia Financial Ltd.	260,215	707,240
	Insurance Australia Group Ltd.	511,133	2,898,765
	Integral Diagnostics Ltd.	155,804	300,808
#*	Invictus Energy Ltd.	59,049	2,717
#	IPD Group Ltd.	15,353	36,649
	IPH Ltd.	108,013	333,490
*	IRESS Ltd.	39,432	228,269
	IVE Group Ltd.	130,143	179,766
*	James Hardie Industries PLC (JHX AU), CDI	70,346	2,364,404
*	James Hardie Industries PLC (JHX US), Sponsored ADR	495	16,761
	JB Hi-Fi Ltd.	53,059	3,310,422
#	Johns Lyng Group Ltd.	154,625	354,100
*	Judo Capital Holdings Ltd.	150,633	186,412
	Jupiter Mines Ltd.	724,120	69,479
#	Karoon Energy Ltd.	560,073	541,572
	Kelly Partners Group Holdings Ltd.	11,361	83,715
	Kelsian Group Ltd.	20,164	47,299
#	Kogan.com Ltd.	24,991	73,320
	Lendlease Corp. Ltd.	228,199	909,083
#	Lifestyle Communities Ltd.	80,840	488,305
#	Lindsay Australia Ltd.	286,919	157,413
	Lottery Corp. Ltd.	547,387	1,701,733
#	Lovisa Holdings Ltd.	33,755	602,119
#	Lycopodium Ltd.	17,864	125,120
*	Lynas Rare Earths Ltd.	18,326	71,032
#	MA Financial Group Ltd.	10,560	43,316

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Maas Group Holdings Ltd.	4,010	$11,281
	Macmahon Holdings Ltd.	1,480,708	324,999
	Macquarie Group Ltd.	10,507	1,554,338
*	Macquarie Technology Group Ltd.	832	43,675
#	Mader Group Ltd.	8,058	31,041
	Magellan Financial Group Ltd.	219,182	1,412,019
*	Mayne Pharma Group Ltd.	35,426	99,824
	McMillan Shakespeare Ltd.	37,447	356,255
	Medibank Pvt Ltd.	415,793	1,025,227
#*	Mesoblast Ltd. (MSB AU)	230,073	447,485
*	Metals X Ltd.	449,738	133,038
	Metcash Ltd.	848,244	1,657,184
#*	Metro Mining Ltd.	1,754,911	68,344
	Michael Hill International Ltd. (MHJ AU)	50,276	15,688
#	Mineral Resources Ltd.	38,323	817,563
	Monadelphous Group Ltd.	109,966	1,066,838
	Monash IVF Group Ltd.	310,841	232,000
#*	Mount Gibson Iron Ltd.	610,825	119,183
#	Myer Holdings Ltd.	1,560,086	880,273
	MyState Ltd.	87,675	248,142
	National Australia Bank Ltd.	213,086	5,250,791
	Navigator Global Investments Ltd.	226,462	221,921
	Netwealth Group Ltd.	68,493	1,324,013
#	New Hope Corp. Ltd.	460,646	1,373,361
*	NEXTDC Ltd.	30,629	278,539
#	nib holdings Ltd.	229,822	817,970
	Nick Scali Ltd.	64,145	641,133
	Nickel Industries Ltd.	548,068	255,543
	Nine Entertainment Co. Holdings Ltd.	673,291	561,905
	Northern Star Resources Ltd.	267,737	2,833,654
	NRW Holdings Ltd.	639,060	1,345,729
	Nufarm Ltd.	245,934	550,537
	Objective Corp. Ltd.	1,566	16,038
*	OFX Group Ltd.	176,289	152,699
#*	Omni Bridgeway Ltd.	76,746	64,154
	oOh!media Ltd.	372,425	268,430
	Orica Ltd.	180,388	1,955,408
	Origin Energy Ltd.	78,122	503,838
	Orora Ltd.	277,845	404,385
#	Pacific Current Group Ltd.	51,154	374,812
		Shares	Value»
AUSTRALIA — (Continued)
#*	Paladin Energy Ltd.	20,201	$109,673
*	Panoramic Resources Ltd.	867,532	0
*	Pantoro Ltd.	1,006,031	70,949
	Peet Ltd.	288,046	259,143
#*	Peninsula Energy Ltd.	18,689	12,547
	Pepper Money Ltd.	100,354	89,193
	Perenti Ltd.	1,146,997	992,506
#	Perpetual Ltd.	37,914	500,786
	Perseus Mining Ltd.	1,502,020	2,620,896
#	Peter Warren Automotive Holdings Ltd.	11,323	11,029
*	PEXA Group Ltd.	3,745	30,287
*	Pilbara Minerals Ltd.	173,979	244,015
	Pinnacle Investment Management Group Ltd.	17,955	281,516
	Platinum Asset Management Ltd.	77,272	32,483
#	Praemium Ltd.	88,436	48,837
	Premier Investments Ltd.	83,289	1,219,994
	Pro Medicus Ltd.	19,738	3,377,879
	Propel Funeral Partners Ltd.	27,169	99,828
#	PWR Holdings Ltd.	7,923	40,142
*	Qantas Airways Ltd.	28,818	166,996
	QBE Insurance Group Ltd.	245,810	3,172,855
	Qube Holdings Ltd.	163,135	418,656
	Ramelius Resources Ltd.	1,161,541	1,750,365
	Ramsay Health Care Ltd.	41,293	857,806
	REA Group Ltd.	3,433	526,547
#*	ReadyTech Holdings Ltd.	22,182	43,874
	Reece Ltd.	41,680	610,613
	Regis Healthcare Ltd.	90,982	367,520
*	Regis Resources Ltd.	1,107,573	2,063,871
	Reject Shop Ltd.	33,459	58,795
	Reliance Worldwide Corp. Ltd.	359,173	1,195,916
	Resimac Group Ltd.	22,675	14,308
*	Resolute Mining Ltd.	2,780,402	702,666
*	Retail Food Group Ltd.	41,980	56,195
	Ridley Corp. Ltd.	228,380	397,924
	Rio Tinto Ltd.	46,130	3,322,325
#*	RPMGlobal Holdings Ltd.	81,932	140,289
#*	Sandfire Resources Ltd.	393,692	2,387,648
	Santos Ltd.	1,745,460	7,557,763
	SEEK Ltd.	9,124	128,281
*	Select Harvests Ltd.	88,431	254,143
#	Servcorp Ltd.	39,763	125,725

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Service Stream Ltd.	562,898	$546,682
#*	Seven West Media Ltd.	692,651	70,906
	SG Fleet Group Ltd.	85,990	183,384
	SGH Ltd.	49,193	1,451,359
	Shaver Shop Group Ltd.	136,824	112,528
	Sigma Healthcare Ltd.	1,004,811	1,776,141
#*	Silver Mines Ltd.	23,162	1,096
	Sims Ltd. (SGM AU)	99,760	810,120
	SmartGroup Corp. Ltd.	81,385	401,337
#	Solvar Ltd.	173,483	137,823
	Sonic Healthcare Ltd.	41,009	720,436
	South32 Ltd. (S32 AU)	861,340	1,768,631
	Southern Cross Electrical Engineering Ltd.	255,305	238,027
#	Southern Cross Media Group Ltd.	120,295	46,152
*	Spartan Resources Ltd.	159,653	131,951
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	378,910	338,543
#*	St Barbara Ltd.	514,057	79,922
	Stanmore Resources Ltd.	18,847	30,386
#*	Star Entertainment Group Ltd.	1,551,734	113,580
	Steadfast Group Ltd.	136,229	489,393
	Suncorp Group Ltd.	270,121	3,463,224
	Super Retail Group Ltd.	160,643	1,547,648
*	Superloop Ltd.	199,793	279,909
#*	Syrah Resources Ltd.	528,592	74,660
#	Tabcorp Holdings Ltd.	1,958,443	817,802
	Technology One Ltd.	95,715	1,819,851
	Telstra Group Ltd. (TLS AU)	373,408	911,635
*	Temple & Webster Group Ltd.	1,595	14,119
#*††	Ten Sixty Four Ltd.	189,882	12,985
#	Terracom Ltd.	493,938	51,795
	TPG Telecom Ltd.	62,307	168,791
	Transurban Group	22,232	183,127
	Treasury Wine Estates Ltd.	42,114	279,384
*	Tuas Ltd.	42,224	171,135
*	Tyro Payments Ltd.	377,952	192,226
*	Vault Minerals Ltd.	4,483,676	1,062,470
	Ventia Services Group Pty. Ltd.	450,729	1,059,569
Ω	Viva Energy Group Ltd.	626,995	999,004
	Vulcan Steel Ltd.	16,025	71,613
		Shares	Value»
AUSTRALIA — (Continued)
*	Vysarn Ltd.	40,546	$11,532
*	WEB Travel Group Ltd.	51,791	162,269
*	Webjet Group Ltd.	222,154	103,933
	Wesfarmers Ltd.	116,165	5,471,891
*	West African Resources Ltd.	1,368,888	1,385,804
	Westgold Resources Ltd.	655,222	1,032,217
	Westpac Banking Corp.	144,961	3,007,771
	Whitehaven Coal Ltd.	572,267	2,150,440
	WiseTech Global Ltd.	1,620	122,638
	Woodside Energy Group Ltd. (WDS AU)	266,248	4,057,828
#	Woodside Energy Group Ltd. (WDS US), ADR	7,736	117,977
	Woolworths Group Ltd.	127,567	2,398,452
	Worley Ltd.	120,186	1,067,928
*	Xero Ltd.	3,203	360,514
	XRF Scientific Ltd.	63,134	70,190
#	Yancoal Australia Ltd.	274,750	1,095,211
TOTAL AUSTRALIA			228,663,072
AUSTRIA — (0.5%)
	Addiko Bank AG	8,740	164,899
#	Agrana Beteiligungs AG	6,973	77,793
	ANDRITZ AG	32,599	1,845,779
#*	AT&S Austria Technologie & Systemtechnik AG	18,600	253,804
Ω	BAWAG Group AG	23,691	2,141,606
	CA Immobilien Anlagen AG	5,213	128,723
*	DO & Co. AG	5,776	1,155,530
	Erste Group Bank AG	34,137	2,098,702
*	Eurotelesites AG	20,934	117,879
	EVN AG	24,912	600,579
*	Immofinanz AG (IIA AV)	7,951	0
*	Lenzing AG	6,175	159,538
	Mayr Melnhof Karton AG	1,052	84,316
	Oberbank AG	1,137	82,571
	Oesterreichische Post AG	9,879	298,429
	OMV AG	60,881	2,507,043
	Palfinger AG	9,660	227,970
#	PIERER Mobility AG	624	11,619
	Porr AG	19,997	421,794
	Raiffeisen Bank International AG	83,542	1,889,495

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Schoeller-Bleckmann Oilfield Equipment AG	2,172	$77,477
	Semperit AG Holding	5,812	84,296
	Strabag SE (STR AV)	2,516	123,185
	Telekom Austria AG	83,736	698,684
*	UBM Development AG	2,555	50,549
	UNIQA Insurance Group AG	71,312	603,196
	Verbund AG	6,646	510,215
	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,493	786,709
	voestalpine AG	45,346	948,407
	Wienerberger AG	16,397	478,661
	Zumtobel Group AG	30,255	155,169
TOTAL AUSTRIA			18,784,617
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	15,891	3,083,911
	Ageas SA	110,156	5,674,517
*	AGFA-Gevaert NV	120,257	107,916
	Anheuser-Busch InBev SA (ABI BB)	104,733	5,160,862
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	6,428	316,129
*	Argenx SE (ARGX BB)	66	43,569
*	Atenor	14,910	48,844
	Azelis Group NV	840	17,208
	Barco NV	9,667	95,965
	Bekaert SA	41,644	1,453,785
	bpost SA	25,692	49,491
	Cie d'Entreprises CFE	8,983	59,381
#	CMB Tech NV	50,821	548,359
	Colruyt Group NV	31,360	1,155,155
	Deceuninck NV	114,041	275,934
	Deme Group NV	6,977	979,154
	Econocom Group SA NV	90,633	170,652
	Elia Group SA	3,771	254,471
	EVS Broadcast Equipment SA	9,610	311,413
	Fagron	43,171	855,851
*	Galapagos NV (GLPG BB)	31,943	734,287
*	Galapagos NV (GLPG NA)	11,491	264,148
#	Gimv NV	16,111	635,486
	Greenyard NV	15,994	84,283
#	Immobel SA	3,075	59,009
		Shares	Value»
BELGIUM — (Continued)
	KBC Group NV	137,693	$10,562,120
	Kinepolis Group NV	7,494	299,229
	Lotus Bakeries NV	212	2,261,387
	Melexis NV	8,935	538,520
*	Ontex Group NV	62,857	532,300
*	Orange Belgium SA	3,634	56,004
	Proximus SADP	131,371	727,799
	Recticel SA	25,076	262,531
	Sipef NV	4,879	281,796
	Solvay SA	72,824	2,225,772
	Syensqo SA	72,824	5,738,072
	Tessenderlo Group SA	22,863	498,785
	UCB SA	6,378	1,240,861
	Umicore SA	144,036	1,449,999
	Van de Velde NV	4,118	131,418
	VGP NV	8,044	686,580
	Viohalco SA	29,708	184,947
TOTAL BELGIUM			50,117,900
CANADA — (11.1%)
*	5N Plus, Inc.	62,183	331,163
	Acadian Timber Corp.	8,376	99,358
*	ACT Energy Technologies Ltd.	18,500	80,831
	ADENTRA, Inc.	22,625	538,324
	ADF Group, Inc.	22,100	121,802
*	Advantage Energy Ltd.	123,603	784,983
	Aecon Group, Inc.	73,109	1,205,279
	Africa Oil Corp.	288,677	377,394
	Ag Growth International, Inc.	14,801	399,521
	AGF Management Ltd., Class B	71,437	554,450
	Agnico Eagle Mines Ltd. (AEM CN)	21,936	2,038,852
	Agnico Eagle Mines Ltd. (AEM US)	15,606	1,450,425
*	Aimia, Inc.	62,327	103,782
#*	Air Canada	72,400	976,891
#	AirBoss of America Corp.	8,831	24,913
	Alamos Gold, Inc. (AGI CN), Class A	86,596	1,810,749
	Algoma Central Corp.	4,796	49,235
	Algoma Steel Group, Inc. (ASTL US)	30,800	251,328
#	Algonquin Power & Utilities Corp. (AQN CN)	70	312
#	Algonquin Power & Utilities Corp. (AQN US)	87,587	388,886
	Alimentation Couche-Tard, Inc.	79,022	4,173,075
	AltaGas Ltd.	90,505	2,088,649

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Altius Minerals Corp.	13,807	$256,598
	Altus Group Ltd.	1,466	59,867
	Amerigo Resources Ltd.	110,614	126,342
#	Andlauer Healthcare Group, Inc.	10,355	325,324
	Andrew Peller Ltd., Class A	19,492	57,537
	ARC Resources Ltd.	333,794	5,716,534
*	Aritzia, Inc.	53,652	2,580,435
*	Ascot Resources Ltd.	12,500	1,656
	Atco Ltd., Class I	13,600	432,606
*	Athabasca Oil Corp.	408,887	1,367,317
	AtkinsRealis Group, Inc.	32,901	1,648,502
*	ATS Corp. (ATS CN)	25,778	697,240
#*	Aurora Cannabis, Inc. (ACB CN)	236	857
#*	Aurora Cannabis, Inc. (ACB US)	1,285	4,692
#*	AutoCanada, Inc.	22,525	307,649
	B2Gold Corp. (BTG US)	284,853	689,344
	B2Gold Corp. (BTO CN)	539,008	1,301,764
	Badger Infrastructure Solution	27,487	747,058
#*	Ballard Power Systems, Inc. (BLDP US)	80,499	109,479
	Bank of Montreal (BMO CN)	4,685	463,810
	Bank of Montreal (BMO US)	58,550	5,798,792
	Bank of Nova Scotia (BNS CN)	1,321	67,588
	Bank of Nova Scotia (BNS US)	43,518	2,226,816
	Barrick Gold Corp. (0R22 LI)	45,774	759,921
	Barrick Gold Corp. (GOLD US)	73,760	1,207,451
*	Bausch & Lomb Corp.	7,261	125,978
#*	Bausch Health Cos., Inc. (BHC US)	56,593	420,486
#	Baytex Energy Corp.	325,034	780,520
	BCE, Inc. (BCE US)	24,773	589,350
#	Birchcliff Energy Ltd.	165,767	651,274
	Bird Construction, Inc.	60,574	986,122
	Black Diamond Group Ltd.	49,897	314,828
*	Bombardier, Inc. (BBD/A CN), Class A	244	14,346
		Shares	Value»
CANADA — (Continued)
*	Bombardier, Inc. (BBD/B CN), Class B	12,533	$733,412
*	Bonterra Energy Corp.	28,474	70,727
	Boralex, Inc., Class A	10,928	194,296
#	Boyd Group Services, Inc.	9,522	1,561,612
*	Bragg Gaming Group, Inc.	4,572	22,540
#	BRP, Inc. (DOO CN)	4,900	234,321
	BRP, Inc. (DOOO US)	8,008	382,862
*	CAE, Inc. (CAE CN)	4,375	103,163
#*	CAE, Inc. (CAE US)	11,892	280,651
*	Calfrac Well Services Ltd.	46,274	120,353
	Calian Group Ltd.	6,388	216,603
*	Calibre Mining Corp.	65,939	117,509
	Canaccord Genuity Group, Inc.	97,194	658,055
#*	Canada Goose Holdings, Inc. (GOOS US)	28,406	311,046
	Canadian Imperial Bank of Commerce (CM CN)	36,572	2,303,758
	Canadian Imperial Bank of Commerce (CM US)	53,924	3,398,290
	Canadian National Railway Co. (CNI US)	54,198	5,664,233
	Canadian Natural Resources Ltd. (CNQ US)	246,730	7,488,255
	Canadian Pacific Kansas City Ltd. (CP US)	1,349	107,380
#	Canadian Tire Corp. Ltd., Class A	13,883	1,562,966
	Canadian Utilities Ltd., Class A	10,100	235,934
	Canadian Western Bank	87,755	3,494,863
*	Canfor Corp.	37,513	389,494
	Capital Power Corp.	24,784	907,561
*	Capstone Copper Corp.	195,092	1,092,682
#	Cardinal Energy Ltd.	230,353	1,001,706
#	Cargojet, Inc.	1,500	122,902
	Cascades, Inc.	92,506	817,905
	CCL Industries, Inc., Class B	26,567	1,319,621
*	Celestica, Inc. (CLS CN)	21,177	2,614,504

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Celestica, Inc. (CLS US)	40,104	$4,951,641
	Cenovus Energy, Inc. (CVE CN)	851	12,308
	Cenovus Energy, Inc. (CVE US)	647,098	9,363,508
	Centerra Gold, Inc.	373,962	2,338,949
	CES Energy Solutions Corp.	280,595	1,662,313
	CGI, Inc. (GIB US)	10,175	1,198,818
	CGI, Inc. (GIBA CN)	14,980	1,765,936
*††	Chesswood Group Ltd.	4,397	2,057
	CI Financial Corp.	88,652	1,901,320
#*	Cineplex, Inc.	28,500	215,512
*	Cipher Pharmaceuticals, Inc.	6,200	57,975
#	Cogeco Communications, Inc.	11,638	489,671
	Cogeco, Inc.	13,904	509,722
	Colliers International Group, Inc. (CIGI CN)	34	4,838
	Computer Modelling Group Ltd.	57,670	409,902
*	Conifex Timber, Inc.	13,656	3,007
	Constellation Software, Inc.	1,992	6,514,615
	Converge Technology Solutions Corp.	127,007	296,249
	Corby Spirit & Wine Ltd.	7,550	67,014
*	Corus Entertainment, Inc., Class B	106,781	7,347
#*	Cronos Group, Inc. (CRON US)	192,240	365,256
*	Culico Metals, Inc.	12,366	1,064
*	DATA Communications Management Corp.	6,700	9,543
	Definity Financial Corp.	37,708	1,482,790
*	Denison Mines Corp. (DML CN)	174,739	319,817
*	dentalcorp Holdings Ltd.	35,697	185,933
	Dexterra Group, Inc.	26,771	147,359
	Dollarama, Inc.	66,512	6,294,007
	Doman Building Materials Group Ltd.	75,905	413,120
*	Dorel Industries, Inc., Class B	29,518	105,411
	DREAM Unlimited Corp., Class A	24,324	369,207
		Shares	Value»
CANADA — (Continued)
	Dundee Precious Metals, Inc.	236,003	$2,391,939
	Dye & Durham Ltd.	12,384	126,622
	Dynacor Group, Inc.	30,800	119,101
	E-L Financial Corp. Ltd.	977	941,640
*	Eldorado Gold Corp. (EGO US)	64,527	983,391
*	Eldorado Gold Corp. (ELD CN)	67,605	1,028,943
	Element Fleet Management Corp.	140,093	2,752,025
#	Emera, Inc.	23,700	900,481
	Empire Co. Ltd., Class A	88,526	2,603,365
	Enbridge, Inc. (ENB US)	29,600	1,279,904
	Endeavour Mining PLC	122,990	2,529,452
	Enerflex Ltd. (EFX CN)	90,863	860,271
	Enerflex Ltd. (EFXT US)	6,027	57,257
#*	Energy Fuels, Inc.	615	3,248
	Enghouse Systems Ltd.	29,735	564,481
*	Ensign Energy Services, Inc.	253,818	551,873
*	Enterprise Group, Inc.	21,700	36,880
#	EQB, Inc.	27,013	2,014,056
#*	Equinox Gold Corp. (EQX CN)	28,050	169,264
*	Equinox Gold Corp. (EQX US)	78,755	478,043
*	ERO Copper Corp. (ERO CN)	23,172	310,267
*	ERO Copper Corp. (ERO US)	23,275	311,885
	Evertz Technologies Ltd.	20,056	179,398
#	Exchange Income Corp.	14,890	573,019
	Exco Technologies Ltd.	20,517	99,525
#	Extendicare, Inc.	46,701	332,580
	Fairfax Financial Holdings Ltd.	8,778	11,815,495
	Fiera Capital Corp.	60,771	328,243
	Finning International, Inc.	106,909	2,669,507
*	Firan Technology Group Corp.	14,000	79,472
	Firm Capital Mortgage Investment Corp.	20,900	170,122
	First Majestic Silver Corp. (AG US)	14,613	83,294

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	First Mining Gold Corp.	344,000	$31,954
#	First National Financial Corp.	11,200	312,107
*	First Quantum Minerals Ltd.	90,032	1,126,833
	FirstService Corp. (FSV CN)	3,019	549,043
	Foraco International SA	56,346	90,721
	Fortis, Inc. (FTS US)	9,500	404,890
*	Fortuna Mining Corp. (FSM US)	272,451	1,381,327
*	Fortuna Mining Corp. (FVI CN)	170,249	862,169
	Franco-Nevada Corp. (FNV CN)	58	7,885
#	Franco-Nevada Corp. (FNV US)	2,083	283,205
#	Freehold Royalties Ltd.	83,442	717,670
	Frontera Energy Corp.	23,185	130,334
*	Galiano Gold, Inc.	36,893	40,616
	Gamehost, Inc.	6,382	45,230
*	GDI Integrated Facility Services, Inc.	5,240	124,244
	Gear Energy Ltd.	163,204	57,270
	George Weston Ltd.	14,030	2,168,672
#	Gibson Energy, Inc.	78,274	1,320,589
	Gildan Activewear, Inc. (GIL CN)	4,746	244,754
	Gildan Activewear, Inc. (GIL US)	57,447	2,964,840
	goeasy Ltd.	9,293	1,131,325
*	GoGold Resources, Inc.	44,852	47,526
*	GoldMoney, Inc.	1,479	8,681
	Great-West Lifeco, Inc.	5,328	172,266
	Guardian Capital Group Ltd., Class A	11,233	354,995
*	Haivision Systems, Inc.	16,200	56,291
	Hammond Manufacturing Co. Ltd., Class A	2,800	18,014
	Hammond Power Solutions, Inc.	7,805	560,987
	Headwater Exploration, Inc.	197,886	910,901
*	Heroux-Devtek, Inc.	26,704	590,911
	High Liner Foods, Inc.	17,597	193,726
*	HLS Therapeutics, Inc.	1,200	3,319
		Shares	Value»
CANADA — (Continued)
	Hudbay Minerals, Inc. (HBM CN)	321,439	$2,649,629
	Hudbay Minerals, Inc. (HBM US)	56,200	464,774
Ω	Hydro One Ltd.	6,300	196,020
	iA Financial Corp., Inc.	76,148	7,031,908
*	IAMGOLD Corp. (IMG CN)	471,051	2,929,990
	IGM Financial, Inc.	18,591	596,483
*	Imperial Metals Corp.	59,862	81,966
	Imperial Oil Ltd. (IMO CN)	894	59,465
	Imperial Oil Ltd. (IMO US)	23,044	1,535,652
	Information Services Corp.	7,500	138,404
#	InPlay Oil Corp.	8,100	9,419
	Intact Financial Corp.	11,756	2,088,149
*	Interfor Corp.	69,789	816,330
*	Ivanhoe Mines Ltd., Class A	2,903	31,180
Ω	Jamieson Wellness, Inc.	8,509	193,499
#*	Journey Energy, Inc.	17,806	25,361
*	K92 Mining, Inc.	64,871	430,733
	K-Bro Linen, Inc.	6,946	176,452
*	Kelt Exploration Ltd.	169,312	801,503
	Keyera Corp.	43,187	1,225,467
	Kinross Gold Corp. (K CN)	607,485	6,842,488
	Kinross Gold Corp. (KGC US)	249,533	2,814,732
*	Kiwetinohk Energy Corp.	1,200	14,202
*	Knight Therapeutics, Inc.	51,768	197,334
*	Kolibri Global Energy, Inc.	17,957	134,676
#	KP Tissue, Inc.	7,100	39,033
	Labrador Iron Ore Royalty Corp.	53,951	1,132,587
*	Largo, Inc. (LGO US)	5,058	8,902
	Lassonde Industries, Inc., Class A	2,803	351,159
	Laurentian Bank of Canada	22,759	438,471
	Leon's Furniture Ltd.	22,444	401,208
#*	Lightspeed Commerce, Inc. (LSPD US)	3,913	56,465
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	42,622	1,658,133
	Loblaw Cos. Ltd.	6,774	848,153
*	Lucara Diamond Corp.	322,221	79,815

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Lundin Gold, Inc.	58,414	$1,446,936
	Lundin Mining Corp.	412,816	3,260,830
	Magellan Aerospace Corp.	16,036	106,476
	Magna International, Inc. (MG CN)	7,174	284,423
#	Magna International, Inc. (MGA US)	82,627	3,277,813
	Mainstreet Equity Corp.	1,005	142,243
*	Major Drilling Group International, Inc.	78,468	454,065
*	Mandalay Resources Corp.	20,837	68,389
	Maple Leaf Foods, Inc.	24,793	364,385
	Martinrea International, Inc.	118,042	713,929
*	Mattr Corp.	26,440	212,488
*	MDA Space Ltd.	59,866	949,881
	Medical Facilities Corp.	20,982	237,488
	MEG Energy Corp.	243,727	3,996,294
	Melcor Developments Ltd.	10,353	90,968
	Methanex Corp. (MEOH US)	20,048	1,046,506
	Methanex Corp. (MX CN)	29,109	1,517,990
	Metro, Inc.	27,751	1,733,994
	Morguard Corp.	600	46,226
	MTY Food Group, Inc.	16,673	578,982
#	Mullen Group Ltd.	112,685	1,155,266
#	National Bank of Canada	74,579	6,619,152
	Neo Performance Materials, Inc.	2,200	12,746
*	New Gold, Inc. (NGD CN)	1,055,127	3,187,125
*	NFI Group, Inc.	3,945	32,627
	North American Construction Group Ltd. (NOA CN)	10,246	194,578
	North American Construction Group Ltd. (NOA US)	13,325	253,441
	North West Co., Inc.	48,708	1,556,404
	Northland Power, Inc.	140,169	1,640,537
	Nutrien Ltd. (NTR US)	101,772	5,254,502
*	NuVista Energy Ltd.	212,874	1,905,591
*	Obsidian Energy Ltd. (OBE CN)	23,700	121,978
*	Obsidian Energy Ltd. (OBE US)	44,306	228,619
	OceanaGold Corp.	637,911	1,904,933
		Shares	Value»
CANADA — (Continued)
	Onex Corp.	29,369	$2,252,563
	Open Text Corp. (OTEX CN)	4,642	136,575
	Open Text Corp. (OTEX US)	27,559	811,337
*††	Orbite Technologies, Inc.	121,500	0
*	Organigram Holdings, Inc. (OGI CN)	38,775	58,695
*	Organigram Holdings, Inc. (OGI US)	16,350	24,525
#	Osisko Gold Royalties Ltd. (OR CN)	4,239	78,401
	Osisko Gold Royalties Ltd. (OR US)	32,063	593,807
*	Paladin Energy Ltd.	13,600	73,925
	Pan American Silver Corp. (PAAS CN)	49,531	1,148,860
	Paramount Resources Ltd., Class A	72,333	1,432,372
	Parex Resources, Inc.	108,130	1,030,447
	Parkland Corp.	75,641	1,683,687
	Pason Systems, Inc.	52,020	472,470
	Pembina Pipeline Corp. (PPL CN)	1,774	64,034
*	Perpetua Resources Corp.	6,110	72,098
#	Peyto Exploration & Development Corp.	198,548	2,143,474
	PHX Energy Services Corp.	36,391	229,361
#	Pine Cliff Energy Ltd.	32,500	19,679
	Pizza Pizza Royalty Corp.	12,835	114,807
	Polaris Renewable Energy, Inc.	13,347	117,918
	Pollard Banknote Ltd.	7,300	142,248
	PrairieSky Royalty Ltd.	17,631	328,273
*	Precision Drilling Corp. (PD CN)	5,915	344,901
*	Precision Drilling Corp. (PDS US)	13,185	768,577
#	Premium Brands Holdings Corp.	11,573	625,811
	Primo Brands Corp.	76,690	2,482,455
#	Propel Holdings, Inc.	10,900	289,047
*	Quarterhill, Inc.	106,878	122,075
	Quebecor, Inc., Class B	89,600	1,988,851
#*	Questerre Energy Corp., Class A	62,560	10,654
	RB Global, Inc. (RBA CN)	1,000	89,414
	RB Global, Inc. (RBA US)	18,796	1,681,866

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Real Matters, Inc.	3,329	$13,835
#	Restaurant Brands International, Inc. (QSR US)	30,600	1,883,124
	Richelieu Hardware Ltd.	27,580	779,569
#	Rogers Communications, Inc. (RCI US), Class B	82,216	2,259,296
#	Rogers Communications, Inc. (RCIB CN), Class B	29,575	812,354
	Rogers Sugar, Inc.	82,390	325,966
	Royal Bank of Canada (RY CN)	63,580	7,751,130
	Royal Bank of Canada (RY US)	32,014	3,903,467
	Russel Metals, Inc.	64,020	1,791,512
	Sandstorm Gold Ltd. (SAND US)	160,764	940,469
*	Sangoma Technologies Corp.	15,903	112,049
	Saputo, Inc.	4,600	76,437
	Savaria Corp.	20,700	267,910
	Secure Waste Infrastructure Corp.	175,502	1,813,766
	Sienna Senior Living, Inc.	40,112	431,383
*	SilverCrest Metals, Inc. (SILV US)	120,965	1,270,132
#*	SNDL, Inc.	23,678	41,200
	Softchoice Corp.	2,735	45,767
*	Source Energy Services Ltd.	2,800	26,105
	South Bow Corp.	12,935	309,163
*	Spartan Delta Corp.	75,048	196,224
Ω	Spin Master Corp.	6,594	139,607
	Sprott, Inc. (SII CN)	5,586	242,559
*	SSR Mining, Inc. (SSRM CN)	63,335	507,257
	Stantec, Inc. (STN CN)	16,717	1,293,674
	Stella-Jones, Inc.	50,198	2,422,256
*Ω	STEP Energy Services Ltd.	11,760	35,846
	StorageVault Canada, Inc.	60,484	151,902
	Strathcona Resources Ltd.	1,162	22,319
	Sun Life Financial, Inc. (SLF CN)	67,404	3,886,971
	Sun Life Financial, Inc. (SLF US)	29,319	1,690,240
	Suncor Energy, Inc. (SU US)	341,620	12,831,247
		Shares	Value»
CANADA — (Continued)
	Superior Plus Corp.	245,162	$1,015,499
	Supremex, Inc.	17,058	42,371
#	Surge Energy, Inc.	82,332	307,040
	Sylogist Ltd.	12,984	94,520
	Tamarack Valley Energy Ltd.	541,398	1,642,801
*	Taseko Mines Ltd. (TKO CN)	199,876	372,700
	TC Energy Corp. (TRP CN)	3,461	155,958
	TC Energy Corp. (TRP US)	61,213	2,757,646
	Teck Resources Ltd. (TECK US), Class B	169,548	6,931,122
	Teck Resources Ltd. (TECK/A CN), Class A	1,200	49,590
	Teck Resources Ltd. (TECKB CN), Class B	6,596	269,450
	TELUS Corp.	30,874	447,809
	TerraVest Industries, Inc.	7,833	717,142
	TFI International, Inc. (TFII CN)	11,970	1,577,551
#	TFI International, Inc. (TFII US)	6,701	883,259
	Thomson Reuters Corp. (TRI CN)	2,324	390,539
#*	Tilray Brands, Inc.	201,053	211,106
	Timbercreek Financial Corp.	38,200	181,886
	TMX Group Ltd.	205	6,345
	Topaz Energy Corp.	21,164	364,784
*	Torex Gold Resources, Inc.	99,013	2,100,377
	Toromont Industries Ltd.	13,740	1,095,626
	Toronto-Dominion Bank (TD CN)	58,533	3,339,162
	Toronto-Dominion Bank (TD US)	45,361	2,588,752
	Total Energy Services, Inc.	44,326	340,982
#*	Touchstone Exploration, Inc.	34,400	10,060
	Tourmaline Oil Corp.	138,658	6,316,830
	TransAlta Corp.	60,243	691,590
	TransAlta Corp.	66,278	762,036
	Transcontinental, Inc., Class A	69,773	877,593
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	353,067	1,122,352

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Triple Flag Precious Metals Corp. (TFPM CN)	4,733	$75,684
*	Trisura Group Ltd. (TSU CN)	2,884	65,743
*	Valeura Energy, Inc.	21,230	103,130
	Vecima Networks, Inc.	1,400	13,390
	Veren, Inc. (VRN CN)	27,291	137,456
	Veren, Inc. (VRN US)	514,559	2,588,233
	Vermilion Energy, Inc. (VET CN)	58	534
	Vermilion Energy, Inc. (VET US)	56,684	522,626
	VersaBank (VBNK CN)	3,600	49,268
	VersaBank (VBNK US)	2,787	38,572
*	VerticalScope Holdings, Inc.	1,100	9,294
*††	Victoria Gold Corp./Vancouver	2,102	521
*	Viemed Healthcare, Inc.	23,412	191,744
	Wajax Corp.	27,701	396,450
	Waste Connections, Inc. (WCN US)	300	55,131
*	Well Health Technologies Corp.	119,539	487,746
*	Wesdome Gold Mines Ltd.	85,371	843,518
	West Fraser Timber Co. Ltd. (WFG CN)	49,726	4,311,427
#*	Western Forest Products, Inc.	329,084	90,573
	Westshore Terminals Investment Corp.	30,512	490,846
#	Whitecap Resources, Inc.	591,212	3,893,006
#*	WildBrain Ltd.	4,500	4,861
	Winpak Ltd.	15,756	468,772
	WSP Global, Inc.	10,939	1,856,322
*	Yangarra Resources Ltd.	71,306	50,535
	Yellow Pages Ltd.	10,534	82,193
TOTAL CANADA			387,239,579
CHINA — (0.0%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	243,398	1,396,731
*††	Hanfeng Evergreen, Inc.	5,700	0
		Shares	Value»
CHINA — (Continued)
*	Neo-Neon Holdings Ltd.	601,000	$32,600
TOTAL CHINA			1,429,331
DENMARK — (2.6%)
*	ALK-Abello AS	55,720	1,254,698
	Alm Brand AS	742,648	1,547,492
	Ambu AS, Class B	29,395	547,162
	AP Moller - Maersk AS (MAERSKA DC), Class A	382	552,809
	AP Moller - Maersk AS (MAERSKB DC), Class B	327	482,939
*	Bang & Olufsen AS	44,234	78,056
*	Bavarian Nordic AS	51,710	1,415,009
	Carlsberg AS, Class B	29,024	3,040,006
	Chemometec AS	3,212	248,789
#	Coloplast AS, Class B	8,409	968,444
	Columbus AS	57,521	104,052
	D/S Norden AS	33,435	950,627
	Danske Bank AS	128,707	3,842,880
*	Demant AS	63,651	2,555,503
#	Dfds AS	23,743	352,892
	DSV AS	7,576	1,509,172
	FLSmidth & Co. AS	45,813	2,378,182
	Foroya Banki P	3,338	80,003
*	Genmab AS (GMAB DC)	3,044	598,319
#*	GN Store Nord AS	78,744	1,612,674
	H Lundbeck AS (HLUNA DC), Class A	33,531	167,431
	H Lundbeck AS (HLUNB DC)	168,361	1,030,260
#*	H&H International AS, Class B	16,762	176,037
#*	Huscompagniet AS	9,014	71,645
	ISS AS	108,486	2,050,270
	Jeudan AS	1,369	38,193
	Jyske Bank AS	40,764	2,948,254
	Matas AS	32,265	619,705
*	MT Hoejgaard Holding AS	904	35,501
*Ω	Netcompany Group AS	31,620	1,286,581
*	Nilfisk Holding AS	12,734	199,614
*	NKT AS	53,220	3,557,755
*Ω	NNIT AS	4,632	60,019
	North Media AS	7,520	51,181
	Novo Nordisk AS (NOVOB DC), Class B	165,143	13,942,132
	Novonesis (Novozymes) B	88,871	5,095,244

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	NTG Nordic Transport Group AS	4,502	$148,704
	Pandora AS	48,744	9,325,616
	Parken Sport & Entertainment AS	3,780	70,798
	Per Aarsleff Holding AS	19,250	1,239,083
	Ringkjoebing Landbobank AS	29,027	4,734,540
	Rockwool AS (ROCKA DC), Class A	2,842	1,008,171
	Rockwool AS (ROCKB DC), Class B	8,515	3,015,290
	Royal Unibrew AS	23,622	1,632,904
*	RTX AS	6,383	58,286
Ω	Scandinavian Tobacco Group AS	65,416	941,309
	Schouw & Co. AS	11,084	861,034
	Solar AS, Class B	5,183	217,825
	SP Group AS	5,488	232,030
	Spar Nord Bank AS	88,327	2,551,433
	Sparekassen Sjaelland-Fyn AS	12,275	447,817
*	Svitzer Group AS	1,566	46,077
	Sydbank AS	42,354	2,248,601
*	TCM Group AS	3,262	31,741
	Tivoli AS	881	77,275
	TORM PLC, Class A	40,144	799,150
#	Trifork Group AG	2,102	22,954
	Tryg AS	116,659	2,363,342
	UIE PLC	12,391	536,661
*	Vestas Wind Systems AS	26,513	364,677
	Vestjysk Bank AS	122,141	76,207
*	Zealand Pharma AS	22,238	2,259,744
TOTAL DENMARK			90,760,799
FINLAND — (1.7%)
	Aktia Bank OYJ	44,643	452,698
#	Alandsbanken Abp, Class B	1,791	69,503
#*	Alisa Pankki OYJ	1,283	25,087
	Alma Media OYJ	16,671	196,348
#	Anora Group OYJ	34,519	99,679
	Apetit OYJ	2,895	42,219
	Aspo OYJ	16,234	83,124
	Atria OYJ	10,371	126,713
#	Bittium OYJ	6,294	43,791
	Cargotec OYJ, Class B	22,436	1,115,682
	Citycon OYJ	9,613	34,038
	Digia OYJ	6,411	44,244
	Elisa OYJ	48,367	2,081,920
	eQ OYJ	3,655	44,784
#	Evli OYJ, Class B	1,283	25,175
#*	Finnair OYJ	26,021	67,063
#	Fiskars OYJ Abp	32,534	518,542
	Fortum OYJ	151,462	2,200,667
		Shares	Value»
FINLAND — (Continued)
	F-Secure OYJ	27,403	$53,040
	Gofore OYJ	1,159	25,964
	Harvia OYJ	9,212	453,321
	Huhtamaki OYJ	45,829	1,692,114
*	Kalmar OYJ, Class B	31,343	1,053,717
#	Kamux Corp.	7,881	23,445
	Kemira OYJ	71,413	1,575,269
	Kesko OYJ (KESKOA FH), Class A	29,734	560,383
	Kesko OYJ (KESKOB FH), Class B	152,063	2,916,785
*	Kojamo OYJ	11,495	119,425
	Kone OYJ, Class B	71,787	3,715,762
	Konecranes OYJ	46,376	2,789,942
	Lassila & Tikanoja OYJ	19,267	173,044
*	Lindex Group OYJ	92,703	266,429
	Mandatum OYJ	220,354	1,089,258
	Marimekko OYJ	14,474	192,654
	Metsa Board OYJ (METSB FH), Class B	51,427	257,116
	Metso OYJ	286,680	2,845,505
	Neste OYJ	67,588	856,427
	Nokia OYJ (NOKIA FH)	473,305	2,231,844
	Nokia OYJ (NOKIA FP)	143,713	674,459
#	Nokian Renkaat OYJ	71,815	597,682
	Nordea Bank Abp (NDA FH)	605,343	7,199,981
	Nordea Bank Abp (NDA SS)	212,648	2,532,079
	Olvi OYJ, Class A	10,348	327,809
#	Oma Saastopankki OYJ	7,569	87,650
	Oriola OYJ (OKDBV FH), Class B	115,194	112,221
	Orion OYJ (ORNAV FH), Class A	11,860	635,529
	Orion OYJ (ORNBV FH), Class B	44,894	2,436,324
#	Outokumpu OYJ	169,821	543,442
	Pihlajalinna OYJ	15,927	176,564
	Ponsse OYJ	3,591	77,064
	Puuilo OYJ	31,898	338,144
*	QT Group OYJ	12,892	1,056,399
	Raisio OYJ, Class V	60,384	142,001
	Revenio Group OYJ	5,435	174,541
*	Sampo OYJ, Class A	69,350	2,864,199
	Sanoma OYJ	74,430	642,556
	Scanfil OYJ	10,107	85,899
	Stora Enso OYJ, Class R	134,936	1,494,451
	Taaleri PLC	6,316	52,194
#	Talenom OYJ	2,906	10,481
Ω	Terveystalo OYJ	82,549	1,004,481
	TietoEVRY OYJ	25,930	499,873

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Tokmanni Group Corp.	37,657	$545,651
	UPM-Kymmene OYJ	26,349	777,029
	Vaisala OYJ, Class A	9,903	546,860
#	Valmet OYJ	57,181	1,558,993
	Wartsila OYJ Abp	19,117	361,124
*	YIT OYJ	65,853	172,987
TOTAL FINLAND			57,891,388
FRANCE — (7.3%)
*	74Software SA	7,562	213,162
#	ABC arbitrage	10,785	57,014
	Accor SA	14,605	750,839
	Aeroports de Paris SA	371	42,276
	Air Liquide SA	17,550	3,065,666
	Airbus SE	10,855	1,877,605
	AKWEL SADIR	9,441	78,683
*	Alstom SA	17,527	346,910
	Altamir	17,275	418,647
	Alten SA	9,761	897,862
Ω	Amundi SA	17,468	1,229,674
	Arkema SA	46,135	3,676,949
#	Assystem SA	1,977	79,370
	Aubay	2,886	138,988
	AXA SA	26,408	1,001,844
*	Bastide le Confort Medical	3,259	76,148
#	Beneteau SACA	34,560	329,470
	BioMerieux	1,920	233,031
	BNP Paribas SA	55,287	3,776,636
	Boiron SA	3,024	82,929
	Bollore SE	104,584	617,880
#	Bonduelle SCA	11,674	74,091
*††	Bourbon Corp. SA	9,346	0
	Bouygues SA	122,374	3,889,826
	Bureau Veritas SA	79,293	2,478,037
*	Canal & SA	161,833	368,707
	Capgemini SE	4,879	886,594
	Carrefour SA	145,238	2,069,262
#	Catana Group	14,898	83,628
	CBo Territoria	13,564	51,554
*	Cegedim SA	6,789	88,269
	Cie de Saint-Gobain SA	51,565	4,835,425
	Cie des Alpes	9,445	160,386
	Cie Generale des Etablissements Michelin SCA	301,482	10,484,641
*	Claranova SE	6,701	9,831
#*	Clariane SE	132,236	296,696
	Coface SA	84,462	1,361,930
	Credit Agricole SA	82,436	1,241,024
	Danone SA	45,098	3,158,887
	Dassault Aviation SA	435	98,159
	Derichebourg SA	108,712	606,033
	Edenred SE	7,987	275,553
	Eiffage SA	49,878	4,455,945
		Shares	Value»
FRANCE — (Continued)
*	Ekinops SAS	6,186	$20,681
	Electricite de Strasbourg SA	88	11,529
*Ω	Elior Group SA	35,016	94,773
	Elis SA	172,867	3,538,918
	Engie SA	760,357	12,551,884
#	Equasens	1,156	45,163
	Eramet SA	3,227	180,154
	EssilorLuxottica SA	2,098	575,814
	Esso SA Francaise	3,311	383,499
	Etablissements Maurel et Prom SA	65,302	418,213
	Eurazeo SE	27,327	2,255,930
*	Euroapi SA	2,044	6,841
	Eurofins Scientific SE	24,572	1,318,292
Ω	Euronext NV	9,721	1,129,066
#*	Eutelsat Communications SACA	69,377	124,387
	Exclusive Networks SA	737	14,447
	Exel Industries SA, Class A	172	7,925
	Fnac Darty SA (0QSH LI)	2,700	81,946
	Fnac Darty SA (FNAC FP)	8,241	251,864
	Forvia SE (FRVIA FP)	147,869	1,551,940
	Gaztransport Et Technigaz SA	16,426	2,509,247
	Getlink SE	8,518	136,265
	GL Events SACA	9,927	195,751
	Groupe Crit SA	2,385	141,981
	Guerbet	5,789	164,007
	Hermes International SCA	2,821	7,934,511
*	ID Logistics Group SACA	2,241	937,379
	Imerys SA	14,166	390,450
#	Infotel SA	2,228	86,330
	Interparfums SA	1,745	79,530
	Ipsen SA	11,306	1,395,629
	IPSOS SA	38,098	1,802,755
#	Jacquet Metals SACA	4,941	83,774
*	JCDecaux SE	48,441	811,141
	Kaufman & Broad SA	9,640	331,672
#	Kering SA	15,635	4,093,060
Ω	La Francaise des Jeux SACA	40,542	1,540,504
	Laurent-Perrier	1,921	209,086
	Lectra	4,492	125,079
	Legrand SA	10,936	1,114,956
	Linedata Services	862	72,385
	LISI SA	9,353	266,058
	LNA Sante SA	5,091	116,252
	L'Oreal SA	3,396	1,260,025
#*	Louis Hachette Group	161,833	216,438

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Lumibird	654	$5,223
	LVMH Moet Hennessy Louis Vuitton SE	29,948	21,904,097
#Ω	Maisons du Monde SA	13,138	55,919
	Manitou BF SA	11,191	251,310
	Mersen SA	20,247	457,442
	Metropole Television SA	26,704	343,501
Ω	Neoen SA	4,829	199,245
	Nexans SA	8,559	835,146
*	Nexity SA	3,563	47,726
	NRJ Group	20,985	150,860
	Oeneo SA	12,484	120,764
	Opmobility	63,583	719,520
	Orange SA (ORA FP)	1,286,762	13,838,488
#*	OVH Groupe SAS	3,000	25,579
*	Pierre Et Vacances SA	18,536	30,802
	Pluxee NV	17,797	413,312
	Publicis Groupe SA (PUB FP)	27,802	2,956,796
	Quadient SA	18,572	351,412
*††	Recylex SA	4,720	0
	Renault SA	61,117	3,137,608
	Rexel SA	244,826	6,481,496
	Robertet SA	158	139,574
	Rubis SCA	14,303	373,826
	Safran SA	20,936	5,189,956
	Samse SACA	314	46,358
	Sanofi SA (SAN FP)	41,580	4,518,999
	Sartorius Stedim Biotech	436	100,532
	Savencia SA	3,513	181,733
	Schneider Electric SE (0NWV LI)	1,883	477,177
	Schneider Electric SE (SU FP)	11,379	2,885,995
	SCOR SE	88,897	2,271,146
	SEB SA	14,616	1,390,566
	Seche Environnement SACA	4,299	381,201
	SES SA	294,899	958,112
#*Ω	SMCP SA	16,936	55,885
	Societe BIC SA	21,382	1,409,787
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	57,571
	Societe Generale SA	70,444	2,280,275
	Societe LDC SADIR	3,342	224,579
	Sodexo SA	5,058	374,236
*	SOITEC	401	34,934
	Sopra Steria Group	11,331	2,106,662
	SPIE SA	81,284	2,708,987
	Stef SA	3,806	528,261
	STMicroelectronics NV (STM FP)	33,324	744,490
		Shares	Value»
FRANCE — (Continued)
#	STMicroelectronics NV (STM US)	74,479	$1,672,054
	Sword Group	4,261	155,490
*	Synergie SE	6,994	203,681
	Technip Energies NV	112,128	3,176,607
	Teleperformance SE	8,764	820,676
	Television Francaise 1 SA	56,283	443,815
	TFF Group	576	16,286
	Thales SA	10,190	1,649,508
	Thermador Groupe	3,866	285,114
	Tikehau Capital SCA	11,998	269,185
	TotalEnergies SE (TTE FP)	660,206	38,247,153
#	Trigano SA	9,379	1,285,287
*	Ubisoft Entertainment SA	60,527	698,382
	Valeo SE	192,177	2,142,170
*	Vallourec SACA	192,412	3,654,758
	Veolia Environnement SA (VIE FP)	49,093	1,400,814
Ω	Verallia SA	41,833	1,287,622
	Vetoquinol SA	2,062	151,539
	Vicat SACA	12,948	540,006
	VIEL & Cie SA	16,841	212,593
	Vinci SA	41,979	4,542,668
	Virbac SACA	1,818	610,265
*	Viridien	6,574	379,138
#	Vivendi SE	161,833	457,421
#*	Voltalia SA	6,763	49,974
#	Wavestone	2,523	128,177
*Ω	Worldline SA	4,920	43,539
*Ω	X-Fab Silicon Foundries SE	53,861	277,671
TOTAL FRANCE			253,112,273
GERMANY — (7.5%)
	1&1 AG	33,655	425,547
	7C Solarparken AG	26,525	52,635
	Adesso SE	1,923	190,832
	adidas AG	16,062	4,234,905
	All for One Group SE	1,474	95,008
	Allgeier SE	3,364	53,512
	Allianz SE (ALV GR)	9,813	3,199,689
	AlzChem Group AG	4,324	287,990
	Amadeus Fire AG	3,821	311,991
*	Aroundtown SA	108,213	321,104
	Atoss Software SE	5,327	635,923
Ω	Aumann AG	5,514	63,206
	Aurubis AG	25,680	2,015,209
	BASF SE	330,626	15,928,803
*	Basler AG	4,706	39,683
	Bayer AG	494,865	11,073,411
	Bayerische Motoren Werke AG	51,190	4,157,119
#*	BayWa AG (BYW6 GR)	12,281	115,000
#	Bechtle AG	41,971	1,408,707

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Befesa SA	14,107	$305,905
	Bertrandt AG	3,342	69,584
	Bijou Brigitte AG	4,620	180,699
	Bilfinger SE	19,633	1,009,825
	Borussia Dortmund GmbH & Co. KGaA	87,287	295,635
#*	BRANICKS Group AG	6,590	17,151
	Brenntag SE	66,131	4,160,960
Ω	Brockhaus Technologies AG	2,050	59,637
	CANCOM SE (COK GR)	12,759	335,040
	Carl Zeiss Meditec AG	309	18,824
*	Ceconomy AG	147,683	456,546
	CENIT AG	6,211	54,894
	Cewe Stiftung & Co. KGaA	5,279	558,791
	Commerzbank AG	306,138	5,911,230
*	CompuGroup Medical SE & Co. KGaA	8,205	187,687
	Continental AG	43,559	3,095,874
*	Covestro AG	48,264	2,969,097
	CTS Eventim AG & Co. KGaA	27,901	2,720,664
	Daimler Truck Holding AG	218,320	9,614,253
	Dermapharm Holding SE	14,970	615,696
	Deutsche Bank AG (DB US)	251,120	4,904,374
	Deutsche Bank AG (DBK GR)	18,884	369,613
	Deutsche Beteiligungs AG	9,791	242,922
	Deutsche Boerse AG	65,241	16,116,991
	Deutsche EuroShop AG	3,672	72,443
#	Deutsche Lufthansa AG	366,551	2,377,730
*Ω	Deutsche Pfandbriefbank AG	75,740	429,856
	Deutsche Post AG	243,577	8,769,457
	Deutsche Telekom AG (DTE GR)	713,773	23,946,342
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	5,867	196,486
	Deutsche Wohnen SE	2,961	74,089
	Deutz AG	81,056	392,087
	Draegerwerk AG & Co. KGaA	2,155	105,208
	Duerr AG	74,634	1,838,304
Ω	DWS Group GmbH & Co. KGaA	26,592	1,312,361
		Shares	Value»
GERMANY — (Continued)
	E.ON SE	103,618	$1,227,336
	Eckert & Ziegler SE	7,772	438,973
	EDAG Engineering Group AG	7,558	51,851
	Elmos Semiconductor SE	7,448	546,740
#	ElringKlinger AG	30,925	151,311
	Energiekontor AG	3,970	183,116
	Evonik Industries AG	74,680	1,402,331
*	Evotec SE	18,134	162,228
	Fabasoft AG	2,313	41,531
	Fielmann Group AG	10,288	467,239
	flatexDEGIRO AG	60,383	1,023,010
*	Fraport AG Frankfurt Airport Services Worldwide	26,991	1,607,863
	Freenet AG	99,725	3,076,757
	Fresenius Medical Care AG (FME GR)	50,967	2,531,775
*	Fresenius SE & Co. KGaA	41,103	1,572,827
	Friedrich Vorwerk Group SE	3,081	113,491
	FUCHS SE	12,719	433,804
	GEA Group AG	75,384	3,978,550
	Gerresheimer AG	30,386	2,128,245
	Gesco SE	7,358	100,462
	GFT Technologies SE	20,390	479,040
*	Grand City Properties SA	8,334	96,233
	Grenke AG	14,427	250,794
	H&R GmbH & Co. KGaA	9,526	37,165
	Hannover Rueck SE	6,177	1,627,570
#Ω	Hapag-Lloyd AG	2,969	427,785
	Hawesko Holding SE	1,608	39,764
	Heidelberg Materials AG	72,839	10,249,612
*	Heidelberger Druckmaschinen AG	253,085	318,329
	Hella GmbH & Co. KGaA	4,110	383,104
*	HelloFresh SE	171,554	1,887,547
	Henkel AG & Co. KGaA	8,674	670,043
	Hensoldt AG	5,650	227,169
	HOCHTIEF AG	10,531	1,524,189
	Hornbach Holding AG & Co. KGaA	12,792	981,083
	HUGO BOSS AG	41,652	1,951,315
	Indus Holding AG	16,532	353,571
	Infineon Technologies AG (IFNNY US), ADR	25,149	823,630
	Infineon Technologies AG (IFX GR)	195,056	6,413,148

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Init Innovation in Traffic Systems SE	4,242	$163,137
Ω	Instone Real Estate Group SE	21,110	181,843
	IVU Traffic Technologies AG	6,118	99,321
	Jenoptik AG	74,702	1,675,316
Ω	JOST Werke SE	14,669	705,824
	K&S AG	87,825	1,219,534
	KION Group AG	56,418	2,095,039
	Kloeckner & Co. SE	10,732	54,585
#	Knaus Tabbert AG	4,861	76,384
	Knorr-Bremse AG	24,318	1,922,084
*	Koenig & Bauer AG	7,483	126,994
#	Kontron AG	29,423	598,528
	Krones AG	12,389	1,690,522
	KSB SE & Co. KGaA	83	57,489
	KWS Saat SE & Co. KGaA	9,363	589,011
	Lanxess AG	13,226	359,187
	LEG Immobilien SE	11,811	973,321
	Leifheit AG	5,800	96,881
*	MAX Automation SE	1,669	10,528
*	Medios AG	10,427	134,115
	Mercedes-Benz Group AG	116,849	7,109,109
	Merck KGaA	1,336	201,673
	METRO AG	96,883	387,214
	MLP SE	69,864	506,363
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,913	6,457,230
#	Mutares SE & Co. KGaA	16,342	451,824
#*	Nagarro SE	6,919	606,054
	Nemetschek SE	17,287	2,065,469
*	Nexus AG	2,509	179,596
	Norma Group SE	15,799	271,048
	Patrizia SE	20,053	167,487
*	Pentixapharm Holding AG	7,772	24,132
	Pfeiffer Vacuum Technology AG	2,084	335,216
#	PNE AG	8,753	110,143
	ProCredit Holding AG	23,774	216,984
	ProSiebenSat.1 Media SE	70,381	404,367
#*	PSI Software SE	88	2,045
	Puma SE (PUM GR)	62,532	1,962,267
#*	PVA TePla AG	19,538	279,968
	PWO AG	1,001	30,044
*	q.beyond AG	82,942	62,204
	Qiagen NV	6,230	277,580
*	R Stahl AG	1,041	18,514
	Rational AG	1,798	1,597,752
	Rheinmetall AG	10,704	8,368,753
#	RTL Group SA	5,394	164,830
	RWE AG	48,169	1,492,697
		Shares	Value»
GERMANY — (Continued)
	SAF-Holland SE	27,426	$470,360
	Salzgitter AG	6,973	128,707
Ω	Scout24 SE	4,867	473,276
#	Secunet Security Networks AG	917	120,636
*	SGL Carbon SE	13,285	52,004
	Siemens AG (SIE GR)	32,370	6,939,353
*	Siemens Energy AG	12,852	764,659
Ω	Siemens Healthineers AG	11,552	655,647
	Siltronic AG	9,611	439,473
	Sixt SE	6,786	551,088
#	SMA Solar Technology AG	16,549	231,379
	Stabilus SE	13,231	437,110
	Stroeer SE & Co. KGaA	14,983	885,590
#	Suedzucker AG	89,231	981,915
	SUSS MicroTec SE	12,970	579,205
	Symrise AG	10,273	1,051,894
*	TAG Immobilien AG	37,849	562,492
	Takkt AG	22,729	192,305
*	Talanx AG	16,997	1,443,738
*Ω	TeamViewer SE	96,732	1,145,567
	Technotrans SE	3,475	62,989
	thyssenkrupp AG	280,860	1,391,826
*	TUI AG	129,053	1,091,702
	United Internet AG	61,043	1,023,737
#	Verbio SE	15,266	145,113
	Volkswagen AG	10,838	1,134,978
	Vonovia SE	10,547	322,666
	Vossloh AG	15,168	745,368
	Wacker Chemie AG	6,672	457,230
	Wacker Neuson SE	18,945	321,295
#	Washtec AG	6,118	253,246
	Wuestenrot & Wuerttembergische AG	14,659	187,273
	Zeal Network SE	1,813	85,307
TOTAL GERMANY			260,286,394
HONG KONG — (1.4%)
*	Aceso Life Science Group Ltd.	479,933	2,982
*	Acme International Holdings Ltd.	40,000	8,734
	Aeon Credit Service Asia Co. Ltd.	74,000	55,034
	AIA Group Ltd.	483,800	3,401,184
*	Allied Group Ltd.	236,000	43,120
	APAC Resources Ltd.	230,903	27,920
	Asia Financial Holdings Ltd.	136,000	66,285
	ASMPT Ltd.	29,000	267,794
	Associated International Hotels Ltd.	10,000	6,339

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Bank of East Asia Ltd.	580,425	$734,844
	BOC Hong Kong Holdings Ltd.	238,000	773,674
	Bright Smart Securities & Commodities Group Ltd.	650,000	198,191
Ω	Budweiser Brewing Co. APAC Ltd.	131,400	120,299
	Cafe de Coral Holdings Ltd.	258,000	251,157
#	Cathay Pacific Airways Ltd.	814,000	1,099,026
	Chevalier International Holdings Ltd.	30,055	15,430
*	China Energy Development Holdings Ltd.	4,676,000	35,153
#*	China Star Entertainment Ltd.	1,612,000	85,870
*	Chinese Estates Holdings Ltd.	410,000	61,704
	Chow Sang Sang Holdings International Ltd.	297,000	251,751
	CITIC Telecom International Holdings Ltd.	1,727,000	486,358
	CK Asset Holdings Ltd.	73,152	305,660
	CK Hutchison Holdings Ltd.	76,460	385,029
	CK Infrastructure Holdings Ltd.	9,500	64,693
*	CK Life Sciences International Holdings, Inc.	258,000	17,283
	CLP Holdings Ltd.	36,000	299,325
*	C-Mer Medical Holdings Ltd.	288,000	71,673
#††	Convoy, Inc.	5,166,000	20,752
Ω	Crystal International Group Ltd.	519,000	308,427
*	CSC Holdings Ltd.	6,810,000	24,393
#	CTF Services Ltd.	960,830	905,209
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	258,595	264,151
	Dah Sing Financial Holdings Ltd.	111,066	396,488
	Dickson Concepts International Ltd.	83,500	52,738
	Dynamic Holdings Ltd.	14,000	18,037
		Shares	Value»
HONG KONG — (Continued)
	Eagle Nice International Holdings Ltd.	242,000	$127,042
††	EcoGreen International Group Ltd.	234,000	10,700
	Emperor Watch & Jewellery Ltd.	1,020,000	22,396
*	ENM Holdings Ltd.	992,000	33,465
Ω	ESR Group Ltd.	855,000	1,315,989
	Fairwood Holdings Ltd.	59,500	45,439
	Far East Consortium International Ltd.	1,090,938	123,267
	First Pacific Co. Ltd.	1,837,200	1,017,177
#*Ω	FIT Hon Teng Ltd.	1,215,000	532,051
*Ω	Fosun Tourism Group	158,200	150,697
	FSE Lifestyle Services Ltd.	90,000	65,006
	Galaxy Entertainment Group Ltd.	10,000	43,516
	Get Nice Financial Group Ltd.	152,150	17,950
	Giordano International Ltd.	1,096,000	216,894
	Glorious Sun Enterprises Ltd.	447,000	67,755
#††	Gold Financial Holdings Ltd.	204,000	0
	Great Eagle Holdings Ltd.	145,003	194,798
	G-Resources Group Ltd.	229,930	109,667
	Guoco Group Ltd.	19,000	170,218
#	Guotai Junan International Holdings Ltd.	2,101,000	308,875
	Hang Lung Group Ltd.	362,000	479,871
	Hang Lung Properties Ltd.	37,804	29,904
	Hang Seng Bank Ltd.	28,900	362,134
*	Harbour Centre Development Ltd.	53,000	32,454
	Henderson Land Development Co. Ltd.	88,575	245,660
	HK Electric Investments & HK Electric Investments Ltd.	253,288	170,118
	HKBN Ltd.	322,500	218,478
*	HKR International Ltd.	397,188	42,175
	HKT Trust & HKT Ltd.	1,262,000	1,552,185
	Hong Kong & China Gas Co. Ltd.	158,735	121,875

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Exchanges & Clearing Ltd.	74,500	$2,915,904
	Hong Kong Ferry Holdings Co. Ltd.	112,000	59,922
#*	Hong Kong Technology Venture Co. Ltd.	263,659	44,024
	Hongkong & Shanghai Hotels Ltd.	413,220	308,304
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,232,000	147,023
	Hysan Development Co. Ltd.	34,000	49,162
	IGG, Inc.	99,000	51,544
Ω	Impro Precision Industries Ltd.	177,000	48,473
*	IPE Group Ltd.	305,000	18,419
	Johnson Electric Holdings Ltd.	464,085	615,350
	K Wah International Holdings Ltd.	725,000	161,469
*	Kader Holdings Co. Ltd.	4,000	123
	Karrie International Holdings Ltd.	78,000	7,701
	Kerry Logistics Network Ltd.	261,750	219,788
	Kerry Properties Ltd.	270,500	532,067
	Kowloon Development Co. Ltd.	307,504	150,840
	KRP Development Holdings Ltd.	75,000	5,787
*	Lai Sun Garment International Ltd.	45,334	3,091
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	832,750	48,743
	Liu Chong Hing Investment Ltd.	128,000	64,918
	Luk Fook Holdings International Ltd.	112,000	205,945
	Man Wah Holdings Ltd.	932,000	565,030
	MGM China Holdings Ltd.	73,600	103,672
	Miramar Hotel & Investment	176,000	198,635
	Modern Dental Group Ltd.	314,000	165,652
#*	Mongolian Mining Corp.	810,000	730,261
	MTR Corp. Ltd.	12,216	38,296
*	NagaCorp Ltd.	675,784	250,087
		Shares	Value»
HONG KONG — (Continued)
	Nameson Holdings Ltd.	72,000	$7,765
*	National United Resources Holdings Ltd.	35,000	131
*	New Focus Auto Tech Holdings Ltd.	1,452,000	8,400
#	New World Development Co. Ltd.	239,644	128,590
*††	NewOcean Energy Holdings Ltd.	788,000	0
#	Nissin Foods Co. Ltd.	135,000	98,088
	Oriental Watch Holdings	350,368	158,395
*	Oshidori International Holdings Ltd.	2,790,000	59,961
	Pacific Basin Shipping Ltd.	3,329,000	673,824
	Pacific Textiles Holdings Ltd.	579,000	114,364
	PAX Global Technology Ltd.	253,000	155,752
	PC Partner Group Ltd.	160,000	108,655
	PCCW Ltd.	1,719,415	1,000,009
	Pentamaster International Ltd.	234,000	28,858
	Perfect Medical Health Management Ltd.	206,000	56,083
	Pico Far East Holdings Ltd.	658,000	178,573
	Plover Bay Technologies Ltd.	144,000	89,663
	PRADA SpA	78,000	625,368
*	Public Financial Holdings Ltd.	292,000	53,252
*	Regal Hotels International Holdings Ltd.	240,000	72,676
Ω	Regina Miracle International Holdings Ltd.	210,000	57,659
#	Sa Sa International Holdings Ltd.	836,000	70,989
Ω	Samsonite International SA	462,000	1,345,882
*	Sands China Ltd.	90,400	217,323
	SAS Dragon Holdings Ltd.	294,000	156,790
*	Shandong Hi-Speed Holdings Group Ltd.	64,000	49,087
	Shangri-La Asia Ltd.	799,666	521,274
*	Shun Ho Property Investments Ltd.	13,497	1,076

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Shun Tak Holdings Ltd.	1,085,249	$85,289
	Singamas Container Holdings Ltd.	1,084,000	99,116
	Sino Land Co. Ltd.	384,451	368,700
	SITC International Holdings Co. Ltd.	793,000	1,885,897
	SmarTone Telecommunications Holdings Ltd.	350,166	183,088
	Soundwill Holdings Ltd.	69,000	47,031
*	South China Holdings Co. Ltd.	880,000	3,686
	Stella International Holdings Ltd.	337,000	766,169
	Sun Hung Kai & Co. Ltd.	472,341	166,953
	Sun Hung Kai Properties Ltd.	31,282	279,641
	SUNeVision Holdings Ltd.	622,000	299,664
	Swire Pacific Ltd. (19 HK), Class A	120,000	1,042,163
	Swire Pacific Ltd. (87 HK), Class B	157,500	221,150
	Swire Properties Ltd.	18,400	36,336
	TAI Cheung Holdings Ltd.	214,000	80,462
	Techtronic Industries Co. Ltd.	117,000	1,573,543
*	Television Broadcasts Ltd.	182,500	74,651
	Texhong International Group Ltd.	254,500	129,922
	Texwinca Holdings Ltd.	644,000	61,487
#	Theme International Holdings Ltd.	4,000,000	203,488
#*	Tongda Group Holdings Ltd.	3,530,000	37,607
	Town Health International Medical Group Ltd.	1,265,899	46,347
	Tradelink Electronic Commerce Ltd.	162,000	19,144
	Transport International Holdings Ltd.	147,048	154,029
	Tycoon Group Holdings Ltd.	70,000	30,822
	United Laboratories International Holdings Ltd.	1,027,000	1,526,720
*††	Untrade.Genting Hk	436,000	0
	Vesync Co. Ltd.	205,000	138,681
	Vitasoy International Holdings Ltd.	128,000	147,248
		Shares	Value»
HONG KONG — (Continued)
	VSTECS Holdings Ltd.	745,200	$452,823
	VTech Holdings Ltd.	83,000	547,241
Ω	WH Group Ltd.	2,112,568	1,648,003
	Wharf Real Estate Investment Co. Ltd.	54,000	134,375
	Wing On Co. International Ltd.	30,000	45,886
	Wing Tai Properties Ltd.	154,000	33,674
	Wynn Macau Ltd.	106,000	77,504
*	Xingye Alloy Materials Group Ltd.	121,000	15,780
	Xinyi Glass Holdings Ltd.	859,210	795,269
	Yue Yuen Industrial Holdings Ltd.	576,500	1,228,618
*	Zhaobangji Lifestyle Holdings Ltd.	1,144,000	22,843
TOTAL HONG KONG			47,414,230
IRELAND — (0.5%)
	AIB Group PLC	702,702	4,132,027
	Bank of Ireland Group PLC	586,082	5,823,414
	Cairn Homes PLC	503,745	1,196,844
	Dalata Hotel Group PLC	164,527	805,013
	FBD Holdings PLC (FBD ID)	17,801	240,595
	Glanbia PLC (GLB ID)	154,566	2,258,322
*Ω	Glenveagh Properties PLC	406,308	716,591
	Irish Continental Group PLC (IR5B ID)	94,874	504,142
	Kerry Group PLC (KYGA ID), Class A	1,235	126,824
	Kingspan Group PLC (KSP ID)	31,657	2,196,099
*	Permanent TSB Group Holdings PLC	44,764	64,508
TOTAL IRELAND			18,064,379
ISRAEL — (0.9%)
*	Adgar Investment & Development Ltd.	10,959	16,181
#*	AFI Properties Ltd.	2,858	142,294
*	Airport City Ltd.	660	11,139
	Alony Hetz Properties & Investments Ltd.	5,235	47,186
*	Alrov Properties & Lodgings Ltd.	3,510	183,423

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Amos Luzon Development & Energy Group Ltd.	28,031	$22,586
	Arad Ltd.	8,268	117,827
*	Argo Properties NV	2,040	60,383
	Ashdod Refinery Ltd.	3,580	61,089
*	Ashtrom Group Ltd.	6,397	110,331
	AudioCodes Ltd. (AUDC US)	5,277	53,562
	Automatic Bank Services Ltd.	11,018	79,755
	Ayalon Holdings Ltd.	1,077	11,688
*	Azorim-Investment Development & Construction Co. Ltd.	22,180	134,396
	Azrieli Group Ltd.	201	16,654
	Bank Hapoalim BM	99,621	1,278,007
	Bank Leumi Le-Israel BM	199,102	2,491,745
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	431,250
	Bezeq The Israeli Telecommunication Corp. Ltd.	347,782	552,004
	Blue Square Real Estate Ltd.	1,129	102,417
*	Brack Capital Properties NV	528	35,542
	Carasso Motors Ltd.	31,251	249,915
*	Cellcom Israel Ltd. (CEL IT)	28,325	186,228
*	Cellcom Israel Ltd. (CELJF US)	44,794	295,640
	Clal Insurance Enterprises Holdings Ltd.	46,879	1,226,514
*	Compugen Ltd.	11,330	27,002
	Danel Adir Yeoshua Ltd.	2,820	327,314
	Danya Cebus Ltd.	1,721	59,304
	Delek Group Ltd.	4,655	679,875
	Delta Galil Ltd.	7,154	405,845
	Delta Israel Brands Ltd.	1,286	23,861
	Diplomat Holdings Ltd.	7,551	107,177
	Direct Finance of Direct Group 2006 Ltd.	564	93,958
*	Dor Alon Energy in Israel 1988 Ltd.	3,031	88,023
#*	Duniec Brothers Ltd.	1,023	71,572
*	El Al Israel Airlines	43,385	108,797
*	Electra Consumer Products 1970 Ltd.	887	28,571
#	Electra Ltd.	512	287,645
		Shares	Value»
ISRAEL — (Continued)
	Electra Real Estate Ltd.	3,524	$44,709
#*	Ellomay Capital Ltd.	2,696	45,638
*	Enlight Renewable Energy Ltd. (ENLT US)	623	9,893
*	Equital Ltd.	17,929	721,146
*	Fattal Holdings 1998 Ltd.	2,508	350,317
	First International Bank of Israel Ltd.	11,171	593,129
	FMS Enterprises Migun Ltd.	2,031	89,113
	Formula Systems 1985 Ltd. (FORTY IT)	4,452	409,535
	Fox Wizel Ltd.	4,361	360,717
	Gav-Yam Lands Corp. Ltd.	9,344	80,174
*	Gilat Satellite Networks Ltd.	3,813	26,980
*	Hagag Group Real Estate Development	9,170	65,854
	Harel Insurance Investments & Financial Services Ltd.	90,237	1,431,170
	Hilan Ltd.	8,281	519,203
	ICL Group Ltd.	1,654	9,834
	IDI Insurance Co. Ltd.	6,733	279,975
*	IES Holdings Ltd.	1,407	98,103
	Ilex Medical Ltd.	3,543	74,468
#	Inrom Construction Industries Ltd.	92,645	438,629
	Isracard Ltd.	153,720	707,866
	Israel Discount Bank Ltd., Class A	230,839	1,687,732
*	Israel Land Development Co. Ltd.	4,982	48,386
	Israir Group Ltd.	20,573	11,712
	Isras Investment Co. Ltd.	966	230,373
	Issta Ltd.	5,494	151,795
#*	Kamada Ltd. (KMDA IT)	8,369	56,926
*	Kamada Ltd. (KMDA US)	5,031	33,859
	Kardan Real Estate Enterprise & Development Ltd.	24,161	41,080
	Kenon Holdings Ltd.	1,132	34,649
	Lahav L.R. Real Estate Ltd.	14,754	22,098
	M Yochananof & Sons Ltd.	2,321	161,980

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Magic Software Enterprises Ltd. (MGIC IT)	15,105	$197,497
*	Malam - Team Ltd.	4,820	119,050
	Matrix IT Ltd.	9,607	236,396
	Max Stock Ltd.	45,083	166,519
	Maytronics Ltd.	18,754	42,550
	Mediterranean Towers Ltd.	56,719	180,837
	Mega Or Holdings Ltd.	3,767	123,126
	Meitav Investment House Ltd.	36,615	383,657
#	MENIF - Financial Services Ltd.	17,757	86,592
#	Menora Mivtachim Holdings Ltd.	20,160	936,952
	Meshulam Levinstein Contracting & Engineering Ltd.	1,121	129,110
	Migdal Insurance & Financial Holdings Ltd.	202,108	415,434
	Mivne Real Estate KD Ltd.	5,056	15,153
	Mivtach Shamir Holdings Ltd.	1,785	111,065
	Mizrahi Tefahot Bank Ltd.	11,602	552,243
	Naphtha Israel Petroleum Corp. Ltd.	5,920	37,870
	Nawi Group Ltd.	13,598	157,667
	Next Vision Stabilized Systems Ltd.	23,238	431,567
*	Nova Ltd. (NVMI IT)	194	46,605
	Novolog Ltd.	212,317	97,808
	Oil Refineries Ltd.	1,832,971	541,293
	One Software Technologies Ltd.	15,311	278,239
	Palram Industries 1990 Ltd.	11,175	289,986
#*	Partner Communications Co. Ltd.	97,735	682,527
	Paz Retail & Energy Ltd.	7,318	1,055,251
*	Perion Network Ltd.	5,120	45,136
	Phoenix Financial Ltd.	42,601	719,593
	Plasson Industries Ltd.	1,085	61,870
#	Polyram Plastic Industries Ltd.	24,917	87,744
	Prashkovsky Investments & Construction Ltd.	178	5,085
		Shares	Value»
ISRAEL — (Continued)
*	Priortech Ltd.	264	$13,278
	Qualitau Ltd.	1,674	116,527
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,030	301,741
*	Rani Zim Shopping Centers Ltd.	26,154	32,732
	Retailors Ltd.	4,258	83,345
*	Scope Metals Group Ltd.	5,426	232,735
	Shufersal Ltd.	67,433	698,746
	Summit Real Estate Holdings Ltd.	27,308	441,757
	Tadiran Group Ltd.	2,028	149,611
Ω	Tamar Petroleum Ltd.	31,671	219,855
*	TAT Technologies Ltd.	1,157	35,410
	Tel Aviv Stock Exchange Ltd.	679	7,697
	Telsys Ltd.	1,595	80,855
*	Tera Light Ltd.	18,659	42,546
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	114,334	2,027,142
#	Tiv Taam Holdings 1 Ltd.	45,138	87,140
*	Tower Semiconductor Ltd. (TSEM IT)	377	17,674
	Victory Supermarket Chain Ltd.	3,715	58,401
	YD More Investments Ltd.	4,749	19,361
	YH Dimri Construction & Development Ltd.	233	23,089
TOTAL ISRAEL			31,987,807
ITALY — (2.5%)
	A2A SpA	1,053,396	2,487,739
*	Abitare In SpA	7,323	34,486
	ACEA SpA	23,610	451,718
	Amplifon SpA	52,005	1,389,773
Ω	Anima Holding SpA	6,251	42,891
	Arnoldo Mondadori Editore SpA	109,582	249,975
	Ascopiave SpA	28,986	84,384
	Azimut Holding SpA	55,894	1,461,409
	Banca Generali SpA	25,451	1,274,415
#	Banca IFIS SpA	21,001	460,808
	Banca Mediolanum SpA	64,894	871,260
	Banca Monte dei Paschi di Siena SpA	459,257	2,942,560
	Banca Popolare di Sondrio SpA	303,191	2,799,591

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Banca Profilo SpA	193,938	$37,168
Ω	Banca Sistema SpA	21,210	33,863
	Banco BPM SpA	508,021	4,465,605
	Banco di Desio e della Brianza SpA	26,638	218,466
Ω	BFF Bank SpA	73,035	626,213
	Biesse SpA	1,204	10,044
	BPER Banca SpA	685,442	4,669,364
	Brunello Cucinelli SpA	17,481	2,247,425
	Buzzi SpA	10,799	442,398
	Cairo Communication SpA	52,260	137,774
Ω	Carel Industries SpA	537	10,708
	Cembre SpA	1,846	77,475
	Cementir Holding NV	19,171	232,871
*	CIR SpA-Compagnie Industriali	671,264	416,747
	Credito Emiliano SpA	87,133	1,022,939
	d'Amico International Shipping SA	78,562	323,142
	Danieli & C Officine Meccaniche SpA (DANR IM)	16,764	338,005
	Datalogic SpA	7,404	36,336
#*Ω	doValue SpA	64,701	111,525
	Emak SpA	62,789	60,914
	Enel SpA	1,243,802	8,840,555
	Eni SpA (ENI IM)	349,644	4,922,440
*	Esprinet SpA	22,669	111,764
#	Ferrari NV (RACE US)	2,880	1,234,138
	Fiera Milano SpA	17,420	89,294
	Fila SpA	20,287	200,401
	FinecoBank Banca Fineco SpA	36,826	699,147
	FNM SpA	150,368	67,260
*	Garofalo Health Care SpA	8,404	45,835
	Generali	2,406	76,182
	GPI SpA	1,425	14,526
	Hera SpA	270,348	988,623
	IMMSI SpA	149,021	77,038
	Intesa Sanpaolo SpA	573,095	2,480,548
	Iren SpA	110,577	239,307
	Italgas SpA	70,493	421,127
	Italian Sea Group SpA	4,840	41,099
	Italmobiliare SpA	13,132	365,815
	Iveco Group NV	188,079	2,289,131
	Maire SpA	127,750	1,257,862
	Mediobanca Banca di Credito Finanziario SpA	38,559	630,335
	MFE-MediaForEurope NV (MFEA IM), Class A	143,415	466,399
		Shares	Value»
ITALY — (Continued)
	MFE-MediaForEurope NV (MFEB IM), Class B	57,557	$254,811
	Moltiply Group SpA	11,449	459,687
	Moncler SpA	8,691	550,165
*	Newlat Food SpA	10,349	137,031
#*Ω	Nexi SpA	154,612	785,173
	Orsero SpA	7,084	91,152
Ω	OVS SpA	334,159	1,195,320
	Pharmanutra SpA	1,886	99,333
#	Piaggio & C SpA	240,865	537,697
Ω	Pirelli & C SpA	220,920	1,329,404
Ω	Poste Italiane SpA	107,568	1,632,409
	Prysmian SpA	19,946	1,387,425
Ω	RAI Way SpA	55,432	329,777
	Recordati Industria Chimica e Farmaceutica SpA	15,925	967,669
	Reply SpA	5,989	987,203
	Rizzoli Corriere Della Sera Mediagroup SpA	180,364	169,492
	Sabaf SpA	2,447	39,436
#*	Safilo Group SpA	14,771	16,457
*	Saipem SpA	508,900	1,241,798
	Sanlorenzo SpA	8,992	331,910
	Sesa SpA	4,663	329,096
#	Sogefi SpA	53,791	111,003
	SOL SpA	26,480	1,075,212
#	Spaxs SpA	15,627	58,823
#	Stellantis NV (STLA UX)	100,285	1,316,742
	Stellantis NV (STLAM IM)	247,465	3,304,125
	Tamburi Investment Partners SpA	41,568	364,925
Ω	Technogym SpA	59,339	690,261
*	Telecom Italia SpA (TIT IM)	2,241,270	615,199
*	Telecom Italia SpA (TITR IM)	1,154,902	368,761
	Tenaris SA (TS US), ADR	3,352	126,303
	Terna - Rete Elettrica Nazionale	83,800	691,259
*	TREVI - Finanziaria Industriale SpA	139,449	39,169
	TXT e-solutions SpA	872	33,713
	UniCredit SpA	147,245	6,761,957
	Unipol Assicurazioni SpA	171,964	2,330,234
	Webuild SpA	110,227	335,702
	Wiit SpA	6,589	125,523
#	Zignago Vetro SpA	11,364	123,488
TOTAL ITALY			86,973,661

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (23.3%)
#	&Do Holdings Co. Ltd.	9,100	$70,561
	77 Bank Ltd.	44,800	1,374,541
	A&D HOLON Holdings Co. Ltd.	22,300	272,397
	AB&Company Co. Ltd.	7,300	38,961
	ABC-Mart, Inc.	8,600	179,498
	Achilles Corp.	9,100	85,684
	Acom Co. Ltd.	127,800	315,156
	AD Works Group Co. Ltd.	36,760	49,116
#	Adastria Co. Ltd.	15,460	330,403
	ADEKA Corp.	71,300	1,328,825
	Ad-sol Nissin Corp.	5,100	64,024
	Advan Group Co. Ltd.	13,700	89,037
	Advantest Corp.	16,000	884,595
	Aeon Co. Ltd.	140,719	3,409,232
	Aeon Delight Co. Ltd.	8,500	223,732
#	Aeon Fantasy Co. Ltd.	5,700	105,079
#	AEON Financial Service Co. Ltd.	56,686	458,063
#	Aeon Hokkaido Corp.	20,200	116,364
#	Aeon Kyushu Co. Ltd.	2,200	37,383
#	Aeon Mall Co. Ltd.	10,300	130,004
	AFC-HD AMS Life Science Co. Ltd.	10,300	59,008
	AGC, Inc.	61,500	1,776,694
	Ahresty Corp.	32,200	125,928
	Ai Holdings Corp.	1,500	19,202
	Aica Kogyo Co. Ltd.	17,300	360,980
	Aichi Corp.	23,700	218,990
	Aichi Financial Group, Inc.	9,639	167,028
	Aichi Steel Corp.	14,900	664,974
	Aichi Tokei Denki Co. Ltd.	7,400	90,462
	Aida Engineering Ltd.	27,578	143,949
#	Aidma Holdings, Inc.	2,900	33,913
	Aiful Corp.	232,800	506,737
	Ain Holdings, Inc.	9,471	285,777
	Aiphone Co. Ltd.	8,300	144,832
	Air Water, Inc.	99,200	1,236,799
#	Airport Facilities Co. Ltd.	15,000	57,452
	Airtech Japan Ltd.	3,500	24,436
	Aisan Industry Co. Ltd.	39,500	485,362
	Aisin Corp.	152,418	1,724,092
	AIT Corp.	5,900	64,924
	Aizawa Securities Group Co. Ltd.	1,900	21,309
	Ajinomoto Co., Inc.	47,300	1,896,132
	Akatsuki Corp.	40,200	120,522
	Akatsuki, Inc.	2,500	47,730
*	Akebono Brake Industry Co. Ltd.	122,640	89,097
		Shares	Value»
JAPAN — (Continued)
	Akita Bank Ltd.	6,400	$95,431
	Albis Co. Ltd.	5,800	97,879
	Alconix Corp.	21,900	214,202
	Alfresa Holdings Corp.	35,700	488,696
#	Alinco, Inc.	10,600	71,485
#	Alleanza Holdings Co. Ltd.	12,500	89,040
	Alpen Co. Ltd.	8,400	115,377
#	Alpha Systems, Inc.	5,400	122,182
	Alps Alpine Co. Ltd.	158,615	1,586,092
	Altech Corp.	10,820	173,061
	Amada Co. Ltd.	122,700	1,266,937
	Amano Corp.	19,000	496,995
	Amuse, Inc.	6,000	58,772
#	Amvis Holdings, Inc.	24,200	102,030
	ANA Holdings, Inc.	5,700	106,927
	Anabuki Kosan, Inc.	4,600	59,078
	Anest Iwata Corp.	27,400	238,703
*	Anrakutei Co. Ltd.	300	13,575
	Anritsu Corp.	4,700	43,195
	AOI Electronics Co. Ltd.	2,000	27,246
	AOKI Holdings, Inc.	29,378	248,595
	Aoyama Trading Co. Ltd.	25,281	356,042
	Aoyama Zaisan Networks Co. Ltd.	21,200	252,196
#	Aozora Bank Ltd.	28,816	444,765
	Arakawa Chemical Industries Ltd.	9,400	67,562
	Arata Corp.	19,766	402,870
#	Araya Industrial Co. Ltd.	3,200	105,446
	ARCLANDS Corp.	65,748	728,162
	Arcs Co. Ltd.	29,696	516,019
	ARE Holdings, Inc.	41,100	508,333
	Arealink Co. Ltd.	14,854	222,625
*	Arent, Inc.	1,100	39,309
	Argo Graphics, Inc.	12,600	399,347
	Arisawa Manufacturing Co. Ltd.	14,000	130,418
	Art Vivant Co. Ltd.	1,600	10,406
	Artience Co. Ltd.	17,400	346,153
#	Artnature, Inc.	9,400	48,638
	Asahi Co. Ltd.	14,944	142,933
	Asahi Diamond Industrial Co. Ltd.	46,443	257,131
	Asahi Group Holdings Ltd.	73,200	792,854
	Asahi Intecc Co. Ltd.	12,400	207,907
	Asahi Kasei Corp.	362,900	2,464,685
#	Asahi Kogyosha Co. Ltd.	15,600	220,852
	Asahi Net, Inc.	16,100	67,603
	Asahi Printing Co. Ltd.	3,400	19,842

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Asahi Yukizai Corp.	12,400	$346,028
	Asanuma Corp.	80,000	331,925
	Ashimori Industry Co. Ltd.	5,900	110,293
	Asia Pile Holdings Corp.	32,100	174,494
	Asics Corp.	151,000	3,365,809
	ASKA Pharmaceutical Holdings Co. Ltd.	19,500	246,923
	ASKUL Corp.	20,600	225,826
	Astena Holdings Co. Ltd.	32,700	93,532
#	Aucnet, Inc.	10,800	182,698
	Autobacs Seven Co. Ltd.	23,400	224,352
	Avant Group Corp.	11,700	145,599
	Avex, Inc.	13,400	124,493
	Awa Bank Ltd.	32,497	591,278
	Axell Corp.	2,500	20,602
	Axial Retailing, Inc.	78,144	448,473
	Azbil Corp.	52,300	393,960
#	AZ-COM MARUWA Holdings, Inc.	25,600	188,854
	AZOOM Co. Ltd.	800	33,603
	Bandai Namco Holdings, Inc.	50,100	1,242,682
	Bando Chemical Industries Ltd.	27,700	338,321
#*	Bank of Innovation, Inc.	600	24,884
	Bank of Iwate Ltd.	4,000	79,077
	Bank of Nagoya Ltd.	7,801	360,274
	Bank of Saga Ltd.	5,571	83,800
	Bank of the Ryukyus Ltd.	37,600	277,226
	Base Co. Ltd.	4,800	93,116
*	baudroie, Inc.	1,300	40,965
	BayCurrent, Inc.	39,200	1,671,563
	Beauty Garage, Inc.	4,600	40,548
	Beenos, Inc.	6,600	168,413
	Belc Co. Ltd.	7,400	299,628
	Bell System24 Holdings, Inc.	36,200	294,586
	Belluna Co. Ltd.	34,579	195,489
#	Bewith, Inc.	3,300	29,891
#	Bic Camera, Inc.	1,200	12,915
	BIPROGY, Inc.	20,000	617,974
	B-Lot Co. Ltd.	8,200	65,428
	BML, Inc.	15,792	289,487
	Bookoff Group Holdings Ltd.	9,200	81,619
	Bourbon Corp.	5,800	94,750
	B-R31 Ice Cream Co. Ltd.	900	23,290
	BrainPad, Inc.	9,600	69,672
	Bridgestone Corp.	48,700	1,746,913
	Broadmedia Corp.	6,240	77,960
		Shares	Value»
JAPAN — (Continued)
	Brother Industries Ltd.	121,500	$2,140,824
#	Bull-Dog Sauce Co. Ltd.	1,300	14,663
	Bunka Shutter Co. Ltd.	59,800	719,221
	Business Brain Showa-Ota, Inc.	4,900	68,277
#	Business Engineering Corp.	2,400	55,342
	BuySell Technologies Co. Ltd.	1,100	19,367
	C Uyemura & Co. Ltd.	3,400	225,385
	CAC Holdings Corp.	4,200	47,614
	Calbee, Inc.	20,300	387,110
	Canon Electronics, Inc.	13,300	217,768
	Canon Marketing Japan, Inc.	16,400	538,600
	Canon, Inc. (CAJ US), Sponsored ADR	19,564	630,939
	Capcom Co. Ltd.	40,800	931,553
	Career Design Center Co. Ltd.	1,300	15,146
#	Careerlink Co. Ltd.	4,300	68,756
	Carenet, Inc.	5,500	20,628
	Carlit Co. Ltd.	14,100	105,582
	Casio Computer Co. Ltd.	7,600	63,186
	Cawachi Ltd.	9,500	162,735
#	CDS Co. Ltd.	2,600	29,254
	Celsys, Inc.	16,443	148,066
	Central Automotive Products Ltd.	10,600	313,907
	Central Glass Co. Ltd.	34,000	719,304
	Central Japan Railway Co.	16,000	296,749
	Central Security Patrols Co. Ltd.	7,500	139,579
	Central Sports Co. Ltd.	3,000	46,829
#	Change Holdings, Inc.	22,800	214,448
	Charm Care Corp. KK	14,100	116,080
	Chiba Bank Ltd.	90,500	770,756
	Chiba Kogyo Bank Ltd.	35,000	354,006
#	Chikaranomoto Holdings Co. Ltd.	6,800	52,162
	Chino Corp.	5,900	84,068
#	Chiyoda Co. Ltd.	16,282	133,971
*	Chiyoda Integre Co. Ltd.	7,600	142,576

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chofu Seisakusho Co. Ltd.	11,355	$141,267
	Chori Co. Ltd.	9,300	207,225
#	Choushimaru Co. Ltd.	1,400	13,721
	Chubu Electric Power Co., Inc.	37,500	390,670
	Chubu Shiryo Co. Ltd.	16,800	140,999
#	Chubu Steel Plate Co. Ltd.	13,200	196,633
	Chudenko Corp.	14,800	308,112
#	Chuetsu Pulp & Paper Co. Ltd.	14,389	138,412
	Chugai Pharmaceutical Co. Ltd.	68,900	2,970,624
#	Chugai Ro Co. Ltd.	4,000	86,078
	Chugin Financial Group, Inc.	69,500	762,966
#	Chugoku Electric Power Co., Inc.	33,800	188,259
	Chugoku Marine Paints Ltd.	39,000	591,990
	Chuo Spring Co. Ltd.	11,000	108,104
#	Chuo Warehouse Co. Ltd.	6,000	57,236
	Citizen Watch Co. Ltd.	158,100	957,948
	CKD Corp.	25,900	421,424
	CK-San-Etsu Co. Ltd.	5,500	139,937
	Cleanup Corp.	8,300	34,435
	CMK Corp.	39,600	117,175
	Coca-Cola Bottlers Japan Holdings, Inc.	27,685	430,757
	COLOPL, Inc.	9,700	30,810
#	Colowide Co. Ltd.	29,800	327,841
#	Computer Engineering & Consulting Ltd.	1,100	13,417
	Computer Institute of Japan Ltd.	12,520	37,847
	COMSYS Holdings Corp.	28,459	591,355
	Comture Corp.	10,500	147,078
	Concordia Financial Group Ltd.	231,738	1,345,569
	Copro-Holdings Co. Ltd.	2,800	29,832
*	Core Concept Technologies, Inc.	3,100	18,322
	Core Corp.	900	10,874
	Corona Corp.	10,600	65,034
	Cosel Co. Ltd.	19,363	127,345
	Cosmo Energy Holdings Co. Ltd.	76,100	3,285,796
	Cosmos Initia Co. Ltd.	9,500	54,484
		Shares	Value»
JAPAN — (Continued)
	Cosmos Pharmaceutical Corp.	13,400	$627,152
	Cota Co. Ltd.	989	10,451
*	Cover Corp.	13,700	245,132
#	Create Restaurants Holdings, Inc.	59,800	521,688
	Create SD Holdings Co. Ltd.	10,200	185,953
	Credit Saison Co. Ltd.	113,500	2,675,438
	Creek & River Co. Ltd.	7,800	83,577
	Cresco Ltd.	19,800	145,738
	Cross Cat Co. Ltd.	1,900	13,322
	CrowdWorks, Inc.	6,400	51,897
	CTI Engineering Co. Ltd.	26,000	444,376
	CTS Co. Ltd.	17,700	95,508
*	CUC, Inc.	1,100	10,730
	Curves Holdings Co. Ltd.	31,800	150,693
#*	Cyber Security Cloud, Inc.	3,500	45,535
	CyberAgent, Inc.	25,370	188,887
#*	CYBERDYNE, Inc.	35,600	39,990
	Cybozu, Inc.	13,800	243,568
	Dai Nippon Printing Co. Ltd.	18,000	266,029
	Dai Nippon Toryo Co. Ltd.	16,150	125,744
	Daicel Corp.	163,800	1,449,412
	Daido Metal Co. Ltd.	45,906	149,129
	Daido Steel Co. Ltd.	124,500	991,557
	Daifuku Co. Ltd.	32,000	656,779
#	Daihatsu Diesel Manufacturing Co. Ltd.	29,100	431,408
#	Daiho Corp.	7,300	161,276
	Dai-Ichi Cutter Kogyo KK	5,900	50,747
	Daiichi Jitsugyo Co. Ltd.	19,700	328,640
	Daiichi Kensetsu Corp.	1,000	15,749
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	15,030	66,864
	Dai-ichi Life Holdings, Inc.	72,600	1,982,356
	Daiichikosho Co. Ltd.	38,300	445,867
	Daiken Medical Co. Ltd.	14,800	48,044
	Daiki Aluminium Industry Co. Ltd.	25,600	174,535
	Daikin Industries Ltd.	12,100	1,421,280

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Daikoku Denki Co. Ltd.	7,900	$147,069
	Daikokutenbussan Co. Ltd.	3,600	174,984
	Daikyonishikawa Corp.	50,016	204,952
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,409	118,613
	Daio Paper Corp.	55,100	305,381
	Daiseki Co. Ltd.	17,900	427,973
	Daishi Hokuetsu Financial Group, Inc.	49,400	954,551
#	Daishinku Corp.	26,100	100,269
	Daisue Construction Co. Ltd.	5,500	61,311
	Daito Pharmaceutical Co. Ltd.	12,879	172,012
	Daito Trust Construction Co. Ltd.	16,900	1,810,879
	Daitron Co. Ltd.	10,400	179,545
	Daiwa House Industry Co. Ltd.	202,600	6,382,659
	Daiwa Industries Ltd.	30,600	315,460
	Daiwa Securities Group, Inc.	164,947	1,194,077
	Daiwabo Holdings Co. Ltd.	64,800	1,261,113
	DCM Holdings Co. Ltd.	95,290	869,791
#*	DD GROUP Co. Ltd.	7,300	59,439
	Dear Life Co. Ltd.	24,400	157,337
#	DeNA Co. Ltd.	19,300	338,829
	Denka Co. Ltd.	33,200	472,845
	Densan System Holdings Co. Ltd.	7,800	113,720
	Denso Corp.	71,700	992,220
	Dentsu Group, Inc.	3,800	88,035
	Dentsu Soken, Inc.	8,300	328,258
#	Denyo Co. Ltd.	11,700	202,146
	Dexerials Corp.	93,000	1,211,920
	DIC Corp.	52,669	1,140,934
	Digital Arts, Inc.	7,300	278,499
	Digital Hearts Holdings Co. Ltd.	8,800	49,351
	Digital Holdings, Inc.	7,500	63,698
	Digital Information Technologies Corp.	6,700	88,834
	Dip Corp.	13,900	207,363
	Disco Corp.	1,900	549,904
#	DKK Co. Ltd.	5,800	63,571
#	DKS Co. Ltd.	7,153	135,130
	DMG Mori Co. Ltd.	70,500	1,137,161
	Doshisha Co. Ltd.	19,900	272,657
	Double Standard, Inc.	3,900	43,023
		Shares	Value»
JAPAN — (Continued)
	Doutor Nichires Holdings Co. Ltd.	19,500	$296,527
	Dowa Holdings Co. Ltd.	41,400	1,232,915
	DTS Corp.	20,600	561,854
	Duskin Co. Ltd.	13,087	313,508
#	DyDo Group Holdings, Inc.	15,600	325,986
	Eagle Industry Co. Ltd.	21,001	280,021
	East Japan Railway Co.	28,400	505,615
#	EAT&HOLDINGS Co. Ltd.	5,700	78,596
	Ebara Corp.	133,000	2,190,795
	Ebara Foods Industry, Inc.	5,100	95,198
	Ebara Jitsugyo Co. Ltd.	9,200	233,558
	Ebase Co. Ltd.	9,700	39,117
#	Eco's Co. Ltd.	9,700	127,157
	EDION Corp.	31,000	366,020
	eGuarantee, Inc.	11,401	127,986
#	Ehime Bank Ltd.	26,429	195,667
	Eiken Chemical Co. Ltd.	2,558	35,144
	Eizo Corp.	22,200	315,331
	EJ Holdings, Inc.	11,100	115,266
	Elan Corp.	5,401	25,793
	Elecom Co. Ltd.	10,600	101,923
#	Electric Power Development Co. Ltd.	16,400	258,723
	EM Systems Co. Ltd.	15,300	78,646
	en Japan, Inc.	5,900	76,392
	Endo Lighting Corp.	13,000	116,955
	ENEOS Holdings, Inc.	1,384,670	6,961,173
#	Enplas Corp.	8,400	289,025
	ERI Holdings Co. Ltd.	3,400	50,287
	ES-Con Japan Ltd.	30,100	195,371
	Eslead Corp.	9,900	297,181
	ESPEC Corp.	13,900	231,843
#	Eternal Hospitality Group Co. Ltd.	4,500	79,766
	Exedy Corp.	26,864	830,981
	EXEO Group, Inc.	115,708	1,263,340
	Ezaki Glico Co. Ltd.	19,400	584,917
	F&M Co. Ltd.	3,700	44,682
#	FALCO HOLDINGS Co. Ltd.	5,000	76,446
	FANUC Corp.	2,000	59,584
	Fast Fitness Japan, Inc.	2,500	20,732
	Fast Retailing Co. Ltd.	17,800	5,862,557
	FCC Co. Ltd.	33,055	659,891
	Feed One Co. Ltd.	32,348	176,110

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ferrotec Holdings Corp.	45,700	$757,117
#	FFRI Security, Inc.	2,500	41,376
#	Fibergate, Inc.	5,700	34,117
	FIDEA Holdings Co. Ltd.	11,420	110,889
	Financial Partners Group Co. Ltd.	27,500	449,892
	FINDEX, Inc.	9,100	53,201
#	Fintech Global, Inc.	118,000	86,220
#	First Bank of Toyama Ltd.	39,200	271,505
#	Fixstars Corp.	13,800	152,439
	FJ Next Holdings Co. Ltd.	18,500	138,462
#	Focus Systems Corp.	5,600	39,956
	Food & Life Cos. Ltd.	43,800	979,826
#	Forum Engineering, Inc.	14,200	96,083
	Foster Electric Co. Ltd.	18,240	188,672
	FP Corp.	24,703	481,444
#	FP Partner, Inc.	5,300	74,931
#	France Bed Holdings Co. Ltd.	24,800	204,944
	Freebit Co. Ltd.	10,200	87,744
	FTGroup Co. Ltd.	6,300	49,445
	Fudo Tetra Corp.	11,376	160,439
#	Fuji Co. Ltd.	28,200	388,672
	Fuji Corp. (6134 JP)	32,100	484,736
	Fuji Corp. (7605 JP)	10,400	131,182
	Fuji Corp. Ltd.	19,399	95,797
	Fuji Electric Co. Ltd.	22,700	1,081,540
*	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	62,416
	Fuji Kosan Co. Ltd.	4,500	41,179
#	Fuji Kyuko Co. Ltd.	5,800	86,516
	Fuji Media Holdings, Inc.	12,100	170,669
	Fuji Nihon Corp.	3,400	23,015
#	Fuji Oil Co. Ltd.	59,500	122,716
	Fuji Oil Holdings, Inc.	32,038	695,959
#	Fuji Pharma Co. Ltd.	13,500	126,885
	Fuji Seal International, Inc.	30,172	464,045
#	Fuji Soft, Inc.	1,800	114,458
	Fujibo Holdings, Inc.	8,200	272,709
#	Fujicco Co. Ltd.	10,785	114,649
	FUJIFILM Holdings Corp.	37,200	819,557
	Fujikura Composites, Inc.	18,600	188,414
	Fujikura Kasei Co. Ltd.	18,200	58,105
	Fujikura Ltd.	130,300	5,244,347
	Fujimi, Inc.	3,000	42,208
		Shares	Value»
JAPAN — (Continued)
#*	Fujio Food Group, Inc.	7,700	$53,942
	Fujishoji Co. Ltd.	8,600	76,288
	Fujita Kanko, Inc.	3,600	229,981
	Fujitsu Ltd.	68,500	1,324,773
#	Fujiya Co. Ltd.	3,900	62,715
#	FuKoKu Co. Ltd.	18,300	210,417
	Fukuda Corp.	3,700	121,002
	Fukuda Denshi Co. Ltd.	13,000	562,773
	Fukui Bank Ltd.	9,600	121,089
	Fukui Computer Holdings, Inc.	10,100	187,851
	Fukuoka Financial Group, Inc.	36,308	985,410
	Fukushima Galilei Co. Ltd.	14,600	248,892
	Fukuyama Transporting Co. Ltd.	8,261	195,692
	FULLCAST Holdings Co. Ltd.	15,200	147,342
	Fumakilla Ltd.	1,300	9,153
	Funai Soken Holdings, Inc.	19,960	309,686
	Furukawa Battery Co. Ltd.	6,000	53,297
	Furukawa Co. Ltd.	27,100	344,421
	Furukawa Electric Co. Ltd.	17,600	804,782
	Furuno Electric Co. Ltd.	24,800	422,360
	Furyu Corp.	18,300	125,764
	Fuso Chemical Co. Ltd.	13,400	288,769
	Fuso Pharmaceutical Industries Ltd.	3,200	50,126
#	Futaba Corp.	12,000	37,521
	Futaba Industrial Co. Ltd.	82,800	405,250
	Future Corp.	26,200	306,477
	Fuyo General Lease Co. Ltd.	22,800	1,699,297
	G-7 Holdings, Inc.	18,000	169,299
#*	GA Technologies Co. Ltd.	6,700	65,581
	Gakken Holdings Co. Ltd.	36,100	242,283
	Gakkyusha Co. Ltd.	3,300	44,062
	Gakujo Co. Ltd.	7,000	101,542
#	Gamecard-Joyco Holdings, Inc.	4,300	68,695
	Gecoss Corp.	8,859	58,139
#	Genki Global Dining Concepts Corp.	9,800	199,536
	Genky DrugStores Co. Ltd.	16,800	339,511

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Geo Holdings Corp.	47,200	$554,204
	Gift Holdings, Inc.	6,400	135,530
	GLOBERIDE, Inc.	18,900	233,214
	Glory Ltd.	21,973	373,510
	GLtechno Holdings, Inc.	8,890	161,491
	GMO Financial Gate, Inc.	2,500	104,614
#	GMO Financial Holdings, Inc.	43,100	196,133
	GMO internet group, Inc.	37,700	669,166
	GMO Payment Gateway, Inc.	12,500	658,956
#	Godo Steel Ltd.	10,300	265,957
#	Goldcrest Co. Ltd.	11,690	232,410
	Goldwin, Inc.	6,000	316,483
	Grandy House Corp.	13,500	50,786
	GREE Holdings, Inc.	36,800	109,876
#	Greens Co. Ltd.	4,400	65,504
	gremz, Inc.	5,200	78,186
	GS Yuasa Corp.	54,700	879,422
#	GSI Creos Corp.	9,200	129,566
	G-Tekt Corp.	21,132	233,184
#	Gun-Ei Chemical Industry Co. Ltd.	4,100	72,682
*	GungHo Online Entertainment, Inc.	1,970	41,313
	Gunma Bank Ltd.	200,100	1,436,786
	Gunze Ltd.	11,204	380,471
#	H.U. Group Holdings, Inc.	18,300	299,756
	H2O Retailing Corp.	88,499	1,318,534
	Hachijuni Bank Ltd.	124,250	813,164
#	Hagihara Industries, Inc.	11,195	106,942
	Hagiwara Electric Holdings Co. Ltd.	6,900	151,290
	Hakudo Co. Ltd.	4,700	71,676
	Hakuhodo DY Holdings, Inc.	52,600	390,520
	Halows Co. Ltd.	8,300	203,692
	Hamakyorex Co. Ltd.	69,200	605,501
	Hamamatsu Photonics KK	24,500	302,367
#	Hamee Corp.	3,500	29,313
	Hankyu Hanshin Holdings, Inc.	50,452	1,283,731
	Hanwa Co. Ltd.	34,400	1,062,662
	Happinet Corp.	19,600	588,983
	Hard Off Corp. Co. Ltd.	8,200	103,090
	Harima Chemicals Group, Inc.	12,200	68,754
	Haseko Corp.	167,500	2,198,604
#	Hashimoto Sogyo Holdings Co. Ltd.	5,200	41,378
	Hazama Ando Corp.	69,550	520,176
		Shares	Value»
JAPAN — (Continued)
	Heiwa Corp.	20,700	$311,099
	Heiwa Real Estate Co. Ltd.	4,400	128,107
	Heiwado Co. Ltd.	24,167	366,264
	Helios Techno Holding Co. Ltd.	19,300	109,458
#	Hennge KK	8,400	63,279
	Hibiya Engineering Ltd.	7,600	187,665
	Hiday Hidaka Corp.	11,900	227,874
	Hikari Tsushin, Inc.	600	137,057
#	HI-LEX Corp.	15,600	155,478
	Himacs Ltd.	1,000	8,948
*	Hino Motors Ltd.	79,700	260,656
	Hioki EE Corp.	7,500	373,470
	Hirakawa Hewtech Corp.	7,200	71,322
	Hirano Tecseed Co. Ltd.	6,700	77,536
	Hirata Corp.	4,600	160,804
	Hirogin Holdings, Inc.	151,500	1,204,631
	Hirose Electric Co. Ltd.	1,200	143,441
	Hirose Tusyo, Inc.	2,900	74,314
	Hiroshima Gas Co. Ltd.	16,700	39,053
*	HIS Co. Ltd.	11,700	115,204
	Hisaka Works Ltd.	12,100	81,997
	Hisamitsu Pharmaceutical Co., Inc.	3,900	111,816
	Hitachi Construction Machinery Co. Ltd.	60,000	1,436,682
	Hitachi Ltd. (6501 JP)	215,500	5,417,760
	Hochiki Corp.	11,400	181,248
	Hodogaya Chemical Co. Ltd.	5,225	122,850
#	Hogy Medical Co. Ltd.	14,900	465,161
#	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	66,643
#	Hokkaido Electric Power Co., Inc.	34,300	174,615
	Hokkaido Gas Co. Ltd.	19,000	66,925
	Hokkan Holdings Ltd.	13,200	140,414
	Hokko Chemical Industry Co. Ltd.	17,500	162,691
	Hokkoku Financial Holdings, Inc.	11,500	400,736
#	Hokuetsu Corp.	61,200	576,093
#	Hokuetsu Industries Co. Ltd.	18,500	236,462
	Hokuhoku Financial Group, Inc.	95,437	1,298,097
	Hokuriku Electric Industry Co. Ltd.	6,200	64,286

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electric Power Co.	35,700	$198,484
	Hokuriku Electrical Construction Co. Ltd.	7,199	55,591
	Hokuto Corp.	9,300	109,394
	Honda Motor Co. Ltd. (7267 JP)	385,305	3,646,968
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	16,859	477,784
#	H-One Co. Ltd.	16,800	109,686
	Honeys Holdings Co. Ltd.	23,770	260,135
	Hoosiers Holdings Co. Ltd.	38,300	257,028
	Horiba Ltd.	20,900	1,309,875
	Hoshizaki Corp.	1,000	37,011
	Hosiden Corp.	39,700	538,065
	Hosokawa Micron Corp.	13,300	371,228
	Hotland Co. Ltd.	6,400	84,468
	House Foods Group, Inc.	8,800	160,187
#	Howa Machinery Ltd.	9,000	70,654
	Hoya Corp.	35,000	4,700,005
#	HS Holdings Co. Ltd.	13,900	78,747
	Hulic Co. Ltd.	58,667	517,064
	Hyakugo Bank Ltd.	100,467	440,411
	Hyakujushi Bank Ltd.	18,801	438,992
	Ibiden Co. Ltd.	25,900	759,465
#	IBJ, Inc.	14,100	59,461
	Ichiken Co. Ltd.	5,200	84,921
	Ichikoh Industries Ltd.	36,800	95,753
	Ichinen Holdings Co. Ltd.	23,300	274,900
#	Ichiyoshi Securities Co. Ltd.	23,600	129,788
	Icom, Inc.	8,100	145,177
	ID Holdings Corp.	4,200	47,585
	Idec Corp.	27,000	443,733
	Idemitsu Kosan Co. Ltd.	564,935	3,770,467
	IDOM, Inc.	52,300	388,570
	IHI Corp.	13,400	801,698
	Iida Group Holdings Co. Ltd.	27,765	420,555
#	Iino Kaiun Kaisha Ltd.	95,700	690,479
	IKK Holdings, Inc.	8,200	40,609
#	I'll, Inc.	3,700	61,315
	Imagica Group, Inc.	30,200	106,634
	i-mobile Co. Ltd.	21,100	65,545
	Imuraya Group Co. Ltd.	7,500	118,759
	Inaba Denki Sangyo Co. Ltd.	27,300	650,231
#	Inaba Seisakusho Co. Ltd.	5,600	61,219
		Shares	Value»
JAPAN — (Continued)
	Inabata & Co. Ltd.	45,600	$942,913
#	I-NE Co. Ltd.	5,800	78,959
	Ines Corp.	18,500	218,766
#	I-Net Corp.	10,100	107,140
	INFRONEER Holdings, Inc.	193,468	1,458,448
	Innotech Corp.	12,900	116,882
	Inpex Corp.	493,400	5,888,259
	Insource Co. Ltd.	30,600	209,266
	Intage Holdings, Inc.	4,800	49,355
	Integrated Design & Engineering Holdings Co. Ltd.	13,500	564,216
	Intelligent Wave, Inc.	4,100	28,135
	Inter Action Corp.	1,600	11,328
	Internet Initiative Japan, Inc.	32,900	614,433
#	Inui Global Logistics Co. Ltd.	7,500	79,962
#	IPS, Inc.	4,000	65,843
	Iriso Electronics Co. Ltd.	15,723	266,766
	ISB Corp.	6,700	57,577
#	Ise Chemicals Corp.	1,600	280,151
	Iseki & Co. Ltd.	15,008	90,612
	Isetan Mitsukoshi Holdings Ltd.	35,500	613,487
#	Ishihara Chemical Co. Ltd.	3,300	49,895
	Ishihara Sangyo Kaisha Ltd.	21,500	221,775
*	Istyle, Inc.	38,700	129,915
	Isuzu Motors Ltd.	315,400	4,240,356
	Itfor, Inc.	19,000	176,270
#	ITmedia, Inc.	9,300	99,624
	Ito En Ltd.	30,581	674,790
	ITOCHU Corp.	59,400	2,735,017
	Itochu Enex Co. Ltd.	66,100	676,477
	Itochu-Shokuhin Co. Ltd.	4,200	199,724
	Itoham Yonekyu Holdings, Inc.	14,085	350,271
	Itoki Corp.	29,353	305,132
	IwaiCosmo Holdings, Inc.	15,200	243,009
#	Iwaki Co. Ltd.	9,600	151,175
	Iwatani Corp.	114,000	1,248,352
	Iwatsuka Confectionery Co. Ltd.	2,800	46,727
	Iyogin Holdings, Inc.	73,982	784,697
	Izumi Co. Ltd.	21,800	438,462
	J Front Retailing Co. Ltd.	92,969	1,302,595
	J Trust Co. Ltd.	43,500	144,595
	JAC Recruitment Co. Ltd.	48,800	214,565
#	Jaccs Co. Ltd.	23,600	580,212

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Jade Group, Inc.	6,300	$54,174
	JAFCO Group Co. Ltd.	39,400	575,859
	JANOME Corp.	8,800	56,823
	Japan Airlines Co. Ltd.	48,400	794,133
	Japan Airport Terminal Co. Ltd.	21,500	698,274
	Japan Aviation Electronics Industry Ltd.	43,800	792,916
#	Japan Business Systems, Inc.	8,100	48,001
	Japan Cash Machine Co. Ltd.	13,800	102,602
#*	Japan Communications, Inc.	94,700	75,958
	Japan Elevator Service Holdings Co. Ltd.	28,600	553,581
#	Japan Engine Corp.	1,800	48,246
	Japan Exchange Group, Inc.	229,800	2,428,111
#	Japan Hospice Holdings, Inc.	4,800	42,676
	Japan Investment Adviser Co. Ltd.	1,100	8,922
	Japan Lifeline Co. Ltd.	43,600	399,643
	Japan Medical Dynamic Marketing, Inc.	14,300	57,162
	Japan Petroleum Exploration Co. Ltd.	34,500	244,652
	Japan Post Holdings Co. Ltd.	62,000	647,528
	Japan Post Insurance Co. Ltd.	18,100	352,726
	Japan Property Management Center Co. Ltd.	10,700	76,467
	Japan Pulp & Paper Co. Ltd.	97,600	407,611
	Japan Securities Finance Co. Ltd.	54,100	666,104
	Japan Steel Works Ltd.	5,400	190,990
#	Japan System Techniques Co. Ltd.	6,800	80,784
	Japan Tobacco, Inc.	56,200	1,431,741
	Japan Transcity Corp.	33,400	223,579
	Japan Wool Textile Co. Ltd.	46,500	397,882
	JBCC Holdings, Inc.	15,100	467,216
		Shares	Value»
JAPAN — (Continued)
	JCR Pharmaceuticals Co. Ltd.	7,800	$27,632
	JCU Corp.	16,700	387,763
	JDC Corp.	33,800	108,197
	Jeol Ltd.	23,200	855,049
	JFE Holdings, Inc.	175,460	2,029,096
	JFE Systems, Inc.	2,500	56,211
	JGC Holdings Corp.	83,000	696,873
#	Jichodo Co. Ltd.	700	42,399
	JINS Holdings, Inc.	5,300	241,735
	JINUSHI Co. Ltd.	10,000	143,012
	JK Holdings Co. Ltd.	14,300	92,263
	J-Lease Co. Ltd.	4,200	33,888
#	JM Holdings Co. Ltd.	11,600	179,687
#	JMS Co. Ltd.	20,300	58,261
	J-Oil Mills, Inc.	11,582	152,213
	Joshin Denki Co. Ltd.	15,901	242,159
#	JP-Holdings, Inc.	44,900	188,633
	JSB Co. Ltd.	4,400	90,261
	JSP Corp.	12,401	170,718
	JTEKT Corp.	97,400	765,648
#*	Juki Corp.	19,200	46,950
	Juroku Financial Group, Inc.	12,800	384,338
	Justsystems Corp.	13,000	281,057
	JVCKenwood Corp.	146,001	1,691,834
#	K&O Energy Group, Inc.	11,358	238,713
	Kadokawa Corp.	3,153	66,707
	Kadoya Sesame Mills, Inc.	1,700	39,751
	Kaga Electronics Co. Ltd.	37,400	669,748
	Kagome Co. Ltd.	25,200	472,125
	Kajima Corp.	24,422	434,240
	Kakaku.com, Inc.	37,800	591,968
	Kaken Pharmaceutical Co. Ltd.	1,800	48,888
#	Kakiyasu Honten Co. Ltd.	5,800	105,073
#	Kamakura Shinsho Ltd.	15,500	50,590
	Kameda Seika Co. Ltd.	1,800	45,225
	Kamei Corp.	19,600	224,967
	Kamigumi Co. Ltd.	46,500	1,013,074
	Kanaden Corp.	14,900	142,126
	Kanadevia Corp.	190,240	1,309,313
#	Kanagawa Chuo Kotsu Co. Ltd.	5,700	139,011
	Kanamic Network Co. Ltd.	11,800	34,354
	Kanamoto Co. Ltd.	32,275	649,486
	Kandenko Co. Ltd.	85,600	1,370,046
	Kaneka Corp.	33,100	803,491
	Kaneko Seeds Co. Ltd.	9,600	88,111
	Kanematsu Corp.	80,300	1,343,557

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kanemi Co. Ltd.	1,400	$30,578
	Kanro, Inc.	4,000	92,877
	Kansai Electric Power Co., Inc.	41,000	452,344
	Kansai Paint Co. Ltd.	27,500	372,687
	Kanto Denka Kogyo Co. Ltd.	36,605	224,888
	Kao Corp.	21,800	864,421
*	Kaonavi, Inc.	2,700	35,192
#	Kappa Create Co. Ltd.	8,300	78,061
	Katakura Industries Co. Ltd.	22,400	297,947
	Katitas Co. Ltd.	21,523	300,910
	Kato Sangyo Co. Ltd.	19,900	562,001
	Kato Works Co. Ltd.	8,400	71,689
	Kawada Technologies, Inc.	11,400	198,447
	Kawai Musical Instruments Manufacturing Co. Ltd.	5,892	114,759
	Kawasaki Heavy Industries Ltd.	11,200	505,876
#	Kawasaki Kisen Kaisha Ltd.	45,291	573,145
	KDDI Corp.	224,300	7,472,777
#	KeePer Technical Laboratory Co. Ltd.	8,300	238,148
	Keihan Holdings Co. Ltd.	16,300	351,035
	Keihanshin Building Co. Ltd.	3,300	31,816
	Keikyu Corp.	17,800	156,047
	Keio Corp.	8,300	209,972
#	Keisei Electric Railway Co. Ltd.	18,474	176,190
	KEIWA, Inc.	16,000	104,526
	Keiyo Bank Ltd.	98,900	518,859
	Kenko Mayonnaise Co. Ltd.	8,996	104,330
	Kewpie Corp.	22,377	434,841
	KH Neochem Co. Ltd.	28,900	390,540
#	Kibun Foods, Inc.	12,000	84,767
	Kikkoman Corp.	53,300	557,851
	Kimura Chemical Plants Co. Ltd.	18,500	98,676
#	Kimura Unity Co. Ltd.	5,600	56,422
	Kinden Corp.	19,400	396,847
#	King Jim Co. Ltd.	3,300	18,356
#	Kintetsu Department Store Co. Ltd.	6,000	86,763
	Kintetsu Group Holdings Co. Ltd.	22,200	478,759
	Kirin Holdings Co. Ltd.	40,580	513,494
		Shares	Value»
JAPAN — (Continued)
	Kissei Pharmaceutical Co. Ltd.	17,800	$453,295
#	Ki-Star Real Estate Co. Ltd.	11,300	315,049
	Kitagawa Corp.	8,100	62,457
#	Kita-Nippon Bank Ltd.	6,400	128,772
	Kitano Construction Corp.	3,200	91,116
	Kitz Corp.	126,100	951,033
	Kiyo Bank Ltd.	64,133	954,390
#*	KNT-CT Holdings Co. Ltd.	10,052	77,487
#	Koa Corp.	21,400	135,636
	Koa Shoji Holdings Co. Ltd.	7,200	28,788
	Koatsu Gas Kogyo Co. Ltd.	18,800	100,956
	Kobayashi Pharmaceutical Co. Ltd.	1,400	52,191
	Kobe Bussan Co. Ltd.	35,400	804,449
#	Kobe Electric Railway Co. Ltd.	800	12,591
	Kobe Steel Ltd.	272,680	2,903,342
	Koei Tecmo Holdings Co. Ltd.	19,800	247,134
	Kohnan Shoji Co. Ltd.	31,900	741,590
	Kohsoku Corp.	9,200	147,682
	Koito Manufacturing Co. Ltd.	19,900	261,678
#	Kojima Co. Ltd.	1,300	8,340
	Kokuyo Co. Ltd.	5,900	102,549
	Komatsu Ltd.	57,900	1,746,452
	Komatsu Matere Co. Ltd.	21,700	113,311
	Komatsu Wall Industry Co. Ltd.	14,700	142,155
#	KOMEDA Holdings Co. Ltd.	30,500	542,595
#	Komehyo Holdings Co. Ltd.	7,000	183,656
	Komeri Co. Ltd.	28,727	562,489
	Komori Corp.	21,311	167,371
	Konami Group Corp.	11,900	1,095,431
	Kondotec, Inc.	16,300	141,057
	Konica Minolta, Inc.	197,500	799,470
	Konishi Co. Ltd.	51,400	422,932
	Konoike Transport Co. Ltd.	24,700	502,679
	Konoshima Chemical Co. Ltd.	5,200	56,344
	Kose Corp.	600	26,530
#	Koshidaka Holdings Co. Ltd.	29,600	203,080
#	Kotobuki Spirits Co. Ltd.	45,400	663,432
*	Kourakuen Corp.	3,300	22,281

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kozo Keikaku Engineering Holdings, Inc.	3,200	$91,221
	KPP Group Holdings Co. Ltd.	67,200	288,508
	Krosaki Harima Corp.	34,700	556,595
	KRS Corp.	10,500	149,343
	K's Holdings Corp.	92,020	845,540
	KU Holdings Co. Ltd.	17,700	128,601
	Kubota Corp. (6326 JP)	119,300	1,496,419
	Kumagai Gumi Co. Ltd.	15,632	386,794
	Kumiai Chemical Industry Co. Ltd.	41,074	200,738
#	Kura Sushi, Inc.	9,100	161,276
	Kurabo Industries Ltd.	11,400	425,350
	Kuraray Co. Ltd.	203,600	2,980,720
	Kureha Corp.	18,900	339,263
	Kurimoto Ltd.	8,300	239,369
	Kurita Water Industries Ltd.	17,400	606,026
	Kuriyama Holdings Corp.	9,500	76,642
	Kushikatsu Tanaka Holdings Co.	3,400	29,204
	Kusuri No. Aoki Holdings Co. Ltd.	24,900	530,505
	KYB Corp.	30,200	570,678
	Kyocera Corp.	140,840	1,461,890
	Kyodo Printing Co. Ltd.	3,100	85,073
	Kyoei Steel Ltd.	21,200	259,288
#	Kyokuto Boeki Kaisha Ltd.	9,200	91,170
	Kyokuto Kaihatsu Kogyo Co. Ltd.	25,300	393,689
#	Kyokuto Securities Co. Ltd.	13,401	143,297
	Kyokuyo Co. Ltd.	13,800	367,153
	Kyorin Pharmaceutical Co. Ltd.	17,200	162,994
#	Kyoritsu Maintenance Co. Ltd.	29,400	581,759
	Kyosan Electric Manufacturing Co. Ltd.	35,700	117,149
	Kyoto Financial Group, Inc.	41,100	618,071
	Kyowa Kirin Co. Ltd.	3,500	52,156
	Kyowa Leather Cloth Co. Ltd.	5,100	22,939
	Kyudenko Corp.	24,000	814,696
	Kyushu Electric Power Co., Inc.	47,200	409,007
	Kyushu Financial Group, Inc.	161,580	817,344
		Shares	Value»
JAPAN — (Continued)
	Kyushu Leasing Service Co. Ltd.	1,900	$12,374
	Kyushu Railway Co.	12,700	308,826
	LA Holdings Co. Ltd.	2,600	101,248
	Lacto Japan Co. Ltd.	8,000	160,448
#	Lasertec Corp.	17,500	1,820,060
#	LEC, Inc.	20,400	166,038
	Leopalace21 Corp.	105,700	376,081
	Life Corp.	16,800	389,773
	Lifedrink Co., Inc.	23,600	325,777
	LIFULL Co. Ltd.	31,000	39,750
#	LIKE, Inc.	8,500	79,242
#	Link & Motivation, Inc.	20,000	69,746
	Lintec Corp.	13,500	252,444
	Lion Corp.	23,900	255,862
#	LITALICO, Inc.	17,400	123,578
#	Lixil Corp.	110,300	1,241,523
	Loadstar Capital KK	2,700	47,239
	Look Holdings, Inc.	5,800	83,755
	LY Corp.	138,100	403,380
	M3, Inc.	31,200	283,172
	Mabuchi Motor Co. Ltd.	41,600	571,299
	Macnica Holdings, Inc.	79,950	938,406
	Macromill, Inc.	35,693	287,392
	Maeda Kosen Co. Ltd.	25,800	319,532
	Maezawa Industries, Inc.	16,500	127,258
	Maezawa Kasei Industries Co. Ltd.	11,300	125,619
	Maezawa Kyuso Industries Co. Ltd.	13,500	115,417
	Makino Milling Machine Co. Ltd.	13,489	1,007,689
	Makita Corp. (6586 JP)	4,043	119,561
	Makita Corp. (MKTAY US), Sponsored ADR	2,976	88,298
	Mamiya-Op Co. Ltd.	4,600	49,473
#	Mammy Mart Corp.	1,200	31,427
	Management Solutions Co. Ltd.	7,300	80,665
	Mandom Corp.	19,707	156,019
	Mani, Inc.	500	4,652
	MarkLines Co. Ltd.	7,000	99,346
#	Mars Group Holdings Corp.	11,780	240,447
	Marubeni Corp.	41,200	612,543
	Marubun Corp.	17,900	127,841
#	Maruchiyo Yamaokaya Corp.	2,800	68,876
	Marudai Food Co. Ltd.	11,300	120,585
	Maruha Nichiro Corp.	31,068	599,011

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marui Group Co. Ltd.	31,300	$521,550
	Maruichi Steel Tube Ltd.	25,700	558,800
	MARUKA FURUSATO Corp.	9,869	149,267
#	Marusan Securities Co. Ltd.	24,510	160,183
	Maruwa Co. Ltd.	4,300	1,052,816
	Maruzen Co. Ltd.	5,586	119,475
	Maruzen Showa Unyu Co. Ltd.	13,300	510,230
	Matsuda Sangyo Co. Ltd.	10,500	211,640
	Matsui Construction Co. Ltd.	13,500	73,725
	Matsui Securities Co. Ltd.	59,900	315,117
	MatsukiyoCocokara & Co.	40,780	603,590
	Matsuyafoods Holdings Co. Ltd.	4,600	180,245
	Max Co. Ltd.	6,100	155,755
	Maxell Ltd.	39,000	502,508
	Maxvalu Tokai Co. Ltd.	7,400	155,784
	Mazda Motor Corp.	216,800	1,482,344
#	McDonald's Holdings Co. Japan Ltd.	16,600	625,947
	MCJ Co. Ltd.	52,900	463,544
	Mebuki Financial Group, Inc.	385,923	1,706,365
	MEC Co. Ltd.	3,100	64,193
#	Media Do Co. Ltd.	4,300	43,107
	Medical System Network Co. Ltd.	29,455	76,155
	Medikit Co. Ltd.	2,800	47,401
	Medipal Holdings Corp.	39,800	598,381
	Medius Holdings Co. Ltd.	13,100	75,242
	Megachips Corp.	5,500	206,503
	Megmilk Snow Brand Co. Ltd.	38,757	664,100
	Meidensha Corp.	32,100	820,488
	Meiji Electric Industries Co. Ltd.	6,100	57,196
	MEIJI Holdings Co. Ltd.	18,100	364,308
#	Meiji Shipping Group Co. Ltd.	10,600	46,386
	Meiko Electronics Co. Ltd.	21,000	1,219,701
	Meisei Industrial Co. Ltd.	33,800	306,036
	MEITEC Group Holdings, Inc.	38,700	751,451
		Shares	Value»
JAPAN — (Continued)
	Meito Sangyo Co. Ltd.	7,200	$91,117
	Meiwa Corp.	19,700	87,717
#	Meiwa Estate Co. Ltd.	12,900	84,094
	Melco Holdings, Inc.	5,900	81,937
	Menicon Co. Ltd.	41,700	374,170
*	Mercari, Inc.	11,300	136,446
	METAWATER Co. Ltd.	13,400	159,304
	Micronics Japan Co. Ltd.	12,100	292,977
#	Midac Holdings Co. Ltd.	6,900	73,468
	Mie Kotsu Group Holdings, Inc.	65,735	218,594
	Mikuni Corp.	23,100	47,070
	Milbon Co. Ltd.	4,204	86,412
	MIMAKI ENGINEERING Co. Ltd.	14,700	139,376
	Minebea Mitsumi, Inc.	56,439	905,772
#	Mirai Industry Co. Ltd.	6,700	158,239
	Miraial Co. Ltd.	6,700	53,570
	Mirait One Corp.	39,610	588,242
	Mirarth Holdings, Inc.	155,200	521,640
	Miroku Jyoho Service Co. Ltd.	8,100	99,714
	MISUMI Group, Inc.	11,300	180,863
	Mitani Corp.	32,000	403,899
#	Mitani Sangyo Co. Ltd.	17,700	37,132
	Mitani Sekisan Co. Ltd.	5,300	173,386
#	Mito Securities Co. Ltd.	48,000	179,686
	Mitsuba Corp.	48,059	272,533
	Mitsubishi Chemical Group Corp.	600,680	3,068,068
	Mitsubishi Corp.	160,000	2,551,875
	Mitsubishi Electric Corp.	76,200	1,248,991
	Mitsubishi Estate Co. Ltd.	43,100	626,286
	Mitsubishi Gas Chemical Co., Inc.	50,891	889,362
	Mitsubishi HC Capital, Inc.	561,770	3,735,816
	Mitsubishi Heavy Industries Ltd.	32,500	475,645
	Mitsubishi Kakoki Kaisha Ltd.	5,900	135,999
	Mitsubishi Logisnext Co. Ltd.	40,900	523,841
	Mitsubishi Logistics Corp.	91,495	653,639

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mitsubishi Materials Corp.	49,380	$775,052
	Mitsubishi Motors Corp.	318,200	943,826
#	Mitsubishi Paper Mills Ltd.	5,500	21,454
#	Mitsubishi Pencil Co. Ltd.	8,750	125,097
	Mitsubishi Research Institute, Inc.	7,800	242,682
	Mitsubishi Shokuhin Co. Ltd.	15,600	500,066
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	102,343
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	468,400	5,923,569
	Mitsuboshi Belting Ltd.	6,900	174,702
	Mitsui & Co. Ltd. (8031 JP)	58,400	1,155,852
	Mitsui Chemicals, Inc.	92,200	2,021,896
	Mitsui DM Sugar Holdings Co. Ltd.	11,999	265,764
#	Mitsui E&S Co. Ltd.	87,000	881,360
	Mitsui Fudosan Co. Ltd.	32,400	292,436
#	Mitsui High-Tec, Inc.	37,500	217,909
#	Mitsui Matsushima Holdings Co. Ltd.	15,400	428,340
	Mitsui Mining & Smelting Co. Ltd.	55,200	1,627,453
#	Mitsui OSK Lines Ltd.	36,600	1,243,767
	Mitsui-Soko Holdings Co. Ltd.	28,300	1,401,413
	Mitsuuroko Group Holdings Co. Ltd.	30,400	353,531
	Miura Co. Ltd.	3,393	81,763
#	Miyaji Engineering Group, Inc.	23,200	292,059
	Miyazaki Bank Ltd.	15,300	322,694
	Miyoshi Oil & Fat Co. Ltd.	11,155	119,091
	Mizuho Financial Group, Inc. (8411 JP)	168,905	4,650,936
	Mizuho Leasing Co. Ltd.	129,000	844,289
	Mizuho Medy Co. Ltd.	9,300	90,650
	Mizuno Corp.	15,600	871,180
	Mochida Pharmaceutical Co. Ltd.	8,994	195,161
	Modec, Inc.	13,500	277,514
	Monogatari Corp.	15,300	329,900
	MonotaRO Co. Ltd.	37,600	647,796
		Shares	Value»
JAPAN — (Continued)
	Morinaga & Co. Ltd.	48,600	$837,723
	Morinaga Milk Industry Co. Ltd.	63,600	1,189,790
#	Moriroku Holdings Co. Ltd.	12,500	162,184
	Morita Holdings Corp.	19,400	278,304
	Morito Co. Ltd.	6,900	68,135
#	Morozoff Ltd.	13,800	146,131
#	Mory Industries, Inc.	4,800	142,325
	MrMax Holdings Ltd.	23,300	102,861
	MS&AD Insurance Group Holdings, Inc.	118,246	2,451,700
	Mugen Estate Co. Ltd.	10,200	121,441
	m-up Holdings, Inc.	14,700	151,369
	Murakami Corp.	4,500	155,246
	Murata Manufacturing Co. Ltd.	57,900	909,655
	Musashi Seimitsu Industry Co. Ltd.	44,200	867,890
	Musashino Bank Ltd.	23,200	485,095
	Muto Seiko Co.	4,800	51,707
	Nachi-Fujikoshi Corp.	12,926	275,848
	Nafco Co. Ltd.	8,200	100,412
#	Nagano Keiki Co. Ltd.	13,900	197,971
	Nagase & Co. Ltd.	52,400	984,225
#	Nagase Brothers, Inc.	6,100	73,948
	Nagawa Co. Ltd.	400	16,711
#	Nagoya Railroad Co. Ltd.	19,200	214,231
	Naigai Trans Line Ltd.	3,700	62,575
	Nakabayashi Co. Ltd.	16,400	55,972
#	Nakamoto Packs Co. Ltd.	3,100	34,958
	Nakamuraya Co. Ltd.	4,408	89,840
	Nakanishi, Inc.	6,000	98,971
	Nakayama Steel Works Ltd.	29,300	145,041
#	Namura Shipbuilding Co. Ltd.	34,900	448,102
	Nankai Electric Railway Co. Ltd.	14,600	241,778
	Nanto Bank Ltd.	16,653	378,068
	Nanyo Corp.	11,000	81,224
	Narasaki Sangyo Co. Ltd.	2,400	41,427
	NCD Co. Ltd./Shinagawa	2,900	52,559
	NEC Capital Solutions Ltd.	15,100	384,765
	NEC Corp.	15,200	1,507,518
	Neturen Co. Ltd.	17,300	111,416
#	New Art Holdings Co. Ltd.	6,700	75,001
#	Nextage Co. Ltd.	37,600	362,937
	NGK Insulators Ltd.	118,400	1,519,348
	NH Foods Ltd.	26,100	851,887

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NHK Spring Co. Ltd.	122,769	$1,564,753
	Nicca Chemical Co. Ltd.	6,100	44,522
	Nichias Corp.	42,039	1,375,928
#	Nichiban Co. Ltd.	10,100	133,974
	Nichicon Corp.	33,300	234,876
#	Nichiden Corp.	6,000	117,753
	Nichiha Corp.	21,900	409,345
	Nichimo Co. Ltd.	4,200	52,465
	Nichirei Corp.	38,000	965,491
	Nichireki Group Co. Ltd.	25,300	394,245
	Nichirin Co. Ltd.	12,120	267,989
	NIDEC Corp. (6594 JP)	38,200	659,773
	Nifco, Inc.	26,000	621,361
#	Nihon Chouzai Co. Ltd.	17,280	148,818
	Nihon Dempa Kogyo Co. Ltd.	28,601	159,645
	Nihon Dengi Co. Ltd.	4,400	107,818
	Nihon Denkei Co. Ltd.	6,600	79,473
	Nihon Flush Co. Ltd.	15,100	78,477
#	Nihon House Holdings Co. Ltd.	36,426	76,215
	Nihon Kagaku Sangyo Co. Ltd.	10,600	97,148
#	Nihon M&A Center Holdings, Inc.	128,800	502,655
	Nihon Nohyaku Co. Ltd.	24,000	116,938
	Nihon Parkerizing Co. Ltd.	33,406	272,418
	Nihon Tokushu Toryo Co. Ltd.	11,600	98,112
	Nihon Trim Co. Ltd.	2,200	52,377
	Nihon Yamamura Glass Co. Ltd.	3,000	29,981
	Nikkiso Co. Ltd.	41,734	272,669
	Nikko Co. Ltd.	23,800	108,821
	Nikkon Holdings Co. Ltd.	94,000	1,367,929
	Nikon Corp.	96,000	1,028,496
	Nippi, Inc.	1,599	58,506
	Nippn Corp.	41,700	583,235
	Nippon Air Conditioning Services Co. Ltd.	16,100	114,627
#	Nippon Aqua Co. Ltd.	9,500	46,995
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,300	95,835
	Nippon Carbide Industries Co., Inc.	6,900	79,285
	Nippon Carbon Co. Ltd.	5,454	151,187
		Shares	Value»
JAPAN — (Continued)
	Nippon Care Supply Co. Ltd.	100	$1,236
	Nippon Chemical Industrial Co. Ltd.	6,100	92,827
#*	Nippon Chemi-Con Corp.	25,018	161,135
#	Nippon Coke & Engineering Co. Ltd.	195,200	120,289
	Nippon Concept Corp.	6,800	80,177
#	Nippon Concrete Industries Co. Ltd.	31,100	74,728
	Nippon Denko Co. Ltd.	85,873	154,536
	Nippon Densetsu Kogyo Co. Ltd.	20,000	263,284
	Nippon Dry-Chemical Co. Ltd.	5,400	140,346
	Nippon Electric Glass Co. Ltd.	38,500	827,022
	NIPPON EXPRESS HOLDINGS, Inc.	108,000	1,750,470
#	Nippon Fine Chemical Co. Ltd.	9,700	140,888
	Nippon Gas Co. Ltd.	68,400	959,160
	Nippon Hume Corp.	16,100	158,658
	Nippon Kayaku Co. Ltd.	59,900	490,229
	Nippon Kodoshi Corp.	5,300	63,959
	Nippon Light Metal Holdings Co. Ltd.	62,430	639,360
	Nippon Paint Holdings Co. Ltd.	71,200	448,652
	Nippon Paper Industries Co. Ltd.	78,819	449,996
	Nippon Parking Development Co. Ltd.	127,800	174,305
#	Nippon Rietec Co. Ltd.	11,303	99,012
	Nippon Road Co. Ltd.	17,300	203,546
	Nippon Sanso Holdings Corp.	44,100	1,248,936
	Nippon Seiki Co. Ltd.	46,100	331,241
	Nippon Seisen Co. Ltd.	11,000	97,058
	Nippon Sharyo Ltd.	4,900	70,186
#*	Nippon Sheet Glass Co. Ltd.	117,000	285,094
	Nippon Shinyaku Co. Ltd.	19,400	469,417
	Nippon Shokubai Co. Ltd.	42,000	509,496
	Nippon Signal Co. Ltd.	28,976	169,580
	Nippon Soda Co. Ltd.	32,400	601,194

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Steel Corp.	126,750	$2,631,208
	Nippon Telegraph & Telephone Corp.	1,210,500	1,191,677
	Nippon Thompson Co. Ltd.	40,800	134,331
#	Nippon Yakin Kogyo Co. Ltd.	20,800	536,948
	Nippon Yusen KK	55,663	1,746,901
	Nipro Corp.	116,100	1,084,477
	Nishikawa Rubber Co. Ltd.	10,200	141,299
	Nishimatsuya Chain Co. Ltd.	12,800	191,822
	Nishi-Nippon Financial Holdings, Inc.	81,600	1,119,660
	Nishi-Nippon Railroad Co. Ltd.	12,500	180,747
	Nishio Holdings Co. Ltd.	24,316	668,516
	Nissan Chemical Corp.	42,600	1,281,718
	Nissan Motor Co. Ltd.	400,665	1,096,390
#	Nissan Shatai Co. Ltd.	34,200	226,791
	Nissan Tokyo Sales Holdings Co. Ltd.	44,600	144,171
	Nissei ASB Machine Co. Ltd.	6,200	216,030
	Nissei Plastic Industrial Co. Ltd.	7,900	48,922
	Nissha Co. Ltd.	32,400	338,342
	Nisshin Group Holdings Co. Ltd.	25,100	84,897
	Nisshin Oillio Group Ltd.	23,200	744,408
	Nisshin Seifun Group, Inc.	21,300	239,532
	Nisshinbo Holdings, Inc.	68,808	393,655
	Nissin Corp.	12,300	358,333
	Nissin Foods Holdings Co. Ltd.	7,800	174,407
	Nisso Holdings Co. Ltd.	10,600	52,719
	Nissui Corp.	226,400	1,247,512
	Niterra Co. Ltd.	69,100	2,279,074
	Nitori Holdings Co. Ltd.	1,800	210,788
	Nitta Corp.	12,904	299,761
	Nitta Gelatin, Inc.	7,200	33,327
	Nittetsu Mining Co. Ltd.	11,400	347,715
	Nitto Denko Corp.	132,400	2,348,668
	Nitto Fuji Flour Milling Co. Ltd.	2,600	109,083
	Nitto Kogyo Corp.	19,800	370,491
#	Nitto Kohki Co. Ltd.	8,900	133,988
		Shares	Value»
JAPAN — (Continued)
	Nitto Seiko Co. Ltd.	21,400	$80,018
#	Nittoc Construction Co. Ltd.	27,600	188,661
	Nittoku Co. Ltd.	6,600	89,426
#	NJS Co. Ltd.	1,300	32,911
	Noda Corp.	1,200	5,458
	Noevir Holdings Co. Ltd.	6,485	193,223
	NOF Corp.	16,000	212,870
	Nohmi Bosai Ltd.	7,900	156,995
	Nojima Corp.	62,300	936,410
	NOK Corp.	45,500	688,437
	Nomura Holdings, Inc. (8604 JP)	120,000	780,166
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	8,048	52,151
#	Nomura Micro Science Co. Ltd.	900	14,960
	Nomura Real Estate Holdings, Inc.	31,500	837,227
	Nomura Research Institute Ltd.	82,500	2,787,446
	Noritake Co. Ltd.	18,800	465,978
	Noritsu Koki Co. Ltd.	16,200	523,845
	Noritz Corp.	17,538	191,967
	North Pacific Bank Ltd.	127,900	432,282
	NPR-RIKEN Corp.	21,624	353,196
	NS Solutions Corp.	10,400	264,542
	NS Tool Co. Ltd.	9,500	46,525
	NS United Kaiun Kaisha Ltd.	15,100	381,087
	NSD Co. Ltd.	28,480	601,324
	NSK Ltd.	82,093	356,350
	NSW, Inc.	8,700	162,586
	NTN Corp.	335,931	538,089
	NTT Data Group Corp.	30,400	589,960
	Oat Agrio Co. Ltd.	4,300	55,020
#	Obara Group, Inc.	6,600	161,399
	Obayashi Corp.	52,000	698,366
#	Odakyu Electric Railway Co. Ltd.	24,500	232,380
#	Oenon Holdings, Inc.	42,300	104,272
	Ogaki Kyoritsu Bank Ltd.	24,000	331,451
#	Ohara, Inc.	6,500	47,127
#	Ohashi Technica, Inc.	9,700	125,408
	Ohmoto Gumi Co. Ltd.	2,100	32,533
	Ohsho Food Service Corp.	3,000	55,855
#	OIE Sangyo Co. Ltd.	4,100	50,682
	Oiles Corp.	19,216	302,069
	Oita Bank Ltd.	10,200	206,870
	Oji Holdings Corp.	238,900	964,862
	Okabe Co. Ltd.	32,741	155,155

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okada Aiyon Corp.	1,400	$17,501
	Okamoto Industries, Inc.	6,200	212,016
	Okamoto Machine Tool Works Ltd.	5,237	126,509
	Okamura Corp.	35,100	448,718
	Okasan Securities Group, Inc.	66,400	274,442
	Oki Electric Industry Co. Ltd.	146,858	918,204
	Okinawa Cellular Telephone Co.	16,200	444,818
	Okinawa Electric Power Co., Inc.	14,252	82,442
	Okinawa Financial Group, Inc.	16,100	274,601
	OKUMA Corp.	35,000	789,448
	Okumura Corp.	18,900	475,446
	Okura Industrial Co. Ltd.	7,900	153,702
#	Okuwa Co. Ltd.	21,000	107,815
	Omron Corp.	800	26,392
*	One Career, Inc.	1,200	33,698
	Ono Pharmaceutical Co. Ltd.	36,000	374,521
	Onoken Co. Ltd.	12,500	124,859
	Onward Holdings Co. Ltd.	152,000	608,729
	Ootoya Holdings Co. Ltd.	2,100	68,829
	Open House Group Co. Ltd.	27,500	899,621
	Open Up Group, Inc.	1,700	20,652
	Optex Group Co. Ltd.	24,600	260,214
#*	Optim Corp.	10,200	50,524
	Optorun Co. Ltd.	3,100	36,106
	Oracle Corp. Japan	8,400	766,834
	Organo Corp.	10,100	499,956
	Orient Corp.	22,884	120,442
	Oriental Shiraishi Corp.	105,700	268,860
	ORIX Corp. (8591 JP)	95,500	2,017,230
	Oro Co. Ltd.	3,600	57,282
	Osaka Gas Co. Ltd.	20,900	410,909
	Osaka Organic Chemical Industry Ltd.	4,100	71,713
#	Osaka Steel Co. Ltd.	8,600	129,524
#	OSAKA Titanium Technologies Co. Ltd.	22,999	279,729
#	Osaki Electric Co. Ltd.	33,900	164,089
	OSG Corp.	45,400	502,462
	Otsuka Corp.	22,600	509,510
		Shares	Value»
JAPAN — (Continued)
	Otsuka Holdings Co. Ltd.	6,200	$323,747
	OUG Holdings, Inc.	3,000	50,160
	Oval Corp.	8,600	20,000
	Oyo Corp.	13,600	226,053
#	Ozu Corp.	3,900	42,792
#	Pacific Industrial Co. Ltd.	51,300	502,313
#*	Pacific Metals Co. Ltd.	11,455	113,593
	Pack Corp.	10,800	245,373
	PAL GROUP Holdings Co. Ltd.	39,600	873,648
	PALTAC Corp.	11,650	325,543
	Pan Pacific International Holdings Corp.	88,600	2,466,742
	Panasonic Holdings Corp.	207,181	2,114,016
	Paraca, Inc.	3,600	42,790
	Paramount Bed Holdings Co. Ltd.	25,286	456,659
	Park24 Co. Ltd.	54,300	716,954
	Parker Corp.	8,500	45,359
	Pasona Group, Inc.	13,400	173,221
	Pegasus Co. Ltd.	23,800	75,439
	Penta-Ocean Construction Co. Ltd.	188,600	795,584
	People Dreams & Technologies Group Co. Ltd.	5,600	58,047
*	PeptiDream, Inc.	8,000	109,799
	Persol Holdings Co. Ltd.	614,500	936,211
#	Pharma Foods International Co. Ltd.	14,700	93,071
*	PIA Corp.	2,900	59,078
	Pickles Holdings Co. Ltd.	8,605	59,319
	Pigeon Corp.	8,400	79,603
	PILLAR Corp.	21,300	580,780
	Pilot Corp.	17,100	484,986
	Piolax, Inc.	22,813	343,473
	Plus Alpha Consulting Co. Ltd.	15,000	173,074
	Port, Inc.	5,300	65,473
*	PR Times Corp.	2,500	34,853
	Premium Group Co. Ltd.	27,600	466,294
	Premium Water Holdings, Inc.	2,000	37,388
#	Press Kogyo Co. Ltd.	135,000	491,570
#	Pressance Corp.	20,400	313,402
	Prestige International, Inc.	63,000	284,272

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Prima Meat Packers Ltd.	20,900	$295,248
	Procrea Holdings, Inc.	33,034	371,805
	Pronexus, Inc.	11,500	98,774
	Pro-Ship, Inc.	5,100	51,157
	Proto Corp.	26,000	209,005
	PS Construction Co. Ltd.	25,700	195,862
	QB Net Holdings Co. Ltd.	22,908	150,291
	Qol Holdings Co. Ltd.	29,900	282,355
	Quick Co. Ltd.	6,500	92,819
	Raito Kogyo Co. Ltd.	26,400	372,673
	Raiznext Corp.	22,600	225,725
	Raksul, Inc.	32,600	283,551
	Rakus Co. Ltd.	26,700	331,631
*	Rakuten Bank Ltd.	8,600	263,989
*	Rakuten Group, Inc.	3,300	20,721
	Rasa Corp.	5,700	52,395
	Rasa Industries Ltd.	12,500	199,267
	Recruit Holdings Co. Ltd.	90,500	6,316,191
	Relo Group, Inc.	46,600	571,148
#	Renaissance, Inc.	7,800	52,145
	Renesas Electronics Corp.	145,800	1,952,914
	Rengo Co. Ltd.	178,700	1,010,054
#*	RENOVA, Inc.	12,059	47,945
	Resona Holdings, Inc.	290,789	2,158,368
	Resonac Holdings Corp.	85,317	2,068,228
	Resorttrust, Inc.	27,900	584,831
	Restar Corp.	15,600	251,368
	Retail Partners Co. Ltd.	20,000	164,506
	Rheon Automatic Machinery Co. Ltd.	13,100	123,955
#	Rhythm Co. Ltd.	4,800	117,731
	Ricoh Co. Ltd.	174,700	2,003,515
	Ricoh Leasing Co. Ltd.	17,300	571,671
	Ride On Express Holdings Co. Ltd.	3,200	21,026
	Riken Keiki Co. Ltd.	1,300	26,037
	Riken Technos Corp.	35,100	230,863
	Riken Vitamin Co. Ltd.	17,400	264,669
	Rinnai Corp.	20,700	456,288
	Rion Co. Ltd.	6,500	116,207
	Riso Kagaku Corp.	2,716	24,573
#	Riso Kyoiku Co. Ltd.	22,010	42,341
	Rix Corp.	800	15,019
#	Rock Field Co. Ltd.	7,600	77,832
	Rohm Co. Ltd.	23,000	219,045
	Rohto Pharmaceutical Co. Ltd.	14,200	240,729
#	Rokko Butter Co. Ltd.	7,341	58,526
		Shares	Value»
JAPAN — (Continued)
	Roland Corp.	9,500	$241,920
	Rorze Corp.	76,000	828,534
	Round One Corp.	111,300	939,342
#	Royal Holdings Co. Ltd.	18,800	312,243
	RS Technologies Co. Ltd.	3,000	58,321
	Ryobi Ltd.	22,700	331,966
	RYODEN Corp.	11,500	184,985
	Ryohin Keikaku Co. Ltd.	94,800	2,511,900
	Ryoyo Ryosan Holdings, Inc.	8,724	141,095
	S Foods, Inc.	16,700	269,918
	S&B Foods, Inc.	5,800	193,275
	Sac's Bar Holdings, Inc.	15,476	92,204
	Saibu Gas Holdings Co. Ltd.	7,100	78,266
	Saizeriya Co. Ltd.	13,800	412,655
	Sakai Chemical Industry Co. Ltd.	11,500	188,780
	Sakai Heavy Industries Ltd.	6,800	102,294
	Sakai Moving Service Co. Ltd.	12,800	198,884
	Sakata INX Corp.	37,400	410,946
	Sakata Seed Corp.	7,500	177,153
	Sala Corp.	50,200	267,040
	San Holdings, Inc.	16,800	113,094
	San ju San Financial Group, Inc.	6,560	101,782
	San-A Co. Ltd.	19,000	361,608
	San-Ai Obbli Co. Ltd.	56,500	654,637
	Sangetsu Corp.	32,600	605,902
	San-In Godo Bank Ltd.	80,177	685,327
*	Sanken Electric Co. Ltd.	11,300	443,815
	Sanki Engineering Co. Ltd.	39,400	793,256
	Sanko Gosei Ltd.	39,301	174,571
	Sanko Metal Industrial Co. Ltd.	3,300	129,494
	Sankyo Co. Ltd.	94,500	1,267,141
	Sankyo Frontier Co. Ltd.	6,400	85,281
	Sankyo Seiko Co. Ltd.	29,700	117,262
	Sankyo Tateyama, Inc.	23,400	90,422
	Sankyu, Inc.	33,500	1,196,495
	Sanoh Industrial Co. Ltd.	46,600	215,569
	Sanrio Co. Ltd.	31,900	1,190,358
	Sansei Technologies, Inc.	8,000	68,716

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sanshin Electronics Co. Ltd.	9,400	$118,100
#	Santec Holdings Corp.	4,100	161,580
	Santen Pharmaceutical Co. Ltd.	35,800	360,249
	Sanwa Holdings Corp.	112,300	3,514,763
	Sanyo Chemical Industries Ltd.	6,608	166,657
#	Sanyo Denki Co. Ltd.	8,000	483,696
#	Sanyo Electric Railway Co. Ltd.	5,100	66,357
	Sanyo Shokai Ltd.	7,137	140,170
	Sanyo Special Steel Co. Ltd.	13,200	169,484
	Sanyo Trading Co. Ltd.	21,700	209,774
	Sapporo Holdings Ltd.	15,700	728,301
#	Sato Foods Co. Ltd.	800	36,531
	Sato Holdings Corp.	32,000	453,853
	Sato Shoji Corp.	9,500	88,828
	Satori Electric Co. Ltd.	4,500	48,416
	Sawai Group Holdings Co. Ltd.	74,283	959,449
	SAXA, Inc.	1,900	35,077
*	SBI ARUHI Corp.	12,290	70,327
	SBI Holdings, Inc.	41,051	1,183,370
	SBI Sumishin Net Bank Ltd.	16,500	502,812
	SBS Holdings, Inc.	17,900	284,524
	SCREEN Holdings Co. Ltd.	17,800	1,240,346
	Scroll Corp.	38,300	265,841
	SCSK Corp.	38,265	847,228
	SEC Carbon Ltd.	7,500	105,710
	Secom Co. Ltd.	7,110	239,260
#	Seed Co. Ltd.	12,900	41,664
	Sega Sammy Holdings, Inc.	8,100	156,775
#	Segue Group Co. Ltd.	4,100	16,610
	Seibu Holdings, Inc.	56,900	1,227,219
	Seika Corp.	7,000	203,290
	Seikagaku Corp.	19,000	97,092
#	Seikitokyu Kogyo Co. Ltd.	10,700	106,352
	Seiko Epson Corp.	62,900	1,136,683
	Seiko Group Corp.	23,236	795,058
	Seino Holdings Co. Ltd.	30,000	452,872
#	Seiren Co. Ltd.	20,900	360,960
	Sekisui Chemical Co. Ltd.	42,500	704,335
#	Sekisui House Ltd.	39,140	899,554
	Sekisui Jushi Corp.	15,486	195,832
		Shares	Value»
JAPAN — (Continued)
#	Sekisui Kasei Co. Ltd.	4,500	$10,211
	SEMITEC Corp.	5,800	68,018
	Senko Group Holdings Co. Ltd.	99,500	997,583
	Senshu Electric Co. Ltd.	12,500	405,345
	Senshu Ikeda Holdings, Inc.	133,600	377,847
	Seria Co. Ltd.	16,800	288,386
	Seven & i Holdings Co. Ltd.	514,800	8,218,141
	Seven Bank Ltd.	334,400	663,263
#	SFP Holdings Co. Ltd.	4,100	56,833
	SG Holdings Co. Ltd.	107,600	1,014,068
#	Sharingtechnology, Inc.	12,100	69,755
*	Sharp Corp.	8,433	50,646
	Shibaura Electronics Co. Ltd.	12,000	245,655
	Shibaura Machine Co. Ltd.	21,200	488,176
#	Shibaura Mechatronics Corp.	14,100	738,022
	Shibusawa Logistics Corp.	6,800	135,147
	Shibuya Corp.	14,400	338,508
#*	SHIFT, Inc.	82,500	680,449
	Shiga Bank Ltd.	20,467	608,171
	Shikibo Ltd.	8,402	54,622
	Shikoku Bank Ltd.	31,901	250,239
	Shikoku Electric Power Co., Inc.	26,900	206,149
	Shikoku Kasei Holdings Corp.	26,400	325,706
	Shima Seiki Manufacturing Ltd.	17,220	113,210
	Shimadaya Corp.	7,100	65,554
	Shimadzu Corp.	19,800	574,377
	Shimamura Co. Ltd.	3,800	216,224
#	Shimizu Bank Ltd.	5,300	51,256
	Shimizu Corp.	38,900	337,274
	Shimojima Co. Ltd.	10,700	90,894
	Shin Nippon Air Technologies Co. Ltd.	19,600	242,508
#	Shin Nippon Biomedical Laboratories Ltd.	13,200	143,852
	Shinagawa Refractories Co. Ltd.	35,900	400,932
#	Shindengen Electric Manufacturing Co. Ltd.	5,300	82,707

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Chemical Co. Ltd.	72,600	$2,250,761
	Shin-Etsu Polymer Co. Ltd.	30,100	314,752
	Shinki Bus Co. Ltd.	400	8,896
*	Shinko Electric Industries Co. Ltd.	3,600	135,743
#	Shinko Shoji Co. Ltd.	30,300	197,906
	Shinmaywa Industries Ltd.	50,000	435,422
	Shinnihon Corp.	22,300	229,879
	Shinnihonseiyaku Co. Ltd.	6,800	85,634
	Shinobu Foods Products Co. Ltd.	7,000	43,004
	Shinsho Corp.	4,800	189,176
	Shinwa Co. Ltd. (3447 JP)	9,800	47,224
	Shinwa Co. Ltd. (7607 JP)	6,400	122,018
	Shionogi & Co. Ltd.	37,800	555,815
	Ship Healthcare Holdings, Inc.	38,200	521,356
	Shizuoka Financial Group, Inc.	83,400	744,131
	Shizuoka Gas Co. Ltd.	42,600	275,788
	SHO-BOND Holdings Co. Ltd.	800	25,924
	Shoei Co. Ltd.	31,200	432,705
#	Shoei Foods Corp.	3,300	87,254
	Shofu, Inc.	2,200	30,146
	Showa Sangyo Co. Ltd.	22,700	404,522
	SIGMAXYZ Holdings, Inc.	43,600	263,099
	Siix Corp.	37,200	270,791
*	Simplex Holdings, Inc.	9,700	181,201
	Sinanen Holdings Co. Ltd.	7,300	304,602
	Sinfonia Technology Co. Ltd.	26,300	1,178,192
	Sinko Industries Ltd.	24,900	198,824
	Sintokogio Ltd.	24,000	143,647
	SK Kaken Co. Ltd.	3,900	224,974
#	SK-Electronics Co. Ltd.	9,300	117,152
	SKY Perfect JSAT Holdings, Inc.	128,700	771,090
#	Skylark Holdings Co. Ltd.	86,000	1,360,655
	Skymark Airlines, Inc.	8,300	33,648
#*	Smaregi, Inc.	3,100	53,114
	SMK Corp.	2,500	45,561
	SMS Co. Ltd.	29,400	314,822
#	Socionext, Inc.	51,100	791,910
		Shares	Value»
JAPAN — (Continued)
	Soda Nikka Co. Ltd.	14,300	$103,377
	Sodick Co. Ltd.	29,000	154,592
	Soft99 Corp.	7,600	70,708
	SoftBank Corp.	2,895,000	3,723,730
	SoftBank Group Corp.	75,600	4,621,554
	Softcreate Holdings Corp.	7,400	109,727
	Software Service, Inc.	2,500	190,603
	Sohgo Security Services Co. Ltd.	91,400	613,984
	Sojitz Corp.	102,540	2,107,666
	Soken Chemical & Engineering Co. Ltd.	9,400	210,362
	Solasto Corp.	29,099	88,775
	Soliton Systems KK	7,500	55,586
	Sompo Holdings, Inc.	74,650	2,081,694
	Sony Group Corp. (6758 JP)	835,000	18,427,901
	Sony Group Corp. (SONY US), Sponsored ADR	192,300	4,232,523
	Sotetsu Holdings, Inc.	16,500	273,326
	Space Co. Ltd.	12,400	88,958
	Sparx Group Co. Ltd.	13,779	130,102
	SPK Corp.	7,564	102,525
	S-Pool, Inc.	28,000	50,837
	Square Enix Holdings Co. Ltd.	500	20,267
	SRA Holdings	8,200	228,077
*	SRE Holdings Corp.	2,900	62,741
#	SRS Holdings Co. Ltd.	9,100	69,524
#	ST Corp.	3,400	33,389
#	St. Care Holding Corp.	10,200	49,002
	Stanley Electric Co. Ltd.	67,000	1,117,622
	Star Mica Holdings Co. Ltd.	23,400	128,537
	Star Micronics Co. Ltd.	23,600	296,627
	Startia Holdings, Inc.	4,900	70,269
	Starts Corp., Inc.	22,400	556,439
	Starzen Co. Ltd.	12,200	228,139
	Stella Chemifa Corp.	3,400	97,111
	Step Co. Ltd.	7,500	105,506
	STI Foods Holdings, Inc.	4,500	42,389
	Strike Co. Ltd.	3,900	79,410
#	Studio Alice Co. Ltd.	8,000	109,910
	Subaru Corp.	358,400	6,243,113
	Subaru Enterprise Co. Ltd.	7,900	171,952
	Sugi Holdings Co. Ltd.	29,418	511,591
	Sugimoto & Co. Ltd.	15,000	127,645

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SUMCO Corp.	64,100	$473,251
	Sumida Corp.	38,913	228,095
#	Sumiseki Holdings, Inc.	28,100	145,456
	Sumitomo Bakelite Co. Ltd.	33,700	811,526
	Sumitomo Chemical Co. Ltd.	358,300	775,042
	Sumitomo Corp.	90,000	1,951,221
	Sumitomo Densetsu Co. Ltd.	9,152	293,426
	Sumitomo Electric Industries Ltd.	221,583	4,139,640
	Sumitomo Forestry Co. Ltd.	59,700	2,040,886
	Sumitomo Heavy Industries Ltd.	43,600	898,496
	Sumitomo Metal Mining Co. Ltd.	37,500	856,353
	Sumitomo Mitsui Construction Co. Ltd.	18,860	50,588
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	296,823	7,314,638
	Sumitomo Mitsui Trust Group, Inc.	88,700	2,230,389
	Sumitomo Osaka Cement Co. Ltd.	22,700	484,053
	Sumitomo Realty & Development Co. Ltd.	62,700	2,166,498
	Sumitomo Riko Co. Ltd.	32,788	381,621
	Sumitomo Rubber Industries Ltd.	98,153	1,144,176
	Sumitomo Seika Chemicals Co. Ltd.	8,300	247,971
	Sumitomo Warehouse Co. Ltd.	41,300	719,670
	Sun Frontier Fudousan Co. Ltd.	52,700	681,265
	Sundrug Co. Ltd.	19,200	519,597
	Suntory Beverage & Food Ltd.	15,400	478,360
	Sun-Wa Technos Corp.	11,800	172,528
#	SUNWELS Co. Ltd.	7,100	29,128
	Suruga Bank Ltd.	117,700	914,899
#	Suzuden Corp.	7,200	88,220
	Suzuken Co. Ltd.	20,346	635,067
	Suzuki Co. Ltd.	10,200	114,958
	Suzuki Motor Corp.	134,100	1,604,666
	SWCC Corp.	28,700	1,399,440
	Sysmex Corp.	119,300	2,280,463
	System Research Co. Ltd.	4,500	47,064
		Shares	Value»
JAPAN — (Continued)
	System Support Holdings, Inc.	2,400	$30,640
#	Systems Engineering Consultants Co. Ltd.	900	28,218
	Systena Corp.	124,000	283,502
#	Syuppin Co. Ltd.	15,300	108,851
	T Hasegawa Co. Ltd.	9,300	179,294
	T RAD Co. Ltd.	6,300	146,088
	T&D Holdings, Inc.	42,200	802,848
	Tachibana Eletech Co. Ltd.	16,820	288,443
	Tachikawa Corp.	8,800	80,375
	Tachi-S Co. Ltd.	29,100	346,149
	Tadano Ltd.	69,000	511,299
	Taihei Dengyo Kaisha Ltd.	7,500	232,602
	Taiheiyo Cement Corp.	55,188	1,389,933
	Taiho Kogyo Co. Ltd.	16,600	68,582
	Taikisha Ltd.	8,100	243,799
	Taiko Bank Ltd.	2,300	22,975
	Taisei Corp.	6,800	285,277
	Taisei Lamick Co. Ltd.	4,400	71,666
	Taisei Oncho Co. Ltd.	400	9,785
	Taiyo Holdings Co. Ltd.	21,804	586,477
#	Taiyo Yuden Co. Ltd.	9,900	138,413
	Takamatsu Construction Group Co. Ltd.	9,400	166,002
	Takamiya Co. Ltd.	29,100	76,957
	Takaoka Toko Co. Ltd.	8,364	113,177
	Takara & Co. Ltd.	8,500	170,587
	Takara Holdings, Inc.	24,700	217,256
	Takara Standard Co. Ltd.	18,900	204,216
	Takasago International Corp.	8,200	284,415
	Takasago Thermal Engineering Co. Ltd.	6,000	233,689
#	Takashima & Co. Ltd.	10,000	82,709
#	Takashimaya Co. Ltd.	189,200	1,606,287
#	Takatori Corp.	2,800	28,033
	Take & Give Needs Co. Ltd.	4,300	26,404
	TAKEBISHI Corp.	5,800	71,912
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	112,052	3,014,200
#	Takeuchi Manufacturing Co. Ltd.	20,700	724,579

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taki Chemical Co. Ltd.	2,500	$53,659
	Takuma Co. Ltd.	6,000	64,945
#	Tama Home Co. Ltd.	10,100	213,815
	Tamron Co. Ltd.	28,800	842,512
#	Tamura Corp.	73,000	280,052
	Tanabe Engineering Corp.	3,100	36,415
#	Tanaka Chemical Corp.	4,500	14,207
#	Tanseisha Co. Ltd.	26,250	152,124
#	TASUKI Holdings, Inc.	15,300	66,488
	Tayca Corp.	10,200	99,407
#	Tazmo Co. Ltd.	7,000	93,013
	TBS Holdings, Inc.	14,600	397,216
	TDC Soft, Inc.	11,100	100,088
	TDK Corp. (6762 JP)	252,500	3,052,044
	TechMatrix Corp.	20,800	337,415
#	Techno Medica Co. Ltd.	4,000	45,411
	Techno Ryowa Ltd.	7,000	115,653
	Techno Smart Corp.	8,600	98,178
	TechnoPro Holdings, Inc.	43,400	866,289
	Tecnos Japan, Inc.	4,600	24,614
	Teijin Ltd.	121,936	1,040,100
	Teikoku Electric Manufacturing Co. Ltd.	6,300	113,444
	Teikoku Sen-I Co. Ltd.	9,600	147,310
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	78,400
	Tekken Corp.	7,300	119,631
	Temairazu, Inc.	800	15,961
	Tenma Corp.	9,800	177,377
	Tera Probe, Inc.	5,000	101,347
	Terasaki Electric Co. Ltd.	2,300	35,470
	Tess Holdings Co. Ltd.	41,400	71,810
	THK Co. Ltd.	11,400	281,193
	Tigers Polymer Corp.	8,200	37,491
	TIS, Inc.	62,100	1,373,111
	TKC Corp.	4,500	110,466
	Toa Corp. (1885 JP)	82,300	628,688
	Toa Corp. (6809 JP)	14,200	86,777
#	TOA ROAD Corp.	44,000	370,280
	Toagosei Co. Ltd.	65,600	608,259
	TOBISHIMA HOLDINGS, Inc.	9,873	104,871
	Tobu Railway Co. Ltd.	23,200	399,267
	TOC Co. Ltd.	32,400	134,804
	Tocalo Co. Ltd.	51,600	598,008
#	Tochigi Bank Ltd.	35,400	66,307
	Toda Corp.	138,700	839,625
		Shares	Value»
JAPAN — (Continued)
	Toei Animation Co. Ltd.	3,000	$61,384
	Toenec Corp.	54,600	359,926
	Togami Electric Manufacturing Co. Ltd.	700	14,052
	Toho Bank Ltd.	71,700	143,012
#	Toho Co. Ltd. (8142 JP)	12,500	222,700
	Toho Co. Ltd. (9602 JP)	2,100	94,641
	Toho Gas Co. Ltd.	12,900	323,782
	Toho Holdings Co. Ltd.	22,000	608,207
#	Toho Titanium Co. Ltd.	29,600	197,601
#*	Toho Zinc Co. Ltd.	13,147	43,900
	Tohoku Bank Ltd.	7,400	54,140
	Tohoku Electric Power Co., Inc.	52,700	385,163
#	Tohokushinsha Film Corp.	35,700	146,597
	Tokai Carbon Co. Ltd.	147,302	820,373
	Tokai Corp.	16,967	240,443
	TOKAI Holdings Corp.	65,100	396,231
	Tokai Rika Co. Ltd.	36,000	528,874
	Tokai Tokyo Financial Holdings, Inc.	118,052	385,324
	Token Corp.	2,120	169,623
	Tokio Marine Holdings, Inc. (8766 JP)	107,448	3,543,994
	Tokushu Tokai Paper Co. Ltd.	4,841	111,398
	Tokuyama Corp.	42,425	704,140
#	Tokyo Century Corp.	144,000	1,393,713
*	Tokyo Electric Power Co. Holdings, Inc.	89,300	234,031
#	Tokyo Electron Device Ltd.	15,900	320,792
	Tokyo Electron Ltd.	41,900	7,067,854
	Tokyo Energy & Systems, Inc.	11,500	80,287
	Tokyo Gas Co. Ltd.	21,000	594,065
#	Tokyo Keiki, Inc.	1,700	34,518
	Tokyo Kiraboshi Financial Group, Inc.	20,499	633,927
	Tokyo Ohka Kogyo Co. Ltd.	3,400	75,757
	Tokyo Radiator Manufacturing Co. Ltd.	1,100	5,469
	Tokyo Rope Manufacturing Co. Ltd.	10,700	89,478

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Sangyo Co. Ltd.	11,100	$52,931
	Tokyo Seimitsu Co. Ltd.	1,500	71,018
	Tokyo Steel Manufacturing Co. Ltd.	36,500	367,516
	Tokyo Tatemono Co. Ltd.	124,700	1,923,013
#	Tokyo Tekko Co. Ltd.	10,700	409,264
#	Tokyotokeiba Co. Ltd.	11,247	324,419
	Tokyu Construction Co. Ltd.	40,530	192,533
	Tokyu Corp.	23,392	266,957
	Tokyu Fudosan Holdings Corp.	457,982	2,940,557
	Toli Corp.	35,000	104,677
	Tomen Devices Corp.	2,800	110,432
	Tomoe Corp.	20,300	155,540
	Tomoe Engineering Co. Ltd.	6,200	151,738
	Tomoku Co. Ltd.	12,436	189,270
	TOMONY Holdings, Inc.	147,800	429,106
	Tomy Co. Ltd.	61,000	1,879,786
	Tonami Holdings Co. Ltd.	4,200	176,875
	Topcon Corp.	59,600	1,115,638
	TOPPAN Holdings, Inc.	40,700	1,142,326
	Topre Corp.	62,001	757,495
	Topy Industries Ltd.	13,800	184,443
	Toray Industries, Inc.	175,600	1,218,484
#	Torex Semiconductor Ltd.	4,700	35,364
#	Toridoll Holdings Corp.	15,600	378,430
	Torigoe Co. Ltd.	13,900	65,516
	Torii Pharmaceutical Co. Ltd.	8,000	255,984
	Torishima Pump Manufacturing Co. Ltd.	14,500	211,863
	Tosei Corp.	28,900	444,304
	Toshiba TEC Corp.	17,700	388,167
	Tosho Co. Ltd.	15,100	67,302
	Tosoh Corp.	133,600	1,777,522
	Totech Corp.	10,200	155,645
	Totetsu Kogyo Co. Ltd.	15,466	319,819
#	TOTO Ltd.	32,299	789,492
#	Tottori Bank Ltd.	6,400	53,590
	Toukei Computer Co. Ltd.	2,800	78,604
	Tow Co. Ltd.	25,900	52,002
#	Towa Bank Ltd.	5,323	22,974
#	Towa Corp.	14,700	193,849
		Shares	Value»
JAPAN — (Continued)
	Towa Pharmaceutical Co. Ltd.	23,600	$456,894
	Toyo Construction Co. Ltd.	48,300	433,592
	Toyo Corp.	22,900	209,209
	Toyo Engineering Corp.	28,599	132,656
#	Toyo Gosei Co. Ltd.	3,500	117,917
	Toyo Kanetsu KK	5,600	141,408
	Toyo Machinery & Metal Co. Ltd.	12,000	49,212
#	Toyo Securities Co. Ltd.	47,300	167,431
	Toyo Seikan Group Holdings Ltd.	34,000	516,236
	Toyo Suisan Kaisha Ltd.	7,000	452,312
	Toyo Tanso Co. Ltd.	13,800	352,964
	Toyo Tire Corp.	95,700	1,573,055
	Toyobo Co. Ltd.	69,402	438,755
	Toyoda Gosei Co. Ltd.	48,800	872,161
	Toyota Boshoku Corp.	56,100	744,631
	Toyota Industries Corp.	7,100	592,403
	Toyota Motor Corp. (7203 JP)	653,790	12,402,076
#	Toyota Motor Corp. (TM US), Sponsored ADR	22,210	4,196,135
	Toyota Tsusho Corp.	66,000	1,114,716
	TPR Co. Ltd.	19,500	300,397
	Traders Holdings Co. Ltd.	20,039	127,046
	Transaction Co. Ltd.	13,100	163,114
	Transcosmos, Inc.	13,900	287,429
	TRE Holdings Corp.	42,851	430,974
#	Treasure Factory Co. Ltd.	8,100	86,329
*	Trend Micro, Inc. (4704 JP)	29,300	1,735,739
	Trinity Industrial Corp.	1,400	9,931
	Trusco Nakayama Corp.	29,800	396,984
	TS Tech Co. Ltd.	41,200	466,944
	TSI Holdings Co. Ltd.	29,300	233,783
	Tsubaki Nakashima Co. Ltd.	25,701	77,075
	Tsubakimoto Chain Co.	60,900	748,274
	Tsubakimoto Kogyo Co. Ltd.	8,700	111,071
#	Tsuburaya Fields Holdings, Inc.	27,700	331,781
	Tsugami Corp.	36,200	387,105

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsukishima Holdings Co. Ltd.	17,070	$161,375
#	Tsukuba Bank Ltd.	38,900	64,253
	Tsumura & Co.	6,100	179,595
	Tsuruha Holdings, Inc.	12,600	771,157
	Tsurumi Manufacturing Co. Ltd.	11,300	245,126
#	Tsutsumi Jewelry Co. Ltd.	4,600	69,764
#	Tsuzuki Denki Co. Ltd.	4,100	73,465
	TV Asahi Holdings Corp.	11,100	175,481
	Tv Tokyo Holdings Corp.	4,400	90,830
	UACJ Corp.	30,107	1,034,356
	UBE Corp.	52,220	768,013
	Ubicom Holdings, Inc.	2,700	23,349
	Uchida Yoko Co. Ltd.	8,200	359,257
	Ulvac, Inc.	2,200	86,522
#	U-Next Holdings Co. Ltd.	26,400	316,312
	Unicharm Corp.	14,600	114,023
	Unipres Corp.	59,838	422,453
	United Arrows Ltd.	19,100	323,943
#	United Super Markets Holdings, Inc.	48,555	243,797
	UNITED, Inc.	17,800	92,058
#	Universal Entertainment Corp.	9,879	72,188
#	Urbanet Corp. Co. Ltd.	39,300	108,690
	User Local, Inc.	4,400	51,397
	Ushio, Inc.	36,900	494,735
	USS Co. Ltd.	125,800	1,127,959
	UT Group Co. Ltd.	26,600	375,170
	V Technology Co. Ltd.	4,600	68,811
	Valor Holdings Co. Ltd.	51,405	722,531
	Valqua Ltd.	12,400	260,613
#	Value HR Co. Ltd.	8,100	79,004
	ValueCommerce Co. Ltd.	9,800	76,088
#	Vector, Inc.	17,700	118,601
	Vertex Corp.	21,480	271,429
	Vision, Inc.	24,800	186,125
*	Visional, Inc.	10,400	515,910
	Vital KSK Holdings, Inc.	28,154	214,597
	VT Holdings Co. Ltd.	105,801	356,566
	Wacoal Holdings Corp.	9,000	314,049
	Wakachiku Construction Co. Ltd.	10,000	237,249
		Shares	Value»
JAPAN — (Continued)
	Wakita & Co. Ltd.	32,400	$376,548
	Warabeya Nichiyo Holdings Co. Ltd.	20,100	272,636
#	Waseda Academy Co. Ltd.	6,100	77,324
#	Watahan & Co. Ltd.	14,000	150,971
	WATAMI Co. Ltd.	9,000	53,249
#	WDB Holdings Co. Ltd.	8,900	99,047
	WDI Corp.	300	6,491
	Wealth Management, Inc.	1,900	12,737
	Weathernews, Inc.	4,200	95,372
	Welcia Holdings Co. Ltd.	70,800	1,018,979
	Wellneo Sugar Co. Ltd.	13,300	197,267
	Wellnet Corp.	5,800	31,625
#	West Holdings Corp.	12,881	130,803
	West Japan Railway Co.	28,300	520,591
	Will Group, Inc.	16,700	108,384
*	WingArc1st, Inc.	12,667	279,648
#	Workman Co. Ltd.	3,234	90,527
	World Co. Ltd.	35,900	573,236
	World Holdings Co. Ltd.	12,500	163,246
#*	W-Scope Corp.	11,600	18,772
	Xebio Holdings Co. Ltd.	19,201	155,505
	Yagi & Co. Ltd.	300	3,856
#	Yahagi Construction Co. Ltd.	24,500	244,052
	YAKUODO Holdings Co. Ltd.	12,159	150,528
	YAMABIKO Corp.	33,151	583,556
	YAMADA Consulting Group Co. Ltd.	2,300	28,399
	Yamada Holdings Co. Ltd.	96,300	282,756
#	Yamae Group Holdings Co. Ltd.	20,400	264,964
	Yamagata Bank Ltd.	13,199	88,560
	Yamaguchi Financial Group, Inc.	62,801	699,870
	Yamaha Motor Co. Ltd.	258,800	2,165,020
	Yamaichi Electronics Co. Ltd.	16,600	248,543
#	Yamami Co.	1,400	30,265
	Yamanashi Chuo Bank Ltd.	10,900	159,106
	Yamatane Corp.	7,400	181,227
	Yamato Corp.	15,800	133,565
	Yamato Holdings Co. Ltd.	21,600	258,724

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamato Kogyo Co. Ltd.	19,000	$940,229
	Yamau Holdings Co. Ltd.	2,100	24,145
	Yamaya Corp.	6,400	116,100
	Yamazaki Baking Co. Ltd.	54,800	985,385
	Yamazen Corp.	41,800	360,004
	Yaoko Co. Ltd.	8,900	520,500
#	Yashima Denki Co. Ltd.	12,500	137,992
	Yaskawa Electric Corp.	3,200	92,906
#	Yasuda Logistics Corp.	11,300	128,453
	Yellow Hat Ltd.	30,700	541,502
	Yodogawa Steel Works Ltd.	17,000	615,572
	Yokogawa Bridge Holdings Corp.	22,900	397,753
	Yokogawa Electric Corp.	33,500	735,362
	Yokohama Rubber Co. Ltd.	86,099	1,938,426
	Yokorei Co. Ltd.	41,323	230,653
	Yokowo Co. Ltd.	14,100	148,304
	Yomeishu Seizo Co. Ltd.	4,500	73,361
	Yondenko Corp.	24,000	236,815
#	Yondoshi Holdings, Inc.	5,800	71,511
	Yonex Co. Ltd.	12,100	162,794
	Yorozu Corp.	15,400	101,895
#*	Yoshimura Food Holdings KK	8,400	54,949
#	Yoshinoya Holdings Co. Ltd.	24,300	460,779
	Yossix Holdings Co. Ltd.	3,600	69,895
	Yotai Refractories Co. Ltd.	12,200	133,126
	Yuasa Trading Co. Ltd.	17,400	494,294
	Yukiguni Maitake Co. Ltd.	10,500	78,984
	Yurtec Corp.	29,700	333,596
	Yushin Precision Equipment Co. Ltd.	11,500	50,920
	Yushiro Chemical Industry Co. Ltd.	9,100	123,258
	Yutaka Giken Co. Ltd.	2,500	32,248
	Zacros Corp.	13,200	338,465
	Zaoh Co. Ltd.	2,800	42,760
	Zenitaka Corp.	1,700	43,148
	Zenkoku Hosho Co. Ltd.	3,700	131,268
	Zenrin Co. Ltd.	22,100	125,555
		Shares	Value»
JAPAN — (Continued)
	Zensho Holdings Co. Ltd.	22,650	$1,249,551
	Zeon Corp.	66,200	615,401
	ZERIA Pharmaceutical Co. Ltd.	16,300	234,431
#	ZIGExN Co. Ltd.	40,700	121,259
	ZOZO, Inc.	31,700	1,039,838
#	Zuiko Corp.	10,200	87,716
TOTAL JAPAN			813,699,089
NETHERLANDS — (3.3%)
	Aalberts NV	82,063	2,896,571
Ω	ABN AMRO Bank NV	113,227	1,899,170
	Acomo NV	10,087	189,585
*Ω	Adyen NV	196	316,367
	Aegon Ltd. (AEG US)	1,405	9,131
	Aegon Ltd. (AGN NA)	431,223	2,815,237
*	AFC Ajax NV	70	723
	Akzo Nobel NV	24,264	1,378,173
	Allfunds Group PLC	184,663	949,593
#	AMG Critical Materials NV	20,899	303,273
	Aperam SA	30,700	847,228
	Arcadis NV	54,043	3,085,344
#	ArcelorMittal SA (MT US)	55,154	1,362,870
	ASM International NV	7,217	4,187,184
	ASML Holding NV (ASML US)	16,808	12,426,079
	ASR Nederland NV	123,220	6,071,913
*	Avantium NV	14,659	26,775
Ω	B&S Group SARL	21,653	93,901
*Ω	Basic-Fit NV	35,769	904,690
	BE Semiconductor Industries NV	4,610	587,920
#	Brunel International NV	13,366	129,772
	Coca-Cola Europacific Partners PLC	21,542	1,692,218
	Corbion NV	33,660	785,858
Ω	CTP NV	14,041	233,445
	Flow Traders Ltd.	12,948	325,344
	ForFarmers NV	10,327	36,424
	Fugro NV	127,046	2,027,893
	HAL Trust	799	99,093
*	Havas NV	161,833	255,018
	Heineken NV	13,745	954,970
	IMCD NV	21,790	3,412,321
	ING Groep NV (INGA NA)	269,172	4,473,877
*	InPost SA	55,346	905,434
	JDE Peet's NV	20,703	361,599
*Ω	Just Eat Takeaway.com NV (JET LN)	40,316	490,803
*Ω	Just Eat Takeaway.com NV (TKWY NA)	1,432	17,292

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	Kendrion NV	5,840	$62,353
	Koninklijke Ahold Delhaize NV (AD NA)	320,272	11,353,449
	Koninklijke Ahold Delhaize NV (ADRNY US), Sponsored ADR	2,505	88,443
	Koninklijke BAM Groep NV	344,750	1,513,488
	Koninklijke Heijmans NV	34,266	1,141,765
	Koninklijke KPN NV	1,321,145	4,780,592
#*	Koninklijke Philips NV (PHG US)	46,095	1,271,303
	Koninklijke Vopak NV	35,338	1,622,045
#	Nedap NV	4,008	247,073
	NN Group NV	127,886	5,869,487
	OCI NV	1,388	15,983
#	PostNL NV	240,292	244,537
	Prosus NV (PRX NA)	20,259	773,844
	Randstad NV	60,802	2,624,823
	SBM Offshore NV	119,842	2,238,905
*	SIF Holding NV	4,260	53,818
Ω	Signify NV	72,112	1,556,659
	Sligro Food Group NV	12,457	136,969
#	TKH Group NV	31,500	1,159,711
	Universal Music Group NV	105,408	2,940,064
	Van Lanschot Kempen NV	27,463	1,351,211
	Wolters Kluwer NV	89,512	16,260,930
TOTAL NETHERLANDS			113,860,540
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	1,941,836	689,413
	Auckland International Airport Ltd.	57,689	281,351
#	Channel Infrastructure NZ Ltd.	338,107	363,741
	Chorus Ltd. (CHRYY US), ADR	462	10,977
#	Chorus Ltd. (CNU NZ)	296,781	1,450,424
	Comvita Ltd.	15,006	6,513
	Contact Energy Ltd.	115,552	606,151
	EBOS Group Ltd.	26,339	594,039
	Fisher & Paykel Healthcare Corp. Ltd.	16,673	352,753
*	Fletcher Building Ltd. (FBU NZ)	24,008	38,639
#	Fonterra Co-Operative Group Ltd.	51,432	144,462
	Freightways Group Ltd.	105,874	638,183
		Shares	Value»
NEW ZEALAND — (Continued)
#	Genesis Energy Ltd.	320,557	$397,520
*	Gentrack Group Ltd.	12,020	86,233
	Hallenstein Glasson Holdings Ltd.	40,365	193,631
	Heartland Group Holdings Ltd.	575,322	350,137
#	Infratil Ltd.	26,293	166,178
#	Investore Property Ltd.	55,691	35,109
*	KMD Brands Ltd.	390,183	89,039
#	Mainfreight Ltd.	10,456	424,505
	Manawa Energy Ltd.	52,749	168,252
#	Mercury NZ Ltd.	16,830	59,836
#	Meridian Energy Ltd.	41,264	137,196
	Napier Port Holdings Ltd.	31,850	48,499
	NZME Ltd. (NZM AU)	54,625	32,749
	NZX Ltd.	225,171	187,546
*	Oceania Healthcare Ltd.	416,640	192,634
	Port of Tauranga Ltd.	11,458	41,948
*	Rakon Ltd.	14,114	4,542
#	Restaurant Brands New Zealand Ltd.	17,996	40,316
*	Ryman Healthcare Ltd.	66,599	163,527
	Sanford Ltd.	37,885	101,603
	Scales Corp. Ltd.	90,884	207,973
#	Skellerup Holdings Ltd.	138,511	397,490
	SKY Network Television Ltd.	205,982	325,013
	SKYCITY Entertainment Group Ltd.	202,190	159,305
#	Spark New Zealand Ltd.	93,249	152,957
	Steel & Tube Holdings Ltd.	101,052	47,872
	Summerset Group Holdings Ltd.	152,881	1,118,515
#	Tourism Holdings Ltd.	132,591	144,916
	TOWER Ltd.	217,496	157,749
#	Turners Automotive Group Ltd.	31,106	96,122
	Vector Ltd.	9,350	20,754
*	Vista Group International Ltd.	53,405	97,443
#	Warehouse Group Ltd.	111,527	64,875
TOTAL NEW ZEALAND			11,088,630
NORWAY — (0.8%)
	2020 Bulkers Ltd.	11,705	129,851
	ABG Sundal Collier Holding ASA	110,906	68,236
	AF Gruppen ASA	3,992	56,489

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	Akastor ASA	92,173	$111,936
	Aker BioMarine ASA	6,059	35,031
	Aker BP ASA	96,228	2,008,513
	Aker Solutions ASA	66,378	188,471
	AMSC ASA	32,172	87,866
*	Archer Ltd.	58,073	144,262
	Atea ASA	10,865	138,560
	Austevoll Seafood ASA	42,169	411,909
#Ω	Avance Gas Holding Ltd.	26,744	204,279
#*	Axactor ASA	88,883	31,171
	B2 Impact ASA	154,866	147,389
	Belships ASA	71,918	128,409
*	Bluenord ASA	12,810	761,002
	Bonheur ASA	15,677	338,088
	Borregaard ASA	15,692	281,807
	Bouvet ASA	38,048	271,118
Ω	BW LPG Ltd.	64,499	814,575
	BW Offshore Ltd.	63,043	177,005
*	Cadeler AS (CADLR NO)	14,288	75,804
*	Cloudberry Clean Energy ASA	136,617	147,242
	DNB Bank ASA	72,761	1,545,493
	DNO ASA	441,180	508,814
*Ω	Elkem ASA	36,615	72,110
Ω	Elmera Group ASA	31,350	84,514
	Elopak ASA	5,465	19,973
*Ω	Entra ASA	3,100	32,088
	Equinor ASA	181,290	4,366,147
Ω	Europris ASA	44,827	327,031
	FLEX LNG Ltd. (FLNG NO)	8,683	222,056
#	Frontline PLC	17,269	302,929
*	Gentoo Media, Inc.	31,975	64,527
#	Grieg Seafood ASA	47,153	311,538
	Hafnia Ltd.	98,686	520,064
*	Hexagon Composites ASA	30,642	101,583
#	Hoegh Autoliners ASA	47,999	435,449
Ω	Kid ASA	16,648	229,473
Ω	Klaveness Combination Carriers ASA	21,372	142,241
*	Kongsberg Automotive ASA	597,765	89,235
	Kongsberg Gruppen ASA	2,497	296,401
*	LINK Mobility Group Holding ASA	177,824	365,755
	Mowi ASA	9,964	199,834
	MPC Container Ships ASA	248,346	402,597
Ω	Multiconsult ASA	4,663	81,519
#*	NEL ASA	66,164	13,789
	Norsk Hydro ASA	68,832	405,968
		Shares	Value»
NORWAY — (Continued)
#*Ω	Norske Skog ASA	44,229	$93,486
*	Northern Ocean Ltd.	24,753	16,736
#*	Norwegian Air Shuttle ASA	23,557	22,501
	Odfjell Drilling Ltd.	130,474	714,820
	Odfjell SE, Class A	19,345	201,746
	Odfjell Technology Ltd.	18,940	75,285
*	OKEA ASA	31,186	54,765
#Ω	Okeanis Eco Tankers Corp.	8,821	212,698
	Olav Thon Eiendomsselskap ASA	498	10,027
	Panoro Energy ASA	100,846	253,671
	Pareto Bank ASA	34,738	227,085
	Pexip Holding ASA	11,294	46,066
	Protector Forsikring ASA	2,757	80,453
	Rana Gruber ASA	15,725	101,821
	Reach Subsea ASA	16,768	11,649
#	Salmar ASA	2,144	113,367
*	SATS ASA	35,380	85,776
*Ω	Scatec ASA	69,753	487,770
	Sea1 offshore, Inc.	68,547	137,659
	Selvaag Bolig ASA	4,712	14,781
#*Ω	Shelf Drilling Ltd.	179,623	141,328
*	SmartCraft ASA	2,025	4,740
#††	Solstad Maritime Holding AS	49,454	67,177
*	Solstad Offshore ASA	49,454	175,907
	SpareBank 1 Helgeland	1,689	24,933
	Sparebank 1 Oestlandet	19,094	281,948
	SpareBank 1 Sor-Norge ASA	58,908	839,638
	Sparebanken More	15,146	131,050
	Sparebanken Sor	6,775	126,472
	Stolt-Nielsen Ltd.	26,310	679,904
	Storebrand ASA	145,754	1,716,224
	Subsea 7 SA	41,782	689,250
	Telenor ASA	27,833	340,266
	TGS ASA	35,628	358,566
#	TOMRA Systems ASA	15,468	228,633
	Var Energi ASA	69,151	212,514
	Veidekke ASA	40,659	519,300
	Wallenius Wilhelmsen ASA	53,736	432,531
	Wilh Wilhelmsen Holding ASA, Class A	10,620	385,889
#	Yara International ASA	1,530	45,798
*	Zalaris ASA	1,767	11,375
TOTAL NORWAY			28,275,746

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.3%)
	Altri SGPS SA	72,816	$434,674
	Banco Comercial Portugues SA, Class R	7,922,217	4,135,333
	Corticeira Amorim SGPS SA	17,267	150,796
	CTT-Correios de Portugal SA	77,262	471,277
	EDP Renovaveis SA	26,074	243,947
	Galp Energia SGPS SA	184,576	3,089,094
	Ibersol SGPS SA	18,452	162,975
#	Mota-Engil SGPS SA	62,031	184,277
	Navigator Co. SA	221,246	808,491
	NOS SGPS SA	272,598	958,319
	REN - Redes Energeticas Nacionais SGPS SA	92,454	227,794
	Semapa-Sociedade de Investimento e Gestao	11,536	179,651
	Sonae SGPS SA	579,628	540,796
TOTAL PORTUGAL			11,587,424
SINGAPORE — (1.0%)
	Aztech Global Ltd.	134,500	69,206
	Banyan Tree Holdings Ltd.	210,000	53,265
	Boustead Singapore Ltd.	259,705	192,762
	BRC Asia Ltd.	17,400	37,573
	Bukit Sembawang Estates Ltd.	114,000	298,327
	Bund Center Investment Ltd.	22,000	6,088
	Capitaland India Trust	182,969	137,073
	CapitaLand Investment Ltd.	197,501	355,556
	Centurion Corp. Ltd.	103,500	76,125
	China Aviation Oil Singapore Corp. Ltd.	191,200	126,403
	China Sunsine Chemical Holdings Ltd.	284,600	93,008
	City Developments Ltd.	72,500	268,775
	ComfortDelGro Corp. Ltd.	375,000	388,659
*	COSCO Shipping International Singapore Co. Ltd.	497,600	49,698
	CSE Global Ltd.	401,644	132,751
	DBS Group Holdings Ltd.	101,027	3,306,808
		Shares	Value»
SINGAPORE — (Continued)
	Delfi Ltd.	274,600	$151,476
	DFI Retail Group Holdings Ltd.	81,700	191,677
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	160,720	120,812
	First Resources Ltd.	519,500	553,170
	Food Empire Holdings Ltd.	172,500	125,028
	Frasers Property Ltd.	272,000	172,894
#	Frencken Group Ltd.	312,100	257,743
*	Fu Yu Corp. Ltd.	518,400	48,397
*	Gallant Venture Ltd.	254,500	15,759
	Genting Singapore Ltd.	452,100	250,342
#	Geo Energy Resources Ltd.	537,300	112,709
	Golden Agri-Resources Ltd.	4,084,400	735,369
	GuocoLand Ltd.	186,733	200,429
	Haw Par Corp. Ltd.	59,500	505,806
	Ho Bee Land Ltd.	133,000	177,806
	Hong Fok Corp. Ltd.	293,080	170,000
	Hong Leong Asia Ltd.	153,400	111,998
#	Hong Leong Finance Ltd.	177,800	323,075
	Hongkong Land Holdings Ltd.	138,100	600,931
	Hotel Grand Central Ltd.	68,447	35,981
	Hour Glass Ltd.	188,000	217,172
	Hutchison Port Holdings Trust	2,937,900	466,888
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	33,700	184,856
	ISDN Holdings Ltd.	28,891	6,485
	Jardine Cycle & Carriage Ltd.	58,344	1,194,503
	Keppel Infrastructure Trust	641,908	214,721
	Keppel Ltd.	38,300	190,263
	Mandarin Oriental International Ltd.	80,500	144,571
	Marco Polo Marine Ltd.	2,024,500	81,838
	Metro Holdings Ltd.	236,900	75,872
	Micro-Mechanics Holdings Ltd.	5,500	7,114
#*††	Midas Holdings Ltd.	1,120,000	0
	Nanofilm Technologies International Ltd.	11,500	6,035
	Netlink NBN Trust	125,100	79,188
*	Oceanus Group Ltd.	2,050,000	9,052
	Olam Group Ltd.	377,435	321,968
#	OUE Ltd.	141,000	104,669
	Oversea-Chinese Banking Corp. Ltd.	188,346	2,402,311

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Pan-United Corp. Ltd.	58,750	$27,224
	Propnex Ltd.	72,000	58,231
	Q&M Dental Group Singapore Ltd.	134,040	28,087
	QAF Ltd.	135,353	84,607
	Raffles Medical Group Ltd.	184,698	113,471
*	Rex International Holding Ltd.	921,400	94,563
	Riverstone Holdings Ltd.	72,800	54,536
	Samudera Shipping Line Ltd.	200,400	121,466
	SATS Ltd.	35,792	89,081
*	Seatrium Ltd.	284,222	464,602
	Sembcorp Industries Ltd.	330,100	1,350,266
	Sheng Siong Group Ltd.	408,200	488,896
	Sinarmas Land Ltd.	415,000	89,467
	Sing Investments & Finance Ltd.	20,250	15,938
#	Singapore Airlines Ltd.	510,050	2,379,329
	Singapore Exchange Ltd.	175,700	1,580,855
	Singapore Land Group Ltd.	104,584	146,850
	Singapore Post Ltd.	1,109,000	451,720
	Singapore Technologies Engineering Ltd.	220,100	781,185
	Singapore Telecommunications Ltd.	23,200	56,686
	Stamford Land Corp. Ltd.	442,011	118,659
	StarHub Ltd.	254,000	229,593
	Straits Trading Co. Ltd.	106,185	114,597
#*††	Swiber Holdings Ltd.	189,500	0
	Tuan Sing Holdings Ltd.	330,885	66,858
	UMS Integration Ltd.	343,227	264,366
	United Overseas Bank Ltd.	142,582	3,919,528
	UOB-Kay Hian Holdings Ltd.	287,964	366,170
	UOL Group Ltd.	94,587	352,757
	Valuetronics Holdings Ltd.	270,700	124,431
	Venture Corp. Ltd.	13,000	120,645
	Wee Hur Holdings Ltd.	147,900	53,283
	Wilmar International Ltd.	155,100	354,568
		Shares	Value»
SINGAPORE — (Continued)
	Wing Tai Holdings Ltd.	281,768	$254,805
	Yangzijiang Shipbuilding Holdings Ltd.	1,009,700	2,261,201
	Yeo Hiap Seng Ltd.	10,387	4,358
TOTAL SINGAPORE			33,243,864
SOUTH AFRICA — (0.1%)
	Anglogold Ashanti PLC (AU US)	102,657	3,101,268
SPAIN — (2.4%)
	Acciona SA	9,885	1,113,728
#	Acerinox SA	97,104	974,419
	ACS Actividades de Construccion y Servicios SA	53,254	2,711,385
Ω	Aedas Homes SA	22	681
Ω	Aena SME SA	14,560	3,135,644
	Almirall SA	26,252	257,818
	Amadeus IT Group SA	99,529	7,283,288
*	Amper SA	187,191	23,961
	Atresmedia Corp. de Medios de Comunicacion SA	59,052	269,900
	Audax Renovables SA	92,798	146,795
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	638,886	7,273,689
	Banco de Sabadell SA	4,364,413	10,287,680
	Banco Santander SA (SAN SM)	589,465	3,020,716
	Bankinter SA	579,148	4,934,384
	CaixaBank SA	621,280	3,760,831
Ω	Cellnex Telecom SA	4,358	145,963
#	CIE Automotive SA	26,019	693,532
	Construcciones y Auxiliar de Ferrocarriles SA	15,777	584,170
	Corp. ACCIONA Energias Renovables SA	6,003	111,441
*	Distribuidora Internacional de Alimentacion SA	5,368,892	92,992
	Ebro Foods SA	15,220	253,460
*	eDreams ODIGEO SA	21,506	204,507
	Elecnor SA	21,392	369,812
	Enagas SA	3,703	46,865
	Ence Energia y Celulosa SA	74,969	270,544
	Endesa SA	103,428	2,289,722

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Ercros SA	80,582	$295,729
	Faes Farma SA	178,154	653,530
	Ferrovial SE	6,469	276,118
	Fluidra SA	5,471	140,468
#Ω	Gestamp Automocion SA	151,060	413,423
Ω	Global Dominion Access SA	69,537	217,503
*	Grifols SA	28,653	245,145
	Grupo Catalana Occidente SA	21,163	842,670
	Grupo Empresarial San Jose SA	8,089	47,629
	Iberdrola SA	37,762	533,704
	Iberpapel Gestion SA (IBG SM)	7,699	147,857
	Indra Sistemas SA	80,889	1,550,326
	Industria de Diseno Textil SA	104,163	5,654,033
	Laboratorio Reig Jofre SA	5,821	15,646
	Laboratorios Farmaceuticos Rovi SA	2,623	177,136
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	19,991	25,900
	Logista Integral SA	33,132	1,001,083
	Mapfre SA	384,648	1,068,682
	Melia Hotels International SA	71,366	531,488
	Miquel y Costas & Miquel SA	12,334	167,646
	Naturgy Energy Group SA	13,424	329,624
Ω	Neinor Homes SA	21,949	383,018
#*	Obrascon Huarte Lain SA	303,962	116,480
*	Promotora de Informaciones SA, Class A	55,966	18,994
Ω	Prosegur Cash SA	147,420	87,292
	Realia Business SA	45,771	47,339
	Redeia Corp. SA	38,398	645,897
	Repsol SA (REP SM)	392,409	4,560,534
	Sacyr SA	396,624	1,297,359
*	Solaria Energia y Medio Ambiente SA	16,873	132,018
*Ω	Talgo SA	24,071	97,145
*	Tecnicas Reunidas SA	30,615	432,298
	Telefonica SA (TEF SM)	1,766,333	7,196,564
		Shares	Value»
SPAIN — (Continued)
#	Telefonica SA (TEF US), Sponsored ADR	22,622	$91,393
#	Tubacex SA	103,423	365,731
*	Tubos Reunidos SA	36,929	21,582
Ω	Unicaja Banco SA	915,509	1,302,682
	Vidrala SA	11,819	1,210,213
	Viscofan SA	22,128	1,400,362
TOTAL SPAIN			84,000,168
SWEDEN — (2.7%)
	AAK AB	10,704	311,108
Ω	AcadeMedia AB	130,049	800,615
	AddLife AB, Class B	4,638	63,216
	Addnode Group AB	39,776	422,390
	AddTech AB, Class B	35,959	1,049,577
	AFRY AB	70,644	1,124,469
	Alfa Laval AB	13,370	595,989
Ω	Alimak Group AB	3,407	35,671
	Alleima AB	102,120	846,681
	Alligo AB, Class B	23,010	294,308
Ω	Ambea AB	131,047	1,098,623
	AQ Group AB	36,184	517,194
	Arise AB	19,767	67,328
	Arjo AB, Class B	115,879	415,150
	Assa Abloy AB, Class B	17,058	522,594
	Atlas Copco AB (ATCOA SS), Class A	60,953	1,018,266
	Atlas Copco AB (ATCOB SS), Class B	39,847	592,389
	Atrium Ljungberg AB, Class B	3,345	59,158
Ω	Attendo AB	196,579	908,332
	Avanza Bank Holding AB	19,515	585,205
#	Axfood AB	25,059	537,373
	Beijer Alma AB	23,618	375,461
	Beijer Ref AB	1,784	26,473
	Bergman & Beving AB	26,014	755,274
	Betsson AB, Class B	111,000	1,515,277
#*	Better Collective AS	15,714	152,713
*	BHG Group AB	121,452	294,464
	Bilia AB, Class A	73,360	860,050
	Billerud Aktiebolag	97,388	999,900
	Biotage AB	9,827	125,488
	Bjorn Borg AB	12,770	65,138
	Boliden AB	34,676	1,041,504
*	Bonava AB, Class B	103,934	84,991
Ω	Bravida Holding AB	63,022	502,921
	Bufab AB	6,786	285,148
	Bulten AB	8,231	57,942
	Bure Equity AB	46,583	1,694,733
	Byggmax Group AB	65,542	292,235
*	Castellum AB	4,702	50,997

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Catella AB	23,125	$56,415
	Catena AB	4,814	209,704
	Cellavision AB	1,475	29,976
	Cibus Nordic Real Estate AB publ	13,270	215,179
#*	Cint Group AB	91,436	70,491
	Clas Ohlson AB, Class B	53,721	1,146,622
	Cloetta AB, Class B	172,079	438,944
Ω	Coor Service Management Holding AB	71,609	204,337
	Corem Property Group AB (COREB SS), Class B	61,043	32,369
	CTT Systems AB	383	9,789
	Dios Fastigheter AB	22,774	157,184
Ω	Dometic Group AB	79,805	404,135
*Ω	Dustin Group AB	117,917	40,771
*	Dynavox Group AB	7,917	53,409
	Eastnine AB	50,738	224,762
	Elanders AB, Class B	14,793	112,043
	Electrolux Professional AB, Class B	37,580	259,725
	Elekta AB, Class B	90,202	534,565
*	Enea AB	11,630	102,461
#	Engcon AB	5,725	53,606
	Eolus Vind AB, Class B	4,351	20,889
	Ependion AB	17,085	188,702
	Epiroc AB (EPIA SS), Class A	18,178	346,407
	Epiroc AB (EPIB SS), Class B	10,758	179,598
	Essity AB (ESSITYA SS), Class A	1,404	35,719
	Essity AB (ESSITYB SS), Class B	23,376	592,015
Ω	Evolution AB	8,463	649,278
	Ework Group AB	3,688	50,569
	Fabege AB	7,490	56,023
	Fagerhult Group AB	17,242	83,856
	Fasadgruppen Group AB	1,155	4,480
*	Fastighets AB Balder, Class B	7,907	56,264
*	Fastighetsbolaget Emilshus AB, Class B	817	3,333
	FastPartner AB (FPARA SS), Class A	7,206	40,514
	Fenix Outdoor International AG	2,101	128,386
*	Ferronordic AB	1,586	8,953
	Fortnox AB	77,653	537,531
		Shares	Value»
SWEDEN — (Continued)
	Getinge AB, Class B	20,594	$404,404
	Granges AB	85,123	1,032,497
*Ω	Green Landscaping Group AB	10,414	64,247
#	H & M Hennes & Mauritz AB, Class B	93,533	1,246,122
	Hanza AB	20,067	146,088
	Heba Fastighets AB, Class B	9,928	28,781
	Hemnet Group AB	34,580	1,149,079
	Hexagon AB, Class B	11,070	128,165
*	Hexatronic Group AB	41,290	134,794
	Hexpol AB	49,640	464,453
	HMS Networks AB	9,275	428,953
*Ω	Hoist Finance AB	34,833	293,168
	Holmen AB (HOLMB SS), Class B	11,216	424,981
	Hufvudstaden AB, Class A	6,155	68,522
*	Humana AB	36,020	117,255
	Husqvarna AB (HUSQA SS), Class A	5,896	31,562
	Husqvarna AB (HUSQB SS), Class B	57,812	307,857
	Indutrade AB	10,461	287,983
	Instalco AB	107,571	306,309
*	International Petroleum Corp. (IPCO CN)	4,171	54,270
#*	International Petroleum Corp. (IPCO SS)	100,721	1,324,828
	INVISIO AB	1,764	52,529
	Inwido AB	64,392	1,183,487
	ITAB Shop Concept AB	14,564	28,271
	JM AB	38,104	565,818
	Kabe Group AB, Class B	3,063	83,857
*	Karnov Group AB	43,128	346,803
#*	K-fast Holding AB	53,543	77,222
	KNOW IT AB	15,428	192,246
	Lagercrantz Group AB, Class B	52,614	1,117,011
	Lifco AB, Class B	7,820	256,433
	Lime Technologies AB	5,673	178,527
	Lindab International AB	30,973	553,129
	Loomis AB	49,045	1,561,017
*	Medcap AB	4,609	166,982
	Medicover AB, Class B	13,108	242,125
	MEKO AB	36,541	436,443

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Midsona AB, Class B	14,941	$11,500
*	Modern Times Group MTG AB, Class B	48,652	451,760
	Momentum Group AB	21,198	334,718
Ω	Munters Group AB	39,397	625,939
	Mycronic AB	20,874	846,282
	NCAB Group AB	13,321	80,083
	NCC AB, Class B	86,929	1,402,039
	Nederman Holding AB	7,183	139,680
*	Net Insight AB, Class B	87,004	55,880
#	New Wave Group AB, Class B	77,641	739,866
	Nibe Industrier AB, Class B	9,620	38,542
	Nilorngruppen AB, Class B	5,232	33,058
*	Nobia AB	211,750	77,563
	Nolato AB, Class B	72,214	375,777
	Nordic Waterproofing Holding AB	14,468	227,911
	Nordnet AB publ	31,491	748,595
*	Norion Bank AB	34,174	103,161
*	Note AB	13,112	193,283
#	NP3 Fastigheter AB	6,121	145,522
	Nyfosa AB	34,485	353,819
	OEM International AB, Class B	10,320	115,359
*	Orron Energy AB	7,830	4,717
	Pandox AB	20,998	382,364
	Peab AB, Class B	140,435	1,007,302
	Platzer Fastigheter Holding AB, Class B	14,994	115,452
	Prevas AB, Class B	1,937	18,187
#*	Pricer AB, Class B	72,630	73,224
	Proact IT Group AB	27,555	297,168
	Ratos AB, Class B	263,379	825,591
	RaySearch Laboratories AB	24,404	518,274
	Rejlers AB	9,352	125,062
	Rottneros AB	66,194	56,624
	Rvrc Holding AB	35,929	160,191
	Saab AB, Class B	1,715	37,073
	Sagax AB (SAGAB SS), Class B	2,623	57,728
	Sandvik AB	53,653	1,107,022
	Scandi Standard AB	50,561	382,243
Ω	Scandic Hotels Group AB	139,436	970,107
*	Sdiptech AB, Class B	22,239	455,321
	Sectra AB, Class B	29,396	672,795
	Securitas AB, Class B	59,105	751,995
*	Sedana Medical AB	27,416	45,222
*	Sensys Gatso Group AB	13,439	76,628
*Ω	Sinch AB	386,738	818,447
		Shares	Value»
SWEDEN — (Continued)
*	Sivers Semiconductors AB	88,488	$26,448
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	163,787	2,321,558
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	2,134	31,127
	Skanska AB, Class B	32,847	703,741
	SKF AB (SKFA SS), Class A	6,538	131,961
	SKF AB (SKFB SS), Class B	75,257	1,520,024
	SkiStar AB	28,609	432,103
	Softronic AB, Class B	12,877	26,978
	Solid Forsakring AB	14,851	113,978
	SSAB AB (SSABA SS), Class A	91,373	438,982
	SSAB AB (SSABAH FH), Class A	19,797	95,512
	SSAB AB (SSABB SS), Class B	189,962	896,085
	SSAB AB (SSABBH FH), Class B	112,074	527,965
*	Stendorren Fastigheter AB	2,929	57,466
*	Stillfront Group AB	172,657	103,963
	Storskogen Group AB, Class B	556,612	600,117
	Svedbergs Group AB	10,194	38,970
	Svenska Cellulosa AB SCA (SCAA SS), Class A	4,829	65,908
	Svenska Cellulosa AB SCA (SCAB SS), Class B	77,203	1,063,265
	Svenska Handelsbanken AB (SHBA SS), Class A	49,338	545,860
	Sweco AB, Class B	41,777	652,904
#	Swedbank AB, Class A	70,453	1,534,004
*	Swedish Orphan Biovitrum AB	2,644	79,960
	Synsam AB	65,017	289,363
	Systemair AB	52,762	402,435
	Tele2 AB, Class B	246,030	2,739,512
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,776	51,143

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	647,254	$4,873,742
	Telia Co. AB	775,558	2,284,885
*	TF Bank AB	5,055	168,697
Ω	Thule Group AB	4,392	139,060
	Trelleborg AB, Class B	5,210	196,168
	Troax Group AB	16,507	346,738
	VBG Group AB, Class B	15,984	476,077
	Vitec Software Group AB, Class B	2,567	135,315
	Vitrolife AB	4,250	85,254
	Volati AB	11,121	106,635
	Volvo AB (VOLVA SS), Class A	39,312	1,084,441
#	Volvo AB (VOLVB SS), Class B	276,710	7,624,302
#*	Volvo Car AB, Class B	283,883	642,621
	Wallenstam AB, Class B	21,952	94,762
	Wihlborgs Fastigheter AB	18,133	179,666
TOTAL SWEDEN			93,860,336
SWITZERLAND — (7.3%)
	ABB Ltd.	72,287	3,936,199
	Accelleron Industries AG (ACLN SW)	43,933	2,195,576
	Adecco Group AG	72,740	1,731,626
#	Alcon AG	92,803	8,458,870
	Allreal Holding AG	11,150	2,087,526
	ALSO Holding AG	5,811	1,605,531
*	ams-OSRAM AG	38,894	288,668
	APG SGA SA	844	192,361
*	Arbonia AG	33,321	453,125
*	Aryzta AG	978,556	1,934,943
	Ascom Holding AG	27,664	104,562
	Autoneum Holding AG	4,301	601,486
	Avolta AG	47,659	2,154,217
	Baloise Holding AG	27,155	4,954,996
	Banque Cantonale de Geneve	1,851	536,143
	Banque Cantonale Vaudoise	12,534	1,264,870
	Barry Callebaut AG	243	267,123
*	Basilea Pharmaceutica Ag Allschwil	3,370	150,040
	Belimo Holding AG	555	405,005
	Bell Food Group AG	1,891	552,208
	Bellevue Group AG	8,269	122,249
		Shares	Value»
SWITZERLAND — (Continued)
	Berner Kantonalbank AG	4,969	$1,343,668
	BKW AG	1,602	273,316
	Bossard Holding AG, Class A	6,265	1,394,696
	Bucher Industries AG	7,246	2,913,848
	Burckhardt Compression Holding AG	2,497	1,886,588
	Burkhalter Holding AG	2,644	285,932
	Bystronic AG	1,160	416,970
#	Calida Holding AG	313	7,743
	Carlo Gavazzi Holding AG	425	88,958
	Cembra Money Bank AG	27,467	2,706,435
	Chocoladefabriken Lindt & Spruengli AG	6	679,096
*	Cicor Technologies Ltd.	1,805	134,132
	Cie Financiere Richemont SA, Class A	23,249	4,494,462
	Cie Financiere Tradition SA	1,356	288,087
	Clariant AG	47,660	536,463
	Coltene Holding AG	2,459	150,426
	COSMO Pharmaceuticals NV	4,269	308,048
#	CPH Group AG	566	49,516
	Daetwyler Holding AG	2,074	315,342
	DKSH Holding AG	25,623	2,012,165
#*	DocMorris AG	7,597	163,854
	dormakaba Holding AG	2,167	1,556,036
	DSM-Firmenich AG	6,231	636,119
	EFG International AG	90,269	1,412,241
	Emmi AG	1,461	1,272,088
	EMS-Chemie Holding AG	172	121,758
#	Feintool International Holding AG	3,283	52,039
	Flughafen Zurich AG	15,555	3,744,767
	Forbo Holding AG	698	668,392
	Fundamenta Real Estate AG	2,571	47,667
Ω	Galenica AG	42,842	3,817,931
	Geberit AG	8,236	4,593,780
	Georg Fischer AG	58,377	4,597,538
	Glarner Kantonalbank	2,221	54,095
	Gurit Holding AG, Class BR	2,499	50,813
	Helvetia Holding AG	25,170	4,392,044

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	604	$58,226
	Holcim AG (HOLN FP)	28,089	2,835,579
	Holcim AG (HOLN SW)	86,588	8,678,190
	Huber & Suhner AG	16,328	1,355,176
	Hypothekarbank Lenzburg AG	6	26,961
	Implenia AG	11,625	443,614
*	Ina Invest AG	1,743	40,246
	Inficon Holding AG	489	630,317
	Interroll Holding AG	430	1,008,454
	Intershop Holding AG	2,194	328,747
	Investis Holding SA	2,127	261,598
	Julius Baer Group Ltd.	66,248	4,654,870
	Jungfraubahn Holding AG	3,807	758,587
	Kardex Holding AG	4,164	1,287,439
#	Komax Holding AG	2,369	350,095
#*	Kudelski SA	29,355	41,193
	Kuehne & Nagel International AG	11,432	2,597,726
	Landis & Gyr Group AG	23,146	1,582,100
	Lastminute.com NV	905	15,733
	LEM Holding SA	284	269,251
	Liechtensteinische Landesbank AG	13,091	1,052,541
	Logitech International SA (LOGN SW)	4,072	403,092
	Lonza Group AG	1,341	850,318
	Luzerner Kantonalbank AG	13,887	1,040,641
Ω	Medacta Group SA	1,480	189,072
Ω	Medmix AG	13,090	176,561
#	Meier Tobler Group AG	4,847	147,538
	Metall Zug AG, Class B	171	197,331
	Mikron Holding AG	6,796	120,323
	Mobilezone Holding AG	30,502	381,952
	Mobimo Holding AG	8,741	2,903,263
*	Molecular Partners AG	4,682	24,789
*Ω	Montana Aerospace AG	4,007	71,456
	Naturenergie Holding AG	5,362	201,937
	Nestle SA	162,887	13,835,723
	Novartis AG (NOVN SW)	23,271	2,435,933
#	Novartis AG (NVS US), Sponsored ADR	181,551	19,012,021
		Shares	Value»
SWITZERLAND — (Continued)
	Novavest Real Estate AG	352	$13,373
	OC Oerlikon Corp. AG Pfaffikon	119,539	479,549
*	Orascom Development Holding AG	10,410	63,572
	Orell Fuessli AG	184	15,638
#	Orior AG	6,591	284,827
	Partners Group Holding AG	2,160	3,281,362
	Phoenix Mecano AG	604	276,630
	Plazza AG, Class A	681	259,249
*Ω	PolyPeptide Group AG	13,862	388,526
	PSP Swiss Property AG	7,620	1,125,642
	Rieter Holding AG	2,247	217,528
	Roche Holding AG (RO SW)	2,541	845,024
	Roche Holding AG (ROG SW)	52,136	16,390,083
	Romande Energie Holding SA	2,225	114,407
	Sandoz Group AG (SDZ SW)	65,204	3,121,805
#	Sandoz Group AG (SDZNY US), ADR	22,234	1,062,099
*	Santhera Pharmaceuticals Holding AG	1,273	23,904
	Schindler Holding AG	2,118	595,661
	Schweiter Technologies AG	446	222,616
#*	Schweizerische Nationalbank	5	19,822
*Ω	Sensirion Holding AG	1,095	79,837
	SFS Group AG	15,315	1,924,260
	SGS SA	26,547	2,578,734
	Siegfried Holding AG	2,973	3,339,281
	SIG Group AG	174,482	3,805,186
	Sika AG	1,591	404,056
	SKAN Group AG	465	40,162
	Softwareone Holding AG	2,343	15,284
	Sonova Holding AG	231	80,592
	St. Galler Kantonalbank AG	2,464	1,219,223
	Stadler Rail AG	33,438	742,916
	Sulzer AG	19,275	3,128,885
#	Swatch Group AG (UHR SW)	1,329	246,212
	Swatch Group AG (UHRN SW)	13,872	506,327
	Swiss Life Holding AG	7,783	6,354,353
	Swiss Prime Site AG	47,493	5,421,877

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Re AG	60,123	$9,178,816
	Swisscom AG	10,284	5,787,208
	Swissquote Group Holding SA	10,916	4,738,822
	Thurgauer Kantonalbank	163	23,548
	TX Group AG	2,435	498,562
	u-blox Holding AG	4,935	367,116
#*	UBS Group AG (UBS US)	94,324	3,340,967
	UBS Group AG (UBSG SW)	194,963	6,874,304
	Valiant Holding AG	12,691	1,504,886
	Varia U.S. Properties AG	756	25,234
Ω	VAT Group AG	852	327,304
	Vaudoise Assurances Holding SA	586	325,388
	Vetropack Holding AG	7,423	207,022
	Vontobel Holding AG	27,971	2,066,873
	VP Bank AG, Class A	2,158	192,313
	VZ Holding AG	8,987	1,547,009
*	V-ZUG Holding AG	1,464	75,021
	Walliser Kantonalbank	1,792	223,219
	Warteck Invest AG	55	116,353
	Ypsomed Holding AG	126	49,513
	Zehnder Group AG	8,978	496,166
	Zug Estates Holding AG, Class B	260	599,306
	Zuger Kantonalbank	94	890,682
	Zurich Insurance Group AG	8,171	4,951,336
TOTAL SWITZERLAND			254,828,440
UNITED KINGDOM — (10.7%)
	3i Group PLC	32,863	1,578,847
	4imprint Group PLC	13,580	1,005,145
	abrdn PLC	708,486	1,355,030
*	Accesso Technology Group PLC	8,593	52,796
	Admiral Group PLC	36,363	1,214,905
	Advanced Medical Solutions Group PLC	59,728	154,749
	AG Barr PLC	27,916	210,512
Ω	Airtel Africa PLC	454,430	809,118
	AJ Bell PLC	138,023	758,010
Ω	Alfa Financial Software Holdings PLC	54,419	149,241
#*	Alliance Pharma PLC	104,031	78,559
*	Alphawave IP Group PLC	32,397	57,156
	Anglo American PLC	90,104	2,638,352
	Anglo-Eastern Plantations PLC	16,732	139,668
		Shares	Value»
UNITED KINGDOM — (Continued)
	Antofagasta PLC	16,978	$360,009
*	AO World PLC	151,274	184,431
	Ashmore Group PLC	10,809	22,706
	Ashtead Group PLC	133,508	8,700,970
	Ashtead Technology Holdings PLC	4,539	31,361
#*	ASOS PLC	2,062	10,816
	Associated British Foods PLC	34,468	808,776
	AstraZeneca PLC (AZN US), Sponsored ADR	68,948	4,878,760
	Atalaya Mining Copper SA	2,664	11,295
*	Auction Technology Group PLC	5,733	43,738
Ω	Auto Trader Group PLC	223,252	2,174,442
	Aviva PLC	51,010	323,329
	Avon Technologies PLC	2,059	37,838
	B&M European Value Retail SA	472,784	1,887,543
	Babcock International Group PLC	295,445	1,966,694
	BAE Systems PLC	91,186	1,378,388
Ω	Bakkavor Group PLC	154,207	254,403
	Balfour Beatty PLC	168,944	972,617
	Bank of Georgia Group PLC	39,753	2,333,564
	Barclays PLC (BARC LN)	674,450	2,471,855
	Barclays PLC (BCS US), Sponsored ADR	373,929	5,489,278
	Barratt Redrow PLC	651,663	3,650,428
	Beazley PLC	168,553	1,740,363
	Bellway PLC	51,846	1,673,583
	Berkeley Group Holdings PLC	22,346	1,069,147
	Bloomsbury Publishing PLC	50,401	415,767
	Bodycote PLC	148,548	1,170,742
	BP PLC (BP LN)	1,487,940	7,697,548
	BP PLC (BP US), Sponsored ADR	4,950	153,747
	Braemar PLC	12,401	41,224
	Breedon Group PLC	38,245	205,868
Ω	Bridgepoint Group PLC	42,729	199,783
	British American Tobacco PLC (BATS LN)	144,281	5,724,484
	British American Tobacco PLC (BTI US), Sponsored ADR	1,755	69,568

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Brooks Macdonald Group PLC	3,245	$59,980
	BT Group PLC	3,828,974	6,710,856
	Bunzl PLC	15,944	678,683
	Burberry Group PLC	181,494	2,652,589
	Burford Capital Ltd.	23,819	335,364
	Bytes Technology Group PLC (BYIT LN)	150,850	858,700
	C&C Group PLC	121,921	219,324
	Capital Ltd.	117,538	110,432
	Capricorn Energy PLC	7,383	28,464
	Card Factory PLC	322,512	376,776
*	Carnival PLC (CCL LN)	314	7,872
	Carr's Group PLC	10,633	16,499
	Castings PLC	10,259	34,163
	Central Asia Metals PLC	136,744	254,868
	Centrica PLC	3,085,043	5,421,980
	Chemring Group PLC	44,535	175,246
	Chesnara PLC	95,475	315,190
	Clarkson PLC	15,400	814,308
*	Close Brothers Group PLC	132,896	524,241
Ω	CMC Markets PLC	42,869	118,527
	Coats Group PLC	1,046,043	1,240,324
	Coca-Cola HBC AG	37,278	1,294,082
	Compass Group PLC	51,548	1,776,054
	Computacenter PLC	28,883	832,222
Ω	ConvaTec Group PLC	41,872	127,665
	Costain Group PLC	143,088	168,702
	Cranswick PLC	8,300	516,930
	Crest Nicholson Holdings PLC	340,903	755,372
	Croda International PLC	3,011	124,000
*	Currys PLC	907,534	1,050,345
	CVS Group PLC	16,139	195,741
	DCC PLC	25,264	1,742,005
*	De La Rue PLC	63,310	89,434
	DFS Furniture PLC	204,788	338,146
#	Diageo PLC (DEO US), Sponsored ADR	47,927	5,749,802
	Diploma PLC	2,859	160,083
	Direct Line Insurance Group PLC	535,417	1,773,873
	DiscoverIE Group PLC	49,130	386,928
	Diversified Energy Co. PLC (DEC LN)	29,190	468,586
	Domino's Pizza Group PLC	123,555	459,624
	Dowlais Group PLC	414,070	366,343
	Dr. Martens PLC	175,316	155,582
	Drax Group PLC	278,823	2,148,918
		Shares	Value»
UNITED KINGDOM — (Continued)
	DS Smith PLC	1,173,929	$8,418,589
	Dunelm Group PLC	58,420	713,783
	easyJet PLC	83,048	524,551
	Ecora Resources PLC	62,855	48,204
	Elementis PLC	223,558	433,173
	Energean PLC	80,493	922,292
*	EnQuest PLC	2,281,932	334,915
	Entain PLC	53,462	464,205
	Epwin Group PLC	15,000	17,268
	Essentra PLC	113,779	175,352
	Eurocell PLC	6,976	12,542
*††	Evraz PLC	67,028	0
	Experian PLC	50,700	2,497,463
	FDM Group Holdings PLC	50,160	146,427
	Firstgroup PLC	776,146	1,564,717
*	Flutter Entertainment PLC	3,145	843,399
	Foresight Group Holdings Ltd.	6,704	32,642
Ω	Forterra PLC	15,878	31,471
	Foxtons Group PLC	162,472	135,484
*	Frasers Group PLC	57,024	447,727
	Fuller Smith & Turner PLC, Class A	27,208	185,651
*Ω	Funding Circle Holdings PLC	22,235	34,744
	Future PLC	49,061	555,066
	Galliford Try Holdings PLC	106,890	495,086
	Games Workshop Group PLC	14,940	2,685,446
*	Gaming Realms PLC	141,719	62,993
	Gamma Communications PLC	2,192	36,273
	GB Group PLC	94,721	410,339
#*	Genel Energy PLC	176,534	141,157
	Genuit Group PLC	130,697	632,628
*	Georgia Capital PLC	21,476	320,770
	Glencore PLC	764,042	3,301,004
#	Gooch & Housego PLC	12,228	66,964
	Goodwin PLC	286	26,040
	Grafton Group PLC, CDI	112,665	1,289,354
	Grainger PLC	345,912	909,532
	Greencore Group PLC	408,487	978,673
	Greggs PLC	68,837	1,836,132
*	Griffin Mining Ltd.	37,665	68,970
	GSK PLC (GSK LN)	71,764	1,250,105
#	GSK PLC (GSK US), Sponsored ADR	201,719	7,114,629
	Gulf Keystone Petroleum Ltd.	221,870	468,624

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Gulf Marine Services PLC	411,137	$87,397
*Ω	Gym Group PLC	182,787	310,282
	H&T Group PLC	19,362	82,633
	Haleon PLC (HLN LN)	16,968	79,091
	Halfords Group PLC	77,589	136,125
	Harbour Energy PLC	444,020	1,281,794
	Hargreaves Lansdown PLC	149,229	2,033,678
	Hargreaves Services PLC	18,198	143,607
	Harworth Group PLC	91,262	197,497
	Hays PLC	234,860	221,802
	Headlam Group PLC	57,641	92,577
	Helical PLC	114,358	254,391
*	Helios Towers PLC	151,199	176,683
	Henry Boot PLC	62,720	159,156
	Hikma Pharmaceuticals PLC	8,723	247,293
	Hill & Smith PLC	28,787	705,493
	Hilton Food Group PLC	57,980	634,596
	Hiscox Ltd.	171,383	2,311,752
*	Hochschild Mining PLC	164,171	356,818
	Hollywood Bowl Group PLC	172,130	598,042
*Ω	Hostelworld Group PLC	38,772	62,425
	Howden Joinery Group PLC	263,686	2,665,215
	HSBC Holdings PLC (HSBA LN)	4,277	44,669
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	111,006	5,820,045
	Hunting PLC	130,129	558,308
Ω	Ibstock PLC	18,912	39,455
	IG Group Holdings PLC	227,840	2,874,361
	IMI PLC	116,217	2,875,480
	Impax Asset Management Group PLC	49,801	136,006
	Imperial Brands PLC	238,012	8,027,584
	Inchcape PLC	294,056	2,448,067
*	Indivior PLC	32,335	381,533
	Informa PLC	24,371	260,048
	IntegraFin Holdings PLC	78,153	350,394
	InterContinental Hotels Group PLC (IHG LN)	7,891	1,052,126
		Shares	Value»
UNITED KINGDOM — (Continued)
#	InterContinental Hotels Group PLC (IHG US), ADR	2,979	$401,331
	Intermediate Capital Group PLC	23,269	678,024
	International Distribution Services PLC	651,768	2,941,956
	International Personal Finance PLC	210,603	335,045
	International Workplace Group PLC	273,964	581,950
	Intertek Group PLC	27,712	1,747,756
	Investec PLC	102,474	658,360
	iomart Group PLC	69,693	61,557
*	IP Group PLC	505,006	328,743
#*	IQE PLC	169,023	30,998
	ITV PLC	207,990	190,759
	J D Wetherspoon PLC	87,142	672,361
	J Sainsbury PLC	367,069	1,152,870
*	James Fisher & Sons PLC	25,641	97,443
	James Halstead PLC	53,195	113,211
	JD Sports Fashion PLC	729,138	800,155
	JET2 PLC	32,832	620,244
*	John Wood Group PLC	648,366	579,457
	Johnson Matthey PLC	17,795	314,592
	Johnson Service Group PLC	346,329	582,687
	Jupiter Fund Management PLC	30,645	30,362
	Just Group PLC	907,440	1,858,883
	Kainos Group PLC	13,116	133,528
	Keller Group PLC	102,134	1,726,913
	Kier Group PLC	305,232	565,047
	Kingfisher PLC	457,234	1,389,088
	Kitwave Group PLC	28,969	102,834
	Knights Group Holdings PLC	24,312	34,552
	Lancashire Holdings Ltd.	158,278	1,273,433
	Legal & General Group PLC	686,237	2,049,197
	Liontrust Asset Management PLC	31,393	173,856
	Lloyds Banking Group PLC (LLOY LN)	8,411,858	6,467,576
	Lloyds Banking Group PLC (LYG US), ADR	43,332	132,163
	London Investment Group PLC	6,467	29,235

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	London Stock Exchange Group PLC	3,945	$587,075
	LSL Property Services PLC	25,221	91,661
Ω	Luceco PLC	13,306	25,930
	M&C Saatchi PLC	5,533	12,507
	M&G PLC	249,389	642,460
	Macfarlane Group PLC	112,976	152,134
	Man Group PLC	639,449	1,689,926
	Marks & Spencer Group PLC	1,182,464	4,898,479
	Marshalls PLC	65,374	211,176
*	Marston's PLC	722,235	363,355
*	McBride PLC	98,366	166,896
	Me Group International PLC	200,583	531,265
	Mears Group PLC	152,156	670,265
	Melrose Industries PLC	29,821	225,062
*	Metro Bank Holdings PLC	101,058	127,546
	Midwich Group PLC	2,307	7,603
*	Mitchells & Butlers PLC	291,273	833,101
	Mitie Group PLC	727,166	1,041,280
	MJ Gleeson PLC	37,226	224,219
*	Mobico Group PLC	713,853	647,196
	Mondi PLC	15,503	241,308
	MONY Group PLC	322,265	771,733
*	Moonpig Group PLC	12,522	35,221
	Morgan Advanced Materials PLC	213,924	721,435
	Morgan Sindall Group PLC	26,069	1,184,909
	MP Evans Group PLC	6,851	87,641
	NatWest Group PLC (NWG LN)	1,339,359	7,140,994
	NatWest Group PLC (NWG US), Sponsored ADR	4,319	46,559
	NCC Group PLC	57,681	102,622
	Next 15 Group PLC	49,220	206,324
	Next PLC	23,716	2,914,924
	Ninety One PLC	211,047	390,209
	Norcros PLC	69,950	201,135
*	Ocado Group PLC	31,525	116,760
Ω	On the Beach Group PLC	21,849	69,570
	OSB Group PLC	156,755	815,607
	Oxford Instruments PLC	19,262	498,582
	Pagegroup PLC	206,747	835,734
	Pan African Resources PLC	1,328,672	657,979
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Pantheon Resources PLC	319,673	$198,338
	Paragon Banking Group PLC	215,007	2,143,398
	PayPoint PLC	25,533	225,406
#	Pearson PLC (PSO US), Sponsored ADR	6,300	105,021
	Pearson PLC (PSON LN)	8,619	142,996
	Pennon Group PLC	6,475	46,285
	Persimmon PLC	31,782	496,288
*	Petra Diamonds Ltd.	29,657	10,059
	Pets at Home Group PLC	342,483	959,610
	Pharos Energy PLC	192,876	57,609
	Phoenix Group Holdings PLC	64,619	416,469
*	Phoenix Spree Deutschland Ltd.	7,891	15,725
	Pinewood Technologies Group PLC	49,253	208,422
*	Playtech PLC	38,952	354,757
	Plus500 Ltd.	68,343	2,395,813
	Polar Capital Holdings PLC	60,002	372,038
	Porvair PLC	5,705	48,370
	PPHE Hotel Group Ltd.	7,220	116,515
	Premier Foods PLC	567,114	1,319,716
	Prudential PLC (PRU LN)	17,135	142,596
	QinetiQ Group PLC	100,591	461,784
Ω	Quilter PLC	335,298	671,303
	Rank Group PLC	58,841	64,931
	Rathbones Group PLC	743	15,986
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	389,182	424,526
	Reckitt Benckiser Group PLC	194,710	12,875,927
	Record PLC	85,439	59,054
	RELX PLC (RELX US), Sponsored ADR	68,957	3,440,265
	RELX PLC (REN NA)	1,141	56,654
	Renew Holdings PLC	50,132	454,143
	Renewi PLC	85,801	851,124
	Renold PLC	34,869	22,551
	Rentokil Initial PLC	90,463	443,047
	RHI Magnesita NV	6,771	292,664
	Ricardo PLC	36,428	113,441
	Rightmove PLC	345,183	2,840,490
	Rio Tinto PLC (RIO LN)	7,021	422,818

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rio Tinto PLC (RIO US), Sponsored ADR	88,380	$5,339,036
	Robert Walters PLC	41,421	148,782
#*	Rockhopper Exploration PLC	470,244	193,710
*	Rolls-Royce Holdings PLC	277,829	2,071,533
	Rotork PLC	91,329	393,900
	RS Group PLC	17,075	137,383
	RWS Holdings PLC	65,280	110,495
	S&U PLC	1,358	27,845
#*	S4 Capital PLC	58,422	27,027
*	Saga PLC	51,759	79,204
	Sage Group PLC	53,283	885,536
*††	Savannah Energy PLC	548,390	74,794
	Savills PLC	63,846	843,041
	Schroders PLC	15,211	66,428
	Secure Trust Bank PLC	13,910	76,051
	Senior PLC	112,837	229,841
	Serco Group PLC	812,170	1,554,233
	Serica Energy PLC	161,102	279,020
	Severfield PLC	191,826	116,269
	Severn Trent PLC	9,625	300,601
	Shell PLC (SHEL LN)	153,886	5,052,805
	Shell PLC (SHEL US), ADR	370,576	24,402,272
*	SIG PLC	106,542	19,313
*	Sigmaroc PLC	228,265	205,763
	Smith & Nephew PLC (SNN US), Sponsored ADR	3,000	76,140
	Smiths Group PLC	9,885	251,773
	Softcat PLC	59,464	1,178,939
	Spectris PLC	15,731	588,046
	Speedy Hire PLC	467,932	158,920
	Spirax Group PLC	2,073	206,104
Ω	Spire Healthcare Group PLC	283,006	820,469
*	Spirent Communications PLC	234,685	535,765
	SSE PLC	54,223	1,092,350
	SSP Group PLC	330,404	744,371
	St. James's Place PLC	99,390	1,290,642
	Standard Chartered PLC	235,313	3,164,845
	SThree PLC	99,863	313,588
*	Strix Group PLC	29,125	17,367
*††	Studio Retail Group PLC	41,980	0
*	Synthomer PLC	13,254	25,499
	Tate & Lyle PLC	42,960	350,177
	Tatton Asset Management PLC	1,745	14,270
		Shares	Value»
UNITED KINGDOM — (Continued)
	Taylor Wimpey PLC	553,900	$820,324
	TBC Bank Group PLC	39,463	1,633,352
	Team Internet Group PLC	89,546	119,461
	Telecom Plus PLC	43,906	909,166
	Tesco PLC	1,524,768	7,017,576
*	THG PLC	42,101	21,234
Ω	TI Fluid Systems PLC	332,886	803,793
	Topps Tiles PLC	105,193	48,933
	TP ICAP Group PLC	662,927	2,241,981
	Travis Perkins PLC	70,883	623,693
	Trifast PLC	55,451	52,228
	TT Electronics PLC	123,250	139,086
#*	Tullow Oil PLC	342,749	76,483
	Ultimate Products PLC	14,356	17,994
	Unilever PLC (UL US), Sponsored ADR	215,138	12,344,618
	United Utilities Group PLC	48,629	614,433
	Vanquis Banking Group PLC	62,661	40,612
	Vertu Motors PLC	320,253	211,785
	Vesuvius PLC	229,186	1,165,572
	Victorian Plumbing Group PLC	23,017	30,335
	Victrex PLC	1,019	12,495
*	Videndum PLC	13,608	16,820
*	Vistry Group PLC	118,775	874,377
	Vodafone Group PLC (VOD LN)	2,093,048	1,783,161
	Volex PLC	38,790	139,315
	Volution Group PLC	11,310	74,292
	Vp PLC	2,603	19,266
*Ω	Watches of Switzerland Group PLC	16,468	116,511
*	Watkin Jones PLC	116,686	46,782
	Weir Group PLC	10,343	308,540
	WH Smith PLC	62,818	1,016,487
	Whitbread PLC	25,852	896,717
	Wickes Group PLC	284,546	650,807
	WPP PLC (WPP LN)	78,757	748,675
	WPP PLC (WPP US), Sponsored ADR	3,762	178,620
*	Xaar PLC	64,800	64,766
	XPS Pensions Group PLC	19,780	85,156
	Young & Co.'s Brewery PLC (YNGA LN), Class A	12,209	118,448
	Young & Co.'s Brewery PLC (YNGN LN)	2,478	17,529
	Zigup PLC	301,406	1,140,704

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Zotefoams PLC	5,031	$18,998
TOTAL UNITED KINGDOM			371,388,742
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	51,247	544,928
	Alcoa Corp., CDI	8,919	307,729
	Brookfield Infrastructure Corp., Class A	1,281	53,443
*	Gran Tierra Energy, Inc.	1,852	10,686
*	Gran Tierra Energy, Inc. (GTE CN)	6,863	39,007
*	Gran Tierra Energy, Inc. (GTE US)	30,245	172,699
	Smurfit WestRock PLC	25,591	1,358,626
TOTAL UNITED STATES			2,487,118
TOTAL COMMON STOCKS			3,354,146,795
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.168%	11,102	843,562
#Ω	Dr. Ing hc F Porsche AG, 3.772%	18,646	1,187,177
	Draegerwerk AG & Co. KGaA, 3.203%	5,950	350,359
	Einhell Germany AG, 1.549%	5,036	331,070
	FUCHS SE, 2.538%	40,107	1,822,983
	Henkel AG & Co. KGaA, 2.202%	14,126	1,234,380
	Jungheinrich AG, 3.012%	31,156	805,234
	Porsche Automobil Holding SE, 6.716%	13,994	553,054
	Sixt SE, 6.667%	12,394	760,409
	STO SE & Co. KGaA, 4.456%	2,398	284,560
	Villeroy & Boch AG, 6.885%	6,471	102,251
	Volkswagen AG, 9.258%	30,393	3,099,050
TOTAL GERMANY			11,374,089
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	1,916	$13
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	2,760	875
*	Galan Lithium Ltd. Warrants 07/24/2025	852	0
*	Panoramic Resources Ltd.	206,091	0
*	Silver Mines Ltd. Rights 06/17/26	972	0
TOTAL AUSTRALIA			888
BELGIUM — (0.0%)
#*	Gimv NV Rights 02/06/2025	16,111	14,708
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,092	0
HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	46,181	507
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	10,221	0
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/07/2025	53,254	26,297
TOTAL RIGHTS/WARRANTS			42,400
TOTAL INVESTMENT SECURITIES (Cost $2,473,091,822)			3,365,563,284

			Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	10,329,149	119,487,592
TOTAL INVESTMENTS — (100.0%)
(Cost $2,592,570,221)^^			$3,485,050,876

International Vector Equity Portfolio
CONTINUED
As of January 31, 2025, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	87	03/21/25	$26,317,054	$26,392,537	$75,483
Total Futures Contracts			$26,317,054	$26,392,537	$75,483
As of January 31, 2025, the value of Rule 144A securities amounted to $66,755,684 or 1.9% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$948,486	$227,673,490	$41,096	$228,663,072
Austria	—	18,784,617	—	18,784,617
Belgium	864,488	49,253,412	—	50,117,900
Canada	386,435,880	801,121	2,578	387,239,579
China	1,396,731	32,600	—	1,429,331
Denmark	—	90,760,799	—	90,760,799
Finland	—	57,891,388	—	57,891,388
France	1,888,492	251,223,781	—	253,112,273
Germany	9,438,612	250,847,782	—	260,286,394
Hong Kong	—	47,382,778	31,452	47,414,230
Ireland	—	18,064,379	—	18,064,379
Israel	2,420,096	29,567,711	—	31,987,807
Italy	2,677,183	84,296,478	—	86,973,661
Japan	9,677,830	804,021,259	—	813,699,089
Netherlands	15,412,844	98,447,696	—	113,860,540
New Zealand	10,977	11,077,653	—	11,088,630
Norway	—	28,208,569	67,177	28,275,746
Portugal	—	11,587,424	—	11,587,424
Singapore	—	33,243,864	—	33,243,864
South Africa	3,101,268	—	—	3,101,268
Spain	91,393	83,908,775	—	84,000,168
Sweden	54,270	93,806,066	—	93,860,336
Switzerland	28,841,592	225,986,848	—	254,828,440
United Kingdom	75,754,396	295,559,552	74,794	371,388,742
United States	1,623,775	863,343	—	2,487,118
Preferred Stocks
Germany	—	11,374,089	—	11,374,089
Rights/Warrants
Australia	—	888	—	888
Belgium	—	14,708	—	14,708
Hong Kong	—	507	—	507
Spain	—	26,297	—	26,297
Securities Lending Collateral	—	119,487,592	—	119,487,592
Total Investments in Securities	$540,638,313	$2,944,195,466	$217,097˂˃	$3,485,050,876

International Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$75,483	—	—	$75,483
Total Financial Instruments	$75,483	—	—	$75,483
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$169,225,692
Dimensional Emerging Markets Value Fund		90,520,092
DFA International Small Cap Value Portfolio	1,049,768	23,840,221
TOTAL INTERNATIONAL EQUITIES		283,586,005
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $220,027,228)^^		$283,586,005
Summary of the Portfolio’s investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$283,586,005	—	—	$283,586,005
Total Investments in Securities	$283,586,005	—	—	$283,586,005

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.4%)
AUSTRALIA — (4.5%)
#*	29Metals Ltd.	75,580	$10,853
	Adairs Ltd.	37,878	62,105
*	AIC Mines Ltd.	50,290	10,854
*	Ainsworth Game Technology Ltd.	37,289	16,247
*	Alkane Resources Ltd.	107,105	38,703
#*	Alliance Aviation Services Ltd.	17,216	29,496
	Amotiv Ltd.	43,370	288,661
	AMP Ltd.	657,343	724,266
*	Amplitude Energy Ltd.	1,021,643	126,573
	Ampol Ltd.	37,108	665,862
	Ansell Ltd.	42,983	934,538
*	Appen Ltd.	5,840	9,805
#	ARN Media Ltd.	46,336	19,343
	AUB Group Ltd.	11,606	228,758
*	Aurelia Metals Ltd.	386,915	45,213
	Aurizon Holdings Ltd.	443,295	897,149
	Aussie Broadband Ltd.	42,523	103,555
*	Austal Ltd.	102,095	241,823
	Austin Engineering Ltd.	125,433	38,759
#*	Australian Agricultural Co. Ltd.	93,256	81,981
	Auswide Bank Ltd.	8,689	27,212
*	AVJennings Ltd.	29,896	13,360
#	Baby Bunting Group Ltd.	10,539	12,421
	Bank of Queensland Ltd.	128,317	552,748
	Bapcor Ltd.	53,427	164,330
*	BCI Minerals Ltd.	375,416	62,859
	Beach Energy Ltd.	488,606	458,085
*	Beacon Minerals Ltd.	563,983	9,466
	Bega Cheese Ltd.	86,735	310,290
#	Bell Financial Group Ltd.	35,130	29,538
	Bendigo & Adelaide Bank Ltd.	152,298	1,278,058
	BlueScope Steel Ltd.	105,930	1,383,264
	Brickworks Ltd.	21,859	351,984
	Capral Ltd.	4,333	26,761
	Cedar Woods Properties Ltd.	19,289	64,498
	Challenger Ltd.	143,343	556,750
	Champion Iron Ltd.	82,510	280,345
	Civmec Australia Ltd.	27,600	22,329
	Cleanaway Waste Management Ltd.	145,883	249,792
		Shares	Value»
AUSTRALIA — (Continued)
*	Coast Entertainment Holdings Ltd.	97,301	$29,242
	Collins Foods Ltd.	18,498	85,978
	Corporate Travel Management Ltd.	23,832	225,746
#*	Develop Global Ltd.	23,767	36,511
	Domain Holdings Australia Ltd.	56,973	96,114
	Downer EDI Ltd.	182,509	642,347
	Eagers Automotive Ltd.	28,183	224,023
*††	Elanor Investor Group	28,014	10,798
	Elders Ltd.	62,351	274,689
*	Emeco Holdings Ltd.	52,156	29,702
*	EML Payments Ltd.	49,860	25,421
#	Endeavour Group Ltd.	215,966	563,344
	EQT Holdings Ltd.	7,588	161,386
	Eureka Group Holdings Ltd. (EGH AU)	59,005	22,481
	Euroz Hartleys Group Ltd.	33,893	20,919
	Evolution Mining Ltd.	132,351	459,932
	EVT Ltd.	14,030	101,714
*	Experience Co. Ltd.	55,953	4,186
*	Fenix Resources Ltd.	55,372	10,460
#	Finbar Group Ltd.	36,407	17,861
*	FleetPartners Group Ltd.	87,968	152,886
	Fleetwood Ltd.	26,550	30,968
	G8 Education Ltd.	273,689	236,272
	Gold Road Resources Ltd.	224,932	340,874
	GrainCorp Ltd., Class A	64,503	299,936
#	Grange Resources Ltd.	164,145	23,380
	GWA Group Ltd.	67,545	105,103
	Harvey Norman Holdings Ltd.	166,956	534,367
*	Healius Ltd.	319,717	282,526
	Helia Group Ltd.	111,378	332,692
#	Helloworld Travel Ltd.	23,646	29,410
	Horizon Oil Ltd.	246,669	31,396
	IGO Ltd.	120,347	361,879
	Iluka Resources Ltd.	34,118	92,166
	Imdex Ltd.	104,023	168,771
	Incitec Pivot Ltd.	529,948	978,940
	Insignia Financial Ltd.	214,014	581,670
	Integral Diagnostics Ltd.	21,689	41,875
	IPH Ltd.	10,822	33,413
	IVE Group Ltd.	53,279	73,594

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Johns Lyng Group Ltd.	18,550	$42,481
*	Judo Capital Holdings Ltd.	45,903	56,806
	Jupiter Mines Ltd.	171,560	16,461
#	Karoon Energy Ltd.	145,688	140,875
#	Kelsian Group Ltd.	14,223	33,363
	Lendlease Corp. Ltd.	135,635	540,333
#	Lifestyle Communities Ltd.	20,477	123,689
	Lindsay Australia Ltd.	43,648	23,947
#	Maas Group Holdings Ltd.	22,369	62,926
	Macmahon Holdings Ltd.	268,775	58,993
	Magellan Financial Group Ltd.	29,595	190,658
	Maxiparts Ltd.	15,650	18,649
*	Mayne Pharma Group Ltd.	14,881	41,932
	McPherson's Ltd.	30,963	6,137
#*	Metals X Ltd.	140,780	41,644
	Metcash Ltd.	161,382	315,286
#	Michael Hill International Ltd. (MHJ AU)	48,154	15,026
#	Michael Hill International Ltd. (MHJ NZ)	12,726	4,019
	Monash IVF Group Ltd.	136,070	101,558
*	Mount Gibson Iron Ltd.	222,928	43,497
	Myer Holdings Ltd.	186,448	105,203
#	MyState Ltd.	18,449	52,215
	New Hope Corp. Ltd.	149,079	444,461
	Nickel Industries Ltd.	350,440	163,396
#	Nine Entertainment Co. Holdings Ltd.	232,667	194,176
	NRW Holdings Ltd.	97,031	204,327
	Nufarm Ltd.	126,704	283,634
*	OM Holdings Ltd.	28,351	5,994
*	Omni Bridgeway Ltd.	15,989	13,366
	oOh!media Ltd.	114,952	82,853
	Orora Ltd.	88,322	128,547
*	Paragon Care Ltd.	97,452	32,957
	Peet Ltd.	121,341	109,166
#*	Peninsula Energy Ltd.	12,848	8,626
#	PeopleIN Ltd.	10,159	5,784
	Perenti Ltd.	256,008	221,526
	Perpetual Ltd.	10,019	132,346
	Perseus Mining Ltd.	369,302	644,400
*	PEXA Group Ltd.	38,288	309,649
	Premier Investments Ltd.	360	5,273
	Qube Holdings Ltd.	110,209	282,831
	Ramelius Resources Ltd.	398,530	600,558
		Shares	Value»
AUSTRALIA — (Continued)
*††	Regional Express Holdings Ltd.	9,110	$2,379
*	Regis Resources Ltd.	123,246	229,659
	Reliance Worldwide Corp. Ltd.	190,448	634,123
*	Resolute Mining Ltd.	673,288	170,154
	Ridley Corp. Ltd.	73,183	127,513
*	Sandfire Resources Ltd.	189,549	1,149,569
*	Select Harvests Ltd.	38,724	111,290
	Servcorp Ltd.	4,163	13,163
	Service Stream Ltd.	215,920	209,700
	SG Fleet Group Ltd.	19,134	40,806
	Shaver Shop Group Ltd.	17,609	14,482
	Sigma Healthcare Ltd.	50,458	89,191
	Sims Ltd. (SGM AU)	29,519	239,715
	Southern Cross Electrical Engineering Ltd.	64,303	59,951
*††	SpeedCast International Ltd.	40,831	0
	Stanmore Resources Ltd.	58,908	94,973
††	Sunland Group Ltd.	37,093	323
	Super Retail Group Ltd.	15,873	152,922
*	Superloop Ltd.	189,230	265,110
#	Tabcorp Holdings Ltd.	712,684	297,601
*††	Ten Sixty Four Ltd.	76,973	5,264
	TPG Telecom Ltd.	88,578	239,959
#*	Tyro Payments Ltd.	113,726	57,841
*	Vault Minerals Ltd.	899,872	213,237
Ω	Viva Energy Group Ltd.	165,905	264,340
*	Webjet Group Ltd.	17,389	8,135
*	West African Resources Ltd.	311,032	314,876
	Westgold Resources Ltd.	148,073	233,261
	Whitehaven Coal Ltd.	227,209	853,796
	Worley Ltd.	95,634	849,768
#	Yancoal Australia Ltd.	89,948	358,552
TOTAL AUSTRALIA			31,414,827
AUSTRIA — (0.6%)
	Addiko Bank AG	2,488	46,941
	Agrana Beteiligungs AG	3,562	39,739
Ω	BAWAG Group AG	8,118	733,846
	Erste Group Bank AG	3,600	221,324
*	Eurotelesites AG	700	3,942
	OMV AG	18,812	774,667
	Porr AG	4,003	84,435
	Raiffeisen Bank International AG	35,341	799,318

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Schoeller-Bleckmann Oilfield Equipment AG	579	$20,654
	Strabag SE (STR AV)	1,617	79,157
	Telekom Austria AG	13,178	109,956
	UNIQA Insurance Group AG	24,307	205,602
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	305,970
	voestalpine AG	25,012	523,124
	Wienerberger AG	3,674	107,251
TOTAL AUSTRIA			4,055,926
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,826	1,324,698
	Ageas SA	52,470	2,702,922
	Barco NV	9,848	97,762
	Bekaert SA	12,618	440,492
	bpost SA	21,157	40,755
	Cie d'Entreprises CFE	2,176	14,384
	Colruyt Group NV	12,680	467,072
	Deceuninck NV	17,296	41,849
	Deme Group NV	1,450	203,493
	Econocom Group SA NV	19,313	36,364
	Greenyard NV	6,487	34,184
	Jensen-Group NV	940	44,089
*	Ontex Group NV	29,953	253,655
	Recticel SA	6,934	72,595
	Roularta Media Group NV	337	4,285
	Sipef NV	1,661	95,934
	Solvay SA	9,935	303,651
	Syensqo SA	10,559	831,983
	Tessenderlo Group SA	3,696	80,630
	Umicore SA	22,476	226,264
	VGP NV	2,846	242,915
	Viohalco SA	1,948	12,127
	What's Cooking BV	159	16,471
TOTAL BELGIUM			7,588,574
BRAZIL — (0.6%)
	Anima Holding SA	78,300	27,600
	Atacadao SA	81,983	86,836
*	Automob Participacoes SA	82,775	4,391
	Bemobi Mobile Tech SA	9,900	22,937
*	Blau Farmaceutica SA	4,000	8,877
	Boa Safra Sementes SA	9,500	17,508
		Shares	Value»
BRAZIL — (Continued)
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	$37,709
	Brava Energia	43,223	165,894
	Brisanet Servicos de Telecomunicacoes SA	14,200	6,609
	C&A Modas SA	27,200	45,566
*	Cia Brasileira de Aluminio	46,700	43,471
*	Cia Brasileira de Distribuicao	43,863	20,265
	Cia Siderurgica Nacional SA (CSNA3 BZ)	111,042	172,718
	Cosan SA	152,600	202,107
	Cruzeiro do Sul Educacional SA	40,965	24,113
	CSU Digital SA	11,000	30,116
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	214,010
Ω	Desktop SA	21,000	36,006
	Dexco SA	26,459	26,712
	Dimed SA Distribuidora da Medicamentos	7,500	10,652
*	Embraer SA (EMBR3 BZ)	40,126	409,908
	Empreendimentos Pague Menos SA	21,900	11,804
	Even Construtora e Incorporadora SA	18,597	19,539
	Ez Tec Empreendimentos e Participacoes SA	16,235	35,281
*	Gafisa SA	10,803	2,532
	Gerdau SA, Sponsored ADR	177,095	515,346
	Grendene SA	36,629	35,851
*	Grupo Casas Bahia SA	2,799	1,691
	Grupo SBF SA	30,100	59,437
	Guararapes Confeccoes SA	17,200	19,160
*Ω	Hapvida Participacoes e Investimentos SA	135,100	55,944
	Hypera SA	48,200	150,768
	Iochpe Maxion SA	15,800	36,769
	Irani Papel e Embalagem SA	9,300	11,617
*	IRB-Brasil Resseguros SA	14,889	134,773
	Jalles Machado SA	14,200	11,201

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	JHSF Participacoes SA	58,376	$39,556
	JSL SA	17,000	16,319
	Lavvi Empreendimentos Imobiliarios SA	19,500	28,963
*	Lojas Quero-Quero SA	4,031	1,600
	Lojas Renner SA	116,737	272,664
Ω	LWSA SA	75,225	43,250
	M Dias Branco SA	8,800	34,754
	Melnick Even Desenvolvimento Imobiliario SA	13,300	8,785
	Mills Locacao Servicos e Logistica SA	12,800	20,085
	Moura Dubeux Engenharia SA	11,800	25,522
	Movida Participacoes SA	3,876	2,620
*	MRV Engenharia e Participacoes SA	74,300	71,706
	Multiplan Empreendimentos Imobiliarios SA	5,000	19,165
	Natura & Co. Holding SA	31,971	69,040
*	Oceanpact Servicos Maritimos SA	15,100	14,211
	Pet Center Comercio e Participacoes SA	36,500	29,292
	Petroreconcavo SA	21,266	57,750
	Positivo Tecnologia SA	18,900	18,466
	Romi SA	9,887	15,937
	Sao Martinho SA	16,100	62,510
	Trisul SA	16,000	14,538
	Tupy SA	19,896	72,788
	Ultrapar Participacoes SA (UGPA3 BZ)	21,261	60,173
	Unifique Telecomunicacoes SA	14,500	8,560
	Usinas Siderurgicas de Minas Gerais SA Usiminas	9,900	9,216
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	39,162
		Shares	Value»
BRAZIL — (Continued)
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	71,893	$59,541
	Vibra Energia SA	108,216	312,202
	Wiz Co.	10,400	10,624
	YDUQS Participacoes SA	16,171	28,363
*	Zamp SA	24,900	12,399
TOTAL BRAZIL			4,195,479
CANADA — (8.1%)
	Acadian Timber Corp.	3,300	39,145
	ADENTRA, Inc.	5,960	141,808
	ADF Group, Inc.	3,600	19,841
*	Advantage Energy Ltd.	96,400	612,221
	Aecon Group, Inc.	18,709	308,437
	AGF Management Ltd., Class B	22,400	173,855
	Alamos Gold, Inc. (AGI CN), Class A	28,315	592,074
	Alaris Equity Partners Income	11,300	154,492
	Algoma Central Corp.	3,700	37,984
	Algoma Steel Group, Inc. (ASTL US)	3,676	29,996
	AltaGas Ltd.	73,260	1,690,674
	Altius Minerals Corp.	12,949	240,653
	Amerigo Resources Ltd.	35,600	40,662
	ARC Resources Ltd.	157,602	2,699,083
*	Athabasca Oil Corp.	119,071	398,173
	AtkinsRealis Group, Inc.	4,228	211,844
#*	AutoCanada, Inc.	3,000	40,974
	B2Gold Corp. (BTG US)	271,540	657,127
	B2Gold Corp. (BTO CN)	37,384	90,286
#	Baytex Energy Corp.	114,972	276,088
#	Birchcliff Energy Ltd.	44,387	174,390
	Bird Construction, Inc.	159	2,588
	Black Diamond Group Ltd.	11,000	69,405
	Boralex, Inc., Class A	17,614	313,170
	Brookfield Wealth Solutions Ltd.	907	55,545
*	CAE, Inc. (CAE CN)	4,653	109,718
#*	CAE, Inc. (CAE US)	7,930	187,148
*	Calfrac Well Services Ltd.	12,754	33,172
	Calian Group Ltd.	2,307	78,225
*	Calibre Mining Corp.	4,107	7,319
	Canaccord Genuity Group, Inc.	22,000	148,952

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canacol Energy Ltd.	6,190	$16,227
	Canadian Tire Corp. Ltd., Class A	9,131	1,027,980
	Canadian Western Bank	27,924	1,112,080
*	Canfor Corp.	28,724	298,239
*	Capstone Copper Corp.	79,818	447,049
	Cardinal Energy Ltd.	36,370	158,158
	Cascades, Inc.	44,980	397,697
*	Celestica, Inc. (CLS CN)	1,064	131,361
*	Celestica, Inc. (CLS US)	4,106	506,968
	Centerra Gold, Inc.	72,600	454,078
	CES Energy Solutions Corp.	72,335	428,530
*	Cipher Pharmaceuticals, Inc.	2,347	21,946
	Cogeco Communications, Inc.	3,001	126,268
	Cogeco, Inc.	12,480	457,518
*	Conifex Timber, Inc.	8,294	1,826
	Converge Technology Solutions Corp.	33,480	78,094
*	Cronos Group, Inc. (CRON CN)	21,600	40,574
*	Cronos Group, Inc. (CRON US)	34,844	66,204
	Definity Financial Corp.	18,390	723,149
*	dentalcorp Holdings Ltd.	14,423	75,124
	Dexterra Group, Inc.	2,300	12,660
	Doman Building Materials Group Ltd.	18,957	103,175
*	Dorel Industries, Inc., Class B	5,500	19,641
	DREAM Unlimited Corp., Class A	10,000	151,787
	Dundee Precious Metals, Inc.	59,238	600,389
	Dye & Durham Ltd.	7,073	72,319
	Dynacor Group, Inc.	10,400	40,216
	E-L Financial Corp. Ltd.	500	481,904
*	Eldorado Gold Corp. (EGO US)	22,207	338,435
*	Eldorado Gold Corp. (ELD CN)	40,242	612,490
	Empire Co. Ltd., Class A	32,978	969,814
	Endeavour Mining PLC	43,136	887,153
		Shares	Value»
CANADA — (Continued)
*	Endeavour Silver Corp. (EXK US)	42,369	$167,358
	Enerflex Ltd. (EFX CN)	43,626	413,041
*	Ensign Energy Services, Inc.	69,588	151,304
	EQB, Inc.	8,265	616,228
#*	Equinox Gold Corp. (EQX CN)	18,476	111,491
#*	Equinox Gold Corp. (EQX US)	47,407	287,760
*	ERO Copper Corp. (ERO US)	20,077	269,032
	Exchange Income Corp.	3,833	147,507
	Exco Technologies Ltd.	7,000	33,956
	Finning International, Inc.	36,989	923,612
	First Majestic Silver Corp. (AG US)	41,840	238,488
	First Majestic Silver Corp. (FR CN)	14,361	81,817
*	Fortuna Mining Corp. (FSM US)	85,224	432,086
*	Fortuna Mining Corp. (FVI CN)	80	405
	Frontera Energy Corp.	8,807	49,509
*	Galiano Gold, Inc.	46,170	50,829
	Gamehost, Inc.	1,600	11,339
*	GDI Integrated Facility Services, Inc.	1,593	37,771
*	GoGold Resources, Inc.	37,647	39,892
*	Haivision Systems, Inc.	2,900	10,077
	Hammond Power Solutions, Inc.	1,400	100,625
*	Heroux-Devtek, Inc.	10,300	227,920
	High Liner Foods, Inc.	6,800	74,862
	Hudbay Minerals, Inc. (HBM CN)	80,845	666,405
	Hudbay Minerals, Inc. (HBM US)	2,760	22,825
	iA Financial Corp., Inc.	29,944	2,765,187
*	IAMGOLD Corp. (IAG US)	63,068	393,544
*	IAMGOLD Corp. (IMG CN)	62,872	391,071
	IGM Financial, Inc.	14,933	479,118
	Innergex Renewable Energy, Inc.	29,469	147,614
*	Interfor Corp.	15,644	182,990
	K-Bro Linen, Inc.	1,900	48,266

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Kelt Exploration Ltd.	45,290	$214,398
	Kinross Gold Corp. (K CN)	167,913	1,891,310
	Kinross Gold Corp. (KGC US)	169,515	1,912,129
*	Knight Therapeutics, Inc.	18,099	68,991
*	Kolibri Global Energy, Inc.	2,926	21,945
#	KP Tissue, Inc.	3,200	17,592
	Lassonde Industries, Inc., Class A	1,100	137,807
	Laurentian Bank of Canada	12,596	242,672
	Leon's Furniture Ltd.	8,521	152,321
*	Lightspeed Commerce, Inc. (LSPD CN)	1,500	21,622
*	Lightspeed Commerce, Inc. (LSPD US)	27,266	393,448
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	11,084	431,203
*	Lucara Diamond Corp.	96,116	23,808
	Lundin Mining Corp.	177,526	1,402,276
	Magellan Aerospace Corp.	4,379	29,076
*	Major Drilling Group International, Inc.	14,091	81,539
*	Mandalay Resources Corp.	16,200	53,170
	Maple Leaf Foods, Inc.	13,493	198,308
	Martinrea International, Inc.	26,137	158,079
*	Mattr Corp.	24,476	196,704
*	MDA Space Ltd.	22,285	353,591
	MEG Energy Corp.	78,509	1,287,281
	Melcor Developments Ltd.	4,500	39,540
	Methanex Corp. (MEOH US)	8,492	443,282
	Methanex Corp. (MX CN)	6,800	354,610
	MTY Food Group, Inc.	4,728	164,188
	Mullen Group Ltd.	27,386	280,766
	Neo Performance Materials, Inc.	5,581	32,334
*	New Gold, Inc. (NGD CN)	171,422	517,799
	North American Construction Group Ltd. (NOA CN)	3,100	58,871
		Shares	Value»
CANADA — (Continued)
	North American Construction Group Ltd. (NOA US)	1,700	$32,334
	Northland Power, Inc.	53,232	623,027
*	NuVista Energy Ltd.	53,200	476,232
*	Obsidian Energy Ltd. (OBE US)	17,275	89,139
	OceanaGold Corp.	281,030	839,213
	Osisko Gold Royalties Ltd. (OR CN)	5,966	110,342
	Pan American Silver Corp. (PAAS CN)	52,992	1,229,133
	Paramount Resources Ltd., Class A	19,972	395,489
	Parex Resources, Inc.	29,536	281,469
	Parkland Corp.	33,200	738,996
	Pason Systems, Inc.	4,800	43,596
*	Payfare, Inc.	9,486	25,521
	Petrus Resources Ltd.	7,000	6,599
#	Peyto Exploration & Development Corp.	52,912	571,225
	PHX Energy Services Corp.	11,400	71,851
	Pizza Pizza Royalty Corp.	8,600	76,926
	Polaris Renewable Energy, Inc.	7,900	69,795
*	Precision Drilling Corp. (PD CN)	580	33,822
*	Precision Drilling Corp. (PDS US)	3,265	190,317
	Premium Brands Holdings Corp.	7,720	417,460
	Primo Brands Corp.	24,818	803,359
*	Quarterhill, Inc.	33,599	38,376
	Rogers Sugar, Inc.	27,030	106,941
	Russel Metals, Inc.	17,634	493,463
	Sandstorm Gold Ltd. (SAND US)	12,649	73,997
	Sandstorm Gold Ltd. (SSL CN)	10,010	58,406
*	Sangoma Technologies Corp.	2,812	19,813
	Saputo, Inc.	45,538	756,695
	Secure Waste Infrastructure Corp.	74,611	771,086
*	Source Energy Services Ltd.	1,529	14,255
*	Spartan Delta Corp.	9,800	25,624
Ω	Spin Master Corp.	5,700	120,679
*	SSR Mining, Inc. (SSRM CN)	43,129	345,428
*Ω	STEP Energy Services Ltd.	9,547	29,100
	Superior Plus Corp.	36,692	151,984

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Supremex, Inc.	4,400	$10,929
	Surge Energy, Inc.	9,700	36,174
*	Taiga Building Products Ltd.	11,800	31,259
	Tamarack Valley Energy Ltd.	137,999	418,740
*	Taseko Mines Ltd. (TKO CN)	74,112	138,193
	TELUS Corp.	416	6,034
#*	Tilray Brands, Inc.	32,721	34,357
*	Torex Gold Resources, Inc.	25,846	548,273
	Total Energy Services, Inc.	6,901	53,086
	Tourmaline Oil Corp.	3,371	153,569
	Transcontinental, Inc., Class A	26,393	331,967
	Trican Well Service Ltd.	59,975	190,654
	Triple Flag Precious Metals Corp. (TFPM CN)	3,500	55,967
	Triple Flag Precious Metals Corp. (TFPM US)	854	13,690
*	Trisura Group Ltd. (TSU CN)	7,006	159,706
*	Valeura Energy, Inc.	2,110	10,250
	Veren, Inc. (VRN CN)	62,306	313,813
	Veren, Inc. (VRN US)	76,183	383,200
	Vermilion Energy, Inc. (VET US)	48,268	445,031
	VersaBank (VBNK CN)	3,835	52,484
*	VerticalScope Holdings, Inc.	2,836	23,963
*††	Victoria Gold Corp./Vancouver	259	64
	Wajax Corp.	6,900	98,751
*	Well Health Technologies Corp.	50,031	204,138
	West Fraser Timber Co. Ltd. (WFG CN)	8,807	763,594
#	West Fraser Timber Co. Ltd. (WFG US)	1,556	135,030
	Westshore Terminals Investment Corp.	6,600	106,174
	Whitecap Resources, Inc.	162,842	1,072,278
	Winpak Ltd.	8,514	253,308
*††	Xebec Adsorption, Inc.	18,924	0
TOTAL CANADA			57,425,059
CHILE — (0.1%)
*	CAP SA	13,424	74,428
		Shares	Value»
CHILE — (Continued)
	Empresa Nacional de Telecomunicaciones SA	47,111	$148,755
	Empresas CMPC SA	51,758	88,310
*	Ripley Corp. SA	323,786	94,254
	Salfacorp SA	145,634	88,227
	Sociedad Matriz SAAM SA	200,168	21,867
	SONDA SA	106,548	41,086
TOTAL CHILE			556,927
CHINA — (7.1%)
Ω	3SBio, Inc.	365,500	282,055
*	5I5J Holding Group Co. Ltd., Class A	60,500	25,468
	AAC Technologies Holdings, Inc.	144,000	750,301
	Accelink Technologies Co. Ltd., Class A	4,000	26,707
	Advanced Technology & Materials Co. Ltd., Class A	23,600	37,550
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	22,309
#*	Agile Group Holdings Ltd.	116,000	9,318
	Aisino Corp., Class A	19,500	22,953
Ω	A-Living Smart City Services Co. Ltd.	164,000	57,171
	Allmed Medical Products Co. Ltd., Class A	8,900	11,761
	Aluminum Corp. of China Ltd., Class H	116,000	74,664
*	Angang Steel Co. Ltd., Class H	184,000	35,840
	Anhui Conch Cement Co. Ltd., Class H	202,000	544,570
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	22,801
	Anhui Heli Co. Ltd., Class A	5,600	13,721
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	24,266
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	11,700	26,814
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,100	9,852

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	30,600	$24,463
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	15,800	19,004
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	26,100	30,240
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	33,805
	Anton Oilfield Services Group	504,000	43,896
	Aoshikang Technology Co. Ltd., Class A	4,500	15,166
	Aotecar New Energy Technology Co. Ltd., Class A	56,400	23,141
#Ω	AsiaInfo Technologies Ltd.	74,000	54,151
*	AustAsia Group Ltd.	32,320	4,542
	AviChina Industry & Technology Co. Ltd., Class H	481,000	224,386
Ω	BAIC Motor Corp. Ltd., Class H	364,000	102,617
	Bank of Changsha Co. Ltd., Class A	21,500	27,373
	Bank of Chongqing Co. Ltd., Class H	132,500	101,810
	Bank of Guiyang Co. Ltd., Class A	33,600	27,388
Ω	Bank of Qingdao Co. Ltd., Class H	84,000	33,022
	Bank of Suzhou Co. Ltd., Class A	42,940	46,975
	Bank of Xi'an Co. Ltd., Class A	48,800	23,649
	Baoxiniao Holding Co. Ltd., Class A	38,600	22,094
*	Baoye Group Co. Ltd., Class H	46,000	25,340
*	Baozun, Inc. (9991 HK), Class A	28,500	29,646
	BBMG Corp., Class H	274,000	25,392
	Beibuwan Port Co. Ltd., Class A	16,200	19,191
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	93,900	40,786
		Shares	Value»
CHINA — (Continued)
*	Beijing Capital International Airport Co. Ltd., Class H	332,000	$121,206
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	20,750	22,889
	Beijing Easpring Material Technology Co. Ltd., Class A	5,300	27,049
	Beijing Energy International Holding Co. Ltd.	54,600	7,078
	Beijing Enterprises Holdings Ltd.	97,500	334,875
	Beijing Enterprises Urban Resources Group Ltd.	36,000	1,849
	Beijing Enterprises Water Group Ltd.	860,000	238,711
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	32,100	22,786
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	19,726
	Beijing Haohua Energy Resource Co. Ltd., Class A	19,000	20,713
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	34,402
	Beijing Jingyuntong Technology Co. Ltd., Class A	39,200	14,099
*	Beijing Leike Defense Technology Co. Ltd., Class A	37,100	20,500
	Beijing North Star Co. Ltd., Class H	130,000	12,068
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	26,500	37,849
	Beijing Originwater Technology Co. Ltd., Class A	77,454	49,384
	Beijing Sanyuan Foods Co. Ltd., Class A	38,300	21,663
	Beijing Shougang Co. Ltd., Class A	40,100	16,713
	Beijing Sinnet Technology Co. Ltd., Class A	27,300	52,397

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing SL Pharmaceutical Co. Ltd., Class A	20,800	$19,389
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	7,607
	Beijing Strong Biotechnologies, Inc., Class A	11,400	20,781
*	Beijing Teamsun Technology Co. Ltd., Class A	26,500	32,889
*	Beijing Thunisoft Corp. Ltd., Class A	21,500	20,130
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	49,000	10,154
	Beijing Wandong Medical Technology Co. Ltd., Class A	3,200	6,368
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	16,608
	Beijing WKW Automotive Parts Co. Ltd., Class A	40,600	20,538
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,200	25,121
*	Beiqi Foton Motor Co. Ltd., Class A	104,398	33,746
*	Bengang Steel Plates Co. Ltd., Class A	44,600	20,471
	Binhai Investment Co. Ltd.	55,136	8,296
Ω	Blue Moon Group Holdings Ltd.	145,000	63,197
*	Blue Sail Medical Co. Ltd., Class A	29,200	19,183
Ω	BOC Aviation Ltd.	44,800	337,705
*	BOE HC SemiTek Corp.	33,600	32,479
	BOE Varitronix Ltd.	61,000	56,762
*	Bohai Leasing Co. Ltd., Class A	97,100	47,800
	Bright Dairy & Food Co. Ltd., Class A	18,300	20,594
	B-Soft Co. Ltd., Class A	46,800	26,302
		Shares	Value»
CHINA — (Continued)
	BTG Hotels Group Co. Ltd., Class A	9,800	$18,074
	C&D International Investment Group Ltd.	106,227	174,512
	C&S Paper Co. Ltd., Class A	24,800	22,673
*Ω	CALB Group Co. Ltd.	20,500	37,136
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	51,600	24,296
	Canmax Technologies Co. Ltd., Class A	9,400	28,305
	Canny Elevator Co. Ltd., Class A	12,200	11,388
	CCCC Design & Consulting Group Co. Ltd., Class A	13,500	15,870
	CECEP Solar Energy Co. Ltd., Class A	39,400	23,988
	CECEP Wind-Power Corp., Class A	68,250	28,341
	Central China New Life Ltd.	13,000	1,966
	Central China Securities Co. Ltd., Class H	158,000	32,048
#	CGN New Energy Holdings Co. Ltd.	298,000	85,891
*	CGN Nuclear Technology Development Co. Ltd., Class A	25,400	24,121
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	23,656
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	48,200	19,539
	Changshu Fengfan Power Equipment Co. Ltd., Class A	31,500	18,534
*	ChangYuan Technology Group Ltd., Class A	26,100	17,568
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	19,914
	Chengdu Hongqi Chain Co. Ltd., Class A	27,900	19,994

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	8,400	$22,357
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	20,558
	Chengdu Wintrue Holding Co. Ltd., Class A	22,900	24,899
	Chengtun Mining Group Co. Ltd., Class A	38,000	26,562
	Chengzhi Co. Ltd., Class A	20,900	21,326
*	China Aerospace International Holdings Ltd.	540,000	26,302
	China Aircraft Leasing Group Holdings Ltd.	25,500	10,864
	China Animal Husbandry Industry Co. Ltd., Class A	24,000	21,295
#*Ω	China Bohai Bank Co. Ltd., Class H	350,000	42,291
*	China Boton Group Co. Ltd.	52,000	10,459
	China CAMC Engineering Co. Ltd., Class A	29,200	31,146
#	China Chunlai Education Group Co. Ltd.	40,000	21,728
	China Cinda Asset Management Co. Ltd., Class H	1,649,000	251,633
#	China Coal Energy Co. Ltd., Class H	272,000	312,646
	China Coal Xinji Energy Co. Ltd., Class A	42,500	41,570
	China Communications Services Corp. Ltd., Class H	476,000	270,833
	China Conch Venture Holdings Ltd.	288,500	233,509
	China CYTS Tours Holding Co. Ltd., Class A	12,000	16,628
#Ω	China East Education Holdings Ltd.	107,000	35,650
#	China Education Group Holdings Ltd.	152,275	67,366
		Shares	Value»
CHINA — (Continued)
	China Electronics Huada Technology Co. Ltd.	126,000	$20,841
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	14,756
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	942,000	115,197
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	142,303	44,186
	China Everbright Water Ltd.	62,444	11,007
Ω	China Feihe Ltd.	585,000	402,665
	China Foods Ltd.	162,000	55,678
	China Galaxy Securities Co. Ltd., Class H	569,500	518,778
	China Gas Holdings Ltd.	463,800	384,477
*	China Gold International Resources Corp. Ltd. (2099 HK)	48,900	278,965
*	China Gold International Resources Corp. Ltd. (CGG CN)	61,049	350,328
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	34,100	39,611
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	21,484
#*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	7,908
	China Hongqiao Group Ltd.	432,000	726,244
††	China Huiyuan Juice Group Ltd.	110,500	4,972
	China International Marine Containers Group Co. Ltd., Class H	182,820	128,522
	China Isotope & Radiation Corp.	7,600	10,225
	China Jinmao Holdings Group Ltd.	1,157,846	135,831

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Kepei Education Group Ltd.	70,000	$13,094
	China Lesso Group Holdings Ltd.	236,000	102,853
	China Lilang Ltd.	89,000	45,745
*Ω	China Literature Ltd.	73,400	247,155
	China Medical System Holdings Ltd.	204,000	184,130
#	China Meidong Auto Holdings Ltd.	146,000	41,781
	China Mengniu Dairy Co. Ltd.	428,000	857,967
	China Merchants Port Holdings Co. Ltd.	306,664	521,475
	China Merchants Property Operation & Service Co. Ltd., Class A	12,900	17,443
	China Modern Dairy Holdings Ltd.	540,000	63,133
	China National Accord Medicines Corp. Ltd., Class A	5,600	19,846
#	China National Building Material Co. Ltd., Class H	634,200	303,325
	China National Medicines Corp. Ltd., Class A	8,000	35,606
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	17,279
	China Nonferrous Mining Corp. Ltd.	164,000	108,132
*	China Oil & Gas Group Ltd.	920,000	19,195
	China Oilfield Services Ltd., Class H	268,000	239,899
	China Overseas Grand Oceans Group Ltd.	256,646	57,528
	China Overseas Land & Investment Ltd.	605,000	964,258
	China Petroleum Engineering Corp., Class A	89,200	42,425
	China Railway Group Ltd., Class H	546,000	264,420
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	32,490
		Shares	Value»
CHINA — (Continued)
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	$101,071
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	23,458
	China Reinsurance Group Corp., Class H	1,202,000	125,484
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,700	22,802
	China Resources Building Materials Technology Holdings Ltd.	272,000	52,681
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	7,800	20,836
	China Resources Gas Group Ltd.	6,700	22,776
	China Resources Medical Holdings Co. Ltd.	143,500	69,065
Ω	China Resources Pharmaceutical Group Ltd.	349,000	234,813
#	China Risun Group Ltd.	252,000	88,051
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	28,897
*	China Shanshui Cement Group Ltd.	270,000	17,786
Ω	China Shengmu Organic Milk Ltd.	623,000	14,283
	China State Construction Development Holdings Ltd.	38,000	9,440
	China State Construction International Holdings Ltd.	368,000	540,157
*	China Sunshine Paper Holdings Co. Ltd.	134,000	35,111
	China Taiping Insurance Holdings Co. Ltd.	293,000	437,373
	China Tianying, Inc., Class A	27,400	17,209
*	China Traditional Chinese Medicine Holdings Co. Ltd.	688,000	168,739

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China TransInfo Technology Co. Ltd., Class A	23,600	$26,807
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	10,051
*	China Vanke Co. Ltd., Class H	388,200	289,998
	China West Construction Group Co. Ltd., Class A	30,500	25,403
	China XLX Fertiliser Ltd.	112,000	58,583
#	China Yongda Automobiles Services Holdings Ltd.	217,500	70,984
*Ω	China Youran Dairy Group Ltd.	466,000	117,560
	China Zheshang Bank Co. Ltd., Class H	444,599	128,628
††	China Zhongwang Holdings Ltd.	319,600	12,920
	Chinasoft International Ltd.	394,000	265,867
	Chongqing Department Store Co. Ltd., Class A	6,200	25,530
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	20,851
	Chongqing Gas Group Corp. Ltd., Class A	24,249	19,345
	Chongqing Machinery & Electric Co. Ltd., Class H	106,000	9,412
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	286,450
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	20,442
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	54,604
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,400	26,803
	CIMC Enric Holdings Ltd.	134,000	120,971
*	Cinda Real Estate Co. Ltd., Class A	18,201	10,705
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	20,385
		Shares	Value»
CHINA — (Continued)
	City Development Environment Co. Ltd., Class A	13,200	$23,386
#*	Citychamp Watch & Jewellery Group Ltd.	252,000	22,663
#*	ClouDr Group Ltd.	31,200	5,055
	CMST Development Co. Ltd., Class A	24,300	19,795
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	61,200	35,848
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	18,477
*	COFCO Biotechnology Co. Ltd., Class A	25,600	18,956
#*	COFCO Joycome Foods Ltd.	516,000	91,149
	COFCO Sugar Holding Co. Ltd., Class A	31,100	40,949
*	Comba Telecom Systems Holdings Ltd.	276,000	35,947
	Concord New Energy Group Ltd.	1,310,000	80,106
	Continental Aerospace Technologies Holding Ltd.	570,000	8,067
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	164,000	151,324
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	28,300	26,752
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	20,897
	CSG Holding Co. Ltd., Class A	44,700	30,728
	CSPC Pharmaceutical Group Ltd.	1,006,000	579,937
	Daan Gene Co. Ltd., Class A	32,400	23,614
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	20,689
	Dashang Co. Ltd., Class A	13,879	50,477
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	19,720

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Deppon Logistics Co. Ltd., Class A	15,800	$31,842
*	Dezhan Healthcare Co. Ltd., Class A	60,500	25,057
	Dian Diagnostics Group Co. Ltd., Class A	13,600	19,647
	Digital China Group Co. Ltd., Class A	13,600	61,572
	Digital China Information Service Group Co. Ltd., Class A	17,900	26,993
	Dongfang Electric Corp. Ltd., Class H	42,800	49,623
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	13,447
	Dongguan Development Holdings Co. Ltd., Class A	12,900	17,893
	Dongxing Securities Co. Ltd., Class A	23,800	34,886
#	Dongyue Group Ltd.	306,000	326,500
	Dynagreen Environmental Protection Group Co. Ltd., Class H	96,000	41,174
	Easyhome New Retail Group Co. Ltd., Class A	62,200	29,283
	E-Commodities Holdings Ltd.	272,000	39,173
	Edvantage Group Holdings Ltd.	95,441	25,294
	EEKA Fashion Holdings Ltd.	46,000	50,871
*††	Elion Energy Co. Ltd., Class A	29,100	1,162
	Essex Bio-technology Ltd.	22,000	8,138
	Eternal Asia Supply Chain Management Ltd., Class A	53,500	30,347
	Ever Sunshine Services Group Ltd.	126,000	29,848
Ω	Everbright Securities Co. Ltd., Class H	13,400	13,094
#*Ω	Everest Medicines Ltd.	9,000	46,686
	Fangda Special Steel Technology Co. Ltd., Class A	37,300	21,307
		Shares	Value»
CHINA — (Continued)
	FAWER Automotive Parts Co. Ltd., Class A	15,600	$11,134
	FESCO Group Co. Ltd., Class A	4,400	11,343
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	10,320	26,941
*	FIH Mobile Ltd.	597,000	61,524
*	Financial Street Holdings Co. Ltd., Class A	71,300	29,830
	First Capital Securities Co. Ltd., Class A	22,500	23,980
	Fosun International Ltd.	164,000	89,678
	Fu Shou Yuan International Group Ltd.	221,000	121,779
	Fufeng Group Ltd.	298,000	199,318
	Fujian Star-net Communication Co. Ltd., Class A	13,300	35,929
	Fujian Sunner Development Co. Ltd., Class A	21,500	41,893
	Gansu Energy Chemical Co. Ltd., Class A	83,500	29,933
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	67,400	13,672
	Gansu Shangfeng Cement Co. Ltd., Class A	19,300	19,315
	Gansu Yasheng Industrial Group Co. Ltd., Class A	51,300	19,822
	GCL Energy Technology Co. Ltd., Class A	18,300	18,637
*	GDS Holdings Ltd. (9698 HK), Class A	49,400	133,546
	Gemdale Corp., Class A	52,200	33,046
#	Gemdale Properties & Investment Corp. Ltd.	1,408,000	49,037
*	Genimous Technology Co. Ltd., Class A	28,400	32,910
	GF Securities Co. Ltd., Class H	140,600	190,680

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Global New Material International Holdings Ltd.	74,000	$34,492
	Goldenmax International Group Ltd., Class A	17,200	19,408
	Goldwind Science & Technology Co. Ltd., Class H	94,000	65,884
*	Goodbaby International Holdings Ltd.	168,000	23,862
	Grand Pharmaceutical Group Ltd.	167,000	90,572
	Greatview Aseptic Packaging Co. Ltd.	183,000	61,696
	Greentown China Holdings Ltd.	213,500	236,680
Ω	Greentown Management Holdings Co. Ltd.	64,000	24,039
	Greentown Service Group Co. Ltd.	254,000	118,376
	Guangdong Advertising Group Co. Ltd., Class A	27,400	31,067
	Guangdong Construction Engineering Group Co. Ltd., Class A	45,100	21,668
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	17,215
	Guangdong DFP New Material Group Co. Ltd.	47,100	21,378
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	35,198
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	8,609
	Guangdong Dowstone Technology Co. Ltd., Class A	15,500	28,179
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	30,200	13,299
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	21,615
		Shares	Value»
CHINA — (Continued)
	Guangdong Provincial Expressway Development Co. Ltd., Class A	26,900	$48,007
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,100	20,740
	Guangdong Vanward New Electric Co. Ltd., Class A	16,800	24,932
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,100	34,787
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	61,700	21,413
	Guangshen Railway Co. Ltd., Class H	282,000	76,364
	Guangxi Liugong Machinery Co. Ltd., Class A	27,400	44,090
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	17,463
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	62,000	19,781
	Guangzhou Baiyun International Airport Co. Ltd., Class A	19,000	24,658
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	63,044
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,700	26,826
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	18,781
	Guilin Layn Natural Ingredients Corp., Class A	17,200	17,698
	Guizhou Chanhen Chemical Corp., Class A	6,900	21,347
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	39,403	27,190
	Guizhou Tyre Co. Ltd., Class A	34,100	22,756

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	48,100	$26,111
	Guizhou Zhenhua E-chem, Inc., Class A	13,700	18,925
*	Guoguang Electric Co. Ltd., Class A	13,500	33,793
	Guomai Technologies, Inc., Class A	10,500	11,109
	Hainan Drinda New Energy Technology Co. Ltd., Class A	4,600	35,846
	Hainan Haide Capital Management Co. Ltd., Class A	20,500	16,936
*	Hainan Meilan International Airport Co. Ltd., Class H	31,000	31,503
	Haitian International Holdings Ltd.	61,000	162,172
	Haitong Securities Co. Ltd., Class H	76,000	66,509
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	47,325
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	23,300	27,711
	Hangzhou GreatStar Industrial Co. Ltd.	6,900	30,670
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,400	23,728
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	12,100	20,985
	Hangzhou Iron & Steel Co., Class A	35,400	25,375
	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,200	22,758
	Hangzhou Robam Appliances Co. Ltd., Class A	14,000	40,443
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	3,100	11,201
	Han's Laser Technology Industry Group Co. Ltd., Class A	14,100	49,922
	Hanwei Electronics Group Corp., Class A	9,600	35,545
		Shares	Value»
CHINA — (Continued)
	Harbin Electric Co. Ltd., Class H	158,000	$64,483
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	16,900	25,490
*	Harbin Pharmaceutical Group Co. Ltd., Class A	25,900	13,271
	HBIS Resources Co. Ltd., Class A	10,900	21,426
*Ω	HBM Holdings Ltd.	64,000	30,214
	Health & Happiness H&H International Holdings Ltd.	54,500	57,228
	Hefei Urban Construction Development Co. Ltd., Class A	3,000	2,725
#	Helens International Holdings Co. Ltd.	52,000	13,692
	Henan Liliang Diamond Co. Ltd., Class A	6,400	29,028
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	34,521
	Henan Pinggao Electric Co. Ltd., Class A	20,100	49,585
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	25,533
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	7,296
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	21,937
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	24,468
	Hengan International Group Co. Ltd.	50,000	136,881
	Hengtong Logistics Co. Ltd., Class A	8,100	10,450
	Hengyi Petrochemical Co. Ltd., Class A	35,500	30,054
	Hesteel Co. Ltd., Class A	133,300	39,511
	Hitevision Co. Ltd., Class A	7,600	24,819
*	Hopson Development Holdings Ltd.	200,693	76,949

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Horizon Construction Development Ltd.	162,000	$25,295
	Hoyuan Green Energy Co. Ltd., Class A	12,600	26,879
	Huaan Securities Co. Ltd., Class A	44,460	34,462
	Huadian Heavy Industries Co. Ltd., Class A	10,800	10,019
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,400	31,162
	Huafu Fashion Co. Ltd., Class A	36,000	23,360
	Huaihe Energy Group Co. Ltd., Class A	23,400	10,745
	Huapont Life Sciences Co. Ltd., Class A	24,200	12,856
Ω	Huatai Securities Co. Ltd., Class H	102,200	175,996
	Huaxin Cement Co. Ltd. (6655 HK), Class H	47,800	46,385
	Hubei Chutian Smart Communication Co. Ltd., Class A	20,700	12,592
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	6,800	20,544
	Hubei Yihua Chemical Industry Co. Ltd., Class A	11,300	18,833
	Hubei Zhenhua Chemical Co. Ltd., Class A	11,500	20,328
	Huishang Bank Corp. Ltd., Class H	135,800	43,060
*Ω	Huitongda Network Co. Ltd., Class H	12,000	22,334
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	53,300	18,422
	Hunan Gold Corp. Ltd., Class A	13,200	31,577
*Ω	Hygeia Healthcare Holdings Co. Ltd.	68,200	111,717
*	HyUnion Holding Co. Ltd., Class A	23,200	17,797
	IKD Co. Ltd., Class A	17,400	42,530
	Infore Environment Technology Group Co. Ltd., Class A	39,700	26,135
	Inmyshow Digital Technology Group Co. Ltd., Class A	30,000	21,186
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	15,000	$41,876
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	22,680	30,147
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,500	25,873
	Inspur Digital Enterprise Technology Ltd.	80,000	45,616
	Intco Medical Technology Co. Ltd., Class A	9,720	36,495
#*	iQIYI, Inc., ADR	34,083	73,960
	Jade Bird Fire Co. Ltd., Class A	16,600	26,236
	Jangho Group Co. Ltd., Class A	27,400	20,092
*Ω	JD Logistics, Inc.	266,400	458,734
	Jiang Su Suyan Jingshen Co. Ltd., Class A	17,200	26,103
	Jiangling Motors Corp. Ltd., Class A	9,400	29,291
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	31,400	25,586
	Jiangsu Azure Corp., Class A	17,900	30,272
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	56,000	24,732
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,600	16,683
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	42,020	42,956
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	28,900	33,649
	Jiangsu General Science Technology Co. Ltd., Class A	27,500	21,044
	Jiangsu Guomao Reducer Co. Ltd., Class A	17,300	32,640

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,700	$13,236
*	Jiangsu High Hope International Group Corp., Class A	56,400	19,938
	Jiangsu Huachang Chemical Co. Ltd., Class A	23,300	26,310
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	19,990
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	15,451
	Jiangsu Lihua Foods Group Co. Ltd.	7,900	20,617
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	20,266
	Jiangsu Pacific Quartz Co. Ltd., Class A	6,800	24,715
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	15,008
	Jiangsu Shentong Valve Co. Ltd., Class A	12,800	21,609
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,900	23,713
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	32,600	24,069
	Jiangsu Yinhe Electronics Co. Ltd., Class A	36,400	26,938
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	34,600	20,383
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	90,600	34,755
	Jiangxi Bank Co. Ltd., Class H	71,500	6,771
	Jiangxi Ganyue Expressway Co. Ltd., Class A	32,800	24,246
	Jiangxi Guotai Group Co. Ltd., Class A	13,300	19,948
		Shares	Value»
CHINA — (Continued)
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	$13,087
	Jihua Group Corp. Ltd., Class A	67,000	23,566
*	Jilin Chemical Fibre, Class A	39,400	18,513
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	1,845
	Jinchuan Group International Resources Co. Ltd.	425,000	28,529
	Jingjin Equipment, Inc., Class A	7,900	18,338
*	Jinke Smart Services Group Co. Ltd., Class H	29,900	26,510
#	JinkoSolar Holding Co. Ltd., ADR	8,667	180,014
	Jinlei Technology Co. Ltd., Class A	10,000	26,889
	Jinmao Property Services Co. Ltd.	15,891	5,065
Ω	Jinxin Fertility Group Ltd.	449,000	140,226
	Jinyu Bio-Technology Co. Ltd., Class A	23,800	21,780
#Ω	Jiumaojiu International Holdings Ltd.	152,000	51,512
	Jizhong Energy Resources Co. Ltd., Class A	31,400	26,094
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	19,800	29,776
	Jointown Pharmaceutical Group Co. Ltd., Class A	31,933	21,970
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,100	21,725
	Joy City Property Ltd.	738,000	19,371
	JS Corrugating Machinery Co. Ltd., Class A	15,100	25,265
#*Ω	JS Global Lifestyle Co. Ltd.	189,500	44,554
	JSTI Group, Class A	22,800	29,927
*	Ju Teng International Holdings Ltd.	128,000	14,344
	Juewei Food Co. Ltd., Class A	8,600	17,296

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jutal Offshore Oil Services Ltd.	94,000	$8,552
*	JY Grandmark Holdings Ltd.	50,000	1,864
	Kailuan Energy Chemical Co. Ltd., Class A	9,400	8,477
	Kaishan Group Co. Ltd., Class A	16,700	22,210
	Kangji Medical Holdings Ltd.	59,000	48,801
*	KBC Corp. Ltd., Class A	4,419	11,696
	Keda Industrial Group Co. Ltd., Class A	10,800	12,077
	Keshun Waterproof Technologies Co. Ltd., Class A	33,700	22,032
	Kinetic Development Group Ltd.	442,000	70,362
	Kingboard Holdings Ltd.	115,000	293,046
	Kingboard Laminates Holdings Ltd.	60,000	60,173
	Kingfa Sci & Tech Co. Ltd., Class A	41,200	52,928
#*	Kingsoft Cloud Holdings Ltd.	82,000	67,918
*	Ko Yo Chemical Group Ltd.	668,000	3,514
	Kuangda Technology Group Co. Ltd., Class A	42,400	28,679
	Kunlun Energy Co. Ltd.	756,000	721,853
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	26,900	19,598
	Lao Feng Xiang Co. Ltd., Class A	5,000	35,632
	Laobaixing Pharmacy Chain JSC, Class A	9,100	19,687
	Launch Tech Co. Ltd., Class H	62,500	77,838
	Lee & Man Chemical Co. Ltd.	38,000	19,628
	Lee & Man Paper Manufacturing Ltd.	299,000	86,116
	Lee's Pharmaceutical Holdings Ltd.	45,000	7,096
*Ω	Legend Holdings Corp., Class H	84,000	79,412
	Leo Group Co. Ltd., Class A	52,500	26,153
		Shares	Value»
CHINA — (Continued)
	Leoch International Technology Ltd.	116,000	$22,582
	Li Ning Co. Ltd.	352,500	728,941
	Lianhe Chemical Technology Co. Ltd., Class A	24,900	20,464
	Liaoning Port Co. Ltd., Class H	284,000	25,767
*	Lier Chemical Co. Ltd., Class A	13,600	15,901
#	Lingbao Gold Group Co. Ltd., Class H	46,000	28,139
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	8,100	18,076
	LK Technology Holdings Ltd.	22,500	8,056
	Loncin Motor Co. Ltd., Class A	38,300	53,667
Ω	Longfor Group Holdings Ltd.	264,000	335,568
	Longhua Technology Group Luoyang Co. Ltd., Class A	28,700	27,158
	Longshine Technology Group Co. Ltd., Class A	8,900	12,454
	Lucky Harvest Co. Ltd., Class A	6,600	39,343
	Luenmei Quantum Co. Ltd., Class A	29,100	22,281
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,700	23,836
	Luxi Chemical Group Co. Ltd., Class A	19,600	32,030
*Ω	Luye Pharma Group Ltd.	452,500	121,104
*	Maanshan Iron & Steel Co. Ltd., Class H	68,000	15,243
	Maccura Biotechnology Co. Ltd., Class A	14,000	23,877
#*Ω	Maoyan Entertainment	99,400	110,479
	Meilleure Health International Industry Group Ltd.	432,000	16,173
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	66,600	40,078
	Mesnac Co. Ltd., Class A	22,100	26,606
	Metallurgical Corp. of China Ltd., Class H	528,000	103,389

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Microport Cardioflow Medtech Corp.	112,000	$11,134
#Ω	Midea Real Estate Holding Ltd.	51,200	19,261
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	1,600	11,603
	Ming Yang Smart Energy Group Ltd., Class A	31,100	44,592
*	Minmetals Development Co. Ltd., Class A	21,300	20,273
*	Minmetals Land Ltd.	340,000	12,873
*	Minth Group Ltd.	142,000	283,611
	MLS Co. Ltd., Class A	24,900	27,986
*	MMG Ltd.	487,199	160,449
*Ω	Mobvista, Inc.	49,000	45,156
	Moon Environment Technology Co. Ltd., Class A	15,200	25,093
	Morimatsu International Holdings Co. Ltd.	56,000	33,952
	Nanhua Futures Co. Ltd., Class A	12,200	19,767
	NanJi E-Commerce Co. Ltd., Class A	28,700	19,642
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	28,856
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	48,006
	Nanjing Pharmaceutical Co. Ltd., Class A	31,500	21,250
*	Nanjing Tanker Corp., Class A	66,500	29,284
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	10,200	9,042
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,900	19,824
	NetDragon Websoft Holdings Ltd.	49,500	64,500
	Neusoft Corp., Class A	20,400	26,696
	New China Life Insurance Co. Ltd., Class H	153,600	480,710
	Newland Digital Technology Co. Ltd., Class A	4,000	10,973
		Shares	Value»
CHINA — (Continued)
	Nexteer Automotive Group Ltd.	143,000	$66,264
#*	Nine Dragons Paper Holdings Ltd.	198,000	80,481
	Ningbo Boway Alloy Material Co. Ltd., Class A	8,400	22,977
	Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	33,194
	Ningbo Jintian Copper Group Co. Ltd., Class A	30,400	25,615
	Ningbo Joyson Electronic Corp., Class A	18,400	43,363
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,800	23,550
	Ningbo Shanshan Co. Ltd., Class A	38,300	36,767
	Ningbo Xusheng Group Co. Ltd., Class A	12,600	27,754
	Ningbo Yunsheng Co. Ltd., Class A	10,700	11,207
	NKY Medical Holdings Ltd., Class A	13,700	26,520
	Norinco International Cooperation Ltd., Class A	22,300	29,808
	North Chemical Industries Co. Ltd., Class A	15,200	18,998
	North China Pharmaceutical Co. Ltd., Class A	34,500	26,392
	North Huajin Chemical Industries Co. Ltd., Class A	38,800	23,308
	Northeast Pharmaceutical Group Co. Ltd., Class A	35,500	24,490
	Northeast Securities Co. Ltd., Class A	28,400	30,054
*	Nuode New Materials Co. Ltd., Class A	10,200	5,217
	Offshore Oil Engineering Co. Ltd., Class A	33,800	25,089
#	Onewo, Inc., Class H	31,900	90,413
	Opple Lighting Co. Ltd., Class A	7,800	17,884
	ORG Technology Co. Ltd., Class A	58,200	40,422

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Orient International Enterprise Ltd., Class A	9,500	$8,552
Ω	Orient Securities Co. Ltd., Class H	164,400	106,395
*	Oriental Energy Co. Ltd., Class A	34,900	47,191
	Pacific Online Ltd.	18,000	718
	PCI Technology Group Co. Ltd., Class A	40,700	25,444
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	164,500	3,170
	PhiChem Corp., Class A	13,700	30,048
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	21,000	26,131
*	Polaris Bay Group Co. Ltd., Class A	19,700	18,393
	Poly Property Group Co. Ltd.	379,637	71,475
	Poly Property Services Co. Ltd., Class H	24,800	87,487
	Porton Pharma Solutions Ltd., Class A	6,900	15,032
	Prinx Chengshan Holdings Ltd.	20,000	19,826
	Pylon Technologies Co. Ltd., Class A	3,881	20,249
*	Q Technology Group Co. Ltd.	123,000	123,083
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	28,981
	Qingdao East Steel Tower Stock Co. Ltd., Class A	38,100	37,400
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	15,790
	Qingdao Gon Technology Co. Ltd., Class A	3,600	11,947
Ω	Qingdao Port International Co. Ltd., Class H	87,000	67,682
	Qingdao Rural Commercial Bank Corp., Class A	127,700	52,691
		Shares	Value»
CHINA — (Continued)
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	13,100	$16,953
	Qinhuangdao Port Co. Ltd., Class H	74,500	19,757
	Rainbow Digital Commercial Co. Ltd., Class A	38,250	24,863
*Ω	Red Star Macalline Group Corp. Ltd., Class H	122,000	23,646
*Ω	Redco Properties Group Ltd.	156,000	3,043
	Renhe Pharmacy Co. Ltd., Class A	26,500	20,517
	Rianlon Corp., Class A	6,700	26,016
	Risen Energy Co. Ltd., Class A	14,900	21,998
	Riyue Heavy Industry Co. Ltd., Class A	12,300	20,526
	Rizhao Port Co. Ltd., Class A	56,400	23,669
	Rongan Property Co. Ltd., Class A	54,000	14,443
*	RongFa Nuclear Equipment Co. Ltd., Class A	49,300	31,884
	Runjian Co. Ltd., Class A	3,100	13,774
*	Sansteel Minguang Co. Ltd. Fujian, Class A	54,900	24,753
	Sansure Biotech, Inc., Class A	9,291	25,899
	Sany Heavy Equipment International Holdings Co. Ltd.	209,000	135,684
	Sealand Securities Co. Ltd., Class A	103,000	56,871
#*	Seazen Group Ltd.	568,000	126,223
*	Seazen Holdings Co. Ltd., Class A	16,700	26,029
	S-Enjoy Service Group Co. Ltd.	63,000	23,893
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	44,500	26,629
*	Shaanxi Heimao Coking Co. Ltd., Class A	58,400	24,815

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	29,350	$27,410
	Shandong Bohui Paper Industrial Co. Ltd., Class A	30,100	19,779
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	23,500	24,652
	Shandong Haihua Co. Ltd., Class A	23,600	16,911
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	14,900	11,798
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	46,100	21,954
	Shandong Humon Smelting Co. Ltd., Class A	11,000	16,573
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	10,900	19,176
	Shandong Lukang Pharma, Class A	17,900	22,033
	Shandong Pharmaceutical Glass Co. Ltd., Class A	6,300	20,953
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	2,000	13,476
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	183,200	114,334
	Shandong WIT Dyne Health Co. Ltd., Class A	6,000	23,354
	Shandong Xiantan Co. Ltd., Class A	11,300	9,051
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	15,500	14,037
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	20,000	28,825
	Shanghai Bailian Group Co. Ltd., Class A	25,800	34,722
		Shares	Value»
CHINA — (Continued)
	Shanghai Bright Meat Group Co. Ltd., Class A	27,000	$24,537
	Shanghai Datun Energy Resources Co. Ltd., Class A	13,300	23,119
	Shanghai Environment Group Co. Ltd., Class A	21,400	23,229
	Shanghai Gench Education Group Ltd.	16,500	6,017
	Shanghai Huayi Group Co. Ltd., Class A	22,900	21,346
	Shanghai Industrial Holdings Ltd.	81,000	117,790
	Shanghai Industrial Urban Development Group Ltd.	304,800	13,145
	Shanghai Jahwa United Co. Ltd., Class A	4,000	8,611
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,000	25,483
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	24,600	20,619
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	42,399
*	Shanghai Milkground Food Tech Co. Ltd., Class A	8,700	21,967
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,800	215,760
	Shanghai Pret Composites Co. Ltd., Class A	17,300	22,023
	Shanghai QiFan Cable Co. Ltd., Class A	9,600	20,180
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	23,728
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	19,578
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	12,900	12,320

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	$46,630
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	11,000	17,690
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	42,001	32,575
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	45,100	24,338
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	26,300	33,853
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	13,634
	Shantui Construction Machinery Co. Ltd., Class A	17,600	24,343
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,000	23,136
	Shanxi Coking Co. Ltd., Class A	36,800	19,391
	Shanxi Hi-speed Group Co. Ltd., Class A	32,600	21,439
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	27,377
*Ω	Shengjing Bank Co. Ltd., Class H	95,000	12,401
	Shenma Industry Co. Ltd., Class A	26,406	27,144
	Shenzhen Airport Co. Ltd., Class A	36,800	35,865
	Shenzhen Aisidi Co. Ltd., Class A	14,000	24,516
	Shenzhen Center Power Tech Co. Ltd., Class A	10,500	23,600
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	18,637
	Shenzhen Colibri Technologies Co. Ltd., Class A	11,800	25,494
	Shenzhen Das Intellitech Co. Ltd., Class A	65,900	29,258
	Shenzhen Desay Battery Technology Co., Class A	5,980	18,621
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Dynanonic Co. Ltd., Class A	5,800	$25,759
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	21,386
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	18,500	22,457
	Shenzhen Gas Corp. Ltd., Class A	31,800	29,109
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	23,551
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,500	11,438
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,200	48,645
	Shenzhen International Holdings Ltd.	282,255	252,637
	Shenzhen Investment Ltd.	100,000	10,420
	Shenzhen Invt Electric Co. Ltd., Class A	20,200	20,581
	Shenzhen Jinjia Group Co. Ltd., Class A	40,200	22,290
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	20,813
	Shenzhen Kedali Industry Co. Ltd., Class A	2,100	31,747
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	9,100	20,039
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	39,053
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	20,004
	Shenzhen Leaguer Co. Ltd., Class A	19,200	21,237
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	28,399
	Shenzhen MTC Co. Ltd., Class A	47,100	34,860

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	69,600	$22,766
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	67,000	20,309
	Shenzhen Noposin Crop Science Co. Ltd., Class A	11,900	16,209
	Shenzhen Pagoda Industrial Group Corp. Ltd.	249,500	40,396
	Shenzhen Senior Technology Material Co. Ltd., Class A	20,700	28,036
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	23,841
	Shenzhen Topband Co. Ltd., Class A	16,700	32,971
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	61,419
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,696	35,718
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	19,309
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	11,400	43,755
*	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	13,739
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	38,839
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	16,300	39,687
	Shinva Medical Instrument Co. Ltd., Class A	13,920	30,846
	Shougang Fushan Resources Group Ltd.	499,852	153,060
††	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	1,006
		Shares	Value»
CHINA — (Continued)
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	38,900	$29,005
	Shui On Land Ltd.	685,000	56,400
	Sichuan Chengfei Integration Technology Corp., Class A	7,000	16,096
	Sichuan EM Technology Co. Ltd., Class A	18,700	20,405
	Sichuan Haite High-tech Co. Ltd., Class A	9,300	12,539
	Sichuan Hebang Biotechnology Co. Ltd., Class A	93,900	24,608
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	13,293
	Sichuan Yahua Industrial Group Co. Ltd., Class A	16,200	29,461
	Sihuan Pharmaceutical Holdings Group Ltd.	885,000	67,442
	SIIC Environment Holdings Ltd. (807 HK)	64,000	7,412
	SIIC Environment Holdings Ltd. (SIIC SP)	349,300	39,127
Ω	Simcere Pharmaceutical Group Ltd.	55,000	48,428
	Sino Biopharmaceutical Ltd.	950,000	345,353
*	Sinochem International Corp., Class A	36,300	18,781
	Sinofert Holdings Ltd.	518,000	74,679
	Sinoma International Engineering Co., Class A	14,100	18,612
	Sinoma Science & Technology Co. Ltd., Class A	22,400	37,628
	Sinomach Automobile Co. Ltd., Class A	21,100	18,525
	Sinomach Precision Industry Group Co. Ltd., Class A	7,100	12,819

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinomine Resource Group Co. Ltd., Class A	5,300	$27,691
	Sinopec Engineering Group Co. Ltd., Class H	269,000	215,280
*	Sinopec Oilfield Equipment Corp., Class A	28,700	24,783
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	358,000	55,777
	Sinopharm Group Co. Ltd., Class H	223,200	590,306
	Sino-Platinum Metals Co. Ltd., Class A	10,790	20,452
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	22,294
	Sinosteel New Materials Co. Ltd., Class A	20,200	20,307
	Sinotrans Ltd., Class H	409,000	195,132
	Sinotruk Jinan Truck Co. Ltd., Class A	19,900	50,902
	Skyworth Group Ltd.	269,978	93,256
Ω	Smoore International Holdings Ltd.	29,000	46,948
	Snowsky Salt Industry Group Co. Ltd., Class A	29,900	22,185
	Sobute New Materials Co. Ltd., Class A	6,400	6,569
*	SOHO China Ltd.	286,000	23,943
	SSY Group Ltd.	196,000	79,679
	Stanley Agricultural Group Co. Ltd., Class A	24,600	24,640
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	29,900	26,154
	STO Express Co. Ltd., Class A	17,500	25,714
	Sumec Corp. Ltd., Class A	11,800	15,498
	Sun Art Retail Group Ltd.	397,500	86,943
#*	Sun King Technology Group Ltd.	130,000	22,618
	Suning Universal Co. Ltd., Class A	98,300	30,334
*	Sunstone Development Co. Ltd., Class A	10,700	21,212
		Shares	Value»
CHINA — (Continued)
	Sunward Intelligent Equipment Co. Ltd., Class A	27,200	$26,182
	Sunwoda Electronic Co. Ltd., Class A	11,500	33,977
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	23,693
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	13,300	61,603
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	28,600	20,481
	Symphony Holdings Ltd.	280,000	29,811
*	Tangrenshen Group Co. Ltd., Class A	26,800	18,046
*	Tangshan Jidong Cement Co. Ltd., Class A	38,400	26,282
	TangShan Port Group Co. Ltd., Class A	58,200	36,289
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	18,906
	Tayho Advanced Materials Group Co. Ltd., Class A	24,900	30,864
	TCL Electronics Holdings Ltd.	176,000	154,327
	TDG Holdings Co. Ltd., Class A	25,500	24,230
	Tian An China Investment Co. Ltd.	115,000	68,462
	Tian Di Science & Technology Co. Ltd., Class A	50,500	41,814
*††	Tian Shan Development Holding Ltd.	62,000	0
	Tiande Chemical Holdings Ltd.	56,000	8,208
	Tiangong International Co. Ltd.	254,000	60,748
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	36,496
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	75,500	36,288
	Tianjin Port Co. Ltd., Class A	34,400	22,582

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,400	$20,600
	Tianjin Teda Co. Ltd., Class A	33,800	17,869
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	32,500	23,534
*	Tianma Microelectronics Co. Ltd., Class A	33,800	39,140
	Tianqi Lithium Corp., Class H	17,200	50,017
	Tianrun Industry Technology Co. Ltd., Class A	30,100	22,743
	Tianshan Aluminum Group Co. Ltd., Class A	42,200	53,482
	Titan Wind Energy Suzhou Co. Ltd., Class A	20,900	20,710
	Tofflon Science & Technology Group Co. Ltd., Class A	15,300	26,459
	Toly Bread Co. Ltd., Class A	25,900	20,734
	Tomson Group Ltd.	63,669	24,446
	Tong Ren Tang Technologies Co. Ltd., Class H	110,000	69,056
	Tongcheng Travel Holdings Ltd.	25,600	64,534
*	Tongguan Gold Group Ltd.	82,000	4,901
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	21,108
	Topsec Technologies Group, Inc., Class A	35,600	35,274
Ω	Topsports International Holdings Ltd.	326,000	120,595
	TravelSky Technology Ltd., Class H	131,000	161,422
*	Triumph New Energy Co. Ltd., Class H	22,000	10,620
	Truly International Holdings Ltd.	408,000	63,089
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	3,176
	Unilumin Group Co. Ltd., Class A	32,500	31,041
		Shares	Value»
CHINA — (Continued)
	Uni-President China Holdings Ltd.	33,000	$33,217
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	16,000	34,512
	Valiant Co. Ltd., Class A	18,300	25,580
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	8,300	19,751
	Vatti Corp. Ltd., Class A	9,200	8,889
*††Ω	Venus MedTech Hangzhou, Inc., Class H	62,500	8,422
	Vipshop Holdings Ltd., ADR	49,285	708,225
*	Visionox Technology, Inc., Class A	27,100	34,107
*Ω	Viva Biotech Holdings	265,500	27,400
*	Vnet Group, Inc., ADR	13,987	97,489
	Wangneng Environment Co. Ltd., Class A	8,300	16,984
	Wanxiang Qianchao Co. Ltd., Class A	44,640	37,201
	Wasion Holdings Ltd.	98,000	97,145
	Wasu Media Holding Co. Ltd., Class A	36,300	35,919
	Weichai Power Co. Ltd., Class H	259,000	450,711
	Weifu High-Technology Group Co. Ltd., Class A	9,600	24,049
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	13,600	19,427
*	Wellhope Foods Co. Ltd., Class A	18,100	19,808
	West China Cement Ltd.	528,000	99,801
	Western Securities Co. Ltd., Class A	18,300	19,318
	Windey Energy Technology Group Co. Ltd., Class A	11,000	19,702
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	39,783
*	Wuhan P&S Information Technology Co. Ltd., Class A	29,800	37,781

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhu Token Science Co. Ltd., Class A	27,900	$23,928
	Wushang Group Co. Ltd., Class A	20,400	23,682
*Ω	Wuxi Biologics Cayman, Inc.	402,500	963,469
	Wuxi Boton Technology Co. Ltd., Class A	10,500	26,840
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	17,800	22,161
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	22,442
	Wuxi Rural Commercial Bank Co. Ltd., Class A	30,400	24,467
	Wuxi Taiji Industry Ltd. Co., Class A	21,300	19,902
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	91,500	10,435
	Xiamen Bank Co. Ltd., Class A	57,200	43,806
	Xiamen C & D, Inc., Class A	29,600	39,181
*	Xiamen Changelight Co. Ltd., Class A	14,500	21,846
	Xiamen ITG Group Corp. Ltd., Class A	19,700	17,360
	Xiamen Tungsten Co. Ltd., Class A	13,000	34,925
	Xiamen Xiangyu Co. Ltd., Class A	31,700	27,150
	Xiandai Investment Co. Ltd., Class A	19,900	11,607
	Xianhe Co. Ltd., Class A	7,900	23,688
	Xilinmen Furniture Co. Ltd., Class A	7,900	18,263
	Xinfengming Group Co. Ltd., Class A	13,000	20,868
	Xingfa Aluminium Holdings Ltd.	46,000	41,053
	Xinjiang Communications Construction Group Co. Ltd., Class A	13,200	19,575
	Xinjiang Joinworld Co. Ltd., Class A	10,900	10,559
		Shares	Value»
CHINA — (Continued)
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	41,700	$21,741
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	23,700	28,721
	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	23,936
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	38,584
#	Xinyi Energy Holdings Ltd.	723,658	73,590
	Xinyi Solar Holdings Ltd.	878,000	361,976
	Xinyu Iron & Steel Co. Ltd., Class A	80,000	40,756
	Xinzhi Group Co. Ltd., Class A	12,200	24,010
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,900	25,265
#	Xtep International Holdings Ltd.	271,170	209,533
	Yangling Metron New Material, Inc., Class A	6,200	16,099
*	Yangmei Chemical Co. Ltd., Class A	30,500	8,792
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	14,500	30,565
#	Yankuang Energy Group Co. Ltd., Class H	412,400	436,242
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,300	18,762
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	9,300	15,360
#*	Yeahka Ltd.	31,200	32,839
	Yechiu Metal Recycling China Ltd., Class A	67,200	21,631
	Yeebo International Holdings Ltd.	102,000	51,332
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	105,851
	Yifan Pharmaceutical Co. Ltd., Class A	13,300	19,712

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yip's Chemical Holdings Ltd.	78,000	$14,840
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,000	20,626
	Yonfer Agricultural Technology Co. Ltd., Class A	24,300	42,955
	Yongjin Technology Group Co. Ltd.	9,000	25,027
	Yotrio Group Co. Ltd., Class A	60,200	28,318
	Youzu Interactive Co. Ltd., Class A	19,500	23,688
	Yuexiu Property Co. Ltd.	298,000	186,645
*	Yueyang Forest & Paper Co. Ltd., Class A	45,200	30,376
	YUNDA Holding Group Co. Ltd., Class A	31,300	32,530
	Yunnan Copper Co. Ltd., Class A	26,500	46,753
	Yunnan Energy Investment Co. Ltd., Class A	7,600	11,895
	Yunnan Tin Co. Ltd., Class A	12,900	25,852
	Yusys Technologies Co. Ltd., Class A	14,600	39,399
	ZBOM Home Collection Co. Ltd., Class A	11,500	18,370
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	16,600	18,280
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	19,421
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	18,353
	Zhejiang Crystal-Optech Co. Ltd., Class A	14,600	44,228
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,300	27,245
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	14,496
		Shares	Value»
CHINA — (Continued)
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	15,800	$18,135
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	16,200	11,727
	Zhejiang Hailiang Co. Ltd., Class A	37,200	54,285
	Zhejiang Hangmin Co. Ltd., Class A	13,800	13,556
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	11,500	13,606
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	23,650
	Zhejiang Huangma Technology Co. Ltd., Class A	13,600	20,868
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	29,562
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,600	35,674
	Zhejiang Jingu Co. Ltd., Class A	17,100	26,961
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	26,026
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	18,863
	Zhejiang Longsheng Group Co. Ltd., Class A	24,500	32,694
	Zhejiang Narada Power Source Co. Ltd., Class A	19,200	37,063
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	23,925
	Zhejiang Runtu Co. Ltd., Class A	22,300	21,229
	Zhejiang Semir Garment Co. Ltd., Class A	32,200	27,609
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	27,080	20,810

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Southeast Space Frame Co. Ltd., Class A	16,800	$9,662
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	28,400	30,452
	Zhejiang Taihua New Material Group Co. Ltd., Class A	9,200	13,792
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,500	13,172
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	52,310
	Zhejiang Wanliyang Co. Ltd., Class A	23,600	20,430
	Zhejiang Wanma Co. Ltd., Class A	20,500	23,807
	Zhejiang Wansheng Co. Ltd., Class A	7,900	10,722
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	15,806
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	14,563
	Zhejiang Yasha Decoration Co. Ltd., Class A	30,000	15,463
	Zhende Medical Co. Ltd., Class A	2,900	8,761
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	70,086
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	43,800	26,621
	Zhewen Interactive Group Co. Ltd., Class A	35,300	31,863
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	139,000	216,046
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,700	42,498
	Zhongsheng Group Holdings Ltd.	159,500	252,247
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	5,614
		Shares	Value»
CHINA — (Continued)
Ω	Zhou Hei Ya International Holdings Co. Ltd.	213,500	$46,909
	Zhuhai Huafa Properties Co. Ltd., Class A	46,300	34,053
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	45,800	176,540
	Zhuzhou Kibing Group Co. Ltd., Class A	26,000	20,520
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	26,900	17,975
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	200,391
TOTAL CHINA			49,757,039
COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	19,278	32,031
*	Corp. Financiera Colombiana SA	24,464	102,277
	Grupo Argos SA	15,288	72,423
TOTAL COLOMBIA			206,731
DENMARK — (2.0%)
	Alm Brand AS	302,698	630,747
*	Bavarian Nordic AS	23,223	635,482
	Columbus AS	23,788	43,031
	D/S Norden AS	9,351	265,868
	FLSmidth & Co. AS	17,559	911,499
	Foroya Banki P	1,321	31,661
*	GN Store Nord AS	31,156	638,074
	GronlandsBANKEN AS	210	21,165
	H Lundbeck AS (HLUNA DC), Class A	24,658	123,125
	H Lundbeck AS (HLUNB DC)	97,184	594,703
*	H&H International AS, Class B	6,441	67,644
#	ISS AS	44,132	834,048
	Jyske Bank AS	18,173	1,314,361
	Matas AS	13,030	250,264
*	Nilfisk Holding AS	3,486	54,645
*	NKT AS	19,205	1,283,853
	Per Aarsleff Holding AS	6,619	426,051
	Ringkjoebing Landbobank AS	9,222	1,504,265
	Rockwool AS (ROCKA DC), Class A	1,416	502,312

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS (ROCKB DC), Class B	2,620	$927,782
	Royal Unibrew AS	46	3,180
Ω	Scandinavian Tobacco Group AS	22,438	322,873
	Schouw & Co. AS	4,623	359,127
	Solar AS, Class B	200	8,405
	SP Group AS	2,238	94,621
	Spar Nord Bank AS	34,913	1,008,504
	Sparekassen Sjaelland-Fyn AS	4,899	178,726
	Sydbank AS	19,669	1,044,240
	TORM PLC, Class A	12,906	256,921
#	Trifork Group AG	781	8,529
	Tryg AS	2,881	58,365
	Vestjysk Bank AS	59,255	36,971
TOTAL DENMARK			14,441,042
FINLAND — (1.9%)
	Aktia Bank OYJ	11,821	119,870
	Alandsbanken Abp, Class B	2,284	88,634
#	Anora Group OYJ	7,486	21,617
	Apetit OYJ	1,113	16,231
	Atria OYJ	3,506	42,836
	Bittium OYJ	5,009	34,851
	Cargotec OYJ, Class B	10,303	512,340
	Digia OYJ	4,078	28,143
Ω	Enento Group OYJ	3,125	56,505
	Fiskars OYJ Abp	10,410	165,919
#	Fortum OYJ	89,128	1,294,985
	Glaston OYJ Abp	8,852	7,623
*	HKFoods OYJ	16,407	17,606
	Huhtamaki OYJ	25,055	925,090
*	Kalmar OYJ, Class B	10,303	346,376
	Kemira OYJ	32,084	707,727
	Kesko OYJ (KESKOA FH), Class A	1,552	29,250
	Kesko OYJ (KESKOB FH), Class B	9,402	180,344
	Konecranes OYJ	14,581	877,181
	Lassila & Tikanoja OYJ	3,535	31,749
*	Lindex Group OYJ	12,030	34,574
	Mandatum OYJ	91,786	453,718
	Metsa Board OYJ (METSA FH), Class A	2,149	13,867
	Metsa Board OYJ (METSB FH), Class B	26,591	132,945
#	Neste OYJ	2,556	32,388
	NoHo Partners OYJ	1,625	13,370
#	Nokian Renkaat OYJ	29,900	248,843
	Olvi OYJ, Class A	3,777	119,650
	Oma Saastopankki OYJ	1,150	13,317
		Shares	Value»
FINLAND — (Continued)
	Oriola OYJ (OKDAV FH)	4,300	$4,355
	Oriola OYJ (OKDBV FH), Class B	10,759	10,481
#	Outokumpu OYJ	82,658	264,513
	Pihlajalinna OYJ	6,174	68,444
	Ponsse OYJ	730	15,666
	Raisio OYJ, Class V	23,694	55,720
*	Rapala VMC OYJ	4,631	8,928
	Sanoma OYJ	19,907	171,858
	Scanfil OYJ	3,530	30,001
*	SRV Group OYJ	786	3,990
	Stora Enso OYJ, Class R	121,170	1,341,989
#*	Teleste OYJ	3,463	9,879
Ω	Terveystalo OYJ	45,094	548,717
	TietoEVRY OYJ	18,310	352,976
	Tokmanni Group Corp.	725	10,505
	UPM-Kymmene OYJ	79,119	2,333,211
#	Valmet OYJ	38,832	1,058,723
	Wartsila OYJ Abp	17,828	336,782
*	YIT OYJ	27,688	72,733
TOTAL FINLAND			13,267,020
FRANCE — (4.0%)
*	74Software SA	2,602	73,347
	ABC arbitrage	5,304	28,039
	Accor SA	4,281	220,085
	AKWEL SADIR	2,712	22,602
*	Alstom SA	81,487	1,612,863
	Alten SA	4,916	452,196
Ω	Amundi SA	10,773	758,374
	Arkema SA	14,903	1,187,766
#	Assystem SA	1,526	61,264
	Aubay	1,145	55,143
Ω	Ayvens SA	21,225	156,372
#	Beneteau SACA	6,175	58,868
	Boiron SA	1,406	38,557
	Bonduelle SCA	2,459	15,607
	Bouygues SA	51,932	1,650,730
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	26,258
*	Canal & SA	175,700	400,300
	Carrefour SA	124,412	1,772,546
	CBo Territoria	11,180	42,493
*	Cegedim SA	1,324	17,214
	Cie des Alpes	6,017	102,175
	Coface SA	34,135	550,419
	Derichebourg SA	27,304	152,211
	Eiffage SA	20,030	1,789,418
*Ω	Elior Group SA	41,700	112,864
	Elis SA	58,949	1,206,799
#	Eramet SA	1,602	89,435
	Esso SA Francaise	757	87,680

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Etablissements Maurel et Prom SA	22,578	$144,596
	Exclusive Networks SA	4,319	84,662
	Exel Industries SA, Class A	396	18,247
	Fnac Darty SA (FNAC FP)	2,442	74,633
	Forvia SE (FRVIA FP)	32,878	345,067
*	Genfit SA	2,917	10,832
	GL Events SACA	2,532	49,928
	Groupe Crit SA	1,048	62,388
	Groupe SFPI	8,334	16,618
#	Guerbet	1,473	41,731
	IPSOS SA	11,856	561,013
	Jacquet Metals SACA	2,639	44,744
*	JCDecaux SE	5,990	100,302
	Laurent-Perrier	749	81,523
	LISI SA	3,548	100,927
	LNA Sante SA	1,202	27,447
*	Louis Hachette Group	175,700	234,984
#Ω	Maisons du Monde SA	4,232	18,012
	Manitou BF SA	2,169	48,708
	Mersen SA	4,415	99,749
	Metropole Television SA	6,128	78,826
*	Nexity SA	7,414	99,311
	NRJ Group	6,338	45,564
	Opmobility	8,759	99,119
	Quadient SA	6,887	130,313
	Remy Cointreau SA	4,004	229,493
	Renault SA	55,113	2,829,376
	Rexel SA	53,173	1,407,696
	Samse SACA	262	38,681
	Savencia SA	1,752	90,634
	SCOR SE	28,495	727,992
	SEB SA	5,149	489,876
	SES SA	68,341	222,036
	Societe BIC SA	5,124	337,842
	Societe LDC SADIR	1,650	110,878
*	SOITEC	3,080	268,486
	Sopra Steria Group	2,889	537,100
	Stef SA	1,010	140,185
*	Synergie SE	2,390	69,602
	Technip Energies NV	41,667	1,180,434
	Teleperformance SE	6,515	610,076
	Television Francaise 1 SA	11,443	90,233
	Thermador Groupe	289	21,313
	Trigano SA	2,049	280,792
*	Ubisoft Entertainment SA	19,924	229,890
	Valeo SE	42,843	477,565
*	Vallourec SACA	43,624	828,607
#	Vetoquinol SA	520	38,216
	Vicat SACA	5,082	211,949
	VIEL & Cie SA	3,477	43,892
		Shares	Value»
FRANCE — (Continued)
*	Viridien	1,415	$81,606
	Vivendi SE	175,700	496,614
#*	Voltalia SA	8,487	62,713
	Vranken-Pommery Monopole SA	1,043	13,899
*Ω	Worldline SA	45,487	402,531
*Ω	X-Fab Silicon Foundries SE	4,159	21,441
TOTAL FRANCE			27,952,517
GERMANY — (3.6%)
	1&1 AG	10,207	129,061
	7C Solarparken AG	11,382	22,586
	All for One Group SE	212	13,665
	AlzChem Group AG	1,479	98,505
	Aurubis AG	9,174	719,919
#	Bechtle AG	12,277	412,063
	Bijou Brigitte AG	952	37,235
	Bilfinger SE	9,612	494,394
	Borussia Dortmund GmbH & Co. KGaA	16,120	54,597
	Brenntag SE	13,681	860,808
	CANCOM SE (COK GR)	4,175	109,632
	Carl Zeiss Meditec AG	2,172	132,316
*	Ceconomy AG	12,022	37,165
	Cewe Stiftung & Co. KGaA	1,803	190,850
	Commerzbank AG	82,757	1,597,959
	Continental AG	21,040	1,495,379
*	Covestro AG	52,882	3,253,186
	Deutz AG	35,828	173,308
	Draegerwerk AG & Co. KGaA	638	31,147
	Duerr AG	4,267	105,100
Ω	DWS Group GmbH & Co. KGaA	10,302	508,421
	EDAG Engineering Group AG	1,985	13,618
	ElringKlinger AG	5,891	28,824
	Evonik Industries AG	63,480	1,192,019
	flatexDEGIRO AG	19,433	329,234
	FORTEC Elektronik AG	585	11,926
#*	Fraport AG Frankfurt Airport Services Worldwide	9,405	560,259
	Freenet AG	36,293	1,119,726
	Fresenius Medical Care AG (FME GR)	47,923	2,380,565
	Friedrich Vorwerk Group SE	2,697	99,346
	Gerresheimer AG	8,611	603,117
	Gesco SE	2,252	30,748
#	GFT Technologies SE	2,002	47,035

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	H&R GmbH & Co. KGaA	4,152	$16,198
*	Heidelberger Druckmaschinen AG	23,114	29,073
*	HelloFresh SE	22,167	243,895
	Hornbach Holding AG & Co. KGaA	2,266	173,791
	HUGO BOSS AG	6,038	282,868
	Indus Holding AG	2,509	53,660
Ω	Instone Real Estate Group SE	17,183	148,015
	Jenoptik AG	11,495	257,794
Ω	JOST Werke SE	2,494	120,003
	K&S AG	37,031	514,211
	KION Group AG	16,902	627,643
	Kloeckner & Co. SE	7,966	40,516
*	Koenig & Bauer AG	2,637	44,753
	Kontron AG	8,109	164,955
	Krones AG	3,273	446,612
	KSB SE & Co. KGaA	62	42,944
	KWS Saat SE & Co. KGaA	3,267	205,522
	Lanxess AG	19,546	530,823
#*	LPKF Laser & Electronics SE	3,178	27,724
*	Mediclin AG	5,270	16,430
*	Medios AG	3,854	49,571
	METRO AG	18,650	74,539
	MLP SE	21,361	154,821
#	Mutares SE & Co. KGaA	2,865	79,212
	Norma Group SE	11,250	193,005
	Pfeiffer Vacuum Technology AG	218	35,066
	ProSiebenSat.1 Media SE	2,491	14,312
	Puma SE (PUM GR)	19,512	612,291
#*	PVA TePla AG	2,714	38,890
*	q.beyond AG	32,252	24,188
	RTL Group SA	725	22,155
	SAF-Holland SE	5,757	98,734
*	Schaeffler AG	12,471	55,295
*	Siemens Energy AG	16,119	959,037
	Siltronic AG	2,133	97,534
#	Sixt SE	1,931	156,816
	Stabilus SE	405	13,380
#	STRATEC SE	1,314	48,101
	Suedzucker AG	15,827	174,163
*	Surteco Group SE	1,940	43,974
	Takkt AG	2,180	18,445
	Technotrans SE	1,385	25,105
	thyssenkrupp AG	83,319	412,895
	United Internet AG	7,740	129,806
	Vossloh AG	2,379	116,906
	Wacker Chemie AG	893	61,197
	Wacker Neuson SE	10,588	179,565
		Shares	Value»
GERMANY — (Continued)
	Wuestenrot & Wuerttembergische AG	6,054	$77,342
*Ω	Zalando SE	14,589	543,702
TOTAL GERMANY			25,391,190
GREECE — (0.1%)
	Aegean Airlines SA	775	8,718
	Alpha Services & Holdings SA	31,801	58,506
	Autohellas Tourist & Trading SA	819	9,278
	Bank of Greece	3,495	52,097
	Ellaktor SA	3,816	8,855
	ElvalHalcor SA	7,892	17,095
	GEK Terna SA	2,732	52,916
	Helleniq Energy Holdings SA	9,333	72,517
*	LAMDA Development SA	8,652	62,338
	Motor Oil Hellas Corinth Refineries SA	6,837	151,061
	Piraeus Financial Holdings SA	8,196	37,082
	Sarantis SA	2,655	31,390
	Thrace Plastics Holding & Co.	2,463	10,391
	Titan Cement International SA (TITC GA)	5,589	264,424
TOTAL GREECE			836,668
HONG KONG — (0.9%)
	ASMPT Ltd.	10,300	95,113
	Bank of East Asia Ltd.	167,015	211,449
	Build King Holdings Ltd.	120,000	14,210
#	Cathay Pacific Airways Ltd.	143,000	193,072
*	Century City International Holdings Ltd.	360,000	5,881
	Cheuk Nang Holdings Ltd.	37,997	8,199
	Chevalier International Holdings Ltd.	20,000	10,268
*	China Energy Development Holdings Ltd.	2,198,000	16,524
	Chow Sang Sang Holdings International Ltd.	60,000	50,859

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CITIC Telecom International Holdings Ltd.	397,000	$111,803
Ω	Crystal International Group Ltd.	149,500	88,844
	CTF Services Ltd.	36,000	33,916
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	85,600	87,439
	Dah Sing Financial Holdings Ltd.	41,200	147,077
	Dream International Ltd.	32,000	22,103
††	EcoGreen International Group Ltd.	84,000	3,841
	Emperor International Holdings Ltd.	160,000	4,186
	Emperor Watch & Jewellery Ltd.	790,000	17,346
Ω	ESR Group Ltd.	168,400	259,196
	First Pacific Co. Ltd.	560,000	310,048
*Ω	FIT Hon Teng Ltd.	386,000	169,030
*Ω	Frontage Holdings Corp.	64,000	13,991
#	Guotai Junan International Holdings Ltd.	796,000	117,023
	Hang Lung Group Ltd.	131,000	173,655
	Hang Lung Properties Ltd.	266,246	210,611
*	Hanison Construction Holdings Ltd.	105,877	3,883
*	Harbour Centre Development Ltd.	17,000	10,410
*	HKR International Ltd.	251,040	26,656
	Hon Kwok Land Investment Co. Ltd.	54,000	7,082
*	Hong Kong Technology Venture Co. Ltd.	33,774	5,639
	Hongkong & Shanghai Hotels Ltd.	121,716	90,813
#	Hutchison Telecommunications Hong Kong Holdings Ltd.	244,000	29,118
Ω	Impro Precision Industries Ltd.	75,000	20,539
*	ITC Properties Group Ltd.	4,761	122
	Jacobson Pharma Corp. Ltd.	24,000	3,882
		Shares	Value»
HONG KONG — (Continued)
	Johnson Electric Holdings Ltd.	77,555	$102,833
*	Kader Holdings Co. Ltd.	98,000	3,023
	Kerry Logistics Network Ltd.	68,500	57,519
	Kerry Properties Ltd.	70,000	137,688
	Kowloon Development Co. Ltd.	116,562	57,177
*	Lai Sun Development Co. Ltd.	88,200	7,535
*	Lai Sun Garment International Ltd.	136,459	9,304
	Liu Chong Hing Investment Ltd.	40,000	20,287
	Luk Fook Holdings International Ltd.	97,000	178,363
*	Midland Holdings Ltd.	93,517	9,978
*	Mongolian Mining Corp.	162,000	146,052
*	NagaCorp Ltd.	284,000	105,100
	Oriental Watch Holdings	26,000	11,754
	Pacific Basin Shipping Ltd.	286,000	57,889
	Pacific Textiles Holdings Ltd.	97,000	19,159
*	Paliburg Holdings Ltd.	86,000	5,825
	PAX Global Technology Ltd.	92,000	56,637
	Pico Far East Holdings Ltd.	278,000	75,446
*	Public Financial Holdings Ltd.	116,000	21,155
*	Regal Hotels International Holdings Ltd.	68,000	20,591
Ω	Regina Miracle International Holdings Ltd.	29,000	7,963
	SAS Dragon Holdings Ltd.	64,000	34,131
	Shangri-La Asia Ltd.	256,000	166,877
*	Shun Tak Holdings Ltd.	234,000	18,390
	SmarTone Telecommunications Holdings Ltd.	97,500	50,979
	Soundwill Holdings Ltd.	23,500	16,018
	Stella International Holdings Ltd.	114,500	260,315
	Swire Pacific Ltd. (87 HK), Class B	62,500	87,758
	Tao Heung Holdings Ltd.	133,000	7,844

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Television Broadcasts Ltd.	78,600	$32,151
	Texhong International Group Ltd.	20,500	10,465
#	Theme International Holdings Ltd.	660,000	33,576
	Town Health International Medical Group Ltd.	650,000	23,798
	Transport International Holdings Ltd.	21,171	22,176
	United Laboratories International Holdings Ltd.	240,000	356,780
#††	Untrade.China Dili	516,800	8,211
*††	Untrade.Genting Hk	331,000	0
*	Value Partners Group Ltd.	206,000	38,080
	Vedan International Holdings Ltd.	80,000	5,154
	VSTECS Holdings Ltd.	192,000	116,669
*	Wang On Group Ltd.	1,400,000	3,777
Ω	WH Group Ltd.	682,160	532,149
	Wing Tai Properties Ltd.	72,000	15,744
*	Xingye Alloy Materials Group Ltd.	84,000	10,955
	Xinyi Glass Holdings Ltd.	258,381	239,153
	Yue Yuen Industrial Holdings Ltd.	141,000	300,494
*	Yunfeng Financial Group Ltd.	58,000	7,934
TOTAL HONG KONG			6,084,684
HUNGARY — (0.0%)
	Opus Global Nyrt	53,441	73,574
	Richter Gedeon Nyrt	9,772	253,080
TOTAL HUNGARY			326,654
INDIA — (5.9%)
	360 ONE WAM Ltd.	3,793	44,091
	Aarti Drugs Ltd.	8,586	40,116
	Aarti Industries Ltd.	3,469	17,820
	Aarti Pharmalabs Ltd.	6,106	40,986
	ACC Ltd.	5,901	136,221
	ADF Foods Ltd.	15,440	47,966
*	Aditya Birla Fashion & Retail Ltd.	2,501	7,869
	Aditya Birla Real Estate Ltd.	3,629	89,698
	Advanced Enzyme Technologies Ltd.	6,791	25,731
	Aegis Logistics Ltd.	24,003	193,096
*	Aether Industries Ltd.	2,879	27,488
		Shares	Value»
INDIA — (Continued)
	AGI Greenpac Ltd.	5,757	$51,933
	Agro Tech Foods Ltd.	2,464	22,535
	Ahluwalia Contracts India Ltd.	6,104	59,991
	AIA Engineering Ltd.	1,786	76,122
	Ajmera Realty & Infra India Ltd.	1,289	14,019
	Alembic Ltd.	15,848	21,366
	Alembic Pharmaceuticals Ltd.	10,543	111,423
*	Allcargo Gati Ltd.	5,798	4,843
	Allcargo Logistics Ltd.	56,988	27,768
*	Allcargo Terminals Ltd.	14,247	5,402
	Amara Raja Energy & Mobility Ltd.	9,138	109,012
*	Amber Enterprises India Ltd.	896	66,861
	Anant Raj Ltd.	21,895	150,305
	Angel One Ltd.	1,748	47,153
*Ω	Antony Waste Handling Cell Ltd.	1,399	10,003
	Apar Industries Ltd.	338	29,065
	Apollo Micro Systems Ltd.	14,253	22,435
	Apollo Pipes Ltd.	1,403	7,021
	Apollo Tyres Ltd.	82,490	414,174
	Arvind Fashions Ltd.	10,674	58,712
	Arvind Ltd.	42,016	164,200
	Asahi India Glass Ltd.	4,079	31,573
	Ashiana Housing Ltd.	6,346	23,863
	Ashok Leyland Ltd.	179,063	447,582
*	Ashoka Buildcon Ltd.	23,322	68,995
Ω	Aster DM Healthcare Ltd.	27,926	157,938
	Astra Microwave Products Ltd.	5,846	49,393
*	Atul Auto Ltd.	1,311	7,808
	Atul Ltd.	1,576	114,160
Ω	AU Small Finance Bank Ltd.	43,937	304,566
	AurionPro Solutions Ltd.	2,844	48,903
	Aurobindo Pharma Ltd.	63,458	855,248
	Automotive Axles Ltd.	1,036	20,417
	Avanti Feeds Ltd.	5,833	47,519
	Bajaj Consumer Care Ltd.	15,791	34,466
	Bajaj Electricals Ltd.	1,194	9,580
*	Bajaj Hindusthan Sugar Ltd.	245,227	78,349
	Balaji Amines Ltd.	1,905	37,685
	Balkrishna Industries Ltd.	1,085	34,606
	Balmer Lawrie & Co. Ltd.	19,246	43,706

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balrampur Chini Mills Ltd.	29,626	$165,171
	Banco Products India Ltd.	15,542	80,727
Ω	Bandhan Bank Ltd.	9,159	15,957
	Bank of India	114,507	147,752
	Bank of Maharashtra	144,375	84,831
	Bannari Amman Sugars Ltd.	902	37,408
	BASF India Ltd.	452	24,005
	BEML Ltd.	3,201	142,082
	Bhansali Engineering Polymers Ltd.	18,456	25,894
	Bharat Heavy Electricals Ltd.	11,788	28,169
	Bharat Rasayan Ltd.	78	9,248
	Birla Corp. Ltd.	6,464	86,768
	Birlasoft Ltd.	29,082	179,054
	Bombay Burmah Trading Co.	4,849	117,886
	Bombay Dyeing & Manufacturing Co. Ltd.	16,474	30,361
*	Borosil Ltd.	2,401	10,708
*	Borosil Scientific Ltd.	1,800	3,293
	Brigade Enterprises Ltd.	10,739	143,058
*	Brightcom Group Ltd.	163,944	19,401
	BSE Ltd.	854	52,093
	Canara Bank	473,855	507,308
*	Capacit'e Infraprojects Ltd.	6,332	26,376
	Caplin Point Laboratories Ltd.	2,431	58,429
	Care Ratings Ltd.	4,579	65,466
*	Cartrade Tech Ltd.	2,250	42,793
	Carysil Ltd.	3,031	24,067
	CCL Products India Ltd.	15,057	108,258
	Ceat Ltd.	6,015	198,613
	Century Enka Ltd.	3,444	21,353
	Chambal Fertilisers & Chemicals Ltd.	35,567	206,019
	CIE Automotive India Ltd.	29,639	158,176
	City Union Bank Ltd.	83,557	167,168
	CMS Info Systems Ltd.	14,395	71,624
Ω	Cochin Shipyard Ltd.	18,105	318,853
	Confidence Petroleum India Ltd.	10,109	7,977
	Container Corp. of India Ltd.	22,302	199,660
	Coromandel International Ltd.	25,282	527,184
	Cosmo First Ltd.	4,186	36,068
*	CSB Bank Ltd.	17,397	61,414
	Cyient Ltd.	10,755	179,489
		Shares	Value»
INDIA — (Continued)
	Dalmia Bharat Ltd.	18,022	$386,697
	Dalmia Bharat Sugar & Industries Ltd.	5,261	21,227
	DB Corp. Ltd.	16,814	50,591
	DCB Bank Ltd.	58,753	80,421
	DCM Shriram Ltd.	7,541	101,365
*	DCW Ltd.	37,568	34,195
	Deep Industries Ltd.	3,225	20,919
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	184,348
*	Delhivery Ltd.	63,856	236,785
	Dhanuka Agritech Ltd.	3,371	56,629
Ω	Dilip Buildcon Ltd.	7,058	35,288
*	Dishman Carbogen Amcis Ltd.	7,907	21,105
	Dollar Industries Ltd.	4,294	20,962
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	46,010	644,652
	Dynamatic Technologies Ltd.	486	39,210
	eClerx Services Ltd.	4,806	167,569
*	EID Parry India Ltd.	19,753	186,440
	EIH Associated Hotels	3,616	15,652
	EIH Ltd.	35,168	149,991
	Electrosteel Castings Ltd.	104,310	153,802
Ω	Endurance Technologies Ltd.	3,339	76,337
	Engineers India Ltd.	58,317	114,492
	Epigral Ltd.	1,774	37,543
	EPL Ltd.	28,442	74,532
*	Equinox India Developments Ltd.	41,210	68,611
Ω	Equitas Small Finance Bank Ltd.	83,230	64,541
*Ω	Eris Lifesciences Ltd.	7,443	105,522
	Escorts Kubota Ltd.	8,711	366,828
	Everest Industries Ltd.	1,612	11,803
	Everest Kanto Cylinder Ltd.	6,320	11,376
	Exide Industries Ltd.	88,153	381,170
*	Expleo Solutions Ltd.	381	5,333
	Fairchem Organics Ltd.	633	8,123
	FDC Ltd.	11,996	64,356
	Federal Bank Ltd.	390,779	840,330
*	Federal-Mogul Goetze India Ltd.	4,153	18,742
	FIEM Industries Ltd.	1,386	22,368
	Filatex India Ltd.	27,476	15,526
*	Fino Payments Bank Ltd.	1,795	6,020
	Finolex Cables Ltd.	15,463	178,028

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Finolex Industries Ltd.	48,381	$114,615
	Firstsource Solutions Ltd.	58,361	224,545
	Force Motors Ltd.	1,050	76,307
	Fortis Healthcare Ltd.	9,023	66,925
*	G R Infraprojects Ltd.	571	8,387
	Gabriel India Ltd.	17,080	91,428
	GAIL India Ltd. (GAIL IN)	14,437	29,354
	Galaxy Surfactants Ltd.	1,586	43,521
	Ganesh Housing Corp. Ltd.	2,638	41,206
	Ganesha Ecosphere Ltd.	958	19,038
	Garware Hi-Tech Films Ltd.	970	40,450
	Garware Technical Fibres Ltd.	2,745	25,770
	Gateway Distriparks Ltd.	56,436	49,719
	GE Vernova T&D India Ltd	1,853	37,905
	Geojit Financial Services Ltd.	15,370	15,739
	GHCL Ltd.	16,967	142,345
Ω	Gland Pharma Ltd.	5,676	99,120
	Glenmark Pharmaceuticals Ltd.	33,446	557,988
	Globus Spirits Ltd.	1,633	17,239
	GMM Pfaudler Ltd.	3,384	46,332
	Godawari Power & Ispat Ltd.	61,950	128,487
	Godfrey Phillips India Ltd.	658	34,195
Ω	Godrej Agrovet Ltd.	7,864	67,075
*	Godrej Industries Ltd.	3,413	34,991
	Goldiam International Ltd.	4,691	26,513
	Goodyear India Ltd.	1,451	15,872
	Granules India Ltd.	32,878	210,507
	Graphite India Ltd.	11,951	65,393
	Grauer & Weil India Ltd.	20,434	22,955
	Great Eastern Shipping Co. Ltd.	27,406	310,531
	Greaves Cotton Ltd.	24,203	73,535
	Greenpanel Industries Ltd.	9,316	36,999
	Greenply Industries Ltd.	10,082	32,439
	Gujarat Alkalies & Chemicals Ltd.	7,842	62,665
	Gujarat Ambuja Exports Ltd.	24,560	32,196
		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	598	$24,536
	Gujarat Mineral Development Corp. Ltd.	12,807	47,326
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,891	114,040
	Gujarat Pipavav Port Ltd.	48,693	85,105
	Gujarat State Petronet Ltd.	61,353	243,390
	Gulf Oil Lubricants India Ltd.	1,725	20,294
Ω	Harsha Engineers Ltd.	1,758	8,416
	HBL Engineering Ltd.	5,859	40,157
*	HealthCare Global Enterprises Ltd.	10,118	59,844
	HEG Ltd.	11,285	51,129
	HeidelbergCement India Ltd.	15,130	37,927
	Heritage Foods Ltd.	8,870	44,213
	Hero MotoCorp Ltd. (HMCL IN)	487	24,308
	HFCL Ltd.	147,411	166,075
	HG Infra Engineering Ltd.	2,873	42,039
	Hikal Ltd.	9,005	36,786
	HIL Ltd.	1,013	23,340
	Himadri Speciality Chemical Ltd.	6,884	38,966
	Himatsingka Seide Ltd.	11,567	21,228
	Hindustan Copper Ltd.	9,107	24,861
	Hindware Home Innovation Ltd.	4,100	10,852
	HI-Tech Pipes Ltd.	11,088	16,624
	Honda India Power Products Ltd.	598	17,331
	HPL Electric & Power Ltd.	1,673	9,310
	Huhtamaki India Ltd.	2,798	7,279
	I G Petrochemicals Ltd.	4,882	24,409
	ICRA Ltd.	909	65,558
*	IDFC First Bank Ltd.	1,200,526	873,577
*	IFB Industries Ltd.	1,844	29,336
	Igarashi Motors India Ltd.	1,465	11,141
*	IIFL Capital Services Ltd.	26,423	76,857
*	India Cements Ltd.	43,951	134,072
	India Glycols Ltd.	3,432	50,461
	Indian Bank	62,818	400,889

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indian Metals & Ferro Alloys Ltd.	4,203	$34,032
	Indo Count Industries Ltd.	12,207	41,819
	Indoco Remedies Ltd.	6,798	19,535
*	Indus Towers Ltd.	43,220	172,014
	IndusInd Bank Ltd.	5,803	66,450
	Infibeam Avenues Ltd.	173,613	45,380
*	Inox Wind Energy Ltd.	155	16,702
*	Inox Wind Ltd.	51,032	98,578
	Insecticides India Ltd.	407	3,043
	Intellect Design Arena Ltd.	12,705	118,115
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	24,898
	Ipca Laboratories Ltd.	18,285	303,824
Ω	IRCON International Ltd.	51,030	128,921
	ISGEC Heavy Engineering Ltd.	3,339	44,440
	ITD Cementation India Ltd.	8,815	54,743
	J Kumar Infraprojects Ltd.	9,206	77,981
	Jai Corp. Ltd.	12,215	19,131
*	Jain Irrigation Systems Ltd.	38,893	31,621
	Jammu & Kashmir Bank Ltd.	63,698	72,612
	Jamna Auto Industries Ltd.	20,611	21,302
	Jindal Saw Ltd.	106,860	306,299
	Jindal Stainless Ltd.	110,462	829,406
	Jindal Steel & Power Ltd.	28,290	255,753
	JK Cement Ltd.	5,781	319,602
	JK Lakshmi Cement Ltd.	14,023	129,346
	JK Paper Ltd.	21,843	91,968
	JK Tyre & Industries Ltd.	17,886	65,765
	JSW Energy Ltd.	4,638	27,187
	JTEKT India Ltd.	11,906	20,936
	Jubilant Ingrevia Ltd.	13,841	111,316
	Jubilant Pharmova Ltd.	14,481	161,895
	Jyothy Labs Ltd.	6,514	29,968
	Kalpataru Projects International Ltd.	17,626	214,921
	Kalyani Steels Ltd.	7,765	79,923
	Kansai Nerolac Paints Ltd.	24,754	66,583
	Karnataka Bank Ltd.	70,994	156,276
		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank Ltd.	100,489	$275,984
	Kaveri Seed Co. Ltd.	4,405	45,935
	KCP Ltd.	19,493	46,622
	KDDL Ltd.	302	8,312
	KEC International Ltd.	21,838	212,203
	Kewal Kiran Clothing Ltd.	1,257	8,112
	Kirloskar Brothers Ltd.	2,320	49,671
	Kirloskar Ferrous Industries Ltd.	9,588	62,992
	Kirloskar Oil Engines Ltd.	10,569	109,820
	Kitex Garments Ltd.	15,081	33,185
	KNR Constructions Ltd.	27,447	94,416
	Kolte-Patil Developers Ltd.	5,519	18,109
	Kovai Medical Center & Hospital	843	52,883
	KPR Mill Ltd.	2,215	23,653
	KRBL Ltd.	16,393	52,170
	Krsnaa Diagnostics Ltd.	4,079	39,653
	LA Opala RG Ltd.	7,436	23,231
Ω	Laurus Labs Ltd.	15,766	106,186
	Laxmi Organic Industries Ltd.	5,674	14,145
	LG Balakrishnan & Bros Ltd.	7,187	112,161
	LMW Ltd.	568	102,741
	LT Foods Ltd.	40,174	180,641
	Lumax Auto Technologies Ltd.	4,253	26,587
	Lupin Ltd.	2,218	53,351
	LUX Industries Ltd.	628	11,320
	Maharashtra Seamless Ltd.	14,386	102,824
	Mahindra Lifespace Developers Ltd.	15,138	72,957
Ω	Mahindra Logistics Ltd.	2,215	9,417
*	Man Industries India Ltd.	2,236	7,479
	Man Infraconstruction Ltd.	15,353	35,654
	Marksans Pharma Ltd.	59,055	164,338
	Mastek Ltd.	2,731	81,023
*	Max Estates Ltd.	9,610	58,809
	Mayur Uniquoters Ltd.	2,063	13,150
*	Medplus Health Services Ltd.	4,866	40,156
*	Meghmani Organics Ltd.	29,423	26,361

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Minda Corp. Ltd.	16,296	$106,768
Ω	Mishra Dhatu Nigam Ltd.	8,726	32,976
	MM Forgings Ltd.	5,056	25,260
	Monte Carlo Fashions Ltd.	1,211	9,519
*	Morepen Laboratories Ltd.	60,453	45,129
	Mphasis Ltd.	13,148	432,122
	MRF Ltd.	454	596,706
	MSTC Ltd.	2,585	18,171
	Mukand Ltd.	6,374	8,541
	Natco Pharma Ltd.	11,527	156,266
	National Aluminium Co. Ltd.	201,774	467,669
	National Fertilizers Ltd.	13,589	16,722
	Nava Ltd.	42,192	215,579
	Navneet Education Ltd.	18,140	29,420
*	Nazara Technologies Ltd.	4,311	46,551
	NCC Ltd.	97,963	282,851
	NCL Industries Ltd.	7,001	16,442
	Neogen Chemicals Ltd.	642	14,089
	NESCO Ltd.	3,968	44,022
	Neuland Laboratories Ltd.	411	66,755
	Newgen Software Technologies Ltd.	4,609	55,782
	NIIT Learning Systems Ltd.	10,780	58,530
	NIIT Ltd.	10,780	18,503
	Nilkamal Ltd.	1,432	28,331
Ω	Nippon Life India Asset Management Ltd.	4,729	31,711
	Nitin Spinners Ltd.	3,853	18,425
	NMDC Ltd.	497,718	377,697
*	NMDC Steel Ltd.	153,931	73,735
	NOCIL Ltd.	22,530	60,339
	Novartis India Ltd.	1,209	12,089
	NRB Bearings Ltd.	7,863	23,168
	Nucleus Software Exports Ltd.	1,478	15,770
	Oberoi Realty Ltd.	18,539	386,465
*	Odigma Consultancy Solutions Ltd.	1,950	1,277
*	Onesource Specialty Pharma Ltd.	5,884	105,400
*	OnMobile Global Ltd.	8,360	6,151
	Oracle Financial Services Software Ltd.	263	27,621
*	Orchid Pharma Ltd.	1,262	20,641
	Orient Cement Ltd.	25,897	101,891
		Shares	Value»
INDIA — (Continued)
*	Orient Green Power Co. Ltd.	158,700	$28,468
	Orient Paper & Industries Ltd.	25,398	9,135
	Panama Petrochem Ltd.	2,894	12,637
Ω	Parag Milk Foods Ltd., Class F	6,480	12,668
*	Patel Engineering Ltd.	80,785	46,098
*	PC Jeweller Ltd.	626,910	103,692
	PCBL Chemical Ltd.	36,684	159,012
	PDS Ltd.	2,497	14,361
	Pearl Global Industries Ltd.	581	9,456
	Petronet LNG Ltd.	186,651	678,434
	PG Electroplast Ltd.	6,370	57,131
	Phoenix Mills Ltd.	13,226	249,622
	Piramal Pharma Ltd.	80,418	215,432
	PNC Infratech Ltd.	17,993	66,287
	Pokarna Ltd.	824	12,236
	Polyplex Corp. Ltd.	3,454	45,012
	Power Mech Projects Ltd.	2,568	63,509
	Prakash Industries Ltd.	25,349	45,659
Ω	Prataap Snacks Ltd.	1,310	14,928
	Prestige Estates Projects Ltd.	6,423	102,473
*	Pricol Ltd.	10,026	57,943
*	Prism Johnson Ltd.	29,365	47,213
*	PSP Projects Ltd.	1,511	11,081
	Punjab National Bank	35,137	40,920
	Puravankara Ltd.	13,056	43,802
*	PVR Inox Ltd.	4,363	54,588
Ω	Quess Corp. Ltd.	5,911	40,239
	Rain Industries Ltd.	29,680	49,445
	Rallis India Ltd.	16,538	45,818
	Ramco Cements Ltd.	16,989	178,772
*	Ramco Systems Ltd.	3,976	16,633
	Ramkrishna Forgings Ltd.	9,857	88,885
*	Ramky Infrastructure Ltd.	2,793	17,747
	Rane Holdings Ltd.	375	6,234
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	73,734
*	RattanIndia Power Ltd.	36,056	4,613
*	Raymond Lifestyle Ltd.	7,948	135,039
	Raymond Ltd.	9,936	172,769
Ω	RBL Bank Ltd.	34,775	65,941
	Redington Ltd.	131,696	312,378
	Redtape Ltd.	4,529	35,097
*	Reliance Power Ltd.	583,182	268,012
*	Religare Enterprises Ltd.	10,268	28,095

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rico Auto Industries Ltd.	16,938	$16,827
	RITES Ltd.	22,156	66,835
	Rossari Biotech Ltd.	1,724	14,395
	Route Mobile Ltd.	2,846	39,324
*	RPSG Ventures Ltd.	835	9,270
	Rupa & Co. Ltd.	3,253	8,546
	Sagar Cements Ltd.	6,506	15,443
	Saksoft Ltd.	4,201	9,554
*Ω	Salasar Techno Engineering Ltd.	116,445	16,644
	Sandhar Technologies Ltd.	2,664	13,491
	Sanghvi Movers Ltd.	5,982	17,413
Ω	Sansera Engineering Ltd.	3,035	44,154
*	Sapphire Foods India Ltd.	2,930	9,753
	Sarda Energy & Minerals Ltd.	27,610	150,313
	Saregama India Ltd.	8,686	47,286
	Sasken Technologies Ltd.	712	16,278
	Savita Oil Technologies Ltd.	5,680	31,049
*	SEAMEC Ltd.	1,481	17,823
*	SEPC Ltd.	84,893	17,468
*	Sequent Scientific Ltd.	8,389	15,904
	Seshasayee Paper & Boards Ltd.	7,419	25,009
Ω	SH Kelkar & Co. Ltd.	11,863	29,215
	Shalby Ltd.	4,342	11,060
	Shankara Building Products Ltd.	990	7,105
	Sharda Cropchem Ltd.	4,998	33,638
	Sharda Motor Industries Ltd.	1,048	21,709
	Share India Securities Ltd.	7,629	21,557
*	Sheela Foam Ltd.	2,792	29,527
*	Shilpa Medicare Ltd.	5,720	46,755
	Shipping Corp. of India Ltd.	32,265	72,727
	Shriram Pistons & Rings Ltd.	1,777	41,477
	Siyaram Silk Mills Ltd.	2,895	25,526
	SJS Enterprises Ltd.	2,205	25,059
	Sobha Ltd.	2,224	34,014
*	Solara Active Pharma Sciences Ltd.	2,901	17,145
	Somany Ceramics Ltd.	3,300	19,328
	South Indian Bank Ltd.	622,031	185,752
		Shares	Value»
INDIA — (Continued)
	SRF Ltd.	6,038	$196,165
*	Star Cement Ltd.	16,744	40,912
	Steel Authority of India Ltd.	210,166	258,677
*	Sterlite Technologies Ltd.	18,905	23,493
	Stove Kraft Ltd.	1,082	9,896
	Strides Pharma Science Ltd.	11,768	92,973
	Styrenix Performance Materials Ltd.	1,107	31,477
	Subros Ltd.	5,228	38,678
	Sudarshan Chemical Industries Ltd.	6,005	68,774
	Sun TV Network Ltd.	19,125	136,320
	Sundaram-Clayton Ltd.	839	21,039
	Sunteck Realty Ltd.	12,856	70,550
	Suprajit Engineering Ltd.	16,483	77,423
	Supreme Petrochem Ltd.	12,254	86,280
	Supriya Lifescience Ltd.	2,326	19,293
	Surya Roshni Ltd.	19,276	58,118
*	Suryoday Small Finance Bank Ltd.	4,794	6,883
Ω	Syngene International Ltd.	3,964	34,041
	Tamil Nadu Newsprint & Papers Ltd.	11,959	23,085
	Tamilnad Mercantile Bank Ltd.	4,890	24,791
	Tanla Platforms Ltd.	7,264	46,241
	Tata Chemicals Ltd.	37,650	425,967
	Tata Consumer Products Ltd.	5,181	61,233
	Tata Steel Ltd.	15,585	24,136
	TD Power Systems Ltd.	11,582	48,794
*	TeamLease Services Ltd.	1,443	40,662
	Techno Electric & Engineering Co. Ltd.	12,283	152,244
*	Technocraft Industries India Ltd.	456	14,085
	Texmaco Rail & Engineering Ltd.	63,696	144,641
	Thirumalai Chemicals Ltd.	11,355	31,187
	Thomas Cook India Ltd.	36,783	66,137
	Time Technoplast Ltd.	29,889	138,008
	Titagarh Rail System Ltd.	3,263	38,410

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TransIndia Real Estate Ltd.	14,247	$5,753
	Transport Corp. of India Ltd.	6,289	77,091
	Trident Ltd.	241,317	86,233
	Triveni Engineering & Industries Ltd.	13,982	61,805
	TTK Prestige Ltd.	3,709	31,407
	TVS Holdings Ltd.	87	9,375
	TVS Srichakra Ltd.	1,006	36,135
	Uflex Ltd.	9,820	54,156
Ω	Ujjivan Small Finance Bank Ltd.	173,816	71,761
*	Unichem Laboratories Ltd.	7,286	58,760
	Union Bank of India Ltd.	222,850	295,108
*	UPL Ltd.	105,332	687,641
	Usha Martin Ltd.	39,122	155,617
	UTI Asset Management Co. Ltd.	7,033	84,392
*	VA Tech Wabag Ltd.	10,705	169,226
	Vadilal Industries Ltd.	126	5,554
*	Valor Estate Ltd.	19,709	35,514
	Vardhman Textiles Ltd.	26,060	136,221
*Ω	Varroc Engineering Ltd.	8,500	54,130
	Veedol Corporation Ltd.	438	7,673
	Venky's India Ltd.	1,292	27,179
	Vesuvius India Ltd.	1,183	58,559
	Vimta Labs Ltd.	1,870	18,425
	Vindhya Telelinks Ltd.	1,643	31,615
*	V-Mart Retail Ltd.	476	17,559
*	Vodafone Idea Ltd.	408,926	42,487
	Voltamp Transformers Ltd.	379	36,227
	Voltas Ltd.	1,720	24,974
	VRL Logistics Ltd.	1,506	8,091
	VST Industries Ltd.	10,021	37,004
	VST Tillers Tractors Ltd.	936	50,034
	Welspun Corp. Ltd.	33,813	288,028
	Welspun Enterprises Ltd.	16,081	111,300
	Welspun Living Ltd.	48,336	76,687
	West Coast Paper Mills Ltd.	10,379	63,456
	Whirlpool of India Ltd.	5,393	70,730
*	Wockhardt Ltd.	10,071	163,926
	Wonderla Holidays Ltd.	2,335	19,049
*	Yes Bank Ltd.	1,005,777	222,662
*	Zee Media Corp. Ltd.	66,484	13,126
	Zensar Technologies Ltd.	21,007	208,420
		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	3,477	$38,821
	Zydus Wellness Ltd.	1,773	37,576
TOTAL INDIA			41,814,675
INDONESIA — (0.5%)
	ABM Investama Tbk. PT	132,000	27,613
	Adi Sarana Armada Tbk. PT	319,400	13,218
	Aneka Tambang Tbk. PT	1,202,000	102,137
	Astra Agro Lestari Tbk. PT	50,800	18,299
	Astra Otoparts Tbk. PT	172,500	21,670
	Bank BTPN Syariah Tbk. PT	391,600	22,196
*	Bank Capital Indonesia Tbk. PT	991,200	7,965
*	Bank China Construction Bank Indonesia Tbk. PT	2,929,400	13,122
*	Bank Mayapada International Tbk. PT	4,551,286	57,450
	Bank Maybank Indonesia Tbk. PT	2,873,800	35,615
*	Bank Nationalnobu Tbk. PT	114,513	3,849
*	Bank Neo Commerce Tbk. PT	1,162,700	14,956
	Bank OCBC Nisp Tbk. PT	566,200	46,361
*	Bank Pan Indonesia Tbk. PT	802,200	90,181
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	853,700	30,128
	Bank Tabungan Negara Persero Tbk. PT	1,167,164	74,530
	BISI International Tbk. PT	236,900	15,982
	Blue Bird Tbk. PT	151,800	15,212
*	Buana Lintas Lautan Tbk. PT	4,051,500	35,361
	Bukit Asam Tbk. PT	610,900	100,728
*	Bumi Resources Minerals Tbk. PT	2,052,700	48,026
*	Bumi Resources Tbk. PT	1,597,100	11,532
*	Bumi Serpong Damai Tbk. PT	1,151,600	67,070
	Ciputra Development Tbk. PT	1,972,586	118,792

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Delta Dunia Makmur Tbk. PT	888,000	$27,472
	Dharma Satya Nusantara Tbk. PT	494,300	29,559
	Elang Mahkota Teknologi Tbk. PT	2,485,700	85,902
	Elnusa Tbk. PT	1,110,000	30,634
*	Energi Mega Persada Tbk. PT	1,719,300	22,971
	Erajaya Swasembada Tbk. PT	1,768,000	41,615
	ESSA Industries Indonesia Tbk. PT	990,700	51,545
	Gajah Tunggal Tbk. PT	310,300	22,145
*	Gudang Garam Tbk. PT	83,000	57,240
	Indah Kiat Pulp & Paper Tbk. PT	270,500	111,762
	Indika Energy Tbk. PT	467,500	48,027
	Indo Tambangraya Megah Tbk. PT	62,200	98,810
	Indocement Tunggal Prakarsa Tbk. PT	139,100	50,119
	Indofood Sukses Makmur Tbk. PT	628,200	302,337
	Indomobil Sukses Internasional Tbk. PT	319,500	16,166
*	Intiland Development Tbk. PT	678,700	6,570
	Japfa Comfeed Indonesia Tbk. PT	932,700	113,923
*	Kawasan Industri Jababeka Tbk. PT	2,730,400	31,639
*	Lippo Karawaci Tbk. PT	7,074,100	39,420
	Medco Energi Internasional Tbk. PT	1,528,372	100,711
*	Media Nusantara Citra Tbk. PT	1,090,800	18,735
*	MNC Land Tbk. PT	14,345,300	120,703
	Pabrik Kertas Tjiwi Kimia Tbk. PT	241,100	85,733
	Pakuwon Jati Tbk. PT	3,727,900	90,057
*	Panin Financial Tbk. PT	1,914,300	49,469
*	Paninvest Tbk. PT	264,900	17,123
*	PP Persero Tbk. PT	990,900	20,176
	Puradelta Lestari Tbk. PT	1,465,600	13,206
*††	Rimo International Lestari Tbk. PT	4,191,900	0
	Salim Ivomas Pratama Tbk. PT	511,500	11,926
		Shares	Value»
INDONESIA — (Continued)
	Sampoerna Agro Tbk. PT	68,700	$9,104
	Samudera Indonesia Tbk. PT	1,503,000	23,591
*	Sawit Sumbermas Sarana Tbk. PT	366,600	45,710
	Semen Indonesia Persero Tbk. PT	585,647	100,805
*††	Sri Rejeki Isman Tbk. PT	1,787,400	3,002
	Steel Pipe Industry of Indonesia PT	497,300	8,237
	Summarecon Agung Tbk. PT	1,347,104	38,092
	Surya Citra Media Tbk. PT	4,900,700	54,294
	Surya Semesta Internusa Tbk. PT	677,700	41,544
	Tempo Scan Pacific Tbk. PT	117,300	17,703
*	Timah Tbk. PT	437,900	26,939
*††	Trada Alam Minera Tbk. PT	3,776,600	0
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	34,458
	Triputra Agro Persada PT	743,600	36,022
	Tunas Baru Lampung Tbk. PT	438,185	16,389
	United Tractors Tbk. PT	199,400	304,251
*	Vale Indonesia Tbk. PT	316,100	58,006
*††	Waskita Karya Persero Tbk. PT	697,000	1,620
	XL Axiata Tbk. PT	671,193	93,347
TOTAL INDONESIA			3,620,802
IRELAND — (0.9%)
	AIB Group PLC	382,537	2,249,393
	Bank of Ireland Group PLC	330,642	3,285,316
	Cairn Homes PLC	192,687	457,804
	Dalata Hotel Group PLC	75,889	371,317
	FBD Holdings PLC (FBD ID)	9,012	121,804
*	Permanent TSB Group Holdings PLC	32,883	47,387
TOTAL IRELAND			6,533,021
ISRAEL — (0.9%)
*	Afcon Holdings Ltd.	760	39,416
	Africa Israel Residences Ltd.	912	68,592

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Alrov Properties & Lodgings Ltd.	1,983	$103,616
	Ashdod Refinery Ltd.	681	11,621
*	Ashtrom Group Ltd.	8,290	142,969
	AudioCodes Ltd. (AUDC US)	10,881	110,442
*	Avgol Industries 1953 Ltd.	17,326	7,228
*	Azorim-Investment Development & Construction Co. Ltd.	33,567	203,393
	Carasso Motors Ltd.	6,480	51,821
*	Cellcom Israel Ltd. (CEL IT)	25,746	169,272
*	Cellcom Israel Ltd. (CELJF US)	11,396	75,214
	Clal Insurance Enterprises Holdings Ltd.	21,193	554,481
*	Delek Automotive Systems Ltd.	7,218	63,019
	Delta Galil Ltd.	2,465	139,839
*	Dor Alon Energy in Israel 1988 Ltd.	1,112	32,293
*	Doral Group Renewable Energy Resources Ltd.	24,919	94,182
*	Duniec Brothers Ltd.	260	18,190
*	Equital Ltd.	6,649	267,449
	Formula Systems 1985 Ltd. (FORTY IT)	621	57,125
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	229	20,885
*	Gilat Satellite Networks Ltd.	6,879	48,670
*	Hagag Group Real Estate Development	8,333	59,843
*	Hamat Group Ltd.	5,206	23,806
	Harel Insurance Investments & Financial Services Ltd.	50,711	804,283
	IDI Insurance Co. Ltd.	1,993	82,874
	Inrom Construction Industries Ltd.	11,808	55,905
	Israel Canada TR Ltd.	3,443	15,126
*	Israel Land Development Co. Ltd.	4,140	40,208
		Shares	Value»
ISRAEL — (Continued)
	Isras Investment Co. Ltd.	532	$126,872
	Issta Ltd.	2,925	80,816
*	Kamada Ltd. (KMDA US)	7,363	49,553
	Kardan Real Estate Enterprise & Development Ltd.	19,587	33,303
	Kenon Holdings Ltd.	1,465	44,842
	Kerur Holdings Ltd.	1,355	32,540
*	Klil Industries Ltd.	356	25,577
	Kvutzat Acro Ltd.	5,300	94,313
	Lapidoth Capital Ltd.	669	14,299
	M Yochananof & Sons Ltd.	51	3,559
	Mediterranean Towers Ltd.	24,745	78,895
	Meitav Investment House Ltd.	3,779	39,597
	Menora Mivtachim Holdings Ltd.	7,054	327,840
*	Meshek Energy Renewable Energies Ltd.	32,656	26,242
	Meshulam Levinstein Contracting & Engineering Ltd.	258	29,715
	Migdal Insurance & Financial Holdings Ltd.	161,691	332,357
	Naphtha Israel Petroleum Corp. Ltd.	1,591	10,178
	Neto Malinda Trading Ltd.	3,324	81,291
	Oil Refineries Ltd.	383,732	113,320
*	OY Nofar Energy Ltd.	856	21,035
	Palram Industries 1990 Ltd.	1,933	50,160
*	Partner Communications Co. Ltd.	38,087	265,979
	Paz Retail & Energy Ltd.	2,383	343,627
	Plasson Industries Ltd.	1,011	57,650
	Prashkovsky Investments & Construction Ltd.	1,648	47,080
	Rapac Communication & Infrastructure Ltd.	1,204	12,058
	Sano-Brunos Enterprises Ltd.	536	52,226
*	Scope Metals Group Ltd.	1,359	58,291
*	Shikun & Binui Ltd.	54,158	179,312

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Shufersal Ltd.	338	$3,502
	Suny Cellular Communication Ltd.	38,993	13,995
Ω	Tamar Petroleum Ltd.	16,144	112,069
TOTAL ISRAEL			6,123,855
ITALY — (3.6%)
	A2A SpA	460,303	1,087,068
*	Abitare In SpA	2,221	10,459
	ACEA SpA	11,629	222,492
Ω	Anima Holding SpA	54,118	371,332
	Arnoldo Mondadori Editore SpA	38,743	88,379
	Ascopiave SpA	14,577	42,437
	Avio SpA	4,608	76,629
	Azimut Holding SpA	24,220	633,258
	Banca IFIS SpA	7,189	157,742
	Banca Mediolanum SpA	48,009	644,564
	Banca Monte dei Paschi di Siena SpA	163,160	1,045,402
	Banca Popolare di Sondrio SpA	135,001	1,246,566
#	Banca Profilo SpA	114,968	22,034
	Banco BPM SpA	394,306	3,466,031
	Banco di Desio e della Brianza SpA	12,049	98,818
	Biesse SpA	3,229	26,936
	BPER Banca SpA	292,670	1,993,725
	Brembo NV	22,470	218,760
	Buzzi SpA	29,557	1,210,772
	Cairo Communication SpA	17,210	45,371
	Cementir Holding NV	12,612	153,199
*	CIR SpA-Compagnie Industriali	239,509	148,696
	Credito Emiliano SpA	26,852	315,242
	d'Amico International Shipping SA	33,291	136,933
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,835	100,085
	Danieli & C Officine Meccaniche SpA (DANR IM)	12,070	243,362
	Elica SpA	8,847	14,073
Ω	Enav SpA	56,412	201,813
	ERG SpA	5,745	116,430
*	Esprinet SpA	7,745	38,185
	Fila SpA	7,328	72,388
*	Fincantieri SpA	17,542	136,370
	FNM SpA	40,686	18,199
*	Garofalo Health Care SpA	4,490	24,488
#	Gefran SpA	2,084	19,613
		Shares	Value»
ITALY — (Continued)
	GPI SpA	1,862	$18,981
	Hera SpA	198,526	725,981
	IMMSI SpA	62,616	32,370
#	Indel B SpA	373	8,493
	Italmobiliare SpA	2,574	71,703
	Iveco Group NV	53,448	650,517
	Leonardo SpA	50,933	1,591,225
	Mediobanca Banca di Credito Finanziario SpA	97,682	1,596,836
	MFE-MediaForEurope NV (MFEA IM), Class A	53,594	174,293
	MFE-MediaForEurope NV (MFEB IM), Class B	17,260	76,412
*	Newlat Food SpA	4,322	57,227
#*Ω	Nexi SpA	90,329	458,721
	Orsero SpA	2,608	33,558
Ω	OVS SpA	73,087	261,439
#	Piaggio & C SpA	17,349	38,729
Ω	Pirelli & C SpA	91,793	552,372
Ω	Poste Italiane SpA	28,348	430,198
	Rizzoli Corriere Della Sera Mediagroup SpA	42,643	40,073
#	Sabaf SpA	2,439	39,307
#*	Safilo Group SpA	10,444	11,636
*	Saipem SpA	95,680	233,475
	Snam SpA	122,658	567,226
	Sogefi SpA	9,662	19,938
*	Telecom Italia SpA (TIT IM)	1,376,805	377,915
*	Telecom Italia SpA (TITR IM)	1,059,301	338,235
	Tenaris SA (TS US), ADR	14,882	560,754
	Unipol Assicurazioni SpA	108,936	1,476,160
	Webuild SpA	53,359	162,508
TOTAL ITALY			25,054,133
JAPAN — (16.2%)
	77 Bank Ltd.	15,900	487,839
#	Achilles Corp.	4,600	43,313
	AD Works Group Co. Ltd.	20,400	27,257
	ADEKA Corp.	23,900	445,427
	Advan Group Co. Ltd.	7,500	48,743
	AFC-HD AMS Life Science Co. Ltd.	1,800	10,312
	Ahresty Corp.	9,900	38,717
#	Aichi Financial Group, Inc.	1,390	24,086
#	Aichi Steel Corp.	5,000	223,146
	Aichi Tokei Denki Co. Ltd.	2,700	33,007

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aida Engineering Ltd.	14,000	$73,076
#	Ain Holdings, Inc.	5,800	175,009
	Air Water, Inc.	54,200	675,751
	Airport Facilities Co. Ltd.	9,300	35,620
	Aisan Industry Co. Ltd.	13,200	162,197
	Akita Bank Ltd.	4,800	71,573
	Alconix Corp.	9,400	91,941
	Alfresa Holdings Corp.	46,400	635,168
	Alleanza Holdings Co. Ltd.	3,200	22,794
	Alpen Co. Ltd.	5,100	70,050
	Alps Alpine Co. Ltd.	62,681	626,787
	Amada Co. Ltd.	12,008	123,988
	Anabuki Kosan, Inc.	1,200	15,412
	Anest Iwata Corp.	9,900	86,247
	Anritsu Corp.	37,900	348,319
	AOKI Holdings, Inc.	9,900	83,773
#	Aoyama Trading Co. Ltd.	15,700	221,109
	Arakawa Chemical Industries Ltd.	3,100	22,281
	Arata Corp.	9,400	191,591
	ARCLANDS Corp.	8,600	95,245
	Arcs Co. Ltd.	12,500	217,209
	Artience Co. Ltd.	10,700	212,864
	Asahi Co. Ltd.	3,000	28,694
#	Asahi Yukizai Corp.	3,600	100,460
	Ashimori Industry Co. Ltd.	800	14,955
	Asia Pile Holdings Corp.	10,700	58,165
	ASKA Pharmaceutical Holdings Co. Ltd.	2,600	32,923
	Astena Holdings Co. Ltd.	8,100	23,168
	Autobacs Seven Co. Ltd.	8,500	81,495
	Awa Bank Ltd.	15,200	276,562
	Axell Corp.	2,400	19,778
	Axyz Co. Ltd.	800	13,889
	Bando Chemical Industries Ltd.	10,800	131,908
	Bank of Iwate Ltd.	3,800	75,123
	Bank of Nagoya Ltd.	3,600	166,259
	Bank of Saga Ltd.	3,301	49,654
	Bank of the Ryukyus Ltd.	15,700	115,757
	Belluna Co. Ltd.	12,600	71,233
#	Bourbon Corp.	3,000	49,009
#	Br Holdings Corp.	4,400	9,693
	Brother Industries Ltd.	4,500	79,290
	Bunka Shutter Co. Ltd.	17,100	205,663
		Shares	Value»
JAPAN — (Continued)
	Canon Electronics, Inc.	6,900	$112,977
#	Carlit Co. Ltd.	5,500	41,184
	Carta Holdings, Inc.	500	4,560
	Cawachi Ltd.	4,800	82,224
	Central Glass Co. Ltd.	8,700	184,057
	Central Security Patrols Co. Ltd.	2,300	42,804
	Chiba Kogyo Bank Ltd.	23,200	234,655
#	Chino Corp.	2,600	37,047
	Chori Co. Ltd.	4,500	100,270
	Chubu Shiryo Co. Ltd.	7,421	62,283
	Chuetsu Pulp & Paper Co. Ltd.	3,600	34,630
	Chugin Financial Group, Inc.	44,800	491,811
	Chuo Gyorui Co. Ltd.	500	13,195
	Citizen Watch Co. Ltd.	73,800	447,163
	CKD Corp.	5,000	81,356
	CK-San-Etsu Co. Ltd.	1,300	33,076
	CMK Corp.	13,300	39,354
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	588,902
	Cosmo Energy Holdings Co. Ltd.	21,700	936,949
	Cosmos Initia Co. Ltd.	2,400	13,764
	CRE, Inc.	2,500	27,399
	CTI Engineering Co. Ltd.	6,600	112,803
	Dai Nippon Toryo Co. Ltd.	5,100	39,709
	Daicel Corp.	66,700	590,206
	Dai-Dan Co. Ltd.	7,000	165,946
#	Daido Metal Co. Ltd.	8,900	28,912
	Daido Steel Co. Ltd.	40,000	318,572
#	Daihatsu Diesel Manufacturing Co. Ltd.	7,400	109,705
	Daiho Corp.	3,400	75,115
	Daiichi Jitsugyo Co. Ltd.	7,800	130,121
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,400	6,228
	Daiki Aluminium Industry Co. Ltd.	7,600	51,815
	Daikyonishikawa Corp.	13,400	54,909

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	$86,984
	Daio Paper Corp.	17,100	94,773
	Daishi Hokuetsu Financial Group, Inc.	15,700	303,369
#	Daishinku Corp.	3,100	11,909
	Daisue Construction Co. Ltd.	3,500	39,016
	Daito Pharmaceutical Co. Ltd.	5,100	68,116
	Daitron Co. Ltd.	3,400	58,697
	DCM Holdings Co. Ltd.	36,100	329,515
	Denka Co. Ltd.	18,000	256,362
	DIC Corp.	19,700	426,748
	DKK-Toa Corp.	3,400	16,141
	DKS Co. Ltd.	2,400	45,339
	Doutor Nichires Holdings Co. Ltd.	8,800	133,817
	Dowa Holdings Co. Ltd.	9,700	288,871
#	DyDo Group Holdings, Inc.	5,400	112,841
	Eagle Industry Co. Ltd.	9,400	125,337
	Ebara Foods Industry, Inc.	1,400	26,133
	Eco's Co. Ltd.	3,000	39,327
	EDION Corp.	28,600	337,683
	Ehime Bank Ltd.	14,701	108,839
	Endo Lighting Corp.	4,100	36,886
	Enomoto Co. Ltd.	2,300	20,493
#	Envipro Holdings, Inc.	3,600	9,286
	ES-Con Japan Ltd.	11,300	73,345
	Eslead Corp.	2,900	87,053
	ESPEC Corp.	4,800	80,061
	Exedy Corp.	9,200	284,583
	EXEO Group, Inc.	19,600	214,000
	Ezaki Glico Co. Ltd.	13,700	413,060
	FALCO HOLDINGS Co. Ltd.	2,300	35,165
	Feed One Co. Ltd.	4,700	25,588
#	Ferrotec Holdings Corp.	14,500	240,223
	FIDEA Holdings Co. Ltd.	3,610	35,053
#	First Bank of Toyama Ltd.	19,100	132,289
#	Focus Systems Corp.	1,300	9,275
	Foster Electric Co. Ltd.	5,860	60,615
	France Bed Holdings Co. Ltd.	7,200	59,500
	F-Tech, Inc.	5,800	20,147
#	Fudo Tetra Corp.	4,400	62,054
		Shares	Value»
JAPAN — (Continued)
#	Fuji Co. Ltd.	2,700	$37,213
	Fuji Corp. (6134 JP)	4,200	63,423
	Fuji Corp. Ltd.	7,200	35,555
	Fuji Die Co. Ltd.	1,700	9,009
*	Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	53,499
#	Fuji Oil Co. Ltd.	20,800	42,899
	Fuji Oil Holdings, Inc.	4,901	106,464
#	Fuji Pharma Co. Ltd.	2,700	25,377
	Fuji Seal International, Inc.	13,100	201,478
	Fujibo Holdings, Inc.	3,600	119,726
	Fujikura Composites, Inc.	6,200	62,805
	Fujikura Ltd.	4,300	173,067
#	Fujisash Co. Ltd.	1,650	6,920
#	Fujiya Co. Ltd.	3,900	62,715
#	FuKoKu Co. Ltd.	3,700	42,543
	Fukuda Corp.	1,600	52,325
	Fukui Bank Ltd.	6,500	81,987
	Fukuoka Financial Group, Inc.	32,060	870,118
	Fukushima Galilei Co. Ltd.	6,000	102,285
	Fukuyama Transporting Co. Ltd.	2,701	63,983
	Fumakilla Ltd.	1,200	8,449
	Furukawa Battery Co. Ltd.	1,600	14,212
	Furukawa Co. Ltd.	11,100	141,073
	Furukawa Electric Co. Ltd.	10,200	466,408
	Furuno Electric Co. Ltd.	8,700	148,167
	Fuso Pharmaceutical Industries Ltd.	800	12,531
#	Futaba Industrial Co. Ltd.	19,300	94,460
	Gakken Holdings Co. Ltd.	9,300	62,416
	Geo Holdings Corp.	9,900	116,242
#	GLOBERIDE, Inc.	5,000	61,697
	Glory Ltd.	12,075	205,258
	GLtechno Holdings, Inc.	4,490	81,563
#	Godo Steel Ltd.	3,100	80,045
	Grandy House Corp.	4,100	15,424
	GS Yuasa Corp.	12,800	205,788
	GSI Creos Corp.	3,400	47,883
	G-Tekt Corp.	5,100	56,277
	Gunma Bank Ltd.	97,300	698,647
	Gunze Ltd.	5,300	179,980
	H2O Retailing Corp.	27,900	415,676
	Hachijuni Bank Ltd.	127,712	835,821

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hagiwara Electric Holdings Co. Ltd.	3,300	$72,356
	Hagoromo Foods Corp.	500	10,299
	Hamakyorex Co. Ltd.	18,000	157,500
	Handsman Co. Ltd.	1,900	10,086
	Hanwa Co. Ltd.	11,900	367,607
	Harima Chemicals Group, Inc.	4,400	24,797
	Haseko Corp.	54,400	714,054
#	Hashimoto Sogyo Holdings Co. Ltd.	3,200	25,463
	Heiwa Corp.	15,900	238,960
	Heiwa Real Estate Co. Ltd.	8,100	235,834
	Heiwado Co. Ltd.	4,687	71,034
*	Hino Motors Ltd.	63,200	206,693
	Hirakawa Hewtech Corp.	4,100	40,614
	Hirano Tecseed Co. Ltd.	2,400	27,774
	Hirata Corp.	2,100	73,411
	Hirogin Holdings, Inc.	80,519	640,235
	Hochiki Corp.	3,900	62,006
	Hodogaya Chemical Co. Ltd.	2,100	49,375
	Hogy Medical Co. Ltd.	5,500	171,704
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	32,421
	Hokkan Holdings Ltd.	3,400	36,167
	Hokko Chemical Industry Co. Ltd.	5,700	52,991
	Hokkoku Financial Holdings, Inc.	7,500	261,349
#	Hokuetsu Corp.	41,600	391,592
	Hokuhoku Financial Group, Inc.	50,800	690,962
	Hokuriku Electric Industry Co. Ltd.	2,500	25,922
	Hokuto Corp.	2,869	33,748
#	H-One Co. Ltd.	8,500	55,496
	Honeys Holdings Co. Ltd.	4,700	51,436
	Hoosiers Holdings Co. Ltd.	10,600	71,136
	Hosokawa Micron Corp.	3,700	103,274
	House Foods Group, Inc.	9,500	172,929
	Howa Machinery Ltd.	4,600	36,112
	HS Holdings Co. Ltd.	4,900	27,760
	Hyakugo Bank Ltd.	71,200	312,115
	Hyakujushi Bank Ltd.	7,500	175,120
	Ibiden Co. Ltd.	700	20,526
	Ichiken Co. Ltd.	1,900	31,029
	Ichikoh Industries Ltd.	9,600	24,979
		Shares	Value»
JAPAN — (Continued)
	Ichinen Holdings Co. Ltd.	6,400	$75,509
	Ichiyoshi Securities Co. Ltd.	8,000	43,996
	IDEA Consultants, Inc.	1,600	25,067
	Iida Group Holdings Co. Ltd.	35,900	543,776
	Iino Kaiun Kaisha Ltd.	25,600	184,705
#	Imagica Group, Inc.	7,600	26,835
	Imura & Co. Ltd.	2,800	17,669
	Inaba Denki Sangyo Co. Ltd.	14,600	347,743
	Inaba Seisakusho Co. Ltd.	3,600	39,355
	Inabata & Co. Ltd.	14,900	308,101
	INFRONEER Holdings, Inc.	56,352	424,806
	Innotech Corp.	1,200	10,873
	Integrated Design & Engineering Holdings Co. Ltd.	4,400	183,893
	Inui Global Logistics Co. Ltd.	1,500	15,992
	Iriso Electronics Co. Ltd.	4,963	84,205
	Ishihara Sangyo Kaisha Ltd.	12,100	124,813
	Ishizuka Glass Co. Ltd.	800	12,415
	Itochu Enex Co. Ltd.	16,700	170,910
	Itochu-Shokuhin Co. Ltd.	1,900	90,352
	Itoham Yonekyu Holdings, Inc.	8,040	199,942
	Itoki Corp.	9,500	98,755
	IwaiCosmo Holdings, Inc.	6,600	105,517
	Iwatani Corp.	10,000	109,505
	Iyogin Holdings, Inc.	78,300	830,496
	J Front Retailing Co. Ltd.	55,813	782,000
	J Trust Co. Ltd.	2,500	8,310
#	JANOME Corp.	6,900	44,554
	Japan Cash Machine Co. Ltd.	1,500	11,152
	Japan Electronic Materials Corp.	4,200	55,900
	Japan Investment Adviser Co. Ltd.	5,400	43,799
	Japan Medical Dynamic Marketing, Inc.	3,799	15,186
	Japan Pulp & Paper Co. Ltd.	35,000	146,172
	Japan Securities Finance Co. Ltd.	21,100	259,793

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Steel Works Ltd.	1,400	$49,516
	Japan Transcity Corp.	10,000	66,940
	Japan Wool Textile Co. Ltd.	17,400	148,885
	JDC Corp.	13,600	43,535
	Jichodo Co. Ltd.	200	12,114
	JINUSHI Co. Ltd.	2,900	41,473
	JK Holdings Co. Ltd.	5,500	35,486
	J-Oil Mills, Inc.	6,700	88,053
	Joshin Denki Co. Ltd.	3,843	58,526
	Joyful Honda Co. Ltd.	14,200	171,245
	JSP Corp.	4,300	59,196
	JTEKT Corp.	42,425	333,497
*	Juki Corp.	4,100	10,026
	Juroku Financial Group, Inc.	12,200	366,323
	JVCKenwood Corp.	14,500	168,023
	Kadoya Sesame Mills, Inc.	1,100	25,721
	Kaga Electronics Co. Ltd.	9,800	175,496
	Kamei Corp.	9,700	111,336
	Kamigumi Co. Ltd.	13,100	285,404
	Kanaden Corp.	6,800	64,863
	Kanadevia Corp.	39,600	272,544
	Kanagawa Chuo Kotsu Co. Ltd.	1,500	36,582
	Kanamoto Co. Ltd.	9,469	190,549
	Kandenko Co. Ltd.	10,400	166,454
	Kaneka Corp.	15,000	364,120
	Kaneko Seeds Co. Ltd.	4,400	40,384
	Kanematsu Corp.	24,400	408,254
#	Kanemi Co. Ltd.	1,200	26,210
	Kanto Denka Kogyo Co. Ltd.	12,700	78,024
	Kato Sangyo Co. Ltd.	6,100	172,272
	Kawada Technologies, Inc.	5,100	88,779
	Kawai Musical Instruments Manufacturing Co. Ltd.	600	11,686
	KEIWA, Inc.	3,000	19,599
	Keiyo Bank Ltd.	41,300	216,672
	Kenko Mayonnaise Co. Ltd.	3,934	45,624
	KH Neochem Co. Ltd.	6,900	93,243
#	Kimura Chemical Plants Co. Ltd.	5,800	30,936
	Kimura Unity Co. Ltd.	4,900	49,369
	Ki-Star Real Estate Co. Ltd.	2,600	72,489
	Kitagawa Corp.	2,400	18,506
#	Kita-Nippon Bank Ltd.	3,600	72,435
	Kitz Corp.	22,500	169,693
	Kiyo Bank Ltd.	19,800	294,652
		Shares	Value»
JAPAN — (Continued)
*	KLab, Inc.	13,900	$13,108
*	KNT-CT Holdings Co. Ltd.	2,200	16,959
#	Koa Corp.	6,000	38,029
	Koa Shoji Holdings Co. Ltd.	2,900	11,595
	Koatsu Gas Kogyo Co. Ltd.	9,700	52,089
#	Kobe Steel Ltd.	66,700	710,184
	Kohnan Shoji Co. Ltd.	7,800	181,329
	Kohsoku Corp.	2,700	43,342
#	Kojima Co. Ltd.	13,300	85,329
	Kokuyo Co. Ltd.	21,700	377,171
	Komeri Co. Ltd.	10,300	201,679
	Kondotec, Inc.	5,400	46,731
	Konica Minolta, Inc.	103,400	418,558
	Konishi Co. Ltd.	16,600	136,589
	Konoike Transport Co. Ltd.	9,000	183,162
	KPP Group Holdings Co. Ltd.	14,800	63,540
	Krosaki Harima Corp.	7,200	115,489
	KRS Corp.	3,600	51,203
	K's Holdings Corp.	43,300	397,869
	KU Holdings Co. Ltd.	3,700	26,883
	Kumagai Gumi Co. Ltd.	9,906	245,111
	Kumiai Chemical Industry Co. Ltd.	18,300	89,436
#	Kurabo Industries Ltd.	4,600	171,633
	Kuraray Co. Ltd.	95,500	1,398,128
	Kureha Corp.	14,700	263,872
	Kurimoto Ltd.	3,200	92,287
	Kuriyama Holdings Corp.	5,000	40,338
	KYB Corp.	12,400	234,318
#	Kyodo Printing Co. Ltd.	2,200	60,374
	Kyoei Steel Ltd.	8,208	100,388
#	Kyokuto Boeki Kaisha Ltd.	4,800	47,567
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	161,833
	Kyokuyo Co. Ltd.	2,800	74,495
	Kyorin Pharmaceutical Co. Ltd.	8,300	78,654
	Kyosan Electric Manufacturing Co. Ltd.	12,300	40,362
	Kyushu Financial Group, Inc.	99,900	505,339
	Lacto Japan Co. Ltd.	2,600	52,146
#	LEC, Inc.	7,500	61,043
	Life Corp.	4,700	109,044
	LIFULL Co. Ltd.	26,000	33,338
	Lintec Corp.	11,600	216,914
#	Lixil Corp.	78,800	886,963
	Look Holdings, Inc.	1,800	25,993

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mabuchi Motor Co. Ltd.	20,400	$280,156
	Macromill, Inc.	11,400	91,790
	Maezawa Industries, Inc.	5,300	40,877
	Makino Milling Machine Co. Ltd.	6,900	515,461
	Mandom Corp.	10,593	83,864
	Marubun Corp.	5,500	39,281
	Marudai Food Co. Ltd.	5,400	57,624
	Maruha Nichiro Corp.	14,500	279,569
	MARUKA FURUSATO Corp.	5,038	76,199
	Maruyama Manufacturing Co., Inc.	1,100	14,048
	Maruzen CHI Holdings Co. Ltd.	3,000	6,052
	Maruzen Showa Unyu Co. Ltd.	4,700	180,307
	Matsuda Sangyo Co. Ltd.	4,300	86,672
	Matsuoka Corp.	1,100	13,838
	Maxell Ltd.	9,900	127,560
	Maxvalu Tokai Co. Ltd.	2,200	46,314
	Mazda Motor Corp.	118,000	806,811
	Mebuki Financial Group, Inc.	163,600	723,360
	Media Do Co. Ltd.	2,000	20,050
	Medical System Network Co. Ltd.	10,600	27,406
	Medipal Holdings Corp.	47,200	709,638
	Megmilk Snow Brand Co. Ltd.	12,000	205,620
	Meidensha Corp.	5,700	145,694
#	Meiji Electric Industries Co. Ltd.	3,800	35,631
#	Meiji Shipping Group Co. Ltd.	4,300	18,817
	Meiko Electronics Co. Ltd.	3,400	197,475
	Meiwa Estate Co. Ltd.	4,900	31,943
	Melco Holdings, Inc.	2,000	27,775
	Menicon Co. Ltd.	5,185	46,525
	Mie Kotsu Group Holdings, Inc.	16,800	55,866
	MIMAKI ENGINEERING Co. Ltd.	700	6,637
	Ministop Co. Ltd.	4,000	44,459
	Mirait One Corp.	28,810	427,853
	Mirarth Holdings, Inc.	29,200	98,144
	Mitsuba Corp.	15,300	86,763
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Gas Chemical Co., Inc.	40,800	$713,020
	Mitsubishi Logisnext Co. Ltd.	5,100	65,320
	Mitsubishi Logistics Corp.	69,500	496,507
#	Mitsubishi Materials Corp.	34,100	535,222
#	Mitsubishi Motors Corp.	142,100	421,489
	Mitsubishi Paper Mills Ltd.	9,464	36,917
	Mitsubishi Research Institute, Inc.	2,400	74,671
	Mitsubishi Shokuhin Co. Ltd.	4,600	147,455
	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	21,709
	Mitsui Chemicals, Inc.	32,100	703,935
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	134,997
	Mitsui Mining & Smelting Co. Ltd.	17,816	525,266
	Mitsui-Soko Holdings Co. Ltd.	4,100	203,032
#	Mitsuuroko Group Holdings Co. Ltd.	5,200	60,472
	Miyazaki Bank Ltd.	7,000	147,638
	Mizuno Corp.	2,900	161,950
	Mochida Pharmaceutical Co. Ltd.	2,200	47,738
	Morinaga Milk Industry Co. Ltd.	21,800	407,821
#	Moriroku Holdings Co. Ltd.	2,601	33,747
	Morita Holdings Corp.	10,700	153,498
	Mory Industries, Inc.	1,800	53,372
	MrMax Holdings Ltd.	8,500	37,525
	Mugen Estate Co. Ltd.	2,800	33,337
	Musashi Seimitsu Industry Co. Ltd.	12,800	251,335
	Musashino Bank Ltd.	10,000	209,093
	Nabtesco Corp.	20,700	370,141
#	NAC Co. Ltd.	6,000	23,467
	Nachi-Fujikoshi Corp.	2,587	55,208
	Nafco Co. Ltd.	4,600	56,329
#	Nagano Keiki Co. Ltd.	1,500	21,364
	Nagase & Co. Ltd.	32,400	608,567
	Naigai Tec Corp.	900	13,613
	Nakamoto Packs Co. Ltd.	800	9,021
#	Nakamuraya Co. Ltd.	1,100	22,418
#	Nakayama Steel Works Ltd.	12,000	59,403

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nanto Bank Ltd.	9,600	$217,946
	Nanyo Corp.	2,600	19,198
	Natori Co. Ltd.	2,300	32,287
	NGK Insulators Ltd.	59,400	762,240
	NH Foods Ltd.	8,600	280,698
	NHK Spring Co. Ltd.	62,244	793,331
	Nicca Chemical Co. Ltd.	1,800	13,138
	Nice Corp.	2,600	24,077
	Nichiban Co. Ltd.	3,400	45,100
#	Nichicon Corp.	13,400	94,515
	Nichiden Corp.	4,700	92,239
	Nichiha Corp.	7,200	134,579
	Nichimo Co. Ltd.	1,600	19,986
	Nichirin Co. Ltd.	3,750	82,917
#	Nihon Chouzai Co. Ltd.	2,500	21,530
	Nihon Denkei Co. Ltd.	2,100	25,287
	Nihon Nohyaku Co. Ltd.	13,700	66,752
	Nihon Yamamura Glass Co. Ltd.	1,100	10,993
	Nikkiso Co. Ltd.	11,500	75,135
	Nikkon Holdings Co. Ltd.	34,400	500,604
#	Nikon Corp.	83,200	891,363
	Nippi, Inc.	900	32,930
	Nippn Corp.	14,900	208,398
	Nippon Carbide Industries Co., Inc.	2,300	26,428
	Nippon Chemical Industrial Co. Ltd.	2,900	44,131
#	Nippon Coke & Engineering Co. Ltd.	51,900	31,983
	Nippon Concrete Industries Co. Ltd.	17,600	42,290
	Nippon Denko Co. Ltd.	44,300	79,722
	Nippon Dry-Chemical Co. Ltd.	1,400	36,386
	Nippon Electric Glass Co. Ltd.	27,600	592,878
	NIPPON EXPRESS HOLDINGS, Inc.	32,700	530,003
	Nippon Kayaku Co. Ltd.	27,900	228,337
	Nippon Light Metal Holdings Co. Ltd.	6,403	65,575
	Nippon Paper Industries Co. Ltd.	48,100	274,614
	Nippon Rietec Co. Ltd.	3,460	30,309
	Nippon Road Co. Ltd.	4,500	52,945
	Nippon Seisen Co. Ltd.	3,500	30,882
		Shares	Value»
JAPAN — (Continued)
	Nippon Sharyo Ltd.	1,001	$14,338
#*	Nippon Sheet Glass Co. Ltd.	24,000	58,481
	Nippon Shinyaku Co. Ltd.	9,400	227,449
	Nippon Shokubai Co. Ltd.	36,400	441,563
	Nippon Signal Co. Ltd.	2,684	15,708
	Nippon Soda Co. Ltd.	13,200	244,931
	Nippon Thompson Co. Ltd.	23,600	77,701
#	Nippon Yakin Kogyo Co. Ltd.	5,100	131,655
	Nipro Corp.	41,300	385,779
	Nishi-Nippon Financial Holdings, Inc.	29,200	400,663
	Nishio Holdings Co. Ltd.	6,200	170,456
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	48,165
	Nissei Plastic Industrial Co. Ltd.	4,100	25,390
	Nissha Co. Ltd.	9,886	103,236
	Nisshin Oillio Group Ltd.	8,600	275,944
	Nisshinbo Holdings, Inc.	33,453	191,387
	Nissin Corp.	5,000	145,664
	Nissui Corp.	82,900	456,797
	Nitta Gelatin, Inc.	3,800	17,589
	Nitto Fuji Flour Milling Co. Ltd.	800	33,564
	Nitto Kogyo Corp.	4,500	84,203
	Nitto Seiko Co. Ltd.	12,100	45,244
	Nittoku Co. Ltd.	2,801	37,952
	Nohmi Bosai Ltd.	3,600	71,542
	Nojima Corp.	19,300	290,092
	Nomura Real Estate Holdings, Inc.	13,600	361,469
	Noritake Co. Ltd.	5,400	133,845
	Noritz Corp.	9,600	105,080
	North Pacific Bank Ltd.	82,400	278,499
	NPR-RIKEN Corp.	3,660	59,781
	NS Tool Co. Ltd.	2,500	12,243
	NS United Kaiun Kaisha Ltd.	3,800	95,903
	NSK Ltd.	46,900	203,584
	NSW, Inc.	2,600	48,589
	NTN Corp.	86,100	137,914
	Obara Group, Inc.	2,900	70,918
	Ochi Holdings Co. Ltd.	900	7,664
	Ogaki Kyoritsu Bank Ltd.	5,700	78,720
	Ohara, Inc.	2,300	16,676
	Oiles Corp.	6,500	102,178

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oita Bank Ltd.	4,300	$87,210
	Oji Holdings Corp.	255,500	1,031,906
	Okabe Co. Ltd.	15,300	72,505
	Okada Aiyon Corp.	300	3,750
	Okamoto Industries, Inc.	3,000	102,588
	Okamoto Machine Tool Works Ltd.	1,300	31,404
	Okamura Corp.	15,400	196,873
	Okasan Securities Group, Inc.	51,100	211,204
#	Oki Electric Industry Co. Ltd.	14,500	90,659
	Okinawa Financial Group, Inc.	11,780	200,919
	OKUMA Corp.	14,200	320,290
	Okumura Corp.	10,700	269,168
	Okura Industrial Co. Ltd.	2,800	54,477
	Okuwa Co. Ltd.	12,382	63,570
#	Olba Healthcare Holdings, Inc.	1,600	19,965
#	Onoken Co. Ltd.	5,000	49,944
	Onward Holdings Co. Ltd.	37,900	151,782
	Open House Group Co. Ltd.	2,900	94,869
	Optorun Co. Ltd.	2,900	33,777
	Oriental Consultants Holdings Co. Ltd.	500	17,505
	Oriental Shiraishi Corp.	36,900	93,859
	Osaka Organic Chemical Industry Ltd.	1,000	17,491
	Osaki Electric Co. Ltd.	8,300	40,175
	OSG Corp.	20,500	226,882
	OUG Holdings, Inc.	1,100	18,392
	Pacific Industrial Co. Ltd.	10,400	101,833
	Pack Corp.	1,100	24,992
	PALTAC Corp.	7,100	198,399
	Paraca, Inc.	1,600	19,018
	Paramount Bed Holdings Co. Ltd.	11,600	209,493
	Penta-Ocean Construction Co. Ltd.	47,400	199,951
#	PHC Holdings Corp.	4,000	26,760
	Pickles Holdings Co. Ltd.	4,900	33,779
	Pole To Win Holdings, Inc.	10,603	28,507
	Press Kogyo Co. Ltd.	28,800	104,868
	Prima Meat Packers Ltd.	2,100	29,666
		Shares	Value»
JAPAN — (Continued)
	Procrea Holdings, Inc.	10,300	$115,929
	Proto Corp.	8,500	68,329
	PS Construction Co. Ltd.	3,450	26,293
	QB Net Holdings Co. Ltd.	3,000	19,682
	Qol Holdings Co. Ltd.	6,200	58,549
	Raiznext Corp.	8,600	85,895
	Rasa Corp.	1,900	17,465
	Rasa Industries Ltd.	2,800	44,636
	Rengo Co. Ltd.	36,900	208,567
#*	RENOVA, Inc.	4,300	17,096
	Resonac Holdings Corp.	51,800	1,255,719
	Restar Corp.	5,900	95,069
#	Retail Partners Co. Ltd.	5,900	48,529
	Rheon Automatic Machinery Co. Ltd.	7,100	67,182
	Riken Technos Corp.	11,500	75,639
	Riken Vitamin Co. Ltd.	5,400	82,139
	Rion Co. Ltd.	2,100	37,544
	Rix Corp.	600	11,265
	Rohm Co. Ltd.	71,000	676,183
	Rokko Butter Co. Ltd.	1,300	10,364
	Ryobi Ltd.	7,900	115,530
	RYODEN Corp.	5,800	93,297
	Ryoyo Ryosan Holdings, Inc.	4,148	67,087
	S Foods, Inc.	1,400	22,628
	S&B Foods, Inc.	2,500	83,308
#	Sac's Bar Holdings, Inc.	7,900	47,067
	Sakai Chemical Industry Co. Ltd.	5,400	88,644
	Sakai Heavy Industries Ltd.	3,200	48,138
	Sakai Moving Service Co. Ltd.	2,000	31,076
	Sakata INX Corp.	10,570	116,142
	Sakata Seed Corp.	4,800	113,378
	Sala Corp.	18,200	96,815
#	San Holdings, Inc.	6,600	44,430
	San ju San Financial Group, Inc.	7,530	116,832
	San-A Co. Ltd.	8,800	167,482
	San-Ai Obbli Co. Ltd.	19,800	229,413
	San-In Godo Bank Ltd.	43,200	369,260
*	Sanken Electric Co. Ltd.	3,500	137,465
	Sanki Engineering Co. Ltd.	8,300	167,107
	Sanko Gosei Ltd.	13,300	59,077
	Sanko Metal Industrial Co. Ltd.	1,000	39,241

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Frontier Co. Ltd.	2,800	$37,310
	Sankyo Tateyama, Inc.	8,700	33,618
	Sankyu, Inc.	13,800	492,885
	Sanoh Industrial Co. Ltd.	3,700	17,116
	Sansei Technologies, Inc.	4,600	39,512
#	Sansha Electric Manufacturing Co. Ltd.	2,600	14,311
	Sanyo Chemical Industries Ltd.	3,300	83,227
	Sanyo Denki Co. Ltd.	2,700	163,247
	Sanyo Special Steel Co. Ltd.	5,000	64,198
	Sanyo Trading Co. Ltd.	6,600	63,802
	Sato Holdings Corp.	8,100	114,882
	Sato Shoji Corp.	5,000	46,752
	Satori Electric Co. Ltd.	4,200	45,188
#	Satudora Holdings Co. Ltd.	1,800	9,158
	Sawai Group Holdings Co. Ltd.	33,900	437,857
	SBS Holdings, Inc.	3,100	49,275
	Scroll Corp.	9,700	67,328
	Seika Corp.	2,600	75,508
	Seiko Group Corp.	8,200	280,576
	Seino Holdings Co. Ltd.	35,900	541,936
	Seiren Co. Ltd.	1,500	25,906
	Sekisui Kasei Co. Ltd.	11,200	25,414
	SEMITEC Corp.	1,700	19,936
	Senko Group Holdings Co. Ltd.	32,800	328,851
	Senshu Ikeda Holdings, Inc.	55,800	157,813
	Seven Bank Ltd.	37,900	75,172
*	Sharp Corp.	1,400	8,408
#	Shibaura Machine Co. Ltd.	3,500	80,595
	Shibusawa Logistics Corp.	3,100	61,611
	Shibuya Corp.	1,200	28,209
	Shiga Bank Ltd.	12,400	368,470
	Shikibo Ltd.	4,000	26,004
	Shikoku Bank Ltd.	8,100	63,538
	Shima Seiki Manufacturing Ltd.	5,680	37,342
	Shimizu Corp.	900	7,803
	Shimojima Co. Ltd.	5,000	42,474
		Shares	Value»
JAPAN — (Continued)
	Shin Nippon Air Technologies Co. Ltd.	3,400	$42,068
	Shinagawa Refractories Co. Ltd.	8,500	94,928
#	Shindengen Electric Manufacturing Co. Ltd.	3,500	54,618
	Shin-Etsu Polymer Co. Ltd.	11,300	118,163
	Shinko Shoji Co. Ltd.	8,100	52,905
	Shinmaywa Industries Ltd.	14,600	127,143
	Shinsho Corp.	1,500	59,118
	Shinwa Co. Ltd. (7607 JP)	3,600	68,635
	Shizuoka Financial Group, Inc.	16,600	148,112
	Shizuoka Gas Co. Ltd.	16,700	108,114
	Shofu, Inc.	1,000	13,703
	Showa Shinku Co. Ltd.	700	6,351
	Siix Corp.	10,100	73,521
	Sinanen Holdings Co. Ltd.	2,300	95,971
	Sinfonia Technology Co. Ltd.	4,400	197,112
	SKY Perfect JSAT Holdings, Inc.	56,500	338,512
#	Soda Nikka Co. Ltd.	6,400	46,267
	Sodick Co. Ltd.	17,800	94,888
	Sojitz Corp.	28,600	587,861
	Soken Chemical & Engineering Co. Ltd.	2,800	62,661
	SPK Corp.	3,200	43,374
	Star Mica Holdings Co. Ltd.	9,900	54,381
	Star Micronics Co. Ltd.	9,900	124,433
	Starts Corp., Inc.	8,200	203,696
	Starzen Co. Ltd.	4,900	91,630
	Stella Chemifa Corp.	2,900	82,830
	Step Co. Ltd.	1,700	23,915
	Sugimoto & Co. Ltd.	5,600	47,654
	SUMCO Corp.	59,400	438,551
	Sumida Corp.	4,001	23,452
	Sumitomo Bakelite Co. Ltd.	2,000	48,162
	Sumitomo Heavy Industries Ltd.	36,100	743,938
	Sumitomo Mitsui Construction Co. Ltd.	44,200	118,558

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Osaka Cement Co. Ltd.	12,175	$259,619
*	Sumitomo Pharma Co. Ltd.	33,100	129,631
	Sumitomo Riko Co. Ltd.	13,900	161,783
	Sumitomo Rubber Industries Ltd.	51,154	596,312
	Sumitomo Seika Chemicals Co. Ltd.	2,400	71,702
	Sun Frontier Fudousan Co. Ltd.	9,500	122,809
	Suncall Corp.	1,000	1,646
	Sun-Wa Technos Corp.	3,300	48,249
	Suruga Bank Ltd.	61,100	474,939
	Suzuken Co. Ltd.	17,500	546,233
	Suzuki Co. Ltd.	4,300	48,463
	SWCC Corp.	200	9,752
	T Hasegawa Co. Ltd.	9,200	177,366
	T RAD Co. Ltd.	2,300	53,334
	Tachibana Eletech Co. Ltd.	4,500	77,170
	Tachi-S Co. Ltd.	8,200	97,540
	Tadano Ltd.	21,200	157,095
#	Taihei Dengyo Kaisha Ltd.	4,000	124,055
	Taiheiyo Cement Corp.	29,400	740,445
	Taiheiyo Kouhatsu, Inc.	1,500	6,888
	Taiho Kogyo Co. Ltd.	6,400	26,441
	Taikisha Ltd.	7,000	210,690
	Taiko Bank Ltd.	1,500	14,984
#	Taiyo Yuden Co. Ltd.	21,369	298,763
	Takamatsu Construction Group Co. Ltd.	4,700	83,001
#	Takaoka Toko Co. Ltd.	3,700	50,066
	Takara & Co. Ltd.	3,300	66,228
	Takara Holdings, Inc.	26,100	229,570
	Takara Standard Co. Ltd.	7,800	84,280
	Takasago International Corp.	4,300	149,144
#	Takashima & Co. Ltd.	6,000	49,625
	Takashimaya Co. Ltd.	62,200	528,071
	Take & Give Needs Co. Ltd.	2,200	13,509
#	TAKEBISHI Corp.	2,800	34,716
	Taki Chemical Co. Ltd.	1,000	21,464
	Takuma Co. Ltd.	11,100	120,149
#	Tamura Corp.	8,601	32,996
	Tanabe Engineering Corp.	1,300	15,271
		Shares	Value»
JAPAN — (Continued)
	TASUKI Holdings, Inc.	3,600	$15,644
	Tayca Corp.	5,500	53,602
	Technoflex Corp.	1,200	8,448
	Teijin Ltd.	20,300	173,157
	Tekken Corp.	3,000	49,163
	Tenma Corp.	3,400	61,539
	Tera Probe, Inc.	1,100	22,296
	Terasaki Electric Co. Ltd.	900	13,879
	Tess Holdings Co. Ltd.	10,500	18,213
	Toa Corp. (1885 JP)	17,200	131,390
	TOA ROAD Corp.	17,000	143,063
	Toagosei Co. Ltd.	14,300	132,593
	TOBISHIMA HOLDINGS, Inc.	3,740	39,726
#	Tochigi Bank Ltd.	24,700	46,265
	Toda Corp.	62,100	375,924
	Toenec Corp.	13,000	85,697
	Togami Electric Manufacturing Co. Ltd.	700	14,052
	Toho Acetylene Co. Ltd.	6,000	13,949
	Toho Bank Ltd.	53,600	106,910
	Toho Holdings Co. Ltd.	8,600	237,754
	Tohoku Bank Ltd.	4,728	34,591
	Tokai Carbon Co. Ltd.	16,800	93,565
	Tokai Corp.	4,568	64,734
	Tokai Rika Co. Ltd.	16,900	248,277
	Tokai Tokyo Financial Holdings, Inc.	39,676	129,503
	Tokushu Tokai Paper Co. Ltd.	2,300	52,926
	Tokuyama Corp.	18,500	307,050
#	Tokyo Energy & Systems, Inc.	3,090	21,573
	Tokyo Keiki, Inc.	3,800	77,158
	Tokyo Kiraboshi Financial Group, Inc.	8,300	256,676
	Tokyo Rope Manufacturing Co. Ltd.	4,600	38,467
	Tokyo Sangyo Co. Ltd.	4,000	19,074
	Tokyo Steel Manufacturing Co. Ltd.	2,000	20,138
	Tokyo Tatemono Co. Ltd.	43,000	663,108
	Tokyo Tekko Co. Ltd.	700	26,774
	Tokyu Construction Co. Ltd.	8,800	41,803

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyu Fudosan Holdings Corp.	103,300	$663,257
	Toli Corp.	12,400	37,086
	Tomen Devices Corp.	1,400	55,216
	Tomoe Engineering Co. Ltd.	2,300	56,290
	Tomoku Co. Ltd.	3,200	48,703
	TOMONY Holdings, Inc.	53,500	155,326
	Tonami Holdings Co. Ltd.	1,600	67,381
	Topre Corp.	9,601	117,300
	Topy Industries Ltd.	1,800	24,058
#	Torex Semiconductor Ltd.	5,099	38,366
#	Torishima Pump Manufacturing Co. Ltd.	3,700	54,061
	Tosei Corp.	9,200	141,439
	Tosho Co. Ltd.	4,000	17,828
	Tosoh Corp.	61,200	814,254
	Totetsu Kogyo Co. Ltd.	5,700	117,869
#	Towa Bank Ltd.	11,200	48,340
	Towa Pharmaceutical Co. Ltd.	8,500	164,559
	Toyo Construction Co. Ltd.	18,500	166,076
	Toyo Corp.	1,200	10,963
	Toyo Kanetsu KK	2,400	60,603
#	Toyo Machinery & Metal Co. Ltd.	5,300	21,735
	Toyo Seikan Group Holdings Ltd.	43,100	654,405
	Toyo Tanso Co. Ltd.	1,700	43,481
	Toyo Tire Corp.	32,200	529,283
	Toyobo Co. Ltd.	45,523	287,794
	Toyoda Gosei Co. Ltd.	20,300	362,805
	Toyota Boshoku Corp.	19,600	260,156
	TRE Holdings Corp.	12,600	126,725
	Trusco Nakayama Corp.	10,600	141,209
	Tsubakimoto Chain Co.	22,500	276,456
	Tsubakimoto Kogyo Co. Ltd.	3,000	38,301
	Tsugami Corp.	12,900	137,946
	Tsukishima Holdings Co. Ltd.	5,300	50,105
	Tsukuba Bank Ltd.	31,700	52,360
	Tsumura & Co.	6,400	188,428
	Tsuzuki Denki Co. Ltd.	1,800	32,253
	UACJ Corp.	10,800	371,049
	UBE Corp.	33,800	497,105
	Uchida Yoko Co. Ltd.	2,000	87,624
		Shares	Value»
JAPAN — (Continued)
#	Ueki Corp.	1,000	$10,203
	Unipres Corp.	18,000	127,079
	United Super Markets Holdings, Inc.	15,557	78,112
*	Unitika Ltd.	3,000	2,795
	Urbanet Corp. Co. Ltd.	7,300	20,189
	Ushio, Inc.	20,900	280,216
#	V Technology Co. Ltd.	3,300	49,364
	Valor Holdings Co. Ltd.	16,700	234,729
	Vital KSK Holdings, Inc.	14,400	109,761
	VT Holdings Co. Ltd.	24,900	83,917
	Wacoal Holdings Corp.	9,100	317,538
	Wakachiku Construction Co. Ltd.	3,700	87,782
	Wakita & Co. Ltd.	12,600	146,435
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	48,830
	Wise Holdings Co. Ltd.	27,600	13,275
	World Co. Ltd.	7,600	121,354
	World Holdings Co. Ltd.	2,400	31,343
#*	W-Scope Corp.	5,600	9,063
	Xebio Holdings Co. Ltd.	9,902	80,194
	Yahagi Construction Co. Ltd.	7,300	72,718
	YAKUODO Holdings Co. Ltd.	2,000	24,760
	YAMABIKO Corp.	11,300	198,914
	Yamada Holdings Co. Ltd.	87,400	256,624
	Yamae Group Holdings Co. Ltd.	5,000	64,942
	Yamagata Bank Ltd.	7,300	48,980
	Yamaguchi Financial Group, Inc.	58,328	650,022
	Yamaichi Electronics Co. Ltd.	5,600	83,846
	Yamanashi Chuo Bank Ltd.	8,400	122,614
	Yamashin-Filter Corp.	7,500	30,511
	Yamatane Corp.	2,300	56,327
	Yamaya Corp.	1,800	32,653
	Yamazen Corp.	14,700	126,604
	Yashima Denki Co. Ltd.	2,600	28,702
	Yellow Hat Ltd.	9,600	169,330
	Yokogawa Bridge Holdings Corp.	9,000	156,322

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yokohama Rubber Co. Ltd.	40,300	$907,311
#	Yokorei Co. Ltd.	8,800	49,119
	Yondenko Corp.	9,000	88,806
#	Yondoshi Holdings, Inc.	1,600	19,727
	Yorozu Corp.	5,700	37,714
	Yotai Refractories Co. Ltd.	5,200	56,742
	Yuasa Trading Co. Ltd.	5,700	161,924
	Yurtec Corp.	11,800	132,540
	Zacros Corp.	4,700	120,514
	Zenrin Co. Ltd.	7,800	44,314
	Zeon Corp.	35,400	329,082
	Zojirushi Corp.	3,000	32,541
TOTAL JAPAN			113,935,834
KUWAIT — (0.2%)
	A'ayan Leasing & Investment Co. KSCP	146,389	74,079
	Agility Public Warehousing Co. KSC	354,634	288,138
	Al Ahli Bank of Kuwait KSCP	52,684	50,638
	Burgan Bank SAK	128,842	86,307
	Combined Group Contracting Co. SAK	17,776	36,036
	Gulf Bank KSCP	49,478	49,331
	Gulf Cables & Electrical Industries Group Co. KSCP	10,360	60,806
	Kuwait International Bank KSCP	271,539	181,099
	Mezzan Holding Co. KSCC	9,575	28,849
*	Warba Bank KSCP	277,535	212,097
TOTAL KUWAIT			1,067,380
MALAYSIA — (0.5%)
	Able Global Bhd.	27,200	11,385
	Aeon Co. M Bhd.	42,400	14,235
#	AFFIN Bank Bhd.	94,041	59,202
	Ajinomoto Malaysia Bhd.	3,900	12,963
	Alliance Bank Malaysia Bhd.	141,500	164,908
	Allianz Malaysia Bhd.	10,200	43,485
	AME Elite Consortium Bhd.	23,900	9,093
	AMMB Holdings Bhd. (AMM MK)	50,500	63,830
		Shares	Value»
MALAYSIA — (Continued)
#	Bank Islam Malaysia Bhd.	109,299	$60,023
	Batu Kawan Bhd.	15,700	70,982
#*	Berjaya Corp. Bhd.	559,724	38,148
	Beshom Holdings Bhd.	16,303	2,994
	CB Industrial Product Holding Bhd.	30,900	7,900
*	Coastal Contracts Bhd.	24,400	7,662
	Dayang Enterprise Holdings Bhd.	159,940	75,835
	DRB-Hicom Bhd.	174,900	38,725
	Duopharma Biotech Bhd.	74,277	20,802
#	Eastern & Oriental Bhd.	157,000	30,713
	Eco World Development Group Bhd.	128,100	50,080
*	Ekovest Bhd.	342,300	25,583
#	FGV Holdings Bhd.	88,200	21,731
#	Formosa Prosonic Industries Bhd.	22,200	13,840
	Gamuda Bhd.	39,730	35,902
#	Genting Bhd.	288,700	234,704
#	Genting Malaysia Bhd.	286,600	143,080
	Genting Plantations Bhd.	40,500	52,203
	Guan Chong Bhd.	16,400	15,533
	Hiap Teck Venture Bhd.	111,300	8,216
#	Hibiscus Petroleum Bhd.	92,680	38,132
	IGB Bhd.	77,974	47,071
	IJM Corp. Bhd.	446,400	238,241
	IOI Properties Group Bhd.	206,749	97,572
*	Iskandar Waterfront City Bhd.	143,800	16,344
#	JAKS Resources Bhd.	146,300	4,074
	Jaya Tiasa Holdings Bhd.	64,000	17,750
	Kenanga Investment Bank Bhd.	48,500	10,163
	Kerjaya Prospek Group Bhd.	39,895	19,090
	Kretam Holdings Bhd.	95,800	12,144
#*	KSL Holdings Bhd.	31,100	11,180
#	Lagenda Properties Bhd.	36,600	10,883
	LBS Bina Group Bhd.	94,400	11,495
	Leong Hup International Bhd.	162,900	20,964

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Lii Hen Industries Bhd.	46,200	$7,190
	LPI Capital Bhd.	4,500	12,936
#	Magnum Bhd.	93,230	26,939
	Mah Sing Group Bhd.	269,500	85,403
	Malayan Flour Mills Bhd.	156,450	18,543
	Malaysia Airports Holdings Bhd.	96,500	236,753
#	Malaysia Smelting Corp. Bhd.	40,000	19,366
	Malaysian Resources Corp. Bhd.	243,277	27,161
	Matrix Concepts Holdings Bhd.	100,125	49,146
#	MBSB Bhd.	394,884	63,232
	Mega First Corp. Bhd.	82,000	78,613
	Mi Technovation Bhd.	28,300	13,872
#	MKH Bhd.	42,400	10,545
	MKH Oil Palm East Kalimantan Bhd.	6,057	855
	MNRB Holdings Bhd.	102,843	50,681
*	Muhibbah Engineering M Bhd.	82,700	13,778
*††	Nylex Malaysia Bhd.	1,285	13
	OCK Group Bhd.	134,000	12,735
	Pantech Group Holdings Bhd.	54,900	11,136
#	Perak Transit Bhd.	88,200	15,817
*	Sapura Energy Bhd.	1,048,700	6,941
	Sarawak Oil Palms Bhd.	68,077	46,571
	Scientex Bhd.	103,400	93,425
	Sime Darby Bhd.	185,900	93,599
	Sime Darby Property Bhd.	422,900	133,843
	SKP Resources Bhd.	173,700	42,404
	SP Setia Bhd. Group	277,400	83,634
#	Sports Toto Bhd.	35,496	12,421
	Sunway Bhd.	43,100	41,935
#	Syarikat Takaful Malaysia Keluarga Bhd.	43,447	35,225
#	Ta Ann Holdings Bhd.	39,440	35,528
	Thong Guan Industries Bhd.	44,900	14,269
#*	Tropicana Corp. Bhd.	116,928	30,642
#	TSH Resources Bhd.	130,600	34,838
	UEM Sunrise Bhd.	335,500	69,406
	Unisem M Bhd.	12,800	7,739
	United Malacca Bhd.	15,200	17,585
#	UOA Development Bhd.	187,900	71,681
	Velesto Energy Bhd.	447,600	19,036
	VS Industry Bhd.	372,500	87,270
*	WCT Holdings Bhd.	205,400	38,335
	Yinson Holdings Bhd.	191,126	99,807
		Shares	Value»
MALAYSIA — (Continued)
	YTL Corp. Bhd.	68,800	$29,266
TOTAL MALAYSIA			3,788,974
MEXICO — (0.5%)
	Alfa SAB de CV, Class A	400,171	326,170
#	Alpek SAB de CV	39,241	27,345
Ω	Banco del Bajio SA	79,104	181,632
	Becle SAB de CV	11,800	10,501
	Bolsa Mexicana de Valores SAB de CV	20,241	31,277
	Cemex SAB de CV (CEMEXCPO MM)	33,134	19,571
	Cemex SAB de CV (CX US), Sponsored ADR	161,967	960,464
*	Cia Minera Autlan SAB de CV	16,424	5,223
*	Controladora AXTEL SAB de CV	346,918	5,993
	El Puerto de Liverpool SAB de CV, Class C1	13,092	65,353
	GCC SAB de CV	9,779	90,329
	Genomma Lab Internacional SAB de CV, Class B	78,280	106,416
	Gentera SAB de CV	133,929	175,086
	Grupo Comercial Chedraui SA de CV	58,382	336,650
	Grupo Herdez SAB de CV	10,685	28,788
#	Grupo Industrial Saltillo SAB de CV	37,531	30,246
	Grupo Televisa SAB (TLEVICPO MM)	209,858	79,601
*	Industrias CH SAB de CV	34,322	289,771
*	Industrias Penoles SAB de CV	1,793	25,427
	La Comer SAB de CV	77,002	126,417
	Megacable Holdings SAB de CV	58,317	113,977
#*	Ollamani SAB	7,281	12,649
	Operadora De Sites Mexicanos SAB de CV, Class A-1	85,452	40,371
#	Orbia Advance Corp. SAB de CV	75,641	47,965
	Organizacion Cultiba SAB de CV	58,298	30,356
	Organizacion Soriana SAB de CV, Class B	12,168	17,135

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	18,174	$169,137
	Regional SAB de CV	20,696	134,910
*	Vista Energy SAB de CV (VIST US), ADR	5,814	313,665
*	Vitro SAB de CV	19,893	7,392
TOTAL MEXICO			3,809,817
NETHERLANDS — (2.1%)
	Aalberts NV	16,429	579,893
Ω	ABN AMRO Bank NV	112,128	1,880,736
	Acomo NV	5,335	100,271
	Aegon Ltd. (AGN NA)	34,090	222,556
*	AFC Ajax NV	763	7,882
	Allfunds Group PLC	57,686	296,639
	Aperam SA	16,434	453,529
	ASR Nederland NV	41,960	2,067,663
Ω	B&S Group SARL	5,237	22,711
#	Brunel International NV	3,954	38,390
	Corbion NV	7,342	171,413
	Flow Traders Ltd.	5,735	144,103
	ForFarmers NV	14,165	49,961
	Fugro NV	34,004	542,768
	HAL Trust	6,760	838,385
*	Havas NV	175,700	276,870
	JDE Peet's NV	15,715	274,478
*Ω	Just Eat Takeaway.com NV (JET LN)	9,105	110,843
*Ω	Just Eat Takeaway.com NV (TKWY NA)	15,651	188,993
	Kendrion NV	1,357	14,489
	Koninklijke BAM Groep NV	82,068	360,287
	Koninklijke Heijmans NV	8,210	273,562
	Koninklijke Vopak NV	17,924	822,727
	NN Group NV	53,635	2,461,645
	Randstad NV	14,090	608,266
	SBM Offshore NV	48,024	897,191
Ω	Signify NV	22,534	486,434
	Sligro Food Group NV	2,681	29,479
#	TKH Group NV	4,294	158,089
	Van Lanschot Kempen NV	10,130	498,408
TOTAL NETHERLANDS			14,878,661
NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	465,056	165,110
		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus Ltd. (CNU NZ)	17,563	$85,834
	Comvita Ltd.	6,699	2,908
*	Fletcher Building Ltd. (FBU NZ)	145,581	234,300
	Genesis Energy Ltd.	88,339	109,548
	Heartland Group Holdings Ltd.	163,151	99,293
	NZME Ltd. (NZM AU)	28,793	17,262
*	Oceania Healthcare Ltd.	154,673	71,513
*	Ryman Healthcare Ltd.	86,453	212,276
	Sanford Ltd.	17,604	47,212
	SKY Network Television Ltd.	32,394	51,114
	SKYCITY Entertainment Group Ltd.	143,692	113,214
	Steel & Tube Holdings Ltd.	30,627	14,509
	Summerset Group Holdings Ltd.	36,593	267,723
	TOWER Ltd.	2,484	1,802
TOTAL NEW ZEALAND			1,493,618
NORWAY — (0.6%)
	2020 Bulkers Ltd.	2,841	31,517
*	Akastor ASA	37,863	45,981
	Aker Solutions ASA	41,151	116,843
	AMSC ASA	14,100	38,509
*	Archer Ltd.	6,078	15,099
	Austevoll Seafood ASA	22,375	218,560
#Ω	Avance Gas Holding Ltd.	5,803	44,325
	Belships ASA	25,709	45,903
*	Bluenord ASA	489	29,050
	Bonheur ASA	3,074	66,294
	Borr Drilling Ltd.	5,665	19,658
Ω	BW LPG Ltd.	24,501	309,430
	BW Offshore Ltd.	27,830	78,138
*	Cadeler AS (CADLR NO)	611	3,242
*	Cloudberry Clean Energy ASA	40,226	43,354
	DNO ASA	122,377	141,138
*	DOF Group ASA	1,324	11,117
*Ω	Elkem ASA	50,635	99,721
*	Endur ASA	3,678	23,090
	FLEX LNG Ltd. (FLNG NO)	4,605	117,765
*	FLEX LNG Ltd. (FLNG US)	1,128	28,775
	Golden Ocean Group Ltd.	22,741	210,872
#	Grieg Seafood ASA	9,174	60,612

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Hafnia Ltd.	1,189	$6,266
*	Hexagon Composites ASA	14,922	49,469
#	Hoegh Autoliners ASA	23,677	214,799
Ω	Klaveness Combination Carriers ASA	5,622	37,417
*	Kongsberg Automotive ASA	156,129	23,307
#	Leroy Seafood Group ASA	37,047	183,686
*	LINK Mobility Group Holding ASA	69,094	142,115
	MPC Container Ships ASA	42,453	68,821
	Odfjell Drilling Ltd.	30,393	166,512
	Odfjell SE, Class A	8,358	87,165
	Odfjell Technology Ltd.	4,141	16,462
*	OKEA ASA	6,978	12,254
#Ω	Okeanis Eco Tankers Corp.	158	3,810
	Panoro Energy ASA	18,567	46,704
	Pareto Bank ASA	8,957	58,553
	Pexip Holding ASA	15,497	63,209
	Rogaland Sparebank	3,712	43,024
*Ω	Scatec ASA	27,302	190,918
	Sea1 offshore, Inc.	8,429	16,927
#	Selvaag Bolig ASA	9,155	28,718
*Ω	Shelf Drilling Ltd.	18,087	14,231
#††	Solstad Maritime Holding AS	11,109	15,090
	Sparebank 1 Oestlandet	7,902	116,683
	SpareBank 1 Sor-Norge ASA	8,113	115,641
	Sparebanken More	9,555	82,674
	Stolt-Nielsen Ltd.	6,022	155,621
	TGS ASA	35,799	360,281
	Wilh Wilhelmsen Holding ASA, Class A	2,782	101,087
	Wilh Wilhelmsen Holding ASA, Class B	1,108	38,458
TOTAL NORWAY			4,258,895
PHILIPPINES — (0.1%)
*	8990 Holdings, Inc.	158,000	24,150
	Alliance Global Group, Inc.	241,100	24,823
*	Atlas Consolidated Mining & Development Corp.	95,100	6,421
	China Banking Corp.	134,000	213,584
		Shares	Value»
PHILIPPINES — (Continued)
	Converge Information & Communications Technology Solutions, Inc.	98,600	$26,940
	DMCI Holdings, Inc.	178,300	33,266
	DoubleDragon Corp.	56,800	9,426
	First Philippine Holdings Corp.	35,390	35,444
	Globe Telecom, Inc.	1,075	40,650
	GT Capital Holdings, Inc.	12,545	106,166
	JG Summit Holdings, Inc.	300,900	83,138
	LT Group, Inc.	216,500	39,528
	Megaworld Corp.	1,007,000	30,481
	Metropolitan Bank & Trust Co.	25,710	30,480
	Petron Corp.	425,100	17,169
	Philcomsat Holdings Corp.	10,942	20,051
*††	Phoenix Petroleum Philippines, Inc.	68,700	1,836
	Puregold Price Club, Inc.	114,200	48,297
	RFM Corp.	131,000	8,880
	Rizal Commercial Banking Corp.	59,520	26,357
	Robinsons Land Corp.	155,731	33,494
	Robinsons Retail Holdings, Inc.	16,900	9,901
	San Miguel Corp.	15,320	17,110
	Security Bank Corp.	19,090	23,687
	Semirara Mining & Power Corp.	49,100	29,092
*	Top Frontier Investment Holdings, Inc.	3,550	3,770
TOTAL PHILIPPINES			944,141
POLAND — (0.3%)
	AB SA	2,231	60,661
	Alior Bank SA	16,093	371,457
#	Amica SA	1,011	16,540
	Arctic Paper SA	3,286	13,500
	ASBISc Enterprises PLC	6,848	37,237
	Asseco Poland SA	6,916	200,709
	Bank Handlowy w Warszawie SA	4,848	116,840
*	Bank Millennium SA	30,021	76,548
*	Bank Ochrony Srodowiska SA	9,806	29,150
*	Cognor Holding SA	27,036	43,194
*	Cyfrowy Polsat SA	25,886	98,105
	Develia SA	100,947	139,051
*	Echo Investment SA	21,847	23,173

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Enea SA	47,976	$164,813
*	Fabryki Mebli Forte SA	2,722	21,388
*	Grenevia SA	55,757	31,318
*	Grupa Azoty SA	6,016	32,582
	Inter Cars SA	983	140,790
	Lubelski Wegiel Bogdanka SA	3,428	19,294
	Mirbud SA	6,182	18,642
*	Pepco Group NV	12,466	52,630
*	PGE Polska Grupa Energetyczna SA	108,002	173,327
*	PKP Cargo SA	2,992	11,471
*	Tauron Polska Energia SA	191,826	200,168
	Torpol SA	2,282	19,794
	VRG SA	30,608	24,298
	Warsaw Stock Exchange	2,325	23,711
	Wawel SA	24	3,590
TOTAL POLAND			2,163,981
PORTUGAL — (0.4%)
	Altri SGPS SA	21,181	126,440
	Banco Comercial Portugues SA, Class R	2,391,538	1,248,364
	Corticeira Amorim SGPS SA	10,838	94,650
#	EDP Renovaveis SA	32,810	306,969
	Galp Energia SGPS SA	16,728	279,962
	Ibersol SGPS SA	4,207	37,158
	Navigator Co. SA	59,410	217,100
	NOS SGPS SA	45,734	160,778
	Semapa-Sociedade de Investimento e Gestao	3,214	50,052
	Sonae SGPS SA	282,551	263,621
TOTAL PORTUGAL			2,785,094
QATAR — (0.3%)
*	Aamal Co.	303,573	76,043
	Al Khaleej Takaful Group QSC	19,241	12,785
	Baladna	116,412	43,807
	Barwa Real Estate Co.	529,978	416,714
	Commercial Bank PSQC	139,112	175,658
	Doha Bank QPSC	508,944	289,192
	Doha Insurance Co. QSC	77,894	54,487
	Gulf International Services QSC	79,510	73,750
	Gulf Warehousing Co.	88,650	76,825
		Shares	Value»
QATAR — (Continued)
*	Lesha Bank LLC	82,242	$29,805
	Mazaya Real Estate Development QPSC	132,516	21,548
	Medicare Group	23,273	29,337
	Qatar Aluminum Manufacturing Co.	65,130	24,451
	Qatar Industrial Manufacturing Co. QSC	45,582	32,735
	Qatar Insurance Co. SAQ	218,969	131,242
	Qatar National Cement Co. QSC	53,035	57,576
	Salam International Investment Ltd. QSC	386,377	73,205
	United Development Co. QSC	778,832	246,031
TOTAL QATAR			1,865,191
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	22,423	0
*††	RusHydro PJSC (RSHYY US), ADR	154,685	0
*††	VTB Bank PJSC (VTBR LI), GDR	176,858	0
SAUDI ARABIA — (1.1%)
*	Advanced Petrochemical Co.	15,624	130,809
	Al Babtain Power & Telecommunication Co.	12,025	147,547
	Al Hammadi Holding	7,000	82,279
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,960	70,904
	Al Jouf Agricultural Development Co.	1,477	22,570
*	Al Jouf Cement Co.	19,081	61,058
*	Al Khaleej Training & Education Co.	6,855	61,033
*	Al Yamamah Steel Industries Co.	2,314	24,517
	Alaseel Co.	16,438	18,390
	Al-Etihad Cooperative Insurance Co.	6,087	29,907
	AlJazira Takaful Ta'awuni Co.	10,659	48,580
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	22,554

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Almarai Co. JSC	12,136	$190,480
*	Alujain Corp.	3,985	39,623
*	Anaam International Holding Group Co.	45,561	15,174
	Arab National Bank	46,978	267,806
	Arabian Cement Co.	5,349	38,425
	Arabian Drilling Co.	357	10,093
*	Arabian Shield Cooperative Insurance Co.	4,080	22,709
	Arriyadh Development Co.	13,704	127,058
*	ARTEX Industrial Investment Co.	8,897	37,278
	Ataa Educational Co.	1,290	25,679
*	BAAN Holding Group Co.	40,855	27,537
*	Bank Al-Jazira	93,577	469,747
	Banque Saudi Fransi	13,823	59,145
*	Basic Chemical Industries Ltd.	3,965	34,027
*	Batic Investments & Logistic Co.	36,189	36,628
	Bawan Co.	2,144	33,206
*	Chubb Arabia Cooperative Insurance Co.	1,651	24,794
	City Cement Co.	14,087	77,625
	Co. for Cooperative Insurance	3,854	156,001
*	Dar Al Arkan Real Estate Development Co.	166,461	732,085
	Eastern Province Cement Co.	4,731	45,021
*	Emaar Economic City	9,983	48,323
	Etihad Etisalat Co.	13,150	202,858
*	Fitaihi Holding Group	15,542	19,096
	Gulf Insurance Group	6,993	59,842
*	Herfy Food Services Co.	2,489	16,963
	L'Azurde Co. for Jewelry	8,557	32,341
*	Malath Cooperative Insurance Co.	2,553	11,790
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	74,283
*	Middle East Healthcare Co.	1,322	28,780
*	Middle East Paper Co.	3,374	34,197
*	Middle East Specialized Cables Co.	6,218	74,901
		Shares	Value»
SAUDI ARABIA — (Continued)
	Mobile Telecommunications Co. Saudi Arabia	52,792	$149,134
*	Najran Cement Co.	24,476	59,170
*	National Agriculture Development Co.	15,118	103,154
	National Co. for Glass Industries	5,492	81,489
*	National Gypsum	2,077	12,426
*	National Industrialization Co.	4,675	12,732
	Northern Region Cement Co.	35,051	89,988
	Qassim Cement Co.	5,254	74,510
*	Rabigh Refining & Petrochemical Co.	48,507	105,720
	Sahara International Petrochemical Co.	22,374	138,992
	Saudi Aramco Base Oil Co.	5,015	149,032
	Saudi Automotive Services Co.	2,062	40,273
	Saudi Cement Co.	7,552	87,176
*	Saudi Ceramic Co.	7,838	74,666
	Saudi Chemical Co. Holding	136,990	377,698
	Saudi Ground Services Co.	7,405	106,184
	Saudi Industrial Investment Group	8,017	37,471
	Saudi Investment Bank	59,760	240,488
*	Saudi Kayan Petrochemical Co.	92,582	168,294
*	Saudi Marketing Co.	7,095	44,038
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	76,518
*	Saudi Printing & Packaging Co.	7,870	26,774
*	Saudi Public Transport Co.	15,796	85,681
*	Saudi Reinsurance Co.	14,082	222,023
	Saudi Steel Pipe Co.	2,289	44,624
*	Savola Group	14,657	152,292
*	Seera Group Holding	45,531	292,126
*	Sinad Holding Co.	15,976	61,815
	Southern Province Cement Co.	3,131	28,331
	Sustained Infrastructure Holding Co.	13,171	125,886
	Tabuk Cement Co.	16,107	60,040
	Tanmiah Food Co.	688	22,944
*	Umm Al-Qura Cement Co.	8,146	42,947

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	United International Transportation Co.	7,431	$169,698
	United Wire Factories Co.	1,607	12,741
*	Walaa Cooperative Insurance Co.	11,896	78,061
	Yamama Cement Co.	27,139	271,959
	Yanbu Cement Co.	20,195	134,478
	Zahrat Al Waha For Trading Co.	2,122	19,143
TOTAL SAUDI ARABIA			7,874,379
SINGAPORE — (0.6%)
*	AEM Holdings Ltd.	49,600	54,104
	BRC Asia Ltd.	17,700	38,221
	Bukit Sembawang Estates Ltd.	45,200	118,284
	China Aviation Oil Singapore Corp. Ltd.	94,800	62,672
	City Developments Ltd.	72,200	267,662
*	COSCO Shipping International Singapore Co. Ltd.	195,200	19,496
	CSE Global Ltd.	147,098	48,619
	Delfi Ltd.	26,800	14,784
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	48,375
	First Resources Ltd.	123,200	131,185
	Frasers Property Ltd.	71,200	45,257
	Frencken Group Ltd.	48,000	39,640
*	Fu Yu Corp. Ltd.	116,400	10,867
	Genting Singapore Ltd.	399,900	221,438
	Geo Energy Resources Ltd.	59,900	12,565
	Golden Agri-Resources Ltd.	1,767,100	318,155
	GuocoLand Ltd.	68,600	73,631
	Ho Bee Land Ltd.	50,700	67,780
	Hong Fok Corp. Ltd.	106,790	61,943
	Hong Leong Asia Ltd.	61,800	45,120
	Hongkong Land Holdings Ltd.	81,900	356,381
	Hotel Grand Central Ltd.	35,281	18,547
	Hutchison Port Holdings Trust	1,012,000	160,826
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	13,417
	ISDN Holdings Ltd.	969	218
	Mandarin Oriental International Ltd.	67,600	121,404
		Shares	Value»
SINGAPORE — (Continued)
	Marco Polo Marine Ltd.	1,031,800	$41,709
*	Mermaid Maritime PCL	51,800	4,937
	Mewah International, Inc.	86,100	16,830
*††	Midas Holdings Ltd.	343,400	0
	Nanofilm Technologies International Ltd.	51,300	26,920
	Netlink NBN Trust	540,300	342,009
	Olam Group Ltd.	130,320	111,168
	OUE Ltd.	54,100	40,160
*	Oxley Holdings Ltd.	261,197	13,572
	QAF Ltd.	53,800	33,629
*	Rex International Holding Ltd.	130,100	13,352
*	Seatrium Ltd.	25,300	41,357
	SIA Engineering Co. Ltd.	7,300	12,770
	Singapore Land Group Ltd.	50,200	70,488
	Straits Trading Co. Ltd.	21,500	23,203
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	9,914
	Tiong Woon Corp. Holding Ltd.	30,600	13,826
	Tuan Sing Holdings Ltd.	218,027	44,054
	UOB-Kay Hian Holdings Ltd.	104,602	133,010
	UOL Group Ltd.	99,200	369,961
	Venture Corp. Ltd.	43,100	399,986
	Wee Hur Holdings Ltd.	60,800	21,904
	Wing Tai Holdings Ltd.	107,000	96,761
TOTAL SINGAPORE			4,252,111
SOUTH AFRICA — (1.1%)
	Adcock Ingram Holdings Ltd.	11,334	40,415
	AECI Ltd.	1,394	6,185
	African Rainbow Minerals Ltd.	17,035	146,771
	Altron Ltd., Class A	34,495	39,755
	Anglogold Ashanti PLC (AU US)	40,851	1,234,109
	Aspen Pharmacare Holdings Ltd.	43,111	411,037
	Astral Foods Ltd.	2,971	28,220
	Barloworld Ltd.	34,363	197,574
	Curro Holdings Ltd.	38,676	25,897
	DataTec Ltd.	70,998	187,606
#	DRDGOLD Ltd. (DRD US), Sponsored ADR	4,333	43,633

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Foschini Group Ltd.	53,808	$408,902
	Grindrod Ltd.	132,590	86,941
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	54,732	616,830
	Hudaco Industries Ltd.	3,075	33,336
*	Impala Platinum Holdings Ltd.	34,809	191,054
	Invicta Holdings Ltd.	8,097	13,816
*	KAP Ltd.	422,815	61,246
	Lewis Group Ltd.	12,017	50,475
	Life Healthcare Group Holdings Ltd.	132,497	111,674
	Merafe Resources Ltd.	340,993	27,010
	Momentum Group Ltd.	241,665	372,155
	Motus Holdings Ltd.	30,123	177,191
	Mpact Ltd.	23,171	34,903
	Netcare Ltd.	133,954	101,651
	Northam Platinum Holdings Ltd.	37,759	255,273
	Oceana Group Ltd.	15,360	55,242
	Old Mutual Ltd. (OMU SJ)	968,120	640,717
	Omnia Holdings Ltd.	29,209	104,746
Ω	Pepkor Holdings Ltd.	165,365	227,911
	PPC Ltd.	380,330	88,089
	Raubex Group Ltd.	28,364	74,423
	RCL Foods Ltd.	33,526	17,027
	Reunert Ltd.	26,008	95,246
	Sappi Ltd.	115,181	294,692
	Sasol Ltd. (SOL SJ)	70,569	327,313
#*	Sibanye Stillwater Ltd. (SBSW US), ADR	33,192	126,461
*	Sibanye Stillwater Ltd. (SSW SJ)	28,613	27,574
	Southern Sun Ltd.	161,714	72,230
*	SPAR Group Ltd.	2,912	21,846
	Super Group Ltd.	39,657	60,118
*	Telkom SA SOC Ltd.	62,873	112,646
	Thungela Resources Ltd. (TGA SJ)	21,119	153,847
*	Transaction Capital Ltd.	105,237	12,668
	Tsogo Sun Ltd.	21,127	10,338
	We Buy Cars Holdings Ltd.	34,389	74,935
TOTAL SOUTH AFRICA			7,501,728
SOUTH KOREA — (2.6%)
*	ABOV Semiconductor Co. Ltd.	1,770	10,024
	Advanced Process Systems Corp.	1,767	19,979
		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Industrial Co. Ltd.	869	$7,241
*	Air Busan Co. Ltd.	7,825	12,865
	AJ Networks Co. Ltd.	5,387	14,577
	AK Holdings, Inc.	849	5,823
*	ALUKO Co. Ltd.	7,369	10,087
*	Ananti, Inc.	9,044	36,757
	Asia Cement Co. Ltd.	3,780	27,354
	ASIA Holdings Co. Ltd.	317	54,689
	Asia Paper Manufacturing Co. Ltd.	5,170	26,906
	Avaco Co. Ltd.	2,188	22,172
	Avatec Co. Ltd.	1,523	8,971
	Baiksan Co. Ltd.	1,801	17,549
	BGF retail Co. Ltd.	860	61,159
	BH Co. Ltd.	3,588	37,210
*	Binex Co. Ltd.	2,177	32,400
	Binggrae Co. Ltd.	782	39,365
	BIT Computer Co. Ltd.	4,816	16,030
*	BNC Korea Co. Ltd.	5,034	15,351
	BNK Financial Group, Inc.	48,165	401,493
	Bookook Securities Co. Ltd.	475	8,957
	Boryung	6,086	42,589
	BYC Co. Ltd.	480	9,679
	Byucksan Corp.	5,851	7,687
*	C&G Hi Tech Co. Ltd.	996	7,886
*	Cafe24 Corp.	1,506	42,325
*	Cheil Worldwide, Inc.	8,716	102,717
*	Chemtronics Co. Ltd.	1,536	22,386
*	ChinHung International, Inc.	10,381	5,840
*	Chong Kun Dang Pharmaceutical Corp.	1,081	64,063
*††	Chorokbaem Media Co. Ltd.	3,908	2,725
	CJ CheilJedang Corp.	1,584	262,599
	CJ Corp.	2,180	142,279
*	CJ ENM Co. Ltd.	2,415	88,779
	CJ Logistics Corp.	1,398	76,466
*	CJ Seafood Corp.	2,153	4,401
*	CLIO Cosmetics Co. Ltd.	1,640	21,300
*	CMG Pharmaceutical Co. Ltd.	13,602	16,769
*	Com2uS Holdings Corp.	534	11,344
*	Cosmecca Korea Co. Ltd.	429	15,147
	Coway Co. Ltd.	8,915	471,612
	Cowintech Co. Ltd.	1,119	11,344
	CS Wind Corp.	1,630	46,609

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cuckoo Homesys Co. Ltd.	1,161	$15,401
	D.I Corp.	2,380	27,437
	Dae Won Kang Up Co. Ltd.	8,504	22,679
*	Daea TI Co. Ltd.	5,763	12,481
*	Daechang Co. Ltd.	18,702	16,165
	Daedong Corp.	2,582	21,114
	Daeduck Electronics Co. Ltd.	5,657	71,403
*	Dae-Il Corp.	6,373	17,855
	Daesang Corp.	3,347	43,003
	Daesang Holdings Co. Ltd.	3,109	22,146
*	Daesung Industrial Co. Ltd.	3,004	6,570
	Daewon Pharmaceutical Co. Ltd.	3,345	33,543
*	Daewoo Engineering & Construction Co. Ltd.	28,171	65,149
	Daewoong Co. Ltd.	2,067	29,118
	Daewoong Pharmaceutical Co. Ltd.	285	26,806
	Daishin Securities Co. Ltd.	6,759	77,116
*	Danal Co. Ltd.	10,507	22,588
	Daol Investment & Securities Co. Ltd.	7,941	15,933
*	Dawonsys Co. Ltd.	3,636	24,027
	DB Financial Investment Co. Ltd.	6,876	25,779
	DB HiTek Co. Ltd.	4,535	100,036
	DB Insurance Co. Ltd.	8,867	589,983
*	Dentium Co. Ltd.	1,251	59,657
	DGB Financial Group, Inc.	9,516	60,158
	DI Dong Il Corp.	2,657	90,708
*	DIO Corp.	1,572	18,798
*	DK Tech Co. Ltd.	3,048	15,030
	DL Holdings Co. Ltd.	2,393	52,395
*	DMS Co. Ltd.	2,630	10,996
	DN Automotive Corp.	3,206	45,999
	Dohwa Engineering Co. Ltd.	3,357	15,090
	Dong-A Socio Holdings Co. Ltd.	815	53,655
	Dong-A ST Co. Ltd.	718	24,727
	Dongbang Transport Logistics Co. Ltd.	12,138	17,858
*	Dongjin Semichem Co. Ltd.	5,245	78,107
		Shares	Value»
SOUTH KOREA — (Continued)
*	DongKook Pharmaceutical Co. Ltd.	5,523	$57,350
	Dongkuk Holdings Co. Ltd.	4,364	21,752
	Dongkuk Industries Co. Ltd.	6,108	17,861
	Dongkuk Steel Mill Co. Ltd.	7,529	45,780
	Dongsuh Cos., Inc.	4,204	67,039
	Dongsung Chemical Co. Ltd.	6,423	17,184
	Dongwon F&B Co. Ltd.	1,387	28,211
	Dongwon Systems Corp.	342	8,867
	Doosan Bobcat, Inc.	8,043	264,225
	Doosan Co. Ltd.	263	50,824
	Doosan Tesna, Inc.	1,849	37,380
*	Dreamtech Co. Ltd.	6,484	31,899
*	Duksan Techopia Co. Ltd.	716	16,785
	Duksung Co. Ltd.	3,494	16,468
*	Easy Holdings Co. Ltd.	12,035	22,152
*	Echo Marketing, Inc.	1,539	10,341
	Ecoplastic Corp.	7,240	11,901
	E-MART, Inc.	3,621	160,093
	ENF Technology Co. Ltd.	1,609	21,243
	Eugene Investment & Securities Co. Ltd.	6,140	10,128
*	EV Advanced Material Co. Ltd.	8,014	9,979
*	Exem Co. Ltd.	7,324	10,197
	F&F Co. Ltd.	1,043	45,898
	F&F Holdings Co. Ltd.	817	6,654
	Fila Holdings Corp.	3,607	97,115
*	Fine M-Tec Co. Ltd.	2,436	8,328
	Galaxia Moneytree Co. Ltd.	2,769	15,158
	Global Standard Technology Co. Ltd.	1,282	15,681
*	GnBS eco Co. Ltd.	4,039	10,512
	GnCenergy Co. Ltd.	3,838	32,637
	GOLFZON Co. Ltd.	834	34,435
	Green Chemical Co. Ltd.	1,815	7,947
*	Green Cross Corp.	662	62,509
*	Green Cross Holdings Corp.	3,265	32,707
*	GS Engineering & Construction Corp.	13,682	161,947
	GS Global Corp.	14,500	26,367

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	GS Holdings Corp. (078930 KS)	468	$12,347
*	GS P&L Co. Ltd.	1,151	15,225
	GS Retail Co. Ltd.	4,854	50,980
	HAESUNG DS Co. Ltd.	1,626	27,708
	Han Kuk Carbon Co. Ltd.	5,432	51,638
*	Hancom, Inc.	2,875	47,169
	Handok, Inc.	1,899	15,355
	Handsome Co. Ltd.	912	9,232
	Hanil Cement Co. Ltd.	3,382	35,687
	Hanil Holdings Co. Ltd.	1,102	10,675
	Hanil Hyundai Cement Co. Ltd.	847	8,099
	Hanjin Transportation Co. Ltd.	1,377	18,333
	HanmiGlobal Co. Ltd.	1,348	16,189
	Hannong Chemicals, Inc.	950	8,894
	Hanon Systems	21,138	61,863
	Hansae Co. Ltd.	3,681	33,145
	Hansol Chemical Co. Ltd.	1,224	77,506
*	Hansol IONES Co. Ltd.	1,526	6,492
	Hansol Paper Co. Ltd.	2,899	16,899
	Hanwha Corp.	6,434	134,436
*	Hanwha Galleria Corp.	19,204	15,746
	Hanwha General Insurance Co. Ltd.	12,669	35,315
*	Hanwha Investment & Securities Co. Ltd.	30,496	75,074
	Hanwha Life Insurance Co. Ltd.	35,312	60,344
*	Hanyang Digitech Co. Ltd.	960	6,165
*	Hanyang Securities Co. Ltd.	2,469	20,248
*	Harim Co. Ltd.	8,073	16,178
	Harim Holdings Co. Ltd.	7,644	28,611
*	HB SOLUTION Co. Ltd.	14,867	28,940
	HD Hyundai Co. Ltd.	6,555	372,873
	HD Hyundai Construction Equipment Co. Ltd.	2,387	108,710
	HD Hyundai Infracore Co. Ltd.	23,557	118,533
	HDC Holdings Co. Ltd.	3,891	33,357
		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Hyundai Development Co-Engineering & Construction	1,606	$18,272
*	HD-Hyundai Marine Engine	2,969	56,845
	High Tech Pharm Co. Ltd.	1,055	11,652
	Hite Jinro Co. Ltd.	5,909	77,295
*	HJ Shipbuilding & Construction Co. Ltd.	2,272	9,517
	HK inno N Corp.	2,489	60,598
	HL Holdings Corp.	1,220	28,862
	HL Mando Co. Ltd.	5,373	163,520
*	Home Center Holdings Co. Ltd.	14,297	8,936
	HS Hyosung Advanced Materials Corp.	394	47,483
*	HS Hyosung Corp.	139	2,742
	HS Industries Co. Ltd.	7,829	25,798
	Huvitz Co. Ltd.	1,199	6,255
	Hwa Shin Co. Ltd.	3,952	19,686
	Hwaseung Enterprise Co. Ltd.	3,601	26,324
	Hyosung Corp.	317	9,934
	Hyosung Heavy Industries Corp.	158	48,466
	Hyundai Bioland Co. Ltd.	2,562	8,080
*	Hyundai BNG Steel Co. Ltd.	2,003	17,152
	Hyundai Department Store Co. Ltd.	2,152	74,376
	Hyundai Elevator Co. Ltd.	1,471	53,497
	HYUNDAI EVERDIGM Corp.	3,603	21,575
	Hyundai Ezwel Co. Ltd.	2,072	6,962
	Hyundai Glovis Co. Ltd.	5,334	544,914
	Hyundai Green Food	3,218	30,931
	Hyundai Marine & Fire Insurance Co. Ltd.	2,170	36,830
	Hyundai Motor Securities Co. Ltd.	2,088	9,462
	Hyundai Pharmaceutical Co. Ltd.	3,392	7,926
	Hyundai Steel Co.	1,581	25,060
	Hyundai Wia Corp.	2,807	74,900
	HyVision System, Inc.	2,537	29,802
*	Iljin Electric Co. Ltd.	2,479	55,086
*	Iljin Holdings Co. Ltd.	6,410	17,009

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	InBody Co. Ltd.	2,711	$44,933
	Incross Co. Ltd.	1,224	6,040
	Innocean Worldwide, Inc.	3,148	39,926
	Inzi Controls Co. Ltd.	1,401	5,476
	IS Dongseo Co. Ltd.	1,331	17,653
	i-SENS, Inc.	1,482	18,323
*	ITEK, Inc.	2,437	9,079
*	Jahwa Electronics Co. Ltd.	1,599	16,899
	JB Financial Group Co. Ltd.	21,369	289,700
*	Jeju Air Co. Ltd.	2,131	10,786
	Jinsung T.E.C.	2,323	15,124
	JLS Co. Ltd.	1,761	7,002
*	JoyCity Corp.	6,422	6,760
	JW Life Science Corp.	891	6,431
	K Ensol Co. Ltd.	1,551	14,010
*	Kakao Games Corp.	6,403	71,159
*††	Kanglim Co. Ltd.	636	2,482
	Kangnam Jevisco Co. Ltd.	1,043	18,546
	KC Tech Co. Ltd.	1,618	33,470
	KCC Glass Corp.	1,258	31,073
	KCTC	3,235	8,398
	KEC Corp.	17,780	9,866
	KEPCO Plant Service & Engineering Co. Ltd.	2,257	71,866
	KG Chemical Corp.	5,713	14,571
	KG Dongbusteel	4,741	19,258
	KG Eco Solution Co. Ltd.	2,758	9,364
*	KG Mobility Co.	10,255	26,297
	KISWIRE Ltd.	2,501	31,054
	KIWOOM Securities Co. Ltd.	2,898	248,424
*	KNJ Co. Ltd.	1,623	15,499
	Kolmar Korea Co. Ltd.	692	28,646
*	Kolon Corp.	1,033	9,973
*	Kolon Industries, Inc.	3,281	63,012
*	Korea Circuit Co. Ltd.	2,209	15,428
	Korea Electric Terminal Co. Ltd.	1,169	63,047
	Korea Export Packaging Industrial Co. Ltd.	6,450	12,743
	Korea Fuel-Tech Corp.	5,029	16,700
*	Korea Information & Communications Co. Ltd.	4,185	22,998
	Korea Information Certificate Authority, Inc.	4,422	14,055
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Investment Holdings Co. Ltd.	6,779	$368,633
*	Korea Line Corp.	23,329	27,085
	Korea Movenex Co. Ltd.	7,905	32,424
	Korea Parts & Fasteners Co. Ltd.	2,367	6,934
	Korea Petrochemical Ind Co. Ltd.	588	36,738
	Korea Petroleum Industries Co.	1,527	13,446
	Korean Air Lines Co. Ltd.	26,184	444,530
	Korean Reinsurance Co.	24,325	137,666
	KSS LINE Ltd.	4,280	24,970
	KTCS Corp.	8,880	17,407
	Kukdong Oil & Chemicals Co. Ltd.	7,243	17,060
	Kumho Petrochemical Co. Ltd.	3,102	224,444
*	Kumho Tire Co., Inc.	21,150	76,156
	Kwang Dong Pharmaceutical Co. Ltd.	5,932	22,253
	Kwang Myung Electric Co. Ltd.	6,436	6,713
	Kyung Dong Navien Co. Ltd.	642	35,694
*	LabGenomics Co. Ltd.	8,340	15,951
*	LB Semicon, Inc.	7,710	20,363
	Lee Ku Industrial Co. Ltd.	5,991	16,936
*	LG Display Co. Ltd. (034220 KS)	20,656	130,728
	LG HelloVision Co. Ltd.	5,198	8,669
	LG Innotek Co. Ltd.	2,048	207,950
	LG Uplus Corp.	36,370	250,611
	LOT Vacuum Co. Ltd.	1,800	10,956
	Lotte Chilsung Beverage Co. Ltd.	468	33,254
	Lotte Corp.	4,691	67,060
*	Lotte Data Communication Co.	525	7,020
	Lotte Energy Materials Corp.	714	10,735
	LOTTE Himart Co. Ltd.	1,050	5,397
*	Lotte Non-Life Insurance Co. Ltd.	17,130	23,047
	Lotte Rental Co. Ltd.	1,258	24,543
	Lotte Shopping Co. Ltd.	1,992	73,745
	Lotte Wellfood Co. Ltd.	414	29,192

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Corp.	3,658	$296,426
	LS Electric Co. Ltd.	281	44,389
*	LVMC Holdings	16,746	19,127
	LX International Corp.	6,246	106,811
	LX Semicon Co. Ltd.	1,264	48,964
	Maeil Dairies Co. Ltd.	326	7,415
	Mcnex Co. Ltd.	1,098	17,351
	META BIOMED Co. Ltd.	6,382	17,860
*	Mirae Asset Life Insurance Co. Ltd.	13,834	48,261
	Mirae Asset Securities Co. Ltd.	11,246	64,846
*	Miwon Holdings Co. Ltd.	98	5,016
*	Mobase Electronics Co. Ltd.	5,612	5,397
*	MONAYONGPYONG	3,397	9,466
	Motrex Co. Ltd.	4,326	31,287
	Multicampus Co. Ltd.	168	3,370
	Myoung Shin Industrial Co. Ltd.	4,495	33,563
*	Namuga Co. Ltd.	1,187	10,427
	Namyang Dairy Products Co. Ltd.	660	30,094
*	Nature & Environment Co. Ltd.	33,861	13,797
	Nature Holdings Co. Ltd.	1,365	8,710
	Neowiz	1,377	17,616
*	Nepes Ark Corp.	1,076	8,554
*	Neptune Co.	2,520	9,774
	New Power Plasma Co. Ltd.	7,873	24,838
	NH Investment & Securities Co. Ltd.	19,257	190,504
*	NHN KCP Corp.	2,820	13,730
	NICE Holdings Co. Ltd.	1,259	9,183
*	Nong Shim Holdings Co. Ltd.	222	9,706
	NongShim Co. Ltd.	551	131,903
	NOROO Paint & Coatings Co. Ltd.	1,641	8,523
*	OCI Co. Ltd.	852	39,983
*	OCI Holdings Co. Ltd.	2,440	132,101
	ONEJOON Co. Ltd.	1,256	8,964
*	Openbase, Inc.	3,762	6,681
	Orion Corp.	3,391	235,632
	Ottogi Corp.	230	60,591
	Paik Kwang Industrial Co. Ltd.	5,088	24,583
	Pan Ocean Co. Ltd.	46,823	106,579
	Paradise Co. Ltd.	6,294	42,740
	Partron Co. Ltd.	7,264	36,800
*	PharmGen Science, Inc.	3,111	9,193
	Philoptics Co. Ltd.	1,672	35,413
		Shares	Value»
SOUTH KOREA — (Continued)
	Polaris AI Pharma Corp.	2,011	$8,354
	Pond Group Co. Ltd.	1,568	5,770
	Poongsan Corp.	3,189	115,626
*	Power Logics Co. Ltd.	2,279	8,428
	Protec Co. Ltd.	1,088	19,686
	PSK, Inc.	2,678	34,765
	RFHIC Corp.	2,007	22,852
*	RFTech Co. Ltd.	4,136	10,880
	Rorze Systems Corp.	2,569	30,540
	S-1 Corp.	2,716	111,316
*	Sajodaerim Corp.	742	20,126
*	Sajodongaone Co. Ltd.	25,293	16,259
*	Sambo Motors Co. Ltd.	2,461	7,378
	SAMHWA Paints Industrial Co. Ltd.	1,739	7,302
*	Samji Electronics Co. Ltd.	2,577	16,473
	Sammok S-Form Co. Ltd.	803	11,005
	Samsung Engineering Co. Ltd.	20,722	255,605
	Samsung Securities Co. Ltd.	11,474	357,904
*	SAMT Co. Ltd.	8,621	15,522
	Samwha Capacitor Co. Ltd.	696	13,725
	Samyang Corp.	813	25,121
	Samyang Packaging Corp.	765	7,962
*	Sangbo Corp.	4,435	3,607
	Saramin Co. Ltd.	864	10,396
*	SD Biosensor, Inc.	5,369	41,309
	SeAH Besteel Holdings Corp.	2,372	31,359
	SeAH Holdings Corp.	197	12,912
	SeAH Steel Corp.	395	37,403
	SeAH Steel Holdings Corp.	440	61,933
	Seegene, Inc.	3,805	61,679
	Segyung Hitech Co. Ltd.	3,961	20,831
	Sejong Industrial Co. Ltd.	2,272	6,148
	Seobu T&D	6,740	25,594
	Seohan Co. Ltd.	14,973	8,135
*	Seojin System Co. Ltd.	1,870	31,619
	Seoul Semiconductor Co. Ltd.	4,745	23,542
	Seoyon Co. Ltd.	4,111	19,193
	Seoyon E-Hwa Co. Ltd.	2,282	19,677
	SFA Engineering Corp.	2,362	30,796

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SFA Semicon Co. Ltd.	7,791	$17,368
	SGC Energy Co. Ltd.	1,511	24,465
*	Shin Heung Energy & Electronics Co. Ltd.	3,055	9,580
	Shindaeyang Paper Co. Ltd.	4,092	16,277
	Shinsegae International, Inc.	3,582	25,100
	Shinsegae, Inc.	1,278	116,387
*	Showbox Corp.	6,629	13,290
*	SIMMTECH Co. Ltd.	4,409	36,962
	SK Discovery Co. Ltd.	429	10,312
*	SK Eternix Co. Ltd.	2,737	23,156
	SK Gas Ltd.	499	74,391
	SK Networks Co. Ltd.	5,652	16,265
*	SK oceanplant Co. Ltd.	4,477	37,294
	SL Corp.	3,258	71,418
*	SMEC Co. Ltd.	7,905	20,283
	SNT Motiv Co. Ltd.	2,334	39,941
	S-Oil Corp.	5,682	237,690
	Solid, Inc.	15,909	87,054
	Songwon Industrial Co. Ltd.	2,765	23,539
	Soulbrain Co. Ltd.	520	59,846
	Straffic Co. Ltd.	4,344	12,414
*	Studio Dragon Corp.	667	17,177
*	Sung Kwang Bend Co. Ltd.	4,963	98,170
	Sungshin Cement Co. Ltd.	3,983	21,339
	Sungwoo Hitech Co. Ltd.	6,297	22,083
*	SY Co. Ltd.	6,965	19,467
*	Synergy Innovation Co. Ltd.	10,808	21,223
*	Systems Technology, Inc.	1,416	20,132
	Tae Kyung Industrial Co. Ltd.	2,320	7,806
*	Taewoong Co. Ltd.	1,335	11,176
*	Taihan Electric Wire Co. Ltd.	2,639	23,660
	TechWing, Inc.	1,004	30,807
	Telechips, Inc.	1,342	14,429
	TES Co. Ltd.	967	11,801
*	Theragen Etex Co. Ltd.	4,269	8,880
	TK Corp.	2,713	41,269
	TKG Huchems Co. Ltd.	3,216	37,466
	TLB Co. Ltd.	1,452	13,348
	Tongyang Life Insurance Co. Ltd.	9,522	30,284
*	Toptec Co. Ltd.	2,617	8,043
	Tovis Co. Ltd.	3,257	44,417
		Shares	Value»
SOUTH KOREA — (Continued)
	Tplex Co. Ltd.	3,294	$6,792
	TS Corp.	13,340	24,402
*	TSE Co. Ltd.	725	21,277
	TYM Corp.	5,010	17,030
*	Uni-Chem Co. Ltd.	17,518	16,419
*	Unick Corp.	2,540	6,119
	Unid Co. Ltd.	823	36,817
	Union Semiconductor Equipment & Materials Co. Ltd.	3,748	16,954
	Uniquest Corp.	2,472	10,541
*	Unitrontech Co. Ltd.	2,852	10,720
*††	Vidente Co. Ltd.	7,159	3,070
	Vitzro Tech Co. Ltd.	3,438	17,800
*	WONIK IPS Co. Ltd.	4,011	61,581
	Wonik QnC Corp.	2,576	32,790
	Woojin, Inc.	3,122	16,677
*	Wooree Bio Co. Ltd.	4,791	8,803
	Wooshin Systems Co. Ltd.	1,863	7,115
*	Woosu AMS Co. Ltd.	4,857	9,991
	Worldex Industry & Trading Co. Ltd.	1,407	16,011
*	YC Corp.	4,316	32,906
*	YG Entertainment, Inc.	1,943	66,415
*	YMT Co. Ltd.	1,177	8,042
	Youngone Holdings Co. Ltd.	1,016	57,007
*	Zeus Co. Ltd.	3,837	34,115
	Zinus, Inc.	2,480	36,434
TOTAL SOUTH KOREA			18,303,400
SPAIN — (1.8%)
	Acciona SA	4,228	476,362
	Acerinox SA	46,035	461,952
	ACS Actividades de Construccion y Servicios SA	3,439	175,094
Ω	Aedas Homes SA	2,127	65,827
	Almirall SA	15,322	150,476
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	148,013
	Azkoyen SA	2,368	15,456
	Banco de Sabadell SA	1,583,992	3,733,744
	Bankinter SA	197,117	1,679,452
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	188,355
	Corp. ACCIONA Energias Renovables SA	7,829	145,339
	Ebro Foods SA	19,701	328,075
	Elecnor SA	1,606	27,764
	Enagas SA	32,851	415,760

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Ence Energia y Celulosa SA	37,250	$134,427
	Ercros SA	34,553	126,806
	Faes Farma SA	34,991	128,359
Ω	Gestamp Automocion SA	21,480	58,787
Ω	Global Dominion Access SA	12,230	38,254
*	Grifols SA	64,328	550,367
	Grupo Catalana Occidente SA	12,282	489,046
	Iberpapel Gestion SA (IBG SM)	3,031	58,211
	Mapfre SA	269,985	750,109
Ω	Neinor Homes SA	8,459	147,613
#*	Obrascon Huarte Lain SA	11,137	4,268
	Repsol SA (REP SM)	149,030	1,732,010
*Ω	Talgo SA	188	759
	Tubacex SA	30,478	107,778
Ω	Unicaja Banco SA	405,633	577,176
TOTAL SPAIN			12,915,639
SWEDEN — (2.1%)
Ω	AcadeMedia AB	28,678	176,549
	AddLife AB, Class B	27,374	373,108
	AFRY AB	21,068	335,348
Ω	Alimak Group AB	8,408	88,030
	Alleima AB	47,686	395,367
	Alligo AB, Class B	6,978	89,252
Ω	Ambea AB	22,319	187,110
	AQ Group AB	18,310	261,713
	Arise AB	8,680	29,565
	Arjo AB, Class B	47,018	168,447
Ω	Attendo AB	37,257	172,153
	Beijer Alma AB	4,542	72,205
	Bergman & Beving AB	3,715	107,859
	Betsson AB, Class B	31,487	429,834
#*	Better Collective AS	3,832	37,240
*	BHG Group AB	51,774	125,527
	Bilia AB, Class A	19,527	228,929
	Billerud Aktiebolag	57,737	592,796
*Ω	Boozt AB	8,782	103,375
Ω	Bravida Holding AB	37,595	300,011
	Bulten AB	2,101	14,790
	Byggmax Group AB	16,014	71,402
	Catella AB	9,935	24,237
#*	Cint Group AB	61,631	47,514
	Cloetta AB, Class B	101,902	259,935
Ω	Coor Service Management Holding AB	12,142	34,647
Ω	Dometic Group AB	43,159	218,558
*Ω	Dustin Group AB	72,133	24,940
	Eastnine AB	16,604	73,553
	Elanders AB, Class B	6,054	45,853
		Shares	Value»
SWEDEN — (Continued)
*	Electrolux AB, Class B	11,567	$104,813
	Elekta AB, Class B	52,511	311,196
*	Embracer Group AB	33,734	682,089
*	Enea AB	3,692	32,527
	Fagerhult Group AB	8,823	42,910
	Fasadgruppen Group AB	6,381	24,751
	Getinge AB, Class B	23,405	459,604
	Granges AB	50,903	617,426
	Hanza AB	7,820	56,930
*	Hexatronic Group AB	23,881	77,961
*	Humana AB	10,660	34,701
	Husqvarna AB (HUSQB SS), Class B	67,534	359,628
	Instalco AB	31,430	89,497
*	International Petroleum Corp. (IPCO CN)	952	12,387
*	International Petroleum Corp. (IPCO SS)	26,974	354,801
	Inwido AB	18,001	330,848
	ITAB Shop Concept AB	7,249	14,072
	JM AB	16,864	250,419
	Kabe Group AB, Class B	1,056	28,910
*	Karnov Group AB	18,213	146,455
*	K-fast Holding AB	20,964	30,235
	KNOW IT AB	5,006	62,379
	Lindab International AB	26,759	477,874
	Loomis AB	20,270	645,159
	MEKO AB	14,760	176,292
*	Modern Times Group MTG AB, Class B	19,566	181,681
	NCC AB, Class B	22,628	364,957
	Nederman Holding AB	1,482	28,819
*	Net Insight AB, Class B	90,172	57,914
	New Wave Group AB, Class B	30,204	287,824
	Nolato AB, Class B	47,434	246,830
	Nordic Waterproofing Holding AB	6,524	102,771
*	Norion Bank AB	15,589	47,059
*	Norva24 Group AB	7,389	16,517
*	Note AB	2,568	37,855
*	Orron Energy AB	26,633	16,045
*	Ovzon AB	13,228	22,571
	Peab AB, Class B	54,976	394,328
	Prevas AB, Class B	2,525	23,708
*	Pricer AB, Class B	39,613	39,937
	Proact IT Group AB	6,249	67,393
	Ratos AB, Class B	51,154	160,348

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Rejlers AB	4,772	$63,815
	Rottneros AB	28,710	24,559
	Scandi Standard AB	14,375	108,676
*	Sdiptech AB, Class B	8,461	173,230
*	Sensys Gatso Group AB	2,295	13,085
*Ω	Sinch AB	139,329	294,860
	SkiStar AB	13,296	200,820
	SSAB AB (SSABA SS), Class A	33,166	159,339
	SSAB AB (SSABB SS), Class B	116,329	548,745
*	Stillfront Group AB	104,492	62,918
	Storskogen Group AB, Class B	339,933	366,502
	Synsam AB	21,544	95,883
	Systemair AB	4,846	36,962
*	TF Bank AB	1,362	45,453
	VBG Group AB, Class B	5,465	162,773
*	Vestum AB	17,354	17,112
	Vitrolife AB	377	7,563
TOTAL SWEDEN			14,992,563
SWITZERLAND — (4.9%)
#	Adecco Group AG	35,148	836,722
	Allreal Holding AG	4,110	769,483
	ALSO Holding AG	1,597	441,238
*	Aluflexpack AG	1,770	30,482
*	Arbonia AG	14,421	196,108
*	Aryzta AG	237,385	469,392
	Autoneum Holding AG	1,237	172,992
	Avolta AG	19,397	876,756
	Baloise Holding AG	13,844	2,526,126
	Banque Cantonale de Geneve	625	181,032
#	Banque Cantonale Vaudoise	6,965	702,874
	Barry Callebaut AG	122	134,111
	Bell Food Group AG	708	206,750
	Berner Kantonalbank AG	1,473	398,314
	Bucher Industries AG	1,630	655,475
#	Calida Holding AG	94	2,325
	Carlo Gavazzi Holding AG	128	26,792
	Cembra Money Bank AG	7,891	777,532
*	Cicor Technologies Ltd.	570	42,357
	Cie Financiere Tradition SA	719	152,754
#	Clariant AG	58,383	657,162
	Coltene Holding AG	389	23,797
		Shares	Value»
SWITZERLAND — (Continued)
	COSMO Pharmaceuticals NV	2,386	$172,172
	CPH Group AG	125	10,936
	DKSH Holding AG	8,596	675,041
#*	DocMorris AG	299	6,449
	EFG International AG	30,301	474,053
	Emmi AG	133	115,803
	Flughafen Zurich AG	4,933	1,187,588
	Forbo Holding AG	220	210,668
Ω	Galenica AG	11,811	1,052,556
*	GAM Holding AG	20,363	2,187
	Helvetia Holding AG	9,919	1,730,818
	Huber & Suhner AG	4,114	341,450
	Hypothekarbank Lenzburg AG	21	94,363
	Implenia AG	3,965	151,306
	Investis Holding SA	877	107,862
	IVF Hartmann Holding AG	80	13,185
	Julius Baer Group Ltd.	47,004	3,302,704
	Jungfraubahn Holding AG	1,508	300,486
	Landis & Gyr Group AG	6,005	410,460
	Liechtensteinische Landesbank AG	3,370	270,954
	Luzerner Kantonalbank AG	4,501	337,289
#	Meier Tobler Group AG	1,437	43,741
	Metall Zug AG, Class B	45	51,929
	Mikron Holding AG	2,269	40,173
	Mobimo Holding AG	2,212	734,701
*Ω	Montana Aerospace AG	5,327	94,995
	Naturenergie Holding AG	4,333	163,184
	OC Oerlikon Corp. AG Pfaffikon	19,954	80,048
*	Orascom Development Holding AG	3,061	18,693
#	Orell Fuessli AG	25	2,125
	Phoenix Mecano AG	199	91,141
*Ω	PolyPeptide Group AG	3,355	94,034
	Rieter Holding AG	215	20,814
	Sandoz Group AG (SDZ SW)	63,033	3,017,853
	Schweiter Technologies AG	34	16,990
	SFS Group AG	1,096	137,707
	SIG Group AG	54,541	1,189,456

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Softwareone Holding AG	1,538	$10,033
	St. Galler Kantonalbank AG	851	421,087
	Stadler Rail AG	8,814	195,827
	Sulzer AG	2,788	452,572
	Swatch Group AG (UHR SW)	5,877	1,088,777
	Swatch Group AG (UHRN SW)	13,116	478,733
	Swiss Prime Site AG	16,975	1,937,893
	Tecan Group AG	1,552	398,424
	TX Group AG	895	183,250
	u-blox Holding AG	1,589	118,206
	Valiant Holding AG	4,972	589,575
	Vaudoise Assurances Holding SA	279	154,920
	Vetropack Holding AG	2,774	77,365
	Vontobel Holding AG	7,402	546,959
	VP Bank AG, Class A	966	86,086
	Walliser Kantonalbank	1,138	141,754
	Zehnder Group AG	2,702	149,325
	Zug Estates Holding AG, Class B	79	182,097
	Zuger Kantonalbank	35	331,637
TOTAL SWITZERLAND			34,591,008
TAIWAN — (5.0%)
	Aaeon Technology, Inc.	4,000	14,028
	Ability Enterprise Co. Ltd.	35,000	61,486
	AcBel Polytech, Inc.	128,687	118,782
	Acer, Inc.	554,000	622,251
*	ACES Electronic Co. Ltd.	19,323	36,459
*	Acon Holding, Inc.	57,415	22,996
	Action Electronics Co. Ltd.	34,000	17,718
	Actron Technology Corp.	4,000	19,090
#	ADATA Technology Co. Ltd.	34,732	80,335
	Advanced International Multitech Co. Ltd.	24,000	54,646
*	Advanced Optoelectronic Technology, Inc.	22,000	13,849
	Advanced Power Electronics Corp.	4,000	9,935
	Advancetek Enterprise Co. Ltd.	13,000	32,398
*	ALI Corp.	16,200	16,217
	Allmind Holdings Corp.	7,000	15,040
		Shares	Value»
TAIWAN — (Continued)
	Alltek Technology Corp.	32,000	$32,088
	Alpha Networks, Inc.	37,000	38,980
	Altek Corp.	52,824	58,756
	Amazing Microelectronic Corp.	13,000	32,617
	Ampire Co. Ltd.	9,000	8,679
	Anji Technology Co. Ltd.	8,000	9,608
	Apacer Technology, Inc.	19,000	25,827
	APAQ Technology Co. Ltd.	6,000	22,822
	Apex Biotechnology Corp.	14,000	13,165
	Apex Science & Engineering	23,929	8,165
	ARBOR Technology Corp.	9,000	13,196
	Arcadyan Technology Corp.	12,000	64,882
	Ardentec Corp.	68,430	142,903
	Asia Electronic Material Co. Ltd.	19,000	11,308
	Asia Optical Co., Inc.	14,000	66,271
	Asia Polymer Corp.	63,000	27,662
	Asia Tech Image, Inc.	13,000	43,623
	ATE Energy International Co. Ltd.	11,000	9,233
	Aten International Co. Ltd.	14,000	31,906
	AUO Corp. (2409 TT)	805,200	346,962
	Axiomtek Co. Ltd.	4,000	15,451
	Azurewave Technologies, Inc.	18,000	30,102
	Bank of Kaohsiung Co. Ltd.	207,178	73,221
	BenQ Materials Corp.	23,000	20,821
	BES Engineering Corp.	293,000	92,734
	Billion Electric Co. Ltd.	14,000	12,310
	Bin Chuan Enterprise Co. Ltd.	17,000	28,662
	Bizlink Holding, Inc.	2,019	38,209
	Bon Fame Co. Ltd.	5,000	12,927
	Brightek Optoelectronic Co. Ltd.	14,000	20,411
	Brighton-Best International Taiwan, Inc.	54,000	56,138
*	Cameo Communications, Inc.	38,531	12,508

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Capital Futures Corp.	19,043	$33,630
#	Capital Securities Corp.	211,000	165,209
*	Career Technology MFG. Co. Ltd.	47,235	21,265
	Castles Technology Co. Ltd.	5,000	12,385
	Caswell, Inc.	4,000	13,823
	Cathay Real Estate Development Co. Ltd.	93,600	65,457
	CCP Contact Probes Co. Ltd.	15,000	16,240
*	Celxpert Energy Corp.	22,569	25,421
	Cenra, Inc.	30,500	34,433
	Central Reinsurance Co. Ltd.	90,556	70,239
*	Champion Building Materials Co. Ltd.	69,300	20,168
	Chang Hwa Commercial Bank Ltd.	825,853	456,041
	Channel Well Technology Co. Ltd.	20,000	47,358
	Chant Sincere Co. Ltd.	6,000	12,925
	CHC Healthcare Group	20,000	27,020
	Chen Full International Co. Ltd.	14,000	19,008
	Cheng Loong Corp.	159,000	93,604
*	Cheng Mei Materials Technology Corp.	93,476	39,203
	Cheng Shin Rubber Industry Co. Ltd.	278,000	418,213
	Cheng Uei Precision Industry Co. Ltd.	77,000	159,020
	Chien Shing Harbour Service Co. Ltd.	8,000	11,103
	China Airlines Ltd.	410,000	322,176
	China Bills Finance Corp.	142,000	65,144
	China General Plastics Corp.	64,516	24,605
*	China Man-Made Fiber Corp.	197,000	44,817
	China Metal Products	53,000	48,502
#	China Motor Corp.	52,000	127,242
	China Steel Structure Co. Ltd.	7,000	10,868
	China Wire & Cable Co. Ltd.	26,000	27,471
	Chinese Maritime Transport Ltd.	16,710	20,038
		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co. Ltd.	29,196	$26,076
	Chin-Poon Industrial Co. Ltd.	76,000	83,095
	Chipbond Technology Corp.	114,000	221,318
	ChipMOS Technologies, Inc. (8150 TT)	80,344	76,895
	Chlitina Holding Ltd.	11,000	36,222
	Chong Hong Construction Co. Ltd.	40,000	101,813
	Chun Yuan Steel Industry Co. Ltd.	95,000	51,812
*	Chung Hwa Pulp Corp.	70,015	34,688
	Chunghwa Precision Test Tech Co. Ltd.	2,000	48,251
	Collins Co. Ltd.	19,000	9,797
	Compal Electronics, Inc.	871,000	960,655
	Compeq Manufacturing Co. Ltd.	170,000	355,231
	Complex Micro Interconnection Co. Ltd.	8,000	9,799
	Concord International Securities Co. Ltd.	46,317	20,039
	Concord Securities Co. Ltd.	111,449	47,993
	Continental Holdings Corp.	90,000	80,858
	Contrel Technology Co. Ltd.	15,000	21,799
	Coremax Corp.	20,280	33,492
	Coretronic Corp.	63,000	153,423
	Co-Tech Development Corp.	7,000	11,447
	Coxon Precise Industrial Co. Ltd.	16,000	8,271
	Cryomax Cooling System Corp.	14,154	15,237
	CTCI Corp.	104,000	125,149
	CviLux Corp.	17,000	25,237
*	CX Technology Co. Ltd.	11,000	9,859
	Cyberlink Corp.	5,000	14,676
*	CyberTAN Technology, Inc.	32,000	29,267
	DA CIN Construction Co. Ltd.	44,000	73,800
	Dafeng TV Ltd.	12,000	19,015
	Da-Li Development Co. Ltd.	62,740	80,177

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Darfon Electronics Corp.	37,000	$48,947
	Darwin Precisions Corp.	76,000	29,012
	De Licacy Industrial Co. Ltd.	21,000	10,990
	Delpha Construction Co. Ltd.	31,000	37,053
	Depo Auto Parts Ind Co. Ltd.	20,000	129,931
	Dimerco Express Corp.	17,850	43,831
	D-Link Corp.	67,400	47,623
	Donpon Precision, Inc.	14,000	13,952
	Draytek Corp.	12,000	13,532
*	Dyaco International, Inc.	19,950	19,040
	Dynamic Holding Co. Ltd.	30,000	52,255
	Dynapack International Technology Corp.	13,000	80,655
	Eastech Holding Ltd.	6,000	23,537
*	Eastern Media International Corp.	30,000	15,392
	eCloudvalley Digital Technology Co. Ltd.	12,000	41,997
*	Edimax Technology Co. Ltd.	32,000	27,579
	Edison Opto Corp.	28,000	20,346
	Edom Technology Co. Ltd.	38,000	32,827
	Elitegroup Computer Systems Co. Ltd.	67,000	45,068
	Emerging Display Technologies Corp.	13,000	10,566
	Ennoconn Corp.	11,000	94,741
	Ennostar, Inc.	73,400	103,467
	EnTie Commercial Bank Co. Ltd.	110,000	47,036
*	Epileds Technologies, Inc.	24,000	22,224
	Eson Precision Ind Co. Ltd.	26,000	45,872
	Eternal Materials Co. Ltd.	50,950	43,681
	Eva Airways Corp.	46,648	67,258
*	Everest Textile Co. Ltd.	77,000	16,698
	Evergreen International Storage & Transport Corp.	93,000	84,991
	EVERGREEN Steel Corp.	21,000	56,254
		Shares	Value»
TAIWAN — (Continued)
	Everlight Chemical Industrial Corp.	81,450	$52,431
#	Everlight Electronics Co. Ltd.	86,000	214,874
	Excel Cell Electronic Co. Ltd.	28,000	18,202
	Excellence Opto, Inc.	16,000	12,321
	Excelsior Medical Co. Ltd.	27,402	71,984
	Far Eastern Department Stores Ltd.	193,000	129,743
	Far Eastern International Bank	482,682	197,493
	Far Eastern New Century Corp.	553,000	523,811
	Farglory F T Z Investment Holding Co. Ltd.	9,442	12,124
#	Farglory Land Development Co. Ltd.	52,000	117,906
*	Federal Corp.	24,000	13,308
	Feedback Technology Corp.	9,072	33,373
	Feng Hsin Steel Co. Ltd.	57,000	115,565
	Firich Enterprises Co. Ltd.	36,000	33,667
*	First Copper Technology Co. Ltd.	27,000	30,401
	First Insurance Co. Ltd.	37,000	28,448
*	First Steamship Co. Ltd.	134,806	28,967
*	Fittech Co. Ltd.	5,254	16,432
	FLEXium Interconnect, Inc.	17,000	32,975
	Flytech Technology Co. Ltd.	11,000	31,073
	FocalTech Systems Co. Ltd.	13,000	30,004
	Formosa Laboratories, Inc.	21,322	47,038
	Formosa Optical Technology Co. Ltd.	7,000	23,631
	Formosan Union Chemical	58,179	36,124
	Founding Construction & Development Co. Ltd.	24,000	14,269
	Foxsemicon Integrated Technology, Inc.	3,000	27,715

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Franbo Lines Corp.	22,000	$11,897
	Froch Enterprise Co. Ltd.	18,000	9,009
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	20,045
	Fu Hua Innovation Co. Ltd.	64,379	62,653
	Fulgent Sun International Holding Co. Ltd.	24,945	106,199
#*	Fulltech Fiber Glass Corp.	82,958	73,639
	Fwusow Industry Co. Ltd.	39,253	17,103
	G Shank Enterprise Co. Ltd.	16,296	41,704
	Gamania Digital Entertainment Co. Ltd.	19,000	43,886
	GEM Services, Inc.	11,000	23,439
	Gemtek Technology Corp.	73,000	71,967
*	General Interface Solution Holding Ltd.	11,000	17,397
	General Plastic Industrial Co. Ltd.	13,000	13,532
	Genius Electronic Optical Co. Ltd.	6,000	81,204
	Genmont Biotech, Inc.	14,000	8,547
	Genovate Biotechnology Co. Ltd.	12,360	9,002
	GeoVision, Inc.	8,900	15,111
	Giant Manufacturing Co. Ltd.	10,000	44,205
	Giantplus Technology Co. Ltd.	73,000	30,552
*	Gigasolar Materials Corp.	8,632	18,451
*	Gigastorage Corp.	46,000	18,988
	Global Brands Manufacture Ltd.	71,240	142,289
	Global PMX Co. Ltd.	8,000	25,056
	Globaltek Fabrication Co. Ltd.	6,000	12,844
#	Globalwafers Co. Ltd.	30,000	309,172
	Globe Union Industrial Corp.	48,910	20,714
	Gloria Material Technology Corp.	78,000	114,732
	GMI Technology, Inc.	16,247	25,137
	Goldsun Building Materials Co. Ltd.	50,520	67,974
		Shares	Value»
TAIWAN — (Continued)
	Good Will Instrument Co. Ltd.	16,000	$20,994
	Gordon Auto Body Parts	46,000	52,152
#	Gourmet Master Co. Ltd.	14,000	44,095
	Grand Fortune Securities Co. Ltd.	45,139	17,078
	Grape King Bio Ltd.	18,000	79,827
	Great China Metal Industry	26,000	18,288
#	Great Wall Enterprise Co. Ltd.	83,000	130,041
	Greatek Electronics, Inc.	22,000	41,136
	GTM Holdings Corp.	21,000	21,994
*	Hai Kwang Enterprise Corp.	16,800	8,463
*	HannsTouch Holdings Co.	125,713	31,890
	Harvatek Corp.	29,000	18,685
	Heran Co. Ltd.	5,000	15,633
	Hey Song Corp.	61,000	76,170
	Highlight Tech Corp.	6,400	9,619
	Highwealth Construction Corp.	45,100	58,225
	Hitron Technology, Inc.	14,000	12,098
	Hiwin Mikrosystem Corp.	6,000	26,238
	Hiyes International Co. Ltd.	7,136	38,084
	Hocheng Corp.	45,920	22,711
	Holy Stone Enterprise Co. Ltd.	18,100	47,833
	Hong Pu Real Estate Development Co. Ltd.	47,000	44,666
	Hong TAI Electric Industrial	39,000	36,655
#	Hota Industrial Manufacturing Co. Ltd.	39,000	70,247
*	Hotron Precision Electronic Industrial Co. Ltd.	11,129	9,129
	Hsin Kuang Steel Co. Ltd.	18,000	25,804
	Hu Lane Associate, Inc.	3,075	16,855
	HUA ENG Wire & Cable Co. Ltd.	75,000	57,940
	Huaku Development Co. Ltd.	46,200	155,710
	Huang Hsiang Construction Corp.	31,000	59,175
	Huikwang Corp.	9,000	8,062

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hung Ching Development & Construction Co. Ltd.	33,000	$35,865
	Hung Sheng Construction Ltd.	88,352	63,721
	Huxen Corp.	7,000	10,653
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	39,644
	Hwacom Systems, Inc.	18,000	11,184
#	IBF Financial Holdings Co. Ltd.	528,372	232,168
	Ichia Technologies, Inc.	56,000	62,004
	Innolux Corp.	1,387,663	587,818
	Inpaq Technology Co. Ltd.	17,000	41,010
	Integrated Service Technology, Inc.	8,000	32,303
	Iron Force Industrial Co. Ltd.	4,148	11,752
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	24,926
	ITEQ Corp.	34,000	75,184
	Jean Co. Ltd.	48,940	37,005
	Jetway Information Co. Ltd.	6,750	8,834
	Jia Wei Lifestyle, Inc.	7,000	14,785
	Jih Lin Technology Co. Ltd.	9,000	13,635
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	16,290
	Johnson Health Tech Co. Ltd.	8,000	45,752
	K Laser Technology, Inc.	43,000	25,309
	Kedge Construction Co. Ltd.	10,450	22,241
	KEE TAI Properties Co. Ltd.	82,215	34,949
	Kenda Rubber Industrial Co. Ltd.	103,111	83,169
	Kerry TJ Logistics Co. Ltd.	32,000	37,756
	Kindom Development Co. Ltd.	64,300	99,344
	King Chou Marine Technology Co. Ltd.	10,200	12,949
	King's Town Bank Co. Ltd.	148,000	229,815
#*	King's Town Construction Co. Ltd.	27,000	49,984
	Kinko Optical Co. Ltd.	36,769	29,548
	Kinpo Electronics	221,000	165,528
		Shares	Value»
TAIWAN — (Continued)
	Kinsus Interconnect Technology Corp.	48,000	$139,815
	KMC Kuei Meng International, Inc.	6,000	23,109
	KS Terminals, Inc.	14,000	31,048
*	Kung Sing Engineering Corp.	74,426	23,246
	Kuo Toong International Co. Ltd.	19,551	31,634
	Kwong Lung Enterprise Co. Ltd.	21,000	37,343
	Lanner Electronics, Inc.	4,000	11,686
	Laster Tech Corp. Ltd.	9,745	9,604
*	Leader Electronics, Inc.	35,249	15,211
	Leadtrend Technology Corp.	7,355	13,956
*	Lealea Enterprise Co. Ltd.	159,120	40,989
	LEE CHI Enterprises Co. Ltd.	37,000	14,722
	Lelon Electronics Corp.	18,508	56,946
	Lemtech Holdings Co. Ltd.	5,000	21,599
	Leo Systems, Inc.	10,000	9,096
*	Leofoo Development Co. Ltd.	17,000	9,624
*	Li Peng Enterprise Co. Ltd.	113,000	24,411
	Lingsen Precision Industries Ltd.	69,000	36,163
	Liton Technology Corp.	9,000	11,953
	Long Da Construction & Development Corp.	42,000	41,359
*	Longchen Paper & Packaging Co. Ltd.	88,485	30,008
	Longwell Co.	33,000	77,446
	Lucky Cement Corp.	46,000	20,226
	Lumax International Corp. Ltd.	13,500	44,156
*	Lung Yen Life Service Corp.	30,000	48,261
	Machvision, Inc.	4,000	44,424
	Macroblock, Inc.	3,000	6,817
	Macronix International Co. Ltd.	306,000	177,743
	Mayer Steel Pipe Corp.	32,400	27,355
	Mercuries & Associates Holding Ltd.	76,680	37,531

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Mercuries Life Insurance Co. Ltd.	662,351	$130,892
	Merida Industry Co. Ltd.	11,000	52,266
	Merry Electronics Co. Ltd.	23,046	73,587
	METAAGE Corp.	8,000	13,662
	Mildef Crete, Inc.	10,000	25,127
	MIN AIK Technology Co. Ltd.	44,000	30,574
	MJ International Co. Ltd.	6,000	8,016
*	MOSA Industrial Corp.	17,379	11,422
*	Mosel Vitelic, Inc.	13,000	11,967
	Motech Industries, Inc.	29,000	18,099
	MSSCORPS Co. Ltd.	4,320	21,805
	Nak Sealing Technologies Corp.	10,000	34,695
	Namchow Holdings Co. Ltd.	32,000	48,588
	Nan Liu Enterprise Co. Ltd.	4,000	7,977
	Nan Ya Printed Circuit Board Corp.	28,000	114,767
#*	Nanya Technology Corp.	186,000	167,236
	New Best Wire Industrial Co. Ltd.	19,000	17,241
	Nexcom International Co. Ltd.	26,000	42,899
	Nichidenbo Corp.	25,000	50,663
	Niko Semiconductor Co. Ltd.	18,513	25,672
#	Nuvoton Technology Corp.	31,000	85,555
	O-Bank Co. Ltd.	224,375	67,717
	Ocean Plastics Co. Ltd.	35,000	37,934
	OK Biotech Co. Ltd.	20,036	12,236
	Optimax Technology Corp.	35,000	34,979
	Orient Europharma Co. Ltd.	7,000	10,397
	Orient Semiconductor Electronics Ltd.	54,000	54,225
	Oriental Union Chemical Corp.	66,000	29,683
	O-TA Precision Industry Co. Ltd.	8,000	17,138
	Pacific Hospital Supply Co. Ltd.	6,000	17,276
*	Paiho Shih Holdings Corp.	16,000	12,482
		Shares	Value»
TAIWAN — (Continued)
	Pan German Universal Motors Ltd.	4,000	$36,107
	Pan Jit International, Inc.	43,000	62,289
	Pan-International Industrial Corp.	67,000	82,015
	Parpro Corp.	17,000	17,115
*	PChome Online, Inc.	8,000	10,302
	PCL Technologies, Inc.	9,000	39,909
*	Phihong Technology Co. Ltd.	25,000	26,831
	Phoenix Silicon International Corp.	11,000	40,313
	Pixart Imaging, Inc.	4,000	29,147
	Polytronics Technology Corp.	12,000	20,482
	Posiflex Technology, Inc.	4,000	40,406
	Pou Chen Corp.	407,000	451,374
	Powertech Technology, Inc.	123,000	426,928
	Powertip Technology Corp.	40,000	15,539
	President Securities Corp.	166,453	131,757
	Primax Electronics Ltd.	69,000	170,882
	Prince Housing & Development Corp.	185,000	57,004
	Promate Electronic Co. Ltd.	11,000	25,870
	Prosperity Dielectrics Co. Ltd.	20,000	24,795
	QST International Corp.	11,959	22,098
	Qualipoly Chemical Corp.	18,900	28,203
	Quang Viet Enterprise Co. Ltd.	7,000	20,997
*	Quintain Steel Co. Ltd.	62,532	20,774
	Radium Life Tech Co. Ltd.	158,267	50,416
	Raydium Semiconductor Corp.	5,000	58,621
	Rechi Precision Co. Ltd.	59,000	48,303
	Rexon Industrial Corp. Ltd.	20,000	19,025
	Rich Development Co. Ltd.	136,990	40,433
*	Ritek Corp.	110,724	44,915
	Ruentex Development Co. Ltd.	263,000	335,429

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sampo Corp.	58,800	$50,205
	San Fang Chemical Industry Co. Ltd.	15,000	17,279
	San Far Property Ltd.	44,171	27,943
	Sanitar Co. Ltd.	15,000	19,387
	Savior Lifetec Corp.	58,000	35,425
	Scan-D Corp.	6,000	6,176
	SCI Pharmtech, Inc.	8,000	20,912
	ScinoPharm Taiwan Ltd.	44,000	29,909
	Sea Sonic Electronics Co. Ltd.	1,000	2,101
	Senao International Co. Ltd.	22,000	21,876
	Senao Networks, Inc.	5,815	31,906
	Sercomm Corp.	26,000	98,435
	Sesoda Corp.	49,000	55,641
	Shanghai Commercial & Savings Bank Ltd.	508,000	652,504
	Sharehope Medicine Co. Ltd.	12,038	10,333
	ShenMao Technology, Inc.	22,000	43,841
	Shih Her Technologies, Inc.	10,000	41,932
*	Shih Wei Navigation Co. Ltd.	61,790	29,885
	Shihlin Electric & Engineering Corp.	5,000	28,142
*	Shin Kong Financial Holding Co. Ltd.	2,753,591	1,025,395
	Shin Zu Shing Co. Ltd.	29,926	190,744
*	Shining Building Business Co. Ltd.	102,444	32,443
	Shinkong Insurance Co. Ltd.	36,000	113,763
	Shinkong Synthetic Fibers Corp.	160,000	73,332
	Shuttle, Inc.	85,000	49,447
	Sigurd Microelectronics Corp.	76,046	161,134
	Simplo Technology Co. Ltd.	29,000	352,052
	Sincere Navigation Corp.	62,830	46,778
	Sino-American Silicon Products, Inc.	6,000	21,269
	Sinon Corp.	64,000	86,604
	Sinphar Pharmaceutical Co. Ltd.	25,920	24,392
	Sinyi Realty, Inc.	46,000	39,229
		Shares	Value»
TAIWAN — (Continued)
	Siward Crystal Technology Co. Ltd.	33,000	$24,341
	Solar Applied Materials Technology Corp.	16,000	29,136
	Solteam, Inc.	19,197	30,983
	Sonix Technology Co. Ltd.	16,000	19,758
	Southeast Cement Co. Ltd.	19,000	11,516
	Speed Tech Corp.	7,000	11,001
#	Sports Gear Co. Ltd.	31,000	127,637
	St. Shine Optical Co. Ltd.	10,000	57,621
	Standard Foods Corp.	81,000	86,357
	S-Tech Corp.	12,000	9,776
	STL Technology Co. Ltd.	12,000	26,287
	Sun Max Tech Ltd.	7,000	10,580
*	Sun Yad Construction Co. Ltd.	59,708	24,648
*	Sunko INK Co. Ltd.	43,000	19,877
	Sunny Friend Environmental Technology Co. Ltd.	10,000	25,158
*	Sunplus Technology Co. Ltd.	68,000	57,931
	Sunrex Technology Corp.	31,685	59,536
	Sunspring Metal Corp.	22,807	21,555
	Superalloy Industrial Co. Ltd.	10,000	17,959
	Supreme Electronics Co. Ltd.	78,340	143,050
	Swancor Holding Co. Ltd.	10,000	26,097
	Sweeten Real Estate Development Co. Ltd.	48,054	44,480
	Symtek Automation Asia Co. Ltd.	7,000	47,169
	Syncmold Enterprise Corp.	13,000	37,636
	Synmosa Biopharma Corp.	20,900	21,406
	Systex Corp.	32,000	125,049
	TA Chen Stainless Pipe	307,916	318,517
	Ta Ya Electric Wire & Cable	66,099	82,319
*	Tai Tung Communication Co. Ltd.	18,689	12,631

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taichung Commercial Bank Co. Ltd.	710,982	$408,408
	TaiDoc Technology Corp.	8,000	34,814
	Taiflex Scientific Co. Ltd.	38,136	52,274
	Taimide Tech, Inc.	15,000	30,467
	Tainan Enterprises Co. Ltd.	14,000	14,683
	Tainan Spinning Co. Ltd.	234,000	97,656
	TaiSol Electronics Co. Ltd.	10,000	18,012
*	Taisun Enterprise Co. Ltd.	45,000	26,673
	Taita Chemical Co. Ltd.	52,132	21,139
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	33,898
	Taitien Electronics Co. Ltd.	12,000	8,589
	Taiwan Business Bank	1,370,380	626,007
	Taiwan Chinsan Electronic Industrial Co. Ltd.	6,730	7,794
	Taiwan Cogeneration Corp.	81,000	100,662
	Taiwan Fertilizer Co. Ltd.	119,000	188,651
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	42,042
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	61,583
#*	Taiwan Glass Industry Corp.	213,000	108,156
	Taiwan Hon Chuan Enterprise Co. Ltd.	14,311	70,128
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	31,147	35,460
††	Taiwan Land Development Corp.	129,466	1,988
	Taiwan Line Tek Electronic	10,300	8,073
	Taiwan Navigation Co. Ltd.	52,000	45,920
	Taiwan Paiho Ltd.	65,000	132,234
	Taiwan PCB Techvest Co. Ltd.	48,000	49,212
	Taiwan Sanyo Electric Co. Ltd.	27,000	31,748
	Taiwan Semiconductor Co. Ltd.	30,000	47,906
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Surface Mounting Technology Corp.	44,000	$138,685
*	Taiwan TEA Corp.	77,000	44,990
	Taiwan-Asia Semiconductor Corp.	22,000	18,181
	Taiyen Biotech Co. Ltd.	28,000	27,123
	TCI Co. Ltd.	18,000	63,206
	Team Group, Inc.	5,000	11,415
#	Teco Electric & Machinery Co. Ltd.	158,000	256,117
	Test Research, Inc.	6,000	22,648
	Test Rite International Co. Ltd.	44,000	27,048
	Thermaltake Technology Co. Ltd.	13,000	13,317
	Thinking Electronic Industrial Co. Ltd.	5,000	24,713
	Thye Ming Industrial Co. Ltd.	20,000	40,108
††	Ting Sin Co. Ltd.	385	20
	Ton Yi Industrial Corp.	170,000	77,774
	Tong Hsing Electronic Industries Ltd.	37,460	142,071
	Tong Yang Industry Co. Ltd.	31,000	101,343
	Tong-Tai Machine & Tool Co. Ltd.	27,000	23,254
	Top Union Electronics Corp.	19,185	18,308
	Topco Technologies Corp.	8,999	18,736
	Topkey Corp.	12,000	74,325
	Topoint Technology Co. Ltd.	23,000	22,949
	Toung Loong Textile Manufacturing	27,540	16,461
#	Transcend Information, Inc.	38,000	99,459
	Tripod Technology Corp.	45,000	263,925
	Tsann Kuen Enterprise Co. Ltd.	14,032	12,887
	TSC Auto ID Technology Co. Ltd.	4,399	27,797
	Tung Ho Steel Enterprise Corp.	84,190	174,048
	Tung Ho Textile Co. Ltd.	29,000	21,512
	Tung Thih Electronic Co. Ltd.	9,900	25,413

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TURVO International Co. Ltd.	5,000	$33,697
#	TYC Brother Industrial Co. Ltd.	42,000	81,226
	Tyntek Corp.	44,000	28,026
	UDE Corp.	10,000	26,968
	Ultra Chip, Inc.	8,000	17,265
	U-Ming Marine Transport Corp.	84,000	146,572
	Unic Technology Corp.	29,000	24,657
	Union Bank of Taiwan	356,270	167,161
*	Union Insurance Co. Ltd.	12,000	11,690
	Unitech Computer Co. Ltd.	20,000	21,921
*	Unitech Printed Circuit Board Corp.	126,047	115,863
*	United Alloy-Tech Co.	11,000	13,289
	United Orthopedic Corp.	10,000	28,402
	United Radiant Technology	21,000	12,555
*	United Renewable Energy Co. Ltd.	144,000	43,746
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	16,292
	Universal Cement Corp.	80,136	69,025
	UPC Technology Corp.	147,664	39,708
*	UPI Semiconductor Corp.	9,000	59,766
	USI Corp.	90,091	31,899
	U-Tech Media Corp.	33,000	16,204
	Utechzone Co. Ltd.	5,000	16,810
	Value Valves Co. Ltd.	4,000	11,218
	Ve Wong Corp.	16,000	18,033
	Ventec International Group Co. Ltd.	10,000	24,357
	Viking Tech Corp.	14,000	16,498
	Wafer Works Corp.	98,068	73,349
	Wah Hong Industrial Corp.	15,000	18,761
	Wah Lee Industrial Corp.	34,680	121,250
#	Walsin Lihwa Corp.	514,000	382,436
#	Walsin Technology Corp.	57,000	159,369
	WEI Chih Steel Industrial Co. Ltd.	31,000	20,402
	Wei Chuan Foods Corp.	51,000	27,722
	Weikeng Industrial Co. Ltd.	71,661	73,662
		Shares	Value»
TAIWAN — (Continued)
	Well Shin Technology Co. Ltd.	18,000	$32,848
	WELLELL, Inc.	14,000	10,401
*	Wha Yu Industrial Co. Ltd.	18,000	9,373
*	Win Semiconductors Corp.	63,000	197,299
*	Winbond Electronics Corp.	581,250	252,293
	Winstek Semiconductor Co. Ltd.	9,000	29,757
	Wisdom Marine Lines Co. Ltd.	86,000	162,934
	Wistron NeWeb Corp.	43,000	184,673
	WITS Corp.	5,000	15,841
	Wonderful Hi-Tech Co. Ltd.	11,000	11,475
	WPG Holdings Ltd.	280,000	598,022
	WT Microelectronics Co. Ltd.	71,000	239,348
*	XAC Automation Corp.	19,000	12,802
	Xxentria Technology Materials Corp.	12,000	20,612
	Ya Horng Electronic Co. Ltd.	9,000	15,513
	YC INOX Co. Ltd.	79,249	48,720
	YCC Parts Manufacturing Co. Ltd.	9,000	15,264
	Yea Shin International Development Co. Ltd.	39,397	36,762
	Yem Chio Co. Ltd.	92,350	48,003
*	Yeong Guan Energy Technology Group Co. Ltd.	22,285	24,836
	YFC-Boneagle Electric Co. Ltd.	15,639	11,681
	YFY, Inc.	234,000	212,500
	Yieh Phui Enterprise Co. Ltd.	147,186	69,090
	Yonyu Plastics Co. Ltd.	9,000	6,805
	Youngtek Electronics Corp.	24,000	44,348
	Yuanta Futures Co. Ltd.	11,280	29,071
	Yuen Foong Yu Consumer Products Co. Ltd.	9,000	11,485
	Yulon Motor Co. Ltd.	99,264	150,176
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	29,815

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YungShin Global Holding Corp.	29,000	$46,244
	Zeng Hsing Industrial Co. Ltd.	9,669	31,441
	Zenitron Corp.	27,000	24,255
	Zhen Ding Technology Holding Ltd.	119,000	426,245
*	Zig Sheng Industrial Co. Ltd.	111,000	31,451
*	Zinwell Corp.	64,000	28,724
	Zippy Technology Corp.	9,000	16,906
	Zyxel Group Corp.	57,488	66,907
TOTAL TAIWAN			34,961,391
THAILAND — (0.4%)
	AAPICO Hitech PCL (AH/F TB)	39,160	16,629
	Advanced Information Technology PCL	168,000	21,552
*	AJ Plast PCL	55,482	4,284
	Allianz Ayudhya Capital PCL	11,000	10,126
	Amata Corp. PCL	86,800	64,439
	AP Thailand PCL	427,100	100,830
	Asia Plus Group Holdings PCL	364,300	25,098
	Asian Insulators PCL	77,450	7,958
	Asian Sea Corp. PCL	38,500	8,918
	Bangchak Corp. PCL	194,900	199,675
	Bangchak Sriracha PCL	40,300	6,402
	Bangkok Land PCL	1,885,500	29,115
	Bangkok Life Assurance PCL, NVDR	47,400	25,336
*	Bangkok Ranch PCL	119,400	6,205
	Banpu PCL	1,265,532	187,904
#	BEC World PCL	128,200	15,532
#	Berli Jucker PCL	150,600	99,729
	Betagro PCL	73,200	37,823
	BKI Holdings PCL	16,100	137,693
	Cal-Comp Electronics Thailand PCL, Class F	234,044	53,168
*	Country Group Development PCL	992,900	8,551
	Dhipaya Group Holdings PCL	31,600	18,955
	Don Muang Tollway PCL	30,800	9,695
	Eastern Polymer Group PCL	65,513	6,576
	Energy Absolute PCL	448,600	41,296
	Frasers Property Thailand PCL	48,300	12,192
	GFPT PCL	79,000	21,583
		Shares	Value»
THAILAND — (Continued)
*	Global Green Chemicals PCL	86,200	$10,495
*	Green Tech Ventures PCL	14,200	51
	Gunkul Engineering PCL	638,100	37,519
	Haad Thip PCL	40,400	19,195
	Hana Microelectronics PCL	106,200	74,427
	Index Livingmall PCL	19,700	8,717
	IRPC PCL	1,646,700	55,257
	KGI Securities Thailand PCL	250,300	31,069
	Kiatnakin Phatra Bank PCL	38,600	59,605
	Lalin Property PCL	107,600	18,053
	Lam Soon Thailand PCL	56,200	8,144
	LPN Development PCL	298,200	19,481
	MBK PCL	170,805	92,313
	MK Restaurants Group PCL	68,600	35,853
	Northeast Rubber PCL	180,000	26,192
#	Origin Property PCL	185,000	18,788
	Polyplex Thailand PCL	85,200	26,060
	Prima Marine PCL	195,700	42,423
	Property Perfect PCL	2,489,056	9,609
#	PTG Energy PCL	74,000	16,371
	Quality Houses PCL	1,508,200	76,586
	Ramkhamhaeng Hospital PCL	20,300	12,900
	Rojana Industrial Park PCL	220,300	37,616
	S Hotels & Resorts PCL	142,900	8,487
*	Samart Corp. PCL	50,300	9,709
	Sansiri PCL	2,197,100	111,568
	SC Asset Corp. PCL	339,100	26,987
††	SCG Ceramics PCL	308,500	1,741
	Siamgas & Petrochemicals PCL	83,800	18,415
*	SNC Former PCL	53,600	9,152
	Somboon Advance Technology PCL	57,400	18,238
	SPCG PCL	88,600	21,180
#	Sri Trang Agro-Industry PCL	152,900	71,285
	Sri Trang Gloves Thailand PCL	179,000	43,321
	Srithai Superware PCL	235,400	7,829
#	Star Petroleum Refining PCL	286,000	45,013

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Stella X PCL	2,167,200	$11,584
	Supalai PCL	252,825	126,131
*	Super Energy Corp. PCL	5,131,000	33,521
	Susco PCL	189,100	15,499
*	Tata Steel Thailand PCL	749,600	13,133
	Thai Oil PCL	93,100	71,881
#	Thai Union Group PCL	409,300	145,853
	Thaicom PCL	123,400	41,775
	Thaifoods Group PCL	153,700	14,423
	Thonburi Healthcare Group PCL	55,400	22,374
#	Thoresen Thai Agencies PCL	173,400	22,965
	Tipco Asphalt PCL (TASCO/F TB)	76,000	40,849
	TPI Polene PCL	654,800	19,445
	TPI Polene Power PCL	232,700	20,316
	Triple i Logistics PCL	97,600	14,202
	Univanich Palm Oil PCL	46,900	13,509
	Vanachai Group PCL	89,800	7,947
	Workpoint Entertainment PCL	20,800	3,428
TOTAL THAILAND			2,945,748
TURKEY — (0.2%)
	Akcansa Cimento AS	2,596	15,087
	Aksa Akrilik Kimya Sanayii AS	49,968	16,086
*	Albaraka Turk Katilim Bankasi AS	310,912	62,060
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	10,940
*	Anadolu Anonim Turk Sigorta Sirketi	17,475	53,809
	Anadolu Efes Biracilik Ve Malt Sanayii AS	7,683	34,586
	Anadolu Hayat Emeklilik AS	11,468	31,809
	Aygaz AS	6,107	27,073
*	Bera Holding AS	140,066	66,638
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	2,327	25,515
	Bursa Cimento Fabrikasi AS	156,049	36,763
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	17,280
	Cimsa Cimento Sanayi VE Ticaret AS	69,781	103,692
		Shares	Value»
TURKEY — (Continued)
	Deva Holding AS	3,409	$6,785
*	Esenboga Elektrik Uretim AS	14,153	11,421
	Global Yatirim Holding AS	75,066	36,815
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	57,030	12,203
	Is Yatirim Menkul Degerler AS	50,143	62,551
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,149	72,342
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	170,857	129,776
*	Kordsa Teknik Tekstil AS	15,368	29,145
#*	Petkim Petrokimya Holding AS	85,208	41,545
*	Reysas Tasimacilik ve Lojistik Ticaret AS	81,664	43,180
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	11,877	6,043
	Sekerbank Turk AS	257,072	28,925
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,592	24,524
*	TAV Havalimanlari Holding AS	5,953	46,102
*	Tekfen Holding AS	12,587	22,352
*	Tukas Gida Sanayi ve Ticaret AS	50,606	8,828
	Turkiye Sigorta AS	149,024	74,543
*	Ulker Biskuvi Sanayi AS	4,899	16,453
	Vestel Beyaz Esya Sanayi ve Ticaret AS	23,287	9,847
*	Vestel Elektronik Sanayi ve Ticaret AS	13,751	23,477
*	Zorlu Enerji Elektrik Uretim AS	195,804	22,247
TOTAL TURKEY			1,230,442
UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	12,967	42,259

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Hotels	802,801	$128,505
*	Abu Dhabi Ports Co. PJSC	89,171	120,172
	Agility Global PLC	709,268	254,846
	Agthia Group PJSC	28,620	48,053
*	Ajman Bank PJSC	36,368	16,811
	Amanat Holdings PJSC	220,573	64,797
*	Aramex PJSC	56,326	43,375
*	Dana Gas PJSC	1,058,235	218,826
	Deyaar Development PJSC	379,056	95,925
	Dubai Financial Market PJSC	214,538	85,780
	Dubai Investments PJSC	448,790	264,894
	Dubai Islamic Bank PJSC	340,966	713,401
	Emaar Development PJSC	112,658	402,364
	Emaar Properties PJSC	18,563	68,132
*	EMSTEEL Building Materials PJSC	272,993	92,079
*	Ghitha Holding PJSC	6,983	46,893
*	Manazel PJSC	339,566	31,192
	National Central Cooling Co. PJSC	34,895	27,757
	RAK Properties PJSC	242,210	79,611
	Ras Al Khaimah Ceramics	90,792	63,780
*	Union Properties PJSC	502,430	58,619
TOTAL UNITED ARAB EMIRATES			2,968,071
UNITED KINGDOM — (9.3%)
*	Accesso Technology Group PLC	12,899	79,253
	Advanced Medical Solutions Group PLC	46,372	120,145
	AG Barr PLC	25,691	193,734
Ω	Airtel Africa PLC	122,211	217,598
*	Alliance Pharma PLC	336,260	253,928
	Ashmore Group PLC	61,316	128,804
#*Ω	Aston Martin Lagonda Global Holdings PLC	8,731	11,317
	Atalaya Mining Copper SA	17,837	75,627
*	Auction Technology Group PLC	6,402	48,842
	Avon Technologies PLC	7,182	131,981
Ω	Bakkavor Group PLC	66,402	109,547
		Shares	Value»
UNITED KINGDOM — (Continued)
	Balfour Beatty PLC	184,807	$1,063,940
	Bank of Georgia Group PLC	13,268	778,853
	Barratt Redrow PLC	512,246	2,869,461
	Beazley PLC	157,760	1,628,921
	Begbies Traynor Group PLC	22,710	26,108
	Bellway PLC	41,069	1,325,703
	Berkeley Group Holdings PLC	9,773	467,587
	Bloomsbury Publishing PLC	23,004	189,764
	Bodycote PLC	52,083	410,478
#*	boohoo Group PLC	179,212	64,038
	Breedon Group PLC	89,848	483,645
#	Brooks Macdonald Group PLC	4,090	75,598
	C&C Group PLC	98,194	176,641
*	Capita PLC	69,216	12,326
	Capital Ltd.	44,660	41,960
	Card Factory PLC	91,534	106,935
	Carr's Group PLC	21,628	33,560
	Castings PLC	4,281	14,256
	Centaur Media PLC	16,082	5,370
	Central Asia Metals PLC	42,543	79,293
	Centrica PLC	1,664,091	2,924,649
	Chemring Group PLC	72,138	283,864
	Chesnara PLC	46,343	152,991
Ω	CMC Markets PLC	23,524	65,040
	Conduit Holdings Ltd.	6,872	38,676
	Costain Group PLC	71,767	84,614
	Cranswick PLC	8,024	499,741
	Crest Nicholson Holdings PLC	79,259	175,622
*	Currys PLC	765,195	885,607
	DCC PLC	14,757	1,017,526
	DFS Furniture PLC	52,954	87,438
*	Dialight PLC	7,087	10,349
	Direct Line Insurance Group PLC	276,919	917,451
	DiscoverIE Group PLC	24,510	193,031
	Diversified Energy Co. PLC (DEC LN)	2,073	33,282
	Dowlais Group PLC	46,616	41,243
	Dr. Martens PLC	42,176	37,429
	Drax Group PLC	112,465	866,780
	DS Smith PLC	416,595	2,987,525
	easyJet PLC	72,083	455,293
	Ecora Resources PLC	39,458	30,261
	Elementis PLC	210,157	407,206
*	EnQuest PLC	461,725	67,767
	Entain PLC	45,877	398,346
	Epwin Group PLC	13,108	15,090
	Essentra PLC	146,165	225,265
	Firstgroup PLC	245,111	494,146

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Flowtech Fluidpower PLC	7,489	$6,425
Ω	Forterra PLC	38,017	75,352
	Foxtons Group PLC	108,086	90,132
	Fresnillo PLC	51,284	438,959
*	Frontier Developments PLC	3,815	10,411
	Fuller Smith & Turner PLC, Class A	11,027	75,242
#*	Fund Technologies PLC	2,993	68,959
	Future PLC	22,279	252,060
	Galliford Try Holdings PLC	29,015	134,392
	GB Group PLC	68,255	295,686
	Genuit Group PLC	80,123	387,829
	Genus PLC	6,977	167,057
*	Georgia Capital PLC	13,296	198,592
	Gooch & Housego PLC	4,041	22,130
	Goodwin PLC	372	33,870
	Grafton Group PLC, CDI	68,236	780,902
	Grainger PLC	138,135	363,208
	Greencore Group PLC	148,586	355,990
*	Griffin Mining Ltd.	5,698	10,434
	Gulf Keystone Petroleum Ltd.	119,124	251,608
*	Gulf Marine Services PLC	55,013	11,694
*Ω	Gym Group PLC	57,218	97,128
	H&T Group PLC	15,070	64,316
	Halfords Group PLC	56,792	99,638
	Harbour Energy PLC	79,183	228,585
	Hargreaves Services PLC	7,040	55,555
	Harworth Group PLC	35,731	77,324
	Hays PLC	63,109	59,600
	Helical PLC	26,065	57,982
	Henry Boot PLC	29,243	74,206
	Hill & Smith PLC	39	956
	Hiscox Ltd.	87,828	1,184,693
*	Hochschild Mining PLC	102,345	222,442
	Hunting PLC	44,485	190,859
Ω	Ibstock PLC	92,007	191,949
	Inchcape PLC	94,027	782,791
	International Distribution Services PLC	189,152	853,796
	Investec PLC	200,205	1,286,249
	iomart Group PLC	26,534	23,436
	ITV PLC	978,292	897,244
	J D Wetherspoon PLC	9,450	72,913
	J Sainsbury PLC	531,830	1,670,343
		Shares	Value»
UNITED KINGDOM — (Continued)
*	James Fisher & Sons PLC	12,277	$46,656
	JD Sports Fashion PLC	85,115	93,405
	JET2 PLC	2,505	47,323
*	John Wood Group PLC	194,974	174,252
	Johnson Matthey PLC	47,147	833,496
	Johnson Service Group PLC	123,460	207,717
	Jupiter Fund Management PLC	120,501	119,388
	Just Group PLC	337,292	690,940
	Keller Group PLC	38,494	650,868
	Kier Group PLC	121,707	225,305
	Kingfisher PLC	587,635	1,785,250
	Knights Group Holdings PLC	8,419	11,965
	Lancashire Holdings Ltd.	70,702	568,836
	Learning Technologies Group PLC	104,180	117,948
	London Investment Group PLC	9,126	41,255
	Macfarlane Group PLC	49,928	67,233
	Man Group PLC	249,859	660,324
	Marks & Spencer Group PLC	447,168	1,852,439
	Marshalls PLC	45,572	147,210
*	Marston's PLC	333,418	167,742
	Mears Group PLC	41,476	182,707
	Midwich Group PLC	8,156	26,878
*	Mitchells & Butlers PLC	177,157	506,707
	MJ Gleeson PLC	13,829	83,295
*	Mobico Group PLC	101,804	92,298
	Mondi PLC	119,950	1,867,107
	Morgan Advanced Materials PLC	58,901	198,637
	Morgan Sindall Group PLC	13,469	612,204
	MP Evans Group PLC	11,582	148,162
*	N Brown Group PLC	6,931	3,387
	NCC Group PLC	80,607	143,410
*	Nexxen International Ltd. (NEXN LN)	14,291	68,685
*	Nexxen International Ltd. (NEXN US), ADR	2,814	26,958
	Norcros PLC	25,348	72,886
*	Ocado Group PLC	62,336	230,876
Ω	On the Beach Group PLC	12,243	38,983
	OSB Group PLC	119,548	622,017

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Oxford Biomedica PLC	4,168	$21,509
	Pan African Resources PLC	465,482	230,514
	Pearson PLC (PSO US), Sponsored ADR	18,663	311,112
	Persimmon PLC	88,805	1,386,725
*	Petra Diamonds Ltd.	40,127	13,610
	Pets at Home Group PLC	141,097	395,342
	Pharos Energy PLC	110,849	33,109
	Phoenix Group Holdings PLC	82,960	534,677
	Pinewood Technologies Group PLC	21,544	91,166
*	Playtech PLC	74,007	674,022
	Porvair PLC	8,409	71,296
	PPHE Hotel Group Ltd.	3,492	56,353
	Premier Foods PLC	232,062	540,025
	QinetiQ Group PLC	74,640	342,650
	Rank Group PLC	84,921	93,710
	Reach PLC	211,894	231,137
	Renewi PLC	14,885	147,653
	RHI Magnesita NV	1,599	69,114
	Ricardo PLC	19,522	60,794
	Robert Walters PLC	5,065	18,193
	RWS Holdings PLC	81,336	137,672
#*	S4 Capital PLC	66,612	30,816
Ω	Sabre Insurance Group PLC	57,957	94,843
*	Saga PLC	20,357	31,151
*††	Savannah Energy PLC	281,630	38,411
	Savills PLC	42,347	559,162
	Schroders PLC	122,972	537,019
	Secure Trust Bank PLC	17	93
	Senior PLC	117,044	238,410
	Serco Group PLC	305,215	584,084
	Serica Energy PLC	21,096	36,537
	Severfield PLC	30,413	18,434
*	Sigmaroc PLC	60,287	54,344
	Spectris PLC	10,357	387,159
	Speedy Hire PLC	83,518	28,365
Ω	Spire Healthcare Group PLC	87,283	253,044
	SThree PLC	13,000	40,822
*††	Studio Retail Group PLC	11,240	0
*	Synthomer PLC	30,457	58,594
	Tate & Lyle PLC	81,859	667,246
	Taylor Wimpey PLC	884,363	1,309,739
	TBC Bank Group PLC	13,433	555,984
		Shares	Value»
UNITED KINGDOM — (Continued)
	Team Internet Group PLC	12,634	$16,855
*	THG PLC	218,910	110,411
Ω	TI Fluid Systems PLC	94,853	229,034
	TP ICAP Group PLC	348,115	1,177,305
	Travis Perkins PLC	65,713	578,207
	Treatt PLC	6,350	32,969
	TT Electronics PLC	94,153	106,250
	Vertu Motors PLC	110,788	73,265
	Vesuvius PLC	74,859	380,711
	Victrex PLC	8,163	100,098
*	Vistry Group PLC	118,116	869,526
	Volex PLC	3,494	12,549
	Vp PLC	3,924	29,044
*Ω	Watches of Switzerland Group PLC	37,764	267,181
*	Watkin Jones PLC	35,474	14,222
*	Xaar PLC	20,729	20,718
*	XP Power Ltd.	1,533	23,530
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	5,710	55,396
	Young & Co.'s Brewery PLC (YNGN LN)	3,177	22,473
	Zigup PLC	93,786	354,943
	Zotefoams PLC	8,589	32,434
TOTAL UNITED KINGDOM			65,770,892
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	9,022	95,935
	Alcoa Corp., CDI	5,966	205,842
*	Gran Tierra Energy, Inc.	400	2,305
*	Gran Tierra Energy, Inc. (GTE US)	4,000	22,840
	Smurfit WestRock PLC	5,155	273,679
TOTAL UNITED STATES			600,601
TOTAL COMMON STOCKS			686,546,382
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.1%)
*	Alpargatas SA	8,400	8,912
	Banco ABC Brasil SA, 8.156%	27,390	94,533
Ω	Banco BMG SA, 9.788%	30,400	19,663

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»

BRAZIL — (Continued)
Banco do Estado do Rio Grande do Sul SA, 9.604%	61,540	$109,094
Banco Pan SA, 3.500%	25,165	29,712
Banco Pine SA, 10.738%	12,348	9,402
Cia de Ferro Ligas da Bahia FERBASA, 6.755%	31,600	42,122
Eucatex SA Industria e Comercio, 10.332%	14,000	32,125
Grazziotin SA, 10.264%	1,681	7,528
Raizen SA, 1.381%	220,100	71,558
Randon SA Implementos e Participacoes, 3.992%	39,954	62,282
Schulz SA, 7.640%	9,400	10,005
Taurus Armas SA, 3.765%	8,800	12,137
Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.137%	76,300	71,939
TOTAL BRAZIL		581,012
COLOMBIA — (0.0%)
Grupo Aval Acciones y Valores SA, 4.663%	122,690	16,018
Grupo de Inversiones Suramericana SA, 4.888%	14,166	96,484
TOTAL COLOMBIA		112,502
GERMANY — (0.2%)
Draegerwerk AG & Co. KGaA, 3.203%	1,586	93,390
Einhell Germany AG, 1.549%	999	65,675
Jungheinrich AG, 3.012%	12,569	324,849
# Porsche Automobil Holding SE, 6.716%	6,162	243,527
Sixt SE, 6.667%	4,534	278,174
STO SE & Co. KGaA, 4.456%	583	69,182
Villeroy & Boch AG, 6.885%	889	14,048
TOTAL GERMANY		1,088,845
		Shares	Value»

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	$14,243
TOTAL PREFERRED STOCKS			1,796,602
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	13,267	313
BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	24	12
*	Empreendimentos Pague Menos SA Rights 02/20/2025	1,554	32
TOTAL BRAZIL			44
ITALY — (0.0%)
*	Fincantieri SpA Warrants 09/30/2026	8,307	4,394
*	Webuild SpA Warrants 08/02/2030	2,669	0
TOTAL ITALY			4,394
SOUTH KOREA — (0.0%)
*	Hyundai Motor Securities Co. Ltd. Rights 02/27/2025	1,460	1,015
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/07/2025	3,439	1,698
TAIWAN — (0.0%)
*	Career Technology Co. Ltd. Rights 02/10/2025	2,671	65
*	CCP Contact Probes Co. Ltd. Rights	2,456	364
*	Leader Electronics, Inc. Rights	1,438	0
*	Sun Yad Construction Co. Ltd. Rights 02/18/2025	9,670	488
TOTAL TAIWAN			917

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»

THAILAND — (0.0%)
*	Better World Green PCL Warrants	172,166	$0
*	Better World Green PCL Warrants 08/13/2025	172,166	103
*	Energy Absolute PCL Warrants 02/28/2028	74,766	0
*	Northeast Rubber PCL Warrants 05/15/2026	30,000	472
*	Thoresen Thai Agencies PCL Rights	86,700	0
*	VGI PCL Warrants 09/03/2025	64,750	2,634
TOTAL THAILAND			3,209
TOTAL RIGHTS/WARRANTS			11,590
TOTAL INVESTMENT SECURITIES (Cost $578,067,308)			688,354,574

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	1,431,531	$16,559,946
TOTAL INVESTMENTS — (100.0%)
(Cost $594,625,975)^^			$704,914,520
As of January 31, 2025, the value of Rule 144A securities amounted to $25,517,628 or 3.6% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$31,396,063	$18,764	$31,414,827
Austria	—	4,055,926	—	4,055,926
Belgium	—	7,588,574	—	7,588,574
Brazil	$4,193,879	1,600	—	4,195,479
Canada	57,424,995	—	64	57,425,059
Chile	—	556,927	—	556,927
China	1,413,059	48,309,152	34,828	49,757,039
Colombia	206,731	—	—	206,731
Denmark	—	14,441,042	—	14,441,042
Finland	—	13,267,020	—	13,267,020
France	234,984	27,717,533	—	27,952,517
Germany	3,253,186	22,138,004	—	25,391,190
Greece	—	836,668	—	836,668
Hong Kong	—	6,072,632	12,052	6,084,684
Hungary	—	326,654	—	326,654
India	106,677	41,707,998	—	41,814,675
Indonesia	—	3,616,180	4,622	3,620,802
Ireland	—	6,533,021	—	6,533,021
Israel	256,094	5,867,761	—	6,123,855
Italy	560,754	24,493,379	—	25,054,133

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	—	$113,935,834	—	$113,935,834
Kuwait	—	1,067,380	—	1,067,380
Malaysia	—	3,788,961	$13	3,788,974
Mexico	$3,802,425	7,392	—	3,809,817
Netherlands	276,870	14,601,791	—	14,878,661
New Zealand	—	1,493,618	—	1,493,618
Norway	48,433	4,195,372	15,090	4,258,895
Philippines	—	942,305	1,836	944,141
Poland	—	2,163,981	—	2,163,981
Portugal	—	2,785,094	—	2,785,094
Qatar	—	1,865,191	—	1,865,191
Saudi Arabia	44,038	7,830,341	—	7,874,379
Singapore	—	4,252,111	—	4,252,111
South Africa	2,021,033	5,480,695	—	7,501,728
South Korea	15,225	18,279,898	8,277	18,303,400
Spain	—	12,915,639	—	12,915,639
Sweden	12,387	14,980,176	—	14,992,563
Switzerland	—	34,591,008	—	34,591,008
Taiwan	—	34,959,383	2,008	34,961,391
Thailand	25,336	2,918,671	1,741	2,945,748
Turkey	—	1,230,442	—	1,230,442
United Arab Emirates	—	2,968,071	—	2,968,071
United Kingdom	338,070	65,394,411	38,411	65,770,892
United States	296,519	304,082	—	600,601
Preferred Stocks
Brazil	581,012	—	—	581,012
Colombia	112,502	—	—	112,502
Germany	—	1,088,845	—	1,088,845
Philippines	—	14,243	—	14,243
Rights/Warrants
Australia	—	—	313	313
Brazil	—	44	—	44
Italy	—	4,394	—	4,394
South Korea	—	1,015	—	1,015
Spain	—	1,698	—	1,698
Taiwan	—	917	—	917
Thailand	—	3,209	—	3,209
Securities Lending Collateral	—	16,559,946	—	16,559,946
Total Investments in Securities	$75,224,209	$629,552,292	$138,019˂˃	$704,914,520

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (4.5%)
	Accent Group Ltd.	190,164	$257,673
#	Acrow Ltd.	110,482	79,003
	Adairs Ltd.	76,635	125,652
#*	Aeris Resources Ltd.	134,146	11,838
	AGL Energy Ltd.	89,717	638,182
*	AIC Mines Ltd.	164,734	35,554
*	Ainsworth Game Technology Ltd.	68,629	29,902
*	Alkane Resources Ltd.	156,660	56,610
*	Alliance Aviation Services Ltd.	24,946	42,740
#*	Alligator Energy Ltd.	469,718	9,726
	ALS Ltd.	118,879	1,198,506
	Amotiv Ltd.	46,358	308,549
	AMP Ltd.	907,686	1,000,096
*	Amplitude Energy Ltd.	1,010,113	125,145
	Ampol Ltd.	75,830	1,360,686
	Ansell Ltd.	44,218	961,389
	ANZ Group Holdings Ltd.	179,878	3,396,739
#	APA Group	121,674	513,128
*	Appen Ltd.	37,273	62,578
#*	Arafura Rare Earths Ltd. (ARU AU)	236,819	18,969
	ARB Corp. Ltd.	24,930	604,229
	Aristocrat Leisure Ltd.	77,113	3,585,723
#	ARN Media Ltd.	85,589	35,729
	ASX Ltd.	11,203	439,264
	Atlas Arteria Ltd.	162,371	506,996
	AUB Group Ltd.	30,051	592,314
#*	Audinate Group Ltd.	1,988	9,190
*	Aurelia Metals Ltd.	505,007	59,013
	Aurizon Holdings Ltd.	644,873	1,305,107
	Aussie Broadband Ltd.	60,547	147,448
*	Austal Ltd.	126,910	300,600
	Austin Engineering Ltd.	131,962	40,777
#*	Australian Agricultural Co. Ltd.	85,896	75,511
	Australian Clinical Labs Ltd.	66,686	155,065
	Australian Ethical Investment Ltd.	36,512	112,871
#	Australian Finance Group Ltd.	60,542	61,827
#*	Australian Strategic Materials Ltd.	24,453	7,242
	Auswide Bank Ltd.	15,218	47,660
#	Autosports Group Ltd.	9,783	10,135
		Shares	Value»
AUSTRALIA — (Continued)
#	Baby Bunting Group Ltd.	37,265	$43,919
	Bank of Queensland Ltd.	231,541	997,404
#*	Bannerman Energy Ltd. (BMN AU)	24,863	45,277
	Bapcor Ltd.	118,176	363,484
*	BCI Minerals Ltd.	38,346	6,421
	Beach Energy Ltd.	658,989	617,825
#	Beacon Lighting Group Ltd.	27,033	53,138
	Bega Cheese Ltd.	109,852	392,989
	Bell Financial Group Ltd.	34,059	28,637
*	Bellevue Gold Ltd.	264,255	201,296
	Bendigo & Adelaide Bank Ltd.	155,043	1,301,094
	BHP Group Ltd. (BHP AU)	375,705	9,227,196
#	BHP Group Ltd. (BHP LN), Class DI	36,303	895,064
#	BHP Group Ltd. (BHP US), Sponsored ADR	52,042	2,557,864
*	Black Cat Syndicate Ltd. (BC8 AU)	39,271	16,042
	BlueScope Steel Ltd.	117,742	1,537,509
#*	Boss Energy Ltd.	106,882	215,170
	Brambles Ltd.	208,343	2,546,053
	Bravura Solutions Ltd.	123,201	164,253
	Breville Group Ltd.	31,644	745,404
	Brickworks Ltd.	34,209	550,849
	Capral Ltd.	5,742	35,462
*	Capricorn Metals Ltd.	132,193	622,850
	CAR Group Ltd.	16,786	418,297
*	Carnarvon Energy Ltd.	648,669	50,186
*	Catapult Group International Ltd.	31,045	77,174
	Cedar Woods Properties Ltd.	24,019	80,314
#*	Cettire Ltd.	94,168	83,701
#*	Chalice Mining Ltd.	18,659	12,855
	Challenger Ltd.	153,700	596,977
	Champion Iron Ltd.	150,987	513,010
#*	Chrysos Corp. Ltd.	9,367	29,588
	Civmec Australia Ltd.	80,600	65,206
	Cleanaway Waste Management Ltd.	512,981	878,366
#	Clinuvel Pharmaceuticals Ltd.	7,119	53,366

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Coast Entertainment Holdings Ltd.	124,691	$37,474
#	Cobram Estate Olives Ltd.	29,536	37,003
	Cochlear Ltd.	6,254	1,230,922
	Codan Ltd.	54,165	535,196
#*	Cogstate Ltd.	19,223	13,801
	Coles Group Ltd.	177,481	2,139,349
	Collins Foods Ltd.	56,133	260,904
*	Comet Ridge Ltd.	142,861	12,428
	Commonwealth Bank of Australia	69,663	6,874,498
	Computershare Ltd.	66,614	1,448,058
#*	Core Lithium Ltd.	21,769	1,186
Ω	Coronado Global Resources, Inc., CDI	114,480	46,202
	Corporate Travel Management Ltd.	31,005	293,692
	Credit Corp. Group Ltd.	20,750	197,964
	CSL Ltd.	14,855	2,564,608
#	Dalrymple Bay Infrastructure Ltd.	42,474	95,428
	Data#3 Ltd.	52,371	224,728
*	De Grey Mining Ltd.	216,943	265,876
#*	Deep Yellow Ltd.	250,673	205,851
	Deterra Royalties Ltd.	155,752	389,499
	Dicker Data Ltd.	31,478	167,520
	Domain Holdings Australia Ltd.	32,876	55,462
	Domino's Pizza Enterprises Ltd.	16,420	303,751
	Downer EDI Ltd.	236,997	834,119
#*	DUG Technology Ltd.	22,647	18,758
#	Duratec Ltd.	37,499	35,596
	Eagers Automotive Ltd.	54,812	435,690
*††	Elanor Investor Group	19,470	7,505
	Elders Ltd.	83,530	367,994
#*	Electro Optic Systems Holdings Ltd.	60,028	44,692
#*	Emeco Holdings Ltd.	132,785	75,620
*	Emerald Resources NL	204,363	538,096
#*	EML Payments Ltd.	71,132	36,267
*	Empire Energy Group Ltd.	55,441	6,882
#	Endeavour Group Ltd.	378,491	987,289
	Enero Group Ltd.	5,876	4,051
*	Environmental Group Ltd.	46,680	7,646
	EQT Holdings Ltd.	6,372	135,524
#	Euroz Hartleys Group Ltd.	18,894	11,661
	Evolution Mining Ltd.	602,231	2,092,807
	EVT Ltd.	31,852	230,919
		Shares	Value»
AUSTRALIA — (Continued)
	Fiducian Group Ltd.	1,992	$11,197
††	Firefinch Ltd.	50,216	1,171
*	FleetPartners Group Ltd.	99,159	172,335
	Fleetwood Ltd.	28,254	32,955
#	Flight Centre Travel Group Ltd.	62,070	684,217
	Fortescue Ltd.	251,857	2,949,590
#*	Frontier Digital Ventures Ltd.	12,847	1,992
	G8 Education Ltd.	397,771	343,390
#	Generation Development Group Ltd.	8,332	23,528
*	Genetic Signatures Ltd.	3,578	1,404
	Gold Road Resources Ltd.	481,336	729,443
#	GR Engineering Services Ltd.	22,717	40,392
	GrainCorp Ltd., Class A	90,342	420,087
	Grange Resources Ltd.	238,429	33,961
	GWA Group Ltd.	80,830	125,775
	Hansen Technologies Ltd.	63,839	215,777
	Harvey Norman Holdings Ltd.	168,766	540,160
*	Healius Ltd.	380,392	336,143
	Helia Group Ltd.	140,658	420,151
#	Helloworld Travel Ltd.	20,873	25,961
	Horizon Oil Ltd.	202,365	25,757
*	Hot Chili Ltd.	25,993	10,986
	HUB24 Ltd.	9,731	481,767
#	Humm Group Ltd.	178,006	65,124
#	IDP Education Ltd.	32,070	262,755
	IGO Ltd.	102,971	309,630
	Iluka Resources Ltd.	128,649	347,532
	Imdex Ltd.	181,352	294,233
#*	Immutep Ltd. (IMM AU)	123,960	26,436
#*	Imugene Ltd.	375,226	8,345
	Incitec Pivot Ltd.	480,075	886,813
	Infomedia Ltd.	124,521	107,048
	Inghams Group Ltd.	148,626	295,780
	Insignia Financial Ltd.	198,430	539,314
	Insurance Australia Group Ltd.	497,555	2,821,760
	Integral Diagnostics Ltd.	70,985	137,049
#	Integrated Research Ltd.	24,689	6,248
#*	ioneer Ltd.	98,102	10,205
#	IPD Group Ltd.	13,727	32,768
	IPH Ltd.	52,918	163,384
*	IRESS Ltd.	32,690	189,240
	IVE Group Ltd.	41,608	57,473

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	James Hardie Industries PLC (JHX AU), CDI	52,638	$1,769,219
*	James Hardie Industries PLC (JHX US), Sponsored ADR	1,045	35,384
	JB Hi-Fi Ltd.	41,880	2,612,949
	Johns Lyng Group Ltd.	73,610	168,571
*	Judo Capital Holdings Ltd.	105,026	129,972
	Jumbo Interactive Ltd.	12,500	101,665
	Jupiter Mines Ltd.	375,027	35,984
	Karoon Energy Ltd.	161,254	155,927
	Kelly Partners Group Holdings Ltd.	6,429	47,373
	Kelsian Group Ltd.	62,185	145,869
#	Kogan.com Ltd.	13,971	40,989
	Lendlease Corp. Ltd.	212,296	845,729
#††	Leo Lithium Ltd.	35,869	0
#	Lifestyle Communities Ltd.	33,307	201,187
	Lindsay Australia Ltd.	111,195	61,005
	Lottery Corp. Ltd.	340,266	1,057,829
*	Lotus Resources Ltd.	208,764	31,173
#	Lovisa Holdings Ltd.	25,790	460,040
	Lycopodium Ltd.	11,283	79,026
*	Lynas Rare Earths Ltd.	166,313	644,634
#	MA Financial Group Ltd.	26,473	108,591
#	Maas Group Holdings Ltd.	12,196	34,309
	Macmahon Holdings Ltd.	525,240	115,284
	Macquarie Group Ltd.	15,513	2,294,877
#*	Macquarie Technology Group Ltd.	3,528	185,199
#	Mader Group Ltd.	14,929	57,509
	Magellan Financial Group Ltd.	65,837	424,137
*	Mayne Pharma Group Ltd.	20,385	57,441
	McMillan Shakespeare Ltd.	21,795	207,348
	Medibank Pvt Ltd.	357,450	881,370
*	Megaport Ltd.	44,442	231,850
#*	Mesoblast Ltd. (MSB AU)	379,344	737,812
*	Metals X Ltd.	268,015	79,282
	Metcash Ltd.	450,774	880,661
#	Mineral Resources Ltd.	36,959	788,464
	Monadelphous Group Ltd.	37,594	364,719
		Shares	Value»
AUSTRALIA — (Continued)
	Monash IVF Group Ltd.	105,786	$78,955
#*	Mount Gibson Iron Ltd.	260,860	50,899
#	Myer Holdings Ltd.	595,359	335,929
	MyState Ltd.	38,589	109,217
*	Nanosonics Ltd.	5,619	11,926
	National Australia Bank Ltd.	216,389	5,332,182
	Navigator Global Investments Ltd.	126,878	124,334
	Netwealth Group Ltd.	54,769	1,058,719
	New Hope Corp. Ltd.	195,956	584,219
*	NEXTDC Ltd.	49,137	446,851
	nib holdings Ltd.	154,419	549,599
#	Nick Scali Ltd.	27,296	272,825
	Nickel Industries Ltd.	661,106	308,248
	Nine Entertainment Co. Holdings Ltd.	309,545	258,335
	Northern Star Resources Ltd.	162,472	1,719,558
#*	Novonix Ltd.	20,376	6,877
	NRW Holdings Ltd.	213,519	449,627
	Nufarm Ltd.	139,427	312,115
*	Nuix Ltd.	26,022	71,844
	Objective Corp. Ltd.	6,963	71,311
*	OFX Group Ltd.	74,386	64,432
*	OM Holdings Ltd.	46,008	9,728
*	Omni Bridgeway Ltd.	56,330	47,088
	oOh!media Ltd.	200,912	144,810
	Orica Ltd.	162,776	1,764,494
	Origin Energy Ltd.	241,189	1,555,517
	Orora Ltd.	351,777	511,988
#	Pacific Current Group Ltd.	15,421	112,992
#*	Paladin Energy Ltd.	40,192	218,206
*	Panoramic Resources Ltd.	625,074	0
*	Pantoro Ltd.	648,048	45,703
#*	Paragon Care Ltd.	38,285	12,947
	Peet Ltd.	131,518	118,321
#*	Peninsula Energy Ltd.	35,455	23,803
	Pepper Money Ltd.	14,192	12,614
	Perenti Ltd.	285,645	247,171
#	Perpetual Ltd.	24,050	317,672
	Perseus Mining Ltd.	649,534	1,133,381
#	Peter Warren Automotive Holdings Ltd.	20,551	20,017
*	PEXA Group Ltd.	39,132	316,475
*	Pilbara Minerals Ltd.	321,388	450,765
	Pinnacle Investment Management Group Ltd.	14,504	227,407
	Platinum Asset Management Ltd.	144,495	60,741
#*	Playside Studios Ltd.	33,455	4,560
	Praemium Ltd.	17,729	9,791

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Premier Investments Ltd.	43,046	$630,526
	Pro Medicus Ltd.	13,699	2,344,390
#	Propel Funeral Partners Ltd.	17,155	63,033
	PWR Holdings Ltd.	23,772	120,441
*	Qantas Airways Ltd.	74,582	432,192
	QBE Insurance Group Ltd.	405,890	5,239,128
*	Qoria Ltd.	150,918	44,771
	Qube Holdings Ltd.	310,211	796,100
	Ramelius Resources Ltd.	585,117	881,732
	Ramsay Health Care Ltd.	37,422	777,391
	REA Group Ltd.	7,988	1,225,185
#*	ReadyTech Holdings Ltd.	4,593	9,085
#	Reece Ltd.	28,746	421,129
	Regal Partners Ltd.	20,857	50,062
	Regis Healthcare Ltd.	64,338	259,892
*	Regis Resources Ltd.	261,367	487,036
	Reject Shop Ltd.	13,887	24,403
	Reliance Worldwide Corp. Ltd.	257,881	858,651
*	Resolute Mining Ltd.	928,054	234,539
*	Retail Food Group Ltd.	19,779	26,476
	Ridley Corp. Ltd.	109,244	190,344
	Rio Tinto Ltd.	50,406	3,630,287
*	RPMGlobal Holdings Ltd.	57,648	98,708
*	Sandfire Resources Ltd.	206,290	1,251,099
	Santos Ltd.	1,003,300	4,344,244
#	SEEK Ltd.	51,844	728,913
#*	Select Harvests Ltd.	52,535	150,981
#	Servcorp Ltd.	11,131	35,195
	Service Stream Ltd.	247,108	239,989
*	Seven West Media Ltd.	350,264	35,856
	SG Fleet Group Ltd.	51,809	110,489
	SGH Ltd.	38,489	1,135,547
	Shaver Shop Group Ltd.	37,320	30,693
	Sigma Healthcare Ltd.	468,793	828,656
#*	Silver Mines Ltd.	226,605	10,720
	Sims Ltd. (SGM AU)	49,151	399,140
	SmartGroup Corp. Ltd.	46,509	229,352
	Solvar Ltd.	84,442	67,085
	Sonic Healthcare Ltd.	58,242	1,023,180
	South32 Ltd. (S32 AU)	639,298	1,312,701
	Southern Cross Electrical Engineering Ltd.	60,055	55,991
		Shares	Value»
AUSTRALIA — (Continued)
#	Southern Cross Media Group Ltd.	17,486	$6,709
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	198,496	177,349
#*	St Barbara Ltd.	475,015	73,852
	Stanmore Resources Ltd.	126,468	203,896
#*	Star Entertainment Group Ltd.	467,009	34,183
	Steadfast Group Ltd.	222,164	798,109
	Step One Clothing Ltd.	12,406	9,594
*††	Strandline Resources Ltd.	48,114	538
	Suncorp Group Ltd.	173,558	2,225,196
	Super Retail Group Ltd.	81,947	789,484
*	Superloop Ltd.	167,446	234,591
#*	Syrah Resources Ltd.	174,560	24,655
#	Tabcorp Holdings Ltd.	955,380	398,946
	Technology One Ltd.	81,650	1,552,430
*	Telix Pharmaceuticals Ltd.	8,707	156,401
	Telstra Group Ltd. (TLS AU)	455,524	1,112,112
*	Temple & Webster Group Ltd.	7,910	70,019
#*††	Ten Sixty Four Ltd.	85,990	5,881
#	Terracom Ltd.	137,597	14,429
	TPG Telecom Ltd.	97,710	264,698
	Transurban Group	175,514	1,445,722
	Treasury Wine Estates Ltd.	115,424	765,721
*	Tuas Ltd.	69,768	282,772
#*	Tyro Payments Ltd.	93,153	47,378
	Universal Store Holdings Ltd.	2,706	14,262
*	Vault Minerals Ltd.	2,378,460	563,609
	Ventia Services Group Pty. Ltd.	359,663	845,492
Ω	Viva Energy Group Ltd.	316,706	504,614
*	Vulcan Energy Resources Ltd.	45,082	128,641
#*	WEB Travel Group Ltd.	49,741	155,846
*	Webjet Group Ltd.	49,741	23,271
	Wesfarmers Ltd.	85,628	4,033,475
*	West African Resources Ltd.	424,607	429,854
	Westgold Resources Ltd.	277,928	437,827
	Westpac Banking Corp.	207,369	4,302,664
	Whitehaven Coal Ltd.	259,963	976,878
	WiseTech Global Ltd.	12,532	948,706

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Woodside Energy Group Ltd. (WDS AU)	227,282	$3,463,956
	Woodside Energy Group Ltd. (WDS LN)	19,303	296,537
#	Woodside Energy Group Ltd. (WDS US), ADR	36,413	555,296
	Woolworths Group Ltd.	106,727	2,006,628
	Worley Ltd.	110,033	977,712
*	Xero Ltd.	12,930	1,455,337
	XRF Scientific Ltd.	28,028	31,161
	Yancoal Australia Ltd.	126,897	505,838
*	Zip Co. Ltd.	158,893	235,912
TOTAL AUSTRALIA			181,896,482
AUSTRIA — (0.4%)
	Addiko Bank AG	4,609	86,959
	Agrana Beteiligungs AG	3,069	34,239
	ANDRITZ AG	21,497	1,217,176
#*	AT&S Austria Technologie & Systemtechnik AG	5,164	70,465
Ω	BAWAG Group AG	25,816	2,333,700
	CA Immobilien Anlagen AG	10,269	253,570
*	DO & Co. AG	3,370	674,193
	Erste Group Bank AG	33,760	2,075,525
*	Eurotelesites AG	13,538	76,232
	EVN AG	13,989	337,247
*	FACC AG	1,947	14,577
	Frequentis AG	473	13,496
#*,*	Immofinanz AG (IIA AV)	20,010	138,936
*	Lenzing AG	2,885	74,537
	Mayr Melnhof Karton AG	1,140	91,369
#	Oesterreichische Post AG	10,567	319,212
	OMV AG	48,840	2,011,202
	Palfinger AG	3,950	93,217
	Porr AG	5,510	116,222
	Raiffeisen Bank International AG	26,575	601,055
*	Rosenbauer International AG	582	20,751
	Schoeller-Bleckmann Oilfield Equipment AG	2,329	83,078
	Semperit AG Holding	1,666	24,163
	Strabag SE (STR AV)	2,319	113,540
	Telekom Austria AG	54,990	458,831
*	UBM Development AG	1,357	26,847
		Shares	Value»
AUSTRIA — (Continued)
	UNIQA Insurance Group AG	36,734	$310,716
	Verbund AG	8,315	638,344
	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,545	520,555
	voestalpine AG	35,633	745,261
	Wienerberger AG	31,530	920,424
	Zumtobel Group AG	4,990	25,592
TOTAL AUSTRIA			14,521,231
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	1,792,204
	Ageas SA	62,536	3,221,452
#*	AGFA-Gevaert NV	61,134	54,861
	Anheuser-Busch InBev SA (ABI BB)	100,755	4,964,841
#	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	1,081	53,164
*	Argenx SE (ARGX BB)	353	233,028
*	Argenx SE (ARGX US), ADR	721	472,349
*	Atenor	4,770	15,626
	Azelis Group NV	14,743	302,023
	Barco NV	4,748	47,134
	Bekaert SA	14,584	509,125
	bpost SA	33,088	63,737
	Cie d'Entreprises CFE	5,331	35,240
	CMB Tech NV	13,753	148,395
	Colruyt Group NV	18,283	673,460
	Deceuninck NV	28,652	69,326
	Deme Group NV	3,226	452,738
	D'ieteren Group	1,932	324,068
	Econocom Group SA NV	33,625	63,312
	Elia Group SA	4,768	321,750
	EVS Broadcast Equipment SA	4,646	150,554
	Fagron	24,812	491,890
*	Galapagos NV (GLPG BB)	11,025	253,436
*	Galapagos NV (GLPG NA)	5,777	132,798
#	Gimv NV	8,122	320,366
	Greenyard NV	4,791	25,247
*	Hyloris Pharmaceuticals SA	480	2,673
#	Immobel SA	1,567	30,070
	Ion Beam Applications	1,418	19,577

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Jensen-Group NV	1,808	$84,801
	KBC Group NV	77,233	5,924,370
	Kinepolis Group NV	2,498	99,743
	Lotus Bakeries NV	153	1,632,039
	Melexis NV	6,435	387,843
*	Ontex Group NV	24,734	209,458
*	Orange Belgium SA	8,117	125,091
	Proximus SADP	39,898	221,036
	Recticel SA	16,564	173,416
	Sipef NV	2,254	130,184
	Solvay SA	27,594	843,375
	Syensqo SA	27,594	2,174,233
	Tessenderlo Group SA	6,360	138,744
	UCB SA	7,617	1,481,912
	Umicore SA	17,076	171,903
	Van de Velde NV	2,388	76,209
	VGP NV	4,573	390,320
	Viohalco SA	4,480	27,890
TOTAL BELGIUM			29,537,011
BRAZIL — (1.0%)
*	Allianca Saude e Participacoes SA	3,604	7,271
	Allied Tecnologia SA	30,900	36,853
	Allos SA	88,336	287,194
	Alupar Investimento SA	45,663	221,828
	Ambev SA (ABEV US), ADR	123,103	227,741
	Anima Holding SA	94,515	33,316
	Armac Locacao Logistica E Servicos SA	6,800	5,725
	Atacadao SA	187,897	199,020
	Auren Energia SA	60,785	84,354
*	Automob Participacoes SA	103,108	5,469
	B3 SA - Brasil Bolsa Balcao	186,241	356,608
	Banco Bradesco SA (BBDC3 BZ)	98,992	186,667
	Banco BTG Pactual SA	22,065	122,972
	Banco do Brasil SA	170,924	809,572
	Banco Santander Brasil SA	137,839	612,298
	BB Seguridade Participacoes SA	74,155	489,033
	Bemobi Mobile Tech SA	21,514	49,846
*	Blau Farmaceutica SA	16,500	36,619
	Boa Safra Sementes SA	28,190	51,951
		Shares	Value»
BRAZIL — (Continued)
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	28,441	$110,327
	Brava Energia	44,491	170,759
	BRF SA	58,358	218,591
	Brisanet Servicos de Telecomunicacoes SA	41,400	19,269
	C&A Modas SA	69,733	116,817
	Caixa Seguridade Participacoes SA	23,666	59,448
	Camil Alimentos SA	56,357	45,903
	CCR SA	242,633	466,247
	Centrais Eletricas Brasileiras SA	71,617	442,272
*	Cia Brasileira de Aluminio	86,745	80,748
*	Cia Brasileira de Distribuicao	73,312	33,871
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	30,824	498,802
	Cia de Saneamento de Minas Gerais Copasa MG	50,202	192,250
	Cia De Sanena Do Parana (SAPR11 BZ)	85,475	375,157
	Cia De Sanena Do Parana (SAPR3 BZ)	35,300	31,108
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	17,262	32,279
	Cia Energetica de Minas Gerais (CMIG3 BZ)	55,020	141,691
	Cia Paranaense de Energia - Copel	133,663	198,297
	Cia Paranaense de Energia - Copel, ADR	1,200	7,056
	Cia Siderurgica Nacional SA (CSNA3 BZ)	244,382	380,119
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	28,200	44,556
*	Cogna Educacao SA	408,730	98,615
	Construtora Tenda SA	8,400	20,655

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Cosan SA	278,841	$369,304
	CPFL Energia SA	22,752	133,848
	Cruzeiro do Sul Educacional SA	89,202	52,507
	CSU Digital SA	8,100	22,176
	Cury Construtora e Incorporadora SA	48,100	177,945
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	400,581
Ω	Desktop SA	30,310	51,968
	Dexco SA	147,106	148,514
*	Diagnosticos da America SA	39,480	12,565
	Dimed SA Distribuidora da Medicamentos	22,500	31,956
	Direcional Engenharia SA	32,225	158,697
	EcoRodovias Infraestrutura e Logistica SA	57,169	50,869
	Eletromidia SA	13,500	68,123
*	Embraer SA (EMBR3 BZ)	89,895	918,324
	Empreendimentos Pague Menos SA	94,233	50,793
	Energisa SA	68,020	461,610
*	Eneva SA	83,675	168,952
	Engie Brasil Energia SA	27,586	173,709
	Equatorial Energia SA	123,590	637,612
	Even Construtora e Incorporadora SA	52,473	55,130
	Ez Tec Empreendimentos e Participacoes SA	40,956	89,004
	Fleury SA	76,005	153,985
	Fras-Le SA	23,358	86,533
#	Gerdau SA, Sponsored ADR	187,171	544,668
Ω	GPS Participacoes e Empreendimentos SA	38,774	99,455
	Grendene SA	81,650	79,917
*	Grupo Casas Bahia SA	28,235	17,055
	Grupo Mateus SA	160,053	182,948
	Grupo SBF SA	28,817	56,904
	Guararapes Confeccoes SA	40,800	45,449
*Ω	Hapvida Participacoes e Investimentos SA	1,134,832	469,930
*	Hidrovias do Brasil SA	55,900	25,348
		Shares	Value»
BRAZIL — (Continued)
	Hypera SA	104,839	$327,933
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	10,700	26,255
	Iochpe Maxion SA	46,160	107,421
	Irani Papel e Embalagem SA	35,169	43,931
*	IRB-Brasil Resseguros SA	19,112	173,002
	Jalles Machado SA	59,829	47,195
	JBS SA	176,108	1,067,970
	JHSF Participacoes SA	130,759	88,604
	JSL SA	40,755	39,123
	Kepler Weber SA	46,800	82,564
	Klabin SA	209,104	802,918
	Lavvi Empreendimentos Imobiliarios SA	36,000	53,470
	Localiza Rent a Car SA	63,843	337,238
	LOG Commercial Properties e Participacoes SA	12,594	40,731
*	Log-in Logistica Intermodal SA	12,494	44,768
*	Lojas Quero-Quero SA	51,638	20,499
	Lojas Renner SA	217,463	507,930
Ω	LWSA SA	115,435	66,369
	M Dias Branco SA	15,058	59,469
*	Magazine Luiza SA	21,327	27,224
	Mahle Metal Leve SA	11,000	53,362
	Marcopolo SA	57,400	62,664
	Marfrig Global Foods SA	88,781	241,396
	Melnick Even Desenvolvimento Imobiliario SA	25,547	16,874
	Mills Locacao Servicos e Logistica SA	45,673	71,666
*	Minerva SA	25,386	21,025
	Moura Dubeux Engenharia SA	25,187	54,477
	Movida Participacoes SA	45,707	30,893
*	MRV Engenharia e Participacoes SA	100,488	96,979
	Multiplan Empreendimentos Imobiliarios SA	38,291	146,768
	Natura & Co. Holding SA	203,694	439,869
	Neoenergia SA	35,776	114,783

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Oceanpact Servicos Maritimos SA	15,600	$14,682
	Odontoprev SA	81,293	157,187
*	Oncoclinicas do Brasil Servicos Medicos SA	14,278	5,204
*	Orizon Valorizacao de Residuos SA	7,440	52,757
	Pet Center Comercio e Participacoes SA	59,500	47,750
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	24,230	312,567
	Petroleo Brasileiro SA (PETR3 BZ)	677,923	4,831,494
	Petroreconcavo SA	54,407	147,747
	Plano & Plano Desenvolvimento Imobiliario SA	25,100	42,434
	Porto Seguro SA	92,486	632,869
	Positivo Tecnologia SA	23,500	22,961
	PRIO SA	191,301	1,341,783
	Raia Drogasil SA	211,489	763,221
Ω	Rede D'Or Sao Luiz SA	10,863	51,954
	Romi SA	26,826	43,241
	Rumo SA	70,554	222,139
	Santos Brasil Participacoes SA	151,049	340,659
	Sao Carlos Empreendimentos e Participacoes SA	9,300	30,013
	Sao Martinho SA	51,500	199,953
#	Sendas Distribuidora SA (ASAI US), ADR	3,578	20,574
	Sendas Distribuidora SA (ASAI3 BZ)	300,023	346,020
*Ω	Ser Educacional SA	45,190	41,138
*	Serena Energia SA	68,844	76,807
*	Simpar SA	46,871	28,953
	SLC Agricola SA	37,092	110,182
	Smartfit Escola de Ginastica e Danca SA	41,305	137,682
	Suzano SA (SUZB3 BZ)	150,793	1,609,322
	SYN prop e tech SA	10,500	8,840
	Tegma Gestao Logistica SA	10,018	51,735
	Telefonica Brasil SA (VIV US), ADR	1,013	8,945
	Telefonica Brasil SA (VIVT3 BZ)	8,170	72,514
	TIM SA	202,180	540,042
	TOTVS SA	50,973	297,078
		Shares	Value»
BRAZIL — (Continued)
	Transmissora Alianca de Energia Eletrica SA	99,232	$569,000
	Tres Tentos Agroindustrial SA	15,700	42,715
	Trisul SA	36,232	32,921
	Tupy SA	28,583	104,569
	Ultrapar Participacoes SA (UGPA3 BZ)	180,177	509,942
	Unifique Telecomunicacoes SA	32,600	19,245
	Unipar Carbocloro SA	8,239	68,376
	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	27,525
	Vale SA (VALE US), Sponsored ADR	75,500	701,395
	Vale SA (VALE3 BZ)	397,700	3,686,383
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	23,581	96,196
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	89,553	74,167
	Veste SA Estilo	1,700	1,847
	Vibra Energia SA	333,277	961,499
	Vittia Fertilizantes E Biologicos SA	10,128	9,670
	Vivara Participacoes SA	12,200	44,737
	Vulcabras SA	47,216	137,429
	WEG SA	67,868	639,189
	Wilson Sons SA	60,127	174,597
	Wiz Co.	25,600	26,152
	YDUQS Participacoes SA	67,054	117,607
*	Zamp SA	36,410	18,130
TOTAL BRAZIL			39,594,661
CANADA — (7.5%)
*	5N Plus, Inc.	22,100	117,696
	Acadian Timber Corp.	4,133	49,027
*	ACT Energy Technologies Ltd.	7,700	33,643
	ADENTRA, Inc.	6,745	160,486
	ADF Group, Inc.	6,900	38,029
*	Advantage Energy Ltd.	49,329	313,281
	Aecon Group, Inc.	25,549	421,202
	Africa Oil Corp.	122,132	159,666
#	Ag Growth International, Inc.	8,285	223,635

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	AGF Management Ltd., Class B	30,300	$235,170
	Agnico Eagle Mines Ltd. (AEM CN)	22,898	2,128,242
	Agnico Eagle Mines Ltd. (AEM US)	31,200	2,899,739
#*	Aimia, Inc.	23,772	39,583
#*	Air Canada	37,295	503,220
	AirBoss of America Corp.	3,300	9,310
	Alamos Gold, Inc. (AGI CN), Class A	33,156	693,301
	Alamos Gold, Inc. (AGI US), Class A	56,127	1,174,738
	Algoma Central Corp.	4,600	47,223
	Algoma Steel Group, Inc. (ASTL US)	18,583	151,637
	Algonquin Power & Utilities Corp. (AQN CN)	23,300	103,727
#	Algonquin Power & Utilities Corp. (AQN US)	91,020	404,129
	Alimentation Couche-Tard, Inc.	57,848	3,054,897
	AltaGas Ltd.	81,960	1,891,450
	Altius Minerals Corp.	8,140	151,279
	Altus Group Ltd.	4,925	201,121
	Amerigo Resources Ltd.	65,100	74,356
#	Andlauer Healthcare Group, Inc.	5,883	184,827
#	Andrew Peller Ltd., Class A	10,400	30,699
	ARC Resources Ltd.	223,661	3,830,416
*	Aritzia, Inc.	39,144	1,882,661
*	Arizona Sonoran Copper Co., Inc.	9,300	10,622
	Atco Ltd., Class I	18,101	575,780
*	Athabasca Oil Corp.	210,700	704,580
	AtkinsRealis Group, Inc.	26,330	1,319,263
*	ATS Corp. (ATS CN)	9,128	246,893
	Aura Minerals, Inc.	2,500	32,666
#*	Aurora Cannabis, Inc. (ACB CN)	552	2,007
#*	Aurora Cannabis, Inc. (ACB US)	471	1,719
#*	AutoCanada, Inc.	9,101	124,302
	B2Gold Corp. (BTG US)	259,700	628,474
	B2Gold Corp. (BTO CN)	337,844	815,931
	Badger Infrastructure Solution	15,020	408,222
		Shares	Value»
CANADA — (Continued)
#*	Ballard Power Systems, Inc. (BLDP CN)	4,900	$6,709
#*	Ballard Power Systems, Inc. (BLDP US)	57,556	78,276
	Bank of Montreal (BMO US)	67,310	6,666,382
	Bank of Nova Scotia (BNS CN)	3,916	200,360
	Bank of Nova Scotia (BNS US)	73,748	3,773,685
	Barrick Gold Corp. (0R22 LI)	32,190	534,405
	Barrick Gold Corp. (ABX CN)	3,391	55,438
	Barrick Gold Corp. (GOLD US)	177,130	2,899,618
*	Bausch & Lomb Corp.	9,857	171,019
*	Bausch Health Cos., Inc. (BHC CN)	29,319	217,469
*	Bausch Health Cos., Inc. (BHC US)	22,174	164,753
	Baytex Energy Corp.	300,339	721,219
	BCE, Inc. (BCE CN)	152	3,610
	BCE, Inc. (BCE US)	6,824	162,343
#	Birchcliff Energy Ltd.	65,215	256,220
	Bird Construction, Inc.	24,145	393,079
	Black Diamond Group Ltd.	16,027	101,123
	BMTC Group, Inc.	1,900	16,917
*	Bombardier, Inc. (BBD/A CN), Class A	504	29,633
*	Bombardier, Inc. (BBD/B CN), Class B	17,938	1,049,729
*	Bonterra Energy Corp.	12,185	30,267
	Boralex, Inc., Class A	23,043	409,696
#	Boyd Group Services, Inc.	6,929	1,136,359
*	Bragg Gaming Group, Inc.	2,600	12,818
	Brookfield Corp. (BN US)	27,042	1,654,940
#	BRP, Inc. (DOO CN)	518	24,771
	BRP, Inc. (DOOO US)	6,204	296,613
*	CAE, Inc. (CAE CN)	5,583	131,647
#*	CAE, Inc. (CAE US)	37,762	891,183
*	Calfrac Well Services Ltd.	8,000	20,807
	Calian Group Ltd.	2,600	88,160

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cameco Corp. (CCJ US)	9,765	$482,782
	Canaccord Genuity Group, Inc.	32,951	223,097
	Canacol Energy Ltd.	8,897	23,323
#*	Canada Goose Holdings, Inc. (GOOS CN)	10,400	113,922
	Canadian Imperial Bank of Commerce (CM US)	73,320	4,620,626
	Canadian National Railway Co. (CNI US)	35,088	3,667,047
	Canadian National Railway Co. (CNR CN)	60	6,268
	Canadian Natural Resources Ltd. (CNQ CN)	568	17,255
	Canadian Natural Resources Ltd. (CNQ US)	216,116	6,559,121
	Canadian Pacific Kansas City Ltd. (CP US)	20,575	1,637,770
#	Canadian Tire Corp. Ltd., Class A	16,611	1,870,088
	Canadian Utilities Ltd., Class A	21,129	493,570
	Canadian Western Bank	39,024	1,554,140
*	Canfor Corp.	13,748	142,744
	Capital Power Corp.	31,386	1,149,319
#*	Capstone Copper Corp.	156,815	878,298
#	Cardinal Energy Ltd.	56,898	247,425
#	Cargojet, Inc.	1,100	90,128
	Cascades, Inc.	57,125	505,079
	CCL Industries, Inc., Class B	38,088	1,891,886
*	Celestica, Inc. (CLS CN)	21,675	2,675,987
*	Celestica, Inc. (CLS US)	21,881	2,701,647
	Cenovus Energy, Inc. (CVE CN)	103,904	1,502,778
	Cenovus Energy, Inc. (CVE US)	288,719	4,177,764
	Centerra Gold, Inc.	95,968	600,233
	CES Energy Solutions Corp.	98,206	581,796
	CGI, Inc. (GIB US)	14,481	1,706,151
	CGI, Inc. (GIBA CN)	12,368	1,458,017
	CI Financial Corp.	45,671	979,506
#*	Cineplex, Inc.	20,543	155,343
		Shares	Value»
CANADA — (Continued)
*	Cipher Pharmaceuticals, Inc.	4,757	$44,482
#	Cogeco Communications, Inc.	5,105	214,794
	Cogeco, Inc.	1,507	55,247
	Colliers International Group, Inc. (CIGI CN)	1,500	213,428
	Colliers International Group, Inc. (CIGI US)	5,870	835,594
	Computer Modelling Group Ltd.	29,984	213,118
	Constellation Software, Inc.	1,541	5,039,670
	Converge Technology Solutions Corp.	68,264	159,229
	Corby Spirit & Wine Ltd.	3,900	34,617
*	Cronos Group, Inc. (CRON CN)	7,100	13,337
#*	Cronos Group, Inc. (CRON US)	72,551	137,847
*	Culico Metals, Inc.	1,306	112
	Definity Financial Corp.	29,608	1,164,274
#*	Denison Mines Corp. (DML CN)	90,674	165,956
*	dentalcorp Holdings Ltd.	17,249	89,844
*	Descartes Systems Group, Inc. (DSGX US)	6,343	734,710
	Dexterra Group, Inc.	13,416	73,848
*	Docebo, Inc.	2,955	123,621
	Dollarama, Inc.	42,500	4,021,760
	Doman Building Materials Group Ltd.	35,512	193,278
*	Dorel Industries, Inc., Class B	11,212	40,039
	DREAM Unlimited Corp., Class A	13,700	207,949
	Dundee Precious Metals, Inc.	81,044	821,398
	Dye & Durham Ltd.	6,736	68,873
	Dynacor Group, Inc.	9,700	37,509
	E-L Financial Corp. Ltd.	400	385,523
*	Eldorado Gold Corp. (EGO US)	5,587	85,146
*	Eldorado Gold Corp. (ELD CN)	69,839	1,062,944
	Element Fleet Management Corp.	136,349	2,678,477

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Emera, Inc.	28,900	$1,098,055
	Empire Co. Ltd., Class A	50,247	1,477,660
#	Enbridge, Inc. (ENB CN)	31,909	1,379,887
	Enbridge, Inc. (ENB US)	61,722	2,668,859
	Endeavour Mining PLC	78,484	1,614,122
*	Endeavour Silver Corp. (EDR CN)	14,200	55,985
*	Endeavour Silver Corp. (EXK US)	11,677	46,124
	Enerflex Ltd. (EFX CN)	36,512	345,688
#*	Energy Fuels, Inc.	27,818	146,808
	Enghouse Systems Ltd.	14,122	268,088
*	Ensign Energy Services, Inc.	56,169	122,128
#	EQB, Inc.	11,580	863,391
#*	Equinox Gold Corp. (EQX CN)	31,847	192,175
#*	Equinox Gold Corp. (EQX US)	96,823	587,716
#*	ERO Copper Corp. (ERO CN)	15,478	207,247
*	ERO Copper Corp. (ERO US)	18,292	245,113
	Evertz Technologies Ltd.	10,300	92,132
#	Exchange Income Corp.	9,600	369,442
	Exco Technologies Ltd.	9,498	46,073
#	Extendicare, Inc.	25,174	179,276
	Fairfax Financial Holdings Ltd.	3,536	4,759,580
	Fiera Capital Corp.	31,773	171,616
	Finning International, Inc.	56,844	1,419,389
*	Firan Technology Group Corp.	6,200	35,195
	Firm Capital Mortgage Investment Corp.	15,144	123,269
	First Majestic Silver Corp. (AG US)	93,854	534,968
	First Majestic Silver Corp. (FR CN)	10,702	60,971
#	First National Financial Corp.	6,600	183,920
*	First Quantum Minerals Ltd.	142,846	1,787,848
	FirstService Corp. (FSV US)	6,756	1,228,714
	Foraco International SA	25,652	41,302
		Shares	Value»
CANADA — (Continued)
#	Fortis, Inc. (FTS CN)	26,021	$1,108,267
#	Fortis, Inc. (FTS US)	15,999	681,877
*	Fortuna Mining Corp. (FSM US)	55,338	280,564
*	Fortuna Mining Corp. (FVI CN)	83,472	422,716
	Franco-Nevada Corp. (FNV US)	7,320	995,227
	Freehold Royalties Ltd.	44,598	383,579
	Frontera Energy Corp.	5,051	28,394
*	Galiano Gold, Inc.	8,100	8,917
	Gamehost, Inc.	8,187	58,022
*	GDI Integrated Facility Services, Inc.	3,443	81,636
	Gear Energy Ltd.	22,923	8,044
	George Weston Ltd.	8,724	1,348,503
	GFL Environmental, Inc.	12,275	529,421
#	Gibson Energy, Inc.	67,933	1,146,122
	Gildan Activewear, Inc. (GIL CN)	389	20,061
	Gildan Activewear, Inc. (GIL US)	42,626	2,199,928
*	Global Atomic Corp.	46,400	18,836
	goeasy Ltd.	6,000	730,437
*	GoGold Resources, Inc.	57,700	61,140
*	GoldMoney, Inc.	1,120	6,573
	Great-West Lifeco, Inc.	36,571	1,182,421
	Guardian Capital Group Ltd., Class A	8,800	278,105
*	Haivision Systems, Inc.	5,828	20,251
	Hammond Power Solutions, Inc.	3,227	231,942
	Headwater Exploration, Inc.	99,207	456,665
*	Heroux-Devtek, Inc.	10,900	241,197
	High Liner Foods, Inc.	7,375	81,192
*	HLS Therapeutics, Inc.	2,000	5,532
	Hudbay Minerals, Inc. (HBM CN)	121,585	1,002,232
	Hudbay Minerals, Inc. (HBM US)	55,600	459,812
Ω	Hydro One Ltd.	28,071	873,410
#*	i-80 Gold Corp.	17,870	10,205
	iA Financial Corp., Inc.	36,578	3,377,805
*	IAMGOLD Corp. (IAG US)	12,000	74,880
*	IAMGOLD Corp. (IMG CN)	244,187	1,518,871

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	IGM Financial, Inc.	22,677	$727,580
*	Imperial Metals Corp.	21,384	29,280
	Imperial Oil Ltd. (IMO CN)	6,378	424,235
	Imperial Oil Ltd. (IMO US)	17,505	1,166,533
	Information Services Corp.	4,900	90,424
	Innergex Renewable Energy, Inc.	34,125	170,938
	InPlay Oil Corp.	4,700	5,465
	Intact Financial Corp.	11,349	2,015,856
*	Interfor Corp.	12,870	150,542
*	Ivanhoe Mines Ltd., Class A	15,341	164,773
Ω	Jamieson Wellness, Inc.	5,611	127,597
*	K92 Mining, Inc.	82,662	548,862
	K-Bro Linen, Inc.	2,800	71,129
*	Kelt Exploration Ltd.	65,964	312,266
	Keyera Corp.	66,289	1,881,005
*	Kinaxis, Inc.	138	15,888
	Kinross Gold Corp. (K CN)	445,385	5,016,653
	Kinross Gold Corp. (KGC US)	188,400	2,125,152
*	Knight Therapeutics, Inc.	25,978	99,025
*	Kolibri Global Energy, Inc.	2,900	21,750
#	KP Tissue, Inc.	2,889	15,883
	Labrador Iron Ore Royalty Corp.	22,388	469,989
#*	Largo, Inc. (LGO CN)	4,970	8,618
	Lassonde Industries, Inc., Class A	1,012	126,783
	Laurentian Bank of Canada	11,572	222,944
	Leon's Furniture Ltd.	10,815	193,328
#*	Lightspeed Commerce, Inc. (LSPD US)	39,616	571,659
	Linamar Corp.	17,860	694,812
	Loblaw Cos. Ltd.	11,809	1,478,654
*	Lucara Diamond Corp.	157,133	38,922
	Lundin Gold, Inc.	41,117	1,018,483
	Lundin Mining Corp.	237,601	1,876,808
	Magellan Aerospace Corp.	7,228	47,993
	Magna International, Inc. (MG CN)	5,037	199,699
#	Magna International, Inc. (MGA US)	75,692	3,002,702
	Mainstreet Equity Corp.	1,200	169,842
		Shares	Value»
CANADA — (Continued)
*	Major Drilling Group International, Inc.	36,771	$212,780
	Manulife Financial Corp. (MFC CN)	20,608	616,248
	Manulife Financial Corp. (MFC US)	65,433	1,957,101
	Maple Leaf Foods, Inc.	17,309	254,392
	Martinrea International, Inc.	16,685	100,912
*	Mattr Corp.	18,364	147,584
*	MDA Space Ltd.	27,244	432,275
	Medical Facilities Corp.	10,522	119,095
	MEG Energy Corp.	119,337	1,956,721
	Melcor Developments Ltd.	4,200	36,904
	Methanex Corp. (MEOH US)	26,253	1,370,407
	Methanex Corp. (MX CN)	800	41,719
	Metro, Inc.	29,325	1,832,308
	Morguard Corp.	800	61,634
	MTY Food Group, Inc.	6,270	217,730
#	Mullen Group Ltd.	29,813	305,648
#	National Bank of Canada	74,372	6,600,780
	Neo Performance Materials, Inc.	5,700	33,023
*	New Gold, Inc. (NGD CN)	225,884	682,307
*	New Gold, Inc. (NGD US)	72,500	218,950
*	NFI Group, Inc.	9,211	76,180
	North American Construction Group Ltd. (NOA CN)	5,210	98,941
	North West Co., Inc.	19,336	617,858
	Northland Power, Inc.	98,009	1,147,097
	Nutrien Ltd. (NTR CN)	29,041	1,498,858
#	Nutrien Ltd. (NTR US)	50,203	2,591,967
*	NuVista Energy Ltd.	68,411	612,397
*	Obsidian Energy Ltd. (OBE US)	27,221	140,460
	OceanaGold Corp.	320,074	955,806
	Onex Corp.	26,115	2,002,986
#	Open Text Corp. (OTEX US)	59,166	1,741,847
*	Orezone Gold Corp.	26,000	13,059
*	Organigram Holdings, Inc. (OGI CN)	2,775	4,201
*	Organigram Holdings, Inc. (OGI US)	2,676	4,013

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Orla Mining Ltd. (ORLA US)	11,449	$70,640
	Osisko Gold Royalties Ltd. (OR CN)	22,146	409,595
	Osisko Gold Royalties Ltd. (OR US)	12,357	228,852
*	Paladin Energy Ltd.	13,632	74,100
	Pan American Silver Corp. (PAAS CN)	87,196	2,022,493
	Pan American Silver Corp. (PAAS US)	591	13,717
	Paramount Resources Ltd., Class A	32,032	634,309
	Parex Resources, Inc.	34,096	324,925
	Parkland Corp.	45,697	1,017,166
	Pason Systems, Inc.	28,102	255,235
	Pembina Pipeline Corp. (PBA US)	32,152	1,161,009
#	Pembina Pipeline Corp. (PPL CN)	1,809	65,292
*	Perpetua Resources Corp.	5,688	67,118
	Pet Valu Holdings Ltd.	3,906	68,533
#	Peyto Exploration & Development Corp.	65,658	708,827
	PHX Energy Services Corp.	16,900	106,515
#	Pine Cliff Energy Ltd.	37,500	22,706
	Pizza Pizza Royalty Corp.	8,700	77,820
	Polaris Renewable Energy, Inc.	8,314	73,452
	Pollard Banknote Ltd.	4,583	89,304
	PrairieSky Royalty Ltd.	32,986	614,168
*	Precision Drilling Corp. (PD CN)	4,909	286,258
#	Premium Brands Holdings Corp.	12,330	666,746
	Primo Brands Corp.	51,943	1,681,395
#	Propel Holdings, Inc.	8,500	225,403
*	Quarterhill, Inc.	41,182	47,038
	Quebecor, Inc., Class B	63,577	1,411,218
	RB Global, Inc. (RBA CN)	2,500	223,535
	RB Global, Inc. (RBA US)	13,472	1,205,475
*	Real Matters, Inc.	3,718	15,452
	Restaurant Brands International, Inc. (QSR CN)	11,748	722,332
#	Restaurant Brands International, Inc. (QSR US)	13,746	845,929
		Shares	Value»
CANADA — (Continued)
	Richelieu Hardware Ltd.	19,200	$542,702
#	Rogers Communications, Inc. (RCI US), Class B	11,318	311,019
	Rogers Communications, Inc. (RCIB CN), Class B	47,065	1,292,761
	Rogers Sugar, Inc.	41,478	164,103
	Royal Bank of Canada (RY CN)	72,395	8,825,779
	Royal Bank of Canada (RY US)	63,446	7,735,971
	Russel Metals, Inc.	23,480	657,055
	Sandstorm Gold Ltd. (SAND US)	120,390	704,281
*	Sangoma Technologies Corp.	3,800	26,774
	Saputo, Inc.	54,712	909,137
*	Saturn Oil & Gas, Inc.	13,800	20,035
	Savaria Corp.	11,749	152,062
*	Seabridge Gold, Inc. (SA US)	10,332	127,187
*	Seabridge Gold, Inc. (SEA CN)	4,791	58,909
	Secure Waste Infrastructure Corp.	95,708	989,118
*	Shopify, Inc. (SHOP US), Class A	11,068	1,292,742
	Sienna Senior Living, Inc.	19,430	208,959
*	SilverCrest Metals, Inc. (SIL CN)	4,100	42,965
*	SilverCrest Metals, Inc. (SILV US)	60,322	633,381
*	SNDL, Inc.	5,618	9,775
*	Source Energy Services Ltd.	6,300	58,737
	South Bow Corp.	28,479	680,722
*	Spartan Delta Corp.	23,057	60,286
Ω	Spin Master Corp.	7,902	167,299
	Sprott, Inc. (SII CN)	1,989	86,370
	Sprott, Inc. (SII US)	1,410	61,434
*	SSR Mining, Inc. (SSRM CN)	64,155	513,823
	Stantec, Inc. (STN CN)	8,643	668,853
	Stantec, Inc. (STN US)	11,241	870,391
	Stella-Jones, Inc.	16,113	777,517
*Ω	STEP Energy Services Ltd.	10,300	31,396
	StorageVault Canada, Inc.	48,103	120,808

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Strathcona Resources Ltd.	251	$4,829
	Sun Life Financial, Inc. (SLF CN)	14,276	823,251
	Sun Life Financial, Inc. (SLF US)	28,725	1,655,996
	Suncor Energy, Inc. (SU CN)	29,216	1,096,184
	Suncor Energy, Inc. (SU US)	185,778	6,977,822
	Superior Plus Corp.	79,838	330,701
#	Surge Energy, Inc.	27,588	102,886
	Sylogist Ltd.	6,800	49,502
	Tamarack Valley Energy Ltd.	204,931	621,836
*	Taseko Mines Ltd. (TKO CN)	90,127	168,056
	TC Energy Corp. (TRP CN)	11,934	537,763
	TC Energy Corp. (TRP US)	130,467	5,877,538
	Teck Resources Ltd. (TECK US), Class B	76,842	3,141,301
	Teck Resources Ltd. (TECKB CN), Class B	6,161	251,680
	TELUS Corp.	14,671	212,794
*	Tenaz Energy Corp.	10,400	99,395
	TerraVest Industries, Inc.	6,094	557,930
	TFI International, Inc. (TFII CN)	9,234	1,216,968
#	TFI International, Inc. (TFII US)	3,825	504,173
	Thomson Reuters Corp. (TRI US)	6,520	1,096,990
	Timbercreek Financial Corp.	34,144	162,574
	TMX Group Ltd.	29,375	909,132
	Topaz Energy Corp.	32,754	564,549
*	Torex Gold Resources, Inc.	38,727	821,518
	Toromont Industries Ltd.	20,873	1,664,411
	Toronto-Dominion Bank (TD CN)	61,385	3,501,861
#	Toronto-Dominion Bank (TD US)	89,326	5,097,835
	Total Energy Services, Inc.	12,798	98,450
#*	Touchstone Exploration, Inc.	17,050	4,986
	Tourmaline Oil Corp.	95,049	4,330,137
	TransAlta Corp.	3,700	42,476
	TransAlta Corp.	57,990	666,744
		Shares	Value»
CANADA — (Continued)
	Transcontinental, Inc., Class A	26,281	$330,558
#	Trican Well Service Ltd.	112,926	358,976
	Triple Flag Precious Metals Corp. (TFPM CN)	900	14,392
	Triple Flag Precious Metals Corp. (TFPM US)	16,149	258,876
*	Trisura Group Ltd. (TRRSF US)	242	5,550
*	Trisura Group Ltd. (TSU CN)	7,331	167,107
*	Valeura Energy, Inc.	4,500	21,860
	Vecima Networks, Inc.	3,700	35,387
	Veren, Inc. (VRN CN)	132,111	665,395
	Veren, Inc. (VRN US)	82,900	416,987
	Vermilion Energy, Inc. (VET CN)	39,174	360,917
	Vermilion Energy, Inc. (VET US)	17,207	158,649
	VersaBank (VBNK CN)	2,000	27,371
	VersaBank (VBNK US)	2,582	35,735
*	VerticalScope Holdings, Inc.	3,500	29,573
*	Vitalhub Corp.	8,887	69,709
	Wajax Corp.	9,255	132,455
*	Wall Financial Corp.	200	1,876
	Waste Connections, Inc. (WCN CN)	2,961	544,119
	Waste Connections, Inc. (WCN US)	7,735	1,421,401
*	Well Health Technologies Corp.	96,193	392,489
*	Wesdome Gold Mines Ltd.	54,057	534,117
	West Fraser Timber Co. Ltd. (WFG CN)	8,795	762,554
#	West Fraser Timber Co. Ltd. (WFG US)	7,824	678,960
*	Western Forest Products, Inc.	46,559	12,814
	Westshore Terminals Investment Corp.	12,032	193,558
	Wheaton Precious Metals Corp. (WPM US)	16,499	1,030,693
	Whitecap Resources, Inc.	234,696	1,545,420
	Winpak Ltd.	10,327	307,248
	WSP Global, Inc.	12,651	2,146,844
*	Yangarra Resources Ltd.	39,182	27,769

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Yellow Pages Ltd.	3,896	$30,399
TOTAL CANADA			306,350,550
CHILE — (0.1%)
	Aguas Andinas SA, Class A	586,322	187,298
	Banco de Chile (BCH US), ADR	8,233	203,680
	Banco de Chile (CHILE CI)	1,442,844	178,620
	Banco de Credito e Inversiones SA	8,540	260,923
	Banco Santander Chile (BSAC US), ADR	600	12,246
	Banco Santander Chile (BSAN CI)	2,316,770	119,519
	Besalco SA	135,131	85,490
*	CAP SA	23,985	132,983
	Cencosud SA	225,960	575,705
	Cencosud Shopping SA	77,297	129,277
	Cia Cervecerias Unidas SA (CCU CI)	18,409	112,122
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	5,319	64,573
	Cia Sud Americana de Vapores SA	3,100,716	172,854
	Colbun SA	1,077,596	145,025
	Embotelladora Andina SA, ADR, Class B	5,464	106,548
	Empresa Nacional de Telecomunicaciones SA	44,854	141,629
	Empresas CMPC SA	152,916	260,905
	Empresas Copec SA	42,918	286,764
	Enel Americas SA (ENELAM CI)	702,655	63,216
	Enel Chile SA (ENELCHIL CI)	3,623,712	215,202
	Enel Chile SA (ENIC US), ADR	24,310	73,902
*	Engie Energia Chile SA	123,540	123,384
	Falabella SA	29,246	110,759
	Forus SA	13,373	24,542
	Grupo Security SA	527,307	144,948
	Inversiones Aguas Metropolitanas SA	153,911	119,710
	Inversiones La Construccion SA	10,623	94,565
	Latam Airlines Group SA	13,714,446	207,574
		Shares	Value»
CHILE — (Continued)
	Multiexport Foods SA	25,298	$6,006
	Parque Arauco SA	131,716	226,143
	PAZ Corp. SA	29,524	15,317
	Plaza SA	56,571	101,330
*	Ripley Corp. SA	346,906	100,984
	Salfacorp SA	193,901	117,468
	Sigdo Koppers SA	12,552	14,076
	SMU SA	921,859	167,191
	Sociedad Matriz SAAM SA	1,592,635	173,982
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,998	395,321
	SONDA SA	190,611	73,502
	Vina Concha y Toro SA	114,274	130,655
TOTAL CHILE			5,875,938
CHINA — (7.7%)
	360 Security Technology, Inc., Class A	23,200	35,382
	361 Degrees International Ltd.	364,000	195,501
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	45,300	93,334
Ω	3SBio, Inc.	643,500	496,586
*	5I5J Holding Group Co. Ltd., Class A	67,400	28,372
	AAC Technologies Holdings, Inc.	231,000	1,203,608
*	ADAMA Ltd., Class A	18,100	14,134
*	Addsino Co. Ltd., Class A	21,000	19,905
	Advanced Technology & Materials Co. Ltd., Class A	24,500	38,982
	AECC Aero-Engine Control Co. Ltd., Class A	6,900	18,704
	AECC Aviation Power Co. Ltd., Class A	4,100	21,159
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	24,003
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	11,900	27,796
#*	Agile Group Holdings Ltd.	518,000	41,611
*	Agora, Inc., ADR	25,710	143,719

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Agricultural Bank of China Ltd., Class H	1,878,000	$1,034,333
	Aier Eye Hospital Group Co. Ltd., Class A	48,927	83,451
*Ω	AInnovation Technology Group Co. Ltd.	40,500	30,384
#*	Air China Ltd., Class H	442,000	271,391
	Aisino Corp., Class A	25,500	30,015
*	AIX, Inc., Sponsored ADR	17,180	6,492
	Ajisen China Holdings Ltd.	255,000	27,562
Ω	AK Medical Holdings Ltd.	130,000	75,331
*Ω	Akeso, Inc.	113,000	884,351
	Alibaba Group Holding Ltd. (9988 HK)	1,117,600	13,709,018
#*	Alibaba Pictures Group Ltd.	4,080,000	278,923
#Ω	A-Living Smart City Services Co. Ltd.	281,000	97,957
	Allmed Medical Products Co. Ltd., Class A	16,300	21,539
#*Ω	Alphamab Oncology	62,000	25,833
	Aluminum Corp. of China Ltd., Class H	1,384,000	890,824
*	Amlogic Shanghai Co. Ltd., Class A	2,403	27,953
	Amoy Diagnostics Co. Ltd., Class A	13,520	38,895
	An Hui Wenergy Co. Ltd., Class A	26,300	26,085
	Andon Health Co. Ltd., Class A	5,000	27,360
*	ANE Cayman, Inc.	229,000	211,633
*	Angang Steel Co. Ltd., Class H	484,800	94,430
	Angel Yeast Co. Ltd., Class A	8,472	40,477
Ω	Angelalign Technology, Inc.	1,800	12,677
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,345	23,534
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	39,492
	Anhui Conch Cement Co. Ltd., Class H	302,000	814,159
		Shares	Value»
CHINA — (Continued)
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	$39,224
	Anhui Expressway Co. Ltd., Class H	114,000	155,152
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	44,641
	Anhui Gujing Distillery Co. Ltd., Class A	2,900	66,669
	Anhui Heli Co. Ltd., Class A	19,700	48,270
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	37,208
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	23,240	53,261
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	11,506
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	42,530
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	46,002
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	48,061
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	17,907
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	14,434
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	40,089
	Anhui Xinhua Media Co. Ltd., Class A	42,300	39,645
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	54,081
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,200	40,763
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	37,100	72,078
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,199	44,464

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anjoy Foods Group Co. Ltd., Class A	5,100	$53,177
	Anker Innovations Technology Co. Ltd., Class A	5,200	78,103
	ANTA Sports Products Ltd.	202,400	2,153,381
	Anton Oilfield Services Group	980,000	85,352
	Aoshikang Technology Co. Ltd., Class A	9,200	31,005
	Aotecar New Energy Technology Co. Ltd., Class A	74,400	30,527
*	Aowei Holdings Ltd.	114,000	17,479
	Apeloa Pharmaceutical Co. Ltd., Class A	15,500	32,437
	ApicHope Pharmaceutical Group Co. Ltd.	6,168	13,513
	Appotronics Corp. Ltd., Class A	10,613	20,867
	APT Medical, Inc., Class A	454	23,704
	APT Satellite Holdings Ltd.	134,750	37,547
	Arctech Solar Holding Co. Ltd., Class A	2,176	17,912
*Ω	Arrail Group Ltd.	52,500	17,070
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	9,200	26,021
	Asia Cement China Holdings Corp.	200,500	59,932
Ω	AsiaInfo Technologies Ltd.	111,200	81,373
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	22,200	23,431
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,920	30,071
*	AustAsia Group Ltd.	57,980	8,148
	Autel Intelligent Technology Corp. Ltd., Class A	12,180	65,644
	Autobio Diagnostics Co. Ltd., Class A	6,700	37,083
	Avary Holding Shenzhen Co. Ltd., Class A	15,900	89,080
		Shares	Value»
CHINA — (Continued)
	AVIC Industry-Finance Holdings Co. Ltd., Class A	83,200	$39,293
	AviChina Industry & Technology Co. Ltd., Class H	988,000	460,902
	Avicopter PLC, Class A	3,800	18,933
	Bafang Electric Suzhou Co. Ltd., Class A	6,300	19,893
Ω	BAIC Motor Corp. Ltd., Class H	605,000	170,558
*	Baidu, Inc. (9888 HK), Class A	219,250	2,478,946
#*	Baidu, Inc. (BIDU US), Sponsored ADR	9,990	905,094
*Ω	Bairong, Inc.	89,500	95,174
	Baiyin Nonferrous Group Co. Ltd., Class A	127,300	49,164
	Bank of Beijing Co. Ltd., Class A	130,000	107,350
	Bank of Changsha Co. Ltd., Class A	81,600	103,891
	Bank of Chengdu Co. Ltd., Class A	79,300	188,077
	Bank of China Ltd., Class H	5,292,000	2,737,698
	Bank of Chongqing Co. Ltd., Class H	268,500	206,308
	Bank of Communications Co. Ltd., Class H	653,000	528,252
	Bank of Guiyang Co. Ltd., Class A	63,400	51,678
	Bank of Hangzhou Co. Ltd., Class A	78,200	159,285
	Bank of Jiangsu Co. Ltd., Class A	192,400	263,493
	Bank of Nanjing Co. Ltd., Class A	100,600	148,164
	Bank of Ningbo Co. Ltd., Class A	74,470	271,287
Ω	Bank of Qingdao Co. Ltd., Class H	112,500	44,226
	Bank of Shanghai Co. Ltd., Class A	89,793	115,110
	Bank of Suzhou Co. Ltd., Class A	54,474	59,593
	Bank of Xi'an Co. Ltd., Class A	61,200	29,659
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	361,966	46,614

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Baoji Titanium Industry Co. Ltd., Class A	10,300	$41,392
	Baoshan Iron & Steel Co. Ltd., Class A	164,400	158,797
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	24,062
	Baowu Magnesium Technology Co. Ltd., Class A	13,160	20,582
	Baoxiniao Holding Co. Ltd., Class A	26,100	14,939
*	Baoye Group Co. Ltd., Class H	78,000	42,968
*	Baozun, Inc. (9991 HK), Class A	21,700	22,572
*	Baozun, Inc. (BZUN US), Sponsored ADR	10,967	35,423
	BBMG Corp., Class H	767,000	71,078
*	Be Friends Holding Ltd.	116,000	13,118
	Bear Electric Appliance Co. Ltd., Class A	5,300	30,960
	Befar Group Co. Ltd., Class A	48,200	25,879
	Beibuwan Port Co. Ltd., Class A	41,700	49,399
*	BeiGene Ltd. (6160 HK)	14,800	256,992
	Beijing BDStar Navigation Co. Ltd., Class A	6,400	21,822
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	17,978
*	Beijing Capital Development Co. Ltd., Class A	68,727	22,325
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	72,898
*	Beijing Capital International Airport Co. Ltd., Class H	646,000	235,840
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	26,250	28,956
*	Beijing Cuiwei Tower Co. Ltd., Class A	25,900	27,193
		Shares	Value»
CHINA — (Continued)
	Beijing Dabeinong Technology Group Co. Ltd., Class A	43,900	$24,896
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	23,161
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	35,214
	Beijing Energy International Holding Co. Ltd.	196,000	25,407
	Beijing Enlight Media Co. Ltd., Class A	21,398	28,155
	Beijing Enterprises Holdings Ltd.	181,000	621,665
	Beijing Enterprises Water Group Ltd.	1,378,000	382,493
	Beijing Gehua CATV Network Co. Ltd., Class A	48,800	48,206
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	60,568	42,994
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	24,805
	Beijing Haohua Energy Resource Co. Ltd., Class A	15,700	17,116
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	19,689
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	59,363
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	77,205
	Beijing Jingyuntong Technology Co. Ltd., Class A	77,600	27,911
	Beijing Kingsoft Office Software, Inc., Class A	641	28,004
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	14,367
	Beijing New Building Materials PLC, Class A	17,175	74,203
	Beijing North Star Co. Ltd., Class H	286,000	26,550

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	$39,848
	Beijing Originwater Technology Co. Ltd., Class A	57,219	36,483
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	17,400
	Beijing Relpow Technology Co. Ltd., Class A	15,800	21,839
	Beijing Roborock Technology Co. Ltd., Class A	1,365	43,237
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	25,042
	Beijing Sanyuan Foods Co. Ltd., Class A	62,200	35,182
	Beijing Shougang Co. Ltd., Class A	79,700	33,219
*	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	27,835
	Beijing Sifang Automation Co. Ltd., Class A	9,100	20,462
	Beijing Sinnet Technology Co. Ltd., Class A	23,200	44,528
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	23,258
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	12,209
	Beijing Strong Biotechnologies, Inc., Class A	13,300	24,244
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	17,508
	Beijing Tiantan Biological Products Corp. Ltd., Class A	3,360	9,671
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	83,000	88,804
	Beijing Tong Ren Tang Co. Ltd., Class A	7,000	35,701
		Shares	Value»
CHINA — (Continued)
	Beijing Ultrapower Software Co. Ltd., Class A	36,500	$63,157
	Beijing United Information Technology Co. Ltd., Class A	18,809	67,464
	Beijing Wandong Medical Technology Co. Ltd., Class A	12,800	25,470
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	15,916
	Beijing WKW Automotive Parts Co. Ltd., Class A	40,800	20,639
	Beijing Yanjing Brewery Co. Ltd., Class A	42,400	66,328
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,600	22,222
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	27,606
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	202,800	159,827
*	Beiqi Foton Motor Co. Ltd., Class A	136,600	44,155
*	Bengang Steel Plates Co. Ltd., Class A	59,800	27,447
	Best Pacific International Holdings Ltd.	34,000	12,994
	Bestore Co. Ltd., Class A	11,700	24,281
*	Bestway Marine & Energy Technology Co. Ltd., Class A	40,600	25,045
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,280	33,332
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	26,651
	BGI Genomics Co. Ltd., Class A	5,900	31,684
	Biem.L.Fdlkk Garment Co. Ltd., Class A	19,300	50,713
	Binjiang Service Group Co. Ltd.	34,000	84,143
	Black Peony Group Co. Ltd., Class A	20,300	13,016

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	2,780	$18,589
#Ω	Blue Moon Group Holdings Ltd.	175,000	76,273
*	Blue Sail Medical Co. Ltd., Class A	35,300	23,190
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	20,600	25,858
	Bluestar Adisseo Co., Class A	14,700	23,792
Ω	BOC Aviation Ltd.	83,000	625,660
	BOC International China Co. Ltd., Class A	28,400	40,913
*	BOE HC SemiTek Corp.	70,100	67,761
	BOE Technology Group Co. Ltd., Class A	447,600	275,455
	BOE Varitronix Ltd.	128,000	119,108
*	Bohai Leasing Co. Ltd., Class A	144,400	71,085
	Bosideng International Holdings Ltd.	1,528,000	739,649
	Boyaa Interactive International Ltd.	45,000	29,121
	Bright Dairy & Food Co. Ltd., Class A	39,100	44,001
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	15,549
	Brilliance China Automotive Holdings Ltd.	1,032,000	505,019
	Bros Eastern Co. Ltd., Class A	26,700	19,302
	B-Soft Co. Ltd., Class A	67,555	37,966
	BTG Hotels Group Co. Ltd., Class A	33,900	62,522
	BYD Co. Ltd., Class H	67,500	2,371,973
	BYD Electronic International Co. Ltd.	210,000	1,146,683
	By-health Co. Ltd., Class A	16,000	24,856
*	C C Land Holdings Ltd.	665,499	98,241
		Shares	Value»
CHINA — (Continued)
	C&D International Investment Group Ltd.	163,789	$269,076
	C&D Property Management Group Co. Ltd.	76,000	24,985
	C&S Paper Co. Ltd., Class A	29,600	27,061
	Caitong Securities Co. Ltd., Class A	46,670	49,200
*Ω	CALB Group Co. Ltd.	19,100	34,600
	Camel Group Co. Ltd., Class A	41,308	46,802
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	67,400	31,736
	Canmax Technologies Co. Ltd., Class A	10,050	30,262
	Canny Elevator Co. Ltd., Class A	15,300	14,281
	Canvest Environmental Protection Group Co. Ltd.	166,000	101,098
	Castech, Inc., Class A	8,250	37,854
	Cathay Biotech, Inc., Class A	4,185	25,520
	CCCC Design & Consulting Group Co. Ltd., Class A	23,800	27,978
	CCS Supply Chain Management Co. Ltd., Class A	35,100	19,492
	CECEP Solar Energy Co. Ltd., Class A	68,300	41,583
	CECEP Wind-Power Corp., Class A	164,120	68,152
	Central China Land Media Co. Ltd., Class A	25,200	39,347
	Central China Securities Co. Ltd., Class H	257,000	52,128
	CETC Cyberspace Security Technology Co. Ltd., Class A	12,200	26,852
	CETC Digital Technology Co. Ltd., Class A	13,780	43,146
#	CGN New Energy Holdings Co. Ltd.	866,000	249,602
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	21,557

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	CGN Power Co. Ltd., Class H	895,000	$289,658
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	17,411
	Changchun High-Tech Industry Group Co. Ltd., Class A	4,700	60,420
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	64,200	26,025
	Changjiang Publishing & Media Co. Ltd., Class A	24,900	31,052
	Changjiang Securities Co. Ltd., Class A	53,700	47,269
*	ChangYuan Technology Group Ltd., Class A	28,700	19,318
	Changzheng Engineering Technology Co. Ltd., Class A	8,600	19,038
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	19,064
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,400	43,593
	Chaoju Eye Care Holdings Ltd.	54,500	21,243
	Chaowei Power Holdings Ltd.	249,000	45,795
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	31,354
Ω	Cheerwin Group Ltd.	84,000	19,540
*	Chen Lin Education Group Holdings Ltd.	34,000	6,050
	Cheng De Lolo Co. Ltd., Class A	17,700	21,450
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	8,085
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	30,875
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	23,872
		Shares	Value»
CHINA — (Continued)
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	$21,069
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	28,617
	Chengdu Kanghua Biological Products Co. Ltd., Class A	4,850	34,382
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	19,266
	Chengdu Wintrue Holding Co. Ltd., Class A	42,400	46,101
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	33,778
	Chenguang Biotech Group Co. Ltd., Class A	14,900	17,170
	Chengxin Lithium Group Co. Ltd., Class A	22,700	39,947
	Chengzhi Co. Ltd., Class A	20,300	20,714
	Chervon Holdings Ltd.	28,800	70,932
	Chifeng Jilong Gold Mining Co. Ltd., Class A	13,200	33,006
*	China Aerospace International Holdings Ltd.	690,000	33,608
	China Aircraft Leasing Group Holdings Ltd.	85,000	36,212
	China Animal Husbandry Industry Co. Ltd., Class A	31,700	28,127
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,300	37,939
	China Baoan Group Co. Ltd., Class A	17,600	20,174
	China BlueChemical Ltd., Class H	596,000	167,139
#*Ω	China Bohai Bank Co. Ltd., Class H	425,000	51,353
*	China Boton Group Co. Ltd.	118,000	23,733
	China CAMC Engineering Co. Ltd., Class A	30,400	32,426

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Chunlai Education Group Co. Ltd.	44,000	$23,901
#	China Cinda Asset Management Co. Ltd., Class H	3,556,000	542,636
	China CITIC Bank Corp. Ltd., Class H	1,222,000	872,837
#	China Coal Energy Co. Ltd., Class H	626,000	719,546
	China Coal Xinji Energy Co. Ltd., Class A	48,400	47,341
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
	China Communications Services Corp. Ltd., Class H	962,000	547,355
	China Conch Environment Protection Holdings Ltd.	434,000	38,532
	China Conch Venture Holdings Ltd.	500,500	405,101
	China Construction Bank Corp., Class H	8,744,000	7,115,125
	China CSSC Holdings Ltd., Class A	4,300	19,917
	China CYTS Tours Holding Co. Ltd., Class A	20,900	28,960
#	China Datang Corp. Renewable Power Co. Ltd., Class H	608,000	165,812
	China Design Group Co. Ltd., Class A	19,400	23,886
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	718,000	104,612
	China Dongxiang Group Co. Ltd.	1,100,000	46,636
Ω	China East Education Holdings Ltd.	244,500	81,462
#*	China Eastern Airlines Corp. Ltd., Class H	388,000	124,734
#	China Education Group Holdings Ltd.	469,741	207,812
	China Electronics Huada Technology Co. Ltd.	276,000	45,651
		Shares	Value»
CHINA — (Continued)
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	$25,331
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	326,000	39,867
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	439,823	136,567
	China Everbright Bank Co. Ltd., Class H	406,000	158,727
	China Everbright Environment Group Ltd.	827,111	361,765
	China Everbright Ltd.	318,000	199,908
	China Everbright Water Ltd.	52,712	9,291
*	China Express Airlines Co. Ltd., Class A	18,000	17,736
Ω	China Feihe Ltd.	1,314,000	904,446
	China Film Co. Ltd., Class A	18,541	29,648
*	China First Heavy Industries Co. Ltd., Class A	56,700	20,564
	China Foods Ltd.	374,000	128,541
	China Galaxy Securities Co. Ltd., Class H	729,500	664,528
	China Gas Holdings Ltd.	983,800	815,543
*	China Glass Holdings Ltd.	312,000	15,254
#*	China Gold International Resources Corp. Ltd. (2099 HK)	17,900	102,116
*	China Gold International Resources Corp. Ltd. (CGG CN)	94,140	540,219
	China Great Wall Securities Co. Ltd., Class A	49,600	53,065
*	China Greatwall Technology Group Co. Ltd., Class A	28,100	50,496
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	37,869

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Hainan Rubber Industry Group Co. Ltd., Class A	36,100	$25,798
	China Hanking Holdings Ltd.	274,000	29,184
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	31,526
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	18,092
	China Hongqiao Group Ltd.	965,000	1,622,281
#††	China Huiyuan Juice Group Ltd.	269,535	12,128
Ω	China International Capital Corp. Ltd., Class H	246,000	409,523
	China International Marine Containers Group Co. Ltd., Class H	364,100	255,962
	China Isotope & Radiation Corp.	7,600	10,225
	China Jinmao Holdings Group Ltd.	2,083,485	244,421
	China Kepei Education Group Ltd.	178,000	33,295
	China Kings Resources Group Co. Ltd., Class A	13,926	48,708
	China Leadshine Technology Co. Ltd., Class A	8,300	39,292
	China Lesso Group Holdings Ltd.	459,000	200,040
	China Life Insurance Co. Ltd., Class H	308,000	571,769
	China Lilang Ltd.	179,000	92,005
*Ω	China Literature Ltd.	95,800	322,581
	China Longyuan Power Group Corp. Ltd., Class H	446,000	328,844
	China Medical System Holdings Ltd.	395,000	356,526
	China Meheco Group Co. Ltd., Class A	20,340	29,697
#	China Meidong Auto Holdings Ltd.	278,000	79,556
	China Mengniu Dairy Co. Ltd.	999,000	2,002,592
		Shares	Value»
CHINA — (Continued)
	China Merchants Bank Co. Ltd., Class H	593,500	$3,264,298
	China Merchants Energy Shipping Co. Ltd., Class A	134,520	128,570
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	11,700	20,704
	China Merchants Port Holdings Co. Ltd.	461,993	785,608
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	31,235
#Ω	China Merchants Securities Co. Ltd., Class H	66,220	121,833
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	49,400	66,746
	China Minsheng Banking Corp. Ltd., Class H	744,900	355,381
#	China Modern Dairy Holdings Ltd.	1,249,000	146,024
	China National Accord Medicines Corp. Ltd., Class A	13,130	46,532
#	China National Building Material Co. Ltd., Class H	1,600,350	765,416
	China National Chemical Engineering Co. Ltd., Class A	55,700	57,265
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,300	43,912
	China National Medicines Corp. Ltd., Class A	10,000	44,507
	China National Nuclear Power Co. Ltd., Class A	285,772	384,459
#Ω	China New Higher Education Group Ltd.	277,000	40,537

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	$39,701
	China Nonferrous Mining Corp. Ltd.	496,000	327,032
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	8,900	25,815
*	China Oil & Gas Group Ltd.	1,408,000	29,377
	China Oilfield Services Ltd., Class H	552,000	494,120
	China Oriental Group Co. Ltd.	452,000	65,765
	China Overseas Grand Oceans Group Ltd.	683,283	153,159
	China Overseas Land & Investment Ltd.	614,500	979,399
	China Overseas Property Holdings Ltd.	560,000	346,299
	China Pacific Insurance Group Co. Ltd., Class H	310,200	924,018
	China Petroleum & Chemical Corp., Class H	3,526,000	1,928,389
	China Petroleum Engineering Corp., Class A	42,600	20,261
	China Power International Development Ltd.	1,176,999	439,278
*††	China Properties Investment Holdings Ltd.	81,000	0
	China Publishing & Media Co. Ltd., Class A	24,900	23,938
	China Railway Group Ltd., Class H	569,000	275,558
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	37,347
	China Railway Materials Co. Ltd., Class A	100,200	35,051
Ω	China Railway Signal & Communication Corp. Ltd., Class H	359,000	145,139
		Shares	Value»
CHINA — (Continued)
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	$29,323
*	China Rare Earth Holdings Ltd.	768,399	36,708
	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	11,042
	China Reinsurance Group Corp., Class H	1,934,000	201,901
	China Resources Beer Holdings Co. Ltd.	519,307	1,574,408
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	1,500	6,001
	China Resources Building Materials Technology Holdings Ltd.	884,000	171,214
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	64,646
	China Resources Gas Group Ltd.	319,100	1,084,728
	China Resources Land Ltd.	599,500	1,824,876
	China Resources Medical Holdings Co. Ltd.	337,000	162,194
Ω	China Resources Mixc Lifestyle Services Ltd.	208,800	790,625
Ω	China Resources Pharmaceutical Group Ltd.	653,000	439,350
	China Resources Power Holdings Co. Ltd.	312,690	695,436
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,784	65,818
#	China Risun Group Ltd.	483,000	168,765
#*	China Ruyi Holdings Ltd.	1,108,000	354,344
*	China Sanjiang Fine Chemicals Co. Ltd.	207,000	50,692
*	China Shanshui Cement Group Ltd.	204,000	13,438

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China Shengmu Organic Milk Ltd.	1,189,000	$27,259
	China Shenhua Energy Co. Ltd., Class H	712,000	2,871,138
	China Shineway Pharmaceutical Group Ltd.	137,000	145,803
	China South Publishing & Media Group Co. Ltd., Class A	45,700	86,900
*	China Southern Airlines Co. Ltd., Class H	490,000	233,754
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	27,900	15,919
	China State Construction Development Holdings Ltd.	224,000	55,644
	China State Construction Engineering Corp. Ltd., Class A	270,029	210,292
	China State Construction International Holdings Ltd.	710,000	1,042,151
*	China Sunshine Paper Holdings Co. Ltd.	260,000	68,125
	China Suntien Green Energy Corp. Ltd., Class H	450,000	214,683
	China Taiping Insurance Holdings Co. Ltd.	574,200	857,132
	China Testing & Certification International Group Co. Ltd., Class A	15,338	15,146
	China Tianying, Inc., Class A	79,700	50,058
	China Tobacco International HK Co. Ltd.	82,000	295,955
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	5,900	35,587
Ω	China Tower Corp. Ltd., Class H	14,618,000	2,105,614
		Shares	Value»
CHINA — (Continued)
*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,122,000	$275,181
	China TransInfo Technology Co. Ltd., Class A	30,900	35,099
	China Travel International Investment Hong Kong Ltd.	808,000	104,941
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	39,509
*	China Vanke Co. Ltd., Class H	532,884	398,082
*	China Vered Financial Holding Corp. Ltd.	4,380,000	25,894
	China Water Affairs Group Ltd.	196,000	113,310
	China West Construction Group Co. Ltd., Class A	32,100	26,735
	China World Trade Center Co. Ltd., Class A	12,800	44,111
	China XD Electric Co. Ltd., Class A	20,200	20,322
	China XLX Fertiliser Ltd.	218,000	114,028
	China Yangtze Power Co. Ltd., Class A	74,800	297,714
#	China Yongda Automobiles Services Holdings Ltd.	458,000	149,474
*Ω	China Youran Dairy Group Ltd.	598,000	150,860
*Ω	China Yuhua Education Corp. Ltd.	554,000	26,307
	China Zhenhua Group Science & Technology Co. Ltd., Class A	8,500	48,243
	China Zheshang Bank Co. Ltd., Class H	654,000	189,211
††	China Zhongwang Holdings Ltd.	809,600	32,729
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	14,847
#	Chinasoft International Ltd.	954,000	643,749

World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Chinese Universe Publishing & Media Group Co. Ltd., Class A	13,900	$23,016
Chongqing Brewery Co. Ltd., Class A	4,200	32,142
Chongqing Changan Automobile Co. Ltd., Class A	32,594	56,531
Chongqing Chuanyi Automation Co. Ltd., Class A	13,260	39,293
Chongqing Department Store Co. Ltd., Class A	11,000	45,296
Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	49,455	64,155
Chongqing Fuling Zhacai Group Co. Ltd., Class A	32,160	59,342
Chongqing Gas Group Corp. Ltd., Class A	23,600	18,827
Chongqing Machinery & Electric Co. Ltd., Class H	482,000	42,796
Chongqing Road & Bridge Co. Ltd., Class A	39,700	30,082
Chongqing Rural Commercial Bank Co. Ltd., Class H	587,000	359,286
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	54,700	61,438
Chongqing Taiji Industry Group Co. Ltd., Class A	12,500	32,392
Chongqing Zhifei Biological Products Co. Ltd., Class A	18,350	61,191
Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	24,558
Chow Tai Fook Jewellery Group Ltd.	495,600	447,275
Chow Tai Seng Jewellery Co. Ltd., Class A	35,200	61,264
CIG Shanghai Co. Ltd., Class A	5,800	31,931
CIMC Enric Holdings Ltd.	266,000	240,137
		Shares	Value»
CHINA — (Continued)
	Cisen Pharmaceutical Co. Ltd., Class A	20,900	$39,087
	CITIC Heavy Industries Co. Ltd., Class A	43,000	23,230
	CITIC Ltd.	737,000	834,977
	CITIC Resources Holdings Ltd.	1,158,000	51,308
	CITIC Securities Co. Ltd., Class H	135,475	369,105
	City Development Environment Co. Ltd., Class A	24,900	44,114
#*	Citychamp Watch & Jewellery Group Ltd.	440,000	39,571
*	ClouDr Group Ltd.	207,100	33,553
#*	CMGE Technology Group Ltd.	538,000	56,422
	CMOC Group Ltd., Class H	759,000	560,727
	CMST Development Co. Ltd., Class A	63,900	52,052
*	CNFinance Holdings Ltd., ADR	6,181	7,603
	CNGR Advanced Material Co. Ltd., Class A	7,810	36,449
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	38,645
	CNOOC Energy Technology & Services Ltd., Class A	105,100	60,804
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	33,737
*	COFCO Biotechnology Co. Ltd., Class A	32,100	23,769
	COFCO Capital Holdings Co. Ltd., Class A	9,400	16,582
#*	COFCO Joycome Foods Ltd.	1,056,000	186,537
	COFCO Sugar Holding Co. Ltd., Class A	41,100	54,116
	Cofoe Medical Technology Co. Ltd., Class A	6,200	28,832
*	Comba Telecom Systems Holdings Ltd.	652,000	84,919

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Concord New Energy Group Ltd.	2,470,000	$151,040
	Consun Pharmaceutical Group Ltd.	165,000	166,909
	Contemporary Amperex Technology Co. Ltd., Class A	25,160	897,064
	Continental Aerospace Technologies Holding Ltd.	1,578,866	22,345
	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	148,930
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	376,000	346,938
	COSCO SHIPPING Holdings Co. Ltd., Class H	602,800	904,693
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	125,970
	COSCO SHIPPING Ports Ltd.	484,533	280,336
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	56,800	53,692
	COSCO SHIPPING Technology Co. Ltd., Class A	11,500	23,526
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	38,194
	CRRC Corp. Ltd., Class H	518,000	327,967
Ω	CSC Financial Co. Ltd., Class H	35,500	44,180
	CSG Holding Co. Ltd., Class A	62,295	42,824
	CSPC Pharmaceutical Group Ltd.	2,746,800	1,583,471
	CSSC Hong Kong Shipping Co. Ltd.	478,000	106,652
	CSSC Science & Technology Co. Ltd., Class A	9,800	16,157
	CTS International Logistics Corp. Ltd., Class A	45,970	38,723
*	CWT International Ltd.	1,480,000	13,921
	Daan Gene Co. Ltd., Class A	38,400	27,987
		Shares	Value»
CHINA — (Continued)
#*	Dada Nexus Ltd., ADR	18,271	$33,253
	Dajin Heavy Industry Co. Ltd., Class A	7,900	21,635
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	31,103
#	Dalipal Holdings Ltd.	118,000	147,031
	Daqin Railway Co. Ltd., Class A	135,065	123,977
	Dashang Co. Ltd., Class A	5,720	20,803
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,836	56,082
	Datang International Power Generation Co. Ltd., Class H	674,000	116,147
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	21,723
	DBG Technology Co. Ltd., Class A	20,000	74,828
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	23,912
	Deppon Logistics Co. Ltd., Class A	15,200	30,633
*	Dezhan Healthcare Co. Ltd., Class A	66,100	27,377
	DHC Software Co. Ltd., Class A	53,200	52,316
	Dian Diagnostics Group Co. Ltd., Class A	15,300	22,102
	Digital China Group Co. Ltd., Class A	15,500	70,174
	Digital China Holdings Ltd.	201,000	74,734
	Digital China Information Service Group Co. Ltd., Class A	17,600	26,540
*	Dingdang Health Technology Group Ltd.	157,000	8,985
	Do-Fluoride New Materials Co. Ltd., Class A	28,020	43,591
	Dong-E-E-Jiao Co. Ltd., Class A	2,700	22,636
	Dongfang Electric Corp. Ltd., Class H	84,200	97,623

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongfang Electronics Co. Ltd., Class A	26,700	$35,241
	DongFeng Automobile Co. Ltd., Class A	24,900	22,929
	Dongfeng Motor Group Co. Ltd., Class H	770,000	307,723
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	10,645
	Dongguan Development Holdings Co. Ltd., Class A	26,300	36,480
	Dongguan Rural Commercial Bank Co. Ltd., Class H	22,000	9,988
	Dongxing Securities Co. Ltd., Class A	45,600	66,840
#	Dongyue Group Ltd.	532,000	567,640
#	DouYu International Holdings Ltd., ADR	11,065	173,496
	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	54,470
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,700	23,954
	East Money Information Co. Ltd., Class A	19,427	61,646
	Easyhome New Retail Group Co. Ltd., Class A	87,800	41,336
	E-Commodities Holdings Ltd.	660,000	95,052
	Ecovacs Robotics Co. Ltd., Class A	4,100	24,194
	Edifier Technology Co. Ltd., Class A	17,400	38,632
	Edvantage Group Holdings Ltd.	109,630	29,055
	EEKA Fashion Holdings Ltd.	92,000	101,742
	Electric Connector Technology Co. Ltd., Class A	5,100	43,127
*††	Elion Energy Co. Ltd., Class A	92,870	3,707
	ENN Energy Holdings Ltd.	139,400	948,903
	ENN Natural Gas Co. Ltd., Class A	28,500	80,332
	Eoptolink Technology, Inc. Ltd., Class A	4,800	83,270
		Shares	Value»
CHINA — (Continued)
	Era Co. Ltd., Class A	31,300	$18,261
	Essex Bio-technology Ltd.	122,000	45,128
	Eternal Asia Supply Chain Management Ltd., Class A	108,600	61,601
	EVA Precision Industrial Holdings Ltd.	414,000	33,581
	Eve Energy Co. Ltd., Class A	9,800	57,656
	Ever Sunshine Services Group Ltd.	240,000	56,853
Ω	Everbright Securities Co. Ltd., Class H	80,600	78,761
*	EverChina International Holdings Co. Ltd.	335,000	5,369
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	10,607
	Explosive Co. Ltd., Class A	17,800	25,303
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,775	23,252
	Fangda Carbon New Material Co. Ltd., Class A	52,700	33,013
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	39,780
	Far East Horizon Ltd.	529,000	390,111
	Far East Smarter Energy Co. Ltd., Class A	43,800	28,290
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,465	16,403
	FAW Jiefang Group Co. Ltd., Class A	26,900	29,176
	FAWER Automotive Parts Co. Ltd., Class A	37,700	26,906
	Feilong Auto Components Co. Ltd., Class A	18,000	32,869
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	16,700	43,597
	Fibocom Wireless, Inc., Class A	19,400	80,833

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	FIH Mobile Ltd.	1,063,000	$109,548
*	Financial Street Holdings Co. Ltd., Class A	69,000	28,868
	FinVolution Group, ADR	49,916	381,358
	First Capital Securities Co. Ltd., Class A	37,100	39,540
	First Tractor Co. Ltd., Class H	102,000	95,332
#	Flat Glass Group Co. Ltd., Class H	116,000	171,797
	Focus Lightings Tech Co. Ltd., Class A	17,600	32,081
	Focus Media Information Technology Co. Ltd., Class A	111,000	101,103
*	Focused Photonics Hangzhou, Inc., Class A	13,500	32,236
	Foryou Corp., Class A	12,800	52,322
	Foshan Electrical & Lighting Co. Ltd., Class A	26,700	22,000
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	82,379
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	24,028
*	Foshan Yowant Technology Co. Ltd., Class A	27,500	24,306
	Fosun International Ltd.	713,572	390,193
	Founder Securities Co. Ltd., Class A	54,100	58,372
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	337,487
	Fu Shou Yuan International Group Ltd.	482,000	265,599
	Fufeng Group Ltd.	650,000	434,753
*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	20,701
	Fujian Funeng Co. Ltd., Class A	25,170	31,864
	Fujian Longking Co. Ltd., Class A	33,901	58,011
		Shares	Value»
CHINA — (Continued)
	Fujian Star-net Communication Co. Ltd., Class A	13,600	$36,739
	Fujian Sunner Development Co. Ltd., Class A	29,700	57,870
*	Fulin Precision Co. Ltd., Class A	25,600	57,924
	Fushun Special Steel Co. Ltd., Class A	44,200	32,735
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	134,800	910,322
Ω	Ganfeng Lithium Group Co. Ltd., Class H	78,280	195,424
	Gansu Energy Chemical Co. Ltd., Class A	69,800	25,022
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	120,900	24,524
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	23,898
	Gansu Yasheng Industrial Group Co. Ltd., Class A	53,000	20,479
	Gaona Aero Material Co. Ltd., Class A	15,680	32,239
	Gaush Meditech Ltd.	10,800	12,700
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	45,714
	GCL Energy Technology Co. Ltd., Class A	44,900	45,727
#*	GCL New Energy Holdings Ltd.	250,000	15,467
#*	GCL Technology Holdings Ltd.	3,085,000	486,987
	GD Power Development Co. Ltd., Class A	67,800	39,262
*	GDS Holdings Ltd. (9698 HK), Class A	278,700	753,424
	Geely Automobile Holdings Ltd.	1,778,000	3,291,783
	GEM Co. Ltd., Class A	43,800	38,387
	Gemdale Corp., Class A	52,100	32,982
#	Gemdale Properties & Investment Corp. Ltd.	2,404,000	83,725

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Genertec Universal Medical Group Co. Ltd.	314,500	$194,332
	GEPIC Energy Development Co. Ltd., Class A	30,000	25,089
	Getein Biotech, Inc., Class A	8,036	8,781
	GF Securities Co. Ltd., Class H	260,600	353,422
Ω	Giant Biogene Holding Co. Ltd.	113,200	840,556
	Giant Network Group Co. Ltd., Class A	23,100	40,513
	Ginlong Technologies Co. Ltd., Class A	1,550	10,874
	Glarun Technology Co. Ltd., Class A	11,900	31,131
#*	Global New Material International Holdings Ltd.	136,000	63,391
	GoerTek, Inc., Class A	14,900	57,073
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	33,492
	Goldenmax International Group Ltd., Class A	21,100	23,808
	Goldwind Science & Technology Co. Ltd., Class H	235,947	165,373
	Goneo Group Co. Ltd., Class A	2,320	22,808
*	Goodbaby International Holdings Ltd.	422,000	59,939
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	2,478	13,128
	GoodWe Technologies Co. Ltd. (688390 CH), Class A	1,181	6,257
	Gotion High-tech Co. Ltd., Class A	13,660	39,002
	Grand Pharmaceutical Group Ltd.	387,500	210,161
	Grandblue Environment Co. Ltd., Class A	13,500	42,325
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	35,068
#	Great Wall Motor Co. Ltd., Class H	307,000	501,703
		Shares	Value»
CHINA — (Continued)
*	Greatoo Intelligent Equipment, Inc., Class A	66,300	$56,237
	Greatview Aseptic Packaging Co. Ltd.	338,000	113,952
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	190,913
*	Gree Real Estate Co. Ltd., Class A	23,800	19,714
	Greentown China Holdings Ltd.	443,500	491,652
#Ω	Greentown Management Holdings Co. Ltd.	227,000	85,263
	Greentown Service Group Co. Ltd.	408,000	190,147
	GRG Banking Equipment Co. Ltd., Class A	25,300	38,902
	GRG Metrology & Test Group Co. Ltd., Class A	20,800	52,561
	Grinm Advanced Materials Co. Ltd., Class A	10,300	21,326
	Guangdong Advertising Group Co. Ltd., Class A	30,400	34,468
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	25,999
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	13,252
	Guangdong Construction Engineering Group Co. Ltd., Class A	82,400	39,589
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	40,300	34,863
	Guangdong DFP New Material Group Co. Ltd.	35,900	16,294
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	46,931
	Guangdong Dongpeng Holdings Co. Ltd., Class A	44,500	37,558
	Guangdong Dowstone Technology Co. Ltd., Class A	25,000	45,451

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	22,900	$32,134
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	23,900	47,716
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	8,417
	Guangdong Haid Group Co. Ltd., Class A	11,600	79,587
	Guangdong HEC Technology Holding Co. Ltd., Class A	24,000	39,507
	Guangdong Hongda Holdings Group Co. Ltd., Class A	25,300	92,055
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	20,400	32,414
	Guangdong Huate Gas Co. Ltd., Class A	3,235	19,610
	Guangdong Hybribio Biotech Co. Ltd., Class A	21,988	17,498
	Guangdong Investment Ltd.	612,000	463,302
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	21,615
*	Guangdong Land Holdings Ltd.	118,116	3,034
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	73,885
	Guangdong Sirio Pharma Co. Ltd., Class A	6,110	21,130
	Guangdong South New Media Co. Ltd., Class A	6,200	34,078
	Guangdong Tapai Group Co. Ltd., Class A	34,600	37,471
	Guangdong Topstar Technology Co. Ltd., Class A	7,000	28,170
		Shares	Value»
CHINA — (Continued)
	Guangdong Vanward New Electric Co. Ltd., Class A	19,800	$29,384
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	27,500	59,419
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	19,816
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,700	17,145
	Guanghui Energy Co. Ltd., Class A	71,000	59,635
*	Guanghui Logistics Co. Ltd., Class A	38,800	50,509
	Guangshen Railway Co. Ltd., Class H	556,000	150,562
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	12,400	30,296
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	69,353
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	18,190
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	32,256
#	Guangzhou Automobile Group Co. Ltd., Class H	725,200	284,736
	Guangzhou Baiyun International Airport Co. Ltd., Class A	28,700	37,247
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	58,000	130,591
	Guangzhou Development Group, Inc., Class A	23,200	19,930
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,100	21,252
	Guangzhou Haige Communications Group, Inc. Co., Class A	14,900	21,240

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Haoyang Electronic Co. Ltd., Class A	2,850	$17,064
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	33,172
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,600	32,485
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	13,400	17,556
	Guangzhou Port Co. Ltd., Class A	49,400	21,783
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	28,664
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	10,600	51,352
	Guangzhou Sie Consulting Co. Ltd., Class A	12,800	35,953
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	28,134
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	64,568	57,575
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	18,200	22,941
	Guilin Layn Natural Ingredients Corp., Class A	22,500	23,152
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	7,500	13,974
	Guizhou Chanhen Chemical Corp., Class A	16,600	51,356
	Guizhou Gas Group Corp. Ltd., Class A	25,200	22,832
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	44,903
	Guizhou Qianyuan Power Co. Ltd., Class A	10,400	20,810
	Guizhou Tyre Co. Ltd., Class A	53,700	35,836
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	39,303
		Shares	Value»
CHINA — (Continued)
	Guizhou Zhenhua E-chem, Inc., Class A	12,348	$17,057
	Guocheng Mining Co. Ltd., Class A	10,900	17,902
*	Guoguang Electric Co. Ltd., Class A	14,500	36,296
#	Guolian Securities Co. Ltd., Class H	37,500	19,040
	Guomai Technologies, Inc., Class A	32,100	33,962
	Guosen Securities Co. Ltd., Class A	24,600	35,064
*	Guosheng Financial Holding, Inc., Class A	32,300	60,399
#Ω	Guotai Junan Securities Co. Ltd., Class H	75,400	111,908
	Guoyuan Securities Co. Ltd., Class A	61,430	67,305
#	Gushengtang Holdings Ltd.	29,300	102,855
	H World Group Ltd. (1179 HK)	214,000	692,815
	H World Group Ltd. (HTHT US), ADR	10,128	325,514
#*Ω	Haichang Ocean Park Holdings Ltd.	981,000	70,722
Ω	Haidilao International Holding Ltd.	385,000	722,267
	Haier Smart Home Co. Ltd. (600690 C1), Class A	47,100	180,545
	Haier Smart Home Co. Ltd. (6690 HK), Class H	476,399	1,575,718
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	9,942
	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,500	11,689
	Hainan Haide Capital Management Co. Ltd., Class A	44,660	36,895
	Hainan Jinpan Smart Technology Co. Ltd., Class A	2,327	12,796
*	Hainan Meilan International Airport Co. Ltd., Class H	91,000	92,478
	Hainan Mining Co. Ltd., Class A	36,600	34,248
	Hainan Strait Shipping Co. Ltd., Class A	50,600	43,943

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	$25,084
	Haitian International Holdings Ltd.	270,000	717,810
	Haitong Securities Co. Ltd., Class H	585,600	512,467
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	492,000	58,165
	Hand Enterprise Solutions Co. Ltd., Class A	42,600	115,866
	Hangcha Group Co. Ltd., Class A	16,296	43,262
	Hangjin Technology Co. Ltd., Class A	8,600	19,956
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	26,810
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	32,824
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	19,618
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	18,333
	Hangzhou First Applied Material Co. Ltd., Class A	9,408	18,930
	Hangzhou GreatStar Industrial Co. Ltd.	12,800	56,896
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	3,800	20,492
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	13,600	23,586
	Hangzhou Iron & Steel Co., Class A	73,700	52,828
	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	19,951
	Hangzhou Onechance Tech Corp., Class A	5,700	21,901
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,500	29,924
		Shares	Value»
CHINA — (Continued)
	Hangzhou Robam Appliances Co. Ltd., Class A	14,300	$41,310
	Hangzhou Shunwang Technology Co. Ltd., Class A	15,800	35,467
	Hangzhou Sunrise Technology Co. Ltd., Class A	10,100	23,114
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	16,900	61,066
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	12,700	20,795
Ω	Hansoh Pharmaceutical Group Co. Ltd.	84,000	193,322
*Ω	Harbin Bank Co. Ltd., Class H	702,000	31,607
	Harbin Boshi Automation Co. Ltd., Class A	13,300	32,901
	Harbin Electric Co. Ltd., Class H	254,000	103,663
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	14,020	21,146
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	26,080
	HBIS Resources Co. Ltd., Class A	21,000	41,279
*Ω	HBM Holdings Ltd.	148,000	69,871
	Health & Happiness H&H International Holdings Ltd.	95,500	100,281
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	40,842
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	3,080	20,966
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	19,500	59,348
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	16,818	21,077
	Hefei Meiya Optoelectronic Technology, Inc., Class A	18,240	36,038

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	$38,699
	Heilongjiang Agriculture Co. Ltd., Class A	24,900	48,906
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,400	21,755
#	Helens International Holdings Co. Ltd.	102,000	26,858
	Hello Group, Inc., Sponsored ADR	54,377	390,971
	Henan Liliang Diamond Co. Ltd., Class A	9,100	41,274
	Henan Lingrui Pharmaceutical Co., Class A	16,300	48,712
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	44,092
	Henan Pinggao Electric Co. Ltd., Class A	8,200	20,229
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	53,200	136,191
	Henan Shuanghui Investment & Development Co. Ltd., Class A	25,600	93,022
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	30,093
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	19,946
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	18,724
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	14,582
*	Henan Zhongfu Industry Co. Ltd., Class A	112,200	48,100
	Hengan International Group Co. Ltd.	234,000	640,605
*	Hengdeli Holdings Ltd.	570,289	9,007
		Shares	Value»
CHINA — (Continued)
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	$73,899
	Hengli Petrochemical Co. Ltd., Class A	48,100	99,435
	Hengtong Optic-electric Co. Ltd., Class A	21,600	46,689
	Hengyi Petrochemical Co. Ltd., Class A	54,250	45,927
*	Hesai Group, ADR	1,022	15,780
	Hesteel Co. Ltd., Class A	139,500	41,349
	Hexing Electrical Co. Ltd., Class A	4,000	20,862
*	Hi Sun Technology China Ltd.	819,000	31,601
	Hisense Home Appliances Group Co. Ltd., Class H	137,000	477,386
	Hisense Visual Technology Co. Ltd., Class A	18,300	59,798
	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	73,872
	HLA Group Corp. Ltd., Class A	84,200	102,104
	HMT Xiamen New Technical Materials Co. Ltd., Class A	8,900	47,518
*	HNA Technology Co. Ltd., Class A	65,200	22,493
	Hongfa Technology Co. Ltd., Class A	12,060	57,355
	Hongli Zhihui Group Co. Ltd., Class A	18,300	17,054
	Hongrun Construction Group Co. Ltd., Class A	36,200	25,552
	Hongta Securities Co. Ltd., Class A	18,450	20,040
*	Hopson Development Holdings Ltd.	413,086	158,384
	Horizon Construction Development Ltd.	117,554	18,355
	Hoshine Silicon Industry Co. Ltd., Class A	3,400	24,367
	Hoyuan Green Energy Co. Ltd., Class A	16,828	35,898
#Ω	Hua Hong Semiconductor Ltd.	239,000	708,254
	Huaan Securities Co. Ltd., Class A	67,020	51,948

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,500	$21,669
	Huada Automotive Technology Corp. Ltd., Class A	5,000	22,855
	Huadian Heavy Industries Co. Ltd., Class A	33,400	30,984
#	Huadian Power International Corp. Ltd., Class H	272,000	133,049
	Huadong Medicine Co. Ltd., Class A	12,000	57,689
	Huafon Chemical Co. Ltd., Class A	55,200	61,640
	Huafu Fashion Co. Ltd., Class A	75,800	49,185
	Huagong Tech Co. Ltd., Class A	6,100	33,131
	Huaibei Mining Holdings Co. Ltd., Class A	39,200	76,357
	Huaihe Energy Group Co. Ltd., Class A	88,000	40,410
	Hualan Biological Engineering, Inc., Class A	10,669	23,289
	Huaming Power Equipment Co. Ltd., Class A	8,300	19,232
	Huaneng Power International, Inc., Class H	676,000	354,714
	Huangshan Novel Co. Ltd., Class A	15,300	21,939
	Huangshan Tourism Development Co. Ltd., Class A	15,500	23,696
	Huapont Life Sciences Co. Ltd., Class A	52,000	27,625
Ω	Huatai Securities Co. Ltd., Class H	284,200	489,414
	Huaxi Securities Co. Ltd., Class A	37,200	41,329
	Huaxia Bank Co. Ltd., Class A	75,900	79,542
	Huaxin Cement Co. Ltd. (6655 HK), Class H	102,300	99,272
	Huayu Automotive Systems Co. Ltd., Class A	32,551	75,470
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	50,100	26,317
		Shares	Value»
CHINA — (Continued)
	Hubei Chutian Smart Communication Co. Ltd., Class A	32,600	$19,832
*	Hubei Dinglong Co. Ltd., Class A	6,400	22,848
	Hubei Energy Group Co. Ltd., Class A	31,500	21,068
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	86,810
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	85,500
	Hubei Yihua Chemical Industry Co. Ltd., Class A	26,300	43,832
	Hubei Zhenhua Chemical Co. Ltd., Class A	14,900	26,338
	Huishang Bank Corp. Ltd., Class H	170,400	54,031
#*Ω	Huitongda Network Co. Ltd., Class H	6,200	11,539
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,800	56,958
	Humanwell Healthcare Group Co. Ltd., Class A	27,600	82,747
	Hunan Aihua Group Co. Ltd., Class A	11,300	24,072
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	17,627
	Hunan Gold Corp. Ltd., Class A	11,200	26,793
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	7,300	15,660
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	44,214
	Hunan Valin Steel Co. Ltd., Class A	83,640	52,344
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	54,580
	Hundsun Technologies, Inc., Class A	4,976	17,892
	HUYA, Inc., ADR	27,296	95,536
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	104,600	171,342

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hymson Laser Technology Group Co. Ltd., Class A	5,109	$21,236
*	Hytera Communications Corp. Ltd., Class A	35,200	60,072
*	HyUnion Holding Co. Ltd., Class A	21,900	16,800
*	IAT Automobile Technology Co. Ltd., Class A	16,000	25,947
*Ω	iDreamSky Technology Holdings Ltd.	94,800	19,722
	IEIT Systems Co. Ltd., Class A	3,800	27,271
	Iflytek Co. Ltd., Class A	4,200	29,440
	IKD Co. Ltd., Class A	28,200	68,927
*	I-Mab, Sponsored ADR	4,515	4,605
*Ω	IMAX China Holding, Inc.	24,000	22,911
	Imeik Technology Development Co. Ltd., Class A	1,482	34,920
	Industrial & Commercial Bank of China Ltd., Class H	4,006,000	2,726,788
	Industrial Bank Co. Ltd., Class A	147,900	414,814
	Industrial Securities Co. Ltd., Class A	56,320	46,482
	Infore Environment Technology Group Co. Ltd., Class A	81,500	53,652
*Ω	Ingdan, Inc.	206,000	33,326
	Inkeverse Group Ltd.	387,000	86,536
	Inmyshow Digital Technology Group Co. Ltd., Class A	58,200	41,101
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	75,202
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	31,100	86,823
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	52,887
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	3,600	16,123
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,300	$63,077
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	35,591
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	29,218
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,900	146,024
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	62,574
*Ω	InnoCare Pharma Ltd.	72,000	51,190
*Ω	Innovent Biologics, Inc.	43,000	182,989
	Innuovo Technology Co. Ltd., Class A	19,000	28,761
	Insigma Technology Co. Ltd., Class A	21,100	19,342
	Inspur Digital Enterprise Technology Ltd.	132,000	75,266
	Intco Medical Technology Co. Ltd., Class A	6,600	24,781
#*	iQIYI, Inc., ADR	161,816	351,141
	iRay Technology Co. Ltd., Class A	1,476	20,805
	IReader Technology Co. Ltd., Class A	7,700	22,498
*	IRICO Display Devices Co. Ltd., Class A	90,900	106,356
*	J&T Global Express Ltd.	226,000	180,445
	JA Solar Technology Co. Ltd., Class A	40,260	69,090
	Jade Bird Fire Co. Ltd., Class A	25,070	39,622
	Jafron Biomedical Co. Ltd., Class A	10,500	38,894
	Jangho Group Co. Ltd., Class A	34,800	25,519
	Jason Furniture Hangzhou Co. Ltd., Class A	17,100	69,193
	JCET Group Co. Ltd., Class A	20,800	111,718

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JCHX Mining Management Co. Ltd., Class A	6,900	$38,030
*Ω	JD Health International, Inc.	187,650	777,010
*Ω	JD Logistics, Inc.	555,600	956,730
	JD.com, Inc. (9618 HK), Class A	270,907	5,510,470
	Jiajiayue Group Co. Ltd., Class A	10,300	14,301
	Jiang Su Suyan Jingshen Co. Ltd., Class A	15,400	23,371
	Jiangling Motors Corp. Ltd., Class A	9,800	30,537
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	32,000	26,075
	Jiangsu Azure Corp., Class A	20,400	34,500
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	9,250	31,721
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	102,300	45,180
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	72,380	73,993
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	33,836
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	36,518
	Jiangsu Expressway Co. Ltd., Class H	174,000	193,746
	Jiangsu Financial Leasing Co. Ltd., Class A	81,300	59,463
	Jiangsu General Science Technology Co. Ltd., Class A	48,800	37,343
	Jiangsu Gian Technology Co. Ltd., Class A	5,500	29,397
	Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	28,716
		Shares	Value»
CHINA — (Continued)
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	$47,828
	Jiangsu Guoxin Corp. Ltd., Class A	22,900	23,549
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	32,701
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	48,979
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,533	52,624
*	Jiangsu High Hope International Group Corp., Class A	59,400	20,999
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,100	22,686
	Jiangsu Huachang Chemical Co. Ltd., Class A	17,700	19,987
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	43,572
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	33,956
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	25,813
	Jiangsu King's Luck Brewery JSC Ltd., Class A	7,987	48,017
	Jiangsu Leili Motor Co. Ltd., Class A	6,800	41,428
	Jiangsu Lihua Foods Group Co. Ltd.	14,475	37,777
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	42,910
*	Jiangsu Lopal Tech Co. Ltd., Class A	13,900	18,772
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	8,200	41,580
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	58,638
	Jiangsu Pacific Quartz Co. Ltd., Class A	12,950	47,067

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	20,500	$31,865
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	39,890
	Jiangsu Shagang Co. Ltd., Class A	51,900	38,089
	Jiangsu Shemar Electric Co. Ltd., Class A	7,300	26,689
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,900	33,906
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	12,600	26,921
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	4,480	9,572
*	Jiangsu Sopo Chemical Co., Class A	19,000	18,696
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	36,400	26,875
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	22,872
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	7,600	50,147
	Jiangsu Yanghe Distillery Co. Ltd., Class A	13,500	146,261
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	62,951
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	19,834
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,900	53,884
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	50,499
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhongtian Technology Co. Ltd., Class A	20,900	$39,382
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	45,573
	Jiangxi Copper Co. Ltd., Class H	345,000	547,570
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	14,245
	Jiangxi Ganneng Co. Ltd., Class A	19,600	22,178
	Jiangxi Ganyue Expressway Co. Ltd., Class A	52,900	39,104
	Jiangxi Guotai Group Co. Ltd., Class A	15,500	23,248
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	15,181
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,200	25,251
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	5,800	12,819
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	53,378
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,400	19,870
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	36,187
	Jiayou International Logistics Co. Ltd., Class A	8,800	21,640
	Jihua Group Corp. Ltd., Class A	82,900	29,158
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	14,400	33,021
*	Jilin Chemical Fibre, Class A	45,300	21,285
	Jilin Electric Power Co. Ltd., Class A	44,000	31,277
	Jilin OLED Material Tech Co. Ltd., Class A	5,849	17,664

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinchuan Group International Resources Co. Ltd.	653,000	$43,834
	Jinduicheng Molybdenum Co. Ltd., Class A	77,100	111,911
	Jingjin Equipment, Inc., Class A	11,200	25,999
	Jinhong Gas Co. Ltd., Class A	6,719	15,686
	Jinhui Liquor Co. Ltd., Class A	8,000	20,825
*	Jinke Smart Services Group Co. Ltd., Class H	26,600	23,584
#	JinkoSolar Holding Co. Ltd., ADR	14,028	291,362
	Jinlei Technology Co. Ltd., Class A	8,500	22,856
	Jinlongyu Group Co. Ltd., Class A	11,300	24,385
	Jinmao Property Services Co. Ltd.	30,120	9,601
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	74,660
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	11,647
	Jinneng Science&Technology Co. Ltd., Class A	32,000	24,653
Ω	Jinxin Fertility Group Ltd.	858,000	267,960
	Jinyu Bio-Technology Co. Ltd., Class A	10,700	9,792
	JiuGui Liquor Co. Ltd., Class A	3,900	24,085
#Ω	Jiumaojiu International Holdings Ltd.	372,000	126,069
	Jizhong Energy Resources Co. Ltd., Class A	110,900	92,158
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	1,440	3,937
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,000	19,134
	JNBY Design Ltd.	88,500	187,122
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	59,101
		Shares	Value»
CHINA — (Continued)
	Joinn Laboratories China Co. Ltd., Class A	14,624	$32,491
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	17,065
	Jointown Pharmaceutical Group Co. Ltd., Class A	74,680	51,380
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,200	21,802
	Jones Tech PLC, Class A	7,400	26,342
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,900	43,529
	Joy City Property Ltd.	1,858,000	48,768
	Joyoung Co. Ltd., Class A	17,316	23,498
	JS Corrugating Machinery Co. Ltd., Class A	14,500	24,261
#*Ω	JS Global Lifestyle Co. Ltd.	455,000	106,978
	JSTI Group, Class A	30,744	40,354
*	Ju Teng International Holdings Ltd.	328,000	36,757
	Juewei Food Co. Ltd., Class A	14,600	29,362
	Juneyao Airlines Co. Ltd., Class A	23,700	43,313
*Ω	JW Cayman Therapeutics Co. Ltd.	66,000	11,881
*	JY Grandmark Holdings Ltd.	98,000	3,653
	Kailuan Energy Chemical Co. Ltd., Class A	35,000	31,562
	Kaishan Group Co. Ltd., Class A	13,200	17,555
	Kangji Medical Holdings Ltd.	125,000	103,393
*	KBC Corp. Ltd., Class A	2,693	7,128
	Keboda Technology Co. Ltd., Class A	4,500	38,016
	Keda Industrial Group Co. Ltd., Class A	43,500	48,642
	Keeson Technology Corp. Ltd., Class A	8,576	13,213
	Kehua Data Co. Ltd., Class A	9,400	37,146

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Keshun Waterproof Technologies Co. Ltd., Class A	47,500	$31,054
	Kidswant Children Products Co. Ltd., Class A	45,900	81,166
#	Kinetic Development Group Ltd.	758,000	120,666
	Kingboard Holdings Ltd.	269,500	686,747
	Kingboard Laminates Holdings Ltd.	322,000	322,929
	KingClean Electric Co. Ltd., Class A	9,180	29,393
	Kingnet Network Co. Ltd., Class A	25,800	49,626
	Kingsoft Corp. Ltd.	221,800	1,121,292
	Konfoong Materials International Co. Ltd., Class A	3,000	29,146
*	Konka Group Co. Ltd., Class A	49,000	30,502
	KPC Pharmaceuticals, Inc., Class A	12,100	27,099
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	15,700	22,276
*Ω	Kuaishou Technology	366,400	2,005,173
	Kuangda Technology Group Co. Ltd., Class A	43,400	29,355
	Kunlun Energy Co. Ltd.	1,426,000	1,361,591
	Kunshan Huguang Auto Harness Co. Ltd., Class A	7,100	35,143
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	25,803
	Kweichow Moutai Co. Ltd., Class A	6,038	1,199,626
	Lakala Payment Co. Ltd., Class A	25,600	62,539
	Lancy Co. Ltd., Class A	9,300	19,699
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,900	26,155
	Lao Feng Xiang Co. Ltd., Class A	6,800	48,459
	Laobaixing Pharmacy Chain JSC, Class A	23,663	51,193
	Launch Tech Co. Ltd., Class H	40,500	50,439
		Shares	Value»
CHINA — (Continued)
	LB Group Co. Ltd., Class A	36,700	$91,975
	Lee & Man Chemical Co. Ltd.	62,000	32,025
	Lee & Man Paper Manufacturing Ltd.	442,000	127,302
	Lee's Pharmaceutical Holdings Ltd.	149,500	23,574
*Ω	Legend Holdings Corp., Class H	197,200	186,430
	Lenovo Group Ltd.	2,338,000	2,819,742
	Lens Technology Co. Ltd., Class A	60,400	217,453
	Leoch International Technology Ltd.	62,000	12,070
	Lepu Medical Technology Beijing Co. Ltd., Class A	18,700	26,804
	LexinFintech Holdings Ltd., ADR	38,480	303,992
	Leyard Optoelectronic Co. Ltd., Class A	43,500	35,575
*	Li Auto, Inc. (2015 HK), Class A	52,800	621,452
*	Li Auto, Inc. (LI US), ADR	857	20,071
	Li Ning Co. Ltd.	921,000	1,904,553
	Lianhe Chemical Technology Co. Ltd., Class A	30,100	24,737
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	9,800	8,048
	Liaoning Cheng Da Co. Ltd., Class A	34,800	46,863
	Liaoning Port Co. Ltd., Class H	134,000	12,158
*	Lier Chemical Co. Ltd., Class A	27,380	32,013
*	Lifetech Scientific Corp.	672,000	112,291
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	21,404
#	Lingbao Gold Group Co. Ltd., Class H	140,000	85,640
	Lingyi iTech Guangdong Co., Class A	42,100	49,513
#Ω	Linklogis, Inc., Class B	315,000	62,139
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	16,904
	Livzon Pharmaceutical Group, Inc., Class H	47,271	160,108

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	$27,003
#	LK Technology Holdings Ltd.	157,250	56,302
	Loncin Motor Co. Ltd., Class A	55,897	78,324
Ω	Longfor Group Holdings Ltd.	518,500	659,060
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	9,841
	LONGi Green Energy Technology Co. Ltd., Class A	33,744	69,215
	Longshine Technology Group Co. Ltd., Class A	25,000	34,984
	Lonking Holdings Ltd.	809,000	175,840
*	Lotus Holdings Co. Ltd.	47,900	33,378
	Lucky Harvest Co. Ltd., Class A	5,700	33,978
	Luenmei Quantum Co. Ltd., Class A	19,608	15,014
	Luoniushan Co. Ltd., Class A	26,700	22,650
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	7,346
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	6,400	17,535
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	21,726
	Luxi Chemical Group Co. Ltd., Class A	47,000	76,807
	Luxin Venture Capital Group Co. Ltd., Class A	12,200	20,400
	Luxshare Precision Industry Co. Ltd., Class A	37,949	211,481
	Luyang Energy-Saving Materials Co. Ltd.	21,000	35,914
*Ω	Luye Pharma Group Ltd.	736,000	196,977
	Luzhou Laojiao Co. Ltd., Class A	9,000	144,117
#*	Maanshan Iron & Steel Co. Ltd., Class H	496,000	111,187
		Shares	Value»
CHINA — (Continued)
	Maccura Biotechnology Co. Ltd., Class A	16,300	$27,799
	Malion New Materials Co. Ltd., Class A	19,800	21,964
	Mango Excellent Media Co. Ltd., Class A	20,602	79,111
#*Ω	Maoyan Entertainment	160,800	178,722
	Maxvision Technology Corp., Class A	6,800	22,004
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	22,222
Ω	Medlive Technology Co. Ltd.	50,500	56,730
	Meihua Holdings Group Co. Ltd., Class A	65,600	90,925
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	76,900	46,276
#Ω	Meitu, Inc.	301,500	162,971
*Ω	Meituan, Class B	235,820	4,488,256
	Mesnac Co. Ltd., Class A	30,300	36,478
	Metallurgical Corp. of China Ltd., Class H	833,000	163,112
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	27,216
*Ω	Microport Cardioflow Medtech Corp.	105,000	10,438
	MicroPort NeuroScientific Corp.	44,000	58,178
	Midea Group Co. Ltd., Class A	27,500	280,591
Ω	Midea Real Estate Holding Ltd.	92,800	34,910
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	5,800	42,061
	Ming Yang Smart Energy Group Ltd., Class A	21,700	31,114
	Ming Yuan Cloud Group Holdings Ltd.	305,000	103,333
*	Mingfa Group International Co. Ltd.	299,000	3,823

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	MINISO Group Holding Ltd.	138,000	$795,021
	Minmetals Capital Co. Ltd., Class A	38,000	31,468
*	Minmetals Development Co. Ltd., Class A	25,100	23,889
*	Minth Group Ltd.	264,000	527,278
	MLS Co. Ltd., Class A	42,600	47,879
*	MMG Ltd.	1,775,200	584,625
*Ω	Mobvista, Inc.	213,000	196,291
*	MOG Digitech Holdings Ltd.	190,000	23,849
	Moon Environment Technology Co. Ltd., Class A	23,400	38,630
	Morimatsu International Holdings Co. Ltd.	77,000	46,684
	Muyuan Foods Co. Ltd., Class A	14,967	77,000
	MYS Group Co. Ltd., Class A	22,300	10,486
	NanJi E-Commerce Co. Ltd., Class A	47,100	32,234
	Nanjing Cosmos Chemical Co. Ltd., Class A	8,700	29,836
	Nanjing Hanrui Cobalt Co. Ltd., Class A	7,300	32,914
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	76,298
	Nanjing Pharmaceutical Co. Ltd., Class A	38,500	25,973
*	Nanjing Sample Technology Co. Ltd., Class H	1,500	62
	Nanjing Securities Co. Ltd., Class A	25,800	29,994
*	Nanjing Tanker Corp., Class A	78,400	34,524
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	27,126
	Nantong Jianghai Capacitor Co. Ltd., Class A	25,600	85,170
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,000	18,021
	NARI Technology Co. Ltd., Class A	46,532	148,257
		Shares	Value»
CHINA — (Continued)
	NAURA Technology Group Co. Ltd., Class A	1,300	$67,820
*	NavInfo Co. Ltd., Class A	31,400	37,657
*	Nayuki Holdings Ltd.	237,000	35,805
	NBTM New Materials Group Co. Ltd., Class A	12,900	30,694
	NetDragon Websoft Holdings Ltd.	94,000	122,485
*Ω	NetEase Cloud Music, Inc.	8,000	125,702
	NetEase, Inc. (NTES US), ADR	31,620	3,252,117
	Neusoft Corp., Class A	18,600	24,340
	New China Life Insurance Co. Ltd., Class H	226,300	708,233
	New Hope Dairy Co. Ltd., Class A	18,400	36,823
*	New Hope Liuhe Co. Ltd., Class A	13,100	15,721
	Neway Valve Suzhou Co. Ltd., Class A	16,500	62,510
*	Newborn Town, Inc.	138,000	84,077
	Newland Digital Technology Co. Ltd., Class A	17,900	49,106
	Nexteer Automotive Group Ltd.	346,000	160,331
#*	Nine Dragons Paper Holdings Ltd.	563,000	228,842
	Ningbo Boway Alloy Material Co. Ltd., Class A	20,600	56,348
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	19,141
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	12,700	35,959
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	38,060
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	28,300	45,481
	Ningbo Jintian Copper Group Co. Ltd., Class A	17,200	14,493
	Ningbo Joyson Electronic Corp., Class A	27,600	65,044

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Orient Wires & Cables Co. Ltd., Class A	14,300	$104,232
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,900	23,750
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	8,804	38,509
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	8,700	36,503
	Ningbo Shanshan Co. Ltd., Class A	21,300	20,448
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	9,000	20,813
	Ningbo Tuopu Group Co. Ltd., Class A	12,240	110,993
	Ningbo Xusheng Group Co. Ltd., Class A	20,388	44,909
	Ningbo Yunsheng Co. Ltd., Class A	34,900	36,554
	Ningxia Baofeng Energy Group Co. Ltd., Class A	49,600	119,913
	Ningxia Building Materials Group Co. Ltd., Class A	10,300	19,339
*	Ningxia Western Venture Industrial Co. Ltd., Class A	34,700	24,528
*	NIO, Inc. (9866 HK), Class A	114,960	497,460
*	Niu Technologies, Sponsored ADR	9,365	18,917
	NKY Medical Holdings Ltd., Class A	10,200	19,745
	Noah Holdings Ltd., Sponsored ADR	14,753	156,087
#Ω	Nongfu Spring Co. Ltd., Class H	258,400	1,219,052
	Norinco International Cooperation Ltd., Class A	25,280	33,791
	North China Pharmaceutical Co. Ltd., Class A	27,000	20,654
	North Copper Co. Ltd., Class A	34,500	43,764
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	28,475
		Shares	Value»
CHINA — (Continued)
	North Industries Group Red Arrow Co. Ltd., Class A	17,500	$32,974
	Northeast Pharmaceutical Group Co. Ltd., Class A	65,374	45,099
	Northeast Securities Co. Ltd., Class A	59,500	62,965
	Northking Information Technology Co. Ltd., Class A	11,524	22,855
	Novoray Corp., Class A	3,265	28,428
*	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	15,801
*	Nuode New Materials Co. Ltd., Class A	36,100	18,463
	NYOCOR Co. Ltd., Class A	31,100	23,114
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	8,200	5,440
*Ω	Ocumension Therapeutics	68,000	37,988
*	Offcn Education Technology Co. Ltd., Class A	121,700	54,551
	Offshore Oil Engineering Co. Ltd., Class A	83,400	61,905
*	OFILM Group Co. Ltd., Class A	25,500	41,465
	Olympic Circuit Technology Co. Ltd., Class A	6,400	28,590
	Onewo, Inc., Class H	63,100	178,842
	Oppein Home Group, Inc., Class A	8,400	75,894
	Opple Lighting Co. Ltd., Class A	10,400	23,845
	ORG Technology Co. Ltd., Class A	67,184	46,662
	Orient International Enterprise Ltd., Class A	27,900	25,116
	Orient Overseas International Ltd.	42,000	562,264
#Ω	Orient Securities Co. Ltd., Class H	206,800	133,835
*	Oriental Energy Co. Ltd., Class A	38,900	52,599
	Oriental Pearl Group Co. Ltd., Class A	31,900	32,633

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ovctek China, Inc., Class A	27,280	$62,695
	Pacific Online Ltd.	32,000	1,276
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	34,648
	PCI Technology Group Co. Ltd., Class A	48,840	30,533
*	PDD Holdings, Inc., ADR	40,382	4,519,150
*Ω	Peijia Medical Ltd.	89,000	41,505
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	2,183
*	Pengxin International Mining Co. Ltd., Class A	42,800	18,592
	People.cn Co. Ltd., Class A	6,800	20,987
	People's Insurance Co. Group of China Ltd. , Class H	988,000	505,640
	Perennial Energy Holdings Ltd.	80,000	8,127
	PetroChina Co. Ltd., Class H	3,612,000	2,761,523
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	26,789
#Ω	Pharmaron Beijing Co. Ltd., Class H	70,675	129,291
	PhiChem Corp., Class A	7,100	15,572
	PICC Property & Casualty Co. Ltd., Class H	1,030,000	1,673,472
	Ping An Bank Co. Ltd., Class A	138,100	218,729
#Ω	Ping An Healthcare & Technology Co. Ltd.	412,818	326,006
	Ping An Insurance Group Co. of China Ltd., Class H	937,500	5,278,765
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	87,725
	PNC Process Systems Co. Ltd., Class A	9,640	30,292
	POCO Holding Co. Ltd., Class A	4,400	32,382
*	Polaris Bay Group Co. Ltd., Class A	43,000	40,148
		Shares	Value»
CHINA — (Continued)
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	$36,630
	Poly Property Group Co. Ltd.	734,189	138,228
	Poly Property Services Co. Ltd., Class H	55,000	194,025
	Pony Testing International Group Co. Ltd., Class A	8,800	9,026
Ω	Pop Mart International Group Ltd.	124,800	1,513,612
	Porton Pharma Solutions Ltd., Class A	8,800	19,171
Ω	Postal Savings Bank of China Co. Ltd., Class H	954,000	569,524
	Pou Sheng International Holdings Ltd.	921,000	59,213
	Power Construction Corp. of China Ltd., Class A	119,400	83,763
*	Powerwin Tech Group Ltd.	36,000	12,311
	Prinx Chengshan Holdings Ltd.	56,500	56,008
*	Productive Technologies Co. Ltd.	818,000	23,496
	PW Medtech Group Ltd.	171,000	20,182
	Pylon Technologies Co. Ltd., Class A	3,947	20,593
*	Q Technology Group Co. Ltd.	123,000	123,083
*	Qi An Xin Technology Group, Inc., Class A	8,255	28,638
	Qianhe Condiment & Food Co. Ltd., Class A	15,292	24,584
	Qifu Technology, Inc., ADR	48,609	1,939,499
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	28,981
	Qingdao Citymedia Co. Ltd., Class A	21,600	20,362
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	48,198

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	$19,125
	Qingdao Gaoce Technology Co. Ltd., Class A	13,909	19,169
	Qingdao Gon Technology Co. Ltd., Class A	8,700	28,871
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	34,385
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	24,138
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	20,950
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	4,000	49,493
Ω	Qingdao Port International Co. Ltd., Class H	95,000	73,906
	Qingdao Rural Commercial Bank Corp., Class A	127,700	52,691
	Qingdao Sentury Tire Co. Ltd., Class A	20,720	71,741
	Qingdao TGOOD Electric Co. Ltd., Class A	11,600	38,244
	Qingdao Topscomm Communication, Inc., Class A	2,400	2,170
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	15,500	20,059
*	Qinghai Salt Lake Industry Co. Ltd., Class A	29,300	66,911
	Qinhuangdao Port Co. Ltd., Class H	257,000	68,154
*	Qudian, Inc., Sponsored ADR	66,473	187,454
	Queclink Wireless Solutions Co. Ltd., Class A	14,300	28,957
	Quectel Wireless Solutions Co. Ltd., Class A	3,140	38,978
		Shares	Value»
CHINA — (Continued)
	Quick Intelligent Equipment Co. Ltd., Class A	6,600	$21,273
#*	Radiance Holdings Group Co. Ltd.	65,000	23,605
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	20,671
	Range Intelligent Computing Technology Group Co. Ltd., Class A	7,600	62,879
	Rayhoo Motor Dies Co. Ltd., Class A	5,800	30,178
	Raytron Technology Co. Ltd., Class A	3,690	25,428
	Realcan Pharmaceutical Group Co. Ltd., Class A	44,600	17,067
*Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	34,164
*Ω	Redco Properties Group Ltd.	656,000	12,797
	Renhe Pharmacy Co. Ltd., Class A	37,500	29,033
	Rianlon Corp., Class A	9,300	36,111
	Risen Energy Co. Ltd., Class A	29,600	43,701
	Riyue Heavy Industry Co. Ltd., Class A	28,500	47,561
	Rizhao Port Co. Ltd., Class A	88,600	37,182
	RoboTechnik Intelligent Technology Co. Ltd., Class A	1,900	46,994
	Rockchip Electronics Co. Ltd., Class A	1,900	43,419
*	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	17,074
	Rongsheng Petrochemical Co. Ltd., Class A	55,350	67,471
*	Roshow Technology Co. Ltd., Class A	36,600	37,683
	Ruida Futures Co. Ltd., Class A	9,100	17,862
	Runjian Co. Ltd., Class A	11,000	48,874
	Sai Micro Electronics, Inc., Class A	10,600	23,819

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SAIC Motor Corp. Ltd., Class A	38,465	$91,060
	Sailun Group Co. Ltd., Class A	24,800	52,434
	Sanan Optoelectronics Co. Ltd., Class A	13,000	20,586
	Sangfor Technologies, Inc., Class A	2,700	22,229
	Sanquan Food Co. Ltd., Class A	14,960	23,487
*	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	32,238
	Sansure Biotech, Inc., Class A	14,206	39,600
	Sanwei Holding Group Co. Ltd., Class A	15,469	27,827
	Sany Heavy Equipment International Holdings Co. Ltd.	455,000	295,390
	Sany Heavy Industry Co. Ltd., Class A	33,700	74,902
	Satellite Chemical Co. Ltd., Class A	80,627	222,989
	SDIC Capital Co. Ltd., Class A	45,800	44,911
	SDIC Power Holdings Co. Ltd., Class A	35,400	70,197
	Sealand Securities Co. Ltd., Class A	106,219	58,648
*	Seazen Group Ltd.	848,761	188,614
*	Seazen Holdings Co. Ltd., Class A	19,500	30,394
	S-Enjoy Service Group Co. Ltd.	103,000	39,063
	Seres Group Co. Ltd., Class A	4,100	75,440
	SF Holding Co. Ltd., Class A	55,700	302,538
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	34,670	19,080
	Shaanxi Coal Industry Co. Ltd., Class A	67,300	201,637
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	99,600	59,602
*	Shaanxi Construction Machinery Co. Ltd., Class A	31,900	13,969
*	Shaanxi Heimao Coking Co. Ltd., Class A	42,000	17,846
		Shares	Value»
CHINA — (Continued)
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	$125,657
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	23,328
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	14,962
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	13,315
	Shandong Denghai Seeds Co. Ltd., Class A	13,700	20,092
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	27,500	28,849
Ω	Shandong Gold Mining Co. Ltd., Class H	161,500	280,221
	Shandong Haihua Co. Ltd., Class A	23,000	16,481
	Shandong Head Group Co. Ltd., Class A	6,900	11,705
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	109,235
	Shandong Hi-speed Co. Ltd., Class A	12,100	16,845
*	Shandong Hi-Speed New Energy Group Ltd.	188,914	42,979
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	58,400	46,244
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	98,288
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	48,700	23,193
	Shandong Humon Smelting Co. Ltd., Class A	22,300	33,598
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	17,000	29,908

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Jinjing Science & Technology Co. Ltd., Class A	48,400	$34,361
	Shandong Linglong Tyre Co. Ltd., Class A	24,895	62,236
	Shandong Lukang Pharma, Class A	17,700	21,786
	Shandong Pharmaceutical Glass Co. Ltd., Class A	10,400	34,589
	Shandong Publishing & Media Co. Ltd., Class A	14,300	22,060
	Shandong Sun Paper Industry JSC Ltd., Class A	32,100	61,871
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	5,400	36,384
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	916,800	572,167
	Shandong WIT Dyne Health Co. Ltd., Class A	4,300	16,737
	Shandong Xiantan Co. Ltd., Class A	21,200	16,980
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	67,240
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	24,800	30,450
	Shandong Yulong Gold Co. Ltd., Class A	13,100	22,167
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	28,900	26,173
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	651	938
	Shanghai AJ Group Co. Ltd., Class A	48,900	32,515
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	3,092	29,202
	Shanghai AtHub Co. Ltd., Class A	28,616	78,735
		Shares	Value»
CHINA — (Continued)
	Shanghai Bailian Group Co. Ltd., Class A	42,400	$57,062
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	18,300	61,505
	Shanghai Baolong Automotive Corp., Class A	5,500	26,870
	Shanghai Baosight Software Co. Ltd., Class A	7,404	29,616
	Shanghai Baosteel Packaging Co. Ltd., Class A	20,000	13,025
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,186	32,686
	Shanghai Bright Meat Group Co. Ltd., Class A	21,800	19,811
	Shanghai Chicmax Cosmetic Co. Ltd.	5,000	23,185
	Shanghai Chinafortune Co. Ltd., Class A	20,100	39,192
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	19,400	30,277
	Shanghai Construction Group Co. Ltd., Class A	167,228	57,499
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	24,706	30,742
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	243
#*	Shanghai Electric Group Co. Ltd., Class H	268,000	91,231
	Shanghai Electric Power Co. Ltd., Class A	34,100	41,005
	Shanghai Environment Group Co. Ltd., Class A	34,800	37,775
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,600	15,430

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	80,000	$134,858
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	5,400	47,205
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	19,232
	Shanghai Gentech Co. Ltd., Class A	4,575	22,983
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	42,515
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	10,640	33,951
	Shanghai Huace Navigation Technology Ltd., Class A	5,600	31,076
	Shanghai Huafon Aluminium Corp., Class A	17,300	47,932
	Shanghai Huayi Group Co. Ltd., Class A	47,600	44,369
	Shanghai Industrial Holdings Ltd.	150,000	218,130
	Shanghai Industrial Urban Development Group Ltd.	569,600	24,565
	Shanghai INT Medical Instruments Co. Ltd.	18,200	69,229
	Shanghai International Airport Co. Ltd., Class A	4,100	18,793
	Shanghai Jahwa United Co. Ltd., Class A	11,300	24,327
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,300	66,620
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	15,938
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	15,643
		Shares	Value»
CHINA — (Continued)
	Shanghai Lingang Holdings Corp. Ltd., Class A	32,000	$43,045
	Shanghai M&G Stationery, Inc., Class A	7,700	30,105
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	48,771
*	Shanghai Medicilon, Inc., Class A	1,936	7,353
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	2,966	43,133
*	Shanghai Milkground Food Tech Co. Ltd., Class A	11,600	29,289
	Shanghai Moons' Electric Co. Ltd., Class A	2,400	20,704
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	275,499
	Shanghai Pioneer Holding Ltd.	237,000	67,826
	Shanghai Pret Composites Co. Ltd., Class A	11,200	14,257
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	18,072
	Shanghai Pudong Development Bank Co. Ltd., Class A	147,134	216,387
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,977	48,757
	Shanghai QiFan Cable Co. Ltd., Class A	12,300	25,855
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	46,170
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	27,344
	Shanghai Rural Commercial Bank Co. Ltd., Class A	43,700	50,331
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	22,600	13,942

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	$68,926
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	4,800	24,287
	Shanghai Stonehill Technology Co. Ltd., Class A	87,100	49,069
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	23,500	22,444
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	19,238
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	30,877
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	28,983
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	37,870
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	33,570	26,036
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	27,588
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	62,700	33,836
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	34,500	44,409
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	25,576
	Shanjin International Gold Co. Ltd., Class A	22,360	52,086
	Shantui Construction Machinery Co. Ltd., Class A	33,200	45,921
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	25,792
		Shares	Value»
CHINA — (Continued)
	Shanxi Coal International Energy Group Co. Ltd., Class A	41,500	$63,218
	Shanxi Coking Co. Ltd., Class A	78,560	41,396
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	84,300	86,127
	Shanxi Hi-speed Group Co. Ltd., Class A	37,900	24,924
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	45,675
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	35,200	61,063
*	Shanxi Meijin Energy Co. Ltd., Class A	37,000	21,041
	Shanxi Securities Co. Ltd., Class A	61,360	51,019
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,400	24,574
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,940	141,595
	Sharetronic Data Technology Co. Ltd., Class A	3,000	37,906
	Shede Spirits Co. Ltd., Class A	6,900	51,110
	Shenergy Co. Ltd., Class A	31,800	38,150
	Shengda Resources Co. Ltd., Class A	12,200	23,457
	Shenghe Resources Holding Co. Ltd., Class A	28,400	41,828
	Shengyi Technology Co. Ltd., Class A	10,200	42,123
	Shenma Industry Co. Ltd., Class A	20,400	20,970
	Shennan Circuits Co. Ltd., Class A	3,785	68,456
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	77,615
*	Shenyang Jinbei Automotive Co. Ltd., Class A	24,900	22,810

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,220	$31,071
	Shenzhen Agricultural Power Group Co. Ltd., Class A	41,200	37,390
	Shenzhen Airport Co. Ltd., Class A	46,800	45,611
	Shenzhen Aisidi Co. Ltd., Class A	36,600	64,091
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	26,548
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	12,812
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	18,815
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	15,772
	Shenzhen Comix Group Co. Ltd., Class A	13,300	12,601
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	15,939
	Shenzhen Desay Battery Technology Co., Class A	12,728	39,633
*	Shenzhen Dynanonic Co. Ltd., Class A	7,864	34,926
	Shenzhen Energy Group Co. Ltd., Class A	33,500	28,344
	Shenzhen Envicool Technology Co. Ltd., Class A	5,711	32,163
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	27,680	71,321
	Shenzhen Expressway Corp. Ltd., Class H	178,000	150,281
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	17,800	26,445
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	22,427
		Shares	Value»
CHINA — (Continued)
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	13,900	$16,873
	Shenzhen Gas Corp. Ltd., Class A	35,600	32,588
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	31,444
	Shenzhen Goodix Technology Co. Ltd., Class A	2,700	29,468
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	27,500	66,437
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,000	33,584
	Shenzhen Hopewind Electric Co. Ltd., Class A	18,900	82,089
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	54,951
	Shenzhen International Holdings Ltd.	495,555	443,555
	Shenzhen Investment Ltd.	915,262	95,370
	Shenzhen Invt Electric Co. Ltd., Class A	26,700	27,204
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	19,906
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	25,071
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	43,019
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,900	29,621
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	69,541
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	22,200	48,885
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,600	40,958

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,700	$21,528
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	28,200	41,480
	Shenzhen Leaguer Co. Ltd., Class A	45,100	49,885
	Shenzhen Lifotronic Technology Co. Ltd., Class A	10,268	20,190
	Shenzhen Megmeet Electrical Co. Ltd., Class A	15,400	133,651
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	19,997
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,921	190,423
	Shenzhen MTC Co. Ltd., Class A	55,700	41,226
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	39,312
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	15,277
	Shenzhen Noposin Crop Science Co. Ltd., Class A	24,100	32,827
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	38,034
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	48,000	7,772
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,500	22,622
	Shenzhen SC New Energy Technology Corp., Class A	5,800	51,527
	Shenzhen SED Industry Co. Ltd., Class A	11,400	25,659
	Shenzhen SEG Co. Ltd., Class A	23,000	24,206
	Shenzhen Senior Technology Material Co. Ltd., Class A	28,132	38,102
	Shares	Value»
CHINA — (Continued)
Shenzhen Sinexcel Electric Co. Ltd., Class A	11,100	$44,923
Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	59,761
Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	16,151
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	32,600	46,820
Shenzhen Sunway Communication Co. Ltd., Class A	11,500	38,036
Shenzhen Tagen Group Co. Ltd., Class A	50,500	27,875
Shenzhen Topband Co. Ltd., Class A	20,900	41,263
Shenzhen Topway Video Communication Co. Ltd., Class A	17,500	18,438
Shenzhen Transsion Holdings Co. Ltd., Class A	5,115	70,946
Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	7,005
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	122,068
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	34,300	22,399
Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	32,520
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,100	54,117
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	51,131
Shenzhou International Group Holdings Ltd.	193,000	1,454,032
Shida Shinghwa Advanced Material Group Co. Ltd., Class A	5,300	23,853

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	$18,405
	Shinva Medical Instrument Co. Ltd., Class A	13,260	29,383
	Shoucheng Holdings Ltd.	738,800	94,312
	Shougang Fushan Resources Group Ltd.	956,375	292,852
††	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	2,262
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	61,400	45,782
	Shui On Land Ltd.	1,238,000	101,931
	Sichuan Changhong Electric Co. Ltd., Class A	41,000	48,710
	Sichuan Chengfei Integration Technology Corp., Class A	7,200	16,556
	Sichuan Chuantou Energy Co. Ltd., Class A	13,700	29,994
	Sichuan EM Technology Co. Ltd., Class A	25,000	27,279
	Sichuan Expressway Co. Ltd., Class H	138,000	59,065
	Sichuan Furong Technology Co. Ltd., Class A	12,320	20,285
	Sichuan Haite High-tech Co. Ltd., Class A	23,100	31,145
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	54,430
	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	37,166
	Sichuan Injet Electric Co. Ltd., Class A	3,900	27,288
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	8,262
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,819	73,071
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	29,491
		Shares	Value»
CHINA — (Continued)
	Sichuan New Energy Power Co. Ltd., Class A	16,300	$24,688
	Sichuan Road & Bridge Group Co. Ltd., Class A	72,600	71,915
	Sichuan Swellfun Co. Ltd., Class A	7,100	45,561
	Sichuan Teway Food Group Co. Ltd., Class A	15,600	29,400
	Sichuan Yahua Industrial Group Co. Ltd., Class A	19,900	36,190
	Sieyuan Electric Co. Ltd., Class A	6,700	74,628
	Sihuan Pharmaceutical Holdings Group Ltd.	1,308,000	99,677
#	SIIC Environment Holdings Ltd. (SIIC SP)	402,300	45,064
#Ω	Simcere Pharmaceutical Group Ltd.	179,000	157,611
	Sineng Electric Co. Ltd., Class A	3,000	15,912
	Sino Biopharmaceutical Ltd.	3,497,250	1,271,355
	Sinocare, Inc., Class A	5,900	18,173
*	Sinochem International Corp., Class A	74,300	38,442
	Sinofert Holdings Ltd.	910,000	131,193
	Sinofibers Technology Co. Ltd., Class A	6,000	23,476
	Sinolink Securities Co. Ltd., Class A	26,600	30,267
	Sinoma International Engineering Co., Class A	56,100	74,050
	Sinoma Science & Technology Co. Ltd., Class A	22,750	38,216
	Sinomach Automobile Co. Ltd., Class A	35,400	31,080
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	59,800	23,846
	Sinomine Resource Group Co. Ltd., Class A	8,520	44,515

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Engineering Group Co. Ltd., Class H	563,500	$450,967
	Sinopec Kantons Holdings Ltd.	388,000	217,894
*	Sinopec Oilfield Equipment Corp., Class A	29,400	25,387
*	Sinopec Oilfield Service Corp., Class H	954,000	82,681
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	998,000	155,491
	Sinopharm Group Co. Ltd., Class H	469,600	1,241,969
	Sino-Platinum Metals Co. Ltd., Class A	20,919	39,652
	Sinoseal Holding Co. Ltd., Class A	2,800	14,021
	Sinosoft Co. Ltd., Class A	13,860	39,122
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	33,663
	Sinosteel New Materials Co. Ltd., Class A	24,200	24,328
	Sinotrans Ltd., Class H	730,000	348,279
	Sinotruk Hong Kong Ltd.	254,500	741,722
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	34,276
	Skshu Paint Co. Ltd., Class A	1,400	8,250
	Skyworth Digital Co. Ltd., Class A	21,087	35,304
	Skyworth Group Ltd.	444,825	153,653
#Ω	Smoore International Holdings Ltd.	157,000	254,166
	Snowsky Salt Industry Group Co. Ltd., Class A	42,600	31,608
*	SOHO China Ltd.	884,500	74,047
	Sokan New Materials Group Co. Ltd., Class A	3,209	16,151
	Songcheng Performance Development Co. Ltd., Class A	16,000	19,884
	Sonoscape Medical Corp., Class A	4,600	17,823
	SooChow Securities Co. Ltd., Class A	38,420	39,925
		Shares	Value»
CHINA — (Continued)
#*	South Manganese Investment Ltd.	460,000	$20,240
	Southern Publishing & Media Co. Ltd., Class A	25,700	57,115
	Southwest Securities Co. Ltd., Class A	106,100	63,982
	SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	26,027
	Spring Airlines Co. Ltd., Class A	7,600	56,496
	SSY Group Ltd.	765,026	311,002
	Stanley Agricultural Group Co. Ltd., Class A	26,700	26,743
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,400	41,461
	State Grid Information & Communication Co. Ltd., Class A	10,100	24,797
	State Grid Yingda Co. Ltd., Class A	43,200	30,291
	STO Express Co. Ltd., Class A	36,200	53,192
	Sumavision Technologies Co. Ltd., Class A	15,900	11,640
	Sumec Corp. Ltd., Class A	38,000	49,907
	Sun Art Retail Group Ltd.	703,000	153,764
*	Sun King Technology Group Ltd.	370,000	64,373
	Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	40,431
	Sungrow Power Supply Co. Ltd., Class A	8,260	82,119
	Suning Universal Co. Ltd., Class A	97,900	30,210
	Sunny Optical Technology Group Co. Ltd.	138,500	1,246,563
	Sunresin New Materials Co. Ltd., Class A	5,064	34,416
*	Sunstone Development Co. Ltd., Class A	24,000	47,577

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	$34,268
	Sunwoda Electronic Co. Ltd., Class A	14,382	42,492
	Suofeiya Home Collection Co. Ltd., Class A	11,900	26,936
	SUPCON Technology Co. Ltd., Class A	4,279	29,750
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	30,402
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	33,200	153,777
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	29,326
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	17,390
	Suzhou Maxwell Technologies Co. Ltd., Class A	700	8,942
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	5,600	45,898
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	13,806
	Suzhou Sushi Testing Group Co. Ltd., Class A	11,600	18,008
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,900	68,085
	SY Holdings Group Ltd.	118,000	119,329
	Symphony Holdings Ltd.	450,000	47,910
	SYoung Group Co. Ltd., Class A	8,100	13,035
	Taiji Computer Corp. Ltd., Class A	15,519	49,336
*	Taiyuan Heavy Industry Co. Ltd., Class A	71,100	23,267
*	Tangrenshen Group Co. Ltd., Class A	38,200	25,722
*	Tangshan Jidong Cement Co. Ltd., Class A	66,308	45,383
		Shares	Value»
CHINA — (Continued)
	TangShan Port Group Co. Ltd., Class A	100,337	$62,563
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	39,296
	Tasly Pharmaceutical Group Co. Ltd., Class A	14,300	29,133
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	25,162
	TBEA Co. Ltd., Class A	43,150	71,143
	TCL Electronics Holdings Ltd.	364,666	319,760
	TCL Technology Group Corp., Class A	167,500	116,044
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	45,175	51,840
	TDG Holdings Co. Ltd., Class A	44,400	42,189
*††	Tech-Pro, Inc.	1,538,000	0
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	12,904
	Tencent Holdings Ltd.	420,100	22,103,638
	Tencent Music Entertainment Group, ADR	105,403	1,262,728
	Three Squirrels, Inc., Class A	13,400	60,225
	Three's Co. Media Group Co. Ltd., Class A	9,327	40,329
	Thunder Software Technology Co. Ltd., Class A	1,190	10,267
	Tian An China Investment Co. Ltd.	148,000	88,108
	Tian Di Science & Technology Co. Ltd., Class A	67,200	55,641
	Tian Lun Gas Holdings Ltd.	35,500	16,008
	Tiande Chemical Holdings Ltd.	68,000	9,966
	Tiangong International Co. Ltd.	390,000	93,275
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	19,827

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	94,000	$38,984
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	37,923
	Tianjin Development Holdings Ltd.	46,000	11,718
	Tianjin Port Co. Ltd., Class A	65,600	43,064
	Tianjin Port Development Holdings Ltd.	802,000	69,860
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	17,400	42,671
	Tianjin Teda Co. Ltd., Class A	34,500	18,239
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	28,900	20,927
*	Tianma Microelectronics Co. Ltd., Class A	37,800	43,772
	Tianneng Battery Group Co. Ltd., Class A	7,253	26,470
#	Tianneng Power International Ltd.	262,000	252,031
#	Tianqi Lithium Corp., Class H	42,800	124,460
	Tianrun Industry Technology Co. Ltd., Class A	31,800	24,027
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	115,455
	TianShan Material Co. Ltd., Class A	27,200	19,955
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	49,567
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	15,418
	Tibet Mineral Development Co. Ltd., Class A	7,100	19,860
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	8,580	42,671
*	Tibet Water Resources Ltd.	405,000	18,249
		Shares	Value»
CHINA — (Continued)
	Time Interconnect Technology Ltd.	224,000	$126,032
	Tingyi Cayman Islands Holding Corp.	608,000	926,982
	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	41,322
	TKD Science & Technology Co. Ltd., Class A	12,400	25,247
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	29,918
	Toly Bread Co. Ltd., Class A	43,431	34,768
	Tomson Group Ltd.	11,936	4,583
	Tong Ren Tang Technologies Co. Ltd., Class H	228,000	143,134
	Tongcheng Travel Holdings Ltd.	410,000	1,033,549
*	Tongdao Liepin Group	33,400	12,568
	TongFu Microelectronics Co. Ltd., Class A	15,500	60,650
	Tongkun Group Co. Ltd., Class A	23,600	38,880
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	41,327
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	69,530
	Tongwei Co. Ltd., Class A	31,488	88,581
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	26,558
	Topchoice Medical Corp., Class A	5,462	30,963
	Topsec Technologies Group, Inc., Class A	32,900	32,599
Ω	Topsports International Holdings Ltd.	761,000	281,511
	Towngas Smart Energy Co. Ltd.	240,564	93,437
*	TPV Technology Co. Ltd., Class A	145,100	52,743
	Transfar Zhilian Co. Ltd., Class A	55,900	33,247
	TravelSky Technology Ltd., Class H	234,000	288,342

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Triangle Tyre Co. Ltd., Class A	20,900	$44,277
	Trina Solar Co. Ltd., Class A	19,491	46,175
*	Trip.com Group Ltd. (9961 HK)	35,200	2,472,240
#*	Triumph New Energy Co. Ltd., Class H	62,000	29,930
	Triumph Science & Technology Co. Ltd., Class A	17,500	26,547
	Truking Technology Ltd., Class A	19,000	17,150
	Truly International Holdings Ltd.	670,000	103,602
*	Tsinghua Tongfang Co. Ltd., Class A	33,600	31,384
	Tsingtao Brewery Co. Ltd., Class H	158,000	970,406
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	4,409
*	Tuniu Corp., Sponsored ADR	18,660	18,481
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,099	41,680
	Unilumin Group Co. Ltd., Class A	33,796	32,279
	Uni-President China Holdings Ltd.	464,000	467,047
	Unisplendour Corp. Ltd., Class A	13,200	46,168
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	51,337
*	UTour Group Co. Ltd., Class A	26,900	27,529
	Valiant Co. Ltd., Class A	20,600	28,795
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	2,900	6,901
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	5,100	12,136
	Vatti Corp. Ltd., Class A	23,800	22,995
*††Ω	Venus MedTech Hangzhou, Inc., Class H	87,000	11,724
		Shares	Value»
CHINA — (Continued)
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	$146,376
	Vipshop Holdings Ltd., ADR	133,611	1,919,990
*	Visionox Technology, Inc., Class A	49,000	61,669
	Visual China Group Co. Ltd., Class A	14,100	46,620
*Ω	Viva Biotech Holdings	484,000	49,949
*	Vnet Group, Inc., ADR	23,373	162,910
*	Wanda Film Holding Co. Ltd., Class A	17,800	27,066
	Wangneng Environment Co. Ltd., Class A	12,800	26,193
	Wangsu Science & Technology Co. Ltd., Class A	22,500	32,493
	Wanguo Gold Group Ltd.	82,000	140,665
	Wanhua Chemical Group Co. Ltd., Class A	31,100	294,430
	Want Want China Holdings Ltd.	1,624,000	992,490
	Wanxiang Qianchao Co. Ltd., Class A	35,900	29,917
	Warom Technology, Inc. Co., Class A	7,100	19,899
	Wasion Holdings Ltd.	212,000	210,150
	Wasu Media Holding Co. Ltd., Class A	48,500	47,991
	Weibo Corp. (9898 HK), Class A	2,800	27,438
#	Weibo Corp. (WB US), Sponsored ADR	20,577	202,066
	Weichai Power Co. Ltd., Class H	572,000	995,393
	Weifu High-Technology Group Co. Ltd., Class A	15,900	39,831
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,900	21,284
	Weihai Guangwei Composites Co. Ltd., Class A	6,960	29,247
	Weilong Delicious Global Holdings Ltd.	57,000	53,490
*Ω	Weimob, Inc.	104,000	30,918

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wellhope Foods Co. Ltd., Class A	19,600	$21,449
	Wencan Group Co. Ltd., Class A	9,300	29,666
	Wens Foodstuff Group Co. Ltd., Class A	17,400	38,771
	Wenzhou Yihua Connector Co. Ltd., Class A	4,700	26,839
	West China Cement Ltd.	784,000	148,189
	Western Metal Materials Co. Ltd., Class A	12,100	28,418
	Western Mining Co. Ltd., Class A	31,700	76,479
*	Western Region Gold Co. Ltd., Class A	15,600	26,365
	Western Securities Co. Ltd., Class A	46,800	49,403
	Western Superconducting Technologies Co. Ltd., Class A	4,368	25,829
	Wharf Holdings Ltd.	321,000	784,205
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,600	23,360
	Willfar Information Technology Co. Ltd., Class A	3,260	16,097
	Winall Hi-Tech Seed Co. Ltd., Class A	25,900	36,389
	Windey Energy Technology Group Co. Ltd., Class A	24,290	43,505
	Wingtech Technology Co. Ltd., Class A	7,700	35,778
	Winner Medical Co. Ltd., Class A	9,300	52,094
	Winning Health Technology Group Co. Ltd., Class A	24,900	22,490
	Wolong Electric Group Co. Ltd., Class A	27,800	79,492
*	World Union Group, Inc., Class A	62,600	20,470
	Wuchan Zhongda Group Co. Ltd., Class A	70,600	46,406
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	2,600	21,645
		Shares	Value»
CHINA — (Continued)
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	$19,146
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	15,097
	Wuhu Token Science Co. Ltd., Class A	56,700	48,628
	Wuliangye Yibin Co. Ltd., Class A	23,900	421,491
	WUS Printed Circuit Kunshan Co. Ltd., Class A	5,300	30,611
	Wushang Group Co. Ltd., Class A	15,200	17,645
Ω	WuXi AppTec Co. Ltd., Class H	64,039	455,790
	Wuxi Autowell Technology Co. Ltd., Class A	3,745	21,063
	Wuxi Best Precision Machinery Co. Ltd., Class A	12,500	45,371
*Ω	Wuxi Biologics Cayman, Inc.	743,000	1,778,527
	Wuxi Boton Technology Co. Ltd., Class A	6,600	16,871
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	28,200	35,109
	Wuxi NCE Power Co. Ltd., Class A	6,440	28,618
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	22,442
	Wuxi Rural Commercial Bank Co. Ltd., Class A	43,600	35,090
	Wuxi Taiji Industry Ltd. Co., Class A	58,300	54,474
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	18,543
	XCMG Construction Machinery Co. Ltd., Class A	97,300	102,593
	XGD, Inc., Class A	19,100	57,546
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	395,000	45,047
	Xiamen Amoytop Biotech Co. Ltd., Class A	3,449	38,488

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Bank Co. Ltd., Class A	73,700	$56,442
	Xiamen C & D, Inc., Class A	29,400	38,917
*	Xiamen Changelight Co. Ltd., Class A	23,300	35,105
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	19,900	17,713
	Xiamen Faratronic Co. Ltd., Class A	4,100	69,809
	Xiamen Intretech, Inc., Class A	21,020	41,534
	Xiamen ITG Group Corp. Ltd., Class A	48,620	42,844
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	29,545
	Xiamen Kingdomway Group Co., Class A	12,523	24,729
	Xiamen Tungsten Co. Ltd., Class A	33,400	89,731
	Xiamen Xiangyu Co. Ltd., Class A	73,200	62,693
	Xi'an Bright Laser Technologies Co. Ltd., Class A	3,157	21,679
	Xi'An Shaangu Power Co. Ltd., Class A	34,300	38,267
	Xi'an Triangle Defense Co. Ltd., Class A	9,400	27,948
	Xiandai Investment Co. Ltd., Class A	58,000	33,830
	Xiangcai Co. Ltd., Class A	34,400	31,025
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	12,400	17,421
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,500	25,751
	Xianhe Co. Ltd., Class A	15,000	44,978
*Ω	Xiaomi Corp., Class B	397,200	1,990,789
	Xilinmen Furniture Co. Ltd., Class A	8,700	20,113
	Xinfengming Group Co. Ltd., Class A	40,600	65,171
	Xingfa Aluminium Holdings Ltd.	55,000	49,085
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	179,430
		Shares	Value»
CHINA — (Continued)
	Xinhuanet Co. Ltd., Class A	8,300	$26,340
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,300	39,002
	Xinjiang Joinworld Co. Ltd., Class A	30,300	29,353
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	50,900	26,537
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	11,280	46,841
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	31,549
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	20,300	24,600
#*	Xinte Energy Co. Ltd., Class H	142,400	133,514
	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	22,577
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	32,481
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	50,562
#	Xinyi Energy Holdings Ltd.	917,737	93,326
	Xinyi Solar Holdings Ltd.	1,878,273	774,362
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	48,806
	Xinzhi Group Co. Ltd., Class A	7,900	15,548
*	Xizang Zhufeng Resources Co. Ltd., Class A	13,500	19,337
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	20,517
*	XPeng, Inc., Class A	138,700	1,054,100
	Xtep International Holdings Ltd.	533,138	411,956
	Xuji Electric Co. Ltd., Class A	5,500	20,457
*	Xunlei Ltd., ADR	27,524	68,260
Ω	Yadea Group Holdings Ltd.	469,501	779,689

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yangling Metron New Material, Inc., Class A	12,920	$33,548
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	76,940
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,300	31,640
	Yankershop Food Co. Ltd., Class A	7,560	55,654
	Yankuang Energy Group Co. Ltd., Class H	1,056,900	1,118,002
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	28,292
	Yantai China Pet Foods Co. Ltd., Class A	6,800	36,005
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	22,580
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,300	40,982
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	79,027
	YanTai Shuangta Food Co. Ltd., Class A	35,700	25,544
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,600	9,990
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	21,141
*	Yatsen Holding Ltd., ADR	15,046	47,696
#*	Yeahka Ltd.	35,600	37,470
	Yealink Network Technology Corp. Ltd., Class A	5,980	33,928
	Yechiu Metal Recycling China Ltd., Class A	72,100	23,208
	Yeebo International Holdings Ltd.	76,000	38,247
	YGSOFT, Inc., Class A	22,752	17,940
	Yibin Tianyuan Group Co. Ltd., Class A	18,531	10,517
		Shares	Value»
CHINA — (Continued)
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	121,200	$143,183
	Yifan Pharmaceutical Co. Ltd., Class A	14,700	21,787
	Yifeng Pharmacy Chain Co. Ltd., Class A	11,496	36,226
	Yihai International Holding Ltd.	199,000	343,281
	Yindu Kitchen Equipment Co. Ltd., Class A	6,700	23,691
	Yiren Digital Ltd., Sponsored ADR	30,385	172,587
Ω	Yixin Group Ltd.	685,500	70,719
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	22,173
	Yizumi Holdings Co. Ltd., Class A	15,200	43,493
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	59,571
*	Yonghui Superstores Co. Ltd., Class A	71,500	53,965
	Yongjin Technology Group Co. Ltd.	7,800	21,690
	YongXing Special Materials Technology Co. Ltd., Class A	8,150	43,470
*	Yonyou Network Technology Co. Ltd., Class A	4,300	6,506
	Yotrio Group Co. Ltd., Class A	69,200	32,552
	Youcare Pharmaceutical Group Co. Ltd., Class A	8,600	17,454
	Youngor Fashion Co. Ltd., Class A	66,020	74,360
	Youngy Co. Ltd., Class A	2,300	9,722
	Youzu Interactive Co. Ltd., Class A	35,700	43,368
	YTO Express Group Co. Ltd., Class A	45,800	86,691
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	16,906

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yuexiu Property Co. Ltd.	579,800	$363,144
	Yuexiu Services Group Ltd.	115,000	46,623
	Yuexiu Transport Infrastructure Ltd.	154,000	72,829
*	Yueyang Forest & Paper Co. Ltd., Class A	32,100	21,572
	Yum China Holdings, Inc. (9987 HK)	24,050	1,096,848
	Yum China Holdings, Inc. (YUMC US)	63,724	2,947,235
	YUNDA Holding Group Co. Ltd., Class A	74,610	77,541
	Yunnan Aluminium Co. Ltd., Class A	64,800	148,205
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	39,171
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	85,300	65,378
	Yunnan Copper Co. Ltd., Class A	41,200	72,688
	Yunnan Energy Investment Co. Ltd., Class A	18,200	28,485
	Yunnan Energy New Material Co. Ltd., Class A	12,400	49,534
	Yunnan Tin Co. Ltd., Class A	46,900	93,989
	Yunnan Yuntianhua Co. Ltd., Class A	14,000	44,555
	Yusys Technologies Co. Ltd., Class A	17,600	47,495
	Yutong Bus Co. Ltd., Class A	21,740	85,441
	ZBOM Home Collection Co. Ltd., Class A	15,356	24,530
	Zengame Technology Holding Ltd.	116,000	34,159
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,800	78,328
	Zhaojin Mining Industry Co. Ltd., Class H	319,000	505,861
	Zhefu Holding Group Co. Ltd., Class A	129,500	53,567
		Shares	Value»
CHINA — (Continued)
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,500	$24,777
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	21,500	25,076
*	Zhejiang Century Huatong Group Co. Ltd., Class A	54,880	38,335
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,600	45,547
	Zhejiang China Commodities City Group Co. Ltd., Class A	40,000	71,092
	Zhejiang Chint Electrics Co. Ltd., Class A	20,002	61,088
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	43,913
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	29,753
	Zhejiang Crystal-Optech Co. Ltd., Class A	9,400	28,476
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	45,570
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	25,100	35,432
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,880	54,809
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	13,400	20,925
	Zhejiang Expressway Co. Ltd., Class H	345,240	248,463
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	16,975
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	36,400	41,779

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	37,996	$27,504
	Zhejiang Hailiang Co. Ltd., Class A	24,400	35,606
	Zhejiang Hailide New Material Co. Ltd., Class A	35,500	21,662
	Zhejiang HangKe Technology, Inc. Co., Class A	21,225	51,879
	Zhejiang Hangmin Co. Ltd., Class A	41,300	40,570
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	24,245
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,600	24,373
	Zhejiang Huace Film & Television Co. Ltd., Class A	30,900	32,193
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,500	50,289
	Zhejiang Huangma Technology Co. Ltd., Class A	14,500	22,249
	Zhejiang Huayou Cobalt Co. Ltd., Class A	16,980	68,615
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	42,434
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	11,200	41,619
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	14,600	38,036
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	13,500	57,062
	Zhejiang Jingu Co. Ltd., Class A	27,500	43,359
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	42,520
		Shares	Value»
CHINA — (Continued)
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	$63,041
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	37,727
	Zhejiang Juhua Co. Ltd., Class A	6,300	22,392
	Zhejiang Lante Optics Co. Ltd., Class A	9,195	34,565
	Zhejiang Longsheng Group Co. Ltd., Class A	34,600	46,172
	Zhejiang Medicine Co. Ltd., Class A	26,043	54,173
	Zhejiang Meida Industrial Co. Ltd., Class A	29,900	30,433
	Zhejiang NHU Co. Ltd., Class A	22,076	68,561
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	107,090	75,599
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	20,987
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	60,225
	Zhejiang Runtu Co. Ltd., Class A	37,200	35,414
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,500	48,586
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	57,534
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	38,980	29,955
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	7,500	36,172
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	6,000	25,502
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	11,560
	Zhejiang Supor Co. Ltd., Class A	4,250	31,140

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Taihua New Material Group Co. Ltd., Class A	26,900	$40,326
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	17,409	9,825
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	17,674
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	20,700	48,556
	Zhejiang Wanliyang Co. Ltd., Class A	40,300	34,888
	Zhejiang Wanma Co. Ltd., Class A	42,400	49,239
	Zhejiang Wansheng Co. Ltd., Class A	7,100	9,637
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	24,477	68,355
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,400	48,395
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	39,489
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	19,385
	Zhejiang XCC Group Co. Ltd., Class A	10,800	64,758
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	31,100	42,375
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	40,420	44,731
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	13,092
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	65,352
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	11,200	32,331
	Zhende Medical Co. Ltd., Class A	9,000	27,190
		Shares	Value»
CHINA — (Continued)
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	$130,984
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	45,400	27,594
	Zheshang Securities Co. Ltd., Class A	22,000	34,319
	Zhewen Interactive Group Co. Ltd., Class A	31,700	28,613
*	Zhihu, Inc.	25,800	29,623
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	266,600	414,374
	Zhongji Innolight Co. Ltd., Class A	2,240	35,474
	Zhongjin Gold Corp. Ltd., Class A	38,900	71,279
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	12,800	34,007
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	28,400	25,803
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	41,548
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	24,621
	Zhongsheng Group Holdings Ltd.	296,500	468,910
	Zhongtai Securities Co. Ltd., Class A	43,500	37,336
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	0
*	Zhongyu Energy Holdings Ltd.	189,477	108,933
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	47,889
Ω	Zhou Hei Ya International Holdings Co. Ltd.	412,500	90,631
	Zhuhai Huafa Properties Co. Ltd., Class A	55,300	40,672
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	86,400	333,036

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,600	$38,070
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	58,246
*	Zhuzhou Smelter Group Co. Ltd., Class A	13,800	15,769
	Zhuzhou Times New Material Technology Co. Ltd., Class A	24,200	40,849
	Zijin Mining Group Co. Ltd., Class H	760,000	1,436,731
#Ω	ZJLD Group, Inc.	16,600	14,256
	ZJMI Environmental Energy Co. Ltd., Class A	19,700	34,352
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	302,147
	ZTE Corp., Class H	160,960	562,718
	ZTO Express Cayman, Inc. (2057 HK)	86,200	1,650,359
	ZTO Express Cayman, Inc. (ZTO US), ADR	28,315	528,358
*	Zx, Inc.	23,800	23,799
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	24,000	34,341
TOTAL CHINA			316,239,639
COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	29,012	48,204
	Bancolombia SA (BCOLO CB)	12,889	132,108
	Bancolombia SA (CIB US), Sponsored ADR	7,094	280,568
	Celsia SA ESP	63,916	56,544
	Cementos Argos SA	71,831	176,631
*	Corp. Financiera Colombiana SA	31,338	131,016
	Grupo Argos SA	40,471	191,720
	Grupo Energia Bogota SA ESP	74,124	47,595
	Interconexion Electrica SA ESP	24,653	108,344
	Mineros SA	44,303	51,362
	Promigas SA ESP	11,599	19,502
TOTAL COLOMBIA			1,243,594
		Shares	Value»
CZECH REPUBLIC — (0.0%)
	CEZ AS	12,725	$557,374
	Komercni Banka AS	9,798	359,421
Ω	Moneta Money Bank AS	96,987	547,919
	Philip Morris CR AS	103	72,755
TOTAL CZECH REPUBLIC			1,537,469
DENMARK — (1.9%)
*	ALK-Abello AS	59,047	1,329,615
	Alm Brand AS	345,580	720,102
	Ambu AS, Class B	73,827	1,374,225
#	AP Moller - Maersk AS (MAERSKA DC), Class A	328	474,663
	AP Moller - Maersk AS (MAERSKB DC), Class B	476	702,994
*	Bang & Olufsen AS	38,004	67,063
*	Bavarian Nordic AS	35,086	960,105
#*	Bioporto AS	51,729	10,814
	Carlsberg AS, Class B	26,506	2,776,268
	cBrain AS	3,178	85,413
	Chemometec AS	3,754	290,770
#	Coloplast AS, Class B	14,379	1,655,994
	Columbus AS	29,642	53,621
	D/S Norden AS	12,986	369,219
	Danske Bank AS	88,541	2,643,620
*	Demant AS	36,128	1,450,491
#	Dfds AS	11,886	176,661
	DSV AS	20,855	4,154,637
	FLSmidth & Co. AS	17,132	889,333
	Foroya Banki P	1,557	37,317
*	Genmab AS (GMAB DC)	11,020	2,166,058
*	GN Store Nord AS	47,239	967,453
	H Lundbeck AS (HLUNA DC), Class A	15,876	79,274
	H Lundbeck AS (HLUNB DC)	101,624	621,873
*	H&H International AS, Class B	7,342	77,107
	Harboes Bryggeri AS, Class B	361	7,183
*	Huscompagniet AS	5,429	43,151
	ISS AS	55,636	1,051,461
	Jeudan AS	1,549	43,214
	Jyske Bank AS	23,137	1,673,382
	Matas AS	14,399	276,558
#*	MT Hoejgaard Holding AS	505	19,832
*Ω	Netcompany Group AS	17,790	723,854
*	Nilfisk Holding AS	5,306	83,175
*	NKT AS	23,725	1,586,015

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*Ω	NNIT AS	3,224	$41,775
	North Media AS	2,639	17,961
	Novo Nordisk AS (NOVOB DC), Class B	260,349	21,979,861
	Novonesis (Novozymes) B	39,656	2,273,599
*	NTG Nordic Transport Group AS	2,304	76,102
#*Ω	Orsted AS	11,508	443,755
	Pandora AS	34,056	6,515,534
	Parken Sport & Entertainment AS	2,257	42,273
	Per Aarsleff Holding AS	8,213	528,654
	Ringkjoebing Landbobank AS	10,234	1,669,249
	Rockwool AS (ROCKA DC), Class A	1,818	644,917
	Rockwool AS (ROCKB DC), Class B	3,795	1,343,867
	Royal Unibrew AS	19,787	1,367,804
*	RTX AS	3,370	30,773
Ω	Scandinavian Tobacco Group AS	24,470	352,113
	Schouw & Co. AS	5,347	415,369
	Solar AS, Class B	1,364	57,325
	SP Group AS	3,403	143,877
	Spar Nord Bank AS	29,356	847,984
	Sparekassen Sjaelland-Fyn AS	3,119	113,788
*	Svitzer Group AS	1,272	37,427
	Sydbank AS	27,804	1,476,132
	Tivoli AS	652	57,188
	TORM PLC, Class A	20,902	416,098
#	Trifork Group AG	809	8,834
	Tryg AS	87,037	1,763,243
	UIE PLC	5,984	259,170
*	Vestas Wind Systems AS	102,883	1,415,118
	Vestjysk Bank AS	40,592	25,326
*	Zealand Pharma AS	14,713	1,495,081
TOTAL DENMARK			75,502,712
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	95,981	141,220
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	53,550	78,718
		Shares	Value»
EGYPT — (Continued)
*	EFG Holding SAE (EFGZF US), GDR	10,327	$8,262
TOTAL EGYPT			228,200
FINLAND — (1.1%)
	Aktia Bank OYJ	20,181	204,643
	Alma Media OYJ	9,053	106,624
#	Anora Group OYJ	12,222	35,293
	Atria OYJ	5,381	65,745
#	Bittium OYJ	6,855	47,694
	Cargotec OYJ, Class B	15,100	750,882
	Citycon OYJ	10,124	35,847
	Digia OYJ	4,257	29,379
	Elisa OYJ	44,784	1,927,693
Ω	Enento Group OYJ	3,284	59,380
	eQ OYJ	496	6,077
#	Evli OYJ, Class B	487	9,556
#*	Finnair OYJ	8,706	22,438
	Fiskars OYJ Abp	8,806	140,354
#	Fortum OYJ	131,945	1,917,095
	F-Secure OYJ	31,078	60,154
	Gofore OYJ	2,086	46,731
	Harvia OYJ	5,540	272,622
	Huhtamaki OYJ	36,607	1,351,617
*	Incap OYJ	4,186	48,593
*	Kalmar OYJ, Class B	15,100	507,645
#	Kamux Corp.	6,742	20,056
	Kemira OYJ	45,880	1,012,047
	Kesko OYJ (KESKOA FH), Class A	27,737	522,747
	Kesko OYJ (KESKOB FH), Class B	108,737	2,085,731
*	Kojamo OYJ	28,584	296,967
	Kone OYJ, Class B	43,747	2,264,386
	Konecranes OYJ	28,766	1,730,539
	Lassila & Tikanoja OYJ	11,796	105,944
*	Lindex Group OYJ	20,110	57,796
	Mandatum OYJ	102,038	504,396
	Marimekko OYJ	15,377	204,674
	Metsa Board OYJ (METSB FH), Class B	43,602	217,994
	Metso OYJ	242,815	2,410,114
#	Neste OYJ	47,622	603,432
#	Nokia OYJ (NOK US), Sponsored ADR	113,201	520,725
	Nokia OYJ (NOKIA FH)	485,218	2,288,019
	Nokia OYJ (NOKIA FP)	66,112	310,270
#	Nokian Renkaat OYJ	39,347	327,466
	Nordea Bank Abp (NDA FH)	398,311	4,737,532
	Nordea Bank Abp (NDA SS)	201,732	2,402,098
	Olvi OYJ, Class A	5,575	176,607

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Oma Saastopankki OYJ	3,577	$41,422
	Oriola OYJ (OKDBV FH), Class B	42,960	41,851
	Orion OYJ (ORNAV FH), Class A	8,341	446,960
	Orion OYJ (ORNBV FH), Class B	38,761	2,103,497
#	Outokumpu OYJ	88,822	284,238
	Pihlajalinna OYJ	4,982	55,230
	Ponsse OYJ	2,075	44,530
	Puuilo OYJ	27,624	292,836
*	QT Group OYJ	6,759	553,848
	Raisio OYJ, Class V	37,838	88,981
*	Rapala VMC OYJ	4,345	8,376
*	Remedy Entertainment OYJ	412	5,662
	Revenio Group OYJ	7,382	237,068
*	Sampo OYJ, Class A	51,781	2,138,381
	Sanoma OYJ	29,308	253,017
	Scanfil OYJ	2,546	21,638
	Stora Enso OYJ, Class R	196,370	2,174,849
	Taaleri PLC	5,530	45,698
	Talenom OYJ	3,546	12,790
Ω	Terveystalo OYJ	43,190	525,549
	TietoEVRY OYJ	28,422	547,913
	Tokmanni Group Corp.	24,258	351,499
	UPM-Kymmene OYJ	65,577	1,933,859
	Vaisala OYJ, Class A	6,965	384,619
#	Valmet OYJ	48,178	1,313,534
	Wartsila OYJ Abp	90,607	1,711,583
#*	WithSecure OYJ	26,041	21,539
*	YIT OYJ	52,325	137,451
TOTAL FINLAND			46,224,020
FRANCE — (5.2%)
*	74Software SA	4,569	128,794
	ABC arbitrage	4,142	21,896
	Accor SA	41,040	2,109,854
	Aeroports de Paris SA	5,847	666,277
#*	Air France-KLM	15,284	126,494
	Air Liquide SA	17,825	3,113,703
	Airbus SE	29,200	5,050,766
	AKWEL SADIR	4,438	36,987
*	Alstom SA	105,912	2,096,304
	Altamir	4,354	105,516
	Alten SA	9,742	896,114
Ω	Amundi SA	16,864	1,187,155
	Arkema SA	25,529	2,034,656
#	Assystem SA	2,173	87,239
	Aubay	2,806	135,136
	AXA SA	89,591	3,398,828
*	Bastide le Confort Medical	1,878	43,880
#	Beneteau SACA	13,445	128,175
		Shares	Value»
FRANCE — (Continued)
	BioMerieux	5,625	$682,707
	BNP Paribas SA	71,751	4,901,287
	Boiron SA	2,514	68,943
	Bollore SE	98,892	584,254
#	Bonduelle SCA	4,529	28,744
*††	Bourbon Corp. SA	4,401	0
	Bouygues SA	73,956	2,350,793
	Bureau Veritas SA	77,376	2,418,127
*	Canal & SA	167,101	380,709
	Capgemini SE	16,199	2,943,623
	Carrefour SA	172,257	2,454,212
	Catana Group	7,299	40,972
	CBo Territoria	9,164	34,831
*	Cegedim SA	2,736	35,573
	Cie de Saint-Gobain SA	67,418	6,322,015
	Cie des Alpes	7,009	119,020
	Cie Generale des Etablissements Michelin SCA	181,642	6,316,965
*	Claranova SE	4,482	6,576
#*	Clariane SE	55,606	124,763
	Coface SA	44,297	714,279
	Credit Agricole SA	85,531	1,287,617
	Danone SA	64,328	4,505,851
	Dassault Aviation SA	3,147	710,129
	Dassault Systemes SE	11,504	449,137
	Derichebourg SA	50,289	280,344
	Edenred SE	21,091	727,644
	Eiffage SA	31,274	2,793,922
*	Ekinops SAS	1,330	4,447
	Electricite de Strasbourg SA	236	30,919
*Ω	Elior Group SA	39,446	106,763
	Elis SA	73,732	1,509,435
	Engie SA	338,175	5,582,553
#	Equasens	1,158	45,241
	Eramet SA	3,003	167,649
	EssilorLuxottica SA	10,039	2,755,290
	Esso SA Francaise	1,146	132,736
	Etablissements Maurel et Prom SA	31,177	199,667
	Eurazeo SE	15,983	1,319,447
*	Euroapi SA	1,821	6,094
	Eurofins Scientific SE	35,523	1,905,815
Ω	Euronext NV	15,958	1,853,475
#*	Eutelsat Communications SACA	23,595	42,304
	Exclusive Networks SA	5,249	102,892
	Exel Industries SA, Class A	664	30,596
	Fnac Darty SA (FNAC FP)	4,024	122,983
	Forvia SE (1EO IM)	5,777	60,854

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Forvia SE (FRVIA FP)	44,164	$463,518
	Gaztransport Et Technigaz SA	14,585	2,228,015
	Getlink SE	75,701	1,211,014
	GL Events SACA	2,338	46,103
	Groupe Crit SA	1,179	70,187
	Guerbet	2,270	64,311
	Hermes International SCA	2,123	5,971,275
*	ID Logistics Group SACA	1,050	439,200
	Imerys SA	12,349	340,369
#	Infotel SA	1,536	59,517
	Interparfums SA	1,932	88,053
	Ipsen SA	11,663	1,439,698
	IPSOS SA	18,653	882,639
#	Jacquet Metals SACA	5,320	90,200
*	JCDecaux SE	22,209	371,888
	Kaufman & Broad SA	4,285	147,429
	Kering SA	5,832	1,526,749
Ω	La Francaise des Jeux SACA	38,519	1,463,635
	Laurent-Perrier	647	70,421
	Lectra	5,139	143,095
	Legrand SA	20,282	2,067,807
	Linedata Services	520	43,666
	LISI SA	3,575	101,695
	LNA Sante SA	2,659	60,718
	L'Oreal SA	11,123	4,126,991
*	Louis Hachette Group	167,101	223,484
*	Lumibird	756	6,037
	LVMH Moet Hennessy Louis Vuitton SE	22,930	16,771,101
#Ω	Maisons du Monde SA	8,797	37,442
	Manitou BF SA	3,915	87,917
	Mersen SA	6,173	139,467
	Metropole Television SA	9,841	126,587
Ω	Neoen SA	15,397	635,283
	Nexans SA	11,254	1,098,111
*	Nexity SA	4,274	57,250
	NRJ Group	9,073	65,225
	Oeneo SA	5,165	49,964
	Opmobility	21,640	244,883
	Orange SA (ORA FP)	612,316	6,585,155
	Pernod Ricard SA	12,880	1,471,015
#*	Pierre Et Vacances SA	36,881	61,287
	Pluxee NV	16,360	379,939
	Publicis Groupe SA (PUB FP)	39,525	4,203,559
	Quadient SA	10,779	203,956
*††	Recylex SA	5,631	0
	Renault SA	44,715	2,295,566
	Rexel SA	93,422	2,473,244
	Robertet SA	148	130,740
		Shares	Value»
FRANCE — (Continued)
	Rubis SCA	16,903	$441,780
	Safran SA	19,874	4,926,690
	Sanofi SA (SAN FP)	55,079	5,986,098
	Sartorius Stedim Biotech	1,197	276,003
	Savencia SA	1,762	91,151
	Schneider Electric SE (0NWV LI)	523	132,535
	Schneider Electric SE (SU FP)	16,920	4,291,329
	SCOR SE	51,307	1,310,794
	SEB SA	10,487	997,733
	Seche Environnement SACA	1,125	99,756
	SES SA	134,276	436,256
#*Ω	SMCP SA	11,700	38,607
	Societe BIC SA	8,122	535,511
	Societe Generale SA	92,987	3,009,993
	Societe LDC SADIR	2,226	149,585
	Sodexo SA	14,860	1,099,476
*	SOITEC	3,311	288,613
	Sopra Steria Group	6,271	1,165,854
	SPIE SA	48,709	1,623,346
	Stef SA	2,121	294,388
	STMicroelectronics NV (STM FP)	49,318	1,101,811
	STMicroelectronics NV (STM US)	64,750	1,453,638
	Sword Group	2,456	89,623
*	Synergie SE	3,061	89,143
	Technip Energies NV	55,317	1,567,141
	Teleperformance SE	16,728	1,566,439
	Television Francaise 1 SA	16,266	128,264
	TFF Group	687	19,424
	Thales SA	11,933	1,931,657
	Thermador Groupe	1,429	105,387
#	Tikehau Capital SCA	9,093	204,009
	TotalEnergies SE (TTE FP)	408,635	23,673,048
	Trigano SA	3,519	482,239
*	Ubisoft Entertainment SA	25,745	297,055
	Valeo SE	64,743	721,681
*	Vallourec SACA	74,061	1,406,754
	Veolia Environnement SA (VEOEY US), ADR	2,434	34,587
	Veolia Environnement SA (VIE FP)	59,845	1,707,610
Ω	Verallia SA	20,344	626,189
	Vetoquinol SA	997	73,271
	Vicat SACA	6,500	271,088
	Vinci SA	71,180	7,702,593
	Virbac SACA	759	254,781
*	Viridien	2,859	164,885
	Vivendi SE	167,101	472,309
#*	Voltalia SA	10,199	75,364

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Wavestone	2,002	$101,708
*Ω	Worldline SA	51,725	457,731
*Ω	X-Fab Silicon Foundries SE	20,775	107,102
TOTAL FRANCE			213,577,405
GERMANY — (5.1%)
	1&1 AG	15,232	192,599
	7C Solarparken AG	19,921	39,530
	Adesso SE	970	96,260
	adidas AG	14,589	3,846,534
	Adtran Networks SE	1,667	34,716
	All for One Group SE	816	52,596
	Allgeier SE	1,536	24,434
	Allianz SE (ALV GR)	20,399	6,651,428
	AlzChem Group AG	1,569	104,499
	Amadeus Fire AG	1,750	142,890
*	Aroundtown SA	176,074	522,468
	Atoss Software SE	2,865	342,016
#Ω	Aumann AG	2,172	24,897
	Aurubis AG	14,817	1,162,748
*Ω	Auto1 Group SE	3,080	59,526
	BASF SE	222,651	10,726,815
	Bayer AG	210,067	4,700,592
	Bayerische Motoren Werke AG	47,126	3,827,083
#*	BayWa AG (BYW6 GR)	3,491	32,690
	Bechtle AG	29,596	993,355
Ω	Befesa SA	13,684	296,733
	Beiersdorf AG	4,861	650,275
	Bertrandt AG	1,589	33,085
	Bijou Brigitte AG	1,462	57,182
	Bilfinger SE	8,279	425,831
#	Borussia Dortmund GmbH & Co. KGaA	29,896	101,256
#*	BRANICKS Group AG	13,392	34,853
	Brenntag SE	44,862	2,822,715
Ω	Brockhaus Technologies AG	1,041	30,284
	CANCOM SE (COK GR)	8,441	221,653
	Carl Zeiss Meditec AG	1,094	66,645
*	Ceconomy AG	55,204	170,657
	CENIT AG	2,780	24,570
	Cewe Stiftung & Co. KGaA	3,602	381,278
	Commerzbank AG	167,433	3,232,972
*	CompuGroup Medical SE & Co. KGaA	9,970	228,061
	Continental AG	37,164	2,641,362
*	Covestro AG	46,546	2,863,409
	CTS Eventim AG & Co. KGaA	19,710	1,921,949
	Daimler Truck Holding AG	167,017	7,355,001
		Shares	Value»
GERMANY — (Continued)
	Dermapharm Holding SE	6,510	$267,747
	Deutsche Bank AG (DB US)	16,240	317,167
	Deutsche Bank AG (DBK GR)	232,746	4,555,499
	Deutsche Beteiligungs AG	5,560	137,947
	Deutsche Boerse AG	23,792	5,877,523
	Deutsche EuroShop AG	4,116	81,202
	Deutsche Lufthansa AG	125,694	815,347
*Ω	Deutsche Pfandbriefbank AG	47,446	269,276
	Deutsche Post AG	188,662	6,792,362
	Deutsche Telekom AG (DTE GR)	574,910	19,287,633
	Deutsche Wohnen SE	10,013	250,540
	Draegerwerk AG & Co. KGaA	1,349	65,859
	Duerr AG	17,076	420,598
Ω	DWS Group GmbH & Co. KGaA	17,869	881,866
	E.ON SE	374,505	4,435,942
	Eckert & Ziegler SE	3,524	199,040
	EDAG Engineering Group AG	2,591	17,775
	Elmos Semiconductor SE	2,766	203,046
#	ElringKlinger AG	8,798	43,047
	Energiekontor AG	3,328	153,503
	Evonik Industries AG	80,803	1,517,308
#*	Evotec SE	10,944	97,906
	Fabasoft AG	2,009	36,073
	Fielmann Group AG	8,763	397,980
	flatexDEGIRO AG	29,434	498,671
#*	Fraport AG Frankfurt Airport Services Worldwide	12,777	761,130
	Freenet AG	53,644	1,655,047
	Fresenius Medical Care AG (FME GR)	50,840	2,525,466
*	Fresenius SE & Co. KGaA	48,965	1,873,671
	Friedrich Vorwerk Group SE	3,434	126,494
	FUCHS SE	10,078	343,728
	GEA Group AG	59,438	3,136,966
	Gerresheimer AG	12,933	905,831
	Gesco SE	3,358	45,848
	GFT Technologies SE	10,615	249,387
*	Grand City Properties SA	14,474	167,131
	Grenke AG	12,463	216,652

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	H&R GmbH & Co. KGaA	5,091	$19,860
	Hannover Rueck SE	6,236	1,643,116
#Ω	Hapag-Lloyd AG	4,299	619,417
	Hawesko Holding SE	778	19,239
	Heidelberg Materials AG	33,220	4,674,585
*	Heidelberger Druckmaschinen AG	104,154	131,004
	Hella GmbH & Co. KGaA	4,604	429,151
*	HelloFresh SE	49,673	546,534
	Henkel AG & Co. KGaA	12,926	998,499
	Hensoldt AG	17,547	705,512
	HOCHTIEF AG	5,257	760,864
	Hornbach Holding AG & Co. KGaA	3,806	291,901
	HUGO BOSS AG	16,554	775,523
	Indus Holding AG	5,574	119,211
	Infineon Technologies AG (IFX GR)	171,440	5,636,690
	Init Innovation in Traffic Systems SE	1,931	74,261
Ω	Instone Real Estate Group SE	12,987	111,871
	IVU Traffic Technologies AG	3,219	52,258
	Jenoptik AG	19,012	426,376
Ω	JOST Werke SE	4,249	204,448
	K&S AG	29,980	416,301
	KION Group AG	25,717	954,981
	Kloeckner & Co. SE	10,042	51,075
	Knorr-Bremse AG	19,436	1,536,213
#*	Koenig & Bauer AG	4,757	80,731
#	Kontron AG	13,947	283,708
	Krones AG	6,122	835,368
	KWS Saat SE & Co. KGaA	4,288	269,751
	Lanxess AG	29,886	811,633
	LEG Immobilien SE	17,112	1,410,166
	Leifheit AG	2,142	35,779
*	LPKF Laser & Electronics SE	1,380	12,039
*	Medios AG	6,355	81,740
	Mercedes-Benz Group AG	118,354	7,200,674
	Merck KGaA	3,786	571,506
	METRO AG	36,311	145,125
	MLP SE	29,957	217,123
	MTU Aero Engines AG	2,113	721,828
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,604	7,373,807
	Multitude PLC	915	4,678
		Shares	Value»
GERMANY — (Continued)
#	Mutares SE & Co. KGaA	5,859	$161,990
#*	Nagarro SE	2,358	206,544
	Nemetschek SE	16,704	1,995,812
*	Nexus AG	2,995	214,384
*	Nordex SE	5,838	67,399
	Norma Group SE	11,272	193,383
	Patrizia SE	14,358	119,925
*	Pentixapharm Holding AG	3,524	10,942
	Pfeiffer Vacuum Technology AG	1,648	265,084
#	PNE AG	10,623	133,674
	ProCredit Holding AG	6,800	62,063
	ProSiebenSat.1 Media SE	48,292	277,457
*	PSI Software SE	450	10,456
	Puma SE (PUM GR)	32,557	1,021,646
#*	PVA TePla AG	7,215	103,387
	PWO AG	638	19,149
*	q.beyond AG	24,466	18,349
	Qiagen NV	18,053	802,794
	Rational AG	1,534	1,363,155
	Rheinmetall AG	7,903	6,178,835
#	RTL Group SA	13,920	425,367
	RWE AG	84,577	2,620,935
#	Salzgitter AG	9,915	183,010
	SAP SE (SAP GR)	18,493	5,096,192
*	Schaeffler AG	13,583	60,226
	Secunet Security Networks AG	327	43,018
*	SFC Energy AG	1,242	21,838
*	SGL Carbon SE	8,070	31,590
	Siemens AG (SIE GR)	45,545	9,763,758
#*	Siemens Energy AG	71,300	4,242,157
Ω	Siemens Healthineers AG	11,401	647,077
	Siltronic AG	6,260	286,245
	Sixt SE	3,711	301,369
#	SMA Solar Technology AG	6,446	90,124
	Stabilus SE	8,993	297,100
#	STRATEC SE	1,507	55,166
	Stroeer SE & Co. KGaA	12,688	749,941
	Suedzucker AG	23,658	260,337
	SUSS MicroTec SE	5,570	248,741
	Symrise AG	24,432	2,501,691
*	TAG Immobilien AG	46,284	687,848
	Takkt AG	9,190	77,755
*	Talanx AG	17,751	1,507,784
*Ω	TeamViewer SE	38,396	454,712
	Technotrans SE	1,819	32,972
	thyssenkrupp AG	189,118	937,191
*	TUI AG	186,434	1,577,107
	United Internet AG	29,847	500,557
#	Verbio SE	3,836	36,464
	Volkswagen AG	3,684	385,796

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Vonovia SE	60,028	$1,836,442
	Vossloh AG	3,762	184,868
#	Wacker Chemie AG	6,599	452,227
#	Wacker Neuson SE	12,005	203,597
	Washtec AG	4,170	172,611
*	Westwing Group SE	457	3,672
	Wuestenrot & Wuerttembergische AG	9,432	120,497
*Ω	Zalando SE	39,671	1,478,456
	Zeal Network SE	1,112	52,323
TOTAL GERMANY			209,875,390
GREECE — (0.2%)
	Aegean Airlines SA	12,199	137,221
*	Aktor SA Holding Company Technical & Energy Projects	8,800	46,984
	Alpha Services & Holdings SA	283,602	521,758
	Athens Water Supply & Sewage Co. SA	5,285	33,411
	Autohellas Tourist & Trading SA	5,110	57,887
#	Avax SA	6,223	12,439
	Bank of Greece	4,789	71,386
	Ellaktor SA	28,588	66,339
	ElvalHalcor SA	16,469	35,674
	Eurobank Ergasias Services & Holdings SA	167,181	418,408
*††	FF Group	1,384	0
	Fourlis Holdings SA	7,430	31,638
	GEK Terna SA	16,011	310,114
	Hellenic Exchanges - Athens Stock Exchange SA	7,855	40,363
	Hellenic Telecommunications Organization SA	14,364	217,202
	Helleniq Energy Holdings SA	35,467	275,577
	Holding Co. ADMIE IPTO SA	19,838	55,028
	Intracom Holdings SA	21,319	68,405
	Jumbo SA	18,848	509,183
	Kri-Kri Milk Industry SA	4,410	73,480
*	LAMDA Development SA	10,590	76,301
	Metlen Energy & Metals SA	10,596	380,890
	Motor Oil Hellas Corinth Refineries SA	22,934	506,718
	National Bank of Greece SA	48,124	417,027
		Shares	Value»
GREECE — (Continued)
	OPAP SA	9,527	$163,429
	Piraeus Financial Holdings SA	99,191	448,784
	Piraeus Port Authority SA	1,557	48,275
	Public Power Corp. SA	13,772	187,858
	Quest Holdings SA	7,220	47,246
	Sarantis SA	4,363	51,584
	Terna Energy SA	4,328	89,783
	Thrace Plastics Holding & Co.	5,555	23,436
	Titan Cement International SA (TITC BB)	2,126	101,548
	Titan Cement International SA (TITC GA)	11,123	526,247
TOTAL GREECE			6,051,623
HONG KONG — (1.0%)
	Aeon Credit Service Asia Co. Ltd.	80,000	59,497
	AIA Group Ltd.	839,600	5,902,509
*	Allied Group Ltd.	26,000	4,751
	Amrita Global	138,000	10,626
	APAC Resources Ltd.	194,095	23,470
*	Apollo Future Mobility Group Ltd.	9,200	637
	Asia Financial Holdings Ltd.	72,000	35,092
	ASMPT Ltd.	29,900	276,105
	Bank of East Asia Ltd.	392,172	496,508
	BOC Hong Kong Holdings Ltd.	285,000	926,459
	Bright Smart Securities & Commodities Group Ltd.	374,000	114,036
Ω	Budweiser Brewing Co. APAC Ltd.	194,400	177,977
	Build King Holdings Ltd.	90,000	10,658
	Cafe de Coral Holdings Ltd.	114,000	110,976
#	Cathay Pacific Airways Ltd.	439,454	593,331
*	Chi Kan Holdings Ltd.	28,000	8,325
*	China Energy Development Holdings Ltd.	2,788,000	20,959
	China Motor Bus Co. Ltd.	2,400	15,511
*	China Star Entertainment Ltd.	900,000	47,943

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Chinese Estates Holdings Ltd.	189,000	$28,444
	Chinney Investments Ltd.	20,000	1,646
	Chow Sang Sang Holdings International Ltd.	143,000	121,213
	CITIC Telecom International Holdings Ltd.	633,000	178,266
	CK Asset Holdings Ltd.	216,177	903,279
	CK Hutchison Holdings Ltd.	220,200	1,108,859
	CK Infrastructure Holdings Ltd.	42,000	286,013
*	CK Life Sciences International Holdings, Inc.	760,000	50,912
	CLP Holdings Ltd.	72,500	602,807
*	C-Mer Medical Holdings Ltd.	166,000	41,311
#††	Convoy, Inc.	1,758,000	7,062
*	Cowell e Holdings, Inc.	38,000	125,477
Ω	Crystal International Group Ltd.	117,000	69,530
*	CSC Holdings Ltd.	5,605,000	20,077
*	CSI Properties Ltd.	1,560,000	17,018
	CTF Services Ltd.	394,116	371,301
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	152,800	156,083
	Dah Sing Financial Holdings Ltd.	62,400	222,758
	Dickson Concepts International Ltd.	75,000	47,370
	Eagle Nice International Holdings Ltd.	128,000	67,196
††	EcoGreen International Group Ltd.	50,000	2,286
	Emperor Watch & Jewellery Ltd.	1,680,000	36,887
*	ENM Holdings Ltd.	360,000	12,144
Ω	ESR Group Ltd.	468,600	721,254
	Fairwood Holdings Ltd.	31,500	24,056
	Far East Consortium International Ltd.	542,901	61,343
	First Pacific Co. Ltd.	778,000	430,745
*Ω	FIT Hon Teng Ltd.	476,000	208,441
*Ω	Fosun Tourism Group	45,400	43,247
	FSE Lifestyle Services Ltd.	28,000	20,224
		Shares	Value»
HONG KONG — (Continued)
	Galaxy Entertainment Group Ltd.	159,000	$691,899
	Giordano International Ltd.	430,000	85,095
#††	Gold Financial Holdings Ltd.	184,000	0
	Great Eagle Holdings Ltd.	82,925	111,402
	G-Resources Group Ltd.	132,950	63,412
	Guoco Group Ltd.	2,000	17,918
	Guotai Junan International Holdings Ltd.	1,129,000	165,978
	Hang Lung Group Ltd.	259,000	343,333
	Hang Lung Properties Ltd.	622,248	492,223
	Hang Seng Bank Ltd.	47,300	592,696
	Henderson Land Development Co. Ltd.	162,909	451,824
	HK Electric Investments & HK Electric Investments Ltd.	394,000	264,626
	HKBN Ltd.	42,500	28,792
*	HKR International Ltd.	302,560	32,127
	HKT Trust & HKT Ltd.	832,000	1,023,310
	Hong Kong & China Gas Co. Ltd.	969,168	744,117
	Hong Kong Exchanges & Clearing Ltd.	68,746	2,690,695
	Hong Kong Ferry Holdings Co. Ltd.	18,000	9,630
#*	Hong Kong Technology Venture Co. Ltd.	144,055	24,053
	Hongkong & Shanghai Hotels Ltd.	173,683	129,585
	Hongkong Chinese Ltd.	140,360	4,488
Ω	Honma Golf Ltd.	53,500	22,580
	Hutchison Telecommunications Hong Kong Holdings Ltd.	604,000	72,080
	Hysan Development Co. Ltd.	121,000	174,959
	IGG, Inc.	169,000	87,989
#Ω	Impro Precision Industries Ltd.	27,000	7,394
*	IPE Group Ltd.	180,000	10,870
	Johnson Electric Holdings Ltd.	130,755	173,374

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	K Wah International Holdings Ltd.	465,072	$103,579
	Kerry Logistics Network Ltd.	167,000	140,228
	Kerry Properties Ltd.	198,000	389,461
	Kowloon Development Co. Ltd.	154,307	75,692
	KRP Development Holdings Ltd.	38,500	2,971
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	29,588
*	Lippo Ltd.	58,000	3,269
	Liu Chong Hing Investment Ltd.	84,000	42,602
	Luk Fook Holdings International Ltd.	116,000	213,300
	Man Wah Holdings Ltd.	603,600	365,936
#*	Melco International Development Ltd.	17,000	9,459
	MGM China Holdings Ltd.	138,400	194,948
*††	MH Development NPV	24,000	0
	Miramar Hotel & Investment	88,000	99,318
	Modern Dental Group Ltd.	140,000	73,858
*	Mongolian Mining Corp.	198,000	178,508
	MTR Corp. Ltd.	55,833	175,032
*	NagaCorp Ltd.	302,811	112,061
*	New Focus Auto Tech Holdings Ltd.	1,596,000	9,233
#	New World Development Co. Ltd.	455,952	244,658
*††	NewOcean Energy Holdings Ltd.	370,000	0
#	Nissin Foods Co. Ltd.	65,000	47,227
	Oriental Watch Holdings	155,596	70,342
*	Oshidori International Holdings Ltd.	1,594,198	34,262
	Pacific Basin Shipping Ltd.	2,193,000	443,886
	Pacific Textiles Holdings Ltd.	295,000	58,268
	PAX Global Technology Ltd.	292,000	179,761
	PC Partner Group Ltd.	102,000	69,267
	PCCW Ltd.	1,216,658	707,606
	Pentamaster International Ltd.	118,000	14,552
		Shares	Value»
HONG KONG — (Continued)
	Perfect Medical Health Management Ltd.	124,000	$33,759
	Pico Far East Holdings Ltd.	324,000	87,930
	Plover Bay Technologies Ltd.	104,000	64,757
	PRADA SpA	56,700	454,595
*	PT International Development Co. Ltd.	68,100	2,492
*	Public Financial Holdings Ltd.	144,000	26,261
#*	Regal Hotels International Holdings Ltd.	120,000	36,338
Ω	Regina Miracle International Holdings Ltd.	81,000	22,240
	Sa Sa International Holdings Ltd.	480,000	40,759
Ω	Samsonite International SA	414,900	1,208,672
*	Sands China Ltd.	125,600	301,944
	SAS Dragon Holdings Ltd.	88,000	46,930
	SEA Holdings Ltd.	36,582	6,679
*	Shandong Hi-Speed Holdings Group Ltd.	153,000	117,349
	Shangri-La Asia Ltd.	456,000	297,250
*	Shun Tak Holdings Ltd.	546,000	42,910
	Singamas Container Holdings Ltd.	570,000	52,118
	Sino Land Co. Ltd.	687,955	659,769
	SITC International Holdings Co. Ltd.	410,000	975,054
*	SJM Holdings Ltd.	565,499	177,768
	SmarTone Telecommunications Holdings Ltd.	138,000	72,155
*	Solomon Systech International Ltd.	524,000	31,616
	Soundwill Holdings Ltd.	41,000	27,946
	Stella International Holdings Ltd.	173,500	394,452
	Sun Hung Kai & Co. Ltd.	211,000	74,580
	Sun Hung Kai Properties Ltd.	76,500	683,860
	SUNeVision Holdings Ltd.	246,000	118,516
	Swire Pacific Ltd. (19 HK), Class A	60,000	521,082
	Swire Pacific Ltd. (87 HK), Class B	47,500	66,696

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Properties Ltd.	90,000	$177,729
	TAI Cheung Holdings Ltd.	108,000	40,607
	Techtronic Industries Co. Ltd.	95,000	1,277,663
*	Television Broadcasts Ltd.	110,900	45,363
	Texhong International Group Ltd.	122,000	62,281
	Texwinca Holdings Ltd.	332,000	31,698
#	Theme International Holdings Ltd.	1,660,000	84,448
*	Tongda Group Holdings Ltd.	2,489,999	26,528
	Town Health International Medical Group Ltd.	254,000	9,299
	Tradelink Electronic Commerce Ltd.	290,000	34,271
	Transport International Holdings Ltd.	78,266	81,982
	Tycoon Group Holdings Ltd.	44,000	19,374
	United Laboratories International Holdings Ltd.	452,000	671,935
#††	Untrade.China Dili	715,599	11,370
*††	Untrade.Genting Hk	188,000	0
*	Value Partners Group Ltd.	303,000	56,011
	Vesync Co. Ltd.	44,000	29,766
	Vitasoy International Holdings Ltd.	200,000	230,074
	Viva Goods Company Ltd.	144,000	10,839
*	Vobile Group Ltd.	236,000	103,349
	VSTECS Holdings Ltd.	350,000	212,678
	VTech Holdings Ltd.	55,300	364,607
Ω	WH Group Ltd.	2,130,632	1,662,095
	Wharf Real Estate Investment Co. Ltd.	179,000	445,429
	Wing Tai Properties Ltd.	52,000	11,370
#	Wynn Macau Ltd.	259,600	189,812
*	Xingye Alloy Materials Group Ltd.	86,000	11,216
	Xinyi Glass Holdings Ltd.	662,054	612,785
	Yue Yuen Industrial Holdings Ltd.	300,000	639,350
*	Zensun Enterprises Ltd.	135,000	2,864
TOTAL HONG KONG			41,231,210
		Shares	Value»
HUNGARY — (0.1%)
*	4iG Nyrt	16,803	$58,869
	Magyar Telekom Telecommunications PLC	100,745	354,765
	MOL Hungarian Oil & Gas PLC	92,753	677,604
	Opus Global Nyrt	27,448	37,788
	OTP Bank Nyrt	21,980	1,359,890
	Richter Gedeon Nyrt	6,597	170,853
TOTAL HUNGARY			2,659,769
INDIA — (6.0%)
	360 ONE WAM Ltd.	36,444	423,639
*	3i Infotech Ltd.	46,456	15,193
	3M India Ltd.	64	21,755
	Aarti Drugs Ltd.	15,323	71,593
	Aarti Industries Ltd.	40,532	208,216
	Aarti Pharmalabs Ltd.	11,960	80,288
*	Aavas Financiers Ltd.	4,162	81,967
	ABB India Ltd.	3,063	207,632
	Abbott India Ltd.	863	260,692
	ACC Ltd.	17,719	409,032
	Accelya Solutions India Ltd.	740	12,285
	Action Construction Equipment Ltd.	11,951	175,127
*	Adani Energy Solutions Ltd.	18,111	156,608
	Adani Enterprises Ltd.	4,425	116,848
*	Adani Green Energy Ltd.	9,405	108,699
	Adani Ports & Special Economic Zone Ltd.	44,017	555,846
*	Adani Power Ltd.	77,143	455,872
	Adani Total Gas Ltd.	15,559	114,787
	ADF Foods Ltd.	11,330	35,198
*	Aditya Birla Capital Ltd.	190,334	391,962
*	Aditya Birla Fashion & Retail Ltd.	37,022	116,500
	Aditya Birla Real Estate Ltd.	10,267	253,769
	Advanced Enzyme Technologies Ltd.	14,719	55,771
	Aegis Logistics Ltd.	45,524	366,225
*	Affle India Ltd.	6,687	116,356
	Agarwal Industrial Corp. Ltd.	1,662	21,671
	AGI Greenpac Ltd.	11,207	101,097
	Agro Tech Foods Ltd.	1,165	10,655
	Ahluwalia Contracts India Ltd.	9,019	88,640
	AIA Engineering Ltd.	10,045	428,131
	Ajanta Pharma Ltd.	17,411	539,523

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ajmera Realty & Infra India Ltd.	1,123	$12,214
	Akzo Nobel India Ltd.	2,300	100,603
	Alembic Ltd.	28,091	37,871
	Alembic Pharmaceuticals Ltd.	25,708	271,692
	Alkem Laboratories Ltd.	6,176	360,278
	Alkyl Amines Chemicals	3,302	64,892
	Allcargo Logistics Ltd.	125,488	61,145
*	Allcargo Terminals Ltd.	31,372	11,894
	Allied Digital Services Ltd.	4,502	11,998
	Amara Raja Energy & Mobility Ltd.	26,543	316,646
	Ambuja Cements Ltd.	59,988	353,798
	Anant Raj Ltd.	34,045	233,713
	Andhra Paper Ltd.	11,595	11,669
	Andhra Sugars Ltd.	28,073	27,839
	Angel One Ltd.	5,945	160,369
	Anup Engineering Ltd.	1,045	34,028
	Apar Industries Ltd.	4,455	383,096
	Apcotex Industries Ltd.	3,910	15,372
	APL Apollo Tubes Ltd.	39,124	681,058
	Apollo Hospitals Enterprise Ltd.	13,609	1,070,714
	Apollo Tyres Ltd.	127,582	640,576
	Arvind Fashions Ltd.	19,213	105,680
	Arvind Ltd.	61,309	239,598
	Asahi India Glass Ltd.	21,844	169,081
*	Ashapura Minechem Ltd.	7,479	40,721
	Ashiana Housing Ltd.	8,633	32,462
	Ashok Leyland Ltd.	388,726	971,651
*	Ashoka Buildcon Ltd.	45,156	133,589
*	Asian Granito India Ltd.	16,696	11,717
	Asian Paints Ltd.	22,765	604,231
Ω	Aster DM Healthcare Ltd.	42,764	241,855
	Astra Microwave Products Ltd.	16,150	136,452
	Astral Ltd.	18,825	326,822
	AstraZeneca Pharma India Ltd.	1,165	97,225
	Atul Ltd.	3,539	256,353
Ω	AU Small Finance Bank Ltd.	27,468	190,405
	AurionPro Solutions Ltd.	1,429	24,572
		Shares	Value»
INDIA — (Continued)
	Aurobindo Pharma Ltd.	93,734	$1,263,289
	Automotive Axles Ltd.	1,309	25,797
	Avadh Sugar & Energy Ltd.	1,742	8,972
	Avanti Feeds Ltd.	11,662	95,006
*Ω	Avenue Supermarts Ltd.	1,757	74,103
	Axis Bank Ltd. (AXB LI), GDR	654	37,147
	Axis Bank Ltd. (AXSB IN)	325,607	3,692,675
*	AXISCADES Technologies Ltd.	4,798	37,230
	Bajaj Auto Ltd.	5,840	596,850
	Bajaj Consumer Care Ltd.	17,197	37,534
	Bajaj Finance Ltd.	30,422	2,763,235
	Bajaj Finserv Ltd.	24,550	491,934
*	Bajaj Hindusthan Sugar Ltd.	308,050	98,420
	Bajaj Holdings & Investment Ltd.	7,628	1,014,247
	Balaji Amines Ltd.	4,219	83,461
	Balkrishna Industries Ltd.	18,116	577,804
	Balmer Lawrie & Co. Ltd.	31,202	70,857
	Balrampur Chini Mills Ltd.	73,082	407,448
	Banco Products India Ltd.	13,958	72,500
Ω	Bandhan Bank Ltd.	81,388	141,798
	Bank of Baroda	269,632	661,869
	Bank of India	99,928	128,940
	Bank of Maharashtra	340,405	200,014
	Bannari Amman Sugars Ltd.	790	32,763
	BASF India Ltd.	3,176	168,670
	Bata India Ltd.	11,145	166,191
	Bayer CropScience Ltd.	2,238	131,658
	BCL Industries Ltd.	25,237	13,629
	BEML Ltd.	2,685	119,178
	Berger Paints India Ltd.	41,751	227,997
*	BF Utilities Ltd.	4,868	44,628
	Bhansali Engineering Polymers Ltd.	21,684	30,423
	Bharat Bijlee Ltd.	2,736	101,810
	Bharat Dynamics Ltd.	2,585	38,909
	Bharat Electronics Ltd.	289,753	977,607
	Bharat Forge Ltd.	56,042	798,549
	Bharat Heavy Electricals Ltd.	171,255	409,239

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Petroleum Corp. Ltd.	154,900	$465,477
	Bharat Rasayan Ltd.	275	32,606
*	Bharat Wire Ropes Ltd.	6,995	15,140
	Bharti Airtel Ltd.	235,610	4,409,812
	Biocon Ltd.	14,258	59,322
	Birla Corp. Ltd.	9,881	132,635
	Birlasoft Ltd.	67,428	415,146
*	BL Kashyap & Sons Ltd.	15,593	11,815
*	Black Box Ltd.	6,786	40,215
	BLS International Services Ltd.	24,917	125,798
	Blue Dart Express Ltd.	1,965	150,369
	Blue Star Ltd.	18,366	385,067
	Bombay Burmah Trading Co.	7,539	183,284
	Bombay Dyeing & Manufacturing Co. Ltd.	40,613	74,847
*	Borosil Ltd.	2,074	9,250
*	Borosil Scientific Ltd.	1,555	2,844
	Bosch Ltd.	334	110,766
	Brigade Enterprises Ltd.	28,660	381,813
*	Brightcom Group Ltd.	2,124	251
	Britannia Industries Ltd.	12,482	738,290
	BSE Ltd.	10,161	619,813
	Camlicon Consultants Pvt. Ltd.	571	835
*	Camlin Fine Sciences Ltd.	4,683	6,810
	Can Fin Homes Ltd.	29,945	229,626
	Canara Bank	481,695	515,701
	Cantabil Retail India Ltd.	4,199	13,760
*	Capacit'e Infraprojects Ltd.	8,742	36,415
	Caplin Point Laboratories Ltd.	7,151	171,874
	Carborundum Universal Ltd.	22,029	300,908
	Care Ratings Ltd.	5,502	78,662
*	Cartrade Tech Ltd.	2,615	49,735
	Carysil Ltd.	1,277	10,140
	Castrol India Ltd.	146,405	298,612
	CCL Products India Ltd.	29,206	209,988
	CE Info Systems Ltd.	3,960	77,409
	Ceat Ltd.	9,078	299,752
	Central Depository Services India Ltd.	37,632	567,485
	Centum Electronics Ltd.	361	7,157
	Century Enka Ltd.	5,766	35,750
		Shares	Value»
INDIA — (Continued)
	Century Plyboards India Ltd.	21,503	$199,404
	Cera Sanitaryware Ltd.	1,968	152,218
	CESC Ltd.	157,900	259,502
	CG Power & Industrial Solutions Ltd.	114,503	840,169
*	Chalet Hotels Ltd.	7,284	64,470
	Chambal Fertilisers & Chemicals Ltd.	65,205	377,696
*	Chemplast Sanmar Ltd.	7,729	42,261
	Chennai Petroleum Corp. Ltd.	15,098	94,053
*	Choice International Ltd.	10,011	58,622
	Cholamandalam Financial Holdings Ltd.	31,559	553,743
	Cholamandalam Investment & Finance Co. Ltd.	88,373	1,311,659
	CIE Automotive India Ltd.	39,842	212,627
	Cipla Ltd.	103,155	1,759,696
	City Union Bank Ltd.	137,091	274,271
	CMS Info Systems Ltd.	2,724	13,554
	Coal India Ltd.	125,372	571,429
Ω	Cochin Shipyard Ltd.	4,869	85,749
	Coforge Ltd.	8,045	762,500
	Colgate-Palmolive India Ltd.	23,255	756,438
	Computer Age Management Services Ltd.	15,653	648,003
	Confidence Petroleum India Ltd.	13,575	10,712
	Container Corp. of India Ltd.	52,193	467,258
	Control Print Ltd.	1,123	8,736
	Coromandel International Ltd.	36,743	766,170
	Cosmo First Ltd.	5,608	48,322
	CreditAccess Grameen Ltd.	8,631	105,869
	CRISIL Ltd.	6,719	418,001
	Crompton Greaves Consumer Electricals Ltd.	134,422	529,629
*	CSB Bank Ltd.	12,954	45,729
	Cummins India Ltd.	10,803	364,680
	Cyient Ltd.	19,478	325,067
*Ω	D.P. Abhushan Ltd.	235	4,394
	Dabur India Ltd.	29,050	177,270
	Dalmia Bharat Ltd.	15,075	323,463

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dalmia Bharat Sugar & Industries Ltd.	7,147	$28,837
	Datamatics Global Services Ltd.	3,343	23,338
	DB Corp. Ltd.	20,803	62,594
	DCB Bank Ltd.	72,669	99,469
	DCM Shriram Industries Ltd.	4,675	9,194
	DCM Shriram Ltd.	19,345	260,032
*	DCW Ltd.	49,031	44,629
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	260,609
	Deepak Nitrite Ltd.	12,191	326,211
	Delta Corp. Ltd.	32,285	37,898
*	DEN Networks Ltd.	41,201	18,663
*	Dhampur Sugar Mills Ltd.	16,030	28,263
*	Dhani Services Ltd.	83,065	74,070
	Dhanuka Agritech Ltd.	5,532	92,932
Ω	Dilip Buildcon Ltd.	15,884	79,415
*	Dish TV India Ltd.	343,258	33,162
*	Dishman Carbogen Amcis Ltd.	27,694	73,918
	Divi's Laboratories Ltd.	6,321	404,675
	Dixon Technologies India Ltd.	9,427	1,626,112
	DLF Ltd.	61,542	526,648
	Dollar Industries Ltd.	2,788	13,610
Ω	Dr. Lal PathLabs Ltd.	10,564	345,606
	Dr. Reddy's Laboratories Ltd., ADR	77,605	1,072,501
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	76,660	1,074,093
*	Dredging Corp. of India Ltd.	2,467	21,579
*	Dwarikesh Sugar Industries Ltd.	22,415	13,091
	Dynamatic Technologies Ltd.	1,057	85,277
	eClerx Services Ltd.	13,635	475,390
	Edelweiss Financial Services Ltd.	141,455	177,961
	Eicher Motors Ltd.	14,278	854,874
*	EID Parry India Ltd.	27,575	260,268
	EIH Associated Hotels	7,004	30,316
	EIH Ltd.	48,193	205,543
	Eimco Elecon India Ltd.	301	5,683
	Elecon Engineering Co. Ltd.	18,744	115,196
		Shares	Value»
INDIA — (Continued)
	Electrosteel Castings Ltd.	143,137	$211,051
	Elgi Equipments Ltd.	39,675	247,524
	Emami Ltd.	64,593	437,155
Ω	Endurance Technologies Ltd.	6,331	144,741
	Engineers India Ltd.	88,087	172,939
	Epigral Ltd.	4,041	85,529
	EPL Ltd.	35,420	92,817
*	Equinox India Developments Ltd.	108,361	180,411
Ω	Equitas Small Finance Bank Ltd.	103,405	80,186
*Ω	Eris Lifesciences Ltd.	11,309	160,332
	ESAB India Ltd.	1,538	88,592
	Escorts Kubota Ltd.	7,522	316,758
	Eveready Industries India Ltd.	747	3,044
	Everest Industries Ltd.	2,593	18,986
	Excel Industries Ltd.	1,267	18,591
	Exide Industries Ltd.	132,617	573,431
	Fairchem Organics Ltd.	494	6,344
	FDC Ltd.	17,971	96,410
	Federal Bank Ltd.	595,372	1,280,286
*	Federal-Mogul Goetze India Ltd.	2,733	12,334
	FIEM Industries Ltd.	3,998	64,521
	Filatex India Ltd.	59,200	33,453
	Fine Organic Industries Ltd.	2,856	146,316
	Fineotex Chemical Ltd.	4,855	18,133
	Finolex Cables Ltd.	22,825	262,788
	Finolex Industries Ltd.	77,237	182,975
	Firstsource Solutions Ltd.	78,315	301,318
	Force Motors Ltd.	3,168	230,228
	Fortis Healthcare Ltd.	85,350	633,056
	Gabriel India Ltd.	27,470	147,044
	GAIL India Ltd. (GAIL IN)	498,685	1,013,920
	Galaxy Surfactants Ltd.	2,459	67,477
*	Ganesh Benzoplast Ltd.	12,237	17,601
	Ganesh Housing Corp. Ltd.	5,906	92,252
	Ganesha Ecosphere Ltd.	592	11,765
	Garware Technical Fibres Ltd.	20,415	191,655
	Gateway Distriparks Ltd.	127,292	112,141
	GE Vernova T&D India Ltd	16,366	334,781

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Geojit Financial Services Ltd.	22,705	$23,250
	GHCL Ltd.	23,955	200,971
	GHCL Textiles Ltd.	23,955	25,828
	GIC Housing Finance Ltd.	18,109	38,673
	Gillette India Ltd.	2,294	227,276
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	194,295
	Glenmark Pharmaceuticals Ltd.	32,843	547,928
*	Global Health Ltd.	4,856	58,428
	GM Breweries Ltd.	1,738	14,356
	GMM Pfaudler Ltd.	1,759	24,083
*	GMR Airports Ltd.	254,718	212,467
	GOCL Corp. Ltd.	2,447	10,081
	Godawari Power & Ispat Ltd.	85,030	176,356
	Godfrey Phillips India Ltd.	5,565	289,199
Ω	Godrej Agrovet Ltd.	5,445	46,442
	Godrej Consumer Products Ltd.	35,807	460,763
*	Godrej Industries Ltd.	28,056	287,639
*	Godrej Properties Ltd.	7,841	209,395
*	Gokaldas Exports Ltd.	6,724	73,099
	Goldiam International Ltd.	61	345
	Goodyear India Ltd.	2,222	24,305
	Granules India Ltd.	56,623	362,538
	Graphite India Ltd.	29,629	162,124
	Grasim Industries Ltd.	52,929	1,527,673
	Grauer & Weil India Ltd.	25,612	28,772
	Gravita India Ltd.	5,903	138,065
	Great Eastern Shipping Co. Ltd.	40,133	454,737
	Greaves Cotton Ltd.	36,228	110,071
	Greenlam Industries Ltd.	7,333	46,391
	Greenpanel Industries Ltd.	16,581	65,853
	Greenply Industries Ltd.	16,548	53,244
	Grindwell Norton Ltd.	10,137	221,777
	Gufic Biosciences Ltd.	1,603	8,400
	Gujarat Alkalies & Chemicals Ltd.	11,750	93,894
	Gujarat Ambuja Exports Ltd.	72,824	95,464
	Gujarat Fluorochemicals Ltd.	9,285	380,961
		Shares	Value»
INDIA — (Continued)
	Gujarat Gas Ltd.	24,930	$139,516
	Gujarat Industries Power Co. Ltd.	12,468	28,013
	Gujarat Mineral Development Corp. Ltd.	43,682	161,421
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	28,954	184,557
	Gujarat Pipavav Port Ltd.	78,226	136,723
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	155,131
	Gujarat State Petronet Ltd.	109,563	434,642
	Gulf Oil Lubricants India Ltd.	4,483	52,742
Ω	Harsha Engineers Ltd.	3,373	16,148
*	Hathway Cable & Datacom Ltd.	136,860	23,655
	Hatsun Agro Product Ltd.	19,342	209,604
	Havells India Ltd.	37,085	668,286
	HBL Engineering Ltd.	65,276	447,393
	HCL Technologies Ltd.	125,194	2,491,044
Ω	HDFC Asset Management Co. Ltd.	22,023	1,014,075
	HDFC Bank Ltd.	284,137	5,563,972
Ω	HDFC Life Insurance Co. Ltd.	22,041	162,067
*	HealthCare Global Enterprises Ltd.	9,266	54,804
	HEG Ltd.	29,265	132,590
	HeidelbergCement India Ltd.	24,203	60,671
	Heritage Foods Ltd.	15,124	75,387
	Hero MotoCorp Ltd. (HMCL IN)	29,861	1,490,488
	Hester Biosciences Ltd.	1,115	24,646
*	Heubach Colorants India Ltd.	1,829	11,773
	HFCL Ltd.	235,479	265,294
	HG Infra Engineering Ltd.	5,215	76,308
	Hikal Ltd.	13,133	53,652
	HIL Ltd.	1,370	31,565
	Himadri Speciality Chemical Ltd.	68,255	386,349
	Himatsingka Seide Ltd.	8,151	14,959
	Hindalco Industries Ltd.	279,844	1,909,594

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hinduja Global Solutions Ltd.	6,335	$45,434
	Hindustan Aeronautics Ltd.	25,408	1,156,832
*	Hindustan Construction Co. Ltd.	210,610	77,651
	Hindustan Copper Ltd.	65,061	177,611
*	Hindustan Oil Exploration Co. Ltd.	11,080	25,166
	Hindustan Petroleum Corp. Ltd.	141,325	581,784
	Hindustan Unilever Ltd.	36,054	1,027,638
	Hitachi Energy India Ltd.	598	88,257
	HI-Tech Pipes Ltd.	12,979	19,459
	Hle Glascoat Ltd.	1,465	5,317
Ω	Home First Finance Co. India Ltd.	2,525	29,050
	Honda India Power Products Ltd.	1,245	36,083
	HPL Electric & Power Ltd.	2,975	16,555
	Huhtamaki India Ltd.	7,123	18,530
	I G Petrochemicals Ltd.	4,751	23,754
	ICICI Bank Ltd. (IBN US), Sponsored ADR	255,427	7,323,092
	ICICI Bank Ltd. (ICICIBC IN)	115,986	1,669,302
Ω	ICICI Lombard General Insurance Co. Ltd.	10,884	233,799
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	122,734
Ω	ICICI Securities Ltd.	18,452	175,270
	ICRA Ltd.	930	67,073
*	IDFC First Bank Ltd.	1,647,992	1,199,181
*	IFB Industries Ltd.	1,075	17,102
	IFGL Refractories Ltd.	793	3,711
*	IIFL Capital Services Ltd.	40,597	118,085
	IIFL Finance Ltd.	61,664	252,372
*	India Cements Ltd.	86,812	264,819
	India Glycols Ltd.	4,576	67,281
	India Nippon Electricals Ltd.	818	5,980
	India Power Corp. Ltd.	95,714	16,795
	Indian Bank	65,141	415,716
Ω	Indian Energy Exchange Ltd.	127,492	255,782
		Shares	Value»
INDIA — (Continued)
	Indian Hotels Co. Ltd.	80,939	$712,165
	Indian Metals & Ferro Alloys Ltd.	2,769	22,421
	Indian Oil Corp. Ltd.	177,575	262,992
	Indian Railway Catering & Tourism Corp. Ltd.	39,483	374,529
Ω	Indian Railway Finance Corp. Ltd.	141,713	245,400
	Indo Count Industries Ltd.	29,913	102,476
	Indoco Remedies Ltd.	6,213	17,854
	Indraprastha Gas Ltd.	124,532	289,454
*	Indus Towers Ltd.	268,556	1,068,846
	IndusInd Bank Ltd.	35,507	406,594
	Infibeam Avenues Ltd.	338,796	88,556
	Info Edge India Ltd.	10,987	976,473
	Infosys Ltd. (INFO IN)	301,896	6,580,057
	Ingersoll Rand India Ltd.	2,188	93,998
*	Inox Wind Ltd.	45,516	87,923
	Insecticides India Ltd.	1,658	12,410
	Intellect Design Arena Ltd.	19,043	177,038
*Ω	InterGlobe Aviation Ltd.	14,591	726,327
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	36,752
	ION Exchange India Ltd.	9,414	63,111
	Ipca Laboratories Ltd.	27,394	455,179
	IRB Infrastructure Developers Ltd.	370,150	244,593
Ω	IRCON International Ltd.	85,488	215,974
	ISGEC Heavy Engineering Ltd.	2,547	33,899
*	ITC Hotels Ltd.	40,889	76,475
	ITC Ltd.	408,889	2,107,600
	ITD Cementation India Ltd.	28,429	176,551
	J Kumar Infraprojects Ltd.	14,754	124,977
	Jagran Prakashan Ltd.	29,376	26,186
	Jai Corp. Ltd.	15,752	24,670
*	Jain Irrigation Systems Ltd.	105,210	85,540
*	Jaiprakash Power Ventures Ltd.	890,583	167,911
	Jammu & Kashmir Bank Ltd.	173,236	197,478
	Jamna Auto Industries Ltd.	27,803	28,735

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JB Chemicals & Pharmaceuticals Ltd.	21,236	$430,706
	JBM Auto Ltd.	4,806	44,496
	Jindal Poly Films Ltd.	2,062	20,639
	Jindal Saw Ltd.	136,410	390,999
	Jindal Stainless Ltd.	171,783	1,289,834
	Jindal Steel & Power Ltd.	101,206	914,943
*	Jio Financial Services Ltd.	235,961	659,723
	JK Cement Ltd.	9,251	511,441
	JK Lakshmi Cement Ltd.	16,149	148,956
	JK Paper Ltd.	39,899	167,991
	JK Tyre & Industries Ltd.	44,973	165,362
	JM Financial Ltd.	126,883	160,596
	JSW Energy Ltd.	37,102	217,487
	JSW Steel Ltd.	108,473	1,177,629
	JTEKT India Ltd.	16,195	28,479
	Jubilant Foodworks Ltd.	100,705	813,191
	Jubilant Ingrevia Ltd.	25,905	208,341
	Jubilant Pharmova Ltd.	24,138	269,858
*	Just Dial Ltd.	7,669	78,629
	Jyothy Labs Ltd.	46,607	214,420
	Kajaria Ceramics Ltd.	35,331	402,602
	Kalpataru Projects International Ltd.	26,041	317,525
	Kalyan Jewellers India Ltd.	20,187	116,614
	Kalyani Steels Ltd.	8,932	91,935
	Kamdhenu Ltd.	11,930	5,649
	Kansai Nerolac Paints Ltd.	18,894	50,820
	Karnataka Bank Ltd.	111,612	245,688
	Karur Vysya Bank Ltd.	162,946	447,516
	Kaveri Seed Co. Ltd.	8,491	88,544
	KCP Ltd.	18,420	44,056
	KDDL Ltd.	536	14,752
	KEC International Ltd.	39,834	387,073
	KEI Industries Ltd.	14,956	694,966
*	Kellton Tech Solutions Ltd.	10,745	18,048
	Kennametal India Ltd.	1,297	36,204
	Kewal Kiran Clothing Ltd.	3,299	21,290
*	Kiri Industries Ltd.	4,565	32,800
	Kirloskar Brothers Ltd.	6,585	140,983
	Kirloskar Oil Engines Ltd.	21,264	220,950
	Kirloskar Pneumatic Co. Ltd.	1,534	20,059
		Shares	Value»
INDIA — (Continued)
	KNR Constructions Ltd.	54,457	$187,328
	Kolte-Patil Developers Ltd.	10,501	34,457
	Kopran Ltd.	9,842	20,735
	Kotak Mahindra Bank Ltd.	41,331	903,296
	KPIT Technologies Ltd.	56,455	917,608
	KPR Mill Ltd.	43,921	469,012
	KRBL Ltd.	12,438	39,583
*Ω	Krishna Institute of Medical Sciences Ltd.	14,480	101,675
	Krsnaa Diagnostics Ltd.	3,815	37,086
	KSB Ltd.	19,515	158,269
	Ksolves India Ltd.	690	7,931
	L&T Finance Ltd.	284,262	476,602
Ω	L&T Technology Services Ltd.	5,604	348,866
	LA Opala RG Ltd.	1,909	5,964
	Larsen & Toubro Ltd.	27,381	1,122,411
Ω	Laurus Labs Ltd.	75,399	507,822
	Laxmi Organic Industries Ltd.	3,180	7,927
*Ω	Lemon Tree Hotels Ltd.	47,536	74,453
	LG Balakrishnan & Bros Ltd.	7,963	124,272
	LIC Housing Finance Ltd.	115,367	795,917
	Lincoln Pharmaceuticals Ltd.	1,483	12,320
	Linde India Ltd.	2,601	187,352
	LMW Ltd.	771	139,460
	LT Foods Ltd.	41,256	185,506
Ω	LTIMindtree Ltd.	17,228	1,174,018
	Lumax Auto Technologies Ltd.	10,082	63,025
	Lumax Industries Ltd.	1,052	26,452
	Lupin Ltd.	62,163	1,495,260
	LUX Industries Ltd.	1,387	25,002
	Mahanagar Gas Ltd.	12,194	193,250
	Maharashtra Scooters Ltd.	487	52,321
	Maharashtra Seamless Ltd.	18,958	135,503
	Mahindra & Mahindra Financial Services Ltd.	160,349	525,890
	Mahindra & Mahindra Ltd.	71,093	2,451,633
*	Mahindra Holidays & Resorts India Ltd.	34,822	136,095

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mahindra Lifespace Developers Ltd.	27,548	$132,766
Ω	Mahindra Logistics Ltd.	9,557	40,631
	Maithan Alloys Ltd.	2,030	22,946
*	Man Industries India Ltd.	2,266	7,579
	Man Infraconstruction Ltd.	30,854	71,652
	Manali Petrochemicals Ltd.	12,348	8,596
	Manappuram Finance Ltd.	235,523	530,869
	Mangalam Cement Ltd.	2,293	22,723
	Mangalore Refinery & Petrochemicals Ltd.	40,362	60,189
	Marico Ltd.	106,063	819,957
	Marksans Pharma Ltd.	74,161	206,375
	Maruti Suzuki India Ltd.	4,897	693,639
Ω	MAS Financial Services Ltd.	17,424	50,619
	Mastek Ltd.	4,519	134,070
*	Max Estates Ltd.	6,858	41,968
	Max Healthcare Institute Ltd.	28,599	351,039
*	Max India Ltd.	2,849	8,412
	Mayur Uniquoters Ltd.	8,317	53,012
	Mazagon Dock Shipbuilders Ltd.	4,176	119,315
Ω	Medi Assist Healthcare Services Ltd.	3,525	23,158
*	Meghmani Organics Ltd.	33,015	29,579
*Ω	Metropolis Healthcare Ltd.	7,719	159,202
	Minda Corp. Ltd.	11,926	78,137
Ω	Mishra Dhatu Nigam Ltd.	14,607	55,201
	MM Forgings Ltd.	7,250	36,221
	MOIL Ltd.	22,181	78,947
	Monte Carlo Fashions Ltd.	3,649	28,682
*	Morepen Laboratories Ltd.	106,810	79,735
	Motherson Sumi Wiring India Ltd.	543,670	350,909
	Motilal Oswal Financial Services Ltd.	49,532	363,420
	Mphasis Ltd.	33,542	1,102,391
	MPS Ltd.	256	7,786
	MRF Ltd.	693	910,831
		Shares	Value»
INDIA — (Continued)
	Mrs Bectors Food Specialities Ltd.	6,046	$102,579
	MSTC Ltd.	7,750	54,477
	Muthoot Finance Ltd.	66,141	1,713,919
*	Nalwa Sons Investments Ltd.	187	13,289
	Narayana Hrudayalaya Ltd.	24,947	396,326
	Natco Pharma Ltd.	20,784	281,758
	National Aluminium Co. Ltd.	319,195	739,826
	National Fertilizers Ltd.	35,078	43,166
	Nava Ltd.	84,826	433,416
	Navin Fluorine International Ltd.	1,958	93,534
	Navneet Education Ltd.	38,450	62,359
*	Nazara Technologies Ltd.	4,090	44,165
	NCC Ltd.	133,271	384,797
	NCL Industries Ltd.	8,249	19,372
	NELCO Ltd.	3,872	45,448
	Neogen Chemicals Ltd.	1,069	23,459
	NESCO Ltd.	8,606	95,477
	Nestle India Ltd.	30,631	812,108
	Neuland Laboratories Ltd.	1,127	183,050
	Newgen Software Technologies Ltd.	4,385	53,071
	NHPC Ltd.	332,705	309,730
	NIIT Learning Systems Ltd.	25,172	136,671
	NIIT Ltd.	36,661	62,926
	Nilkamal Ltd.	2,650	52,429
Ω	Nippon Life India Asset Management Ltd.	24,720	165,766
	Nitin Spinners Ltd.	8,550	40,886
	NLC India Ltd.	66,590	168,751
	NMDC Ltd.	788,721	598,527
*	NMDC Steel Ltd.	262,907	125,937
	NOCIL Ltd.	39,174	104,914
	Novartis India Ltd.	1,821	18,209
	NRB Bearings Ltd.	20,512	60,439
	NTPC Ltd.	299,031	1,117,654
	Nucleus Software Exports Ltd.	3,058	32,628
	Nuvama Wealth Management Ltd.	1,578	101,410
	Oberoi Realty Ltd.	36,793	766,989
*	Odigma Consultancy Solutions Ltd.	3,806	2,492
	Oil & Natural Gas Corp. Ltd.	129,321	390,210
	Oil India Ltd.	85,333	413,894

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Onesource Specialty Pharma Ltd.	9,740	$174,463
	Oracle Financial Services Software Ltd.	5,863	615,757
	Orient Cement Ltd.	38,546	151,658
	Orient Electric Ltd.	29,101	73,598
*	Orient Green Power Co. Ltd.	135,608	24,326
	Orient Paper & Industries Ltd.	48,586	17,474
	Oriental Hotels Ltd.	5,689	9,754
	Page Industries Ltd.	938	483,947
	Paisalo Digital Ltd.	133,713	66,540
	Panama Petrochem Ltd.	5,121	22,362
Ω	Parag Milk Foods Ltd., Class F	9,183	17,952
	Patanjali Foods Ltd.	5,883	122,243
*	Patel Engineering Ltd.	182,926	104,382
*	PB Fintech Ltd.	11,473	228,776
*	PC Jeweller Ltd.	661,290	109,378
	PCBL Chemical Ltd.	61,168	265,141
*	Peninsula Land Ltd.	27,605	11,314
*	Pennar Industries Ltd.	19,375	36,731
	Persistent Systems Ltd.	21,594	1,502,940
	Petronet LNG Ltd.	282,882	1,028,211
	PG Electroplast Ltd.	15,159	135,957
	Phoenix Mills Ltd.	23,628	445,945
	PI Industries Ltd.	13,700	549,923
	Pidilite Industries Ltd.	15,447	513,346
	Piramal Enterprises Ltd.	28,361	332,998
	Piramal Pharma Ltd.	130,810	350,428
	Pitti Engineering Ltd.	587	7,811
	PNB Gilts Ltd.	10,371	11,805
*Ω	PNB Housing Finance Ltd.	40,860	415,702
	PNC Infratech Ltd.	41,157	151,624
	Poly Medicure Ltd.	5,713	153,542
	Polycab India Ltd.	6,068	420,983
	Polyplex Corp. Ltd.	6,105	79,559
	Poonawalla Fincorp Ltd.	59,773	213,567
	Power Finance Corp. Ltd.	421,622	2,052,430
	Power Grid Corp. of India Ltd.	318,901	1,108,749
	Power Mech Projects Ltd.	3,950	97,687
	Praj Industries Ltd.	36,615	266,257
	Prakash Industries Ltd.	57,269	103,155
	Prakash Pipes Ltd.	1,197	6,189
Ω	Prataap Snacks Ltd.	2,707	30,848
		Shares	Value»
INDIA — (Continued)
	Precision Wires India Ltd.	13,794	$25,220
	Premier Explosives Ltd. (PRE IN)	1,971	10,405
	Prestige Estates Projects Ltd.	37,413	596,891
*	Pricol Ltd.	26,229	151,584
	Prince Pipes & Fittings Ltd.	10,574	45,178
*	Prism Johnson Ltd.	43,150	69,377
	Privi Speciality Chemicals Ltd.	2,218	45,110
	Procter & Gamble Health Ltd.	2,614	162,658
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	285,718
*	PSP Projects Ltd.	3,112	22,823
*	PTC India Financial Services Ltd.	83,107	35,945
	PTC India Ltd.	99,145	163,726
	Punjab National Bank	271,706	316,425
Ω	Quess Corp. Ltd.	19,671	133,908
	R Systems International Ltd.	4,412	21,598
	Radico Khaitan Ltd.	16,836	421,239
	Rail Vikas Nigam Ltd.	7,351	40,222
	Rain Industries Ltd.	61,259	102,054
*	Rajesh Exports Ltd.	25,906	55,653
	Rallis India Ltd.	18,917	52,409
	Ramco Cements Ltd.	27,322	287,504
	Ramco Industries Ltd.	13,704	39,585
	Ramkrishna Forgings Ltd.	26,858	242,191
	Rane Holdings Ltd.	2,514	41,794
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	103,530
	Ratnamani Metals & Tubes Ltd.	7,282	238,502
*	RattanIndia Power Ltd.	284,216	36,362
*	Raymond Lifestyle Ltd.	11,795	200,400
	Raymond Ltd.	14,744	256,372
Ω	RBL Bank Ltd.	172,102	326,345
	REC Ltd.	477,632	2,476,554
	Redington Ltd.	224,470	532,434
	Redtape Ltd.	11,105	86,058
	Relaxo Footwears Ltd.	10,941	69,500
	Reliance Industrial Infrastructure Ltd.	2,215	24,725
	Reliance Industries Ltd. (RIL IN)	471,922	6,872,700
*	Reliance Infrastructure Ltd.	40,867	117,406
*	Reliance Power Ltd.	916,309	421,106

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Religare Enterprises Ltd.	4,652	$12,729
	Repco Home Finance Ltd.	12,674	57,282
	Rico Auto Industries Ltd.	31,447	31,241
	RITES Ltd.	28,740	86,697
	Route Mobile Ltd.	8,945	123,595
	RPG Life Sciences Ltd.	1,466	40,730
*	RSWM Ltd.	12,203	23,153
	Rupa & Co. Ltd.	4,580	12,031
	Sagar Cements Ltd.	10,335	24,532
*Ω	Salasar Techno Engineering Ltd.	137,948	19,718
	Sammaan Capital Ltd.	107,599	173,804
	Samvardhana Motherson International Ltd.	563,014	912,211
	Sandhar Technologies Ltd.	3,136	15,881
	Sandur Manganese & Iron Ores Ltd.	7,163	32,256
	Sangam India Ltd.	553	2,481
	Sanghvi Movers Ltd.	6,740	19,620
*	Sanofi Consumer Healthcare India Ltd.	2,438	132,211
	Sanofi India Ltd.	2,438	155,489
Ω	Sansera Engineering Ltd.	3,442	50,075
*	Sapphire Foods India Ltd.	20,690	68,870
	Sarda Energy & Minerals Ltd.	27,550	149,986
	Saregama India Ltd.	7,539	41,042
	Sasken Technologies Ltd.	899	20,553
*	Satin Creditcare Network Ltd.	3,262	5,436
	Savita Oil Technologies Ltd.	6,016	32,886
	SBI Cards & Payment Services Ltd.	21,247	190,923
Ω	SBI Life Insurance Co. Ltd.	35,186	601,559
	Schaeffler India Ltd.	5,290	208,855
*	Schneider Electric Infrastructure Ltd.	15,960	125,316
*	SEAMEC Ltd.	1,720	20,699
*	SEPC Ltd.	313,749	64,558
*	Sequent Scientific Ltd.	15,132	28,687
	Seshasayee Paper & Boards Ltd.	6,832	23,030
Ω	SH Kelkar & Co. Ltd.	18,152	44,703
		Shares	Value»
INDIA — (Continued)
	Shalby Ltd.	4,833	$12,311
	Shankara Building Products Ltd.	1,193	8,562
	Shanthi Gears Ltd.	4,322	24,571
	Sharda Cropchem Ltd.	10,452	70,345
	Sharda Motor Industries Ltd.	1,355	28,069
	Share India Securities Ltd.	25,090	70,895
*	Shilpa Medicare Ltd.	10,216	83,505
	Shipping Corp. of India Land & Assets Ltd.	59,327	39,357
	Shipping Corp. of India Ltd.	70,639	159,225
*	Shoppers Stop Ltd.	11,621	76,844
	Shree Cement Ltd.	713	229,855
	Shriram Finance Ltd.	339,070	2,128,317
	Shriram Pistons & Rings Ltd.	2,248	52,470
	Siemens Ltd.	3,071	214,595
*	SIS Ltd.	17,346	66,947
	Siyaram Silk Mills Ltd.	4,520	39,853
	SJS Enterprises Ltd.	3,196	36,321
	SKF India Ltd.	6,048	281,281
	Skipper Ltd.	5,063	25,457
	Snowman Logistics Ltd.	37,652	26,788
	Sobha Ltd.	8,818	134,863
	Solar Industries India Ltd.	6,378	747,543
*	Solara Active Pharma Sciences Ltd.	4,763	28,152
	Somany Ceramics Ltd.	5,724	33,526
	Sonata Software Ltd.	64,634	395,786
	South Indian Bank Ltd.	648,890	193,773
*	Spandana Sphoorty Financial Ltd.	630	2,375
	SRF Ltd.	27,821	903,860
*	Star Cement Ltd.	20,987	51,280
	State Bank of India (SBID LI), GDR	490	43,572
	State Bank of India (SBIN IN)	114,695	1,019,827
	State Bank of India (SBKFF US), GDR	2,177	193,318
	Steel Authority of India Ltd.	385,104	473,995
*	Sterlite Technologies Ltd.	52,825	65,646
	Strides Pharma Science Ltd.	19,479	153,893
*	Stylam Industries Ltd.	1,806	40,465

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Styrenix Performance Materials Ltd.	603	$17,146
*	Subex Ltd.	85,031	18,050
	Subros Ltd.	10,122	74,884
	Sudarshan Chemical Industries Ltd.	12,850	147,168
	Sumitomo Chemical India Ltd.	20,220	119,200
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	39,264	792,963
	Sun TV Network Ltd.	29,483	210,151
	Sundaram Finance Ltd.	12,288	648,539
	Sundaram-Clayton Ltd.	1,656	41,526
	Sundram Fasteners Ltd.	23,120	277,217
*	Sunflag Iron & Steel Co. Ltd.	5,016	13,606
	Sunteck Realty Ltd.	21,380	117,328
	Suprajit Engineering Ltd.	20,062	94,234
	Supreme Industries Ltd.	13,018	594,226
	Supreme Petrochem Ltd.	22,062	155,338
	Surya Roshni Ltd.	27,536	83,022
*	Suryoday Small Finance Bank Ltd.	15,323	22,000
*	Sutlej Textiles & Industries Ltd.	15,372	9,727
*	Suven Pharmaceuticals Ltd.	53,829	655,023
*	Suzlon Energy Ltd.	775,346	517,489
	Swaraj Engines Ltd.	1,425	55,981
Ω	Syngene International Ltd.	25,178	216,219
	TAJGVK Hotels & Resorts Ltd.	3,470	14,032
	Talbros Automotive Components Ltd.	2,544	8,421
	Tamil Nadu Newsprint & Papers Ltd.	15,403	29,733
	Tamilnadu Petroproducts Ltd.	13,162	12,019
	Tanla Platforms Ltd.	13,276	84,512
*	TARC Ltd.	44,042	68,275
	Tata Chemicals Ltd.	56,836	643,035
	Tata Communications Ltd.	26,417	495,977
	Tata Consultancy Services Ltd.	67,519	3,196,259
	Tata Consumer Products Ltd.	48,093	568,380
	Tata Elxsi Ltd.	6,826	498,829
		Shares	Value»
INDIA — (Continued)
	Tata Motors Ltd.	242,466	$1,994,387
	Tata Power Co. Ltd.	176,417	743,706
	Tata Steel Ltd.	1,733,332	2,684,305
	TCI Express Ltd.	3,754	33,481
	TD Power Systems Ltd.	29,800	125,545
*	TeamLease Services Ltd.	973	27,418
	Tech Mahindra Ltd.	45,211	869,967
	Techno Electric & Engineering Co. Ltd.	12,589	156,037
	Tega Industries Ltd.	421	7,308
	Texmaco Rail & Engineering Ltd.	49,331	112,021
	Thanga Mayil Jewellery Ltd.	1,456	30,471
	Thejo Engineering Ltd.	612	12,414
	Themis Medicare Ltd.	3,727	9,836
	Thermax Ltd.	2,584	113,152
	Thirumalai Chemicals Ltd.	17,134	47,059
	Thomas Cook India Ltd.	36,462	65,559
Ω	Thyrocare Technologies Ltd.	4,402	40,286
	Tilaknagar Industries Ltd.	20,689	87,233
	Time Technoplast Ltd.	52,285	241,418
	Timken India Ltd.	5,493	180,172
	Titagarh Rail System Ltd.	16,029	188,683
	Titan Co. Ltd.	32,175	1,291,525
	Torrent Pharmaceuticals Ltd.	20,591	776,835
	Torrent Power Ltd.	39,877	671,159
	Tourism Finance Corp. of India Ltd.	21,611	35,265
	TransIndia Real Estate Ltd.	31,372	12,669
	Transport Corp. of India Ltd.	9,892	121,256
	Trent Ltd.	10,624	703,672
	Trident Ltd.	564,080	201,570
	Triveni Engineering & Industries Ltd.	37,325	164,988
	Triveni Turbine Ltd.	9,150	70,329
	TTK Healthcare Ltd.	475	7,077
	TTK Prestige Ltd.	10,094	85,474
	Tube Investments of India Ltd.	36,180	1,383,856
	TV Today Network Ltd.	13,324	29,582
	TVS Holdings Ltd.	1,656	178,447
	TVS Motor Co. Ltd.	47,653	1,346,515

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TVS Srichakra Ltd.	1,447	$51,975
	Uflex Ltd.	11,771	64,916
	Ugar Sugar Works Ltd.	25,068	14,749
*	Ugro Capital Ltd.	16,837	39,045
Ω	Ujjivan Small Finance Bank Ltd.	115,379	47,635
	UltraTech Cement Ltd.	7,569	1,010,635
*	Unichem Laboratories Ltd.	9,550	77,019
	Union Bank of India Ltd.	199,983	264,826
	United Breweries Ltd.	3,175	78,575
	United Spirits Ltd.	47,033	771,370
	UNO Minda Ltd.	56,378	611,920
*	UPL Ltd.	218,380	1,425,651
*	Urja Global Ltd.	81,988	14,161
	Usha Martin Ltd.	48,729	193,832
	UTI Asset Management Co. Ltd.	14,793	177,507
*	VA Tech Wabag Ltd.	14,418	227,922
	Vadilal Industries Ltd.	532	23,451
	Vaibhav Global Ltd.	17,605	55,477
*	Valor Estate Ltd.	24,477	44,106
	Vardhman Special Steels Ltd.	2,805	7,703
	Vardhman Textiles Ltd.	42,592	222,637
*Ω	Varroc Engineering Ltd.	13,072	83,245
	Varun Beverages Ltd.	131,108	812,278
*	Vascon Engineers Ltd.	38,321	21,814
	Vedanta Ltd.	338,403	1,713,226
	Veedol Corporation Ltd.	1,030	18,044
	Venky's India Ltd.	1,715	36,078
	Vesuvius India Ltd.	3,188	157,806
	V-Guard Industries Ltd.	35,226	148,015
*	Vikas Lifecare Ltd.	214,908	9,647
	Vinati Organics Ltd.	9,924	191,108
	Vindhya Telelinks Ltd.	2,575	49,549
	VIP Industries Ltd.	11,912	50,837
	Visaka Industries Ltd.	10,930	11,246
	Vishnu Chemicals Ltd.	4,745	23,306
*	VL E-Governance & IT Solutions Ltd.	22,171	37,768
*	Vodafone Idea Ltd.	1,722,808	178,997
	Voltamp Transformers Ltd.	1,363	130,282
	Voltas Ltd.	15,818	229,671
	VRL Logistics Ltd.	10,687	57,415
	VST Industries Ltd.	18,447	68,117
		Shares	Value»
INDIA — (Continued)
	VST Tillers Tractors Ltd.	975	$52,119
	Welspun Corp. Ltd.	50,380	429,150
	Welspun Enterprises Ltd.	19,817	137,158
	Welspun Living Ltd.	145,325	230,564
	West Coast Paper Mills Ltd.	14,627	89,428
*	Westlife Foodworld Ltd.	15,854	130,743
	Whirlpool of India Ltd.	4,402	57,733
	Wipro Ltd.	203,012	727,983
*	Wockhardt Ltd.	16,542	269,255
	Wonderla Holidays Ltd.	6,827	55,695
	Yasho Industries Ltd.	677	15,058
*	Yes Bank Ltd.	644,005	142,572
	Zee Entertainment Enterprises Ltd.	288,808	350,446
*	Zee Media Corp. Ltd.	107,388	21,201
	Zen Technologies Ltd.	6,770	135,477
	Zensar Technologies Ltd.	45,923	455,623
	ZF Commercial Vehicle Control Systems India Ltd.	124	15,785
*	Zomato Ltd.	116,688	297,886
	Zuari Industries Ltd.	4,641	15,637
	Zydus Lifesciences Ltd.	35,739	399,034
	Zydus Wellness Ltd.	4,155	88,059
TOTAL INDIA			246,048,499
INDONESIA — (0.5%)
	ABM Investama Tbk. PT	144,100	30,145
*	Adaro Minerals Indonesia Tbk. PT	1,968,900	121,405
	Adi Sarana Armada Tbk. PT	499,600	20,675
*	Agung Semesta Sejahtera Tbk. PT	379,600	255
	AKR Corporindo Tbk. PT	2,259,700	153,593
*	Alam Sutera Realty Tbk. PT	4,051,400	35,803
	Alamtri Resources Indonesia Tbk. PT	5,126,900	732,123
	Aneka Tambang Tbk. PT	2,771,846	235,531
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,326,700	49,979
	Aspirasi Hidup Indonesia Tbk. PT	1,894,100	88,634

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Astra Agro Lestari Tbk. PT	162,100	$58,390
	Astra International Tbk. PT	2,946,600	865,815
	Astra Otoparts Tbk. PT	396,000	49,747
	Avia Avian Tbk. PT	2,432,000	61,100
	Bank Amar Indonesia Tbk. PT	864,766	9,431
	Bank BTPN Syariah Tbk. PT	1,020,900	57,865
*	Bank Bukopin Tbk. PT	7,881,856	25,574
	Bank Central Asia Tbk. PT	2,994,300	1,729,746
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	12,597
	Bank Mandiri Persero Tbk. PT	7,752,100	2,848,294
*	Bank Mayapada International Tbk. PT	3,615,992	45,644
	Bank Maybank Indonesia Tbk. PT	1,445,900	17,919
*	Bank Nationalnobu Tbk. PT	660,077	22,184
	Bank Negara Indonesia Persero Tbk. PT	2,019,200	587,446
*	Bank Neo Commerce Tbk. PT	2,633,900	33,881
	Bank OCBC Nisp Tbk. PT	796,500	65,218
*	Bank Pan Indonesia Tbk. PT	1,432,900	161,082
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,027,143	59,214
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,628,900	57,486
	Bank Rakyat Indonesia Persero Tbk. PT	3,556,134	918,291
	Bank Syariah Indonesia Tbk. PT	1,150,660	205,870
	Bank Tabungan Negara Persero Tbk. PT	2,065,892	131,918
	Barito Pacific Tbk. PT	954,282	53,656
	Barito Renewables Energy Tbk. PT	44,000	24,255
	BFI Finance Indonesia Tbk. PT	2,834,600	152,897
		Shares	Value»
INDONESIA — (Continued)
	BISI International Tbk. PT	199,000	$13,425
	Blue Bird Tbk. PT	168,500	16,886
*	Buana Lintas Lautan Tbk. PT	3,163,100	27,607
*	Bukalapak.com Tbk. PT	21,225,800	152,968
	Bukit Asam Tbk. PT	1,380,500	227,623
*	Bumi Resources Minerals Tbk. PT	15,650,100	366,159
*	Bumi Resources Tbk. PT	27,890,000	201,380
*	Bumi Serpong Damai Tbk. PT	1,770,300	103,104
*	Capital Financial Indonesia Tbk. PT	1,344,700	52,400
*	Cemindo Gemilang PT	689,100	35,703
	Charoen Pokphand Indonesia Tbk. PT	814,500	233,280
Ω	Cikarang Listrindo Tbk. PT	409,000	16,814
	Ciputra Development Tbk. PT	3,523,547	212,193
	Cisarua Mountain Dairy Tbk. PT	127,100	38,261
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	40,557
	Dayamitra Telekomunikasi PT	3,553,900	139,699
	Delta Dunia Makmur Tbk. PT	1,774,400	54,895
	Dharma Satya Nusantara Tbk. PT	1,298,400	77,643
*	Dian Swastatika Sentosa Tbk. PT	38,900	107,096
	Elang Mahkota Teknologi Tbk. PT	3,925,900	135,673
	Elnusa Tbk. PT	1,799,200	49,655
*	Energi Mega Persada Tbk. PT	1,478,800	19,758
	Erajaya Swasembada Tbk. PT	3,182,500	74,909
	ESSA Industries Indonesia Tbk. PT	2,653,700	138,068
	Gajah Tunggal Tbk. PT	649,500	46,352
	Garudafood Putra Putri Jaya Tbk. PT	2,994,000	73,145
	Golden Energy Mines Tbk. PT	31,000	19,774
*	Gudang Garam Tbk. PT	171,300	118,134
	Hexindo Adiperkasa Tbk. PT	46,900	13,866
	Hillcon Tbk. PT	82,400	10,614

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Impack Pratama Industri Tbk. PT	1,201,200	$23,734
	Indah Kiat Pulp & Paper Tbk. PT	726,100	300,002
	Indika Energy Tbk. PT	744,800	76,515
	Indo Tambangraya Megah Tbk. PT	156,500	248,615
	Indocement Tunggal Prakarsa Tbk. PT	321,400	115,804
	Indofood CBP Sukses Makmur Tbk. PT	142,700	100,601
	Indofood Sukses Makmur Tbk. PT	1,220,800	587,540
	Indomobil Sukses Internasional Tbk. PT	398,300	20,153
	Indosat Tbk. PT	1,060,400	149,944
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,745,376	96,819
*††	Inti Agri Resources Tbk. PT	532,800	0
*	Intiland Development Tbk. PT	1,382,100	13,379
	Japfa Comfeed Indonesia Tbk. PT	2,060,300	251,652
	Jasa Marga Persero Tbk. PT	453,104	117,452
	Jaya Real Property Tbk. PT	957,600	43,510
	Kalbe Farma Tbk. PT	2,282,900	177,037
*	Kawasan Industri Jababeka Tbk. PT	5,806,510	67,283
*	Lippo Karawaci Tbk. PT	10,772,700	60,031
	Map Aktif Adiperkasa PT	3,306,300	198,693
	Matahari Department Store Tbk. PT	289,600	28,313
	Mayora Indah Tbk. PT	1,004,900	150,971
	MD Entertainment Tbk. PT	131,900	32,195
	Medco Energi Internasional Tbk. PT	3,468,500	228,554
*	Media Nusantara Citra Tbk. PT	2,673,600	45,920
	Medikaloka Hermina Tbk. PT	1,960,300	167,178
*	Merdeka Battery Materials Tbk. PT	1,037,200	24,254
*	Merdeka Copper Gold Tbk. PT	756,542	72,207
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	21,186
		Shares	Value»
INDONESIA — (Continued)
	Metrodata Electronics Tbk. PT	1,934,000	$66,919
	Mitra Adiperkasa Tbk. PT	3,535,200	278,379
	Mitra Keluarga Karyasehat Tbk. PT	457,700	67,919
	Mitra Pinasthika Mustika Tbk. PT	655,500	39,412
*	MNC Digital Entertainment Tbk. PT	311,000	13,307
*	MNC Land Tbk. PT	19,621,000	165,094
	Nippon Indosari Corpindo Tbk. PT	326,544	19,020
	Pabrik Kertas Tjiwi Kimia Tbk. PT	465,600	165,563
*	Pacific Strategic Financial Tbk. PT	719,300	50,760
	Pakuwon Jati Tbk. PT	6,004,200	145,048
*	Panin Financial Tbk. PT	5,284,100	136,551
	Pantai Indah Kapuk Dua Tbk. PT	70,500	49,939
	Perusahaan Gas Negara Tbk. PT	1,910,500	187,066
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,226,000	78,052
*	Petrindo Jaya Kreasi Tbk. PT	79,400	70,245
	Petrosea Tbk. PT	567,000	137,546
*††	Pool Advista Indonesia Tbk. PT	107,000	62
*	PP Persero Tbk. PT	1,316,763	26,811
	Prodia Widyahusada Tbk. PT	24,600	3,865
	Puradelta Lestari Tbk. PT	3,333,600	30,037
*††	Rimo International Lestari Tbk. PT	17,222,700	0
	Rukun Raharja Tbk. PT	207,100	52,706
	Salim Ivomas Pratama Tbk. PT	629,100	14,668
	Samudera Indonesia Tbk. PT	2,565,000	40,261
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	16,360
	Sarana Menara Nusantara Tbk. PT	6,082,900	236,250
	Sariguna Primatirta Tbk. PT	789,100	72,572
*	Sawit Sumbermas Sarana Tbk. PT	1,061,600	132,368

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*††	Sekawan Intipratama Tbk. PT	253,200	$0
	Selamat Sempurna Tbk. PT	783,200	84,804
	Semen Indonesia Persero Tbk. PT	1,178,810	202,904
	Siloam International Hospitals Tbk. PT	323,168	60,424
*††	Sri Rejeki Isman Tbk. PT	5,584,400	9,379
	Sumber Alfaria Trijaya Tbk. PT	2,295,700	404,155
	Summarecon Agung Tbk. PT	3,451,323	97,592
	Surya Citra Media Tbk. PT	7,226,400	80,060
	Surya Semesta Internusa Tbk. PT	1,950,500	119,568
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	4,314	69,110
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	3,061,700	493,085
	Temas Tbk. PT	3,424,000	28,368
	Tempo Scan Pacific Tbk. PT	231,900	34,999
*	Timah Tbk. PT	691,000	42,509
	Tower Bersama Infrastructure Tbk. PT	418,300	53,151
*††	Trada Alam Minera Tbk. PT	8,033,600	0
	Transcoal Pacific Tbk. PT	195,900	78,710
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	11,329
	Triputra Agro Persada PT	1,565,000	75,813
	Tunas Baru Lampung Tbk. PT	1,173,914	43,907
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	494,600	47,166
	Unilever Indonesia Tbk. PT	1,364,300	136,134
	United Tractors Tbk. PT	501,600	765,358
*	Vale Indonesia Tbk. PT	538,745	98,862
*	Waskita Beton Precast Tbk. PT	2,948,500	2,708
*††	Waskita Karya Persero Tbk. PT	3,327,686	7,733
*	Wijaya Karya Persero Tbk. PT	2,883,734	38,921
		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk. PT	1,664,429	$231,482
TOTAL INDONESIA			21,575,857
IRELAND — (0.3%)
	AIB Group PLC	487,941	2,869,190
	Bank of Ireland Group PLC	329,794	3,276,897
	Cairn Homes PLC	192,959	458,450
	Dalata Hotel Group PLC	79,144	387,243
	FBD Holdings PLC (FBD ID)	12,798	172,975
	Glanbia PLC (GLB ID)	84,168	1,229,756
*Ω	Glenveagh Properties PLC	186,836	329,516
	Irish Continental Group PLC (IR5B ID)	45,755	243,133
	Kerry Group PLC (KYGA ID), Class A	8,041	825,743
	Kingspan Group PLC (KSP ID)	35,278	2,447,294
*	Permanent TSB Group Holdings PLC	27,099	39,052
TOTAL IRELAND			12,279,249
ISRAEL — (0.7%)
*	Adgar Investment & Development Ltd.	20,210	29,840
#*	AFI Properties Ltd.	3,808	189,578
	Africa Israel Residences Ltd.	1,024	77,016
*	Airport City Ltd.	13,537	228,458
*	Allot Ltd.	4,114	35,096
	Alony Hetz Properties & Investments Ltd.	23,769	214,245
*	Alrov Properties & Lodgings Ltd.	2,536	132,512
#	Amos Luzon Development & Energy Group Ltd.	42,724	34,425
	Amot Investments Ltd.	14,608	85,411
	Arad Ltd.	4,947	70,500
*	Argo Properties NV	2,506	74,177
	Ashdod Refinery Ltd.	1,690	28,838
#*	Ashtrom Group Ltd.	8,814	152,013
	AudioCodes Ltd. (AUDC US)	7,330	74,399
	Aura Investments Ltd.	12,697	83,108
	Automatic Bank Services Ltd.	5,810	42,056

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Azorim-Investment Development & Construction Co. Ltd.	18,610	$112,764
	Azrieli Group Ltd.	1,691	140,109
	Bank Hapoalim BM	144,881	1,858,633
	Bank Leumi Le-Israel BM	212,296	2,656,867
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,819	212,069
	Bezeq The Israeli Telecommunication Corp. Ltd.	222,418	353,025
*	Big Shopping Centers Ltd.	1,233	192,610
	Blue Square Real Estate Ltd.	1,552	140,789
*	Brack Capital Properties NV	732	49,273
*	Brainsway Ltd. (BWAY IT)	3,422	18,082
	Camtek Ltd.	1,451	127,995
	Carasso Motors Ltd.	12,524	100,155
*	Cellcom Israel Ltd. (CEL IT)	48,962	321,910
*	Ceragon Networks Ltd.	10,169	46,879
	Clal Insurance Enterprises Holdings Ltd.	23,464	613,898
*	Compugen Ltd.	10,412	24,814
	Danel Adir Yeoshua Ltd.	2,031	235,736
	Danya Cebus Ltd.	956	32,943
*	Delek Automotive Systems Ltd.	6,426	56,107
	Delek Group Ltd.	2,441	356,556
	Delta Galil Ltd.	5,326	302,143
	Delta Israel Brands Ltd.	698	12,951
	Diplomat Holdings Ltd.	1,100	15,613
	Direct Finance of Direct Group 2006 Ltd.	77	12,828
*	Dor Alon Energy in Israel 1988 Ltd.	1,403	40,744
#*	Doral Group Renewable Energy Resources Ltd.	18,496	69,906
*	Duniec Brothers Ltd.	917	64,156
*	El Al Israel Airlines	39,186	98,267
	Elbit Systems Ltd. (ESLT US)	421	128,637
*	Electra Consumer Products 1970 Ltd.	1,849	59,558
#	Electra Ltd.	555	311,802
		Shares	Value»
ISRAEL — (Continued)
	Electra Real Estate Ltd.	5,456	$69,220
#*	Electreon Wireless Ltd.	604	36,643
	Energix-Renewable Energies Ltd.	6,672	21,738
*	Enlight Renewable Energy Ltd. (ENLT IT)	3,423	55,318
*	Enlight Renewable Energy Ltd. (ENLT US)	2,076	32,967
*	Equital Ltd.	7,659	308,048
*	Fattal Holdings 1998 Ltd.	1,780	248,630
	First International Bank of Israel Ltd.	14,348	761,840
	FMS Enterprises Migun Ltd.	1,064	46,684
	Formula Systems 1985 Ltd. (FORTY IT)	2,636	242,483
	Fox Wizel Ltd.	3,553	293,884
	Gav-Yam Lands Corp. Ltd.	17,476	149,951
*	Gilat Satellite Networks Ltd.	8,621	60,994
*	Hagag Group Real Estate Development	11,912	85,546
#*	Hamat Group Ltd.	5,314	24,300
	Harel Insurance Investments & Financial Services Ltd.	26,685	423,227
	Hilan Ltd.	5,415	339,510
	Hiper Global Ltd.	1,464	7,976
	ICL Group Ltd.	43,607	259,271
	IDI Insurance Co. Ltd.	3,452	143,543
*	IES Holdings Ltd.	852	59,406
	Ilex Medical Ltd.	1,583	33,272
	Inrom Construction Industries Ltd.	34,898	165,225
*	Intercure Ltd.	5,344	8,742
	Isracard Ltd.	59,448	273,751
	Israel Canada TR Ltd.	12,755	56,035
	Israel Discount Bank Ltd., Class A	221,524	1,619,627
*	Israel Land Development Co. Ltd.	8,235	79,980
	Israel Shipyards Industries Ltd.	1,705	55,342
	Isras Investment Co. Ltd.	667	159,067
	Issta Ltd.	2,735	75,566

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Kamada Ltd. (KMDA IT)	2,220	$15,100
*	Kamada Ltd. (KMDA US)	6,695	45,057
	Kardan Real Estate Enterprise & Development Ltd.	24,341	41,386
	Kenon Holdings Ltd.	5,202	159,227
	Kerur Holdings Ltd.	1,856	44,571
	Kvutzat Acro Ltd.	4,883	86,892
	Lahav L.R. Real Estate Ltd.	7,178	10,751
	Lapidoth Capital Ltd.	1,405	30,030
	M Yochananof & Sons Ltd.	1,596	111,383
	Magic Software Enterprises Ltd. (MGIC IT)	1,425	18,632
	Magic Software Enterprises Ltd. (MGIC US)	11,223	142,308
*	Malam - Team Ltd.	2,662	65,749
	Matrix IT Ltd.	9,410	231,548
	Max Stock Ltd.	23,380	86,356
	Maytronics Ltd.	16,664	37,808
	Mediterranean Towers Ltd.	32,870	104,800
	Mega Or Holdings Ltd.	4,762	155,649
	Meitav Investment House Ltd.	16,138	169,096
	Melisron Ltd.	1,840	174,071
	MENIF - Financial Services Ltd.	3,440	16,775
	Menora Mivtachim Holdings Ltd.	6,039	280,667
#*	Meshek Energy Renewable Energies Ltd.	44,062	35,407
#	Meshulam Levinstein Contracting & Engineering Ltd.	646	74,458
	Migdal Insurance & Financial Holdings Ltd.	135,296	278,102
	Mivne Real Estate KD Ltd.	70,674	211,812
	Mivtach Shamir Holdings Ltd.	2,452	152,566
	Mizrahi Tefahot Bank Ltd.	21,980	1,046,195
	Naphtha Israel Petroleum Corp. Ltd.	6,012	38,458
	Nawi Group Ltd.	5,014	58,135
*	Nayax Ltd.	521	19,784
		Shares	Value»
ISRAEL — (Continued)
	Neto Malinda Trading Ltd.	2,810	$68,721
	Next Vision Stabilized Systems Ltd.	21,496	399,215
*	Nice Ltd. (NICE IT)	193	32,261
#*	Nice Ltd. (NICE US), Sponsored ADR	702	116,630
*	Nova Ltd. (NVMI IT)	586	140,777
	Novolog Ltd.	74,680	34,403
	Oil Refineries Ltd.	914,398	270,030
	One Software Technologies Ltd.	15,054	273,569
*	OPC Energy Ltd.	7,949	68,246
*	OY Nofar Energy Ltd.	1,248	30,668
	Palram Industries 1990 Ltd.	5,010	130,007
#*	Partner Communications Co. Ltd.	51,349	358,593
	Paz Retail & Energy Ltd.	3,262	470,379
*	Perion Network Ltd.	10,726	94,557
	Phoenix Financial Ltd.	37,603	635,169
	Plasson Industries Ltd.	1,203	68,599
	Prashkovsky Investments & Construction Ltd.	2,012	57,479
*	Priortech Ltd.	1,855	93,301
	Qualitau Ltd.	2,085	145,136
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,295	246,709
*	Rani Zim Shopping Centers Ltd.	14,142	17,699
	Retailors Ltd.	5,865	114,800
#	Sano-Brunos Enterprises Ltd.	288	28,062
*	Scope Metals Group Ltd.	2,905	124,603
*	Shikun & Binui Ltd.	62,943	208,397
#*	Shikun & Binui Soltec Renewable Energy	50,044	30,725
	Shufersal Ltd.	16,897	175,088
	Strauss Group Ltd.	2,516	50,859
	Summit Real Estate Holdings Ltd.	15,262	246,891
	Tadiran Group Ltd.	843	62,190
Ω	Tamar Petroleum Ltd.	23,215	161,155
*	TAT Technologies Ltd.	930	28,463
	Tel Aviv Stock Exchange Ltd.	15,497	175,669
	Telsys Ltd.	786	39,852

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	30,689	$540,230
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	66,494	1,178,939
	Tiv Taam Holdings 1 Ltd.	17,262	33,325
*	Tower Semiconductor Ltd. (TSEM US)	2,737	133,812
#	Turpaz Industries Ltd.	5,660	41,174
#*	Veridis Environment Ltd.	2,880	20,377
	Victory Supermarket Chain Ltd.	1,508	23,706
	YD More Investments Ltd.	9,388	38,273
	YH Dimri Construction & Development Ltd.	879	87,105
TOTAL ISRAEL			27,755,893
ITALY — (2.0%)
	A2A SpA	574,705	1,357,244
	ACEA SpA	17,230	329,653
	Amplifon SpA	42,214	1,128,120
Ω	Anima Holding SpA	48,328	331,604
	Ariston Holding NV	2,700	9,644
	Arnoldo Mondadori Editore SpA	66,336	151,323
	Ascopiave SpA	20,805	60,567
	Avio SpA	4,330	72,006
	Azimut Holding SpA	45,890	1,199,844
	Banca Generali SpA	21,043	1,053,692
#	Banca IFIS SpA	8,519	186,926
	Banca Mediolanum SpA	87,652	1,176,807
	Banca Monte dei Paschi di Siena SpA	357,382	2,289,824
	Banca Popolare di Sondrio SpA	212,465	1,961,850
	Banca Profilo SpA	46,925	8,993
Ω	Banca Sistema SpA	18,647	29,771
	Banco BPM SpA	403,551	3,547,293
	Banco di Desio e della Brianza SpA	18,839	154,504
	BasicNet SpA	5,690	45,602
Ω	BFF Bank SpA	49,749	426,556
	Biesse SpA	2,426	20,237
	BPER Banca SpA	431,424	2,938,944
	Brembo NV	4,164	40,539
	Brunello Cucinelli SpA	12,044	1,548,423
	Buzzi SpA	21,030	861,491
		Shares	Value»
ITALY — (Continued)
	Cairo Communication SpA	27,066	$71,355
Ω	Carel Industries SpA	12,138	242,031
	Cembre SpA	1,546	64,885
	Cementir Holding NV	15,517	188,486
*	CIR SpA-Compagnie Industriali	281,282	174,631
	Credito Emiliano SpA	37,931	445,309
	d'Amico International Shipping SA	25,813	106,174
	Danieli & C Officine Meccaniche SpA (DAN IM)	4,771	124,513
	Danieli & C Officine Meccaniche SpA (DANR IM)	14,987	302,176
	Datalogic SpA	7,679	37,685
#*Ω	doValue SpA	32,253	55,595
	Emak SpA	23,116	22,426
Ω	Enav SpA	13,326	47,674
	Enel SpA	756,545	5,377,288
	Eni SpA (ENI IM)	298,977	4,209,128
	ERG SpA	8,099	164,136
*	Esprinet SpA	13,585	66,977
	Ferrari NV (RACE IM)	9,037	3,877,272
	Fiera Milano SpA	3,538	18,136
	Fila SpA	13,113	129,534
	FinecoBank Banca Fineco SpA	142,072	2,697,258
	FNM SpA	63,935	28,598
*	Garofalo Health Care SpA	4,908	26,768
	Gefran SpA	1,857	17,477
	Generali	27,241	862,545
	GPI SpA	1,522	15,515
	Hera SpA	276,415	1,010,809
	IMMSI SpA	88,096	45,542
Ω	Infrastrutture Wireless Italiane SpA	20,587	214,036
	Intercos SpA	2,611	38,676
	Intesa Sanpaolo SpA	769,891	3,332,344
	Iren SpA	145,146	314,120
	Italgas SpA	133,957	800,260
	Italian Sea Group SpA	4,884	41,473
	Italmobiliare SpA	5,539	154,299
	Iveco Group NV	63,417	771,848
	Leonardo SpA	23,513	734,582
	Maire SpA	50,309	495,356
	Mediobanca Banca di Credito Finanziario SpA	131,099	2,143,114
	MFE-MediaForEurope NV (MFEA IM), Class A	49,781	161,892
	MFE-MediaForEurope NV (MFEB IM), Class B	26,649	117,978

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Moltiply Group SpA	7,228	$290,210
	Moncler SpA	34,320	2,172,554
*	Newlat Food SpA	6,439	85,259
#*Ω	Nexi SpA	124,627	632,898
	Orsero SpA	2,438	31,370
Ω	OVS SpA	86,178	308,267
	Pharmanutra SpA	668	35,183
#	Piaggio & C SpA	47,418	105,854
Ω	Piovan SpA	2,215	32,019
Ω	Pirelli & C SpA	116,306	699,881
Ω	Poste Italiane SpA	44,832	680,353
	Prysmian SpA	15,508	1,078,722
Ω	RAI Way SpA	37,554	223,417
	Recordati Industria Chimica e Farmaceutica SpA	16,686	1,013,910
	Reply SpA	6,181	1,018,851
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	54,693
	Sabaf SpA	1,655	26,672
#*	Safilo Group SpA	32,565	36,283
*	Saipem SpA	455,059	1,110,418
#	Salvatore Ferragamo SpA	8,702	69,311
	Sanlorenzo SpA	4,105	151,522
	Sesa SpA	2,079	146,728
	Snam SpA	144,354	667,558
#	Sogefi SpA	26,838	55,383
	SOL SpA	12,728	516,816
	Spaxs SpA	14,149	53,259
	Stellantis NV (STLAM IM)	453,110	6,049,875
	Tamburi Investment Partners SpA	23,920	209,993
Ω	Technogym SpA	36,534	424,982
*	Telecom Italia SpA (TIT IM)	2,655,534	728,909
*	Telecom Italia SpA (TITR IM)	885,525	282,748
	Tenaris SA (TEN IM)	46,810	884,672
	Tenaris SA (TS US), ADR	790	29,767
	Terna - Rete Elettrica Nazionale	161,736	1,334,147
#*	TREVI - Finanziaria Industriale SpA	52,648	14,788
	UniCredit SpA	141,784	6,511,184
	Unipol Assicurazioni SpA	170,742	2,313,675
	Webuild SpA	157,008	478,176
	Wiit SpA	4,244	80,850
#	Zignago Vetro SpA	5,435	59,062
TOTAL ITALY			81,381,577
		Shares	Value»
JAPAN — (15.3%)
#	&Do Holdings Co. Ltd.	2,900	$22,487
	77 Bank Ltd.	20,800	638,180
	A&D HOLON Holdings Co. Ltd.	11,800	144,139
	AB&Company Co. Ltd.	5,100	27,219
#	Abalance Corp.	2,300	9,277
	ABC-Mart, Inc.	9,400	196,196
	Achilles Corp.	6,100	57,437
	Acom Co. Ltd.	135,600	334,391
	AD Works Group Co. Ltd.	27,810	37,157
	Adastria Co. Ltd.	11,700	250,047
	ADEKA Corp.	28,200	525,566
#	Ad-sol Nissin Corp.	1,600	20,086
	Adtec Plasma Technology Co. Ltd.	1,000	8,996
#	Advan Group Co. Ltd.	6,600	42,894
	Advanced Media, Inc.	1,900	13,617
	Advantest Corp.	59,900	3,311,702
	Aeon Co. Ltd.	56,824	1,376,688
	Aeon Delight Co. Ltd.	4,500	118,446
#	Aeon Fantasy Co. Ltd.	3,100	57,148
	AEON Financial Service Co. Ltd.	40,600	328,077
#	Aeon Hokkaido Corp.	15,900	91,593
#	Aeon Kyushu Co. Ltd.	1,500	25,488
#	Aeon Mall Co. Ltd.	16,000	201,949
	AFC-HD AMS Life Science Co. Ltd.	4,100	23,489
	AGC, Inc.	31,800	918,681
#	Ahresty Corp.	9,600	37,544
	Ai Holdings Corp.	2,000	25,603
	Aica Kogyo Co. Ltd.	9,300	194,053
	Aichi Corp.	11,200	103,489
	Aichi Financial Group, Inc.	10,889	188,688
	Aichi Steel Corp.	4,200	187,442
	Aichi Tokei Denki Co. Ltd.	3,600	44,009
	Aida Engineering Ltd.	14,200	74,120
	Aiful Corp.	103,400	225,071
#	Ain Holdings, Inc.	10,400	313,808
	Ainavo Holdings Co. Ltd.	1,600	6,646
	Aiphone Co. Ltd.	4,500	78,523
	Air Water, Inc.	67,400	840,325
#	Airport Facilities Co. Ltd.	10,500	40,217
	Airtech Japan Ltd.	1,600	11,171
#	Airtrip Corp.	4,300	34,312
	Aisan Industry Co. Ltd.	20,900	256,812
	Aisin Corp.	80,100	906,059
	AIT Corp.	3,900	42,916

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aizawa Securities Group Co. Ltd.	4,500	$50,468
	Ajinomoto Co., Inc.	29,700	1,190,594
	Akatsuki Corp.	8,500	25,483
	Akatsuki, Inc.	2,400	45,821
#*	Akebono Brake Industry Co. Ltd.	43,900	31,893
	Akita Bank Ltd.	5,900	87,975
	Albis Co. Ltd.	2,900	48,939
	Alconix Corp.	11,500	112,481
	Alfresa Holdings Corp.	45,300	620,110
	Alinco, Inc.	7,300	49,230
#	Alleanza Holdings Co. Ltd.	4,100	29,205
	Alpen Co. Ltd.	7,200	98,894
#	Alpha Systems, Inc.	1,900	42,990
	Alps Alpine Co. Ltd.	71,844	718,414
	Altech Corp.	6,710	107,323
	Amada Co. Ltd.	80,000	826,039
#	Amano Corp.	21,400	559,773
	Amiyaki Tei Co. Ltd.	3,300	33,898
	Amuse, Inc.	4,500	44,079
	Amvis Holdings, Inc.	12,700	53,545
	ANA Holdings, Inc.	12,700	238,240
#	Anabuki Kosan, Inc.	1,900	24,402
	Anest Iwata Corp.	8,600	74,921
#*	AnGes, Inc.	7,300	2,198
	Anicom Holdings, Inc.	18,800	78,630
*	Anrakutei Co. Ltd.	300	13,575
*	AnyMind Group, Inc.	1,600	12,079
	AOKI Holdings, Inc.	13,600	115,083
	Aoyama Trading Co. Ltd.	15,400	216,884
	Aoyama Zaisan Networks Co. Ltd.	7,300	86,841
#	Aozora Bank Ltd.	31,300	483,104
	Arakawa Chemical Industries Ltd.	6,700	48,156
	Arata Corp.	9,400	191,591
	Araya Industrial Co. Ltd.	900	29,657
	ARCLANDS Corp.	7,479	82,830
	Arcs Co. Ltd.	14,980	260,303
	ARE Holdings, Inc.	23,300	288,179
	Arealink Co. Ltd.	10,600	158,868
	Argo Graphics, Inc.	5,100	161,640
	Arisawa Manufacturing Co. Ltd.	10,600	98,745
	Artience Co. Ltd.	14,300	284,482
	Artnature, Inc.	5,822	30,124
#	Artner Co. Ltd.	2,000	23,742
	As One Corp.	12,800	209,245
	Asahi Co. Ltd.	6,500	62,170
	Asahi Diamond Industrial Co. Ltd.	16,600	91,906
		Shares	Value»
JAPAN — (Continued)
	Asahi Group Holdings Ltd.	178,300	$1,931,227
	Asahi Intecc Co. Ltd.	32,200	539,887
	Asahi Kasei Corp.	205,218	1,393,766
#	Asahi Kogyosha Co. Ltd.	6,000	84,943
	Asahi Net, Inc.	6,400	26,873
	Asahi Printing Co. Ltd.	1,800	10,504
	Asahi Yukizai Corp.	7,200	200,920
	Asanuma Corp.	30,000	124,472
	Ashimori Industry Co. Ltd.	1,900	35,518
	Asia Pile Holdings Corp.	14,000	76,103
	Asics Corp.	85,600	1,908,035
	ASKA Pharmaceutical Holdings Co. Ltd.	8,300	105,101
	ASKUL Corp.	13,300	145,800
	Astellas Pharma, Inc.	32,500	315,056
	Astena Holdings Co. Ltd.	17,100	48,911
	Atrae, Inc.	4,600	22,000
	Aucnet, Inc.	4,000	67,666
	Autobacs Seven Co. Ltd.	18,600	178,331
	Aval Data Corp.	700	11,769
	Avant Group Corp.	7,100	88,355
	Avex, Inc.	3,600	33,446
	Awa Bank Ltd.	19,700	358,439
	Axell Corp.	1,500	12,361
	Axial Retailing, Inc.	23,800	136,590
	Azbil Corp.	76,000	572,485
#	AZ-COM MARUWA Holdings, Inc.	22,900	168,936
	AZOOM Co. Ltd.	900	37,804
	Bandai Namco Holdings, Inc.	73,500	1,823,096
	Bando Chemical Industries Ltd.	14,200	173,435
*	Bank of Innovation, Inc.	600	24,884
	Bank of Iwate Ltd.	5,900	116,638
	Bank of Nagoya Ltd.	4,165	192,352
	Bank of Saga Ltd.	4,794	72,112
	Bank of the Ryukyus Ltd.	14,500	106,909
	Base Co. Ltd.	3,200	62,078
#*	baudroie, Inc.	1,400	44,116
	BayCurrent, Inc.	25,100	1,070,312
	Beauty Garage, Inc.	3,100	27,326
	Beenos, Inc.	4,200	107,172
	Belc Co. Ltd.	4,500	182,206
	Bell System24 Holdings, Inc.	14,900	121,252
	Belluna Co. Ltd.	16,900	95,543
#	Bewith, Inc.	3,400	30,797
#	Bic Camera, Inc.	32,300	347,633

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	BIPROGY, Inc.	17,300	$534,548
	B-Lot Co. Ltd.	4,000	31,916
	BML, Inc.	8,000	146,650
	Bookoff Group Holdings Ltd.	5,300	47,019
	Bourbon Corp.	700	11,435
#	Br Holdings Corp.	10,200	22,470
	B-R31 Ice Cream Co. Ltd.	500	12,939
	BrainPad, Inc.	5,700	41,368
	Bridgestone Corp.	80,100	2,873,259
	Broadmedia Corp.	2,119	26,474
	Brother Industries Ltd.	55,700	981,431
#	Bull-Dog Sauce Co. Ltd.	3,500	39,478
	Bunka Shutter Co. Ltd.	16,400	197,245
	Business Brain Showa-Ota, Inc.	4,000	55,736
#	Business Engineering Corp.	1,700	39,201
	BuySell Technologies Co. Ltd.	1,600	28,170
	C Uyemura & Co. Ltd.	1,800	119,321
	CAC Holdings Corp.	3,100	35,143
#	Calbee, Inc.	20,800	396,645
	Canon Electronics, Inc.	8,800	144,087
	Canon Marketing Japan, Inc.	14,100	463,065
	Canon, Inc. (7751 JP)	32,000	1,031,326
	Capcom Co. Ltd.	48,200	1,100,511
	Career Design Center Co. Ltd.	2,000	23,302
#	Careerlink Co. Ltd.	2,500	39,974
	Carenet, Inc.	8,800	33,006
#	Carlit Co. Ltd.	8,400	62,900
	Casio Computer Co. Ltd.	44,300	368,306
	Cawachi Ltd.	6,000	102,780
#	CDS Co. Ltd.	1,800	20,253
	Celsys, Inc.	16,000	144,077
	Central Automotive Products Ltd.	4,100	121,417
	Central Glass Co. Ltd.	9,600	203,098
	Central Japan Railway Co.	29,800	552,694
	Central Security Patrols Co. Ltd.	2,100	39,082
#	Central Sports Co. Ltd.	1,900	29,659
#	Ceres, Inc.	1,100	20,534
#	Change Holdings, Inc.	13,300	125,095
		Shares	Value»
JAPAN — (Continued)
	Charm Care Corp. KK	7,200	$59,275
	Chiba Bank Ltd.	66,700	568,060
	Chiba Kogyo Bank Ltd.	17,300	174,980
#	Chikaranomoto Holdings Co. Ltd.	3,600	27,615
#	Chino Corp.	3,100	44,171
#	Chiyoda Co. Ltd.	7,300	60,066
*	Chiyoda Integre Co. Ltd.	5,000	93,800
	Chofu Seisakusho Co. Ltd.	6,800	84,598
	Chori Co. Ltd.	5,000	111,411
#	Choushimaru Co. Ltd.	1,900	18,621
	Chubu Electric Power Co., Inc.	54,600	568,815
	Chubu Shiryo Co. Ltd.	8,400	70,500
#	Chubu Steel Plate Co. Ltd.	4,100	61,075
	Chudenko Corp.	10,900	226,920
	Chuetsu Pulp & Paper Co. Ltd.	3,200	30,782
	Chugai Pharmaceutical Co. Ltd.	40,200	1,733,223
	Chugai Ro Co. Ltd.	2,300	49,495
	Chugin Financial Group, Inc.	54,200	595,004
#	Chugoku Electric Power Co., Inc.	42,292	235,557
	Chugoku Marine Paints Ltd.	12,500	189,740
	Chuo Spring Co. Ltd.	8,000	78,621
#	Chuo Warehouse Co. Ltd.	1,600	15,263
#	Citizen Watch Co. Ltd.	76,200	461,705
	CKD Corp.	14,800	240,814
	CK-San-Etsu Co. Ltd.	1,500	38,165
	Cleanup Corp.	10,500	43,563
	CMK Corp.	19,100	56,516
	Coca-Cola Bottlers Japan Holdings, Inc.	32,456	504,991
	COLOPL, Inc.	22,700	72,102
#	Colowide Co. Ltd.	21,900	240,930
#	Computer Engineering & Consulting Ltd.	6,300	76,840
	COMSYS Holdings Corp.	29,705	617,246
	Comture Corp.	10,100	141,475
	Concordia Financial Group Ltd.	154,617	897,772
	Copro-Holdings Co. Ltd.	4,400	46,879

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Core Concept Technologies, Inc.	3,700	$21,868
	Core Corp.	1,800	21,748
	Corona Corp.	5,700	34,971
	Cosel Co. Ltd.	8,100	53,271
	Cosmo Energy Holdings Co. Ltd.	23,600	1,018,985
	Cosmos Initia Co. Ltd.	5,600	32,117
	Cosmos Pharmaceutical Corp.	8,000	374,419
	Cota Co. Ltd.	5,291	55,913
*	Cover Corp.	11,700	209,347
	CRE, Inc.	2,500	27,399
#	Create Restaurants Holdings, Inc.	36,100	314,932
	Create SD Holdings Co. Ltd.	11,200	204,183
	Credit Saison Co. Ltd.	55,608	1,310,799
	Creek & River Co. Ltd.	4,300	46,075
	Cresco Ltd.	9,200	67,717
	Cross Cat Co. Ltd.	3,100	21,735
	CTI Engineering Co. Ltd.	9,800	167,495
	CTS Co. Ltd.	8,900	48,024
	Curves Holdings Co. Ltd.	19,500	92,406
#*	Cyber Security Cloud, Inc.	2,100	27,321
	CyberAgent, Inc.	63,900	475,753
#*	CYBERDYNE, Inc.	27,800	31,228
	Cybozu, Inc.	10,200	180,029
	Dai Nippon Printing Co. Ltd.	48,400	715,322
	Dai Nippon Toryo Co. Ltd.	9,200	71,631
	Daicel Corp.	78,900	698,160
	Dai-Dan Co. Ltd.	11,600	274,997
	Daido Metal Co. Ltd.	17,800	57,824
	Daido Steel Co. Ltd.	45,700	363,969
	Daifuku Co. Ltd.	29,700	609,573
#	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	114,153
	Daiho Corp.	2,500	55,232
	Dai-Ichi Cutter Kogyo KK	5,000	43,006
	Daiichi Jitsugyo Co. Ltd.	8,100	135,126
	Daiichi Kensetsu Corp.	1,800	28,348
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	23,578
		Shares	Value»
JAPAN — (Continued)
	Dai-ichi Life Holdings, Inc.	67,200	$1,834,908
	Daiichi Sankyo Co. Ltd.	33,100	922,841
	Daiichikosho Co. Ltd.	28,182	328,079
#	Daiki Aluminium Industry Co. Ltd.	16,500	112,493
	Daikin Industries Ltd.	21,800	2,560,653
#	Daikoku Denki Co. Ltd.	4,300	80,050
	Daikokutenbussan Co. Ltd.	2,000	97,213
	Daikyonishikawa Corp.	15,400	63,105
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	94,387
	Daio Paper Corp.	34,600	191,764
	Daiseki Co. Ltd.	12,820	306,515
	Daishi Hokuetsu Financial Group, Inc.	30,500	589,348
	Daishinku Corp.	10,400	39,954
	Daisue Construction Co. Ltd.	3,800	42,360
#	Daisyo Corp.	1,700	12,175
	Daito Pharmaceutical Co. Ltd.	5,285	70,587
	Daito Trust Construction Co. Ltd.	8,200	878,651
	Daitron Co. Ltd.	3,300	56,971
	Daiwa House Industry Co. Ltd.	81,600	2,570,706
	Daiwa Industries Ltd.	11,800	121,648
	Daiwa Securities Group, Inc.	165,800	1,200,252
	Daiwabo Holdings Co. Ltd.	39,700	772,626
	DCM Holdings Co. Ltd.	44,100	402,537
#*	DD GROUP Co. Ltd.	2,400	19,542
	Dear Life Co. Ltd.	11,300	72,865
#*	Demae-Can Co. Ltd.	4,500	6,825
#	DeNA Co. Ltd.	14,300	251,050
	Denka Co. Ltd.	31,450	447,921
	Densan System Holdings Co. Ltd.	3,700	53,944
	Denso Corp.	102,000	1,411,526
	Dentsu Group, Inc.	19,900	461,023
	Dentsu Soken, Inc.	7,600	300,573
#	Denyo Co. Ltd.	6,100	105,392
	Dexerials Corp.	57,900	754,518
	DIC Corp.	27,900	604,379
	Digital Arts, Inc.	3,900	148,787

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Hearts Holdings Co. Ltd.	4,100	$22,993
	Digital Holdings, Inc.	5,700	48,411
	Digital Information Technologies Corp.	3,100	41,102
#	Dip Corp.	11,900	177,526
	Disco Corp.	7,400	2,141,732
#	DKK Co. Ltd.	3,400	37,266
	DKS Co. Ltd.	2,800	52,896
	DMG Mori Co. Ltd.	43,000	693,587
	Doshisha Co. Ltd.	6,800	93,169
	Double Standard, Inc.	2,600	28,682
	Doutor Nichires Holdings Co. Ltd.	8,700	132,297
	Dowa Holdings Co. Ltd.	21,395	637,155
	DTS Corp.	12,200	332,748
	Duskin Co. Ltd.	8,400	201,228
	DyDo Group Holdings, Inc.	6,400	133,738
	Eagle Industry Co. Ltd.	8,800	117,337
	East Japan Railway Co.	38,000	676,527
#	EAT&HOLDINGS Co. Ltd.	2,900	39,988
	Ebara Corp.	83,700	1,378,718
	Ebara Foods Industry, Inc.	2,300	42,932
	Ebara Jitsugyo Co. Ltd.	2,800	71,083
	Ebase Co. Ltd.	6,400	25,809
	Eco's Co. Ltd.	4,000	52,436
#	EDION Corp.	13,800	162,938
	eGuarantee, Inc.	11,100	124,607
#	Ehime Bank Ltd.	14,100	104,390
	Eiken Chemical Co. Ltd.	2,800	38,468
	Eisai Co. Ltd.	13,847	410,178
	Eizo Corp.	12,600	178,972
	EJ Holdings, Inc.	2,600	26,999
	Elan Corp.	2,501	11,944
	Elecom Co. Ltd.	10,300	99,038
#	Electric Power Development Co. Ltd.	24,000	378,620
	EM Systems Co. Ltd.	11,200	57,571
	en Japan, Inc.	10,100	130,772
	Endo Lighting Corp.	5,800	52,180
	ENEOS Holdings, Inc.	666,000	3,348,192
#	Enplas Corp.	2,000	68,815
	ERI Holdings Co. Ltd.	1,700	25,144
	ES-Con Japan Ltd.	10,700	69,451
	Eslead Corp.	3,700	111,068
	ESPEC Corp.	4,400	73,389
#	Eternal Hospitality Group Co. Ltd.	2,900	51,405
		Shares	Value»
JAPAN — (Continued)
	Exedy Corp.	16,000	$494,926
	EXEO Group, Inc.	44,290	483,574
	Ezaki Glico Co. Ltd.	11,000	331,654
	F&M Co. Ltd.	3,200	38,644
	FALCO HOLDINGS Co. Ltd.	2,100	32,107
	FANUC Corp.	12,300	366,439
	Fast Retailing Co. Ltd.	11,600	3,820,543
	FCC Co. Ltd.	12,300	245,550
*	FDK Corp.	3,899	16,200
	Feed One Co. Ltd.	10,780	58,689
#	Ferrotec Holdings Corp.	17,100	283,298
#	FFRI Security, Inc.	1,400	23,171
	Fibergate, Inc.	4,800	28,730
	FIDEA Holdings Co. Ltd.	7,220	70,107
	Financial Partners Group Co. Ltd.	21,500	351,734
	FINDEX, Inc.	5,100	29,816
	Fintech Global, Inc.	24,800	18,121
#	First Bank of Toyama Ltd.	19,500	135,060
#	Fixstars Corp.	10,200	112,672
	FJ Next Holdings Co. Ltd.	7,900	59,127
#	Focus Systems Corp.	3,400	24,259
	Food & Life Cos. Ltd.	40,800	912,715
	Forum Engineering, Inc.	7,100	48,042
#	Forval Corp.	1,400	13,190
	Foster Electric Co. Ltd.	8,500	87,923
	FP Corp.	17,800	346,910
#	FP Partner, Inc.	2,400	33,931
#	France Bed Holdings Co. Ltd.	9,800	80,986
	Freebit Co. Ltd.	6,000	51,614
	Freund Corp.	3,044	15,581
*	Fronteo, Inc.	8,600	36,097
	FTGroup Co. Ltd.	6,700	52,585
	Fudo Tetra Corp.	5,650	79,683
	Fuji Corp. (6134 JP)	26,400	398,662
	Fuji Corp. (7605 JP)	4,400	55,500
	Fuji Corp. Ltd.	11,800	58,271
#	Fuji Die Co. Ltd.	2,300	12,188
	Fuji Electric Co. Ltd.	16,900	805,199
	Fuji Kosan Co. Ltd.	1,700	15,557
#	Fuji Kyuko Co. Ltd.	8,100	120,824
	Fuji Media Holdings, Inc.	12,900	181,953
#	Fuji Oil Co. Ltd.	17,700	36,505
	Fuji Oil Holdings, Inc.	15,300	332,360
#	Fuji Pharma Co. Ltd.	5,100	47,934
	Fuji Seal International, Inc.	12,486	192,034
#	Fuji Soft, Inc.	8,700	553,212

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujibo Holdings, Inc.	3,100	$103,097
#	Fujicco Co. Ltd.	6,000	63,782
	FUJIFILM Holdings Corp.	55,800	1,229,335
	Fujikura Composites, Inc.	8,600	87,116
	Fujikura Kasei Co. Ltd.	10,400	33,203
	Fujikura Ltd.	43,400	1,746,774
	Fujimi, Inc.	2,800	39,394
#*	Fujio Food Group, Inc.	5,700	39,931
	Fujishoji Co. Ltd.	3,200	28,386
	Fujita Kanko, Inc.	2,300	146,932
	Fujitsu Ltd.	104,900	2,028,741
#	FuKoKu Co. Ltd.	6,200	71,289
	Fukuda Corp.	2,600	85,028
	Fukuda Denshi Co. Ltd.	5,800	251,083
	Fukui Bank Ltd.	7,500	94,601
	Fukui Computer Holdings, Inc.	4,400	81,836
	Fukuoka Financial Group, Inc.	43,332	1,176,043
	Fukushima Galilei Co. Ltd.	8,600	146,608
	Fukuyama Transporting Co. Ltd.	6,200	146,869
	FULLCAST Holdings Co. Ltd.	6,400	62,039
	Fumakilla Ltd.	3,000	21,121
	Funai Soken Holdings, Inc.	13,170	204,337
	Furukawa Battery Co. Ltd.	5,400	47,967
	Furukawa Co. Ltd.	10,381	131,935
	Furukawa Electric Co. Ltd.	24,500	1,120,293
	Furuno Electric Co. Ltd.	10,200	173,713
	Furuya Metal Co. Ltd.	3,600	76,304
	Furyu Corp.	8,200	56,353
	Fuso Chemical Co. Ltd.	8,900	191,794
	Fuso Pharmaceutical Industries Ltd.	2,900	45,426
#	Futaba Corp.	16,300	50,965
	Futaba Industrial Co. Ltd.	22,700	111,101
	Future Corp.	16,700	195,350
	Fuyo General Lease Co. Ltd.	8,600	640,963
	G-7 Holdings, Inc.	8,100	76,185
#*	GA Technologies Co. Ltd.	7,800	76,348
		Shares	Value»
JAPAN — (Continued)
	Gakken Holdings Co. Ltd.	11,000	$73,826
	Gakkyusha Co. Ltd.	3,000	40,057
	Gakujo Co. Ltd.	3,500	50,771
	Gecoss Corp.	7,000	45,939
	Genki Global Dining Concepts Corp.	4,000	81,443
	Genky DrugStores Co. Ltd.	8,400	169,756
	Geo Holdings Corp.	9,800	115,068
	Gift Holdings, Inc.	3,800	80,471
	giftee, Inc.	2,300	20,368
#	Global Security Experts, Inc.	300	9,077
	GLOBERIDE, Inc.	8,800	108,586
	Glory Ltd.	14,000	237,980
	GLtechno Holdings, Inc.	2,750	49,955
	GMO Financial Gate, Inc.	1,600	66,953
	GMO Financial Holdings, Inc.	18,100	82,367
	GMO GlobalSign Holdings KK	1,200	19,111
	GMO internet group, Inc.	27,100	481,018
	GMO Payment Gateway, Inc.	8,400	442,818
#*	GNI Group Ltd.	10,600	226,600
#	Godo Steel Ltd.	4,200	108,449
*	Gokurakuyu Holdings Co. Ltd.	8,600	29,843
#	Goldcrest Co. Ltd.	7,200	143,144
	Goldwin, Inc.	5,500	290,110
	Grandy House Corp.	4,200	15,800
	GREE Holdings, Inc.	24,700	73,748
#	Greens Co. Ltd.	2,600	38,707
	gremz, Inc.	3,300	49,618
	GS Yuasa Corp.	32,016	514,727
	GSI Creos Corp.	3,600	50,700
	G-Tekt Corp.	8,830	97,436
*	Gumi, Inc.	5,000	13,837
#	Gun-Ei Chemical Industry Co. Ltd.	1,900	33,682
*	GungHo Online Entertainment, Inc.	8,540	179,091
	Gunma Bank Ltd.	120,400	864,513
	Gunze Ltd.	6,400	217,334
#	H.U. Group Holdings, Inc.	16,860	276,169
	H2O Retailing Corp.	32,000	476,761
	Hachijuni Bank Ltd.	95,019	621,859
#	Hagihara Industries, Inc.	4,900	46,808
	Hagiwara Electric Holdings Co. Ltd.	3,300	72,356
	Hakudo Co. Ltd.	2,400	36,600

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hakuhodo DY Holdings, Inc.	60,100	$446,203
#	Hakuto Co. Ltd.	600	17,370
	Halows Co. Ltd.	3,100	76,078
	Hamakyorex Co. Ltd.	25,600	224,001
	Hamamatsu Photonics KK	57,500	709,637
	Hamee Corp.	3,200	26,800
	Hankyu Hanshin Holdings, Inc.	31,100	791,327
	Hanwa Co. Ltd.	12,800	395,409
	Happinet Corp.	7,100	213,356
	Hard Off Corp. Co. Ltd.	4,500	56,574
	Harima Chemicals Group, Inc.	6,100	34,377
	Haseko Corp.	80,900	1,061,893
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,140
	Hazama Ando Corp.	58,800	439,775
*	Headwaters Co. Ltd.	600	19,238
	Heiwa Corp.	20,200	303,585
	Heiwa Real Estate Co. Ltd.	9,800	285,330
	Heiwado Co. Ltd.	12,215	185,125
#	Hennge KK	5,300	39,926
	Hibino Corp.	1,100	21,726
	Hibiya Engineering Ltd.	6,300	155,564
	Hiday Hidaka Corp.	7,700	147,448
	Hikari Tsushin, Inc.	1,100	251,271
#	HI-LEX Corp.	7,200	71,759
*	Hino Motors Ltd.	118,800	388,531
	Hioki EE Corp.	3,200	159,347
	Hirakawa Hewtech Corp.	4,000	39,623
	Hirano Tecseed Co. Ltd.	2,000	23,145
	Hirata Corp.	3,300	115,360
	Hirogin Holdings, Inc.	82,300	654,397
	Hirose Electric Co. Ltd.	5,255	628,152
#	Hirose Tusyo, Inc.	1,900	48,689
#	Hiroshima Gas Co. Ltd.	9,300	21,748
*	HIS Co. Ltd.	5,800	57,110
	Hisaka Works Ltd.	6,800	46,081
	Hisamitsu Pharmaceutical Co., Inc.	2,700	77,411
	Hitachi Construction Machinery Co. Ltd.	33,400	799,753
	Hitachi Ltd. (6501 JP)	447,500	11,250,337
	Hochiki Corp.	5,600	89,034
	Hodogaya Chemical Co. Ltd.	2,500	58,780
	Hogy Medical Co. Ltd.	5,900	184,191
		Shares	Value»
JAPAN — (Continued)
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	$25,216
#	Hokkaido Electric Power Co., Inc.	41,300	210,251
	Hokkaido Gas Co. Ltd.	23,500	82,775
	Hokkan Holdings Ltd.	4,300	45,741
#	Hokko Chemical Industry Co. Ltd.	8,500	79,021
	Hokkoku Financial Holdings, Inc.	7,400	257,865
#	Hokuetsu Corp.	45,100	424,539
	Hokuetsu Industries Co. Ltd.	8,800	112,479
	Hokuhoku Financial Group, Inc.	54,100	735,847
	Hokuriku Electric Industry Co. Ltd.	3,300	34,217
	Hokuriku Electric Power Co.	35,700	198,484
#	Hokuriku Electrical Construction Co. Ltd.	6,000	46,332
	Hokuto Corp.	6,400	75,282
	Honda Motor Co. Ltd. (7267 JP)	409,300	3,874,084
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	4,900	138,866
#	H-One Co. Ltd.	8,600	56,149
	Honeys Holdings Co. Ltd.	6,900	75,512
	Hoosiers Holdings Co. Ltd.	10,800	72,478
	Horiba Ltd.	10,800	676,873
	Hoshizaki Corp.	5,800	214,665
	Hosiden Corp.	22,400	303,593
	Hosokawa Micron Corp.	3,800	106,065
#	Hotland Co. Ltd.	5,400	71,270
	House Foods Group, Inc.	17,093	311,145
#	Howa Machinery Ltd.	5,400	42,392
	Hoya Corp.	26,300	3,531,718
	HS Holdings Co. Ltd.	7,900	44,755
	Hulic Co. Ltd.	71,495	630,124
	Hyakugo Bank Ltd.	81,100	355,513
	Hyakujushi Bank Ltd.	9,200	214,814
	Ibiden Co. Ltd.	38,300	1,123,070
#	IBJ, Inc.	7,100	29,941
#	Ichibanya Co. Ltd.	15,500	99,166
	Ichigo, Inc.	25,400	58,039
	Ichiken Co. Ltd.	3,100	50,626
	Ichikoh Industries Ltd.	17,800	46,315
	Ichinen Holdings Co. Ltd.	8,100	95,566

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichiyoshi Securities Co. Ltd.	11,900	$65,444
	Icom, Inc.	3,300	59,146
	ID Holdings Corp.	5,550	62,881
	Idec Corp.	5,600	92,034
	Idemitsu Kosan Co. Ltd.	300,445	2,005,218
	IDOM, Inc.	26,700	198,371
#	IG Port, Inc.	3,200	49,637
	IHI Corp.	4,800	287,175
	Iida Group Holdings Co. Ltd.	42,400	642,231
#	Iino Kaiun Kaisha Ltd.	36,600	264,070
	IKK Holdings, Inc.	2,300	11,390
#	I'll, Inc.	2,800	46,401
	Imagica Group, Inc.	7,200	25,423
	i-mobile Co. Ltd.	7,200	22,366
	Imuraya Group Co. Ltd.	2,700	42,753
	Inaba Denki Sangyo Co. Ltd.	10,000	238,180
#	Inaba Seisakusho Co. Ltd.	4,800	52,473
	Inabata & Co. Ltd.	19,800	409,423
	I-NE Co. Ltd.	2,800	38,118
	Ines Corp.	5,600	66,221
#	I-Net Corp.	5,310	56,328
	Infomart Corp.	43,000	89,718
	INFRONEER Holdings, Inc.	76,620	577,596
	Innotech Corp.	6,300	57,082
	Inpex Corp.	291,500	3,478,775
	Insource Co. Ltd.	18,600	127,201
	Integrated Design & Engineering Holdings Co. Ltd.	5,000	208,969
	Intelligent Wave, Inc.	4,800	32,939
	Internet Initiative Japan, Inc.	26,000	485,570
#	Inui Global Logistics Co. Ltd.	3,300	35,183
#	IPS, Inc.	3,900	64,197
	Iriso Electronics Co. Ltd.	8,600	145,913
	ISB Corp.	2,500	21,484
#	Ise Chemicals Corp.	600	105,057
	Iseki & Co. Ltd.	7,400	44,678
	Isetan Mitsukoshi Holdings Ltd.	15,900	274,773
	Ishihara Chemical Co. Ltd.	4,000	60,479
	Ishihara Sangyo Kaisha Ltd.	13,300	137,191
	Ishizuka Glass Co. Ltd.	1,300	20,174
#*	Istyle, Inc.	22,100	74,189
	Isuzu Motors Ltd.	170,000	2,285,544
	Itfor, Inc.	5,500	51,026
		Shares	Value»
JAPAN — (Continued)
#	ITmedia, Inc.	2,600	$27,852
	Ito En Ltd.	20,100	443,520
	ITOCHU Corp.	36,000	1,657,586
	Itochu Enex Co. Ltd.	26,700	273,252
	Itochu-Shokuhin Co. Ltd.	2,500	118,884
	Itoham Yonekyu Holdings, Inc.	10,780	268,081
	Itoki Corp.	20,600	214,142
	IwaiCosmo Holdings, Inc.	7,900	126,301
#	Iwaki Co. Ltd.	2,800	44,093
	Iwatani Corp.	74,000	810,334
	Iwatsuka Confectionery Co. Ltd.	3,200	53,402
	Iyogin Holdings, Inc.	65,700	696,853
	Izumi Co. Ltd.	11,600	233,310
	J Front Retailing Co. Ltd.	82,800	1,160,116
	J Trust Co. Ltd.	17,800	59,168
	JAC Recruitment Co. Ltd.	26,100	114,757
#	Jaccs Co. Ltd.	9,900	243,394
#*	Jade Group, Inc.	3,300	28,377
	JAFCO Group Co. Ltd.	24,300	355,162
#	JALCO Holdings, Inc.	14,000	27,322
	JANOME Corp.	7,000	45,200
	Japan Airlines Co. Ltd.	39,200	643,182
	Japan Airport Terminal Co. Ltd.	20,100	652,805
	Japan Aviation Electronics Industry Ltd.	14,800	267,926
#	Japan Business Systems, Inc.	5,200	30,815
*	Japan Communications, Inc.	42,200	33,848
	Japan Elevator Service Holdings Co. Ltd.	26,200	507,127
	Japan Exchange Group, Inc.	132,200	1,396,850
	Japan Foundation Engineering Co. Ltd.	5,100	19,060
#	Japan Investment Adviser Co. Ltd.	4,900	39,743
	Japan Lifeline Co. Ltd.	19,200	175,990
	Japan Material Co. Ltd.	15,400	171,930

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Medical Dynamic Marketing, Inc.	7,100	$28,381
	Japan Petroleum Exploration Co. Ltd.	40,000	283,654
	Japan Post Bank Co. Ltd.	83,900	867,854
	Japan Post Holdings Co. Ltd.	120,800	1,261,636
	Japan Post Insurance Co. Ltd.	24,100	469,652
	Japan Property Management Center Co. Ltd.	4,600	32,874
	Japan Pulp & Paper Co. Ltd.	44,000	183,759
	Japan Securities Finance Co. Ltd.	29,000	357,061
	Japan Steel Works Ltd.	11,574	409,356
#	Japan System Techniques Co. Ltd.	5,200	61,776
	Japan Tobacco, Inc.	99,500	2,534,844
	Japan Transcity Corp.	14,800	99,071
	Japan Wool Textile Co. Ltd.	18,700	160,008
	JBCC Holdings, Inc.	4,000	123,766
	JCR Pharmaceuticals Co. Ltd.	13,886	49,191
	JCU Corp.	10,500	243,803
	JDC Corp.	16,200	51,858
	Jeol Ltd.	14,600	538,091
	JFE Holdings, Inc.	110,700	1,280,183
	JFE Systems, Inc.	900	20,236
	JGC Holdings Corp.	78,800	661,610
#*	JIG-SAW, Inc.	1,500	32,091
	JINS Holdings, Inc.	3,800	173,319
	JINUSHI Co. Ltd.	4,500	64,355
	JK Holdings Co. Ltd.	6,500	41,938
	J-Lease Co. Ltd.	4,000	32,274
	JM Holdings Co. Ltd.	5,400	83,647
	J-Oil Mills, Inc.	7,400	97,253
	Joshin Denki Co. Ltd.	5,700	86,806
	Joyful Honda Co. Ltd.	15,200	183,304
#	JP-Holdings, Inc.	21,100	88,645
	JSB Co. Ltd.	2,600	53,336
	JSP Corp.	4,700	64,703
	JTEKT Corp.	75,000	589,564
#*	Juki Corp.	8,500	20,785
	Juroku Financial Group, Inc.	10,200	306,270
	Justsystems Corp.	10,700	231,332
	JVCKenwood Corp.	91,900	1,064,921
#	K&O Energy Group, Inc.	5,900	124,001
	Kadokawa Corp.	9,800	207,348
		Shares	Value»
JAPAN — (Continued)
	Kadoya Sesame Mills, Inc.	1,000	$23,383
	Kaga Electronics Co. Ltd.	16,600	297,268
	Kagome Co. Ltd.	25,400	475,872
	Kajima Corp.	48,300	858,826
	Kakaku.com, Inc.	36,300	568,477
	Kaken Pharmaceutical Co. Ltd.	2,700	73,332
	Kakiyasu Honten Co. Ltd.	800	14,493
#	Kamakura Shinsho Ltd.	9,100	29,701
#	Kameda Seika Co. Ltd.	1,100	27,638
	Kamei Corp.	9,400	107,893
	Kamigumi Co. Ltd.	23,700	516,341
	Kanaden Corp.	6,900	65,817
	Kanadevia Corp.	74,700	514,117
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	51,215
	Kanamic Network Co. Ltd.	5,700	16,594
	Kanamoto Co. Ltd.	10,300	207,272
	Kandenko Co. Ltd.	43,200	691,425
	Kaneka Corp.	15,900	385,967
	Kaneko Seeds Co. Ltd.	3,900	35,795
	Kanematsu Corp.	34,500	577,244
#	Kanemi Co. Ltd.	600	13,105
	Kanro, Inc.	2,500	58,048
	Kansai Electric Power Co., Inc.	53,500	590,253
	Kansai Paint Co. Ltd.	56,300	762,992
	Kanto Denka Kogyo Co. Ltd.	16,448	101,051
	Kao Corp.	20,000	793,047
*	Kaonavi, Inc.	3,200	41,709
#	Kappa Create Co. Ltd.	6,900	64,894
	Katakura Industries Co. Ltd.	8,000	106,410
#	Katitas Co. Ltd.	17,600	246,063
	Kato Sangyo Co. Ltd.	5,700	160,975
	Kato Works Co. Ltd.	5,200	44,379
	Kawada Technologies, Inc.	5,700	99,223
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	50,641
	Kawasaki Heavy Industries Ltd.	13,300	600,727
#	Kawasaki Kisen Kaisha Ltd.	48,866	618,385
	KDDI Corp.	149,000	4,964,083

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	KeePer Technical Laboratory Co. Ltd.	4,700	$134,855
	Keihan Holdings Co. Ltd.	30,300	652,538
	Keihanshin Building Co. Ltd.	7,700	74,238
	Keikyu Corp.	41,400	362,941
	Keio Corp.	14,900	376,938
#	Keisei Electric Railway Co. Ltd.	33,657	320,992
	KEIWA, Inc.	2,400	15,679
	Keiyo Bank Ltd.	39,600	207,754
	Kenko Mayonnaise Co. Ltd.	4,700	54,508
	Kewpie Corp.	28,000	544,109
	Keyence Corp.	4,800	2,067,402
	KH Neochem Co. Ltd.	11,458	154,838
#	Kibun Foods, Inc.	4,200	29,668
	Kikkoman Corp.	55,800	584,016
	Kimura Chemical Plants Co. Ltd.	5,900	31,470
	Kimura Unity Co. Ltd.	1,400	14,105
	Kinden Corp.	34,500	705,733
#	King Jim Co. Ltd.	4,200	23,362
#	Kintetsu Department Store Co. Ltd.	3,100	44,828
	Kintetsu Group Holdings Co. Ltd.	27,200	586,588
	Kirin Holdings Co. Ltd.	89,200	1,128,726
	Kissei Pharmaceutical Co. Ltd.	11,300	287,766
#	Ki-Star Real Estate Co. Ltd.	4,300	119,886
	Kitagawa Corp.	4,300	33,156
#	Kita-Nippon Bank Ltd.	3,600	72,435
	Kitano Construction Corp.	1,600	45,558
#	Kitanotatsujin Corp.	18,900	19,649
	Kitz Corp.	25,100	189,302
	Kiyo Bank Ltd.	29,500	439,002
*	KNT-CT Holdings Co. Ltd.	3,800	29,293
#	Koa Corp.	12,400	78,593
	Koa Shoji Holdings Co. Ltd.	2,400	9,596
	Koatsu Gas Kogyo Co. Ltd.	12,700	68,199
#	Kobayashi Pharmaceutical Co. Ltd.	6,400	238,586
	Kobe Bussan Co. Ltd.	17,000	386,317
#	Kobe Electric Railway Co. Ltd.	1,600	25,183
	Kobe Steel Ltd.	154,000	1,639,705
#	Koei Tecmo Holdings Co. Ltd.	12,820	160,013
	Kohnan Shoji Co. Ltd.	12,300	285,942
		Shares	Value»
JAPAN — (Continued)
	Kohoku Kogyo Co. Ltd.	2,400	$41,869
#	Kohsoku Corp.	3,200	51,368
	Koike-ya, Inc.	1,200	36,557
	Koito Manufacturing Co. Ltd.	66,000	867,878
	Kojima Co. Ltd.	14,600	93,669
	Kokuyo Co. Ltd.	22,900	398,029
	Komatsu Ltd.	125,000	3,770,406
	Komatsu Matere Co. Ltd.	10,900	56,917
	Komatsu Wall Industry Co. Ltd.	6,000	58,022
	KOMEDA Holdings Co. Ltd.	14,900	265,071
#	Komehyo Holdings Co. Ltd.	3,700	97,076
	Komeri Co. Ltd.	12,400	242,798
	Komori Corp.	16,200	127,231
	Konami Group Corp.	12,500	1,150,663
	Kondotec, Inc.	7,700	66,634
	Konica Minolta, Inc.	163,000	659,816
	Konishi Co. Ltd.	20,200	166,211
	Konoike Transport Co. Ltd.	10,300	209,619
	Konoshima Chemical Co. Ltd.	3,900	42,258
#	Kosaido Holdings Co. Ltd.	12,700	43,502
	Kose Corp.	3,500	154,760
#	Koshidaka Holdings Co. Ltd.	17,900	122,809
#	Kotobuki Spirits Co. Ltd.	37,700	550,912
*	Kourakuen Corp.	1,300	8,777
	Kozo Keikaku Engineering Holdings, Inc.	500	14,253
	KPP Group Holdings Co. Ltd.	16,100	69,122
	Krosaki Harima Corp.	6,400	102,657
	KRS Corp.	5,400	76,805
	K's Holdings Corp.	57,600	529,267
	KU Holdings Co. Ltd.	4,300	31,242
	Kubota Corp. (6326 JP)	138,700	1,739,760
	Kubota Corp. (KUBTY US), Sponsored ADR	425	26,584
	Kumagai Gumi Co. Ltd.	12,300	304,348
	Kumiai Chemical Industry Co. Ltd.	27,263	133,240
#	Kura Sushi, Inc.	8,600	152,415
	Kurabo Industries Ltd.	6,000	223,869
	Kuraray Co. Ltd.	105,600	1,545,993
	Kureha Corp.	13,700	245,921
	Kurimoto Ltd.	3,400	98,055

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kurita Water Industries Ltd.	22,100	$769,722
	Kuriyama Holdings Corp.	5,600	45,179
	Kusuri No. Aoki Holdings Co. Ltd.	19,200	409,064
	KYB Corp.	14,200	268,332
	Kyocera Corp.	173,804	1,804,049
	Kyodo Printing Co. Ltd.	2,700	74,095
	Kyoei Steel Ltd.	9,300	113,744
	Kyokuto Boeki Kaisha Ltd.	6,000	59,459
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	205,403
#	Kyokuto Securities Co. Ltd.	9,100	97,306
	Kyokuyo Co. Ltd.	3,700	98,440
	Kyorin Pharmaceutical Co. Ltd.	16,000	151,622
#	Kyoritsu Maintenance Co. Ltd.	23,300	461,054
	Kyosan Electric Manufacturing Co. Ltd.	17,000	55,785
	Kyoto Financial Group, Inc.	56,900	855,676
	Kyowa Kirin Co. Ltd.	24,000	357,641
	Kyudenko Corp.	11,200	380,192
	Kyushu Electric Power Co., Inc.	45,200	391,676
	Kyushu Financial Group, Inc.	98,199	496,735
	Kyushu Railway Co.	22,200	539,837
	LA Holdings Co. Ltd.	2,100	81,777
	Lacto Japan Co. Ltd.	2,400	48,134
#	Lasertec Corp.	8,600	894,430
#	LEC, Inc.	8,100	65,927
	Leopalace21 Corp.	70,800	251,906
	Life Corp.	6,200	143,845
	Lifedrink Co., Inc.	13,200	182,214
	LIFULL Co. Ltd.	28,000	35,903
#	LIKE, Inc.	3,000	27,968
#	Link & Motivation, Inc.	16,000	55,797
	Lintec Corp.	15,338	286,813
	Lion Corp.	53,800	575,958
#	LITALICO, Inc.	8,700	61,789
#	Lixil Corp.	86,000	968,005
	Loadstar Capital KK	3,000	52,488
	Look Holdings, Inc.	2,300	33,213
	LY Corp.	140,400	410,098
	M3, Inc.	31,700	287,710
	Mabuchi Motor Co. Ltd.	31,300	429,848
	Macnica Holdings, Inc.	54,597	640,828
	Macromill, Inc.	15,400	123,997
		Shares	Value»
JAPAN — (Continued)
	Maeda Kosen Co. Ltd.	18,000	$222,929
	Maezawa Industries, Inc.	2,800	21,595
#	Maezawa Kasei Industries Co. Ltd.	5,600	62,254
	Maezawa Kyuso Industries Co. Ltd.	6,800	58,136
	Makino Milling Machine Co. Ltd.	9,300	694,752
	Makita Corp. (6586 JP)	21,200	626,936
	Mamiya-Op Co. Ltd.	1,800	19,359
#	Management Solutions Co. Ltd.	2,600	28,730
	Mandom Corp.	14,500	114,796
	Mani, Inc.	19,900	185,135
	MarkLines Co. Ltd.	3,600	51,092
#	Mars Group Holdings Corp.	3,500	71,440
	Marubeni Corp.	66,300	985,719
	Marubun Corp.	6,700	47,851
#	Maruchiyo Yamaokaya Corp.	1,300	31,978
	Marudai Food Co. Ltd.	6,000	64,027
	Maruha Nichiro Corp.	20,233	390,105
	Marui Group Co. Ltd.	40,600	676,516
	Maruichi Steel Tube Ltd.	21,000	456,607
	MARUKA FURUSATO Corp.	7,553	114,238
	Marusan Securities Co. Ltd.	17,700	115,677
	Maruwa Co. Ltd.	1,900	465,198
	Maruyama Manufacturing Co., Inc.	900	11,493
	Maruzen Showa Unyu Co. Ltd.	4,800	184,143
	Marvelous, Inc.	7,200	26,721
	Matching Service Japan Co. Ltd.	2,600	18,275
	Matsuda Sangyo Co. Ltd.	6,500	131,015
	Matsui Construction Co. Ltd.	6,600	36,043
	Matsui Securities Co. Ltd.	37,200	195,699
	MatsukiyoCocokara & Co.	58,440	864,978
	Matsuya Co. Ltd.	10,300	71,209
	Matsuyafoods Holdings Co. Ltd.	1,200	47,020
	Max Co. Ltd.	6,000	153,202
	Maxell Ltd.	15,600	201,003

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maxvalu Tokai Co. Ltd.	2,400	$50,525
	Mazda Motor Corp.	183,200	1,252,608
	McDonald's Holdings Co. Japan Ltd.	7,700	290,349
	MCJ Co. Ltd.	34,200	299,683
	Mebuki Financial Group, Inc.	234,190	1,035,475
#	MEC Co. Ltd.	2,500	51,769
#	Media Do Co. Ltd.	2,600	26,065
#	Medical System Network Co. Ltd.	12,800	33,094
	Medikit Co. Ltd.	600	10,157
	Medipal Holdings Corp.	51,300	771,280
	Medius Holdings Co. Ltd.	3,700	21,251
#*	Medley, Inc.	2,400	62,754
	Megachips Corp.	5,900	221,521
	Megmilk Snow Brand Co. Ltd.	18,300	313,570
	Meidensha Corp.	17,600	449,863
#	Meiho Facility Works Ltd.	3,300	19,166
	Meiji Electric Industries Co. Ltd.	2,500	23,441
	MEIJI Holdings Co. Ltd.	31,200	627,978
#	Meiji Shipping Group Co. Ltd.	6,900	30,195
	Meiko Electronics Co. Ltd.	8,000	464,648
	Meisei Industrial Co. Ltd.	17,000	153,923
	MEITEC Group Holdings, Inc.	26,000	504,851
	Meito Sangyo Co. Ltd.	3,300	41,762
	Meiwa Corp.	11,400	50,760
#	Meiwa Estate Co. Ltd.	3,900	25,424
	Melco Holdings, Inc.	1,800	24,998
	Menicon Co. Ltd.	22,100	198,301
*	Mercari, Inc.	33,273	401,767
	Mercuria Holdings Co. Ltd.	4,100	18,957
	METAWATER Co. Ltd.	3,400	40,420
	Micronics Japan Co. Ltd.	7,800	188,861
#*	Microwave Chemical Co. Ltd.	2,200	8,465
#	Midac Holdings Co. Ltd.	2,700	28,748
	Mie Kotsu Group Holdings, Inc.	16,900	56,199
	Milbon Co. Ltd.	5,700	117,162
		Shares	Value»
JAPAN — (Continued)
	MIMAKI ENGINEERING Co. Ltd.	7,300	$69,214
	Minebea Mitsumi, Inc.	43,561	699,097
#	Mirai Industry Co. Ltd.	2,400	56,683
#	Miraial Co. Ltd.	2,200	17,590
	Mirait One Corp.	35,000	519,780
	Mirarth Holdings, Inc.	31,754	106,728
	Miroku Jyoho Service Co. Ltd.	5,900	72,631
	MISUMI Group, Inc.	15,100	241,684
	Mitani Corp.	7,600	95,926
#	Mitani Sangyo Co. Ltd.	9,700	20,349
	Mitani Sekisan Co. Ltd.	2,200	71,972
#	Mito Securities Co. Ltd.	24,400	91,341
	Mitsuba Corp.	13,600	77,123
	Mitsubishi Chemical Group Corp.	415,600	2,122,742
	Mitsubishi Corp.	157,590	2,513,438
	Mitsubishi Electric Corp.	95,900	1,571,893
	Mitsubishi Estate Co. Ltd.	63,500	922,718
	Mitsubishi Gas Chemical Co., Inc.	42,200	737,487
	Mitsubishi HC Capital, Inc.	299,200	1,989,704
	Mitsubishi Heavy Industries Ltd.	77,600	1,135,695
	Mitsubishi Kakoki Kaisha Ltd.	3,200	73,762
	Mitsubishi Logisnext Co. Ltd.	16,000	204,926
	Mitsubishi Logistics Corp.	68,000	485,791
#	Mitsubishi Materials Corp.	44,500	698,457
	Mitsubishi Motors Corp.	222,300	659,373
#	Mitsubishi Paper Mills Ltd.	8,900	34,717
	Mitsubishi Research Institute, Inc.	3,500	108,896
	Mitsubishi Shokuhin Co. Ltd.	7,500	240,416
	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	55,823
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	557,200	7,046,569
	Mitsuboshi Belting Ltd.	6,300	159,510

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co. Ltd. (8031 JP)	120,200	$2,378,997
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	170	66,973
	Mitsui Chemicals, Inc.	32,710	717,313
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	137,323
#	Mitsui E&S Co. Ltd.	31,900	323,165
	Mitsui Fudosan Co. Ltd.	139,200	1,256,390
#	Mitsui High-Tec, Inc.	40,600	235,922
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	147,416
	Mitsui Mining & Smelting Co. Ltd.	19,400	571,967
#	Mitsui OSK Lines Ltd.	47,300	1,607,383
	Mitsui-Soko Holdings Co. Ltd.	7,500	371,399
	Mitsuuroko Group Holdings Co. Ltd.	14,700	170,951
	Miura Co. Ltd.	11,200	269,891
	MIXI, Inc.	11,000	228,096
#	Miyaji Engineering Group, Inc.	8,400	105,746
	Miyazaki Bank Ltd.	5,900	124,437
	Miyoshi Oil & Fat Co. Ltd.	3,800	40,569
	Mizuho Financial Group, Inc. (8411 JP)	139,800	3,849,506
	Mizuho Leasing Co. Ltd.	84,000	549,770
	Mizuho Medy Co. Ltd.	3,600	35,090
	Mizuno Corp.	7,100	396,499
	Mochida Pharmaceutical Co. Ltd.	6,400	138,873
	Modec, Inc.	7,100	145,952
	Monogatari Corp.	11,600	250,121
	MonotaRO Co. Ltd.	40,800	702,927
	Morinaga & Co. Ltd.	26,000	448,165
	Morinaga Milk Industry Co. Ltd.	33,400	624,827
#	Moriroku Holdings Co. Ltd.	1,800	23,354
	Morita Holdings Corp.	11,900	170,712
	Morito Co. Ltd.	6,400	63,198
#	Morozoff Ltd.	5,400	57,181
	Mory Industries, Inc.	1,600	47,442
	MOS Food Services, Inc.	300	6,787
	MrMax Holdings Ltd.	10,500	46,354
	MS&AD Insurance Group Holdings, Inc.	122,500	2,539,902
		Shares	Value»
JAPAN — (Continued)
	Mugen Estate Co. Ltd.	4,500	$53,577
	m-up Holdings, Inc.	12,400	127,685
	Murakami Corp.	2,200	75,898
	Murata Manufacturing Co. Ltd.	58,016	911,477
	Musashi Seimitsu Industry Co. Ltd.	16,200	318,096
	Musashino Bank Ltd.	9,700	202,820
	Muto Seiko Co.	2,000	21,545
	Nabtesco Corp.	9,900	177,024
	Nachi-Fujikoshi Corp.	6,338	135,256
	Nafco Co. Ltd.	5,700	69,798
#	Nagano Keiki Co. Ltd.	5,600	79,758
	Nagase & Co. Ltd.	40,800	766,343
	Nagase Brothers, Inc.	4,000	48,491
#	Nagawa Co. Ltd.	1,400	58,488
#	Nagoya Railroad Co. Ltd.	36,500	407,262
	Naigai Trans Line Ltd.	2,200	37,207
#	Nakabayashi Co. Ltd.	9,300	31,740
#	Nakamoto Packs Co. Ltd.	1,400	15,787
	Nakamuraya Co. Ltd.	1,900	38,721
	Nakanishi, Inc.	9,900	163,302
	Nakayama Steel Works Ltd.	13,800	68,313
#	Namura Shipbuilding Co. Ltd.	18,000	231,113
	Nankai Electric Railway Co. Ltd.	21,700	359,356
	Nanto Bank Ltd.	9,400	213,405
	Nanyo Corp.	1,600	11,814
	Narasaki Sangyo Co. Ltd.	1,400	24,165
	Natori Co. Ltd.	2,500	35,095
	NCD Co. Ltd./Shinagawa	1,700	30,810
	NEC Capital Solutions Ltd.	5,300	135,050
	NEC Corp.	8,400	833,102
	Neturen Co. Ltd.	11,900	76,639
#	New Art Holdings Co. Ltd.	2,800	31,344
	Nexon Co. Ltd.	14,000	181,873
#	Nextage Co. Ltd.	16,500	159,268
	NGK Insulators Ltd.	70,200	900,829
	NH Foods Ltd.	17,600	574,452
	NHK Spring Co. Ltd.	70,863	903,185
	Nicca Chemical Co. Ltd.	2,100	15,327
	Nice Corp.	2,400	22,225
	Nichias Corp.	23,800	778,969
	Nichiban Co. Ltd.	4,000	53,059
	Nichicon Corp.	21,000	148,120
#	Nichiden Corp.	6,000	117,753
	Nichiha Corp.	9,600	179,439
	Nichirei Corp.	31,000	787,637

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichireki Group Co. Ltd.	10,800	$168,294
	Nichirin Co. Ltd.	4,500	99,501
	NIDEC Corp. (6594 JP)	69,200	1,195,190
	Nifco, Inc.	32,800	783,871
#	Nihon Chouzai Co. Ltd.	4,700	40,477
	Nihon Dempa Kogyo Co. Ltd.	7,900	44,096
	Nihon Dengi Co. Ltd.	2,800	68,611
	Nihon Denkei Co. Ltd.	3,900	46,961
	Nihon Flush Co. Ltd.	7,095	36,874
	Nihon House Holdings Co. Ltd.	12,300	25,735
	Nihon Kagaku Sangyo Co. Ltd.	5,600	51,323
#	Nihon M&A Center Holdings, Inc.	99,700	389,090
	Nihon Nohyaku Co. Ltd.	12,200	59,443
	Nihon Parkerizing Co. Ltd.	31,200	254,429
	Nihon Tokushu Toryo Co. Ltd.	5,000	42,290
#	Nihon Trim Co. Ltd.	1,200	28,569
	Nikkiso Co. Ltd.	17,600	114,990
	Nikko Co. Ltd.	10,500	48,009
	Nikkon Holdings Co. Ltd.	39,394	573,279
	Nikon Corp.	71,700	768,158
	Nintendo Co. Ltd.	25,600	1,679,479
	Nippi, Inc.	300	10,977
	Nippn Corp.	17,300	241,966
	Nippon Air Conditioning Services Co. Ltd.	6,100	43,430
#	Nippon Aqua Co. Ltd.	5,000	24,734
#	Nippon Avionics Co. Ltd.	2,000	27,911
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	73,017
	Nippon Carbide Industries Co., Inc.	3,800	43,664
	Nippon Carbon Co. Ltd.	1,900	52,669
	Nippon Care Supply Co. Ltd.	800	9,892
	Nippon Chemical Industrial Co. Ltd.	3,000	45,652
*	Nippon Chemi-Con Corp.	8,400	54,102
#	Nippon Coke & Engineering Co. Ltd.	76,400	47,080
		Shares	Value»
JAPAN — (Continued)
	Nippon Concept Corp.	3,900	$45,984
	Nippon Concrete Industries Co. Ltd.	16,800	40,367
	Nippon Denko Co. Ltd.	40,192	72,329
	Nippon Densetsu Kogyo Co. Ltd.	13,300	175,084
	Nippon Dry-Chemical Co. Ltd.	2,800	72,772
	Nippon Electric Glass Co. Ltd.	31,400	674,506
	NIPPON EXPRESS HOLDINGS, Inc.	73,200	1,186,430
#	Nippon Fine Chemical Co. Ltd.	4,300	62,455
	Nippon Gas Co. Ltd.	38,600	541,280
	Nippon Hume Corp.	9,000	88,691
	Nippon Kayaku Co. Ltd.	48,000	392,838
	Nippon Kodoshi Corp.	3,100	37,410
	Nippon Light Metal Holdings Co. Ltd.	21,440	219,572
	Nippon Paint Holdings Co. Ltd.	127,400	802,785
	Nippon Paper Industries Co. Ltd.	39,800	227,227
	Nippon Parking Development Co. Ltd.	76,500	104,338
	Nippon Rietec Co. Ltd.	2,400	21,024
	Nippon Road Co. Ltd.	8,700	102,361
	Nippon Sanso Holdings Corp.	34,100	965,730
	Nippon Seiki Co. Ltd.	17,600	126,461
#	Nippon Seisen Co. Ltd.	3,500	30,882
	Nippon Sharyo Ltd.	3,200	45,836
*	Nippon Sheet Glass Co. Ltd.	34,300	83,579
	Nippon Shinyaku Co. Ltd.	18,600	450,059
	Nippon Shokubai Co. Ltd.	38,900	471,890
	Nippon Signal Co. Ltd.	14,900	87,201
	Nippon Soda Co. Ltd.	18,000	333,997
	Nippon Steel Corp.	92,399	1,918,109
	Nippon Telegraph & Telephone Corp.	1,415,000	1,392,997
	Nippon Television Holdings, Inc.	7,700	142,143
	Nippon Thompson Co. Ltd.	20,000	65,849
#	Nippon Yakin Kogyo Co. Ltd.	3,890	100,420

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Yusen KK	63,300	$1,986,577
	Nipro Corp.	56,197	524,930
	Nishikawa Rubber Co. Ltd.	3,800	52,641
	Nishimatsu Construction Co. Ltd.	15,100	490,595
	Nishimatsuya Chain Co. Ltd.	9,500	142,368
	Nishi-Nippon Financial Holdings, Inc.	47,600	653,135
	Nishi-Nippon Railroad Co. Ltd.	13,200	190,869
	Nishio Holdings Co. Ltd.	7,900	217,194
	Nissan Chemical Corp.	35,000	1,053,055
	Nissan Motor Co. Ltd.	347,800	951,729
#	Nissan Shatai Co. Ltd.	22,500	149,205
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	35,235
	Nissei ASB Machine Co. Ltd.	1,900	66,203
#	Nissei Plastic Industrial Co. Ltd.	5,600	34,679
	Nissha Co. Ltd.	15,200	158,729
	Nisshin Group Holdings Co. Ltd.	14,000	47,353
	Nisshin Oillio Group Ltd.	11,500	368,995
	Nisshin Seifun Group, Inc.	49,800	560,032
	Nisshinbo Holdings, Inc.	54,548	312,072
	Nissin Corp.	5,200	151,491
	Nissin Foods Holdings Co. Ltd.	8,400	187,823
	Nisso Holdings Co. Ltd.	3,700	18,402
	Nissui Corp.	161,400	889,348
	Niterra Co. Ltd.	42,100	1,388,553
	Nitori Holdings Co. Ltd.	5,800	679,206
	Nitta Corp.	6,400	148,673
	Nitta Gelatin, Inc.	5,000	23,144
	Nittetsu Mining Co. Ltd.	4,400	134,206
	Nitto Denko Corp.	148,500	2,634,269
	Nitto Fuji Flour Milling Co. Ltd.	1,000	41,955
	Nitto Kogyo Corp.	8,000	149,693
	Nitto Kohki Co. Ltd.	4,300	64,736
	Nitto Seiko Co. Ltd.	9,400	35,148
	Nittoc Construction Co. Ltd.	10,600	72,457
	Nittoku Co. Ltd.	5,500	74,522
		Shares	Value»
JAPAN — (Continued)
#	NJS Co. Ltd.	2,700	$68,353
	Noevir Holdings Co. Ltd.	6,000	178,772
	NOF Corp.	43,400	577,411
	Nohmi Bosai Ltd.	5,500	109,300
	Nojima Corp.	24,572	369,333
	NOK Corp.	20,200	305,636
	Nomura Holdings, Inc. (8604 JP)	315,000	2,047,936
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	20,348	131,855
#	Nomura Micro Science Co. Ltd.	1,300	21,608
	Nomura Real Estate Holdings, Inc.	23,100	613,967
	Nomura Research Institute Ltd.	22,409	757,138
	Noritake Co. Ltd.	8,400	208,203
	Noritsu Koki Co. Ltd.	9,100	294,259
	Noritz Corp.	9,600	105,080
	North Pacific Bank Ltd.	95,800	323,789
#	NPC, Inc.	5,000	29,459
	NPR-RIKEN Corp.	8,448	137,986
	NS Solutions Corp.	9,100	231,474
	NS Tool Co. Ltd.	5,600	27,425
	NS United Kaiun Kaisha Ltd.	5,100	128,712
	NSD Co. Ltd.	22,540	475,908
	NSK Ltd.	93,100	404,129
	NSW, Inc.	3,100	57,933
	NTN Corp.	162,100	259,649
	NTT Data Group Corp.	77,600	1,505,952
	Oat Agrio Co. Ltd.	4,000	51,181
#	Obara Group, Inc.	2,500	61,136
	Obayashi Corp.	94,000	1,262,432
	OBIC Business Consultants Co. Ltd.	2,500	125,323
	Obic Co. Ltd.	14,900	444,992
#	Odakyu Electric Railway Co. Ltd.	44,999	426,812
#	Oenon Holdings, Inc.	16,000	39,441
	Ogaki Kyoritsu Bank Ltd.	14,300	197,490
#	Ohara, Inc.	2,000	14,501
#	Ohashi Technica, Inc.	4,000	51,715
	Ohba Co. Ltd.	4,600	29,011
	Ohsho Food Service Corp.	12,000	223,420
	OIE Sangyo Co. Ltd.	1,100	13,598
	Oiles Corp.	8,600	135,189
	Oita Bank Ltd.	5,400	109,519
	Oji Holdings Corp.	248,300	1,002,827
	Okabe Co. Ltd.	12,300	58,288
	Okada Aiyon Corp.	800	10,000

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okamoto Industries, Inc.	3,600	$123,106
	Okamoto Machine Tool Works Ltd.	1,900	45,898
	Okamura Corp.	24,200	309,373
	Okasan Securities Group, Inc.	51,100	211,204
	Oki Electric Industry Co. Ltd.	33,574	209,916
	Okinawa Cellular Telephone Co.	9,400	258,104
	Okinawa Electric Power Co., Inc.	11,007	63,671
	Okinawa Financial Group, Inc.	7,500	127,920
	OKUMA Corp.	15,198	342,801
	Okumura Corp.	10,100	254,074
	Okura Industrial Co. Ltd.	3,400	66,150
#	Okuwa Co. Ltd.	11,200	57,501
	Olympus Corp.	26,800	406,717
	Omron Corp.	17,100	564,123
	Ono Pharmaceutical Co. Ltd.	68,100	708,469
	Onoken Co. Ltd.	6,700	66,925
	Onward Holdings Co. Ltd.	39,600	158,590
	Ootoya Holdings Co. Ltd.	1,300	42,608
	Open House Group Co. Ltd.	26,800	876,721
	Open Up Group, Inc.	14,400	174,936
	Optex Group Co. Ltd.	10,520	111,279
*	Optim Corp.	4,400	21,795
	Oracle Corp. Japan	3,500	319,514
	Organo Corp.	9,400	465,306
	Orient Corp.	20,440	107,579
#	Oriental Land Co. Ltd.	46,000	1,033,807
	Oriental Shiraishi Corp.	55,500	141,171
	ORIX Corp. (8591 JP)	87,900	1,856,696
	Oro Co. Ltd.	3,200	50,917
	Osaka Gas Co. Ltd.	31,300	615,381
#	Osaka Organic Chemical Industry Ltd.	5,000	87,455
#	Osaka Steel Co. Ltd.	4,700	70,786
#	OSAKA Titanium Technologies Co. Ltd.	11,200	136,222
	Osaki Electric Co. Ltd.	13,700	66,313
	OSG Corp.	24,206	267,898
	Otsuka Corp.	26,400	595,180
		Shares	Value»
JAPAN — (Continued)
	Otsuka Holdings Co. Ltd.	19,000	$992,126
	OUG Holdings, Inc.	1,200	20,064
	Oyo Corp.	7,500	124,662
	Ozu Corp.	2,400	26,334
#	Pacific Industrial Co. Ltd.	17,200	168,417
#*	Pacific Metals Co. Ltd.	7,000	69,415
	Pack Corp.	3,200	72,703
	PAL GROUP Holdings Co. Ltd.	14,600	322,103
	PALTAC Corp.	8,400	234,726
	Pan Pacific International Holdings Corp.	45,700	1,272,349
	Panasonic Holdings Corp.	221,200	2,257,062
	Paraca, Inc.	2,700	32,093
	Paramount Bed Holdings Co. Ltd.	10,800	195,045
	Park24 Co. Ltd.	35,500	468,727
	Pasona Group, Inc.	9,600	124,098
	Pegasus Co. Ltd.	6,000	19,018
	Penta-Ocean Construction Co. Ltd.	109,600	462,333
	People Dreams & Technologies Group Co. Ltd.	3,400	35,243
*	PeptiDream, Inc.	30,200	414,491
	Persol Holdings Co. Ltd.	433,000	659,690
#	Pharma Foods International Co. Ltd.	10,000	63,313
#	PHC Holdings Corp.	10,500	70,245
*	PIA Corp.	2,300	46,855
	Pickles Holdings Co. Ltd.	4,300	29,642
	Pigeon Corp.	26,200	248,285
	PILLAR Corp.	7,600	207,226
	Pilot Corp.	8,700	246,747
	Piolax, Inc.	11,800	177,661
	Plus Alpha Consulting Co. Ltd.	8,300	95,768
	Port, Inc.	3,300	40,766
*	PR Times Corp.	2,500	34,853
	Premium Group Co. Ltd.	13,600	229,768
	Premium Water Holdings, Inc.	1,800	33,650
	Press Kogyo Co. Ltd.	28,800	104,868
#	Pressance Corp.	9,200	141,338
	Prestige International, Inc.	29,600	133,563

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Prima Meat Packers Ltd.	9,000	$127,140
	Procrea Holdings, Inc.	11,301	127,202
#	Pronexus, Inc.	4,200	36,074
#	Pro-Ship, Inc.	2,700	27,083
	Proto Corp.	9,500	76,367
	PS Construction Co. Ltd.	5,040	38,410
	QB Net Holdings Co. Ltd.	3,700	24,274
	Qol Holdings Co. Ltd.	9,000	84,990
	Quick Co. Ltd.	4,000	57,119
	Raccoon Holdings, Inc.	6,000	34,944
	Raito Kogyo Co. Ltd.	17,700	249,860
	Raiznext Corp.	13,300	132,838
	Raksul, Inc.	14,600	126,989
	Rakus Co. Ltd.	32,900	408,639
*	Rakuten Bank Ltd.	26,500	813,455
*	Rakuten Group, Inc.	37,800	237,352
	Rasa Corp.	4,400	40,445
	Rasa Industries Ltd.	4,400	70,142
	Recruit Holdings Co. Ltd.	98,000	6,839,632
	Relo Group, Inc.	31,700	388,528
#	Renaissance, Inc.	3,700	24,736
	Renesas Electronics Corp.	186,300	2,495,390
	Rengo Co. Ltd.	115,900	655,094
#*	RENOVA, Inc.	13,800	54,866
	Resol Holdings Co. Ltd.	500	16,914
	Resona Holdings, Inc.	242,050	1,796,600
	Resonac Holdings Corp.	60,700	1,471,470
	Resorttrust, Inc.	33,500	702,216
	Restar Corp.	5,100	82,178
	Retail Partners Co. Ltd.	8,300	68,270
	Rheon Automatic Machinery Co. Ltd.	6,000	56,773
#	Rhythm Co. Ltd.	2,400	58,865
	Ricoh Co. Ltd.	89,200	1,022,974
	Ricoh Leasing Co. Ltd.	6,700	221,399
	Riken Keiki Co. Ltd.	6,800	136,192
	Riken Technos Corp.	14,600	96,028
	Riken Vitamin Co. Ltd.	4,400	66,928
#	Ringer Hut Co. Ltd.	4,300	63,083
	Rinnai Corp.	26,800	590,749
	Rion Co. Ltd.	2,700	48,271
	Riso Kagaku Corp.	2,800	25,333
#	Riso Kyoiku Co. Ltd.	14,136	27,193
#	Rohm Co. Ltd.	73,400	699,040
	Rohto Pharmaceutical Co. Ltd.	31,900	540,792
		Shares	Value»
JAPAN — (Continued)
#	Rokko Butter Co. Ltd.	5,300	$42,254
	Roland Corp.	5,800	147,699
#	Rorze Corp.	32,000	348,856
	Round One Corp.	70,700	596,689
#	Royal Holdings Co. Ltd.	12,400	205,948
	RS Technologies Co. Ltd.	2,100	40,825
	Ryobi Ltd.	9,000	131,617
	RYODEN Corp.	6,400	102,948
	Ryohin Keikaku Co. Ltd.	49,500	1,311,593
	Ryoyo Ryosan Holdings, Inc.	5,016	81,125
	S Foods, Inc.	6,900	111,523
	S&B Foods, Inc.	2,700	89,973
#	Sac's Bar Holdings, Inc.	5,800	34,556
	Saibu Gas Holdings Co. Ltd.	5,400	59,527
	Saizeriya Co. Ltd.	9,200	275,103
	Sakai Chemical Industry Co. Ltd.	5,400	88,644
	Sakai Heavy Industries Ltd.	2,800	42,121
	Sakai Moving Service Co. Ltd.	6,720	104,414
	Sakata INX Corp.	16,000	175,806
	Sakata Seed Corp.	8,900	210,222
	Sala Corp.	18,339	97,555
#	Samco, Inc.	700	13,249
	San Holdings, Inc.	8,000	53,854
	San ju San Financial Group, Inc.	7,790	120,866
	San-A Co. Ltd.	9,800	186,514
	San-Ai Obbli Co. Ltd.	26,600	308,201
	Sangetsu Corp.	14,900	276,931
	San-In Godo Bank Ltd.	53,800	459,865
*	Sanken Electric Co. Ltd.	8,800	345,626
	Sanki Engineering Co. Ltd.	15,700	316,094
	Sanko Gosei Ltd.	6,000	26,651
	Sanko Metal Industrial Co. Ltd.	1,400	54,937
	Sankyo Co. Ltd.	53,500	717,376
	Sankyo Frontier Co. Ltd.	2,000	26,650
	Sankyo Seiko Co. Ltd.	9,600	37,903
	Sankyo Tateyama, Inc.	10,700	41,347
	Sankyu, Inc.	19,500	696,467
	Sanoh Industrial Co. Ltd.	12,800	59,212
	Sanrio Co. Ltd.	23,900	891,836

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sansei Technologies, Inc.	2,300	$19,756
	Sanshin Electronics Co. Ltd.	2,900	36,435
#	Santec Holdings Corp.	1,600	63,056
	Santen Pharmaceutical Co. Ltd.	61,500	618,863
	Sanwa Holdings Corp.	37,600	1,176,804
	Sanyo Chemical Industries Ltd.	4,900	123,580
	Sanyo Denki Co. Ltd.	4,000	241,848
#	Sanyo Electric Railway Co. Ltd.	4,200	54,647
	Sanyo Shokai Ltd.	3,400	66,774
	Sanyo Special Steel Co. Ltd.	5,700	73,186
	Sanyo Trading Co. Ltd.	8,758	84,663
	Sapporo Holdings Ltd.	8,600	398,942
	Sata Construction Co. Ltd.	4,100	26,232
	Sato Holdings Corp.	9,135	129,561
	Sato Shoji Corp.	5,200	48,622
	Satori Electric Co. Ltd.	2,400	25,822
	Sawai Group Holdings Co. Ltd.	38,100	492,105
	SAXA, Inc.	2,100	38,769
#*	SBI ARUHI Corp.	7,200	41,201
#	SBI Global Asset Management Co. Ltd.	5,900	26,436
	SBI Holdings, Inc.	34,200	985,878
	SBI Sumishin Net Bank Ltd.	16,100	490,623
	SBS Holdings, Inc.	5,900	93,782
	SCREEN Holdings Co. Ltd.	13,600	947,680
	Scroll Corp.	13,800	95,786
	SCSK Corp.	23,400	518,101
	SEC Carbon Ltd.	3,600	50,741
	Secom Co. Ltd.	17,000	572,069
#	Seed Co. Ltd.	3,100	10,012
	Sega Sammy Holdings, Inc.	16,500	319,357
#	Segue Group Co. Ltd.	2,500	10,128
	Seibu Holdings, Inc.	50,600	1,091,341
	Seika Corp.	3,700	107,453
	Seikagaku Corp.	14,400	73,585
#	Seikitokyu Kogyo Co. Ltd.	7,000	69,576
	Seiko Epson Corp.	43,274	782,016
	Seiko Group Corp.	11,400	390,070
		Shares	Value»
JAPAN — (Continued)
	Seino Holdings Co. Ltd.	34,400	$519,293
#	Seiren Co. Ltd.	12,700	219,339
	Sekisui Chemical Co. Ltd.	64,100	1,062,302
#	Sekisui House Ltd.	58,300	1,339,907
	Sekisui Jushi Corp.	9,000	113,812
	Sekisui Kasei Co. Ltd.	9,100	20,649
	SEMITEC Corp.	1,600	18,764
	Senko Group Holdings Co. Ltd.	53,800	539,397
	Senshu Electric Co. Ltd.	3,200	103,768
	Senshu Ikeda Holdings, Inc.	83,500	236,154
#*	Senshukai Co. Ltd.	11,500	17,112
#	Septeni Holdings Co. Ltd.	10,000	25,635
	Seria Co. Ltd.	12,100	207,706
	Seven & i Holdings Co. Ltd.	382,600	6,107,732
	Seven Bank Ltd.	194,700	386,176
#	SFP Holdings Co. Ltd.	1,700	23,565
	SG Holdings Co. Ltd.	61,200	576,775
	Sharingtechnology, Inc.	8,000	46,119
*	Sharp Corp.	40,354	242,355
	Shibaura Electronics Co. Ltd.	7,000	143,299
	Shibaura Machine Co. Ltd.	8,700	200,337
#	Shibaura Mechatronics Corp.	3,900	204,134
	Shibusawa Logistics Corp.	4,200	83,473
	Shibuya Corp.	6,000	141,045
#*	SHIFT, Inc.	66,000	544,359
	Shiga Bank Ltd.	14,500	430,872
	Shikibo Ltd.	4,500	29,255
	Shikoku Bank Ltd.	12,700	99,622
	Shikoku Electric Power Co., Inc.	35,600	272,822
	Shikoku Kasei Holdings Corp.	11,500	141,880
	Shima Seiki Manufacturing Ltd.	10,000	65,743
	Shimadaya Corp.	1,800	16,619
	Shimadzu Corp.	15,900	461,242
	Shimamura Co. Ltd.	11,200	637,290
	Shimano, Inc.	3,774	529,589
#	Shimizu Bank Ltd.	4,300	41,585
	Shimizu Corp.	82,200	712,697
	Shimojima Co. Ltd.	4,300	36,527
	Shin Nippon Air Technologies Co. Ltd.	5,800	71,763

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shin Nippon Biomedical Laboratories Ltd.	7,100	$77,375
	Shinagawa Refractories Co. Ltd.	13,500	150,768
#	Shindengen Electric Manufacturing Co. Ltd.	3,400	53,057
	Shin-Etsu Chemical Co. Ltd.	93,800	2,908,007
	Shin-Etsu Polymer Co. Ltd.	18,100	189,269
#	Shinki Bus Co. Ltd.	500	11,119
#*	Shinko Electric Industries Co. Ltd.	4,800	180,991
#	Shinko Shoji Co. Ltd.	11,400	74,460
	Shinmaywa Industries Ltd.	20,300	176,781
	Shinnihon Corp.	13,500	139,165
	Shinnihonseiyaku Co. Ltd.	3,100	39,039
	Shinsho Corp.	2,200	86,706
	Shinwa Co. Ltd. (3447 JP)	2,800	13,493
	Shinwa Co. Ltd. (7607 JP)	2,500	47,663
	Shionogi & Co. Ltd.	92,100	1,354,248
	Ship Healthcare Holdings, Inc.	31,900	435,373
	Shiseido Co. Ltd.	14,800	248,542
	Shizuoka Financial Group, Inc.	75,000	669,183
	Shizuoka Gas Co. Ltd.	17,000	110,056
	SHO-BOND Holdings Co. Ltd.	10,600	343,496
	Shoei Co. Ltd.	17,600	244,090
#	Shoei Foods Corp.	2,200	58,169
	Shofu, Inc.	2,600	35,627
	Showa Sangyo Co. Ltd.	6,200	110,486
	SIGMAXYZ Holdings, Inc.	24,000	144,825
	Siix Corp.	10,500	76,433
*	Simplex Holdings, Inc.	10,000	186,805
	Sinanen Holdings Co. Ltd.	1,900	79,280
	Sinfonia Technology Co. Ltd.	9,600	430,063
#	Sinko Industries Ltd.	17,400	138,937
	Sintokogio Ltd.	14,700	87,984
	SK Kaken Co. Ltd.	2,000	115,371
	SK-Electronics Co. Ltd.	2,900	36,531
		Shares	Value»
JAPAN — (Continued)
	SKY Perfect JSAT Holdings, Inc.	61,300	$367,271
	Skylark Holdings Co. Ltd.	60,800	961,951
#*	Smaregi, Inc.	2,900	49,687
	SMC Corp.	900	340,548
#	SMK Corp.	1,799	32,786
	SMS Co. Ltd.	23,200	248,431
#	Socionext, Inc.	38,100	590,445
	Soda Nikka Co. Ltd.	8,400	60,725
	Sodick Co. Ltd.	16,900	90,090
	SoftBank Corp.	1,669,000	2,146,772
	SoftBank Group Corp.	123,444	7,546,337
	Softcreate Holdings Corp.	6,400	94,899
	Software Service, Inc.	900	68,617
	Sohgo Security Services Co. Ltd.	87,700	589,129
	Sojitz Corp.	37,340	767,508
	Soken Chemical & Engineering Co. Ltd.	3,000	67,137
	Solasto Corp.	22,100	67,423
	Soliton Systems KK	3,100	22,976
	Sompo Holdings, Inc.	103,500	2,886,206
	Sony Group Corp. (6758 JP)	538,000	11,873,306
	Sony Group Corp. (SONY US), Sponsored ADR	46,500	1,023,465
	Sotetsu Holdings, Inc.	16,600	274,983
#	Space Co. Ltd.	5,050	36,229
	Sparx Group Co. Ltd.	9,680	91,399
	SPK Corp.	3,600	48,795
	S-Pool, Inc.	21,900	39,762
	Square Enix Holdings Co. Ltd.	4,400	178,345
	SRA Holdings	3,800	105,694
*	SRE Holdings Corp.	2,900	62,741
#	SRS Holdings Co. Ltd.	9,600	73,344
	ST Corp.	3,000	29,461
#	St. Care Holding Corp.	8,200	39,394
	Stanley Electric Co. Ltd.	35,100	585,501
	Star Mica Holdings Co. Ltd.	10,200	56,029
	Star Micronics Co. Ltd.	10,400	130,717
	Startia Holdings, Inc.	2,700	38,720
	Starts Corp., Inc.	12,500	310,513
	Starzen Co. Ltd.	5,900	110,330
	Stella Chemifa Corp.	2,900	82,830
	Step Co. Ltd.	2,900	40,796
	STI Foods Holdings, Inc.	3,300	31,085

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Strike Co. Ltd.	3,200	$65,157
#	Studio Alice Co. Ltd.	4,500	61,824
	Subaru Corp.	194,516	3,388,352
#	Subaru Enterprise Co. Ltd.	3,000	65,298
	Sugi Holdings Co. Ltd.	27,800	483,453
	Sugimoto & Co. Ltd.	7,600	64,673
	SUMCO Corp.	120,700	891,129
	Sumida Corp.	13,700	80,305
	Suminoe Co. Ltd.	1,200	16,615
#	Sumiseki Holdings, Inc.	7,800	40,376
	Sumitomo Bakelite Co. Ltd.	27,800	669,448
	Sumitomo Chemical Co. Ltd.	316,400	684,408
	Sumitomo Corp.	72,900	1,580,489
	Sumitomo Densetsu Co. Ltd.	7,100	227,636
	Sumitomo Electric Industries Ltd.	117,900	2,202,622
	Sumitomo Forestry Co. Ltd.	47,300	1,616,984
	Sumitomo Heavy Industries Ltd.	33,700	694,480
	Sumitomo Metal Mining Co. Ltd.	33,500	765,009
	Sumitomo Mitsui Construction Co. Ltd.	52,188	139,984
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	217,800	5,367,266
	Sumitomo Mitsui Trust Group, Inc.	45,200	1,136,568
	Sumitomo Osaka Cement Co. Ltd.	12,700	270,814
	Sumitomo Realty & Development Co. Ltd.	35,500	1,226,646
	Sumitomo Riko Co. Ltd.	14,500	168,766
	Sumitomo Rubber Industries Ltd.	63,728	742,886
	Sumitomo Seika Chemicals Co. Ltd.	3,085	92,167
	Sumitomo Warehouse Co. Ltd.	24,700	430,408
	Sun Frontier Fudousan Co. Ltd.	18,200	235,276
	Sundrug Co. Ltd.	20,300	549,365
	Suntory Beverage & Food Ltd.	19,400	602,609
	Sun-Wa Technos Corp.	4,300	62,870
#	SUNWELS Co. Ltd.	2,100	8,615
		Shares	Value»
JAPAN — (Continued)
	Suruga Bank Ltd.	49,300	$383,216
#	Suzuden Corp.	1,000	12,253
	Suzuken Co. Ltd.	15,770	492,234
	Suzuki Co. Ltd.	6,500	73,257
	Suzuki Motor Corp.	184,000	2,201,779
	SWCC Corp.	14,200	692,406
	Sysmex Corp.	63,600	1,215,737
	System Research Co. Ltd.	5,300	55,431
	System Support Holdings, Inc.	2,300	29,363
#	Systems Engineering Consultants Co. Ltd.	700	21,947
	Systena Corp.	103,500	236,633
#	Syuppin Co. Ltd.	8,000	56,915
	T Hasegawa Co. Ltd.	9,500	183,149
	T RAD Co. Ltd.	2,200	51,015
	T&D Holdings, Inc.	61,900	1,177,637
	Tachibana Eletech Co. Ltd.	6,280	107,694
#	Tachikawa Corp.	4,700	42,927
	Tachi-S Co. Ltd.	12,300	146,311
#	Tadano Ltd.	36,700	271,952
	Taihei Dengyo Kaisha Ltd.	3,800	117,852
	Taiheiyo Cement Corp.	39,609	997,560
	Taiho Kogyo Co. Ltd.	7,500	30,986
	Taikisha Ltd.	5,600	168,552
	Taiko Bank Ltd.	3,600	35,961
	Taisei Corp.	18,100	759,341
	Taisei Lamick Co. Ltd.	2,700	43,977
#	Taisei Oncho Co. Ltd.	1,100	26,909
	Taiyo Holdings Co. Ltd.	13,400	360,429
#	Taiyo Yuden Co. Ltd.	37,500	524,293
	Takamatsu Construction Group Co. Ltd.	5,500	97,129
	Takamiya Co. Ltd.	13,500	35,702
	Takaoka Toko Co. Ltd.	4,200	56,832
	Takara & Co. Ltd.	2,400	48,166
	Takara Bio, Inc.	10,500	69,770
	Takara Holdings, Inc.	44,800	394,050
	Takara Standard Co. Ltd.	17,400	188,009
	Takasago International Corp.	5,100	176,892
	Takasago Thermal Engineering Co. Ltd.	8,200	319,375
	Takashima & Co. Ltd.	6,800	56,242
	Takashimaya Co. Ltd.	92,800	787,862
#	Takatori Corp.	700	7,008
	TAKEBISHI Corp.	3,200	39,676

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	148,953	$4,006,838
#	Takeuchi Manufacturing Co. Ltd.	13,000	455,050
	Taki Chemical Co. Ltd.	1,600	34,342
	Takuma Co. Ltd.	15,000	162,364
#	Tama Home Co. Ltd.	4,400	93,147
	Tamron Co. Ltd.	12,000	351,047
	Tamura Corp.	28,300	108,568
	Tanabe Engineering Corp.	1,500	17,620
#	Tanaka Chemical Corp.	2,500	7,893
#	TASUKI Holdings, Inc.	9,124	39,650
	Tayca Corp.	6,000	58,475
	Tazmo Co. Ltd.	2,700	35,877
	TBS Holdings, Inc.	10,300	280,228
	TDC Soft, Inc.	8,400	75,743
	TDK Corp. (6762 JP)	226,000	2,731,730
	TechMatrix Corp.	14,000	227,106
	Techno Medica Co. Ltd.	2,700	30,652
	Techno Ryowa Ltd.	1,900	31,392
	Techno Smart Corp.	800	9,133
	TechnoPro Holdings, Inc.	39,500	788,442
	Tecnos Japan, Inc.	5,700	30,500
	Teijin Ltd.	61,963	528,537
	Teikoku Electric Manufacturing Co. Ltd.	4,300	77,430
	Teikoku Sen-I Co. Ltd.	4,500	69,052
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	48,246
	Tekken Corp.	5,200	85,216
	Temairazu, Inc.	1,200	23,942
	Tenma Corp.	6,100	110,408
#	Tenpos Holdings Co. Ltd.	500	11,356
#	Terasaki Electric Co. Ltd.	1,100	16,964
	Terumo Corp.	22,500	422,413
	Tess Holdings Co. Ltd.	14,200	24,630
	THK Co. Ltd.	31,000	764,649
	TIS, Inc.	48,700	1,076,820
	TKC Corp.	5,900	144,833
	Toa Corp. (1885 JP)	27,600	210,836
#	Toa Corp. (6809 JP)	8,800	53,777
	TOA ROAD Corp.	11,500	96,778
	Toagosei Co. Ltd.	44,700	414,469
	TOBISHIMA HOLDINGS, Inc.	6,890	73,186
		Shares	Value»
JAPAN — (Continued)
	Tobu Railway Co. Ltd.	25,900	$445,733
	TOC Co. Ltd.	13,100	54,504
	Tocalo Co. Ltd.	30,000	347,679
#	Tochigi Bank Ltd.	44,900	84,102
	Toda Corp.	76,500	463,095
	Toei Animation Co. Ltd.	9,400	192,335
	Toei Co. Ltd.	5,700	209,034
	Toell Co. Ltd.	2,100	10,045
	Toenec Corp.	18,500	121,953
	Toho Bank Ltd.	68,100	135,831
#	Toho Co. Ltd. (8142 JP)	2,400	42,758
#	Toho Co. Ltd. (9602 JP)	4,800	216,321
	Toho Gas Co. Ltd.	13,600	341,352
	Toho Holdings Co. Ltd.	17,200	475,507
	Toho Titanium Co. Ltd.	11,900	79,441
*	Toho Zinc Co. Ltd.	7,400	24,710
	Tohoku Bank Ltd.	4,300	31,460
	Tohoku Electric Power Co., Inc.	53,200	388,818
#	Tohokushinsha Film Corp.	14,100	57,900
	Tokai Carbon Co. Ltd.	73,800	411,016
	Tokai Corp.	7,500	106,284
	TOKAI Holdings Corp.	37,091	225,754
	Tokai Rika Co. Ltd.	20,118	295,553
	Tokai Tokyo Financial Holdings, Inc.	73,600	240,232
	Token Corp.	2,200	176,023
	Tokio Marine Holdings, Inc. (8766 JP)	147,300	4,858,447
	Tokushu Tokai Paper Co. Ltd.	3,700	85,142
	Tokuyama Corp.	24,877	412,891
	Tokyo Century Corp.	56,800	549,742
*	Tokyo Electric Power Co. Holdings, Inc.	187,500	491,387
	Tokyo Electron Device Ltd.	9,000	181,581
	Tokyo Electron Ltd.	30,000	5,060,516
	Tokyo Energy & Systems, Inc.	8,800	61,437
	Tokyo Gas Co. Ltd.	30,800	871,295
#	Tokyo Keiki, Inc.	2,200	44,670
	Tokyo Kiraboshi Financial Group, Inc.	10,800	333,987
	Tokyo Ohka Kogyo Co. Ltd.	13,600	303,029

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Rope Manufacturing Co. Ltd.	3,500	$29,268
	Tokyo Sangyo Co. Ltd.	7,700	36,718
	Tokyo Seimitsu Co. Ltd.	13,300	629,693
	Tokyo Steel Manufacturing Co. Ltd.	16,900	170,165
	Tokyo Tatemono Co. Ltd.	64,900	1,000,830
#	Tokyo Tekko Co. Ltd.	4,000	152,996
	Tokyotokeiba Co. Ltd.	6,100	175,954
	Tokyu Construction Co. Ltd.	30,600	145,361
	Tokyu Corp.	43,300	494,153
	Tokyu Fudosan Holdings Corp.	223,400	1,434,381
	Toli Corp.	17,400	52,040
	Tomato Bank Ltd.	3,000	24,234
	Tomen Devices Corp.	1,300	51,272
	Tomoe Corp.	9,200	70,491
	Tomoe Engineering Co. Ltd.	3,200	78,316
	Tomoku Co. Ltd.	4,500	68,488
	TOMONY Holdings, Inc.	67,654	196,419
	Tomy Co. Ltd.	31,021	955,948
	Tonami Holdings Co. Ltd.	2,400	101,071
	Topcon Corp.	33,800	632,694
	TOPPAN Holdings, Inc.	34,520	968,872
	Topre Corp.	12,700	155,162
	Topy Industries Ltd.	6,000	80,193
	Toray Industries, Inc.	176,900	1,227,504
#	Torex Semiconductor Ltd.	2,400	18,058
#	Toridoll Holdings Corp.	12,800	310,507
	Torigoe Co. Ltd.	6,600	31,108
	Torii Pharmaceutical Co. Ltd.	5,200	166,389
	Torishima Pump Manufacturing Co. Ltd.	8,500	124,195
	Tosei Corp.	11,100	170,650
	Toshiba TEC Corp.	13,400	293,866
	Tosho Co. Ltd.	5,000	22,285
	Tosoh Corp.	85,100	1,132,239
	Totech Corp.	6,200	94,608
	Totetsu Kogyo Co. Ltd.	6,700	138,548
	TOTO Ltd.	11,199	273,740
#	Tottori Bank Ltd.	4,100	34,331
		Shares	Value»
JAPAN — (Continued)
	Toukei Computer Co. Ltd.	1,000	$28,073
	Tow Co. Ltd.	15,200	30,519
#	Towa Bank Ltd.	14,000	60,425
#	Towa Corp.	10,500	138,463
	Towa Pharmaceutical Co. Ltd.	10,260	198,633
	Toyo Construction Co. Ltd.	22,600	202,882
	Toyo Corp.	9,100	83,136
	Toyo Engineering Corp.	12,100	56,125
#	Toyo Gosei Co. Ltd.	1,700	57,274
	Toyo Kanetsu KK	3,400	85,855
	Toyo Machinery & Metal Co. Ltd.	6,400	26,246
#	Toyo Securities Co. Ltd.	24,900	88,140
	Toyo Seikan Group Holdings Ltd.	40,300	611,891
	Toyo Suisan Kaisha Ltd.	7,100	458,774
	Toyo Tanso Co. Ltd.	4,900	125,328
	Toyo Tire Corp.	46,100	757,762
	Toyobo Co. Ltd.	38,300	242,130
	Toyoda Gosei Co. Ltd.	25,900	462,889
	Toyota Boshoku Corp.	30,500	404,835
	Toyota Industries Corp.	8,100	675,840
	Toyota Motor Corp. (7203 JP)	1,357,015	25,741,909
	Toyota Tsusho Corp.	130,000	2,195,652
	TPR Co. Ltd.	8,300	127,861
	Traders Holdings Co. Ltd.	4,960	31,446
	Transaction Co. Ltd.	4,900	61,012
	Transcosmos, Inc.	6,500	134,409
	TRE Holdings Corp.	17,352	174,518
#	Treasure Factory Co. Ltd.	5,100	54,355
*	Trend Micro, Inc. (4704 JP)	17,500	1,036,704
	Trusco Nakayama Corp.	15,700	209,150
	TS Tech Co. Ltd.	31,514	357,167
#	TSI Holdings Co. Ltd.	18,400	146,812
	Tsubaki Nakashima Co. Ltd.	16,100	48,282
	Tsubakimoto Chain Co.	31,500	387,038
#	Tsubakimoto Kogyo Co. Ltd.	5,100	65,111
#	Tsuburaya Fields Holdings, Inc.	14,000	167,687
	Tsugami Corp.	15,200	162,541

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsukishima Holdings Co. Ltd.	11,200	$105,882
#	Tsukuba Bank Ltd.	37,600	62,105
	Tsumura & Co.	19,000	559,396
	Tsuruha Holdings, Inc.	11,200	685,473
	Tsurumi Manufacturing Co. Ltd.	4,400	95,447
	Tsutsumi Jewelry Co. Ltd.	2,700	40,948
#	Tsuzuki Denki Co. Ltd.	1,500	26,878
	TV Asahi Holdings Corp.	9,500	150,187
	Tv Tokyo Holdings Corp.	3,500	72,251
	TYK Corp.	5,300	14,048
	UACJ Corp.	13,733	471,816
	UBE Corp.	35,400	520,637
	Uchida Yoko Co. Ltd.	2,500	109,530
	Ukai Co. Ltd.	500	11,691
	ULS Group, Inc.	700	22,370
	Ulvac, Inc.	12,000	471,939
#	U-Next Holdings Co. Ltd.	20,400	244,423
	Unicharm Corp.	61,400	479,522
	Unipres Corp.	13,123	92,648
	United Arrows Ltd.	8,000	135,683
#	United Super Markets Holdings, Inc.	22,173	111,332
	Universal Entertainment Corp.	8,600	62,842
#	Urbanet Corp. Co. Ltd.	8,600	23,785
	User Local, Inc.	2,500	29,203
	Ushio, Inc.	38,400	514,846
	USS Co. Ltd.	75,900	680,541
	UT Group Co. Ltd.	10,000	141,041
	V Technology Co. Ltd.	3,500	52,356
	Valor Holdings Co. Ltd.	16,201	227,716
	Valqua Ltd.	5,600	117,696
#	Value HR Co. Ltd.	6,600	64,373
	ValueCommerce Co. Ltd.	7,700	59,783
#	Vector, Inc.	10,300	69,017
	Vertex Corp.	11,820	149,362
	Vision, Inc.	14,800	111,075
*	Visional, Inc.	7,100	352,208
	Vital KSK Holdings, Inc.	14,678	111,880
	VT Holdings Co. Ltd.	32,000	107,845
	Wacoal Holdings Corp.	15,100	526,904
	Wacom Co. Ltd.	52,300	225,068
		Shares	Value»
JAPAN — (Continued)
	Wakachiku Construction Co. Ltd.	2,700	$64,057
	Wakita & Co. Ltd.	15,800	183,625
	Warabeya Nichiyo Holdings Co. Ltd.	4,900	66,464
	Waseda Academy Co. Ltd.	2,700	34,225
	Watahan & Co. Ltd.	7,600	81,955
	WATAMI Co. Ltd.	4,700	27,808
#	WDB Holdings Co. Ltd.	2,700	30,048
	Weathernews, Inc.	3,000	68,123
	Welcia Holdings Co. Ltd.	26,400	379,958
	Wellneo Sugar Co. Ltd.	2,800	41,530
	Wellnet Corp.	7,500	40,894
#	West Holdings Corp.	9,350	94,947
	West Japan Railway Co.	33,900	623,606
	Will Group, Inc.	6,900	44,781
*	WingArc1st, Inc.	5,500	121,423
#	Workman Co. Ltd.	3,700	103,572
	World Co. Ltd.	9,700	154,885
	World Holdings Co. Ltd.	2,400	31,343
#*	W-Scope Corp.	8,000	12,946
	Xebio Holdings Co. Ltd.	11,000	89,087
	Yahagi Construction Co. Ltd.	10,400	103,598
	Yakult Honsha Co. Ltd.	11,100	202,727
	YAKUODO Holdings Co. Ltd.	4,100	50,758
	YAMABIKO Corp.	14,000	246,442
	YAMADA Consulting Group Co. Ltd.	4,000	49,390
	Yamada Holdings Co. Ltd.	123,928	363,878
#	Yamae Group Holdings Co. Ltd.	3,800	49,356
	Yamagata Bank Ltd.	9,700	65,083
	Yamaguchi Financial Group, Inc.	47,000	523,780
	Yamaha Corp.	69,000	487,991
	Yamaha Motor Co. Ltd.	250,800	2,098,095
	Yamaichi Electronics Co. Ltd.	10,400	155,714
#	Yamami Co.	1,200	25,941
	Yamanashi Chuo Bank Ltd.	10,800	157,646
	Yamatane Corp.	3,800	93,063
	Yamato Corp.	7,100	60,020

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamato Holdings Co. Ltd.	52,310	$626,567
	Yamato Kogyo Co. Ltd.	10,700	529,497
	Yamau Holdings Co. Ltd.	1,100	12,647
#	Yamaura Corp.	2,400	19,282
#	Yamaya Corp.	1,800	32,653
	Yamazaki Baking Co. Ltd.	35,500	638,342
	Yamazen Corp.	14,200	122,298
	Yaoko Co. Ltd.	6,800	397,686
	Yashima Denki Co. Ltd.	5,500	60,716
	Yaskawa Electric Corp.	14,500	420,982
	Yasuda Logistics Corp.	6,700	76,162
	Yellow Hat Ltd.	14,400	253,995
	Yodogawa Steel Works Ltd.	8,700	315,028
	Yokogawa Bridge Holdings Corp.	11,600	201,482
	Yokogawa Electric Corp.	34,200	750,728
	Yokohama Rubber Co. Ltd.	48,300	1,087,422
	Yokorei Co. Ltd.	18,200	101,587
	Yokowo Co. Ltd.	8,200	86,248
	Yomeishu Seizo Co. Ltd.	1,700	27,714
	Yondenko Corp.	10,200	100,646
	Yonex Co. Ltd.	22,100	297,334
	Yorozu Corp.	7,600	50,286
*	Yoshimura Food Holdings KK	2,900	18,970
#	Yoshinoya Holdings Co. Ltd.	15,000	284,431
	Yossix Holdings Co. Ltd.	1,300	25,240
	Yotai Refractories Co. Ltd.	6,300	68,745
	Yuasa Trading Co. Ltd.	7,100	201,695
	Yukiguni Maitake Co. Ltd.	8,900	66,948
	Yurtec Corp.	15,000	168,483
	Yushin Precision Equipment Co. Ltd.	4,200	18,597
	Yushiro Chemical Industry Co. Ltd.	3,700	50,116
	Yutaka Giken Co. Ltd.	1,900	24,509
	Zacros Corp.	6,000	153,848
	Zaoh Co. Ltd.	1,500	22,907
	Zenitaka Corp.	1,000	25,381
	Zenkoku Hosho Co. Ltd.	15,900	564,097
		Shares	Value»
JAPAN — (Continued)
	Zenrin Co. Ltd.	12,400	$70,447
	Zensho Holdings Co. Ltd.	14,577	804,181
	Zeon Corp.	52,000	483,397
	ZERIA Pharmaceutical Co. Ltd.	7,500	107,867
	ZIGExN Co. Ltd.	24,600	73,292
	Zojirushi Corp.	7,600	82,436
	ZOZO, Inc.	23,100	757,737
#	Zuiko Corp.	5,900	50,737
TOTAL JAPAN			624,176,195
KUWAIT — (0.2%)
	A'ayan Leasing & Investment Co. KSCP	212,894	107,733
*	Acico Industries Co. KSC	78,758	19,691
	Agility Public Warehousing Co. KSC	341,311	277,313
	Al Ahli Bank of Kuwait KSCP	203,091	195,204
	Al-Eid Food KSC	32,408	25,802
	Ali Alghanim Sons Automotive Co. KSCC	42,370	143,040
*	Alimtiaz Investment Group KSC	325,506	65,809
*	Arabi Group Holding KSC	11,040	14,800
	Arzan Financial Group for Financing & Investment KPSC	201,705	187,494
*	Asiya Capital Investments Co. KSCP	238,493	31,680
	Boubyan Bank KSCP	33,972	69,106
	Boubyan Petrochemicals Co. KSCP	137,857	297,610
	Boursa Kuwait Securities Co. KPSC	24,033	190,005
	Burgan Bank SAK	197,176	132,082
	Combined Group Contracting Co. SAK	34,732	70,409
	Commercial Facilities Co. SAKP	149,075	128,047
	Commercial Real Estate Co. KSC	317,129	202,327
	Gulf Bank KSCP	446,815	445,489
	Gulf Cables & Electrical Industries Group Co. KSCP	43,638	256,124

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Heavy Engineering & Ship Building Co. KSCP	33,371	$92,215
	Humansoft Holding Co. KSC	36,828	306,315
*	IFA Hotels & Resorts-KPSC	20,450	140,425
	Integrated Holding Co. KCSC	62,758	105,543
*	Jazeera Airways Co. KSCP	31,243	96,131
*	Kuwait Cement Co. KSC	128,229	103,445
	Kuwait Finance House KSCP	608,697	1,549,404
	Kuwait Financial Centre SAK	64,299	32,983
	Kuwait International Bank KSCP	387,586	258,495
	Kuwait Investment Co. SAK	60,121	35,866
	Kuwait Portland Cement Co. KSC	3,939	10,463
	Kuwait Real Estate Co. KSC	178,868	191,203
	Kuwait Telecommunications Co.	112,379	202,997
	Mabanee Co. KPSC	95,592	246,505
	Mezzan Holding Co. KSCC	38,605	116,315
	Mobile Telecommunications Co. KSCP	408,658	598,858
	National Bank of Kuwait SAKP	418,954	1,308,083
*	National Consumer Holding Co. SAK	117,998	39,344
	National Industries Group Holding SAK	414,135	355,452
	National Investments Co. KSCP	215,412	181,402
*	Privatization Holding Co. KSCP	156,758	24,422
	Salhia Real Estate Co. KSCP	95,785	128,121
	Securities House KSC	134,324	32,702
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	133,500	65,708
*	Warba Bank KSCP	567,416	433,630
TOTAL KUWAIT			9,515,792
		Shares	Value»
MALAYSIA — (0.5%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	$59,832
	Able Global Bhd.	36,500	15,278
#	Aeon Co. M Bhd.	145,400	48,816
#	AEON Credit Service M Bhd.	51,398	67,432
#	AFFIN Bank Bhd.	206,219	129,823
	Ajinomoto Malaysia Bhd.	2,600	8,642
	Alliance Bank Malaysia Bhd.	276,200	321,890
	Allianz Malaysia Bhd.	18,500	78,869
	AME Elite Consortium Bhd.	96,100	36,561
	AMMB Holdings Bhd. (AMM MK)	388,600	491,178
	Ancom Nylex Bhd.	251,150	55,723
*	Astro Malaysia Holdings Bhd.	608,000	29,969
	Aurelius Technologies Bhd.	47,300	33,363
	Axiata Group Bhd.	778,490	386,843
#	Bank Islam Malaysia Bhd.	199,900	109,777
	Batu Kawan Bhd.	10,900	49,280
*	Berjaya Corp. Bhd.	786,982	53,636
*	Berjaya Land Bhd.	466,800	33,934
#*	Bermaz Auto Bhd.	272,800	78,232
#	British American Tobacco Malaysia Bhd.	38,700	62,248
*	Bumi Armada Bhd.	871,200	128,568
	Bursa Malaysia Bhd.	196,350	367,523
#	Cahya Mata Sarawak Bhd.	221,400	52,356
	Carlsberg Brewery Malaysia Bhd.	53,000	235,946
	CCK Consolidated Holdings Bhd.	32,400	10,095
	CELCOMDIGI Bhd.	202,600	170,170
	CIMB Group Holdings Bhd.	762,241	1,368,325
*	Coastal Contracts Bhd.	61,100	19,186
	Crescendo Corp. Bhd.	22,200	6,993
#	CTOS Digital Bhd.	299,500	79,783
	D&O Green Technologies Bhd.	135,400	53,580
#*	Dagang NeXchange Bhd.	672,000	54,724
#	Datasonic Group Bhd.	385,800	34,047
	Dayang Enterprise Holdings Bhd.	217,800	103,269
	Dialog Group Bhd.	260,600	110,791

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	DRB-Hicom Bhd.	266,700	$59,050
	Duopharma Biotech Bhd.	68,089	19,069
	Dutch Lady Milk Industries Bhd.	4,500	30,749
	DXN Holdings Bhd.	30,500	3,618
#	Eastern & Oriental Bhd.	373,500	73,065
	Eco World Development Group Bhd.	383,600	149,968
*	Ekovest Bhd.	788,700	58,946
	Farm Fresh Bhd.	190,700	73,891
	FGV Holdings Bhd.	129,200	31,833
#	Formosa Prosonic Industries Bhd.	55,700	34,724
	Fraser & Neave Holdings Bhd.	24,400	139,100
#	Frontken Corp. Bhd.	379,250	319,046
	Gamuda Bhd.	115,204	104,105
	Gas Malaysia Bhd.	81,500	74,870
#	Genting Bhd.	534,800	434,776
#	Genting Malaysia Bhd.	877,300	437,976
	Genting Plantations Bhd.	57,700	74,373
*	Greatech Technology Bhd.	187,600	83,925
	Guan Chong Bhd.	77,800	73,689
#	HAP Seng Consolidated Bhd.	92,700	68,592
	Hap Seng Plantations Holdings Bhd.	48,500	20,661
	Hartalega Holdings Bhd.	101,700	75,315
	Heineken Malaysia Bhd.	36,100	196,822
#*	Hengyuan Refining Co. Bhd.	64,400	28,841
#	Hextar Global Bhd.	342,000	66,365
	Hiap Teck Venture Bhd.	410,500	30,301
#	Hibiscus Petroleum Bhd.	182,000	74,882
	Hong Leong Bank Bhd.	22,580	102,129
	Hong Leong Financial Group Bhd.	27,778	112,644
	Hong Leong Industries Bhd.	19,300	57,804
	Hume Cement Industries Bhd.	23,800	15,238
#	Hup Seng Industries Bhd.	73,100	18,011
	IHH Healthcare Bhd.	60,700	97,450
#	IJM Corp. Bhd.	447,600	238,881
#	Inari Amertron Bhd.	288,925	163,280
		Shares	Value»
MALAYSIA — (Continued)
	IOI Corp. Bhd.	144,500	$120,378
	IOI Properties Group Bhd.	379,625	179,158
*	Iskandar Waterfront City Bhd.	137,900	15,674
#	ITMAX SYSTEM Bhd.	90,500	69,835
#	JAKS Resources Bhd.	570,179	15,880
#	Jaya Tiasa Holdings Bhd.	210,000	58,244
	Keck Seng Malaysia Bhd.	28,200	36,631
	Kelington Group Bhd.	140,000	104,435
	Kenanga Investment Bank Bhd.	38,300	8,026
	Kerjaya Prospek Group Bhd.	105,989	50,718
#	Kim Loong Resources Bhd.	78,000	41,429
	Kossan Rubber Industries Bhd.	299,600	150,114
	KPJ Healthcare Bhd.	231,800	117,139
	Kretam Holdings Bhd.	69,600	8,823
#*	KSL Holdings Bhd.	98,800	35,518
#	Kuala Lumpur Kepong Bhd.	42,662	190,212
#	Lagenda Properties Bhd.	63,200	18,792
	LBS Bina Group Bhd.	202,600	24,671
	Leong Hup International Bhd.	242,900	31,259
#*Ω	Lotte Chemical Titan Holding Bhd.	167,763	21,616
	LPI Capital Bhd.	51,940	149,312
#	Magni-Tech Industries Bhd.	146,900	79,347
#	Magnum Bhd.	310,015	89,578
	Mah Sing Group Bhd.	354,775	112,427
	Malakoff Corp. Bhd.	364,600	71,070
	Malayan Banking Bhd.	226,797	525,795
#	Malayan Flour Mills Bhd.	308,600	36,577
	Malaysia Airports Holdings Bhd.	215,899	529,686
	Malaysia Smelting Corp. Bhd.	35,400	17,139
	Malaysian Pacific Industries Bhd.	19,200	95,381
	Malaysian Resources Corp. Bhd.	666,920	74,460
	Matrix Concepts Holdings Bhd.	306,799	150,591
#	Maxis Bhd.	167,200	130,338
	MBM Resources Bhd.	57,700	73,703
#	MBSB Bhd.	714,632	114,432

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Mega First Corp. Bhd.	182,800	$175,249
	Mi Technovation Bhd.	73,500	36,028
	MISC Bhd.	77,800	126,193
#	MKH Bhd.	100,700	25,045
	MKH Oil Palm East Kalimantan Bhd.	14,385	2,031
	MNRB Holdings Bhd.	182,774	90,070
Ω	Mr. DIY Group M Bhd.	504,300	189,520
*	Muhibbah Engineering M Bhd.	185,600	30,922
	My EG Services Bhd.	1,204,715	256,931
#	Nationgate Holdings Bhd.	179,100	71,451
#	Nestle Malaysia Bhd.	7,600	153,200
*††	Nylex Malaysia Bhd.	2,335	24
	OCK Group Bhd.	205,000	19,482
#	Oriental Holdings Bhd.	77,700	122,795
#	OSK Holdings Bhd.	410,750	152,765
	PA Resources Bhd.	250,300	14,535
	Padini Holdings Bhd.	175,050	78,072
	Panasonic Manufacturing Malaysia Bhd.	2,400	9,358
	Pantech Group Holdings Bhd.	131,400	26,654
	Paramount Corp. Bhd.	146,300	35,768
	Pecca Group Bhd.	44,400	14,142
	Pentamaster Corp. Bhd.	6,800	5,242
#	Perak Transit Bhd.	169,750	30,442
	Petron Malaysia Refining & Marketing Bhd.	39,200	36,650
#	Petronas Chemicals Group Bhd.	170,300	177,504
	Petronas Dagangan Bhd.	34,000	149,545
	Petronas Gas Bhd.	33,700	129,807
	PPB Group Bhd.	78,820	211,027
	Press Metal Aluminium Holdings Bhd.	291,100	318,769
	Public Bank Bhd.	1,271,900	1,228,538
	QL Resources Bhd.	296,737	303,774
#*	Ranhill Utilities Bhd.	168,104	49,645
#	RCE Capital Bhd.	177,200	57,555
#	REDtone Digital Bhd.	94,000	15,594
	RGB International Bhd.	365,300	31,843
	RHB Bank Bhd.	282,976	407,998
	Sam Engineering & Equipment M Bhd.	69,800	61,712
*	Sapura Energy Bhd.	2,931,800	19,404
		Shares	Value»
MALAYSIA — (Continued)
	Sarawak Oil Palms Bhd.	100,150	$68,511
	Scientex Bhd.	292,500	264,281
	SD Guthrie Bhd.	210,136	228,018
	SFP Tech Holdings Bhd.	182,000	27,414
	Sime Darby Bhd.	762,970	384,148
	Sime Darby Property Bhd.	676,570	214,127
	SKP Resources Bhd.	262,649	64,119
*	Solarvest Holdings Bhd.	94,100	35,367
	Southern Cable Group Bhd.	42,500	10,424
	SP Setia Bhd. Group	580,379	174,979
	Sports Toto Bhd.	253,524	88,716
	Sunway Bhd.	114,754	111,653
#	Sunway Construction Group Bhd.	88,890	68,595
*	Supermax Corp. Bhd.	501,565	120,107
#	Syarikat Takaful Malaysia Keluarga Bhd.	104,145	84,438
#	Ta Ann Holdings Bhd.	86,480	77,901
	Taliworks Corp. Bhd.	122,766	21,318
	Telekom Malaysia Bhd.	124,912	184,431
	Tenaga Nasional Bhd.	111,700	340,476
	Thong Guan Industries Bhd.	59,400	18,877
#	TIME dotCom Bhd.	162,200	168,935
*	Top Glove Corp. Bhd.	814,800	218,555
#*	Tropicana Corp. Bhd.	247,716	64,917
#	TSH Resources Bhd.	142,000	37,879
	Uchi Technologies Bhd.	83,700	72,643
	UEM Sunrise Bhd.	400,200	82,790
	United Plantations Bhd.	34,000	233,385
	UOA Development Bhd.	165,320	63,067
	Uzma Bhd.	64,300	10,368
	Velesto Energy Bhd.	1,107,073	47,083
	ViTrox Corp. Bhd.	80,900	70,145
	VS Industry Bhd.	479,700	112,385
*	Wasco Bhd.	48,500	11,291
#*	WCT Holdings Bhd.	364,227	67,977
	Wellcall Holdings Bhd.	127,300	44,858
	Westports Holdings Bhd.	104,800	107,635
	Yinson Holdings Bhd.	459,055	239,721
	YTL Corp. Bhd.	464,650	197,650
#	YTL Power International Bhd.	124,787	87,285
TOTAL MALAYSIA			21,530,812

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (0.6%)
	Alfa SAB de CV, Class A	2,058,476	$1,677,814
#	Alpek SAB de CV	91,268	63,600
#	Alsea SAB de CV	151,941	324,090
	America Movil SAB de CV (2228390D US), ADR	9,236	129,396
#	America Movil SAB de CV (AMXB MM)	1,317,636	925,181
	Arca Continental SAB de CV	26,200	238,685
*	Axtel SAB de CV	499,613	27,486
Ω	Banco del Bajio SA	253,900	582,982
*	Banco Santander SA (SAN* MM)	117,268	604,391
#	Becle SAB de CV	81,668	72,674
	Bolsa Mexicana de Valores SAB de CV	95,080	146,919
	Cemex SAB de CV (CEMEXCPO MM)	2,131,083	1,258,781
	Cemex SAB de CV (CX US), Sponsored ADR	106,419	631,065
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	34,057	266,595
*	Consorcio ARA SAB de CV	312,104	48,649
*	Controladora AXTEL SAB de CV	1,784,541	30,830
*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	4,146	35,200
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	174,138	148,238
	Corp. Inmobiliaria Vesta SAB de CV	165,517	432,044
	Corporativo Fragua SAB de CV	380	10,379
	El Puerto de Liverpool SAB de CV, Class C1	32,925	164,355
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	67,299	572,603
	GCC SAB de CV	53,330	492,611
	Genomma Lab Internacional SAB de CV, Class B	224,613	305,344
		Shares	Value»
MEXICO — (Continued)
	Gentera SAB de CV	326,492	$426,825
	Gruma SAB de CV, Class B	47,621	821,774
	Grupo Aeroportuario del Centro Norte SAB de CV	79,713	752,661
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,644	473,254
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,264	604,982
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	204	55,992
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	11,168	303,857
#	Grupo Bimbo SAB de CV	119,676	313,599
	Grupo Carso SAB de CV	46,274	262,790
#	Grupo Comercial Chedraui SA de CV	98,271	566,664
	Grupo Elektra SAB de CV	2,140	35,423
	Grupo Financiero Banorte SAB de CV, Class O	236,721	1,643,183
*	Grupo Financiero Inbursa SAB de CV, Class O	276,748	589,635
	Grupo Herdez SAB de CV	50,050	134,847
*	Grupo Hotelero Santa Fe SAB de CV	60,872	11,589
	Grupo Industrial Saltillo SAB de CV	7,630	6,149
	Grupo Mexico SAB de CV	184,108	898,684
#	Grupo Rotoplas SAB de CV	43,386	37,289
*	Grupo Simec SAB de CV (SIMECB MM)	33,392	293,264
	Grupo Televisa SAB (TLEVICPO MM)	466,624	176,994
	Grupo Televisa SAB (TV US), Sponsored ADR	18,998	36,476
*Ω	Grupo Traxion SAB de CV	76,474	61,373
*	Industrias CH SAB de CV	73,798	623,056

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#*	Industrias Penoles SAB de CV	40,275	$571,162
	Kimberly-Clark de Mexico SAB de CV, Class A	289,719	431,880
#	La Comer SAB de CV	195,575	321,082
	Megacable Holdings SAB de CV	258,700	505,615
*	Minera Frisco SAB de CV, Class A1	307,440	51,186
*Ω	Nemak SAB de CV	923,906	102,547
#*	Ollamani SAB	30,563	53,097
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	49,093	23,194
#	Orbia Advance Corp. SAB de CV	186,604	118,327
	Organizacion Cultiba SAB de CV	15,310	7,972
	Organizacion Soriana SAB de CV, Class B	50,685	71,373
*	Promotora de Hoteles Norte 19 SAB De CV	142,020	30,841
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	52,138	485,224
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,273	55,546
	Qualitas Controladora SAB de CV	43,010	358,140
	Regional SAB de CV	81,578	531,781
#*	Sitios Latinoamerica SAB de CV	233,407	35,255
*	Vista Energy SAB de CV (VIST US), ADR	15,944	860,179
*	Vista Energy SAB de CV (VISTAA MM)	1,130	60,857
	Wal-Mart de Mexico SAB de CV	231,683	603,525
TOTAL MEXICO			23,599,055
NETHERLANDS — (2.3%)
	Aalberts NV	42,926	1,515,156
Ω	ABN AMRO Bank NV	111,665	1,872,970
	Acomo NV	5,847	109,894
*Ω	Adyen NV	985	1,589,905
	Aegon Ltd. (AEG US)	32,148	208,961
		Shares	Value»
NETHERLANDS — (Continued)
	Aegon Ltd. (AGN NA)	368,518	$2,405,868
	Akzo Nobel NV	34,615	1,966,102
*Ω	Alfen NV	3,054	44,844
	Allfunds Group PLC	121,224	623,370
#	AMG Critical Materials NV	8,793	127,599
	Aperam SA	13,700	378,079
	Arcadis NV	30,386	1,734,753
	ArcelorMittal SA (MT NA)	51,013	1,271,506
	ArcelorMittal SA (MT US)	9,714	240,033
	ASM International NV	7,016	4,070,567
	ASML Holding NV (ASML NA)	4,870	3,602,646
	ASML Holding NV (ASML US)	23,200	17,151,992
	ASR Nederland NV	50,989	2,512,585
*	Avantium NV	15,649	28,584
Ω	B&S Group SARL	10,988	47,651
*Ω	Basic-Fit NV	17,243	436,120
	BE Semiconductor Industries NV	8,639	1,101,744
#	Brunel International NV	6,759	65,624
	Coca-Cola Europacific Partners PLC	33,278	2,614,131
	Corbion NV	19,367	452,160
Ω	CTP NV	23,819	396,014
	Flow Traders Ltd.	12,372	310,871
	ForFarmers NV	13,915	49,079
	Fugro NV	49,346	787,655
	HAL Trust	658	81,606
*	Havas NV	167,101	263,320
	Heineken NV	15,580	1,082,462
	IMCD NV	16,574	2,595,494
	ING Groep NV (ING US), Sponsored ADR	6,500	107,705
	ING Groep NV (INGA NA)	196,229	3,261,500
*	InPost SA	81,642	1,335,625
	JDE Peet's NV	17,740	309,847
*Ω	Just Eat Takeaway.com NV (JET LN)	14,482	176,303
*Ω	Just Eat Takeaway.com NV (TKWY NA)	17,107	206,575
	Kendrion NV	4,892	52,232
	Koninklijke Ahold Delhaize NV (AD NA)	166,464	5,901,039
	Koninklijke BAM Groep NV	116,385	510,942
	Koninklijke Heijmans NV	14,198	473,086
	Koninklijke KPN NV	1,505,567	5,447,927

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Koninklijke Philips NV (PHG US)	49,277	$1,359,060
*	Koninklijke Philips NV (PHIA NA)	42,670	1,176,082
	Koninklijke Vopak NV	29,000	1,331,125
#	Nedap NV	2,056	126,742
	NN Group NV	87,631	4,021,934
#*	NX Filtration NV	1,991	6,114
	OCI NV	25,261	290,892
#*	Pharming Group NV	169,497	151,818
#	PostNL NV	96,754	98,463
	Prosus NV (PRX NA)	62,008	2,368,552
	Prosus NV (PRX SJ)	7,816	300,748
	Randstad NV	36,450	1,573,547
	SBM Offshore NV	58,977	1,101,817
*	SIF Holding NV	5,614	70,924
Ω	Signify NV	42,903	926,133
	Sligro Food Group NV	7,429	81,684
#	TKH Group NV	17,291	636,589
#*	TomTom NV	17,317	91,451
	Universal Music Group NV	66,689	1,860,105
	Van Lanschot Kempen NV	12,655	622,640
	Wolters Kluwer NV	27,120	4,926,674
TOTAL NETHERLANDS			92,645,220
NEW ZEALAND — (0.2%)
#*	a2 Milk Co. Ltd.	56,181	203,462
	Air New Zealand Ltd.	597,849	212,255
	Auckland International Airport Ltd.	75,263	367,057
	Channel Infrastructure NZ Ltd.	116,747	125,598
#	Chorus Ltd. (CNU NZ)	184,901	903,646
	Contact Energy Ltd.	140,548	737,272
	EBOS Group Ltd.	24,220	546,248
	Fisher & Paykel Healthcare Corp. Ltd.	27,438	580,509
*	Fletcher Building Ltd. (FBU AU)	3,423	5,496
*	Fletcher Building Ltd. (FBU NZ)	284,488	457,860
	Fonterra Co-Operative Group Ltd.	23,445	65,852
	Freightways Group Ltd.	54,080	325,981
	Genesis Energy Ltd.	168,552	209,020
*	Gentrack Group Ltd.	12,157	87,216
	Hallenstein Glasson Holdings Ltd.	26,041	124,919
#	Heartland Group Holdings Ltd.	297,480	181,044
#	Infratil Ltd.	53,211	336,306
		Shares	Value»
NEW ZEALAND — (Continued)
#	Investore Property Ltd.	60,658	$38,241
*	KMD Brands Ltd.	197,467	45,062
	Mainfreight Ltd.	6,132	248,954
	Manawa Energy Ltd.	20,224	64,508
#	Mercury NZ Ltd.	37,642	133,829
	Meridian Energy Ltd.	19,609	65,197
	Napier Port Holdings Ltd.	14,348	21,848
	NZME Ltd. (NZM AU)	54,459	32,650
	NZX Ltd.	124,010	103,288
*	Oceania Healthcare Ltd.	238,522	110,281
#	Port of Tauranga Ltd.	37,905	138,772
*	Rakon Ltd.	28,043	9,024
#	Restaurant Brands New Zealand Ltd.	10,978	24,594
*	Ryman Healthcare Ltd.	69,994	171,863
	Sanford Ltd.	20,591	55,222
	Scales Corp. Ltd.	41,528	95,030
*	Serko Ltd.	3,631	7,679
	Skellerup Holdings Ltd.	56,550	162,284
	SKY Network Television Ltd.	56,838	89,683
#	SKYCITY Entertainment Group Ltd.	257,109	202,575
	Spark New Zealand Ltd.	116,765	191,530
	Steel & Tube Holdings Ltd.	32,029	15,173
	Summerset Group Holdings Ltd.	94,881	694,173
	Tourism Holdings Ltd.	43,967	48,054
	TOWER Ltd.	93,161	67,569
	Turners Automotive Group Ltd.	24,682	76,271
	Vector Ltd.	26,039	57,798
*	Vista Group International Ltd.	32,932	60,088
	Warehouse Group Ltd.	33,171	19,295
TOTAL NEW ZEALAND			8,520,276
NORWAY — (0.5%)
	2020 Bulkers Ltd.	5,584	61,947
	ABG Sundal Collier Holding ASA	105,016	64,612
	AF Gruppen ASA	9,872	139,694
*	Akastor ASA	52,076	63,241
	Aker ASA, Class A	1,794	96,271
	Aker BioMarine ASA	1,327	7,672
	Aker BP ASA	48,275	1,007,617
	Aker Solutions ASA	55,357	157,178
	AMSC ASA	16,689	45,580

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Archer Ltd.	5,099	$12,667
	Arendals Fossekompani ASA	161	1,899
	Atea ASA	16,472	210,065
	Austevoll Seafood ASA	25,811	252,123
*Ω	AutoStore Holdings Ltd.	17,990	16,130
#Ω	Avance Gas Holding Ltd.	7,242	55,317
	B2 Impact ASA	75,199	71,568
	Bakkafrost P	2,118	120,739
	Belships ASA	37,273	66,551
*	Bluenord ASA	9,217	547,553
	Bonheur ASA	7,630	164,549
	Borr Drilling Ltd.	9,937	34,481
	Borregaard ASA	23,679	425,242
	Bouvet ASA	25,196	179,539
Ω	BW LPG Ltd.	45,810	578,547
	BW Offshore Ltd.	30,988	87,005
*	Cadeler AS (CADLR NO)	13,474	71,485
*	Cadeler AS (CDLR US), ADR	817	17,083
*	Cloudberry Clean Energy ASA	46,386	49,993
*Ω	Crayon Group Holding ASA	7,139	66,578
	DNB Bank ASA	53,478	1,135,909
	DNO ASA	199,738	230,358
*	Edda Wind ASA	5,381	8,737
*Ω	Elkem ASA	95,696	188,464
Ω	Elmera Group ASA	32,302	87,081
	Elopak ASA	30,381	111,033
*Ω	Entra ASA	9,405	97,352
	Equinor ASA	118,246	2,847,810
Ω	Europris ASA	64,160	468,073
	FLEX LNG Ltd. (FLNG NO)	4,924	125,923
*	FLEX LNG Ltd. (FLNG US)	4,993	127,371
#	Frontline PLC	25,563	448,431
*	Gentoo Media, Inc.	8,822	17,803
	Gjensidige Forsikring ASA	3,393	69,574
	Golden Ocean Group Ltd.	31,268	289,941
#	Grieg Seafood ASA	17,159	113,369
	Hafnia Ltd.	65,564	345,515
*	Hexagon Composites ASA	41,887	138,862
*	Hexagon Purus ASA	8,355	2,153
#	Hoegh Autoliners ASA	41,278	374,476
Ω	Kid ASA	10,802	148,893
	Kitron ASA	41,228	141,238
		Shares	Value»
NORWAY — (Continued)
Ω	Klaveness Combination Carriers ASA	6,871	$45,730
*	Kongsberg Automotive ASA	238,423	35,592
	Kongsberg Gruppen ASA	2,994	355,397
	Leroy Seafood Group ASA	20,558	101,930
*	LINK Mobility Group Holding ASA	66,816	137,430
	Magnora ASA	12,127	28,140
	Medistim ASA	2,742	38,795
	Mowi ASA	13,640	273,548
	MPC Container Ships ASA	129,317	209,637
Ω	Multiconsult ASA	4,197	73,373
*	Napatech AS	3,160	7,107
#*	NEL ASA	84,582	17,627
	Norbit ASA	6,823	64,286
#*	Nordic Mining ASA	12,200	23,540
*	Nordic Semiconductor ASA	3,453	34,675
	Norsk Hydro ASA	81,216	479,008
#*Ω	Norske Skog ASA	19,271	40,733
*	Northern Ocean Ltd.	20,154	13,627
#*	Norwegian Air Shuttle ASA	62,645	59,836
	Odfjell Drilling Ltd.	45,977	251,891
	Odfjell SE, Class A	6,204	64,701
	Odfjell Technology Ltd.	10,957	43,554
*	OKEA ASA	15,569	27,340
#Ω	Okeanis Eco Tankers Corp.	6,859	165,389
	Olav Thon Eiendomsselskap ASA	4,209	84,745
	Orkla ASA	13,548	125,807
	Panoro Energy ASA	35,790	90,027
	Pareto Bank ASA	13,851	90,545
	Pexip Holding ASA	16,259	66,317
*	PhotoCure ASA	1,570	7,992
	Protector Forsikring ASA	14,124	412,156
	Rana Gruber ASA	7,500	48,563
#	Rogaland Sparebank	1,120	12,981
#	Salmar ASA	3,768	199,225
*	Salmon Evolution ASA	66,994	41,863
*	SATS ASA	25,700	62,308
*Ω	Scatec ASA	31,099	217,470
	Schibsted ASA (SCHA NO), Class A	2,018	59,917
	Schibsted ASA (SCHB NO), Class B	2,677	76,524
	Sea1 offshore, Inc.	23,032	46,254
	Selvaag Bolig ASA	11,511	36,109

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*Ω	Shelf Drilling Ltd.	56,609	$44,540
#††	Solstad Maritime Holding AS	9,867	13,403
*	Solstad Offshore ASA	21,562	76,696
	SpareBank 1 Helgeland	832	12,282
	Sparebank 1 Oestlandet	11,518	170,078
	SpareBank 1 Sor-Norge ASA	28,743	409,685
	Sparebanken More	7,775	67,273
	Stolt-Nielsen Ltd.	11,546	298,372
	Storebrand ASA	86,653	1,020,322
	Subsea 7 SA	32,553	537,005
	Telenor ASA	35,338	432,017
	TGS ASA	37,146	373,843
	TOMRA Systems ASA	18,947	280,056
	Var Energi ASA	53,628	164,809
	Veidekke ASA	38,542	492,261
	Wallenius Wilhelmsen ASA	29,037	233,724
	Wilh Wilhelmsen Holding ASA, Class A	5,538	201,229
	Wilh Wilhelmsen Holding ASA, Class B	281	9,753
#	Yara International ASA	10,170	304,424
*	Zaptec ASA	3,296	4,171
TOTAL NORWAY			21,608,924
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	22,334
	Cia de Minas Buenaventura SAA, ADR	1,300	16,588
	Credicorp Ltd.	1,916	350,820
	Intercorp Financial Services, Inc.	1,299	38,684
TOTAL PERU			428,426
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,800	27,177
	Aboitiz Equity Ventures, Inc.	240,420	132,533
	Aboitiz Power Corp.	127,900	87,329
	ACEN Corp.	1,884,821	99,984
	Alliance Global Group, Inc.	886,200	91,240
	Apex Mining Co., Inc.	1,093,000	74,038
*	Atlas Consolidated Mining & Development Corp.	10,800	729
		Shares	Value»
PHILIPPINES — (Continued)
	Ayala Corp.	26,665	$248,222
	Ayala Land, Inc.	681,600	259,343
*	AyalaLand Logistics Holdings Corp.	457,000	12,352
	Bank of the Philippine Islands	246,788	491,617
	BDO Unibank, Inc.	365,079	859,447
*	Belle Corp.	1,052,000	28,955
*	Bloomberry Resorts Corp.	1,036,600	60,780
*	Cebu Air, Inc.	41,200	20,441
	Century Pacific Food, Inc.	312,700	196,283
	China Banking Corp.	339,992	541,917
	Converge Information & Communications Technology Solutions, Inc.	790,300	215,931
	Cosco Capital, Inc.	666,000	60,995
	D&L Industries, Inc.	433,400	44,438
	DigiPlus Interactive Corp.	40,900	18,814
*	DITO CME Holdings Corp.	784,000	21,479
	DMCI Holdings, Inc.	832,400	155,303
	DoubleDragon Corp.	260,700	43,264
	East West Banking Corp.	202,850	34,019
	Emperador, Inc.	31,800	8,745
	Filinvest Development Corp.	18,400	1,519
	First Philippine Holdings Corp.	64,910	65,010
	Ginebra San Miguel, Inc.	18,440	86,084
	Globe Telecom, Inc.	3,609	136,472
	GT Capital Holdings, Inc.	27,318	231,188
	International Container Terminal Services, Inc.	53,530	319,626
	JG Summit Holdings, Inc.	510,866	141,151
	Jollibee Foods Corp.	74,200	281,964
	Keepers Holdings, Inc.	341,000	14,071
	LT Group, Inc.	624,500	114,019
	Manila Electric Co.	13,600	104,251
	Manila Water Co., Inc.	276,900	128,486
	Megaworld Corp.	2,379,600	72,027
	Metropolitan Bank & Trust Co.	218,306	258,806
Ω	Monde Nissin Corp.	141,900	16,127
	Nickel Asia Corp.	1,306,480	48,497
	Petron Corp.	1,056,700	42,679

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philcomsat Holdings Corp.	23,890	$43,778
	Philex Mining Corp.	510,400	28,445
*	Philippine National Bank	152,272	74,351
	Philippine Seven Corp.	19,620	22,039
*††	Phoenix Petroleum Philippines, Inc.	107,200	2,865
	PLDT, Inc. (PHI US), Sponsored ADR	839	19,037
	PLDT, Inc. (TEL PM)	8,860	202,768
	Puregold Price Club, Inc.	292,200	123,577
	Rizal Commercial Banking Corp.	104,115	46,106
	Robinsons Land Corp.	489,438	105,265
	Robinsons Retail Holdings, Inc.	83,680	49,024
	San Miguel Corp.	104,660	116,890
	Security Bank Corp.	99,670	123,670
	Semirara Mining & Power Corp.	273,080	161,803
	Shakey's Pizza Asia Ventures, Inc.	84,300	11,346
*	Shell Pilipinas Corp.	124,530	14,254
	SM Investments Corp.	2,270	30,243
	SM Prime Holdings, Inc.	203,700	80,557
	SSI Group, Inc.	143,000	7,243
	Synergy Grid & Development Phils, Inc.	247,500	44,788
	Union Bank of the Philippines	196,148	115,532
	Universal Robina Corp.	177,120	184,242
	Vista Land & Lifescapes, Inc.	1,583,900	40,750
	Vistamalls, Inc.	88,000	2,416
	Wilcon Depot, Inc.	364,000	52,292
TOTAL PHILIPPINES			7,600,633
POLAND — (0.4%)
*	11 bit studios SA	69	3,275
	AB SA	2,766	75,208
*	Action SA	5,598	28,551
*	Agora SA	12,934	34,252
	Alior Bank SA	47,872	1,104,978
*Ω	Allegro.eu SA	17,418	127,826
	Amica SA	2,272	37,171
#	AmRest Holdings SE	25,574	107,340
	Arctic Paper SA	9,228	37,913
	ASBISc Enterprises PLC	14,979	81,451
		Shares	Value»
POLAND — (Continued)
	Asseco Poland SA	19,376	$562,309
#	Auto Partner SA	17,966	80,689
	Bank Handlowy w Warszawie SA	10,468	252,286
#*	Bank Millennium SA	76,230	194,372
#*	Bank Ochrony Srodowiska SA	20,762	61,718
	Bank Polska Kasa Opieki SA	23,488	921,386
	Benefit Systems SA	810	593,849
	BNPP Bank Polska SA	2,042	44,367
	Boryszew SA	29,053	37,778
	Budimex SA	3,735	437,343
*	CCC SA	6,996	294,046
	CD Projekt SA	2,913	150,646
	Celon Pharma SA	3,548	21,065
*	CI Games SA	23,337	9,281
#*	Cognor Holding SA	32,298	51,601
	Cyber Folks SA	2,370	93,779
*	Cyfrowy Polsat SA	58,114	220,246
	Develia SA	74,155	102,146
*Ω	Dino Polska SA	4,321	478,007
	Dom Development SA	2,718	142,181
#*	Echo Investment SA	10,592	11,235
	Enea SA	94,897	326,003
	Eurocash SA	16,735	35,368
*	Fabryki Mebli Forte SA	3,906	30,691
	Globe Trade Centre SA	30,781	29,825
*	Grenevia SA	70,457	39,575
#*	Grupa Azoty SA	10,366	56,141
	Grupa Kety SA	3,397	636,397
	Grupa Pracuj SA	2,971	40,694
#*Ω	HUUUGE, Inc.	10,756	48,118
	ING Bank Slaski SA	3,964	277,281
	Inter Cars SA	1,997	286,020
#*	Jastrzebska Spolka Weglowa SA	17,979	102,190
	KGHM Polska Miedz SA	18,041	553,174
	KRUK SA	3,610	379,577
	LPP SA	125	504,352
	Lubelski Wegiel Bogdanka SA	4,699	26,447
*	mBank SA	629	97,118
	Mirbud SA	18,519	55,843
	Mo-BRUK SA	725	65,064
*	Mostostal Zabrze SA	9,282	12,066
#	Neuca SA	441	91,215
	Newag SA	1,426	18,368
	Orange Polska SA	102,086	200,011
	ORLEN SA	59,654	786,586
	PCC Rokita SA	524	9,504
*	Pepco Group NV	37,862	159,849

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	PGE Polska Grupa Energetyczna SA	187,596	$301,064
*	PKP Cargo SA	7,534	28,883
	PlayWay SA	336	25,457
*	Polimex-Mostostal SA	38,961	26,483
	Powszechna Kasa Oszczednosci Bank Polski SA	35,041	574,908
	Powszechny Zaklad Ubezpieczen SA	71,016	870,771
	Santander Bank Polska SA	1,780	220,961
*	Selvita SA	1,674	18,351
	Stalexport Autostrady SA	30,531	22,533
	Synektik SA	1,882	101,530
*	Tauron Polska Energia SA	416,659	434,779
*	TEN Square Games SA	1,066	20,470
	Text SA	3,006	42,897
	Torpol SA	4,879	42,320
	Unimot SA	1,479	55,964
	VRG SA	37,269	29,586
	Warsaw Stock Exchange	2,489	25,383
	Wawel SA	12	1,795
	Wirtualna Polska Holding SA	4,868	93,067
Ω	XTB SA	22,194	357,152
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,940	25,104
*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	9,984
TOTAL POLAND			14,595,214
PORTUGAL — (0.2%)
	Altri SGPS SA	29,560	176,458
	Banco Comercial Portugues SA, Class R	4,162,722	2,172,907
	Corticeira Amorim SGPS SA	8,194	71,560
	CTT-Correios de Portugal SA	28,765	175,459
	EDP Renovaveis SA	50,660	473,972
	EDP SA (EDP PL)	366,729	1,153,060
	Galp Energia SGPS SA	189,147	3,165,595
	Ibersol SGPS SA	8,870	78,343
	Jeronimo Martins SGPS SA	25,558	503,771
#	Mota-Engil SGPS SA	40,241	119,545
	Navigator Co. SA	73,601	268,958
		Shares	Value»
PORTUGAL — (Continued)
	NOS SGPS SA	67,085	$235,837
	REN - Redes Energeticas Nacionais SGPS SA	91,426	225,261
	Semapa-Sociedade de Investimento e Gestao	7,088	110,382
	Sonae SGPS SA	308,562	287,890
TOTAL PORTUGAL			9,218,998
QATAR — (0.3%)
*	Aamal Co.	868,127	217,462
	Al Khaleej Takaful Group QSC	72,860	48,412
	Al Meera Consumer Goods Co. QSC	29,295	117,049
	Al Rayan Bank	728,158	477,387
	Baladna	248,028	93,336
	Barwa Real Estate Co.	489,975	385,261
	Commercial Bank PSQC	197,552	249,451
	Doha Bank QPSC	721,345	409,882
	Doha Insurance Co. QSC	102,131	71,441
*	Estithmar Holding QPSC	275,410	136,299
	Gulf International Services QSC	347,844	322,645
	Gulf Warehousing Co.	120,519	104,443
	Industries Qatar QSC	23,363	88,092
*	Lesha Bank LLC	339,842	123,162
	Mannai Corp. QSC	40,666	41,008
	Mazaya Real Estate Development QPSC	281,270	45,736
	Medicare Group	60,265	75,967
	Mesaieed Petrochemical Holding Co.	519,016	218,082
	Ooredoo QPSC	196,303	696,563
	Qatar Aluminum Manufacturing Co.	838,714	314,866
	Qatar Electricity & Water Co. QSC	55,985	243,327
	Qatar Fuel QSC	49,111	206,600
	Qatar Gas Transport Co. Ltd.	535,717	633,725
	Qatar Industrial Manufacturing Co. QSC	72,555	52,106
	Qatar Insurance Co. SAQ	329,469	197,472

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar International Islamic Bank QSC	133,173	$389,212
	Qatar Islamic Bank QPSC	32,774	185,399
	Qatar Islamic Insurance Group	22,820	55,469
	Qatar National Bank QPSC	510,641	2,341,472
	Qatar National Cement Co. QSC	138,869	150,760
	Qatar Navigation QSC	276,752	832,232
	QLM Life & Medical Insurance Co. WLL	20,001	11,279
	Salam International Investment Ltd. QSC	377,474	71,518
	United Development Co. QSC	634,651	200,485
	Vodafone Qatar QSC	704,895	398,943
*	Widam Food Co.	33,153	22,464
	Zad Holding Co.	3,845	15,633
TOTAL QATAR			10,244,640
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	134,073	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	26,988	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	23,655	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	4,406	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	PhosAgro PJSC	136	0
*††	Polyus PJSC (PLZL LI), GDR	2,588	0
*††	RusHydro PJSC (HYDR LI), ADR	131,916	0
*††	RusHydro PJSC (RSHYY US), ADR	62,793	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	65,441	0
*††	Severstal PAO (SVJTY US), GDR	14,770	0
*††	Severstal PAO (SVST LI), GDR	6,022	0
*††	VTB Bank PJSC (VTBR LI), GDR	330,258	0
		Shares	Value»
SAUDI ARABIA — (1.1%)
	Abdullah Al Othaim Markets Co.	142,899	$407,608
	ACWA Power Co.	5,683	619,681
*	Advanced Petrochemical Co.	18,991	158,998
	Al Babtain Power & Telecommunication Co.	14,290	175,339
	Al Hammadi Holding	16,591	195,013
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,782	53,668
	Al Jouf Agricultural Development Co.	1,033	15,786
*	Al Jouf Cement Co.	9,833	31,465
*	Al Khaleej Training & Education Co.	12,560	111,827
*	Al Moammar Information Systems Co.	2,731	112,924
	Al Rajhi Bank	143,679	3,789,410
*	Al Yamamah Steel Industries Co.	5,821	61,674
	Alamar Foods	4,350	88,428
	Alandalus Property Co.	9,476	62,367
	Alaseel Co.	63,346	70,869
	Aldrees Petroleum & Transport Services Co.	18,385	696,162
	Al-Etihad Cooperative Insurance Co.	12,241	60,142
	Alinma Bank	182,002	1,447,902
	AlJazira Takaful Ta'awuni Co.	14,040	63,990
*	AlKhorayef Water & Power Technologies Co.	4,114	170,012
*	Allianz Saudi Fransi Cooperative Insurance Co.	11,757	51,408
	Almarai Co. JSC	84,210	1,321,714
	Almunajem Foods Co.	7,001	183,320
*	Alujain Corp.	12,713	126,404
	Arab National Bank	120,306	685,825
*	Arabia Insurance Cooperative Co.	4,637	16,986
	Arabian Cement Co.	20,253	145,490
Ω	Arabian Centres Co.	25,688	145,283
	Arabian Contracting Services Co.	2,150	87,893
	Arabian Internet & Communications Services Co.	5,687	483,420
*	Arabian Pipes Co.	21,030	73,295

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabian Shield Cooperative Insurance Co.	5,123	$28,514
	Arriyadh Development Co.	23,530	218,160
*	ARTEX Industrial Investment Co.	16,986	71,171
	Astra Industrial Group Co.	8,086	405,083
	Ataa Educational Co.	2,664	53,030
	Bank AlBilad	109,757	1,166,750
*	Bank Al-Jazira	142,947	717,580
	Banque Saudi Fransi	154,271	660,084
*	Basic Chemical Industries Ltd.	3,936	33,778
	Bawan Co.	13,739	212,788
	BinDawood Holding Co.	82,885	145,610
	Bupa Arabia for Cooperative Insurance Co.	12,408	615,228
	Catrion Catering Holding Co.	15,453	545,880
*	Chubb Arabia Cooperative Insurance Co.	2,880	43,251
	City Cement Co.	27,332	150,611
	Co. for Cooperative Insurance	8,933	361,587
	Dallah Healthcare Co.	2,932	124,438
*	Dar Al Arkan Real Estate Development Co.	187,611	825,102
	Dr. Sulaiman Al Habib Medical Services Group Co.	11,835	921,928
	East Pipes Integrated Co. for Industry	4,748	197,575
	Eastern Province Cement Co.	17,399	165,571
	Electrical Industries Co.	221,800	431,756
*	Emaar Economic City	69,052	334,250
	Etihad Etisalat Co.	121,849	1,879,701
*	Fitaihi Holding Group	53,140	65,293
	Gulf Insurance Group	5,785	49,504
*	Gulf Union Cooperative Insurance Co.	11,598	52,281
*	Herfy Food Services Co.	8,064	54,959
	Jarir Marketing Co.	94,840	324,000
*	Jazan Development & Investment Co.	7,772	27,516
	Leejam Sports Co. JSC	6,450	313,137
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	14,458	$100,025
*	Middle East Healthcare Co.	8,457	184,112
*	Middle East Paper Co.	16,242	164,620
*	Middle East Specialized Cables Co.	7,836	94,391
	Mobile Telecommunications Co. Saudi Arabia	179,778	507,861
	Mouwasat Medical Services Co.	15,906	390,400
	Nahdi Medical Co.	8,206	258,019
*	Najran Cement Co.	40,922	98,929
*	National Agriculture Development Co.	52,908	361,006
	National Co. for Glass Industries	7,092	105,229
	National Co. for Learning & Education	2,634	127,801
	National Gas & Industrialization Co.	7,898	221,448
*	National Industrialization Co.	129,809	353,534
	National Medical Care Co.	3,319	139,796
	Northern Region Cement Co.	37,275	95,698
	Qassim Cement Co.	15,343	217,588
*	Rabigh Refining & Petrochemical Co.	68,556	149,416
	Retal Urban Development Co.	22,605	102,219
	Riyad Bank	151,061	1,179,333
	Riyadh Cables Group Co.	3,109	117,428
	Riyadh Cement Co.	5,504	49,952
	SABIC Agri-Nutrients Co.	36,890	1,130,966
	Sahara International Petrochemical Co.	103,655	643,925
*	Saudi Arabian Amiantit Co.	9,898	82,284
*	Saudi Arabian Mining Co.	37,616	487,970
Ω	Saudi Arabian Oil Co.	250,560	1,854,102
	Saudi Aramco Base Oil Co.	11,981	356,044
	Saudi Automotive Services Co.	12,967	253,258
	Saudi Awwal Bank	120,785	1,156,953

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Basic Industries Corp.	47,993	$857,150
	Saudi Cement Co.	23,641	272,899
*	Saudi Ceramic Co.	14,470	137,844
	Saudi Chemical Co. Holding	63,392	174,779
	Saudi Electricity Co.	73,355	332,717
	Saudi Industrial Investment Group	64,811	302,920
	Saudi Investment Bank	142,290	572,607
*	Saudi Kayan Petrochemical Co.	195,136	354,715
*	Saudi Marketing Co.	6,069	37,669
	Saudi National Bank	208,455	1,898,748
	Saudi Paper Manufacturing Co.	6,844	127,733
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,756	142,357
*	Saudi Printing & Packaging Co.	11,187	38,058
*	Saudi Public Transport Co.	20,899	113,360
*	Saudi Real Estate Co.	28,937	207,093
*	Saudi Reinsurance Co.	16,594	261,628
*	Saudi Research & Media Group	5,674	401,554
	Saudi Tadawul Group Holding Co.	3,274	183,564
	Saudi Telecom Co.	92,984	1,077,521
	Saudia Dairy & Foodstuff Co.	4,505	396,746
*	Savola Group	50,096	520,518
	Scientific & Medical Equipment House Co.	2,225	30,720
*	Seera Group Holding	71,283	457,350
*	Shams	204,398	51,153
*	SHL Finance Co.	5,242	24,953
*	Sinad Holding Co.	25,623	99,142
	Southern Province Cement Co.	16,673	150,868
	Sustained Infrastructure Holding Co.	14,458	138,187
	Tabuk Cement Co.	20,594	76,766
	Taiba Investments Co.	5,426	72,052
*	Takween Advanced Industries Co.	10,887	32,097
	Tanmiah Food Co.	1,611	53,725
	Theeb Rent A Car Co.	2,863	60,295
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Umm Al-Qura Cement Co.	12,979	$68,428
	United Electronics Co.	11,089	290,887
	United International Transportation Co.	16,115	368,010
*	Walaa Cooperative Insurance Co.	17,904	117,485
*	Wataniya Insurance Co.	5,647	38,247
	Yamama Cement Co.	27,549	276,068
	Yanbu Cement Co.	17,524	116,692
	Yanbu National Petrochemical Co.	45,539	455,253
TOTAL SAUDI ARABIA			45,285,284
SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	88,476	96,511
	Aztech Global Ltd.	83,500	42,964
	Banyan Tree Holdings Ltd.	83,400	21,154
	Boustead Singapore Ltd.	169,629	125,905
	BRC Asia Ltd.	18,700	40,380
	Bukit Sembawang Estates Ltd.	36,100	94,470
	Capitaland India Trust	234,998	176,051
	CapitaLand Investment Ltd.	307,400	553,404
	Centurion Corp. Ltd.	89,000	65,460
	China Aviation Oil Singapore Corp. Ltd.	87,000	57,516
	China Sunsine Chemical Holdings Ltd.	122,400	40,000
	City Developments Ltd.	109,500	405,942
	ComfortDelGro Corp. Ltd.	423,500	438,926
*	COSCO Shipping International Singapore Co. Ltd.	554,200	55,351
	CSE Global Ltd.	153,415	50,706
	DBS Group Holdings Ltd.	154,414	5,054,267
	Delfi Ltd.	102,000	56,266
	DFI Retail Group Holdings Ltd.	51,100	119,886
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	510,429	0
	Far East Orchard Ltd.	66,719	50,152
	First Resources Ltd.	185,500	197,523
	Food Empire Holdings Ltd.	81,000	58,709
	Fraser & Neave Ltd.	85,800	79,955
	Frasers Property Ltd.	112,900	71,764

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Frencken Group Ltd.	123,300	$101,825
*	Fu Yu Corp. Ltd.	241,400	22,537
*	Gallant Venture Ltd.	211,200	13,077
	Genting Singapore Ltd.	1,377,600	762,821
	Geo Energy Resources Ltd.	295,000	61,882
	Golden Agri-Resources Ltd.	2,347,900	422,724
	GuocoLand Ltd.	90,400	97,030
	Haw Par Corp. Ltd.	35,700	303,484
	Ho Bee Land Ltd.	67,800	90,641
	Hong Fok Corp. Ltd.	140,600	81,555
	Hong Leong Asia Ltd.	103,800	75,785
	Hong Leong Finance Ltd.	84,700	153,906
	Hongkong Land Holdings Ltd.	165,600	720,595
	Hour Glass Ltd.	68,900	79,591
	HRnetgroup Ltd.	32,200	16,223
	Hutchison Port Holdings Trust	1,697,000	269,686
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	29,900	164,012
	Indofood Agri Resources Ltd.	169,600	39,921
	ISDN Holdings Ltd.	72,898	16,363
	Jardine Cycle & Carriage Ltd.	27,533	563,696
	Keppel Infrastructure Trust	863,573	288,869
	Keppel Ltd.	179,400	891,203
	Mandarin Oriental International Ltd.	12,600	22,628
	Marco Polo Marine Ltd.	1,450,800	58,647
	Metro Holdings Ltd.	175,700	56,271
	Micro-Mechanics Holdings Ltd.	3,800	4,915
*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	62,800	32,955
	Netlink NBN Trust	371,800	235,349
	Olam Group Ltd.	248,945	212,360
	OUE Ltd.	86,100	63,915
	Oversea-Chinese Banking Corp. Ltd.	182,911	2,332,989
	Pacific Century Regional Developments Ltd.	64,700	16,188
	Pan-United Corp. Ltd.	70,025	32,448
	Propnex Ltd.	58,500	47,313
	Q&M Dental Group Singapore Ltd.	52,200	10,938
	QAF Ltd.	86,800	54,257
	Raffles Medical Group Ltd.	80,110	49,217
		Shares	Value»
SINGAPORE — (Continued)
*	Rex International Holding Ltd.	260,800	$26,766
	Riverstone Holdings Ltd.	161,000	120,609
	Samudera Shipping Line Ltd.	95,100	57,642
	SATS Ltd.	149,029	370,910
	SBS Transit Ltd.	21,100	37,894
*	Seatrium Ltd.	463,056	756,932
	Sembcorp Industries Ltd.	200,696	820,942
	Sheng Siong Group Ltd.	252,400	302,296
	SIA Engineering Co. Ltd.	19,600	34,287
	Sinarmas Land Ltd.	396,100	85,393
	Singapore Airlines Ltd.	303,350	1,415,095
	Singapore Exchange Ltd.	115,100	1,035,608
	Singapore Land Group Ltd.	40,200	56,446
	Singapore Post Ltd.	520,400	211,970
	Singapore Technologies Engineering Ltd.	190,300	675,418
	Singapore Telecommunications Ltd.	71,900	175,678
	Stamford Land Corp. Ltd.	115,570	31,025
	StarHub Ltd.	194,500	175,811
	Straits Trading Co. Ltd.	61,737	66,628
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	14,730
*	Thomson Medical Group Ltd.	518,900	17,182
	Tuan Sing Holdings Ltd.	231,931	46,864
	UMS Integration Ltd.	120,500	92,814
	United Overseas Bank Ltd.	148,316	4,077,154
	UOB-Kay Hian Holdings Ltd.	60,608	77,068
	UOL Group Ltd.	115,400	430,378
	Valuetronics Holdings Ltd.	150,680	69,262
	Venture Corp. Ltd.	42,800	397,202
	Vicom Ltd.	51,600	49,797
	Wilmar International Ltd.	232,300	531,052
	Wing Tai Holdings Ltd.	127,300	115,118

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Yangzijiang Shipbuilding Holdings Ltd.	467,900	$1,047,852
TOTAL SINGAPORE			29,844,901
SOUTH AFRICA — (0.9%)
	Absa Group Ltd.	98,437	976,443
	Adcock Ingram Holdings Ltd.	23,281	83,016
	Advtech Ltd.	210,953	371,538
	AECI Ltd.	42,036	186,522
	African Rainbow Minerals Ltd.	45,151	389,013
#	Afrimat Ltd.	39,327	132,061
	Alexander Forbes Group Holdings Ltd.	103,166	45,362
	Altron Ltd., Class A	58,468	67,382
	Anglo American Platinum Ltd.	5,667	198,818
	Anglogold Ashanti PLC (AU US)	43,909	1,326,491
	Aspen Pharmacare Holdings Ltd.	86,814	827,718
	Astral Foods Ltd.	10,907	103,601
	AVI Ltd.	126,748	668,096
	Barloworld Ltd.	62,618	360,029
	Bid Corp. Ltd.	28,637	729,220
	Bidvest Group Ltd.	96,534	1,316,883
*	Blue Label Telecoms Ltd.	246,190	84,864
*	Brait PLC	97,152	10,408
	Capitec Bank Holdings Ltd.	4,946	787,497
	Cashbuild Ltd.	3,560	37,595
	Caxton & CTP Publishers & Printers Ltd.	20,130	13,130
	City Lodge Hotels Ltd.	132,868	30,533
	Clicks Group Ltd.	58,060	1,117,209
	Coronation Fund Managers Ltd.	72,063	141,101
	Curro Holdings Ltd.	49,496	33,142
	DataTec Ltd.	91,014	240,496
Ω	Dis-Chem Pharmacies Ltd.	176,646	322,393
	Discovery Ltd.	44,737	433,017
	DRDGOLD Ltd. (DRD SJ)	58,676	59,749
#	DRDGOLD Ltd. (DRD US), Sponsored ADR	3,246	32,687
	Exxaro Resources Ltd.	74,904	701,200
	Famous Brands Ltd.	27,176	86,250
	FirstRand Ltd.	199,117	810,108
		Shares	Value»
SOUTH AFRICA — (Continued)
	Foschini Group Ltd.	138,092	$1,049,400
#	Gold Fields Ltd. (GFI US), Sponsored ADR	63,034	1,067,166
	Grindrod Ltd.	248,058	162,655
	Harmony Gold Mining Co. Ltd. (HAR SJ)	130,915	1,489,492
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	2,342	26,394
	Hudaco Industries Ltd.	11,881	128,802
*	Impala Platinum Holdings Ltd.	120,913	663,650
	Investec Ltd.	13,290	84,819
	Italtile Ltd.	141,325	93,257
	JSE Ltd.	11,530	73,002
*	KAP Ltd.	842,526	122,042
	Kumba Iron Ore Ltd.	9,628	199,977
	Lewis Group Ltd.	18,504	77,722
	Life Healthcare Group Holdings Ltd.	395,112	333,017
	Merafe Resources Ltd.	516,286	40,894
*	Metair Investments Ltd.	63,223	29,570
	Momentum Group Ltd.	560,271	862,796
	Motus Holdings Ltd.	71,205	418,846
	Mpact Ltd.	38,245	57,609
	Mr. Price Group Ltd.	55,168	735,433
	MTN Group Ltd.	258,312	1,584,483
*	MultiChoice Group	60,333	349,160
*	Nampak Ltd.	1,111	26,606
	Naspers Ltd., Class N	5,221	1,100,744
	Nedbank Group Ltd.	70,872	1,042,718
	NEPI Rockcastle NV	77,365	583,139
	Netcare Ltd.	445,424	338,009
	Ninety One Ltd.	88,929	163,276
	Northam Platinum Holdings Ltd.	103,329	698,564
	Oceana Group Ltd.	34,784	125,100
	Old Mutual Ltd. (OMU LN)	826,005	539,181
	Old Mutual Ltd. (OMU SJ)	711,909	471,152
	Omnia Holdings Ltd.	55,423	198,751
	OUTsurance Group Ltd.	164,462	552,824
Ω	Pepkor Holdings Ltd.	486,252	670,169
*	Pick n Pay Stores Ltd.	153,853	236,458
	PPC Ltd.	481,437	111,506
	Premier Group Ltd.	3,073	20,793
	PSG Financial Services Ltd.	277,462	271,311
	Raubex Group Ltd.	72,608	190,513
	Reunert Ltd.	47,194	172,833

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	RFG Holdings Ltd.	59,205	$63,887
	Sanlam Ltd.	65,955	287,548
	Santam Ltd.	12,051	236,476
	Sappi Ltd.	212,960	544,861
	Sasol Ltd. (SOL SJ)	74,795	346,914
#	Sasol Ltd. (SSL US), Sponsored ADR	20,702	97,299
	Shoprite Holdings Ltd.	42,670	651,330
#*	Sibanye Stillwater Ltd. (SBSW US), ADR	9,956	37,934
*	Sibanye Stillwater Ltd. (SSW SJ)	959,600	924,751
	Southern Sun Ltd.	133,197	59,493
*	SPAR Group Ltd.	48,683	365,230
	Spur Corp. Ltd.	22,560	41,767
	Stadio Holdings Ltd.	56,617	21,159
	Standard Bank Group Ltd.	130,345	1,519,477
	Sun International Ltd.	67,942	144,585
	Super Group Ltd.	123,612	187,390
*	Telkom SA SOC Ltd.	106,423	190,672
	Thungela Resources Ltd. (TGA LN)	7,559	55,576
	Thungela Resources Ltd. (TGA SJ)	48,609	354,106
	Tiger Brands Ltd.	31,348	463,834
*	Transaction Capital Ltd.	346,149	41,669
*	Trencor Ltd.	86,382	37,443
	Truworths International Ltd.	136,582	628,197
	Tsogo Sun Ltd.	161,801	79,171
	Vodacom Group Ltd.	57,732	337,657
	We Buy Cars Holdings Ltd.	23,946	52,179
	Wilson Bayly Holmes-Ovcon Ltd.	20,879	233,913
	Woolworths Holdings Ltd.	205,266	637,965
	Zeda Ltd.	84,625	56,224
TOTAL SOUTH AFRICA			38,586,112
SOUTH KOREA — (3.0%)
*	3S Korea Co. Ltd.	8,971	11,212
*	ABOV Semiconductor Co. Ltd.	2,876	16,288
*	Abpro Bio Co. Ltd.	46,541	12,440
*	ADTechnology Co. Ltd.	1,392	16,855
	Advanced Nano Products Co. Ltd.	425	19,112
	Advanced Process Systems Corp.	4,460	50,427
*	Aekyung Chemical Co. Ltd.	5,635	26,343
		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Industrial Co. Ltd.	4,138	$34,479
*	Agabang&Company	8,356	31,039
	Ahnlab, Inc.	1,142	59,688
*	Air Busan Co. Ltd.	27,505	45,220
*	Ajin Industrial Co. Ltd.	8,820	16,237
*	Alteogen, Inc.	1,363	345,183
*	ALUKO Co. Ltd.	22,513	30,818
*	Amicogen, Inc.	2,692	6,637
	Amorepacific Corp.	1,668	148,095
	AMOREPACIFIC Group	7,868	130,119
*	Ananti, Inc.	20,665	83,987
*	Anapass, Inc.	1,167	15,786
*	Anterogen Co. Ltd.	1,096	16,661
	Asia Cement Co. Ltd.	6,180	44,721
	ASIA Holdings Co. Ltd.	309	53,309
	Asia Pacific Satellite, Inc.	2,881	27,474
	Asia Paper Manufacturing Co. Ltd.	12,545	65,286
*	Atec Co. Ltd.	1,583	28,064
	Atinum Investment Co. Ltd.	14,759	21,139
	Avaco Co. Ltd.	1,894	19,193
	Baiksan Co. Ltd.	3,840	37,418
	BGF Co. Ltd.	10,500	24,285
	BGF retail Co. Ltd.	2,404	170,962
	BGFecomaterials Co. Ltd.	10,869	20,638
	BH Co. Ltd.	8,816	91,429
*	BHI Co. Ltd.	5,667	84,991
	Binggrae Co. Ltd.	2,019	101,635
	Bio Plus Co. Ltd.	8,987	40,654
*	Bioneer Corp.	1,247	15,540
	BioNote, Inc.	6,813	22,859
*	BNC Korea Co. Ltd.	5,296	16,150
	BNK Financial Group, Inc.	58,290	485,892
	Boditech Med, Inc.	4,479	51,073
	Boryung	10,490	73,407
*	Bosung Power Technology Co. Ltd.	7,124	14,515
	Brand X Co. Ltd.	5,891	24,700
*	Bukwang Pharmaceutical Co. Ltd.	6,106	19,598
	BYC Co. Ltd.	490	9,880
	Byucksan Corp.	18,048	23,712
*	C&C International Co. Ltd.	1,247	29,949
*	C&G Hi Tech Co. Ltd.	1,160	9,185
*	Cafe24 Corp.	4,837	135,941
*	Cape Industries Ltd.	3,880	19,004

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Caregen Co. Ltd.	3,873	$79,725
*	Celltrion Pharm, Inc.	1,516	55,099
	Celltrion, Inc.	1,843	226,473
*	Cheil Worldwide, Inc.	17,899	210,938
*	Chemtronics Co. Ltd.	4,706	68,586
	Cheryong Electric Co. Ltd.	3,612	136,760
*	Chips&Media, Inc.	2,169	28,975
*	Choil Aluminum Co. Ltd.	12,350	12,511
*	Chong Kun Dang Pharmaceutical Corp.	2,959	175,328
*	Chongkundang Holdings Corp.	933	29,523
*††	Chorokbaem Media Co. Ltd.	4,292	2,993
*	CJ CGV Co. Ltd.	30,055	105,262
	CJ CheilJedang Corp.	3,181	527,353
	CJ Corp.	4,594	299,829
*	CJ ENM Co. Ltd.	3,772	138,665
	CJ Freshway Corp.	1,953	27,687
	CJ Logistics Corp.	3,275	179,131
	Classys, Inc.	4,375	162,055
*	CLIO Cosmetics Co. Ltd.	2,078	26,989
*	CMG Pharmaceutical Co. Ltd.	12,199	15,039
*	Com2uS Holdings Corp.	1,562	33,183
*	Com2uSCorp	2,574	83,574
*	ContentreeJoongAng Corp.	2,265	12,173
	Coocon Corp.	1,967	21,465
*	Cosmax, Inc.	3,027	340,766
*	Cosmecca Korea Co. Ltd.	2,026	71,533
*	CosmoAM&T Co. Ltd.	1,110	39,979
*	Cosmochemical Co. Ltd.	2,451	33,798
	Coway Co. Ltd.	14,873	786,796
	Cowintech Co. Ltd.	2,594	26,298
	CR Holdings Co. Ltd.	9,178	35,212
*	Creative & Innovative System	15,602	76,250
	Creverse, Inc.	1,783	17,517
*	CrystalGenomics Invites Co. Ltd.	5,410	8,877
	CS Wind Corp.	7,202	205,938
*	CTC BIO, Inc.	2,718	14,416
*	Cube Entertainment, Inc.	3,035	28,590
	Cuckoo Holdings Co. Ltd.	2,711	42,300
	Cuckoo Homesys Co. Ltd.	2,145	28,454
*††	DA Technology Co. Ltd.	42,635	2,230
		Shares	Value»
SOUTH KOREA — (Continued)
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	$12,253
	Dae Won Kang Up Co. Ltd.	14,591	38,913
*	Daea TI Co. Ltd.	7,559	16,371
	Daechang Forging Co. Ltd.	4,955	17,643
	Daedong Corp.	5,933	48,517
	Daeduck Co. Ltd.	8,124	38,025
	Daeduck Electronics Co. Ltd.	9,245	116,691
	Daehan Flour Mill Co. Ltd.	427	37,125
	Daehan Steel Co. Ltd.	4,935	56,212
*	Dae-Il Corp.	7,233	20,264
*	Daejoo Electronic Materials Co. Ltd.	1,698	118,696
	Daesang Corp.	7,766	99,779
	Daesang Holdings Co. Ltd.	5,349	38,102
*	Daewon Cable Co. Ltd.	18,604	45,799
	Daewon Pharmaceutical Co. Ltd.	4,982	49,959
	Daewon San Up Co. Ltd.	1,753	7,134
*	Daewoo Engineering & Construction Co. Ltd.	64,662	149,538
	Daewoong Co. Ltd.	7,404	104,301
	Daewoong Pharmaceutical Co. Ltd.	1,453	136,662
	Daihan Pharmaceutical Co. Ltd.	2,113	37,329
	Daishin Securities Co. Ltd.	13,391	152,784
*	Danal Co. Ltd.	19,693	42,337
	Daol Investment & Securities Co. Ltd.	15,202	30,501
*	Daou Data Corp.	5,550	38,350
	Daou Technology, Inc.	8,443	103,229
*	Dasan Networks, Inc.	12,735	30,977
*	Dawonsys Co. Ltd.	5,008	33,094
	DB Financial Investment Co. Ltd.	14,665	54,981
	DB HiTek Co. Ltd.	12,273	270,727
	DB Insurance Co. Ltd.	18,054	1,201,257
*	DB, Inc.	39,902	33,312
*	Dear U Co. Ltd.	2,552	62,670
*	Dentium Co. Ltd.	2,353	112,209

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Deutsch Motors, Inc.	7,502	$21,745
	DGB Financial Group, Inc.	55,226	349,126
	DI Dong Il Corp.	3,728	127,272
	Digital Daesung Co. Ltd.	6,676	32,966
*	DIO Corp.	2,583	30,888
*	DK Tech Co. Ltd.	6,392	31,520
	DL E&C Co. Ltd.	10,560	226,700
	DL Holdings Co. Ltd.	4,437	97,149
*	DMOA Co. Ltd.	728	1,841
*	DMS Co. Ltd.	5,594	23,389
	DN Automotive Corp.	6,520	93,547
	Dohwa Engineering Co. Ltd.	3,950	17,755
	Dong-A Socio Holdings Co. Ltd.	1,164	76,632
	Dong-A ST Co. Ltd.	952	32,786
	Dongbang Transport Logistics Co. Ltd.	18,539	27,276
*	Dongjin Semichem Co. Ltd.	13,873	206,591
*	Dongkoo Bio & Pharma Co. Ltd.	5,343	18,297
*	DongKook Pharmaceutical Co. Ltd.	6,141	63,767
	Dongkuk Holdings Co. Ltd.	8,416	41,949
	Dongkuk Industries Co. Ltd.	8,871	25,941
	Dongkuk Steel Mill Co. Ltd.	11,447	69,610
	Dongsuh Cos., Inc.	5,920	94,403
	Dongsung Chemical Co. Ltd.	11,041	29,540
	Dongsung Finetec Co. Ltd.	4,233	61,653
*	Dongwha Enterprise Co. Ltd.	5,938	34,574
	Dongwha Pharm Co. Ltd.	7,024	29,347
	Dongwon Development Co. Ltd.	20,451	31,306
	Dongwon F&B Co. Ltd.	2,490	50,645
	Dongwon Systems Corp.	2,492	64,611
	Dongwoon Anatech Co. Ltd.	6,640	90,706
	Dongyang E&P, Inc.	2,542	31,144
	Doosan Bobcat, Inc.	22,034	723,850
	Doosan Co. Ltd.	1,247	240,979
*	Doosan Enerbility Co. Ltd.	29,796	486,284
		Shares	Value»
SOUTH KOREA — (Continued)
*	Doosan Fuel Cell Co. Ltd.	3,564	$39,762
	Doosan Tesna, Inc.	4,201	84,929
#	DoubleUGames Co. Ltd.	4,387	147,508
	Douzone Bizon Co. Ltd.	5,864	275,041
*	Dream Security Co. Ltd.	7,102	17,234
*	Dreamtech Co. Ltd.	5,485	26,982
*	DSK Co. Ltd.	1,748	4,847
*	Duk San Neolux Co. Ltd.	2,940	55,544
*	Duksan Techopia Co. Ltd.	866	20,301
	Duksung Co. Ltd.	3,908	18,420
	DY Corp.	6,599	17,922
	DY POWER Corp.	2,787	22,560
*	Easy Holdings Co. Ltd.	13,163	24,228
*	Echo Marketing, Inc.	5,179	34,800
	Ecoplastic Corp.	11,411	18,758
*	Ecopro BM Co. Ltd.	1,140	101,752
*	Ecopro Co. Ltd.	2,058	85,580
	Ecopro HN Co. Ltd.	5,095	105,678
*	Elentec Co. Ltd.	4,988	16,155
	E-MART, Inc.	5,693	251,702
*	EMKOREA Co. Ltd.	2,739	4,229
*	EMRO, Inc.	1,072	51,091
*	Enchem Co. Ltd.	429	38,081
	ENF Technology Co. Ltd.	3,528	46,579
*	Enzychem Lifesciences Corp.	33,378	34,967
	Eo Technics Co. Ltd.	325	31,589
*††	E-TRON Co. Ltd.	77,989	2,013
*	Eubiologics Co. Ltd.	5,641	48,125
	Eugene Corp.	21,899	49,555
	Eugene Investment & Securities Co. Ltd.	37,902	62,522
	Eugene Technology Co. Ltd.	1,768	44,449
*	EV Advanced Material Co. Ltd.	13,442	16,738
*	E-World	14,366	14,193
*	Exem Co. Ltd.	11,150	15,523
	Exicon Co. Ltd.	1,331	11,466
	F&F Co. Ltd.	4,182	184,039
	Fila Holdings Corp.	8,600	231,547
*	Fine M-Tec Co. Ltd.	6,951	23,763
	Fine Semitech Corp.	1,745	21,144
*	Foosung Co. Ltd.	7,102	24,613
	Fursys, Inc.	122	3,462
*	Gabia, Inc.	2,918	32,214
*	GAEASOFT	3,889	21,067
*	GAMSUNG Corp. Co. Ltd.	23,154	49,008
*	Gaon Cable Co. Ltd.	1,845	76,121

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	GC Cell Corp.	2,484	$37,549
*	GeneOne Life Science, Inc.	13,833	20,241
*	Genexine, Inc.	9,960	31,666
	Geumhwa PSC Co. Ltd.	1,120	19,323
	Global Standard Technology Co. Ltd.	4,658	56,977
*	Global Tax Free Co. Ltd.	7,749	20,898
*	GnBS eco Co. Ltd.	6,666	17,350
	GOLFZON Co. Ltd.	1,513	62,469
	Golfzon Newdin Holdings Co. Ltd.	8,068	18,984
	Gradiant Corp.	3,293	26,077
	Grand Korea Leisure Co. Ltd.	7,194	58,557
*	Green Cross Corp.	476	44,946
*	Green Cross Holdings Corp.	6,220	62,308
*	Green Cross Wellbeing Corp.	2,681	16,032
*	GS Engineering & Construction Corp.	19,576	231,711
	GS Global Corp.	25,862	47,029
	GS Holdings Corp. (078930 KS)	16,604	438,058
*	GS P&L Co. Ltd.	2,829	37,421
	GS Retail Co. Ltd.	11,928	125,275
	Gwangju Shinsegae Co. Ltd.	1,845	36,934
	HAESUNG DS Co. Ltd.	4,750	80,942
	Haesung Industrial Co. Ltd.	5,401	21,607
	Han Kuk Carbon Co. Ltd.	4,216	40,079
	Hana Financial Group, Inc.	61,428	2,542,538
*	Hana Materials, Inc.	1,578	26,447
*	Hana Micron, Inc.	18,720	130,340
*	Hana Technology Co. Ltd.	1,185	17,043
	Hana Tour Service, Inc.	3,782	145,129
*	Hanall Biopharma Co. Ltd.	2,003	55,633
*	Hancom, Inc.	3,657	59,999
	Handok, Inc.	3,747	30,297
	Handsome Co. Ltd.	4,351	44,045
	Hanil Cement Co. Ltd.	6,973	73,579
	Hanil Feed Co. Ltd.	5,105	12,739
	Hanil Holdings Co. Ltd.	2,428	23,520
	Hanjin Kal Corp.	2,220	127,707
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanjin Transportation Co. Ltd.	3,824	$50,913
	Hankook Cosmetics Manufacturing Co. Ltd.	653	20,606
	Hankook Shell Oil Co. Ltd.	239	51,868
	Hankook Tire & Technology Co. Ltd.	25,775	723,145
	Hanmi Pharm Co. Ltd.	1,449	241,971
	Hanmi Science Co. Ltd.	1,302	24,703
	Hanmi Semiconductor Co. Ltd.	2,598	199,181
	HanmiGlobal Co. Ltd.	2,624	31,514
	Hannong Chemicals, Inc.	1,763	16,506
	Hanon Systems	49,707	145,473
	Hansae Co. Ltd.	5,784	52,082
	Hansol Chemical Co. Ltd.	2,668	168,943
*	Hansol IONES Co. Ltd.	3,514	14,949
	Hansol Paper Co. Ltd.	6,734	39,254
	Hansol Technics Co. Ltd.	10,714	28,702
	Hanssem Co. Ltd.	1,006	32,357
	Hanwha Aerospace Co. Ltd.	4,279	1,172,387
	Hanwha Corp.	9,985	208,633
*	Hanwha Engine	6,198	96,794
*	Hanwha Galleria Corp.	40,145	32,917
	Hanwha General Insurance Co. Ltd.	23,935	66,719
*	Hanwha Investment & Securities Co. Ltd.	57,776	142,231
	Hanwha Life Insurance Co. Ltd.	74,932	128,049
	Hanwha Solutions Corp.	28,263	381,119
	Hanwha Systems Co. Ltd.	6,537	112,827
*	Hanwha Vision Co. Ltd.	4,740	104,180
	Hanyang Eng Co. Ltd.	4,895	55,035
*	Hanyang Securities Co. Ltd.	4,400	36,085
*	Harim Co. Ltd.	15,284	30,629
	Harim Holdings Co. Ltd.	16,285	60,954
*	HB SOLUTION Co. Ltd.	5,300	10,317

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HB Technology Co. Ltd.	17,310	$28,784
	HD Hyundai Co. Ltd.	13,538	770,093
	HD Hyundai Construction Equipment Co. Ltd.	3,719	169,368
	HD Hyundai Electric Co. Ltd.	3,703	1,034,629
*	HD Hyundai Energy Solutions Co. Ltd.	1,474	24,462
*	HD Hyundai Heavy Industries Co. Ltd.	408	86,776
	HD Hyundai Infracore Co. Ltd.	49,004	246,576
*	HD Hyundai Mipo	1,060	90,095
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,446	229,195
	HDC Holdings Co. Ltd.	10,850	93,014
	HDC Hyundai Development Co-Engineering & Construction	11,892	135,300
*	HD-Hyundai Marine Engine	1,500	28,719
*	Hecto Financial Co. Ltd.	2,556	24,575
*	Hecto Innovation Co. Ltd.	2,233	18,079
*	Helixmith Co. Ltd.	9,323	16,597
*	Heung-A Shipping Co. Ltd.	14,992	18,500
*	Heungkuk Fire & Marine Insurance Co. Ltd.	8,690	19,404
	HFR, Inc.	1,358	20,319
	High Tech Pharm Co. Ltd.	1,829	20,201
	Hite Jinro Co. Ltd.	11,419	149,370
	HK inno N Corp.	2,257	54,950
	HL Holdings Corp.	2,493	58,978
	HL Mando Co. Ltd.	11,125	338,574
*	HLB Biostep Co. Ltd.	7,319	11,705
*	HLB Life Science Co. Ltd.	162	1,181
*	HLB, Inc.	3,006	165,685
	HMM Co. Ltd.	29,578	385,532
*	Home Center Holdings Co. Ltd.	32,105	20,066
*	Homecast Co. Ltd.	4,246	6,178
	Hotel Shilla Co. Ltd.	4,093	107,413
	HS Hyosung Advanced Materials Corp.	1,038	125,056
		Shares	Value»
SOUTH KOREA — (Continued)
#*	HS Hyosung Corp.	549	$10,831
	HS Industries Co. Ltd.	16,147	53,208
*	Hugel, Inc.	932	151,402
*	Humasis Co. Ltd.	17,651	20,589
	Humedix Co. Ltd.	2,688	61,791
	Huons Co. Ltd.	2,307	39,610
	Huons Global Co. Ltd.	1,169	28,100
	Husteel Co. Ltd.	10,980	33,466
	Hwa Shin Co. Ltd.	5,887	29,325
	Hwaseung Enterprise Co. Ltd.	4,866	35,571
	HYBE Co. Ltd.	1,789	276,101
*	Hy-Lok Corp.	2,141	42,006
	Hyosung Corp.	2,100	65,806
	Hyosung Heavy Industries Corp.	1,109	340,185
	Hyosung TNC Corp.	1,009	154,405
	Hyundai Autoever Corp.	1,505	147,032
	Hyundai Bioland Co. Ltd.	5,552	17,510
*	Hyundai BNG Steel Co. Ltd.	4,399	37,670
	HYUNDAI Corp.	3,245	43,728
	Hyundai Department Store Co. Ltd.	5,256	181,655
	Hyundai Elevator Co. Ltd.	3,641	132,416
	Hyundai Engineering & Construction Co. Ltd.	18,285	389,254
	Hyundai Ezwel Co. Ltd.	7,079	23,786
	Hyundai Futurenet Co. Ltd.	15,058	34,638
	Hyundai GF Holdings	4,044	13,540
	Hyundai Glovis Co. Ltd.	9,585	979,190
	Hyundai Green Food	5,169	49,684
	Hyundai Home Shopping Network Corp.	2,773	92,226
*	Hyundai Livart Furniture Co. Ltd.	5,250	27,040
	Hyundai Marine & Fire Insurance Co. Ltd.	22,797	386,916
	Hyundai Mobis Co. Ltd.	6,482	1,169,713
	Hyundai Motor Co.	24,659	3,470,731
	Hyundai Motor Securities Co. Ltd.	8,272	37,487
	Hyundai Movex Co. Ltd.	9,643	26,539
	Hyundai Rotem Co. Ltd.	19,617	794,322

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Steel Co.	20,601	$326,551
	Hyundai Wia Corp.	6,080	162,234
	HyVision System, Inc.	3,825	44,932
*	i3system, Inc.	1,777	55,989
	iFamilySC Co. Ltd.	3,321	55,964
*	Il Dong Pharmaceutical Co. Ltd.	1,020	7,851
*	Iljin Electric Co. Ltd.	4,071	90,462
*	Iljin Holdings Co. Ltd.	11,581	30,730
*	Iljin Hysolus Co. Ltd.	1,089	11,769
	Iljin Power Co. Ltd.	3,680	23,611
	Ilshin Spinning Co. Ltd.	7,661	42,956
	Ilyang Pharmaceutical Co. Ltd.	3,819	29,328
	iMarketKorea, Inc.	6,839	36,816
	InBody Co. Ltd.	3,053	50,602
	Industrial Bank of Korea	56,846	605,573
	Innocean Worldwide, Inc.	7,233	91,737
*	InnoWireless Co. Ltd.	1,320	20,622
	Innox Advanced Materials Co. Ltd.	4,153	76,935
*	Insun ENT Co. Ltd.	6,057	22,777
	Intellian Technologies, Inc.	631	17,167
	Intelligent Digital Integrated Security Co. Ltd.	1,720	17,641
*	Interflex Co. Ltd.	4,142	25,934
††	Interojo Co. Ltd.	2,267	14,569
	INTOPS Co. Ltd.	5,178	76,487
	IS Dongseo Co. Ltd.	5,001	66,327
	ISC Co. Ltd.	1,515	69,042
	i-SENS, Inc.	2,545	31,465
*	ISU Chemical Co. Ltd.	4,469	19,554
*	ISU Specialty Chemical	2,450	54,925
	IsuPetasys Co. Ltd.	12,591	329,465
*	ITEK, Inc.	2,956	11,013
*	ITM Semiconductor Co. Ltd.	913	7,998
*	Jahwa Electronics Co. Ltd.	4,209	44,484
	JB Financial Group Co. Ltd.	42,858	581,032
*	Jeju Air Co. Ltd.	13,412	67,887
*	Jeju Semiconductor Corp.	5,017	47,807
*	Jin Air Co. Ltd.	3,341	22,960
	Jinsung T.E.C.	4,387	28,562
*	JNTC Co. Ltd.	5,350	79,858
	Jusung Engineering Co. Ltd.	7,283	156,789
	JVM Co. Ltd.	1,746	25,195
		Shares	Value»
SOUTH KOREA — (Continued)
	JW Holdings Corp.	15,506	$32,501
	JW Life Science Corp.	3,481	25,125
	JW Pharmaceutical Corp.	4,746	76,066
	JYP Entertainment Corp.	8,171	420,058
	K Car Co. Ltd.	5,825	53,293
	K Ensol Co. Ltd.	2,425	21,905
	Kakao Corp.	10,899	286,150
*	Kakao Games Corp.	5,376	59,746
	KakaoBank Corp.	5,311	76,983
	Kangnam Jevisco Co. Ltd.	192	3,414
*	Kangwon Energy Co. Ltd.	1,099	6,755
	Kangwon Land, Inc.	9,866	113,485
	KB Financial Group, Inc. (105560 KS)	41,224	2,582,737
	KC Co. Ltd.	3,354	36,807
	KC Tech Co. Ltd.	2,444	50,566
	KCC Corp.	1,174	199,575
	KCC Glass Corp.	3,384	83,596
	KCTC	9,076	23,561
	KEC Corp.	42,024	23,319
	KEPCO Engineering & Construction Co., Inc.	1,021	48,127
	KEPCO Plant Service & Engineering Co. Ltd.	8,644	275,238
	KG Chemical Corp.	5,365	13,683
	KG Dongbusteel	16,656	67,657
	KG Eco Solution Co. Ltd.	11,376	38,624
*	KG Mobility Co.	17,271	44,288
	Kginicis Co. Ltd.	6,812	40,201
	KGMobilians Co. Ltd.	4,597	14,235
	KH Vatec Co. Ltd.	6,186	42,444
	Kia Corp.	43,942	3,066,177
*	Kib Plug Energy	105,049	37,233
	KINX, Inc.	903	44,969
*	KISCO Corp.	2,567	13,943
*	KISCO Holdings Co. Ltd.	3,626	46,279
	KISWIRE Ltd.	3,510	43,580
	KIWOOM Securities Co. Ltd.	4,596	393,981
*	KMW Co. Ltd.	3,215	21,139
*	KNJ Co. Ltd.	2,770	26,452
	Koh Young Technology, Inc.	5,169	57,735
	Kolmar BNH Co. Ltd.	3,110	26,600
	Kolmar Holdings Co. Ltd.	6,530	30,510
	Kolmar Korea Co. Ltd.	5,072	209,959
*	Kolon Corp.	2,068	19,966

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kolon Enp, Inc.	4,673	$16,968
*	Kolon Industries, Inc.	6,654	127,791
*	Kolon Life Science, Inc.	1,140	17,278
*	KoMiCo Ltd.	2,082	53,730
	KONA I Co. Ltd.	2,045	30,430
	Korea Aerospace Industries Ltd.	13,495	492,998
	Korea Alcohol Industrial Co. Ltd.	4,299	25,034
	Korea Asset In Trust Co. Ltd.	27,831	53,185
	Korea Cast Iron Pipe Industries Co. Ltd.	3,197	13,442
*	Korea Circuit Co. Ltd.	5,045	35,234
*	Korea District Heating Corp.	321	9,306
*	Korea Electric Power Corp. (015760 KS)	18,544	267,632
#*	Korea Electric Power Corp. (KEP US), Sponsored ADR	1,200	8,700
	Korea Electric Terminal Co. Ltd.	2,047	110,400
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	34,471
	Korea Fuel-Tech Corp.	5,317	17,656
*	Korea Gas Corp.	4,136	96,881
*	Korea Information & Communications Co. Ltd.	5,701	31,329
	Korea Information Certificate Authority, Inc.	8,779	27,904
	Korea Investment Holdings Co. Ltd.	13,117	713,284
*	Korea Line Corp.	66,690	77,426
	Korea Petrochemical Ind Co. Ltd.	1,452	90,721
	Korea Petroleum Industries Co.	2,315	20,385
	Korea Ratings Corp.	531	33,318
*	Korea Real Estate Investment & Trust Co. Ltd.	84,256	57,780
	Korea United Pharm, Inc.	2,941	36,106
	Korean Air Lines Co. Ltd.	50,141	851,251
	Korean Reinsurance Co.	52,474	296,974
	Koryo Credit Information Co. Ltd.	1,407	9,349
		Shares	Value»
SOUTH KOREA — (Continued)
	KPX Chemical Co. Ltd.	807	$23,556
*	Krafton, Inc.	3,666	913,404
	KSS LINE Ltd.	6,720	39,206
	KT Corp. (030200 KS)	2,588	84,953
#	KT Corp. (KT US), Sponsored ADR	2,500	43,325
	KT Skylife Co. Ltd.	11,182	33,515
	KT&G Corp.	9,131	692,436
*††	Kuk-il Paper Manufacturing Co. Ltd.	8,527	880
*	Kumho HT, Inc.	44,811	21,692
	Kumho Petrochemical Co. Ltd.	5,349	387,025
*	Kumho Tire Co., Inc.	35,531	127,939
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	41,812
*	Kyeryong Construction Industrial Co. Ltd.	3,546	30,133
	Kyobo Securities Co. Ltd.	10,077	37,661
*	Kyongbo Pharmaceutical Co. Ltd.	2,038	9,449
	Kyung Dong Navien Co. Ltd.	2,274	126,429
	Kyungdong Pharm Co. Ltd.	4,514	18,293
	Kyung-In Synthetic Corp.	9,161	17,730
	L&C Bio Co. Ltd.	1,510	23,759
*	L&F Co. Ltd.	800	48,033
*	LabGenomics Co. Ltd.	16,122	30,835
*	Lake Materials Co. Ltd.	14,181	111,809
*	LB Semicon, Inc.	13,039	34,438
	Lee Ku Industrial Co. Ltd.	4,760	13,456
	LEENO Industrial, Inc.	2,474	361,181
	LF Corp.	5,783	64,831
	LG Chem Ltd.	6,394	1,037,014
	LG Corp.	12,572	644,492
*	LG Display Co. Ltd. (034220 KS)	106,092	671,436
	LG Electronics, Inc.	40,535	2,335,464
#*	LG Energy Solution Ltd.	1,156	278,301
	LG H&H Co. Ltd.	2,217	466,239
	LG HelloVision Co. Ltd.	12,252	20,434
	LG Innotek Co. Ltd.	4,765	483,828
	LG Uplus Corp.	77,055	530,956

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LIG Nex1 Co. Ltd.	3,197	$495,880
*	LigaChem Biosciences, Inc.	458	39,515
	LOT Vacuum Co. Ltd.	3,137	19,094
	Lotte Chemical Corp.	4,378	170,565
	Lotte Chilsung Beverage Co. Ltd.	1,425	101,253
	Lotte Corp.	8,079	115,492
*	Lotte Data Communication Co.	1,292	17,277
	Lotte Energy Materials Corp.	2,126	31,964
	LOTTE Fine Chemical Co. Ltd.	7,901	215,325
*	Lotte Non-Life Insurance Co. Ltd.	18,622	25,055
	Lotte Rental Co. Ltd.	5,434	106,013
	Lotte Shopping Co. Ltd.	3,331	123,315
	Lotte Wellfood Co. Ltd.	981	69,164
	LS Corp.	6,220	504,037
*	LS Eco Energy Ltd.	3,532	109,571
	LS Electric Co. Ltd.	3,890	614,493
*	LS Marine Solution Co. Ltd.	2,930	33,763
*	LVMC Holdings	27,400	31,295
	LX Hausys Ltd.	2,198	46,644
	LX Holdings Corp.	19,886	93,181
	LX International Corp.	11,331	193,767
	LX Semicon Co. Ltd.	4,312	167,034
	M.I.Tech Co. Ltd.	4,570	23,473
	Macquarie Korea Infrastructure Fund	76,572	552,974
	Macrogen, Inc.	1,886	21,066
	Maeil Dairies Co. Ltd.	1,216	27,657
*	MAKUS, Inc.	2,994	18,496
*	Manyo Co. Ltd.	2,191	25,833
	Mcnex Co. Ltd.	4,549	71,883
*	Medipost Co. Ltd.	5,303	40,547
	Medytox, Inc.	383	31,012
*	Meerecompany, Inc.	1,073	18,155
*	MegaStudy Co. Ltd.	3,852	28,277
*	MegaStudyEdu Co. Ltd.	2,801	75,016
	Meritz Financial Group, Inc.	17,552	1,372,934
	Mgame Corp.	6,465	22,778
*	MiCo Ltd.	14,070	86,030
*	Micro Digital Co. Ltd.	3,312	25,429
*	Mirae Asset Life Insurance Co. Ltd.	15,568	54,310
	Mirae Asset Securities Co. Ltd.	60,099	346,539
*	Mirae Asset Venture Investment Co. Ltd.	5,505	17,868
	Miwon Commercial Co. Ltd.	486	56,912
		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Specialty Chemical Co. Ltd.	364	$33,806
*	MK Electron Co. Ltd.	6,706	40,799
	MNTech Co. Ltd.	3,303	17,814
	Modetour Network, Inc.	3,448	22,730
*	MONAYONGPYONG	11,122	30,993
	Motrex Co. Ltd.	5,962	43,119
*	mPlus Corp.	2,590	12,931
	MS Autotech Co. Ltd.	9,660	16,413
	Muhak Co. Ltd.	3,078	13,071
	Myoung Shin Industrial Co. Ltd.	11,186	83,523
	Namhae Chemical Corp.	6,477	28,505
*	Namsun Aluminum Co. Ltd.	32,959	32,747
*	Namuga Co. Ltd.	3,667	32,212
	Namyang Dairy Products Co. Ltd.	1,220	55,629
*	Nature & Environment Co. Ltd.	6,226	2,537
	Nature Holdings Co. Ltd.	3,144	20,062
	NAVER Corp.	2,369	350,818
	NCSoft Corp.	1,080	127,810
	NeoPharm Co. Ltd.	3,220	24,405
*	Neosem, Inc.	3,133	20,028
	Neowiz	4,197	53,691
*	Nepes Ark Corp.	2,189	17,401
*	NEPES Corp.	7,008	32,873
*	Neptune Co.	6,362	24,676
*Ω	Netmarble Corp.	4,302	130,356
	New Power Plasma Co. Ltd.	9,524	30,046
*	Newflex Technology Co. Ltd.	7,227	24,828
*	Nexen Corp.	11,324	33,655
	Nexen Tire Corp.	14,142	53,683
	NEXTIN, Inc.	2,385	93,771
	NH Investment & Securities Co. Ltd.	41,530	410,844
	NHN Corp.	6,412	82,014
*	NHN KCP Corp.	8,252	40,178
	NICE Holdings Co. Ltd.	8,262	60,264
	Nice Information & Telecommunication, Inc.	2,572	30,582
	NICE Information Service Co. Ltd.	13,197	111,216
*	Nong Shim Holdings Co. Ltd.	1,008	44,073
	NongShim Co. Ltd.	1,006	240,825
	NOROO Paint & Coatings Co. Ltd.	2,474	12,849
	NOVAREX Co. Ltd.	6,399	31,275
	NPC	3,679	10,642

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	OCI Co. Ltd.	1,981	$92,965
*	OCI Holdings Co. Ltd.	4,957	268,355
*	Okins Electronics Co. Ltd.	3,445	12,740
	ONEJOON Co. Ltd.	2,100	14,988
	Orion Corp.	6,024	418,579
	Orion Holdings Corp.	9,513	99,073
*	OSTEONIC Co. Ltd.	3,282	18,199
*	Osung Advanced Materials Co. Ltd.	18,972	18,663
	Ottogi Corp.	594	156,482
	Paik Kwang Industrial Co. Ltd.	5,256	25,395
	Pan Ocean Co. Ltd.	76,988	175,241
	Paradise Co. Ltd.	16,234	110,238
	Park Systems Corp.	1,564	252,382
	Partron Co. Ltd.	14,112	71,493
*	Pearl Abyss Corp.	1,230	24,462
	People & Technology, Inc.	6,638	183,554
	PHA Co. Ltd.	1,572	10,833
*	PharmaResearch Co. Ltd.	2,433	402,379
*	PharmGen Science, Inc.	6,209	18,348
*	Philenergy Co. Ltd.	325	2,978
*	PI Advanced Materials Co. Ltd.	2,643	31,643
*	PonyLink Co. Ltd.	13,996	11,251
	Poongsan Corp.	8,819	319,758
	Poongsan Holdings Corp.	4,549	80,204
	Posco DX Co. Ltd.	10,210	131,215
	POSCO Future M Co. Ltd.	535	52,091
	POSCO Holdings, Inc. (005490 KS)	5,682	1,012,259
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	6,151	273,843
	Posco International Corp.	9,788	281,380
	Posco M-Tech Co. Ltd.	2,526	21,369
	POSCO Steeleon Co. Ltd.	587	11,474
*	Power Logics Co. Ltd.	8,132	30,073
	Protec Co. Ltd.	770	13,932
	PSK Holdings, Inc.	738	26,912
	PSK, Inc.	8,177	106,147
*	Pumtech Korea Co. Ltd.	1,795	58,103
*	Rainbow Robotics	389	79,523
*	Refine Co. Ltd.	6,082	52,778
	Reyon Pharmaceutical Co. Ltd.	2,120	18,543
	RFHIC Corp.	3,819	43,484
		Shares	Value»
SOUTH KOREA — (Continued)
*	RFTech Co. Ltd.	7,456	$19,614
	Rorze Systems Corp.	3,606	42,868
*	S&S Tech Corp.	2,053	41,119
	S-1 Corp.	4,603	188,655
*	Sajo Industries Co. Ltd.	1,127	26,116
*	Sajodaerim Corp.	1,032	27,992
*	Sam Chun Dang Pharm Co. Ltd.	703	88,186
	Sam Young Electronics Co. Ltd.	5,658	40,617
*	Sam Yung Trading Co. Ltd.	3,582	30,786
	Samchully Co. Ltd.	406	25,010
	SAMHWA Paints Industrial Co. Ltd.	2,439	10,241
	Samick THK Co. Ltd.	1,269	8,867
*	Samil Pharmaceutical Co. Ltd.	2,975	26,942
*	Samji Electronics Co. Ltd.	1,661	10,617
	Samjin Pharmaceutical Co. Ltd.	1,687	19,931
	Sammok S-Form Co. Ltd.	1,379	18,900
	SAMPYO Cement Co. Ltd.	17,261	35,575
*Ω	Samsung Biologics Co. Ltd.	859	635,313
	Samsung C&T Corp.	8,399	688,519
	Samsung Card Co. Ltd. (029780 KS)	9,348	269,289
	Samsung Electro-Mechanics Co. Ltd.	8,224	753,261
	Samsung Electronics Co. Ltd. (005930 KS)	439,838	15,708,251
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	1,319	1,179,145
	Samsung Engineering Co. Ltd.	49,188	606,732
	Samsung Fire & Marine Insurance Co. Ltd.	3,121	814,570
*	Samsung Heavy Industries Co. Ltd.	35,514	315,805
*	Samsung Life Insurance Co. Ltd.	9,482	578,599
*	Samsung Pharmaceutical Co. Ltd.	13,829	13,829
	Samsung SDI Co. Ltd.	4,344	658,193

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDS Co. Ltd.	3,248	$268,544
	Samsung Securities Co. Ltd.	19,618	611,936
*	SAMT Co. Ltd.	23,178	41,732
	Samwha Capacitor Co. Ltd.	3,391	66,868
	Samwha Electric Co. Ltd.	826	21,516
	Samyang Corp.	1,345	41,560
	Samyang Foods Co. Ltd.	936	438,339
	Samyang Holdings Corp.	1,468	64,231
	Samyang Packaging Corp.	1,400	14,570
	Samyoung Co. Ltd.	12,236	36,323
*	Sang-A Frontec Co. Ltd.	1,874	21,299
	Saramin Co. Ltd.	2,138	25,724
	Satrec Initiative Co. Ltd.	1,059	32,733
*	SD Biosensor, Inc.	17,335	133,374
	SeAH Besteel Holdings Corp.	5,559	73,492
	SeAH Steel Corp.	668	63,263
	SeAH Steel Holdings Corp.	745	104,864
	Sebang Co. Ltd.	4,469	35,324
	Sebang Global Battery Co. Ltd.	3,462	192,291
	Seegene, Inc.	4,681	75,879
	Segyung Hitech Co. Ltd.	9,081	47,757
	Seobu T&D	15,637	59,379
*	Seohee Construction Co. Ltd.	33,511	35,496
*	Seojin System Co. Ltd.	8,024	135,675
*	Seoul Auction Co. Ltd.	956	4,495
	Seoul Semiconductor Co. Ltd.	11,173	55,433
	Seoyon Co. Ltd.	5,803	27,092
	Seoyon E-Hwa Co. Ltd.	6,608	56,980
	SFA Engineering Corp.	4,903	63,926
*	SFA Semicon Co. Ltd.	13,844	30,861
	SGC Energy Co. Ltd.	3,081	49,886
*	Shin Heung Energy & Electronics Co. Ltd.	7,365	23,095
*	Shin Poong Pharmaceutical Co. Ltd.	491	3,458
		Shares	Value»
SOUTH KOREA — (Continued)
	Shindaeyang Paper Co. Ltd.	3,739	$14,872
	Shinhan Financial Group Co. Ltd. (055550 KS)	44,978	1,566,745
	Shinil Electronics Co. Ltd.	11,482	11,070
	Shinsegae International, Inc.	5,777	40,481
	Shinsegae, Inc.	2,587	235,597
*	Shinsung Delta Tech Co. Ltd.	1,889	119,211
*	Shinsung E&G Co. Ltd.	27,321	22,291
	Shinyoung Securities Co. Ltd.	1,575	82,206
*	Showbox Corp.	13,902	27,871
*	Silicon2 Co. Ltd.	5,743	120,686
*	SIMMTECH Co. Ltd.	2,713	22,744
	SIMPAC, Inc.	9,536	26,212
	Sindoh Co. Ltd.	1,567	41,678
*	SK Biopharmaceuticals Co. Ltd.	1,096	81,560
*	SK Bioscience Co. Ltd.	1,155	38,709
	SK Chemicals Co. Ltd.	3,718	105,610
	SK Discovery Co. Ltd.	4,198	100,901
*	SK Eternix Co. Ltd.	2,833	23,971
	SK Gas Ltd.	701	104,505
	SK Hynix, Inc.	40,893	5,505,408
*Ω	SK IE Technology Co. Ltd.	4,132	64,871
*	SK Innovation Co. Ltd.	958	83,487
*	SK oceanplant Co. Ltd.	3,193	26,598
	SK Securities Co. Ltd.	149,339	49,110
	SK Telecom Co. Ltd. (017670 KS)	5,862	223,220
	SK, Inc.	6,660	674,148
*	SKC Co. Ltd.	837	89,332
	SL Corp.	4,750	104,124
	SM Entertainment Co. Ltd.	3,818	218,504
*	SMEC Co. Ltd.	14,477	37,145
	SNT Dynamics Co. Ltd.	5,786	92,146
	SNT Holdings Co. Ltd.	2,300	40,740
	SNT Motiv Co. Ltd.	6,146	105,176
*	SOCAR, Inc.	2,283	25,109
	S-Oil Corp.	13,133	549,382
	Solid, Inc.	20,716	113,358

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SOLUM Co. Ltd.	13,291	$171,718
	Solus Advanced Materials Co. Ltd.	6,404	43,908
	Songwon Industrial Co. Ltd.	5,765	49,079
	Soop Co. Ltd.	2,716	149,127
	Soosan Industries Co. Ltd.	2,080	30,575
	Soulbrain Co. Ltd.	1,008	116,030
	Soulbrain Holdings Co. Ltd.	1,494	35,331
	SPG Co. Ltd.	1,751	37,443
	ST Pharm Co. Ltd.	1,525	90,340
	STIC Investments, Inc.	8,272	47,516
	Straffic Co. Ltd.	6,956	19,878
*	Studio Dragon Corp.	4,551	117,201
*	Sugentech, Inc.	3,127	14,132
*	Sukgyung AT Co. Ltd.	288	9,451
*	Sung Kwang Bend Co. Ltd.	7,140	141,232
*	Sungchang Enterprise Holdings Ltd.	13,018	12,420
*	Sungeel Hitech Co. Ltd.	326	8,891
	Sungshin Cement Co. Ltd.	6,391	34,240
	Sungwoo Hitech Co. Ltd.	18,816	65,987
*	Suprema, Inc.	1,173	19,781
*	SY Co. Ltd.	8,899	24,873
*	Synergy Innovation Co. Ltd.	8,459	16,611
*	Synopex, Inc.	35,876	144,033
*	Systems Technology, Inc.	920	13,080
	T&L Co. Ltd.	1,411	75,687
*	Taekwang Industrial Co. Ltd.	130	56,201
	TAEKYUNG BK Co. Ltd.	4,406	13,685
*	Taewoong Co. Ltd.	5,246	43,916
*	Taihan Electric Wire Co. Ltd.	6,549	58,711
	TCC Steel	536	10,109
	TechWing, Inc.	1,986	60,939
	Telechips, Inc.	3,287	35,341
	TES Co. Ltd.	2,411	29,424
*	Theragen Etex Co. Ltd.	6,072	12,630
	TK Corp.	5,311	80,788
	TKG Huchems Co. Ltd.	5,645	65,764
	TLB Co. Ltd.	1,781	16,373
	Tokai Carbon Korea Co. Ltd.	1,792	90,456
	Tongyang Life Insurance Co. Ltd.	16,899	53,745
		Shares	Value»
SOUTH KOREA — (Continued)
	Tongyang, Inc.	65,030	$31,348
*	Tonymoly Co. Ltd.	3,726	15,861
*	Toptec Co. Ltd.	7,951	24,437
	Tovis Co. Ltd.	3,832	52,258
	TS Corp.	24,800	45,364
*	TSE Co. Ltd.	777	22,803
*	Tuksu Construction Co. Ltd.	2,985	13,801
*	Tway Air Co. Ltd.	30,151	80,754
	TYM Corp.	14,189	48,234
*	UBCare Co. Ltd.	3,040	7,117
	Ubiquoss, Inc.	4,708	24,828
	Uju Electronics Co. Ltd.	1,734	24,971
*	Uni-Chem Co. Ltd.	14,391	13,489
	Unid Co. Ltd.	1,619	72,383
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	27,711
*	Unison Co. Ltd.	10,975	5,971
	UniTest, Inc.	3,363	31,052
*	Unitrontech Co. Ltd.	5,684	21,364
	Value Added Technology Co. Ltd.	2,552	33,402
*	VICTEK Co. Ltd.	3,660	10,412
*††	Vidente Co. Ltd.	10,155	4,354
	Vieworks Co. Ltd.	1,617	23,531
*	Vina Tech Co. Ltd.	641	12,083
*	VIOL Co. Ltd.	9,122	51,103
	Vitzro Tech Co. Ltd.	5,265	27,259
*	Vitzrocell Co. Ltd.	4,987	85,044
*	VM, Inc.	1,417	7,177
*	VT Co. Ltd.	6,333	139,460
	Webzen, Inc.	3,574	33,876
*††	Wellbiotec Co. Ltd.	1,524	214
	Whanin Pharmaceutical Co. Ltd.	3,091	25,042
*	Wins Co. Ltd.	2,493	19,534
	WiSoL Co. Ltd.	9,528	34,980
	Won Tech Co. Ltd.	13,993	52,966
*	Wonik Holdings Co. Ltd.	19,365	37,333
*	WONIK IPS Co. Ltd.	3,583	55,011
	Wonik Materials Co. Ltd.	2,336	28,740
	Wonik QnC Corp.	5,520	70,264
	Woojin, Inc.	3,421	18,274
*	Woongjin Thinkbig Co. Ltd.	10,209	11,136
*	Wooree Bio Co. Ltd.	9,625	17,685
	Woori Financial Group, Inc. (316140 KS)	194,210	2,136,720
*	Woori Technology Investment Co. Ltd.	15,696	78,936

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Woori Technology, Inc.	18,484	$26,331
*	Woosu AMS Co. Ltd.	14,904	30,659
	Worldex Industry & Trading Co. Ltd.	3,860	43,926
*	Wysiwyg Studios Co. Ltd.	34,187	30,631
	Yesco Holdings Co. Ltd.	837	29,136
*	YG Entertainment, Inc.	3,206	109,587
*	YG PLUS	10,461	28,729
*	YMT Co. Ltd.	1,675	11,444
	Youlchon Chemical Co. Ltd.	974	20,385
	Young Poong Corp.	192	55,083
	Young Poong Precision Corp.	5,214	42,376
	Youngone Corp.	6,260	188,301
	Youngone Holdings Co. Ltd.	1,902	106,719
	Yuanta Securities Korea Co. Ltd.	36,476	66,932
	Yuhan Corp.	1,842	163,185
*	Yungjin Pharmaceutical Co. Ltd.	5,170	7,166
*	Zeus Co. Ltd.	3,673	32,657
	Zinus, Inc.	3,482	51,155
TOTAL SOUTH KOREA			123,054,292
SPAIN — (1.7%)
	Acciona SA	8,528	960,836
	Acerinox SA	80,780	810,610
	ACS Actividades de Construccion y Servicios SA	59,013	3,004,600
Ω	Aedas Homes SA	3,787	117,202
Ω	Aena SME SA	9,390	2,022,232
	Alantra Partners SA	903	8,160
	Almirall SA	17,301	169,911
	Amadeus IT Group SA	57,147	4,181,877
#*	Amper SA	307,545	39,367
	Atresmedia Corp. de Medios de Comunicacion SA	25,772	117,792
	Audax Renovables SA	39,183	61,983
	Azkoyen SA	5,948	38,823
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	825,678	9,400,305
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	21,569	244,593
		Shares	Value»
SPAIN — (Continued)
	Banco de Sabadell SA	2,217,543	$5,227,134
	Banco Santander SA (SAN SM)	902,266	4,623,667
	Bankinter SA	267,101	2,275,721
	CaixaBank SA	460,506	2,787,608
Ω	Cellnex Telecom SA	35,702	1,195,774
	CIE Automotive SA	13,958	372,048
	Construcciones y Auxiliar de Ferrocarriles SA	6,236	230,898
	Corp. ACCIONA Energias Renovables SA	6,043	112,183
*	Distribuidora Internacional de Alimentacion SA	1,842,663	31,916
	Ebro Foods SA	10,299	171,506
*	eDreams ODIGEO SA	11,566	109,985
	Elecnor SA	14,743	254,868
	Enagas SA	46,845	592,867
	Ence Energia y Celulosa SA	43,891	158,393
	Endesa SA	42,831	948,206
	Ercros SA	51,076	187,444
	Faes Farma SA	100,698	369,394
	Ferrovial SE	25,395	1,083,942
	Fluidra SA	13,851	355,625
#Ω	Gestamp Automocion SA	64,750	177,209
Ω	Global Dominion Access SA	32,070	100,312
*	Grenergy Renovables SA	1,407	51,878
*	Grifols SA	48,214	412,501
	Grupo Catalana Occidente SA	12,918	514,370
	Grupo Empresarial San Jose SA	5,388	31,725
	Iberdrola SA	171,484	2,423,389
	Indra Sistemas SA	57,643	1,104,808
	Industria de Diseno Textil SA	79,731	4,327,849
	Laboratorio Reig Jofre SA	2,585	6,948
	Laboratorios Farmaceuticos Rovi SA	9,177	619,740
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	47,410	61,424
	Logista Integral SA	24,479	739,632
	Mapfre SA	324,382	901,242
	Melia Hotels International SA	24,569	182,974

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Miquel y Costas & Miquel SA	8,269	$112,394
	Naturgy Energy Group SA	23,610	579,739
Ω	Neinor Homes SA	6,949	121,263
#*	Obrascon Huarte Lain SA	118,232	45,308
*	Oryzon Genomics SA	8,509	12,526
	Pharma Mar SA	1,111	106,278
	Prim SA	1,285	12,939
*	Promotora de Informaciones SA, Class A	69,984	23,752
Ω	Prosegur Cash SA	77,104	45,656
	Realia Business SA	35,327	36,537
	Redeia Corp. SA	61,860	1,040,554
	Repsol SA (REP SM)	286,808	3,333,251
	Sacyr SA	178,936	585,300
*	Solaria Energia y Medio Ambiente SA	21,338	166,954
*Ω	Talgo SA	17,400	70,222
*	Tecnicas Reunidas SA	15,753	222,440
	Telefonica SA (TEF SM)	1,059,154	4,315,308
#	Telefonica SA (TEF US), Sponsored ADR	31,697	128,056
#	Tubacex SA	43,844	155,044
#*	Tubos Reunidos SA	19,513	11,404
Ω	Unicaja Banco SA	445,187	633,458
	Vidrala SA	8,122	831,658
	Viscofan SA	16,067	1,016,794
TOTAL SPAIN			67,530,306
SWEDEN — (2.0%)
	AAK AB	13,640	396,442
Ω	AcadeMedia AB	33,500	206,235
	AddLife AB, Class B	28,328	386,111
	Addnode Group AB	33,132	351,836
	AddTech AB, Class B	28,906	843,713
	AFRY AB	33,215	528,697
	Alfa Laval AB	22,740	1,013,672
Ω	Alimak Group AB	22,882	239,569
	Alleima AB	89,889	745,276
	Alligo AB, Class B	10,505	134,364
Ω	Ambea AB	33,443	280,367
*	Annehem Fastigheter AB, Class B	23,136	34,401
	AQ Group AB	22,705	324,532
	Arise AB	10,752	36,622
	Arjo AB, Class B	94,147	337,293
	Assa Abloy AB, Class B	25,713	787,751
		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB (ATCOA SS), Class A	180,663	$3,018,112
	Atlas Copco AB (ATCOB SS), Class B	100,484	1,493,855
	Atrium Ljungberg AB, Class B	10,829	191,516
Ω	Attendo AB	35,313	163,171
	Avanza Bank Holding AB	29,591	887,358
#	Axfood AB	17,325	371,523
	Beijer Alma AB	12,926	205,488
	Beijer Ref AB	12,176	180,678
	Bergman & Beving AB	11,723	340,358
	Betsson AB, Class B	52,606	718,132
#*	Better Collective AS	14,233	138,320
*	BHG Group AB	23,795	57,692
*	BICO Group AB	6,048	18,187
	Bilia AB, Class A	26,527	310,995
	Billerud Aktiebolag	66,864	686,505
	BioGaia AB, Class B	19,554	213,854
*	BioInvent International AB	5,678	14,672
	Biotage AB	11,611	148,269
	Bjorn Borg AB	5,162	26,331
	Boliden AB	41,979	1,260,851
*	Bonava AB, Class B	68,446	55,971
*Ω	Boozt AB	6,801	80,056
Ω	Bravida Holding AB	66,165	528,002
	Bufab AB	6,591	276,954
	Bulten AB	5,345	37,626
	Bure Equity AB	25,410	924,440
	Byggmax Group AB	23,427	104,455
*	Camurus AB	4,628	248,050
*	Carasent AB	3,685	7,278
*	Castellum AB	31,041	336,665
	Catella AB	11,938	29,123
	Catena AB	5,960	259,625
*	Cavotec SA	12,443	21,765
	Cellavision AB	4,212	85,600
	Cibus Nordic Real Estate AB publ	13,488	218,714
#*	Cint Group AB	46,558	35,893
	Clas Ohlson AB, Class B	15,766	336,510
	Cloetta AB, Class B	70,892	180,833
Ω	Coor Service Management Holding AB	26,480	75,561
	Corem Property Group AB (COREB SS), Class B	131,088	69,511
	Corem Property Group AB (CORED SS), Class D	2,165	44,989
*	C-RAD AB	3,079	8,990

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Ctek AB	6,691	$8,337
	CTT Systems AB	2,479	63,358
	Dios Fastigheter AB	25,492	175,944
Ω	Dometic Group AB	102,537	519,250
*Ω	Dustin Group AB	65,556	22,666
	Eastnine AB	25,612	113,458
	Elanders AB, Class B	6,126	46,399
*	Electrolux AB, Class B	29,060	263,323
	Electrolux Professional AB, Class B	61,030	421,794
	Elekta AB, Class B	75,083	444,965
*	Embracer Group AB	9,453	191,136
*	Enea AB	5,780	50,922
	Engcon AB	7,932	74,271
	Eolus Vind AB, Class B	4,740	22,756
	Ependion AB	9,101	100,519
	Epiroc AB (EPIA SS), Class A	49,725	947,580
	Epiroc AB (EPIB SS), Class B	29,749	496,642
	Essity AB (ESSITYA SS), Class A	2,308	58,717
	Essity AB (ESSITYB SS), Class B	46,339	1,173,571
Ω	Evolution AB	12,494	958,535
	Ework Group AB	2,020	27,698
	Fabege AB	31,655	236,768
	Fagerhult Group AB	15,139	73,628
*	Fastighets AB Balder, Class B	51,845	368,913
*	Fastighets AB Trianon	11,978	23,435
*	Fastighetsbolaget Emilshus AB, Class B	1,004	4,096
	FastPartner AB (FPARA SS), Class A	12,373	69,565
	Fenix Outdoor International AG	1,057	64,590
	Fortnox AB	109,168	755,684
	Getinge AB, Class B	30,311	595,217
	Granges AB	39,772	482,413
*Ω	Green Landscaping Group AB	5,224	32,228
#	H & M Hennes & Mauritz AB, Class B	41,894	558,146
	Hanza AB	10,233	74,496
	Heba Fastighets AB, Class B	12,948	37,536
	Hemnet Group AB	25,257	839,279
	Hexagon AB, Class B	78,641	910,484
*	Hexatronic Group AB	29,296	95,639
	Hexpol AB	69,885	653,874
	HMS Networks AB	9,311	430,618
		Shares	Value»
SWEDEN — (Continued)
*Ω	Hoist Finance AB	14,551	$122,467
	Holmen AB (HOLMB SS), Class B	13,019	493,298
	Hufvudstaden AB, Class A	16,447	183,101
*	Humana AB	15,563	50,662
	Husqvarna AB (HUSQA SS), Class A	4,692	25,116
	Husqvarna AB (HUSQB SS), Class B	86,329	459,714
	Indutrade AB	24,134	664,389
	Instalco AB	64,854	184,672
*	International Petroleum Corp. (IPCO CN)	1,551	20,181
#*	International Petroleum Corp. (IPCO SS)	36,209	476,273
	INVISIO AB	7,629	227,180
	Inwido AB	26,224	481,982
	ITAB Shop Concept AB	21,477	41,691
	JM AB	22,732	337,554
*	John Mattson Fastighetsforetagen AB	4,685	26,321
	Kabe Group AB, Class B	297	8,131
*	Karnov Group AB	20,085	161,509
#*	K-fast Holding AB	34,295	49,462
*	Klarabo Sverige AB, Class B	17,016	25,077
	KNOW IT AB	9,982	124,384
	Lagercrantz Group AB, Class B	47,909	1,017,122
	Lifco AB, Class B	12,938	424,262
	Lime Technologies AB	3,930	123,675
	Lindab International AB	27,909	498,411
	Loomis AB	26,003	827,630
*	Maha Energy AB	17,285	9,810
*	Medcap AB	2,656	96,226
	Medicover AB, Class B	17,774	328,314
	MEKO AB	17,428	208,159
	Micro Systemation AB, Class B	5,052	25,229
*	Modern Times Group MTG AB, Class B	28,759	267,043
	Momentum Group AB	11,799	186,307
Ω	Munters Group AB	31,884	506,573
	Mycronic AB	18,519	750,805
	NCAB Group AB	50,694	304,761
	NCC AB, Class B	34,038	548,984

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Nederman Holding AB	2,314	$44,998
*	Net Insight AB, Class B	74,509	47,855
	New Wave Group AB, Class B	46,314	441,341
	Nibe Industrier AB, Class B	32,148	128,800
	Nilorngruppen AB, Class B	2,755	17,407
*	Nivika Fastigheter AB, Class B	8,076	28,618
*	Nobia AB	115,904	42,455
	Nolato AB, Class B	69,620	362,279
	Nordic Waterproofing Holding AB	11,053	174,115
	Nordnet AB publ	27,399	651,321
*	Norion Bank AB	21,791	65,781
*	Norva24 Group AB	8,692	19,429
*	Note AB	7,145	105,324
#	NP3 Fastigheter AB	8,033	190,978
	Nyfosa AB	40,081	411,235
	OEM International AB, Class B	17,660	197,406
*	Orron Energy AB	75,740	45,628
*	Ovzon AB	22,398	38,217
	Pandox AB	28,788	524,217
	Peab AB, Class B	64,301	461,213
	Platzer Fastigheter Holding AB, Class B	15,074	116,068
	Prevas AB, Class B	3,290	30,891
*	Pricer AB, Class B	61,892	62,398
	Proact IT Group AB	15,437	166,481
	Ratos AB, Class B	77,071	241,588
	RaySearch Laboratories AB	10,869	230,828
	Rejlers AB	4,668	62,424
	Rottneros AB	37,562	32,132
	Rvrc Holding AB	22,271	99,296
	Saab AB, Class B	5,220	112,839
	Sagax AB (SAGAB SS), Class B	17,309	380,942
	Sandvik AB	65,004	1,341,227
	Scandi Standard AB	21,297	161,006
Ω	Scandic Hotels Group AB	70,844	492,887
*	Sdiptech AB, Class B	6,973	142,765
	Sectra AB, Class B	34,321	785,515
	Securitas AB, Class B	63,201	804,109
*	Sedana Medical AB	19,405	32,008
*	Sensys Gatso Group AB	4,148	23,651
*Ω	Sinch AB	241,126	510,291
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	141,257	2,002,212
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,726	$25,176
	Skanska AB, Class B	45,055	965,296
	SKF AB (SKFA SS), Class A	3,007	60,693
	SKF AB (SKFB SS), Class B	54,642	1,103,647
	SkiStar AB	15,716	237,371
	Solid Forsakring AB	5,351	41,066
	SSAB AB (SSABA SS), Class A	49,641	238,489
	SSAB AB (SSABAH FH), Class A	2,266	10,933
	SSAB AB (SSABB SS), Class B	134,610	634,980
	SSAB AB (SSABBH FH), Class B	12,844	60,506
*	Stendorren Fastigheter AB	3,083	60,487
*	Stillfront Group AB	166,156	100,048
	Storskogen Group AB, Class B	489,739	528,017
	Svedbergs Group AB	9,684	37,021
	Svenska Cellulosa AB SCA (SCAA SS), Class A	3,121	42,597
	Svenska Cellulosa AB SCA (SCAB SS), Class B	78,467	1,080,673
	Svenska Handelsbanken AB (SHBA SS), Class A	74,650	825,903
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,473	22,063
	Sweco AB, Class B	42,660	666,695
#	Swedbank AB, Class A	63,812	1,389,407
*	Swedish Orphan Biovitrum AB	13,773	416,522
	Synsam AB	25,018	111,344
	Systemair AB	26,063	198,792
	Tele2 AB, Class B	98,298	1,094,539
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	9,881	74,578
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	380,654	2,866,277
	Telia Co. AB	444,781	1,310,377
*	TF Bank AB	2,793	93,209

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Thule Group AB	8,201	$259,661
	Trelleborg AB, Class B	28,963	1,090,521
	Troax Group AB	14,558	305,799
	Truecaller AB, Class B	54,639	324,869
	VBG Group AB, Class B	7,725	230,086
*	Vestum AB	19,216	18,948
#*	Viaplay Group AB	147,624	8,074
	Vitec Software Group AB, Class B	8,032	423,395
	Vitrolife AB	16,614	333,272
	Volati AB	4,814	46,160
	Volvo AB (VOLVA SS), Class A	26,966	743,871
	Volvo AB (VOLVB SS), Class B	208,445	5,743,369
#*	Volvo Car AB, Class B	101,949	230,780
	Wallenstam AB, Class B	53,598	231,371
	Wihlborgs Fastigheter AB	43,452	430,533
	XANO Industri AB, Class B	1,575	7,727
*	XSpray Pharma AB	2,239	6,808
TOTAL SWEDEN			80,396,409
SWITZERLAND — (5.3%)
	ABB Ltd.	90,730	4,940,465
	Accelleron Industries AG (ACLN SW)	37,593	1,878,711
	Adecco Group AG	52,144	1,241,324
	Alcon AG	71,822	6,542,302
	Allreal Holding AG	6,223	1,165,083
	ALSO Holding AG	2,481	685,479
*	Aluflexpack AG	656	11,297
*	ams-OSRAM AG	34,657	257,225
	APG SGA SA	441	100,511
*	Arbonia AG	21,920	298,085
*	Aryzta AG	333,720	659,880
	Ascom Holding AG	11,095	41,936
	Autoneum Holding AG	1,032	144,323
	Avolta AG	26,038	1,176,934
	Baloise Holding AG	15,489	2,826,291
	Banque Cantonale de Geneve	767	222,162
	Banque Cantonale Vaudoise	9,755	984,427
	Barry Callebaut AG	645	709,031
*	Basilea Pharmaceutica Ag Allschwil	982	43,721
	Belimo Holding AG	1,187	866,200
	Bell Food Group AG	885	258,437
		Shares	Value»
SWITZERLAND — (Continued)
	Bellevue Group AG	2,041	$30,174
	Berner Kantonalbank AG	1,938	524,055
	BKW AG	3,871	660,428
	Bossard Holding AG, Class A	2,709	603,070
	Bucher Industries AG	2,792	1,122,752
	Burckhardt Compression Holding AG	1,203	908,917
	Burkhalter Holding AG	1,989	215,098
	Bystronic AG	552	198,420
#	Calida Holding AG	461	11,404
	Carlo Gavazzi Holding AG	167	34,955
	Cembra Money Bank AG	11,681	1,150,976
	Chocoladefabriken Lindt & Spruengli AG	8	905,461
*	Cicor Technologies Ltd.	1,175	87,316
	Cie Financiere Richemont SA, Class A	33,209	6,419,915
	Cie Financiere Tradition SA	955	202,893
	Clariant AG	73,037	822,108
	Coltene Holding AG	1,259	77,017
	COSMO Pharmaceuticals NV	2,478	178,811
	CPH Group AG	347	30,357
	Daetwyler Holding AG	1,987	302,115
	DKSH Holding AG	14,115	1,108,446
	dormakaba Holding AG	1,240	890,394
	DSM-Firmenich AG	14,338	1,463,757
	EFG International AG	45,706	715,062
	Emmi AG	776	675,661
	EMS-Chemie Holding AG	567	401,377
#	Feintool International Holding AG	1,631	25,853
	Flughafen Zurich AG	8,360	2,012,617
	Forbo Holding AG	364	348,560
	Fundamenta Real Estate AG	4,475	82,968
Ω	Galenica AG	21,300	1,898,182
	Geberit AG	6,026	3,361,112
	Georg Fischer AG	22,820	1,797,212
	Givaudan SA	477	2,083,424
	Glarner Kantonalbank	1,297	31,590
#	Gurit Holding AG, Class BR	1,515	30,805
	Helvetia Holding AG	15,359	2,680,072

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	1,172	$112,982
	Holcim AG (HOLN FP)	6,741	680,502
	Holcim AG (HOLN SW)	63,567	6,370,935
	Huber & Suhner AG	6,475	537,406
	Hypothekarbank Lenzburg AG	3	13,480
	Implenia AG	3,093	118,030
	Inficon Holding AG	699	901,006
	Interroll Holding AG	169	396,346
	Intershop Holding AG	1,435	215,019
	Investis Holding SA	981	120,652
	Julius Baer Group Ltd.	42,427	2,981,104
	Jungfraubahn Holding AG	1,642	327,187
	Kardex Holding AG	1,807	558,694
	Komax Holding AG	684	101,083
*	Kudelski SA	13,192	18,512
	Kuehne & Nagel International AG	7,037	1,599,037
	Landis & Gyr Group AG	7,382	504,582
	LEM Holding SA	71	67,313
	Liechtensteinische Landesbank AG	5,570	447,838
	Logitech International SA (LOGI US)	15,276	1,488,188
	Logitech International SA (LOGN SW)	1,150	113,840
	Lonza Group AG	7,196	4,562,927
	Luzerner Kantonalbank AG	7,033	527,027
Ω	Medacta Group SA	1,181	150,874
Ω	Medmix AG	9,173	123,727
#	Meier Tobler Group AG	1,836	55,886
	Metall Zug AG, Class B	79	91,165
	Mikron Holding AG	3,910	69,227
#	Mobilezone Holding AG	14,545	182,136
	Mobimo Holding AG	2,861	950,262
*	Molecular Partners AG	3,503	18,547
*Ω	Montana Aerospace AG	7,478	133,353
	Naturenergie Holding AG	1,434	54,006
	Nestle SA	226,731	19,258,673
	Novartis AG (NOVN SW)	88,289	9,241,806
#	Novartis AG (NVS US), Sponsored ADR	159,651	16,718,653
		Shares	Value»
SWITZERLAND — (Continued)
#	Novavest Real Estate AG	1,587	$60,293
	OC Oerlikon Corp. AG Pfaffikon	64,866	260,220
*	Orascom Development Holding AG	4,127	25,203
#	Orior AG	2,610	112,790
	Partners Group Holding AG	2,945	4,473,895
	Phoenix Mecano AG	286	130,987
	Plazza AG, Class A	241	91,746
*Ω	PolyPeptide Group AG	3,457	96,893
	PSP Swiss Property AG	10,900	1,610,170
	Rieter Holding AG	1,113	107,748
	Roche Holding AG (RO SW)	2,458	817,422
	Roche Holding AG (ROG SW)	52,911	16,633,721
	Romande Energie Holding SA	2,262	116,309
	Sandoz Group AG (SDZ SW)	112,680	5,394,811
#	Sandoz Group AG (SDZNY US), ADR	11,882	567,603
*	Santhera Pharmaceuticals Holding AG	2,341	43,959
	Schindler Holding AG	3,346	941,020
	Schweiter Technologies AG	201	100,441
#*	Schweizerische Nationalbank	18	71,358
	SFS Group AG	6,263	786,918
	SGS SA	30,625	2,974,865
	Siegfried Holding AG	1,579	1,773,537
	SIG Group AG	99,650	2,173,214
	Sika AG	8,405	2,134,566
	SKAN Group AG	913	78,856
	Softwareone Holding AG	21,451	139,934
	Sonova Holding AG	5,647	1,970,144
	St. Galler Kantonalbank AG	1,088	538,358
	Stadler Rail AG	12,968	288,119
	Straumann Holding AG	6,598	935,700
	Sulzer AG	7,639	1,240,029
	Swatch Group AG (UHR SW)	5,555	1,029,124
	Swatch Group AG (UHRN SW)	11,250	410,624
	Swiss Life Holding AG	4,659	3,803,794
	Swiss Prime Site AG	26,900	3,070,947

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Re AG	47,666	$7,277,039
	Swisscom AG	4,986	2,805,817
	Swissquote Group Holding SA	4,529	1,966,116
	Tecan Group AG	616	158,137
	Temenos AG	15,937	1,355,229
	Thurgauer Kantonalbank	389	56,196
	TX Group AG	1,242	254,297
	u-blox Holding AG	2,825	210,152
*	UBS Group AG (UBS US)	7,117	252,069
	UBS Group AG (UBSG SW)	204,461	7,209,199
	Valiant Holding AG	6,005	712,067
	Varia U.S. Properties AG	573	19,126
Ω	VAT Group AG	3,893	1,495,534
	Vaudoise Assurances Holding SA	194	107,722
	Vetropack Holding AG	4,154	115,852
	Vontobel Holding AG	11,746	867,952
	VP Bank AG, Class A	1,320	117,633
	VZ Holding AG	5,041	867,750
*	V-ZUG Holding AG	602	30,849
	Walliser Kantonalbank	157	19,557
	Warteck Invest AG	42	88,851
	Ypsomed Holding AG	570	223,986
	Zehnder Group AG	2,900	160,268
	Zueblin Immobilien Holding AG	454	17,366
	Zug Estates Holding AG, Class B	76	175,182
	Zuger Kantonalbank	33	312,686
	Zurich Insurance Group AG	10,056	6,093,579
TOTAL SWITZERLAND			216,934,692
TAIWAN — (6.2%)
	91APP, Inc.	18,000	48,299
	Aaeon Technology, Inc.	5,248	18,405
	Abico Avy Co. Ltd.	46,062	46,727
#	Ability Enterprise Co. Ltd.	104,988	184,436
	Ability Opto-Electronics Technology Co. Ltd.	7,083	42,886
	AcBel Polytech, Inc.	259,786	239,790
	Accton Technology Corp.	73,000	1,676,328
	Acer E-Enabling Service Business, Inc.	6,000	47,660
	Acer, Inc.	654,000	734,571
		Shares	Value»
TAIWAN — (Continued)
*	ACES Electronic Co. Ltd.	39,719	$74,943
*	Acon Holding, Inc.	79,041	31,657
	Acter Group Corp. Ltd.	54,470	749,654
	Action Electronics Co. Ltd.	63,000	32,831
	Actron Technology Corp.	14,000	66,815
#	ADATA Technology Co. Ltd.	96,600	223,435
	Addcn Technology Co. Ltd.	13,106	73,366
*	Adimmune Corp.	75,000	50,885
	Adlink Technology, Inc.	9,000	20,516
	Advanced Analog Technology, Inc.	11,000	19,982
	Advanced Ceramic X Corp.	12,000	57,963
	Advanced Energy Solution Holding Co. Ltd.	10,000	361,549
	Advanced International Multitech Co. Ltd.	60,000	136,615
*	Advanced Optoelectronic Technology, Inc.	31,000	19,515
	Advanced Power Electronics Corp.	29,000	72,027
#	Advanced Wireless Semiconductor Co.	41,000	117,143
#	Advancetek Enterprise Co. Ltd.	96,571	240,671
	Advantech Co. Ltd.	23,757	271,983
	Aero Win Technology Corp.	22,000	25,087
	Aerospace Industrial Development Corp.	150,000	207,835
	AGV Products Corp.	191,875	67,988
	Air Asia Co. Ltd.	10,000	11,569
	Airoha Technology Corp.	6,000	121,603
	Airtac International Group	41,122	1,072,319
	Alchip Technologies Ltd.	10,000	930,297
	Alexander Marine Co. Ltd.	9,108	53,191
*	ALI Corp.	22,740	22,764
	Allied Circuit Co. Ltd.	13,000	41,378
	Allied Supreme Corp.	16,000	140,366
	Allis Electric Co. Ltd.	41,768	122,844
	Alltek Technology Corp.	49,040	49,175

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Alltop Technology Co. Ltd.	16,000	$127,609
	Alpha Networks, Inc.	78,072	82,250
#	Altek Corp.	130,445	145,094
	Amazing Microelectronic Corp.	21,965	55,110
	Ambassador Hotel	109,000	179,179
	AMPACS Corp.	20,000	25,108
	Ampak Technology, Inc.	7,000	28,643
	Ampire Co. Ltd.	28,000	27,001
	Ample Electronic Technology Co. Ltd.	7,000	22,087
	AMPOC Far-East Co. Ltd.	22,000	65,500
#	AmTRAN Technology Co. Ltd.	254,906	138,509
*	Amulaire Thermal Technology, Inc.	11,000	9,930
	Anji Technology Co. Ltd.	22,000	26,421
	Anpec Electronics Corp.	18,799	95,108
	Aopen, Inc.	11,000	15,420
	Apac Opto Electronics, Inc.	20,000	59,632
	Apacer Technology, Inc.	35,750	48,595
	APAQ Technology Co. Ltd.	10,000	38,036
	APCB, Inc.	64,000	30,475
	Apex Biotechnology Corp.	32,000	30,091
*	Apex International Co. Ltd.	61,162	63,071
	Apex Science & Engineering	72,828	24,850
	Arcadyan Technology Corp.	43,540	235,412
	Ardentec Corp.	268,990	561,736
	ARES International Corp.	9,000	13,838
	Argosy Research, Inc.	23,714	104,095
	Arizon RFID Technology Cayman Co. Ltd.	7,000	60,888
	ASE Technology Holding Co. Ltd.	220,931	1,146,744
	Asia Cement Corp.	567,000	705,926
	Asia Optical Co., Inc.	63,000	298,219
	Asia Polymer Corp.	171,319	75,224
	Asia Tech Image, Inc.	12,000	40,267
		Shares	Value»
TAIWAN — (Continued)
	Asia Vital Components Co. Ltd.	39,814	$670,348
	ASIX Electronics Corp.	12,000	36,653
	ASMedia Technology, Inc.	4,260	257,107
	ASolid Technology Co. Ltd.	10,000	15,212
	ASPEED Technology, Inc.	6,500	685,551
	ASROCK, Inc.	11,000	76,591
	Asustek Computer, Inc.	72,000	1,310,579
	ATE Energy International Co. Ltd.	20,000	16,787
	Aten International Co. Ltd.	33,000	75,206
	Auden Techno Corp.	13,000	41,642
	Audix Corp.	34,000	69,099
	AUO Corp. (2409 TT)	1,589,000	684,702
	AURAS Technology Co. Ltd.	5,000	92,716
	Aurora Corp.	14,100	27,233
	Avalue Technology, Inc.	20,000	54,848
#	Avermedia Technologies	21,000	30,539
	Axiomtek Co. Ltd.	20,993	81,089
	Azurewave Technologies, Inc.	11,000	18,396
	Bafang Yunji International Co. Ltd.	14,000	64,099
	Bank of Kaohsiung Co. Ltd.	341,321	120,630
	Basso Industry Corp.	40,000	50,994
#	BenQ Materials Corp.	46,000	41,643
#	BES Engineering Corp.	618,000	195,596
	Billion Electric Co. Ltd.	10,000	8,793
	Bin Chuan Enterprise Co. Ltd.	22,000	37,091
	B'in Live Co. Ltd.	8,800	21,073
	Bionet Corp.	6,425	16,010
	Bionime Corp.	11,000	22,263
#*	Biostar Microtech International Corp.	38,000	28,382
	Bioteque Corp.	15,000	56,139
	Bizlink Holding, Inc.	43,000	813,762
	Bon Fame Co. Ltd.	12,000	31,025
*	Bonny Worldwide Ltd.	3,000	23,919
	Bora Pharmaceuticals Co. Ltd.	10,494	255,089

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Brave C&H Supply Co. Ltd.	7,000	$20,025
	Bright Led Electronics Corp.	41,000	27,481
	Brightek Optoelectronic Co. Ltd.	11,000	16,037
	Brighten Optix Corp.	2,248	8,806
	Brighton-Best International Taiwan, Inc.	109,423	113,756
	Brillian Network & Automation Integrated System Co. Ltd.	5,431	35,745
#	Browave Corp.	19,000	95,457
	C Sun Manufacturing Ltd.	12,939	74,336
*	Calin Technology Co. Ltd.	21,000	21,522
*	Caliway Biopharmaceuticals Co. Ltd.	2,000	42,323
*	Cameo Communications, Inc.	90,763	29,465
	Capital Futures Corp.	46,628	82,344
	Capital Securities Corp.	787,680	616,739
*	Career Technology MFG. Co. Ltd.	139,886	62,976
	Castles Technology Co. Ltd.	18,742	46,423
	Caswell, Inc.	10,000	34,558
	Catcher Technology Co. Ltd.	161,000	966,936
	Cathay Consolidated, Inc.	5,000	16,085
	Cathay Financial Holding Co. Ltd.	601,286	1,212,360
	Cathay Real Estate Development Co. Ltd.	232,000	162,245
	CCP Contact Probes Co. Ltd.	31,000	33,563
*	Celxpert Energy Corp.	34,390	38,736
	Cenra, Inc.	47,500	53,625
#	Center Laboratories, Inc.	210,084	258,298
	Central Reinsurance Co. Ltd.	76,880	59,631
	Century Iron & Steel Industrial Co. Ltd.	34,000	165,180
	Chailease Holding Co. Ltd.	243,877	850,964
		Shares	Value»
TAIWAN — (Continued)
	Chain Chon Industrial Co. Ltd.	51,548	$22,571
*	ChainQui Construction Development Co. Ltd.	27,000	12,871
	Chaintech Technology Corp.	13,000	13,868
*	Champion Building Materials Co. Ltd.	106,200	30,907
	Champion Microelectronic Corp.	11,000	19,543
	Chang Hwa Commercial Bank Ltd.	903,071	498,681
	Chang Wah Electromaterials, Inc.	116,000	153,547
	Chang Wah Technology Co. Ltd.	130,000	134,640
	Channel Well Technology Co. Ltd.	60,000	142,074
	Chant Sincere Co. Ltd.	12,000	25,851
	Charoen Pokphand Enterprise	65,000	183,718
	CHC Healthcare Group	46,000	62,145
	CHC Resources Corp.	33,000	67,381
	Chen Full International Co. Ltd.	38,000	51,593
	Chenbro Micom Co. Ltd.	10,000	78,856
	Cheng Loong Corp.	271,000	159,539
*	Cheng Mei Materials Technology Corp.	167,408	70,209
	Cheng Shin Rubber Industry Co. Ltd.	536,000	806,339
	Cheng Uei Precision Industry Co. Ltd.	139,000	287,061
#	Chenming Electronic Technology Corp.	32,000	134,812
	Chia Chang Co. Ltd.	40,000	48,897
	Chia Hsin Cement Corp.	219,300	114,630
	Chicony Electronics Co. Ltd.	257,773	1,193,693
	Chicony Power Technology Co. Ltd.	54,481	208,604
	Chief Telecom, Inc.	8,600	115,527

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chien Kuo Construction Co. Ltd.	35,360	$29,642
	Chien Shing Harbour Service Co. Ltd.	9,000	12,491
	China Airlines Ltd.	1,491,000	1,171,622
#	China Bills Finance Corp.	341,000	156,437
	China Ecotek Corp.	6,000	11,003
	China Electric Manufacturing Corp.	91,530	41,471
	China General Plastics Corp.	116,626	44,478
	China Glaze Co. Ltd.	48,000	27,815
#*	China Man-Made Fiber Corp.	539,861	122,816
#	China Metal Products	121,000	110,730
	China Motor Corp.	104,200	254,974
#*	China Petrochemical Development Corp.	1,345,069	304,338
	China Steel Chemical Corp.	43,000	120,900
	China Steel Corp.	1,585,000	970,003
	China Steel Structure Co. Ltd.	25,000	38,814
	China Wire & Cable Co. Ltd.	31,000	32,754
	Chinese Maritime Transport Ltd.	33,000	39,572
	Ching Feng Home Fashions Co. Ltd.	60,478	54,016
#	Chin-Poon Industrial Co. Ltd.	146,000	159,631
	Chipbond Technology Corp.	205,000	397,985
	ChipMOS Technologies, Inc. (8150 TT)	262,133	250,879
	Chlitina Holding Ltd.	14,422	47,490
	Chong Hong Construction Co. Ltd.	64,100	163,155
	Chroma ATE, Inc.	43,000	484,235
	Chun Yuan Steel Industry Co. Ltd.	185,000	100,897
#	Chung Hung Steel Corp.	239,000	140,375
	Chung Hwa Chemical Industrial Works Ltd.	21,000	17,812
	Chung Hwa Food Industrial Co. Ltd.	5,000	13,093
#*	Chung Hwa Pulp Corp.	171,228	84,834
		Shares	Value»
TAIWAN — (Continued)
	Chung-Hsin Electric & Machinery Manufacturing Corp.	130,000	$608,611
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	19,000	19,076
	Chunghwa Precision Test Tech Co. Ltd.	4,000	96,502
	Chunghwa Telecom Co. Ltd. (2412 TT)	133,000	507,865
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	3,400	132,056
	Chyang Sheng Texing Co. Ltd.	19,000	14,373
	Cleanaway Co. Ltd. (8422 TT)	20,000	109,216
#	Clevo Co.	193,000	298,743
#	CMC Magnetics Corp.	450,929	133,277
	C-Media Electronics, Inc.	8,000	13,691
	Collins Co. Ltd.	42,000	21,656
	Compal Electronics, Inc.	1,172,000	1,292,638
#	Compeq Manufacturing Co. Ltd.	442,000	923,601
	Complex Micro Interconnection Co. Ltd.	17,000	20,823
	Compucase Enterprise	24,000	58,770
	Concord International Securities Co. Ltd.	50,238	21,735
	Concord Securities Co. Ltd.	238,795	102,832
#	Continental Holdings Corp.	179,000	160,818
#	Contrel Technology Co. Ltd.	49,000	71,211
	Coremax Corp.	31,409	51,871
#	Coretronic Corp.	130,000	316,588
#	Co-Tech Development Corp.	90,552	148,078
	Creative Sensor, Inc.	28,800	42,116
*	CSBC Corp. Taiwan	168,000	76,929
	CTBC Financial Holding Co. Ltd.	1,968,563	2,343,151
	CTCI Advanced Systems, Inc.	2,000	10,259
	CTCI Corp.	206,000	247,892
	CTI Traffic Industries Co. Ltd.	6,000	21,274
	CviLux Corp.	28,360	42,101
	Cyberlink Corp.	14,000	41,094

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	CyberPower Systems, Inc.	17,850	$188,044
*	CyberTAN Technology, Inc.	102,000	93,288
	DA CIN Construction Co. Ltd.	88,800	148,942
	Dafeng TV Ltd.	12,000	19,015
	Dah San Electric Wire & Cable Co. Ltd.	11,325	20,214
	Da-Li Development Co. Ltd.	107,534	137,420
#	Darfon Electronics Corp.	95,000	125,674
#	Darwin Precisions Corp.	169,000	64,514
	Data Image Corp.	7,000	9,858
	Daxin Materials Corp.	12,900	87,090
	De Licacy Industrial Co. Ltd.	84,811	44,383
	Delpha Construction Co. Ltd.	61,000	72,911
	Delta Electronics, Inc.	76,365	995,039
	Depo Auto Parts Ind Co. Ltd.	49,000	318,332
	DFI, Inc.	8,000	17,249
	Dimerco Data System Corp.	12,704	47,245
	Dimerco Express Corp.	40,614	99,728
	DingZing Advanced Materials, Inc.	5,000	23,253
	D-Link Corp.	202,096	142,796
	Donpon Precision, Inc.	24,000	23,918
	Drewloong Precision, Inc.	5,000	23,046
*	Dyaco International, Inc.	41,952	40,039
#	Dynamic Holding Co. Ltd.	94,086	163,883
	Dynamic Medical Technologies, Inc.	4,400	12,147
#	Dynapack International Technology Corp.	48,000	297,803
	E Ink Holdings, Inc.	69,000	579,155
	E.Sun Financial Holding Co. Ltd.	1,778,317	1,499,696
	Eastech Holding Ltd.	9,000	35,305
*	Eastern Media International Corp.	76,985	39,498
	Eclat Textile Co. Ltd.	34,583	550,975
	eCloudvalley Digital Technology Co. Ltd.	11,000	38,497
	ECOVE Environment Corp.	10,000	87,679
		Shares	Value»
TAIWAN — (Continued)
*	Edimax Technology Co. Ltd.	97,000	$83,598
	Edison Opto Corp.	23,136	16,811
	Edom Technology Co. Ltd.	72,013	62,209
	eGalax_eMPIA Technology, Inc.	19,695	24,096
*	EirGenix, Inc.	6,000	14,687
	Elan Microelectronics Corp.	105,900	476,625
	E-Lead Electronic Co. Ltd.	17,429	30,827
	E-LIFE MALL Corp.	23,000	55,176
#*	Elite Advanced Laser Corp.	18,768	187,489
#	Elite Material Co. Ltd.	74,000	1,358,342
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	156,868
	Elitegroup Computer Systems Co. Ltd.	128,000	86,100
	eMemory Technology, Inc.	12,000	1,184,395
	Emerging Display Technologies Corp.	46,000	37,387
	Ennoconn Corp.	30,840	265,620
	Ennostar, Inc.	240,450	338,945
	EnTie Commercial Bank Co. Ltd.	251,000	107,328
	Episil-Precision, Inc.	34,000	44,287
	Eris Technology Corp.	3,000	18,604
	Eson Precision Ind Co. Ltd.	30,000	52,929
	Eternal Materials Co. Ltd.	272,527	233,644
	Eurocharm Holdings Co. Ltd.	8,000	48,969
	Eva Airways Corp.	947,922	1,366,723
	Ever Supreme Bio Technology Co. Ltd.	6,000	32,628
*	Everest Textile Co. Ltd.	164,535	35,681
	Evergreen Aviation Technologies Corp.	26,000	82,126
	Evergreen International Storage & Transport Corp.	215,000	196,484
	Evergreen Marine Corp. Taiwan Ltd.	170,872	1,059,895
	EVERGREEN Steel Corp.	50,000	133,939
#	Everlight Chemical Industrial Corp.	171,405	110,336
#	Everlight Electronics Co. Ltd.	150,000	374,780

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Evertop Wire Cable Corp.	47,000	$26,036
	Excel Cell Electronic Co. Ltd.	19,000	12,352
	Excellence Opto, Inc.	31,000	23,873
	Excelsior Medical Co. Ltd.	46,375	121,826
	EZconn Corp.	5,000	93,825
	Far Eastern Department Stores Ltd.	328,000	220,496
	Far Eastern International Bank	818,032	334,704
	Far Eastern New Century Corp.	803,100	760,710
	Far EasTone Telecommunications Co. Ltd.	393,061	1,053,956
	Faraday Technology Corp.	56,853	376,710
	Farglory F T Z Investment Holding Co. Ltd.	28,563	36,677
#	Farglory Land Development Co. Ltd.	97,000	219,939
	FDC International Hotels Corp.	7,000	13,468
	Feature Integration Technology, Inc.	8,000	16,173
*	Federal Corp.	103,926	57,626
	Feedback Technology Corp.	8,316	30,592
	Feng Hsin Steel Co. Ltd.	165,000	334,532
	Feng TAY Enterprise Co. Ltd.	148,312	589,737
	FIC Global, Inc.	12,000	13,673
	FineTek Co. Ltd.	4,080	22,679
	Firich Enterprises Co. Ltd.	59,000	55,177
*	First Copper Technology Co. Ltd.	27,000	30,401
	First Financial Holding Co. Ltd.	1,539,854	1,299,404
#	First Hi-Tec Enterprise Co. Ltd.	27,554	89,958
	First Hotel	71,000	32,070
	First Insurance Co. Ltd.	96,000	73,811
*	First Steamship Co. Ltd.	280,468	60,267
	FIT Holding Co. Ltd.	52,000	93,151
	Fitipower Integrated Technology, Inc.	26,000	177,459
		Shares	Value»
TAIWAN — (Continued)
#	FLEXium Interconnect, Inc.	118,112	$229,106
	Flytech Technology Co. Ltd.	31,297	88,409
	FocalTech Systems Co. Ltd.	46,000	106,167
#	Forcecon Tech Co. Ltd.	21,595	89,339
*	Forest Water Environment Engineering Co. Ltd.	18,576	21,204
	Formosa Advanced Technologies Co. Ltd.	62,000	54,183
	Formosa Chemicals & Fibre Corp.	589,000	501,678
	Formosa International Hotels Corp.	20,672	123,581
	Formosa Laboratories, Inc.	40,544	89,442
	Formosa Oilseed Processing Co. Ltd.	14,700	20,473
	Formosa Optical Technology Co. Ltd.	10,000	33,758
	Formosa Petrochemical Corp.	128,000	140,775
#	Formosa Plastics Corp.	459,000	504,254
#	Formosa Sumco Technology Corp.	23,000	62,915
#	Formosa Taffeta Co. Ltd.	301,000	172,855
	Formosan Rubber Group, Inc.	96,399	75,978
	Formosan Union Chemical	127,945	79,443
#	Fortune Electric Co. Ltd.	27,300	461,831
	Founding Construction & Development Co. Ltd.	72,000	42,807
	Foxconn Technology Co. Ltd.	221,535	524,856
	Foxsemicon Integrated Technology, Inc.	36,357	335,872
	Franbo Lines Corp.	92,000	49,750
	Froch Enterprise Co. Ltd.	89,000	44,543
#	FSP Technology, Inc.	45,000	89,048

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fu Chun Shin Machinery Manufacture Co. Ltd.	21,000	$10,223
	Fu Hua Innovation Co. Ltd.	69,948	68,073
	Fubon Financial Holding Co. Ltd.	662,568	1,855,976
	Fulgent Sun International Holding Co. Ltd.	45,143	192,189
	Fullerton Technology Co. Ltd.	51,000	35,878
#*	Fulltech Fiber Glass Corp.	146,331	129,893
	Fusheng Precision Co. Ltd.	37,000	368,341
	Fwusow Industry Co. Ltd.	60,471	26,347
	G Shank Enterprise Co. Ltd.	51,888	132,790
	Gamania Digital Entertainment Co. Ltd.	54,000	124,729
*	GCS Holdings, Inc.	18,000	76,615
	GEM Services, Inc.	25,210	53,717
#	Gemtek Technology Corp.	153,000	150,835
*	General Interface Solution Holding Ltd.	88,000	139,177
	General Plastic Industrial Co. Ltd.	20,480	21,319
	Generalplus Technology, Inc.	19,000	30,147
	Genesys Logic, Inc.	21,000	109,874
	Genius Electronic Optical Co. Ltd.	35,616	482,029
	Genovate Biotechnology Co. Ltd.	13,390	9,752
	GeoVision, Inc.	20,449	34,720
	Getac Holdings Corp.	163,000	586,661
	GFC Ltd.	15,000	47,146
	Giant Manufacturing Co. Ltd.	75,994	335,934
	Giantplus Technology Co. Ltd.	117,000	48,968
#	Gigabyte Technology Co. Ltd.	75,000	567,072
*	Gigasolar Materials Corp.	16,790	35,889
*	Gigastorage Corp.	129,000	53,249
#	Global Brands Manufacture Ltd.	111,320	222,341
	Global Lighting Technologies, Inc.	23,000	39,146
		Shares	Value»
TAIWAN — (Continued)
#	Global Mixed Mode Technology, Inc.	21,000	$143,854
	Global PMX Co. Ltd.	9,000	28,188
	Global Unichip Corp.	18,000	713,713
	Globalwafers Co. Ltd.	41,000	422,535
	Globe Union Industrial Corp.	110,048	46,607
#	Gloria Material Technology Corp.	165,680	243,703
*	GlycoNex, Inc.	13,000	9,405
	Gold Circuit Electronics Ltd.	99,000	650,591
	Goldsun Building Materials Co. Ltd.	284,338	382,573
	Good Will Instrument Co. Ltd.	25,000	32,803
	Gordon Auto Body Parts	24,000	27,210
	Gourmet Master Co. Ltd.	31,237	98,385
	Grand Fortune Securities Co. Ltd.	82,159	31,084
#*	Grand Pacific Petrochemical	451,478	155,037
	Grand Process Technology Corp.	2,000	88,153
	GrandTech CG Systems, Inc.	22,775	38,062
	Grape King Bio Ltd.	38,000	168,523
	Great China Metal Industry	77,000	54,160
	Great Taipei Gas Co. Ltd.	75,000	69,389
	Great Tree Pharmacy Co. Ltd.	27,014	122,528
#	Great Wall Enterprise Co. Ltd.	220,571	345,582
	Greatek Electronics, Inc.	148,000	276,730
	Green World FinTech Service Co. Ltd.	28,000	53,891
	Group Up Industrial Co. Ltd.	10,000	67,668
	GTM Holdings Corp.	52,000	54,461
	Gudeng Precision Industrial Co. Ltd.	11,393	162,623
	Hannstar Board Corp.	117,393	185,738
#*	HannStar Display Corp.	842,000	205,218
*	HannsTouch Holdings Co.	188,079	47,711
	Hanpin Electron Co. Ltd.	14,000	23,979
	Harvatek Corp.	62,000	39,948
	Heran Co. Ltd.	9,000	28,140
	Hey Song Corp.	106,000	132,361
	Hi-Clearance, Inc.	8,000	34,671

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Highlight Tech Corp.	19,096	$28,700
	Highwealth Construction Corp.	406,329	524,575
	Hi-Lai Foods Co. Ltd.	6,000	27,817
	HIM International Music, Inc.	11,900	42,026
	Hiroca Holdings Ltd.	26,000	21,857
	Hitron Technology, Inc.	38,559	33,322
#	Hiwin Technologies Corp.	52,949	468,943
#	Hiyes International Co. Ltd.	10,379	55,391
	Ho Tung Chemical Corp.	340,125	83,364
	Hocheng Corp.	105,780	52,315
	Holdings-Key Electric Wire & Cable Co. Ltd.	39,000	53,103
	Holiday Entertainment Co. Ltd.	15,300	36,103
	Holy Stone Enterprise Co. Ltd.	49,425	130,615
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	746,624	3,986,698
	Hong Pu Real Estate Development Co. Ltd.	97,000	92,182
	Hong TAI Electric Industrial	66,000	62,031
	Hong YI Fiber Industry Co.	56,000	25,132
	Horizon Securities Co. Ltd.	119,780	39,143
#	Hota Industrial Manufacturing Co. Ltd.	70,263	126,557
#	Hotai Finance Co. Ltd.	69,490	169,380
	Hotai Motor Co. Ltd.	61,180	1,122,085
*	Hotron Precision Electronic Industrial Co. Ltd.	20,031	16,433
	Hsin Kuang Steel Co. Ltd.	74,000	106,081
	Hsin Yung Chien Co. Ltd.	12,390	34,160
	Hsing TA Cement Co.	70,000	37,085
#*	HTC Corp.	191,000	340,094
	Hu Lane Associate, Inc.	23,293	127,677
	HUA ENG Wire & Cable Co. Ltd.	132,000	101,974
	Hua Nan Financial Holdings Co. Ltd.	1,146,405	975,233
		Shares	Value»
TAIWAN — (Continued)
	Hua Yu Lien Development Co. Ltd.	18,000	$64,261
	Huaku Development Co. Ltd.	91,300	307,712
	Huang Hsiang Construction Corp.	15,000	28,633
	Hung Ching Development & Construction Co. Ltd.	54,000	58,689
	Hung Sheng Construction Ltd.	147,664	106,499
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	36,964
	Hwacom Systems, Inc.	35,000	21,746
#	Hwang Chang General Contractor Co. Ltd.	36,830	87,584
	Ibase Technology, Inc.	34,000	68,990
#	IBF Financial Holdings Co. Ltd.	1,246,512	547,720
	ICARES Medicus, Inc.	2,400	9,199
	Ichia Technologies, Inc.	119,000	131,758
#	I-Chiun Precision Industry Co. Ltd.	40,426	126,131
*	Ideal Bike Corp.	33,000	8,146
	IEI Integration Corp.	47,340	110,254
#*	In Win Development, Inc.	10,000	25,480
	Infortrend Technology, Inc.	88,000	82,396
	Info-Tek Corp.	20,000	24,530
	Ingentec Corp.	2,100	11,453
	Innodisk Corp.	24,523	151,836
	Innolux Corp.	1,978,504	838,100
	Inpaq Technology Co. Ltd.	23,945	57,763
	Insyde Software Corp.	13,200	159,147
	Intai Technology Corp.	12,400	42,745
	Integrated Service Technology, Inc.	27,109	109,462
*	IntelliEPI, Inc.	6,000	17,761
	Interactive Digital Technologies, Inc.	5,000	12,652
*	International CSRC Investment Holdings Co.	291,562	112,551
	International Games System Co. Ltd.	45,000	1,285,676
#	Inventec Corp.	399,000	588,171

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Iron Force Industrial Co. Ltd.	14,519	$41,134
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	38,946
	ITE Technology, Inc.	50,000	214,075
	ITEQ Corp.	86,029	190,235
#	Jarllytec Co. Ltd.	21,000	104,216
	Jean Co. Ltd.	53,562	40,500
	Jentech Precision Industrial Co. Ltd.	4,998	206,847
	Jetway Information Co. Ltd.	12,000	15,705
	Jetwell Computer Co. Ltd.	6,000	28,675
	Jia Wei Lifestyle, Inc.	20,442	43,175
	Jih Lin Technology Co. Ltd.	28,000	42,419
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	22,214
#	Jinan Acetate Chemical Co. Ltd.	16,107	409,782
	Johnson Health Tech Co. Ltd.	23,000	131,538
	JPC connectivity, Inc.	15,250	61,749
#	JPP Holding Co. Ltd.	9,450	50,094
	JSL Construction & Development Co. Ltd.	21,717	60,045
	K Laser Technology, Inc.	44,000	25,897
	Kaimei Electronic Corp.	31,120	64,293
	Kaori Heat Treatment Co. Ltd.	9,000	79,417
	Kedge Construction Co. Ltd.	12,067	25,683
	Keding Enterprises Co. Ltd.	3,000	11,838
	KEE TAI Properties Co. Ltd.	164,430	69,897
	Kenda Rubber Industrial Co. Ltd.	213,316	172,061
	Kerry TJ Logistics Co. Ltd.	67,000	79,052
*	Key Ware Electronics Co. Ltd.	61,831	19,459
	Keystone Microtech Corp.	6,000	86,939
	KGI Financial Holding Co. Ltd.	2,610,354	1,364,551
	KHGEARS International Ltd.	7,000	44,286
	Kindom Development Co. Ltd.	91,200	140,905
	King Chou Marine Technology Co. Ltd.	36,340	46,135
		Shares	Value»
TAIWAN — (Continued)
	King Slide Works Co. Ltd.	8,000	$362,373
	King Yuan Electronics Co. Ltd.	511,000	1,710,015
	King's Town Bank Co. Ltd.	288,000	447,207
#*	King's Town Construction Co. Ltd.	34,000	62,943
	Kinik Co.	18,000	163,221
	Kinko Optical Co. Ltd.	42,365	34,044
	Kinpo Electronics	566,000	423,931
	Kinsus Interconnect Technology Corp.	121,000	352,450
	KMC Kuei Meng International, Inc.	17,300	66,631
	KNH Enterprise Co. Ltd.	76,000	45,527
	Ko Ja Cayman Co. Ltd.	5,000	6,434
	KS Terminals, Inc.	32,000	70,967
	Kung Long Batteries Industrial Co. Ltd.	21,000	96,752
*	Kung Sing Engineering Corp.	190,573	59,523
#	Kuo Toong International Co. Ltd.	80,315	129,953
	Kuo Yang Construction Co. Ltd.	84,360	52,838
	Kwong Lung Enterprise Co. Ltd.	34,000	60,460
	L&K Engineering Co. Ltd.	72,762	541,504
	La Kaffa International Co. Ltd.	11,000	31,775
*	LAN FA Textile	93,000	26,304
	Lanner Electronics, Inc.	31,850	93,052
	Largan Precision Co. Ltd. (3008 TT)	12,000	991,634
	Laser Tek Taiwan Co. Ltd.	13,300	22,536
	Laster Tech Corp. Ltd.	36,000	35,480
*	Leader Electronics, Inc.	43,000	18,556
	Leadtrend Technology Corp.	12,000	22,770
*	Lealea Enterprise Co. Ltd.	352,560	90,818
	LEE CHI Enterprises Co. Ltd.	56,000	22,282
	Lelon Electronics Corp.	28,000	86,152

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lemtech Holdings Co. Ltd.	9,656	$41,711
	Leo Systems, Inc.	20,000	18,192
*	Leofoo Development Co. Ltd.	19,000	10,757
*	Li Peng Enterprise Co. Ltd.	236,600	51,113
	Lian HWA Food Corp.	28,776	128,275
	Lida Holdings Ltd.	28,240	19,795
	Lien Hwa Industrial Holdings Corp.	183,891	276,439
	Lingsen Precision Industries Ltd.	117,000	61,320
	Lintes Technology Co. Ltd.	6,000	27,461
	Lion Travel Service Co. Ltd.	27,000	105,593
	Lite-On Technology Corp.	270,417	885,007
	Liton Technology Corp.	10,000	13,281
*	Long Bon International Co. Ltd.	76,100	43,819
	Long Da Construction & Development Corp.	61,000	60,070
*	Longchen Paper & Packaging Co. Ltd.	278,641	94,495
	Longwell Co.	24,000	56,325
	Loop Telecommunication International, Inc.	14,000	28,891
	Lotes Co. Ltd.	6,700	377,496
	Lotus Pharmaceutical Co. Ltd.	45,000	350,899
	Lucky Cement Corp.	35,000	15,389
	Lumax International Corp. Ltd.	24,440	79,938
*	Lung Yen Life Service Corp.	59,000	94,914
	Lungteh Shipbuilding Co. Ltd.	15,750	51,508
	Luxe Green Energy Technology Co. Ltd.	29,344	20,172
#	LuxNet Corp.	16,000	116,570
	M3 Technology, Inc.	9,000	28,958
#	M31 Technology Corp.	2,640	50,550
	Macauto Industrial Co. Ltd.	17,000	29,234
	Macroblock, Inc.	15,000	34,084
	Macronix International Co. Ltd.	757,798	440,175
	Makalot Industrial Co. Ltd.	69,702	737,851
		Shares	Value»
TAIWAN — (Continued)
	Marketech International Corp.	24,000	$108,216
#	Materials Analysis Technology, Inc.	18,151	134,565
	Maxigen Biotech, Inc.	18,000	27,502
	Mayer Steel Pipe Corp.	76,800	64,841
	Mechema Chemicals International Corp.	16,000	30,177
*	Medeon Biodesign, Inc.	13,649	15,589
	MediaTek, Inc.	81,000	3,507,869
	Mega Financial Holding Co. Ltd.	750,626	882,709
#*	Megaforce Co. Ltd.	26,000	30,702
	Meiloon Industrial Co.	40,600	31,811
	Mercuries & Associates Holding Ltd.	173,609	84,973
	Mercuries Data Systems Ltd.	30,000	22,985
*	Mercuries Life Insurance Co. Ltd.	1,038,818	205,289
	Merida Industry Co. Ltd.	63,000	299,342
	Merry Electronics Co. Ltd.	60,757	194,000
	METAAGE Corp.	14,000	23,909
*	Microbio Co. Ltd.	107,099	102,790
	Micro-Star International Co. Ltd.	184,000	1,007,095
	Mildef Crete, Inc.	18,000	45,229
	MIN AIK Technology Co. Ltd.	37,600	26,127
	Mitac Holdings Corp.	403,560	881,605
	MJ International Co. Ltd.	2,000	2,672
*	Mobiletron Electronics Co. Ltd.	13,000	15,590
	momo.com, Inc.	18,824	202,233
*	MOSA Industrial Corp.	30,297	19,912
*	Mosel Vitelic, Inc.	21,000	19,331
	Motech Industries, Inc.	82,000	51,176
	MPI Corp.	9,000	234,184
	MSSCORPS Co. Ltd.	15,721	79,350
*	My Humble House Hospitality Management Consulting	19,000	31,040
	Nak Sealing Technologies Corp.	25,000	86,737
	Namchow Holdings Co. Ltd.	63,000	95,657

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nan Liu Enterprise Co. Ltd.	7,000	$13,960
	Nan Pao Resins Chemical Co. Ltd.	15,000	146,982
*	Nan Ren Lake Leisure Amusement Co. Ltd.	32,000	13,546
	Nan Ya Plastics Corp.	635,000	620,814
	Nan Ya Printed Circuit Board Corp.	61,000	250,028
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	17,748
	Nantex Industry Co. Ltd.	94,780	96,138
#*	Nanya Technology Corp.	308,432	277,316
	National Aerospace Fasteners Corp.	8,000	23,473
	National Petroleum Co. Ltd.	12,000	23,230
	Netronix, Inc.	17,000	64,362
*	New Asia Construction & Development Corp.	60,000	31,256
	New Best Wire Industrial Co. Ltd.	14,400	13,067
*	Newmax Technology Co. Ltd.	26,000	19,714
	Nexcom International Co. Ltd.	13,000	21,449
	Nextronics Engineering Corp.	7,000	22,095
	Nichidenbo Corp.	52,030	105,440
	Nidec Chaun-Choung Technology Corp.	11,000	59,394
	Nien Hsing Textile Co. Ltd.	51,245	30,212
	Nien Made Enterprise Co. Ltd.	55,000	722,002
	Niko Semiconductor Co. Ltd.	15,869	22,006
	Nishoku Technology, Inc.	16,000	70,684
	Nova Technology Corp.	10,000	78,045
#	Novatek Microelectronics Corp.	107,000	1,681,512
#	Nuvoton Technology Corp.	38,000	104,873
	O-Bank Co. Ltd.	458,620	138,412
	Ocean Plastics Co. Ltd.	52,000	56,360
	OK Biotech Co. Ltd.	18,857	11,516
#*	Oneness Biotech Co. Ltd.	47,571	113,913
		Shares	Value»
TAIWAN — (Continued)
	Orient Europharma Co. Ltd.	8,000	$11,882
	Orient Semiconductor Electronics Ltd.	146,107	146,714
	Oriental Union Chemical Corp.	143,000	64,312
	O-TA Precision Industry Co. Ltd.	21,422	45,891
	Pacific Construction Co.	29,000	9,914
	Pacific Hospital Supply Co. Ltd.	16,496	47,496
*	Paiho Shih Holdings Corp.	58,159	45,372
	Pan Asia Chemical Corp.	51,120	21,223
	Pan German Universal Motors Ltd.	7,000	63,187
	Pan Jit International, Inc.	131,700	190,780
#	Pan-International Industrial Corp.	165,000	201,978
	Panion & BF Biotech, Inc.	17,000	42,425
	Parade Technologies Ltd.	24,000	508,131
*	Paragon Technologies Co. Ltd.	8,784	5,880
	Parpro Corp.	19,000	19,128
*	PChome Online, Inc.	35,268	45,419
#	PCL Technologies, Inc.	27,379	121,408
	P-Duke Technology Co. Ltd.	23,968	67,491
	Pegatron Corp.	393,000	1,143,463
	Pegavision Corp.	15,684	175,560
	PharmaEngine, Inc.	27,000	79,065
*	PharmaEssentia Corp.	5,219	108,604
*	Phihong Technology Co. Ltd.	91,000	97,665
#	Phison Electronics Corp.	40,000	569,172
	Phoenix Silicon International Corp.	42,000	153,921
	Phoenix Tours International, Inc.	12,000	25,016
*	Phytohealth Corp.	18,000	8,937
	Pixart Imaging, Inc.	39,000	284,181
	Planet Technology Corp.	14,000	64,070
	Plastron Precision Co. Ltd.	51,126	22,867
	Polytronics Technology Corp.	12,564	21,445

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Posiflex Technology, Inc.	14,000	$141,421
	Pou Chen Corp.	613,000	679,834
	Power Wind Health Industry, Inc.	11,968	41,332
*	Powerchip Semiconductor Manufacturing Corp.	803,000	484,077
	Powertech Technology, Inc.	289,000	1,003,107
	Poya International Co. Ltd.	20,353	300,799
	President Chain Store Corp.	79,000	623,390
	President Securities Corp.	455,652	360,675
	Primax Electronics Ltd.	181,000	448,256
*	Prime Electronics & Satellitics, Inc.	23,000	8,229
#	Prince Housing & Development Corp.	421,000	129,723
	Princeton Technology Corp.	41,000	19,273
	Pro Hawk Corp.	6,000	29,520
	Progate Group Corp.	4,176	19,952
#	Promate Electronic Co. Ltd.	57,000	134,053
	Prosperity Dielectrics Co. Ltd.	35,086	43,498
	PSS Co. Ltd.	5,000	18,317
	Qisda Corp.	388,000	409,368
	QST International Corp.	30,563	56,475
	Qualipoly Chemical Corp.	21,000	31,337
	Quang Viet Enterprise Co. Ltd.	17,000	50,992
	Quanta Computer, Inc.	72,000	570,826
	Quanta Storage, Inc.	62,000	189,004
*	Quintain Steel Co. Ltd.	68,209	22,660
	Radiant Opto-Electronics Corp.	159,000	966,910
	Radium Life Tech Co. Ltd.	247,437	78,821
	Rafael Microelectronics, Inc.	3,821	17,853
	Raydium Semiconductor Corp.	18,000	211,034
		Shares	Value»
TAIWAN — (Continued)
	Realtek Semiconductor Corp.	39,000	$642,365
	Rechi Precision Co. Ltd.	119,000	97,425
	Rexon Industrial Corp. Ltd.	29,000	27,587
	Rich Development Co. Ltd.	258,530	76,306
*	Right WAY Industrial Co. Ltd.	42,000	15,644
*	Ritek Corp.	311,084	126,191
	Rodex Fasteners Corp.	13,000	14,567
	Ruby Tech Corp.	13,390	19,733
	Ruentex Development Co. Ltd.	372,888	475,580
	Ruentex Engineering & Construction Co.	26,600	123,382
	Ruentex Industries Ltd.	176,904	370,510
	Run Long Construction Co. Ltd.	134,200	145,538
	Sakura Development Co. Ltd.	61,695	99,784
	Sampo Corp.	104,400	89,140
	San Fang Chemical Industry Co. Ltd.	75,679	87,179
	San Far Property Ltd.	66,925	42,337
	San Fu Chemical Co. Ltd.	12,000	44,685
	San Lien Technology Corp. Ltd.	6,300	14,277
	San Shing Fastech Corp.	44,000	73,473
	Sanitar Co. Ltd.	13,000	16,802
	Sanyang Motor Co. Ltd.	153,000	326,565
	Savior Lifetec Corp.	72,074	44,020
	SCI Pharmtech, Inc.	17,901	46,794
	Scientech Corp.	5,000	55,663
	ScinoPharm Taiwan Ltd.	70,000	47,583
	SciVision Biotech, Inc.	7,000	25,821
	SDI Corp.	40,000	111,373
	Sea Sonic Electronics Co. Ltd.	19,000	39,910
	Senao International Co. Ltd.	28,000	27,842
	Senao Networks, Inc.	11,630	63,812
	Sensortek Technology Corp.	9,000	63,585
#	Sercomm Corp.	85,000	321,806
	Sesoda Corp.	79,104	89,826

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shanghai Commercial & Savings Bank Ltd.	851,903	$1,094,232
	Shan-Loong Transportation Co. Ltd.	44,000	23,419
	Sharehope Medicine Co. Ltd.	17,681	15,176
	Sheh Fung Screws Co. Ltd.	11,000	17,083
	Sheng Yu Steel Co. Ltd.	40,000	29,417
	ShenMao Technology, Inc.	21,000	41,848
	Shieh Yih Machinery Industry Co. Ltd.	28,000	27,494
	Shih Her Technologies, Inc.	19,000	79,671
*	Shih Wei Navigation Co. Ltd.	165,666	80,126
	Shihlin Electric & Engineering Corp.	64,000	360,213
*	Shihlin Paper Corp.	7,000	10,817
*	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	11,690
	Shin Hsiung Natural Gas Co. Ltd.	14,677	20,548
*	Shin Kong Financial Holding Co. Ltd.	3,422,879	1,274,628
	Shin Ruenn Development Co. Ltd.	14,950	26,516
	Shin Zu Shing Co. Ltd.	54,673	348,478
*	Shining Building Business Co. Ltd.	191,632	60,688
	Shinkong Insurance Co. Ltd.	78,000	246,486
	Shinkong Synthetic Fibers Corp.	548,000	251,162
	Shinkong Textile Co. Ltd.	27,000	35,283
	Shiny Chemical Industrial Co. Ltd.	25,360	119,016
#	Shuttle, Inc.	77,000	44,793
	Sigurd Microelectronics Corp.	233,226	494,182
	Silergy Corp.	49,000	569,381
	Silicon Integrated Systems Corp.	87,000	161,351
	Silicon Power Computer & Communications, Inc.	16,000	15,185
		Shares	Value»
TAIWAN — (Continued)
	Simplo Technology Co. Ltd.	34,600	$420,034
	Sinbon Electronics Co. Ltd.	60,064	477,756
	Sincere Navigation Corp.	133,900	99,690
	Sinher Technology, Inc.	28,000	27,408
	Sinmag Equipment Corp.	17,420	81,570
	Sino-American Silicon Products, Inc.	197,000	698,333
	Sinon Corp.	180,000	243,575
	SinoPac Financial Holdings Co. Ltd.	1,945,782	1,339,320
	Sinopower Semiconductor, Inc.	7,000	20,304
	Sinphar Pharmaceutical Co. Ltd.	32,767	30,836
	Sinyi Realty, Inc.	80,544	68,688
	Sirtec International Co. Ltd.	42,800	39,243
	Sitronix Technology Corp.	51,000	322,514
	Siward Crystal Technology Co. Ltd.	64,000	47,206
	Soft-World International Corp.	21,000	78,721
#	Solar Applied Materials Technology Corp.	117,398	213,778
	Solteam, Inc.	11,849	19,124
*	Solytech Enterprise Corp.	26,000	9,877
	Sonix Technology Co. Ltd.	50,000	61,744
	Southeast Cement Co. Ltd.	63,000	38,184
	Speed Tech Corp.	28,000	44,002
	Sporton International, Inc.	26,330	161,994
	St. Shine Optical Co. Ltd.	18,000	103,718
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	59,922
	Standard Foods Corp.	105,402	112,373
	Stark Technology, Inc.	19,200	84,374
#	S-Tech Corp.	60,104	48,965
	Sumeeko Industries Co. Ltd.	8,000	21,344
*	Sun Yad Construction Co. Ltd.	51,149	21,114
	Sunfun Info Co. Ltd.	39,370	40,802

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunjuice Holdings Co. Ltd.	5,000	$19,730
*	Sunko INK Co. Ltd.	55,250	25,540
	SunMax Biotechnology Co. Ltd.	11,000	92,075
	Sunny Friend Environmental Technology Co. Ltd.	23,737	59,718
	Sunonwealth Electric Machine Industry Co. Ltd.	76,000	222,953
	Sunplus Innovation Technology, Inc.	6,000	26,138
*	Sunplus Technology Co. Ltd.	183,000	155,903
	Sunrex Technology Corp.	34,561	64,940
	Sunspring Metal Corp.	41,351	39,082
	Supreme Electronics Co. Ltd.	169,487	309,486
	Swancor Holding Co. Ltd.	20,000	52,194
	Sweeten Real Estate Development Co. Ltd.	24,719	22,880
#	Symtek Automation Asia Co. Ltd.	16,111	108,563
	Syncmold Enterprise Corp.	45,000	130,278
	Synmosa Biopharma Corp.	71,649	73,382
	Synnex Technology International Corp.	300,250	645,334
	Syn-Tech Chem & Pharm Co. Ltd.	8,000	22,676
	Syscom Computer Engineering Co.	18,000	30,943
	Systex Corp.	51,000	199,297
	T3EX Global Holdings Corp.	35,039	81,257
#	TA Chen Stainless Pipe	472,820	489,099
	Ta Ya Electric Wire & Cable	130,382	162,377
	Tah Hsin Industrial Corp.	16,011	33,313
	TA-I Technology Co. Ltd.	34,750	47,291
#*	Tai Tung Communication Co. Ltd.	28,511	19,269
	Taichung Commercial Bank Co. Ltd.	1,428,459	820,546
		Shares	Value»
TAIWAN — (Continued)
	TaiDoc Technology Corp.	16,471	$71,677
#	Taiflex Scientific Co. Ltd.	73,280	100,446
	Taimide Tech, Inc.	34,450	69,973
	Tainan Enterprises Co. Ltd.	37,000	38,804
	Tainan Spinning Co. Ltd.	467,240	194,994
*	Tainergy Tech Co. Ltd.	16,000	6,087
	Tai-Saw Technology Co. Ltd.	27,000	18,997
#	Taishin Financial Holding Co. Ltd.	1,962,933	1,041,941
	TaiSol Electronics Co. Ltd.	17,000	30,620
*	Taisun Enterprise Co. Ltd.	69,000	40,899
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	67,795
	Taiwan Business Bank	2,081,027	950,639
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	47,815
#	Taiwan Cogeneration Corp.	139,728	173,646
	Taiwan Cooperative Financial Holding Co. Ltd.	1,434,319	1,063,450
	Taiwan Environment Scientific Co. Ltd.	24,000	19,029
	Taiwan FamilyMart Co. Ltd.	14,000	80,888
	Taiwan Fertilizer Co. Ltd.	231,000	366,205
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	84,084
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	56,846
#*	Taiwan Glass Industry Corp.	400,046	203,132
	Taiwan High Speed Rail Corp.	306,000	254,202
	Taiwan Hon Chuan Enterprise Co. Ltd.	102,149	500,557
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	60,069	68,387
*	Taiwan IC Packaging Corp.	25,000	10,960
††	Taiwan Land Development Corp.	269,666	4,140

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Line Tek Electronic	31,390	$24,603
#	Taiwan Mask Corp.	58,000	85,078
	Taiwan Mobile Co. Ltd.	462,000	1,551,046
	Taiwan Navigation Co. Ltd.	88,000	77,711
	Taiwan Paiho Ltd.	103,000	209,541
	Taiwan PCB Techvest Co. Ltd.	101,000	103,549
#	Taiwan Sakura Corp.	51,200	129,611
	Taiwan Sanyo Electric Co. Ltd.	28,000	32,924
	Taiwan Secom Co. Ltd.	88,000	329,801
	Taiwan Semiconductor Co. Ltd.	69,000	110,183
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,170,000	39,046,510
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	103,467	21,657,712
#	Taiwan Shin Kong Security Co. Ltd.	74,560	93,204
	Taiwan Speciality Chemicals Corp.	6,000	47,944
*	Taiwan Styrene Monomer	119,000	36,579
	Taiwan Surface Mounting Technology Corp.	78,800	248,373
	Taiwan Taxi Co. Ltd.	11,292	44,032
#*	Taiwan TEA Corp.	281,000	164,183
	Taiwan Union Technology Corp.	72,000	356,428
#	Taiwan-Asia Semiconductor Corp.	117,889	97,426
	Taiyen Biotech Co. Ltd.	42,000	40,684
#*	Tatung Co. Ltd.	318,000	420,744
	TCC Group Holdings Co. Ltd.	923,102	892,227
	TCI Co. Ltd.	30,256	106,242
	Te Chang Construction Co. Ltd.	29,000	54,683
	Teco Electric & Machinery Co. Ltd.	440,000	713,237
	Tehmag Foods Corp.	8,560	83,022
	Tera Autotech Corp.	29,187	22,584
	Test Research, Inc.	42,000	158,538
	Test Rite International Co. Ltd.	62,000	38,114
		Shares	Value»
TAIWAN — (Continued)
	Thermaltake Technology Co. Ltd.	19,000	$19,463
	Thinking Electronic Industrial Co. Ltd.	24,000	118,623
	Thye Ming Industrial Co. Ltd.	44,800	89,841
	Ton Yi Industrial Corp.	294,000	134,504
	Tong Hsing Electronic Industries Ltd.	67,233	254,989
	Tong Yang Industry Co. Ltd.	129,000	421,717
	Tong-Tai Machine & Tool Co. Ltd.	85,060	73,260
	Top Union Electronics Corp.	24,539	23,417
	Topco Scientific Co. Ltd.	50,288	440,777
	Topco Technologies Corp.	8,000	16,656
	Topkey Corp.	26,000	161,038
	Topoint Technology Co. Ltd.	65,200	65,056
	Toung Loong Textile Manufacturing	42,840	25,606
*	TPK Holding Co. Ltd.	114,000	129,671
	Trade-Van Information Services Co.	11,000	30,775
#	Transcend Information, Inc.	57,000	149,189
	Transcom, Inc.	9,680	36,192
	Tripod Technology Corp.	149,000	873,885
	Trusval Technology Co. Ltd.	7,000	36,524
	Tsann Kuen Enterprise Co. Ltd.	11,226	10,310
	TSC Auto ID Technology Co. Ltd.	10,680	67,486
	TSEC Corp.	149,790	77,285
	TSRC Corp.	201,000	124,724
	Ttet Union Corp.	12,000	53,166
	TTFB Co. Ltd.	4,989	30,777
	TTY Biopharm Co. Ltd.	60,000	137,713
*	Tul Corp.	19,000	40,766
	Tung Ho Steel Enterprise Corp.	248,570	513,875
	Tung Thih Electronic Co. Ltd.	20,900	53,650
	TURVO International Co. Ltd.	10,410	70,158
	TXC Corp.	99,000	293,875
#	TYC Brother Industrial Co. Ltd.	116,000	224,337

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tycoons Group Enterprise	100,991	$27,143
	Tyntek Corp.	110,000	70,066
#	TZE Shin International Co. Ltd.	42,000	27,782
*	U-BEST Innovative Technology Co. Ltd.	32,000	15,106
	UDE Corp.	34,000	91,692
	U-Ming Marine Transport Corp.	189,000	329,788
	Unic Technology Corp.	28,000	23,806
	Unimicron Technology Corp.	193,000	804,776
	Union Bank of Taiwan	720,360	337,991
*	Union Insurance Co. Ltd.	11,000	10,716
	Uni-President Enterprises Corp.	966,560	2,294,942
	Unitech Computer Co. Ltd.	14,000	15,344
#*	Unitech Printed Circuit Board Corp.	208,079	191,267
*	United Alloy-Tech Co.	16,000	19,330
	United Integrated Services Co. Ltd.	47,000	724,339
#	United Microelectronics Corp. (2303 TT)	847,000	1,009,799
	United Orthopedic Corp.	24,422	69,364
	United Recommend International Co. Ltd.	16,858	29,549
#*	United Renewable Energy Co. Ltd.	509,206	154,694
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Univacco Technology, Inc.	17,000	25,178
#	Universal Cement Corp.	213,397	183,810
	Universal Vision Biotechnology Co. Ltd.	15,476	96,388
	UPC Technology Corp.	321,221	86,379
*	UPI Semiconductor Corp.	14,000	92,970
	Userjoy Technology Co. Ltd.	9,794	22,375
	USI Corp.	326,204	115,501
	Utechzone Co. Ltd.	15,000	50,430
	UVAT Technology Co. Ltd.	9,000	21,538
	Value Valves Co. Ltd.	10,000	28,045
		Shares	Value»
TAIWAN — (Continued)
#	Vanguard International Semiconductor Corp.	264,146	$757,106
	Ve Wong Corp.	18,000	20,288
	Ventec International Group Co. Ltd.	21,000	51,150
	Via Technologies, Inc.	25,000	70,985
	Viking Tech Corp.	16,000	18,855
	Visco Vision, Inc.	13,000	64,509
	VisEra Technologies Co. Ltd.	20,000	195,253
#	Visual Photonics Epitaxy Co. Ltd.	34,500	169,122
	Vivotek, Inc.	9,000	35,470
	Vizionfocus, Inc.	3,000	14,334
	Voltronic Power Technology Corp.	15,442	871,580
#	Wafer Works Corp.	203,248	152,017
#	Waffer Technology Corp.	56,789	102,785
	Wah Hong Industrial Corp.	27,000	33,770
	Wah Lee Industrial Corp.	76,500	267,464
#	Walsin Lihwa Corp.	669,038	497,790
#	Walsin Technology Corp.	105,398	294,688
	Walton Advanced Engineering, Inc.	127,000	51,852
	Wan Hai Lines Ltd.	136,500	312,944
	WEI Chih Steel Industrial Co. Ltd.	31,000	20,402
	Wei Chuan Foods Corp.	104,000	56,530
#	Weikeng Industrial Co. Ltd.	134,734	138,496
	Well Shin Technology Co. Ltd.	34,000	62,047
	Welldone Co.	8,000	11,651
	Wholetech System Hitech Ltd.	19,000	60,718
#*	Win Semiconductors Corp.	112,840	353,385
*	Winbond Electronics Corp.	1,076,936	467,446
	Winmate, Inc.	13,000	65,765
	Winstek Semiconductor Co. Ltd.	28,000	92,576
	WinWay Technology Co. Ltd.	4,000	145,028
	Wisdom Marine Lines Co. Ltd.	158,236	299,792
#	Wiselink Co. Ltd.	24,313	70,027
	Wistron Corp.	448,288	1,471,214
	Wistron NeWeb Corp.	112,796	484,427
	WITS Corp.	10,329	32,724

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wiwynn Corp.	11,000	$725,147
	Wonderful Hi-Tech Co. Ltd.	44,357	46,274
	Wowprime Corp.	35,184	239,798
	WPG Holdings Ltd.	425,520	908,822
	WT Microelectronics Co. Ltd.	122,829	414,069
	WUS Printed Circuit Co. Ltd.	70,735	98,902
*	XAC Automation Corp.	17,000	11,455
	XinTec, Inc.	16,000	100,345
	X-Legend Entertainment Co. Ltd.	8,000	24,188
	Xxentria Technology Materials Corp.	60,813	104,457
	Ya Horng Electronic Co. Ltd.	6,000	10,342
	Yageo Corp.	54,293	881,164
	Yang Ming Marine Transport Corp.	243,215	499,056
	Yankey Engineering Co. Ltd.	18,022	258,527
	YC INOX Co. Ltd.	127,511	78,391
	Yea Shin International Development Co. Ltd.	106,352	99,240
*	Yeh-Chiang Technology Corp.	10,000	9,103
	Yem Chio Co. Ltd.	185,936	96,648
	Yen Sun Technology Corp.	11,000	15,268
*	Yeong Guan Energy Technology Group Co. Ltd.	48,096	53,601
	YFC-Boneagle Electric Co. Ltd.	32,321	24,141
	YFY, Inc.	469,000	425,908
	Yi Jinn Industrial Co. Ltd.	97,440	58,828
	Yieh Phui Enterprise Co. Ltd.	373,536	175,340
	Yonyu Plastics Co. Ltd.	38,000	28,733
	Young Fast Optoelectronics Co. Ltd.	30,000	50,263
*	Young Optics, Inc.	14,000	24,806
	Youngtek Electronics Corp.	30,160	55,730
	Yuan High-Tech Development Co. Ltd.	6,000	33,095
	Yuanta Financial Holding Co. Ltd.	1,652,336	1,737,772
		Shares	Value»
TAIWAN — (Continued)
	Yuanta Futures Co. Ltd.	15,792	$40,699
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	44,662
#	Yulon Finance Corp.	103,223	356,875
	Yulon Motor Co. Ltd.	239,536	362,392
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	32,108
#	Yungshin Construction & Development Co. Ltd.	30,000	114,436
	YungShin Global Holding Corp.	51,800	82,601
	Yusin Holding Corp.	6,000	22,870
	Zeng Hsing Industrial Co. Ltd.	23,635	76,857
	Zenitron Corp.	78,000	70,071
	Zero One Technology Co. Ltd.	40,528	157,204
	Zhen Ding Technology Holding Ltd.	185,400	664,082
*	Zig Sheng Industrial Co. Ltd.	168,000	47,602
	ZillTek Technology Corp.	8,000	74,011
*	Zinwell Corp.	137,000	61,488
	Zippy Technology Corp.	45,000	84,529
	Zyxel Group Corp.	108,944	126,795
TOTAL TAIWAN			251,620,328
THAILAND — (0.5%)
	AAPICO Hitech PCL (AH/F TB)	71,300	30,277
*	Absolute Clean Energy PCL	1,035,800	39,679
	Advanced Info Service PCL	74,900	631,673
	Advanced Information Technology PCL	290,300	37,241
	AEON Thana Sinsap Thailand PCL	29,800	102,652
	After You PCL	82,900	23,018
	Airports of Thailand PCL	162,100	265,955
	Allianz Ayudhya Capital PCL	9,200	8,469
	Amata Corp. PCL	237,000	175,947
	AP Thailand PCL	765,200	180,649
	Asia Plus Group Holdings PCL	679,600	46,820
	Asia Sermkij Leasing PCL, NVDR	24,600	6,355

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asia Sermkij Leasing PCL	19,000	$4,909
	Asian Sea Corp. PCL	80,200	18,576
	Asset World Corp. PCL	915,100	85,871
	Assetwise PCL	49,300	11,419
	B Grimm Power PCL	143,200	64,637
	Bangchak Corp. PCL	348,900	357,448
	Bangchak Sriracha PCL	168,500	26,770
	Bangkok Airways PCL	108,200	60,084
	Bangkok Bank PCL (BBLF TB)	165,200	755,480
	Bangkok Bank PCL (BBLR TB), NVDR	28,900	132,163
#	Bangkok Chain Hospital PCL	256,300	108,837
#	Bangkok Commercial Asset Management PCL	657,600	112,285
	Bangkok Dusit Medical Services PCL, Class F	668,800	466,720
	Bangkok Expressway & Metro PCL	783,640	157,077
	Bangkok Land PCL	3,710,800	57,301
	Bangkok Life Assurance PCL, NVDR	137,800	73,657
	Banpu PCL	1,782,533	264,667
	Banpu Power PCL	99,800	25,487
	BCPG PCL	240,000	45,969
	BEC World PCL	309,452	37,493
#	Berli Jucker PCL	265,750	175,983
*	Better World Green PCL	1,758,200	15,141
	BKI Holdings PCL	15,100	129,140
	Bluebik Group PCL	12,900	13,791
*	BTS Group Holdings PCL	681,400	124,443
	Bumrungrad Hospital PCL	60,900	325,523
#	Cal-Comp Electronics Thailand PCL, Class F	714,943	162,415
#	Carabao Group PCL	45,100	94,419
	Central Pattana PCL	154,700	243,477
	Central Plaza Hotel PCL	77,700	65,183
	Central Retail Corp. PCL	259,275	256,003
	CH Karnchang PCL	232,300	113,822
	Charoen Pokphand Foods PCL	451,977	295,278
#	Chularat Hospital PCL	1,586,400	102,698
		Shares	Value»
THAILAND — (Continued)
	CK Power PCL	429,400	$36,979
	Com7 PCL	208,300	136,083
	CP ALL PCL	144,800	223,596
	CP Axtra PCL	73,228	58,169
	Delta Electronics Thailand PCL	175,300	655,911
	Dhipaya Group Holdings PCL	133,200	79,900
	Diamond Building Products PCL	85,800	18,982
	Dohome PCL	74,540	16,269
	Dynasty Ceramic PCL	989,220	46,120
	Eastern Polymer Group PCL	259,000	25,996
	Ekachai Medical Care PCL	97,682	18,855
	Electricity Generating PCL	36,100	119,529
#	Energy Absolute PCL	841,000	77,419
	Erawan Group PCL	614,700	61,333
	Exotic Food PCL	42,200	22,306
	Forth Corp. PCL	108,900	28,943
	Frasers Property Thailand PCL	25,000	6,310
	GFPT PCL	118,400	32,347
*	Global Green Chemicals PCL	9,800	1,193
#	Global Power Synergy PCL	50,831	46,416
	Gulf Energy Development PCL	78,400	134,450
	Gunkul Engineering PCL	948,800	55,787
	Haad Thip PCL	60,800	28,888
	Hana Microelectronics PCL	127,600	89,424
	Heng Leasing & Capital PCL	169,400	5,533
	Home Product Center PCL	856,920	222,659
#	Ichitan Group PCL	223,800	84,403
	Index Livingmall PCL	63,600	28,141
	Indorama Ventures PCL	169,601	115,837
	Intouch Holdings PCL	10,900	31,478
#	IRPC PCL	3,937,200	132,117
	IT City PCL	21,800	2,564
	I-TAIL Corp. PCL	61,200	30,895
#*	Italian-Thai Development PCL	1,448,300	19,784
#	Jasmine International PCL	294,150	17,033
*	Jasmine Technology Solution PCL	12,300	19,724
#	Jaymart Group Holdings PCL	101,700	32,919

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	JMT Network Services PCL	184,980	$80,749
	Karmarts PCL	394,800	113,721
	Kasikornbank PCL (KBANKF TB)	27,800	133,737
	KCE Electronics PCL	207,800	135,757
	KGI Securities Thailand PCL	504,800	62,660
#	Khon Kaen Sugar Industry PCL	625,296	33,238
#	Kiatnakin Phatra Bank PCL	73,700	113,806
	Krung Thai Bank PCL	502,800	341,919
#	Krungthai Card PCL	128,800	194,108
	Lalin Property PCL	23,700	3,976
#	Land & Houses PCL (LHF TB)	1,618,500	221,087
	LH Financial Group PCL	1,555,400	35,565
	Loxley PCL	909,200	36,719
#	LPN Development PCL	565,100	36,918
	Major Cineplex Group PCL	140,100	58,245
*	Malee Group PCL	56,000	14,551
	MBK PCL	284,412	153,713
	MC Group PCL	93,300	27,429
	MCS Steel PCL	101,800	18,743
#	Mega Lifesciences PCL	117,700	110,098
	Minor International PCL	487,446	347,400
	MK Restaurants Group PCL	68,400	35,749
*	Mono Next PCL	199,600	7,765
	Moshi Moshi Retail Corp. PLC	9,100	9,593
	Muangthai Capital PCL	124,500	161,748
	Netbay PCL	27,100	11,910
	Ngern Tid Lor PCL	309,368	152,502
	Noble Development PCL	285,199	18,802
	Nonthavej Hospital PCL	10,100	8,923
	Northeast Rubber PCL	278,200	40,481
	NSL Foods PCL	14,900	11,725
#	Origin Property PCL	315,200	32,011
#	Osotspa PCL	210,800	101,409
#*	Plan B Media PCL	782,564	167,319
*	Platinum Group PCL	367,600	20,522
	Polyplex Thailand PCL	171,000	52,303
	Praram 9 Hospital PCL	83,800	54,996
		Shares	Value»
THAILAND — (Continued)
#	Precious Shipping PCL	252,100	$45,666
	Prima Marine PCL	355,600	77,086
	Property Perfect PCL	2,100,385	8,108
	Pruksa Holding PCL	247,300	47,000
	PTG Energy PCL	374,700	82,896
	PTT Exploration & Production PCL	257,700	975,702
	PTT Global Chemical PCL	250,400	159,869
#	PTT Oil & Retail Business PCL	296,300	102,066
	PTT PCL	1,306,600	1,222,209
	Quality Houses PCL	2,391,732	121,451
	R&B Food Supply PCL	50,900	8,616
*	Rabbit Holdings PCL, Class F	2,875,634	35,865
	Rajthanee Hospital PCL	75,000	42,539
#	Ratch Group PCL	162,300	137,359
	Ratchaphruek Hospital PCL	70,600	11,321
	Ratchthani Leasing PCL	855,510	33,026
	Regional Container Lines PCL	140,400	100,062
	Rojana Industrial Park PCL	322,357	55,042
#*	RS PCL	381,420	12,119
	S Hotels & Resorts PCL	530,400	31,501
	Sabina PCL	76,585	40,481
	Saha Pathana Inter-Holding PCL	18,900	32,552
	Saha Pathanapibul PCL	6,200	10,587
	Sahamitr Pressure Container PCL	69,300	19,036
	Saha-Union PCL	22,400	20,621
	Saksiam Leasing PCL	176,300	21,988
*	Samart Corp. PCL	126,000	24,321
	Sansiri PCL	4,857,500	246,661
#	Sappe PCL	33,800	55,204
	SC Asset Corp. PCL	708,025	56,348
	SCB X PCL	77,300	286,934
††	SCG Ceramics PCL	312,000	1,760
	SCG Packaging PCL	137,700	67,470
	SCGJWD Logistics PCL	77,700	19,382
	Sermsang Power Corp. Co. Ltd.	81,457	12,578
	Siam Cement PCL, NVDR	3,600	16,463
	Siam Cement PCL	70,500	322,405

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam Global House PCL	186,323	$55,330
	Siam Wellness Group PCL	183,000	30,160
	Siamgas & Petrochemicals PCL	221,200	48,608
	Sikarin PCL	215,200	55,278
*	Singer Thailand PCL	51,800	10,383
	Singha Estate PCL	496,000	10,458
	SISB PCL	63,800	48,312
*	SKY ICT PCL	62,300	38,851
	Somboon Advance Technology PCL	74,100	23,545
	SPCG PCL	175,825	42,031
#	Sri Trang Agro-Industry PCL	301,540	140,584
	Sri Trang Gloves Thailand PCL	261,300	63,240
#	Srinanaporn Marketing PCL	160,000	57,966
	Srisawad Capital 1969 PCL	209,300	8,080
	Srisawad Corp. PCL	167,713	184,273
	Srivichai Vejvivat PCL	36,300	8,516
	Star Petroleum Refining PCL	482,813	75,988
*	STP & I PCL	412,920	36,295
#	Supalai PCL	452,400	225,696
*	Super Energy Corp. PCL	5,584,020	36,481
	SVI PCL	101,500	20,496
	TAC Consumer PCL	98,800	12,264
#	Taokaenoi Food & Marketing PCL	197,000	48,263
	Thai Life Insurance PCL	153,300	47,800
	Thai Oil PCL	241,284	186,292
	Thai Stanley Electric PCL (STANLY/F TB)	8,800	56,968
	Thai Union Group PCL	686,200	244,526
	Thai Vegetable Oil PCL	55,450	34,579
#	Thaicom PCL	188,200	63,711
	Thaifoods Group PCL	489,900	45,971
	Thanachart Capital PCL	97,700	144,338
#	Thoresen Thai Agencies PCL	544,900	72,168
	Tipco Asphalt PCL (TASCO/F TB)	132,881	71,422
	TIPCO Foods PCL	96,200	29,139
#	Tisco Financial Group PCL (TISCO/F TB)	37,100	109,620
		Shares	Value»
THAILAND — (Continued)
	Tisco Financial Group PCL (TISCOR TB), NVDR	31,000	$91,596
	TKS Technologies PCL	86,100	14,062
	TMBThanachart Bank PCL	2,923,949	171,920
	TOA Paint Thailand PCL	134,000	48,149
#	TPI Polene PCL	2,384,500	70,809
	TPI Polene Power PCL	801,627	69,986
	TQM Alpha PCL	74,800	42,203
	Triple i Logistics PCL	38,800	5,646
*	True Corp. PCL, NVDR	154,200	53,575
*	True Corp. PCL	709,593	246,540
	TTW PCL	254,500	67,640
	Union Auction PCL	164,600	36,904
	United Paper PCL	73,700	16,852
	Univanich Palm Oil PCL	213,600	61,527
#*	VGI PCL	515,200	46,510
	WHA Corp. PCL	972,900	137,521
	WHA Utilities & Power PCL	205,600	23,689
*	Xspring Capital PCL	1,577,100	44,491
TOTAL THAILAND			20,660,636
TURKEY — (0.2%)
*	Adese Alisveris Merkezleri Ticaret AS	348,713	20,025
	Akbank TAS	545,982	986,784
	Akcansa Cimento AS	2,348	13,646
	Aksa Akrilik Kimya Sanayii AS	254,208	81,838
	Aksa Enerji Uretim AS	23,194	26,581
*	Aksigorta AS	75,104	16,821
	Alarko Holding AS	38,338	92,014
*	Albaraka Turk Katilim Bankasi AS	411,937	82,226
*	Alkim Alkali Kimya AS	53,714	25,974
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	184,337
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	13,237	59,588
	Anadolu Hayat Emeklilik AS	37,705	104,582
*	Arcelik AS	4,722	16,689
	ARD Grup Bilisim Teknolojileri AS	21,045	21,234
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	51,505
	Aygaz AS	2,288	10,143

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Bera Holding AS	237,186	$112,845
	BIM Birlesik Magazalar AS	9,443	144,868
*	Biotrend Cevre VE Enerji Yatirimlari AS	18,642	7,613
	Borusan Yatirim ve Pazarlama AS	421	21,117
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	8,103
	Bursa Cimento Fabrikasi AS	47,810	11,263
	Celebi Hava Servisi AS	350	18,777
*	Cemas Dokum Sanayi AS	180,154	14,776
	Cemtas Celik Makina Sanayi Ve Ticaret AS	34,288	8,572
	Coca-Cola Icecek AS	66,132	105,021
	Deva Holding AS	4,903	9,758
	Dogan Sirketler Grubu Holding AS	492,406	186,341
	Dogus Otomotiv Servis ve Ticaret AS	2,591	13,599
	Eczacibasi Yatirim Holding Ortakligi AS	2,051	10,800
	EGE Endustri VE Ticaret AS	186	49,084
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	51,627
Ω	Enerjisa Enerji AS	30,781	52,502
	Enka Insaat ve Sanayi AS	92,855	125,921
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,914	9,397
#	Eregli Demir ve Celik Fabrikalari TAS	162,654	101,699
	Escar Turizm Tasimacilik Ticaret AS	14,254	18,030
*	Europen Endustri Insaat Sanayi VE Ticaret AS	70,490	8,393
	Ford Otomotiv Sanayi AS	1,638	42,456
	Global Yatirim Holding AS	120,279	58,989
		Shares	Value»
TURKEY — (Continued)
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	$34,937
*	GSD Holding AS	65,759	6,635
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	37,436
*	Is Finansal Kiralama AS	84,577	30,807
	Is Yatirim Menkul Degerler AS	123,776	154,403
	Jantsa Jant Sanayi Ve Ticaret AS	14,466	9,849
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	14,044	12,565
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	38,641	37,699
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	198,891	151,069
	KOC Holding AS	109,375	518,494
	Kocaer Celik Sanayi Ve Ticaret AS	27,412	9,184
*	Konya Cimento Sanayii AS	70	12,385
*	Kordsa Teknik Tekstil AS	17,841	33,835
*	Koza Anadolu Metal Madencilik Isletmeleri AS	19,377	37,522
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	22,284	13,371
*	Margun Enerji Uretim Sanayi VE Ticaret AS	17,170	11,008
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	69,056	136,579
#*	MIA Teknoloji AS	19,115	19,791
	Migros Ticaret AS	4,758	77,519
*Ω	MLP Saglik Hizmetleri AS	5,480	59,986
*	NET Holding AS	46,404	57,305
	Nuh Cimento Sanayi AS	6,465	49,820

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	$18,851
*	Orge Enerji Elektrik Taahhut AS	5,154	12,194
*	Oyak Cimento Fabrikalari AS	68,721	46,491
*	Pegasus Hava Tasimaciligi AS	42,673	278,599
#*	Petkim Petrokimya Holding AS	190,463	92,864
*	Politeknik Metal Sanayi ve Ticaret AS	48	9,083
*	Ral Yatirim Holding AS	1,386	15,574
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,672	22,563
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,551	37,930
*	Sasa Polyester Sanayi AS	4	0
	Sekerbank Turk AS	297,514	33,476
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	121,445
	Sok Marketler Ticaret AS	46,219	50,126
	Suwen Tekstil Sanayi Pazarlama AS	11,684	7,044
*	TAV Havalimanlari Holding AS	10,591	82,020
*	Tekfen Holding AS	67,495	119,860
*	Teknosa Ic Ve Dis Ticaret AS	29,428	23,761
#	Tofas Turk Otomobil Fabrikasi AS	16,778	104,021
*	Tumosan Motor ve Traktor Sanayi AS	5,955	18,576
#*	Turk Altin Isletmeleri AS	30,310	19,058
*	Turk Hava Yollari AO	66,244	584,822
*	Turk Telekomunikasyon AS	70,630	99,490
	Turk Traktor ve Ziraat Makineleri AS	510	9,751
	Turkcell Iletisim Hizmetleri AS	164,166	493,730
#	Turkiye Garanti Bankasi AS	48,988	173,858
#	Turkiye Is Bankasi AS, Class C	1,235,332	487,209
#	Turkiye Petrol Rafinerileri AS	92,661	364,543
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	$51,454
#	Turkiye Sise ve Cam Fabrikalari AS	216,994	229,689
*	Turkiye Vakiflar Bankasi TAO, Class D	70,573	53,934
*	Ulker Biskuvi Sanayi AS	49,077	164,824
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	3,205	6,942
*	Vestel Elektronik Sanayi ve Ticaret AS	32,970	56,289
	Yapi ve Kredi Bankasi AS	587,344	502,572
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	47,147
*	Zorlu Enerji Elektrik Uretim AS	297,691	33,824
TOTAL TURKEY			8,971,351
UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	476,602	1,553,237
	Abu Dhabi Islamic Bank PJSC	386,084	1,638,937
	Abu Dhabi National Hotels	1,632,177	261,263
	Abu Dhabi National Insurance Co. PSC	30,930	52,626
	Abu Dhabi National Oil Co. for Distribution PJSC	622,153	608,953
*	Abu Dhabi Ports Co. PJSC	205,109	276,417
	Abu Dhabi Ship Building Co. PJSC	10,866	18,143
	ADNOC Drilling Co. PJSC	358,586	527,069
	Agility Global PLC	682,622	245,272
	Agthia Group PJSC	116,608	195,784
	Air Arabia PJSC	766,156	643,922
*	Ajman Bank PJSC	257,469	119,017
*	AL Seer Marine Supplies & Equipment Co. LLC	68,709	70,582
	Aldar Properties PJSC	150,742	313,624
	Alpha Dhabi Holding PJSC	19,959	61,926

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Amanat Holdings PJSC	473,891	$139,214
	Americana Restaurants International PLC - Foreign Co.	440,085	281,208
*	Amlak Finance PJSC	316,009	73,869
*††	Arabtec Holding PJSC	67,000	0
*	Aramex PJSC	223,999	172,494
	Burjeel Holdings PLC	329,970	179,429
*	Dana Gas PJSC	2,081,662	430,455
	Deyaar Development PJSC	530,218	134,178
	Dubai Electricity & Water Authority PJSC	452,504	315,408
	Dubai Financial Market PJSC	365,233	146,033
	Dubai Investments PJSC	868,434	512,584
	Dubai Islamic Bank PJSC	619,453	1,296,078
	Emaar Development PJSC	415,278	1,483,189
	Emaar Properties PJSC	1,028,746	3,775,818
	Emirates Central Cooling Systems Corp.	704,662	335,359
	Emirates Driving Co.	104,206	78,746
	Emirates Integrated Telecommunications Co. PJSC	208,587	447,121
	Emirates NBD Bank PJSC	370,341	2,102,101
*	Emirates Reem Investments PJSC	18,399	14,732
	Emirates Telecommunications Group Co. PJSC	196,636	915,049
*	EMSTEEL Building Materials PJSC	689,064	232,418
*	Eshraq Investments PJSC	555,277	53,341
	Fertiglobe PLC	244,774	165,219
	First Abu Dhabi Bank PJSC	368,331	1,457,032
*	Ghitha Holding PJSC	12,206	81,967
*	Gulf Navigation Holding PJSC	41,242	59,233
*	Gulf Pharmaceutical Industries PSC	102,715	43,028
*	Manazel PJSC	560,892	51,522
*	Multiply Group PJSC	754,878	433,349
	National Bank of Ras Al-Khaimah PSC	9,222	16,495
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	National Central Cooling Co. PJSC	102,310	$81,381
*	National Corp. for Tourism & Hotels	86,901	60,047
	Palms Sports PrJSC	10,658	25,545
*	Presight AI Holding PLC	40,192	25,145
	RAK Properties PJSC	448,701	147,482
	Ras Al Khaimah Ceramics	197,957	139,062
	Salik Co. PJSC	294,922	388,787
*	Space42 PLC	314,767	174,718
	Taaleem Holdings PJSC	29,415	33,894
	TECOM Group PJSC	110,219	93,385
*	Union Properties PJSC	961,862	112,221
TOTAL UNITED ARAB EMIRATES			23,295,108
UNITED KINGDOM — (8.3%)
	3i Group PLC	62,197	2,988,150
	4imprint Group PLC	10,160	752,008
	abrdn PLC	621,195	1,188,080
*	Accesso Technology Group PLC	1,225	7,526
*	Accsys Technologies PLC	1,612	869
	Admiral Group PLC	36,517	1,220,051
	Advanced Medical Solutions Group PLC	48,082	124,576
	AG Barr PLC	27,400	206,621
Ω	Airtel Africa PLC	353,354	629,151
	AJ Bell PLC	130,504	716,716
Ω	Alfa Financial Software Holdings PLC	42,001	115,186
*	Alliance Pharma PLC	108,493	81,929
	Anglo American PLC	119,747	3,506,334
	Anglo-Eastern Plantations PLC	7,046	58,815
	Antofagasta PLC	26,624	564,546
*	AO World PLC	69,722	85,004
	Ashmore Group PLC	106,725	224,192
	Ashtead Group PLC	59,713	3,891,610
	Ashtead Technology Holdings PLC	15,209	105,081
#*	ASOS PLC	16,329	85,654
	Associated British Foods PLC	42,973	1,008,342
#*Ω	Aston Martin Lagonda Global Holdings PLC	39,203	50,813
	AstraZeneca PLC (AZN LN)	47,070	6,607,478

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AstraZeneca PLC (AZN US), Sponsored ADR	92,295	$6,530,794
	Atalaya Mining Copper SA	44,749	189,732
*	Auction Technology Group PLC	19,370	147,776
Ω	Auto Trader Group PLC	159,756	1,556,000
	Aviva PLC	261,096	1,654,971
	Avon Technologies PLC	4,262	78,321
	B&M European Value Retail SA	247,748	989,109
	Babcock International Group PLC	187,974	1,251,290
	BAE Systems PLC	101,491	1,534,161
Ω	Bakkavor Group PLC	69,648	114,902
	Balfour Beatty PLC	170,034	978,892
	Bank of Georgia Group PLC	18,144	1,065,081
	Barclays PLC (BARC LN)	1,157,795	4,243,312
	Barratt Redrow PLC	457,114	2,560,621
	Beazley PLC	239,062	2,468,390
	Begbies Traynor Group PLC	13,528	15,552
	Bellway PLC	46,452	1,499,466
	Berkeley Group Holdings PLC	24,000	1,148,274
	Bloomsbury Publishing PLC	23,687	195,398
	Bodycote PLC	55,197	435,021
#*	boohoo Group PLC	178,266	63,700
	BP PLC (BP LN)	266,095	1,376,587
	BP PLC (BP US), Sponsored ADR	344,281	10,693,368
	Braemar PLC	11,607	38,584
	Breedon Group PLC	79,543	428,177
Ω	Bridgepoint Group PLC	42,049	196,604
	British American Tobacco PLC (BATS LN)	137,570	5,458,218
	Brooks Macdonald Group PLC	3,134	57,928
	BT Group PLC	1,939,305	3,398,925
	Bunzl PLC	21,182	901,647
	Burberry Group PLC	59,305	866,760
	Burford Capital Ltd.	49,954	703,336
	Bytes Technology Group PLC (BYI SJ)	18,573	105,529
	Bytes Technology Group PLC (BYIT LN)	76,000	432,623
	C&C Group PLC	105,094	189,054
		Shares	Value»
UNITED KINGDOM — (Continued)
	Capital Ltd.	80,305	$75,450
	Capricorn Energy PLC	30,070	115,928
	Card Factory PLC	119,515	139,624
*	Carnival PLC (CCL LN)	4,905	122,974
	Castings PLC	1,541	5,132
	Central Asia Metals PLC	54,796	102,131
	Centrica PLC	1,621,757	2,850,247
	Chemring Group PLC	38,755	152,502
	Chesnara PLC	56,933	187,952
	Clarkson PLC	5,180	273,904
*	Close Brothers Group PLC	42,193	166,441
Ω	CMC Markets PLC	32,124	88,818
	Coats Group PLC	503,715	597,270
	Coca-Cola HBC AG	19,150	664,780
	Cohort PLC	4,887	69,591
	Compass Group PLC	102,564	3,533,766
	Computacenter PLC	27,107	781,048
	Conduit Holdings Ltd.	20,557	115,697
Ω	ConvaTec Group PLC	173,830	529,997
	Costain Group PLC	67,870	80,020
	Cranswick PLC	13,296	828,085
	Crest Nicholson Holdings PLC	104,000	230,443
	Croda International PLC	7,087	291,916
*	Currys PLC	527,609	610,634
	CVS Group PLC	20,708	251,156
	DCC PLC	27,217	1,876,669
*	De La Rue PLC	47,772	67,484
	DFS Furniture PLC	79,112	130,630
#	Diageo PLC (DEO US), Sponsored ADR	17,152	2,057,725
	Diageo PLC (DGE LN)	34,410	1,025,088
	Diploma PLC	10,829	606,345
	Direct Line Insurance Group PLC	437,042	1,447,949
	DiscoverIE Group PLC	19,238	151,511
	Diversified Energy Co. PLC (DEC LN)	8,438	135,461
	Domino's Pizza Group PLC	87,880	326,913
	dotdigital group PLC	52,815	56,782
	Dowlais Group PLC	425,460	376,420
	Dr. Martens PLC	55,801	49,520
	Drax Group PLC	155,871	1,201,314
	DS Smith PLC	434,940	3,119,082
	Dunelm Group PLC	43,470	531,122
	easyJet PLC	69,018	435,934
	Ecora Resources PLC	55,621	42,656

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	EKF Diagnostics Holdings PLC	10,269	$3,173
	Elementis PLC	141,938	275,023
	Energean PLC	61,762	707,672
*	EnQuest PLC	686,836	100,806
	Entain PLC	133,950	1,163,078
	Epwin Group PLC	22,733	26,170
	Essentra PLC	68,719	105,907
*††	Evraz PLC	100,308	0
	Experian PLC	76,607	3,773,632
	FDM Group Holdings PLC	28,866	84,265
	Firstgroup PLC	307,314	619,548
	Flowtech Fluidpower PLC	12,279	10,535
*	Flutter Entertainment PLC	6,666	1,787,587
	Foresight Group Holdings Ltd.	22,346	108,804
Ω	Forterra PLC	51,264	101,608
	Foxtons Group PLC	89,171	74,359
*	Frasers Group PLC	33,822	265,555
	Fresnillo PLC	44,710	382,689
	Fuller Smith & Turner PLC, Class A	14,301	97,581
#*	Fund Technologies PLC	3,342	77,000
*Ω	Funding Circle Holdings PLC	61,038	95,377
	Future PLC	44,099	498,927
	Galliford Try Holdings PLC	20,826	96,461
	Games Workshop Group PLC	11,804	2,121,754
*	Gaming Realms PLC	58,159	25,851
	Gamma Communications PLC	17,469	289,077
	GB Group PLC	77,440	335,476
*	Genel Energy PLC	63,993	51,169
	Genuit Group PLC	71,508	346,128
	Genus PLC	1,101	26,362
*	Georgia Capital PLC	14,057	209,959
	Glencore PLC	662,854	2,863,825
	Gooch & Housego PLC	9,024	49,418
	Goodwin PLC	208	18,938
††	Gracell Biotechnologies, Inc., ADR	16,505	1,816
	Grafton Group PLC, CDI	62,669	717,193
	Grainger PLC	278,315	731,794
	Greencore Group PLC	162,456	389,220
	Greggs PLC	41,462	1,105,942
*	Griffin Mining Ltd.	14,013	25,660
	GSK PLC (GSK LN)	149,747	2,608,536
		Shares	Value»
UNITED KINGDOM — (Continued)
#	GSK PLC (GSK US), Sponsored ADR	112,261	$3,959,445
	Gulf Keystone Petroleum Ltd.	100,579	212,438
*	Gulf Marine Services PLC	49,766	10,579
*Ω	Gym Group PLC	51,692	87,747
	H&T Group PLC	11,660	49,763
	Haleon PLC (HLN LN)	442,530	2,062,726
#	Haleon PLC (HLN US), ADR	7,340	69,510
	Halfords Group PLC	49,448	86,753
	Halma PLC	17,692	662,765
	Harbour Energy PLC	232,426	670,966
	Hargreaves Lansdown PLC	93,133	1,269,207
	Hargreaves Services PLC	7,815	61,671
	Harworth Group PLC	45,760	99,028
	Hays PLC	364,250	343,999
	Headlam Group PLC	18,512	29,732
	Helical PLC	54,773	121,843
*	Helios Towers PLC	150,788	176,202
	Henry Boot PLC	27,912	70,828
	Hikma Pharmaceuticals PLC	32,924	933,379
	Hill & Smith PLC	21,306	522,154
	Hilton Food Group PLC	21,966	240,420
	Hiscox Ltd.	106,599	1,437,891
*	Hochschild Mining PLC	136,754	297,228
	Hollywood Bowl Group PLC	66,226	230,093
*Ω	Hostelworld Group PLC	15,138	24,373
	Howden Joinery Group PLC	194,268	1,963,570
	HSBC Holdings PLC (HSBA LN)	462,320	4,828,524
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	138,463	7,259,615
	Hunting PLC	60,729	260,553
Ω	Ibstock PLC	102,115	213,037
	IDOX PLC	32,237	25,173
	IG Group Holdings PLC	122,833	1,549,624
	IMI PLC	98,926	2,447,658
	Impax Asset Management Group PLC	26,454	72,246
	Imperial Brands PLC	122,389	4,127,893
	Inchcape PLC	148,308	1,234,690
*	Indivior PLC	14,579	172,020

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Informa PLC	137,023	$1,462,089
	IntegraFin Holdings PLC	86,782	389,081
	InterContinental Hotels Group PLC (IHG LN)	2,901	386,795
#	InterContinental Hotels Group PLC (IHG US), ADR	13,252	1,785,365
	Intermediate Capital Group PLC	53,725	1,565,462
	International Distribution Services PLC	293,304	1,323,918
	International Personal Finance PLC	88,750	141,191
	International Workplace Group PLC	241,253	512,466
	Intertek Group PLC	27,973	1,764,217
	Investec PLC	165,436	1,062,870
	iomart Group PLC	17,289	15,271
*	IP Group PLC	249,822	162,626
#*	IQE PLC	250,080	45,864
#*	ITM Power PLC	11,679	5,271
	ITV PLC	946,743	868,309
	J D Wetherspoon PLC	32,691	252,234
	J Sainsbury PLC	505,272	1,586,931
*	James Fisher & Sons PLC	13,516	51,364
	James Halstead PLC	29,041	61,806
	JD Sports Fashion PLC	459,254	503,985
	JET2 PLC	20,824	393,395
*	John Wood Group PLC	265,664	237,429
	Johnson Matthey PLC	42,884	758,132
	Johnson Service Group PLC	113,318	190,654
	Jupiter Fund Management PLC	98,687	97,775
	Just Group PLC	331,163	678,384
	Kainos Group PLC	22,073	224,715
	Keller Group PLC	53,847	910,462
	Kier Group PLC	140,860	260,761
	Kingfisher PLC	526,024	1,598,074
	Kitwave Group PLC	9,363	33,237
	Knights Group Holdings PLC	8,396	11,932
	Lancashire Holdings Ltd.	77,881	626,595
	Learning Technologies Group PLC	4,309	4,878
	Legal & General Group PLC	718,816	2,146,482
		Shares	Value»
UNITED KINGDOM — (Continued)
	Liontrust Asset Management PLC	19,640	$108,767
	Lloyds Banking Group PLC (LLOY LN)	6,682,958	5,138,287
	Lloyds Banking Group PLC (LYG US), ADR	43,364	132,260
	London Investment Group PLC	2,223	10,049
	London Stock Exchange Group PLC	7,836	1,166,059
	LSL Property Services PLC	21,252	77,237
Ω	Luceco PLC	17,334	33,780
	M&C Saatchi PLC	26,191	59,204
	M&G PLC	546,606	1,408,132
	Macfarlane Group PLC	47,125	63,459
	Man Group PLC	303,426	801,890
	Marks & Spencer Group PLC	817,287	3,385,693
	Marshalls PLC	64,748	209,154
*	Marston's PLC	396,627	199,542
*	McBride PLC	53,087	90,072
	Me Group International PLC	106,144	281,133
	Mears Group PLC	43,229	190,429
	Melrose Industries PLC	131,457	992,119
*	Metro Bank Holdings PLC	34,840	43,972
	Midwich Group PLC	19,506	64,282
*	Mitchells & Butlers PLC	120,118	343,563
	Mitie Group PLC	362,970	519,762
	MJ Gleeson PLC	17,134	103,201
*	Mobico Group PLC	126,056	114,285
	Mondi PLC	92,757	1,443,833
	MONY Group PLC	181,767	435,280
*	Moonpig Group PLC	51,732	145,507
	Morgan Advanced Materials PLC	86,536	291,833
	Morgan Sindall Group PLC	10,550	479,527
	MP Evans Group PLC	12,136	155,249
*	N Brown Group PLC	24,360	11,904
	National Grid PLC (NG LN)	77,407	939,043
#	National Grid PLC (NGG US), Sponsored ADR	24,845	1,525,483
	NatWest Group PLC (NWG LN)	555,405	2,961,225

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	NatWest Group PLC (NWG US), Sponsored ADR	158,532	$1,708,980
	NCC Group PLC	87,564	155,788
	Next 15 Group PLC	31,599	132,459
	Next PLC	15,976	1,963,604
*	Nexxen International Ltd. (NEXN US), ADR	968	9,273
	Ninety One PLC	130,370	241,043
	Norcros PLC	29,191	83,936
*	Ocado Group PLC	28,835	106,797
Ω	On the Beach Group PLC	24,136	76,852
	OSB Group PLC	153,961	801,070
	Oxford Instruments PLC	14,863	384,717
*	Oxford Nanopore Technologies PLC	26,379	47,572
	Pagegroup PLC	113,363	458,248
	Pan African Resources PLC	656,500	325,109
	Paragon Banking Group PLC	89,126	888,494
	PayPoint PLC	10,409	91,891
#	Pearson PLC (PSO US), Sponsored ADR	74,421	1,240,598
	Pennon Group PLC	56,953	407,089
	Persimmon PLC	81,557	1,273,544
*	Petra Diamonds Ltd.	23,432	7,948
	Pets at Home Group PLC	122,390	342,927
	Pharos Energy PLC	34,521	10,311
	Phoenix Group Holdings PLC	87,770	565,678
*	Phoenix Spree Deutschland Ltd.	14,613	29,120
	Pinewood Technologies Group PLC	25,427	107,597
*	Playtech PLC	54,204	493,665
	Plus500 Ltd.	34,070	1,194,348
	Polar Capital Holdings PLC	33,728	209,128
	Pollen Street Group Ltd.	2,712	26,498
	Porvair PLC	4,392	37,238
#	PPHE Hotel Group Ltd.	4,166	67,230
	Premier Foods PLC	262,916	611,825
	Prudential PLC (PRU LN)	101,805	847,214
	Prudential PLC (PUK US), ADR	34,364	571,473
*	PureTech Health PLC (PRTC LN)	64,889	119,830
		Shares	Value»
UNITED KINGDOM — (Continued)
	PZ Cussons PLC	37,864	$36,596
	QinetiQ Group PLC	120,356	552,519
Ω	Quilter PLC	368,383	737,543
	Rank Group PLC	58,950	65,051
	Rathbones Group PLC	13,811	297,153
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	169,851	185,276
	Reckitt Benckiser Group PLC	81,198	5,369,521
	Record PLC	26,759	18,495
	RELX PLC (REL LN)	38,132	1,893,499
	RELX PLC (RELX US), Sponsored ADR	40,644	2,027,709
	RELX PLC (REN NA)	48,598	2,413,025
	Renew Holdings PLC	14,848	134,507
	Renewi PLC	26,731	265,161
	Renishaw PLC	1,962	87,282
	Renold PLC	76,389	49,404
	Rentokil Initial PLC	191,740	939,055
	RHI Magnesita NV	6,366	275,159
	Ricardo PLC	11,713	36,476
	Rightmove PLC	260,241	2,141,507
	Rio Tinto PLC (RIO LN)	2,919	175,788
	Rio Tinto PLC (RIO US), Sponsored ADR	114,867	6,939,115
	Robert Walters PLC	14,202	51,013
#*	Rockhopper Exploration PLC	200,148	82,448
*	Rolls-Royce Holdings PLC	591,139	4,407,618
	Rotork PLC	200,906	866,504
	RS Group PLC	89,755	722,154
	RWS Holdings PLC	89,535	151,550
	S&U PLC	1,185	24,298
#*	S4 Capital PLC	21,078	9,751
Ω	Sabre Insurance Group PLC	54,083	88,504
*	Saga PLC	40,900	62,588
	Sage Group PLC	95,020	1,579,183
*††	Savannah Energy PLC	205,545	28,034
	Savills PLC	49,686	656,068
	Schroders PLC	121,231	529,416
	Secure Trust Bank PLC	4,722	25,817
	Senior PLC	99,878	203,444
	Serco Group PLC	393,560	753,148
	Severfield PLC	94,328	57,174
	Severn Trent PLC	29,182	911,392
	Shell PLC (SHEL LN)	33,667	1,105,448
	Shell PLC (SHEL US), ADR	431,715	28,428,436
*	SIG PLC	245,058	44,423

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Sigmaroc PLC	100,353	$90,460
	Smith & Nephew PLC (SN LN)	35,305	447,707
	Smith & Nephew PLC (SNN US), Sponsored ADR	11,193	284,078
	Smiths Group PLC	37,720	960,735
	Softcat PLC	48,702	965,570
*	SolGold PLC	234,479	20,866
	Spectris PLC	17,884	668,528
	Speedy Hire PLC	195,133	66,271
	Spirax Group PLC	7,158	711,687
Ω	Spire Healthcare Group PLC	93,859	272,109
*	Spirent Communications PLC	77,583	177,115
	SSE PLC	126,645	2,551,329
	SSP Group PLC	145,468	327,726
	St. James's Place PLC	87,682	1,138,606
	Standard Chartered PLC	310,696	4,178,710
	SThree PLC	43,306	135,989
*	Strix Group PLC	55,971	33,376
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	15,291
*	Synthomer PLC	46,565	89,583
	Tate & Lyle PLC	116,411	948,883
	Tatton Asset Management PLC	8,599	70,322
	Taylor Wimpey PLC	978,939	1,449,805
	TBC Bank Group PLC	15,540	643,192
	Team Internet Group PLC	39,440	52,616
	Telecom Plus PLC	27,579	571,081
	Tesco PLC	1,215,906	5,596,072
*	THG PLC	151,339	76,330
Ω	TI Fluid Systems PLC	131,220	316,846
	Topps Tiles PLC	69,344	32,257
	TP ICAP Group PLC	301,553	1,019,835
*Ω	Trainline PLC	83,879	368,383
	Travis Perkins PLC	96,019	844,864
	Treatt PLC	8,368	43,446
	Trifast PLC	24,484	23,061
	TT Electronics PLC	65,123	73,490
#*	Tullow Oil PLC	278,819	62,218
	Ultimate Products PLC	6,327	7,930
	Unilever PLC (UL US), Sponsored ADR	127,916	7,339,820
	Unilever PLC (ULVR LN)	15,104	865,112
	Unilever PLC (UNA NA)	15,026	860,133
		Shares	Value»
UNITED KINGDOM — (Continued)
	United Utilities Group PLC	81,690	$1,032,163
	Vanquis Banking Group PLC	77,415	50,174
	Vertu Motors PLC	104,508	69,112
	Vesuvius PLC	88,954	452,394
	Victorian Plumbing Group PLC	23,086	30,426
	Victrex PLC	15,200	186,388
*	Videndum PLC	15,306	18,919
*	Vistry Group PLC	122,422	901,225
	Vodafone Group PLC (VOD LN)	2,568,065	2,187,850
#	Volex PLC	26,053	93,570
	Volution Group PLC	35,726	234,674
	Vp PLC	1,242	9,193
#*	WAG Payment Solutions PLC	17,824	16,759
*Ω	Watches of Switzerland Group PLC	76,240	539,400
*	Watkin Jones PLC	69,828	27,996
	Weir Group PLC	36,595	1,091,657
	WH Smith PLC	42,707	691,061
	Whitbread PLC	43,370	1,504,357
	Wickes Group PLC	91,550	209,391
	Wilmington PLC	8,381	40,226
*	Wise PLC, Class A	13,801	190,143
*Ω	Wizz Air Holdings PLC	1,105	17,478
	WPP PLC (WPP LN)	69,892	664,404
	WPP PLC (WPP US), Sponsored ADR	14,579	692,211
*	Xaar PLC	14,848	14,840
	XPS Pensions Group PLC	39,143	168,517
	Young & Co.'s Brewery PLC (YNGA LN), Class A	6,162	59,782
	Young & Co.'s Brewery PLC (YNGN LN)	4,565	32,292
	Zigup PLC	94,490	357,608
	Zotefoams PLC	4,323	16,325
TOTAL UNITED KINGDOM			337,664,712
UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	21,109	224,467
	Alcoa Corp., CDI	6,688	230,753
*	Gran Tierra Energy, Inc.	437	2,522
*	Gran Tierra Energy, Inc. (GTE CN)	13,205	75,048

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
	Smurfit WestRock PLC	30,168	$1,601,619
TOTAL UNITED STATES			2,134,409
TOTAL COMMON STOCKS			3,970,850,704
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.2%)
*	Alpargatas SA	51,093	54,205
	Banco ABC Brasil SA, 8.156%	34,146	117,851
Ω	Banco BMG SA, 9.788%	88,887	57,493
	Banco Bradesco SA, 9.216%	282,863	585,179
	Banco do Estado do Rio Grande do Sul SA, 9.604%	79,980	141,784
	Banco Mercantil do Brasil SA, 5.771%	3,501	22,855
	Banco Pan SA, 3.500%	79,299	93,627
	Banco Pine SA, 10.738%	35,036	26,679
*	Braskem SA	25,500	60,259
	Centrais Eletricas Brasileiras SA, 9.184%	14,000	95,105
	Centrais Eletricas de Santa Catarina SA, 7.823%	1,700	23,266
	Cia de Ferro Ligas da Bahia FERBASA, 6.755%	44,272	59,014
	Cia De Sanena Do Parana, 6.145%	205,398	180,653
	Cia Energetica de Minas Gerais, 12.126%	292,281	548,147
	Cia Energetica do Ceara, 3.969%	3,900	16,617
	Cia Paranaense de Energia - Copel Class B, 4.376%	171,936	285,381
	Energisa SA, 5.739%	193	230
	Eucatex SA Industria e Comercio, 10.332%	26,314	60,381
	Gerdau SA, 4.549%	60,750	179,005
	Isa Energia Brasil SA, 3.307%	73,168	297,978
	Itau Unibanco Holding SA, 7.138%	136,948	792,295
	Klabin SA, 6.025%	3	2
		Shares	Value»

BRAZIL — (Continued)
	Marcopolo SA, 6.623%	131,936	$188,059
	Petroleo Brasileiro SA, 16.113%	742,084	4,785,918
	Raizen SA, 1.381%	392,743	127,687
	Randon SA Implementos e Participacoes, 3.992%	71,363	111,244
	Schulz SA, 7.640%	27,962	29,761
	Taurus Armas SA, 3.765%	20,900	28,825
	Unipar Carbocloro SA, 8.335%	7,118	59,730
	Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.137%	189,393	178,567
TOTAL BRAZIL			9,207,797
CHILE — (0.0%)
	Embotelladora Andina SA, 8.954%	47,804	159,586
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 4.663%	235,543	30,752
	Grupo de Inversiones Suramericana SA, 4.888%	11,420	77,781
TOTAL COLOMBIA			108,533
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.168%	9,853	748,660
#Ω	Dr. Ing hc F Porsche AG, 3.772%	11,745	747,795
	Draegerwerk AG & Co. KGaA, 3.203%	2,818	165,935
	Einhell Germany AG, 1.549%	1,782	117,150
	FUCHS SE, 2.538%	24,279	1,103,553
	Henkel AG & Co. KGaA, 2.202%	21,317	1,862,756
	Jungheinrich AG, 3.012%	19,888	514,010
	Porsche Automobil Holding SE, 6.716%	35,499	1,402,950
#	Sartorius AG, 0.266%	362	104,463
	Sixt SE, 6.667%	6,464	396,585
	STO SE & Co. KGaA, 4.456%	1,089	129,227
	Villeroy & Boch AG, 6.885%	2,636	41,652

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Volkswagen AG, 9.258%	34,480	$3,515,784
TOTAL GERMANY			10,850,520
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	34,866
TOTAL PREFERRED STOCKS			20,361,302
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	7,729	53
*	Imugene Ltd. Warrants 08/31/2026	22,893	228
*	Panoramic Resources Ltd.	87,701	0
*	Silver Mines Ltd. Rights 06/17/26	9,517	0
TOTAL AUSTRALIA			281
BELGIUM — (0.0%)
#*	Gimv NV Rights 02/06/2025	8,122	7,415
BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	68	35
*	Diagnosticos da America SA Warrants 04/30/2025	97	9
*	Empreendimentos Pague Menos SA Rights 02/20/2025	6,686	137
*	Equatorial Energia SA Rights 02/13/2025	423	344
*	Smartfit Escola de Ginastica e Danca SA Rights 02/04/2025	775	448
TOTAL BRAZIL			973
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,541	0
		Shares	Value»

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	38,819	$426
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	6,942	0
SOUTH KOREA — (0.0%)
*	Hyundai Motor Securities Co. Ltd. Rights 02/27/2025	5,786	4,022
SPAIN — (0.0%)
#*	ACS Actividades de Construccion y Servicios SA Rights 02/07/2025	59,013	29,141
TAIWAN — (0.0%)
*	Career Technology Co. Ltd. Rights 02/10/2025	7,910	193
*	CCP Contact Probes Co. Ltd. Rights	5,075	752
*	Hwang Chang General Contractor Co. Ltd. Rights	2,302	1,470
*	Leader Electronics, Inc. Rights	1,754	0
*	Sun Yad Construction Co. Ltd. Rights 02/18/2025	8,284	418
TOTAL TAIWAN			2,833
THAILAND — (0.0%)
*	Better World Green PCL Warrants	293,033	0
*	Better World Green PCL Warrants 08/13/2025	293,033	174
*	Energy Absolute PCL Warrants 02/28/2028	140,166	0
*	Jasmine International PCL Warrants 10/10/2031	756,525	8,986
*	Northeast Rubber PCL Warrants 05/15/2026	46,367	730
*	Thoresen Thai Agencies PCL Rights	272,450	0

World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* VGI PCL Warrants 09/03/2025	122,415	$4,980
TOTAL THAILAND		14,870
TOTAL RIGHTS/WARRANTS		59,961
TOTAL INVESTMENT SECURITIES (Cost $3,088,183,908)		3,991,271,967

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	7,830,412	$90,582,206
TOTAL INVESTMENTS — (100.0%)
(Cost $3,178,759,386)^^			$4,081,854,173
As of January 31, 2025, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	109	03/21/25	$33,254,181	$33,066,512	$(187,669)
Total Futures Contracts			$33,254,181	$33,066,512	$(187,669)
As of January 31, 2025, the value of Rule 144A securities amounted to $108,239,333 or 2.6% of net assets.
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$3,165,860	$178,715,527	$15,095	$181,896,482
Austria	—	14,521,231	—	14,521,231
Belgium	673,908	28,863,103	—	29,537,011
Brazil	39,593,488	1,173	—	39,594,661
Canada	305,789,453	561,097	—	306,350,550
Chile	856,270	5,019,668	—	5,875,938
China	21,441,961	294,728,536	69,142	316,239,639
Colombia	1,192,232	51,362	—	1,243,594
Czech Republic	—	1,537,469	—	1,537,469
Denmark	—	75,502,712	—	75,502,712
Egypt	86,980	141,220	—	228,200
Finland	520,725	45,703,295	—	46,224,020
France	1,711,709	211,865,696	—	213,577,405
Germany	3,833,104	206,042,286	—	209,875,390
Greece	—	6,051,623	—	6,051,623
Hong Kong	—	41,210,492	20,718	41,231,210
Hungary	—	2,659,769	—	2,659,769
India	8,879,488	237,169,011	—	246,048,499
Indonesia	69,110	21,489,573	17,174	21,575,857
Ireland	—	12,279,249	—	12,279,249
Israel	1,899,628	25,856,265	—	27,755,893
Italy	29,767	81,351,810	—	81,381,577
Japan	1,387,743	622,788,452	—	624,176,195
Kuwait	—	9,515,792	—	9,515,792

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Malaysia	—	$21,530,788	$24	$21,530,812
Mexico	$22,856,293	742,762	—	23,599,055
Netherlands	19,331,071	73,314,149	—	92,645,220
New Zealand	—	8,520,276	—	8,520,276
Norway	178,935	21,416,586	13,403	21,608,924
Peru	428,426	—	—	428,426
Philippines	19,037	7,578,731	2,865	7,600,633
Poland	—	14,595,214	—	14,595,214
Portugal	—	9,218,998	—	9,218,998
Qatar	—	10,244,640	—	10,244,640
Saudi Arabia	37,669	45,247,615	—	45,285,284
Singapore	17,182	29,827,719	—	29,844,901
South Africa	2,587,971	35,998,141	—	38,586,112
South Korea	363,289	122,663,750	27,253	123,054,292
Spain	372,649	67,157,657	—	67,530,306
Sweden	27,459	80,368,950	—	80,396,409
Switzerland	25,568,815	191,365,877	—	216,934,692
Taiwan	21,789,768	229,826,420	4,140	251,620,328
Thailand	373,809	20,285,067	1,760	20,660,636
Turkey	—	8,971,351	—	8,971,351
United Arab Emirates	—	23,295,108	—	23,295,108
United Kingdom	83,255,258	254,379,604	29,850	337,664,712
United States	1,676,667	457,742	—	2,134,409
Preferred Stocks
Brazil	9,207,797	—	—	9,207,797
Chile	—	159,586	—	159,586
Colombia	108,533	—	—	108,533
Germany	—	10,850,520	—	10,850,520
Philippines	—	34,866	—	34,866
Rights/Warrants
Australia	—	281	—	281
Belgium	—	7,415	—	7,415
Brazil	—	973	—	973
Hong Kong	—	426	—	426
South Korea	—	4,022	—	4,022
Spain	—	29,141	—	29,141
Taiwan	—	2,833	—	2,833
Thailand	—	14,870	—	14,870
Securities Lending Collateral	—	90,582,206	—	90,582,206
Total Investments in Securities	$579,332,054	$3,502,320,695	$201,424˂˃	$4,081,854,173
Financial Instruments
Liabilities
Futures Contracts**	(187,669)	—	—	(187,669)
Total Financial Instruments	$(187,669)	—	—	$(187,669)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (60.7%)
U.S. Core Equity 2 Portfolio	4,782,182	$190,091,728
INTERNATIONAL EQUITIES — (39.3%)
International Core Equity Portfolio	4,525,457	72,316,793
Emerging Markets Core Equity Portfolio	2,176,207	50,879,726
TOTAL INTERNATIONAL EQUITIES		123,196,519
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $161,741,825)^^		$313,288,247
As of January 31, 2025, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	267,810	CHF	243,000	State Street Bank and Trust	02/10/25	$818
USD	4,746,848	CHF	4,295,000	UBS AG	02/10/25	27,792
USD	1,992,611	DKK	13,988,000	Citibank, N.A.	02/12/25	47,174
USD	46,421	ILS	166,000	Barclays Capital	02/28/25	9
USD	33,618	ILS	120,000	UBS AG	02/28/25	67
USD	14,946,972	JPY	2,293,121,000	State Street Bank and Trust	03/03/25	115,811
USD	488,454	HKD	3,800,000	Citibank, N.A.	03/19/25	248
USD	9,305,552	HKD	72,255,000	HSBC Bank	03/19/25	22,573
USD	17,024,972	EUR	16,354,000	Bank of New York Mellon	03/28/25	17,239
USD	952,010	EUR	911,000	UBS AG	03/28/25	4,593
USD	94,956	SEK	1,041,000	Citibank, N.A.	04/01/25	751
USD	4,324,406	CAD	6,201,000	Citibank, N.A.	04/15/25	44,466
USD	672,628	SGD	910,000	Citibank, N.A.	04/22/25	914
USD	4,206,828	AUD	6,750,000	Australia and New Zealand Bank	04/29/25	8,386
Total Appreciation						$290,841
AUD	6,548,000	USD	4,079,208	Australia and New Zealand Bank	02/03/25	$(8,316)
USD	14,764,519	JPY	2,322,243,000	State Street Bank and Trust	02/03/25	(208,517)
USD	4,069,654	AUD	6,548,000	State Street Bank and Trust	02/03/25	(1,237)
JPY	2,322,243,000	USD	15,088,220	State Street Bank and Trust	02/03/25	(115,184)
DKK	1,461,000	USD	204,181	Citibank, N.A.	02/12/25	(987)
USD	561,200	ILS	2,036,000	HSBC Bank	02/28/25	(8,050)
HKD	3,704,000	USD	476,184	State Street Bank and Trust	03/19/25	(311)
USD	195,849	NZD	349,000	Royal Bank of Canada	03/28/25	(1,181)
USD	1,737,539	SEK	19,202,000	Bank of New York Mellon	04/01/25	(135)
Total (Depreciation)						$(343,918)
Total Appreciation (Depreciation)						$(53,077)

Selectively Hedged Global Equity Portfolio
CONTINUED
As of January 31, 2025, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	10	03/21/25	$3,070,819	$3,033,625	$(37,194)
Total Futures Contracts			$3,070,819	$3,033,625	$(37,194)
Summary of the Portfolio's investments as of January 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$313,288,247	—	—	$313,288,247
Total Investments in Securities	$313,288,247	—	—	$313,288,247
Financial Instruments
Assets
Forward Currency Contracts**	—	$290,841	—	290,841
Liabilities
Forward Currency Contracts**	—	(343,918)	—	(343,918)
Futures Contracts**	(37,194)	—	—	(37,194)
Total Financial Instruments	$(37,194)	$(53,077)	—	$(90,271)
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2025, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2025, the DFA Commodity Strategy Portfolio held $239,175,329 in the Subsidiary, representing 22.46% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$249,126
U.S. Large Cap Value Portfolio	15,785,226
U.S. Targeted Value Portfolio	10,293,501
U.S. Small Cap Value Portfolio	13,151,452
U.S. Core Equity 1 Portfolio	12,237,422
U.S. Core Equity 2 Portfolio	12,922,669
U.S. Vector Equity Portfolio	3,195,147
U.S. Small Cap Portfolio	11,189,290
U.S. Micro Cap Portfolio	4,610,740
DFA Real Estate Securities Portfolio	4,349,541
Large Cap International Portfolio	4,129,016
International Core Equity Portfolio	24,067,059
International Small Company Portfolio	9,856,127
Global Small Company Portfolio	71,942
Japanese Small Company Portfolio	176,570
Asia Pacific Small Company Portfolio	153,616
United Kingdom Small Company Portfolio	19,357
Continental Small Company Portfolio	12,041
DFA International Real Estate Securities Portfolio	3,649,751
DFA Global Real Estate Securities Portfolio	6,804,110
DFA International Small Cap Value Portfolio	8,971,359
International Vector Equity Portfolio	2,635,433
World ex U.S. Value Portfolio	224,067
World ex U.S. Targeted Value Portfolio	595,056
World ex U.S. Core Equity Portfolio	3,244,841
Selectively Hedged Global Equity Portfolio	166,176
Emerging Markets Portfolio	2,877,313
Emerging Markets Small Cap Portfolio	2,682,797
Emerging Markets Value Portfolio	9,195,611
Emerging Markets Core Equity Portfolio	19,874,297
U.S. Large Cap Equity Portfolio	1,026,458
DFA Commodity Strategy Portfolio	2,762,516
DFA One-Year Fixed Income Portfolio	4,767,592

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,496,880
DFA Selectively Hedged Global Fixed Income Portfolio	1,009,712
DFA Short-Term Government Portfolio	1,690,033
DFA Five-Year Global Fixed Income Portfolio	9,369,867
DFA World ex U.S. Government Fixed Income Portfolio	1,094,024
DFA Intermediate Government Fixed Income Portfolio	6,277,766
DFA Short-Term Extended Quality Portfolio	5,661,471
DFA Intermediate-Term Extended Quality Portfolio	1,976,969
DFA Targeted Credit Portfolio	854,989
DFA Investment Grade Portfolio	12,748,947
DFA Inflation-Protected Securities Portfolio	5,537,317
DFA Short-Term Municipal Bond Portfolio	1,559,640
DFA Intermediate-Term Municipal Bond Portfolio	1,367,600
DFA Selective State Municipal Bond Portfolio	445,942
DFA Short-Term Selective State Municipal Bond Portfolio	189,206
DFA California Short-Term Municipal Bond Portfolio	704,645
DFA California Intermediate-Term Municipal Bond Portfolio	423,406
DFA NY Municipal Bond Portfolio	146,141
Dimensional Retirement Income Fund	45,743
Dimensional 2045 Target Date Retirement Income Fund	139,293
Dimensional 2050 Target Date Retirement Income Fund	121,636
Dimensional 2055 Target Date Retirement Income Fund	85,775
Dimensional 2060 Target Date Retirement Income Fund	70,922
Dimensional 2065 Target Date Retirement Income Fund	25,790
Dimensional 2070 Target Date Retirement Income Fund	10
Dimensional 2010 Target Date Retirement Income Fund	12,594
Dimensional 2015 Target Date Retirement Income Fund	24,131
Dimensional 2020 Target Date Retirement Income Fund	67,568
Dimensional 2025 Target Date Retirement Income Fund	135,176
Dimensional 2030 Target Date Retirement Income Fund	176,412
Dimensional 2035 Target Date Retirement Income Fund	170,128
Dimensional 2040 Target Date Retirement Income Fund	156,410
DFA Short-Duration Real Return Portfolio	1,929,109
DFA Municipal Real Return Portfolio	1,624,160
DFA Municipal Bond Portfolio	516,289
World Core Equity Portfolio	658,740
DFA LTIP Portfolio	537,136
U.S. Social Core Equity 2 Portfolio	905,701
U.S. Sustainability Core 1 Portfolio	4,003,544
U.S. Sustainability Targeted Value Portfolio	396,727
International Sustainability Core 1 Portfolio	2,751,371
International Social Core Equity Portfolio	1,241,419
Global Social Core Equity Portfolio	46,999
Emerging Markets Social Core Equity Portfolio	1,269,514
Dimensional VA U.S. Targeted Value Portfolio	599,848
Dimensional VA U.S. Large Value Portfolio	430,744
Dimensional VA International Value Portfolio	460,024
Dimensional VA International Small Portfolio	316,823

Federal Tax Cost
Dimensional VA Short-Term Fixed Portfolio	$396,118
Dimensional VA Global Bond Portfolio	335,780
Dimensional VIT Inflation-Protected Securities Portfolio	216,845
Dimensional VA Global Moderate Allocation Portfolio	167,417
U.S. Large Cap Growth Portfolio	2,000,400
U.S. Small Cap Growth Portfolio	1,116,065
International Large Cap Growth Portfolio	722,206
International Small Cap Growth Portfolio	228,187
DFA Social Fixed Income Portfolio	659,199
DFA Diversified Fixed Income Portfolio	1,823,968
U.S. High Relative Profitability Portfolio	3,409,585
International High Relative Profitability Portfolio	1,285,930
Dimensional VA Equity Allocation Portfolio	149,083
DFA MN Municipal Bond Portfolio	26,133
DFA California Municipal Real Return Portfolio	335,639
DFA Global Core Plus Fixed Income Portfolio	2,853,157
Emerging Markets Sustainability Core 1 Portfolio	927,559
Emerging Markets Targeted Value Portfolio	225,734
DFA Global Sustainability Fixed Income Portfolio	763,080
DFA Oregon Municipal Bond Portfolio	72,344
DFA Global Core Plus Real Return Portfolio	275,807
Emerging Markets ex China Core Equity Portfolio	1,083,778
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.